UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Item 1.	Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.65%	6.75%	6.85%	1.51%	1.58%	1.70%	(2.48)%	(2.46)%	(2.30)%

Cumulative Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.65%	6.75%	6.85%	7.80%	8.13%	8.79%	(12.76)%	(12.65)%	(11.90)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	21.71%
Financial	20.68
Industrial	14.62
Technology	12.92
Energy	10.36
Communications	10.20
Consumer Cyclical	5.54
Basic Materials	2.27
Utilities	1.55
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	5.86%
General Electric Co.	5.71
Microsoft Corp.	3.81
Citigroup Inc.	3.71
Bank of America Corp.	3.33
Procter & Gamble Co.	2.99
Pfizer Inc.	2.89
Johnson & Johnson	2.78
American International Group Inc.	2.70
Altria Group Inc.	2.33

TOTAL	36.11%

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 6.65%, while the Index returned 6.85%.

Domestic equity markets delivered gains for the reporting period, in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, oil topped $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

Within the Index, sector performance was mostly positive. The financials sector was the best performer, followed by energy. Telecommunications services and utilities also delivered gains. On the negative side, the materials and consumer discretionary sectors both declined during the reporting period.

Among the Fund’s ten largest holdings as of March 31, 2006, the strongest performer during the reporting period was insurance company American International Group Inc. Technology giant Microsoft Corp. and consumer products company Procter & Gamble Co. also performed well. Healthcare company Johnson & Johnson and pharmaceutical company Pfizer Inc. both declined during the reporting period.

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.44%	10.69%	11.32%	2.96%	2.92%	3.62%	(0.52)%	(0.48)%	0.20%

Cumulative Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.44%	10.69%	11.32%	15.72%	15.49%	19.46%	(2.72)%	(2.51)%	1.08%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	22.47%
Financial	22.46
Energy	14.27
Technology	10.97
Industrial	8.80
Communications	7.96
Consumer Cyclical	7.83
Basic Materials	2.98
Utilities	1.53
Diversified	0.32
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	4.69%
General Electric Co.	4.56
Microsoft Corp.	3.02
Citigroup Inc.	2.97
BP PLC (United Kingdom)	2.95
Procter & Gamble Co.	2.39
HSBC Holdings PLC (United Kingdom)	2.34
Pfizer Inc.	2.27
Johnson & Johnson	2.18
American International Group Inc.	2.13

TOTAL	29.50%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 10.44%, while the Index returned 11.32%.

Global equity markets delivered gains for the reporting period. In the U.S., markets gained in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

In Europe, markets generally gained ground, experiencing strengthening economic conditions. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Asian markets gained on the strength of improving economic conditions and export demand from the U.S. Japan’s market, in particular, benefited from what appeared to be a solid economic recovery, including a resurgence of domestic demand.

Among the Fund’s ten largest holdings as of March 31, 2006, diversified oil company BP PLC (United Kingdom) was the strongest performer, benefiting from higher oil prices during the reporting period. Insurer American International Group Inc. also performed well. The bank HSBC Holdings PLC (United Kingdom) and technology giant Microsoft Corp. both delivered gains. Detracting from Fund performance, healthcare company Johnson & Johnson and pharmaceutical company Pfizer Inc. both declined for the reporting period.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.91%	23.72%	24.46%	19.37%	19.44%	19.33%	117.33%	117.87%	116.85%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Industry	% of Net Assets
Oil & Gas	89.43%
Oil & Gas Services	8.01
Pipelines	1.08
Utilities	0.84
Mining	0.40
Diversified Financial Services	0.03
Chemicals	0.01
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	16.46%
BP PLC (United Kingdom)	10.79
Total SA (France)	7.12
Chevron Corp.	5.49
Royal Dutch Shell PLC Class A (United Kingdom)	5.12
ConocoPhillips	4.37
Royal Dutch Shell PLC Class B (United Kingdom)	3.81
Eni SpA (Italy)	3.49
Schlumberger Ltd.	3.34
BG Group PLC (United Kingdom)	2.52

TOTAL	62.51%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the energy sector and that it believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 23.91%, while the Index returned 24.46%.

Global equity markets delivered gains for the reporting period. In the U.S., markets gained in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

In Europe, markets generally gained ground, experiencing strengthening economic conditions. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Asian markets gained on the strength of improving economic conditions and export demand from the U.S. Japan’s market, in particular, benefited from what appeared to be a solid economic recovery, including a resurgence of domestic demand.

For the Index, the main driver of performance was the continued escalation in oil prices during the reporting period. The ongoing rise in oil prices contributed to gains throughout the energy sector, increasing revenues for large, diversified oil companies as well as the smaller oil and production companies.

Among the Fund’s ten largest holdings as of March 31, 2006, the strongest performer was oil service and exploration company Schlumberger Ltd. British energy company BG Group PLC (United Kingdom) also delivered strong gains. Oil companies BP PLC (United Kingdom) and Total SA (France) both performed well, as did diversified oil company ConocoPhillips and energy company ENI SpA (Italy). The sole negative return among the Fund’s ten largest holdings came from Chevron Corp., which posted a slight loss.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.73%	25.67%	26.35%	12.13%	12.29%	13.08%	65.17%	66.23%	71.36%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Industry	% of Net Assets
Banks	55.50%
Diversified Financial Services	18.82
Insurance	18.77
Real Estate	3.03
Real Estate Investment Trusts	1.39
Savings & Loans	1.17
Commercial Services	0.29
Holding Companies - Diversified	0.24
Venture Capital	0.15
Forest Products & Paper	0.12
Investment Companies	0.08
Short-Term and Other Net Assets	0.44

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Citigroup Inc.	3.91%
Bank of America Corp.	3.54
HSBC Holdings PLC (United Kingdom)	3.12
American International Group Inc.	2.69
JP Morgan Chase & Co.	2.41
Mitsubishi UFJ Financial Group (Japan)	2.32
UBS AG Registered (Switzerland)	1.90
Wells Fargo & Co.	1.81
Royal Bank of Scotland Group PLC (United Kingdom)	1.73
Banco Santander Central Hispano SA (Spain)	1.54

TOTAL	24.97%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the financial sector and that it believes are important to global markets. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 24.73%, while the Index returned 26.35%.

Global equity markets delivered gains for the reporting period. In the U.S., markets gained in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

In Europe, markets generally gained ground, experiencing strengthening economic conditions. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Asian markets gained on the strength of improving economic conditions and export demand from the U.S. Japan’s market, in particular, benefited from what appeared to be a solid economic recovery, including a resurgence of domestic demand.

Performance was generally positive during the reporting period for financial companies around the world. Improving economic and market conditions helped earnings growth for many financial companies, but some were hampered by rising interest rates during the reporting period.

Among the Fund’s ten largest holdings as of March 31, 2006, Mitsubishi UFJ Financial Group (Japan) was by far the strongest performer. Investment bank UBS AG (Switzerland) also logged strong gains. Banco Santander Central Hispano SA (Spain) and investment bank JP Morgan Chase & Co. also performed well, as did insurer American International Group Inc. The most modest gain among the Fund’s ten largest holdings came from Bank of America Corp.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.28%	12.18%	13.23%	2.49%	2.56%	3.06%	11.36%	11.70%	14.13%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Industry	% of Net Assets
Pharmaceuticals	63.21%
Health Care - Products	18.02
Health Care - Services	9.67
Biotechnology	6.00
Electronics	1.18
Insurance	0.71
Commercial Services	0.68
Software	0.26
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Pfizer Inc.	7.82%
Johnson & Johnson	7.49
Novartis AG (Switzerland)	6.62
GlaxoSmithKline PLC (United Kingdom)	6.62
Roche Holding AG Genusschein (Switzerland)	4.53
Sanofi-Aventis (France)	4.07
Amgen Inc.	3.74
AstraZeneca PLC (United Kingdom)	3.48
Merck & Co. Inc.	3.34
UnitedHealth Group Inc.	3.30

TOTAL	51.01%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be a part of the healthcare sector and that it believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 12.28%, while the Index returned 13.23%.

Global equity markets delivered gains for the reporting period. In the U.S., markets gained in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

In Europe, markets generally gained ground, experiencing strengthening economic conditions. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Asian markets gained on the strength of improving economic conditions and export demand from the U.S. Japan’s market, in particular, benefited from what appeared to be a solid economic recovery, including a resurgence of domestic demand.

Health care companies posted generally positive results for the reporting period. However, some pharmaceutical companies in the sector continue to be hampered by litigation surrounding specific drugs.

Among the Fund’s ten largest holdings as of March 31, 2006, pharmaceutical giants Roche Holding AG (Switzerland) and AstraZeneca PLC (United Kingdom) logged strong gains, as did Novartis AG (Switzerland). Amgen Inc. also performed well, as did GlaxoSmithKline PLC (United Kingdom). On the negative side, both Johnson & Johnson and Pfizer Inc. declined for the reporting period.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.03%	18.38%	18.13%	1.37%	1.63%	2.24%	6.14%	7.35%	10.19%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Industry	% of Net Assets
Semiconductors	21.85%
Telecommunications	20.30
Software	19.50
Computers	18.95
Internet	8.32
Electronics	4.10
Office & Business Equipment	3.13
Electrical Components & Equipment	1.84
Commercial Services	0.66
Toys, Games & Hobbies	0.54
Manufacturing	0.23
Computer Systems	0.20
Leisure Time	0.11
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Microsoft Corp.	9.06%
Cisco Systems Inc.	5.00
International Business Machines Corp.	4.79
Intel Corp.	4.25
Hewlett-Packard Co.	3.53
Nokia OYJ (Finland)	3.47
Samsung Electronics Co. Ltd. GDR (South Korea)	3.28
QUALCOMM Inc.	3.16
Google Inc. Class A	2.94
Dell Inc.	2.59

TOTAL	42.07%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the information technology sector and that it believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 17.03%, while the Index returned 18.13%.

Global equity markets delivered gains for the reporting period. In the U.S., markets gained in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

In Europe, markets generally gained ground, experiencing strengthening economic conditions. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Asian markets gained on the strength of improving economic conditions and export demand from the U.S. Japan’s market, in particular, benefited from what appeared to be a solid economic recovery, including a resurgence of domestic demand.

The technology sector delivered mixed results during the reporting period. In general, those companies engaged in production and delivery of computers and computer components lagged during the reporting period. This group suffered from lower demand and increased competitiveness as technology spending levels remained low among businesses. Communications equipment companies, however, tended to perform well during the reporting period, in response to growing global demand.

Among the Fund’s ten largest holdings as of March 31, 2006, the strongest performer by far was Google Inc. Class A, which posted triple-digit returns. Technology giant Hewlett-Packard Co. and communications equipment companies Nokia OYJ (Finland) and QUALCOMM Inc. also performed well. On the negative side, computer maker Dell Inc. declined. Semiconductor company Intel Corp. and computer maker International Business Machines Corp. also posted losses for the reporting period.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.55%	5.60%	5.18%	1.74%	1.94%	2.22%	7.86%	8.80%	10.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Industry	% of Net Assets
Telecommunications	97.70%
Engineering & Construction	1.10
Advertising	0.96
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Vodafone Group PLC (United Kingdom)	11.98%
AT&T Inc.	9.98
Verizon Communications Inc.	9.50
Telefonica SA (Spain)	7.30
Sprint Nextel Corp.	7.30
BellSouth Corp.	4.93
Deutsche Telekom AG (Germany)	4.15
Nippon Telegraph & Telephone Corp. (Japan)	4.03
France Telecom SA (France)	3.60
BT Group PLC (United Kingdom)	3.08

TOTAL	65.85%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s deems to be part of the telecommunications sector and that it believes are important to global markets. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 4.55%, while the Index returned 5.18%.

Global equity markets delivered gains for the reporting period. In the U.S., markets gained in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

In Europe, markets generally gained ground, experiencing strengthening economic conditions. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Asian markets gained on the strength of improving economic conditions and export demand from the U.S. Japan’s market, in particular, benefited from what appeared to be a solid economic recovery, including a resurgence of domestic demand.

Within the telecommunications sector, performance was generally divided. Telecommunications in the United States, Asia and Latin America tended to perform well, particularly wireless telecommunications companies. European telecommunications companies, however, tended to lag the sector’s overall performance during the reporting period.

Among the Fund’s ten largest holdings as of March 31, 2006, the strongest performer was BellSouth Corp. AT&T Inc. and Sprint Nextel Corp. also performed well. On the negative side, France Telecom SA (France), Vodafone Group PLC (United Kingdom) and Deutsche Telekom AG (Germany) all declined for the reporting period.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.30%	20.52%	21.79%	9.04%	8.72%	9.89%	3.74%	3.78%	4.54%

Cumulative Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.30%	20.52%	21.79%	54.17%	51.91%	60.25%	23.18%	23.50%	28.65%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Financial	31.15%
Consumer Non-Cyclical	18.66
Energy	11.05
Communications	10.85
Industrial	7.32
Consumer Cyclical	6.56
Utilities	6.11
Basic Materials	5.98
Technology	1.27
Diversified	0.52
Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
BP PLC (United Kingdom)	3.23%
HSBC Holdings PLC (United Kingdom)	2.61
Total SA (France)	2.22
GlaxoSmithKline PLC (United Kingdom)	2.09
Novartis AG (Switzerland)	2.08
Vodafone Group PLC (United Kingdom)	1.74
Royal Dutch Shell PLC Class A (United Kingdom)	1.68
Nestle SA (Switzerland)	1.64
UBS AG Registered (Switzerland)	1.63
Roche Holding AG Genusschein (Switzerland)	1.43

TOTAL	20.35%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 20.30% while the Index returned 21.79%.

European markets generally gained during the reporting period, benefiting from improving conditions on several fronts. A problem in previous years for Europe, particularly those countries in the European Monetary Union, had been the strong euro. For most of the reporting period, the euro declined in value against the U.S. dollar, making European exports less expensive and increasing the value of sales and earnings in U.S. dollar-denominated markets. Economic conditions generally strengthened for many European markets. In March 2006, the European Central Bank increased short-term rates and revised upwards its expectations for 2006 economic growth for the group of 12 countries comprising the European Monetary Union. The United Kingdom market posted gains for the reporting period, largely benefiting from higher oil prices.

Among the Fund’s ten largest holdings as of March 31, 2006, pharmaceutical company Roche Holding AG (Switzerland) was the strongest performer. Financial company UBS AG (Switzerland) also logged strong gains for the reporting period. Pharmaceutical companies Novartis AG (Switzerland) and GlaxoSmithKline PLC (United Kingdom) both performed well, as did oil companies Total SA (France) and BP PLC (United Kingdom). Vodafone Group PLC (United Kingdom) declined for the reporting period.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
74.23%	74.52%	77.02%	33.74%	33.70%	34.40%	262.86%	262.33%	270.54%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Communications	20.65%
Basic Materials	19.64
Financial	15.68
Energy	14.30
Industrial	9.97
Consumer Non-Cyclical	9.00
Utilities	6.83
Consumer Cyclical	3.31
Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Petroleo Brasileiro SA ADR (Brazil)	11.11%
America Movil SA de CV Series L (Mexico)	10.62
Cemex SA de CV Series CPO (Mexico)	8.63
Companhia Vale do Rio Doce Class A ADR (Brazil)	6.45
Banco Bradesco SA ADR (Brazil)	6.16
Companhia Vale do Rio Doce ADR (Brazil)	5.93
Banco Itau Holding Financiera SA ADR (Brazil)	4.56
Telefonos de Mexico SA de CV Series L ADR (Mexico)	4.27
Companhia de Bebidas das Americas ADR (Brazil)	3.51
Wal-Mart de Mexico SA de CV Series V (Mexico)	3.31

TOTAL	64.55%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 74.23%, while the Index returned 77.02%.

Latin American equity markets generally delivered strong gains for the reporting period, continuing to benefit from healthy economic global growth in addition to escalating prices for oil and commodities. Because many Latin American markets depend on exports to the U.S. and to their neighboring countries for their economic strength, they benefited from the generally healthy economic conditions in the U.S. and other major markets during the reporting period, which supported export demand from Latin America. Oil prices continued climbing during the reporting period, topping $67 per barrel in March 2006 and supporting those Latin American markets that are major oil exporters.

Mexico depends on the U.S. for more than 80% of its exports, so its economic performance is closely tied to the U.S. economic cycle. As the U.S. economy remained strong during the reporting period, demand continued for Mexico’s products, helping to support Mexican economic growth.

Brazil’s market benefited from increasing prices for oil and natural gas during the reporting period. Brazil’s exporters continued to experience strong demand from the U.S. as well as China, whose economic strength translated into demand for commodities during the reporting period.

Argentina and Chile also benefited from China’s demand for commodities in addition to ongoing U.S. demand for oil and commodities from both countries. Foreign investment during the reporting period also helped contribute to market strength for both Argentina and Chile.

Among the Fund’s ten largest holdings as of March 31, 2006, all logged at least double-digit gains, with two holdings logging triple-digit gains for the reporting period. Financial company Banco Bradesco SA (Brazil) was the strongest performer. Oil company Petroleo Brasileiro SA (Brazil) and wireless telecommunications company America Movil SA de CV (Mexico) also logged strong gains. Telefonos de Mexico SA de CV (Mexico) delivered healthy returns, although it was the most modest performer among the Fund’s ten largest holdings for the reporting period.

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
37.67%	38.74%	38.99%	11.85%	11.91%	12.46%	64.36%	64.77%	68.40%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/ TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Financial	26.18%
Consumer Cyclical	24.61
Industrial	18.46
Consumer Non-Cyclical	8.81
Basic Materials	7.39
Communications	4.89
Technology	4.83
Utilities	3.72
Energy	0.53
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Mitsubishi UFJ Financial Group	6.54%
Toyota Motor Corp.	6.39
Mizuho Financial Group Inc.	3.72
Sumitomo Mitsui Financial Group Inc.	3.07
Canon Inc.	2.30
Honda Motor Co. Ltd.	2.15
Matsushita Electric Industrial Co. Ltd.	2.02
Takeda Pharmaceutical Co. Ltd.	2.01
Sony Corp.	1.98
Nomura Holdings Inc.	1.91

TOTAL	32.09%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 37.67%, while the Index returned 38.99%.

Japan’s stock market delivered sound returns during the reporting period, supported by signs of economic growth. Gross domestic product (GDP) growth was reported at 1.7% for the third quarter of 2005, surpassing economists’ expectations, and 1.4% for the fourth quarter of 2005. Deflation concerns, which had weighed on market performance in recent years, were abated as consumer prices rose in December for the first time in two years. Rising prices followed increases in consumer confidence, spending, and investment.

Among the Fund’s ten largest holdings as of March 31, 2006, all delivered double-digit gains during the reporting period. Financial companies Mitsubishi UFJ Financial Group, Mizuho Financial Group Inc., Sumitomo Mitsui Financial Group Inc. and Nomura Holdings Inc. were the strongest performers. Matsushita Electric Industrial Co. Ltd. and car maker Toyota Motor Corp. also performed well. Sony Corp. delivered healthy gains, although they represented the most modest returns among the ten largest holdings for the reporting period.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2006

Average Annual Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.83%	29.18%	29.30%	1.38%	1.41%	1.88%	(3.65)%	(3.67)%	(3.23)%

Cumulative Total Returns
Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.83%	29.18%	29.30%	7.11%	7.26%	9.76%	(17.45)%	(17.50)%	(15.55)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Industry	% of Net Assets
Biotechnology	52.90%
Pharmaceuticals	44.15
Health Care - Products	2.95
Commercial Services	0.93
Short-Term and Other Net Assets	(0.93)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Amgen Inc.	15.60%
Gilead Sciences Inc.	5.46
Teva Pharmaceutical Industries Ltd. ADR	3.75
Celgene Corp.	3.66
Biogen Idec Inc.	3.40
Genzyme Corp.	3.36
Vertex Pharmaceuticals Inc.	2.04
MedImmune Inc.	1.85
Chiron Corp.	1.64
PDL BioPharma Inc.	1.53

TOTAL	42.29%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the FTSE™ Global Classification System as either biotechnology or pharmaceutical and which also meet other eligibility criteria. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 28.83%, while the Index returned 29.30%.

Domestic equity markets delivered gains for the reporting period, in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board (the “Fed”) continued its campaign of interest rate increases intended to keep economic growth at a manageable and sustainable pace. The Fed increased rates a total of eight times during the reporting period, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, oil topped $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

All of the Fund’s ten largest holdings as of March 31, 2006 delivered gains for the reporting period. Vertex Pharmaceuticals Inc., which develops small molecule drugs for serious diseases including HIV infection, posted triple-digit gains, as did Celgene Corp., which develops therapies for cancer and immune-inflammatory-related diseases, and biopharmaceutical company PDL BioPharma Inc. Gilead Sciences, Inc., which develops therapeutics focused on life-threatening diseases, also performed well. MedImmune Inc., a biotechnology company focused on infectious disease, oncology and immunology, delivered strong gains for the reporting period. Genzyme Corp., a diversified global biotechnology company, delivered the most modest performance among the Fund’s ten largest holdings, posting a double-digit gain.

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
S&P 100
Actual	$1,000.00	$1,047.50	0.21%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06
S&P Global 100
Actual	1,000.00	1,053.60	0.41	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.89	0.41	2.07
S&P Global Energy Sector
Actual	1,000.00	1,009.40	0.65	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.69	0.65	3.28
S&P Global Financials Sector
Actual	1,000.00	1,162.80	0.66	3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.64	0.66	3.33

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
S&P Global Healthcare Sector
Actual	$1,000.00	$1,044.90	0.66%	$3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.64	0.66	3.33
S&P Global Technology Sector
Actual	1,000.00	1,088.30	0.66	3.44
Hypothetical (5% return before expenses)	1,000.00	1,021.64	0.66	3.33
S&P Global Telecommunications Sector
Actual	1,000.00	1,010.30	0.66	3.31
Hypothetical (5% return before expenses)	1,000.00	1,021.64	0.66	3.33
S&P Europe 350
Actual	1,000.00	1,127.50	0.61	3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.89	0.61	3.07
S&P Latin America 40
Actual	1,000.00	1,191.20	0.50	2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50	2.52
S&P/TOPIX 150
Actual	1,000.00	1,191.90	0.50	2.73
Hypothetical (5% return before expenses)	1,000.00	1,022.44	0.50	2.52
Nasdaq Biotechnology
Actual	1,000.00	1,068.40	0.51	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.39	0.51	2.57

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.85%
AEROSPACE & DEFENSE – 2.64%
Boeing Co. (The)	111,043	$8,653,581
General Dynamics Corp.	55,566	3,555,113
Raytheon Co.	61,841	2,834,791
United Technologies Corp.	140,873	8,166,408

		23,209,893
AGRICULTURE – 2.33%
Altria Group Inc.	289,532	20,516,237

		20,516,237
AUTO MANUFACTURERS – 0.42%
Ford Motor Co.	258,411	2,056,952
General Motors Corp.[1]	78,392	1,667,398

		3,724,350
BANKS – 5.89%
Bank of America Corp.	644,389	29,345,475
U.S. Bancorp	249,843	7,620,211
Wells Fargo & Co.	232,503	14,849,967

		51,815,653
BEVERAGES – 3.39%
Anheuser-Busch Companies Inc.	107,737	4,607,911
Coca-Cola Co. (The)	285,801	11,966,488
PepsiCo Inc.	229,854	13,283,263

		29,857,662
BIOTECHNOLOGY – 1.49%
Amgen Inc.[2]	162,132	11,795,103
MedImmune Inc.[2]	35,481	1,297,895

		13,092,998
CHEMICALS – 1.23%
Dow Chemical Co. (The)	134,223	5,449,454
Du Pont (E.I.) de Nemours and Co.	127,644	5,387,853

		10,837,307
COMPUTERS – 5.32%
Computer Sciences Corp.[2]	25,831	1,434,912
Dell Inc.[2]	326,513	9,717,027
EMC Corp.[2]	329,831	4,495,596
Hewlett-Packard Co.	392,401	12,909,993
International Business Machines Corp.	217,440	17,932,277
Unisys Corp.[2]	47,330	326,104

		46,815,909
COSMETICS & PERSONAL CARE – 3.67%
Avon Products Inc.	62,450	1,946,566
Colgate-Palmolive Co.	71,526	4,084,135
Procter & Gamble Co.	456,316	26,292,928

		32,323,629
DIVERSIFIED FINANCIAL SERVICES – 10.92%
American Express Co.	171,708	9,023,255
Citigroup Inc.	692,467	32,705,216
Goldman Sachs Group Inc. (The)	60,486	9,493,883
JP Morgan Chase & Co.	483,570	20,135,855
Lehman Brothers Holdings Inc.	37,520	5,422,766
Merrill Lynch & Co. Inc.	127,399	10,033,945
Morgan Stanley	148,969	9,358,233

		96,173,153
ELECTRIC – 1.55%
AES Corp. (The)[2]	90,920	1,551,095
American Electric Power Co. Inc.	54,579	1,856,778
Entergy Corp.	28,812	1,986,299
Exelon Corp.	92,581	4,897,535
Southern Co. (The)	102,973	3,374,425

		13,666,132
FOOD – 0.51%
Campbell Soup Co.	25,526	827,042
Heinz (H.J.) Co.	46,441	1,761,043
Sara Lee Corp.	105,373	1,884,069

		4,472,154
FOREST PRODUCTS & PAPER – 0.54%
International Paper Co.	68,285	2,360,612
Weyerhaeuser Co.	33,720	2,442,340

		4,802,952
HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	10,731	932,417

		932,417
HEALTH CARE - PRODUCTS – 4.14%
Baxter International Inc.	90,023	3,493,793
Johnson & Johnson	412,885	24,451,050
Medtronic Inc.	167,456	8,498,392

		36,443,235
HEALTH CARE - SERVICES – 0.29%
HCA Inc.	56,547	2,589,287

		2,589,287

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2006

Security	Shares	Value
INSURANCE – 3.87%
Allstate Corp. (The)	89,504	$4,664,053
American International Group Inc.	360,101	23,799,075
CIGNA Corp.	16,783	2,192,195
Hartford Financial Services Group Inc. (The)	41,991	3,382,375

		34,037,698
IRON & STEEL – 0.08%
Allegheny Technologies Inc.	12,006	734,527

		734,527
LODGING – 0.23%
Harrah’s Entertainment Inc.	25,519	1,989,461

		1,989,461
MACHINERY – 0.96%
Caterpillar Inc.	93,073	6,683,572
Rockwell Automation Inc.	24,569	1,766,757

		8,450,329
MANUFACTURING – 8.16%
Eastman Kodak Co.[1]	39,932	1,135,666
General Electric Co.	1,446,094	50,295,149
Honeywell International Inc.	115,260	4,929,670
3M Co.	104,744	7,928,074
Tyco International Ltd.	279,602	7,515,702

		71,804,261
MEDIA – 3.45%
CBS Corp. Class B	107,115	2,568,618
Clear Channel Communications Inc.	71,645	2,078,421
Comcast Corp. Class A2	296,699	7,761,646
Time Warner Inc.	625,043	10,494,472
Walt Disney Co. (The)	267,179	7,451,622

		30,354,779
MINING – 0.42%
Alcoa Inc.	121,018	3,698,310

		3,698,310
OFFICE & BUSINESS EQUIPMENT – 0.22%
Xerox Corp.[2]	129,101	1,962,335

		1,962,335
OIL & GAS – 7.89%
Exxon Mobil Corp.	847,165	51,558,462
Chevron Corp.	308,851	17,904,092

		69,462,554
OIL & GAS SERVICES – 2.14%
Baker Hughes Inc.	47,520	3,250,368
Halliburton Co.	71,632	5,230,569
Schlumberger Ltd.	81,975	10,375,576

		18,856,513
PHARMACEUTICALS – 5.89%
Abbott Laboratories	213,459	9,065,604
Bristol-Myers Squibb Co.	271,789	6,688,727
Merck & Co. Inc.	303,422	10,689,557
Pfizer Inc.	1,020,803	25,438,411

		51,882,299
PIPELINES – 0.33%
El Paso Corp.	91,651	1,104,395
Williams Companies Inc.	82,381	1,762,130

		2,866,525
RETAIL – 4.89%
Home Depot Inc.	294,715	12,466,444
Limited Brands Inc.	48,408	1,184,060
McDonald’s Corp.	174,342	5,990,391
OfficeMax Inc.	9,890	298,381
RadioShack Corp.	18,791	361,351
Target Corp.	121,971	6,343,712
Wal-Mart Stores Inc.	346,572	16,372,061

		43,016,400
SEMICONDUCTORS – 2.76%
Intel Corp.	816,173	15,792,948
National Semiconductor Corp.	46,784	1,302,467
Texas Instruments Inc.	222,020	7,208,989

		24,304,404
SOFTWARE – 4.62%
Microsoft Corp.	1,232,893	33,547,019
Oracle Corp.[2]	522,786	7,156,940

		40,703,959
TELECOMMUNICATIONS – 6.75%
AT&T Inc.	538,259	14,554,523
Cisco Systems Inc.[2]	853,298	18,490,968
Lucent Technologies Inc.[2]	619,534	1,889,579
Sprint Nextel Corp.	411,663	10,637,372
Verizon Communications Inc.	406,051	13,830,097

		59,402,539

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
TRANSPORTATION – 2.75%
Burlington Northern Santa Fe Corp.	51,758	$4,312,994
FedEx Corp.	42,165	4,762,115
Norfolk Southern Corp.	57,235	3,094,696
United Parcel Service Inc. Class B	151,518	12,027,499

		24,197,304

TOTAL COMMON STOCKS (Cost: $918,522,950)		878,997,165
SHORT-TERM INVESTMENTS – 0.23%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$11,323	11,323
Washington Mutual Bank
4.79%, 05/10/06	11,323	11,323
Wells Fargo Bank N.A.
4.78%, 12/05/06	18,117	18,117

		40,763
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
4.40%, 05/08/06	11,323	11,269
Aspen Funding Corp.
4.90%, 04/03/06	3,850	3,850
Barton Capital Corp.
4.73%, 05/10/06	9,058	9,014
Bryant Park Funding LLC
4.72%, 04/18/06	12,167	12,144
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	5,662	5,649
CC USA Inc.
4.23%, 04/21/06	6,794	6,779
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	56,615	56,505
Ebury Finance Ltd.
4.79%, 05/10/06	5,662	5,634
Edison Asset Securitization LLC
4.37%, 05/08/06	11,323	11,275
Galaxy Funding Inc.
4.23%, 04/18/06	6,499	6,488

Security	Principal	Value
Giro Funding Corp.
4.76%, 04/24/06	$5,662	$5,646
Grampian Funding LLC
4.41%, 05/15/06	11,323	11,265
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	31,851	31,764
Liberty Street Funding Corp.
4.73%, 04/18/06	5,662	5,650
Mont Blanc Capital Corp.
4.73%, 04/20/06	33,969	33,893
Nordea North America Inc.
4.16%, 04/04/06	23,778	23,776
Park Granada LLC
4.75%, 05/05/06	9,801	9,760
Sigma Finance Inc.
4.16%, 04/06/06	13,588	13,583
Solitaire Funding Ltd.
4.75%, 05/10/06	6,794	6,761
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	46,067	45,972
Thunder Bay Funding Inc.
4.76%, 04/18/06	11,174	11,152
Tulip Funding Corp.
4.80%, 04/28/06	22,646	22,571

		350,400
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	7,020	7,020
K2 USA LLC
3.94%, 07/07/06	13,588	13,587
Marshall & Ilsley Bank
5.18%, 12/15/06	22,646	22,701
Sigma Finance Inc.
5.13%, 03/30/07	7,926	7,926
Toronto-Dominion Bank
3.81%, 06/20/06	28,308	28,308
US Bank N.A.
2.85%, 11/15/06	4,529	4,478

		84,020

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	392,763	$392,763

		392,763
REPURCHASE AGREEMENTS[3] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $33,983 (collateralized by non-U.S. Government debt securities, value $37,461, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$33,969	33,969
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $56,638 (collateralized by non-U.S. Government debt securities, value $59,468, 3.82% to 6.58%, 4/21/34 to 11/20/35).	56,615	56,615
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $56,638 (collateralized by U.S. Government obligations, value $57,642, 4.50% to 5.00%, 4/1/34 to 3/1/36).	56,615	56,615
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $45,311 (collateralized by non-U.S. Government debt securities, value $47,676, 0.00% to 10.00%, 1/1/08 to 1/1/10).	45,292	45,292
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $22,655 (collateralized by U.S. Government obligations, value $23,157, 4.76% to 5.80%, 9/1/15 to 2/1/36).	22,646	22,646

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $22,655 (collateralized by non-U.S. Government debt securities, value $23,445, 0.00% to 6.91%, 4/3/06 to 3/15/32).	$22,646	$22,646

		237,783
TIME DEPOSITS[3] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	25,441	25,441
Societe Generale
4.85%, 04/03/06	22,646	22,646
UBS AG
4.88%, 04/03/06	45,292	45,292

		93,379
VARIABLE & FLOATING RATE NOTES[3] – 0.09%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	52,312	52,322
American Express Bank
4.74%, 07/19/06	5,662	5,662
American Express Centurion Bank
4.78%, 06/29/06	9,058	9,058
American Express Credit Corp.
4.76%, 02/05/07	6,794	6,799
ASIF Global Financing
4.95%, 05/30/06[6]	43,027	43,038
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	14,720	14,720
Beta Finance Inc.
4.77%, 05/25/06[6]	15,852	15,852
BMW US Capital LLC
4.72%, 04/16/07[6]	22,646	22,646
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	1,812	1,812
CC USA Inc.
4.77%, 05/25/06[6]	12,455	12,455
Commodore CDO Ltd.
4.97%, 12/12/06[6]	5,662	5,662

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2006

Security	Principal	Value
DEPFA Bank PLC
4.92%, 03/15/07	$22,646	$22,646
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	22,646	22,646
Fifth Third Bancorp.
4.78%, 01/23/07[6]	45,292	45,292
General Electric Capital Corp.
4.79%, 04/09/07	10,191	10,198
Hartford Life Global Funding Trusts
4.77%, 02/15/07	22,646	22,646
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	22,646	22,646
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	23,705	23,705
Marshall & Ilsley Bank
4.73%, 02/15/07	12,455	12,455
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	33,969	33,969
Natexis Banques Populaires
4.73%, 04/13/07[6]	16,985	16,985
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	61,144	61,146
Northern Rock PLC
4.68%, 02/02/07[6]	27,175	27,176
Permanent Financing PLC
4.66%, 06/12/06[6]	19,702	19,703
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	22,646	22,646
Principal Life Income Funding Trusts
4.70%, 05/10/06	16,985	16,985
Sedna Finance Inc.
4.75%, 09/20/06[6]	6,794	6,794
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	22,646	22,646
Strips III LLC
4.86%, 07/24/06[6]	5,710	5,710
SunTrust Bank
4.62%, 04/28/06	33,969	33,969
Toyota Motor Credit Corp.
4.81%, 04/10/06	10,191	10,191
UniCredito Italiano SpA
4.84%, 06/14/06	29,440	29,438
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	22,646	22,646
US Bank N.A.
4.75%, 09/29/06	10,191	10,189
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	41,385	41,385
Wells Fargo & Co.
4.74%, 03/15/07[6]	11,323	11,324
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	11,323	11,323
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	13,588	13,588
Wind Master Trust
4.82%, 08/25/06[6]	2,345	2,345
Winston Funding Ltd.
4.68%, 04/23/06[6]	16,169	16,169

		808,587

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,007,695)		2,007,695

TOTAL INVESTMENTS IN SECURITIES – 100.08% Cost: $920,530,645)		881,004,860
Other Assets, Less Liabilities – (0.08)%		(678,882)

NET ASSETS – 100.00%		$880,325,978

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.59%
AUSTRALIA – 0.91%
BHP Billiton Ltd.	210,700	$4,206,710

		4,206,710
BELGIUM – 0.54%
Fortis	70,140	2,502,260

		2,502,260
CANADA – 0.40%
Alcan Inc.	22,552	1,031,303
Nortel Networks Corp.[1]	258,300	790,443

		1,821,746
FINLAND – 1.13%
Nokia OYJ ADR	251,484	5,210,748

		5,210,748
FRANCE – 7.72%
Alcatel SA1	81,760	1,263,488
AXA	89,740	3,145,023
BNP Paribas	43,680	4,051,669
BNP Paribas Rights[1]	4,056	363,465
Carrefour SA	35,280	1,874,271
France Telecom SA	96,880	2,175,962
L’Oreal SA	16,100	1,416,444
LVMH Moet Hennessy Louis Vuitton SA	14,840	1,452,853
Sanofi-Aventis	57,120	5,426,216
Suez SA	70,560	2,776,824
Total SA	35,700	9,405,153
Vivendi Universal SA	64,120	2,199,037

		35,550,405
GERMANY – 5.82%
Allianz AG	22,540	3,758,195
BASF AG	29,120	2,280,000
Bayer AG	41,720	1,669,115
DaimlerChrysler AG Registered[1]	59,080	3,388,894
Deutsche Bank AG	31,080	3,544,880
Deutsche Telekom AG	151,900	2,558,799
E.ON AG	38,780	4,261,678
Siemens AG	46,620	4,346,381
Volkswagen AG	12,788	964,272

		26,772,214
ITALY – 0.52%
Assicurazioni Generali SpA	63,140	2,374,788

		2,374,788
JAPAN – 5.54%
Canon Inc.	42,000	2,772,947
Fuji Photo Film Co. Ltd.	28,000	932,621
Hitachi Ltd.	140,000	988,389
Honda Motor Co. Ltd.	42,000	2,594,966
Matsushita Electric Industrial Co. Ltd.	140,000	3,102,805
Nissan Motor Co. Ltd.	140,000	1,658,785
Seven & I Holdings Co. Ltd.	42,020	1,659,575
Sony Corp.	56,000	2,586,660
Toshiba Corp.	140,000	811,594
Toyota Motor Corp.	154,000	8,392,406

		25,500,748
NETHERLANDS – 3.13%
ABN AMRO Holding NV	109,200	3,269,351
Aegon NV	71,400	1,319,400
ING Groep NV	126,420	4,987,382
Koninklijke Philips Electronics NV NYS	75,740	2,548,651
Unilever NV NYS	32,760	2,267,647

		14,392,431
SOUTH KOREA – 1.01%
Samsung Electronics Co. Ltd. GDR[3]	14,280	4,665,990

		4,665,990
SPAIN – 3.33%
Banco Bilbao Vizcaya Argentaria SA	195,720	4,078,567
Banco Santander Central Hispano SA	359,100	5,236,507
Repsol YPF SA	57,960	1,644,089
Telefonica SA	278,460	4,363,870

		15,323,033
SWEDEN – 0.70%
Telefonaktiebolaget LM Ericsson AB ADR[2]	85,370	3,220,156

		3,220,156
SWITZERLAND – 6.05%
Credit Suisse Group	71,820	4,020,073
Nestle SA2	23,380	6,923,564
Novartis AG	157,155	8,718,474
Swiss Re	19,418	1,353,621

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2006

Security	Shares	Value
UBS AG Registered	62,160	$6,811,273

		27,827,005
UNITED KINGDOM – 14.45%
AstraZeneca PLC	90,720	4,563,393
Barclays PLC[4]	368,900	4,309,561
BP PLC	1,183,840	13,573,170
Diageo PLC	168,280	2,645,984
GlaxoSmithKline PLC	333,060	8,694,524
HSBC Holdings PLC	643,440	10,770,161
Reuters Group PLC	85,960	591,189
Royal Dutch Shell PLC Class A ADR	113,179	7,046,525
Royal Dutch Shell PLC Class B	158,060	5,132,331
Standard Chartered PLC	72,240	1,794,352
Vodafone Group PLC	3,533,320	7,385,108

		66,506,298
UNITED STATES – 48.34%
Altria Group Inc.	119,420	8,462,101
American International Group Inc.	148,120	9,789,251
Bristol-Myers Squibb Co.	112,000	2,756,320
Chevron Corp.	125,160	7,255,525
Citigroup Inc.	289,240	13,660,805
Coca-Cola Co. (The)	119,000	4,982,530
Colgate-Palmolive Co.	30,240	1,726,704
Dell Inc.[1]	136,360	4,058,074
Dow Chemical Co. (The)	56,140	2,279,284
Du Pont (E.I.) de Nemours and Co.	54,740	2,310,575
EMC Corp.[1]	140,280	1,912,016
Exxon Mobil Corp.	355,040	21,607,734
Ford Motor Co.	107,240	853,630
General Electric Co.	603,540	20,991,121
General Motors Corp.[2]	31,500	670,005
Hewlett-Packard Co.	162,120	5,333,748
Intel Corp.	340,340	6,585,579
International Business Machines Corp.	90,580	7,470,133
Johnson & Johnson	169,540	10,040,159
JP Morgan Chase & Co.	200,200	8,336,328
Kimberly-Clark Corp.	27,020	1,561,756
Lucent Technologies Inc.[1]	257,600	785,680
McDonald’s Corp.	72,800	2,501,408
Merck & Co. Inc.	124,180	4,374,861
Microsoft Corp.	511,280	13,911,929

Security	Shares or Principal	Value
Morgan Stanley	62,300	$3,913,686
News Corp. Class A	143,640	2,385,860
Nike Inc. Class B	11,060	941,206
PepsiCo Inc.	95,480	5,517,789
Pfizer Inc.	419,020	10,441,978
Procter & Gamble Co.	191,240	11,019,249
Texas Instruments Inc.	92,960	3,018,411
3M Co.	44,240	3,348,526
Time Warner Inc.	268,100	4,501,399
Tyco International Ltd.	115,360	3,100,877
United Technologies Corp.	58,660	3,400,520
Wal-Mart Stores Inc.	142,660	6,739,258

		222,546,015

TOTAL COMMON STOCKS (Cost: $422,679,707)		458,420,547
SHORT-TERM INVESTMENTS – 0.32%
CERTIFICATES OF DEPOSIT[5] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$6,954	6,954
Washington Mutual Bank
4.79%, 05/10/06	6,958	6,958
Wells Fargo Bank N.A.
4.78%, 12/05/06	11,133	11,133

		25,045
COMMERCIAL PAPER[5] – 0.05%
Amstel Funding Corp.
4.40%, 05/08/06	6,958	6,928
Aspen Funding Corp.
4.90%, 04/03/06	2,366	2,366
Barton Capital Corp.
4.73%, 05/10/06	5,566	5,539
Bryant Park Funding LLC
4.72%, 04/18/06	7,477	7,462
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	3,479	3,471
CC USA Inc.
4.23%, 04/21/06	4,175	4,166
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	34,790	34,722

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2006

Security	Principal	Value
Ebury Finance Ltd.
4.79%, 05/10/06	$3,479	$3,462
Edison Asset Securitization LLC
4.37%, 05/08/06	6,958	6,928
Galaxy Funding Inc.
4.23%, 04/18/06	3,994	3,987
Giro Funding Corp.
4.76%, 04/24/06	3,479	3,469
Grampian Funding LLC
4.41%, 05/15/06	6,958	6,922
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	19,572	19,519
Liberty Street Funding Corp.
4.73%, 04/18/06	3,479	3,472
Mont Blanc Capital Corp.
4.73%, 04/20/06	20,874	20,827
Nordea North America Inc.
4.16%, 04/04/06	14,612	14,610
Park Granada LLC
4.75%, 05/05/06	6,023	5,997
Sigma Finance Inc.
4.16%, 04/06/06	8,349	8,347
Solitaire Funding Ltd.
4.75%, 05/10/06	4,175	4,154
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	28,308	28,249
Thunder Bay Funding Inc.
4.76%, 04/18/06	6,866	6,853
Tulip Funding Corp.
4.80%, 04/28/06	13,916	13,869

		215,319
MEDIUM-TERM NOTES[5] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	4,314	4,314
K2 USA LLC
3.94%, 07/07/06	8,349	8,349
Marshall & Ilsley Bank
5.18%, 12/15/06	13,916	13,949

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13%, 03/30/07	$4,871	$4,871
Toronto-Dominion Bank
3.81%, 06/20/06	17,395	17,395
US Bank N.A.
2.85%, 11/15/06	2,783	2,751

		51,629
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,6]	501,084	501,084

		501,084
REPURCHASE AGREEMENTS[5] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $20,883 (collateralized by non-U.S. Government debt securities, value $23,019, 3.79% to 6.00%, 11/25/20 to 9/19/44).	20,874	20,874
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $34,804 (collateralized by non-U.S. Government debt securities, value $36,543, 3.82% to 6.58%, 4/21/34 to 11/20/35).	34,790	34,790
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $34,804 (collateralized by U.S. Government obligations, value $35,420, 4.50% to 5.00%, 4/1/34 to 3/1/36).	34,790	34,790
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $27,844 (collateralized by non-U.S. Government debt securities, value $29,297, 0.00% to 10.00%, 1/1/08 to 1/1/10).	27,832	27,832

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $13,922 (collateralized by U.S. Government obligations, value $14,230, 4.76% to 5.80%, 9/1/15 to 2/1/36).	$13,916	$13,916
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $13,922 (collateralized by non-U.S. Government debt securities, value $14,407, 0.00% to 6.91%, 4/3/06 to 3/15/32).	13,916	13,916

		146,118
TIME DEPOSITS[5] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	15,633	15,633
Societe Generale
4.85%, 04/03/06	13,916	13,916
UBS AG
4.88%, 04/03/06	27,832	27,832

		57,381
VARIABLE & FLOATING RATE NOTES[5] – 0.11%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[3]	32,146	32,152
American Express Bank
4.74%, 07/19/06	3,479	3,479
American Express Centurion Bank
4.78%, 06/29/06	5,566	5,566
American Express Credit Corp.
4.76%, 02/05/07	4,175	4,178
ASIF Global Financing
4.95%, 05/30/06[3]	26,440	26,447
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[3]	9,045	9,045
Beta Finance Inc.
4.77%, 05/25/06[3]	9,741	9,741
BMW US Capital LLC
4.72%, 04/16/07[3]	13,916	13,916
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[3]	1,113	1,113
CC USA Inc.
4.77%, 05/25/06[3]	7,654	7,654
Commodore CDO Ltd.
4.97%, 12/12/06[3]	3,479	3,479
DEPFA Bank PLC
4.92%, 03/15/07	13,916	13,916
Eli Lilly Services Inc.
4.60%, 03/30/07[3]	13,916	13,916
Fifth Third Bancorp.
4.78%, 01/23/07[3]	27,832	27,832
General Electric Capital Corp.
4.79%, 04/09/07	6,262	6,267
Hartford Life Global Funding Trusts
4.77%, 02/15/07	13,916	13,916
HBOS Treasury Services PLC
5.00%, 04/24/07[3]	13,916	13,916
Leafs LLC
4.78%, 01/22/07 - 02/20/07[3]	14,567	14,567
Marshall & Ilsley Bank
4.73%, 02/15/07	7,654	7,654
Metropolitan Life Global Funding I
4.67%, 04/05/07[3]	20,874	20,874
Natexis Banques Populaires
4.73%, 04/13/07[3]	10,437	10,437
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[3]	37,573	37,574
Northern Rock PLC
4.68%, 02/02/07[3]	16,699	16,699
Permanent Financing PLC
4.66%, 06/12/06[3]	12,107	12,107
Pfizer Investment Capital PLC
4.71%, 02/15/07[3]	13,916	13,916
Principal Life Income Funding Trusts
4.70%, 05/10/06	10,437	10,437
Sedna Finance Inc.
4.75%, 09/20/06[3]	4,175	4,175

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2006

Security	Principal	Value
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[3]	$13,916	$13,916
Strips III LLC
4.86%, 07/24/06[3]	3,509	3,509
SunTrust Bank
4.62%, 04/28/06	20,874	20,874
Toyota Motor Credit Corp.
4.81%, 04/10/06	6,262	6,262
UniCredito Italiano SpA
4.84%, 06/14/06	18,091	18,089
Union Hamilton Special Funding LLC
4.97%, 09/28/06[3]	13,916	13,916
US Bank N.A.
4.75%, 09/29/06	6,262	6,261
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[3]	25,431	25,431
Wells Fargo & Co.
4.74%, 03/15/07[3]	6,958	6,958
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[3]	6,958	6,957
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[3]	8,349	8,349
Wind Master Trust
4.82%, 08/25/06[3]	1,441	1,441
Winston Funding Ltd.
4.68%, 04/23/06[3]	9,936	9,936

		496,872

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,493,448)		1,493,448

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $424,173,155)		459,913,995
Other Assets, Less Liabilities – 0.09%		415,309

NET ASSETS – 100.00%		$460,329,304

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 98.31%
ARGENTINA – 0.43%
Petrobras Energia Participaciones SA ADR[1]	17,691	$199,024
Tenaris SA ADR	15,284	2,761,360

		2,960,384
AUSTRALIA – 0.34%
Origin Energy Ltd.	125,256	653,777
Santos Ltd.	16,184	131,325
Woodside Petroleum Ltd.	46,648	1,512,772

		2,297,874
AUSTRIA – 0.16%
OMV AG	16,320	1,090,181

		1,090,181
CANADA – 10.07%
Cameco Corp.	76,840	2,766,398
Canadian Natural Resources Ltd.	194,208	10,804,131
Enbridge Inc.	80,438	2,316,747
EnCana Corp.	302,192	14,117,490
Husky Energy Inc.	50,510	3,058,916
Imperial Oil Ltd.	30,260	3,261,523
Nexen Inc.	41,956	2,312,507
Petro-Canada	137,535	6,528,963
Suncor Energy Inc.	173,128	13,301,442
Talisman Energy Inc.	134,916	7,172,544
TransCanada Corp.	118,202	3,411,505

		69,052,166
CHINA – 1.09%
PetroChina Co. Ltd. ADR	70,998	7,451,240

		7,451,240
FRANCE – 7.12%
Total SA	185,141	48,775,333

		48,775,333
ITALY – 3.49%
Eni SpA	841,432	23,908,720

		23,908,720
JAPAN – 0.41%
Nippon Oil Corp.	184,000	1,439,376
TonenGeneral Sekiyu K.K.	138,000	1,401,169

		2,840,545
NORWAY – 2.34%
Norsk Hydro ASA ADR	76,600	10,596,844
Statoil ASA ADR	191,000	5,439,680

		16,036,524
SPAIN – 1.00%
Repsol YPF SA ADR[2]	241,166	6,873,231

		6,873,231
UNITED KINGDOM – 22.24%
BG Group PLC	1,386,668	17,305,738
BP PLC	6,447,694	73,925,233
Royal Dutch Shell PLC Class A	1,124,999	35,085,579
Royal Dutch Shell PLC Class B	803,557	26,092,119

		152,408,669
UNITED STATES – 49.62%
Amerada Hess Corp.	34,408	4,899,699
Anadarko Petroleum Corp.	72,660	7,339,387
Apache Corp.	112,490	7,369,220
Baker Hughes Inc.	98,192	6,716,333
BJ Services Co.	95,336	3,298,626
Chesapeake Energy Corp.	97,512	3,062,852
Chevron Corp.	648,992	37,622,066
ConocoPhillips	474,109	29,939,983
Devon Energy Corp.	136,710	8,362,551
El Paso Corp.	194,888	2,348,400
EOG Resources Inc.	87,584	6,306,048
Exxon Mobil Corp.	1,853,816	112,823,242
Halliburton Co.	154,632	11,291,229
Kerr-McGee Corp.	28,084	2,681,460
Kinder Morgan Inc.	14,442	1,328,520
Marathon Oil Corp.	117,926	8,982,423
Murphy Oil Corp.	38,760	1,931,023
Nabors Industries Ltd.[1]	48,280	3,455,882
National Oilwell Varco Inc.[1]	52,360	3,357,323
Noble Corp.	39,304	3,187,554
Occidental Petroleum Corp.	146,642	13,586,381
Rowan Companies Inc.	31,008	1,363,112
Schlumberger Ltd.	180,822	22,886,641
Sunoco Inc.	64,328	4,989,923
Transocean Inc.[1]	95,336	7,655,481
Tronox Inc. Class B1	5,662	96,197
Valero Energy Corp.	180,064	10,764,226

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
Weatherford International Ltd.[1]	99,688	$4,560,726
Williams Companies Inc.	175,576	3,755,571
XTO Energy Inc.	95,243	4,149,737

		340,111,816

TOTAL COMMON STOCKS (Cost: $601,575,647)		673,806,683
PREFERRED STOCKS – 1.49%
BRAZIL – 1.49%
Petroleo Brasileiro SA ADR	127,840	10,208,024

		10,208,024

TOTAL PREFERRED STOCKS (Cost: $6,613,895)		10,208,024
SHORT-TERM INVESTMENTS – 0.40%
CERTIFICATES OF DEPOSIT[3]– 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$15,053	15,053
Washington Mutual Bank
4.79%, 05/10/06	15,053	15,053
Wells Fargo Bank N.A.
4.78%, 12/05/06	24,085	24,085

		54,191
COMMERCIAL PAPER[3] – 0.07%
Amstel Funding Corp.
4.40%, 05/08/06	15,053	14,987
Aspen Funding Corp.
4.90%, 04/03/06	5,118	5,118
Barton Capital Corp.
4.73%, 05/10/06	12,043	11,984
Bryant Park Funding LLC
4.72%, 04/18/06	16,176	16,144
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	7,527	7,510
CC USA Inc.
4.23%, 04/21/06	9,032	9,013
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	75,266	75,120
Ebury Finance Ltd.
4.79%, 05/10/06	7,527	7,490
Edison Asset Securitization LLC
4.37%, 05/08/06	15,053	14,989
Galaxy Funding Inc.
4.23%, 04/18/06	8,641	8,625
Giro Funding Corp.
4.76%, 04/24/06	7,527	7,506
Grampian Funding LLC
4.41%, 05/15/06	15,053	14,976
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	42,344	42,229
Liberty Street Funding Corp.
4.73%, 04/18/06	7,527	7,512
Mont Blanc Capital Corp.
4.73%, 04/20/06	45,160	45,059
Nordea North America Inc.
4.16%, 04/04/06	31,612	31,608
Park Granada LLC
4.75%, 05/05/06	13,030	12,975
Sigma Finance Inc.
4.16%, 04/06/06	18,064	18,058
Solitaire Funding Ltd.
4.75%, 05/10/06	9,032	8,988
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	61,243	61,117
Thunder Bay Funding Inc.
4.76%, 04/18/06	14,855	14,826
Tulip Funding Corp.
4.80%, 04/28/06	30,106	30,006

		465,840
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	9,333	9,333
K2 USA LLC
3.94%, 07/07/06	18,064	18,064
Marshall & Ilsley Bank
5.18%, 12/15/06	30,106	30,179

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13%, 03/30/07	$10,537	$10,537
Toronto-Dominion Bank
3.81%, 06/20/06	37,633	37,634
US Bank N.A.
2.85%, 11/15/06	6,021	5,953

		111,700
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	604,856	604,856

		604,856
REPURCHASE AGREEMENTS[3] – 0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $45,179 (collateralized by non-U.S. Government debt securities, value $49,802, 3.79% to 6.00%, 11/25/20 to 9/19/44).	45,160	45,160
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $75,297 (collateralized by non-U.S. Government debt securities, value $79,059, 3.82% to 6.58%, 4/21/34 to 11/20/35).	75,266	75,266
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $75,296 (collateralized by U.S. Government obligations, value $76,631, 4.50% to 5.00%, 4/1/34 to 3/1/36).	75,266	75,266
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $60,238 (collateralized by non-U.S. Government debt securities, value $63,382, 0.00% to 10.00%, 1/1/08 to 1/1/10).	60,213	60,213
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $30,118 (collateralized by U.S. Government obligations, value $30,786, 4.76% to 5.80%, 9/1/15 to 2/1/36).	30,106	30,106
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $30,118 (collateralized by non-U.S. Government debt securities, value $31,169, 0.00% to 6.91%, 4/3/06 to 3/15/32).	30,106	30,106

		316,117
TIME DEPOSITS[3] – 0.02%
Fifth Third Bank
4.84%, 04/03/06	33,822	33,822
Societe Generale
4.85%, 04/03/06	30,106	30,106
UBS AG
4.88%, 04/03/06	60,213	60,213

		124,141
VARIABLE & FLOATING RATE NOTES[3] – 0.16%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	69,546	69,559
American Express Bank
4.74%, 07/19/06	7,527	7,527
American Express Centurion Bank
4.78%, 06/29/06	12,043	12,043
American Express Credit Corp.
4.76%, 02/05/07	9,032	9,038
ASIF Global Financing
4.95%, 05/30/06[6]	57,202	57,217
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	19,569	19,569
Beta Finance Inc.
4.77%, 05/25/06[6]	21,075	21,074
BMW US Capital LLC
4.72%, 04/16/07[6]	30,106	30,106

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2006

Security	Principal	Value
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	$2,409	$2,409
CC USA Inc.
4.77%, 05/25/06[6]	16,559	16,558
Commodore CDO Ltd.
4.97%, 12/12/06[6]	7,527	7,527
DEPFA Bank PLC
4.92%, 03/15/07	30,106	30,106
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	30,106	30,106
Fifth Third Bancorp.
4.78%, 01/23/07[6]	60,213	60,213
General Electric Capital Corp.
4.79%, 04/09/07	13,548	13,558
Hartford Life Global Funding Trusts
4.77%, 02/15/07	30,106	30,106
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	30,106	30,106
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	31,515	31,515
Marshall & Ilsley Bank
4.73%, 02/15/07	16,559	16,559
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	45,160	45,160
Natexis Banques Populaires
4.73%, 04/13/07[6]	22,580	22,580
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	81,287	81,290
Northern Rock PLC
4.68%, 02/02/07[6]	36,128	36,129
Permanent Financing PLC
4.66%, 06/12/06[6]	26,193	26,193
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	30,106	30,106
Principal Life Income Funding Trusts
4.70%, 05/10/06	22,580	22,580
Sedna Finance Inc.
4.75%, 09/20/06[6]	9,032	9,032
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	30,106	30,106
Strips III LLC
4.86%, 07/24/06[6]	7,591	7,591
SunTrust Bank
4.62%, 04/28/06	45,160	45,160
Toyota Motor Credit Corp.
4.81%, 04/10/06	13,548	13,548
UniCredito Italiano SpA
4.84%, 06/14/06	39,138	39,136
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	30,106	30,106
US Bank N.A.
4.75%, 09/29/06	13,548	13,546
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	55,018	55,018
Wells Fargo & Co.
4.74%, 03/15/07[6]	15,053	15,054
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	15,053	15,053
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	18,064	18,064
Wind Master Trust
4.82%, 08/25/06[6]	3,117	3,117
Winston Funding Ltd.
4.68%, 04/23/06[6]	21,496	21,496

		1,074,961

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,751,806)		2,751,806

TOTAL INVESTMENTS IN SECURITIES – 100.20% (Cost: $610,941,348)		686,766,513
Other Assets, Less Liabilities – (0.20)%		(1,351,801)

NET ASSETS – 100.00%		$685,414,712

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.56%
AUSTRALIA – 4.41%
AMP Ltd.	46,116	$285,425
Australia & New Zealand Banking Group Ltd.	45,039	851,049
AXA Asia Pacific Holdings Ltd.	30,960	128,041
Commonwealth Bank of Australia	31,176	1,007,021
GPT Group	52,668	155,102
Insurance Australia Group Ltd.	38,737	151,089
Lend Lease Corp. Ltd.	11,304	111,555
Macquarie Bank Ltd.	5,655	260,809
Mirvac Group	14,400	43,639
National Australia Bank Ltd.	38,124	1,024,849
Promina Group Ltd.	21,348	83,265
QBE Insurance Group Ltd.	19,152	298,801
St. George Bank Ltd.	13,428	295,288
Stockland Trust Group	30,996	148,523
Suncorp-Metway Ltd.	13,608	188,630
Westfield Group	38,556	470,119
Westpac Banking Corp.	44,280	752,089

		6,255,294
BELGIUM – 1.54%
Dexia Group	17,028	439,741
Fortis	28,232	1,007,183
Groupe Bruxelles Lambert SA	1,584	175,969
KBC Groupe SA	5,299	568,155

		2,191,048
BRAZIL – 0.69%
Banco Bradesco SA ADR	12,024	431,782
Banco Itau Holding Financiera SA ADR	12,600	375,102
Unibanco - Uniao de Bancos Brasileiros SA GDR	2,376	175,610

		982,494
CANADA – 4.70%
Bank of Montreal	11,772	669,529
Bank of Nova Scotia	23,472	942,019
Brascan Corp. Class A	4,752	261,837
Canadian Imperial Bank of Commerce	7,956	586,504
Manulife Financial Corp.	18,220	1,144,177
National Bank of Canada	4,140	226,625
Royal Bank of Canada	30,600	1,291,306
Sun Life Financial Inc.	14,112	600,601
Toronto-Dominion Bank	17,028	949,779

		6,672,377
CHILE – 0.11%
Banco de Chile ADR	1,370	55,074
Banco Santander Chile SA ADR	2,162	94,263

		149,337
CHINA – 0.19%
China Construction Bank Class H1	576,000	269,077

		269,077
DENMARK – 0.27%
Danske Bank A/S	10,404	385,518

		385,518
FRANCE – 3.72%
Assurances Generales de France	1,781	214,666
AXA	36,828	1,290,672
BNP Paribas	17,892	1,659,626
BNP Paribas Rights[1]	1,689	151,354
Credit Agricole SA	16,492	640,845
Societe Generale Class A	8,820	1,324,584

		5,281,747
GERMANY – 3.42%
Allianz AG	9,792	1,632,664
Commerzbank AG	12,077	480,541
Deutsche Bank AG	13,104	1,494,598
Deutsche Boerse AG	2,628	378,453
Hypo Real Estate Holding AG	2,647	181,209
MLP AG	2,232	54,480
Muenchener Rueckversicherungs- Gesellschaft AG	4,428	626,950

		4,848,895
GREECE – 0.26%
National Bank of Greece SA ADR	38,130	365,285

		365,285
HONG KONG – 1.00%
BOC Hong Kong Holdings Ltd.	108,000	217,118
Cheung Kong (Holdings) Ltd.	36,000	381,580
Hang Seng Bank Ltd.	21,600	278,217

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
Sun Hung Kai Properties Ltd.	36,000	$365,574
Swire Pacific Ltd. Class A	18,000	176,176

		1,418,665
IRELAND – 0.81%
Allied Irish Banks PLC	20,664	492,379
Anglo Irish Bank Corp. PLC	13,176	216,851
Bank of Ireland	23,832	442,698

		1,151,928
ITALY – 3.64%
Alleanza Assicurazioni SpA	13,212	156,847
Assicurazioni Generali SpA	27,144	1,020,925
Banca Fideuram SpA	11,016	63,222
Banca Intesa SpA	94,320	562,717
Banca Monte dei Paschi di Siena SpA[2]	27,540	154,806
Banca Nazionale del Lavoro SpA[1]	32,220	113,854
Banche Popolari Unite Scrl	7,740	187,425
Banco Popolare di Verona e Novara Scrl	9,252	244,527
Capitalia SpA	41,174	341,811
Mediobanca SpA	8,568	183,524
Mediolanum SpA[2]	7,236	57,312
Sanpaolo IMI SpA	25,812	461,361
UniCredito Italiano SpA	224,172	1,618,196

		5,166,527
JAPAN – 10.08%
Acom Co. Ltd.	2,880	168,665
Credit Saison Co. Ltd.	3,600	198,627
Daiwa Securities Group Inc.	36,000	481,770
Millea Holdings Inc.	36	710,908
Mitsubishi Estate Co. Ltd.	36,000	851,259
Mitsubishi UFJ Financial Group	216	3,295,195
Mitsui Fudosan Co. Ltd.	36,000	825,324
Mitsui Sumitomo Insurance Co. Ltd.	36,000	488,482
Mizuho Financial Group Inc.	252	2,056,751
Nikko Cordial Corp.	18,000	297,483
Nomura Holdings Inc.	46,800	1,041,190
ORIX Corp.	1,440	447,292
Promise Co. Ltd.	1,800	108,619
Shinsei Bank Ltd.	36,000	251,411
Sompo Japan Insurance Inc.	36,000	520,824
Sumitomo Mitsui Financial Group Inc.	144	1,586,575
Sumitomo Trust & Banking Co. Ltd. (The)	36,000	415,561
T&D Holdings Inc.	5,400	421,053
Takefuji Corp.	2,160	135,652

		14,302,641
NETHERLANDS – 2.74%
ABN AMRO Holding NV	44,676	1,337,560
Aegon NV	28,584	528,203
ING Groep NV	51,408	2,028,091

		3,893,854
SINGAPORE – 0.61%
DBS Group Holdings Ltd.	36,000	362,636
Oversea-Chinese Banking Corp.	36,000	149,059
United Overseas Bank Ltd.	36,000	347,063

		858,758
SOUTH KOREA – 0.72%
Kookmin Bank ADR[1]	12,024	1,028,293

		1,028,293
SPAIN – 3.21%
Banco Bilbao Vizcaya Argentaria SA	81,432	1,696,944
Banco Popular Espanol SA	25,380	373,477
Banco Sabadell SA	4,500	147,578
Banco Santander Central Hispano SA	149,868	2,185,421
Bankinter SA	2,124	146,510

		4,549,930
SWEDEN – 1.18%
ForeningsSparbanken AB	9,000	253,474
Investor AB Class B	6,300	114,381
Nordea AB	53,676	662,884
Skandinaviska Enskilda Banken AB Class A	11,484	284,385
Svenska Handelsbanken AB Class A	12,924	359,014

		1,674,138
SWITZERLAND – 4.10%
Baloise Holding Registered	1,514	107,684
Credit Suisse Group	27,396	1,533,472
Swiss Life Holding	756	157,928
Swiss Re	7,382	514,596
UBS AG Registered	24,660	2,702,156
Zurich Financial Services AG1	3,420	801,450

		5,817,286

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
UNITED KINGDOM – 11.93%
Alliance & Leicester PLC	8,892	$190,636
AMVESCAP PLC	22,284	207,565
Aviva PLC	56,124	778,312
Barclays PLC[3]	152,784	1,784,852
British Land Co. PLC	12,816	275,874
Friends Provident PLC	48,420	175,113
Hammerson PLC	7,524	161,829
HBOS PLC	90,828	1,514,014
HSBC Holdings PLC	264,096	4,420,546
Land Securities Group PLC	11,379	380,538
Legal & General Group PLC	147,744	363,903
Lloyds TSB Group PLC	132,336	1,263,636
Man Group PLC	7,504	320,846
Northern Rock PLC	9,396	192,966
Old Mutual PLC	118,512	413,700
Provident Financial PLC	5,652	69,263
Prudential Corp. PLC	56,376	652,728
Royal & Sun Alliance Insurance Group PLC	72,108	172,291
Royal Bank of Scotland Group PLC	75,744	2,460,780
Schroders PLC	4,140	85,383
Slough Estates PLC	10,872	125,783
Standard Chartered PLC	28,332	703,732
3i Group PLC	12,888	210,248

		16,924,538
UNITED STATES – 40.23%
ACE Ltd.	6,804	353,876
AFLAC Inc.	11,988	541,018
Allstate Corp. (The)	15,552	810,415
Ambac Financial Group Inc.	2,772	220,651
American Express Co.	28,080	1,475,604
American International Group Inc.	57,780	3,818,680
Ameriprise Financial Inc.	5,616	253,057
AmSouth Bancorp	8,568	231,764
AON Corp.	7,434	308,585
Apartment Investment & Management Co. Class A	2,736	128,318
Archstone-Smith Trust	4,320	210,686
Bank of America Corp.	110,239	5,020,284
Bank of New York Co. Inc. (The)	19,080	687,643
BB&T Corp.	13,176	516,499
Bear Stearns Companies Inc. (The)	2,736	379,483
Capital One Financial Corp.	6,984	562,352
Chubb Corp.	4,464	426,044
Cincinnati Financial Corp.	4,373	183,972
CIT Group Inc.	5,040	269,741
Citigroup Inc.	117,576	5,553,115
Comerica Inc.	4,356	252,517
Compass Bancshares Inc.	2,952	149,401
Countrywide Financial Corp.	14,256	523,195
E*TRADE Financial Corp.[1]	9,108	245,734
Equity Office Properties Trust	10,080	338,486
Equity Residential	6,300	294,777
Federal Home Loan Mortgage Corp.	14,760	900,360
Federal National Mortgage Association	21,384	1,099,138
Federated Investors Inc. Class B	2,376	92,783
Fifth Third Bancorp	5,156	202,940
First Horizon National Corp.	3,492	145,442
Franklin Resources Inc.	3,636	342,657
Genworth Financial Inc. Class A	8,640	288,835
Golden West Financial Corp.	6,588	447,325
Goldman Sachs Group Inc. (The)	10,404	1,633,012
Hartford Financial Services Group Inc. (The)	7,020	565,461
Huntington Bancshares Inc.	5,580	134,645
Janus Capital Group Inc.	4,968	115,109
Jefferson-Pilot Corp.	2,686	150,255
JP Morgan Chase & Co.	82,152	3,420,809
KeyCorp	10,116	372,269
Lehman Brothers Holdings Inc.	6,300	910,539
Lincoln National Corp.	3,960	216,176
Loews Corp.	3,312	335,174
M&T Bank Corp.	2,448	279,415
Marsh & McLennan Companies Inc.	12,532	367,940
Marshall & Ilsley Corp.	5,004	218,074
MBIA Inc.	3,384	203,480
Mellon Financial Corp.	9,684	344,750
Merrill Lynch & Co. Inc.	20,452	1,610,800
MetLife Inc.	17,460	844,540
MGIC Investment Corp.	2,340	155,914
Moody’s Corp.	5,796	414,182
Morgan Stanley	25,632	1,610,202

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
National City Corp.	14,328	$500,047
North Fork Bancorp Inc.	12,024	346,652
Northern Trust Corp.	4,824	253,260
Plum Creek Timber Co. Inc.	4,752	175,491
PNC Financial Services Group	6,804	457,977
Principal Financial Group Inc.	6,552	319,738
Progressive Corp. (The)	3,502	365,119
ProLogis	4,392	234,972
Prudential Financial Inc.	10,584	802,373
Public Storage Inc.	1,764	143,290
Regions Financial Corp.	11,016	387,433
Rowe (T.) Price Group Inc.	3,096	242,138
SAFECO Corp.	3,204	160,873
Schwab (Charles) Corp. (The)	25,740	442,985
Simon Property Group Inc.	4,104	345,311
SLM Corp.	10,224	531,035
Sovereign Bancorp Inc.	9,108	199,556
St. Paul Travelers Companies Inc.	16,308	681,511
State Street Corp.	8,028	485,132
SunTrust Banks Inc.	8,136	591,975
Synovus Financial Corp.	7,848	212,602
Torchmark Corp.	2,664	152,114
U.S. Bancorp	44,028	1,342,854
UNUMProvident Corp.	7,488	153,354
Vornado Realty Trust	2,844	273,024
Wachovia Corp.	37,260	2,088,423
Washington Mutual Inc.	23,688	1,009,583
Wells Fargo & Co.	40,212	2,568,340
XL Capital Ltd. Class A	3,888	249,260
Zions Bancorporation	2,376	196,567

		57,091,112

TOTAL COMMON STOCKS (Cost: $114,838,425)		141,278,742

SHORT-TERM INVESTMENTS – 0.13%
CERTIFICATES OF DEPOSIT[4] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$382	382
Washington Mutual Bank
4.79%, 05/10/06	382	382

Security	Principal	Value
Wells Fargo Bank N.A.
4.78%, 12/05/06	$610	$610

		1,374
COMMERCIAL PAPER[4] – 0.01%
Amstel Funding Corp.
4.40%, 05/08/06	382	380
Aspen Funding Corp.
4.90%, 04/03/06	130	130
Barton Capital Corp.
4.73%, 05/10/06	305	304
Bryant Park Funding LLC
4.72%, 04/18/06	410	409
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	191	190
CC USA Inc.
4.23%, 04/21/06	229	228
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	1,908	1,904
Ebury Finance Ltd.
4.79%, 05/10/06	191	190
Edison Asset Securitization LLC
4.37%, 05/08/06	382	380
Galaxy Funding Inc.
4.23%, 04/18/06	219	219
Giro Funding Corp.
4.76%, 04/24/06	191	190
Grampian Funding LLC
4.41%, 05/15/06	382	380
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,073	1,070
Liberty Street Funding Corp.
4.73%, 04/18/06	191	190
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,145	1,142
Nordea North America Inc.
4.16%, 04/04/06	801	801
Park Granada LLC
4.75%, 05/05/06	330	329

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
4.16%, 04/06/06	$458	$458
Solitaire Funding Ltd.
4.75%, 05/10/06	229	228
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	1,552	1,547
Thunder Bay Funding Inc.
4.76%, 04/18/06	377	376
Tulip Funding Corp.
4.80%, 04/28/06	763	761

		11,806
MEDIUM-TERM NOTES[4] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	237	237
K2 USA LLC
3.94%, 07/07/06	458	458
Marshall & Ilsley Bank
5.18%, 12/15/06	763	765
Sigma Finance Inc.
5.13%, 03/30/07	267	267
Toronto-Dominion Bank
3.81%, 06/20/06	954	954
US Bank N.A.
2.85%, 11/15/06	153	151

		2,832
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[3,5]	124,187	124,187

		124,187
REPURCHASE AGREEMENTS[4] – 0.01%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,145 (collateralized by non-U.S. Government debt securities, value $1,262, 3.79% to 6.00%, 11/25/20 to 9/19/44).	1,145	1,145
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $ 1,909 (collateralized by non-U.S. Government debt securities, value $2,004, 3.82% to 6.58%, 4/21/34 to 11/20/35).	1,908	1,908
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $1,909 (collateralized by U.S. Government obligations, value $1,942, 4.50% to 5.00%, 4/1/34 to 3/1/36).	1,908	1,908
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $1,527 (collateralized by non-U.S. Government debt securities, value $1,607, 0.00% to 10.00%, 1/1/08 to 1/1/10).	1,526	1,526
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $763 (collateralized by U.S. Government obligations, value $780, 4.76% to 5.80%, 9/1/15 to 2/1/36).	763	763
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $763 (collateralized by non-U.S. Government debt securities, value $790, 0.00% to 6.91%, 4/3/06 to 3/15/32).	763	763

		8,013
TIME DEPOSITS[4] – 0.00%
Fifth Third Bank
4.84%, 04/03/06	857	857
Societe Generale
4.85%, 04/03/06	763	763
UBS AG
4.88%, 04/03/06	1,526	1,526

		3,146

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[4] – 0.02%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	$1,763	$1,763
American Express Bank
4.74%, 07/19/06	191	191
American Express Centurion Bank
4.78%, 06/29/06	305	305
American Express Credit Corp.
4.76%, 02/05/07	229	229
ASIF Global Financing
4.95%, 05/30/06[6]	1,450	1,450
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	496	496
Beta Finance Inc.
4.77%, 05/25/06[6]	534	534
BMW US Capital LLC
4.72%, 04/16/07[6]	763	763
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	61	61
CC USA Inc.
4.77%, 05/25/06[6]	420	420
Commodore CDO Ltd.
4.97%, 12/12/06[6]	191	191
DEPFA Bank PLC
4.92%, 03/15/07	763	763
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	763	763
Fifth Third Bancorp.
4.78%, 01/23/07[6]	1,526	1,526
General Electric Capital Corp.
4.79%, 04/09/07	343	344
Hartford Life Global Funding Trusts
4.77%, 02/15/07	763	763
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	763	763
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	799	799
Marshall & Ilsley Bank
4.73%, 02/15/07	420	420
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	1,145	1,145
Natexis Banques Populaires
4.73%, 04/13/07[6]	572	572
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	2,060	2,060
Northern Rock PLC
4.68%, 02/02/07[6]	916	916
Permanent Financing PLC
4.66%, 06/12/06[6]	664	664
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	763	763
Principal Life Income Funding Trusts
4.70%, 05/10/06	572	572
Sedna Finance Inc.
4.75%, 09/20/06[6]	229	229
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	763	763
Strips III LLC
4.86%, 07/24/06[6]	192	192
SunTrust Bank
4.62%, 04/28/06	1,145	1,145
Toyota Motor Credit Corp.
4.81%, 04/10/06	343	343
UniCredito Italiano SpA
4.84%, 06/14/06	992	992
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	763	763
US Bank N.A.
4.75%, 09/29/06	343	343
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	1,395	1,395
Wells Fargo & Co.
4.74%, 03/15/07[6]	382	382
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	382	381
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	458	458

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2006

Security	Principal	Value
Wind Master Trust
4.82%, 08/25/06[6]	$79	$79
Winston Funding Ltd.
4.68%, 04/23/06[6]	545	545

		27,246

TOTAL SHORT-TERM INVESTMENTS (Cost: $178,604)		178,604

TOTAL INVESTMENTS IN SECURITIES – 99.69% (Cost: $115,017,029)		141,457,346
Other Assets, Less Liabilities – 0.31%		437,542

NET ASSETS – 100.00%		$141,894,888

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.73%
AUSTRALIA – 0.32%
CSL Ltd.	39,858	$1,554,615

		1,554,615
BELGIUM – 0.18%
UCB SA	18,072	887,915

		887,915
CANADA – 0.29%
Biovail Corp.	34,762	844,467
MDS Inc.	31,668	570,599

		1,415,066
DENMARK – 0.62%
Novo Nordisk A/S Class B	49,140	3,052,050

		3,052,050
FRANCE – 4.43%
Essilor International SA	19,730	1,757,293
Sanofi-Aventis	209,300	19,882,825

		21,640,118
GERMANY – 1.27%
Altana AG	13,468	833,495
Fresenius Medical Care AG & Co. KGaA	12,376	1,476,714
Schering AG	37,492	3,892,374

		6,202,583
IRELAND – 0.27%
Elan Corp. PLC[1]	90,272	1,299,988

		1,299,988
JAPAN – 4.19%
Astellas Pharma Inc.	109,835	4,161,051
Daiichi Sanyko Co. Ltd.	151,393	3,445,124
Eisai Co. Ltd.	54,600	2,373,913
Takeda Pharmaceutical Co. Ltd.	163,800	9,315,179
Terumo Corp.	36,400	1,193,898

		20,489,165
SWITZERLAND – 11.55%
Novartis AG	582,906	32,337,824
Roche Holding AG Bearer	5,606	917,997
Roche Holding AG Genusschein	149,058	22,138,851
Serono SA	1,456	1,012,187

		56,406,859
UNITED KINGDOM – 10.79%
AstraZeneca PLC	337,428	16,973,286
GlaxoSmithKline PLC	1,238,510	32,331,276
Shire PLC	104,019	1,594,065
Smith & Nephew PLC	201,292	1,784,162

		52,682,789
UNITED STATES – 65.82%
Abbott Laboratories	331,604	14,083,222
Aetna Inc.	121,394	5,965,301
Allergan Inc.	31,304	3,396,484
AmerisourceBergen Corp.	45,864	2,213,855
Amgen Inc.[1]	250,796	18,245,409
Applera Corp. - Applied Biosystems Group	40,768	1,106,444
Bard (C.R.) Inc.	23,114	1,567,360
Barr Pharmaceuticals Inc.[1]	21,476	1,352,559
Bausch & Lomb Inc.	11,648	741,978
Baxter International Inc.	136,500	5,297,565
Becton, Dickinson & Co.	54,782	3,373,476
Biogen Idec Inc.[1]	72,982	3,437,452
Biomet Inc.	57,876	2,055,756
Boston Scientific Corp.[1]	123,760	2,852,668
Bristol-Myers Squibb Co.	417,690	10,279,351
Cardinal Health Inc.	91,182	6,794,883
Caremark Rx Inc.[1]	97,006	4,770,755
Chiron Corp.[1]	25,298	1,158,901
CIGNA Corp.	26,390	3,447,062
Coventry Health Care Inc.[1]	33,306	1,797,858
Express Scripts Inc.[1]	30,212	2,655,635
Fisher Scientific International Inc.[1]	26,208	1,783,454
Forest Laboratories Inc.[1]	71,344	3,184,083
Genzyme Corp.[1]	54,782	3,682,446
Gilead Sciences Inc.[1]	97,188	6,047,037
Guidant Corp.	71,344	5,569,113
HCA Inc.	89,180	4,083,552
Health Management Associates Inc. Class A	52,234	1,126,687
Hospira Inc.[1]	34,216	1,350,163
Humana Inc.[1]	33,852	1,782,308
IMS Health Inc.	49,686	1,280,408
Johnson & Johnson	618,072	36,602,224
King Pharmaceuticals Inc.[1]	53,508	923,013

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
Laboratory Corp. of America Holdings[1]	27,846	$1,628,434
Lilly (Eli) & Co.	235,144	13,003,463
Manor Care Inc.	17,472	774,883
McKesson Corp.	63,700	3,320,681
Medco Health Solutions Inc.[1]	64,610	3,696,984
MedImmune Inc.[1]	53,326	1,950,665
Medtronic Inc.	259,168	13,152,776
Merck & Co. Inc.	463,190	16,318,184
Millipore Corp.[1]	11,102	811,112
Mylan Laboratories Inc.	46,956	1,098,770
Patterson Companies Inc.[1]	29,484	1,037,837
PerkinElmer Inc.	28,028	657,817
Pfizer Inc.	1,532,804	38,197,476
Quest Diagnostics Inc.	36,218	1,857,983
Schering-Plough Corp.	315,770	5,996,472
St. Jude Medical Inc.[1]	77,168	3,163,888
Stryker Corp.	65,702	2,913,227
Tenet Healthcare Corp.[1]	89,544	660,835
Thermo Electron Corp.[1]	34,034	1,262,321
UnitedHealth Group Inc.	288,834	16,134,267
Waters Corp.[1]	21,294	918,836
Watson Pharmaceuticals Inc.[1]	23,114	664,296
WellPoint Inc.[1]	139,776	10,822,856
Wyeth	285,922	13,872,935
Zimmer Holdings Inc.[1]	52,780	3,567,928

		321,493,388

TOTAL COMMON STOCKS (Cost: $447,439,218)		487,124,536
SHORT-TERM INVESTMENTS – 0.02%
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[2,3]	78,615	78,615

		78,615

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,615)		78,615

TOTAL INVESTMENTS IN SECURITIES – 99.75% (Cost: $447,517,833)		$487,203,151
Other Assets, Less Liabilities – 0.25%		1,210,796

NET ASSETS – 100.00%		$488,413,947

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.73%
CANADA – 1.13%
ATI Technologies Inc.[1]	10,881	$186,915
Celestica Inc.[1]	7,917	90,463
Cognos Inc.[1]	4,485	174,387
Nortel Networks Corp.[1]	32,652	99,921
Research in Motion Ltd.[1]	7,956	674,412

		1,226,098
FINLAND – 3.47%
Nokia OYJ	182,520	3,772,572

		3,772,572
FRANCE – 1.77%
Alcatel SA1	58,851	909,461
Cap Gemini SA1	6,006	326,777
Dassault Systemes SA	2,964	169,265
STMicroelectronics NV	27,846	514,229

		1,919,732
GERMANY – 2.04%
Infineon Technologies AG1	27,144	279,539
SAP AG	8,931	1,934,713

		2,214,252
JAPAN – 10.77%
Advantest Corp.	3,900	463,743
Canon Inc.	31,200	2,059,903
Fujitsu Ltd.	78,000	656,445
Hitachi Ltd.	156,000	1,101,348
Hoya Corp.	15,600	628,019
Konica Minolta Holdings Inc.[1]	19,500	248,233
Kyocera Corp.	7,800	688,838
Murata Manufacturing Co. Ltd.	7,800	526,875
NEC Corp.	78,000	546,707
Nintendo Co. Ltd.	3,900	581,744
NTT Data Corp.	39	187,084
Ricoh Corp. Ltd.	39,000	760,234
Rohm Co. Ltd.	3,900	411,518
Softbank Corp.[1]	31,200	912,281
TDK Corp.	3,900	293,186
Tokyo Electron Ltd.	7,800	536,791
Toshiba Corp.	117,000	678,261
Yahoo! Japan Corp.	702	427,185

		11,708,395
NETHERLANDS – 0.39%
ASML Holding NV1	20,982	427,845

		427,845
SOUTH KOREA – 3.28%
Samsung Electronics Co. Ltd. GDR[2]	10,920	3,568,110

		3,568,110
SWEDEN – 2.14%
Telefonaktiebolaget LM Ericsson Class B	612,105	2,324,738

		2,324,738
TAIWAN – 2.90%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	210,327	2,115,890
United Microelectronics Corp. ADR	304,395	1,037,987

		3,153,877
UNITED KINGDOM – 0.73%
ARM Holdings PLC	62,712	144,945
Electrocomponents PLC	19,500	94,706
LogicaCMG PLC	50,934	172,940
Misys PLC	22,581	87,932
Sage Group PLC	57,837	276,134
Spirent PLC[1]	22,464	17,339

		793,996
UNITED STATES – 71.11%
ADC Telecommunications Inc.[1]	5,038	128,922
Adobe Systems Inc.[1]	25,584	893,393
Advanced Micro Devices Inc.[1]	20,826	690,590
Affiliated Computer Services Inc. Class A1	5,070	302,476
Agilent Technologies Inc.[1]	18,447	692,685
Altera Corp.[1]	15,795	326,009
Analog Devices Inc.	15,405	589,857
Andrew Corp.[1]	6,084	74,712
Apple Computer Inc.[1]	35,490	2,225,933
Applied Materials Inc.	65,715	1,150,670
Applied Micro Circuits Corp.[1]	12,870	52,381
Autodesk Inc.[1]	10,023	386,086
Automatic Data Processing Inc.	23,556	1,076,038
Avaya Inc.[1]	17,355	196,112
BMC Software Inc.[1]	9,399	203,582
Broadcom Corp. Class A1	18,954	818,055

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
CA Inc.	19,422	$528,473
CIENA Corp.[1]	27,534	143,452
Cisco Systems Inc.[1]	250,614	5,430,805
Citrix Systems Inc.[1]	7,644	289,708
Computer Sciences Corp.[1]	7,683	426,791
Compuware Corp.[1]	16,731	131,004
Comverse Technology Inc.[1]	8,385	197,299
Convergys Corp.[1]	5,850	106,529
Corning Inc.[1]	63,999	1,722,213
Dell Inc.[1]	94,770	2,820,355
eBay Inc.[1]	47,541	1,856,951
Electronic Arts Inc.[1]	12,246	670,101
Electronic Data Systems Corp.	22,035	591,199
EMC Corp.[1]	98,514	1,342,746
First Data Corp.	31,395	1,469,914
Fiserv Inc.[1]	7,137	303,679
Freescale Semiconductor Inc. Class B1	17,550	487,364
Gateway Inc.[1]	3,705	8,114
Google Inc. Class A1	8,190	3,194,100
Hewlett-Packard Co.	116,727	3,840,318
Intel Corp.	238,992	4,624,495
International Business Machines Corp.	63,180	5,210,455
Intuit Inc.[1]	7,722	410,733
Jabil Circuit Inc.[1]	7,839	335,980
JDS Uniphase Corp.[1]	75,602	315,260
KLA-Tencor Corp.	8,463	409,271
Linear Technology Corp.	12,402	435,062
LSI Logic Corp.[1]	18,369	212,346
Lucent Technologies Inc.[1]	186,108	567,629
Maxim Integrated Products Inc.	13,182	489,711
Micron Technology Inc.[1]	26,754	393,819
Microsoft Corp.	362,115	9,853,149
Molex Inc.	6,981	231,769
Motorola Inc.	102,297	2,343,624
National Semiconductor Corp.	15,015	418,018
NCR Corp.[1]	7,293	304,775
Network Appliance Inc.[1]	15,717	566,284
Novell Inc.[1]	17,745	136,282
Novellus Systems Inc.[1]	5,499	131,976
NVIDIA Corp.[1]	7,371	422,063
Oracle Corp.[1]	154,518	2,115,351
Parametric Technology Corp.[1]	4,804	78,449
Paychex Inc.	14,547	606,028
PMC-Sierra Inc.[1]	8,814	108,324
QLogic Corp.[1]	7,254	140,365
QUALCOMM Inc.	67,938	3,438,342
Sabre Holdings Corp.	5,226	122,968
Sanmina-SCI Corp.[1]	21,879	89,704
Solectron Corp.[1]	38,337	153,348
Sun Microsystems Inc.[1]	146,484	751,463
Symantec Corp.[1]	43,056	724,633
Symbol Technologies Inc.	10,466	110,730
Tektronix Inc.	3,354	119,771
Tellabs Inc. [1]	19,539	310,670
Teradyne Inc.[1]	8,658	134,286
Texas Instruments Inc.	65,988	2,142,630
Unisys Corp.[1]	13,728	94,586
VeriSign Inc.[1]	10,062	241,387
Xerox Corp. [1]	37,947	576,794
Xilinx Inc.	14,664	373,345
Yahoo! Inc. [1]	52,065	1,679,617

		77,294,108

TOTAL COMMON STOCKS (Cost: $98,332,241)		108,403,723
SHORT-TERM INVESTMENTS – 0.08%
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[3,4]	84,944	84,944

		84,944

TOTAL SHORT-TERM INVESTMENTS (Cost: $84,944)		84,944

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $98,417,185)		$108,488,667
Other Assets, Less Liabilities – 0.19%		206,056

NET ASSETS – 100.00%		$108,694,723

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2006

[2]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.76%
AUSTRALIA – 1.55%
Telstra Corp. Ltd.	415,996	$1,109,381

		1,109,381
BELGIUM – 0.54%
Belgacom SA	12,152	388,085

		388,085
BRAZIL – 0.56%
Brasil Telecom Participacoes SA ADR	3,052	110,757
Tele Norte Leste Participacoes SA ADR	17,192	286,763

		397,520
CANADA – 4.44%
BCE Inc.	63,588	1,533,285
Rogers Communications Class B	18,088	690,743
TELUS Corp.	24,136	947,978

		3,172,006
CHILE – 0.15%
Compania de Telecomunicaciones de Chile SA ADR	11,704	104,634

		104,634
FRANCE – 4.70%
Bouygues SA	14,784	784,514
France Telecom SA	114,436	2,570,276

		3,354,790
GERMANY – 4.15%
Deutsche Telekom AG	175,644	2,958,774

		2,958,774
GREECE – 0.65%
Hellenic Telecommunications Organization SA ADR[1]	42,140	463,119

		463,119
HONG KONG – 2.47%
China Mobil Ltd.	336,000	1,764,467

		1,764,467
ITALY – 2.83%
Telecom Italia SpA	692,860	2,018,603

		2,018,603
JAPAN – 6.46%
Nippon Telegraph & Telephone Corp.	672	2,876,176
NTT DoCoMo Inc.	1,176	1,734,249

		4,610,425
MEXICO – 4.06%
America Movil SA de CV Series L ADR	61,236	2,097,945
Telefonos de Mexico ADR	35,553	799,231

		2,897,176
NETHERLANDS – 1.85%
Koninklijke KPN NV	117,544	1,322,887

		1,322,887
NEW ZEALAND – 0.34%
Telecom Corp. of New Zealand Ltd.	72,044	242,985

		242,985
NORWAY – 0.79%
Telenor ASA	52,640	565,474

		565,474
PORTUGAL – 1.36%
Portugal Telecom SGPS ADR	79,184	967,628

		967,628
SINGAPORE – 0.77%
Singapore Telecommunications Ltd.	336,000	550,258

		550,258
SOUTH KOREA – 0.80%
SK Telecom Co. Ltd. ADR	24,262	572,341

		572,341
SPAIN – 7.30%
Telefonica SA	332,640	5,212,949

		5,212,949
SWEDEN – 1.17%
TeliaSonera AB	139,048	833,178

		833,178
SWITZERLAND – 0.63%
Swisscom AG ADR	13,972	452,134

		452,134
TAIWAN – 0.64%
Chunghwa Telecom Co. Ltd. Sponsored ADR	23,109	452,705

		452,705
UNITED KINGDOM – 15.48%
BT Group PLC	570,724	2,197,687

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2006

Security	Shares	Value
Cable & Wireless PLC	159,432	$302,123
Vodafone Group PLC	4,090,324	8,549,320

		11,049,130
UNITED STATES – 36.07%
Alltel Corp.	26,488	1,715,098
AT&T Inc.	263,340	7,120,714
BellSouth Corp.	101,472	3,516,005
CenturyTel Inc.	9,576	374,613
Citizens Communications Co.	23,128	306,909
Qwest Communications International Inc.[1]	107,240	729,232
Sprint Nextel Corp.	201,516	5,207,173
Verizon Communications Inc.	199,024	6,778,757

		25,748,501

TOTAL COMMON STOCKS (Cost: $ 70,270,598)		71,209,150
SHORT-TERM INVESTMENTS – 0.06%
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[2,3]	41,006	41,006

		41,006

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,006)		41,006

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $70,311,604)		71,250,156
Other Assets, Less Liabilities – 0.18%		127,871

NET ASSETS – 100.00%		$71,378,027

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.27%
AUSTRIA – 0.28%
Erste Bank der Oesterreichischen Sparkassen AG	37,380	$2,201,155
OMV AG	33,820	2,259,185

		4,460,340
BELGIUM – 1.72%
AGFA Gevaert NV	25,632	487,612
Belgacom SA	39,872	1,273,347
Dexia Group	163,760	4,229,037
Fortis	280,884	10,020,599
Groupe Bruxelles Lambert SA	16,020	1,779,690
InBev NV	45,568	2,134,077
KBC Groupe SA	44,500	4,771,258
Solvay SA	13,172	1,519,091
UCB SA	18,868	927,024

		27,141,735
DENMARK – 0.61%
AP Moller - Maersk A/S	233	1,998,800
Danske Bank A/S	98,612	3,654,043
Novo Nordisk A/S Class B	47,704	2,962,861
Vestas Wind Systems A/S1	37,380	930,476

		9,546,180
FINLAND – 1.85%
Fortum OYJ	93,628	2,358,988
Nokia OYJ	960,844	19,860,032
Sampo OYJ Class A	93,984	1,975,572
Stora Enso OYJ Class R	143,468	2,204,946
UPM-Kymmene OYJ	117,480	2,772,284

		29,171,822
FRANCE – 15.15%
Accor SA	44,921	2,585,960
Alcatel SA1	307,940	4,758,786
Alstom[1]	23,308	1,951,867
Arcelor	138,840	5,465,600
Assurances Generales de France	16,732	2,016,724
AXA	339,922	11,912,887
BNP Paribas	161,268	14,958,897
BNP Paribas Rights[1]	16,126	1,445,077
Bouygues SA	44,500	2,361,396
Cap Gemini SA1	30,972	1,685,135
Carrefour SA	133,500	7,092,266
Christian Dior SA	12,460	1,241,712
Compagnie de Saint-Gobain SA	74,760	5,215,642
Compagnie Generale des Etablissements Michelin Class B	33,108	2,077,404
Credit Agricole SA	149,876	5,823,869
Dassault Systemes SA	12,460	711,553
Electricite de France[1]	54,824	3,104,958
Essilor International SA	21,004	1,870,764
Etablissements Economiques du Casino Guichard-Perrachon SA	11,392	795,454
European Aeronautic Defence and Space Co.	71,556	3,010,856
France Telecom SA	366,324	8,227,778
Groupe Danone	57,316	7,012,393
Hermes International	4,628	1,168,280
Lafarge SA	38,092	4,310,073
Lagardere S.C.A.	26,344	2,054,678
L’Air Liquide SA	24,208	5,032,934
L’Oreal SA	59,096	5,199,142
LVMH Moet Hennessy Louis Vuitton SA	55,892	5,471,890
Pernod-Ricard SA	17,800	3,405,580
PPR	15,308	1,846,014
PSA Peugeot Citroen	36,312	2,285,034
Publicis Groupe	32,040	1,248,497
Renault SA	43,076	4,574,269
Safran SA	33,108	838,173
Sanofi-Aventis	215,024	20,426,587
Schneider Electric SA	50,908	5,489,123
Societe Generale Class A	79,744	11,975,923
Societe Television Francaise	28,652	866,830
Sodexho Alliance SA	22,360	1,060,711
Suez SA	275,188	10,829,770
Thales/Ex Thomson CSF	20,292	900,973
Thomson SA	66,928	1,319,375
Total SA	132,788	34,982,953
Valeo SA	19,936	832,573
Veolia Environment	88,288	4,896,556
Vinci SA	37,380	3,679,900

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Shares	Value
Vinci SA Rights[1]	37,380	$80,067
Vivendi Universal SA	250,268	8,583,104

		238,685,987
GERMANY – 10.61%
Adidas-Salomon AG	11,036	2,179,438
Allianz AG	86,152	14,364,508
Altana AG	15,308	947,367
BASF AG	112,852	8,835,940
Bayer AG	158,064	6,323,755
Bayerische Motoren Werke AG	70,844	3,896,513
Commerzbank AG	119,972	4,773,654
Continental AG	31,328	3,444,267
DaimlerChrysler AG Registered[1]	220,364	12,640,324
Deutsche Bank AG	113,920	12,993,332
Deutsche Boerse AG	22,428	3,229,808
Deutsche Lufthansa AG	64,792	1,158,087
Deutsche Post AG	140,620	3,520,844
Deutsche Telekom AG	562,124	9,469,141
E.ON AG	149,164	16,392,187
Fresenius Medical Care AG & Co. KGaA	13,172	1,571,693
Hypo Real Estate Holding AG	28,836	1,974,060
Infineon Technologies AG1	151,656	1,561,811
Linde AG	17,800	1,543,389
MAN AG	31,328	2,171,196
Metro AG	30,260	1,549,356
MLP AG	12,104	295,443
Muenchener Rueckversicherungs- Gesellschaft AG	40,228	5,695,784
Puma AG1	2,848	1,076,896
RWE AG	101,816	8,849,131
SAP AG	45,924	9,948,468
Schering AG	37,024	3,843,786
Siemens AG	173,016	16,130,274
ThyssenKrupp AG	89,000	2,566,571
TUI AG	46,280	907,293
Volkswagen AG	44,144	3,328,654

		167,182,970
GREECE – 0.38%
Hellenic Telecommunications
Organization SA ADR[1]	181,204	1,991,432
National Bank of Greece SA ADR	416,876	3,993,672

		5,985,104
IRELAND – 1.08%
Allied Irish Banks PLC	198,648	4,735,759
Anglo Irish Bank Corp. PLC	161,624	2,660,014
Bank of Ireland	224,280	4,166,181
CRH PLC	119,972	4,181,303
Elan Corp. PLC[1]	92,560	1,332,937

		17,076,194
ITALY – 5.52%
Alleanza Assicurazioni SpA[2]	93,984	1,115,738
Assicurazioni Generali SpA	240,656	9,051,424
Autostrade SpA	54,468	1,345,314
Banca Fideuram SpA	53,400	306,470
Banca Intesa SpA	797,440	4,757,559
Banca Monte dei Paschi di Siena SpA	269,848	1,516,855
Banca Nazionale del Lavoro SpA[1]	201,496	712,014
Banche Popolari Unite Scrl	74,760	1,810,321
Banco Popolare di Verona e Novara Scrl	82,592	2,182,880
Benetton Group SpA	16,376	244,151
Capitalia SpA	353,864	2,937,648
Enel SpA	909,936	7,686,090
Eni SpA	558,920	15,881,333
Fiat SpA[1]	135,636	1,707,055
Finmeccanica SpA	63,012	1,428,999
Luxottica Group SpA	25,988	714,530
Mediaset SpA	171,592	2,018,378
Mediobanca SpA	73,692	1,578,457
Mediolanum SpA[2]	46,992	372,197
Pirelli & Co. SpA	537,560	511,966
RAS Holding SpA	29,904	801,933
Sanpaolo IMI SpA	230,688	4,123,298
Seat Pagine Gaille SpA[1]	851,552	406,534
Snam Rete Gas SpA	197,936	873,694
Telecom Italia SpA	2,222,152	6,474,098
Tiscali SpA[1]	55,536	180,955
UniCredito Italiano SpA	2,244,224	16,200,031

		86,939,922
NETHERLANDS – 5.29%
ABN AMRO Holding NV	409,400	12,257,072
Aegon NV	269,136	4,973,362

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Shares	Value
Akzo Nobel NV	64,216	$3,402,964
ASML Holding NV1	116,412	2,373,760
Burhmann NV	39,684	701,144
Heineken NV	51,976	1,969,989
ING Groep NV	479,532	18,917,964
Koninklijke Ahold NV1	334,284	2,625,424
Koninklijke DSM NV	45,592	2,078,925
Koninklijke KPN NV	377,360	4,246,958
Koninklijke Philips Electronics NV	289,072	9,756,493
Randstad Holding NV	14,240	842,843
Reed Elsevier NV	162,692	2,329,111
Royal Numico NV1,2	40,228	1,777,377
TNT Post Group NV	82,236	2,843,226
Unilever NV CVA	124,600	8,639,963
VNU NV	58,028	1,884,072
Wolters Kluwer NV CVA	69,486	1,730,541

		83,351,188
NORWAY – 0.92%
DNB NOR ASA	167,676	2,254,723
Norsk Hydro ASA	31,328	4,334,371
Orkla ASA	37,736	1,868,731
Statoil ASA	136,704	3,936,865
Telenor ASA	173,728	1,866,236
Tomra Systems ASA	36,312	290,481

		14,551,407
PORTUGAL – 0.60%
Banco Comercial Portugues SA Class R	748,312	2,381,648
Banco Espirito Santo e Comercial de Lisboa SA1	32,552	592,862
Brisa-Auto Estradas de Portugal SA2	84,016	825,576
CIMPOR-Cimentos de Portugal SGPS SA	56,248	375,057
Energias de Portugal SA	540,764	2,120,274
Portugal Telecom SGPS SA	253,472	3,070,459

		9,365,876
SPAIN – 5.78%
Abertis Infraestructuras SA2	71,556	1,852,235
Acerinox SA	44,500	727,536
Actividades de Construcciones y Servicios SA	55,892	2,168,465
Altadis SA	58,384	2,614,176
Banco Bilbao Vizcaya Argentaria SA	731,580	15,245,237
Banco Popular Espanol SA	239,232	3,520,400
Banco Sabadell SA	58,028	1,903,032
Banco Santander Central Hispano SA	1,351,376	19,706,180
Bankinter SA	13,884	957,698
Endesa SA	228,552	7,368,150
Gas Natural SDG SA	33,820	977,753
Grupo Ferrovial SA	12,460	1,005,734
Iberdrola SA	195,088	6,289,324
Industria de Diseno Textil SA	57,316	2,209,146
Repsol YPF SA	212,888	6,038,763
Telefonica SA	1,064,440	16,681,310
Union Fenosa SA	46,280	1,756,900

		91,022,039
SWEDEN – 3.36%
ASSA Abloy AB Class B	77,964	1,445,501
Atlas Copco AB Class A	72,268	2,030,703
Electrolux AB Class B	63,724	1,827,414
ForeningsSparbanken AB	89,000	2,506,576
Hennes & Mauritz AB Class B	103,596	3,775,006
Holmen AB Class B	11,392	480,897
Investor AB Class B	87,576	1,590,003
Nordea AB	471,700	5,825,362
Sandvik AB	46,992	2,776,578
Securitas AB Class B	77,608	1,493,668
Skandinaviska Enskilda Banken AB Class A	95,408	2,362,645
Skanska AB Class B	80,812	1,322,033
SKF AB	85,440	1,392,263
Svenska Cellulosa AB Class B	43,432	1,905,865
Svenska Handelsbanken AB Class A	111,428	3,095,341
Swedish Match AB	69,064	943,751
Telefonaktiebolaget LM Ericsson Class B	3,208,984	12,187,527
TeliaSonera AB	433,252	2,596,054
Volvo AB Class A	23,496	1,073,248
Volvo AB Class B	49,484	2,314,295

		52,944,730

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Shares	Value
SWITZERLAND – 10.30%
ABB Ltd.[1]	409,756	$5,157,812
Adecco SA	27,768	1,547,920
Baloise Holding Registered	11,748	835,579
Ciba Specialty Chemicals AG	15,664	934,314
Clariant AG Registered[1]	50,908	786,886
Compagnie Financiere Richemont AG	114,632	5,482,267
Credit Suisse Group	268,424	15,024,843
Givaudan SA Registered	1,354	1,038,151
Holcim Ltd.	35,600	2,827,624
Nestle SA	87,220	25,828,626
Novartis AG	591,316	32,804,385
Roche Holding AG Bearer	5,917	968,924
Roche Holding AG Genusschein	152,012	22,577,594
Serono SA	1,354	941,278
Swatch Group AG (The) Class B	7,476	1,252,245
Swiss Life Holding	7,476	1,561,731
Swiss Re	70,844	4,938,507
Swisscom AG	4,272	1,381,123
Syngenta AG1	23,496	3,293,773
UBS AG Registered	234,960	25,746,086
Zurich Financial Services AG1	31,328	7,341,470

		162,271,138
UNITED KINGDOM – 35.82%
Aegis Group PLC	212,532	504,125
Alliance & Leicester PLC	83,660	1,793,590
AMVESCAP PLC	180,136	1,677,883
Anglo American PLC	318,620	12,258,050
ARM Holdings PLC	352,796	815,413
Associated British Foods PLC	78,320	1,152,008
AstraZeneca PLC	342,116	17,209,102
Aviva PLC	517,268	7,173,331
AWG PLC	23,496	466,237
BAA PLC	229,976	3,306,921
BAE Systems PLC	699,896	5,107,924
Barclays PLC[3]	1,405,488	16,419,184
BBA Group PLC	108,936	530,491
BG Group PLC	768,604	9,592,245
BHP Billiton PLC	532,932	9,720,037
BOC Group PLC	105,376	2,827,606
Boots Group PLC	104,608	1,305,517
BP PLC	4,443,236	50,943,369
Brambles Industries PLC	147,740	1,103,850
British Airways PLC[1]	139,196	852,895
British American Tobacco PLC	327,164	7,910,703
British Land Co. PLC	110,716	2,383,247
British Sky Broadcasting Group PLC	254,896	2,387,501
BT Group PLC	1,812,752	6,980,366
Bunzl PLC	78,882	934,513
Cable & Wireless PLC	522,608	990,340
Cadbury Schweppes PLC	452,120	4,485,766
Capita Group PLC	146,672	1,169,014
Carnival PLC	38,804	1,904,802
Centrica PLC	775,724	3,787,673
Cobham PLC	227,840	742,976
Compass Group PLC	460,664	1,823,820
Cookson Group PLC[1]	38,959	349,370
Corus Group PLC	945,180	1,442,726
Corus Group PLC Deferred[1,4]	315,252	55
Daily Mail and General Trust PLC Class A	64,792	779,952
Diageo PLC	621,220	9,767,874
DSG International	412,248	1,319,294
Electrocomponents PLC	143,468	696,787
EMAP PLC	55,536	848,667
EMI Group PLC	175,508	770,201
Enterprise Inns PLC	77,608	1,281,534
FirstGroup PLC	92,204	679,313
FKI PLC	142,044	310,442
Friends Provident PLC	474,192	1,714,933
Gallaher Group PLC	140,264	2,043,677
GKN PLC	159,132	917,775
GlaxoSmithKline PLC	1,259,884	32,889,243
Group 4 Securicor PLC	245,996	807,515
GUS PLC	190,816	3,491,838
Hammerson PLC	63,724	1,370,603
Hanson PLC	150,588	1,969,466
Hays PLC	352,084	990,873
HBOS PLC	828,768	13,814,755
HSBC Holdings PLC	2,452,840	41,056,635
IMI PLC	77,252	758,426
Imperial Chemical Industries PLC	258,100	1,548,998

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Shares	Value
Imperial Tobacco Group PLC	153,792	$4,553,592
Intercontinental Hotels Group PLC	97,900	1,598,784
International Power PLC[1]	326,096	1,600,732
Invensys PLC[1]	1,380,212	550,631
ITV PLC	902,104	1,865,958
J Sainsbury PLC	273,764	1,578,901
Johnson Matthey PLC	45,568	1,103,398
Kesa Electricals PLC	114,061	617,275
Kingfisher PLC	532,932	2,213,931
Ladbrokes PLC	343,184	2,315,600
Land Securities Group PLC	100,392	3,357,322
Legal & General Group PLC	1,392,672	3,430,236
Lloyds TSB Group PLC	1,215,028	11,601,935
LogicaCMG PLC	245,640	834,042
Lonmin PLC	29,548	1,364,854
Man Group PLC	66,928	2,861,618
Marks & Spencer Group PLC	356,712	3,443,259
Misys PLC	114,632	446,384
Mitchells & Butlers PLC	103,596	859,828
National Grid PLC	586,332	5,822,452
Next PLC	54,112	1,548,690
Northern Rock PLC	91,848	1,886,289
Old Mutual PLC	1,125,316	3,928,233
Pearson PLC	170,880	2,365,271
Persimmon PLC	57,316	1,320,264
Pilkington PLC	234,248	658,230
Provident Financial PLC	65,860	807,088
Prudential Corp. PLC	517,624	5,993,113
Rank Group PLC	152,012	594,581
Reckitt Benckiser PLC	132,076	4,641,412
Reed International PLC	273,408	2,617,804
Rentokil Initial PLC	401,212	1,085,639
Reuters Group PLC	298,328	2,051,748
Rexam PLC	121,040	1,170,471
Rio Tinto PLC	231,044	11,710,130
Rolls-Royce Group PLC[1]	374,156	2,972,385
Rolls-Royce Group PLC Class B1,4	20,129,592	13,966
Royal & Sun Alliance Insurance Group PLC	632,968	1,512,377
Royal Bank of Scotland Group PLC	690,996	22,449,162
Royal Dutch Shell PLC Class A	850,484	26,524,222
Royal Dutch Shell PLC Class B	594,876	19,316,085
SABMiller PLC	173,372	3,416,206
Sage Group PLC	288,004	1,375,032
Schroders PLC	26,700	550,655
Scottish & Newcastle PLC	149,520	1,348,620
Scottish & Southern Energy PLC	182,628	3,585,920
Scottish Power PLC	404,060	4,079,018
Severn Trent PLC	70,844	1,372,597
Shire PLC	110,360	1,691,239
Slough Estates PLC	91,848	1,062,631
Smith & Nephew PLC	200,428	1,776,504
Smith WH PLC	44,571	319,100
Smiths Group PLC	120,684	2,057,738
Spirent PLC [1]	221,432	170,918
Standard Chartered PLC	281,240	6,985,652
Tate & Lyle PLC	105,732	1,047,199
Tesco PLC	1,700,256	9,732,291
3i Group PLC	118,192	1,928,118
TI Automotive Ltd.[1,4]	3,861	—
Tomkins PLC	174,440	1,017,408
Trinity Mirror PLC	62,656	619,476
Unilever PLC	624,424	6,379,427
United Business Media PLC	60,876	766,073
United Utilities PLC	189,036	2,260,818
Vodafone Group PLC	13,099,020	27,378,691
Whitbread PLC	55,892	1,149,797
William Hill PLC	103,952	1,080,958
William Morrison Supermarkets PLC	518,336	1,708,251
Wolseley PLC	127,804	3,134,590
WPP Group PLC	274,120	3,283,154
Xstrata PLC	79,744	2,576,901
Yell Group PLC	147,384	1,391,987

		564,316,312

TOTAL COMMON STOCKS (Cost: $1,194,798,385)		1,564,012,944
PREFERRED STOCKS – 0.20%
GERMANY – 0.20%
Henkel KGaA	12,816	1,496,181
Porsche AG	1,780	1,701,713

		3,197,894

TOTAL PREFERRED STOCKS (Cost: $1,991,793)		3,197,894

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.18%
CERTIFICATES OF DEPOSIT[5] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$12,173	$12,173
Washington Mutual Bank
4.79%, 05/10/06	12,173	12,173
Wells Fargo Bank N.A.
4.78%, 12/05/06	19,477	19,477

		43,823
COMMERCIAL PAPER[5] – 0.02%
Amstel Funding Corp.
4.40%, 05/08/06	12,173	12,117
Aspen Funding Corp.
4.90%, 04/03/06	4,139	4,139
Barton Capital Corp.
4.73%, 05/10/06	9,739	9,691
Bryant Park Funding LLC
4.72%, 04/18/06	13,081	13,056
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	6,087	6,073
CC USA Inc.
4.23%, 04/21/06	7,304	7,289
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	60,867	60,748
Ebury Finance Ltd.
4.79%, 05/10/06	6,087	6,057
Edison Asset Securitization LLC
4.37%, 05/08/06	12,173	12,122
Galaxy Funding Inc.
4.23%, 04/18/06	6,988	6,975
Giro Funding Corp.
4.76%, 04/24/06	6,087	6,070
Grampian Funding LLC
4.41%, 05/15/06	12,173	12,111
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	34,243	34,150
Liberty Street Funding Corp.
4.73%, 04/18/06	6,087	6,075
Mont Blanc Capital Corp.
4.73%, 04/20/06	36,520	36,439
Nordea North America Inc.
4.16%, 04/04/06	25,564	25,561
Park Granada LLC
4.75%, 05/05/06	10,538	10,493
Sigma Finance Inc.
4.16%, 04/06/06	14,608	14,603
Solitaire Funding Ltd.
4.75%, 05/10/06	7,304	7,268
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	49,526	49,424
Thunder Bay Funding Inc.
4.76%, 04/18/06	12,013	11,989
Tulip Funding Corp.
4.80%, 04/28/06	24,347	24,266

		376,716
MEDIUM-TERM NOTES[5] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	7,548	7,547
K2 USA LLC
3.94%, 07/07/06	14,608	14,608
Marshall & Ilsley Bank
5.18%, 12/15/06	24,347	24,406
Sigma Finance Inc.
5.13%, 03/30/07	8,521	8,521
Toronto-Dominion Bank
3.81%, 06/20/06	30,434	30,434
US Bank N.A.
2.85%, 11/15/06	4,869	4,814

		90,330
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[3,6]	1,025,277	1,025,277

		1,025,277

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[5] – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $36,535 (collateralized by non-U.S. Government debt securities, value $40,274, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$36,520	$36,520
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $60,892 (collateralized by non-U.S. Government debt securities, value $63,935, 3.82% to 6.58%, 4/21/34 to 11/20/35).	60,867	60,867
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $60,892 (collateralized by U.S. Government obligations, value $61,971, 4.50% to 5.00%, 4/1/34 to 3/1/36).	60,867	60,867
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $48,714 (collateralized by non-U.S. Government debt securities, value $51,257, 0.00% to 10.00%, 1/1/08 to 1/1/10).	48,694	48,694
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $24,357 (collateralized by U.S. Government obligations, value $24,896, 4.76% to 5.80%, 9/1/15 to 2/1/36).	24,347	24,347
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $24,357 (collateralized by non-U.S. Government debt securities, value $25,206, 0.00% to 6.91%, 4/3/06 to 3/15/32).	24,347	24,347

		255,642
TIME DEPOSITS[5] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	27,352	27,352
Societe Generale
4.85%, 04/03/06	24,347	24,347
UBS AG
4.88%, 04/03/06	48,694	48,694

		100,393
VARIABLE & FLOATING RATE NOTES[5] – 0.06%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[7]	56,241	56,251
American Express Bank
4.74%, 07/19/06	6,087	6,087
American Express Centurion Bank
4.78%, 06/29/06	9,739	9,739
American Express Credit Corp.
4.76%, 02/05/07	7,304	7,309
ASIF Global Financing
4.95%, 05/30/06[7]	46,259	46,271
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[7]	15,825	15,825
Beta Finance Inc.
4.77%, 05/25/06[7]	17,043	17,043
BMW US Capital LLC
4.72%, 04/16/07[7]	24,347	24,347
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[7]	1,948	1,948
CC USA Inc.
4.77%, 05/25/06[7]	13,391	13,391
Commodore CDO Ltd.
4.97%, 12/12/06[7]	6,087	6,087
DEPFA Bank PLC
4.92%, 03/15/07	24,347	24,347
Eli Lilly Services Inc.
4.60%, 03/30/07[7]	24,347	24,347
Fifth Third Bancorp.
4.78%, 01/23/07[7]	48,694	48,694
General Electric Capital Corp.
4.79%, 04/09/07	10,956	10,964

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2006

Security	Principal	Value
Hartford Life Global Funding Trusts
4.77%, 02/15/07	$24,347	$24,347
HBOS Treasury Services PLC
5.00%, 04/24/07[7]	24,347	24,347
Leafs LLC
4.78%, 01/22/07 - 02/20/07[7]	25,486	25,486
Marshall & Ilsley Bank
4.73%, 02/15/07	13,391	13,391
Metropolitan Life Global Funding I
4.67%, 04/05/07[7]	36,520	36,520
Natexis Banques Populaires
4.73%, 04/13/07[7]	18,260	18,260
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[7]	65,736	65,739
Northern Rock PLC
4.68%, 02/02/07[7]	29,216	29,217
Permanent Financing PLC
4.66%, 06/12/06[7]	21,182	21,182
Pfizer Investment Capital PLC
4.71%, 02/15/07[7]	24,347	24,347
Principal Life Income Funding Trusts
4.70%, 05/10/06	18,260	18,260
Sedna Finance Inc.
4.75%, 09/20/06[7]	7,304	7,304
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[7]	24,347	24,347
Strips III LLC
4.86%, 07/24/06[7]	6,139	6,139
SunTrust Bank
4.62%, 04/28/06	36,520	36,520
Toyota Motor Credit Corp.
4.81%, 04/10/06	10,956	10,956
UniCredito Italiano SpA
4.84%, 06/14/06	31,651	31,649
Union Hamilton Special Funding LLC
4.97%, 09/28/06[7]	24,347	24,347
US Bank N.A.
4.75%, 09/29/06	10,956	10,955
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[7]	44,493	44,493
Wells Fargo & Co.
4.74%, 03/15/07[7]	12,173	12,174
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[7]	12,173	12,173
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[7]	14,608	14,608
Wind Master Trust
4.82%, 08/25/06[7]	2,521	2,521
Winston Funding Ltd.
4.68%, 04/23/06[7]	17,384	17,384

		869,316

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,761,497)		2,761,497

TOTAL INVESTMENTS IN SECURITIES – 99.65% (Cost: $1,199,551,675)		1,569,972,335
Other Assets, Less Liabilities – 0.35%		5,471,035

NET ASSETS – 100.00%		$1,575,443,370

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 98.72%
ARGENTINA – 3.52%
Grupo Financiero Galicia SA ADR[1]	446,199	$3,440,194
Petrobras Energia Participaciones SA ADR[1]	152,214	1,712,407
Tenaris SA ADR	274,482	49,590,663

		54,743,264
BRAZIL – 52.16%
Aracruz Celulose SA ADR	388,076	20,544,743
Banco Bradesco SA ADR[2]	2,667,912	95,804,720
Banco Itau Holding Financiera SA ADR	2,381,054	70,883,978
Brasil Telecom Participacoes SA ADR	305,643	11,091,784
Centrais Eletricas Brasileiras SA ADR	1,111,188	12,421,860
Companhia de Bebidas das Americas ADR	1,270,529	54,581,926
Companhia Energetica de Minas Gerais ADR	549,848	25,001,589
Companhia Paranaense de Energia ADR	631,839	6,204,659
Companhia Siderurgica Nacional SA ADR[2]	1,042,457	32,753,999
Companhia Vale do Rio Doce ADR	1,898,611	92,139,592
Companhia Vale do Rio Doce Class A ADR	2,317,627	100,191,015
Empresa Brasileira de Aeronautica SA ADR[2]	565,539	20,840,112
Gerdau SA ADR[2]	1,388,543	31,269,988
Petroleo Brasileiro SA ADR	1,992,483	172,688,502
Tele Norte Leste Participacoes SA ADR	1,594,736	26,600,196
Unibanco - Uniao de Bancos Brasileiros SA GDR	511,394	37,797,131

		810,815,794
CHILE – 7.82%
Banco de Chile ADR	190,944	7,675,949
Banco Santander Chile SA ADR	607,552	26,489,267
Compania de Telecomunicaciones de Chile SA ADR	917,227	8,200,009
Distribucion y Servicio D&S SA ADR	597,363	11,558,974
Empresa Nacional de Electricidad SA ADR	1,063,248	32,088,825
Enersis SA ADR	1,689,987	20,043,246
Sociedad Quimica y Minera de Chile SA ADR	135,915	15,426,353

		121,482,623
MEXICO – 35.22%
Alfa SA Class A	1,966,900	11,214,665
America Movil SA de CV Series L2	96,709,600	165,040,871
Cemex SA de CV Series CPO	20,619,300	134,203,141
Fomento Economico Mexicano SA de CV Class UBD	4,110,600	37,527,751
Grupo Carso SA de CV Series A1[2]	4,598,800	10,512,025
Grupo Modelo SA de CV Series C2	3,978,000	14,581,648
Grupo Televisa SA Series CPO	11,005,800	43,605,933
Kimberly-Clark de Mexico SA de CV Class A2	3,779,100	12,922,817
Telefonos de Mexico SA de CV Series L ADR	58,786,000	66,431,566
Wal-Mart de Mexico SA de CV Series V	19,505,200	51,496,987

		547,537,404

TOTAL COMMON STOCKS (Cost: $1,212,449,814)		1,534,579,085
PREFERRED STOCKS – 0.66%
BRAZIL – 0.66%
Centrais Eletricas Brasileiras SA ADR[2]	931,294	10,256,434

		10,256,434

TOTAL PREFERRED STOCKS (Cost: $8,066,034)		10,256,434

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 3.67%
CERTIFICATES OF DEPOSIT[3] – 0.09%
Toronto-Dominion Bank
3.94%, 07/10/06	$365,749	$365,749
Washington Mutual Bank
4.79%, 05/10/06	365,749	365,749
Wells Fargo Bank N.A.
4.78%, 12/05/06	585,199	585,199

		1,316,697
COMMERCIAL PAPER[3] – 0.73%
Amstel Funding Corp.
4.40%, 05/08/06	365,749	364,184
Aspen Funding Corp.
4.90%, 04/03/06	124,355	124,355
Barton Capital Corp.
4.73%, 05/10/06	292,599	291,177
Bryant Park Funding LLC
4.72%, 04/18/06	393,027	392,254
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	182,875	182,466
CC USA Inc.
4.23%, 04/21/06	219,449	218,985
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	1,828,745	1,825,189
Ebury Finance Ltd.
4.79%, 05/10/06	182,875	181,974
Edison Asset Securitization LLC
4.37%, 05/08/06	365,749	364,195
Galaxy Funding Inc.
4.23%, 04/18/06	209,940	209,570
Giro Funding Corp.
4.76%, 04/24/06	182,875	182,367
Grampian Funding LLC
4.41%, 05/15/06	365,749	363,867
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,028,830	1,026,030
Liberty Street Funding Corp.
4.73%, 04/18/06	182,875	182,514

Security	Shares or Principal	Value
Mont Blanc Capital Corp.
4.73%, 04/20/06	$1,097,247	$1,094,796
Nordea North America Inc.
4.16%, 04/04/06	768,073	767,984
Park Granada LLC
4.75%, 05/05/06	316,600	315,263
Sigma Finance Inc.
4.16%, 04/06/06	438,899	438,747
Solitaire Funding Ltd.
4.75%, 05/10/06	219,449	218,378
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	1,488,014	1,484,957
Thunder Bay Funding Inc.
4.76%, 04/18/06	360,936	360,220
Tulip Funding Corp.
4.80%, 04/28/06	731,498	729,060

		11,318,532
MEDIUM-TERM NOTES[3] – 0.17%
Dorada Finance Inc.
3.93%, 07/07/06	226,764	226,759
K2 USA LLC
3.94%, 07/07/06	438,899	438,893
Marshall & Ilsley Bank
5.18%, 12/15/06	731,498	733,264
Sigma Finance Inc.
5.13%, 03/30/07	256,024	256,024
Toronto-Dominion Bank
3.81%, 06/20/06	914,373	914,392
US Bank N.A.
2.85%, 11/15/06	146,300	144,633

		2,713,965
MONEY MARKET FUNDS – 0.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	4,896,491	4,896,491

		4,896,491

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.49%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,097,699 (collateralized by non-U.S. Government debt securities, value $1,210,035, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,097,247	$1,097,247
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,829,496 (collateralized by non-U.S. Government debt securities, value $1,920,911, 3.82% to 6.58%, 4/21/34 to 11/20/35).	1,828,745	1,828,745
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $1,829,484 (collateralized by U.S. Government obligations, value $1,861,907, 4.50% to 5.00%, 4/1/34 to 3/1/36).	1,828,745	1,828,745
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $1,463,609 (collateralized by non-U.S. Government debt securities, value $1,540,005, 0.00% to 10.00%, 1/1/08 to 1/1/10).	1,462,996	1,462,996
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $731,793 (collateralized by U.S. Government obligations, value $748,002, 4.76% to 5.80%, 9/1/15 to 2/1/36).	731,498	731,498
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $731,799 (collateralized by non-U.S. Government debt securities, value $757,308, 0.00% to 6.91%, 4/3/06 to 3/15/32).	731,498	731,498

		7,680,729
TIME DEPOSITS[3] – 0.19%
Fifth Third Bank
4.84%, 04/03/06	821,780	821,780
Societe Generale
4.85%, 04/03/06	731,498	731,498
UBS AG
4.88%, 04/03/06	1,462,996	1,462,996

		3,016,274
VARIABLE & FLOATING RATE NOTES[3] – 1.68%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	1,689,761	1,690,066
American Express Bank
4.74%, 07/19/06	182,875	182,875
American Express Centurion Bank
4.78%, 06/29/06	292,599	292,599
American Express Credit Corp.
4.76%, 02/05/07	219,449	219,608
ASIF Global Financing
4.95%, 05/30/06[6]	1,389,846	1,390,197
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	475,474	475,474
Beta Finance Inc.
4.77%, 05/25/06[6]	512,049	512,041
BMW US Capital LLC
4.72%, 04/16/07[6]	731,498	731,498
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	58,520	58,520
CC USA Inc.
4.77%, 05/25/06[6]	402,324	402,318
Commodore CDO Ltd.
4.97%, 12/12/06[6]	182,875	182,875
DEPFA Bank PLC
4.92%, 03/15/07	731,498	731,498
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	731,498	731,498
Fifth Third Bancorp.
4.78%, 01/23/07[6]	1,462,996	1,462,996
General Electric Capital Corp.
4.79%, 04/09/07	329,174	329,411

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2006

Security	Principal	Value
Hartford Life Global Funding Trusts
4.77%, 02/15/07	$731,498	$731,498
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	731,498	731,498
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	765,712	765,713
Marshall & Ilsley Bank
4.73%, 02/15/07	402,324	402,324
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	1,097,247	1,097,247
Natexis Banques Populaires
4.73%, 04/13/07[6]	548,624	548,624
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	1,975,045	1,975,118
Northern Rock PLC
4.68%, 02/02/07[6]	877,798	877,823
Permanent Financing PLC
4.66%, 06/12/06[6]	636,403	636,404
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	731,498	731,498
Principal Life Income Funding Trusts
4.70%, 05/10/06	548,624	548,626
Sedna Finance Inc.
4.75%, 09/20/06[6]	219,449	219,449
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	731,498	731,498
Strips III LLC
4.86%, 07/24/06[6]	184,440	184,440
SunTrust Bank
4.62%, 04/28/06	1,097,247	1,097,247
Toyota Motor Credit Corp.
4.81%, 04/10/06	329,174	329,174
UniCredito Italiano SpA
4.84%, 06/14/06	950,948	950,881
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	731,498	731,498
US Bank N.A.
4.75%, 09/29/06	329,174	329,132
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	1,336,780	1,336,779
Wells Fargo & Co.
4.74%, 03/15/07[6]	365,749	365,774
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	365,749	365,735
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	438,899	438,904
Wind Master Trust
4.82%, 08/25/06[6]	75,732	75,732
Winston Funding Ltd.
4.68%, 04/23/06[6]	522,290	522,290

		26,118,380

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,061,068)		57,061,068

TOTAL INVESTMENTS IN SECURITIES – 103.05% (Cost: $1,277,576,916)		1,601,896,587
Other Assets, Less Liabilities – (3.05)%		(47,467,217)

NET ASSETS – 100.00%		$1,554,429,370

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.42%
ADVERTISING – 0.29%
DENTSU Inc.	255	$922,832

		922,832
AGRICULTURE – 0.66%
Japan Tobacco Inc.	595	2,087,719

		2,087,719
AIRLINES – 0.41%
All Nippon Airways Co. Ltd.[1]	204,000	741,724
Japan Airlines System Corp.[1,2]	221,000	576,896

		1,318,620
AUTO MANUFACTURERS – 9.99%
Honda Motor Co. Ltd.	110,500	6,827,231
Nissan Motor Co. Ltd.	283,900	3,363,778
Suzuki Motor Corp.	54,400	1,247,157
Toyota Motor Corp.	372,300	20,288,914

		31,727,080
AUTO PARTS & EQUIPMENT – 1.52%
Bridgestone Corp.	85,000	1,768,582
Denso Corp.	68,000	2,679,888
NOK Corp.	13,600	365,387

		4,813,857
BANKS – 14.73%
Mitsubishi UFJ Financial Group	1,360	20,747,521
Mizuho Financial Group Inc.	1,445	11,793,669
Nipponkoa Insurance Co. Ltd.	102,000	928,452
Shinsei Bank Ltd.	170,000	1,187,219
Sumitomo Mitsui Financial Group Inc.	884	9,739,808
Sumitomo Trust & Banking Co. Ltd. (The)	204,000	2,354,844

		46,751,513
BEVERAGES – 0.78%
Asahi Breweries Ltd.	61,200	866,209
Kirin Brewery Co. Ltd.	119,000	1,615,713

		2,481,922
BUILDING MATERIALS – 1.43%
Asahi Glass Co. Ltd.	136,000	2,027,494
Daikin Industries Ltd.	34,000	1,187,219
JS Group Corp.	34,000	729,045
Matsushita Electric Works Ltd.	51,000	610,755

		4,554,513
CHEMICALS – 3.07%
Asahi Kasei Corp.	153,000	1,087,948
JSR Corp.	28,900	857,276
Mitsubishi Chemical Holdings Corp.	144,500	889,118
Mitsui Chemicals Inc.	102,000	748,640
Nitto Denko Corp.	22,100	1,871,167
Shin-Etsu Chemical Co. Ltd.	51,000	2,762,014
Sumitomo Chemical Co. Ltd.	187,000	1,518,315

		9,734,478
COMMERCIAL SERVICES – 0.85%
Dai Nippon Printing Co. Ltd.	85,000	1,534,452
Toppan Printing Co. Ltd.	85,000	1,175,693

		2,710,145
COMPUTERS – 1.12%
Fujitsu Ltd.	272,000	2,289,143
TDK Corp.	17,000	1,277,990

		3,567,133
COSMETICS & PERSONAL CARE – 0.97%
Kao Corp.	68,000	1,786,592
Shiseido Co. Ltd.	51,000	946,606
Uni-Charm Corp.	6,800	333,113

		3,066,311
DISTRIBUTION & WHOLESALE – 3.64%
Itochu Corp.	187,000	1,602,314
Marubeni Corp.	187,000	976,286
Mitsubishi Corp.	180,200	4,093,025
Mitsui & Co. Ltd.	204,000	2,942,690
Sumitomo Corp.	136,000	1,931,825

		11,546,140
DIVERSIFIED FINANCIAL SERVICES – 5.48%
Acom Co. Ltd.	11,560	677,003
Credit Saison Co. Ltd.	25,500	1,406,941
Daiwa Securities Group Inc.	187,000	2,502,526
Nikko Cordial Corp.	93,500	1,545,258
Nomura Holdings Inc.	272,000	6,051,360
ORIX Corp.	11,900	3,696,373
Promise Co. Ltd.	9,350	564,217
Takefuji Corp.	15,130	950,193

		17,393,871

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2006

Security	Shares	Value
ELECTRIC – 2.99%
Chubu Electric Power Co. Inc.	83,300	$2,082,676
Kansai Electric Power Co. Inc.	103,700	2,298,292
Kyushu Electric Power Co. Inc.	54,400	1,224,104
Tokyo Electric Power Co. Inc. (The)	156,400	3,890,448

		9,495,520
ELECTRICAL COMPONENTS & EQUIPMENT – 4.05%
Fujikura Ltd.	51,000	576,176
Furukawa Electric Co. Ltd.	85,000	703,110
Hitachi Ltd.	425,000	3,000,466
Mitsubishi Electric Corp.	255,000	2,159,039
Sanyo Electric Co. Ltd.	187,000	511,916
Sharp Corp.	119,000	2,102,848
Sumitomo Electric Industries Ltd.	96,900	1,531,643
Toshiba Corp.	391,000	2,266,667

		12,851,865
ELECTRONICS – 5.08%
Advantest Corp.	11,900	1,415,010
Fanuc Ltd.	25,500	2,448,640
Hirose Electric Co. Ltd.	5,100	715,357
Hoya Corp.	56,600	2,278,583
Keyence Corp.	5,610	1,454,920
Kyocera Corp.	22,100	1,951,708
Murata Manufacturing Co. Ltd.	27,200	1,837,308
NEC Corp.	255,000	1,787,312
NGK Insulators Ltd.	34,000	498,229
Secom Co. Ltd.	34,000	1,734,723

		16,121,790
ENGINEERING & CONSTRUCTION – 0.97%
Kajima Corp.	136,000	847,190
Obayashi Corp.	102,000	828,172
Shimizu Corp.	102,000	740,859
Taisei Corp.	136,000	650,089

		3,066,310
ENTERTAINMENT – 0.15%
Oriental Land Co. Ltd.	8,500	492,033

		492,033
FOOD – 0.51%
Ajinomoto Co. Inc.	68,000	724,434
Nippon Meat Packers Inc.	17,000	177,651
Nissin Food Products Co. Ltd.	15,300	472,006
Yakult Honsha Co. Ltd.	10,200	244,216

		1,618,307
FOREST PRODUCTS & PAPER – 0.34%
Nippon Paper Group Inc.	85	366,684
Oji Paper Co. Ltd.	119,000	730,197

		1,096,881
GAS – 0.73%
Osaka Gas Co. Ltd.	255,000	924,994
Tokyo Gas Co. Ltd.	323,000	1,409,823

		2,334,817
HAND & MACHINE TOOLS – 0.42%
SMC Corp.	8,500	1,321,214

		1,321,214
HEALTH CARE - PRODUCTS – 0.23%
Terumo Corp.	22,100	724,867

		724,867
HOME BUILDERS – 0.77%
Daiwa House Industry Co. Ltd.	68,000	1,175,693
Sekisui House Ltd.	85,000	1,265,023

		2,440,716
HOME FURNISHINGS – 4.06%
Matsushita Electric Industrial Co. Ltd.	289,000	6,405,077
Pioneer Corp.	11,900	191,828
Sony Corp.	136,000	6,281,888

		12,878,793
HOUSEWARES – 0.10%
TOTO Ltd.	34,000	314,959

		314,959
INSURANCE – 3.50%
Millea Holdings Inc.	221	4,364,183
Mitsui Sumitomo Insurance Co. Ltd.	204,000	2,768,065
Sompo Japan Insurance Inc.	119,000	1,721,612
T&D Holdings Inc.	28,900	2,253,411

		11,107,271
INTERNET – 1.30%
Softbank Corp.[2]	100,300	2,932,749
Yahoo! Japan Corp.	1,956	1,190,277

		4,123,026

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2006

Security	Shares	Value
IRON & STEEL – 3.16%
JFE Holdings Inc.	74,825	$3,012,279
Kobe Steel Ltd.	357,000	1,352,479
Nippon Steel Corp.[2]	884,000	3,416,425
Sumitomo Metal Industries Ltd.	527,000	2,255,572

		10,036,755
MACHINERY – 1.50%
Komatsu Ltd.	119,000	2,264,217
Kubota Corp.	136,000	1,463,853
Toyota Industries Corp.	25,500	1,039,537

		4,767,607
MANUFACTURING – 1.77%
Fuji Photo Film Co. Ltd.	64,600	2,151,691
Kawasaki Heavy Industries Ltd.	187,000	654,555
Konica Minolta Holdings Inc.[2]	51,000	649,225
Mitsubishi Heavy Industries Ltd.	459,000	2,178,490

		5,633,961
MEDIA – 0.12%
Nippon Television Network Corp.	2,550	373,455

		373,455
METAL FABRICATE & HARDWARE – 0.18%
NSK Ltd.	68,000	588,999

		588,999
MINING – 0.82%
Mitsubishi Materials Corp.[1]	153,000	815,637
Mitsui Mining & Smelting Co. Ltd.	85,000	593,610
Sumitomo Metal Mining Co. Ltd.	85,000	1,182,897

		2,592,144
OFFICE & BUSINESS EQUIPMENT – 2.82%
Canon Inc.	110,500	7,295,491
Ricoh Corp. Ltd.	85,000	1,656,920

		8,952,411
OIL & GAS – 0.53%
Nippon Oil Corp.	170,000	1,329,858
TonenGeneral Sekiyu K.K.	34,000	345,216

		1,675,074
PACKAGING & CONTAINERS – 0.10%
Toyo Seikan Kaisha Ltd.	17,000	307,611

		307,611
PHARMACEUTICALS – 4.09%
Astellas Pharma Inc.	69,728	2,641,615
Daiichi Sanyko Co. Ltd.	90,703	2,064,053
Eisai Co. Ltd.	35,700	1,552,174
Taisho Pharmaceutical Co. Ltd.	17,000	341,470
Takeda Pharmaceutical Co. Ltd.	112,200	6,380,727

		12,980,039
REAL ESTATE – 2.47%
Mitsubishi Estate Co. Ltd.	153,000	3,617,849
Mitsui Fudosan Co. Ltd.	102,000	2,338,418
Sumitomo Realty & Development Co. Ltd.	68,000	1,878,803

		7,835,070
RETAIL – 2.33%
AEON Co. Ltd.	91,800	2,221,281
Marui Co. Ltd.	44,200	870,964
Seven & I Holdings Co. Ltd.	108,800	4,297,042

		7,389,287
SEMICONDUCTORS – 0.89%
Rohm Co. Ltd.	12,300	1,297,864
Tokyo Electron Ltd.	22,100	1,520,909

		2,818,773
TELECOMMUNICATIONS – 3.18%
Nippon Telegraph & Telephone Corp.	1,360	5,820,832
NTT Data Corp.	153	733,944
NTT DoCoMo Inc.	2,397	3,534,859

		10,089,635
TEXTILES – 0.92%
Kuraray Co. Ltd.	51,000	598,220
Teijin Ltd.	119,000	789,703
Toray Industries Inc.	187,000	1,527,824

		2,915,747
TOYS, GAMES & HOBBIES – 0.72%
Nintendo Co. Ltd.	15,300	2,282,227

		2,282,227
TRANSPORTATION – 3.68%
Central Japan Railway Co.	204	2,005,594
East Japan Railway Co.	493	3,643,495
Kintetsu Corp.	204,000	793,593
Mitsui O.S.K. Lines Ltd.	68,000	458,751

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
Nippon Express Co. Ltd.	119,000	$673,718
Nippon Yusen Kabushiki Kaisha	153,000	932,342
Odakyu Electric Railway Co. Ltd.	68,000	420,137
Tokyu Corp.	119,000	799,788
West Japan Railway Co.	221	930,901
Yamato Holdings Co. Ltd.	51,000	1,041,698

		11,700,017

TOTAL COMMON STOCKS (Cost: $269,255,883)		315,603,315
SHORT-TERM INVESTMENTS – 0.12%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,953	1,953
Washington Mutual Bank
4.79%, 05/10/06	1,953	1,953
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,125	3,125

		7,031
COMMERCIAL PAPER[3] – 0.02%
Amstel Funding Corp.
4.40%, 05/08/06	1,953	1,945
Aspen Funding Corp.
4.90%, 04/03/06	664	664
Barton Capital Corp.
4.73%, 05/10/06	1,562	1,555
Bryant Park Funding LLC
4.72%, 04/18/06	2,099	2,094
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	976	974
CC USA Inc.
4.23%, 04/21/06	1,172	1,169
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	9,765	9,746
Ebury Finance Ltd.
4.79%, 05/10/06	976	972
Edison Asset Securitization LLC
4.37%, 05/08/06	1,953	1,945
Galaxy Funding Inc.
4.23%, 04/18/06	1,121	1,119
Giro Funding Corp.
4.76%, 04/24/06	976	974
Grampian Funding LLC
4.41%, 05/15/06	1,953	1,943
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	5,494	5,479
Liberty Street Funding Corp.
4.73%, 04/18/06	976	975
Mont Blanc Capital Corp.
4.73%, 04/20/06	5,859	5,846
Nordea North America Inc.
4.16%, 04/04/06	4,101	4,101
Park Granada LLC
4.75%, 05/05/06	1,691	1,683
Sigma Finance Inc.
4.16%, 04/06/06	2,344	2,343
Solitaire Funding Ltd.
4.75%, 05/10/06	1,172	1,166
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	7,945	7,929
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,927	1,923
Tulip Funding Corp.
4.80%, 04/28/06	3,906	3,893

		60,438
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	1,211	1,211
K2 USA LLC
3.94%, 07/07/06	2,344	2,344
Marshall & Ilsley Bank
5.18%, 12/15/06	3,906	3,915
Sigma Finance Inc.
5.13%, 03/30/07	1,367	1,367
Toronto-Dominion Bank
3.81%, 06/20/06	4,882	4,883
US Bank N.A.
2.85%, 11/15/06	781	772

		14,492
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	81,603	81,603

		81,603

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.01%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $5,861 (collateralized by non-U.S. Government debt securities, value $6,461, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$5,859	$5,859
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $9,769 (collateralized by non-U.S. Government debt securities, value $10,257, 3.82% to 6.58%, 4/21/34 to 11/20/35).	9,765	9,765
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $9,769 (collateralized by U.S. Government obligations, value $9,942, 4.50% to 5.00%, 4/1/34 to 3/1/36).	9,765	9,765
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $7,815 (collateralized by non-U.S. Government debt securities, value $8,223, 0.00% to 10.00%, 1/1/08 to 1/1/10).	7,812	7,812
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,908 (collateralized by U.S. Government obligations, value $3,994, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,906	3,906
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,908 (collateralized by non-U.S. Government debt securities, value $4,044, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,906	3,906

		41,013
TIME DEPOSITS[3] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	4,388	4,388
Societe Generale
4.85%, 04/03/06	3,906	3,906
UBS AG
4.88%, 04/03/06	7,812	7,812

		16,106
VARIABLE & FLOATING RATE NOTES[3] – 0.04%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	9,023	9,024
American Express Bank
4.74%, 07/19/06	976	976
American Express Centurion Bank
4.78%, 06/29/06	1,562	1,562
American Express Credit Corp.
4.76%, 02/05/07	1,172	1,173
ASIF Global Financing
4.95%, 05/30/06[6]	7,421	7,423
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	2,539	2,539
Beta Finance Inc.
4.77%, 05/25/06[6]	2,734	2,734
BMW US Capital LLC
4.72%, 04/16/07[6]	3,906	3,906
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	312	312
CC USA Inc.
4.77%, 05/25/06[6]	2,148	2,148
Commodore CDO Ltd.
4.97%, 12/12/06[6]	976	976
DEPFA Bank PLC
4.92%, 03/15/07	3,906	3,906
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	3,906	3,906
Fifth Third Bancorp.
4.78%, 01/23/07[6]	7,812	7,812
General Electric Capital Corp.
4.79%, 04/09/07	1,758	1,759

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2006

Security	Principal	Value
Hartford Life Global Funding Trusts
4.77%, 02/15/07	$3,906	$3,906
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	3,906	3,906
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	4,089	4,089
Marshall & Ilsley Bank
4.73%, 02/15/07	2,148	2,148
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	5,859	5,859
Natexis Banques Populaires
4.73%, 04/13/07[6]	2,929	2,929
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	10,546	10,546
Northern Rock PLC
4.68%, 02/02/07[6]	4,687	4,687
Permanent Financing PLC
4.66%, 06/12/06[6]	3,398	3,398
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	3,906	3,906
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,929	2,929
Sedna Finance Inc.
4.75%, 09/20/06[6]	1,172	1,172
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	3,906	3,906
Strips III LLC
4.86%, 07/24/06[6]	985	985
SunTrust Bank
4.62%, 04/28/06	5,859	5,859
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,758	1,758
UniCredito Italiano SpA
4.84%, 06/14/06	5,078	5,077
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	3,906	3,906
US Bank N.A.
4.75%, 09/29/06	1,758	1,757
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	7,138	7,138
Wells Fargo & Co.
4.74%, 03/15/07[6]	1,953	1,953
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	1,953	1,953
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	2,344	2,344
Wind Master Trust
4.82%, 08/25/06[6]	404	404
Winston Funding Ltd.
4.68%, 04/23/06[6]	2,789	2,789

		139,460

TOTAL SHORT-TERM INVESTMENTS (Cost: $360,143)		360,143

TOTAL INVESTMENTS IN SECURITIES – 99.54% (Cost: $269,616,026)		315,963,458
Other Assets, Less Liabilities – 0.46%		1,475,349

NET ASSETS – 100.00%		$317,438,807

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.93%
BIOTECHNOLOGY – 52.90%
Affymetrix Inc.[1,2]	463,330	$15,257,457
Alexion Pharmaceuticals Inc.[1]	375,807	13,311,084
Amgen Inc.[1]	4,356,439	316,930,937
Arena Pharmaceuticals Inc.[1,2]	404,122	7,318,649
ARIAD Pharmaceuticals Inc.[1]	698,143	4,593,781
ArQule Inc.[1]	330,920	1,899,481
Barrier Therapeutics Inc.[1]	345,882	3,348,138
Biocryst Pharmaceuticals Inc.[1]	313,722	5,665,819
Biogen Idec Inc.[1]	1,467,341	69,111,761
Celgene Corp.[1]	1,682,470	74,398,823
Cell Genesys Inc.[1,2]	750,223	5,986,780
Chiron Corp.[1]	729,299	33,409,187
Cotherix Inc.[1]	207,545	1,896,961
Crucell NV ADR[1]	114,475	3,214,458
CuraGen Corp.[1,2]	615,034	3,081,320
Curis Inc.[1]	470,650	1,120,147
Cytokinetics Inc.[1]	338,996	2,471,281
deCODE genetics Inc.[1,2]	759,935	6,588,636
Digene Corp.[1]	358,605	14,021,456
Diversa Corp.[1]	579,119	5,275,774
Encysive Pharmaceuticals Inc.[1,2]	673,675	3,294,271
Enzon Pharmaceuticals Inc.[1]	662,066	5,362,735
Exelixis Inc.[1]	1,275,665	15,320,737
Gene Logic Inc.[1]	278,982	1,280,527
Genitope Corp.[1]	405,393	3,526,919
Genzyme Corp.[1]	1,016,201	68,309,031
Geron Corp.[1,2]	915,047	7,604,041
Harvard Bioscience Inc.[1]	251,584	1,104,454
Human Genome Sciences Inc.[1]	813,238	8,839,897
ICOS Corp.[1]	327,042	7,211,276
Illumina Inc.[1]	428,791	10,183,786
Immunogen Inc.[1]	408,593	1,773,294
Immunomedics Inc.[1,2]	772,281	2,278,229
Incyte Corp.[1,2]	1,145,922	6,898,450
InterMune Inc.[1,2]	586,212	10,868,371
Invitrogen Corp.[1]	257,506	18,058,896
Keryx Biopharmaceuticals Inc.[1]	500,409	9,562,816
Kosan Biosciences Inc.[1]	117,266	690,697
Lexicon Genetics Inc.[1]	762,697	4,225,341
LifeCell Corp.[1]	350,283	7,898,882
Martek Biosciences Corp.[1,2]	260,866	8,564,231
MedImmune Inc.[1]	1,029,154	37,646,453
Millennium Pharmaceuticals Inc.[1]	1,344,641	13,594,321
Momenta Pharmaceuticals Inc.[1,2]	376,299	7,398,038
Monogram Biosciences Inc.[1]	1,575,713	2,899,312
Myogen Inc.[1]	425,253	15,406,916
Myriad Genetics Inc.[1]	410,656	10,714,015
Nektar Therapeutics[1,2]	1,200,046	24,456,938
Neurochem Inc.[1,2]	528,050	7,403,261
Northfield Laboratories Inc.[1,2]	270,821	2,708,210
Orchid Cellmark Inc.[1]	254,063	1,458,322
Oscient Pharmaceuticals Corp.[1,2]	1,036,402	2,072,804
Panacos Pharmaceuticals Inc.[1]	629,714	4,760,638
PDL BioPharma Inc.[1]	949,072	31,129,562
Qiagen NV1,2	1,014,082	15,119,963
Regeneron Pharmaceuticals Inc.[1]	907,452	15,090,927
Savient Pharmaceuticals Inc.[1]	688,257	3,668,410
Seattle Genetics Inc.[1]	488,062	2,518,400
Serologicals Corp.[1,2]	465,296	11,381,140
Sirna Therapeutics Inc.[1]	493,547	3,326,507
StemCells Inc.[1,2]	771,203	2,760,907
SuperGen Inc.[1]	624,853	3,549,165
Telik Inc.[1,2]	650,729	12,598,113
Tercica Inc.[1,2]	379,296	2,541,283
Third Wave Technologies Inc.[1]	522,515	1,635,472
Vasogen Inc.[1,2]	1,131,820	2,388,140
Vertex Pharmaceuticals Inc.[1]	1,130,122	41,351,164
XOMA Ltd.[1,2]	1,570,325	3,596,044

		1,074,933,236
COMMERCIAL SERVICES – 0.93%
Albany Molecular Research Inc.[1]	443,992	4,510,959
PAREXEL International Corp.[1]	371,002	9,809,293
SFBC International Inc.[1,2]	190,118	4,635,077

		18,955,329
HEALTH CARE - PRODUCTS – 2.95%
Biosite Inc.[1]	215,868	11,210,025
Bioveris Corp.[1]	267,762	1,049,627
Caliper Life Sciences Inc.[1]	321,241	2,055,942
EPIX Pharmaceuticals Inc.[1]	323,217	1,131,260
Gen-Probe Inc.[1]	396,200	21,838,544

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2006

Security	Shares	Value
Luminex Corp.[1]	363,618	$5,403,364
TECHNE Corp.[1]	285,445	17,166,662

		59,855,424
PHARMACEUTICALS – 44.15%
Abgenix Inc.[1]	897,144	20,185,740
Accelrys Inc.[1]	320,453	2,329,693
Adolor Corp.[1]	692,565	16,483,047
Alkermes Inc.[1]	900,906	19,864,977
Alnylam Pharmaceuticals Inc.[1]	177,897	3,129,208
American Pharmaceutical Partners Inc.[1]	431,370	12,289,731
Amylin Pharmaceuticals Inc.[1]	587,008	28,734,042
Anadys Pharmaceuticals Inc.[1]	145,031	2,336,449
Angiotech Pharmaceuticals Inc.[1,2]	503,393	7,450,216
Antigenics Inc.[1,2]	625,562	1,714,040
Array BioPharma Inc.[1]	340,349	3,110,790
AtheroGenics Inc.[1,2]	658,046	10,739,311
Axcan Pharma Inc.[1]	882,380	11,718,006
Bioenvision Inc.[1]	486,248	3,466,948
BioMarin Pharmaceutical Inc.[1]	1,040,038	13,957,310
Cardiome Pharma Corp.[1]	271,096	3,442,919
Cell Therapeutics Inc.[1,2]	877,635	1,676,283
Cephalon Inc.[1,2]	298,293	17,972,153
Connetics Corp.[1]	550,404	9,318,340
Cubist Pharmaceuticals Inc.[1]	729,593	16,758,751
CV Therapeutics Inc.[1]	683,354	15,088,456
Cypress Bioscience Inc.[1]	442,277	2,786,345
Dendreon Corp.[1]	735,922	3,466,193
Depomed Inc.[1]	470,162	3,070,158
Discovery Laboratories Inc.[1]	677,903	4,969,029
DOV Pharmaceutical Inc.[1]	264,484	4,226,454
Draxis Health Inc.[1]	6,993	31,678
Durect Corp.[1]	652,101	4,147,362
Dyax Corp.[1]	521,192	3,022,914
Endo Pharmaceuticals Holdings Inc.[1]	744,626	24,431,179
First Horizon Pharmaceutical Corp.[1,2]	443,234	11,173,929
Flamel Technologies SA ADR[1]	297,007	6,284,668
Genta Inc.[1]	2,018,794	4,360,595
Gilead Sciences Inc.[1]	1,783,228	110,952,446
Hi-Tech Pharmacal Co. Inc.[1]	153,600	4,331,520
Hollis-Eden Pharmaceuticals Inc.[1,2]	255,695	1,575,081
Idenix Pharmaceuticals Inc.[1]	585,225	7,941,503
ImClone Systems Inc.[1]	426,205	14,499,494
Indevus Pharmaceuticals Inc.[1]	505,983	3,137,095
Inspire Pharmaceuticals Inc.[1]	743,326	3,887,595
Introgen Therapeutics Inc.[1,2]	346,917	1,842,129
Isis Pharmaceuticals Inc.[1]	827,581	7,456,505
ISTA Pharmaceuticals Inc.[1]	312,084	1,981,733
Kos Pharmaceuticals Inc.[1]	473,896	22,638,012
MannKind Corp.[1]	670,208	13,699,052
Medarex Inc.[1]	1,757,550	23,234,811
Medicines Co. (The)[1]	408,208	8,396,839
MGI Pharma Inc.[1,2]	730,286	12,780,005
Nabi Biopharmaceuticals[1]	938,547	5,293,405
Nastech Pharmaceutical Co. Inc.[1]	202,571	3,646,278
NeoPharm Inc.[1]	277,969	2,323,821
Neurocrine Biosciences Inc.[1]	227,220	14,664,779
NitroMed Inc.[1,2]	437,143	3,672,001
Noven Pharmaceuticals Inc.[1]	234,020	4,214,700
NPS Pharmaceuticals Inc.[1]	477,634	4,078,994
Nuvelo Inc.[1]	532,834	9,495,102
Onyx Pharmaceuticals Inc.[1]	629,480	16,530,145
OSI Pharmaceuticals Inc.[1,2]	586,417	18,823,986
Pain Therapeutics Inc.[1,2]	437,353	4,754,027
Penwest Pharmaceuticals Co.[1]	245,884	5,333,224
Perrigo Co.	1,050,072	17,126,674
Pharmacyclics Inc.[1]	236,681	1,088,733
Pharmion Corp.[1]	415,576	7,488,680
POZEN Inc.[1]	344,877	5,759,446
Progenics Pharmaceuticals Inc.[1]	316,225	8,376,800
QLT Inc.[1]	874,417	6,724,267
Renovis Inc.[1]	305,426	6,511,682
Rigel Pharmaceuticals Inc.[1]	324,043	3,723,254
Salix Pharmaceuticals Ltd.[1]	556,778	9,192,405
Santarus Inc.[1,2]	556,782	4,159,162
SciClone Pharmaceuticals Inc.[1]	539,061	1,924,448
Sepracor Inc.[1]	584,034	28,506,700
Shire PLC ADR	485,956	22,592,094
Tanox Inc.[1]	687,185	13,345,133
Taro Pharmaceutical Industries Ltd.[1,2]	175,660	2,448,700
Teva Pharmaceutical Industries Ltd. ADR	1,848,168	76,107,558

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
Trimeris Inc.[1]	378,318	$5,111,076
United Therapeutics Inc.[1]	302,479	20,048,308
ViaCell Inc.[1]	271,363	1,495,210
ViroPharma Inc.[1]	744,823	9,459,252
VIVUS Inc. [1]	492,043	1,638,503
Zymogenetics Inc.[1]	896,560	19,383,627

		897,132,908

TOTAL COMMON STOCKS (Cost: $2,236,191,171)		2,050,876,897
SHORT-TERM INVESTMENTS – 5.64%
CERTIFICATES OF DEPOSIT[3] – 0.14%
Toronto-Dominion Bank
3.94%, 07/10/06	$800,725	800,725
Washington Mutual Bank
4.79%, 05/10/06	800,725	800,725
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,281,161	1,281,161

		2,882,611
COMMERCIAL PAPER[3] – 1.22%
Amstel Funding Corp.
4.40%, 05/08/06	800,725	797,296
Aspen Funding Corp.
4.90%, 04/03/06	272,247	272,247
Barton Capital Corp.
4.73%, 05/10/06	640,580	637,466
Bryant Park Funding LLC
4.72%, 04/18/06	860,443	858,751
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	400,363	399,468
CC USA Inc.
4.23%, 04/21/06	480,435	479,419
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	4,003,627	3,995,841
Ebury Finance Ltd.
4.79%, 05/10/06	400,363	398,392
Edison Asset Securitization LLC
4.37%, 05/08/06	800,725	797,323
Galaxy Funding Inc.
4.23%, 04/18/06	459,616	458,806

Security	Principal	Value
Giro Funding Corp.
4.76%, 04/24/06	$400,363	$399,251
Grampian Funding LLC
4.41%, 05/15/06	800,725	796,606
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	2,252,392	2,246,262
Liberty Street Funding Corp.
4.73%, 04/18/06	400,363	399,574
Mont Blanc Capital Corp.
4.73%, 04/20/06	2,402,176	2,396,811
Nordea North America Inc.
4.16%, 04/04/06	1,681,523	1,681,329
Park Granada LLC
4.75%, 05/05/06	693,124	690,197
Sigma Finance Inc.
4.16%, 04/06/06	960,870	960,537
Solitaire Funding Ltd.
4.75%, 05/10/06	480,435	478,090
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	3,257,671	3,250,977
Thunder Bay Funding Inc.
4.76%, 04/18/06	790,188	788,621
Tulip Funding Corp.
4.80%, 04/28/06	1,601,451	1,596,113

		24,779,377
MEDIUM-TERM NOTES[3] – 0.29%
Dorada Finance Inc.
3.93%, 07/07/06	496,450	496,437
K2 USA LLC
3.94%, 07/07/06	960,870	960,858
Marshall & Ilsley Bank
5.18%, 12/15/06	1,601,451	1,605,316
Sigma Finance Inc.
5.13%, 03/30/07	560,508	560,508
Toronto-Dominion Bank
3.81%, 06/20/06	2,001,813	2,001,855
US Bank N.A.
2.85%, 11/15/06	320,290	316,641

		5,941,615

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	415,343	$415,343

		415,343
REPURCHASE AGREEMENTS[3] – 0.83%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $2,403,165 (collateralized by non-U.S. Government debt securities, value $2,649,099, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$2,402,176	2,402,176
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $4,005,272 (collateralized by non-U.S. Government debt securities, value $4,205,403, 3.82% to 6.58%, 4/21/34 to 11/20/35).	4,003,627	4,003,627
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $4,005,245 (collateralized by U.S. Government obligations, value $4,076,227, 4.50% to 5.00%, 4/1/34 to 3/1/36).	4,003,627	4,003,627
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $3,204,244 (collateralized by non-U.S. Government debt securities, value $3,371,494, 0.00% to 10.00%, 1/1/08 to 1/1/10).	3,202,901	3,202,901

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,602,097 (collateralized by U.S. Government obligations, value $1,637,583, 4.76% to 5.80%, 9/1/15 to 2/1/36).	$1,601,451	$1,601,451
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,602,109 (collateralized by non-U.S. Government debt securities, value $1,657,957, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,601,451	1,601,451

		16,815,233
TIME DEPOSITS[3] – 0.33%
Fifth Third Bank
4.84%, 04/03/06	1,799,102	1,799,102
Societe Generale
4.85%, 04/03/06	1,601,451	1,601,451
UBS AG
4.88%, 04/03/06	3,202,901	3,202,901

		6,603,454
VARIABLE & FLOATING RATE NOTES[3] – 2.81%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	3,699,351	3,700,022
American Express Bank
4.74%, 07/19/06	400,363	400,363
American Express Centurion Bank
4.78%, 06/29/06	640,580	640,580
American Express Credit Corp.
4.76%, 02/05/07	480,435	480,783
ASIF Global Financing
4.95%, 05/30/06[6]	3,042,756	3,043,523
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	1,040,943	1,040,943
Beta Finance Inc.
4.77%, 05/25/06[6]	1,121,016	1,120,999

74	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2006

Security	Principal	Value
BMW US Capital LLC
4.72%, 04/16/07[6]	$1,601,451	$1,601,451
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	128,116	128,116
CC USA Inc.
4.77%, 05/25/06[6]	880,798	880,785
Commodore CDO Ltd.
4.97%, 12/12/06[6]	400,363	400,363
DEPFA Bank PLC
4.92%, 03/15/07	1,601,451	1,601,451
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	1,601,451	1,601,451
Fifth Third Bancorp.
4.78%, 01/23/07[6]	3,202,901	3,202,901
General Electric Capital Corp.
4.79%, 04/09/07	720,653	721,172
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,601,451	1,601,451
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	1,601,451	1,601,451
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	1,676,355	1,676,356
Marshall & Ilsley Bank
4.73%, 02/15/07	880,798	880,798
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	2,402,176	2,402,176
Natexis Banques Populaires
4.73%, 04/13/07[6]	1,201,088	1,201,088
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	4,323,917	4,324,076
Northern Rock PLC
4.68%, 02/02/07[6]	1,921,741	1,921,795
Permanent Financing PLC
4.66%, 06/12/066	1,393,262	1,393,263
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	1,601,451	1,601,451
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,201,088	1,201,092
Sedna Finance Inc.
4.75%, 09/20/06[6]	480,435	480,435
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	1,601,451	1,601,451
Strips III LLC
4.86%, 07/24/06[6]	403,790	403,790
SunTrust Bank
4.62%, 04/28/06	2,402,176	2,402,176
Toyota Motor Credit Corp.
4.81%, 04/10/06	720,653	720,653
UniCredito Italiano SpA
4.84%, 06/14/06	2,081,886	2,081,740
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	1,601,451	1,601,451
US Bank N.A.
4.75%, 09/29/06	720,653	720,560
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	2,926,579	2,926,579
Wells Fargo & Co.
4.74%, 03/15/07[6]	800,725	800,781
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	800,725	800,694
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	960,870	960,882
Wind Master Trust
4.82%, 08/25/06[6]	165,798	165,798
Winston Funding Ltd.
4.68%, 04/23/06[6]	1,143,436	1,143,436

		57,180,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $114,617,959)		114,617,959

TOTAL INVESTMENTS IN SECURITIES – 106.57% (Cost: $2,350,809,130)		2,165,494,856
Other Assets, Less Liabilities – (6.57)%		(133,470,872)

NET ASSETS – 100.00%		$2,032,023,984

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2006

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$920,137,882	$420,017,128	$610,336,492	$113,388,801	$447,439,218	$98,332,241

Affiliated issuers[a]	$392,763	$4,156,027	$604,856	$1,628,228	$78,615	$84,944

Foreign currencies, at cost	$—	$337,564	$944,079	$147,008	$598,247	$39,170

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$880,612,097	$455,103,350	$686,161,657	$139,548,307	$487,124,536	$108,403,723
Affiliated issuers[a]	392,763	4,810,645	604,856	1,909,039	78,615	84,944
Foreign currencies, at value	—	335,241	943,622	146,407	590,885	38,768
Receivables:
Investment securities sold	—	—	—	537,381	—	3,287,585
Dividends and interest	1,088,096	1,221,044	347,753	519,073	877,770	130,902
Capital shares sold	8,963	—	—	59,811	8,262	—

Total Assets	882,101,919	461,470,280	688,057,888	142,720,018	488,680,068	111,945,922

LIABILITIES
Payables:
Investment securities purchased	—	—	—	697,156	—	3,192,196
Collateral for securities on loan (Note 5)	1,614,932	992,364	2,146,950	54,417	—	—
Capital shares redeemed	22,617	—	123,692	—	—	—
Investment advisory fees (Note 2)	138,392	148,612	372,534	73,557	266,121	59,003

Total Liabilities	1,775,941	1,140,976	2,643,176	825,130	266,121	3,251,199

NET ASSETS	$880,325,978	$460,329,304	$685,414,712	$141,894,888	$488,413,947	$108,694,723

Net assets consist of:
Paid-in capital	$937,019,392	$434,593,630	$611,195,374	$115,889,377	$452,904,248	$101,095,925
Undistributed net investment income	134,290	1,573,998	1,301,032	489,893	1,741,387	67,229
Accumulated net realized loss	(17,301,919)	(11,567,774)	(2,906,180)	(920,651)	(5,900,155)	(2,539,109)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(39,525,785)	35,729,450	75,824,486	26,436,269	39,668,467	10,070,678

NET ASSETS	$880,325,978	$460,329,304	$685,414,712	$141,894,888	$488,413,947	$108,694,723

Shares outstanding	15,000,000	7,000,000	6,750,000	1,800,000	9,100,000	1,950,000

Net asset value per share	$58.69	$65.76	$101.54	$78.83	$53.67	$55.74

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $1,582,211, $957,089, $2,090,432, $51,766, $— and $—, respectively. See Note 5.

See notes to the financial statements.

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2006

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$70,270,598	$1,185,950,233	$1,272,680,425	$269,534,423	$2,350,393,787

Affiliated issuers[a]	$41,006	$13,601,442	$4,896,491	$81,603	$415,343

Foreign currencies, at cost	$90,864	$1,859,052	$5,180,767	$247,538	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$71,209,150	$1,552,527,874	$1,597,000,096	$315,881,855	$2,165,079,513
Affiliated issuers[a]	41,006	17,444,461	4,896,491	81,603	415,343
Foreign currencies, at value	90,876	1,848,017	5,164,216	244,272	—
Receivables:
Investment securities sold	728,468	—	18,870,234	1,198,146	—
Dividends and interest	76,217	6,186,020	3,204,567	1,560,945	193,707
Capital shares sold	244,991	—	—	—	843,125

Total Assets	72,390,708	1,578,006,372	1,629,135,604	318,966,821	2,166,531,688

LIABILITIES
Payables:
Investment securities purchased	978,362	34,916	21,584,663	1,119,341	19,477,221
Collateral for securities on loan (Note 5)	—	1,736,220	52,164,577	278,540	114,202,616
Capital shares redeemed	—	—	272,783	—	—
Investment advisory fees (Note 2)	34,319	791,866	684,211	130,133	827,867

Total Liabilities	1,012,681	2,563,002	74,706,234	1,528,014	134,507,704

NET ASSETS	$71,378,027	$1,575,443,370	$1,554,429,370	$317,438,807	$2,032,023,984

Net assets consist of:
Paid-in capital	$71,856,519	$1,226,616,874	$1,229,294,968	$271,877,363	$2,344,025,084
Undistributed net investment income	163,725	5,911,558	6,126,260	1,097,663	—
Accumulated net realized loss	(1,580,343)	(27,473,480)	(5,294,978)	(1,864,776)	(126,686,826)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	938,126	370,388,418	324,303,120	46,328,557	(185,314,274)

NET ASSETS	$71,378,027	$1,575,443,370	$1,554,429,370	$317,438,807	$2,032,023,984

Shares outstanding	1,400,000	17,800,000	11,050,000	2,550,000	24,700,000

Net asset value per share	$50.98	$88.51	$140.67	$124.49	$82.27

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $—, $1,669,276, $50,333,628, $262,824 and $109,351,793, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2006

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$16,195,280	$8,788,378	$10,771,659	$2,538,023	$6,744,676	$534,426
Dividends from affiliated issuers[b]	—	149,697	—	61,206	—	—
Interest from affiliated issuers[b]	21,366	13,228	21,838	3,370	10,139	2,181
Securities lending income[c]	60,891	104,018	125,571	18,208	40,101	7,227

Total investment income	16,277,537	9,055,321	10,919,068	2,620,807	6,794,916	543,834

EXPENSES
Investment advisory fees (Note 2)	1,503,867	1,475,948	3,363,017	603,553	2,635,027	430,798
Proxy fees	37,135	14,861	14,189	3,797	13,609	2,573
Foreign taxes (Note 1)	—	—	—	—	—	3,249

Total expenses	1,541,002	1,490,809	3,377,206	607,350	2,648,636	436,620

Net investment income	14,736,535	7,564,512	7,541,862	2,013,457	4,146,280	107,214

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(22,809,614)	(5,750,116)	(2,631,404)	(416,214)	(4,586,655)	(1,369,138)
Investments in affiliated issuers[b]	—	119,207	—	(1,027)	—	—
In-kind redemptions	65,099,954	10,899,715	68,629,495	—	3,951,712	—
Foreign currency transactions	—	(83,020)	(85,918)	(23,597)	(45,756)	(5,760)

Net realized gain (loss)	42,290,340	5,185,786	65,912,173	(440,838)	(680,699)	(1,374,898)

Net change in unrealized appreciation (depreciation) on:
Investments	1,727,855	25,091,399	10,746,561	20,026,787	38,965,933	10,917,357
Translation of assets and liabilities in foreign currencies	—	(12,203)	5,125	(1,644)	(16,236)	(760)

Net change in unrealized appreciation (depreciation)	1,727,855	25,079,196	10,751,686	20,025,143	38,949,697	10,916,597

Net realized and unrealized gain	44,018,195	30,264,982	76,663,859	19,584,305	38,268,998	9,541,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,754,730	$37,829,494	$84,205,721	$21,597,762	$42,415,278	$9,648,913

[a]	Net of foreign withholding tax of $— , $240,871, $400,427, $65,978, $160,326 and $28,212, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2006

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,749,150	$37,274,373	$25,901,176	$2,202,444	$563,257
Dividends from affiliated issuers[b]	—	634,103	—	—	—
Interest from affiliated issuers[b]	2,035	14,362	49,672	3,127	31,155
Securities lending income[c]	15,871	811,367	470,721	10,557	1,502,687

Total investment income	1,767,056	38,734,205	26,421,569	2,216,128	2,097,099

EXPENSES
Investment advisory fees (Note 2)	340,189	7,555,788	4,292,113	819,772	7,769,619
Proxy fees	2,583	48,888	14,813	4,678	45,395

Total expenses	342,772	7,604,676	4,306,926	824,450	7,815,014

Net investment income (loss)	1,424,284	31,129,529	22,114,643	1,391,678	(5,717,915)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(602,211)	(2,055,613)	(4,454,847)	(1,026,551)	(54,847,004)
Investments in affiliated issuers[b]	—	202,885	—	—	—
In-kind redemptions	987,863	26,214,185	95,298,374	16,107,490	358,664,379
Foreign currency transactions	(9,258)	(583,725)	122,344	(55,758)	—

Net realized gain	376,394	23,777,732	90,965,871	15,025,181	303,817,375

Net change in unrealized appreciation (depreciation) on:
Investments	161,434	189,180,727	303,276,497	37,964,221	92,898,640
Translation of assets and liabilities in foreign currencies	(548)	26,062	(18,099)	(16,641)	—

Net change in unrealized appreciation (depreciation)	160,886	189,206,789	303,258,398	37,947,580	92,898,640

Net realized and unrealized gain	537,280	212,984,521	394,224,269	52,972,761	396,716,015

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,961,564	$244,114,050	$416,338,912	$54,364,439	$390,998,100

[a]	Net of foreign withholding tax of $37,314, $1,037,766, $1,789,081, $160,997 and $71,427, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P Global 100 Index Fund		iShares S&P Global Energy Sector Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$14,736,535	$13,916,546	$7,564,512	$5,168,789	$7,541,862	$4,747,171
Net realized gain	42,290,340	25,536,865	5,185,786	3,145,829	65,912,173	15,008,131
Net change in unrealized appreciation (depreciation)	1,727,855	(10,173,602)	25,079,196	7,859,240	10,751,686	56,633,501

Net increase in net assets resulting from operations	58,754,730	29,279,809	37,829,494	16,173,858	84,205,721	76,388,803

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,297,391)	(15,325,978)	(7,130,552)	(4,562,153)	(7,099,173)	(4,135,712)

Total distributions to shareholders	(13,297,391)	(15,325,978)	(7,130,552)	(4,562,153)	(7,099,173)	(4,135,712)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,348,713,203	1,023,089,784	127,171,731	177,771,881	476,909,386	249,002,210
Cost of shares redeemed	(1,309,261,343)	(633,847,569)	(40,323,217)	(15,337,572)	(191,897,257)	(88,059,661)

Net increase in net assets from capital share transactions	39,451,860	389,242,215	86,848,514	162,434,309	285,012,129	160,942,549

INCREASE IN NET ASSETS	84,909,199	403,196,046	117,547,456	174,046,014	362,118,677	233,195,640
NET ASSETS:
Beginning of year	795,416,779	392,220,733	342,781,848	168,735,834	323,296,035	90,100,395

End of year	$880,325,978	$795,416,779	$460,329,304	$342,781,848	$685,414,712	$323,296,035

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$134,290	$(1,298,281)	$1,573,998	$1,224,382	$1,301,032	$944,261

SHARES ISSUED AND REDEEMED:
Shares sold	23,750,000	18,550,000	2,000,000	2,950,000	4,850,000	3,750,000
Shares redeemed	(22,950,000)	(11,450,000)	(650,000)	(250,000)	(2,000,000)	(1,350,000)

Net increase in shares outstanding	800,000	7,100,000	1,350,000	2,700,000	2,850,000	2,400,000

See notes to the financial statements.

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,013,457	$914,749	$4,146,280	$1,842,166	$107,214	$377,120
Net realized gain (loss)	(440,838)	(174,973)	(680,699)	1,435,100	(1,374,898)	(698,824)
Net change in unrealized appreciation (depreciation)	20,025,143	2,703,242	38,949,697	1,856,677	10,916,597	(1,583,955)

Net increase (decrease) in net assets resulting from operations	21,597,762	3,443,018	42,415,278	5,133,943	9,648,913	(1,905,659)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,794,468)	(760,797)	(3,198,765)	(1,401,351)	(38,057)	(374,860)
Return of capital	—	—	—	—	—	(31,259)

Total distributions to shareholders	(1,794,468)	(760,797)	(3,198,765)	(1,401,351)	(38,057)	(406,119)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,450,083	37,830,194	235,987,305	108,075,363	56,196,976	17,154,069
Cost of shares redeemed	—	—	(15,403,011)	(13,850,770)	—	—

Net increase in net assets from capital share transactions	51,450,083	37,830,194	220,584,294	94,224,593	56,196,976	17,154,069

INCREASE IN NET ASSETS	71,253,377	40,512,415	259,800,807	97,957,185	65,807,832	14,842,291
NET ASSETS:
Beginning of year	70,641,511	30,129,096	228,613,140	130,655,955	42,886,891	28,044,600

End of year	$141,894,888	$70,641,511	$488,413,947	$228,613,140	$108,694,723	$42,886,891

Undistributed net investment income included in net assets at end of year	$489,893	$310,438	$1,741,387	$839,627	$67,229	$4,013

SHARES ISSUED AND REDEEMED:
Shares sold	700,000	600,000	4,650,000	2,250,000	1,050,000	350,000
Shares redeemed	—	—	(300,000)	(300,000)	—	—

Net increase in shares outstanding	700,000	600,000	4,350,000	1,950,000	1,050,000	350,000

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,424,284	$612,078	$31,129,529	$20,671,574	$22,114,643	$3,028,556
Net realized gain (loss)	376,394	(126,251)	23,777,732	(4,622,450)	90,965,871	28,120,075
Net change in unrealized appreciation (depreciation)	160,886	1,225,343	189,206,789	146,011,199	303,258,398	6,332,727

Net increase in net assets resulting from operations	1,961,564	1,711,170	244,114,050	162,060,323	416,338,912	37,481,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,415,840)	(500,837)	(29,776,365)	(19,412,437)	(16,897,757)	(2,439,837)

Total distributions to shareholders	(1,415,840)	(500,837)	(29,776,365)	(19,412,437)	(16,897,757)	(2,439,837)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,801,652	20,541,567	252,494,296	266,741,835	1,030,422,566	295,669,178
Cost of shares redeemed	(2,467,949)	—	(73,442,168)	—	(210,998,675)	(79,106,423)

Net increase in net assets from capital share transactions	28,333,703	20,541,567	179,052,128	266,741,835	819,423,891	216,562,755

INCREASE IN NET ASSETS	28,879,427	21,751,900	393,389,813	409,389,721	1,218,865,046	251,604,276
NET ASSETS:
Beginning of year	42,498,600	20,746,700	1,182,053,557	772,663,836	335,564,324	83,960,048

End of year	$71,378,027	$42,498,600	$1,575,443,370	$1,182,053,557	$1,554,429,370	$335,564,324

Undistributed net investment income included in net assets at end of year	$163,725	$164,539	$5,911,558	$4,812,799	$6,126,260	$996,979

SHARES ISSUED AND REDEEMED:
Shares sold	600,000	400,000	3,050,000	3,700,000	8,650,000	3,800,000
Shares redeemed	(50,000)	—	(950,000)	—	(1,700,000)	(1,050,000)

Net increase in shares outstanding	550,000	400,000	2,100,000	3,700,000	6,950,000	2,750,000

See notes to the financial statements.

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,391,678	$585,814	$(5,717,915)	$(4,841,644)
Net realized gain (loss)	15,025,181	(477,181)	303,817,375	79,963,431
Net change in unrealized appreciation (depreciation)	37,947,580	(1,600,332)	92,898,640	(329,838,622)

Net increase (decrease) in net assets resulting from operations	54,364,439	(1,491,699)	390,998,100	(254,716,835)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(682,681)	(354,021)	—	—

Total distributions to shareholders	(682,681)	(354,021)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	217,459,219	40,357,253	3,155,563,288	2,144,360,743
Cost of shares redeemed	(48,955,790)	—	(2,593,740,287)	(1,847,414,041)

Net increase in net assets from capital share transactions	168,503,429	40,357,253	561,823,001	296,946,702

INCREASE IN NET ASSETS	222,185,187	38,511,533	952,821,101	42,229,867
NET ASSETS:
Beginning of year	95,253,620	56,742,087	1,079,202,883	1,036,973,016

End of year	$317,438,807	$95,253,620	$2,032,023,984	$1,079,202,883

Undistributed net investment income included in net assets at end of year	$1,097,663	$440,167	$—	$—

SHARES ISSUED AND REDEEMED:
Shares sold	1,950,000	450,000	41,800,000	29,850,000
Shares redeemed	(450,000)	—	(34,000,000)	(26,350,000)

Net increase in shares outstanding	1,500,000	450,000	7,800,000	3,500,000

See notes to the financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$56.02	$55.24	$43.05	$57.85	$59.17

Income from investment operations:
Net investment income	1.12	1.20	0.89	0.66	0.61
Net realized and unrealized gain (loss)	2.57	0.89	12.21	(14.79)	(1.34)

Total from investment operations	3.69	2.09	13.10	(14.13)	(0.73)

Less distributions from:
Net investment income	(1.02)	(1.31)	(0.91)	(0.67)	(0.59)

Total distributions	(1.02)	(1.31)	(0.91)	(0.67)	(0.59)

Net asset value, end of year	$58.69	$56.02	$55.24	$43.05	$57.85

Total return	6.65%	3.81%	30.55%	(24.49)%	(1.23)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$880,326	$795,417	$392,221	$299,211	$115,703
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.96%	2.41%	1.68%	1.63%	1.12%
Portfolio turnover rate[a]	12%	6%	5%	4%	13%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$60.67	$57.20	$42.03	$57.08	$60.83

Income from investment operations:
Net investment income	1.22	1.04	0.66	0.59	0.65
Net realized and unrealized gain (loss)	5.07	3.46	15.16	(15.09)	(3.87)

Total from investment operations	6.29	4.50	15.82	(14.50)	(3.22)

Less distributions from:
Net investment income	(1.20)	(1.03)	(0.65)	(0.55)	(0.53)

Total distributions	(1.20)	(1.03)	(0.65)	(0.55)	(0.53)

Net asset value, end of year	$65.76	$60.67	$57.20	$42.03	$57.08

Total return	10.44%	7.85%	37.68%	(25.46)%	(5.32)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$460,329	$342,782	$168,736	$65,143	$45,666
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.05%	2.24%	1.63%	1.60%	1.08%
Portfolio turnover rate[a]	6%	4%	4%	5%	4%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$82.90	$60.07	$44.47	$54.57	$49.64

Income from investment operations:
Net investment income	1.37 [b]	1.32	0.68	0.88	0.22
Net realized and unrealized gain (loss)	18.37	22.78	15.54	(10.07)	4.78

Total from investment operations	19.74	24.10	16.22	(9.19)	5.00

Less distributions from:
Net investment income	(1.10)	(1.27)	(0.62)	(0.91)	(0.07)

Total distributions	(1.10)	(1.27)	(0.62)	(0.91)	(0.07)

Net asset value, end of period	$101.54	$82.90	$60.07	$44.47	$54.57

Total return	23.91%	40.40%	36.55%	(16.91)%	10.10%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$685,415	$323,296	$90,100	$17,786	$16,372
Ratio of expenses to average net assets[d]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	1.46%	2.00%	1.92%	1.89%	1.17%
Portfolio turnover rate[e]	5%	5%	4%	9%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$64.22	$60.26	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	1.52 [b]	0.86	1.38	0.56	0.29
Net realized and unrealized gain (loss)	14.29	4.00	20.21	(13.33)	2.07

Total from investment operations	15.81	4.86	21.59	(12.77)	2.36

Less distributions from:
Net investment income	(1.20)	(0.90)	(1.31)	(0.57)	(0.04)

Total distributions	(1.20)	(0.90)	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$78.83	$64.22	$60.26	$39.98	$53.32

Total return	24.73%	8.02%	54.23%	(24.03)%	4.64%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,895	$70,642	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[d]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	2.17%	2.11%	2.14%	2.04%	1.44%
Portfolio turnover rate[e]	7%	5%	8%	8%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$48.13	$46.66	$39.81	$49.06	$49.53

Income from investment operations:
Net investment income	0.53 [b]	0.39	0.31	0.28	0.11
Net realized and unrealized gain (loss)	5.38	1.44	6.84	(9.28)	(0.57)

Total from investment operations	5.91	1.83	7.15	(9.00)	(0.46)

Less distributions from:
Net investment income	(0.37)	(0.36)	(0.30)	(0.25)	(0.01)

Total distributions	(0.37)	(0.36)	(0.30)	(0.25)	(0.01)

Net asset value, end of period	$53.67	$48.13	$46.66	$39.81	$49.06

Total return	12.28%	3.93%	17.98%	(18.36)%	(0.92)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$488,414	$228,613	$130,656	$25,874	$17,172
Ratio of expenses to average net assets[d]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	1.02%	1.12%	1.25%	0.96%	0.62%
Portfolio turnover rate[e]	5%	10%	6%	4%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$47.65	$50.99	$33.46	$51.91	$53.19

Income from investment operations:
Net investment income (loss)	0.05	0.59	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	8.06	(3.31)	17.57	(18.40)	(1.09)

Total from investment operations	8.11	(2.72)	17.53	(18.45)	(1.28)

Less distributions from:
Net investment income	(0.02)	(0.57)	—	—	—
Return of capital	—	(0.05)	—	—	—

Total distributions	(0.02)	(0.62)	—	—	—

Net asset value, end of period	$55.74	$47.65	$50.99	$33.46	$51.91

Total return	17.03%	(5.40)%	52.39%	(35.54)%	(2.40)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,695	$42,887	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[c]	0.66%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets[c]	0.16%	1.25%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[d]	13%	7%	5%	4%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$50.00	$46.10	$33.40	$44.84	$50.68

Income from investment operations:
Net investment income	1.37 [b]	0.75	0.62	0.65	0.11
Net realized and unrealized gain (loss)	0.84	3.82	12.73	(11.45)	(5.93)

Total from investment operations	2.21	4.57	13.35	(10.80)	(5.82)

Less distributions from:
Net investment income	(1.23)	(0.67)	(0.65)	(0.64)	(0.02)

Total distributions	(1.23)	(0.67)	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$50.98	$50.00	$46.10	$33.40	$44.84

Total return	4.55%	9.84%	40.06%	(24.24)%	(11.50)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,378	$42,499	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[d]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[d]	2.72%	2.24%	1.54%	1.78%	0.61%
Portfolio turnover rate[e]	11%	13%	7%	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$75.29	$64.39	$42.88	$59.04	$63.13

Income from investment operations:
Net investment income	1.92	1.36	1.13	1.18	0.83
Net realized and unrealized gain (loss)	13.18	10.89	21.49	(16.28)	(4.08)

Total from investment operations	15.10	12.25	22.62	(15.10)	(3.25)

Less distributions from:
Net investment income	(1.88)	(1.35)	(1.11)	(1.06)	(0.84)

Total distributions	(1.88)	(1.35)	(1.11)	(1.06)	(0.84)

Net asset value, end of year	$88.51	$75.29	$64.39	$42.88	$59.04

Total return	20.30%	19.04%	52.85%	(25.73)%	(5.16)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,575,443	$1,182,054	$772,664	$375,187	$569,757
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.47%	2.26%	2.17%	2.11%	1.49%
Portfolio turnover rate[a]	7%	5%	5%	6%	4%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$81.84	$62.19	$35.58	$52.49	$41.51

Income from investment operations:
Net investment income	3.06 [b]	0.88	0.77	0.89	0.61
Net realized and unrealized gain (loss)	57.46	19.71	26.58	(16.88)	10.64

Total from investment operations	60.52	20.59	27.35	(15.99)	11.25

Less distributions from:
Net investment income	(1.69)	(0.94)	(0.74)	(0.92)	(0.27)

Total distributions	(1.69)	(0.94)	(0.74)	(0.92)	(0.27)

Net asset value, end of period	$140.67	$81.84	$62.19	$35.58	$52.49

Total return	74.23%	33.17%	77.07%	(30.54)%	27.16%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,554,429	$335,564	$83,960	$8,895	$7,873
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.58%	2.00%	2.61%	2.42%	2.94%
Portfolio turnover rate[e]	12%	6%	13%	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$90.72	$94.57	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.90 [b]	0.43	0.44	0.60	0.10
Net realized and unrealized gain (loss)	33.25	(3.94)	37.16	(16.28)	(3.90)

Total from investment operations	34.15	(3.51)	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	(0.38)	(0.34)	(0.24)	(0.70)	—

Total distributions	(0.38)	(0.34)	(0.24)	(0.70)	—

Net asset value, end of period	$124.49	$90.72	$94.57	$57.21	$73.59

Total return	37.67%	(3.71)%	65.79%	(21.36)%	(4.91)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$317,439	$95,254	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	0.85%	0.67%	1.00%	0.26%	0.32%
Portfolio turnover rate[e]	7%	4%	4%	4%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding during the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$63.86	$77.39	$51.09	$77.28	$76.81

Income from investment operations:
Net investment loss	(0.23)	(0.29)	(0.23)	(0.17)	(0.17)
Net realized and unrealized gain (loss)	18.64	(13.24)	26.53	(26.02)	0.64

Total from investment operations	18.41	(13.53)	26.30	(26.19)	0.47

Net asset value, end of year	$82.27	$63.86	$77.39	$51.09	$77.28

Total return	28.83%	(17.48)%	51.48%	(33.89)%	0.61%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,032,024	$1,079,203	$1,036,973	$533,932	$289,807
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.37)%	(0.40)%	(0.43)%	(0.43)%	(0.46)%
Portfolio turnover rate[a]	15%	14%	36%	48%	17%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain foreign countries may levy taxes on certain corporate events (i.e., stock dividends, spin-offs and tender offers) at various rates based on the market value of the securities involved. Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions of foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes. These foreign taxes paid by the Funds, if any, are disclosed in their Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

96	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P 100	$134,290	$(48,972,000)	$(7,855,704)	$(56,693,414)
S&P Global 100	1,571,675	32,315,110	(8,151,111)	25,735,674
S&P Global Energy Sector	1,300,574	74,370,426	(1,451,662)	74,219,338
S&P Global Financials Sector	599,185	26,090,341	(684,015)	26,005,511
S&P Global Healthcare Sector	1,733,836	36,963,525	(3,187,662)	35,509,699
S&P Global Technology Sector	62,872	9,076,527	(1,540,601)	7,598,798
S&P Global Telecommunications Sector	163,693	(24,280)	(617,905)	(478,492)
S&P Europe 350	6,703,686	350,991,008	(8,868,198)	348,826,496
S&P Latin America 40	6,109,709	322,606,886	(3,582,193)	325,134,402
S&P/TOPIX 150	1,287,710	45,390,205	(1,116,471)	45,561,444
Nasdaq Biotechnology	—	(195,604,286)	(116,396,814)	(312,001,100)

For the years ended March 31, 2006 and March 31, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2006.

From November 1, 2005 to March 31, 2006, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2007.

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P 100	$1,423,106
S&P Global 100	1,796,370
S&P Global Energy Sector	849,342
S&P Global Financials Sector	35,626
S&P Global Technology Sector	669,573
S&P Latin America 40	2,256,956
S&P/TOPIX 150	516,169
Nasdaq Biotechnology	9,911,034

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$—	$360,546	$6,432,598
S&P Global 100	329,587	1,022,865	1,200,075	670,309	3,134,228	6,357,064
S&P Global Energy Sector	—	37,853	113,031	43,806	408,088	602,778
S&P Global Financials Sector	—	148,034	105,686	20,625	374,711	649,056
S&P Global Healthcare Sector	—	147,652	235,701	483,846	2,328,014	3,195,213
S&P Global Technology Sector	—	114,472	244,568	111,285	401,105	871,430
S&P Global Telecommunications Sector	—	386,368	231,569	—	—	617,937
S&P Europe 350	—	34,838	8,843,656	—	—	8,878,494
S&P Latin America 40	—	29,834	187,237	95,728	1,028,989	1,341,788
S&P/TOPIX 150	—	276,198	17,138	175,929	134,303	603,568
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	106,485,780

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended March 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$929,976,860	$7,059,851	$(56,031,851)	$(48,972,000)
S&P Global 100	427,587,495	45,780,349	(13,453,849)	32,326,500
S&P Global Energy Sector	612,395,408	75,260,332	(889,227)	74,371,105
S&P Global Financials Sector	115,362,957	26,238,323	(143,934)	26,094,389
S&P Global Healthcare Sector	450,222,775	51,601,830	(14,621,454)	36,980,376
S&P Global Technology Sector	99,411,336	12,003,256	(2,925,925)	9,077,331
S&P Global Telecommunications Sector	71,274,010	4,127,325	(4,151,179)	(23,854)
S&P Europe 350	1,218,949,085	360,126,493	(9,103,243)	351,023,250
S&P Latin America 40	1,279,273,150	324,130,973	(1,507,536)	322,623,437
S&P/TOPIX 150	270,554,378	47,610,813	(2,201,733)	45,409,080
Nasdaq Biotechnology	2,361,099,142	80,534,702	(276,138,988)	(195,604,286)

98	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P Global 100	0.40
S&P Global Energy Sector	0.65
S&P Global Financials Sector	0.65
S&P Global Healthcare Sector	0.65
S&P Global Technology Sector	0.65
S&P Global Telecommunications Sector	0.65
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
Nasdaq Biotechnology	0.50

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Continued)

iSHARES® TRUST

fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$60,891
S&P Global 100	104,018
S&P Global Energy Sector	125,571
S&P Global Financials Sector	18,208
S&P Global Healthcare Sector	40,101
S&P Global Technology Sector	7,227
S&P Global Telecommunications Sector	15,871
S&P Europe 350	811,367
S&P Latin America 40	470,721
S&P/TOPIX 150	10,557
Nasdaq Biotechnology	1,502,687

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended March 31, 2006, including income earned from these affiliated issuers and net realized gains (losses) from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
S&P 100
IMMF	4,973	147,010	151,590	393	$392,763	$21,366	$—
S&P Global 100
Barclays PLC	304	109	44	369	4,309,561	149,697	119,207
IMMF	107	87,955	87,561	501	501,084	13,228	—
S&P Global Energy Sector
IMMF	289	144,546	144,230	605	604,856	21,838	—

100	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
S&P Global Financials Sector
Barclays PLC	95	59	1	153	$1,784,852	$61,206	$(1,027)
IMMF	174	22,493	22,543	124	124,187	3,370	—
S&P Global Healthcare Sector
IMMF	123	68,510	68,554	79	78,615	10,139	—
S&P Global Technology Sector
IMMF	12	14,295	14,222	85	84,944	2,181	—
S&P Global Telecommunications Sector
IMMF	49	13,766	13,774	41	41,006	2,035	—
S&P Europe 350
Barclays PLC	1,244	277	116	1,405	16,419,184	634,103	202,885
IMMF	249	99,462	98,686	1,025	1,025,277	14,362	—
S&P Latin America 40
IMMF	576	313,849	309,529	4,896	4,896,491	49,672	—
S&P/TOPIX 150
IMMF	1	19,630	19,549	82	81,603	3,127	—
Nasdaq Biotechnology
IMMF	442	208,685	208,712	415	415,343	31,155	—

As of March 31, 2006, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$87,835,533	$90,909,926
S&P Global 100	21,377,354	20,990,483
S&P Global Energy Sector	29,979,912	25,872,462
S&P Global Financials Sector	7,712,320	6,382,535
S&P Global Healthcare Sector	20,859,125	18,922,468
S&P Global Technology Sector	8,361,669	8,391,426
S&P Global Telecommunications Sector	6,378,540	5,883,602
S&P Europe 350	93,866,245	94,458,411
S&P Latin America 40	104,764,150	103,169,551
S&P/TOPIX 150	13,507,473	12,744,972
Nasdaq Biotechnology	239,928,848	228,374,004

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$1,345,943,662	$1,302,233,751
S&P Global 100	125,895,261	40,041,785
S&P Global Energy Sector	477,274,806	196,702,701
S&P Global Financials Sector	50,180,738	—
S&P Global Healthcare Sector	234,350,973	15,339,446
S&P Global Technology Sector	56,041,680	—
S&P Global Telecommunications Sector	30,287,667	2,478,726
S&P Europe 350	248,469,218	71,119,637
S&P Latin America 40	1,028,265,503	213,624,518
S&P/TOPIX 150	215,852,906	48,679,260
Nasdaq Biotechnology	3,154,002,366	2,590,477,633

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

102	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares Nasdaq Biotechnology Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 18, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2006, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Global 100	$4,956,383	$240,871
S&P Global Financials Sector	1,615,327	69,955
S&P Global Telecommunications Sector	1,122,758	33,726
S&P Europe 350	38,945,688	1,019,837
S&P Latin America 40	27,690,258	1,788,360
S&P/TOPIX 150	2,363,441	159,721

For corporate shareholders, a portion of the income dividends paid by certain Funds during the fiscal year ended March 31, 2006 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 100	94.01%
S&P Global 100	55.24
S&P Global Energy Sector	50.09
S&P Global Financials Sector	45.96
S&P Global Healthcare Sector	97.09
S&P Global Technology Sector	100.00
S&P Global Telecommunications Sector	27.75

Under Section 854(b)(2) of the Code, certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2006:

iShares Index Fund	Qualified Dividend Income
S&P 100	$13,877,095
S&P Global 100	7,166,501
S&P Global Energy Sector	7,461,776
S&P Global Financials Sector	2,028,944
S&P Global Healthcare Sector	4,094,157
S&P Global Technology Sector	100,929
S&P Global Telecommunications Sector	1,363,710
S&P Europe 350	23,775,571
S&P Latin America 40	18,064,071
S&P/TOPIX 150	1,691,719

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

104	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In addition, at a meeting held on March 9, 2006, the Board considered and approved a proposal by BGFA to contractually reduce the advisory fee rate for certain Funds (including the following Funds discussed in this report: the iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund and iShares Nasdaq Biotechnology Index Fund, collectively referred to below as the “Sector Funds”) under the Advisory Contracts. The Board’s approval of the proposed amended Advisory Contracts was based on, among other things, its review of information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds (including the fee reductions, where applicable), the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

At its June 14, 2005 meeting, the Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

In considering the proposed fee reductions for the Sector Funds at its March 9, 2006 meeting, the Board noted its review of the advisory arrangements for the Funds, including the Sector Funds, at its June 14, 2005 meeting and drew on the considerations and conclusions resulting from that review. The Board discussed with representatives of BGFA certain information regarding the proposed fee reductions and considered representations from BGFA that, following the fee reductions, BGFA remained fully committed to providing the Sector Funds with the same level and quality of services as had been provided to the Funds in the past. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Sector Funds under the revised Advisory Contracts were appropriate.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	105

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

At its June 14, 2005 meeting, the Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three- year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while other Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

At its March 9, 2006 meeting, the Board discussed with representatives of BGFA the rationale for the reduction in the level of fees for the Sector Funds, including BGFA’s desire to promote consistency of fees among similar products. The Board considered the intention of BGFA to add new funds to the BGFA fund complex and the proposed fees and expenses that would likely be associated with such funds. The Board then reviewed statistical information prepared by Lipper regarding the expense ratio components of the new funds in comparison with the same information for other funds registered under the 1940 Act objectively determined by Lipper. The Board considered the reasonableness of the proposed fee rate for the new funds in evaluating the fee reduction for the Sector Funds. The Board also considered its review of the materials prepared by Lipper and other data reviewed at its June 14, 2005 meeting regarding the current advisory fee rates for the Sector Funds, and the conclusions from that review. The Board noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, and the fact that the Lipper materials considered at the March 9, 2006 meeting did not compare the new fee rates for the Sector Funds, the statistical information may or may not provide meaningful comparisons in evaluating the fee structure for such Funds. The Board concluded that the investment advisory fees and expense levels and the historical performance of the Sector Funds, as managed by BGFA, were satisfactory for the purposes of approving the proposed fee reduction for the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

During its June 14, 2005 meeting, the Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

106	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

The Board considered the proposed fee reductions at its March 9, 2006 meeting in the context of the conclusions it reached during the June 14, 2005 meeting regarding the costs to, and profits realized by, BGFA in operating the Funds, including the Sector Funds. The Board considered, in particular, information provided by BGFA regarding the potential savings to shareholders if the proposed fee reductions were approved. On the basis of this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts following the fee reductions and from other relationships between the Sector Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis during the June 14, 2005 meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

The Board, at its March 9, 2006 meeting, reviewed the materials provided by BGFA regarding the fee reductions proposed for the Sector Funds. The Board discussed the potential for BGFA to realize increasing efficiencies in the future from servicing its suite of sector funds, and from its management of other iShares funds. The Board then considered the potential for BGFA to achieve economies of scale and BGFA’s desire to share such economies of scale with the Sector Funds by means of implementing the proposed fee reductions. The Board concluded that the proposed fee reductions were an appropriate means to share potential economies of scale with shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board, at its June 14, 2005 meeting, received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	107

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

At its June 14, 2005 meeting, the Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

During its March 9, 2006 meeting, the Board noted that it had, at previous meetings, reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Sector Funds by BGFA and concluded that any such ancillary benefits would not disadvantage the Sector Funds’ shareholders. The Board also concluded that the proposed amendments to the Advisory Contracts for the Sector Funds would not generate any additional ancillary revenue for BGFA or its affiliates.

Based on the above analysis, the Board determined that the Advisory Contracts, including the revised investment advisory fee rates thereunder for the Sector Funds, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

108	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted below, the information shown for each Fund is for the period from January 1, 2001 through March 31, 2006, the date of the most recent calendar quarter-end. The information shown for the iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunication Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares Nasdaq Biotechnology Index Fund is for each full calendar quarter completed after the inception date of each Fund through March 31, 2006, the date of the most recent calendar quarter-end. Market price information was not available for the iShares S&P Europe 350 Index Fund on August 13, 2003 because the AMEX was closed due to the New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.15%
Greater than 0.5% and Less than 1.0%	17	1.29
Between 0.5% and –0.5%	1,271	96.35
Less than –0.5% and Greater than –1.0	24	1.83
Less than –1.0%	5	0.38

	1,319	100.00%

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	14	1.06
Greater than 0.5% and Less than 1.0%	141	10.69
Between 0.5% and –0.5%	1,100	83.38
Less than –0.5% and Greater than –1.0%	32	2.43
Less than –1.0% and Greater than –1.5%	10	0.76
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5%	10	0.76

	1,319	100.00%

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.28%
Greater than 1.5% and Less than 2.0%	10	0.94
Greater than 1.0% and Less than 1.5%	48	4.50
Greater than 0.5% and Less than 1.0%	173	16.23
Between 0.5% and –0.5%	798	74.86
Less than –0.5% and Greater than –1.0%	32	3.00
Less than –1.0%	2	0.19

	1,066	100.00%

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.38%
Greater than 1.0% and Less than 1.5%	33	3.10
Greater than 0.5% and Less than 1.0%	144	13.51
Between 0.5% and –0.5%	854	80.10
Less than –0.5% and Greater than –1.0%	27	2.53
Less than –1.0%	4	0.38

	1,066	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	7	0.66%
Greater than 1.0% and Less than 1.5%	48	4.50
Greater than 0.5% and Less than 1.0%	193	18.11
Between 0.5% and –0.5%	808	75.79
Less than –0.5% and Greater than –1.0%	8	0.75
Less than –1.0%	2	0.19

	1,066	100.00%

110	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	11	1.03%
Greater than 1.0% and Less than 1.5%	52	4.88
Greater than 0.5% and Less than 1.0%	197	18.48
Between 0.5% and – 0.5%	761	71.39
Less than – 0.5% and Greater than – 1.0%	36	3.38
Less than – 1.0%	9	0.84

	1,066	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	4	0.38%
Greater than 1.5% and Less than 2.0%	19	1.78
Greater than 1.0% and Less than 1.5%	61	5.72
Greater than 0.5% and Less than 1.0%	230	21.58
Between 0.5% and – 0.5%	697	65.37
Less than – 0.5% and Greater than – 1.0%	42	3.95
Less than – 1.0% and Greater than – 1.5%	10	0.94
Less than – 1.5%	3	0.28

	1,066	100.00%

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	12	0.91%
Greater than 2.0% and Less than 2.5%	17	1.29
Greater than 1.5% and Less than 2.0%	41	3.11
Greater than 1.0% and Less than 1.5%	115	8.73
Greater than 0.5% and Less than 1.0%	382	28.98
Between 0.5% and – 0.5%	653	49.54
Less than – 0.5% and Greater than – 1.0%	65	4.93
Less than – 1.0% and Greater than – 1.5%	22	1.67
Less than – 1.5% and Greater than – 2.0%	5	0.38
Less than – 2.0%	6	0.46

	1,318	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	7	0.66%
Greater than 1.5% and Less than 2.0%	24	2.25
Greater than 1.0% and Less than 1.5%	136	12.76
Greater than 0.5% and Less than 1.0%	236	22.14
Between 0.5% and –0.5%	578	54.22
Less than –0.5% and Greater than –1.0%	61	5.72
Less than –1.0% and Greater than –1.5%	17	1.59
Less than –1.5%	7	0.66

	1,066	100.00%

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2002 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	0.38%
Greater than 2.0% and Less than 2.5%	12	1.13
Greater than 1.5% and Less than 2.0%	40	3.75
Greater than 1.0% and Less than 1.5%	107	10.04
Greater than 0.5% and Less than 1.0%	214	20.08
Between 0.5% and –0.5%	490	45.95
Less than –0.5% and Greater than –1.0%	130	12.20
Less than –1.0% and Greater than –1.5%	47	4.41
Less than –1.5% and Greater than –2.0%	17	1.59
Less than –2.0%	5	0.47

	1,066	100.00%

iShares Nasdaq Biotechnology Index Fund

Period Covered: April 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.32%
Greater than 0.5% and Less than 1.0%	38	3.03
Between 0.5% and –0.5%	1,177	93.93
Less than –0.5% and Greater than –1.0%	25	2.00
Less than –1.0%	9	0.72

	1,253	100.00%

112 SUPPLEMENTAL INFORMATION	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 136 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

TRUSTEE AND OFFICER INFORMATION	113

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

114	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2004); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2004).	None.

TRUSTEE AND OFFICER INFORMATION	115

Notes:

116	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	117

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

118	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	11.62%	11.76%	11.73%	3.87%	3.80%	3.97%	(0.42)%	(0.41)%	(0.34)%
S&P 500 Growth*	8.54%	8.59%	8.76%	2.63%	2.56%	2.82%	(3.97)%	(3.96)%	(3.80)%
S&P 500 Value*	14.63%	14.57%	14.83%	4.83%	4.70%	5.02%	4.06%	4.07%	4.24%

	Cumulative Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	11.62%	11.76%	11.73%	20.93%	20.53%	21.49%	(2.42)%	(2.36)%	(1.98)%
S&P 500 Growth*	8.54%	8.59%	8.76%	13.87%	13.48%	14.92%	(21.15)%	(21.11)%	(20.30)%
S&P 500 Value*	14.63%	14.57%	14.83%	26.61%	25.83%	27.75%	26.28%	26.34%	27.52%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.*

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10, 000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.*

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Index Fund (the “S&P 500 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The S&P 500 Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the S&P 500 Fund returned 11.62%, while the Index returned 11.73%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	21.00%
Financial	20.92
Industrial	11.67
Communications	11.23
Technology	10.92
Energy	9.73
Consumer Cyclical	8.53
Utilities	3.14
Basic Materials	2.75
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	3.16%
General Electric Co.	3.08
Microsoft Corp.	2.06
Citigroup Inc.	2.00
Bank of America Corp.	1.80
Procter & Gamble Co.	1.61
Pfizer Inc.	1.56
Johnson & Johnson	1.50
American International Group Inc.	1.46
Altria Group Inc.	1.26

TOTAL	19.49%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Growth Index (the “Growth Index”)*. The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 8.54%, while the Growth Index returned 8.76%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	33.30%
Technology	15.12
Consumer Cyclical	11.87
Energy	11.23
Financial	10.06
Communications	9.44
Industrial	7.79
Basic Materials	0.85
Utilities	0.68
Short-Term and Other Net Assets	(0.34)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Microsoft Corp.	4.08%
Exxon Mobil Corp.	4.02
Procter & Gamble Co.	3.20
Pfizer Inc.	3.10
Johnson & Johnson	2.98
General Electric Co.	2.94
Cisco Systems Inc.	2.25
International Business Machines Corp.	2.18
Wal-Mart Stores Inc.	1.99
American International Group Inc.	1.68

TOTAL	28.42%

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Citigroup Value Index (the “Value Index”)*. The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 14.63%, while the Value Index returned 14.83%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Financial	31.96%
Industrial	15.59
Communications	13.06
Consumer Non-Cyclical	8.54
Energy	8.53
Technology	6.66
Utilities	5.63
Consumer Cyclical	5.20
Basic Materials	4.67
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Citigroup Inc.	4.04%
General Electric Co.	3.23
Bank of America Corp.	2.79
JP Morgan Chase & Co.	2.49
Exxon Mobil Corp.	2.29
Wells Fargo & Co.	1.83
AT&T Inc.	1.80
ConocoPhillips	1.78
Verizon Communications Inc.	1.71
Hewlett-Packard Co.	1.59

TOTAL	23.55%

Domestic equity markets delivered gains for the reporting period, in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, oil topped $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

For the reporting period, smaller capitalization stocks generally outperformed larger capitalization stocks, and value stocks within the Index outperformed growth stocks.

Within the Index, every sector delivered positive returns. The strongest sector was energy, which benefited from rising energy prices during the reporting period. Financials (the largest sector in the Index) and telecommunications services also performed well. Consumer discretionary was the weakest performing sector with a slight gain.

Within the Growth Index, telecommunications was the strongest performing sector, followed by financials. Health care and information technology, the two largest sectors, delivered solid gains. Consumer staples (the third largest sector in the Growth Index) delivered the slightest sector gains.

Within the Value Index, the energy sector led performance, followed by information technology. Financials and industrials, representing about 47% of the Value Index, delivered solid gains. Consumer discretionary was the only negative performer, posting a slight loss.

Among the S&P 500 Fund’s ten largest holdings as of March 31, 2006, performance was mostly positive. Insurance giant American International Group Inc. was the strongest performer among the ten largest holdings. Technology company Microsoft Corp. also delivered gains, as did consumer products company Procter & Gamble Co. Negative performers included healthcare company Johnson & Johnson and pharmaceutical company Pfizer Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

Among the Growth Fund’s ten largest holdings as of March 31, 2006, Cisco Systems Inc. posted the strongest returns, followed by American International Group Inc. Microsoft Corp., the Growth Fund’s largest holding, also performed well. Johnson & Johnson and Wal-Mart Stores Inc. both declined.

Among the Value Fund’s ten largest holdings as of March 31, 2006, Hewlett-Packard Co. was by far the strongest performer. JP Morgan Chase & Co. and ConocoPhilips also performed well. Verizon Communications Inc. and General Electric Co. declined for the reporting period.

*	After the close of business on December 16, 2005, the Growth Fund and Value Fund were renamed to reflect the index methodology and name changes made by Standard & Poor’s to their style indices. Prior to this date, the Growth Fund and Value Fund were known as the iShares S&P 500/BARRA Growth Index Fund and iShares S&P 500/BARRA Value Index Fund, respectively. The Growth Index and Value Index were formerly known as the S&P 500/BARRA Growth Index and S&P 500/BARRA Value Index, respectively.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	21.64%	21.66%	21.62%	12.60%	12.63%	12.75%	10.67%	10.65%	10.83%
S&P MidCap 400 Growth*	20.58%	20.73%	20.68%	10.10%	10.16%	10.35%	3.44%	3.45%	3.70%
S&P MidCap 400 Value*	22.43%	22.39%	22.46%	14.92%	14.86%	15.12%	15.76%	15.73%	15.98%

	Cumulative Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	21.64%	21.66%	21.62%	81.03%	81.25%	82.21%	81.10%	80.91%	82.64%
S&P MidCap 400 Growth*	20.58%	20.73%	20.68%	61.81%	62.23%	63.63%	21.23%	21.30%	22.97%
S&P MidCap 400 Value*	22.43%	22.39%	22.46%	100.42%	99.94%	102.19%	129.92%	129.59%	132.44%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.*

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.*

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The MidCap 400 Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the MidCap 400 Fund returned 21.64%, while the Index returned 21.62%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Financial	18.13%
Consumer Non-Cyclical	16.03
Industrial	14.59
Consumer Cyclical	14.55
Technology	11.20
Energy	10.57
Utilities	6.12
Communications	4.73
Basic Materials	3.59
Diversified	0.42
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Legg Mason Inc.	1.34%
Peabody Energy Corp.	1.15
SanDisk Corp.	0.91
Expeditors International Washington Inc.	0.80
CH Robinson Worldwide Inc.	0.72
Cognizant Technology Solutions Corp.	0.71
Precision Castparts Corp.	0.69
ENSCO International Inc.	0.68
Smith International Inc.	0.68
Microchip Technology Inc.	0.67

TOTAL	8.35%

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index (the “Growth Index”)*. The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 20.58%, while the Growth Index returned 20.68%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	21.85%
Consumer Cyclical	20.32
Technology	14.06
Energy	13.34
Financial	12.51
Industrial	12.43
Communications	4.32
Basic Materials	0.42
Diversified	0.37
Utilities	0.32
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Legg Mason Inc.	2.75%
SanDisk Corp.	1.88
Expeditors International Washington Inc.	1.63
CH Robinson Worldwide Inc.	1.49
Cognizant Technology Solutions Corp.	1.46
Noble Energy Inc.	1.37
Varian Medical Systems Inc.	1.32
Chico’s FAS Inc.	1.30
Commerce Bancorp Inc.	1.13
Fastenal Co.	1.04

TOTAL	15.37%

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index (the “Value Index”)*. The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 22.43%, while the Value Index returned 22.46%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Financial	23.36%
Industrial	16.56
Utilities	11.57
Consumer Non-Cyclical	10.41
Consumer Cyclical	9.44
Technology	8.43
Energy	7.91
Basic Materials	6.56
Communications	5.23
Diversified	0.48
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Peabody Energy Corp.	1.43%
Developers Diversified Realty Corp.	1.00
Pride International Inc.	0.85
Manpower Inc.	0.84
Old Republic International Corp.	0.84
AMB Property Corp.	0.80
Mercantile Bankshares Corp.	0.79
Precision Castparts Corp.	0.79
Wisconsin Energy Corp.	0.79
Associated Bancorp	0.78

TOTAL	8.91%

Domestic equity markets delivered gains for the reporting period, in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, oil topped $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

Mid-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts within the Index for the reporting period.

Within the Index, sector performance was mostly positive. The energy sector delivered the strongest gains, followed closely by industrials and information technology. The financials sector, the largest sector in the Index, also performed well. The only sector to decline was telecommunications services, which posted a slight loss for the reporting period.

Within the Growth Index, sector performance followed a similar pattern. Energy was the strongest performing sector, followed by industrials. Information technology and financials also posted solid gains. The telecommunications services sector was the only sector to decline for the reporting period.

Within the Value Index, information technology delivered the strongest gains. Industrials and energy also performed well. Telecommunications services was the sole sector returning a loss.

Among the MidCap 400 Fund’s ten largest holdings as of March 31, 2006, performance was positive. Coal company Peabody Energy Corp. and flash storage device maker SanDisk Corp. both delivered triple-digit gains for the reporting period. Freight and logistics companies CH Robinson Worldwide Inc. and Expeditors International Washington Inc. also both performed well. Oil services company Smith International Inc. delivered the most modest gains among the MidCap 400 Fund’s ten largest holdings.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Among the Growth Fund’s ten largest holdings as of March 31, 2006, SanDisk Corp. was the strongest performer, followed by CH Robinson Worldwide Inc. and Fastenal Co. Commerce Bancorp Inc. was the only top ten holding to post a decline.

Among the Value Fund’s ten largest holdings as of March 31, 2006, Peabody Energy Corp. was the strongest performer, followed by AMB Property Corp. and Manpower Inc. Associated Bancorp delivered the slightest gain among the Value Fund’s ten largest holdings.

*	After the close of business on December 16, 2005, the Growth Fund and Value Fund were renamed to reflect the index methodology and name changes made by Standard & Poor’s to their style indices. Prior to this date, the Growth Fund and Value Fund were known as the iShares S&P MidCap 400/BARRA Growth Index Fund and iShares S&P MidCap 400/BARRA Value Index Fund, respectively. The Growth Index and Value Index were formerly known as the S&P MidCap 400/BARRA Growth Index and S&P MidCap 400/BARRA Value Index, respectively.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	23.86%	24.43%	24.07%	14.84%	14.85%	15.02%	13.49%	13.50%	13.66%
S&P SmallCap 600 Growth*	23.47%	23.68%	23.74%	14.16%	14.23%	14.43%	8.53%	8.51%	8.80%
S&P SmallCap 600 Value*	24.00%	24.34%	24.30%	15.07%	15.17%	15.38%	15.43%	15.40%	15.70%

	Cumulative Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	23.86%	24.43%	24.07%	99.76%	99.79%	101.31%	109.95%	110.04%	111.81%
S&P SmallCap 600 Growth*	23.47%	23.68%	23.74%	93.91%	94.52%	96.20%	59.31%	59.09%	61.56%
S&P SmallCap 600 Value*	24.00%	24.34%	24.30%	101.71%	102.64%	104.48%	126.22%	125.87%	129.30%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.*

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.*

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600 Index (the “Index”). The Index measures the performance of publicly traded securities in the small-capitalization sector of the U.S. equity market. The SmallCap 600 Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the SmallCap 600 Fund returned 23.86%, while the Index returned 24.07%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Industrial	20.11%
Consumer Cyclical	18.29
Consumer Non-Cyclical	17.50
Financial	15.05
Technology	9.76
Energy	7.68
Utilities	4.14
Basic Materials	4.11
Communications	3.64
Short-Term and Other Net Assets	(0.28)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Oshkosh Truck Corp.	0.79%
Cimarex Energy Co.	0.62
NVR Inc.	0.61
Global Payments Inc.	0.61
Frontier Oil Corp.	0.57
ResMed Inc.	0.57
JLG Industries Inc.	0.56
Commercial Metals Co.	0.54
Shurgard Storage Centers Inc. Class A	0.54
Reliance Steel & Aluminum Co.	0.51

TOTAL	5.92%

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Growth Index (the “Growth Index”)*. The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 23.47%, while the Growth Index returned 23.74%.

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	23.41%
Consumer Cyclical	19.65
Industrial	15.08
Energy	12.30
Technology	12.29
Financial	11.42
Communications	4.22
Basic Materials	0.96
Utilities	0.72
Short-Term and Other Net Assets	(0.05)

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Cimarex Energy Co.	1.28%
NVR Inc.	1.27
Global Payments Inc.	1.26
Frontier Oil Corp.	1.19
ResMed Inc.	1.18
Helix Energy Solutions Group Inc.	1.05
Cerner Corp.	1.05
Respironics Inc.	1.01
IDEXX Laboratories Inc.	0.98
Landstar System Inc.	0.93

TOTAL	11.20%

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/Citigroup Value Index (the “Value Index”)*. The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 24.00%, while the Value Index returned 24.30%

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Industrial	24.73%
Financial	17.96
Consumer Cyclical	17.03
Consumer Non-Cyclical	12.00
Technology	7.41
Utilities	7.30
Basic Materials	7.01
Energy	3.39
Communications	3.10
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Commercial Metals Co.	1.03%
Shurgard Storage Centers Inc. Class A	1.03
Reliance Steel & Aluminum Co.	0.97
Energen Corp.	0.85
Standard-Pacific Corp.	0.76
Colonial Properties Trust	0.75
Whitney Holding Corp.	0.74
UGI Corp.	0.73
Corn Products International Inc.	0.72
Atmos Energy Corp.	0.70

TOTAL	8.28%

Domestic equity markets delivered gains for the reporting period, in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of the reporting period, oil topped $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

Small-capitalization stocks, as represented by the Index, outperformed the broader market, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts within the Index for the reporting period.

Within the Index, sector performance was positive. The strongest gains came from the energy sector, which benefited from the rise in energy prices during the reporting period. Industrials and materials also performed well, as did financials. The most modest gains came from the utilities sector.

Within the Growth Index, the energy sector was the strongest performer by far. Industrials, financials, and health care also performed well, as did consumer staples. The most modest gains came from the consumer discretionary sector.

Within the Value Index, the energy sector led performance, followed by industrials and materials. Financials and information technology also delivered gains. The telecommunications services sector posted a slight gain.

Among the SmallCap 600 Fund’s ten largest holdings as of March 31, 2006, performance was mostly positive. Independent energy company Frontier Oil Corp., industrial company JLG Industries Inc., and metals service company Reliance Steel & Aluminum Co. all delivered triple-digit gains for the reporting period. Payments processor Global Payments Inc. posted strong gains, as did real estate investment trust Shurgard Storage Centers Inc. The only negative performer among the SmallCap 600 Fund’s ten largest holdings was homebuilder NVR Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Among the Growth Fund’s ten largest holdings as of March 31, 2006, Frontier Oil Corp. was by far the strongest performer with a triple-digit gain. Cerner Corp. and Helix Energy Solutions Group Inc. also posted strong gains. NVR Inc. was the only top ten holding to decline for the reporting period.

Among the Value Fund’s ten largest holdings as of March 31, 2006, Reliance Steel & Aluminum Co. was by far the strongest performer. Shurgard Storage Centers Inc. and Commercial Metals Co. also posted strong gains. Energen Corp. and Standard-Pacific Corp. both declined.

*	After the close of business on December 16, 2005, the Growth Fund and Value Fund were renamed to reflect the index methodology and name changes made by Standard & Poor’s to their style indices. Prior to this date, the Growth Fund and Value Fund were known as the iShares S&P SmallCap 600/BARRA Growth Index Fund and iShares S&P SmallCap 600/BARRA Value Index Fund, respectively. The Growth Index and Value Index were formerly known as the S&P SmallCap 600/BARRA Growth Index and S&P SmallCap 600/BARRA Value Index, respectively.

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 1500	12.84%	12.94%	13.04%	8.71%	8.72%	8.93%	20.14%	20.17%	20.59%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/20/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/06

Sector	% of Net Assets
Financial	20.42%
Consumer Non-Cyclical	20.41
Industrial	12.28
Technology	10.87
Communications	10.41
Energy	9.57
Consumer Cyclical	9.49
Utilities	3.43
Basic Materials	2.86
Diversified	0.04
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	2.75%
General Electric Co.	2.68
Microsoft Corp.	1.79
Citigroup Inc.	1.74
Bank of America Corp.	1.56
Procter & Gamble Co.	1.40
Pfizer Inc.	1.36
Johnson & Johnson	1.30
American International Group Inc.	1.27
Altria Group Inc.	1.09

TOTAL	16.94%

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Index is comprised of the Standard & Poor’s 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 90% of the total U.S. equity market as of December 31, 2005. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 12.84%, while the Index returned 13.04%.

Domestic equity markets delivered gains for the reporting period, in the face of increasing interest rates and rising oil prices. During the reporting period, the Federal Reserve Board increased the federal funds rate eight times, resulting in a rate of 4.75% by March 31, 2006. Oil prices continued to climb during the reporting period, topping $67 per barrel, an increase of more than $10 per barrel over the course of the reporting period. Unemployment levels improved during the reporting period, dipping to 4.75% by March 31, 2006.

Within the Index, every sector delivered positive returns. Energy was the best performer, benefiting from rising energy prices during the reporting period. Financials and telecommunications services also performed well, as did information technology. The most modest gains came from the consumer discretionary sector.

Most of the Fund’s ten largest holdings as of March 31, 2006, posted positive returns for the reporting period. Insurance company American International Group Inc. was the strongest performer, followed by technology giant Microsoft Corp. Consumer products company Procter & Gamble Co. also performed well. On the negative side, healthcare company Johnson & Johnson declined, as did pharmaceutical company Pfizer Inc.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
S&P 500
Actual	$1,000.00	$1,063.20	0.10%	$0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.43	0.10	0.50
S&P 500 Growth
Actual	1,000.00	1,045.60	0.19	0.97
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.19	0.96
S&P 500 Value
Actual	1,000.00	1,081.00	0.19	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.98	0.19	0.96
S&P MidCap 400
Actual	1,000.00	1,112.00	0.21	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
S&P MidCap 400 Growth
Actual	$1,000.00	$1,115.90	0.26%	$1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
S&P MidCap 400 Value
Actual	1,000.00	1,106.40	0.26	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
S&P SmallCap 600
Actual	1,000.00	1,131.80	0.21	1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06
S&P SmallCap 600 Growth
Actual	1,000.00	1,117.20	0.26	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
S&P SmallCap 600 Value
Actual	1,000.00	1,144.90	0.26	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
S&P 1500
Actual	1,000.00	1,069.50	0.21	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$26,917,270	0.16%

		26,917,270	0.16
AEROSPACE & DEFENSE
Boeing Co. (The)	1,133,875	88,362,878	0.53
United Technologies Corp.	1,438,515	83,390,715	0.50
Other securities[1]		173,427,953	1.04

		345,181,546	2.07
AGRICULTURE
Altria Group Inc.	2,956,501	209,497,661	1.26
Other securities[1]		85,934,389	0.51

		295,432,050	1.77
AIRLINES
Other securities[1]		18,046,471	0.11

		18,046,471	0.11
APPAREL
Other securities[1]		60,527,493	0.36

		60,527,493	0.36
AUTO MANUFACTURERS
Other securities[1]		57,374,663	0.34

		57,374,663	0.34
AUTO PARTS & EQUIPMENT
Other securities[1]		25,767,233	0.15

		25,767,233	0.15
BANKS
Bank of America Corp.	6,580,034	299,654,748	1.80
U.S. Bancorp	2,551,234	77,812,637	0.47
Wachovia Corp.	2,298,599	128,836,474	0.77
Wells Fargo & Co.	2,374,169	151,638,174	0.91
Other securities[1]		421,165,192	2.53

		1,079,107,225	6.48
BEVERAGES
Coca-Cola Co. (The)	2,918,404	122,193,575	0.73
PepsiCo Inc.	2,347,068	135,637,060	0.82
Other securities[1]		83,248,698	0.50

		341,079,333	2.05
BIOTECHNOLOGY
Amgen Inc.[2]	1,655,557	120,441,772	0.72%
Other securities[1]		73,424,676	0.44

		193,866,448	1.16
BUILDING MATERIALS
Other securities[1]		42,307,039	0.25

		42,307,039	0.25
CHEMICALS
Other securities[1]		231,827,892	1.39

		231,827,892	1.39
COMMERCIAL SERVICES
Other securities[1]		142,063,389	0.85

		142,063,389	0.85
COMPUTERS
Dell Inc.[2]	3,334,141	99,224,036	0.60
Hewlett-Packard Co.	4,006,911	131,827,372	0.79
International Business Machines Corp.	2,220,350	183,112,264	1.10
Other securities[1]		231,875,896	1.39

		646,039,568	3.88
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	4,659,550	268,483,271	1.61
Other securities[1]		72,592,202	0.44

		341,075,473	2.05
DISTRIBUTION & WHOLESALE
Other securities[1]		18,898,521	0.11

		18,898,521	0.11
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,753,346	92,138,332	0.55
Citigroup Inc.	7,070,977	333,962,244	2.00
Goldman Sachs Group Inc. (The)	617,669	96,949,326	0.58
JP Morgan Chase & Co.	4,937,844	205,611,824	1.23
Merrill Lynch & Co. Inc.	1,300,934	102,461,562	0.62
Morgan Stanley	1,521,192	95,561,281	0.57
Other securities[1]		424,408,114	2.56

		1,351,092,683	8.11

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$483,464,549	2.90%

		483,464,549	2.90
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		61,070,549	0.37

		61,070,549	0.37
ELECTRONICS
Other securities[1]		87,804,380	0.53

		87,804,380	0.53
ENGINEERING & CONSTRUCTION
Other securities[1]		10,553,572	0.06

		10,553,572	0.06
ENTERTAINMENT
Other securities[1]		16,823,608	0.10

		16,823,608	0.10
ENVIRONMENTAL CONTROL
Other securities[1]		31,421,633	0.19

		31,421,633	0.19
FOOD
Other securities[1]		248,329,100	1.49

		248,329,100	1.49
FOREST PRODUCTS & PAPER
Other securities[1]		76,830,688	0.46

		76,830,688	0.46
GAS
Other securities[1]		39,338,829	0.24

		39,338,829	0.24
HAND & MACHINE TOOLS
Other securities[1]		17,873,322	0.11

		17,873,322	0.11
HEALTH CARE – PRODUCTS
Johnson & Johnson	4,216,079	249,676,198	1.50
Medtronic Inc.	1,709,927	86,778,795	0.52
Other securities[1]		211,606,456	1.27

		548,061,449	3.29
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	1,921,405	107,329,683	0.64
Other securities[1]		202,233,334	1.22

		309,563,017	1.86
HOME BUILDERS
Other securities[1]		54,018,952	0.32%

		54,018,952	0.32
HOME FURNISHINGS
Other securities[1]		21,596,662	0.13

		21,596,662	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		76,330,966	0.46

		76,330,966	0.46
HOUSEWARES
Other securities[1]		9,795,736	0.06

		9,795,736	0.06
INSURANCE
American International Group Inc.	3,677,096	243,019,275	1.46
Other securities[1]		568,527,899	3.41

		811,547,174	4.87
INTERNET
Google Inc. Class A2	251,375	98,036,250	0.59
Other securities[1]		179,574,768	1.08

		277,611,018	1.67
IRON & STEEL
Other securities[1]		39,919,936	0.24

		39,919,936	0.24
LEISURE TIME
Other securities[1]		58,792,560	0.35

		58,792,560	0.35
LODGING
Other securities[1]		68,693,508	0.41

		68,693,508	0.41
MACHINERY
Other securities[1]		119,749,080	0.72

		119,749,080	0.72
MANUFACTURING
General Electric Co.	14,766,450	513,577,131	3.08
3M Co.	1,069,561	80,955,072	0.49
Other securities[1]		305,763,184	1.83

		900,295,387	5.40

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	3,029,697	$79,256,874	0.48%
Time Warner Inc.	6,382,477	107,161,789	0.64
Other securities[1]		317,006,326	1.90

		503,424,989	3.02
MINING
Other securities[1]		109,390,210	0.66

		109,390,210	0.66
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		33,858,577	0.20

		33,858,577	0.20
OIL & GAS
Chevron Corp.	3,153,709	182,820,511	1.10
ConocoPhillips	1,950,288	123,160,687	0.74
Exxon Mobil Corp.	8,650,598	526,475,394	3.16
Other securities[1]		497,756,832	2.98

		1,330,213,424	7.98
OIL & GAS SERVICES
Schlumberger Ltd.	837,056	105,946,178	0.64
Other securities[1]		140,935,148	0.84

		246,881,326	1.48
PACKAGING & CONTAINERS
Other securities[1]		22,840,466	0.14

		22,840,466	0.14
PHARMACEUTICALS
Abbott Laboratories	2,179,711	92,572,326	0.56
Lilly (Eli) & Co.	1,600,800	88,524,240	0.53
Merck & Co. Inc.	3,098,294	109,152,898	0.65
Pfizer Inc.	10,423,706	259,758,754	1.56
Wyeth	1,904,107	92,387,272	0.55
Other securities[1]		361,491,027	2.17

		1,003,886,517	6.02
PIPELINES
Other securities[1]		45,035,644	0.27

		45,035,644	0.27
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		149,100,125	0.89

		149,100,125	0.89
RETAIL
Home Depot Inc.	3,009,391	127,297,239	0.76%
Wal-Mart Stores Inc.	3,538,951	167,180,045	1.00
Other securities[1]		696,350,027	4.19

		990,827,311	5.95
SAVINGS & LOANS
Other securities[1]		95,585,103	0.57

		95,585,103	0.57
SEMICONDUCTORS
Intel Corp.	8,334,212	161,267,002	0.97
Other securities[1]		331,932,520	1.99

		493,199,522	2.96
SOFTWARE
Microsoft Corp.	12,589,428	342,558,336	2.06
Other securities[1]		303,767,822	1.82

		646,326,158	3.88
TELECOMMUNICATIONS
AT&T Inc.	5,496,298	148,619,898	0.89
BellSouth Corp.	2,546,894	88,249,877	0.53
Cisco Systems Inc.[2]	8,713,251	188,816,149	1.13
Motorola Inc.	3,541,101	81,126,624	0.49
QUALCOMM Inc.	2,346,396	118,751,102	0.71
Sprint Nextel Corp.	4,203,611	108,621,308	0.65
Verizon Communications Inc.	4,146,313	141,223,421	0.85
Other securities[1]		186,986,166	1.13

		1,062,394,545	6.38
TEXTILES
Other securities[1]		8,318,572	0.05

		8,318,572	0.05
TOYS, GAMES & HOBBIES
Other securities[1]		15,304,674	0.09

		15,304,674	0.09
TRANSPORTATION
United Parcel Service Inc. Class B	1,547,165	122,813,958	0.74
Other securities[1]		181,710,032	1.09

		304,523,990	1.83

TOTAL COMMON STOCKS (Cost: $15,484,079,507)		16,647,201,125	99.89

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$381,942	0.00%

		381,942	0.00
COMMERCIAL PAPER[3]
Other securities[1]		3,283,231	0.02

		3,283,231	0.02
MEDIUM-TERM NOTES[3]
Other securities[1]		787,254	0.00

		787,254	0.00
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	16,559,827	16,559,827	0.10

		16,559,827	0.10
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		2,227,995	0.01

		2,227,995	0.01
TIME DEPOSITS[3]
Other securities[1]		874,948	0.01

		874,948	0.01
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		7,576,310	0.05

		7,576,310	0.05

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,691,507)		31,691,507	0.19

TOTAL INVESTMENTS IN SECURITIES (Cost: $15,515,771,014)		16,678,892,632	100.08
Other Assets, Less Liabilities		(13,478,625)	(0.08)

NET ASSETS		$16,665,414,007	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $2,227,995, due 4/3/06, with a total maturity value of $2,228,909 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $2,331,678, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$9,441,929	0.28%

		9,441,929	0.28
AEROSPACE & DEFENSE
Other securities[1]		40,396,875	1.18

		40,396,875	1.18
AGRICULTURE
Altria Group Inc.	746,200	52,875,732	1.55
Other securities[1]		8,796,440	0.26

		61,672,172	1.81
AIRLINES
Other securities[1]		3,232,587	0.09

		3,232,587	0.09
APPAREL
Other securities[1]		19,418,549	0.57

		19,418,549	0.57
AUTO PARTS & EQUIPMENT
Other securities[1]		1,477,988	0.04

		1,477,988	0.04
BANKS
Bank of America Corp.	616,083	28,056,420	0.82
Other securities[1]		28,982,088	0.85

		57,038,508	1.67
BEVERAGES
Anheuser-Busch Companies Inc.	447,729	19,149,369	0.56
Coca-Cola Co. (The)	653,423	27,358,821	0.80
PepsiCo Inc.	955,451	55,215,513	1.62
Other securities[1]		3,761,466	0.11

		105,485,169	3.09
BIOTECHNOLOGY
Amgen Inc.[2]	673,947	49,029,644	1.44
Other securities[1]		20,822,555	0.61

		69,852,199	2.05
BUILDING MATERIALS
Other securities[1]		5,158,707	0.15

		5,158,707	0.15
CHEMICALS
Other securities[1]		14,477,999	0.42%

		14,477,999	0.42
COMMERCIAL SERVICES
Other securities[1]		36,491,794	1.07

		36,491,794	1.07
COMPUTERS
Apple Computer Inc.[2]	255,404	16,018,939	0.47
Dell Inc.[2]	1,357,272	40,392,415	1.18
International Business Machines Corp.	903,863	74,541,582	2.18
Other securities[1]		24,869,356	0.73

		155,822,292	4.56
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	297,209	16,970,634	0.50
Procter & Gamble Co.	1,896,823	109,294,941	3.20
Other securities[1]		8,181,857	0.24

		134,447,432	3.94
DISTRIBUTION & WHOLESALE
Other securities[1]		1,262,715	0.04

		1,262,715	0.04
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	713,762	37,508,193	1.10
Federal Home Loan Mortgage Corp.	398,500	24,308,500	0.71
Other securities[1]		88,359,983	2.59

		150,176,676	4.40
ELECTRIC
Other securities[1]		23,335,491	0.68

		23,335,491	0.68
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		2,236,606	0.07

		2,236,606	0.07
ELECTRONICS
Other securities[1]		18,657,509	0.55

		18,657,509	0.55
ENTERTAINMENT
Other securities[1]		6,848,811	0.20

		6,848,811	0.20

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[1]		$5,846,880	0.17%

		5,846,880	0.17
FOOD
Other securities[1]		63,096,208	1.85

		63,096,208	1.85
FOREST PRODUCTS & PAPER
Other securities[1]		1,570,411	0.05

		1,570,411	0.05
HAND & MACHINE TOOLS
Other securities[1]		3,877,814	0.11

		3,877,814	0.11
HEALTH CARE – PRODUCTS
Johnson & Johnson	1,716,296	101,639,049	2.98
Medtronic Inc.	696,088	35,326,466	1.03
Other securities[1]		79,979,909	2.34

		216,945,424	6.35
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	782,168	43,691,904	1.28
Other securities[1]		35,987,562	1.05

		79,679,466	2.33
HOME BUILDERS
Other securities[1]		15,926,047	0.47

		15,926,047	0.47
HOME FURNISHINGS
Other securities[1]		4,732,714	0.14

		4,732,714	0.14
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		20,280,911	0.59

		20,280,911	0.59
INSURANCE
American International Group Inc.	868,189	57,378,611	1.68
Other securities[1]		55,552,028	1.63

		112,930,639	3.31
INTERNET
eBay Inc.[2]	665,228	25,983,806	0.76
Google Inc. Class A2	102,957	40,153,230	1.17
Yahoo! Inc.[2]	727,731	23,476,602	0.69
Other securities[1]		21,388,247	0.63

		111,001,885	3.25
IRON & STEEL
Other securities[1]		914,519	0.03%

		914,519	0.03
LEISURE TIME
Other securities[1]		15,507,936	0.45

		15,507,936	0.45
LODGING
Other securities[1]		19,037,377	0.56

		19,037,377	0.56
MACHINERY
Other securities[1]		3,160,876	0.09

		3,160,876	0.09
MANUFACTURING
General Electric Co.	2,885,365	100,352,995	2.94
3M Co.	261,242	19,773,407	0.58
Other securities[1]		21,292,291	0.62

		141,418,693	4.14
MEDIA
Time Warner Inc.	1,403,031	23,556,890	0.69
Other securities[1]		40,364,882	1.18

		63,921,772	1.87
MINING
Other securities[1]		12,130,286	0.35

		12,130,286	0.35
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,372,066	0.10

		3,372,066	0.10
OIL & GAS
Burlington Resources Inc.	220,352	20,252,552	0.59
Chevron Corp.	731,785	42,421,576	1.24
Devon Energy Corp.	254,827	15,587,768	0.46
Exxon Mobil Corp.	2,253,762	137,163,955	4.02
Valero Energy Corp.	358,617	21,438,124	0.63
Other securities[1]		94,895,449	2.78

		331,759,424	9.72
OIL & GAS SERVICES
Schlumberger Ltd.	136,303	17,251,871	0.51
Other securities[1]		31,975,995	0.93

		49,227,866	1.44

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[1]		$3,750,866	0.11%

		3,750,866	0.11
PHARMACEUTICALS
Abbott Laboratories	550,141	23,364,488	0.68
Cardinal Health Inc.	243,340	18,133,697	0.53
Gilead Sciences Inc.[2]	266,599	16,587,790	0.49
Lilly (Eli) & Co.	651,658	36,036,687	1.05
Merck & Co. Inc.	567,576	19,995,702	0.58
Pfizer Inc.	4,243,318	105,743,485	3.10
Schering-Plough Corp.	853,221	16,202,667	0.47
Wyeth	775,134	37,609,502	1.10
Other securities[1]		75,387,196	2.22

		349,061,214	10.22
PIPELINES
Other securities[1]		2,233,057	0.07

		2,233,057	0.07
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		13,212,044	0.39

		13,212,044	0.39
RETAIL
Home Depot Inc.	1,225,076	51,820,715	1.52
Lowe’s Companies Inc.	450,932	29,058,058	0.85
Starbucks Corp.[2]	440,236	16,570,483	0.49
Target Corp.	507,027	26,370,474	0.77
Walgreen Co.	583,671	25,173,730	0.74
Wal-Mart Stores Inc.	1,440,651	68,056,353	1.99
Other securities[1]		97,402,131	2.85

		314,451,944	9.21
SAVINGS & LOANS
Other securities[1]		10,026,997	0.29

		10,026,997	0.29
SEMICONDUCTORS
Intel Corp.	1,764,219	34,137,638	1.00
Other securities[1]		75,127,440	2.20

		109,265,078	3.20
SOFTWARE
First Data Corp.	442,394	20,712,887	0.61
Microsoft Corp.	5,124,942	139,449,672	4.08
Oracle Corp.[2]	2,173,172	29,750,725	0.87
Other securities[1]		57,896,533	1.70

		247,809,817	7.26
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	3,547,018	76,863,880	2.25%
QUALCOMM Inc.	563,555	28,521,519	0.84
Other securities [1]		32,459,443	0.95

		137,844,842	4.04
TEXTILES
Other securities [1]		3,386,543	0.10

		3,386,543	0.10
TRANSPORTATION
United Parcel Service Inc. Class B	409,385	32,496,981	0.95
Other securities [1]		9,104,997	0.27

		41,601,978	1.22

TOTAL COMMON STOCKS (Cost: $3,258,090,594)		3,425,915,602	100.34
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[3,4]	3,999,282	3,999,282	0.12

		3,999,282	0.12

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,999,282)		3,999,282	0.12

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,262,089,876)		3,429,914,884	100.46
SHORT POSITIONS[5]
COMMON STOCKS
ConocoPhillips	(158,961)	(10,038,387)	(0.29)
Whirlpool Corp.	(2,818)	(257,762)	(0.01)

		(10,296,149)	(0.30)

TOTAL SHORT POSITIONS (Proceeds: $10,293,002)		(10,296,149)	(0.30)
Other Assets, Less Liabilities		(5,334,196)	(0.16)

NET ASSETS		$3,414,284,539	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2006

[2]	Non-income earning security.

[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[4]	The rate quoted is the annualized seven-day yield of the fund at period end.

[5]	See Note 1.

See notes to the financial statements.

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,398,160	0.05%

		1,398,160	0.05
AEROSPACE & DEFENSE
Boeing Co. (The)	258,305	20,129,709	0.65
United Technologies Corp.	537,217	31,142,469	1.01
Other securities[1]		40,577,992	1.31

		91,850,170	2.97
AGRICULTURE
Altria Group Inc.	419,563	29,730,234	0.96
Other securities[1]		24,023,890	0.78

		53,754,124	1.74
AIRLINES
Other securities[1]		3,774,248	0.12

		3,774,248	0.12
APPAREL
Other securities[1]		4,790,501	0.16

		4,790,501	0.16
AUTO MANUFACTURERS
Other securities[1]		21,429,043	0.69

		21,429,043	0.69
AUTO PARTS & EQUIPMENT
Other securities[1]		8,269,953	0.27

		8,269,953	0.27
BANKS
Bank of America Corp.	1,892,141	86,168,101	2.79
Bank of New York Co. Inc. (The)	408,080	14,707,203	0.48
SunTrust Banks Inc.	196,161	14,272,674	0.46
U.S. Bancorp	952,767	29,059,394	0.94
Wachovia Corp.	858,417	48,114,273	1.56
Wells Fargo & Co.	886,638	56,629,569	1.83
Other securities[1]		101,721,335	3.29

		350,672,549	11.35
BEVERAGES
Coca-Cola Co. (The)	490,450	20,535,142	0.66
Other securities[1]		10,068,840	0.33

		30,603,982	0.99
BIOTECHNOLOGY
Other securities[1]		8,319,404	0.27%

		8,319,404	0.27
BUILDING MATERIALS
Other securities[1]		11,066,297	0.36

		11,066,297	0.36
CHEMICALS
Dow Chemical Co. (The)	511,822	20,779,973	0.67
Du Pont (E.I.) de Nemours and Co.	486,717	20,544,325	0.66
Other securities[1]		31,973,150	1.04

		73,297,448	2.37
COMMERCIAL SERVICES
Other securities[1]		19,578,418	0.63

		19,578,418	0.63
COMPUTERS
Hewlett-Packard Co.	1,496,391	49,231,264	1.59
Other securities[1]		49,088,682	1.59

		98,319,946	3.18
COSMETICS & PERSONAL CARE
Other securities[1]		4,032,379	0.13

		4,032,379	0.13
DISTRIBUTION & WHOLESALE
Other securities[1]		5,896,175	0.19

		5,896,175	0.19
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	2,640,668	124,718,750	4.04
Goldman Sachs Group Inc. (The)	230,671	36,206,120	1.17
JP Morgan Chase & Co.	1,844,047	76,786,117	2.49
Merrill Lynch & Co. Inc.	485,837	38,264,522	1.24
Morgan Stanley	568,092	35,687,539	1.16
Other securities[1]		55,136,279	1.78

		366,799,327	11.88
ELECTRIC
Duke Energy Corp.	490,282	14,291,720	0.46
Other securities[1]		144,840,780	4.69

		159,132,500	5.15

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	217,659	$18,202,822	0.59%
Other securities[1]		2,545,474	0.08

		20,748,296	0.67
ELECTRONICS
Other securities[1]		15,678,463	0.51

		15,678,463	0.51
ENGINEERING & CONSTRUCTION
Other securities[1]		3,941,395	0.13

		3,941,395	0.13
ENVIRONMENTAL CONTROL
Other securities[1]		6,371,180	0.21

		6,371,180	0.21
FOOD
Other securities[1]		34,874,266	1.13

		34,874,266	1.13
FOREST PRODUCTS & PAPER
Other securities[1]		27,255,754	0.88

		27,255,754	0.88
GAS
Other securities[1]		14,687,390	0.48

		14,687,390	0.48
HAND & MACHINE TOOLS
Other securities[1]		3,112,999	0.10

		3,112,999	0.10
HEALTH CARE – PRODUCTS
Other securities[1]		5,653,695	0.18

		5,653,695	0.18
HEALTH CARE – SERVICES
WellPoint Inc.[2]	349,176	27,036,698	0.88
Other securities[1]		15,473,509	0.50

		42,510,207	1.38
HOME BUILDERS
Other securities[1]		5,569,521	0.18

		5,569,521	0.18
HOME FURNISHINGS
Other securities[1]		3,988,252	0.13

		3,988,252	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		9,900,422	0.32%

		9,900,422	0.32
HOUSEWARES
Other securities[1]		3,658,369	0.12

		3,658,369	0.12
INSURANCE
Allstate Corp. (The)	341,233	17,781,652	0.58
American International Group Inc.	576,752	38,117,540	1.23
MetLife Inc.	401,004	19,396,563	0.63
St. Paul Travelers Companies Inc.	368,179	15,386,200	0.50
Other securities[1]		108,789,144	3.52

		199,471,099	6.46
INTERNET
Other securities[1]		2,065,999	0.07

		2,065,999	0.07
IRON & STEEL
Other securities[1]		14,065,476	0.46

		14,065,476	0.46
LEISURE TIME
Other securities[1]		7,726,692	0.25

		7,726,692	0.25
LODGING
Other securities[1]		8,190,032	0.27

		8,190,032	0.27
MACHINERY
Caterpillar Inc.	354,926	25,487,236	0.83
Other securities[1]		16,334,536	0.52

		41,821,772	1.35
MANUFACTURING
General Electric Co.	2,867,569	99,734,050	3.23
Honeywell International Inc.	439,441	18,794,892	0.61
Tyco International Ltd.	1,066,252	28,660,854	0.93
Other securities[1]		59,292,761	1.91

		206,482,557	6.68

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A2	1,131,449	$29,598,706	0.96%
News Corp. Class A	1,269,988	21,094,501	0.68
Time Warner Inc.	1,096,438	18,409,194	0.60
Walt Disney Co. (The)	1,018,875	28,416,424	0.92
Other securities[1]		31,842,412	1.03

		129,361,237	4.19
MINING
Other securities[1]		29,724,760	0.96

		29,724,760	0.96
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		9,548,039	0.31

		9,548,039	0.31
OIL & GAS
Chevron Corp.	506,438	29,358,211	0.95
ConocoPhillips	872,771	55,115,489	1.78
Exxon Mobil Corp.	1,163,010	70,780,789	2.29
Marathon Oil Corp.	194,063	14,781,779	0.48
Other securities[1]		31,636,340	1.03

		201,672,608	6.53
OIL & GAS SERVICES
Schlumberger Ltd.	187,562	23,739,722	0.77
Other securities[1]		23,299,703	0.75

		47,039,425	1.52
PACKAGING & CONTAINERS
Other securities[1]		5,082,732	0.16

		5,082,732	0.16
PHARMACEUTICALS
Bristol-Myers Squibb Co.	601,149	14,794,277	0.48
Merck & Co. Inc.	636,388	22,419,949	0.73
Other securities[1]		17,468,471	0.56

		54,682,697	1.77
PIPELINES
Other securities[1]		14,774,824	0.48

		14,774,824	0.48
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		43,593,602	1.41

		43,593,602	1.41
RETAIL
Other securities[1]		81,555,952	2.64%

		81,555,952	2.64
SAVINGS & LOANS
Washington Mutual Inc.	524,595	22,358,239	0.72
Other securities[1]		4,140,157	0.14

		26,498,396	0.86
SEMICONDUCTORS
Intel Corp.	1,493,969	28,908,300	0.94
Other securities[1]		55,046,079	1.78

		83,954,379	2.72
SOFTWARE
Other securities[1]		14,022,801	0.45

		14,022,801	0.45
TELECOMMUNICATIONS
AT&T Inc.	2,052,605	55,502,439	1.80
BellSouth Corp.	951,145	32,957,174	1.07
Motorola Inc.	912,481	20,904,940	0.68
QUALCOMM Inc.	359,272	18,182,756	0.59
Sprint Nextel Corp.	1,569,850	40,564,924	1.31
Verizon Communications Inc.	1,548,450	52,740,207	1.71
Other securities[1]		49,452,768	1.59

		270,305,208	8.75
TOYS, GAMES & HOBBIES
Other securities[1]		5,715,314	0.18

		5,715,314	0.18
TRANSPORTATION
Burlington Northern Santa Fe Corp.	197,318	16,442,509	0.53
United Parcel Service Inc. Class B	202,229	16,052,938	0.52
Other securities[1]		43,062,694	1.40

		75,558,141	2.45

TOTAL COMMON STOCKS (Cost: $2,819,196,095)		3,083,848,575	99.84

SUMMARY SCHEDULE OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$179,215	0.01%

		179,215	0.01
COMMERCIAL PAPER[3]
Other securities[1]		1,540,558	0.05

		1,540,558	0.05
MEDIUM-TERM NOTES[3]
Other securities[1]		369,395	0.01

		369,395	0.01
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	4,240,936	4,240,936	0.14

		4,240,936	0.14
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		1,045,419	0.03

		1,045,419	0.03
TIME DEPOSITS[3]
Other securities[1]		410,543	0.01

		410,543	0.01
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		3,554,957	0.12

		3,554,957	0.12

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,341,023)		11,341,023	0.37

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,830,537,118)		3,095,189,598	100.21
Other Assets, Less Liabilities		(6,465,938)	(0.21)

NET ASSETS		$3,088,723,660	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $1,045,419, due 4/3/06, with a total maturity value of $1,045,847 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $1,094,070, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$8,299,705	0.21%

		8,299,705	0.21
AEROSPACE & DEFENSE
Other securities[1]		18,936,173	0.49

		18,936,173	0.49
AGRICULTURE
Other securities[1]		3,203,366	0.08

		3,203,366	0.08
AIRLINES
Other securities[1]		9,447,679	0.24

		9,447,679	0.24
APPAREL
Other securities[1]		18,689,215	0.48

		18,689,215	0.48
AUTO PARTS & EQUIPMENT
Other securities[1]		20,013,644	0.52

		20,013,644	0.52
BANKS
Commerce Bancorp Inc.	581,723	21,320,148	0.55
Mercantile Bankshares Corp.	412,704	15,868,469	0.41
Other securities[1]		129,351,835	3.33

		166,540,452	4.29
BEVERAGES
Other securities[1]		5,003,472	0.13

		5,003,472	0.13
BIOTECHNOLOGY
Other securities[1]		70,537,388	1.82

		70,537,388	1.82
BUILDING MATERIALS
Martin Marietta Materials Inc.	153,414	16,419,900	0.42
Other securities[1]		8,918,291	0.23

		25,338,191	0.65
CHEMICALS
Other securities[1]		102,394,573	2.64%

		102,394,573	2.64
COAL
Arch Coal Inc.	238,658	18,123,689	0.47
Peabody Energy Corp.	885,542	44,640,172	1.15

		62,763,861	1.62
COMMERCIAL SERVICES
Manpower Inc.	294,422	16,835,050	0.43
Other securities[1]		160,370,510	4.14

		177,205,560	4.57
COMPUTERS
Cadence Design Systems Inc.[2]	950,047	17,566,369	0.45
Cognizant Technology Solutions Corp.[2]	462,733	27,527,986	0.71
SanDisk Corp.[2]	616,312	35,450,266	0.91
Other securities[1]		102,616,730	2.65

		183,161,351	4.72
DISTRIBUTION & WHOLESALE
Fastenal Co.	414,990	19,645,627	0.51
Other securities[1]		27,160,358	0.70

		46,805,985	1.21
DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	414,462	51,944,523	1.34
Other securities[1]		71,718,113	1.85

		123,662,636	3.19
ELECTRIC
Other securities[1]		191,827,969	4.94

		191,827,969	4.94
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		32,211,891	0.83

		32,211,891	0.83
ELECTRONICS
Other securities[1]		80,784,847	2.08

		80,784,847	2.08
ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[2]	195,682	16,973,457	0.44
Other securities[1]		8,269,677	0.21

		25,243,134	0.65

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$24,298,645	0.63%

		24,298,645	0.63
ENVIRONMENTAL CONTROL
Republic Services Inc.	405,522	17,238,740	0.44
Other securities[1]		13,687,439	0.36

		30,926,179	0.80
FOOD
Other securities[1]		31,211,866	0.80

		31,211,866	0.80
FOREST PRODUCTS & PAPER
Other securities[1]		29,421,500	0.76

		29,421,500	0.76
GAS
Other securities[1]		33,816,080	0.87

		33,816,080	0.87
HAND & MACHINE TOOLS
Other securities[1]		8,080,507	0.21

		8,080,507	0.21
HEALTH CARE – PRODUCTS
Varian Medical Systems Inc.[2]	442,475	24,849,396	0.64
Other securities[1]		119,294,442	3.07

		144,143,838	3.71
HEALTH CARE – SERVICES
Health Net Inc.[2]	384,971	19,564,226	0.51
Other securities[1]		67,970,229	1.75

		87,534,455	2.26
HOLDING COMPANIES – DIVERSIFIED
Leucadia National Corp.	275,297	16,424,219	0.42

		16,424,219	0.42
HOME BUILDERS
Other securities[1]		51,970,117	1.34

		51,970,117	1.34
HOME FURNISHINGS
Other securities[1]		4,200,940	0.11

		4,200,940	0.11
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		25,208,781	0.65

		25,208,781	0.65
INSURANCE
Berkley (W.R.) Corp.	377,346	21,908,709	0.57%
Everest Re Group Ltd.	217,235	20,283,232	0.52
Fidelity National Financial Inc.	581,318	20,654,229	0.53
Old Republic International Corp.	769,491	16,790,294	0.43
Radian Group Inc.	278,708	16,792,157	0.43
Other securities[1]		128,475,523	3.31

		224,904,144	5.79
INTERNET
Other securities[1]		48,299,983	1.24

		48,299,983	1.24
IRON & STEEL
Other securities[1]		7,405,704	0.19

		7,405,704	0.19
LEISURE TIME
Other securities[1]		3,818,434	0.10

		3,818,434	0.10
LODGING
Other securities[1]		7,335,786	0.19

		7,335,786	0.19
MACHINERY
Joy Global Inc.	412,111	24,631,874	0.64
Other securities[1]		45,464,134	1.17

		70,096,008	1.81
MANUFACTURING
Other securities[1]		108,244,707	2.79

		108,244,707	2.79
MEDIA
Other securities[1]		45,928,409	1.18

		45,928,409	1.18
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	448,915	26,665,551	0.69
Other securities[1]		13,902,188	0.35

		40,567,739	1.04
OFFICE FURNISHINGS
Other securities[1]		17,634,692	0.45

		17,634,692	0.45

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
OIL & GAS
ENSCO International Inc.	513,984	$26,444,477	0.68%
Newfield Exploration Co.[2]	430,602	18,042,224	0.46
Noble Energy Inc.	589,537	25,892,465	0.67
Patterson-UTI Energy Inc.	578,993	18,504,616	0.48
Pioneer Natural Resources Co.	431,030	19,073,078	0.49
Pride International Inc.[2]	542,675	16,920,607	0.44
Southwestern Energy Co.[2]	561,477	18,073,945	0.47
Other securities[1]		60,292,483	1.55

		203,243,895	5.24
OIL & GAS SERVICES
Cooper Cameron Corp.[2]	388,588	17,128,959	0.44
Grant Prideco Inc.[2]	437,675	18,749,997	0.48
Smith International Inc.	672,987	26,219,574	0.68
Other securities[1]		28,741,637	0.74

		90,840,167	2.34
PACKAGING & CONTAINERS
Other securities[1]		15,742,539	0.41

		15,742,539	0.41
PHARMACEUTICALS
Omnicare Inc.	401,415	22,073,811	0.57
Sepracor Inc.[2]	355,497	17,351,809	0.45
Other securities[1]		38,694,942	0.99

		78,120,562	2.01
PIPELINES
Questar Corp.	285,706	20,013,705	0.51
Other securities[1]		33,337,194	0.86

		53,350,899	1.37
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	293,495	15,927,974	0.41
Developers Diversified Realty Corp.	365,071	19,987,637	0.51
Macerich Co. (The)	239,345	17,699,563	0.46
Other securities[1]		88,934,837	2.29

		142,550,011	3.67
RETAIL
Abercrombie & Fitch Co. Class A	293,687	17,121,952	0.44
Chico’s FAS Inc.[2]	606,115	24,632,514	0.64
Michaels Stores Inc.	448,010	16,836,216	0.43
Williams-Sonoma Inc.[2]	386,847	16,402,313	0.42%
Other securities[1]		270,672,356	6.98

		345,665,351	8.91
SAVINGS & LOANS
Other securities[1]		46,030,287	1.19

		46,030,287	1.19
SEMICONDUCTORS
Lam Research Corp.[2]	468,586	20,149,198	0.52
MEMC Electronic Materials Inc.[2]	553,292	20,427,541	0.53
Microchip Technology Inc.	713,491	25,899,723	0.67
Other securities[1]		90,645,420	2.33

		157,121,882	4.05
SOFTWARE
Dun & Bradstreet Corp.[2]	224,331	17,201,701	0.44
Other securities[1]		77,163,872	1.99

		94,365,573	2.43
TELECOMMUNICATIONS
Harris Corp.	448,973	21,231,933	0.55
Other securities[1]		60,461,794	1.55

		81,693,727	2.10
TEXTILES
Other securities[1]		14,299,387	0.37

		14,299,387	0.37
TRANSPORTATION
CH Robinson Worldwide Inc.	572,302	28,094,305	0.72
Expeditors International Washington Inc.	357,008	30,841,921	0.80
Other securities[1]		44,074,419	1.13

		103,010,645	2.65
TRUCKING & LEASING
Other securities[1]		7,022,892	0.18

		7,022,892	0.18
WATER
Other securities[1]		12,007,641	0.31

		12,007,641	0.31

TOTAL COMMON STOCKS (Cost: $3,179,028,176)		3,878,609,283	99.93

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$1,758,978	0.05%

		1,758,978	0.05
COMMERCIAL PAPER[3]
Other securities[1]		15,120,464	0.39

		15,120,464	0.39
MEDIUM-TERM NOTES[3]
Other securities[1]		3,625,593	0.09

		3,625,593	0.09
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	2,298,874	2,298,874	0.06

		2,298,874	0.06
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		10,260,711	0.27

		10,260,711	0.27
TIME DEPOSITS[3]
Other securities[1]		4,029,449	0.10

		4,029,449	0.10
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		34,891,617	0.90

		34,891,617	0.90

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,985,686)		71,985,686	1.86

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,251,013,862)		3,950,594,969	101.79
Other Assets, Less Liabilities		(69,387,074)	(1.79)

NET ASSETS		$3,881,207,895	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $10,260,711, due 4/3/06, with a total maturity value of $10,264,919 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $10,738,214, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,594,558	0.33%

		6,594,558	0.33
AEROSPACE & DEFENSE
Other securities[1]		13,638,287	0.69

		13,638,287	0.69
AIRLINES
Other securities[1]		11,536,648	0.58

		11,536,648	0.58
APPAREL
Other securities[1]		14,696,175	0.74

		14,696,175	0.74
BANKS
Commerce Bancorp Inc.	612,758	22,457,581	1.13
Other securities[1]		40,283,868	2.02

		62,741,449	3.15
BEVERAGES
Other securities[1]		2,053,140	0.10

		2,053,140	0.10
BIOTECHNOLOGY
Invitrogen Corp.[2]	187,267	13,133,035	0.66
Other securities[1]		36,041,142	1.81

		49,174,177	2.47
BUILDING MATERIALS
Other securities[1]		12,818,234	0.64

		12,818,234	0.64
CHEMICALS
Other securities[1]		8,253,289	0.42

		8,253,289	0.42
COAL
Peabody Energy Corp.	336,116	16,943,608	0.85
Other securities[1]		8,970,033	0.45

		25,913,641	1.30
COMMERCIAL SERVICES
Career Education Corp.[2]	346,460	13,071,936	0.66
ChoicePoint Inc.[2]	311,775	13,951,931	0.70
Corporate Executive Board Co. (The)	139,321	14,057,489	0.71
Other securities[1]		71,373,806	3.58%

		112,455,162	5.65
COMPUTERS
Cognizant Technology Solutions Corp.[2]	487,627	29,008,930	1.46
DST Systems Inc.[2,3]	222,287	12,879,309	0.65
SanDisk Corp.[2]	649,683	37,369,766	1.88
Western Digital Corp.[2]	773,828	15,035,478	0.75
Other securities[1]		48,572,490	2.44

		142,865,973	7.18
DISTRIBUTION & WHOLESALE
CDW Corp.	221,033	13,007,792	0.65
Fastenal Co.	437,077	20,691,225	1.04

		33,699,017	1.69
DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	437,035	54,773,597	2.75
Other securities[1]		33,781,887	1.70

		88,555,484	4.45
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		18,994,721	0.95

		18,994,721	0.95
ELECTRONICS
Amphenol Corp. Class A	313,618	16,364,587	0.82
Other securities[1]		7,576,722	0.38

		23,941,309	1.20
ENGINEERING & CONSTRUCTION
Jacobs Engineering Group Inc.[2]	206,038	17,871,736	0.90
Other securities[1]		2,151,559	0.11

		20,023,295	1.01
ENTERTAINMENT
GTECH Holdings Corp.	446,184	15,192,565	0.77
Other securities[1]		7,623,738	0.38

		22,816,303	1.15
ENVIRONMENTAL CONTROL
Other securities[1]		20,846,496	1.05

		20,846,496	1.05
FOOD
Other securities[1]		8,513,147	0.43

		8,513,147	0.43

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
HEALTH CARE – PRODUCTS
DENTSPLY International Inc.	277,457	$16,134,125	0.81%
Intuitive Surgical Inc.[2]	125,171	14,770,178	0.74
Varian Medical Systems Inc.[2]	466,207	26,182,185	1.32
Other securities[1]		64,985,565	3.26

		122,072,053	6.13
HEALTH CARE – SERVICES
Health Net Inc.[2]	275,701	14,011,125	0.70
Lincare Holdings Inc.[2]	337,336	13,142,611	0.66
Other securities[1]		36,659,710	1.85

		63,813,446	3.21
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		7,262,054	0.37

		7,262,054	0.37
HOME BUILDERS
Toll Brothers Inc.[2]	415,098	14,374,844	0.72
Other securities[1]		36,641,831	1.84

		51,016,675	2.56
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		12,373,604	0.62

		12,373,604	0.62
INSURANCE
Berkley (W.R.) Corp.	242,472	14,077,924	0.71
Brown & Brown Inc.	392,399	13,027,647	0.65
Radian Group Inc.	293,438	17,679,639	0.89
Other securities[1]		34,808,945	1.75

		79,594,155	4.00
INTERNET
McAfee Inc.[2]	586,866	14,278,450	0.72
Other securities[1]		20,172,143	1.01

		34,450,593	1.73
LODGING
Other securities[1]		3,930,478	0.20

		3,930,478	0.20
MACHINERY
Other securities[1]		37,072,079	1.86

		37,072,079	1.86
MANUFACTURING
Other securities[1]		24,232,320	1.22%

		24,232,320	1.22
MEDIA
Other securities[1]		13,748,317	0.69

		13,748,317	0.69
METAL FABRICATE & HARDWARE
Other securities[1]		11,520,333	0.58

		11,520,333	0.58
OFFICE FURNISHINGS
Other securities[1]		7,773,537	0.39

		7,773,537	0.39
OIL & GAS
Denbury Resources Inc.[2]	406,987	12,889,278	0.65
ENSCO International Inc.	249,144	12,818,459	0.64
Newfield Exploration Co.[2]	453,441	18,999,178	0.95
Noble Energy Inc.	621,207	27,283,411	1.37
Patterson-UTI Energy Inc.	609,757	19,487,834	0.98
Pioneer Natural Resources Co.	453,932	20,086,491	1.01
Southwestern Energy Co.[2]	591,313	19,034,365	0.96
Other securities[1]		33,603,228	1.69

		164,202,244	8.25
OIL & GAS SERVICES
Grant Prideco Inc.[2]	460,930	19,746,241	0.99
Smith International Inc.	347,480	13,537,821	0.68
Other securities[1]		13,217,819	0.67

		46,501,881	2.34
PHARMACEUTICALS
Omnicare Inc.	274,859	15,114,496	0.76
Sepracor Inc.[2]	374,325	18,270,803	0.92
Other securities[1]		31,161,686	1.56

		64,546,985	3.24
PIPELINES
Other securities[1]		28,838,123	1.45

		28,838,123	1.45
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		10,730,056	0.54

		10,730,056	0.54

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
RETAIL
Abercrombie & Fitch Co. Class A	309,225	$18,027,817	0.91%
Advance Auto Parts Inc.	381,717	15,894,696	0.80
American Eagle Outfitters Inc.	464,194	13,860,833	0.70
Chico’s FAS Inc.[2]	638,603	25,952,826	1.30
PetSmart Inc.	495,358	13,939,374	0.70
Ross Stores Inc.	510,020	14,887,484	0.75
Williams-Sonoma Inc.[2]	407,279	17,268,630	0.87
Other securities[1]		129,211,622	6.48

		249,043,282	12.51
SAVINGS & LOANS
Other securities[1]		7,436,760	0.37

		7,436,760	0.37
SEMICONDUCTORS
Microchip Technology Inc.	473,628	17,192,696	0.86
Other securities[1]		49,452,094	2.49

		66,644,790	3.35
SOFTWARE
Activision Inc.[2]	975,810	13,456,420	0.68
Fidelity National Information Services Inc.	330,160	13,387,988	0.67
Other securities[1]		43,333,751	2.18

		70,178,159	3.53
TELECOMMUNICATIONS
Harris Corp.	279,029	13,195,281	0.66
Other securities[1]		17,998,605	0.91

		31,193,886	1.57
TEXTILES
Other securities[1]		9,934,130	0.50

		9,934,130	0.50
TRANSPORTATION
CH Robinson Worldwide Inc.	603,113	29,606,817	1.49
Expeditors International Washington Inc.	376,266	32,505,620	1.63
Other securities[1]		2,102,449	0.11

		64,214,886	3.23
WATER
Other securities[1]		6,441,638	0.32

		6,441,638	0.32

TOTAL COMMON STOCKS (Cost: $1,781,145,130)		1,988,896,969	99.94
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		960,278	0.05

		960,278	0.05
COMMERCIAL PAPER[4]
Other securities[1]		8,254,686	0.41

		8,254,686	0.41
MEDIUM-TERM NOTES[4]
Other securities[1]		1,979,315	0.10

		1,979,315	0.10
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	2,086,651	2,086,651	0.11

		2,086,651	0.11
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		5,601,615	0.28

		5,601,615	0.28
TIME DEPOSITS[4]
Other securities[1]		2,199,791	0.11

		2,199,791	0.11
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		19,048,332	0.96

		19,048,332	0.96

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,130,668)		40,130,668	2.02

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,821,275,798)		2,029,027,637	101.96
Other Assets, Less Liabilities		(39,008,439)	(1.96)

NET ASSETS		$1,990,019,198	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2006

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $5,601,615, due 4/3/06, with a total maturity value of $5,603,912 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $5,862,297, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$2,610,448	0.10%

		2,610,448	0.10
AEROSPACE & DEFENSE
Other securities[1]		7,818,637	0.30

		7,818,637	0.30
AGRICULTURE
Other securities[1]		4,184,169	0.16

		4,184,169	0.16
AIRLINES
Other securities[1]		5,246,352	0.20

		5,246,352	0.20
APPAREL
Other securities[1]		6,200,645	0.23

		6,200,645	0.23
AUTO PARTS & EQUIPMENT
BorgWarner Inc.	253,023	15,191,501	0.57
Other securities[1]		16,460,115	0.63

		31,651,616	1.20
BANKS
Associated Bancorp	601,793	20,448,926	0.78
Colonial BancGroup Inc. (The)	682,611	17,065,275	0.65
Mercantile Bankshares Corp.	544,678	20,942,869	0.79
Other securities[1]		82,505,603	3.12

		140,962,673	5.34
BEVERAGES
Other securities[1]		4,023,883	0.15

		4,023,883	0.15
BIOTECHNOLOGY
Other securities[1]		31,321,137	1.19

		31,321,137	1.19
BUILDING MATERIALS
Other securities[1]		17,350,281	0.66

		17,350,281	0.66
CHEMICALS
Lyondell Chemical Co.	906,621	18,041,758	0.68
Other securities[1]		106,503,595	4.04

		124,545,353	4.72
COAL
Peabody Energy Corp.	749,123	37,763,290	1.43%
Other securities[1]		12,681,373	0.48

		50,444,663	1.91
COMMERCIAL SERVICES
Manpower Inc.	388,611	22,220,777	0.84
Other securities[1]		70,145,430	2.66

		92,366,207	3.50
COMPUTERS
Cadence Design Systems Inc.[2]	739,951	13,681,694	0.52
Other securities[1]		48,800,008	1.85

		62,481,702	2.37
DISTRIBUTION& WHOLESALE
Other securities[1]		19,476,007	0.74

		19,476,007	0.74
DIVERSIFIED FINANCIAL SERVICES
Edwards (A.G.) Inc.	334,977	16,701,953	0.63
Other securities[1]		35,509,541	1.35

		52,211,494	1.98
ELECTRIC
Alliant Energy Corp.	518,511	16,317,541	0.62
DPL Inc.	559,856	15,116,112	0.57
Energy East Corp.	653,303	15,875,263	0.60
MDU Resources Group Inc.	530,650	17,750,243	0.67
NSTAR	472,495	13,518,082	0.51
Pepco Holdings Inc.	840,486	19,154,676	0.73
SCANA Corp.	506,447	19,872,980	0.75
Wisconsin Energy Corp.	517,498	20,694,745	0.79
Other securities[1]		114,546,198	4.35

		252,845,840	9.59
ELECTRICAL COMPONENTS & EQUIPMENT
Hubbell Inc. Class B	267,935	13,734,348	0.52
Other securities[1]		4,917,725	0.19

		18,652,073	0.71
ELECTRONICS
Arrow Electronics Inc.[2]	533,667	17,221,434	0.65
Avnet Inc.[2]	647,119	16,423,880	0.62
Other securities[1]		42,783,654	1.63

		76,428,968	2.90

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$8,188,085	0.31%

		8,188,085	0.31
ENTERTAINMENT
Other securities[1]		3,407,501	0.13

		3,407,501	0.13
ENVIRONMENTAL CONTROL
Other securities[1]		14,666,441	0.56

		14,666,441	0.56
FOOD
Other securities[1]		30,385,615	1.15

		30,385,615	1.15
FOREST PRODUCTS & PAPER
Rayonier Inc.	337,773	15,399,071	0.58
Other securities[1]		23,322,141	0.89

		38,721,212	1.47
GAS
ONEOK Inc.	518,657	16,726,688	0.63
Other securities[1]		27,868,268	1.06

		44,594,956	1.69
HAND & MACHINE TOOLS
Other securities[1]		10,641,111	0.40

		10,641,111	0.40
HEALTH CARE – PRODUCTS
Hillenbrand Industries Inc.	271,288	14,918,127	0.57
Other securities[1]		22,178,605	0.84

		37,096,732	1.41
HEALTH CARE – SERVICES
Triad Hospitals Inc.[2]	381,056	15,966,246	0.61
Other securities[1]		19,437,797	0.73

		35,404,043	1.34
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		12,572,927	0.48

		12,572,927	0.48
HOME BUILDERS
Other securities[1]		4,543,812	0.17

		4,543,812	0.17
HOME FURNISHINGS
Other securities[1]		5,514,260	0.21%

		5,514,260	0.21
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		17,662,188	0.67

		17,662,188	0.67
INSURANCE
First American Corp.	423,400	16,580,344	0.63
HCC Insurance Holdings Inc.	468,036	16,287,653	0.62
Old Republic International Corp.	1,015,686	22,162,269	0.84
Protective Life Corp.	308,307	15,335,190	0.58
Other securities[1]		126,540,477	4.80

		196,905,933	7.47
INTERNET
Other securities[1]		20,467,261	0.78

		20,467,261	0.78
IRON & STEEL
Other securities[1]		9,748,143	0.37

		9,748,143	0.37
LEISURE TIME
Other securities[1]		4,999,283	0.19

		4,999,283	0.19
LODGING
Other securities[1]		4,731,316	0.18

		4,731,316	0.18
MACHINERY
Joy Global Inc.	332,057	19,847,047	0.75
Other securities[1]		26,105,549	0.99

		45,952,596	1.74
MANUFACTURING
Harsco Corp.	185,073	15,290,731	0.58
SPX Corp.	291,129	15,552,111	0.59
Other securities[1]		81,494,103	3.09

		112,336,945	4.26
MEDIA
Other securities[1]		43,203,397	1.64

		43,203,397	1.64

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Precision Castparts Corp.	349,895	$20,783,763	0.79%
Other securities[1]		18,324,240	0.69

		39,108,003	1.48
OFFICE FURNISHINGS
Other securities[1]		13,513,972	0.51

		13,513,972	0.51
OIL & GAS
ENSCO International Inc.	366,670	18,865,172	0.71
Pride International Inc.[2]	716,355	22,335,949	0.85
Other securities[1]		21,194,565	0.81

		62,395,686	2.37
OIL & GAS SERVICES
Smith International Inc.	453,412	17,664,932	0.67
Tidewater Inc.	267,590	14,778,996	0.56
Other securities[1]		29,137,071	1.10

		61,580,999	2.33
PACKAGING & CONTAINERS
Sonoco Products Co.	436,521	14,784,966	0.56
Other securities[1]		5,969,870	0.23

		20,754,836	0.79
PHARMACEUTICALS
Other securities[1]		22,132,067	0.84

		22,132,067	0.84
PIPELINES
Other securities[1]		34,242,489	1.30

		34,242,489	1.30
REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	387,355	21,021,756	0.80
Developers Diversified Realty Corp.	482,041	26,391,745	1.00
Hospitality Properties Trust	318,163	13,894,178	0.53
Liberty Property Trust	390,363	18,409,519	0.70
Macerich Co. (The)	208,536	15,421,237	0.58
Regency Centers Corp.	301,702	20,271,357	0.77
United Dominion Realty Trust Inc.	594,056	16,954,358	0.64
Other securities[1]		42,221,229	1.60

		174,585,379	6.62
RETAIL
Foot Locker Inc.	690,357	16,485,725	0.62%
Other securities[1]		126,980,070	4.82

		143,465,795	5.44
SAVINGS & LOANS
New York Community Bancorp Inc.[3]	1,061,458	18,596,744	0.71
Other securities[1]		32,783,541	1.24

		51,380,285	1.95
SEMICONDUCTORS
Intersil Corp. Class A	629,070	18,192,704	0.69
Lam Research Corp.[2]	340,312	14,633,416	0.55
MEMC Electronic Materials Inc.[2]	489,524	18,073,226	0.68
Other securities[1]		72,640,942	2.76

		123,540,288	4.68
SOFTWARE
Other securities[1]		36,369,456	1.38

		36,369,456	1.38
TELECOMMUNICATIONS
Telephone & Data Systems Inc.	453,943	17,903,512	0.68
Other securities[1]		53,577,835	2.03

		71,481,347	2.71
TEXTILES
Other securities[1]		6,415,868	0.24

		6,415,868	0.24
TRANSPORTATION
Other securities[1]		55,375,115	2.10

		55,375,115	2.10
TRUCKING & LEASING
Other securities[1]		9,272,826	0.35

		9,272,826	0.35
WATER
Other securities[1]		7,759,332	0.29

		7,759,332	0.29

TOTAL COMMON STOCKS (Cost: $2,349,585,277)		2,635,939,648	99.95

SUMMARY SCHEDULE OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$1,808,424	0.07%

		1,808,424	0.07
COMMERCIAL PAPER[4]
Other securities[1]		15,545,505	0.59

		15,545,505	0.59
MEDIUM-TERM NOTES[4]
Other securities[1]		3,727,510	0.14

		3,727,510	0.14
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	1,204,534	1,204,534	0.04

		1,204,534	0.04
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		10,549,146	0.40

		10,549,146	0.40
TIME DEPOSITS[4]
Other securities[1]		4,142,720	0.16

		4,142,720	0.16
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		35,872,449	1.36

		35,872,449	1.36

TOTAL SHORT – TERM INVESTMENTS (Cost: $72,850,288)		72,850,288	2.76

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,422,435,565)		2,708,789,936	102.71
Other Assets, Less Liabilities		(71,411,185)	(2.71)

NET ASSETS		$2,637,378,751	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $10,549,146, due 4/3/06, with a total maturity value of $10,553,473 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $11,040,071, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALL CAP 600 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$16,412,090	0.33%

		16,412,090	0.33
AEROSPACE & DEFENSE
Other securities[1]		91,029,888	1.83

		91,029,888	1.83
AGRICULTURE
Other securities[1]		12,807,064	0.26

		12,807,064	0.26
AIRLINES
Other securities[1]		20,242,636	0.41

		20,242,636	0.41
APPAREL
Other securities[1]		73,321,740	1.48

		73,321,740	1.48
AUTO MANUFACTURERS
Oshkosh Truck Corp.	627,909	39,081,056	0.79
Other securities[1]		10,104,945	0.20

		49,186,001	0.99
AUTO PARTS & EQUIPMENT
Other securities[1]		4,666,587	0.09

		4,666,587	0.09
BANKS
East West Bancorp Inc.	510,195	19,668,017	0.40
Whitney Holding Corp.	540,262	19,157,691	0.39
Other securities[1]		237,316,474	4.77

		276,142,182	5.56
BEVERAGES
Other securities[1]		17,187,121	0.35

		17,187,121	0.35
BIOTECHNOLOGY
Other securities[1]		25,296,898	0.51

		25,296,898	0.51
BUILDING MATERIALS
Other securities[1]		72,995,139	1.47

		72,995,139	1.47
CHEMICALS
Other securities[1]		65,004,788	1.31

		65,004,788	1.31
COAL
Massey Energy Co.	656,130	23,666,609	0.48%

		23,666,609	0.48
COMMERCIAL SERVICES
Other securities[1]		192,316,403	3.87

		192,316,403	3.87
COMPUTERS
CACI International Inc. Class A2	257,613	16,938,055	0.34
Other securities[1]		100,095,710	2.02

		117,033,765	2.36
DISTRIBUTION & WHOLESALE
SCP Pool Corp.	448,797	21,053,067	0.42
Other securities[1]		76,005,113	1.53

		97,058,180	1.95
DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[2]	360,340	17,944,932	0.36
Other securities[1]		38,811,114	0.78

		56,756,046	1.14
ELECTRIC
Other securities[1]		61,771,885	1.24

		61,771,885	1.24
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		42,377,569	0.85

		42,377,569	0.85
ELECTRONICS
FLIR Systems Inc.[2,3]	589,425	16,745,564	0.34
Trimble Navigation Ltd.[2]	463,577	20,884,144	0.42
Other securities[1]		179,784,429	3.62

		217,414,137	4.38
ENERGY – ALTERNATE SOURCES
Other securities[1]		14,309,399	0.29

		14,309,399	0.29
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[2]	676,370	20,561,648	0.41
Other securities[1]		34,124,247	0.69

		54,685,895	1.10
ENTERTAINMENT
Other securities[1]		21,898,910	0.44

		21,898,910	0.44

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL CAP 600 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[1]		$37,824,324	0.76%

		37,824,324	0.76
FOOD
Corn Products International Inc.	631,160	18,663,401	0.37
Other securities[1]		81,901,487	1.65

		100,564,888	2.02
FOREST PRODUCTS & PAPER
Other securities[1]		29,888,154	0.60

		29,888,154	0.60
GAS
Atmos Energy Corp.	690,480	18,180,338	0.37
Energen Corp.	625,191	21,881,685	0.44
Southern Union Co.	834,653	20,724,434	0.42
UGI Corp.	896,515	18,889,571	0.38
Other securities[1]		58,986,346	1.18

		138,662,374	2.79
HAND & MACHINE TOOLS
Other securities[1]		19,179,858	0.39

		19,179,858	0.39
HEALTH CARE – PRODUCTS
Cooper Companies Inc.	379,672	20,513,678	0.41
Hologic Inc.[2]	386,911	21,415,524	0.43
IDEXX Laboratories Inc.[2]	271,731	23,466,689	0.47
ResMed Inc.[2]	641,100	28,195,578	0.57
Respironics Inc.[2]	618,483	24,065,174	0.48
Other securities[1]		172,089,848	3.47

		289,746,491	5.83
HEALTH CARE – SERVICES
Pediatrix Medical Group Inc.[2]	205,824	21,125,775	0.42
Sierra Health Services Inc.[2]	442,195	17,997,336	0.36
Other securities[1]		98,320,508	1.99

		137,443,619	2.77
HOME BUILDERS
NVR Inc.[2]	41,214	30,455,085	0.61
Standard-Pacific Corp.	585,462	19,683,232	0.40
Other securities[1]		46,817,748	0.94

		96,956,065	1.95
HOME FURNISHINGS
Other securities[1]		23,218,191	0.47%

		23,218,191	0.47
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		39,676,036	0.80

		39,676,036	0.80
HOUSEWARES
Toro Co.	369,657	17,651,122	0.35
Other securities[1]		2,821,511	0.06

		20,472,633	0.41
INSURANCE
Other securities[1]		141,117,492	2.84

		141,117,492	2.84
INTERNET
Other securities[1]		68,353,195	1.38

		68,353,195	1.38
IRON & STEEL
Carpenter Technology Corp.	187,877	17,758,134	0.36
Reliance Steel & Aluminum Co.	268,102	25,180,140	0.51
Other securities[1]		38,397,284	0.77

		81,335,558	1.64
LEISURE TIME
Polaris Industries Inc.	354,547	19,344,084	0.39
Other securities[1]		25,299,690	0.51

		44,643,774	0.90
LODGING
Other securities[1]		16,632,809	0.33

		16,632,809	0.33
MACHINERY
IDEX Corp.	451,701	23,565,241	0.47
JLG Industries Inc.	900,082	27,713,525	0.56
Manitowoc Co. Inc. (The)	259,335	23,638,385	0.48
Other securities[1]		82,834,393	1.67

		157,751,544	3.18
MANUFACTURING
Other securities[1]		99,561,653	2.00

		99,561,653	2.00

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[1]		$4,605,416	0.09%

		4,605,416	0.09
METAL FABRICATE & HARDWARE
Commercial Metals Co.	499,197	26,702,048	0.54
Other securities[1]		54,416,798	1.09

		81,118,846	1.63
MINING
Other securities[1]		27,695,150	0.56

		27,695,150	0.56
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		7,547,917	0.15

		7,547,917	0.15
OFFICE FURNISHINGS
Other securities[1]		5,643,760	0.11

		5,643,760	0.11
OIL & GAS
Cabot Oil & Gas Corp.	414,706	19,876,859	0.40
Cimarex Energy Co.	706,605	30,567,732	0.62
Frontier Oil Corp.	479,404	28,452,627	0.57
St. Mary Land & Exploration Co.	482,577	19,703,619	0.40
Unit Corp.[2]	394,605	21,999,229	0.44
Other securities[1]		57,224,976	1.15

		177,825,042	3.58
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[2]	663,166	25,133,991	0.51
Maverick Tube Corp.[2]	367,727	19,485,854	0.39
Other securities[1]		120,820,851	2.43

		165,440,696	3.33
PACKAGING & CONTAINERS
Other securities[1]		2,349,662	0.05

		2,349,662	0.05
PHARMACEUTICALS
Other securities[1]		53,969,652	1.09

		53,969,652	1.09
REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	385,449	19,322,558	0.39
Essex Property Trust Inc.	194,970	21,199,088	0.43
Kilroy Realty Corp.	254,011	19,624,890	0.39%
New Century Financial Corp.	482,023	22,182,698	0.45
Shurgard Storage Centers Inc. Class A	400,256	26,669,057	0.54
Other securities[1]		74,566,918	1.50

		183,565,209	3.70
RETAIL
Panera Bread Co. Class A2,3	267,116	20,081,781	0.40
Sonic Corp.[2]	493,005	17,319,266	0.35
Tractor Supply Co.[2]	285,247	18,923,286	0.38
Other securities[1]		352,455,111	7.10

		408,779,444	8.23
SAVINGS & LOANS
Other securities[1]		90,044,532	1.81

		90,044,532	1.81
SEMICONDUCTORS
Other securities[1]		134,421,590	2.71

		134,421,590	2.71
SOFTWARE
Cerner Corp.[2]	528,264	25,066,127	0.51
Global Payments Inc.	567,703	30,093,936	0.61
Other securities[1]		175,226,007	3.52

		230,386,070	4.64
STORAGE & WAREHOUSING
Other securities[1]		9,065,620	0.18

		9,065,620	0.18
TELECOMMUNICATIONS
Other securities[1]		86,440,240	1.74

		86,440,240	1.74
TEXTILES
Other securities[1]		9,285,429	0.19

		9,285,429	0.19
TOYS, GAMES & HOBBIES
Other securities[1]		7,695,303	0.16

		7,695,303	0.16
TRANSPORTATION
Landstar System Inc.	503,103	22,196,904	0.45
Other securities[1]		100,330,412	2.02

		122,527,316	2.47

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
WATER
Other securities[1]		$5,344,647	0.11%

		5,344,647	0.11

TOTAL COMMON STOCKS (Cost: $4,755,914,528)		4,980,361,131	100.28
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		5,380,543	0.11

		5,380,543	0.11
COMMERCIAL PAPER[4]
Other securities[1]		46,252,004	0.93

		46,252,004	0.93
MEDIUM-TERM NOTES[4]
Other securities[1]		11,090,332	0.22

		11,090,332	0.22
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	3,629,027	3,629,027	0.07

		3,629,027	0.07
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		31,386,507	0.63

		31,386,507	0.63
TIME DEPOSITS[4]
Other securities[1]		12,325,690	0.25

		12,325,690	0.25
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		106,730,046	2.15

		106,730,046	2.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $216,794,149)		216,794,149	4.36

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,972,708,677)		5,197,155,280	104.64
Other Assets, Less Liabilities		(230,561,510)	(4.64)

NET ASSETS		$4,966,593,770	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $31,386,507, due 4/3/06, with a total maturity value of $31,399,383 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $32,847,140, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,907,898	0.47%

		6,907,898	0.47
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	114,947	7,609,491	0.51
Other securities[1]		18,577,222	1.26

		26,186,713	1.77
AGRICULTURE
Other securities[1]		5,691,946	0.38

		5,691,946	0.38
AIRLINES
Other securities[1]		6,348,619	0.43

		6,348,619	0.43
APPAREL
Other securities[1]		16,785,597	1.14

		16,785,597	1.14
AUTO MANUFACTURERS
Oshkosh Truck Corp.	209,561	13,043,077	0.88
Other securities[1]		3,011,958	0.21

		16,055,035	1.09
BANKS
East West Bancorp Inc.	315,289	12,154,391	0.82
Fremont General Corp.	344,888	7,435,785	0.50
UCBH Holdings Inc.	491,114	9,291,877	0.63
Other securities[1]		42,261,539	2.87

		71,143,592	4.82
BEVERAGES
Hansen Natural Corp.[2,3]	66,638	8,399,720	0.57
Other securities[1]		2,218,560	0.15

		10,618,280	0.72
BIOTECHNOLOGY
Other securities[1]		6,160,712	0.42

		6,160,712	0.42
BUILDING MATERIALS
Simpson Manufacturing Co. Inc.	193,862	8,394,225	0.57
Other securities[1]		5,155,870	0.35

		13,550,095	0.92
CHEMICALS
Other securities[1]		3,554,361	0.24%

		3,554,361	0.24
COAL
Other securities[1]		5,557,918	0.38

		5,557,918	0.38
COMMERCIAL SERVICES
Other securities[1]		45,547,566	3.08

		45,547,566	3.08
COMPUTERS
CACI International Inc. Class A2	159,163	10,464,967	0.71
FactSet Research Systems Inc.	178,630	7,922,241	0.54
Komag Inc.[2]	159,045	7,570,542	0.51
Other securities[1]		27,484,167	1.86

		53,441,917	3.62
DISTRIBUTION & WHOLESALE
SCP Pool Corp.	277,365	13,011,192	0.88
Other securities[1]		14,073,517	0.95

		27,084,709	1.83
DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[2]	222,653	11,088,119	0.75
Other securities[1]		9,285,491	0.63

		20,373,610	1.38
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		7,736,042	0.52

		7,736,042	0.52
ELECTRONICS
FLIR Systems Inc.[2,3]	364,163	10,345,871	0.70
Trimble Navigation Ltd.[2]	174,757	7,872,803	0.53
Other securities[1]		37,200,137	2.52

		55,418,811	3.75
ENERGY – ALTERNATE SOURCES
Headwaters Inc.[2,3]	222,129	8,838,513	0.60

		8,838,513	0.60
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[2]	242,436	7,370,054	0.50
Other securities[1]		5,824,548	0.39

		13,194,602	0.89

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$6,542,707	0.44%

		6,542,707	0.44
ENVIRONMENTAL CONTROL
Waste Connections Inc.[2]	244,548	9,735,456	0.66
Other securities[1]		2,764,251	0.19

		12,499,707	0.85
FOOD
Other securities[1]		13,134,407	0.89

		13,134,407	0.89
FOREST PRODUCTS & PAPER
Other securities[1]		1,461,490	0.10

		1,461,490	0.10
GAS
Other securities[1]		10,660,583	0.72

		10,660,583	0.72
HEALTH CARE – PRODUCTS
American Medical Systems Holdings Inc.[2]	367,444	8,267,490	0.56
Cooper Companies Inc.	234,643	12,677,761	0.86
IDEXX Laboratories Inc.[2]	167,937	14,503,039	0.98
Mentor Corp.	201,670	9,137,668	0.62
ResMed Inc.[2]	396,224	17,425,931	1.18
Respironics Inc.[2]	382,240	14,872,958	1.01
Sybron Dental Specialties Inc.[2]	213,493	8,804,451	0.60
Other securities[1]		64,682,023	4.38

		150,371,321	10.19
HEALTH CARE – SERVICES
Healthways Inc.[2]	180,684	9,204,043	0.62
Pediatrix Medical Group Inc.[2]	127,202	13,056,013	0.88
Sierra Health Services Inc.[2]	273,235	11,120,665	0.75
Sunrise Senior Living Inc.[2]	218,980	8,533,651	0.58
United Surgical Partners International Inc.[2,3]	233,701	8,275,352	0.56
Other securities[1]		24,519,682	1.67

		74,709,406	5.06
HOME BUILDERS
NVR Inc.[2]	25,472	18,822,534	1.27%
Other securities[1]		15,596,051	1.06

		34,418,585	2.33
HOME FURNISHINGS
Other securities[1]		2,996,110	0.20

		2,996,110	0.20
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		14,883,041	1.01

		14,883,041	1.01
HOUSEWARES
Other securities[1]		7,198,074	0.49

		7,198,074	0.49
INSURANCE
Hilb, Rogal & Hobbs Co.	190,668	7,859,335	0.53
Philadelphia Consolidated Holding Corp.[2]	291,730	9,959,662	0.67
Other securities[1]		15,007,680	1.02

		32,826,677	2.22
INTERNET
Other securities[1]		35,568,697	2.41

		35,568,697	2.41
IRON & STEEL
Other securities[1]		5,052,524	0.34

		5,052,524	0.34
LEISURE TIME
Polaris Industries Inc.	219,094	11,953,769	0.81
Other securities[1]		6,939,883	0.47

		18,893,652	1.28
LODGING
Other securities[1]		4,370,277	0.30

		4,370,277	0.30
MACHINERY
JLG Industries Inc.	250,322	7,707,414	0.52
Manitowoc Co. Inc. (The)	81,740	7,450,601	0.51
Other securities[1]		16,351,294	1.10

		31,509,309	2.13

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[1]		$19,151,688	1.30%

		19,151,688	1.30
MEDIA
Other securities[1]		633,434	0.04

		633,434	0.04
METAL FABRICATE & HARDWARE
Other securities[1]		3,183,464	0.22

		3,183,464	0.22
MINING
Other securities[1]		4,202,142	0.28

		4,202,142	0.28
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		2,942,197	0.20

		2,942,197	0.20
OIL & GAS
Cabot Oil & Gas Corp.	256,292	12,284,076	0.83
Cimarex Energy Co.	436,711	18,892,118	1.28
Frontier Oil Corp.	296,290	17,584,812	1.19
St. Mary Land & Exploration Co.	298,228	12,176,649	0.83
Unit Corp.[2]	243,876	13,596,087	0.92
Other securities[1]		31,499,731	2.13

		106,033,473	7.18
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[2]	409,857	15,533,580	1.05
Hydril Co. LP2	103,717	8,084,740	0.55
Other securities[1]		37,460,645	2.54

		61,078,965	4.14
PHARMACEUTICALS
Other securities[1]		24,494,944	1.66

		24,494,944	1.66
REAL ESTATE INVESTMENT TRUSTS
New Century Financial Corp.[3]	166,822	7,677,148	0.52
Other securities[1]		12,994,832	0.88

		20,671,980	1.40
RETAIL
Panera Bread Co. Class A2,3	165,074	12,410,263	0.84%
Sonic Corp.[2]	304,612	10,701,020	0.72
Tractor Supply Co.[2]	176,263	11,693,287	0.79
Other securities[1]		109,152,302	7.40

		143,956,872	9.75
SAVINGS & LOANS
Other securities[1]		23,563,183	1.60

		23,563,183	1.60
SEMICONDUCTORS
Other securities[1]		26,240,836	1.78

		26,240,836	1.78
SOFTWARE
ANSYS Inc.[2]	169,570	9,182,216	0.62
Cerner Corp.[2]	326,484	15,491,666	1.05
Global Payments Inc.	350,862	18,599,195	1.26
Other securities[1]		55,453,900	3.76

		98,726,977	6.69
STORAGE & WAREHOUSING
Other securities[1]		3,589,936	0.24

		3,589,936	0.24
TELECOMMUNICATIONS
Other securities[1]		19,142,110	1.30

		19,142,110	1.30
TEXTILES
Other securities[1]		1,943,908	0.13

		1,943,908	0.13
TRANSPORTATION
Landstar System Inc.	310,930	13,718,232	0.93
Other securities[1]		26,529,828	1.80

		40,248,060	2.73

TOTAL COMMON STOCKS (Cost: $1,191,466,943)		1,477,097,272	100.05

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL CAP 600 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		$2,456,295	0.17%

		2,456,295	0.17
COMMERCIAL PAPER[4]
Other securities[1]		21,114,705	1.43

		21,114,705	1.43
MEDIUM-TERM NOTES[4]
Other securities[1]		5,062,895	0.34

		5,062,895	0.34
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	1,190,052	1,190,052	0.08

		1,190,052	0.08
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		14,328,388	0.97

		14,328,388	0.97
TIME DEPOSITS[4]
Other securities[1]		5,626,853	0.38

		5,626,853	0.38
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		48,723,791	3.30

		48,723,791	3.30

TOTAL SHORT-TERM INVESTMENTS (Cost: $98,502,979)		98,502,979	6.67

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,289,969,922)		1,575,600,251	106.72
Other Assets, Less Liabilities		(99,281,809)	(6.72)

NET ASSETS		$1,476,318,442	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $14,328,388, due 4/3/06, with a total maturity value of $14,334,267 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $14,995,190, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALL CAP 600 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$3,786,681	0.20%

		3,786,681	0.20
AEROSPACE & DEFENSE
Other securities[1]		35,089,098	1.89

		35,089,098	1.89
AGRICULTURE
Other securities[1]		2,604,352	0.14

		2,604,352	0.14
AIRLINES
Other securities[1]		7,196,153	0.39

		7,196,153	0.39
APPAREL
Other securities[1]		33,306,680	1.79

		33,306,680	1.79
AUTO MANUFACTURERS
Oshkosh Truck Corp.	208,291	12,964,032	0.70
Other securities[1]		3,784,534	0.20

		16,748,566	0.90
AUTO PARTS & EQUIPMENT
Other securities[1]		3,367,840	0.18

		3,367,840	0.18
BANKS
Chittenden Corp.	288,488	8,357,497	0.45
South Financial Group Inc. (The)	459,280	12,010,172	0.65
United Bancshares Inc.	228,181	8,732,487	0.47
Whitney Holding Corp.	389,545	13,813,266	0.74
Other securities[1]		73,019,868	3.92

		115,933,290	6.23
BIOTECHNOLOGY
Other securities[1]		11,070,659	0.59

		11,070,659	0.59
BUILDING MATERIALS
Lennox International Inc.	348,875	10,417,408	0.56
Texas Industries Inc.	141,965	8,587,463	0.46
Other securities[1]		17,816,830	0.96

		36,821,701	1.98
CHEMICALS
Fuller (H.B.) Co.	179,547	9,217,943	0.50%
Other securities[1]		33,542,757	1.80

		42,760,700	2.30
COAL
Massey Energy Co.	293,354	10,581,279	0.57

		10,581,279	0.57
COMMERCIAL SERVICES
Chemed Corp.	158,426	9,400,999	0.51
Other securities[1]		76,201,973	4.09

		85,602,972	4.60
COMPUTERS
Other securities[1]		22,041,369	1.18

		22,041,369	1.18
DISTRIBUTION & WHOLESALE
Brightpoint Inc.[2]	256,009	7,951,640	0.43
Owens & Minor Inc.	245,483	8,044,478	0.43
United Stationers Inc.[2]	194,309	10,317,808	0.55
Other securities[1]		12,067,128	0.65

		38,381,054	2.06
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		17,154,858	0.92

		17,154,858	0.92
ELECTRIC
ALLETE Inc.	185,509	8,644,719	0.46
Other securities[1]		35,924,532	1.93

		44,569,251	2.39
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		21,551,192	1.16

		21,551,192	1.16
ELECTRONICS
Benchmark Electronics Inc.[2]	261,852	10,042,024	0.54
Other securities[1]		82,133,113	4.41

		92,175,137	4.95
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[2]	191,499	9,509,840	0.51
Other securities[1]		14,520,482	0.78

		24,030,322	1.29

SUMMARY SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Pinnacle Entertainment Inc.[2]	288,996	$8,141,017	0.44%

		8,141,017	0.44
ENVIRONMENTAL CONTROL
Aleris International Inc.[2]	191,241	9,192,955	0.49
Other securities[1]		3,496,238	0.19

		12,689,193	0.68
FOOD
Corn Products International Inc.	455,063	13,456,213	0.72
Flowers Foods Inc.	321,691	9,554,223	0.51
Other securities[1]		34,217,950	1.84

		57,228,386	3.07
FOREST PRODUCTS & PAPER
Other securities[1]		19,852,617	1.07

		19,852,617	1.07
GAS
Atmos Energy Corp.	497,824	13,107,706	0.70
Energen Corp.	450,826	15,778,910	0.85
Piedmont Natural Gas Co.[3]	469,624	11,266,280	0.61
UGI Corp.	646,408	13,619,817	0.73
Other securities[1]		33,770,275	1.81

		87,542,988	4.70
HAND & MACHINE TOOLS
Regal-Beloit Corp.	188,435	7,965,147	0.43
Other securities[1]		5,861,000	0.31

		13,826,147	0.74
HEALTH CARE – PRODUCTS
Other securities[1]		33,517,297	1.80

		33,517,297	1.80
HEALTH CARE – SERVICES
Other securities[1]		11,939,367	0.64

		11,939,367	0.64
HOME BUILDERS
Standard-Pacific Corp.	422,149	14,192,649	0.76
Other securities[1]		15,558,034	0.84

		29,750,683	1.60
HOME FURNISHINGS
Other securities[1]		13,250,754	0.71%

		13,250,754	0.71
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,260,192	0.61

		11,260,192	0.61
HOUSEWARES
Other securities[1]		6,368,718	0.34

		6,368,718	0.34
INSURANCE
Delphi Financial Group Inc. Class A	176,332	9,104,021	0.49
Selective Insurance Group Inc.	174,889	9,269,117	0.50
Other securities[1]		37,138,129	1.99

		55,511,267	2.98
INTERNET
Other securities[1]		7,764,280	0.42

		7,764,280	0.42
IRON & STEEL
Carpenter Technology Corp.	135,456	12,803,301	0.69
Chaparral Steel Co.[2]	140,315	9,109,250	0.49
Reliance Steel & Aluminum Co.	193,486	18,172,205	0.97
Other securities[1]		12,665,763	0.68

		52,750,519	2.83
LEISURE TIME
Other securities[1]		10,138,247	0.54

		10,138,247	0.54
LODGING
Other securities[1]		6,893,764	0.37

		6,893,764	0.37
MACHINERY
Briggs & Stratton Corp.	318,699	11,272,384	0.61
IDEX Corp.	179,155	9,346,516	0.50
JLG Industries Inc.	356,992	10,991,784	0.59
Manitowoc Co. Inc. (The)	91,636	8,352,621	0.45
Other securities[1]		36,999,680	1.98

		76,962,985	4.13

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Acuity Brands Inc.	275,938	$11,037,520	0.59%
Other securities[1]		38,422,388	2.07

		49,459,908	2.66
MEDIA
Other securities[1]		2,574,424	0.14

		2,574,424	0.14
METAL FABRICATE & HARDWARE
Commercial Metals Co.	359,973	19,254,956	1.03
Mueller Industries Inc.	225,356	8,042,956	0.43
Quanex Corp.	154,838	10,316,856	0.55
Other securities[1]		17,173,504	0.93

		54,788,272	2.94
MINING
Other securities[1]		15,058,375	0.81

		15,058,375	0.81
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		2,013,168	0.11

		2,013,168	0.11
OFFICE FURNISHINGS
Other securities[1]		4,078,797	0.22

		4,078,797	0.22
OIL & GAS
Other securities[1]		4,503,127	0.24

		4,503,127	0.24
OIL & GAS SERVICES
Veritas DGC Inc.[2]	218,757	9,929,380	0.53
Other securities[1]		38,054,709	2.05

		47,984,089	2.58
PACKAGING & CONTAINERS
Other securities[1]		1,687,947	0.09

		1,687,947	0.09
PHARMACEUTICALS
Other securities[1]		10,306,065	0.55

		10,306,065	0.55
REAL ESTATE INVESTMENT TRUSTS
Colonial Properties Trust	277,920	13,932,130	0.75
Commercial Net Lease Realty Inc.	343,435	8,002,036	0.43
Essex Property Trust Inc.	82,953	9,019,480	0.48%
Kilroy Realty Corp.	115,390	8,915,031	0.48
Shurgard Storage Centers Inc. Class A	288,626	19,231,150	1.03
Other securities[1]		49,150,887	2.65

		108,250,714	5.82
RETAIL
Zale Corp.[2]	294,640	8,258,759	0.44
Other securities[1]		118,612,608	6.38

		126,871,367	6.82
SAVINGS & LOANS
Other securities[1]		37,470,685	2.01

		37,470,685	2.01
SEMICONDUCTORS
Other securities[1]		66,373,104	3.57

		66,373,104	3.57
SOFTWARE
THQ Inc.[2,3]	392,661	10,165,993	0.54
Other securities[1]		40,812,435	2.20

		50,978,428	2.74
STORAGE & WAREHOUSING
Other securities[1]		2,354,372	0.13

		2,354,372	0.13
TELECOMMUNICATIONS
Anixter International Inc.	202,500	9,675,450	0.52
Other securities[1]		30,392,763	1.63

		40,068,213	2.15
TEXTILES
Other securities[1]		4,430,350	0.24

		4,430,350	0.24
TOYS, GAMES & HOBBIES
Other securities[1]		5,560,018	0.30

		5,560,018	0.30
TRANSPORTATION
EGL Inc.[2]	200,525	9,023,625	0.48
Kansas City Southern Industries Inc.[2,3]	451,587	11,154,199	0.60
Other securities[1]		21,206,450	1.14

		41,384,274	2.22

SUMMARY SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
WATER
Other securities[1]		$3,862,053	0.21%

		3,862,053	0.21

TOTAL COMMON STOCKS (Cost: $1,609,721,864)		1,860,219,325	99.93
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		1,935,749	0.10

		1,935,749	0.10
COMMERCIAL PAPER[4]
Other securities[1]		16,640,011	0.89

		16,640,011	0.89
MEDIUM-TERM NOTES[4]
Other securities[1]		3,989,950	0.22

		3,989,950	0.22
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	1,353,607	1,353,607	0.07

		1,353,607	0.07
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		11,291,870	0.61

		11,291,870	0.61
TIME DEPOSITS[4]
Other securities[1]		4,434,392	0.24

		4,434,392	0.24
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		38,398,084	2.06

		38,398,084	2.06

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,043,663)		78,043,663	4.19

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,687,765,527)		1,938,262,988	104.12
Other Assets, Less Liabilities		(76,735,311)	(4.12)

NET ASSETS		$1,861,527,677	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $11,291,870, due 4/3/06, with a total maturity value of $11,296,504 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $11,817,360, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$231,315	0.17%

		231,315	0.17
AEROSPACE & DEFENSE
Boeing Co. (The)	7,894	615,179	0.46
United Technologies Corp.	10,014	580,512	0.43
Other securities[1]		1,369,834	1.03

		2,565,525	1.92
AGRICULTURE
Altria Group Inc.	20,583	1,458,511	1.09
Other securities[1]		621,816	0.47

		2,080,327	1.56
AIRLINES
Other securities[1]		195,298	0.15

		195,298	0.15
APPAREL
Other securities[1]		563,448	0.42

		563,448	0.42
AUTO MANUFACTURERS
Other securities[1]		456,952	0.34

		456,952	0.34
AUTO PARTS & EQUIPMENT
Other securities[1]		256,866	0.19

		256,866	0.19
BANKS
Bank of America Corp.	45,810	2,086,187	1.56
U.S. Bancorp	17,760	541,680	0.41
Wachovia Corp.	16,002	896,912	0.67
Wells Fargo & Co.	16,529	1,055,707	0.79
Other securities[1]		3,744,431	2.81

		8,324,917	6.24
BEVERAGES
Coca-Cola Co. (The)	20,317	850,673	0.64
PepsiCo Inc.	16,339	944,231	0.71
Other securities[1]		614,496	0.46

		2,409,400	1.81
BIOTECHNOLOGY
Amgen Inc.[2]	11,526	838,516	0.63%
Other securities[1]		746,254	0.56

		1,584,770	1.19
BUILDING MATERIALS
Other securities[1]		454,542	0.34

		454,542	0.34
CHEMICALS
Other securities[1]		1,986,893	1.49

		1,986,893	1.49
COAL
Other securities[1]		211,327	0.16

		211,327	0.16
COMMERCIAL SERVICES
Other securities[1]		1,743,385	1.31

		1,743,385	1.31
COMPUTERS
Dell Inc.[2]	23,210	690,730	0.52
Hewlett-Packard Co.	27,895	917,746	0.69
International Business Machines Corp.	15,458	1,274,821	0.96
Other securities[1]		2,294,787	1.71

		5,178,084	3.88
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	32,439	1,869,135	1.40
Other securities[1]		504,874	0.38

		2,374,009	1.78
DISTRIBUTION & WHOLESALE
Other securities[1]		381,180	0.29

		381,180	0.29
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	12,206	641,425	0.48
Citigroup Inc.	49,228	2,325,038	1.74
Goldman Sachs Group Inc. (The)	4,517	708,988	0.53
JP Morgan Chase & Co.	34,376	1,431,417	1.07
Merrill Lynch & Co. Inc.	9,057	713,329	0.54
Morgan Stanley	10,590	665,264	0.50
Other securities[1]		3,383,148	2.54

		9,868,609	7.40

SUMMARY SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$3,997,948	3.00%

		3,997,948	3.00
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		569,353	0.43

		569,353	0.43
ELECTRONICS
Other securities[1]		1,098,692	0.82

		1,098,692	0.82
ENERGY – ALTERNATE SOURCES
Other securities[1]		15,916	0.01

		15,916	0.01
ENGINEERING & CONSTRUCTION
Other securities[1]		211,499	0.16

		211,499	0.16
ENTERTAINMENT
Other securities[1]		212,198	0.16

		212,198	0.16
ENVIRONMENTAL CONTROL
Other securities[1]		353,532	0.27

		353,532	0.27
FOOD
Other securities[1]		1,934,255	1.45

		1,934,255	1.45
FOREST PRODUCTS & PAPER
Other securities[1]		656,667	0.49

		656,667	0.49
GAS
Other securities[1]		534,458	0.40

		534,458	0.40
HAND & MACHINE TOOLS
Other securities[1]		170,983	0.13

		170,983	0.13
HEALTH CARE – PRODUCTS
Johnson & Johnson	29,352	1,738,225	1.30
Medtronic Inc.	11,903	604,077	0.45
Other securities[1]		2,231,321	1.68

		4,573,623	3.43
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	13,376	747,183	0.56%
Other securities[1]		1,822,964	1.37

		2,570,147	1.93
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		48,265	0.04

		48,265	0.04
HOME BUILDERS
Other securities[1]		639,599	0.48

		639,599	0.48
HOME FURNISHINGS
Other securities[1]		189,862	0.14

		189,862	0.14
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		649,261	0.49

		649,261	0.49
HOUSEWARES
Other securities[1]		92,075	0.07

		92,075	0.07
INSURANCE
American International Group Inc.	25,600	1,691,904	1.27
Other securities[1]		4,781,471	3.58

		6,473,375	4.85
INTERNET
Google Inc. Class A2	1,994	777,660	0.58
Other securities[1]		1,474,763	1.11

		2,252,423	1.69
IRON & STEEL
Other securities[1]		390,245	0.29

		390,245	0.29
LEISURE TIME
Other securities[1]		472,958	0.35

		472,958	0.35
LODGING
Other securities[1]		518,429	0.39

		518,429	0.39

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$1,221,318	0.92%

		1,221,318	0.92
MANUFACTURING
General Electric Co.	102,804	3,575,523	2.68
3M Co.	7,446	563,588	0.42
Other securities[1]		2,560,787	1.92

		6,699,898	5.02
MEDIA
Comcast Corp. Class A2	21,090	551,714	0.41
Time Warner Inc.	44,431	745,996	0.56
Other securities[1]		2,344,728	1.76

		3,642,438	2.73
METAL FABRICATE & HARDWARE
Other securities[1]		216,426	0.16

		216,426	0.16
MINING
Other securities[1]		791,467	0.59

		791,467	0.59
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		243,409	0.18

		243,409	0.18
OFFICE FURNISHINGS
Other securities[1]		58,136	0.04

		58,136	0.04
OIL & GAS
Chevron Corp.	21,956	1,272,789	0.95
ConocoPhillips	16,271	1,027,514	0.77
Exxon Mobil Corp.	60,226	3,665,354	2.75
Other securities[1]		3,922,734	2.95

		9,888,391	7.42
OIL & GAS SERVICES
Schlumberger Ltd.	5,828	737,650	0.55
Other securities[1]		1,439,647	1.08

		2,177,297	1.63
PACKAGING & CONTAINERS
Other securities[1]		206,732	0.16

		206,732	0.16
PHARMACEUTICALS
Abbott Laboratories	15,174	644,440	0.48%
Lilly (Eli) & Co.	11,144	616,263	0.46
Merck & Co. Inc.	21,569	759,876	0.57
Pfizer Inc.	72,569	1,808,419	1.36
Wyeth	13,255	643,133	0.48
Other securities[1]		2,810,148	2.11

		7,282,279	5.46
PIPELINES
Other securities[1]		469,038	0.35

		469,038	0.35
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		1,663,138	1.25

		1,663,138	1.25
RETAIL
Home Depot Inc.	20,950	886,185	0.66
Wal-Mart Stores Inc.	24,637	1,163,852	0.87
Other securities[1]		6,339,881	4.76

		8,389,918	6.29
SAVINGS & LOANS
Other securities[1]		907,547	0.68

		907,547	0.68
SEMICONDUCTORS
Intel Corp.	58,020	1,122,687	0.84
Other securities[1]		2,924,070	2.20

		4,046,757	3.04
SOFTWARE
Microsoft Corp.	87,647	2,384,875	1.79
Other securities[1]		2,659,090	1.99

		5,043,965	3.78
STORAGE & WAREHOUSING
Other securities[1]		9,152	0.01

		9,152	0.01
TELECOMMUNICATIONS
AT&T Inc.	38,263	1,034,632	0.78
BellSouth Corp.	17,730	614,345	0.46
Cisco Systems Inc.[2]	60,660	1,314,502	0.99
Motorola Inc.	24,650	564,732	0.42
QUALCOMM Inc.	16,335	826,714	0.62
Sprint Nextel Corp.	29,263	756,156	0.57

SUMMARY SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	28,865	$983,142	0.74%
Other securities[1]		1,651,587	1.23

		7,745,810	5.81
TEXTILES
Other securities[1]		111,075	0.08

		111,075	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		115,404	0.09

		115,404	0.09
TRANSPORTATION
United Parcel Service Inc. Class B	10,771	855,002	0.64
Other securities[1]		1,711,700	1.29

		2,566,702	1.93
TRUCKING & LEASING
Other securities[1]		21,595	0.02

		21,595	0.02
WATER
Other securities[1]		41,646	0.03

		41,646	0.03

TOTAL COMMON STOCKS (Cost: $121,199,518)		133,052,148	99.78
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		6,206	0.00

		6,206	0.00
COMMERCIAL PAPER[3]
Other securities[1]		53,340	0.04

		53,340	0.04
MEDIUM-TERM NOTES[3]
Other securities[1]		12,791	0.01

		12,791	0.01
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	156,967	156,967	0.12

		156,967	0.12
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		36,196	0.03%

		36,196	0.03
TIME DEPOSITS[3]
Other securities[1]		14,215	0.01

		14,215	0.01
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		123,089	0.09

		123,089	0.09

TOTAL SHORT-TERM INVESTMENTS (Cost: $402,804)		402,804	0.30

TOTAL INVESTMENTS IN SECURITIES (Cost: $121,602,322)		133,454,952	100.08
Other Assets, Less Liabilities		(112,614)	(0.08)

NET ASSETS		$133,342,338	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $36,196, due 4/3/06, with a total maturity value of $36,210 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $37,883, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2006

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$15,499,211,187	$3,258,090,594	$2,826,296,182	$3,248,714,988	$1,819,189,147

Affiliated issuers[a]	$16,559,827	$3,999,282	$4,240,936	$2,298,874	$2,086,651

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$16,662,332,805	$3,425,915,602	$3,090,948,662	$3,948,296,095	$2,026,940,986
Affiliated issuers[a]	16,559,827	3,999,282	4,240,936	2,298,874	2,086,651
Receivables:
Investment securities sold	124,072,066	38,905,434	16,165,554	6,089,600	21,167,613
Dividends and interest	19,064,451	3,215,583	4,409,874	2,299,872	580,528
Capital shares sold	—	—	—	104,455	—

Total Assets	16,822,029,149	3,472,035,901	3,115,765,026	3,959,088,896	2,050,775,778

LIABILITIES
Payables:
Investment securities purchased	139,952,521	46,677,441	19,469,150	6,633,206	22,285,705
Collateral for securities on loan (Note 5)	15,131,680	—	7,100,087	69,686,812	38,044,017
Capital shares redeemed	214,028	237,934	—	931,979	9,016
Short positions, at value (Proceeds: $—, $10,293,002, $—, $— and $—)	—	10,296,149	—	—	—
Investment advisory fees (Note 2)	1,316,913	539,838	472,129	629,004	417,842

Total Liabilities	156,615,142	57,751,362	27,041,366	77,881,001	60,756,580

NET ASSETS	$16,665,414,007	$3,414,284,539	$3,088,723,660	$3,881,207,895	$1,990,019,198

Net assets consist of:
Paid-in capital	$16,127,960,839	$3,388,710,448	$2,905,122,053	$3,235,573,976	$1,852,985,369
Undistributed net investment income	508,737	232,509	440,643	801,537	53,562
Accumulated net realized loss	(626,177,187)	(142,480,279)	(81,491,516)	(54,748,725)	(70,771,572)
Net unrealized appreciation	1,163,121,618	167,821,861	264,652,480	699,581,107	207,751,839

NET ASSETS	$16,665,414,007	$3,414,284,539	$3,088,723,660	$3,881,207,895	$1,990,019,198

Shares outstanding	128,600,000	56,250,000	45,050,000	49,000,000[c]	24,750,000[c]

Net asset value per share	$129.59	$60.70	$68.56	$79.21[c]	$80.40[c]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $14,822,007, $—, $6,955,292, $67,790,242 and $36,929,918, respectively. See Note 5.

[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2006

	iShares S&P
	MidCap 400 Value Index Fund	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,421,231,031	$4,969,079,650	$1,288,779,870	$1,686,411,920	$121,445,355

Affiliated issuers[a]	$1,204,534	$3,629,027	$1,190,052	$1,353,607	$156,967

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,707,585,402	$5,193,526,253	$1,574,410,199	$1,936,909,381	$133,297,985
Affiliated issuers[a]	1,204,534	3,629,027	1,190,052	1,353,607	156,967
Cash	—	—	—	—	32,411
Receivables:
Investment securities sold	20,560,442	15,111,009	20,998,347	6,363,835	109,446
Dividends and interest	2,392,751	4,290,466	848,274	2,090,841	153,911
Capital shares sold	—	1,207,736	—	386,575	—

Total Assets	2,731,743,129	5,217,764,491	1,597,446,872	1,947,104,239	133,750,720

LIABILITIES
Payables:
Investment securities purchased	22,174,357	37,190,500	23,516,063	8,501,560	99,585
Collateral for securities on loan (Note 5)	71,645,754	213,165,122	97,312,927	76,690,056	245,837
Capital shares redeemed	—	—	—	—	39,350
Investment advisory fees (Note 2)	544,267	815,099	299,440	384,946	23,610

Total Liabilities	94,364,378	251,170,721	121,128,430	85,576,562	408,382

NET ASSETS	$2,637,378,751	$4,966,593,770	$1,476,318,442	$1,861,527,677	$133,342,338

Net assets consist of:
Paid-in capital	$2,428,596,154	$4,800,122,362	$1,246,558,979	$1,661,764,593	$122,151,678
Undistributed net investment income	459,134	652,312	238,500	740,495	5,471
Accumulated net realized loss	(78,030,908)	(58,627,507)	(56,109,366)	(51,474,872)	(667,441)
Net unrealized appreciation	286,354,371	224,446,603	285,630,329	250,497,461	11,852,630

NET ASSETS	$2,637,378,751	$4,966,593,770	$1,476,318,442	$1,861,527,677	$133,342,338

Shares outstanding	34,400,000[c]	76,200,000[d]	11,400,000	25,550,000[c]	1,150,000

Net asset value per share	$76.67[c]	$65.18[d]	$129.50	$72.86[c]	$115.95

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $69,856,796, $207,147,192, $94,548,904, $74,318,337 and $240,146, respectively. See Note 5.

[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to financial statements.

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year Ended March 31, 2006

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$260,112,655	$43,470,047	$68,101,638	$41,571,083	$12,501,420
Interest from affiliated issuers[a]	409,191	89,463	100,511	77,380	45,461
Securities lending income[b]	226,863	447	171,837	659,132	302,570

Total investment income	260,748,709	43,559,957	68,373,986	42,307,595	12,849,451

EXPENSES
Investment advisory fees (Note 2)	13,128,784	5,353,434	5,353,021	6,076,818	3,756,882
Proxy fees	528,833	98,695	111,608	99,374	46,797

Total expenses	13,657,617	5,452,129	5,464,629	6,176,192	3,803,679

Net investment income	247,091,092	38,107,828	62,909,357	36,131,403	9,045,772

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(258,248,258)	(20,046,528)	(19,459,253)	(11,305,515)	8,287,780
In-kind redemptions	673,989,778	241,975,781	245,574,777	257,272,044	235,183,022

Net realized gain	415,741,520	221,929,253	226,115,524	245,966,529	243,470,802

Net change in unrealized appreciation (depreciation) on:
Investments	861,698,106	(16,382,226)	122,405,877	327,843,799	47,133,078
Short positions	—	(3,147)	—	—	—

Net change in unrealized appreciation (depreciation)	861,698,106	(16,385,373)	122,405,877	327,843,799	47,133,078

Net realized and unrealized gain	1,277,439,626	205,543,880	348,521,401	573,810,328	290,603,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,524,530,718	$243,651,708	$411,430,758	$609,941,731	$299,649,652

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year Ended March 31, 2006

	iShares S&P
	MidCap 400 Value Index Fund	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$43,195,152	$42,540,824	$8,718,686	$23,252,143	$2,176,283
Interest from affiliated issuers[b]	62,777	112,061	30,471	51,418	3,746
Securities lending income[c]	558,511	1,568,412	544,210	530,635	9,157

Total investment income	43,816,440	44,221,297	9,293,367	23,834,196	2,189,186

EXPENSES
Investment advisory fees (Note 2)	5,665,081	7,798,985	2,963,374	4,095,013	241,389
Proxy fees	77,842	135,841	41,155	63,647	4,228

Total expenses	5,742,923	7,934,826	3,004,529	4,158,660	245,617

Net investment income	38,073,517	36,286,471	6,288,838	19,675,536	1,943,569

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(44,236,636)	(41,561,197)	(1,782,460)	(7,347,496)	(500,029)
In-kind redemptions	386,787,789	778,244,806	161,542,139	230,889,413	2,370,340

Net realized gain	342,551,153	736,683,609	159,759,679	223,541,917	1,870,311

Net change in unrealized appreciation (depreciation)	70,281,059	111,770,820	94,653,357	108,264,048	10,667,988

Net realized and unrealized gain	412,832,212	848,454,429	254,413,036	331,805,965	12,538,299

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$450,905,729	$884,740,900	$260,701,874	$351,481,501	$14,481,868

[a]	Net of foreign withholding tax of $-, $16,384, $2,032, $10,236 and $22, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund		iShares S&P 500 Value Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$247,091,092	$206,901,915	$38,107,828	$36,174,332	$62,909,357	$47,769,817
Net realized gain (loss)	415,741,520	65,607,395	221,929,253	(49,625,444)	226,115,524	151,122,142
Net change in unrealized appreciation (depreciation)	861,698,106	388,838,637	(16,385,373)	88,283,019	122,405,877	30,496,018

Net increase in net assets resulting from operations	1,524,530,718	661,347,947	243,651,708	74,831,907	411,430,758	229,387,977

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(219,005,316)	(233,502,346)	(34,681,370)	(39,514,868)	(55,243,139)	(54,269,478)
Return of capital	(3,246,382)	—	—	—	—	—

Total distributions to shareholders	(222,251,698)	(233,502,346)	(34,681,370)	(39,514,868)	(55,243,139)	(54,269,478)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,414,680,403	4,559,576,296	1,213,613,295	905,367,644	419,020,270	968,021,187
Cost of shares redeemed	(2,565,371,009)	(965,275,462)	(349,399,988)	(69,505,027)	(390,969,923)	(337,500,481)

Net increase in net assets from capital share transactions	2,849,309,394	3,594,300,834	864,213,307	835,862,617	28,050,347	630,520,706

INCREASE IN NET ASSETS	4,151,588,414	4,022,146,435	1,073,183,645	871,179,656	384,237,966	805,639,205
NET ASSETS:
Beginning of year	12,513,825,593	8,491,679,158	2,341,100,894	1,469,921,238	2,704,485,694	1,898,846,489

End of year	$16,665,414,007	$12,513,825,593	$3,414,284,539	$2,341,100,894	$3,088,723,660	$2,704,485,694

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$508,737	$(25,638,388)	$232,509	$(2,993,564)	$440,643	$(6,506,284)

SHARES ISSUED AND REDEEMED:
Shares sold	43,250,000	39,500,000	20,800,000	16,150,000	6,600,000	16,700,000
Shares redeemed	(20,800,000)	(8,550,000)	(5,950,000)	(1,250,000)	(5,950,000)	(5,600,000)

Net increase in shares outstanding	22,450,000	30,950,000	14,850,000	14,900,000	650,000	11,100,000

See notes to the financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Year ended March 31, 2006[a]	Year ended March 31, 2005[a]	Year ended March 31, 2006[a]	Year ended March 31, 2005[a]	Year ended March 31, 2006[a]	Year ended March 31, 2005[a]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$36,131,403	$24,368,843	$9,045,772	$5,144,021	$38,073,517	$26,133,117
Net realized gain	245,966,529	57,806,535	243,470,802	33,844,372	342,551,153	102,128,259
Net change in unrealized appreciation (depreciation)	327,843,799	131,701,124	47,133,078	51,409,205	70,281,059	53,489,004

Net increase in net assets resulting from operations	609,941,731	213,876,502	299,649,652	90,397,598	450,905,729	181,750,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,697,786)	(23,210,916)	(7,797,749)	(5,919,647)	(38,413,519)	(22,459,721)
Return of capital	—	—	—	—	(1,868,212)	—

Total distributions to shareholders	(35,697,786)	(23,210,916)	(7,797,749)	(5,919,647)	(40,281,731)	(22,459,721)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,345,004,869	684,129,001	991,516,190	472,357,661	885,145,670	656,734,267
Cost of shares redeemed	(454,378,610)	(94,477,250)	(405,610,371)	(114,395,888)	(511,381,223)	(96,941,239)

Net increase in net assets from capital share transactions	890,626,259	589,651,751	585,905,819	357,961,773	373,764,447	559,793,028

INCREASE IN NET ASSETS	1,464,870,204	780,317,337	877,757,722	442,439,724	784,388,445	719,083,687
NET ASSETS:
Beginning of year	2,416,337,691	1,636,020,354	1,112,261,476	669,821,752	1,852,990,306	1,133,906,619

End of year	$3,881,207,895	$2,416,337,691	$1,990,019,198	$1,112,261,476	$2,637,378,751	$1,852,990,306

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$801,537	$864,719	$53,562	$(903,856)	$459,134	$3,678,774

SHARES ISSUED AND REDEEMED:
Shares sold	18,650,000	11,100,000	13,650,000	7,600,000	12,750,000	11,100,000
Shares redeemed	(6,350,000)	(1,500,000)	(5,500,000)	(1,800,000)	(7,450,000)	(1,600,000)

Net increase in shares outstanding	12,300,000	9,600,000	8,150,000	5,800,000	5,300,000	9,500,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund		iShares S&P SmallCap 600 Value Index Fund
	Year ended March 31, 2006[a]	Year ended March 31, 2005[a]	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006[b]	Year ended March 31, 2005[b]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$36,286,471	$27,777,460	$6,288,838	$3,712,998	$19,675,536	$17,850,361
Net realized gain	736,683,609	448,140,476	159,759,679	34,321,187	223,541,917	125,548,773
Net change in unrealized appreciation (depreciation)	111,770,820	(111,671,595)	94,653,357	62,992,954	108,264,048	15,597,199

Net increase in net assets resulting from operations	884,740,900	364,246,341	260,701,874	101,027,139	351,481,501	158,996,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,079,551)	(30,084,077)	(5,447,837)	(3,903,111)	(15,389,359)	(19,402,585)
Return of capital	(1,240,629)	—	—	—	(1,382,214)	—

Total distributions to shareholders	(31,320,180)	(30,084,077)	(5,447,837)	(3,903,111)	(16,771,573)	(19,402,585)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,472,321,996	2,494,366,341	368,472,409	340,976,148	281,616,101	559,204,831
Cost of shares redeemed	(3,604,613,589)	(1,809,599,352)	(137,951,614)	(135,693,548)	(327,203,726)	(147,027,620)

Net increase (decrease) in net assets from capital share transactions	867,708,407	684,766,989	230,520,795	205,282,600	(45,587,625)	412,177,211

INCREASE IN NET ASSETS	1,721,129,127	1,018,929,253	485,774,832	302,406,628	289,122,303	551,770,959
NET ASSETS:
Beginning of year	3,245,464,643	2,226,535,390	990,543,610	688,136,982	1,572,405,374	1,020,634,415

End of year	$4,966,593,770	$3,245,464,643	$1,476,318,442	$990,543,610	$1,861,527,677	$1,572,405,374

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$652,312	$(3,449,258)	$238,500	$(298,898)	$740,495	$(1,926,487)

SHARES ISSUED AND REDEEMED:
Shares sold	77,000,000	50,550,000	3,200,000	3,450,000	4,300,000	10,000,000
Shares redeemed	(62,000,000)	(36,300,000)	(1,200,000)	(1,400,000)	(5,250,000)	(2,600,000)

Net increase (decrease) in shares outstanding	15,000,000	14,250,000	2,000,000	2,050,000	(950,000)	7,400,000

[a]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.
[b]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 1500 Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,943,569	$1,041,672
Net realized gain	1,870,311	224,310
Net change in unrealized appreciation (depreciation)	10,667,988	1,666,618

Net increase in net assets resulting from operations	14,481,868	2,932,600

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,782,997)	(1,184,941)
Return of capital	(6,980)	—

Total distributions to shareholders	(1,789,977)	(1,184,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,854,311	31,614,979
Cost of shares redeemed	(11,118,815)	(19,963,796)

Net increase in net assets from capital share transactions	47,735,496	11,651,183

INCREASE IN NET ASSETS	60,427,387	13,398,842
NET ASSETS:
Beginning of year	72,914,951	59,516,109

End of year	$133,342,338	$72,914,951

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$5,471	$(134,112)

SHARES ISSUED AND REDEEMED:
Shares sold	550,000	300,000
Shares redeemed	(100,000)	(200,000)

Net increase in shares outstanding	450,000	100,000

See notes to the financial statements.

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$117.89	$112.92	$85.04	$115.00	$116.24

Income from investment operations:
Net investment income	2.16	2.20	1.66	1.53	1.39
Net realized and unrealized gain (loss)	11.46	5.23	27.91	(29.97)	(1.25)

Total from investment operations	13.62	7.43	29.57	(28.44)	0.14

Less distributions from:
Net investment income	(1.89)	(2.46)	(1.69)	(1.52)	(1.38)
Return of capital	(0.03)	—	—	—	—

Total distributions	(1.92)	(2.46)	(1.69)	(1.52)	(1.38)

Net asset value, end of year	$129.59	$117.89	$112.92	$85.04	$115.00

Total return	11.62%	6.63%	34.93%	(24.80)%	0.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,665,414	$12,513,826	$8,491,679	$4,681,323	$4,208,946
Ratio of expenses to average net assets	0.10%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	1.78%	2.02%	1.66%	1.67%	1.27%
Portfolio turnover rate[a]	7%	6%	3%	5%	3%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$56.55	$55.47	$44.38	$58.82	$56.61

Income from investment operations:
Net investment income	0.74	1.01	0.61	0.51	0.43
Net realized and unrealized gain (loss)	4.07	1.17	11.10	(14.44)	2.19

Total from investment operations	4.81	2.18	11.71	(13.93)	2.62

Less distributions from:
Net investment income	(0.66)	(1.10)	(0.62)	(0.51)	(0.41)

Total distributions	(0.66)	(1.10)	(0.62)	(0.51)	(0.41)

Net asset value, end of year	$60.70	$56.55	$55.47	$44.38	$58.82

Total return	8.54%	3.95%	26.46%	(23.72)%	4.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,414,285	$2,341,101	$1,469,921	$705,581	$464,656
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.28%	1.93%	1.22%	1.19%	0.82%
Portfolio turnover rate[a]	12%	22%	14%	17%	28%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$60.91	$57.02	$40.36	$55.81	$59.31

Income from investment operations:
Net investment income	1.36	1.11	0.91	0.85	0.83
Net realized and unrealized gain (loss)	7.48	4.04	16.68	(15.46)	(3.49)

Total from investment operations	8.84	5.15	17.59	(14.61)	(2.66)

Less distributions from:
Net investment income	(1.19)	(1.26)	(0.93)	(0.84)	(0.84)

Total distributions	(1.19)	(1.26)	(0.93)	(0.84)	(0.84)

Net asset value, end of year	$68.56	$60.91	$57.02	$40.36	$55.81

Total return	14.63%	9.10%	43.80%	(26.29)%	(4.48)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,088,724	$2,704,486	$1,898,846	$670,039	$586,051
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.12%	1.95%	1.91%	2.01%	1.56%
Portfolio turnover rate[a]	7%	5%	5%	22%	17%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$65.84	$60.37	$40.97	$54.07	$45.89

Income from investment operations:
Net investment income	0.81	0.71	0.53	0.38	0.38
Net realized and unrealized gain (loss)	13.37	5.44	19.40	(13.11)	8.18

Total from investment operations	14.18	6.15	19.93	(12.73)	8.56

Less distributions from:
Net investment income	(0.81)	(0.68)	(0.53)	(0.37)	(0.38)

Total distributions	(0.81)	(0.68)	(0.53)	(0.37)	(0.38)

Net asset value, end of year	$79.21	$65.84	$60.37	$40.97	$54.07

Total return	21.64%	10.24%	48.81%	(23.59)%	18.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,881,208	$2,416,338	$1,636,020	$1,155,250	$605,571
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.19%	1.21%	1.02%	0.98%	0.87%
Portfolio turnover rate[b]	9%	10%	11%	12%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$67.01	$62.02	$44.22	$58.69	$50.66

Income from investment operations:
Net investment income	0.44	0.33	0.24	0.14	0.07
Net realized and unrealized gain (loss)	13.32	5.03	17.80	(14.48)	8.03

Total from investment operations	13.76	5.36	18.04	(14.34)	8.10

Less distributions from:
Net investment income	(0.37)	(0.37)	(0.24)	(0.13)	(0.07)

Total distributions	(0.37)	(0.37)	(0.24)	(0.13)	(0.07)

Net asset value, end of year	$80.40	$67.01	$62.02	$44.22	$58.69

Total return	20.58%	8.67%	40.86%	(24.45)%	16.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,990,019	$1,112,261	$669,822	$309,516	$252,359
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.60%	0.56%	0.45%	0.31%	0.15%
Portfolio turnover rate[b]	24%	34%	37%	58%	50%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$63.68	$57.85	$37.45	$49.42	$41.08

Income from investment operations:
Net investment income	1.11	0.99	0.70	0.59	0.53
Net realized and unrealized gain (loss)	13.07	5.71	20.40	(11.98)	8.34

Total from investment operations	14.18	6.70	21.10	(11.39)	8.87

Less distributions from:
Net investment income	(1.13)	(0.87)	(0.70)	(0.58)	(0.53)
Return of capital	(0.06)	—	—	—	—

Total distributions	(1.19)	(0.87)	(0.70)	(0.58)	(0.53)

Net asset value, end of year	$76.67	$63.68	$57.85	$37.45	$49.42

Total return	22.43%	11.64%	56.59%	(23.13)%	21.79%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,637,379	$1,852,990	$1,133,907	$546,783	$454,683
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.68%	1.78%	1.47%	1.50%	1.43%
Portfolio turnover rate[b]	21%	10%	11%	11%	13%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$53.03	$47.42	$30.56	$40.98	$33.83

Income from investment operations:
Net investment income	0.53	0.45	0.29	0.23	0.19
Net realized and unrealized gain (loss)	12.07	5.65	16.87	(10.42)	7.15

Total from investment operations	12.60	6.10	17.16	(10.19)	7.34

Less distributions from:
Net investment income	(0.43)	(0.49)	(0.29)	(0.23)	(0.19)
Return of capital	(0.02)	—	(0.01)	—	—

Total distributions	(0.45)	(0.49)	(0.30)	(0.23)	(0.19)

Net asset value, end of year	$65.18	$53.03	$47.42	$30.56	$40.98

Total return	23.86%	12.91%	56.27%	(24.91)%	21.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,966,594	$3,245,465	$2,226,535	$1,022,296	$1,124,812
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	0.93%	0.95%	0.73%	0.70%	0.60%
Portfolio turnover rate[b]	16%	14%	11%	17%	16%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$105.38	$93.62	$62.55	$79.78	$67.91

Income from investment operations:
Net investment income	0.62	0.43	0.31	0.19	0.09
Net realized and unrealized gain (loss)	24.04	11.78	31.08	(17.25)	11.87

Total from investment operations	24.66	12.21	31.39	(17.06)	11.96

Less distributions from:
Net investment income	(0.54)	(0.45)	(0.32)	(0.17)	(0.09)

Total distributions	(0.54)	(0.45)	(0.32)	(0.17)	(0.09)

Net asset value, end of year	$129.50	$105.38	$93.62	$62.55	$79.78

Total return	23.47%	13.07%	50.24%	(21.39)%	17.60%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,476,318	$990,544	$688,137	$312,772	$191,475
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.53%	0.45%	0.39%	0.34%	0.14%
Portfolio turnover rate[a]	30%	45%	37%	57%	49%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

72	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$59.34	$53.44	$33.31	$47.18	$37.94

Income from investment operations:
Net investment income	0.77	0.71	0.42	0.36	0.30
Net realized and unrealized gain (loss)	13.41	5.97	20.14	(13.88)	9.24

Total from investment operations	14.18	6.68	20.56	(13.52)	9.54

Less distributions from:
Net investment income	(0.61)	(0.78)	(0.41)	(0.35)	(0.30)
Return of capital	(0.05)	—	(0.02)	—	—

Total distributions	(0.66)	(0.78)	(0.43)	(0.35)	(0.30)

Net asset value, end of year	$72.86	$59.34	$53.44	$33.31	$47.18

Total return	24.00%	12.55%	61.91%	(28.75)%	25.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,861,528	$1,572,405	$1,020,634	$482,948	$457,610
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.20%	1.36%	0.95%	0.99%	0.92%
Portfolio turnover rate[b]	16%	13%	12%	14%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Period from Jan. 20, 2004 [a] to Mar. 31, 2004
Net asset value, beginning of period	$104.16	$99.19	$100.03

Income from investment operations:
Net investment income	1.73	1.78	0.29
Net realized and unrealized gain (loss)	11.58	5.18	(0.86)

Total from investment operations	13.31	6.96	(0.57)

Less distributions from:
Net investment income	(1.51)	(1.99)	(0.27)
Return of capital	(0.01)	—	—

Total distributions	(1.52)	(1.99)	(0.27)

Net asset value, end of period	$115.95	$104.16	$99.19

Total return	12.84%	7.08%	(0.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$133,342	$72,915	$59,516
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.61%	1.73%	1.52%
Portfolio turnover rate[d]	6%	5%	1%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

74	2006 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth (formerly iShares S&P 500/BARRA Growth), iShares S&P 500 Value (formerly iShares S&P 500/BARRA Value), iShares S&P MidCap 400, iShares S&P MidCap 400 Growth (formerly iShares S&P MidCap 400/BARRA Growth), iShares S&P MidCap 400 Value (formerly iShares S&P MidCap 400/BARRA Value), iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth (formerly iShares S&P SmallCap 600/BARRA Growth), iShares S&P SmallCap 600 Value (formerly iShares S&P SmallCap 600/BARRA Value) and iShares S&P 1500 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	75

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2006, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
S&P 500	$—	$737,961,254	$(200,508,086)	$537,453,168
S&P 500 Growth	227,168	128,292,092	(102,945,169)	25,574,091
S&P 500 Value	352,265	233,015,060	(49,765,718)	183,601,607
S&P MidCap 400	—	651,850,769	(6,216,850)	645,633,919
S&P MidCap 400 Growth	—	194,500,857	(57,467,028)	137,033,829
S&P MidCap 400 Value	—	254,467,068	(45,684,471)	208,782,597
S&P SmallCap 600	—	197,072,457	(30,601,049)	166,471,408
S&P SmallCap 600 Growth	176,851	273,728,911	(44,146,299)	229,759,463
S&P SmallCap 600 Value	—	235,516,036	(35,752,952)	199,763,084
S&P 1500	—	11,700,456	(509,796)	11,190,660

For the years ended March 31, 2006 and March 31, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2006.

76	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2005 to March 31, 2006, certain funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2007, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$14,066,179
S&P 500 Growth	3,267,453
S&P 500 Value	7,084,399
S&P MidCap 400 Value	13,481,252
S&P SmallCap 600	1,056,021
S&P SmallCap 600 Growth	426,035
S&P 1500	28,896

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
S&P 500	$11,431,172	$109,148,380	$24,267,905	$—	$41,594,450	$186,441,907
S&P 500 Growth	9,841,895	24,099,560	22,385,792	2,989,823	40,360,646	99,677,716
S&P 500 Value	—	21,344,270	21,337,049	—	—	42,681,319
S&P MidCap 400	—	—	6,216,850	—	—	6,216,850
S&P MidCap 400 Growth	—	22,936,562	27,402,832	7,127,634	—	57,467,028
S&P MidCap 400 Value	1,442,036	4,082,966	21,364,144	1,843,451	3,470,622	32,203,219
S&P SmallCap 600	—	22,518,424	5,484,940	—	1,541,664	29,545,028
S&P SmallCap 600 Growth	4,230,989	8,134,573	21,742,657	2,751,799	6,860,246	43,720,264
S&P SmallCap 600 Value	4,241,868	12,218,694	15,717,553	3,277,415	297,422	35,752,952
S&P 1500	—	—	—	102,096	378,804	480,900

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2006 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	77

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
S&P 500	$15,940,931,378	$1,545,628,120	$(807,666,866)	$737,961,254
S&P 500 Growth	3,301,619,645	228,949,761	(100,654,522)	128,295,239
S&P 500 Value	2,862,174,538	345,976,722	(112,961,662)	233,015,060
S&P MidCap 400	3,298,744,200	719,951,935	(68,101,166)	651,850,769
S&P MidCap 400 Growth	1,834,526,780	245,972,259	(51,471,402)	194,500,857
S&P MidCap 400 Value	2,454,322,868	314,627,876	(60,160,808)	254,467,068
S&P SmallCap 600	5,000,082,823	456,936,855	(259,864,398)	197,072,457
S&P SmallCap 600 Growth	1,301,871,340	303,294,188	(29,565,277)	273,728,911
S&P SmallCap 600 Value	1,702,746,952	309,192,453	(73,676,417)	235,516,036
S&P 1500	121,754,496	16,323,595	(4,623,139)	11,700,456

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of March 31, 2006, in order to track the performance of its benchmark index, the iShares S&P 500 Growth Index Fund sold non-index securities that the Fund received in corporate actions occurring on the opening of market trading on the following business day. The obligation to deliver the securities is recorded as a liability on the Fund’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Fund’s Statement of Operations. Details of the short positions resulting from the non-index securities sold by the Fund are included in its Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

78	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.09%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25
S&P 1500	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$226,863
S&P 500 Growth	447
S&P 500 Value	171,837
S&P MidCap 400	659,132
S&P MidCap 400 Growth	302,570
S&P MidCap 400 Value	558,511
S&P SmallCap 600	1,568,412
S&P SmallCap 600 Growth	544,210
S&P SmallCap 600 Value	530,635
S&P 1500	9,157

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the year ended March 31, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended March 31, 2006, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
S&P 500
IMMF	84,294	2,802,762	2,870,496	16,560	$16,559,827	$409,191
S&P 500 Growth
IMMF	10,949	605,661	612,611	3,999	3,999,282	89,463
S&P 500 Value
IMMF	23,264	676,991	696,014	4,241	4,240,936	100,511
S&P MidCap 400
IMMF	13,726	510,767	522,194	2,299	2,298,874	77,380
S&P MidCap 400 Growth
IMMF	3,242	282,870	284,025	2,087	2,086,651	45,461
S&P MidCap 400 Value
IMMF	14,257	420,285	433,337	1,205	1,204,534	62,777
S&P SmallCap 600
IMMF	11,084	762,154	769,609	3,629	3,629,027	112,061
S&P SmallCap 600 Growth
IMMF	1,701	207,805	208,316	1,190	1,190,052	30,471
S&P SmallCap 600 Value
IMMF	6,372	350,449	355,467	1,354	1,353,607	51,418
S&P 1500
IMMF	518	25,331	25,692	157	156,967	3,746

As of March 31, 2006, certain trustees and officers of the Trust are also officers of BGI.

80	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$937,018,519	$919,219,836
S&P 500 Growth	373,784,097	347,642,312
S&P 500 Value	224,566,183	216,047,511
S&P MidCap 400	286,827,761	295,756,848
S&P MidCap 400 Growth	360,541,016	366,617,286
S&P MidCap 400 Value	469,900,295	476,816,550
S&P SmallCap 600	639,862,675	615,286,161
S&P SmallCap 600 Growth	369,212,253	358,029,446
S&P SmallCap 600 Value	271,656,370	270,214,791
S&P 1500	6,816,488	6,844,036

In-kind transactions (see Note 4) for the year ended March 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$5,402,601,095	$2,548,102,511
S&P 500 Growth	2,089,122,126	1,231,969,149
S&P 500 Value	1,332,357,931	1,307,296,087
S&P MidCap 400	1,619,608,462	720,618,338
S&P MidCap 400 Growth	1,594,212,882	1,001,153,692
S&P MidCap 400 Value	1,834,082,094	1,455,765,077
S&P SmallCap 600	4,638,990,949	3,773,958,082
S&P SmallCap 600 Growth	781,299,956	559,495,521
S&P SmallCap 600 Value	1,066,442,577	1,110,287,922
S&P 1500	59,854,907	12,134,629

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	81

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Board authorized a two-for-one stock split for the iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value and iShares S&P SmallCap 600 Value Index Funds, and a three-for-one stock split for the iShares S&P SmallCap 600 Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of two or three, respectively, while decreasing the net asset value per share by a factor of two or three, respectively, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

82	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund and iShares S&P 1500 Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 18, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the fiscal year ended March 31, 2006 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 500	98.72%
S&P 500 Growth	100.00
S&P 500 Value	99.98
S&P MidCap 400	92.62
S&P MidCap 400 Growth	100.00
S&P MidCap 400 Value	91.54
S&P SmallCap 600	93.88
S&P SmallCap 600 Growth	100.00
S&P SmallCap 600 Value	93.48
S&P 1500	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2006:

iShares Index Fund	Qualified Dividend Income
S&P 500	$245,202,730
S&P 500 Growth	38,014,998
S&P 500 Value	62,194,020
S&P MidCap 400	26,739,489
S&P MidCap 400 Growth	8,003,062
S&P MidCap 400 Value	26,594,296
S&P SmallCap 600	25,733,073
S&P SmallCap 600 Growth	5,309,994
S&P SmallCap 600 Value	13,715,571
S&P 1500	1,919,884

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

84	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except for the iShares S&P 1500 Index Fund, the information shown for each Fund is for the period from January 1, 2001 through March 31, 2006, the date of the most recent calendar quarter-end. The information shown for the iShares S&P 1500 Index Fund is for each full calendar quarter completed after the inception date of the Fund through March 31, 2006, the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.38%
Between 0.5% and –0.5%	1,300	98.64
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0%	4	0.30

	1,318	100.00%

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less Than 1.0%	12	0.91
Between 0.5% and –0.5%	1,290	97.88
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0%	4	0.30

	1,318	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.23%
Between 0.5% and –0.5%	1,306	99.08
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0%	3	0.23

	1,318	100.00%

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	7	0.53%
Between 0.5% and –0.5%	1,299	98.56
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0%	4	0.30

	1,318	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.61%
Between 0.5% and –0.5%	1,292	98.02
Less than –0.5% and Greater than –1.0%	10	0.76

Less than –1.0%	8	0.61

	1,318	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	8	0.61%
Between 0.5% and –0.5%	1,298	98.48
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0%	4	0.30

	1,318	100.00%

86	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.68%
Between 0.5% and –0.5%	1,291	97.96
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0%	4	0.30

	1,318	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less Than 1.0%	9	0.68
Between 0.5% and –0.5%	1,290	97.88
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0%	4	0.30

	1,318	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	18	1.37%
Between 0.5% and –0.5%	1,275	96.73
Less than –0.5% and Greater than –1.0%	19	1.44
Less than –1.0%	6	0.46

	1,318	100.00%

ishares S&P 1500 Index Fund

Period Covered: April 1, 2004 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.20%
Between 0.5% and –0.5%	502	99.60
Less than –0.5%	1	0.20

	504	100.00%

SUPPLEMENTAL INFORMATION	87

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 136 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

88	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2004); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2004).	None.

90	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

Notes:

92	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds
iShares KLD Select SocialSM (KLD) iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds
iShares NYSE Composite (NYC) iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

94	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	13.06%	13.07%	13.20%	4.60%	4.48%	4.74%	0.07%	0.08%	0.22%
Russell 1000 Growth	12.93%	12.99%	13.14%	1.45%	1.33%	1.66%	(6.06)%	(6.05)%	(5.86)%
Russell 1000 Value	13.10%	13.10%	13.31%	7.60%	7.46%	7.79%	6.66%	6.67%	6.86%

	Cumulative Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	13.06%	13.07%	13.20%	25.19%	24.47%	26.06%	0.44%	0.47%	1.27%
Russell 1000 Growth	12.93%	12.99%	13.14%	7.45%	6.83%	8.58%	(30.66)%	(30.62)%	(29.79)%
Russell 1000 Value	13.10%	13.10%	13.31%	44.21%	43.32%	45.51%	45.95%	45.96%	47.49%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 13.06%, while the Index returned 13.20%.

PORTFOLIO ALLOCATION As of 3/31/06

Sector	% of Net Assets
Financial	21.50%
Consumer Non-Cyclical	20.84
Communications	11.38
Industrial	11.05
Technology	10.96
Consumer Cyclical	9.15
Energy	8.89
Utilities	3.41
Basic Materials	2.77
Diversified	0.04
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	2.96%
General Electric Co.	2.82
Microsoft Corp.	1.92
Citigroup Inc.	1.88
Bank of America Corp.	1.62
Pfizer Inc.	1.42
Procter & Gamble Co.	1.41
Johnson & Johnson	1.35
American International Group Inc.	1.16
Altria Group Inc.	1.12

TOTAL	17.66%

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 12.93%, while the Growth Index returned 13.14%.

PORTFOLIO ALLOCATION As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	29.06%
Technology	18.25
Industrial	14.66
Consumer Cyclical	13.81
Communications	11.78
Financial	6.38
Energy	3.80
Basic Materials	1.62
Utilities	0.51
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06

Security	% of Net Assets
General Electric Co.	4.26%
Microsoft Corp.	3.84
Procter & Gamble Co.	2.81
Johnson & Johnson	2.68
Cisco Systems Inc.	2.14
Wal-Mart Stores Inc.	1.81
International Business Machines Corp.	1.72
Intel Corp.	1.72
PepsiCo Inc.	1.47
Home Depot Inc.	1.39

TOTAL	23.84%

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 13.10%, while the Value Index returned 13.31%.

PORTFOLIO ALLOCATION As of 3/31/06

Sector	% of Net Assets
Financial	36.67%
Energy	13.69
Consumer Non-Cyclical	12.60
Communications	10.97
Industrial	7.48
Utilities	6.32
Consumer Cyclical	4.48
Basic Materials	3.91
Technology	3.60
Diversified	0.07
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06

Security	% of Net Assets
Exxon Mobil Corp.	5.93%
Citigroup Inc.	3.76
Bank of America Corp.	3.24
Pfizer Inc.	2.83
JP Morgan Chase & Co.	2.24
Chevron Corp.	2.01
American International Group Inc.	1.63
AT&T Inc.	1.62
ConocoPhillips	1.61
Verizon Communications Inc.	1.53

TOTAL	26.40%

The U.S. stock market posted gains during the reporting period, reflecting a robust economic environment and healthy corporate profit growth. Stocks ran in place during the first half of the reporting period as surging energy prices, higher interest rates (the Federal Reserve Board boosted short-term rates to a five-year high), and the disastrous Gulf Coast hurricanes held the market in check. However, these issues faded during the last few months of 2005, allowing stocks to reap the benefits of a resilient U.S. economy and earnings growth that consistently surpassed expectations. The market saved its best quarter for last, rising sharply in the first three months of 2006 as many of the major stock indexes reached their highest levels in nearly five years.

As measured by the Russell indexes, large-capitalization stocks posted the weakest results during the reporting period, trailing the outsized returns of small- and mid-capitalization issues. Value and growth stocks were mixed, with value outperforming among large-capitalization stocks and growth coming out ahead in the mid- and small-capitalization segments of the market.

Seven of the ten sectors in the Index posted double-digit gains for the reporting period, led by the telecommunication services and energy sectors. Heavy merger activity provided a lift to telecom services stocks, while energy stocks continued to benefit from a rise in the price of oil, which increased by 20% during the reporting period. Financials, the largest sector weighting in the Index, also produced strong gains. The two consumer-related sectors, consumer staples and consumer discretionary, and the materials sector were the only segments of the Index to register single-digit returns during the reporting period. Concerns about the negative impact of higher energy prices and rising interest rates on consumer spending contributed to the underperformance of the consumer sectors.

The Value Index is dominated by the financial sector (37% as of March 31, 2006), which posted solid gains during the reporting period. The top performers in the Value Index were information technology and industrial stocks, while consumer discretionary was the only sector to decline. Sector performance in the Growth Index mirrored that of the Index, with energy, telecom, and financials producing the best returns. However, these sectors combined made up just 11% of the Growth Index as of March 31, 2006, compared with 34% of the Index.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The two largest sector weightings in the Growth Index were information technology and health care, both of which delivered double-digit gains.

Seven of the Fund’s ten largest holdings as of March 31, 2006, posted positive returns for the reporting period. The top performer was insurance broker American International Group Inc., which rebounded from an accounting scandal that led to the resignation of the company’s CEO in early 2005. Software titan Microsoft Corp., which benefited from increased profitability and new product introductions, was the only other top ten holding to gain more than 10% during the reporting period. Other solid performers included consumer products makers Procter & Gamble Co., which acquired Gillette during the reporting period, and Altria Group Inc. The biggest decliners were two pharmaceutical companies, Johnson & Johnson and Pfizer Inc. Johnson & Johnson declined after losing a bidding war for medical products maker Guidant Corp., while Pfizer Inc. continued to struggle with patent expirations and the withdrawal of a key drug due to health concerns.

The two best performers among the top ten holdings of the Value Fund as of March 31, 2006, were financial stocks JP Morgan Chase & Co. and American International Group Inc. Telecommunication services provider AT&T Inc., which merged with SBC Communications, and integrated oil company ConocoPhillips also produced strong results. The only three stocks among the top ten holdings to decline during the reporting period were Pfizer Inc., telecom provider Verizon Communications Inc., and oil & gas producer Chevron Corp.

In the Growth Fund, the best performers among the top ten holdings as of March 31, 2006, were information technology stocks, led by network equipment maker Cisco Systems Inc. and Microsoft Corp. Home improvement retailer Home Depot Inc. was the only other stock among the top ten to post a double-digit return. Among the five decliners, semiconductor manufacturer Intel Corp. and Johnson & Johnson posted the weakest returns.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	25.69%	26.06%	25.85%	12.36%	12.42%	12.59%	9.73%	9.73%	10.00%
Russell 2000 Growth	27.67%	27.89%	27.84%	8.32%	8.28%	8.59%	0.00%	(0.02)%	0.23%
Russell 2000 Value	23.51%	23.74%	23.77%	15.93%	15.92%	16.24%	16.54%	16.52%	16.85%

	Cumulative Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	25.69%	26.06%	25.85%	79.09%	79.54%	80.93%	72.35%	72.29%	74.83%
Russell 2000 Growth	27.67%	27.89%	27.84%	49.15%	48.81%	50.99%	(0.02)%	(0.12)%	1.29%
Russell 2000 Value	23.51%	23.74%	23.77%	109.37%	109.31%	112.22%	138.79%	138.54%	142.51%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 25.69%, while the Index returned 25.85%.

PORTFOLIO ALLOCATION As of 3/31/06

Sector	% of Net Assets
Financial	20.07%
Consumer Non-Cyclical	18.76
Industrial	14.91
Consumer Cyclical	12.74
Technology	10.87
Communications	9.63
Energy	6.46
Basic Materials	4.24
Utilities	2.33
Diversified	0.23
Short-Term and Other Net Assets	(0.24)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06

Security	% of Net Assets
Amylin Pharmaceuticals Inc.	0.39%
Level 3 Communications Inc.	0.31
Intuitive Surgical Inc.	0.30
Vertex Pharmaceuticals Inc.	0.29
Rambus Inc.	0.29
Cimarex Energy Co.	0.26
Frontier Oil Corp.	0.24
Commercial Metals Co.	0.24
Eagle Materials Inc.	0.24
Flowserve Corp.	0.23

TOTAL	2.79%

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 27.67%, while the Growth Index returned 27.84%.

PORTFOLIO ALLOCARION As of 3/31/06

Sector	% of Net Assets
Consumer Non-Cyclical	26.16%
Technology	14.89
Industrial	14.19
Consumer Cyclical	13.51
Communications	11.39
Financial	8.89
Energy	8.30
Basic Materials	2.66
Diversified	0.40
Utilities	0.10
Short-Term and Other Net Assets	(0.49)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06

Security	% of Net Assets
Amylin Pharmaceuticals Inc.	0.77%
Intuitive Surgical Inc.	0.59
Frontier Oil Corp.	0.47
Eagle Materials Inc.	0.46
JLG Industries Inc.	0.45
Helix Energy Solutions Group Inc.	0.42
Rambus Inc.	0.38
Walter Industries Inc.	0.38
GameStop Corp. Class A	0.37
Pediatrix Medical Group Inc.	0.37

TOTAL	4.66%

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 23.51%, while the Value Index returned 23.77%.

PORTFOLIO ALLOCATION As of 3/31/06

Sector	% of Net Assets
Financial	31.65%
Industrial	15.64
Consumer Cyclical	11.94
Consumer Non-Cyclical	11.12
Communications	7.82
Technology	6.69
Basic Materials	5.89
Utilities	4.64
Energy	4.56
Diversified	0.05
Short-Term and Other Net Assets	0.00[a]

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06

Security	% of Net Assets
Level 3 Communications Inc.	0.63%
Vertex Pharmaceuticals Inc.	0.59
Cimarex Energy Co.	0.52
Commercial Metals Co.	0.48
Flowserve Corp.	0.48
CIENA Corp.	0.44
Sierra Pacific Resources Corp.	0.41
Brandywine Realty Trust	0.41
Shaw Group Inc. (The)	0.35
Carpenter Technology Corp.	0.35

TOTAL	4.66%

[a]	Rounds to less than 0.01%

The U.S. stock market posted gains during the reporting period, reflecting a robust economic environment and healthy corporate profit growth. Stocks ran in place during the first half of the reporting period as surging energy prices, higher interest rates (the Federal Reserve Board boosted short-term rates to a five-year high), and the disastrous Gulf Coast hurricanes held the market in check. However, these issues faded during the last few months of 2005, allowing stocks to reap the benefits of a resilient U.S. economy and earnings growth that consistently surpassed expectations. The market saved its best quarter for last, rising sharply in the first three months of 2006 as many of the major stock indexes reached their highest levels in nearly five years.

As measured by the Russell indexes, small-capitalization stocks posted the best returns during the reporting period, thanks largely to a surge in the last six months. Mid-capitalization issues also performed well, outpacing large-capitalization shares. Value and growth stocks were mixed, with growth outperforming among mid- and small-capitalization stocks and value coming out ahead in the large-capitalization segment of the market.

Eight of the ten sectors in the Index posted double-digit gains for the reporting period, led by the energy and telecommunication services sectors. Energy stocks continued to benefit from a rise in the price of oil, which increased by 20% during the reporting period, while heavy merger activity provided a lift to telecom services stocks. Financials and information technology, the two largest sector weightings in the Index, also produced strong gains. The consumer staples and utilities sectors were the only segments of the Index to register single-digit returns during the reporting period. The consumer staples sector typically underperforms when the economy is strong, while rising interest rates and falling natural gas prices weighed on utilities stocks.

The Value Index is dominated by the financial sector (32% as of March 31, 2006), which posted solid gains during the reporting period. The top performers in the Value Index were telecom services and industrial stocks, while utilities and consumer staples registered the weakest returns.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

In the Growth Index, every sector returned more than 10% for the reporting period. The energy, materials, and utilities sectors produced the best results, while the two consumer-related sectors, consumer staples and consumer discretionary, generated the lowest gains.

Each of the Fund’s ten largest holdings as of March 31, 2006, posted double-digit returns for the reporting period, with eight reaching triple digits. The top two performers – biotechnology firm Vertex Pharmaceuticals Inc. and oil and gas producer Frontier Oil Corp. – each gained more than 200%. A successful clinical trial for a hepatitis C drug provided a lift to Vertex Pharmaceuticals Inc., while Frontier Oil Corp. benefited from improving profit margins on refinery production. Semiconductor manufacturer Rambus Inc. was also a strong performer. The weakest performer in the top ten was energy exploration company Cimarex Energy Co.

The two best performers among the top ten holdings of the Value Fund as of March 31, 2006, were Vertex Pharmaceuticals Inc. and telecom services provider Level 3 Communications Inc., the Value Fund’s largest holding. Communications equipment maker CIENA Corp. and pump manufacturer Flowserve Corp. also posted triple-digit returns for the reporting period. The lesser performers included Cimarex Energy Co. and office-based real estate investment trust Brandywine Realty Trust, though both stocks had gains of more than 10%.

In the Growth Fund, the best performers among the top ten holdings as of March 31, 2006, were Frontier Oil Corp., Rambus Inc., and construction equipment maker JLG Industries Inc., which got a boost from increased construction activity. Pediatric care services provider Pediatrix Medical Group Inc. and video game retailer GameStop Corp. each gained about 50% for the reporting period – and they were the worst performers among the top ten.

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
Russell 1000
Actual	$ 1,000.00	$ 1,066.30	0.16%	$ 0.82
Hypothetical (5% return before expenses)	1,000.00	1,024.13	0.16	0.81
Russell 1000 Growth
Actual	1,000.00	1,060.70	0.21	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06
Russell 1000 Value
Actual	1,000.00	1,071.60	0.21	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06
Russell 2000
Actual	1,000.00	1,151.60	0.21	1.13
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
Russell 2000 Growth
Actual	$ 1,000.00	$ 1,161.10	0.26%	$ 1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
Russell 2000 Value
Actual	1,000.00	1,141.40	0.26	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days).

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$6,467,659	0.25%

		6,467,659	0.25
AEROSPACE & DEFENSE
Boeing Co. (The)	160,103	12,476,827	0.49
United Technologies Corp.	198,340	11,497,770	0.45
Other securities[1]		24,620,087	0.98

		48,594,684	1.92
AGRICULTURE
Altria Group Inc.	401,178	28,427,473	1.12
Other securities[1]		12,372,003	0.49

		40,799,476	1.61
AIRLINES
Other securities[1]		3,997,119	0.16

		3,997,119	0.16
APPAREL
Other securities[1]		9,686,671	0.38

		9,686,671	0.38
AUTO MANUFACTURERS
Other securities[1]		8,189,998	0.32

		8,189,998	0.32
AUTO PARTS & EQUIPMENT
Other securities[1]		5,268,146	0.21

		5,268,146	0.21
BANKS
Bank of America Corp.	902,011	41,077,581	1.62
U.S. Bancorp	355,118	10,831,099	0.43
Wachovia Corp.	313,214	17,555,645	0.69
Wells Fargo & Co.	326,883	20,878,017	0.82
Other securities[1]		72,129,017	2.85

		162,471,359	6.41
BEVERAGES
Coca-Cola Co. (The)	403,498	16,894,461	0.67
PepsiCo Inc.	324,414	18,747,885	0.74
Other securities[1]		11,135,812	0.43

		46,778,158	1.84
BIOTECHNOLOGY
Amgen Inc.[2]	239,743	17,441,303	0.69
Other securities[1]		23,503,324	0.92

		40,944,627	1.61
BUILDING MATERIALS
Other securities[1]		8,716,890	0.34

		8,716,890	0.34
CHEMICALS
Other securities[1]		37,444,712	1.48

		37,444,712	1.48
COAL
Other securities[1]		5,485,227	0.22

		5,485,227	0.22
COMMERCIAL SERVICES
Other securities[1]		30,540,190	1.20

		30,540,190	1.20
COMPUTERS
Dell Inc.[2]	447,681	13,322,987	0.53
Hewlett-Packard Co.	560,963	18,455,683	0.73
International Business Machines Corp.	312,532	25,774,514	1.02
Other securities[1]		41,123,814	1.61

		98,676,998	3.89
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	618,906	35,661,364	1.41
Other securities[1]		10,196,427	0.40

		45,857,791	1.81
DISTRIBUTION & WHOLESALE
Other securities[1]		5,827,189	0.23

		5,827,189	0.23
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	211,955	11,138,235	0.44
Citigroup Inc.	1,007,692	47,593,293	1.88
Goldman Sachs Group Inc. (The)	75,816	11,900,079	0.47
JP Morgan Chase & Co.	681,633	28,383,198	1.12
Merrill Lynch & Co. Inc.	182,620	14,383,151	0.57
Morgan Stanley	212,270	13,334,801	0.53
Other securities[1]		71,836,845	2.82

		198,569,602	7.83

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$77,070,132	3.04%

		77,070,132	3.04
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		10,275,668	0.40

		10,275,668	0.40
ELECTRONICS
Other securities[1]		17,359,186	0.68

		17,359,186	0.68
ENGINEERING & CONSTRUCTION
Other securities[1]		2,391,088	0.09

		2,391,088	0.09
ENTERTAINMENT
Other securities[1]		4,973,113	0.20

		4,973,113	0.20
ENVIRONMENTAL CONTROL
Other securities[1]		6,356,039	0.25

		6,356,039	0.25
FOOD
Other securities[1]		37,341,311	1.47

		37,341,311	1.47
FOREST PRODUCTS & PAPER
Other securities[1]		11,818,236	0.47

		11,818,236	0.47
GAS
Other securities[1]		8,544,395	0.34

		8,544,395	0.34
HAND & MACHINE TOOLS
Other securities[1]		2,534,783	0.10

		2,534,783	0.10
HEALTH CARE-PRODUCTS
Johnson & Johnson	576,013	34,111,490	1.35
Medtronic Inc.	234,351	11,893,313	0.47
Other securities[1]		39,378,365	1.55

		85,383,168	3.37
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	263,878	14,740,225	0.58
Other securities[1]		33,754,643	1.33

		48,494,868	1.91
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		931,293	0.04

		931,293	0.04
HOME BUILDERS
Other securities[1]		11,300,412	0.45

		11,300,412	0.45
HOME FURNISHINGS
Other securities[1]		2,837,705	0.11

		2,837,705	0.11
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,978,115	0.47

		11,978,115	0.47
HOUSEWARES
Other securities[1]		1,734,953	0.07

		1,734,953	0.07
INSURANCE
American International Group Inc.	444,507	29,377,468	1.16
Other securities[1]		85,273,572	3.36

		114,651,040	4.52
INTERNET
Google Inc. Class A2	31,941	12,456,990	0.49
Other securities[1]		28,935,952	1.14

		41,392,942	1.63
INVESTMENT COMPANIES
Other securities[1]		1,599,486	0.06

		1,599,486	0.06
IRON & STEEL
Other securities[1]		5,722,548	0.23

		5,722,548	0.23
LEISURE TIME
Other securities[1]		4,646,381	0.18

		4,646,381	0.18
LODGING
Other securities[1]		13,303,038	0.52

		13,303,038	0.52
MACHINERY
Other securities[1]		20,659,040	0.81

		20,659,040	0.81

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	2,054,369	$71,450,954	2.82%
3M Co.	149,111	11,286,212	0.45
Other securities[1]		33,229,143	1.30

		115,966,309	4.57
MEDIA
Time Warner Inc.	888,752	14,922,146	0.59
Walt Disney Co. (The)	372,729	10,395,412	0.41
Other securities[1]		58,611,203	2.31

		83,928,761	3.31
METAL FABRICATE & HARDWARE
Other securities[1]		2,007,401	0.08

		2,007,401	0.08
MINING
Other securities[1]		15,027,317	0.59

		15,027,317	0.59
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,721,394	0.19

		4,721,394	0.19
OFFICE FURNISHINGS
Other securities[1]		1,231,371	0.05

		1,231,371	0.05
OIL & GAS
Chevron Corp.	439,005	25,449,120	1.00
ConocoPhillips	269,926	17,045,827	0.67
Exxon Mobil Corp.	1,233,041	75,042,875	2.96
Other securities[1]		72,794,877	2.88

		190,332,699	7.51
OIL & GAS SERVICES
Other securities[1]		20,182,089	0.80

		20,182,089	0.80
PACKAGING & CONTAINERS
Other securities[1]		5,162,620	0.20

		5,162,620	0.20
PHARMACEUTICALS
Abbott Laboratories	300,446	12,759,942	0.50
Lilly (Eli) & Co.	190,132	10,514,300	0.42
Merck & Co. Inc.	426,837	15,037,468	0.59
Pfizer Inc.	1,440,308	35,892,475	1.42
Wyeth	259,334	12,582,886	0.50
Other securities[1]		53,923,296	2.12

		140,710,367	5.55
PIPELINES
Other securities[1]		9,046,026	0.36

		9,046,026	0.36
REAL ESTATE
Other securities[1]		2,298,239	0.09

		2,298,239	0.09
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		47,771,999	1.88

		47,771,999	1.88
RETAIL
Home Depot Inc.	418,209	17,690,241	0.70
Wal-Mart Stores Inc.	487,919	23,049,294	0.91
Other securities[1]		113,923,645	4.49

		154,663,180	6.10
SAVINGS & LOANS
Other securities[1]		17,907,966	0.71

		17,907,966	0.71
SEMICONDUCTORS
Intel Corp.	1,127,874	21,824,362	0.86
Texas Instruments Inc.	322,067	10,457,515	0.41
Other securities[1]		40,895,284	1.62

		73,177,161	2.89
SOFTWARE
Microsoft Corp.	1,793,582	48,803,366	1.92
Oracle Corp.[2]	759,024	10,391,039	0.41
Other securities[1]		41,910,895	1.66

		101,105,300	3.99
TELECOMMUNICATIONS
AT&T Inc.	760,850	20,573,384	0.81
BellSouth Corp.	354,767	12,292,677	0.48
Cisco Systems Inc.[2]	1,252,183	27,134,806	1.07
Motorola Inc.	475,148	10,885,641	0.43
QUALCOMM Inc.	316,490	16,017,559	0.63
Sprint Nextel Corp.	539,530	13,941,455	0.55
Verizon Communications Inc.	567,383	19,325,065	0.76
Other securities[1]		36,694,555	1.46

		156,865,142	6.19

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$1,961,701	0.08%

		1,961,701	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		2,232,432	0.09

		2,232,432	0.09
TRANSPORTATION
Other securities[1]		40,947,427	1.61

		40,947,427	1.61
WATER
Other securities[1]		684,177	0.03

		684,177	0.03

TOTAL COMMON STOCKS (Cost: $2,437,814,617)		2,535,546,514	99.99
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		199,320	0.01

		199,320	0.01
COMMERCIAL PAPER[3]
Other securities[1]		1,713,418	0.07

		1,713,418	0.07
MEDIUM-TERM NOTES[3]
Other securities[1]		410,844	0.02

		410,844	0.02
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	2,818,700	2,818,700	0.11

		2,818,700	0.11
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		1,162,724	0.04

		1,162,724	0.04
TIME DEPOSITS[3]
Other securities[1]		456,610	0.02

		456,610	0.02
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		3,953,855	0.15

		3,953,855	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,715,471)		10,715,471	0.42

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,448,530,088)		2,546,261,985	100.41
Other Assets, Less Liabilities		(10,514,027)	(0.41)

NET ASSETS		$2,535,747,958	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Aggregated repurchase agreements in the amount of $1,162,724, due 4/3/06, with a total maturity value of $1,163,201 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $1,216,833, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$28,441,943	0.49%

		28,441,943	0.49
AEROSPACE & DEFENSE
Boeing Co. (The)	737,474	57,471,349	0.98
Lockheed Martin Corp.	329,668	24,767,957	0.42
United Technologies Corp.	913,575	52,959,943	0.91
Other securities[1]		24,868,959	0.42

		160,068,208	2.73
AGRICULTURE
Altria Group Inc.	746,700	52,911,162	0.90
Other securities[1]		19,165,286	0.33

		72,076,448	1.23
AIRLINES
Other securities[1]		11,990,894	0.20

		11,990,894	0.20
APPAREL
Other securities[1]		29,690,612	0.51

		29,690,612	0.51
AUTO MANUFACTURERS
Other securities[1]		15,096,452	0.26

		15,096,452	0.26
AUTO PARTS & EQUIPMENT
Other securities[1]		5,033,744	0.09

		5,033,744	0.09
BANKS
Other securities[1]		42,552,003	0.73

		42,552,003	0.73
BEVERAGES
Coca-Cola Co. (The)	1,158,013	48,486,004	0.83
PepsiCo Inc.	1,494,509	86,367,675	1.47
Other securities[1]		23,878,957	0.41

		158,732,636	2.71
BIOTECHNOLOGY
Amgen Inc.[2]	1,104,426	80,346,991	1.37
Genentech Inc.[2]	413,906	34,979,196	0.60
Other securities[1]		60,402,129	1.03

		175,728,316	3.00
BUILDING MATERIALS
Other securities[1]		28,451,976	0.49

		28,451,976	0.49
CHEMICALS
Dow Chemical Co. (The)	809,837	32,879,382	0.56
Other securities[1]		37,399,290	0.64

		70,278,672	1.20
COAL
Other securities[1]		20,331,039	0.35

		20,331,039	0.35
COMMERCIAL SERVICES
Other securities[1]		95,760,751	1.64

		95,760,751	1.64
COMPUTERS
Apple Computer Inc.[2]	735,335	46,120,211	0.79
Dell Inc.[2]	2,060,923	61,333,068	1.05
EMC Corp.[2]	2,144,356	29,227,572	0.50
International Business Machines Corp.	1,219,562	100,577,278	1.72
Other securities[1]		67,542,598	1.15

		304,800,727	5.21
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	2,851,487	164,302,681	2.81
Other securities[1]		37,627,626	0.64

		201,930,307	3.45
DISTRIBUTION & WHOLESALE
Other securities[1]		13,429,025	0.23

		13,429,025	0.23
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	976,272	51,303,094	0.88
Other securities[1]		137,561,101	2.35

		188,864,195	3.23
ELECTRIC
Other securities[1]		29,104,036	0.50

		29,104,036	0.50
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	311,637	26,062,202	0.44
Other securities[1]		11,026,645	0.19

		37,088,847	0.63

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[1]		$50,204,296	0.86%

		50,204,296	0.86
ENGINEERING & CONSTRUCTION
Other securities[1]		10,184,225	0.17

		10,184,225	0.17
ENTERTAINMENT
Other securities[1]		20,900,555	0.36

		20,900,555	0.36
ENVIRONMENTAL CONTROL
Other securities[1]		9,587,500	0.16

		9,587,500	0.16
FOOD
Other securities[1]		68,180,770	1.16

		68,180,770	1.16
HAND & MACHINE TOOLS
Other securities[1]		5,743,283	0.10

		5,743,283	0.10
HEALTH CARE - PRODUCTS
Johnson & Johnson	2,653,848	157,160,879	2.68
Medtronic Inc.	1,079,464	54,782,798	0.94
Other securities[1]		178,836,512	3.05

		390,780,189	6.67
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,215,554	67,900,846	1.16
Other securities[1]		119,340,303	2.04

		187,241,149	3.20
HOME BUILDERS
Other securities[1]		30,035,058	0.51

		30,035,058	0.51
HOME FURNISHINGS
Other securities[1]		7,647,674	0.13

		7,647,674	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		28,828,102	0.49

		28,828,102	0.49
HOUSEWARES
Other securities[1]		2,939,290	0.05

		2,939,290	0.05
INSURANCE
American International Group Inc.	608,218	40,197,128	0.69
Other securities[1]		49,522,989	0.84

		89,720,117	1.53
INTERNET
eBay Inc.[2]	972,135	37,971,593	0.65
Google Inc. Class A2	147,125	57,378,750	0.98
Yahoo! Inc.[2]	1,080,524	34,857,704	0.60
Other securities[1]		50,435,432	0.86

		180,643,479	3.09
IRON & STEEL
Other securities[1]		5,270,657	0.09

		5,270,657	0.09
LEISURE TIME
Other securities[1]		17,739,071	0.30

		17,739,071	0.30
LODGING
Other securities[1]		51,632,963	0.88

		51,632,963	0.88
MACHINERY
Caterpillar Inc.	609,903	43,797,134	0.75
Other securities[1]		29,956,502	0.51

		73,753,636	1.26
MANUFACTURING
General Electric Co.	7,174,977	249,545,700	4.26
3M Co.	686,819	51,985,329	0.89
Other securities[1]		72,489,459	1.24

		374,020,488	6.39
MEDIA
Other securities[1]		141,565,376	2.42

		141,565,376	2.42
METAL FABRICATE & HARDWARE
Other securities[1]		3,490,038	0.06

		3,490,038	0.06
MINING
Other securities[1]		19,367,111	0.33

		19,367,111	0.33

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		$4,623,776	0.08%

		4,623,776	0.08
OFFICE FURNISHINGS
Other securities[1]		5,288,156	0.09

		5,288,156	0.09
OIL & GAS
Other securities[1]		94,476,014	1.61

		94,476,014	1.61
OIL & GAS SERVICES
Halliburton Co.	398,093	29,068,751	0.50
Other securities[1]		56,992,558	0.97

		86,061,309	1.47
PACKAGING & CONTAINERS
Other securities[1]		5,077,980	0.09

		5,077,980	0.09
PHARMACEUTICALS
Abbott Laboratories	1,210,942	51,428,707	0.88
Gilead Sciences Inc.[2]	403,218	25,088,224	0.43
Lilly (Eli) & Co.	817,067	45,183,805	0.77
Schering-Plough Corp.	1,316,430	24,999,006	0.43
Wyeth	594,876	28,863,384	0.49
Other securities[1]		146,745,320	2.51

		322,308,446	5.51
PIPELINES
Other securities[1]		21,677,390	0.37

		21,677,390	0.37
REAL ESTATE
Other securities[1]		10,642,935	0.18

		10,642,935	0.18
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		26,547,089	0.45

		26,547,089	0.45
RETAIL
Home Depot Inc.	1,926,576	81,494,165	1.39
Lowe’s Companies Inc.	691,146	44,537,448	0.76
Starbucks Corp.[2]	695,732	26,187,352	0.45
Target Corp.	790,325	41,104,803	0.70
Walgreen Co.	912,450	39,353,969	0.67
Wal-Mart Stores Inc.	2,247,839	106,187,914	1.81
Other securities[1]		249,968,739	4.28

		588,834,390	10.06
SAVINGS & LOANS
Other securities[1]		15,224,235	0.26

		15,224,235	0.26
SEMICONDUCTORS
Applied Materials Inc.	1,488,445	26,062,672	0.44
Intel Corp.	5,194,134	100,506,493	1.72
Texas Instruments Inc.	1,483,431	48,167,005	0.82
Other securities[1]		135,220,403	2.31

		309,956,573	5.29
SOFTWARE
First Data Corp.	694,901	32,535,265	0.55
Microsoft Corp.	8,263,846	224,859,250	3.84
Oracle Corp.[2]	3,496,016	47,860,459	0.82
Other securities[1]		144,001,160	2.46

		449,256,134	7.67
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	5,768,976	125,013,710	2.14
Corning Inc.[2]	1,360,300	36,605,673	0.62
Motorola Inc.	1,753,007	40,161,390	0.69
QUALCOMM Inc.	1,457,943	73,786,495	1.26
Other securities[1]		62,969,704	1.07

		338,536,972	5.78
TEXTILES
Other securities[1]		6,202,247	0.11

		6,202,247	0.11
TOYS, GAMES & HOBBIES
Other securities[1]		1,855,418	0.03

		1,855,418	0.03
TRANSPORTATION
FedEx Corp.	269,587	30,447,156	0.52
United Parcel Service Inc. Class B	547,769	43,481,903	0.74
Other securities[1]		26,805,846	0.46

		100,734,905	1.72
WATER
Other securities[1]		327,720	0.01

		327,720	0.01

TOTAL COMMON STOCKS (Cost: $5,502,417,372)		5,846,557,547	99.87

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		$211,601	0.00%

		211,601	0.00
COMMERCIAL PAPER[3]
Other securities[1]		1,818,960	0.03

		1,818,960	0.03
MEDIUM-TERM NOTES[3]
Other securities[1]		436,151	0.01

		436,151	0.01
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	4,638,911	4,638,911	0.08

		4,638,911	0.08
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		1,234,342	0.02

		1,234,342	0.02
TIME DEPOSITS[3]
Other securities[1]		484,734	0.01

		484,734	0.01
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		4,197,387	0.07

		4,197,387	0.07

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,022,086)		13,022,086	0.22

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,515,439,458)		5,859,579,633	100.09
Other Assets, Less Liabilities		(5,514,444)	(0.09)

NET ASSETS		$5,854,065,189	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Aggregated repurchase agreements in the amount of $1,234,342, due 4/3/06, with a total maturity value of $1,234,849 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $1,291,784, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,432,937	0.02%

		1,432,937	0.02
AEROSPACE & DEFENSE
General Dynamics Corp.	373,669	23,907,343	0.39
Other securities[1]		42,610,590	0.70

		66,517,933	1.09
AGRICULTURE
Altria Group Inc.	1,150,932	81,555,042	1.34
Other securities[1]		39,587,651	0.65

		121,142,693	1.99
AIRLINES
Other securities[1]		6,672,851	0.11

		6,672,851	0.11
APPAREL
Other securities[1]		15,578,442	0.26

		15,578,442	0.26
AUTO MANUFACTURERS
Other securities[1]		23,752,441	0.39

		23,752,441	0.39
AUTO PARTS & EQUIPMENT
Other securities[1]		20,043,672	0.33

		20,043,672	0.33
BANKS
Bank of America Corp.	4,342,115	197,739,917	3.24
Bank of New York Co. Inc. (The)	724,107	26,096,816	0.43
SunTrust Banks Inc.	337,044	24,523,322	0.40
U.S. Bancorp	1,708,960	52,123,280	0.86
Wachovia Corp.	1,507,534	84,497,281	1.39
Wells Fargo & Co.	1,414,475	90,342,518	1.48
Other securities[1]		262,243,371	4.30

		737,566,505	12.10
BEVERAGES
Coca-Cola Co. (The)	732,136	30,654,534	0.50
Other securities[1]		28,721,182	0.47

		59,375,716	0.97
BIOTECHNOLOGY
Other securities[1]		13,418,958	0.22

		13,418,958	0.22
BUILDING MATERIALS
Other securities[1]		12,178,265	0.20

		12,178,265	0.20
CHEMICALS
Du Pont (E.I.) de Nemours and Co.	714,096	30,141,992	0.50
Other securities[1]		76,899,057	1.26

		107,041,049	1.76
COAL
Other securities[1]		5,181,843	0.08

		5,181,843	0.08
COMMERCIAL SERVICES
Other securities[1]		47,342,188	0.78

		47,342,188	0.78
COMPUTERS
Hewlett-Packard Co.	2,700,009	88,830,296	1.46
Other securities[1]		67,641,559	1.11

		156,471,855	2.57
COSMETICS & PERSONAL CARE
Other securities[1]		9,768,336	0.16

		9,768,336	0.16
DISTRIBUTION & WHOLESALE
Other securities[1]		14,148,269	0.23

		14,148,269	0.23
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	4,850,912	229,108,574	3.76
Federal Home Loan Mortgage Corp.	641,963	39,159,743	0.64
Federal National Mortgage Association	902,525	46,389,785	0.76
Goldman Sachs Group Inc. (The)	312,835	49,102,582	0.81
JP Morgan Chase & Co.	3,281,096	136,624,837	2.24
Lehman Brothers Holdings Inc.	257,909	37,275,588	0.61
Merrill Lynch & Co. Inc.	878,918	69,223,582	1.14
Morgan Stanley	921,484	57,887,625	0.95
Other securities[1]		93,535,015	1.53

		758,307,331	12.44

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Duke Energy Corp.	1,152,594	$33,598,115	0.55%
Exelon Corp.	623,341	32,974,739	0.54
Other securities[1]		274,130,487	4.50

		340,703,341	5.59
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		10,745,189	0.18

		10,745,189	0.18
ELECTRONICS
Other securities[1]		30,941,337	0.51

		30,941,337	0.51
ENGINEERING & CONSTRUCTION
Other securities[1]		926,296	0.02

		926,296	0.02
ENTERTAINMENT
Other securities[1]		2,135,780	0.04

		2,135,780	0.04
ENVIRONMENTAL CONTROL
Other securities[1]		20,663,108	0.34

		20,663,108	0.34
FOOD
Other securities[1]		108,368,026	1.78

		108,368,026	1.78
FOREST PRODUCTS & PAPER
Other securities[1]		57,078,316	0.94

		57,078,316	0.94
GAS
Other securities[1]		41,153,162	0.68

		41,153,162	0.68
HAND & MACHINE TOOLS
Other securities[1]		6,234,800	0.10

		6,234,800	0.10
HEALTH CARE - PRODUCTS
Other securities[1]		2,695,554	0.04

		2,695,554	0.04
HEALTH CARE - SERVICES
Other securities[1]		37,843,260	0.62

		37,843,260	0.62
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		4,512,921	0.07

		4,512,921	0.07
HOME BUILDERS
Other securities[1]		23,300,785	0.38

		23,300,785	0.38
HOME FURNISHINGS
Other securities[1]		5,521,769	0.09

		5,521,769	0.09
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		27,532,889	0.45

		27,532,889	0.45
HOUSEWARES
Other securities[1]		5,307,558	0.09

		5,307,558	0.09
INSURANCE
Allstate Corp. (The)	623,099	32,469,689	0.53
American International Group Inc.	1,504,187	99,411,719	1.63
Prudential Financial Inc.	450,091	34,121,399	0.56
St. Paul Travelers Companies Inc.	628,248	26,254,484	0.43
Other securities[1]		266,144,172	4.37

		458,401,463	7.52
INTERNET
Other securities[1]		10,643,575	0.17

		10,643,575	0.17
INVESTMENT COMPANIES
Other securities[1]		7,715,332	0.13

		7,715,332	0.13
IRON & STEEL
Other securities[1]		22,111,510	0.36

		22,111,510	0.36
LEISURE TIME
Other securities[1]		3,766,813	0.06

		3,766,813	0.06
LODGING
Other securities[1]		10,182,119	0.17

		10,182,119	0.17

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$22,425,659	0.37%

		22,425,659	0.37
MANUFACTURING
General Electric Co.	2,393,298	83,238,904	1.37
Honeywell International Inc.	795,400	34,019,258	0.56
Other securities[1]		50,457,674	0.82

		167,715,836	2.75
MEDIA
Comcast Corp. Class A2	997,316	26,089,787	0.43
Time Warner Inc.	4,046,498	67,940,701	1.11
Walt Disney Co. (The)	1,363,182	38,019,146	0.62
Other securities[1]		123,983,069	2.04

		256,032,703	4.20
METAL FABRICATE & HARDWARE
Other securities[1]		6,038,302	0.10

		6,038,302	0.10
MINING
Alcoa Inc.	813,205	24,851,545	0.41
Other securities[1]		27,052,254	0.44

		51,903,799	0.85
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		17,951,891	0.29

		17,951,891	0.29
OFFICE FURNISHINGS
Other securities[1]		588,618	0.01

		588,618	0.01
OIL & GAS
Chevron Corp.	2,113,150	122,499,306	2.01
ConocoPhillips	1,557,585	98,361,493	1.61
Devon Energy Corp.	414,278	25,341,385	0.42
Exxon Mobil Corp.	5,935,918	361,259,969	5.93
Marathon Oil Corp.	338,698	25,798,627	0.42
Occidental Petroleum Corp.	392,455	36,360,956	0.60
Valero Energy Corp.	552,816	33,047,341	0.54
Other securities[1]		98,101,795	1.61

		800,770,872	13.14
OIL & GAS SERVICES
Other securities[1]		7,265,162	0.12

		7,265,162	0.12
PACKAGING & CONTAINERS
Other securities[1]		19,676,296	0.32

		19,676,296	0.32
PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,084,213	26,682,482	0.44
Merck & Co. Inc.	1,579,777	55,655,544	0.91
Pfizer Inc.	6,933,276	172,777,238	2.83
Wyeth	626,521	30,398,799	0.50
Other securities[1]		54,922,032	0.91

		340,436,095	5.59
PIPELINES
Other securities[1]		21,069,101	0.35

		21,069,101	0.35
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		202,629,241	3.32

		202,629,241	3.32
RETAIL
McDonald’s Corp.	1,181,857	40,608,607	0.67
Other securities[1]		88,736,304	1.45

		129,344,911	2.12
SAVINGS & LOANS
Washington Mutual Inc.	922,269	39,307,105	0.65
Other securities[1]		31,167,005	0.51

		70,474,110	1.16
SEMICONDUCTORS
Other securities[1]		28,152,824	0.46

		28,152,824	0.46
SOFTWARE
Other securities[1]		17,202,148	0.28

		17,202,148	0.28
TELECOMMUNICATIONS
AT&T Inc.	3,662,199	99,025,861	1.62
BellSouth Corp.	1,707,349	59,159,643	0.97
Sprint Nextel Corp.	2,144,827	55,422,330	0.91

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	2,730,952	$93,016,225	1.53%
Other securities[1]		94,634,745	1.55

		401,258,804	6.58
TEXTILES
Other securities[1]		3,009,807	0.05

		3,009,807	0.05
TOYS, GAMES & HOBBIES
Other securities[1]		8,979,890	0.15

		8,979,890	0.15
TRANSPORTATION
Burlington Northern Santa Fe Corp.	351,107	29,257,746	0.48
Union Pacific Corp.	245,213	22,890,634	0.38
Other securities[1]		39,384,956	0.64

		91,533,336	1.50
WATER
Other securities[1]		2,964,026	0.05

		2,964,026	0.05

TOTAL COMMON STOCKS (Cost: $5,500,241,907)		6,081,849,618	99.79
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		594,728	0.01

		594,728	0.01
COMMERCIAL PAPER[3]
Other securities[1]		5,112,397	0.09

		5,112,397	0.09
MEDIUM-TERM NOTES[3]
Other securities[1]		1,225,853	0.02

		1,225,853	0.02
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	5,003,333	5,003,333	0.08

		5,003,333	0.08
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		3,469,261	0.06

		3,469,261	0.06
TIME DEPOSITS[3]
Other securities[1]		1,362,402	0.02

		1,362,402	0.02
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		11,797,247	0.19

		11,797,247	0.19

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,565,221)		28,565,221	0.47

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,528,807,128)		6,110,414,839	100.26
Other Assets, Less Liabilities		(16,139,446)	(0.26)

NET ASSETS		$6,094,275,393	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.
[2]	Non-income earning security.
[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	The rate quoted is the annualized seven-day yield of the fund at period end.
[6]	Aggregated repurchase agreements in the amount of $3,469,261, due 4/3/06, with a total maturity value of $3,470,684 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $3,630,709, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$26,702,458	0.29%

		26,702,458	0.29
AEROSPACE & DEFENSE
Other securities[1]		128,029,230	1.39

		128,029,230	1.39
AGRICULTURE
Other securities[1]		28,837,533	0.31

		28,837,533	0.31
AIRLINES
Continental Airlines Inc. Class B2,3	573,442	15,425,590	0.17
Other securities[1]		41,073,501	0.44

		56,499,091	0.61
APPAREL
Other securities[1]		84,270,588	0.91

		84,270,588	0.91
AUTO MANUFACTURERS
Other securities[1]		7,989,520	0.09

		7,989,520	0.09
AUTO PARTS & EQUIPMENT
Other securities[1]		58,291,860	0.63

		58,291,860	0.63
BANKS
Other securities[1]		674,747,057	7.33

		674,747,057	7.33
BEVERAGES
Other securities[1]		21,386,659	0.23

		21,386,659	0.23
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[2]	729,034	26,675,354	0.29
Other securities[1]		182,738,956	1.98

		209,414,310	2.27
BUILDING MATERIALS
Eagle Materials Inc.[3]	338,735	21,597,744	0.24
Other securities[1]		82,974,911	0.90

		104,572,655	1.14
CHEMICALS
Other securities[1]		145,008,719	1.57

		145,008,719	1.57
COAL
Other securities[1]		14,206,186	0.15

		14,206,186	0.15
COMMERCIAL SERVICES
United Rentals Inc.[2]	454,007	15,663,241	0.17
Other securities[1]		439,067,554	4.77

		454,730,795	4.94
COMPUTERS
Maxtor Corp.[2]	1,696,528	16,218,808	0.18
Other securities[1]		235,014,242	2.55

		251,233,050	2.73
COSMETICS & PERSONAL CARE
Other securities[1]		13,577,921	0.15

		13,577,921	0.15
DISTRIBUTION & WHOLESALE
WESCO International Inc.[2]	216,310	14,711,243	0.16
Other securities[1]		84,354,261	0.92

		99,065,504	1.08
DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		176,546,573	1.92

		176,546,573	1.92
ELECTRIC
Sierra Pacific Resources Corp.[2]	1,346,139	18,590,180	0.20
Other securities[1]		110,402,879	1.20

		128,993,059	1.40
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		82,583,751	0.90

		82,583,751	0.90
ELECTRONICS
Other securities[1]		223,324,779	2.43

		223,324,779	2.43
ENERGY - ALTERNATE SOURCES
Other securities[1]		47,229,497	0.51

		47,229,497	0.51

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[2]	519,716	$15,799,366	0.17%
Other securities[1]		63,053,932	0.69

		78,853,298	0.86
ENTERTAINMENT
Other securities[1]		70,235,507	0.76

		70,235,507	0.76
ENVIRONMENTAL CONTROL
Other securities[1]		57,191,797	0.62

		57,191,797	0.62
FOOD
Corn Products International Inc.	506,947	14,990,423	0.16
Other securities[1]		100,287,316	1.09

		115,277,739	1.25
FOREST PRODUCTS & PAPER
Other securities[1]		61,624,222	0.67

		61,624,222	0.67
GAS
Other securities[1]		66,319,003	0.72

		66,319,003	0.72
HAND & MACHINE TOOLS
Kennametal Inc.	255,919	15,646,888	0.17
Other securities[1]		36,492,760	0.40

		52,139,648	0.57
HEALTH CARE - PRODUCTS
Hologic Inc.[2]	293,781	16,260,778	0.18
Intuitive Surgical Inc.[2]	234,209	27,636,662	0.30
Other securities[1]		269,055,249	2.92

		312,952,689	3.40
HEALTH CARE - SERVICES
Pediatrix Medical
Group Inc.[2]	165,532	16,990,204	0.19
Other securities[1]		138,208,190	1.50

		155,198,394	1.69
HOLDING COMPANIES - DIVERSIFIED
Walter Industries Inc.[3]	263,785	17,573,357	0.19
Other securities[1]		3,287,014	0.04

		20,860,371	0.23
HOME BUILDERS
Other securities[1]		63,237,806	0.69

		63,237,806	0.69
HOME FURNISHINGS
Other securities[1]		52,823,841	0.57

		52,823,841	0.57
HOUSEHOLD PRODUCTS & WARES
Jarden Corp.[2,3]	458,130	15,049,571	0.16
Other securities[1]		59,643,049	0.65

		74,692,620	0.81
HOUSEWARES
Other securities[1]		3,814,657	0.04

		3,814,657	0.04
INSURANCE
Other securities[1]		211,055,438	2.29

		211,055,438	2.29
INTERNET
Other securities[1]		330,922,247	3.59

		330,922,247	3.59
INVESTMENT COMPANIES
Other securities[1]		27,392,951	0.30

		27,392,951	0.30
IRON & STEEL
Carpenter Technology Corp.	164,777	15,574,722	0.17
Reliance Steel & Aluminum Co.	194,749	18,290,826	0.20
Steel Dynamics Inc.	270,564	15,349,096	0.17
Other securities[1]		67,154,274	0.72

		116,368,918	1.26
LEISURE TIME
Other securities[1]		39,070,586	0.42

		39,070,586	0.42
LODGING
Other securities[1]		37,810,261	0.41

		37,810,261	0.41
MACHINERY
Flowserve Corp.[2]	370,875	21,636,847	0.23
JLG Industries Inc.	683,940	21,058,513	0.23

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
Manitowoc Co. Inc. (The)	201,703	$18,385,228	0.20%
Other securities[1]		150,201,820	1.63

		211,282,408	2.29
MANUFACTURING
Crane Co.	349,049	14,314,499	0.16
Trinity Industries Inc.	277,024	15,067,335	0.16
Other securities[1]		144,535,914	1.56

		173,917,748	1.88
MEDIA
Other securities[1]		103,789,023	1.13

		103,789,023	1.13
METAL FABRICATE & HARDWARE
Commercial Metals Co.	407,581	21,801,508	0.24
Other securities[1]		62,740,445	0.68

		84,541,953	0.92
MINING
Other securities[1]		67,863,973	0.74

		67,863,973	0.74
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		17,109,339	0.19

		17,109,339	0.19
OFFICE FURNISHINGS
Other securities[1]		6,065,602	0.07

		6,065,602	0.07
OIL & GAS
Cabot Oil & Gas Corp.	329,839	15,809,183	0.17
Cimarex Energy Co.	547,930	23,703,452	0.26
Frontier Oil Corp.	367,705	21,823,292	0.24
St. Mary Land & Exploration Co.	385,916	15,756,950	0.17
Other securities[1]		256,103,044	2.78

		333,195,921	3.62
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[2]	519,292	19,681,167	0.21
Maverick Tube Corp.[2]	289,156	15,322,376	0.17
Other securities[1]		163,077,626	1.77

		198,081,169	2.15
PACKAGING & CONTAINERS
Other securities[1]		15,899,218	0.17

		15,899,218	0.17
PHARMACEUTICALS
Amylin Pharmaceuticals Inc.[2]	739,914	36,218,790	0.39
Neurocrine Biosciences Inc.[2]	247,052	15,944,736	0.17
Other securities[1]		289,800,192	3.15

		341,963,718	3.71
PIPELINES
Other securities[1]		2,796,007	0.03

		2,796,007	0.03
REAL ESTATE
Jones Lang LaSalle Inc.	229,553	17,569,987	0.19
Other securities[1]		18,376,712	0.20

		35,946,699	0.39
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.	151,632	14,455,079	0.16
Brandywine Realty Trust	584,181	18,553,589	0.20
Colonial Properties Trust	301,993	15,138,909	0.16
Kilroy Realty Corp.	193,483	14,948,497	0.16
Other securities[1]		499,670,526	5.43

		562,766,600	6.11
RETAIL
GameStop Corp. Class A2	365,727	17,240,371	0.19
Tractor Supply Co.[2]	221,382	14,686,482	0.16
Other securities[1]		531,385,384	5.77

		563,312,237	6.12
SAVINGS & LOANS
Other securities[1]		159,674,781	1.73

		159,674,781	1.73

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Cypress Semiconductor Corp.[2]	932,840	$15,811,638	0.17%
Fairchild Semiconductor International Inc. Class A2	801,723	15,288,858	0.17
Integrated Device Technology Inc.[2]	1,314,946	19,540,098	0.21
PMC-Sierra Inc.[2]	1,216,160	14,946,606	0.16
Rambus Inc.[2]	670,715	26,385,928	0.29
Silicon Laboratories Inc.[2]	288,145	15,833,568	0.17
Other securities[1]		325,669,786	3.54

		433,476,482	4.71
SOFTWARE
Acxiom Corp.	592,817	15,318,391	0.17
MoneyGram International Inc.	578,942	17,785,098	0.19
Other securities[1]		268,940,710	2.92

		302,044,199	3.28
STORAGE & WAREHOUSING
Other securities[1]		7,259,892	0.08

		7,259,892	0.08
TELECOMMUNICATIONS
CIENA Corp.[2]	3,838,286	19,997,470	0.22
Foundry Networks Inc.[2]	825,132	14,984,397	0.16
Level 3 Communications Inc.[2,3]	5,510,783	28,545,856	0.31
Other securities[1]		358,191,462	3.89

		421,719,185	4.58
TEXTILES
Other securities[1]		10,148,216	0.11

		10,148,216	0.11
TOYS, GAMES & HOBBIES
Other securities[1]		13,818,067	0.15

		13,818,067	0.15
TRANSPORTATION
Other securities[1]		135,845,138	1.48

		135,845,138	1.48
TRUCKING & LEASING
Other securities[1]		23,770,549	0.26

		23,770,549	0.26
WATER
Other securities[1]		19,404,519	0.21

		19,404,519	0.21

TOTAL COMMON STOCKS (Cost: $9,784,111,346)		9,230,775,431	100.24
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		8,247,762	0.09

		8,247,762	0.09
COMMERCIAL PAPER[4]
Other securities[1]		70,899,060	0.77

		70,899,060	0.77
MEDIUM-TERM NOTES[4]
Other securities[1]		17,000,217	0.18

		17,000,217	0.18
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	8,770,800	8,770,800	0.10

		8,770,800	0.10
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		48,111,945	0.52

		48,111,945	0.52
TIME DEPOSITS[4]
Other securities[1]		18,893,881	0.20

		18,893,881	0.20
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		163,605,017	1.78

		163,605,017	1.78

TOTAL SHORT-TERM INVESTMENTS (Cost: $335,528,682)		335,528,682	3.64

TOTAL INVESTMENTS IN SECURITIES (Cost: $10,119,640,028)		9,566,304,113	103.88

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[8]
COMMON STOCKS
Whirlpool Corp.	(62,446)	$(5,711,936)	(0.06)%

		(5,711,936)	(0.06)

TOTAL SHORT POSITIONS (Proceeds: $5,711,809)		(5,711,936)	(0.06)
Other Assets, Less Liabilities		(351,870,264)	(3.82)

NET ASSETS		$9,208,721,913	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $48,111,945, due 4/3/06, with a total maturity value of $48,131,681 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $50,350,929, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.
[8]	See Note 1.

See notes to the financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$13,384,055	0.49%

		13,384,055	0.49
AEROSPACE & DEFENSE
BE Aerospace Inc.[2]	286,583	7,198,965	0.27
Other securities[1]		28,517,748	1.05

		35,716,713	1.32
AGRICULTURE
Other securities[1]		5,553,456	0.20

		5,553,456	0.20
AIRLINES
Continental Airlines Inc. Class B2,3	330,582	8,892,656	0.33
Other securities[1]		11,954,257	0.44

		20,846,913	0.77
APPAREL
Other securities[1]		27,801,987	1.03

		27,801,987	1.03
AUTO MANUFACTURERS
Other securities[1]		4,659,960	0.17

		4,659,960	0.17
AUTO PARTS & EQUIPMENT
Other securities[1]		3,069,611	0.11

		3,069,611	0.11
BANKS
SVB Financial Group[2,3]	137,859	7,313,420	0.27
Other securities[1]		93,908,662	3.46

		101,222,082	3.73
BEVERAGES
Hansen Natural Corp.[2,3]	57,957	7,305,480	0.27
Other securities[1]		3,635,371	0.13

		10,940,851	0.40
BIOTECHNOLOGY
Other securities[1]		84,249,334	3.11

		84,249,334	3.11
BUILDING MATERIALS
Eagle Materials Inc.[3]	196,287	12,515,259	0.46
Other securities[1]		24,567,191	0.91

		37,082,450	1.37
CHEMICALS
Other securities[1]		27,099,654	1.00
		27,099,654	1.00
COAL
Other securities[1]		5,797,824	0.21

		5,797,824	0.21
COMMERCIAL SERVICES
Other securities[1]		157,392,266	5.81

		157,392,266	5.81
COMPUTERS
Maxtor Corp.[2]	933,148	8,920,895	0.33
MICROS Systems Inc.[2]	147,685	6,803,848	0.25
Other securities[1]		63,730,555	2.35

		79,455,298	2.93
COSMETICS & PERSONAL CARE
Other securities[1]		4,229,281	0.16

		4,229,281	0.16
DISTRIBUTION & WHOLESALE
WESCO International Inc.[2]	124,689	8,480,099	0.31
Other securities[1]		34,071,356	1.26

		42,551,455	1.57
DIVERSIFIED FINANCIAL SERVICES
National Financial Partners Corp.	145,119	8,202,126	0.30
Other securities[1]		40,760,311	1.51

		48,962,437	1.81
ELECTRIC
Other securities[1]		1,767,165	0.06

		1,767,165	0.06
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		25,720,749	0.95

		25,720,749	0.95
ELECTRONICS
Other securities[1]		68,438,606	2.52

		68,438,606	2.52
ENERGY - ALTERNATE SOURCES
Covanta Holding Corp.[2]	418,017	6,968,343	0.26
Other securities[1]		17,050,728	0.63

		24,019,071	0.89

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$1,972,418	0.07%

		1,972,418	0.07
ENTERTAINMENT
Other securities[1]		19,502,225	0.72

		19,502,225	0.72
ENVIRONMENTAL CONTROL
Waste Connections Inc.[2]	181,852	7,239,528	0.27
Other securities[1]		19,299,205	0.71

		26,538,733	0.98
FOOD
Other securities[1]		15,906,446	0.59

		15,906,446	0.59
FOREST PRODUCTS & PAPER
Other securities[1]		2,675,193	0.10

		2,675,193	0.10
GAS
Other securities[1]		346,695	0.01

		346,695	0.01
HAND & MACHINE TOOLS
Other securities[1]		11,014,505	0.41

		11,014,505	0.41
HEALTH CARE - PRODUCTS
Hologic Inc.[2]	154,966	8,577,368	0.32
Intuitive Surgical Inc.[2]	135,712	16,014,016	0.59
Other securities[1]		129,447,091	4.77

		154,038,475	5.68
HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[2]	96,588	9,913,792	0.37
Other securities[1]		63,691,501	2.35

		73,605,293	2.72
HOLDING COMPANIES - DIVERSIFIED
Walter Industries Inc.[3]	153,207	10,206,650	0.38
Other securities[1]		651,228	0.02

		10,857,878	0.40
HOME BUILDERS
Thor Industries Inc.[3]	134,291	7,165,768	0.26
Other securities[1]		12,884,723	0.48

		20,050,491	0.74
HOME FURNISHINGS
Other securities[1]		10,263,647	0.38

		10,263,647	0.38
HOUSEHOLD PRODUCTS & WARES
Jarden Corp.[2,3]	264,082	8,675,094	0.32
Other securities[1]		18,784,531	0.69

		27,459,625	1.01
HOUSEWARES
Other securities[1]		363,623	0.01

		363,623	0.01
INSURANCE
Other securities[1]		10,853,621	0.40

		10,853,621	0.40
INTERNET
CNET Networks Inc.[2]	502,692	7,143,253	0.26
Openwave Systems Inc.[2]	344,626	7,437,029	0.27
Other securities[1]		143,913,556	5.32

		158,493,838	5.85
INVESTMENT COMPANIES
Other securities[1]		2,365,926	0.09

		2,365,926	0.09
IRON & STEEL
Cleveland-Cliffs Inc.[3]	84,989	7,404,242	0.27
Reliance Steel & Aluminum Co.	72,824	6,839,630	0.25
Other securities[1]		7,701,265	0.29

		21,945,137	0.81
LEISURE TIME
Other securities[1]		12,563,675	0.46

		12,563,675	0.46
LODGING
Other securities[1]		7,821,901	0.29

		7,821,901	0.29
MACHINERY
JLG Industries Inc.	398,424	12,267,475	0.45
Manitowoc Co. Inc. (The)	98,823	9,007,716	0.33
Other securities[1]		42,943,897	1.59

		64,219,088	2.37

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[1]		$34,538,158	1.28%

		34,538,158	1.28
MEDIA
Other securities[1]		25,999,845	0.96

		25,999,845	0.96
METAL FABRICATE & HARDWARE
Other securities[1]		17,234,895	0.64

		17,234,895	0.64
MINING
Coeur d’Alene Mines Corp.[2]	1,082,826	7,103,339	0.26
Other securities[1]		13,189,598	0.49

		20,292,937	0.75
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,015,852	0.11

		3,015,852	0.11
OFFICE FURNISHINGS
Other securities[1]		2,531,182	0.09

		2,531,182	0.09
OIL & GAS
Cheniere Energy Inc.[2]	186,040	7,547,643	0.28
Frontier Oil Corp.	214,135	12,708,912	0.47
St. Mary Land & Exploration Co.	172,535	7,044,604	0.26
TODCO Class A	184,003	7,251,558	0.27
Other securities[1]		83,440,990	3.07

		117,993,707	4.35
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[2]	302,665	11,471,003	0.42
Superior Energy Services Inc.[2]	301,892	8,087,687	0.30
Other securities[1]		57,677,223	2.13

		77,235,913	2.85
PACKAGING & CONTAINERS
Other securities[1]		5,757,280	0.21

		5,757,280	0.21
PHARMACEUTICALS
Abgenix Inc.[2]	356,846	8,029,035	0.30
Alkermes Inc.[2]	351,002	7,739,594	0.29
Amylin Pharmaceuticals Inc.[2]	428,631	20,981,487	0.77
Medicis Pharmaceutical Corp. Class A	210,732	6,869,863	0.25
Neurocrine Biosciences Inc.[2]	143,292	9,248,066	0.34
Other securities[1]		122,637,122	4.53

		175,505,167	6.48
REAL ESTATE
Jones Lang LaSalle Inc.	117,270	8,975,846	0.33
Other securities[1]		3,102,743	0.12

		12,078,589	0.45
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		54,966,477	2.03

		54,966,477	2.03
RETAIL
GameStop Corp. Class A2	212,206	10,003,391	0.37
Ruby Tuesday Inc.[3]	225,602	7,237,312	0.27
Tractor Supply Co.[2]	127,607	8,465,448	0.31
Other securities[1]		162,764,015	6.00

		188,470,166	6.95
SAVINGS & LOANS
Other securities[1]		10,236,584	0.38

		10,236,584	0.38
SEMICONDUCTORS
Cypress Semiconductor Corp.[2]	541,949	9,186,036	0.34
Microsemi Corp.[2]	251,914	7,333,217	0.27
PMC-Sierra Inc.[2]	701,120	8,616,765	0.32
Rambus Inc.[2]	263,365	10,360,779	0.38
Silicon Laboratories Inc.[2]	166,125	9,128,569	0.34
Other securities[1]		132,420,952	4.88

		177,046,318	6.53

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SOFTWARE
Acxiom Corp.	341,795	$8,831,983	0.33%
MoneyGram International Inc.	277,613	8,528,271	0.31
Parametric Technology Corp.[2]	421,999	6,891,244	0.25
Other securities[1]		119,977,167	4.43

		144,228,665	5.32
STORAGE & WAREHOUSING
Other securities[1]		4,238,730	0.16

		4,238,730	0.16
TELECOMMUNICATIONS
Plantronics Inc.	190,524	6,750,265	0.25
SBA Communications Corp.[2]	289,594	6,779,396	0.25
Other securities[1]		97,390,267	3.59

		110,919,928	4.09
TEXTILES
Other securities[1]		71,486	0.00

		71,486	0.00
TOYS, GAMES & HOBBIES
Other securities[1]		1,666,024	0.06

		1,666,024	0.06
TRANSPORTATION
Florida East Coast Industries Inc.	125,812	6,781,267	0.25
Other securities[1]		46,806,106	1.73

		53,587,373	1.98
TRUCKING & LEASING
Other securities[1]		2,359,802	0.09

		2,359,802	0.09
WATER
Other securities[1]		731,400	0.03

		731,400	0.03

TOTAL COMMON STOCKS (Cost: $2,336,210,477)		2,723,526,129	100.49
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		5,599,547	0.21

		5,599,547	0.21
COMMERCIAL PAPER[4]
Other securities[1]		48,134,623	1.78

		48,134,623	1.78
MEDIUM-TERM NOTES[4]
Other securities[1]		11,541,748	0.43

		11,541,748	0.43
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	3,186,257	3,186,257	0.12

		3,186,257	0.12
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		32,664,048	1.20

		32,664,048	1.20
TIME DEPOSITS[4]
Other securities[1]		12,827,389	0.47

		12,827,389	0.47
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		111,074,339	4.10

		111,074,339	4.10

TOTAL SHORT-TERM INVESTMENTS (Cost: $225,027,951)		225,027,951	8.31

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,561,238,428)		2,948,554,080	108.80

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[8]
COMMON STOCKS
Whirlpool Corp.	(22,104)	$(2,021,853)	(0.08)%

		(2,021,853)	(0.08)

TOTAL SHORT POSITIONS (Proceeds: $2,021,808)		(2,021,853)	(0.08)
Other Assets, Less Liabilities		(236,361,884)	(8.72)

NET ASSETS		$2,710,170,343	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $32,664,048, due 4/3/06, with a total maturity value of $32,677,448 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $34,184,135, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.
[8]	See Note 1.

See notes to the financial statements.

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$2,818,176	0.08%

		2,818,176	0.08
AEROSPACE & DEFENSE
Armor Holdings Inc.[2]	179,638	10,471,099	0.30
Other securities[1]		40,835,690	1.16

		51,306,789	1.46
AGRICULTURE
Other securities[1]		14,840,990	0.42

		14,840,990	0.42
AIRLINES
Other securities[1]		15,811,712	0.45

		15,811,712	0.45
APPAREL
Other securities[1]		28,189,336	0.80

		28,189,336	0.80
AUTO PARTS & EQUIPMENT
Other securities[1]		40,969,038	1.17

		40,969,038	1.17
BANKS
BancorpSouth Inc.	407,063	9,773,583	0.28
Other securities[1]		377,177,348	10.76

		386,950,931	11.04
BEVERAGES
Other securities[1]		1,860,098	0.05

		1,860,098	0.05
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[2]	564,781	20,665,337	0.59
Other securities[1]		28,735,952	0.82

		49,401,289	1.41
BUILDING MATERIALS
Other securities[1]		31,373,944	0.90

		31,373,944	0.90
CHEMICALS
Other securities[1]		76,275,407	2.18

		76,275,407	2.18
COAL
Other securities[1]		3,238,038	0.09

		3,238,038	0.09
COMMERCIAL SERVICES
Quanta Services Inc.[2]	606,671	9,718,869	0.28
United Rentals Inc.[2]	351,782	12,136,479	0.35
Other securities[1]		119,533,831	3.40

		141,389,179	4.03
COMPUTERS
Brocade Communications Systems Inc.[2]	1,395,791	9,323,884	0.27
Palm Inc.[2,3]	394,822	9,144,078	0.26
Other securities[1]		69,847,861	1.99

		88,315,823	2.52
COSMETICS & PERSONAL CARE
Other securities[1]		4,874,916	0.14

		4,874,916	0.14
DISTRIBUTION & WHOLESALE
Other securities[1]		19,807,043	0.57

		19,807,043	0.57
DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[2]	206,185	10,268,013	0.29
Other securities[1]		61,040,940	1.74

		71,308,953	2.03
ELECTRIC
Sierra Pacific Resources Corp.[2]	1,048,669	14,482,119	0.41
Other securities[1]		83,182,779	2.38

		97,664,898	2.79
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		29,761,822	0.85

		29,761,822	0.85
ELECTRONICS
Other securities[1]		81,283,615	2.32

		81,283,615	2.32
ENERGY - ALTERNATE SOURCES
Other securities[1]		4,291,040	0.12

		4,291,040	0.12

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Granite Construction Inc.	179,968	$8,760,842	0.25%
Shaw Group Inc. (The)[2,3]	405,307	12,321,333	0.35
URS Corp.[2]	224,840	9,049,810	0.26
Washington Group International Inc.	150,809	8,654,929	0.25
Other securities[1]		19,729,962	0.56

		58,516,876	1.67
ENTERTAINMENT
Other securities[1]		28,404,327	0.81

		28,404,327	0.81
ENVIRONMENTAL CONTROL
Other securities[1]		8,641,995	0.25

		8,641,995	0.25
FOOD
Corn Products International Inc.	392,803	11,615,185	0.33
Other securities[1]		56,371,286	1.61

		67,986,471	1.94
FOREST PRODUCTS & PAPER
Bowater Inc.	290,666	8,597,900	0.25
Potlatch Corp.	228,250	9,778,247	0.28
Other securities[1]		25,686,325	0.73

		44,062,472	1.26
GAS
Nicor Inc.[3]	230,360	9,113,042	0.26
Other securities[1]		41,697,842	1.19

		50,810,884	1.45
HAND & MACHINE TOOLS
Kennametal Inc.	198,294	12,123,695	0.35
Lincoln Electric Holdings Inc.	172,253	9,299,939	0.27
Other securities[1]		4,161,601	0.11

		25,585,235	0.73
HEALTH CARE - PRODUCTS
Other securities[1]		36,292,773	1.04

		36,292,773	1.04
HEALTH CARE - SERVICES
Other securities[1]		21,925,260	0.63

		21,925,260	0.63
HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		1,688,494	0.05

		1,688,494	0.05
HOME BUILDERS
Other securities[1]		22,140,697	0.63

		22,140,697	0.63
HOME FURNISHINGS
Other securities[1]		27,165,086	0.78

		27,165,086	0.78
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		20,969,792	0.60

		20,969,792	0.60
HOUSEWARES
Other securities[1]		2,444,721	0.07

		2,444,721	0.07
INSURANCE
Ohio Casualty Corp.	325,765	10,326,750	0.29
Phoenix Companies Inc.	585,989	9,551,621	0.27
Other securities[1]		128,920,206	3.69

		148,798,577	4.25
INTERNET
Other securities[1]		44,244,285	1.26

		44,244,285	1.26
INVESTMENT COMPANIES
Other securities[1]		18,091,743	0.52

		18,091,743	0.52
IRON & STEEL
Carpenter Technology Corp.	128,486	12,144,497	0.35
Oregon Steel Mills Inc.[2]	184,229	9,426,998	0.27
Steel Dynamics Inc.	211,031	11,971,789	0.34
Other securities[1]		27,224,090	0.77

		60,767,374	1.73
LEISURE TIME
Other securities[1]		13,430,905	0.38

		13,430,905	0.38
LODGING
Other securities[1]		18,868,333	0.54

		18,868,333	0.54

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
AGCO Corp.[2]	470,209	$9,752,135	0.28%
Briggs & Stratton Corp.	268,253	9,488,109	0.27
Flowserve Corp.[2]	288,678	16,841,475	0.48
Gardner Denver Inc.[2]	130,465	8,506,318	0.24
Other securities[1]		33,222,668	0.95

		77,810,705	2.22
MANUFACTURING
Acuity Brands Inc.	229,410	9,176,400	0.26
Crane Co.	270,470	11,091,975	0.32
Hexcel Corp.[2]	413,416	9,082,750	0.26
Trinity Industries Inc.	214,653	11,674,977	0.33
Other securities[1]		47,378,238	1.35

		88,404,340	2.52
MEDIA
Other securities[1]		45,892,710	1.31

		45,892,710	1.31
METAL FABRICATE & HARDWARE
Commercial Metals Co.	315,769	16,890,484	0.48
Other securities[1]		25,485,543	0.73

		42,376,027	1.21
MINING
Other securities[1]		25,246,082	0.72

		25,246,082	0.72
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		9,198,657	0.26

		9,198,657	0.26
OFFICE FURNISHINGS
Other securities[1]		1,345,281	0.04

		1,345,281	0.04
OIL & GAS
Cimarex Energy Co.	424,494	18,363,610	0.52
Other securities[1]		81,823,794	2.34

		100,187,404	2.86
OIL & GAS SERVICES
Hanover Compressor Co.[2,3]	468,476	8,723,023	0.25
Veritas DGC Inc.[2]	184,885	8,391,930	0.24
Other securities[1]		32,840,046	0.94

		49,954,999	1.43
PACKAGING & CONTAINERS
Other securities[1]		4,592,621	0.13

		4,592,621	0.13
PHARMACEUTICALS
Other securities[1]		30,263,817	0.86

		30,263,817	0.86
PIPELINES
Other securities[1]		2,179,095	0.06

		2,179,095	0.06
REAL ESTATE
Other securities[1]		11,611,628	0.33

		11,611,628	0.33
REAL ESTATE INVESTMENT TRUSTS
Brandywine Realty Trust	455,139	14,455,215	0.41
Colonial Properties Trust	233,991	11,729,969	0.33
First Industrial Realty Trust Inc.	223,373	9,535,793	0.27
Highwoods Properties Inc.	279,791	9,437,350	0.27
Home Properties Inc.	163,725	8,366,348	0.24
LaSalle Hotel Properties	205,112	8,409,592	0.24
Post Properties Inc.	218,667	9,730,682	0.28
Other securities[1]		290,601,243	8.30

		362,266,192	10.34
RETAIL
Charming Shoppes Inc.[2]	622,930	9,262,969	0.26
Other securities[1]		174,314,187	4.98

		183,577,156	5.24
SAVINGS & LOANS
Other securities[1]		109,951,311	3.14

		109,951,311	3.14
SEMICONDUCTORS
Conexant Systems Inc.[2]	2,449,356	8,450,278	0.24
Fairchild Semiconductor International Inc. Class A2	466,058	8,887,726	0.25
Other securities[1]		81,754,324	2.34

		99,092,328	2.83

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[1]		$40,826,468	1.17%

		40,826,468	1.17
TELECOMMUNICATIONS
CIENA Corp.[2]	2,988,812	15,571,711	0.44
Level 3 Communications Inc.[2,3]	4,269,152	22,114,207	0.63
3Com Corp. [2]	1,995,450	10,216,704	0.29
Other securities[1]		130,173,047	3.72

		178,075,669	5.08
TEXTILES
Other securities[1]		7,749,076	0.22

		7,749,076	0.22
TOYS, GAMES & HOBBIES
Other securities[1]		8,476,912	0.24

		8,476,912	0.24
TRANSPORTATION
Other securities[1]		33,390,157	0.95

		33,390,157	0.95
TRUCKING & LEASING
GATX Corp.	228,764	9,445,666	0.27
Other securities[1]		5,778,172	0.16

		15,223,838	0.43
WATER
Other securities[1]		14,025,860	0.40

		14,025,860	0.40

TOTAL COMMON STOCKS (Cost: $3,078,702,860)		3,504,287,670	100.00
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		3,852,972	0.11

		3,852,972	0.11
COMMERCIAL PAPER[4]
Other securities[1]		33,120,765	0.95

		33,120,765	0.95
MEDIUM-TERM NOTES [4]
Other securities[1]		7,941,716	0.23

		7,941,716	0.23
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	5,017,150	5,017,150	0.14

		5,017,150	0.14
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		22,475,678	0.64

		22,475,678	0.64
TIME DEPOSITS[4]
Other securities [1]		8,826,348	0.25

		8,826,348	0.25
VARIABLE & FLOATING RATE NOTES[4]
Other securities [1]		76,428,707	2.18

		76,428,707	2.18

TOTAL SHORT-TERM INVESTMENTS (Cost: $157,663,336)		157,663,336	4.50

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,236,366,196)		3,661,951,006	104.50

SHORT POSITIONS[8]
COMMON STOCKS
Whirlpool Corp.	(18,815)	(1,721,008)	(0.05)

		(1,721,008)	(0.05)

TOTAL SHORT POSITIONS (Proceeds: $1,720,970)		(1,721,008)	(0.05)
Other Assets, Less Liabilities		(156,017,975)	(4.45)

NET ASSETS		$3,504,212,023	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	The rate quoted is the annualized seven-day yield of the fund at period end.
[7]	Aggregated repurchase agreements in the amount of $22,475,678, due 4/3/06, with a total maturity value of $22,484,898 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $23,521,627, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.
[8]	See Note 1.

See notes to the financial statements.

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2006

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,445,711,388	$5,510,800,547	$5,523,803,795	$10,110,869,228	$2,558,052,171	$3,231,349,046

Affiliated issuers[a]	$2,818,700	$4,638,911	$5,003,333	$8,770,800	$3,186,257	$5,017,150

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,543,443,285	$5,854,940,722	$6,105,411,506	$9,557,533,313	$2,945,367,823	$3,656,933,856
Affiliated issuers[a]	2,818,700	4,638,911	5,003,333	8,770,800	3,186,257	5,017,150
Cash	—	—	—	21,108,907	2,091,105	13,518,852
Receivables:
Investment securities sold	6,125,453	17,552,095	7,403,414	52,320,921	19,293,690	18,863,464
Dividends and interest	2,780,372	5,260,312	7,921,153	8,567,587	1,375,094	5,243,843
Capital shares sold	—	—	—	1,571,708	—	—
Capital shares redeemed	—	—	145,211	—	—	—

Total Assets	2,555,167,810	5,882,392,040	6,125,884,617	9,649,873,236	2,971,313,969	3,699,577,165

LIABILITIES
Payables:
Investment securities purchased	11,208,349	18,946,117	7,023,765	106,203,696	36,388,161	40,081,899
Collateral for securities on loan (Note 5)	7,896,771	8,383,175	23,561,888	326,757,882	221,841,694	152,646,186
Capital shares redeemed	—	36,691	—	1,052,942	308,188	224,316
Short positions, at value (Proceeds: $—, $—, $—, $5,711,809, $2,021,808 and $1,720,970, respectively)	—	—	—	5,711,936	2,021,853	1,721,008
Investment advisory fees (Note 2)	314,732	960,868	1,023,571	1,424,867	583,730	691,733

Total Liabilities	19,419,852	28,326,851	31,609,224	441,151,323	261,143,626	195,365,142

NET ASSETS	$2,535,747,958	$5,854,065,189	$6,094,275,393	$9,208,721,913	$2,710,170,343	$3,504,212,023

Net assets consist of:
Paid-in capital	$2,499,034,019	$5,772,565,716	$5,566,643,615	$10,143,856,147	$2,500,617,244	$3,158,711,047
Undistributed net investment income	649,953	737,776	1,185,940	2,038,772	745,561	3,632,658
Accumulated net realized loss	(61,667,911)	(263,378,478)	(55,161,873)	(383,836,964)	(178,508,069)	(83,716,454)
Net unrealized appreciation (depreciation)	97,731,897	344,140,175	581,607,711	(553,336,042)	387,315,607	425,584,772

NET ASSETS	$2,535,747,958	$5,854,065,189	$6,094,275,393	$9,208,721,913	$2,710,170,343	$3,504,212,023

Shares outstanding	35,950,000	111,400,000	83,600,000	121,200,000[c]	33,950,000	46,900,000[d]

Net asset value per share	$70.54	$52.55	$72.90	$75.98[c]	$79.83	$74.72[d]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $7,721,795, $8,157,805, $23,029,789, $313,723,267, $214,528,472 and $147,161,744, respectively. See Note 5.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2006

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$43,274,641	$51,075,501	$140,045,636	$96,721,454	$13,101,033	$57,347,953
Interest from affiliated issuers[b]	71,557	130,607	192,055	320,591	101,825	112,940
Securities lending income[c]	238,684	309,789	696,764	7,721,881	2,831,139	2,176,963

Total investment income	43,584,882	51,515,897	140,934,455	104,763,926	16,033,997	59,637,856

EXPENSES
Investment advisory fees (Note 2)	3,495,318	8,840,582	10,905,088	14,996,305	5,719,225	7,268,551
Proxy fees	83,673	132,204	199,865	201,804	73,637	107,824

Total expenses	3,578,991	8,972,786	11,104,953	15,198,109	5,792,862	7,376,375

Net investment income	40,005,891	42,543,111	129,829,502	89,565,817	10,241,135	52,261,481

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(29,516,431)	(115,808,531)	(20,669,894)	(259,975,126)	(57,959,674)	(30,703,634)
In-kind redemptions	288,476,240	213,961,463	459,411,765	1,777,961,204	321,808,744	453,218,643

Net realized gain	258,959,809	98,152,932	438,741,871	1,517,986,078	263,849,070	422,515,009

Net change in unrealized appreciation (depreciation) on:
Investments	(21,222,857)	383,452,261	135,359,877	153,416,491	323,802,758	156,062,288
Short positions	—	—	—	(127)	(45)	(38)

Net change in unrealized appreciation (depreciation)	(21,222,857)	383,452,261	135,359,877	153,416,364	323,802,713	156,062,250

Net realized and unrealized gain	237,736,952	481,605,193	574,101,748	1,671,402,442	587,651,783	578,577,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$277,742,843	$524,148,304	$703,931,250	$1,760,968,259	$597,892,918	$630,838,740

[a]	Net of foreign withholding tax of $3,531, $1,044, $15,260, $59,976, $4,795 and $39,557, respectively.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$40,005,891	$33,370,114	$42,543,111	$30,838,643	$129,829,502	$90,004,623
Net realized gain	258,959,809	168,604,038	98,152,932	81,297,687	438,741,871	165,727,017
Net change in unrealized appreciation (depreciation)	(21,222,857)	(82,593,222)	383,452,261	(84,419,055)	135,359,877	213,997,290

Net increase in net assets resulting from operations	277,742,843	119,380,930	524,148,304	27,717,275	703,931,250	469,728,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,673,622)	(33,473,605)	(41,700,972)	(30,884,936)	(126,175,688)	(99,634,403)
Return of capital	—	(6,012,241)	—	(2,421,103)	(1,725,054)	—

Total distributions to shareholders	(38,673,622)	(39,485,846)	(41,700,972)	(33,306,039)	(127,900,742)	(99,634,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,701,626,896	572,414,863	3,355,505,478	2,083,030,330	1,961,351,651	2,323,552,459
Cost of shares redeemed	(1,389,740,419)	(752,303,161)	(1,113,879,262)	(593,596,249)	(1,234,485,971)	(608,961,091)

Net increase (decrease) in net assets from capital share transactions	311,886,477	(179,888,298)	2,241,626,216	1,489,434,081	726,865,680	1,714,591,368

INCREASE (DECREASE) IN NET ASSETS	550,955,698	(99,993,214)	2,724,073,548	1,483,845,317	1,302,896,188	2,084,685,895
NET ASSETS:
Beginning of year	1,984,792,260	2,084,785,474	3,129,991,641	1,646,146,324	4,791,379,205	2,706,693,310

End of year	$2,535,747,958	$1,984,792,260	$5,854,065,189	$3,129,991,641	$6,094,275,393	$4,791,379,205

Undistributed net investment income included in net assets at end of year	$649,953	$272,732	$737,776	$90,868	$1,185,940	$775,527

SHARES ISSUED AND REDEEMED:
Shares sold	25,700,000	9,050,000	66,850,000	44,150,000	28,600,000	37,000,000
Shares redeemed	(21,050,000)	(12,200,000)	(22,150,000)	(12,450,000)	(17,700,000)	(9,600,000)

Net increase (decrease) in shares outstanding	4,650,000	(3,150,000)	44,700,000	31,700,000	10,900,000	27,400,000

See notes to the financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Year ended March 31, 2006[a]	Year ended March 31, 2005[a]	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006[b]	Year ended March 31, 2005[b]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$89,565,817	$71,428,546	$10,241,135	$6,596,088	$52,261,481	$42,107,189
Net realized gain	1,517,986,078	1,007,461,776	263,849,070	189,062,650	422,515,009	173,425,038
Net change in unrealized appreciation (depreciation)	153,416,364	(743,024,667)	323,802,713	(162,930,362)	156,062,250	8,977,572

Net increase in net assets resulting from operations	1,760,968,259	335,865,655	597,892,918	32,728,376	630,838,740	224,509,799

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,680,127)	(59,283,980)	(9,081,699)	(5,304,671)	(45,788,329)	(43,163,226)
Return of capital	(5,057,568)	(14,494,175)	—	(1,424,386)	(3,228,302)	—

Total distributions to shareholders	(84,737,695)	(73,778,155)	(9,081,699)	(6,729,057)	(49,016,631)	(43,163,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,152,753,808	16,588,890,028	1,283,119,908	1,172,660,370	1,337,501,405	1,271,213,781
Cost of shares redeemed	(33,528,367,599)	(15,223,274,683)	(1,267,493,544)	(615,294,958)	(1,126,443,994)	(453,500,719)

Net increase in net assets from capital share transactions	624,386,209	1,365,615,345	15,626,364	557,365,412	211,057,411	817,713,062

INCREASE IN NET ASSETS	2,300,616,773	1,627,702,845	604,437,583	583,364,731	792,879,520	999,059,635
NET ASSETS:
Beginning of year	6,908,105,140	5,280,402,295	2,105,732,760	1,522,368,029	2,711,332,503	1,712,272,868

End of year	$9,208,721,913	$6,908,105,140	$2,710,170,343	$2,105,732,760	$3,504,212,023	$2,711,332,503

Undistributed net investment income included in net assets at end of year	$2,038,772	$2,246,340	$745,561	$459,191	$3,632,658	$3,947,776

SHARES ISSUED AND REDEEMED:
Shares sold	510,500,000	281,600,000	18,850,000	19,600,000	19,800,000	22,050,000
Shares redeemed	(502,300,000)	(258,400,000)	(18,450,000)	(10,400,000)	(17,000,000)	(7,950,000)

Net increase in shares outstanding	8,200,000	23,200,000	400,000	9,200,000	2,800,000	14,100,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[b]	Share transactions were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$63.41	$60.52	$45.17	$60.81	$61.10

Income from investment operations:
Net investment income	1.14	1.20	0.88	0.72	0.70
Net realized and unrealized gain (loss)	7.09	3.08	15.36	(15.64)	(0.30)

Total from investment operations	8.23	4.28	16.24	(14.92)	0.40

Less distributions from:
Net investment income	(1.10)	(1.18)	(0.89)	(0.72)	(0.69)
Return of capital	—	(0.21)	—	—	—

Total distributions	(1.10)	(1.39)	(0.89)	(0.72)	(0.69)

Net asset value, end of year	$70.54	$63.41	$60.52	$45.17	$60.81

Total return	13.06%	7.12%	36.12%	(24.59)%	0.68%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,535,748	$1,984,792	$2,084,785	$919,140	$419,571
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.72%	1.87%	1.62%	1.66%	1.23%
Portfolio turnover rate[a]	7%	5%	5%	5%	8%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$46.93	$47.03	$35.97	$49.59	$50.99

Income from investment operations:
Net investment income	0.44	0.53	0.37	0.31	0.23
Net realized and unrealized gain (loss)	5.61	(0.06)	11.07	(13.63)	(1.41)

Total from investment operations	6.05	0.47	11.44	(13.32)	(1.18)

Less distributions from:
Net investment income	(0.43)	(0.53)	(0.38)	(0.30)	(0.22)
Return of capital	—	(0.04)	—	—	—

Total distributions	(0.43)	(0.57)	(0.38)	(0.30)	(0.22)

Net asset value, end of year	$52.55	$46.93	$47.03	$35.97	$49.59

Total return	12.93%	0.98%	31.88%	(26.87)%	(2.30)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,854,065	$3,129,992	$1,646,146	$915,350	$483,465
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	0.96%	1.27%	0.87%	0.92%	0.52%
Portfolio turnover rate[a]	18%	14%	9%	13%	22%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$65.91	$59.75	$43.45	$57.62	$56.18

Income from investment operations:
Net investment income	1.59	1.40	1.15	1.02	0.90
Net realized and unrealized gain (loss)	6.97	6.30	16.32	(14.18)	1.43

Total from investment operations	8.56	7.70	17.47	(13.16)	2.33

Less distributions from:
Net investment income	(1.55)	(1.54)	(1.17)	(1.01)	(0.89)
Return of capital	(0.02)	—	—	—	—

Total distributions	(1.57)	(1.54)	(1.17)	(1.01)	(0.89)

Net asset value, end of year	$72.90	$65.91	$59.75	$43.45	$57.62

Total return	13.10%	13.02%	40.48%	(22.95)%	4.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,094,275	$4,791,379	$2,706,693	$984,133	$691,389
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.38%	2.42%	2.29%	2.29%	1.82%
Portfolio turnover rate[a]	7%	15%	12%	20%	16%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$61.14	$58.80	$36.31	$50.39	$44.90

Income from investment operations:
Net investment income	0.81	0.74	0.50	0.51	0.52
Net realized and unrealized gain (loss)	14.80	2.36	22.48	(14.07)	5.45

Total from investment operations	15.61	3.10	22.98	(13.56)	5.97

Less distributions from:
Net investment income	(0.72)	(0.61)	(0.45)	(0.52)	(0.48)
Return of capital	(0.05)	(0.15)	(0.04)	—	—

Total distributions	(0.77)	(0.76)	(0.49)	(0.52)	(0.48)

Net asset value, end of year	$75.98	$61.14	$58.80	$36.31	$50.39

Total return	25.69%	5.27%	63.44%	(26.99)%	13.40%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,208,722	$6,908,105	$5,280,402	$1,706,545	$2,438,900
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.19%	1.20%	1.08%	1.28%	1.25%
Portfolio turnover rate[b]	20%	17%	26%	30%	20%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$62.76	$62.52	$38.56	$56.68	$54.48

Income from investment operations:
Net investment income	0.30	0.20	0.20	0.21	0.11
Net realized and unrealized gain (loss)	17.04	0.25	23.97	(18.14)	2.19

Total from investment operations	17.34	0.45	24.17	(17.93)	2.30

Less distributions from:
Net investment income	(0.27)	(0.17)	(0.21)	(0.19)	(0.10)
Return of capital	—	(0.04)	—	—	—

Total distributions	(0.27)	(0.21)	(0.21)	(0.19)	(0.10)

Net asset value, end of year	$79.83	$62.76	$62.52	$38.56	$56.68

Total return	27.67%	0.74%	62.76%	(31.65)%	4.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,710,170	$2,105,733	$1,522,368	$638,186	$436,412
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.45%	0.37%	0.38%	0.58%	0.22%
Portfolio turnover rate[a]	38%	22%	37%	41%	28%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2006[a]	Year ended Mar. 31, 2005[a]	Year ended Mar. 31, 2004[a]	Year ended Mar. 31, 2003[a]	Year ended Mar. 31, 2002[a]
Net asset value, beginning of year	$61.48	$57.08	$35.30	$46.94	$38.83

Income from investment operations:
Net investment income	1.15	0.99	0.74	0.74	0.77
Net realized and unrealized gain (loss)	13.18	4.45	21.75	(11.63)	8.05

Total from investment operations	14.33	5.44	22.49	(10.89)	8.82

Less distributions from:
Net investment income	(1.02)	(1.04)	(0.66)	(0.75)	(0.71)
Return of capital	(0.07)	—	(0.05)	—	—

Total distributions	(1.09)	(1.04)	(0.71)	(0.75)	(0.71)

Net asset value, end of year	$74.72	$61.48	$57.08	$35.30	$46.94

Total return	23.51%	9.58%	64.00%	(23.35)%	23.05%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,504,212	$2,711,333	$1,712,273	$635,447	$837,968
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.80%	1.84%	1.64%	1.85%	2.07%
Portfolio turnover rate[b]	14%	23%	16%	45%	26%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005. See Note 4.
[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® RUSSELL

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	47

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 1000	$461,662	$67,648,403	$(31,396,126)	$36,713,939
Russell 1000 Growth	635,626	286,041,857	(205,178,010)	81,499,473
Russell 1000 Value	—	543,979,818	(16,348,040)	527,631,778
Russell 2000	—	(569,682,246)	(365,451,988)	(935,134,234)
Russell 2000 Growth	336,264	364,599,190	(155,382,355)	209,553,099
Russell 2000 Value	—	407,655,756	(62,154,780)	345,500,976

For the years ended March 31, 2006 and March 31, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2006.

From November 1, 2005 to March 31, 2006, the iShares Russell 1000 Index Fund and iShares Russell 2000 Index Fund incurred net realized capital losses of $1,050,452 and $7,624,652, respectively. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending March 31, 2007.

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Russell 1000	$11,319,502	$9,766,316	$5,661,012	$—	$3,598,844	$30,345,674
Russell 1000 Growth	20,107,067	68,492,707	23,134,640	16,440,477	77,003,119	205,178,010
Russell 1000 Value	—	—	6,460,764	—	9,887,276	16,348,040
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,709,133	357,827,336
Russell 2000 Growth	14,797,300	71,115,684	4,816,733	24,718,345	39,934,293	155,382,355
Russell 2000 Value	—	6,918,898	43,266,719	—	11,969,163	62,154,780

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$2,478,613,582	$194,807,436	$(127,159,033)	$67,648,403
Russell 1000 Growth	5,573,537,776	458,752,102	(172,710,245)	286,041,857
Russell 1000 Value	5,566,435,021	685,921,075	(141,941,257)	543,979,818
Russell 2000	10,135,986,232	247,603,281	(817,285,400)	(569,682,119)
Russell 2000 Growth	2,583,954,845	495,886,919	(131,287,684)	364,599,235
Russell 2000 Value	3,254,295,212	549,717,842	(142,062,048)	407,655,794

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

As of March 31, 2006, in order to track the performance of their respective benchmark indexes, the iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, and iShares Russell 2000 Value Index Fund sold non-index securities that the Funds received in corporate actions occurring on the opening of market trading on the following business day. The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected in the Funds’ Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

NOTES TO THE FINANCIAL STATEMENTS	49

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$238,684
Russell 1000 Growth	309,789
Russell 1000 Value	696,764
Russell 2000	7,721,881
Russell 2000 Growth	2,831,139
Russell 2000 Value	2,176,963

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the year ended March 31, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BFGA is an affiliate, for the year ended March 31, 2006, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Russell 1000
IMMF	1,670	485,431	484,282	2,819	$2,818,700	$71,557
Russell 1000 Growth
IMMF	1,547	863,713	860,621	4,639	4,638,911	130,607
Russell 1000 Value
IMMF	3,780	1,280,919	1,279,696	5,003	5,003,333	192,055
Russell 2000
IMMF	3,039	2,141,959	2,136,227	8,771	8,770,800	320,591
Russell 2000 Growth
IMMF	836	673,365	671,015	3,186	3,186,257	101,825
Russell 2000 Value
IMMF	1,546	768,936	765,465	5,017	5,017,150	112,940

As of March 31, 2006, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$168,884,514	$167,085,275
Russell 1000 Growth	794,995,412	799,292,464
Russell 1000 Value	386,162,736	392,499,434
Russell 2000	1,552,906,305	1,539,120,203
Russell 2000 Growth	891,465,738	876,784,761
Russell 2000 Value	420,164,434	410,078,835

In-kind transactions (see Note 4) for the year ended March 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$1,698,101,596	$1,385,017,052
Russell 1000 Growth	3,350,689,520	1,108,572,148
Russell 1000 Value	2,742,405,603	2,012,392,064
Russell 2000	34,075,193,120	33,428,770,849
Russell 2000 Growth	1,280,788,516	1,263,855,934
Russell 2000 Value	2,052,351,012	1,843,176,939

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one stock split for the iShares Russell 2000 Index Fund and a three-for-one stock split for the iShares Russell 2000 Value Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock splits was to increase the number of shares outstanding by a factor of two and three, respectively, while decreasing the net asset value per share by a factor of two and three, respectively, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	53

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 18, 2006

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the fiscal year ended March 31, 2006 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 1000	91.76%
Russell 1000 Growth	100.00
Russell 1000 Value	87.49
Russell 2000	43.81
Russell 2000 Growth	73.44
Russell 2000 Value	47.15

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2006:

iShares Index Fund	Qualified Dividend Income
Russell 1000	$38,071,784
Russell 1000 Growth	42,336,598
Russell 1000 Value	118,792,204
Russell 2000	41,231,792
Russell 2000 Growth	7,900,957
Russell 2000 Value	25,821,865

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TAX INFORMATION	55

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for the period from January 1, 2001 through March 31, 2006, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 1000 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	9	0.68%
Between 0.5% and –0.5%	1,294	98.17
Less than –0.5% and Greater than –1.0%	10	0.77
Less than –1.0%	5	0.38

	1,318	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	10	0.76%
Between 0.5% and –0.5%	1,287	97.64
Less than –0.5% and Greater than –1.0%	15	1.14
Less than –1.0%	6	0.46

	1,318	100.00%

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.38%
Between 0.5% and –0.5%	1,303	98.86
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0%	5	0.38

	1,318	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	18	1.37%
Between 0.5% and –0.5%	1,269	96.27
Less than –0.5% and Greater than –1.0%	23	1.75
Less than –1.0%	8	0.61

	1,318	100.00%

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	5	0.38%
Greater than 0.5% and Less than 1.0%	38	2.88
Between 0.5% and –0.5%	1,232	93.48
Less than –0.5% and Greater than –1.0%	29	2.20
Less than –1.0% and Greater than –1.5%	11	0.83
Less than –1.5%	3	0.23

	1,318	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	15	1.14
Between 0.5% and –0.5%	1,275	96.73
Less than –0.5% and Greater than –1.0%	21	1.59
Less than –1.0%	6	0.46

	1,318	100.00%

SUPPLEMENTAL INFORMATION	57

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 136 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2004); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2004).	None.

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES:	61

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1 800 474 2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2006 ANNUAL REPORT TO SHAREHOLDERS | MARCH 31, 2006

iSHARES RUSSELL 3000 INDEX FUND

iSHARES RUSSELL 3000 GROWTH INDEX FUND

iSHARES RUSSELL 3000 VALUE INDEX FUND

iSHARES RUSSELL MICROCAP INDEX FUND

iSHARES RUSSELL MIDCAP INDEX FUND

iSHARES RUSSELL MIDCAP GROWTH INDEX FUND

iSHARES RUSSELL MIDCAP VALUE INDEX FUND

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	14.10%	14.16%	14.28%	5.11%	5.00%	5.33%	1.31%	1.31%	1.51%
Russell 3000 Growth	14.13%	14.19%	14.40%	1.93%	1.80%	2.21%	(7.21)%	(7.21)%	(7.00)%
Russell 3000 Value	13.95%	13.99%	14.20%	8.15%	8.03%	8.42%	7.80%	7.79%	8.06%

	Cumulative Total Returns
	Year Ended 3/31/06			Five Years Ended 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	14.10%	14.16%	14.28%	28.33%	27.61%	29.65%	7.94%	7.94%	9.20%
Russell 3000 Growth	14.13%	14.19%	14.40%	10.01%	9.35%	11.55%	(34.68)%	(34.68)%	(33.82)%
Russell 3000 Value	13.95%	13.99%	14.20%	47.96%	47.13%	49.81%	53.29%	53.23%	55.41%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 14.10%, while the Index returned 14.28%.

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Financial	21.36%
Consumer Non-Cyclical	20.65
Industrial	11.44
Communications	11.22
Technology	10.95
Consumer Cyclical	9.48
Energy	8.65
Utilities	3.30
Basic Materials	2.90
Diversified	0.06
Short-Term and Other Net Assets	(0.01)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
Exxon Mobil Corp.	2.68%
General Electric Co.	2.55
Microsoft Corp.	1.74
Citigroup Inc.	1.70
Bank of America Corp.	1.47
Pfizer Inc.	1.28
Procter & Gamble Co.	1.27
Johnson & Johnson	1.22
American International Group Inc.	1.05
Altria Group Inc.	1.02

TOTAL	15.98%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 14.13%, while the Growth Index returned 14.40%.

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Consumer Non-Cyclical	28.77%
Technology	17.92
Industrial	14.61
Consumer Cyclical	13.79
Communications	11.74
Financial	6.64
Energy	4.22
Basic Materials	1.72
Utilities	0.47
Diversified	0.04
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
General Electric Co.	3.85%
Microsoft Corp.	3.47
Procter & Gamble Co.	2.54
Johnson & Johnson	2.43
Cisco Systems Inc.	1.93
Wal-Mart Stores Inc.	1.64
Intel Corp.	1.55
International Business Machines Corp.	1.55
PepsiCo Inc.	1.33
Home Depot Inc.	1.26

TOTAL	21.55%

2	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 13.95%, while the Value Index returned 14.20%.

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Financial	36.25%
Energy	12.83
Consumer Non-Cyclical	12.47
Communications	10.69
Industrial	8.27
Utilities	6.16
Consumer Cyclical	5.06
Basic Materials	4.10
Technology	3.89
Diversified	0.07
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
Exxon Mobil Corp.	5.38%
Citigroup Inc.	3.41
Bank of America Corp.	2.94
Pfizer Inc.	2.57
JP Morgan Chase & Co.	2.03
Chevron Corp.	1.82
American International Group Inc.	1.48
AT&T Inc.	1.47
ConocoPhillips	1.46
Verizon Communications Inc.	1.39

TOTAL	23.95%

The U.S. stock market posted gains during the reporting period, reflecting a robust economic environment and healthy corporate profit growth. Stocks ran in place during the first half of the reporting period as surging energy prices, higher interest rates (the Federal Reserve Board boosted short-term rates to a five-year high), and the disastrous Gulf Coast hurricanes held the market in check. However, these issues faded during the last few months of 2005, allowing stocks to reap the benefits of a resilient U.S. economy and earnings growth that consistently surpassed expectations. The market saved its best quarter for last, rising sharply in the first three months of 2006 as many of the major stock indexes reached their highest levels in nearly five years.

As measured by the Russell indexes, small-capitalization stocks posted the best returns during the reporting period, thanks largely to a surge in the last six months. Mid-capitalization issues also performed well, outpacing large-capitalization shares. Value and growth stocks were mixed, with value outperforming among large-capitalization stocks and growth coming out ahead in the mid- and small-capitalization segments of the market.

Eight of the ten sectors in the Index posted double-digit gains for the reporting period, led by the energy and telecommunication services sectors. Energy stocks continued to benefit from a rise in the price of oil, which increased by 20% during the reporting period, while heavy merger activity provided a lift to telecom services stocks. Financials, the largest sector weighting in the Index, also produced strong gains. The two consumer-related sectors, consumer staples and consumer discretionary, were the only sectors of the Index to register single-digit returns during the reporting period. Concerns about the negative impact of higher energy prices and rising interest rates on consumer spending contributed to the underperformance of these two sectors.

The Value Index is dominated by the financial sector (36% as of March 31, 2006), which posted solid gains during the reporting period. The top performers in the Value Index were information technology and industrial stocks, while consumer discretionary was the only sector to decline.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

Sector performance in the Growth Index mirrored that of the Index, with energy, telecom, and financials producing the best returns. However, these sectors combined made up just 12% of the Growth Index as of March 31, 2006, compared with 33% of the Index. The two largest sector weightings in the Growth Index were information technology and health care, both of which delivered double-digit gains.

Seven of the Fund’s ten largest holdings as of March 31, 2006, posted positive returns for the reporting period. The top performer was insurance broker American International Group Inc., which rebounded from an accounting scandal that led to the resignation of the company’s CEO in early 2005. Software titan Microsoft Corp., which benefited from increased profitability and new product introductions, was the only other top ten holding to gain more than 10% during the reporting period. Other solid performers included consumer products makers Procter & Gamble Co., which acquired competitor Gillette during the reporting period, and Altria Group Inc. The biggest decliners were two pharmaceutical companies, Johnson & Johnson and Pfizer Inc. Johnson & Johnson declined after losing a bidding war for medical products maker Guidant Corp., while Pfizer Inc. continued to struggle with patent expirations and the withdrawal of a key drug due to health concerns.

The two best performers among the top ten holdings of the Value Fund as of March 31, 2006, were financial stocks JP Morgan Chase & Co. and American International Group. Telecommunication services provider AT&T Inc., which merged with SBC Communications, and integrated oil company ConocoPhillips also produced strong results. The only three stocks among the top ten holdings to decline during the reporting period were Pfizer Inc., telecom provider Verizon Communications Inc., and oil & gas producer Chevron Corp.

In the Growth Fund, the best performers among the top ten holdings as of March 31, 2006, were information technology stocks, led by network equipment maker Cisco Systems Inc. and Microsoft Corp. Home improvement retailer Home Depot Inc. was the only other stock among the top ten to post a double-digit return. Among the five decliners, semiconductor manufacturer Intel Corp. and Johnson & Johnson posted the weakest returns.

4	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAPTM INDEX FUND

Performance as of March 31, 2006

Cumulative Total Returns
Inception to 3/31/06
NAV	MARKET	INDEX
17.26%	17.14%	18.71%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 8/12/05.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Consumer Non-Cyclical	23.58%
Financial	20.61
Industrial	14.61
Technology	11.24
Communications	10.97
Consumer Cyclical	10.13
Energy	4.77
Basic Materials	3.23
Utilities	1.09
Short-Term and Other Net Assets	(0.23)

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
Trident Microsystems Inc.	0.36%
Brightpoint Inc.	0.32
Nuance Communications Inc.	0.32
Town & Country Trust (The)	0.30
Cubist Pharmaceuticals Inc.	0.30
Stratasys Inc.	0.27
NutriSystem Inc.	0.24
Finisar Corp.	0.24
Orbital Sciences Corp.	0.24
American States Water Co.	0.24

TOTAL	2.83%

The iShares Russell Microcap™ Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap™ Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a capitalization-weighted index and includes companies ranging in total market capitalization from approximately $50 million to $550 million, though these amounts may change from time to time. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the period from August 12, 2005 (inception date of the Fund) through March 31, 2006 (the “reporting period”), the Fund returned 17.26%, while the Index returned 18.71%.

The U.S. stock market posted gains during the reporting period, reflecting a robust economic environment and healthy corporate profit growth. Stocks declined early in the reporting period as surging energy prices, higher interest rates (the Federal Reserve Board boosted short-term rates to a five-year high), and the disastrous Gulf Coast hurricanes held the market in check. However, these issues faded during the last few months of 2005, allowing stocks to reap the benefits of a resilient U.S. economy and earnings growth that consistently surpassed expectations. The market saved its best results for last, rising sharply in the first three months of 2006 as many of the major stock indexes reached their highest levels in nearly five years.

Smaller was better during the reporting period–as measured by the Russell indexes, microcap stocks were the best performers, posting double-digit gains. Small- and mid-capitalization shares also produced solid returns, while large-capitalization issues lagged.

Seven of the ten sectors in the Index gained more than 10% for the reporting period. The best-performing sector was information technology, which was also the largest sector weighting in the Index. The most economically sensitive sectors–industrials and materials–also enjoyed strong returns. In contrast, the consumer staples sector, which tends to underperform when the economy is strong, produced the lowest returns in the Index. Utilities stocks also lagged as rising interest rates and falling natural gas prices weighed on the sector.

Each of the Fund’s ten largest holdings as of March 31, 2006, gained ground for the reporting period. The top performer was fiber optics component manufacturer Finisar Corp., which gained more than 350%. The company surged to profitability as costs declined while sales significantly exceeded expectations. Wireless electronics distributor Brightpoint Inc. and speech-recognition software maker Nuance Communications Inc. also posted strong returns during the reporting period. Brightpoint Inc. reported better-than-expected earnings thanks to healthy cell-phone sales, while Nuance Communications Inc. consistently beat earnings expectations and made some favorable acquisitions. The only stock among the top ten to post a single-digit gain during the reporting period was rapid prototyping systems maker Stratasys Inc., which fell short of earnings expectations because of weaker sales of its high-end systems.

6	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/06			Inception to 3/31/06			Inception to 3/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	21.42%	21.46%	21.54%	11.70%	11.69%	11.83%	68.32%	68.30%	69.35%
Russell Midcap Growth	22.44%	22.27%	22.68%	7.43%	7.42%	7.68%	40.12%	40.07%	41.70%
Russell Midcap Value	20.19%	20.30%	20.30%	13.91%	13.91%	14.08%	84.56%	84.56%	86.00%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. Due to the use of representative sampling, the Fund generally does not hold all of the securities that are included in the Index. For the twelve-month period ended March 31, 2006 (the “reporting period”), the Fund returned 21.42%, while the Index returned 21.54%.

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Financial	20.95%
Consumer Non-Cyclical	17.11
Consumer Cyclical	14.39
Industrial	11.52
Technology	11.21
Energy	7.41
Utilities	6.63
Communications	6.11
Basic Materials	4.31
Diversified	0.12
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
Archer-Daniels-Midland Co.	0.57%
Norfolk Southern Corp.	0.56
Federated Department Stores Inc.	0.51
Moody’s Corp.	0.46
Broadcom Corp. Class A	0.46
Sun Microsystems Inc.	0.45
EOG Resources Inc.	0.44
Nucor Corp.	0.43
Bear Stearns Companies Inc. (The)	0.43
Phelps Dodge Corp.	0.42

TOTAL	4.73%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of the securities in the Growth Index, which have a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund generally does not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 22.44%, while the Growth Index returned 22.68%.

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Consumer Non-Cyclical	22.16%
Consumer Cyclical	18.97
Technology	16.85
Industrial	13.18
Energy	10.17
Financial	8.27
Communications	7.29
Basic Materials	2.41
Utilities	0.61
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
Moody’s Corp.	0.95%
Broadcom Corp. Class A	0.94
EOG Resources Inc.	0.91
Allergan Inc.	0.84
XTO Energy Inc.	0.83
Legg Mason Inc.	0.82
Chicago Mercantile Exchange Holdings Inc.	0.81
Celgene Corp.	0.78
Forest Laboratories Inc.	0.77
Analog Devices Inc.	0.75

TOTAL	8.40%

8	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of the securities in the Value Index, which have a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund generally does not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 20.19%, while the Value Index returned 20.30%.

PORTFOLIO ALLOCATION As of 3/31/06
Sector	% of Net Assets
Financial	33.10%
Utilities	12.37
Consumer Non-Cyclical	12.29
Consumer Cyclical	10.11
Industrial	9.93
Basic Materials	6.13
Technology	5.84
Communications	4.97
Energy	4.80
Diversified	0.24
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS As of 3/31/06
Security	% of Net Assets
Archer-Daniels-Midland Co.	1.11%
Federated Department Stores Inc.	1.00
Norfolk Southern Corp.	0.93
Nucor Corp.	0.84
Bear Stearns Companies Inc. (The)	0.83
Public Service Enterprise Group Inc.	0.81
CIGNA Corp.	0.79
KeyCorp	0.75
Kroger Co.	0.74
Xerox Corp.	0.73

TOTAL	8.53%

The U.S. stock market posted gains during the reporting period, reflecting a robust economic environment and healthy corporate profit growth. Stocks ran in place during the first half of the reporting period as surging energy prices, higher interest rates (the Federal Reserve Board boosted short-term rates to a five-year high), and the disastrous Gulf Coast hurricanes held the market in check. However, these issues faded during the last few months of 2005, allowing stocks to reap the benefits of a resilient U.S. economy and earnings growth that consistently surpassed expectations. The market saved its best quarter for last, rising sharply in the first three months of 2006 as many of the major stock indexes reached their highest levels in nearly five years.

As measured by the Russell indexes, mid-capitalization stocks posted strong returns during the reporting period, outpacing large-capitalization issues but trailing small-capitalization shares. Value and growth stocks were mixed, with growth outperforming among mid- and small-capitalization stocks and value coming out ahead in the large-capitalization segment of the market.

Nine of the ten sectors in the Index posted double-digit gains for the reporting period, led by the telecommunication services and energy sectors. Heavy merger activity provided a lift to telecom services stocks, while energy shares continued to benefit from a rise in the price of oil, which increased by 20% during the reporting period. Financials, the largest sector weighting in the Index, also produced strong gains. The consumer discretionary sector was the only segment of the Index to register single-digit returns during the reporting period. Concerns about the negative impact of higher energy prices and rising interest rates on consumer spending contributed to the underperformance of this sector.

Telecom and energy stocks were also the best performers in both the Value Index and Growth Index for the reporting period. The Value Index is dominated by the financial sector (33% as of March 31, 2006), which posted solid gains during the reporting period, while consumer discretionary stocks produced the lowest returns. In the Growth Index, materials stocks joined telecom and energy as the performance leaders, while the utilities and consumer staples sectors lagged.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Each of the Fund’s ten largest holdings as of March 31, 2006, posted double-digit returns for the reporting period. The top performer was wireless semiconductor manufacturer Broadcom Corp., which gained more than 100% amid strong demand for cable modems and related products. Steel manufacturer Nucor Corp. also produced strong results thanks to soaring steel prices, which were driven by a sharp increase in demand for steel from China. Another top performer was credit rating firm Moody’s Corp., which rallied as healthy demand for ratings on mortgage- and asset-backed bonds boosted earnings. The weakest performer, which still gained nearly 15% for the reporting period, was department store chain Federated Department Stores Inc. The parent company of Macy’s and Bloomingdale’s began the process of integrating its acquisition of competitor May Department Stores.

The best performers among the top ten holdings of the Value Fund as of March 31, 2006, were Nucor Corp., as well as health insurer CIGNA Corp. and railroad Norfolk Southern Corp. Cigna Corp. consistently reported better-than-expected earnings as the company improved profit margins, while Norfolk Southern Corp. benefited from increased traffic and logistical upgrades. Imaging company Xerox Corp. posted the weakest return in the top ten, gaining fractionally during the reporting period.

Among the top ten holdings in the Growth Fund as of March 31, 2006, biotechnology firm Celgene Corp. and futures market Chicago Mercantile Exchange Holdings Inc. both returned more than 100% for the reporting period, as did Broadcom Corp. The bottom performer among the ten largest holdings was semiconductor maker Analog Devices Inc., which gained less than 6%.

10	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPENSES FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
Russell 3000
Actual	$1,000.00	$1,073.60	0.21%	$1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06
Russell 3000 Growth
Actual	1,000.00	1,069.30	0.26	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
Russell 3000 Value
Actual	1,000.00	1,077.50	0.26	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
Russell Microcap™
Actual	1,000.00	1,152.60	0.60	3.22
Hypothetical (5% return before expenses)	1,000.00	1,021.94	0.60	3.02

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (October 1, 2005)	Ending Account Value (March 31, 2006)	Annualized Expense Ratio	Expenses Paid During Period [a] (October 1, 2005 to March 31, 2006)
Russell Midcap
Actual	$1,000.00	$1,100.60	0.21%	$1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.88	0.21	1.06
Russell Midcap Growth
Actual	1,000.00	1,112.10	0.26	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.26	1.31
Russell Midcap Value
Actual	1,000.00	1,089.50	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.68	0.25	1.26

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365).

12	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$5,637,053	0.26%

		5,637,053	0.26
AEROSPACE & DEFENSE
Boeing Co. (The)	124,602	9,710,234	0.45
United Technologies Corp.	154,355	8,947,959	0.41
Other securities[1]		21,999,162	1.01

		40,657,355	1.87
AGRICULTURE
Altria Group Inc.	312,280	22,128,161	1.02
Other securities[1]		10,284,972	0.47

		32,413,133	1.49
AIRLINES
Other securities[1]		4,371,887	0.20

		4,371,887	0.20
APPAREL
Other securities[1]		9,466,484	0.43

		9,466,484	0.43
AUTO MANUFACTURERS
Other securities[1]		6,570,451	0.30

		6,570,451	0.30
AUTO PARTS & EQUIPMENT
Other securities[1]		5,398,107	0.25

		5,398,107	0.25
BANKS
Bank of America Corp.	702,162	31,976,458	1.47
U.S. Bancorp	276,360	8,428,980	0.39
Wachovia Corp.	243,785	13,664,149	0.63
Wells Fargo & Co.	254,434	16,250,700	0.75
Other securities[1]		71,222,551	3.25

		141,542,838	6.49
BEVERAGES
Coca-Cola Co. (The)	314,054	13,149,441	0.61
PepsiCo Inc.	252,507	14,592,380	0.67
Other securities[1]		9,160,885	0.41

		36,902,706	1.69
BIOTECHNOLOGY
Amgen Inc.[2]	186,600	13,575,150	0.62
Other securities[1]		22,958,123	1.06

		36,533,273	1.68
BUILDING MATERIALS
Other securities[1]		9,125,271	0.42

		9,125,271	0.42
CHEMICALS
Other securities[1]		32,416,763	1.49

		32,416,763	1.49
COAL
Other securities[1]		4,584,349	0.21

		4,584,349	0.21
COMMERCIAL SERVICES
Other securities[1]		33,943,737	1.56

		33,943,737	1.56
COMPUTERS
Dell Inc.[2]	348,597	10,374,247	0.48
Hewlett-Packard Co.	436,621	14,364,831	0.66
International Business Machines Corp.	243,273	20,062,724	0.92
Other securities[1]		37,637,753	1.72

		82,439,555	3.78
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	481,774	27,759,818	1.27
Other securities[1]		8,247,007	0.38

		36,006,825	1.65
DISTRIBUTION & WHOLESALE
Other securities[1]		6,777,198	0.31

		6,777,198	0.31
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	164,949	8,668,070	0.40
Citigroup Inc.	784,439	37,049,054	1.70
Goldman Sachs Group Inc. (The)	59,003	9,261,111	0.42
JP Morgan Chase & Co.	530,587	22,093,643	1.01
Merrill Lynch & Co. Inc.	142,131	11,194,238	0.51
Morgan Stanley	165,205	10,378,178	0.48
Other securities[1]		59,875,043	2.75

		158,519,337	7.27

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$62,897,428	2.89%

		62,897,428	2.89
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		9,871,980	0.45

		9,871,980	0.45
ELECTRONICS
Other securities[1]		18,474,828	0.85

		18,474,828	0.85
ENERGY – ALTERNATE SOURCES
Other securities[1]		1,051,879	0.05

		1,051,879	0.05
ENGINEERING & CONSTRUCTION
Other securities[1]		3,631,052	0.17

		3,631,052	0.17
ENTERTAINMENT
Other securities[1]		5,454,811	0.25

		5,454,811	0.25
ENVIRONMENTAL CONTROL
Other securities[1]		6,251,354	0.29

		6,251,354	0.29
FOOD
Other securities[1]		31,630,076	1.45

		31,630,076	1.45
FOREST PRODUCTS & PAPER
Other securities[1]		10,612,431	0.49

		10,612,431	0.49
GAS
Other securities[1]		8,086,695	0.37

		8,086,695	0.37
HAND & MACHINE TOOLS
Other securities[1]		3,145,803	0.14

		3,145,803	0.14
HEALTH CARE – PRODUCTS
Johnson & Johnson	448,382	26,553,182	1.22
Medtronic Inc.	182,383	9,255,937	0.43
Other securities[1]		37,628,779	1.72

		73,437,898	3.37
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	205,376	11,472,303	0.53
Other securities[1]		29,777,766	1.36

		41,250,069	1.89
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,199,273	0.06

		1,199,273	0.06
HOME BUILDERS
Other securities[1]		10,261,503	0.47

		10,261,503	0.47
HOME FURNISHINGS
Other securities[1]		3,249,622	0.15

		3,249,622	0.15
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		10,984,237	0.50

		10,984,237	0.50
HOUSEWARES
Other securities[1]		1,439,259	0.07

		1,439,259	0.07
INSURANCE
American International
Group Inc.	346,008	22,867,669	1.05
Other securities[1]		71,140,712	3.26

		94,008,381	4.31
INTERNET
Google Inc. Class A2	24,858	9,694,620	0.45
Other securities[1]		29,942,056	1.37

		39,636,676	1.82
INVESTMENT COMPANIES
Other securities[1]		1,862,205	0.09

		1,862,205	0.09
IRON & STEEL
Other securities[1]		7,066,941	0.32

		7,066,941	0.32
LEISURE TIME
Other securities[1]		4,469,697	0.21

		4,469,697	0.21
LODGING
Other securities[1]		11,211,646	0.51

		11,211,646	0.51

14	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$20,812,846	0.95%

		20,812,846	0.95
MANUFACTURING
General Electric Co.	1,599,274	55,622,750	2.55
3M Co.	116,043	8,783,295	0.40
Other securities[1]		29,833,395	1.37

		94,239,440	4.32
MEDIA
Time Warner Inc.	691,718	11,613,945	0.53
Walt Disney Co. (The)	290,060	8,089,773	0.37
Other securities[1]		47,988,196	2.21

		67,691,914	3.11
METAL FABRICATE & HARDWARE
Other securities[1]		3,450,656	0.16

		3,450,656	0.16
MINING
Other securities[1]		13,180,342	0.60

		13,180,342	0.60
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,069,133	0.19

		4,069,133	0.19
OFFICE FURNISHINGS
Other securities[1]		1,141,873	0.05

		1,141,873	0.05
OIL & GAS
Chevron Corp.	341,718	19,809,392	0.91
ConocoPhillips	210,047	13,264,468	0.61
Exxon Mobil Corp.	959,893	58,419,088	2.68
Other securities[1]		64,088,387	2.94

		155,581,335	7.14
OIL & GAS SERVICES
Other securities[1]		20,151,559	0.92

		20,151,559	0.92
PACKAGING & CONTAINERS
Other securities[1]		4,388,587	0.20

		4,388,587	0.20
PHARMACEUTICALS
Abbott Laboratories	233,826	9,930,590	0.46
Lilly (Eli) & Co.	147,964	8,182,409	0.38
Merck & Co. Inc.	332,210	11,703,758	0.54
Pfizer Inc.	1,121,180	27,939,806	1.28
Wyeth	201,829	9,792,743	0.45
Other securities[1]		49,615,482	2.26

		117,164,788	5.37
PIPELINES
Other securities[1]		7,131,942	0.33

		7,131,942	0.33
REAL ESTATE
Other securities[1]		2,599,810	0.12

		2,599,810	0.12
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		49,807,885	2.28

		49,807,885	2.28
RETAIL
Home Depot Inc.	325,507	13,768,946	0.63
Wal-Mart Stores Inc.	379,786	17,941,091	0.82
Other securities[1]		101,311,133	4.65

		133,021,170	6.10
SAVINGS & LOANS
Other securities[1]		17,507,457	0.80

		17,507,457	0.80
SEMICONDUCTORS
Intel Corp.	878,177	16,992,725	0.78
Texas Instruments Inc.	250,637	8,138,183	0.37
Other securities[1]		41,526,439	1.91

		66,657,347	3.06
SOFTWARE
Microsoft Corp.	1,396,220	37,991,146	1.74
Oracle Corp.[2]	590,680	8,086,409	0.37
Other securities[1]		39,380,836	1.81

		85,458,391	3.92
STORAGE & WAREHOUSING
Other securities[1]		164,216	0.01

		164,216	0.01

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	592,217	$16,013,548	0.74%
BellSouth Corp.	276,099	9,566,830	0.44
Cisco Systems Inc.[2]	974,702	21,121,792	0.97
Motorola Inc.	369,770	8,471,431	0.39
QUALCOMM Inc.	246,329	12,466,711	0.57
Sprint Nextel Corp.	419,909	10,850,449	0.50
Verizon Communications Inc.	441,624	15,041,713	0.69
Other securities[1]		38,008,503	1.73

		131,540,977	6.03
TEXTILES
Other securities[1]		1,751,532	0.08

		1,751,532	0.08
TOYS, GAMES & HOBBIES
Other securities[1]		2,043,044	0.09

		2,043,044	0.09
TRANSPORTATION
Other securities[1]		34,846,300	1.60

		34,846,300	1.60
TRUCKING & LEASING
Other securities[1]		533,654	0.02

		533,654	0.02
WATER
Other securities[1]		971,771	0.04

		971,771	0.04

TOTAL COMMON STOCKS (Cost: $2,034,220,244)		2,180,400,035	100.01
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		488,606	0.02

		488,606	0.02
COMMERCIAL PAPER[3]
Other securities[1]		4,200,129	0.19

		4,200,129	0.19
MEDIUM-TERM NOTES[3]
Other securities[1]		1,007,112	0.05

		1,007,112	0.05
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	2,543,110	2,543,110	0.12

		2,543,110	0.12
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		2,850,204	0.13

		2,850,204	0.13
TIME DEPOSITS[3]
Other securities[1]		1,119,294	0.05

		1,119,294	0.05
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		9,692,140	0.45

		9,692,140	0.45

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,900,595)		21,900,595	1.01

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,056,120,839)		2,202,300,630	101.02
Other Assets, Less Liabilities		(22,185,752)	(1.02)

NET ASSETS		$2,180,114,878	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $2,850,204, due 4/3/06, with a total maturity value of $2,851,374 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $2,982,842, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

16	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,093,663	0.48%

		1,093,663	0.48
AEROSPACE & DEFENSE
Boeing Co. (The)	25,725	2,004,749	0.89
Lockheed Martin Corp.	11,517	865,272	0.38
United Technologies Corp.	31,880	1,848,084	0.82
Other securities[1]		1,156,556	0.51

		5,874,661	2.60
AGRICULTURE
Altria Group Inc.	26,050	1,845,903	0.82
Other securities[1]		711,696	0.31

		2,557,599	1.13
AIRLINES
Other securities[1]		582,842	0.26

		582,842	0.26
APPAREL
Other securities[1]		1,263,257	0.56

		1,263,257	0.56
AUTO MANUFACTURERS
Other securities[1]		568,872	0.25

		568,872	0.25
AUTO PARTS & EQUIPMENT
Other securities[1]		198,515	0.09

		198,515	0.09
BANKS
Other securities[1]		2,320,878	1.03

		2,320,878	1.03
BEVERAGES
Coca-Cola Co. (The)	40,397	1,691,422	0.75
PepsiCo Inc.	52,156	3,014,095	1.33
Other securities[1]		923,053	0.41

		5,628,570	2.49
BIOTECHNOLOGY
Amgen Inc.[2]	38,541	2,803,858	1.24
Genentech Inc.[2]	14,440	1,220,324	0.54
Other securities[1]		2,774,657	1.23

		6,798,839	3.01
BUILDING MATERIALS
Other securities[1]		1,297,002	0.57

		1,297,002	0.57
CHEMICALS
Dow Chemical Co. (The)	28,235	1,146,341	0.51
Other securities[1]		1,524,566	0.67

		2,670,907	1.18
COAL
Other securities[1]		755,202	0.33

		755,202	0.33
COMMERCIAL SERVICES
Other securities[1]		4,602,377	2.04

		4,602,377	2.04
COMPUTERS
Apple Computer Inc.[2]	25,650	1,608,768	0.71
Dell Inc.[2]	72,079	2,145,071	0.95
EMC Corp.[2]	74,763	1,019,020	0.45
International Business Machines Corp.	42,564	3,510,253	1.55
Other securities[1]		3,001,174	1.33

		11,284,286	4.99
COSMETICS & PERSONAL CARE
Procter & Gamble Co.	99,537	5,735,322	2.54
Other securities[1]		1,345,600	0.59

		7,080,922	3.13
DISTRIBUTION & WHOLESALE
Other securities[1]		818,927	0.36

		818,927	0.36
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	34,058	1,789,748	0.79
Other securities[1]		5,193,703	2.30

		6,983,451	3.09
ELECTRIC
Other securities[1]		1,030,395	0.46

		1,030,395	0.46
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	10,885	910,313	0.40
Other securities[1]		587,024	0.26

		1,497,337	0.66

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[1]		$2,313,322	1.02%

		2,313,322	1.02
ENERGY – ALTERNATE SOURCES
Other securities[1]		192,305	0.08

		192,305	0.08
ENGINEERING & CONSTRUCTION
Other securities[1]		369,865	0.16

		369,865	0.16
ENTERTAINMENT
Other securities[1]		896,366	0.40

		896,366	0.40
ENVIRONMENTAL CONTROL
Other securities[1]		552,020	0.24

		552,020	0.24
FOOD
Other securities[1]		2,509,496	1.11

		2,509,496	1.11
FOREST PRODUCTS & PAPER
Other securities[1]		23,038	0.01

		23,038	0.01
GAS
Other securities[1]		1,878	0.00

		1,878	0.00
HAND & MACHINE TOOLS
Other securities[1]		289,944	0.13

		289,944	0.13
HEALTH CARE – PRODUCTS
Johnson & Johnson	92,637	5,485,963	2.43
Medtronic Inc.	37,661	1,911,296	0.85
Other securities[1]		7,476,105	3.30

		14,873,364	6.58
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	42,421	2,369,637	1.05
Other securities[1]		4,760,720	2.10

		7,130,357	3.15
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		83,541	0.04

		83,541	0.04
HOME BUILDERS
Other securities[1]		1,211,641	0.54

		1,211,641	0.54
HOME FURNISHINGS
Other securities[1]		330,924	0.15

		330,924	0.15
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		1,224,377	0.54

		1,224,377	0.54
HOUSEWARES
Other securities[1]		108,955	0.05

		108,955	0.05
INSURANCE
American International Group Inc.	21,213	1,401,967	0.62
Other securities[1]		1,818,087	0.80

		3,220,054	1.42
INTERNET
eBay Inc.[2]	33,935	1,325,501	0.59
Google Inc. Class A2	5,134	2,002,260	0.89
Yahoo! Inc.[2]	37,681	1,215,589	0.54
Other securities[1]		3,018,882	1.33

		7,562,232	3.35
INVESTMENT COMPANIES
Other securities[1]		14,881	0.01

		14,881	0.01
IRON & STEEL
Other securities[1]		354,221	0.16

		354,221	0.16
LEISURE TIME
Other securities[1]		716,939	0.32

		716,939	0.32
LODGING
Other securities[1]		1,863,399	0.82

		1,863,399	0.82
MACHINERY
Caterpillar Inc.	21,274	1,527,686	0.68
Other securities[1]		1,545,678	0.68

		3,073,364	1.36

18	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	250,480	$8,711,694	3.85%
3M Co.	23,968	1,814,138	0.80
Other securities[1]		2,805,223	1.25

		13,331,055	5.90
MEDIA
Other securities[1]		5,170,434	2.29

		5,170,434	2.29
METAL FABRICATE & HARDWARE
Other securities[1]		264,466	0.12

		264,466	0.12
MINING
Other securities[1]		833,186	0.37

		833,186	0.37
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		188,258	0.08

		188,258	0.08
OFFICE FURNISHINGS
Other securities[1]		206,937	0.09

		206,937	0.09
OIL & GAS
Other securities[1]		4,235,612	1.87

		4,235,612	1.87
OIL & GAS SERVICES
Halliburton Co.	13,897	1,014,759	0.45
Other securities[1]		2,608,067	1.15

		3,622,826	1.60
PACKAGING & CONTAINERS
Other securities[1]		226,505	0.10

		226,505	0.10
PHARMACEUTICALS
Abbott Laboratories	42,251	1,794,400	0.79
Gilead Sciences Inc.[2]	14,068	875,311	0.39
Lilly (Eli) & Co.	28,511	1,576,658	0.70
Schering-Plough Corp.	45,906	871,755	0.39
Wyeth	20,743	1,006,450	0.45
Other securities[1]		6,505,039	2.87

		12,629,613	5.59
PIPELINES
Other securities[1]		758,527	0.34

		758,527	0.34
REAL ESTATE
Other securities[1]		470,230	0.21

		470,230	0.21
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		1,378,793	0.61

		1,378,793	0.61
RETAIL
Home Depot Inc.	67,233	2,843,956	1.26
Lowe’s Companies Inc.	24,113	1,553,842	0.69
Starbucks Corp.[2]	24,282	913,974	0.40
Target Corp.	27,574	1,434,124	0.63
Walgreen Co.	31,846	1,373,518	0.61
Wal-Mart Stores Inc.	78,454	3,706,167	1.64
Other securities[1]		10,248,426	4.53

		22,074,007	9.76
SAVINGS & LOANS
Other securities[1]		609,373	0.27

		609,373	0.27
SEMICONDUCTORS
Applied Materials Inc.	51,890	908,594	0.40
Intel Corp.	181,544	3,512,876	1.55
Texas Instruments Inc.	51,751	1,680,355	0.74
Other securities[1]		6,091,121	2.70

		12,192,946	5.39
SOFTWARE
First Data Corp.	24,239	1,134,870	0.50
Microsoft Corp.	288,488	7,849,758	3.47
Oracle Corp.[2]	121,961	1,669,646	0.74
Other securities[1]		6,200,464	2.75

		16,854,738	7.46
STORAGE & WAREHOUSING
Other securities[1]		32,342	0.01

		32,342	0.01
TELECOMMUNICATIONS
Cisco Systems Inc.[2]	201,362	4,363,515	1.93
Corning Inc.[2]	47,451	1,276,906	0.57
Motorola Inc.	61,142	1,400,763	0.62
QUALCOMM Inc.	50,876	2,574,834	1.14
Other securities[1]		3,092,863	1.36

		12,708,881	5.62
TEXTILES
Other securities[1]		215,036	0.09

		215,036	0.09

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[1]		$81,533	0.04%

		81,533	0.04
TRANSPORTATION
FedEx Corp.	9,399	1,061,523	0.47
United Parcel Service Inc. Class B	19,123	1,517,984	0.67
Other securities[1]		1,360,566	0.60

		3,940,073	1.74
TRUCKING & LEASING
Other securities[1]		21,408	0.01

		21,408	0.01
WATER
Other securities[1]		15,014	0.01

		15,014	0.01

TOTAL COMMON STOCKS (Cost: $212,763,743)		225,886,778	99.92
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		33,574	0.02

		33,574	0.02
COMMERCIAL PAPER[3]
Other securities[1]		288,616	0.13

		288,616	0.13
MEDIUM-TERM NOTES[3]
Other securities[1]		69,203	0.03

		69,203	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	184,928	184,928	0.08

		184,928	0.08
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		195,854	0.09

		195,854	0.09
TIME DEPOSITS[3]
Other securities[1]		76,913	0.03

		76,913	0.03
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		666,002	0.29

		666,002	0.29

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,515,090)		1,515,090	0.67

TOTAL INVESTMENTS IN SECURITIES (Cost: $214,278,833)		227,401,868	100.59
Other Assets, Less Liabilities		(1,343,667)	(0.59)

NET ASSETS		$226,058,201	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $195,854, due 4/3/06, with a total maturity value of $195,936 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $204,968, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

20	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$132,293	0.03%

		132,293	0.03
AEROSPACE & DEFENSE
General Dynamics Corp.	24,475	1,565,909	0.36
Other securities[1]		3,399,660	0.77

		4,965,569	1.13
AGRICULTURE
Altria Group Inc.	75,336	5,338,309	1.21
Other securities[1]		2,771,498	0.63

		8,109,807	1.84
AIRLINES
Other securities[1]		626,476	0.14

		626,476	0.14
APPAREL
Other securities[1]		1,357,090	0.31

		1,357,090	0.31
AUTO MANUFACTURERS
Other securities[1]		957,650	0.22

		957,650	0.22
AUTO PARTS & EQUIPMENT
Other securities[1]		1,805,232	0.41

		1,805,232	0.41
BANKS
Bank of America Corp.	284,175	12,941,329	2.94
Bank of New York Co. Inc. (The)	47,426	1,709,233	0.39
SunTrust Banks Inc.	22,075	1,606,177	0.37
U.S. Bancorp	111,880	3,412,340	0.78
Wachovia Corp.	98,678	5,530,902	1.26
Wells Fargo & Co.	92,584	5,913,340	1.34
Other securities[1]		21,738,703	4.94

		52,852,024	12.02
BEVERAGES
Coca-Cola Co. (The)	47,945	2,007,457	0.46
Other securities[1]		1,907,277	0.43

		3,914,734	0.89
BIOTECHNOLOGY
Other securities[1]		1,454,646	0.33

		1,454,646	0.33
BUILDING MATERIALS
Other securities[1]		1,186,580	0.27

		1,186,580	0.27
CHEMICALS
Du Pont (E.I.) de
Nemours and Co.	46,764	1,973,908	0.45
Other securities[1]		5,943,118	1.35

		7,917,026	1.80
COAL
Other securities[1]		369,511	0.08

		369,511	0.08
COMMERCIAL SERVICES
Other securities[1]		4,765,787	1.08

		4,765,787	1.08
COMPUTERS
Hewlett-Packard Co.	176,730	5,814,417	1.32
Other securities[1]		5,457,859	1.24

		11,272,276	2.56
COSMETICS & PERSONAL CARE
Other securities[1]		697,874	0.16

		697,874	0.16
DISTRIBUTION & WHOLESALE
Other securities[1]		1,173,850	0.27

		1,173,850	0.27
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	317,468	14,994,014	3.41
Federal Home Loan Mortgage Corp.	42,033	2,564,013	0.58
Federal National Mortgage Association	59,088	3,037,123	0.69
Goldman Sachs Group Inc. (The)	20,697	3,248,601	0.74
JP Morgan Chase & Co.	214,746	8,942,023	2.03
Lehman Brothers Holdings Inc.	16,887	2,440,678	0.56
Merrill Lynch & Co. Inc.	57,534	4,531,378	1.03
Morgan Stanley	60,324	3,789,554	0.86
Other securities[1]		6,968,065	1.58

		50,515,449	11.48

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Duke Energy Corp.	75,279	$2,194,383	0.50%
Exelon Corp.	40,818	2,159,272	0.49
Other securities[1]		19,105,773	4.34

		23,459,428	5.33
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		1,054,046	0.24

		1,054,046	0.24
ELECTRONICS
Other securities[1]		2,988,402	0.68

		2,988,402	0.68
ENERGY – ALTERNATE SOURCES
Other securities[1]		50,545	0.01

		50,545	0.01
ENGINEERING & CONSTRUCTION
Other securities[1]		749,463	0.17

		749,463	0.17
ENTERTAINMENT
Other securities[1]		477,986	0.11

		477,986	0.11
ENVIRONMENTAL CONTROL
Other securities[1]		1,460,080	0.33

		1,460,080	0.33
FOOD
Other securities[1]		7,887,813	1.79

		7,887,813	1.79
FOREST PRODUCTS & PAPER
Other securities[1]		4,260,391	0.97

		4,260,391	0.97
GAS
Other securities[1]		3,300,634	0.75

		3,300,634	0.75
HAND & MACHINE TOOLS
Other securities[1]		712,320	0.16

		712,320	0.16
HEALTH CARE – PRODUCTS
Other securities[1]		603,667	0.14

		603,667	0.14
HEALTH CARE – SERVICES
Other securities[1]		2,739,098	0.62

		2,739,098	0.62
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		315,872	0.07

		315,872	0.07
HOME BUILDERS
Other securities[1]		1,790,569	0.41

		1,790,569	0.41
HOME FURNISHINGS
Other securities[1]		661,065	0.15

		661,065	0.15
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		2,053,128	0.47

		2,053,128	0.47
HOUSEWARES
Other securities[1]		377,405	0.09

		377,405	0.09
INSURANCE
Allstate Corp. (The)	40,803	2,126,244	0.48
American International Group Inc.	98,454	6,506,825	1.48
Prudential Financial Inc.	29,472	2,234,272	0.51
St. Paul Travelers Companies Inc.	41,147	1,719,533	0.39
Other securities[1]		19,191,908	4.37

		31,778,782	7.23
INTERNET
Other securities[1]		1,201,221	0.27

		1,201,221	0.27
INVESTMENT COMPANIES
Other securities[1]		718,938	0.16

		718,938	0.16
IRON & STEEL
Other securities[1]		2,164,186	0.49

		2,164,186	0.49
LEISURE TIME
Other securities[1]		411,687	0.09

		411,687	0.09

22	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$892,041	0.20%

		892,041	0.20
MACHINERY
Other securities[1]		2,407,250	0.55

		2,407,250	0.55
MANUFACTURING
General Electric Co.	156,657	5,448,530	1.24
Honeywell International Inc.	52,085	2,227,675	0.51
Other securities[1]		4,326,380	0.98

		12,002,585	2.73
MEDIA
Comcast Corp. Class A2	65,319	1,708,745	0.39
Time Warner Inc.	264,885	4,447,419	1.01
Walt Disney Co. (The)	89,258	2,489,406	0.57
Other securities[1]		8,646,563	1.96

		17,292,133	3.93
METAL FABRICATE & HARDWARE
Other securities[1]		885,959	0.20

		885,959	0.20
MINING
Alcoa Inc.	53,263	1,627,717	0.37
Other securities[1]		2,066,274	0.47

		3,693,991	0.84
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		1,291,396	0.29

		1,291,396	0.29
OFFICE FURNISHINGS
Other securities[1]		59,694	0.01

		59,694	0.01
OIL & GAS
Chevron Corp.	138,307	8,017,657	1.82
ConocoPhillips	101,860	6,432,459	1.46
Devon Energy Corp.	27,133	1,659,726	0.38
Exxon Mobil Corp.	388,463	23,641,858	5.38
Marathon Oil Corp.	22,183	1,689,679	0.38
Occidental Petroleum Corp.	25,697	2,380,827	0.54
Valero Energy Corp.	36,200	2,164,036	0.49
Other securities[1]		7,588,312	1.73

		53,574,554	12.18
OIL & GAS SERVICES
Other securities[1]		1,066,599	0.24

		1,066,599	0.24
PACKAGING & CONTAINERS
Other securities[1]		1,353,836	0.31

		1,353,836	0.31
PHARMACEUTICALS
Bristol-Myers Squibb Co.	71,009	1,747,531	0.40
Merck & Co. Inc.	103,420	3,643,487	0.83
Pfizer Inc.	453,763	11,307,774	2.57
Wyeth	41,029	1,990,727	0.45
Other securities[1]		3,940,141	0.90

		22,629,660	5.15
PIPELINES
Other securities[1]		1,413,460	0.32

		1,413,460	0.32
REAL ESTATE
Other securities[1]		135,369	0.03

		135,369	0.03
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		17,530,471	3.99

		17,530,471	3.99
RETAIL
McDonald’s Corp.	77,382	2,658,846	0.61
Other securities[1]		7,990,659	1.81

		10,649,505	2.42
SAVINGS & LOANS
Washington Mutual Inc.	60,387	2,573,694	0.59
Other securities[1]		3,331,542	0.75

		5,905,236	1.34
SEMICONDUCTORS
Other securities[1]		2,986,450	0.68

		2,986,450	0.68
SOFTWARE
Other securities[1]		1,624,098	0.37

		1,624,098	0.37
TELECOMMUNICATIONS
AT&T Inc.	239,704	6,481,596	1.47
BellSouth Corp.	111,769	3,872,796	0.88

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
Sprint Nextel Corp.	140,412	$3,628,246	0.83%
Verizon Communications Inc.	178,753	6,088,327	1.39
Other securities[1]		8,291,939	1.88

		28,362,904	6.45
TEXTILES
Other securities[1]		287,370	0.07

		287,370	0.07
TOYS, GAMES & HOBBIES
Other securities[1]		686,426	0.16

		686,426	0.16
TRANSPORTATION
Burlington Northern
Santa Fe Corp.	22,993	1,916,007	0.44
Union Pacific Corp.	16,062	1,499,388	0.34
Other securities[1]		2,986,318	0.68

		6,401,713	1.46
TRUCKING & LEASING
Other securities[1]		178,502	0.04

		178,502	0.04
WATER
Other securities[1]		361,950	0.08

		361,950	0.08

TOTAL COMMON STOCKS (Cost: $ 409,183,755)		438,963,752	99.79
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		71,010	0.02

		71,010	0.02
COMMERCIAL PAPER[3]
Other securities[1]		610,418	0.14

		610,418	0.14
MEDIUM-TERM NOTES[3]
Other securities[1]		146,367	0.03

		146,367	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	375,585	375,585	0.09

		375,585	0.09
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		414,229	0.09

		414,229	0.09
TIME DEPOSITS[3]
Other securities[1]		162,670	0.04

		162,670	0.04
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		1,408,588	0.32

		1,408,588	0.32

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,188,867)		3,188,867	0.73

TOTAL INVESTMENTS IN SECURITIES (Cost: $412,372,622)		442,152,619	100.52
Other Assets, Less Liabilities		(2,286,938)	(0.52)

NET ASSETS		$439,865,681	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $414,229, due 4/3/06, with a total maturity value of $414,399 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $433,504, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

24	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAPTM INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$615,496	0.28%

		615,496	0.28
AEROSPACE & DEFENSE
AAR Corp.[2]	17,234	490,824	0.23
Kaman Corp.	16,502	415,190	0.19
Orbital Sciences Corp.[2]	32,856	519,782	0.24
United Industrial Corp.[3]	7,696	468,917	0.22
Other securities[1]		1,527,828	0.70

		3,422,541	1.58
AGRICULTURE
Andersons Inc.	5,550	434,176	0.20
Other securities[1]		161,836	0.08

		596,012	0.28
AIRLINES
Other securities[1]		824,603	0.38

		824,603	0.38
APPAREL
Other securities[1]		3,080,378	1.42

		3,080,378	1.42
AUTO MANUFACTURERS
Other securities[1]		286,114	0.13

		286,114	0.13
AUTO PARTS & EQUIPMENT
Other securities[1]		1,164,852	0.54

		1,164,852	0.54
BANKS
City Bank	9,908	461,118	0.21
Columbia Banking System Inc.	13,024	435,783	0.20
IBERIABANK Corp.	8,805	498,099	0.23
Independent Bank Corp. (Massachusetts)	13,764	442,513	0.20
Integra Bank Corp.	19,018	434,751	0.20
Old Second Bancorp Inc.	12,654	415,431	0.19
Preferred Bank	8,604	434,416	0.20
Other securities[1]		17,956,386	8.31

		21,078,497	9.74
BEVERAGES
Other securities[1]		919,176	0.42

		919,176	0.42
BIOTECHNOLOGY
Exelixis Inc.[2]	38,997	468,354	0.22
Illumina Inc.[2]	17,760	421,800	0.20
Myogen Inc.[2]	12,350	447,440	0.21
Myriad Genetics Inc.[2]	16,338	426,258	0.20
Other securities[1]		8,355,487	3.85

		10,119,339	4.68
BUILDING MATERIALS
Other securities[1]		1,577,977	0.73

		1,577,977	0.73
CHEMICALS
Schulman (A.) Inc.	18,056	446,886	0.21
Other securities[1]		2,111,141	0.97

		2,558,027	1.18
COAL
Other securities[1]		256,372	0.12

		256,372	0.12
COMMERCIAL SERVICES
Cenveo Inc.[2]	25,900	429,422	0.20
Other securities[1]		9,358,481	4.32

		9,787,903	4.52
COMPUTERS
Stratasys Inc.[2]	20,181	594,936	0.27
Other securities[1]		6,679,346	3.09

		7,274,282	3.36
COSMETICS & PERSONAL CARE
Other securities[1]		102,587	0.05

		102,587	0.05
DISTRIBUTION & WHOLESALE
Brightpoint Inc.[2]	22,113	686,830	0.32
Other securities[1]		1,011,724	0.47

		1,698,554	0.79
DIVERSIFIED FINANCIAL SERVICES
LaBranche & Co. Inc.[2,3]	27,898	441,067	0.20
Other securities[1]		1,649,468	0.77

		2,090,535	0.97

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$155,384	0.07%

		155,384	0.07
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		4,267,184	1.97

		4,267,184	1.97
ELECTRONICS
American Science & Engineering Inc.[2]	4,810	449,254	0.21
Rofin-Sinar Technologies Inc.[2]	7,769	420,536	0.19
Technitrol Inc.	21,016	503,964	0.23
Other securities[1]		8,180,487	3.78

		9,554,241	4.41
ENERGY – ALTERNATE SOURCES
Other securities[1]		987,090	0.46

		987,090	0.46
ENGINEERING & CONSTRUCTION
Other securities[1]		1,225,854	0.57

		1,225,854	0.57
ENTERTAINMENT
Six Flags Inc.[2,3]	48,025	488,895	0.23
Other securities[1]		1,180,398	0.54

		1,669,293	0.77
ENVIRONMENTAL CONTROL
Other securities[1]		2,118,477	0.98

		2,118,477	0.98
FOOD
Lance Inc.	19,610	441,225	0.20
Other securities[1]		2,058,683	0.96

		2,499,908	1.16
FOREST PRODUCTS & PAPER
Other securities[1]		1,912,627	0.88

		1,912,627	0.88
GAS
EnergySouth Inc.	13,636	433,761	0.20
Other securities[1]		309,631	0.14

		743,392	0.34
HEALTH CARE – PRODUCTS
Other securities[1]		9,528,528	4.40

		9,528,528	4.40
HEALTH CARE – SERVICES
Other securities[1]		4,415,200	2.04

		4,415,200	2.04
HOME BUILDERS
Other securities[1]		928,033	0.43

		928,033	0.43
HOME FURNISHINGS
Other securities[1]		1,035,489	0.48

		1,035,489	0.48
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		992,285	0.46

		992,285	0.46
HOUSEWARES
Other securities[1]		240,239	0.11

		240,239	0.11
INSURANCE
Other securities[1]		3,062,230	1.41

		3,062,230	1.41
INTERNET
HomeStore Inc.[2]	76,885	504,366	0.23
NutriSystem Inc.[2]	11,026	523,956	0.24
Other securities[1]		9,943,613	4.60

		10,971,935	5.07
INVESTMENT COMPANIES
Other securities[1]		1,277,156	0.59

		1,277,156	0.59
IRON & STEEL
Other securities[1]		1,035,380	0.48

		1,035,380	0.48
LEISURE TIME
Other securities[1]		1,002,597	0.46

		1,002,597	0.46
LODGING
Other securities[1]		615,979	0.28

		615,979	0.28

26	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[1]		$3,454,728	1.60%

		3,454,728	1.60
MANUFACTURING
Other securities[1]		2,096,830	0.97

		2,096,830	0.97
MEDIA
Other securities[1]		1,981,753	0.92

		1,981,753	0.92
METAL FABRICATE & HARDWARE
Other securities[1]		1,109,623	0.51

		1,109,623	0.51
MINING
Hecla Mining Co.[2]	71,780	474,466	0.22
Royal Gold Inc.[3]	13,257	479,771	0.22
Other securities[1]		543,126	0.25

		1,497,363	0.69
OFFICE FURNISHINGS
Other securities[1]		348,482	0.16

		348,482	0.16
OIL & GAS
Atlas America Inc.[2]	10,101	482,929	0.22
Giant Industries Inc.[2]	7,104	494,012	0.23
Other securities[1]		5,414,529	2.50

		6,391,470	2.95
OIL & GAS SERVICES
Lufkin Industries Inc.	7,843	434,816	0.20
Other securities[1]		2,032,422	0.94

		2,467,238	1.14
PACKAGING & CONTAINERS
Other securities[1]		332,189	0.15

		332,189	0.15
PHARMACEUTICALS
Adolor Corp.[2]	19,872	472,954	0.22
BioMarin Pharmaceutical Inc.[2]	38,035	510,430	0.24
Cubist Pharmaceuticals Inc.[2]	27,898	640,817	0.30
Other securities[1]		10,570,372	4.87

		12,194,573	5.63
PIPELINES
Other securities[1]		225,041	0.10

		225,041	0.10
REAL ESTATE
Other securities[1]		964,802	0.45

		964,802	0.45
REAL ESTATE INVESTMENT TRUSTS
Gladstone Commercial Corp.	21,001	425,270	0.20
Town & Country Trust (The)	15,908	645,706	0.30
Other securities[1]		9,574,284	4.42

		10,645,260	4.92
RETAIL
Cash America International Inc.	15,244	457,625	0.21
Other securities[1]		7,924,579	3.66

		8,382,204	3.87
SAVINGS & LOANS
KNBT Bancorp Inc.	26,196	428,305	0.20
TierOne Corp.	14,282	484,874	0.22
Other securities[1]		4,545,011	2.10

		5,458,190	2.52
SEMICONDUCTORS
Lattice Semiconductor Corp.[2]	62,161	413,992	0.19
Zoran Corp.[2]	22,792	498,689	0.23
Other securities[1]		7,106,497	3.28

		8,019,178	3.70
SOFTWARE
Nuance Communications Inc.[2,3]	58,094	686,090	0.32
Trident Microsystems Inc.[2]	26,574	772,240	0.36
Other securities[1]		7,558,656	3.49

		9,016,986	4.17
TELECOMMUNICATIONS
Broadwing Corp.[2]	33,078	487,570	0.23
Dobson Communications Corp. Class A2,3	57,223	458,928	0.21
Finisar Corp.[2]	105,450	521,978	0.24
Other securities[1]		8,674,667	4.01

		10,143,143	4.69

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$272,773	0.13%

		272,773	0.13
TOYS, GAMES & HOBBIES
Other securities[1]		367,435	0.17

		367,435	0.17
TRANSPORTATION
Other securities[1]		2,266,278	1.05

		2,266,278	1.05
TRUCKING & LEASING
Other securities[1]		163,004	0.08

		163,004	0.08
WATER
American States Water Co.	13,764	514,223	0.24
Other securities[1]		963,241	0.44

		1,477,464	0.68

TOTAL COMMON STOCKS (Cost: $195,292,698)		216,967,753	100.24
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[4]
Other securities[1]		207,090	0.09

		207,090	0.09
COMMERCIAL PAPER[4]
Other securities[1]		1,780,171	0.82

		1,780,171	0.82
MEDIUM-TERM NOTES[4]
Other securities[1]		426,850	0.20

		426,850	0.20
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[5,6]	179,545	179,545	0.08

		179,545	0.08
REPURCHASE AGREEMENTS[4]
Fully collateralized repurchase agreements[7]		1,208,021	0.56

		1,208,021	0.56
TIME DEPOSITS[4]
Other securities[1]		474,398	0.22

		474,398	0.22
VARIABLE & FLOATING RATE NOTES[4]
Other securities[1]		4,107,886	1.90

		4,107,886	1.90

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,383,961)		8,383,961	3.87

TOTAL INVESTMENTS IN SECURITIES (Cost: $203,676,659)		225,351,714	104.11
Other Assets, Less Liabilities		(8,891,945)	(4.11)

NET ASSETS		$216,459,769	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security represents a security on loan. See Note 5.

[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Aggregated repurchase agreements in the amount of $1,208,021, due 4/3/06, with a total maturity value of $1,208,515 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $1,264,239, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

28	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$10,231,635	0.47%

		10,231,635	0.47
AEROSPACE & DEFENSE
Other securities[1]		15,959,470	0.73

		15,959,470	0.73
AGRICULTURE
Archer-Daniels-Midland Co.	369,816	12,444,308	0.57
Other securities[1]		10,758,852	0.49

		23,203,160	1.06
AIRLINES
Southwest Airlines Co.	442,089	7,953,181	0.36
Other securities[1]		3,659,051	0.17

		11,612,232	0.53
APPAREL
Coach Inc.[2]	212,453	7,346,625	0.33
Other securities[1]		11,830,857	0.54

		19,177,482	0.87
AUTO MANUFACTURERS
Other securities[1]		10,426,091	0.47

		10,426,091	0.47
AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	108,181	8,214,183	0.37
Other securities[1]		6,409,000	0.30

		14,623,183	0.67
BANKS
KeyCorp	229,658	8,451,414	0.38
Mellon Financial Corp.	238,412	8,487,467	0.39
North Fork Bancorp Inc.	269,046	7,756,596	0.35
Other securities[1]		89,650,987	4.09

		114,346,464	5.21
BEVERAGES
Other securities[1]		13,730,311	0.62

		13,730,311	0.62
BIOTECHNOLOGY
Biogen Idec Inc.[2]	194,145	9,144,229	0.42
Celgene Corp.[2]	187,972	8,312,122	0.38
Other securities[1]		19,174,121	0.87

		36,630,472	1.67
BUILDING MATERIALS
Other securities[1]		17,397,486	0.79

		17,397,486	0.79
CHEMICALS
Other securities[1]		46,522,024	2.12

		46,522,024	2.12
COAL
Peabody Energy Corp.	147,329	7,426,855	0.34
Other securities[1]		8,506,274	0.38

		15,933,129	0.72
COMMERCIAL SERVICES
McKesson Corp.	168,994	8,809,657	0.40
Moody’s Corp.	141,879	10,138,673	0.46
Paychex Inc.	186,976	7,789,420	0.36
Other securities[1]		47,074,430	2.14

		73,812,180	3.36
COMPUTERS
Electronic Data Systems Corp.	292,302	7,842,463	0.36
Network Appliance Inc.[2]	206,271	7,431,944	0.34
Sun Microsystems Inc.[2]	1,918,719	9,843,028	0.45
Other securities[1]		46,919,222	2.13

		72,036,657	3.28
COSMETICS & PERSONAL CARE
Other securities[1]		4,544,275	0.21

		4,544,275	0.21
DISTRIBUTION & WHOLESALE
Other securities[1]		17,039,428	0.78

		17,039,428	0.78
DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	67,240	9,326,188	0.43
Chicago Mercantile Exchange Holdings Inc.	19,294	8,634,065	0.39
Legg Mason Inc.	69,774	8,744,776	0.40
Other securities[1]		45,691,409	2.08

		72,396,438	3.30

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRIC
American Electric Power Co. Inc.	216,333	$7,359,649	0.34%
Edison International	183,522	7,557,436	0.34
PG&E Corp.	194,529	7,567,178	0.34
Public Service Enterprise Group Inc.	141,085	9,035,083	0.41
Other securities[1]		87,333,657	3.98

		118,853,003	5.41
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		10,283,171	0.47

		10,283,171	0.47
ELECTRONICS
Agilent Technologies Inc.[2]	241,532	9,069,527	0.41
Other securities[1]		41,378,044	1.89

		50,447,571	2.30
ENGINEERING & CONSTRUCTION
Other securities[1]		6,992,224	0.32

		6,992,224	0.32
ENTERTAINMENT
Other securities[1]		14,521,393	0.66

		14,521,393	0.66
ENVIRONMENTAL CONTROL
Other securities[1]		7,266,250	0.33

		7,266,250	0.33
FOOD
Heinz (H.J.) Co.	197,204	7,477,976	0.34
Kroger Co.[2]	410,545	8,358,696	0.38
Other securities[1]		43,155,915	1.97

		58,992,587	2.69
FOREST PRODUCTS & PAPER
Other securities[1]		15,018,643	0.68

		15,018,643	0.68
GAS
Other securities[1]		24,867,444	1.13

		24,867,444	1.13
HAND & MACHINE TOOLS
Other securities[1]		7,325,116	0.33

		7,325,116	0.33
HEALTH CARE – PRODUCTS
Other securities[1]		43,443,263	1.98

		43,443,263	1.98
HEALTH CARE – SERVICES
Other securities[1]		44,124,180	2.01

		44,124,180	2.01
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		2,733,025	0.12

		2,733,025	0.12
HOME BUILDERS
Other securities[1]		33,063,802	1.50

		33,063,802	1.50
HOME FURNISHINGS
Other securities[1]		8,101,793	0.37

		8,101,793	0.37
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		19,264,924	0.88

		19,264,924	0.88
HOUSEWARES
Other securities[1]		5,069,695	0.23

		5,069,695	0.23
INSURANCE
AON Corp.	179,038	7,431,867	0.34
CIGNA Corp.	68,199	8,908,153	0.41
Principal Financial Group Inc.	165,492	8,076,010	0.37
Other securities[1]		88,509,919	4.02

		112,925,949	5.14
INTERNET
Other securities[1]		16,623,644	0.76

		16,623,644	0.76
INVESTMENT COMPANIES
Other securities[1]		4,666,250	0.21

		4,666,250	0.21
IRON & STEEL
Nucor Corp.	90,249	9,457,193	0.43
Other securities[1]		7,239,583	0.33

		16,696,776	0.76

30	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[1]		$5,170,974	0.23%

		5,170,974	0.23
LODGING
Harrah’s Entertainment Inc.	102,432	7,985,599	0.36
Starwood Hotels & Resorts Worldwide Inc.	121,745	8,245,789	0.38
Other securities[1]		15,712,305	0.71

		31,943,693	1.45
MACHINERY
Rockwell Automation Inc.	103,631	7,452,105	0.34
Other securities[1]		14,048,745	0.64

		21,500,850	0.98
MANUFACTURING
Other securities[1]		54,079,187	2.46

		54,079,187	2.46
MEDIA
Other securities[1]		42,988,793	1.96

		42,988,793	1.96
METAL FABRICATE & HARDWARE
Other securities[1]		5,860,681	0.27

		5,860,681	0.27
MINING
Phelps Dodge Corp.	114,331	9,207,075	0.42
Other securities[1]		7,284,133	0.33

		16,491,208	0.75
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2]	539,782	8,204,686	0.38
Other securities[1]		5,563,299	0.25

		13,767,985	0.63
OFFICE FURNISHINGS
Other securities[1]		3,675,066	0.17

		3,675,066	0.17
OIL & GAS
EOG Resources Inc.	134,775	9,703,800	0.44
XTO Energy Inc.	203,326	8,858,914	0.40
Other securities[1]		74,834,509	3.41

		93,397,223	4.25
OIL & GAS SERVICES
Other securities[1]		27,332,534	1.24

		27,332,534	1.24
PACKAGING & CONTAINERS
Other securities[1]		15,116,031	0.69

		15,116,031	0.69
PHARMACEUTICALS
Allergan Inc.	82,992	9,004,632	0.41
Forest Laboratories Inc.[2]	183,589	8,193,577	0.37
Other securities[1]		40,670,163	1.85

		57,868,372	2.63
PIPELINES
Other securities[1]		26,405,531	1.20

		26,405,531	1.20
REAL ESTATE
Other securities[1]		6,728,311	0.31

		6,728,311	0.31
REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	214,451	7,201,265	0.33
Equity Residential	161,459	7,554,667	0.34
ProLogis	136,429	7,298,952	0.33
Other securities[1]		108,116,539	4.93

		130,171,423	5.93
RETAIL
Federated Department Stores Inc.	153,345	11,194,185	0.51
Other securities[1]		118,314,825	5.39

		129,509,010	5.90
SAVINGS & LOANS
Other securities[1]		18,764,401	0.85

		18,764,401	0.85
SEMICONDUCTORS
Advanced Micro Devices Inc.[2]	270,913	8,983,475	0.41
Analog Devices Inc.	208,436	7,981,014	0.36
Broadcom Corp. Class A2	233,808	10,091,153	0.46
Other securities[1]		75,214,279	3.43

		102,269,921	4.66

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[1]		$58,024,139	2.64%

		58,024,139	2.64
TELECOMMUNICATIONS
American Tower Corp. Class A2	235,567	7,142,391	0.33
Lucent Technologies Inc.[2]	2,495,734	7,611,989	0.35
Other securities[1]		49,323,005	2.24

		64,077,385	2.92
TEXTILES
Other securities[1]		5,744,378	0.26

		5,744,378	0.26
TOYS, GAMES & HOBBIES
Other securities[1]		6,499,935	0.30

		6,499,935	0.30
TRANSPORTATION
CSX Corp.	122,002	7,295,720	0.33
Norfolk Southern Corp.	227,739	12,313,848	0.56
Other securities[1]		21,123,880	0.96

		40,733,448	1.85
WATER
Other securities[1]		2,007,463	0.09

		2,007,463	0.09

TOTAL COMMON STOCKS (Cost: $ 1,880,894,302)		2,191,030,762	99.76

SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		341,971	0.02

		341,971	0.02
COMMERCIAL PAPER[3]
Other securities[1]		2,939,624	0.13

		2,939,624	0.13
MEDIUM-TERM NOTES[3]
Other securities[1]		704,866	0.03

		704,866	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	1,803,043	1,803,043	0.08

		1,803,043	0.08
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		1,994,828	0.09

		1,994,828	0.09
TIME DEPOSITS[3]
Other securities[1]		783,382	0.04

		783,382	0.04
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		6,783,430	0.31

		6,783,430	0.31
TOTAL SHORT-TERM INVESTMENTS (Cost: $ 15,351,144)		15,351,144	0.70

TOTAL INVESTMENTS IN SECURITIES (Cost: $ 1,896,245,446)		2,206,381,906	100.46
Other Assets, Less Liabilities		(10,013,437)	(0.46)

NET ASSETS		$2,196,368,469	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $1,994,828, due 4/3/06, with a total maturity value of $1,995,646 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $2,087,661, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

32	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$13,784,952	0.87%

		13,784,952	0.87
AEROSPACE & DEFENSE
Rockwell Collins Inc.	148,233	8,352,930	0.53
Other securities[1]		11,000,938	0.69

		19,353,868	1.22
AGRICULTURE
Other securities[1]		3,011,050	0.19

		3,011,050	0.19
AIRLINES
Other securities[1]		11,176,791	0.71

		11,176,791	0.71
APPAREL
Coach Inc.[2]	313,672	10,846,778	0.69
Other securities[1]		3,614,798	0.22

		14,461,576	0.91
AUTO MANUFACTURERS
PACCAR Inc.	126,116	8,888,656	0.56
Other securities[1]		5,186,956	0.33

		14,075,612	0.89
AUTO PARTS & EQUIPMENT
Other securities[1]		4,676,721	0.30

		4,676,721	0.30
BANKS
Other securities[1]		24,692,951	1.56

		24,692,951	1.56
BEVERAGES
Other securities[1]		5,186,999	0.33

		5,186,999	0.33
BIOTECHNOLOGY
Celgene Corp.[2]	277,514	12,271,669	0.78
MedImmune Inc.[2]	205,897	7,531,712	0.48
Other securities[1]		22,367,544	1.41

		42,170,925	2.67
BUILDING MATERIALS
Other securities[1]		17,181,145	1.09

		17,181,145	1.09
CHEMICALS
Other securities[1]		15,161,574	0.96

		15,161,574	0.96
COAL
Peabody Energy Corp.	217,523	10,965,334	0.69
Other securities[1]		7,968,224	0.51

		18,933,558	1.20
COMMERCIAL SERVICES
Moody’s Corp.	209,439	14,966,511	0.95
Paychex Inc.	276,054	11,500,410	0.73
Other securities[1]		54,628,416	3.45

		81,095,337	5.13
COMPUTERS
Network Appliance Inc.[2]	304,538	10,972,504	0.69
SanDisk Corp.[2]	122,609	7,052,470	0.45
Sun Microsystems Inc.[2]	1,671,891	8,576,801	0.54
Other securities[1]		36,316,931	2.30

		62,918,706	3.98
COSMETICS & PERSONAL CARE
Other securities[1]		4,726,025	0.30

		4,726,025	0.30
DISTRIBUTION & WHOLESALE
Other securities[1]		12,521,414	0.79

		12,521,414	0.79
DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange Holdings Inc.	28,491	12,749,722	0.81
Legg Mason Inc.	103,001	12,909,115	0.82
Rowe (T.) Price Group Inc.	108,343	8,473,506	0.53
Other securities[1]		20,143,435	1.27

		54,275,778	3.43
ELECTRIC
AES Corp. (The)[2]	543,379	9,270,046	0.59

		9,270,046	0.59
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		10,279,488	0.65

		10,279,488	0.65

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[2]	301,339	$11,315,279	0.72%
Other securities[1]		35,513,806	2.24

		46,829,085	2.96
ENGINEERING & CONSTRUCTION
Other securities[1]		9,489,330	0.60

		9,489,330	0.60
ENTERTAINMENT
International Game Technology Inc.	285,957	10,071,406	0.64
Other securities[1]		9,412,361	0.59

		19,483,767	1.23
ENVIRONMENTAL CONTROL
Other securities[1]		4,380,273	0.28

		4,380,273	0.28
FOOD
Whole Foods Market Inc.	114,486	7,606,450	0.48
Other securities[1]		11,616,260	0.74

		19,222,710	1.22
HAND & MACHINE TOOLS
Other securities[1]		5,309,123	0.34

		5,309,123	0.34
HEALTH CARE – PRODUCTS
Biomet Inc.	209,303	7,434,443	0.47
Other securities[1]		54,245,464	3.43

		61,679,907	3.90
HEALTH CARE – SERVICES
Coventry Health Care Inc.[2]	133,848	7,225,115	0.46
Other securities[1]		47,995,552	3.03

		55,220,667	3.49
HOME BUILDERS
Other securities[1]		28,025,058	1.77

		28,025,058	1.77
HOME FURNISHINGS
Other securities[1]		7,117,732	0.45

		7,117,732	0.45
HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	120,990	9,755,424	0.62
Other securities[1]		6,733,016	0.42

		16,488,440	1.04
HOUSEWARES
Other securities[1]		2,745,048	0.17

		2,745,048	0.17
INSURANCE
Other securities[1]		13,276,136	0.84

		13,276,136	0.84
INTERNET
Other securities[1]		23,488,709	1.49

		23,488,709	1.49
IRON & STEEL
Other securities[1]		4,907,431	0.31

		4,907,431	0.31
LEISURE TIME
Other securities[1]		4,262,869	0.27

		4,262,869	0.27
LODGING
Harrah’s Entertainment Inc.	94,801	7,390,686	0.47
Hilton Hotels Corp.	317,720	8,089,151	0.51
Starwood Hotels & Resorts Worldwide Inc.	110,526	7,485,926	0.48
Other securities[1]		15,090,716	0.95

		38,056,479	2.41
MACHINERY
Rockwell Automation Inc.	153,009	11,002,877	0.70
Other securities[1]		15,292,293	0.96

		26,295,170	1.66
MANUFACTURING
ITT Industries Inc.	140,679	7,908,973	0.50
Other securities[1]		28,343,192	1.79

		36,252,165	2.29
MEDIA
Other securities[1]		38,590,432	2.44

		38,590,432	2.44

34	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[1]		$3,265,182	0.21%

		3,265,182	0.21
MINING
Freeport-McMoRan Copper & Gold Inc.	149,406	8,929,997	0.56
Phelps Dodge Corp.	90,542	7,291,347	0.46
Other securities[1]		1,820,037	0.12

		18,041,381	1.14
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,308,669	0.27

		4,308,669	0.27
OFFICE FURNISHINGS
Other securities[1]		4,890,496	0.31

		4,890,496	0.31
OIL & GAS
EOG Resources Inc.	198,947	14,324,184	0.91
XTO Energy Inc.	300,158	13,077,884	0.83
Other securities[1]		60,577,216	3.82

		87,979,284	5.56
OIL & GAS SERVICES
BJ Services Co.	269,386	9,320,756	0.59
Other securities[1]		24,545,587	1.55

		33,866,343	2.14
PACKAGING & CONTAINERS
Other securities[1]		4,723,686	0.30

		4,723,686	0.30
PHARMACEUTICALS
Allergan Inc.	122,503	13,291,575	0.84
Express Scripts Inc.[2]	103,427	9,091,233	0.57
Forest Laboratories Inc.[2]	271,036	12,096,337	0.77
Other securities[1]		27,086,661	1.71

		61,565,806	3.89
PIPELINES
Kinder Morgan Inc.	81,688	7,514,479	0.48
Other securities[1]		12,651,097	0.79

		20,165,576	1.27
REAL ESTATE
Other securities[1]		9,910,658	0.63

		9,910,658	0.63
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		20,370,476	1.29

		20,370,476	1.29
RETAIL
Bed Bath & Beyond Inc.[2]	244,657	9,394,829	0.59
Limited Brands Inc.	287,380	7,029,315	0.44
Nordstrom Inc.	182,555	7,152,505	0.45
TJX Companies Inc.	399,855	9,924,401	0.63
Other securities[1]		97,470,737	6.17

		130,971,787	8.28
SAVINGS & LOANS
Other securities[1]		8,216,166	0.52

		8,216,166	0.52
SEMICONDUCTORS
Analog Devices Inc.	307,729	11,782,943	0.75
Broadcom Corp. Class A2	345,120	14,895,379	0.94
KLA-Tencor Corp.	163,810	7,921,852	0.50
Linear Technology Corp.	254,561	8,930,000	0.57
Maxim Integrated Products Inc.	272,808	10,134,817	0.64
National Semiconductor Corp.	290,444	8,085,961	0.51
NVIDIA Corp.[2]	141,306	8,091,182	0.51
Xilinx Inc.	289,617	7,373,649	0.47
Other securities[1]		48,772,503	3.08

		125,988,286	7.97
SOFTWARE
Autodesk Inc.[2]	187,217	7,211,599	0.46
Other securities[1]		65,931,078	4.17

		73,142,677	4.63
TELECOMMUNICATIONS
American Tower Corp. Class A2	327,332	9,924,706	0.63
Other securities[1]		29,483,566	1.86

		39,408,272	2.49
TEXTILES
Other securities[1]		5,789,239	0.37

		5,789,239	0.37

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[1]		$1,668,691	0.11%

		1,668,691	0.11
TRANSPORTATION
Expeditors International Washington Inc.	88,679	7,660,979	0.49
Other securities[1]		17,336,946	1.09

		24,997,925	1.58
WATER
Other securities[1]		308,051	0.02

		308,051	0.02

TOTAL COMMON STOCKS (Cost: $1,335,844,159)		1,579,653,698	99.91
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		202,485	0.01

		202,485	0.01
COMMERCIAL PAPER[3]
Other securities[1]		1,740,589	0.11

		1,740,589	0.11
MEDIUM-TERM NOTES[3]
Other securities[1]		417,361	0.03

		417,361	0.03
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	1,319,767	1,319,767	0.08

		1,319,767	0.08
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		1,181,166	0.08

		1,181,166	0.08
TIME DEPOSITS[3]
Other securities[1]		463,852	0.03

		463,852	0.03
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		4,016,561	0.25

		4,016,561	0.25

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,341,781)		9,341,781	0.59

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,345,185,940)		1,588,995,479	100.50
Other Assets, Less Liabilities		(7,979,348)	(0.50)

NET ASSETS		$1,581,016,131	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $1,181,166, due 4/3/06, with a total maturity value of $1,181,650 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $1,236,131, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

36	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
COMMON STOCKS
ADVERTISING
Other securities[1]		$1,601,691	0.08%

		1,601,691	0.08
AEROSPACE & DEFENSE
Other securities[1]		5,252,356	0.25

		5,252,356	0.25
AGRICULTURE
Archer-Daniels- Midland Co.	682,478	22,965,385	1.11
Other securities[1]		16,099,765	0.77

		39,065,150	1.88
AIRLINES
Other securities[1]		7,441,546	0.36

		7,441,546	0.36
APPAREL
Other securities[1]		17,329,675	0.84

		17,329,675	0.84
AUTO MANUFACTURERS
Other securities[1]		1,631,612	0.08

		1,631,612	0.08
AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	162,114	12,309,316	0.59
Other securities[1]		10,054,401	0.49

		22,363,717	1.08
BANKS
AmSouth Bancorp	366,955	9,926,133	0.48
Comerica Inc.	175,491	10,173,213	0.49
KeyCorp	423,816	15,596,429	0.75
Marshall & Ilsley Corp.	238,032	10,373,435	0.50
Mellon Financial Corp.	407,412	14,503,867	0.70
North Fork Bancorp Inc.	496,512	14,314,441	0.69
Other securities[1]		105,186,519	5.07

		180,074,037	8.68
BEVERAGES
Other securities[1]		18,846,851	0.91

		18,846,851	0.91
BIOTECHNOLOGY
Other securities[1]		14,972,512	0.72

		14,972,512	0.72
BUILDING MATERIALS
Other securities[1]		10,601,883	0.51

		10,601,883	0.51
CHEMICALS
PPG Industries Inc.	178,467	11,305,884	0.54
Other securities[1]		55,515,819	2.68

		66,821,703	3.22
COAL
Other securities[1]		5,788,135	0.28

		5,788,135	0.28
COMMERCIAL SERVICES
McKesson Corp.	188,683	9,836,045	0.47
Other securities[1]		24,921,848	1.20

		34,757,893	1.67
COMPUTERS
Computer Sciences Corp.[2]	198,674	11,036,341	0.53
Electronic Data Systems Corp.	415,367	11,144,297	0.54
Other securities[1]		32,105,083	1.55

		54,285,721	2.62
COSMETICS & PERSONAL CARE
Other securities[1]		2,478,428	0.12

		2,478,428	0.12
DISTRIBUTION & WHOLESALE
Other securities[1]		15,783,023	0.76

		15,783,023	0.76
DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	124,097	17,212,254	0.83
CIT Group Inc.	207,693	11,115,729	0.54
E*TRADE Financial Corp.[2]	433,087	11,684,687	0.56
Other securities[1]		25,702,391	1.24

		65,715,061	3.17
ELECTRIC
Ameren Corp.	203,674	10,147,039	0.49
American Electric Power Co. Inc.	399,234	13,581,941	0.65
Consolidated Edison Inc.	252,742	10,994,277	0.53

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
Constellation Energy Group Inc.	184,565	$10,097,551	0.49%
Edison International	333,221	13,722,041	0.66
PG&E Corp.	359,002	13,965,178	0.67
PPL Corp.	394,548	11,599,711	0.56
Progress Energy Inc.	258,534	11,370,325	0.55
Public Service Enterprise Group Inc.	261,403	16,740,248	0.81
Other securities[1]		95,264,862	4.59

		207,483,173	10.00
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		6,119,806	0.29

		6,119,806	0.29
ELECTRONICS
Other securities[1]		34,535,243	1.66

		34,535,243	1.66
ENGINEERING & CONSTRUCTION
Other securities[1]		1,035,242	0.05

		1,035,242	0.05
ENTERTAINMENT
Other securities[1]		2,388,393	0.11

		2,388,393	0.11
ENVIRONMENTAL CONTROL
Other securities[1]		7,908,980	0.38

		7,908,980	0.38
FOOD
ConAgra Foods Inc.	538,416	11,554,407	0.56
Kroger Co.[2]	757,635	15,425,449	0.74
Safeway Inc.	465,959	11,704,890	0.56
Other securities[1]		46,119,792	2.23

		84,804,538	4.09
FOREST PRODUCTS & PAPER
Other securities[1]		27,711,601	1.34

		27,711,601	1.34
GAS
Sempra Energy	266,289	12,371,787	0.60
Other securities[1]		33,490,142	1.61

		45,861,929	2.21
HAND & MACHINE TOOLS
Other securities[1]		6,908,812	0.33

		6,908,812	0.33
HEALTH CARE – PRODUCTS
Other securities[1]		3,005,802	0.14

		3,005,802	0.14
HEALTH CARE – SERVICES
Other securities[1]		12,377,948	0.60

		12,377,948	0.60
HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		5,033,813	0.24

		5,033,813	0.24
HOME BUILDERS
Other securities[1]		25,975,989	1.25

		25,975,989	1.25
HOME FURNISHINGS
Other securities[1]		6,166,359	0.30

		6,166,359	0.30
HOUSEHOLD PRODUCTS & WARES
Other securities[1]		14,920,262	0.72

		14,920,262	0.72
HOUSEWARES
Other securities[1]		5,919,574	0.29

		5,919,574	0.29
INSURANCE
AON Corp.	330,405	13,715,112	0.66
CIGNA Corp.	125,863	16,440,225	0.79
Lincoln National Corp.	180,113	9,832,369	0.47
Principal Financial Group Inc.	305,407	14,903,862	0.72
Other securities[1]		136,949,358	6.61

		191,840,926	9.25
INTERNET
Other securities[1]		1,295,489	0.06

		1,295,489	0.06
INVESTMENT COMPANIES
Other securities[1]		8,598,252	0.41

		8,598,252	0.41

38	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
IRON & STEEL
Nucor Corp.	166,541	$17,451,831	0.84%
Other securities[1]		7,203,687	0.35

		24,655,518	1.19
LEISURE TIME
Other securities[1]		4,207,222	0.20

		4,207,222	0.20
LODGING
Other securities[1]		11,356,225	0.55

		11,356,225	0.55
MACHINERY
Other securities[1]		6,810,687	0.33

		6,810,687	0.33
MANUFACTURING
Other securities[1]		54,503,482	2.63

		54,503,482	2.63
MEDIA
Other securities[1]		31,083,784	1.50

		31,083,784	1.50
METAL FABRICATE & HARDWARE
Other securities[1]		6,740,241	0.32

		6,740,241	0.32
MINING
Other securities[1]		7,932,205	0.38

		7,932,205	0.38
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2]	996,141	15,141,343	0.73
Other securities[1]		4,876,891	0.23

		20,018,234	0.96
OFFICE FURNISHINGS
Other securities[1]		663,408	0.03

		663,408	0.03
OIL & GAS
Amerada Hess Corp.	81,196	11,562,310	0.56
Kerr-McGee Corp.	119,662	11,425,328	0.55
Other securities[1]		39,306,567	1.89

		62,294,205	3.00
OIL & GAS SERVICES
Other securities[1]		8,099,325	0.39

		8,099,325	0.39
PACKAGING & CONTAINERS
Other securities[1]		21,953,561	1.06

		21,953,561	1.06
PHARMACEUTICALS
AmerisourceBergen Corp.	216,675	10,458,902	0.51
Other securities[1]		19,319,364	0.93

		29,778,266	1.44
PIPELINES
Other securities[1]		23,479,583	1.13

		23,479,583	1.13
REAL ESTATE INVESTMENT TRUSTS
Archstone-Smith Trust	220,389	10,748,372	0.52
Boston Properties Inc.	115,142	10,736,992	0.52
Equity Office Properties Trust	395,756	13,289,486	0.64
Equity Residential	297,970	13,942,016	0.67
ProLogis	229,862	12,297,617	0.59
Vornado Realty Trust	124,762	11,977,152	0.58
Other securities[1]		143,244,603	6.90

		216,236,238	10.42
RETAIL
Federated Department Stores Inc.	282,994	20,658,561	1.00
Office Depot Inc.[2]	307,407	11,447,837	0.55
Other securities[1]		42,987,558	2.07

		75,093,956	3.62
SAVINGS & LOANS
Other securities[1]		24,301,741	1.17

		24,301,741	1.17
SEMICONDUCTORS
Freescale Semiconductor Inc. Class B2	365,924	10,161,709	0.49
Other securities[1]		21,200,868	1.02

		31,362,577	1.51
SOFTWARE
Other securities[1]		15,548,898	0.75

		15,548,898	0.75
TELECOMMUNICATIONS
Lucent Technologies Inc.[2]	4,605,632	14,047,178	0.68

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2006

Security	Shares	Value	% of Net Assets
Qwest Communications
International Inc.[2]	1,568,353	$10,664,800	0.51%
Other securities[1]		44,295,347	2.14

		69,007,325	3.33
TEXTILES
Other securities[1]		3,357,871	0.16

		3,357,871	0.16
TOYS, GAMES & HOBBIES
Other securities[1]		9,957,448	0.48

		9,957,448	0.48
TRANSPORTATION
CSX Corp.	225,139	13,463,312	0.65
Norfolk Southern Corp.	358,499	19,384,041	0.93
Other securities[1]		11,078,657	0.54

		43,926,010	2.12
WATER
Other securities[1]		3,306,880	0.16

		3,306,880	0.16

TOTAL COMMON STOCKS (Cost: $ 1,860,953,912)		2,070,378,015	99.78
SHORT-TERM INVESTMENTS
CERTIFICATES OF DEPOSIT[3]
Other securities[1]		549,062	0.03

		549,062	0.03
COMMERCIAL PAPER[3]
Other securities[1]		4,719,827	0.23

		4,719,827	0.23
MEDIUM-TERM NOTES[3]
Other securities[1]		1,131,722	0.05

		1,131,722	0.05
MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	1,699,661	1,699,661	0.08

		1,699,661	0.08
REPURCHASE AGREEMENTS[3]
Fully collateralized repurchase agreements[6]		3,202,865	0.15

		3,202,865	0.15
TIME DEPOSITS[3]
Other securities[1]		1,257,786	0.06

		1,257,786	0.06
VARIABLE & FLOATING RATE NOTES[3]
Other securities[1]		10,891,368	0.53

		10,891,368	0.53

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,452,291)		23,452,291	1.13

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,884,406,203)		2,093,830,306	100.91
Other Assets, Less Liabilities		(18,906,848)	(0.91)

NET ASSETS		$2,074,923,458	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2006.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Aggregated repurchase agreements in the amount of $3,202,865, due 4/3/06, with a total maturity value of $3,204,178 and effective yields of 4.84% to 5.03%. Repurchase agreements are fully collateralized by U.S. Government or non-U.S. Government securities with a total value of $3,351,916, with interest rates ranging from 0.00% to 10.00% and maturity dates ranging from 4/3/06 to 9/19/44.

See notes to the financial statements.

40	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2006

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap™ Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,053,577,729	$214,093,905	$411,997,037	$203,497,114

Affiliated issuers[a]	$2,543,110	$184,928	$375,585	$179,545

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,199,757,520	$227,216,940	$441,777,034	$225,172,169
Affiliated issuers[a]	2,543,110	184,928	375,585	179,545
Cash	463,977	14,229	160,285	—
Receivables:
Investment securities sold	4,498,270	586,515	1,195,763	1,155
Dividends and interest	2,419,733	200,685	644,342	182,501

Total Assets	2,209,682,610	228,203,297	444,153,009	225,535,370

LIABILITIES
Payables:
Investment securities purchased	9,840,284	767,222	1,321,763	765,336
Collateral for securities on loan (Note 5)	19,357,485	1,330,162	2,813,282	8,204,416
Capital shares redeemed	—	—	48,879	—
Investment advisory fees (Note 2)	369,963	47,712	103,404	105,849

Total Liabilities	29,567,732	2,145,096	4,287,328	9,075,601

NET ASSETS	$2,180,114,878	$226,058,201	$439,865,681	$216,459,769

Net assets consist of:
Paid-in capital	$2,115,879,359	$231,288,916	$412,774,360	$195,389,974
Undistributed net investment income	986,986	29,816	88,464	87,927
Undistributed net realized gain (accumulated net realized loss)	(82,931,258)	(18,383,566)	(2,777,140)	(693,187)
Net unrealized appreciation	146,179,791	13,123,035	29,779,997	21,675,055

NET ASSETS	$2,180,114,878	$226,058,201	$439,865,681	$216,459,769

Shares outstanding	28,850,000	5,250,000	4,600,000	3,700,000

Net asset value per share	$75.57	$43.06	$95.62	$58.50

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $18,762,020, $1,287,222, $2,740,806 and $7,700,424, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2006

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,894,442,403	$1,343,866,173	$1,882,706,542

Affiliated issuers[a]	$1,803,043	$1,319,767	$1,699,661

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$2,204,578,863	$1,587,675,712	$2,092,130,645
Affiliated issuers[a]	1,803,043	1,319,767	1,699,661
Receivables:
Investment securities sold	8,476,414	5,482,385	10,079,973
Dividends and interest	2,225,232	642,421	3,427,977
Capital shares sold	85,803	4,839	40,649

Total Assets	2,217,169,355	1,595,125,124	2,107,378,905

LIABILITIES
Payables:
Investment securities purchased	6,810,699	5,760,712	9,648,313
Collateral for securities on loan (Note 5)	13,548,101	8,022,014	21,752,630
Capital shares redeemed	82,486	—	614,086
Investment advisory fees (Note 2)	359,600	326,267	440,418

Total Liabilities	20,800,886	14,108,993	32,455,447

NET ASSETS	$2,196,368,469	$1,581,016,131	$2,074,923,458

Net assets consist of:
Paid-in capital	$1,894,323,836	$1,368,881,905	$1,871,091,584
Undistributed net investment income	539,722	141,590	719,458
Accumulated net realized loss	(8,631,549)	(31,816,903)	(6,311,687)
Net unrealized appreciation	310,136,460	243,809,539	209,424,103

NET ASSETS	$2,196,368,469	$1,581,016,131	$2,074,923,458

Shares outstanding	23,250,000	15,650,000	15,550,000

Net asset value per share	$94.47	$101.02	$133.44

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $13,178,762, $7,808,460 and $21,250,158, respectively. See Note 5.

See notes to the financial statements.

42	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2006

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap™ Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$35,993,709	$1,991,133	$10,597,922	$657,085
Interest from affiliated issuers[c]	64,654	5,600	16,313	4,216
Securities lending income[d]	327,991	24,973	70,453	66,349

Total investment income	36,386,354	2,021,706	10,684,688	727,650

EXPENSES
Investment advisory fees (Note 2)	3,985,670	453,625	1,061,219	377,476
Proxy fees	80,433	6,322	15,821	—

Total expenses	4,066,103	459,947	1,077,040	377,476

Net investment income	32,320,251	1,561,759	9,607,648	350,174

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(21,593,096)	(5,267,349)	(1,963,057)	(714,400)
In-kind redemptions	103,350,343	17,517,989	68,018,219	612,281

Net realized gain (loss)	81,757,247	12,250,640	66,055,162	(102,119)

Net change in unrealized appreciation (depreciation)	151,110,196	8,857,864	(17,490,279)	21,675,055

Net realized and unrealized gain	232,867,443	21,108,504	48,564,883	21,572,936

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$265,187,694	$22,670,263	$58,172,531	$21,923,110

[a]	For the period from August 12, 2005 (commencement of operations) to March 31, 2006.

[b]	Net of foreign withholding tax of $4,155, $80, $1,582 and $364, respectively.

[c]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[d]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2006

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$26,056,548	$9,858,981	$39,827,388
Interest from affiliated issuers[b]	54,493	30,363	64,598
Securities lending income[c]	275,336	161,461	360,127

Total investment income	26,386,377	10,050,805	40,252,113

EXPENSES
Investment advisory fees (Note 2)	3,117,428	2,812,605	4,144,509
Proxy fees	49,490	35,459	45,854

Total expenses	3,166,918	2,848,064	4,190,363

Net investment income	23,219,459	7,202,741	36,061,750

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,554,920)	(19,702,625)	(7,143,453)
In-kind redemptions	106,997,183	71,019,447	201,057,854

Net realized gain	103,442,263	51,316,822	193,914,401

Net change in unrealized appreciation (depreciation)	182,637,869	177,715,202	83,032,231

Net realized and unrealized gain	286,080,132	229,032,024	276,946,632

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$309,299,591	$236,234,765	$313,008,382

[a]	Net of foreign withholding tax of $8,332, $1,089 and $15,462, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

44	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund		iShares Russell 3000 Value Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,320,251	$29,174,666	$1,561,759	$1,311,967	$9,607,648	$6,392,670
Net realized gain	81,757,247	16,196,447	12,250,640	390,926	66,055,162	7,238,746
Net change in unrealized appreciation (depreciation)	151,110,196	71,611,188	8,857,864	(336,904)	(17,490,279)	19,821,305

Net increase in net assets resulting from operations	265,187,694	116,982,301	22,670,263	1,365,989	58,172,531	33,452,721

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,958,509)	(28,473,508)	(1,526,590)	(1,310,350)	(9,275,163)	(6,988,074)
Return of capital	—	(4,456,270)	—	(182,031)	(169,470)	—

Total distributions to shareholders	(30,958,509)	(32,929,778)	(1,526,590)	(1,492,381)	(9,444,633)	(6,988,074)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	410,371,728	628,909,626	155,012,611	26,498,640	287,945,251	127,584,905
Cost of shares redeemed	(421,800,954)	(172,994,962)	(79,321,813)	(11,552,230)	(260,858,410)	(15,870,917)

Net increase (decrease) in net assets from capital share transactions	(11,429,226)	455,914,664	75,690,798	14,946,410	27,086,841	111,713,988

INCREASE IN NET ASSETS	222,799,959	539,967,187	96,834,471	14,820,018	75,814,739	138,178,635
NET ASSETS:
Beginning of year	1,957,314,919	1,417,347,732	129,223,730	114,403,712	364,050,942	225,872,307

End of year	$2,180,114,878	$1,957,314,919	$226,058,201	$129,223,730	$439,865,681	$364,050,942

Undistributed net investment income included in net assets at end of year	$986,986	$506,178	$29,816	$7,979	$88,464	$124,876

SHARES ISSUED AND REDEEMED:
Shares sold	5,700,000	9,650,000	3,800,000	700,000	3,250,000	1,550,000
Shares redeemed	(5,950,000)	(2,650,000)	(1,950,000)	(300,000)	(2,900,000)	(200,000)

Net increase (decrease) in shares outstanding	(250,000)	7,000,000	1,850,000	400,000	350,000	1,350,000

See notes to the financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell MicrocapTM Index Fund	iShares Russell Midcap Index Fund
	Period from August 12, 2005[a] to March 31, 2006	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$350,174	$23,219,459	$13,037,253
Net realized gain (loss)	(102,119)	103,442,263	38,773,598
Net change in unrealized appreciation (depreciation)	21,675,055	182,637,869	71,311,572

Net increase in net assets resulting from operations	21,923,110	309,299,591	123,122,423

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(244,398)	(21,481,396)	(12,910,786)
Return of capital	—	(1,017,937)	(672,987)

Total distributions to shareholders	(244,398)	(22,499,333)	(13,583,773)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	197,564,004	956,942,674	640,601,195
Cost of shares redeemed	(2,782,947)	(249,828,742)	(140,884,447)

Net increase in net assets from capital share transactions	194,781,057	707,113,932	499,716,748

INCREASE IN NET ASSETS	216,459,769	993,914,190	609,255,398
NET ASSETS:
Beginning of period	—	1,202,454,279	593,198,881

End of period	$216,459,769	$2,196,368,469	$1,202,454,279

Undistributed net investment income included in net assets at end of period	$87,927	$539,722	$270,137

SHARES ISSUED AND REDEEMED:
Shares sold	3,750,000	10,950,000	8,800,000
Shares redeemed	(50,000)	(2,950,000)	(2,000,000)

Net increase in shares outstanding	3,700,000	8,000,000	6,800,000

[a]	Commencement of operations.

See notes to the financial statements.

46	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Growth Index Fund		iShares Russell Midcap Value Index Fund
	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,202,741	$2,446,262	$36,061,750	$16,453,460
Net realized gain	51,316,822	58,275,792	193,914,401	46,975,138
Net change in unrealized appreciation (depreciation)	177,715,202	(2,684,504)	83,032,231	77,469,116

Net increase in net assets resulting from operations	236,234,765	58,037,550	313,008,382	140,897,714

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,972,325)	(2,667,019)	(33,477,804)	(16,219,184)
Return of capital	—	—	(1,340,034)	—

Total distributions to shareholders	(6,972,325)	(2,667,019)	(34,817,838)	(16,219,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	631,007,878	480,827,474	1,241,101,300	754,688,282
Cost of shares redeemed	(121,303,346)	(187,529,122)	(592,979,944)	(131,138,322)

Net increase in net assets from capital share transactions	509,704,532	293,298,352	648,121,356	623,549,960

INCREASE IN NET ASSETS	738,966,972	348,668,883	926,311,900	748,228,490
NET ASSETS:
Beginning of year	842,049,159	493,380,276	1,148,611,558	400,383,068

End of year	$1,581,016,131	$842,049,159	$2,074,923,458	$1,148,611,558

Undistributed net investment income included in net assets at end of year	$141,590	$5,056	$719,458	$343,998

SHARES ISSUED AND REDEEMED:
Shares sold	6,850,000	6,150,000	10,200,000	7,300,000
Shares redeemed	(1,350,000)	(2,400,000)	(4,800,000)	(1,250,000)

Net increase in shares outstanding	5,500,000	3,750,000	5,400,000	6,050,000

See notes to the financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$67.26	$64.13	$47.25	$63.89	$63.69

Income from investment operations:
Net investment income	1.16	1.17	0.90	0.90	0.65
Net realized and unrealized gain (loss)	8.26	3.26	16.90	(16.65)	0.19

Total from investment operations	9.42	4.43	17.80	(15.75)	0.84

Less distributions from:
Net investment income	(1.11)	(1.12)	(0.92)	(0.89)	(0.64)
Return of capital	—	(0.18)	(0.00)[a]	—	—

Total distributions	(1.11)	(1.30)	(0.92)	(0.89)	(0.64)

Net asset value, end of year	$75.57	$67.26	$64.13	$47.25	$63.89

Total return	14.10%	6.95%	37.86%	(24.73)%	1.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,180,115	$1,957,315	$1,417,348	$985,140	$1,360,937
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.62%	1.81%	1.54%	1.53%	1.20%
Portfolio turnover rate[b]	5%	5%	4%	5%	6%

[a]	Rounds to less than $0.01.

[b]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

48	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$38.01	$38.13	$28.70	$39.72	$40.70

Income from investment operations:
Net investment income	0.32	0.42	0.25	0.23	0.20
Net realized and unrealized gain (loss)	5.04	(0.07)	9.44	(11.03)	(0.99)

Total from investment operations	5.36	0.35	9.69	(10.80)	(0.79)

Less distributions from:
Net investment income	(0.31)	(0.41)	(0.26)	(0.22)	(0.19)
Return of capital	—	(0.06)	—	—	—

Total distributions	(0.31)	(0.47)	(0.26)	(0.22)	(0.19)

Net asset value, end of year	$43.06	$38.01	$38.13	$28.70	$39.72

Total return	14.13%	0.91%	33.84%	(27.21)%	(1.95)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$226,058	$129,224	$114,404	$57,406	$27,806
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.86%	1.12%	0.78%	0.83%	0.47%
Portfolio turnover rate[a]	20%	16%	11%	15%	18%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002
Net asset value, beginning of year	$85.66	$77.89	$55.99	$74.12	$71.59

Income from investment operations:
Net investment income	1.91	1.81	1.43	1.21	1.25
Net realized and unrealized gain (loss)	9.93	7.92	21.94	(18.13)	2.50

Total from investment operations	11.84	9.73	23.37	(16.92)	3.75

Less distributions from:
Net investment income	(1.85)	(1.96)	(1.47)	(1.21)	(1.22)
Return of capital	(.03)	—	—	—	—

Total distributions	(1.88)	(1.96)	(1.47)	(1.21)	(1.22)

Net asset value, end of year	$95.62	$85.66	$77.89	$55.99	$74.12

Total return	13.95%	12.61%	42.04%	(22.92)%	5.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$439,866	$364,051	$225,872	$97,977	$66,712
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.26%	2.33%	2.19%	2.20%	1.79%
Portfolio turnover rate[a]	7%	16%	13%	16%	15%

[a]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

50	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Russell MicrocapTM Index Fund
Period from Aug. 12, 2005[a] to Mar. 31, 2006
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.15
Net realized and unrealized gain	8.47

Total from investment operations	8.62

Less distributions from:
Net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$58.50

Total return	17.26%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$216,460
Ratio of expenses to average net assets[c]	0.60%
Ratio of net investment income to average net assets[c]	0.56%
Portfolio turnover rate[d]	6%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$78.85	$70.20	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	1.20	0.98	0.77	0.60	0.46
Net realized and unrealized gain (loss)	15.60	8.69	22.98	(13.67)	1.32

Total from investment operations	16.80	9.67	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(1.13)	(0.97)	(0.79)	(0.60)	(0.40)
Return of capital	(0.05)	(0.05)	(0.02)	—	—

Total distributions	(1.18)	(1.02)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$94.47	$78.85	$70.20	$47.26	$60.93

Total return	21.42%	13.85%	50.47%	(21.50)%	3.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,196,368	$1,202,454	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.49%	1.48%	1.39%	1.50%	1.40%
Portfolio turnover rate[d]	9%	15%	7%	15%	7%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

52	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$82.96	$77.09	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.53	0.27	0.15	0.09	0.03
Net realized and unrealized gain (loss)	18.05	5.89	25.33	(18.54)	(2.77)

Total from investment operations	18.58	6.16	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.52)	(0.29)	(0.16)	(0.08)	(0.02)

Total distributions	(0.52)	(0.29)	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$101.02	$82.96	$77.09	$51.77	$70.30

Total return	22.44%	8.01%	49.25%	(26.24)%	(3.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,581,016	$842,049	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.64%	0.38%	0.27%	0.20%	0.08%
Portfolio turnover rate[d]	14%	27%	10%	31%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005.	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$113.16	$97.65	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	2.46	1.98	1.49	1.35	1.02
Net realized and unrealized gain (loss)	20.21	15.50	31.94	(17.70)	4.49

Total from investment operations	22.67	17.48	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(2.30)	(1.97)	(1.51)	(1.33)	(0.92)
Return of capital	(0.09)	—	(0.04)	—	—

Total distributions	(2.39)	(1.97)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$133.44	$113.16	$97.65	$65.77	$83.45

Total return	20.19%	18.07%	51.17%	(19.69)%	7.14%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,074,923	$1,148,612	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.18%	2.20%	2.05%	2.24%	1.91%
Portfolio turnover rate[d]	11%	20%	10%	24%	6%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

54	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2006, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap™, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares Russell Midcap™ Index Fund commenced operations on August 12, 2005.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2006, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Russell 3000	$424,488	$112,998,880	$(49,187,849)	$64,235,519
Russell 3000 Growth	20,869	10,940,932	(16,192,516)	(5,230,715)
Russell 3000 Value	—	28,230,697	(1,139,376)	27,091,321
Russell Microcap™	67,501	21,635,026	(632,732)	21,069,795
Russell Midcap	—	304,163,613	(2,118,980)	302,044,633
Russell Midcap Growth	63,511	236,555,695	(24,484,980)	212,134,226
Russell Midcap Value	—	205,438,655	(1,606,781)	203,831,874

For the years ended March 31, 2006 and March 31, 2005, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2006.

From November 1, 2005 to March 31, 2006, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2007.

iShares Index Fund	Deferred Net Realized Capital Losses
Russell 3000	$446,394
Russell 3000 Value	340,427
Russell Microcap™	548,910

56	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Russell 3000	$21,789,321	$14,801,082	$8,033,947	$95,540	$4,021,565	$48,741,455
Russell 3000 Growth	4,176,050	6,607,675	2,294,465	911,779	2,202,547	16,192,516
Russell 3000 Value	—	342,926	144,266	—	311,757	798,949
Russell Microcap™	—	—	—	—	83,822	83,822
Russell Midcap	—	564,856	1,554,124	—	—	2,118,980
Russell Midcap Growth	—	5,147,396	2,148,153	—	17,189,431	24,484,980
Russell Midcap Value	—	—	1,606,781	—	—	1,606,781

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Russell 3000	$2,089,301,750	$282,134,758	$(169,135,878)	$112,998,880
Russell 3000 Growth	216,460,936	19,330,934	(8,390,002)	10,940,932
Russell 3000 Value	413,921,922	40,997,462	(12,766,765)	28,230,697
Russell Microcap™	203,716,688	26,390,072	(4,755,046)	21,635,026
Russell Midcap	1,902,218,293	339,852,590	(35,688,977)	304,163,613
Russell Midcap Growth	1,352,439,784	264,968,479	(28,412,784)	236,555,695
Russell Midcap Value	1,888,391,651	241,595,948	(36,157,293)	205,438,655

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

NOTES TO THE FINANCIAL STATEMENTS	57

Notes to the Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap™	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$327,991
Russell 3000 Growth	24,973
Russell 3000 Value	70,453
Russell Microcap™	66,349
Russell Midcap	275,336
Russell Midcap Growth	161,461
Russell Midcap Value	360,127

58	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2006. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the year ended March 31, 2006, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Russell 3000
IMMF	1,476	439,723	438,656	2,543	$2,543,110	$64,654
Russell 3000 Growth
IMMF	29	36,786	36,630	185	184,928	5,600
Russell 3000 Value
IMMF	182	107,505	107,311	376	375,585	16,313
Russell Microcap™
IMMF	—	31,583	31,403	180	179,545	4,216
Russell Midcap
IMMF	1,287	343,958	343,442	1,803	1,803,043	54,493
Russell Midcap Growth
IMMF	247	199,112	198,039	1,320	1,319,767	30,363
Russell Midcap Value
IMMF	1,752	405,647	405,699	1,700	1,699,661	64,598

NOTES TO THE FINANCIAL STATEMENTS	59

Notes to the Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2006, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$107,589,448	$104,922,744
Russell 3000 Growth	35,027,487	34,976,619
Russell 3000 Value	27,743,793	28,265,286
Russell Microcap™	27,475,278	6,304,850
Russell Midcap	148,120,066	152,999,285
Russell Midcap Growth	165,921,990	164,296,466
Russell Midcap Value	191,541,756	186,182,251

In-kind transactions (see Note 4) for the year ended March 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$409,468,547	$419,662,771
Russell 3000 Growth	154,826,722	79,229,981
Russell 3000 Value	344,331,994	316,890,103
Russell Microcap™	177,006,547	2,782,158
Russell Midcap	1,124,212,222	415,887,738
Russell Midcap Growth	819,004,732	311,628,671
Russell Midcap Value	1,566,692,883	926,189,011

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

60	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of March 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	61

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Fund, iShares Russell 3000 Value Index Fund, iShares Russell Microcap™ Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Fund, and iShares Russell Midcap Value Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 18, 2006

62	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, a portion of the income dividends paid by the Funds during the fiscal year ended March 31, 2006 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 3000	94.03%
Russell 3000 Growth	100.00
Russell 3000 Value	89.04
Russell Microcap™	100.00
Russell Midcap	78.66
Russell Midcap Growth	100.00
Russell Midcap Value	73.28

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2006:

iShares Index Fund	Qualified Dividend Income
Russell 3000	$31,382,997
Russell 3000 Growth	1,547,459
Russell 3000 Value	8,975,934
Russell Microcap™	311,899
Russell Midcap	19,330,814
Russell Midcap Growth	7,035,836
Russell Midcap Value	27,820,189

In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TAX INFORMATION	63

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted below, the information shown for each Fund is for the period from January 1, 2001 through March 31, 2006, the date of the most recent calendar quarter-end. The information shown for the iShares Russell MicrocapTM Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund is for each full calendar quarter completed after the inception date of each Fund through March 31, 2006, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	5	0.38%
Between 0.5% and –0.5%	1,304	98.94
Less than –0.5%	9	0.68

	1,318	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	10	0.76%
Between 0.5% and –0.5%	1,291	97.95
Less than - 0.5% and Greater than –1.0%	14	1.06
Less than –1.0%	3	0.23

	1,318	100.00%

64	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.15%
Between 0.5% and –0.5%	1,306	99.09
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0%	4	0.30

	1,318	100.00%

iShares Russell MicrocapTM Index Fund

Period Covered: October 1, 2005 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	121	96.80
Less than –0.5%	4	3.20

	125	100.00%

iShares Russell Midcap Index Fund

Period Covered: October 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	2	0.18%
Greater than 0.5% and Less than 1.0%	9	0.80
Between 0.5% and –0.5%	1,111	98.31
Less than –0.5%	8	0.71

	1,130	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: October 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	4	0.35%
Greater than 0.5% and Less than 1.0%	12	1.06
Between 0.5% and –0.5%	1,106	97.88
Less than –0.5%	8	0.71

	1,130	100.00%

SUPPLEMENTAL INFORMATION	65

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Value Index Fund

Period Covered: October 1, 2001 through March 31, 2006

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.27%
Greater than 1.0% and Less than 1.5%	9	0.80
Greater than 0.5% and Less than 1.0%	5	0.44
Between 0.5% and –0.5%	1,108	98.05
Less than –0.5%	5	0.44

	1,130	100.00%

66	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 111 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 136 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman and President (since 2003).	Chief Executive Officer, Global Index and Markets Group of BGI (since 2005); Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Director (since 2003) of iShares PLC and EETF PLC (Dublin).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of Larkin Street Youth Services.

*	Lee T. Kranefuss and John E. Martinez are considered to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGFA’s affiliates.

TRUSTEE AND OFFICER INFORMATION	67

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since 2000).	Executive Associate Dean (since 2005); Sylvan Coleman Chair in Finance (since 2004); Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF World Bank, Federal Reserve Bank and Citibank N.A. (since 2000).	Director (since 2002) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of Matthews Asian Funds (oversees 8 portfolios).

George G. C. Parker, 1939	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

W. Allen Reed, 1947	Trustee (since 2002).	Chief Executive Officer of General Motors Trust Bank (since 2003); Chief Executive Officer of General Motors Trust Company (since 1999); President and Chief Executive Officer of General Motors Investment Management Corporation (since 1994).	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director and Chairman (since 2003) of General Motors Trust Bank; Director and Chairman (since 1999) of General Motors Trust Company; Director (since 2002) of GMAM ARS Fund I; Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Member (since 2004) of Board of Executives of New York Stock Exchange; Member (since 2004) of the Auburn University Foundation Fund Investment Committee; Director (since 2005) of Performance Equity Management, LLC.

68	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Trustee (1998-2000) of the Groton School; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty, 1943	Trustee (since 2005).	Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since 2002).	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2004); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2004).	None.

TRUSTEE AND OFFICER INFORMATION	69

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Health Care Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Annual Report.

2955-iS-0406

70	2006 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1 800 474 2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-040-03006

Item 2.	Code of Ethics.

As of March 31, 2006, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2006, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George G.C. Parker, W. Allen Reed, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for thirty-four series of the Registrant for which the fiscal year-end is March 31, 2006 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $444,000 for the fiscal year ended March 31, 2005 and $490,576 for the fiscal year ended March 31, 2006.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2005 and March 31, 2006 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $187,110 for the fiscal year ended March 31, 2005 and $206,934 for the fiscal year ended March 31, 2006.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2005 and March 31, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2005, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides on going services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant, were $893,594 for the fiscal year ended March 31, 2005 and $1,466,697 for the fiscal year ended March 31, 2006, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George G.C. Parker , W. Allen Reed, Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan.

Item 6.	Schedule of Investments.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2006

Security	Shares	Value

COMMON STOCKS – 99.89%
ADVERTISING – 0.16%
Interpublic Group of Companies Inc.[1]	609,907	$5,830,711
Omnicom Group Inc.	253,292	21,086,559

		26,917,270
AEROSPACE & DEFENSE – 2.07%
Boeing Co. (The)	1,133,875	88,362,878
General Dynamics Corp.	567,072	36,281,267
Goodrich (B.F.) Co.	174,831	7,624,380
L-3 Communications Holdings Inc.	171,795	14,738,293
Lockheed Martin Corp.	507,542	38,131,630
Northrop Grumman Corp.	496,833	33,928,726
Raytheon Co.	631,995	28,970,651
Rockwell Collins Inc.	244,064	13,753,006
United Technologies Corp.	1,438,515	83,390,715

		345,181,546
AGRICULTURE – 1.77%
Altria Group Inc.	2,956,501	209,497,661
Archer-Daniels-Midland Co.	926,226	31,167,505
Monsanto Co.	381,616	32,341,956
Reynolds American Inc.	121,188	12,785,334
UST Inc.	231,721	9,639,594

		295,432,050
AIRLINES – 0.11%
Southwest Airlines Co.	1,003,139	18,046,471

		18,046,471
APPAREL – 0.36%
Coach Inc.[1]	543,087	18,779,948
Jones Apparel Group Inc.	161,790	5,722,512
Liz Claiborne Inc.	148,932	6,103,233
Nike Inc. Class B	268,125	22,817,437
VF Corp.	124,857	7,104,363

		60,527,493
AUTO MANUFACTURERS – 0.34%
Ford Motor Co.	2,640,848	21,021,150
General Motors Corp.[2]	801,129	17,040,014
Navistar International Corp.[1]	87,400	2,410,492
PACCAR Inc.	239,827	16,903,007

		57,374,663
AUTO PARTS & EQUIPMENT – 0.15%
Cooper Tire & Rubber Co.	87,192	1,250,333
Goodyear Tire & Rubber Co. (The)[1]	250,722	3,630,455
Johnson Controls Inc.	275,075	20,886,445

		25,767,233

BANKS – 6.48%
AmSouth Bancorp	489,549	13,242,300
Bank of America Corp.	6,580,034	299,654,748
Bank of New York Co. Inc. (The)	1,092,715	39,381,449
BB&T Corp.	758,506	29,733,435
Comerica Inc.	230,607	13,368,288
Compass Bancshares Inc.	175,091	8,861,355
Fifth Third Bancorp	787,129	30,981,397
First Horizon National Corp.	178,503	7,434,650
Huntington Bancshares Inc.	352,369	8,502,664
KeyCorp	573,968	21,122,022
M&T Bank Corp.	112,410	12,830,477
Marshall & Ilsley Corp.	297,328	12,957,554
Mellon Financial Corp.	587,009	20,897,520
National City Corp.	775,467	27,063,798
North Fork Bancorp Inc.	673,876	19,427,845
Northern Trust Corp.	262,430	13,777,575
PNC Financial Services Group	413,998	27,866,205
Regions Financial Corp.	646,496	22,737,264
State Street Corp.	471,746	28,507,611
SunTrust Banks Inc.	525,259	38,217,845
Synovus Financial Corp.	443,773	12,021,811
U.S. Bancorp	2,551,234	77,812,637
Wachovia Corp.	2,298,599	128,836,474
Wells Fargo & Co.	2,374,169	151,638,174
Zions Bancorporation	147,856	12,232,127

		1,079,107,225
BEVERAGES – 2.05%
Anheuser-Busch Companies Inc.	1,099,837	47,040,028
Brown-Forman Corp. Class B	117,810	9,067,836
Coca-Cola Co. (The)	2,918,404	122,193,575
Coca-Cola Enterprises Inc.	429,847	8,743,088
Constellation Brands Inc.[1]	279,296	6,996,365
Molson Coors Brewing Co. Class B	81,312	5,579,629
Pepsi Bottling Group Inc.	191,568	5,821,752
PepsiCo Inc.	2,347,068	135,637,060

		341,079,333
BIOTECHNOLOGY – 1.16%
Amgen Inc.[1]	1,655,557	120,441,772
Biogen Idec Inc.[1]	487,470	22,959,837
Chiron Corp.[1]	154,944	7,097,985
Genzyme Corp.[1]	368,034	24,739,245
MedImmune Inc.[1]	361,895	13,238,119
Millipore Corp.[1]	73,768	5,389,490

		193,866,448
BUILDING MATERIALS – 0.25%
American Standard Companies Inc.	252,509	10,822,536
Masco Corp.	589,755	19,161,140
Vulcan Materials Co.	142,220	12,323,363

		42,307,039
CHEMICALS – 1.39%
Air Products & Chemicals Inc.	315,388	21,190,920
Ashland Inc.	100,956	7,175,952
Dow Chemical Co. (The)	1,370,512	55,642,787
Du Pont (E.I.) de Nemours and Co.	1,303,285	55,011,660
Eastman Chemical Co.	115,655	5,919,223
Ecolab Inc.	258,274	9,866,067
Engelhard Corp.	175,322	6,944,504

Hercules Inc.[1]	159,919	2,206,882
International Flavors & Fragrances Inc.	111,834	3,838,143
PPG Industries Inc.	234,219	14,837,774
Praxair Inc.	457,268	25,218,330
Rohm & Haas Co.	204,025	9,970,702
Sherwin-Williams Co. (The)	157,111	7,767,568
Sigma-Aldrich Corp.	94,737	6,232,747
Tronox Inc. Class B1	273	4,633

		231,827,892
COMMERCIAL SERVICES – 0.85%
Apollo Group Inc. Class A1	199,198	10,459,887
Block (H & R) Inc.	464,150	10,048,847
Cendant Corp.	1,428,254	24,780,207
Convergys Corp.[1]	198,095	3,607,310
Donnelley (R.R.) & Sons Co.	305,943	10,010,455
Equifax Inc.	183,334	6,827,358
McKesson Corp.	433,677	22,607,582
Moody's Corp.	344,622	24,626,688
Paychex Inc.	473,228	19,714,678
Robert Half International Inc.	242,952	9,380,377

		142,063,389
COMPUTERS – 3.88%
Affiliated Computer Services Inc. Class A1	166,491	9,932,853
Apple Computer Inc.[1]	1,206,541	75,674,252
Computer Sciences Corp.[1]	264,203	14,676,477
Dell Inc.[1]	3,334,141	99,224,036
Electronic Data Systems Corp.	728,893	19,556,199
EMC Corp.[1]	3,367,048	45,892,864
Gateway Inc.[1]	373,506	817,978
Hewlett-Packard Co.	4,006,911	131,827,372
International Business Machines Corp.	2,220,350	183,112,264
Lexmark International Inc.[1]	153,410	6,961,746
NCR Corp.[1]	257,832	10,774,799
Network Appliance Inc.[1]	530,065	19,098,242
Sun Microsystems Inc.[1]	4,903,050	25,152,646
Unisys Corp.[1]	484,447	3,337,840

		646,039,568
COSMETICS & PERSONAL CARE – 2.05%
Alberto-Culver Co.	107,019	4,733,450
Avon Products Inc.	638,210	19,893,006
Colgate-Palmolive Co.	730,083	41,687,739
Estee Lauder Companies Inc. (The) Class A	168,809	6,278,007
Procter & Gamble Co.	4,659,550	268,483,271

		341,075,473
DISTRIBUTION & WHOLESALE – 0.11%
Genuine Parts Co.	244,962	10,736,684
Grainger (W.W.) Inc.	108,319	8,161,837

		18,898,521
DIVERSIFIED FINANCIAL SERVICES – 8.11%
American Express Co.	1,753,346	92,138,332
Ameriprise Financial Inc.	355,083	16,000,040
Bear Stearns Companies Inc. (The)	169,104	23,454,725
Capital One Financial Corp.	426,565	34,347,014
CIT Group Inc.	283,013	15,146,856
Citigroup Inc.	7,070,977	333,962,244
Countrywide Financial Corp.	854,241	31,350,645
E*TRADE Financial Corp.[1]	592,036	15,973,131
Federal Home Loan Mortgage Corp.	978,913	59,713,693

Federal National Mortgage Association	1,371,189	70,479,115
Federated Investors Inc. Class B	119,331	4,659,876
Franklin Resources Inc.	216,190	20,373,746
Goldman Sachs Group Inc. (The)	617,669	96,949,326
Janus Capital Group Inc.	304,266	7,049,843
JP Morgan Chase & Co.	4,937,844	205,611,824
Lehman Brothers Holdings Inc.	383,076	55,365,974
Merrill Lynch & Co. Inc.	1,300,934	102,461,562
Morgan Stanley	1,521,192	95,561,281
Rowe (T.) Price Group Inc.	187,055	14,629,572
Schwab (Charles) Corp. (The)	1,461,785	25,157,320
SLM Corp.	591,193	30,706,564

		1,351,092,683
ELECTRIC – 2.90%
AES Corp. (The)[1]	929,308	15,853,994
Allegheny Energy Inc.[1]	231,176	7,825,308
Ameren Corp.	290,053	14,450,440
American Electric Power Co. Inc.	557,767	18,975,233
CenterPoint Energy Inc.	439,314	5,241,016
Cinergy Corp.	285,016	12,942,577
CMS Energy Corp.[1]	312,742	4,050,009
Consolidated Edison Inc.	347,701	15,124,993
Constellation Energy Group Inc.	252,810	13,831,235
Dominion Resources Inc.	492,259	33,980,639
DTE Energy Co.	251,898	10,098,591
Duke Energy Corp.	1,311,911	38,242,206
Edison International	461,562	19,007,123
Entergy Corp.	294,450	20,299,383
Exelon Corp.	945,242	50,003,302
FirstEnergy Corp.	467,265	22,849,258
FPL Group Inc.	571,703	22,948,158
PG&E Corp.	489,198	19,029,802
Pinnacle West Capital Corp.	140,486	5,493,003
PPL Corp.	538,673	15,836,986
Progress Energy Inc.	357,409	15,718,848
Public Service Enterprise Group Inc.	355,151	22,743,870
Southern Co. (The)	1,050,792	34,434,454
TECO Energy Inc.	295,130	4,757,496
TXU Corp.	655,577	29,343,627
Xcel Energy Inc.	572,066	10,382,998

		483,464,549
ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
American Power Conversion Corp.	243,488	5,627,008
Emerson Electric Co.	582,827	48,741,822
Molex Inc.	201,859	6,701,719

		61,070,549
ELECTRONICS – 0.53%
Agilent Technologies Inc.[1]	607,406	22,808,095
Applera Corp. - Applied Biosystems Group	259,632	7,046,412
Fisher Scientific International Inc.[1]	174,818	11,896,365
Jabil Circuit Inc.[1]	247,328	10,600,478
PerkinElmer Inc.	185,292	4,348,803
Sanmina-SCI Corp.[1]	753,900	3,090,990
Solectron Corp.[1]	1,295,620	5,182,480
Symbol Technologies Inc.	358,393	3,791,798
Tektronix Inc.	115,613	4,128,540
Thermo Electron Corp.[1]	229,745	8,521,242
Waters Corp.[1]	148,069	6,389,177

		87,804,380

ENGINEERING & CONSTRUCTION – 0.06%
Fluor Corp.	123,002	10,553,572

		10,553,572
ENTERTAINMENT – 0.10%
International Game Technology Inc.	477,672	16,823,608

		16,823,608
ENVIRONMENTAL CONTROL – 0.19%
Allied Waste Industries Inc.[1]	310,632	3,802,136
Waste Management Inc.	782,422	27,619,497

		31,421,633
FOOD – 1.49%
Albertson’s Inc.	522,460	13,411,548
Campbell Soup Co.	261,070	8,458,668
ConAgra Foods Inc.	735,619	15,786,384
Dean Foods Co.[1]	192,604	7,478,813
General Mills Inc.	504,585	25,572,368
Heinz (H.J.) Co.	474,597	17,996,718
Hershey Co. (The)	253,885	13,260,414
Kellogg Co.	356,140	15,684,406
Kroger Co.[1]	1,027,764	20,925,275
McCormick & Co. Inc. NVS	187,865	6,361,109
Safeway Inc.	637,074	16,003,299
Sara Lee Corp.	1,076,863	19,254,310
SUPERVALU Inc.	192,925	5,945,948
Sysco Corp.	877,362	28,119,452
Tyson Foods Inc. Class A	356,948	4,904,466
Whole Foods Market Inc.	196,814	13,076,322
Wrigley (William Jr.) Co.	251,400	16,089,600

		248,329,100
FOREST PRODUCTS & PAPER – 0.46%
International Paper Co.	697,842	24,124,398
Louisiana-Pacific Corp.	150,214	4,085,821
MeadWestvaco Corp.	257,076	7,020,746
Plum Creek Timber Co. Inc.	261,118	9,643,088
Temple-Inland Inc.	157,049	6,996,533
Weyerhaeuser Co.	344,610	24,960,102

		76,830,688
GAS – 0.24%
KeySpan Corp.	247,311	10,107,601
Nicor Inc.	62,607	2,476,733
NiSource Inc.	386,243	7,809,833
Peoples Energy Corp.	54,327	1,936,214
Sempra Energy	366,088	17,008,448

		39,338,829
HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	109,628	9,525,577
Snap-On Inc.	82,596	3,148,560
Stanley Works (The)	102,629	5,199,185

		17,873,322
HEALTH CARE - PRODUCTS – 3.29%
Bard (C.R.) Inc.	147,342	9,991,261
Bausch & Lomb Inc.	76,171	4,852,093
Baxter International Inc.	918,679	35,653,932
Becton, Dickinson & Co.	350,392	21,577,139
Biomet Inc.	350,661	12,455,479
Boston Scientific Corp.[1]	837,994	19,315,762

Guidant Corp.	480,042	37,472,079
Johnson & Johnson	4,216,079	249,676,198
Medtronic Inc.	1,709,927	86,778,795
Patterson Companies Inc.[1]	196,409	6,913,597
St. Jude Medical Inc.[1]	519,320	21,292,120
Stryker Corp.	413,957	18,354,853
Zimmer Holdings Inc.[1]	351,008	23,728,141

		548,061,449
HEALTH CARE - SERVICES – 1.86%
Aetna Inc.	803,390	39,478,585
Coventry Health Care Inc.[1]	227,120	12,259,938
HCA Inc.	577,900	26,462,041
Health Management Associates Inc. Class A	340,918	7,353,601
Humana Inc.[1]	231,602	12,193,845
Laboratory Corp. of America Holdings[1]	177,510	10,380,785
Manor Care Inc.	112,016	4,967,910
Quest Diagnostics Inc.	230,468	11,823,008
Tenet Healthcare Corp.[1]	666,265	4,917,036
UnitedHealth Group Inc.	1,921,405	107,329,683
WellPoint Inc.[1]	934,994	72,396,585

		309,563,017
HOME BUILDERS – 0.32%
Centex Corp.	173,932	10,782,045
Horton (D.R.) Inc.	385,058	12,791,627
KB Home	108,877	7,074,827
Lennar Corp. Class A	194,192	11,725,313
Pulte Homes Inc.	303,101	11,645,140

		54,018,952
HOME FURNISHINGS – 0.13%
Harman International Industries Inc.	93,001	10,335,201
Maytag Corp.	115,092	2,454,912
Whirlpool Corp.	96,278	8,806,549

		21,596,662
HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	156,488	9,151,418
Clorox Co. (The)	212,656	12,727,462
Fortune Brands Inc.	207,322	16,716,373
Kimberly-Clark Corp.	652,867	37,735,713

		76,330,966
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	388,874	9,795,736

		9,795,736
INSURANCE – 4.87%
ACE Ltd.	456,628	23,749,222
AFLAC Inc.	705,743	31,850,182
Allstate Corp. (The)	913,720	47,613,949
Ambac Financial Group Inc.	149,491	11,899,484
American International Group Inc.	3,677,096	243,019,275
AON Corp.	456,100	18,932,711
Chubb Corp.	283,205	27,029,085
CIGNA Corp.	171,514	22,403,159
Cincinnati Financial Corp.	246,647	10,376,439
Genworth Financial Inc. Class A	533,753	17,843,363
Hartford Financial Services Group Inc. (The)	428,479	34,513,983
Jefferson-Pilot Corp.	191,400	10,706,916
Lincoln National Corp.	245,488	13,401,190
Loews Corp.	192,235	19,454,182

Marsh & McLennan Companies Inc.	774,916	22,751,534
MBIA Inc.	189,847	11,415,500
MetLife Inc.	1,073,773	51,938,400
MGIC Investment Corp.	123,942	8,258,255
Principal Financial Group Inc.	395,956	19,322,653
Progressive Corp. (The)	278,674	29,054,551
Prudential Financial Inc.	701,244	53,161,308
SAFECO Corp.	174,639	8,768,624
St. Paul Travelers Companies Inc.	985,873	41,199,633
Torchmark Corp.	146,723	8,377,883
UNUMProvident Corp.	423,068	8,664,433
XL Capital Ltd. Class A	247,095	15,841,260

		811,547,174
INTERNET – 1.67%
Amazon.com Inc.[1]	437,072	15,957,499
eBay Inc.[1]	1,634,128	63,829,040
Google Inc. Class A1	251,375	98,036,250
Monster Worldwide Inc.[1]	179,123	8,931,073
Symantec Corp.[1]	1,478,019	24,875,060
VeriSign Inc.[1]	346,476	8,311,959
Yahoo! Inc.[1]	1,787,667	57,670,137

		277,611,018
IRON & STEEL – 0.24%
Allegheny Technologies Inc.	122,477	7,493,143
Nucor Corp.	220,165	23,071,090
United States Steel Corp.	154,181	9,355,703

		39,919,936
LEISURE TIME – 0.35%
Brunswick Corp.	134,612	5,231,022
Carnival Corp.	615,080	29,136,340
Harley-Davidson Inc.	386,087	20,030,194
Sabre Holdings Corp.	186,783	4,395,004

		58,792,560
LODGING – 0.41%
Harrah’s Entertainment Inc.	260,798	20,331,812
Hilton Hotels Corp.	466,870	11,886,510
Marriott International Inc. Class A	229,823	15,765,858
Starwood Hotels & Resorts Worldwide Inc.	305,763	20,709,328

		68,693,508
MACHINERY – 0.72%
Caterpillar Inc.	950,390	68,247,506
Cummins Inc.	65,811	6,916,736
Deere & Co.	335,609	26,529,891
Rockwell Automation Inc.	251,077	18,054,947

		119,749,080
MANUFACTURING – 5.40%
Cooper Industries Ltd.	130,060	11,302,214
Danaher Corp.	336,082	21,358,011
Dover Corp.	288,010	13,985,766
Eastman Kodak Co.	406,886	11,571,838
Eaton Corp.	210,938	15,392,146
General Electric Co.	14,766,450	513,577,131
Honeywell International Inc.	1,176,691	50,327,074
Illinois Tool Works Inc.	290,514	27,979,403
Ingersoll-Rand Co. Class A	463,923	19,387,342
ITT Industries Inc.	261,669	14,711,031
Leggett & Platt Inc.	258,381	6,296,745

Pall Corp.	176,973	5,519,788
Parker Hannifin Corp.	169,620	13,673,068
Textron Inc.	187,528	17,513,240
3M Co.	1,069,561	80,955,072
Tyco International Ltd.	2,855,116	76,745,518

		900,295,387
MEDIA – 3.02%
CBS Corp. Class B	1,094,667	26,250,115
Clear Channel Communications Inc.	732,173	21,240,339
Comcast Corp. Class A1	3,029,697	79,256,874
Dow Jones & Co. Inc.	83,636	3,286,895
Gannett Co. Inc.	337,273	20,209,398
Knight Ridder Inc.	94,917	5,999,704
McGraw-Hill Companies Inc. (The)	520,170	29,972,195
Meredith Corp.	59,314	3,309,128
New York Times Co. Class A	205,686	5,205,913
News Corp. Class A	3,400,658	56,484,929
Scripps (E.W.) Co. Class A	120,512	5,388,092
Time Warner Inc.	6,382,477	107,161,789
Tribune Co.	370,908	10,174,006
Univision Communications Inc. Class A1	316,747	10,918,269
Viacom Inc. Class B1	1,094,751	42,476,339
Walt Disney Co. (The)	2,728,254	76,091,004

		503,424,989
MINING – 0.66%
Alcoa Inc.	1,235,075	37,743,892
Freeport-McMoRan Copper & Gold Inc.	260,729	15,583,772
Newmont Mining Corp.	632,943	32,843,412
Phelps Dodge Corp.	288,329	23,219,134

		109,390,210
OFFICE & BUSINESS EQUIPMENT – 0.20%
Pitney Bowes Inc.	321,557	13,804,442
Xerox Corp.[1]	1,319,351	20,054,135

		33,858,577
OIL & GAS – 7.98%
Amerada Hess Corp.	113,387	16,146,309
Anadarko Petroleum Corp.	326,455	32,975,220
Apache Corp.	467,935	30,654,422
Burlington Resources Inc.	537,160	49,370,376
Chesapeake Energy Corp.	529,296	16,625,187
Chevron Corp.	3,153,709	182,820,511
ConocoPhillips	1,950,288	123,160,687
Devon Energy Corp.	625,973	38,290,768
EOG Resources Inc.	343,605	24,739,560
Exxon Mobil Corp.	8,650,598	526,475,394
Kerr-McGee Corp.	165,449	15,797,071
Marathon Oil Corp.	519,646	39,581,436
Murphy Oil Corp.	233,920	11,653,894
Nabors Industries Ltd.[1]	223,853	16,023,398
Noble Corp.	194,298	15,757,568
Occidental Petroleum Corp.	610,250	56,539,662
Rowan Companies Inc.	154,854	6,807,382
Sunoco Inc.	188,647	14,633,348
Transocean Inc.[1]	461,783	37,081,175
Valero Energy Corp.	880,932	52,662,115
XTO Energy Inc.	514,527	22,417,941

		1,330,213,424

OIL & GAS SERVICES – 1.48%
Baker Hughes Inc.	484,876	33,165,518
BJ Services Co.	459,229	15,889,323
Halliburton Co.	731,339	53,402,374
National Oilwell Varco Inc.[1]	247,520	15,870,982
Schlumberger Ltd.	837,056	105,946,178
Weatherford International Ltd.[1]	494,141	22,606,951

		246,881,326
PACKAGING & CONTAINERS – 0.14%
Ball Corp.	147,737	6,475,313
Bemis Co. Inc.	149,176	4,710,978
Pactiv Corp.[1]	202,987	4,981,301
Sealed Air Corp.	115,308	6,672,874

		22,840,466
PHARMACEUTICALS – 6.02%
Abbott Laboratories	2,179,711	92,572,326
Allergan Inc.	214,837	23,309,814
AmerisourceBergen Corp.	296,108	14,293,133
Barr Pharmaceuticals Inc.[1]	149,823	9,435,853
Bristol-Myers Squibb Co.	2,775,342	68,301,167
Cardinal Health Inc.	597,761	44,545,150
Caremark Rx Inc.[1]	635,569	31,257,283
Express Scripts Inc.[1]	207,359	18,226,856
Forest Laboratories Inc.[1]	461,674	20,604,511
Gilead Sciences Inc.[1]	654,902	40,748,002
Hospira Inc.[1]	227,875	8,991,948
King Pharmaceuticals Inc.[1]	342,946	5,915,818
Lilly (Eli) & Co.	1,600,800	88,524,240
Medco Health Solutions Inc.[1]	431,239	24,675,496
Merck & Co. Inc.	3,098,294	109,152,898
Mylan Laboratories Inc.	309,686	7,246,652
Pfizer Inc.	10,423,706	259,758,754
Schering-Plough Corp.	2,095,916	39,801,445
Watson Pharmaceuticals Inc.[1]	143,977	4,137,899
Wyeth	1,904,107	92,387,272

		1,003,886,517
PIPELINES – 0.27%
Dynegy Inc. Class A1	426,806	2,048,669
El Paso Corp.	933,894	11,253,423
Kinder Morgan Inc.	149,083	13,714,145
Williams Companies Inc.	842,422	18,019,407

		45,035,644
REAL ESTATE INVESTMENT TRUSTS – 0.89%
Apartment Investment & Management Co. Class A	136,800	6,415,920
Archstone-Smith Trust	302,186	14,737,611
Boston Properties Inc.	127,362	11,876,506
Equity Office Properties Trust	575,406	19,322,133
Equity Residential	411,434	19,250,997
Kimco Realty Corp.	285,066	11,585,082
ProLogis	344,951	18,454,878
Public Storage Inc.	117,130	9,514,470
Simon Property Group Inc.	259,146	21,804,544
Vornado Realty Trust	168,104	16,137,984

		149,100,125
RETAIL – 5.95%
AutoNation Inc.[1]	256,616	5,530,075
AutoZone Inc.[1]	78,258	7,801,540
Bed Bath & Beyond Inc.[1]	397,305	15,256,512

Best Buy Co. Inc.	576,066	32,219,372
Big Lots Inc.[1]	161,418	2,253,395
Circuit City Stores Inc.	215,686	5,279,993
Costco Wholesale Corp.	670,306	36,303,773
CVS Corp.	1,157,996	34,589,341
Darden Restaurants Inc.	186,314	7,644,463
Dillard’s Inc. Class A	87,265	2,272,381
Dollar General Corp.	448,553	7,925,932
Family Dollar Stores Inc.	219,972	5,851,255
Federated Department Stores Inc.	385,637	28,151,501
Gap Inc. (The)	813,098	15,188,671
Home Depot Inc.	3,009,391	127,297,239
Kohl’s Corp.[1]	488,399	25,890,031
Limited Brands Inc.	493,326	12,066,754
Lowe’s Companies Inc.	1,107,711	71,380,897
McDonald’s Corp.	1,780,238	61,168,978
Nordstrom Inc.	309,689	12,133,615
Office Depot Inc.[1]	418,889	15,599,426
OfficeMax Inc.	100,376	3,028,344
Penney (J.C.) Co. Inc.	329,005	19,875,192
RadioShack Corp.	190,716	3,667,469
Sears Holdings Corp.[1]	141,393	18,697,810
Staples Inc.	1,032,292	26,344,092
Starbucks Corp.[1]	1,081,426	40,704,875
Target Corp.	1,245,502	64,778,559
Tiffany & Co.	201,509	7,564,648
TJX Companies Inc.	652,643	16,198,599
Walgreen Co.	1,433,787	61,839,233
Wal-Mart Stores Inc.	3,538,951	167,180,045
Wendy’s International Inc.	161,954	10,050,865
Yum! Brands Inc.	390,758	19,092,436

		990,827,311
SAVINGS & LOANS – 0.57%
Golden West Financial Corp.	362,746	24,630,453
Sovereign Bancorp Inc.	505,971	11,085,825
Washington Mutual Inc.	1,404,712	59,868,825

		95,585,103
SEMICONDUCTORS – 2.96%
Advanced Micro Devices Inc.[1]	681,253	22,590,349
Altera Corp.[1]	509,003	10,505,822
Analog Devices Inc.	518,697	19,860,908
Applied Materials Inc.	2,247,636	39,356,106
Applied Micro Circuits Corp.[1]	417,156	1,697,825
Broadcom Corp. Class A1	624,034	26,933,307
Freescale Semiconductor Inc. Class B1	581,388	16,145,145
Intel Corp.	8,334,212	161,267,002
KLA-Tencor Corp.	282,661	13,669,486
Linear Technology Corp.	433,066	15,191,955
LSI Logic Corp.[1]	554,902	6,414,667
Maxim Integrated Products Inc.	454,181	16,872,824
Micron Technology Inc.[1]	876,634	12,904,052
National Semiconductor Corp.	478,103	13,310,388
Novellus Systems Inc.[1]	188,951	4,534,824
NVIDIA Corp.[1]	242,498	13,885,435
PMC-Sierra Inc.[1]	263,191	3,234,617
QLogic Corp.[1]	228,577	4,422,965
Teradyne Inc.[1]	280,634	4,352,633
Texas Instruments Inc.	2,267,144	73,614,166
Xilinx Inc.	488,415	12,435,046

		493,199,522

SOFTWARE – 3.88%
Adobe Systems Inc.[1]	849,726	29,672,432
Autodesk Inc.[1]	326,965	12,594,692
Automatic Data Processing Inc.	821,048	37,505,473
BMC Software Inc.[1]	301,499	6,530,468
CA Inc.	646,375	17,587,864
Citrix Systems Inc.[1]	252,837	9,582,522
Compuware Corp.[1]	542,278	4,246,037
Electronic Arts Inc.[1]	430,376	23,550,175
First Data Corp.	1,086,732	50,880,792
Fiserv Inc.[1]	261,367	11,121,166
IMS Health Inc.	282,262	7,273,892
Intuit Inc.[1]	250,673	13,333,297
Microsoft Corp.	12,589,428	342,558,336
Novell Inc.[1]	551,703	4,237,079
Oracle Corp.[1]	5,338,367	73,082,244
Parametric Technology Corp.[1]	157,360	2,569,689

		646,326,158
TELECOMMUNICATIONS – 6.38%
ADC Telecommunications Inc.[1]	165,893	4,245,202
Alltel Corp.	549,635	35,588,866
Andrew Corp.[1]	225,728	2,771,940
AT&T Inc.	5,496,298	148,619,898
Avaya Inc.[1]	590,799	6,676,029
BellSouth Corp.	2,546,894	88,249,877
CenturyTel Inc.	185,571	7,259,538
CIENA Corp.[1]	824,999	4,298,245
Cisco Systems Inc.[1]	8,713,251	188,816,149
Citizens Communications Co.	465,314	6,174,717
Comverse Technology Inc.[1]	286,172	6,733,627
Corning Inc.[1]	2,190,134	58,936,506
JDS Uniphase Corp.[1]	2,374,628	9,902,199
Lucent Technologies Inc.[1]	6,331,321	19,310,529
Motorola Inc.	3,541,101	81,126,624
QUALCOMM Inc.	2,346,396	118,751,102
Qwest Communications International Inc.[1]	2,197,609	14,943,741
Sprint Nextel Corp.	4,203,611	108,621,308
Tellabs Inc.[1]	638,052	10,145,027
Verizon Communications Inc.	4,146,313	141,223,421

		1,062,394,545
TEXTILES – 0.05%
Cintas Corp.	195,180	8,318,572

		8,318,572
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	252,147	5,320,302
Mattel Inc.	550,710	9,984,372

		15,304,674
TRANSPORTATION – 1.83%
Burlington Northern Santa Fe Corp.	528,358	44,028,072
CSX Corp.	310,857	18,589,249
FedEx Corp.	430,495	48,620,105
Norfolk Southern Corp.	583,998	31,576,772
Ryder System Inc.	86,174	3,858,872
Union Pacific Corp.	375,329	35,036,962
United Parcel Service Inc. Class B	1,547,165	122,813,958

		304,523,990

TOTAL COMMON STOCKS (Cost: $15,484,079,507)		16,647,201,125

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.19%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$106,095	106,095
Washington Mutual Bank
4.79%, 05/10/06	106,095	106,095
Wells Fargo Bank N.A.
4.78%, 12/05/06	169,752	169,752

		381,942
COMMERCIAL PAPER[3] – 0.02%
Amstel Funding Corp.
4.40%, 05/08/06	106,095	105,643
Aspen Funding Corp.
4.90%, 04/03/06	36,072	36,072
Barton Capital Corp.
4.73%, 05/10/06	84,876	84,463
Bryant Park Funding LLC
4.72%, 04/18/06	114,007	113,783
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	53,047	52,929
CC USA Inc.
4.23%, 04/21/06	63,657	63,522
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	530,475	529,443
Ebury Finance Ltd.
4.79%, 05/10/06	53,047	52,786
Edison Asset Securitization LLC
4.37%, 05/08/06	106,095	105,644
Galaxy Funding Inc.
4.23%, 04/18/06	60,898	60,791
Giro Funding Corp.
4.76%, 04/24/06	53,047	52,900
Grampian Funding LLC
4.41%, 05/15/06	106,095	105,549
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	298,439	297,626
Liberty Street Funding Corp.
4.73%, 04/18/06	53,047	52,943
Mont Blanc Capital Corp.
4.73%, 04/20/06	318,285	317,574
Nordea North America Inc.
4.16%, 04/04/06	222,799	222,774
Park Granada LLC
4.75%, 05/05/06	91,838	91,450
Sigma Finance Inc.
4.16%, 04/06/06	127,314	127,270
Solitaire Funding Ltd.
4.75%, 05/10/06	63,657	63,346
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	431,637	430,749
Thunder Bay Funding Inc.
4.76%, 04/18/06	104,699	104,491
Tulip Funding Corp.
4.80%, 04/28/06	212,190	211,483

		3,283,231

MEDIUM-TERM NOTES[3] – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06	65,779	65,777
K2 USA LLC
3.94%, 07/07/06	127,314	127,312
Marshall & Ilsley Bank
5.18%, 12/15/06	212,190	212,702
Sigma Finance Inc.
5.13%, 03/30/07	74,266	74,266
Toronto-Dominion Bank
3.81%, 06/20/06	265,237	265,243
US Bank N.A.
2.85%, 11/15/06	42,438	41,954

		787,254
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	16,559,827	16,559,827

		16,559,827
REPURCHASE AGREEMENTS[3] – 0.01%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $318,416 (collateralized by non-U.S. Government debt securities, value $351,002, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$318,285	318,285
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $530,693 (collateralized by non-U.S. Government debt securities, value $557,210, 3.82% to 6.58%, 4/21/34 to 11/20/35).	530,475	530,475
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $530,689 (collateralized by U.S. Government obligations, value $540,094, 4.50% to 5.00%, 4/1/34 to 3/1/36).	530,475	530,475
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $424,558 (collateralized by non-U.S. Government debt securities, value $446,718, 0.00% to 10.00%, 1/1/08 to 1/1/10).	424,380	424,380
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $212,276 (collateralized by U.S. Government obligations, value $216,977, 4.76% to 5.80%, 9/1/15 to 2/1/36).	212,190	212,190
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $212,277 (collateralized by non-U.S. Government debt securities, value $219,677, 0.00% to 6.91%, 4/3/06 to 3/15/32).	212,190	212,190

		2,227,995
TIME DEPOSITS[3] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	238,378	238,378
Societe Generale
4.85%, 04/03/06	212,190	212,190
UBS AG
4.88%, 04/03/06	424,380	424,380

		874,948
VARIABLE & FLOATING RATE NOTES[3] – 0.05%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	490,159	490,248
American Express Bank
4.74%, 07/19/06	53,047	53,047
American Express Centurion Bank
4.78%, 06/29/06	84,876	84,876
American Express Credit Corp.
4.76%, 02/05/07	63,657	63,703
ASIF Global Financing
4.95%, 05/30/06[6]	403,161	403,262
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	137,923	137,923
Beta Finance Inc.
4.77%, 05/25/06[6]	148,533	148,531
BMW US Capital LLC
4.72%, 04/16/07[6]	212,190	212,190
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	16,975	16,975
CC USA Inc.
4.77%, 05/25/06[6]	116,704	116,703
Commodore CDO Ltd.
4.97%, 12/12/06[6]	53,047	53,047
DEPFA Bank PLC
4.92%, 03/15/07	212,190	212,190
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	212,190	212,190
Fifth Third Bancorp.
4.78%, 01/23/07[6]	424,380	424,380
General Electric Capital Corp.
4.79%, 04/09/07	95,485	95,554
Hartford Life Global Funding Trusts
4.77%, 02/15/07	212,190	212,190
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	212,190	212,190
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	222,115	222,115
Marshall & Ilsley Bank
4.73%, 02/15/07	116,704	116,704
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	318,285	318,285
Natexis Banques Populaires
4.73%, 04/13/07[6]	159,142	159,142
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	572,913	572,934
Northern Rock PLC
4.68%, 02/02/07[6]	254,628	254,635
Permanent Financing PLC
4.66%, 06/12/06[6]	184,605	184,605
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	212,190	212,190
Principal Life Income Funding Trusts
4.70%, 05/10/06	159,142	159,143
Sedna Finance Inc.
4.75%, 09/20/06[6]	63,657	63,657

Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	212,190	212,190
Strips III LLC
4.86%, 07/24/06[6]	53,502	53,502
SunTrust Bank
4.62%, 04/28/06	318,285	318,285
Toyota Motor Credit Corp.
4.81%, 04/10/06	95,485	95,485
UniCredito Italiano SpA
4.84%, 06/14/06	275,847	275,828
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	212,190	212,190
US Bank N.A.
4.75%, 09/29/06	95,485	95,473
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	387,767	387,767
Wells Fargo & Co.
4.74%, 03/15/07[6]	106,095	106,102
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	106,095	106,091
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	127,314	127,316
Wind Master Trust
4.82%, 08/25/06[6]	21,968	21,968
Winston Funding Ltd.
4.68%, 04/23/06[6]	151,504	151,504

		7,576,310

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,691,507)		31,691,507

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $15,515,771,014)		16,678,892,632
Other Assets, Less Liabilities – (0.08)%		(13,478,625)

NET ASSETS – 100.00%		$16,665,414,007

NVS - Non-Voting Shares

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.34%
ADVERTISING – 0.28%
Interpublic Group of Companies Inc.[1]	89,699	$857,522
Omnicom Group Inc.	103,116	8,584,407

		9,441,929
AEROSPACE & DEFENSE – 1.18%
Boeing Co. (The)	180,021	14,029,037
General Dynamics Corp.	230,845	14,769,463
L-3 Communications Holdings Inc.	69,933	5,999,552
Rockwell Collins Inc.	99,358	5,598,823

		40,396,875
AGRICULTURE – 1.81%
Altria Group Inc.	746,200	52,875,732
Monsanto Co.	57,486	4,871,938
UST Inc.	94,339	3,924,502

		61,672,172
AIRLINES – 0.09%
Southwest Airlines Co.	179,688	3,232,587

		3,232,587
APPAREL – 0.57%
Coach Inc.[1]	221,087	7,645,188
Liz Claiborne Inc.	60,634	2,484,781
Nike Inc. Class B	109,149	9,288,580

		19,418,549
AUTO PARTS & EQUIPMENT – 0.04%
Goodyear Tire & Rubber Co. (The)[1]	102,071	1,477,988

		1,477,988
BANKS – 1.67%
Bank of America Corp.	616,083	28,056,420
Fifth Third Bancorp	169,831	6,684,548
M&T Bank Corp.	22,877	2,611,181
Marshall & Ilsley Corp.	56,890	2,479,266
Mellon Financial Corp.	93,205	3,318,098
Northern Trust Corp.	50,214	2,636,235
State Street Corp.	109,466	6,615,030
Synovus Financial Corp.	92,144	2,496,181
Zions Bancorporation	25,886	2,141,549

		57,038,508
BEVERAGES – 3.09%
Anheuser-Busch Companies Inc.	447,729	19,149,369
Brown-Forman Corp. Class B	30,700	2,362,979
Coca-Cola Co. (The)	653,423	27,358,821
Pepsi Bottling Group Inc.	46,018	1,398,487
PepsiCo Inc.	955,451	55,215,513

		105,485,169
BIOTECHNOLOGY – 2.05%
Amgen Inc.[1]	673,947	49,029,644
Biogen Idec Inc.1	89,302	4,206,124

Chiron Corp.[1]	63,084	2,889,878
Genzyme Corp.[1]	91,391	6,143,303
MedImmune Inc.[1]	147,326	5,389,185
Millipore Corp.[1]	30,031	2,194,065

		69,852,199
BUILDING MATERIALS – 0.15%
American Standard Companies Inc.	60,655	2,599,673
Vulcan Materials Co.	29,533	2,559,034

		5,158,707
CHEMICALS – 0.42%
Ecolab Inc.	105,145	4,016,539
International Flavors & Fragrances Inc.	28,788	988,004
Praxair Inc.	100,522	5,543,788
Sherwin-Williams Co. (The)	28,147	1,391,588
Sigma-Aldrich Corp.	38,564	2,537,126
Tronox Inc. Class B1	56	954

		14,477,999
COMMERCIAL SERVICES – 1.07%
Apollo Group Inc. Class A1	81,090	4,258,036
Block (H & R) Inc.	188,958	4,090,941
Cendant Corp.	581,424	10,087,706
Convergys Corp.[1]	33,750	614,587
Equifax Inc.	74,636	2,779,445
Moody’s Corp.	64,534	4,611,600
Paychex Inc.	192,642	8,025,466
Robert Half International Inc.	52,422	2,024,013

		36,491,794
COMPUTERS – 4.56%
Affiliated Computer Services Inc. Class A1	67,775	4,043,456
Apple Computer Inc.[1]	255,404	16,018,939
Dell Inc.1	1,357,272	40,392,415
EMC Corp.[1]	630,516	8,593,933
International Business Machines Corp.	903,863	74,541,582
Lexmark International Inc.[1]	62,454	2,834,163
NCR Corp.[1]	38,837	1,622,998
Network Appliance Inc.[1]	215,787	7,774,806

		155,822,292
COSMETICS & PERSONAL CARE – 3.94%
Alberto-Culver Co.	27,351	1,209,735
Avon Products Inc.	166,280	5,182,948
Colgate-Palmolive Co.	297,209	16,970,634
Estee Lauder Companies Inc. (The) Class A	48,109	1,789,174
Procter & Gamble Co.	1,896,823	109,294,941

		134,447,432
DISTRIBUTION & WHOLESALE – 0.04%
Grainger (W.W.) Inc.	16,758	1,262,715

		1,262,715
DIVERSIFIED FINANCIAL SERVICES – 4.40%
American Express Co.	713,762	37,508,193
Ameriprise Financial Inc.	92,513	4,168,636
Capital One Financial Corp.	173,644	13,981,815
Countrywide Financial Corp.	347,755	12,762,608
E*TRADE Financial Corp.[1]	147,018	3,966,546
Federal Home Loan Mortgage Corp.	398,500	24,308,500
Federal National Mortgage Association	279,097	14,345,586
Federated Investors Inc. Class B	48,588	1,897,361
Franklin Resources Inc.	50,166	4,727,644
Janus Capital Group Inc.	123,868	2,870,022
Lehman Brothers Holdings Inc.	59,261	8,564,992
Rowe (T.) Price Group Inc.	44,163	3,453,988
Schwab (Charles) Corp. (The)	297,548	5,120,801

SLM Corp.	240,662	12,499,984

		150,176,676
ELECTRIC – 0.68%
AES Corp. (The)[1]	189,167	3,227,189
Edison International	90,191	3,714,065
Exelon Corp.	230,876	12,213,340
TXU Corp.	93,407	4,180,897

		23,335,491
ELECTRICAL COMPONENTS & EQUIPMENT – 0.07%
American Power Conversion Corp.	49,561	1,145,355
Molex Inc.	32,869	1,091,251

		2,236,606
ELECTRONICS – 0.55%
Agilent Technologies Inc.[1]	86,552	3,250,028
Applera Corp. - Applied Biosystems Group	65,533	1,778,566
Fisher Scientific International Inc.[1]	71,164	4,842,710
Jabil Circuit Inc.[1]	100,689	4,315,531
Tektronix Inc.	17,473	623,961
Thermo Electron Corp.[1]	33,584	1,245,631
Waters Corp.[1]	60,280	2,601,082

		18,657,509
ENTERTAINMENT – 0.20%
International Game Technology Inc.	194,458	6,848,811

		6,848,811
ENVIRONMENTAL CONTROL – 0.17%
Waste Management Inc.	165,634	5,846,880

		5,846,880
FOOD – 1.85%
Campbell Soup Co.	106,284	3,443,602
Dean Foods Co.[1]	41,025	1,593,001
General Mills Inc.	205,412	10,410,280
Heinz (H.J.) Co.	85,014	3,223,731
Hershey Co. (The)	66,151	3,455,067
Kellogg Co.	144,980	6,384,919
Kroger Co.[1]	225,940	4,600,138
McCormick & Co. Inc. NVS	76,478	2,589,545
Sara Lee Corp.	227,965	4,076,014
Sysco Corp.	357,162	11,447,042
Whole Foods Market Inc.	80,120	5,323,173
Wrigley (William Jr.) Co.	102,339	6,549,696

		63,096,208
FOREST PRODUCTS & PAPER – 0.05%
Plum Creek Timber Co. Inc.	42,524	1,570,411

		1,570,411
HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	44,629	3,877,814

		3,877,814
HEALTH CARE - PRODUCTS – 6.35%
Bard (C.R.) Inc.	59,981	4,067,312
Bausch & Lomb Inc.	14,014	892,692
Baxter International Inc.	243,088	9,434,245
Becton, Dickinson & Co.	142,638	8,783,648
Biomet Inc.	142,751	5,070,516
Boston Scientific Corp.[1]	341,136	7,863,185
Guidant Corp.	195,419	15,254,407
Johnson & Johnson	1,716,296	101,639,049
Medtronic Inc.	696,088	35,326,466
Patterson Companies Inc.[1]	79,956	2,814,451
St. Jude Medical Inc.[1]	211,413	8,667,933

Stryker Corp.	168,518	7,472,088
Zimmer Holdings Inc.[1]	142,891	9,659,432

		216,945,424
HEALTH CARE - SERVICES – 2.33%
Aetna Inc.	127,553	6,267,954
Coventry Health Care Inc.[1]	92,458	4,990,883
HCA Inc.	124,684	5,709,280
Health Management Associates Inc. Class A	138,792	2,993,743
Humana Inc.[1]	94,290	4,964,368
Laboratory Corp. of America Holdings[1]	72,260	4,225,765
Manor Care Inc.	45,602	2,022,449
Quest Diagnostics Inc.	93,823	4,813,120
UnitedHealth Group Inc.	782,168	43,691,904

		79,679,466
HOME BUILDERS – 0.47%
Centex Corp.	70,811	4,389,574
Horton (D.R.) Inc.	156,760	5,207,567
KB Home	23,941	1,555,686
Lennar Corp. Class A	79,053	4,773,220

		15,926,047
HOME FURNISHINGS – 0.14%
Harman International Industries Inc.	37,859	4,207,271
Maytag Corp.	24,634	525,443

		4,732,714
HOUSEHOLD PRODUCTS & WARES – 0.59%
Clorox Co. (The)	86,566	5,180,975
Fortune Brands Inc.	84,395	6,804,769
Kimberly-Clark Corp.	143,515	8,295,167

		20,280,911
INSURANCE – 3.31%
AFLAC Inc.	183,869	8,298,008
Ambac Financial Group Inc.	60,863	4,844,695
American International Group Inc.	868,189	57,378,611
CIGNA Corp.	36,303	4,741,898
Cincinnati Financial Corp.	43,176	1,816,414
Marsh & McLennan Companies Inc.	176,662	5,186,796
MBIA Inc.	37,101	2,230,883
MGIC Investment Corp.	50,460	3,362,150
Progressive Corp. (The)	113,441	11,827,359
Prudential Financial Inc.	151,304	11,470,356
Torchmark Corp.	31,059	1,773,469

		112,930,639
INTERNET – 3.25%
Amazon.com Inc.[1]	177,933	6,496,334
eBay Inc.[1]	665,228	25,983,806
Google Inc. Class A1	102,957	40,153,230
Monster Worldwide Inc.[1]	27,710	1,381,621
Symantec Corp.[1]	601,685	10,126,359
VeriSign Inc.[1]	141,056	3,383,933
Yahoo! Inc.[1]	727,731	23,476,602

		111,001,885
IRON & STEEL – 0.03%
Allegheny Technologies Inc.	14,948	914,519

		914,519
LEISURE TIME – 0.45%
Carnival Corp.	155,245	7,353,956
Harley-Davidson Inc.	157,170	8,153,980

		15,507,936

LODGING – 0.56%
Harrah’s Entertainment Inc.	69,008	5,379,864
Hilton Hotels Corp.	89,333	2,274,418
Marriott International Inc. Class A	43,034	2,952,132
Starwood Hotels & Resorts Worldwide Inc.	124,479	8,430,963

		19,037,377
MACHINERY – 0.09%
Rockwell Automation Inc.	43,956	3,160,876

		3,160,876
MANUFACTURING – 4.14%
Danaher Corp.	136,812	8,694,403
General Electric Co.	2,885,365	100,352,995
Illinois Tool Works Inc.	56,767	5,467,230
ITT Industries Inc.	106,527	5,988,948
Pall Corp.	36,605	1,141,710
3M Co.	261,242	19,773,407

		141,418,693
MEDIA – 1.87%
CBS Corp. Class B	200,533	4,808,781
Clear Channel Communications Inc.	298,061	8,646,750
Dow Jones & Co. Inc.	34,047	1,338,047
Gannett Co. Inc.	79,639	4,771,969
Knight Ridder Inc.	15,133	956,557
McGraw-Hill Companies Inc. (The)	122,820	7,076,888
Meredith Corp.	13,299	741,951
New York Times Co. Class A	51,915	1,313,969
Scripps (E.W.) Co. Class A	27,967	1,250,405
Time Warner Inc.	1,403,031	23,556,890
Univision Communications Inc. Class A1	128,952	4,444,975
Viacom Inc. Class B1	129,242	5,014,590

		63,921,772
MINING – 0.35%
Freeport-McMoRan Copper & Gold Inc.	53,077	3,172,412
Newmont Mining Corp.	172,632	8,957,874

		12,130,286
OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	78,548	3,372,066

		3,372,066
OIL & GAS – 9.72%
Amerada Hess Corp.	30,468	4,338,643
Anadarko Petroleum Corp.	132,897	13,423,926
Apache Corp.	190,486	12,478,738
Burlington Resources Inc.	220,352	20,252,552
Chesapeake Energy Corp.	215,472	6,767,976
Chevron Corp.	731,785	42,421,576
Devon Energy Corp.	254,827	15,587,768
EOG Resources Inc.	139,882	10,071,504
Exxon Mobil Corp.	2,253,762	137,163,955
Kerr-McGee Corp.	33,682	3,215,957
Murphy Oil Corp.	47,613	2,372,080
Nabors Industries Ltd.[1]	91,126	6,522,799
Noble Corp.	51,414	4,169,675
Occidental Petroleum Corp.	163,959	15,190,801
Rowan Companies Inc.	30,264	1,330,405
Transocean Inc.[1]	73,313	5,887,034
Valero Energy Corp.	358,617	21,438,124
XTO Energy Inc.	209,454	9,125,911

		331,759,424

OIL & GAS SERVICES – 1.44%
Baker Hughes Inc.	128,302	8,775,857
BJ Services Co.	186,954	6,468,608
Halliburton Co.	104,206	7,609,122
National Oilwell Varco Inc.[1]	60,461	3,876,759
Schlumberger Ltd.	136,303	17,251,871
Weatherford International Ltd.[1]	114,659	5,245,649

		49,227,866
PACKAGING & CONTAINERS – 0.11%
Ball Corp.	60,144	2,636,112
Pactiv Corp.[1]	45,426	1,114,754

		3,750,866
PHARMACEUTICALS – 10.22%
Abbott Laboratories	550,141	23,364,488
Allergan Inc.	87,461	9,489,518
AmerisourceBergen Corp.	120,544	5,818,659
Barr Pharmaceuticals Inc.[1]	60,990	3,841,150
Bristol-Myers Squibb Co.	474,520	11,677,937
Cardinal Health Inc.	243,340	18,133,697
Caremark Rx Inc.[1]	258,730	12,724,341
Express Scripts Inc.[1]	84,410	7,419,639
Forest Laboratories Inc.[1]	187,947	8,388,075
Gilead Sciences Inc.[1]	266,599	16,587,790
Hospira Inc.[1]	92,769	3,660,665
King Pharmaceuticals Inc.[1]	139,617	2,408,393
Lilly (Eli) & Co.	651,658	36,036,687
Medco Health Solutions Inc.[1]	93,048	5,324,207
Merck & Co. Inc.	567,576	19,995,702
Mylan Laboratories Inc.	126,074	2,950,132
Pfizer Inc.	4,243,318	105,743,485
Schering-Plough Corp.	853,221	16,202,667
Watson Pharmaceuticals Inc.[1]	58,611	1,684,480
Wyeth	775,134	37,609,502

		349,061,214
PIPELINES – 0.07%
Kinder Morgan Inc.	24,275	2,233,057

		2,233,057
REAL ESTATE INVESTMENT TRUSTS – 0.39%
Boston Properties Inc.	19,303	1,800,005
ProLogis	51,965	2,780,127
Public Storage Inc.	20,501	1,665,296
Simon Property Group Inc.	42,197	3,550,456
Vornado Realty Trust	35,585	3,416,160

		13,212,044
RETAIL – 9.21%
AutoZone Inc.[1]	31,855	3,175,625
Bed Bath & Beyond Inc.[1]	161,740	6,210,816
Best Buy Co. Inc.	234,511	13,116,200
Darden Restaurants Inc.	75,849	3,112,084
Dollar General Corp.	118,702	2,097,464
Family Dollar Stores Inc.	51,045	1,357,797
Gap Inc. (The)	201,916	3,771,791
Home Depot Inc.	1,225,076	51,820,715
Kohl’s Corp.[1]	198,822	10,539,554
Lowe’s Companies Inc.	450,932	29,058,058
McDonald’s Corp.	384,098	13,197,607

Office Depot Inc.[1]	100,614	3,746,865
RadioShack Corp.	77,599	1,492,229
Sears Holdings Corp.[1]	57,555	7,611,073
Staples Inc.	252,142	6,434,664
Starbucks Corp.[1]	440,236	16,570,483
Target Corp.	507,027	26,370,474
Tiffany & Co.	82,040	3,079,782
TJX Companies Inc.	265,685	6,594,302
Walgreen Co.	583,671	25,173,730
Wal-Mart Stores Inc.	1,440,651	68,056,353
Wendy’s International Inc.	65,931	4,091,678
Yum! Brands Inc.	159,079	7,772,600

		314,451,944
SAVINGS & LOANS – 0.29%
Golden West Financial Corp.	147,673	10,026,997

		10,026,997
SEMICONDUCTORS – 3.20%
Altera Corp.[1]	128,476	2,651,745
Analog Devices Inc.	135,142	5,174,587
Applied Materials Inc.	439,201	7,690,410
Broadcom Corp. Class A1	254,032	10,964,021
Freescale Semiconductor Inc. Class B1	97,042	2,694,856
Intel Corp.	1,764,219	34,137,638
KLA-Tencor Corp.	63,287	3,060,559
Linear Technology Corp.	176,298	6,184,534
LSI Logic Corp.[1]	74,557	861,879
Maxim Integrated Products Inc.	184,890	6,868,663
National Semiconductor Corp.	87,593	2,438,589
Novellus Systems Inc.[1]	32,379	777,096
NVIDIA Corp.[1]	98,724	5,652,936
PMC-Sierra Inc.[1]	43,853	538,953
QLogic Corp.[1]	93,051	1,800,537
Texas Instruments Inc.	461,465	14,983,769
Xilinx Inc.	109,360	2,784,306

		109,265,078
SOFTWARE – 7.26%
Adobe Systems Inc.[1]	345,912	12,079,247
Autodesk Inc.[1]	133,108	5,127,320
Automatic Data Processing Inc.	213,909	9,771,363
BMC Software Inc.[1]	45,260	980,332
CA Inc.	94,731	2,577,631
Citrix Systems Inc.[1]	102,932	3,901,123
Compuware Corp.[1]	77,014	603,020
Electronic Arts Inc.[1]	175,200	9,586,944
First Data Corp.	442,394	20,712,887
Fiserv Inc.[1]	106,404	4,527,490
IMS Health Inc.	114,909	2,961,205
Intuit Inc.[1]	102,052	5,428,146
Microsoft Corp.	5,124,942	139,449,672
Oracle Corp.[1]	2,173,172	29,750,725
Parametric Technology Corp.[1]	21,599	352,712

		247,809,817
TELECOMMUNICATIONS – 4.04%
ADC Telecommunications Inc.[1]	24,128	617,436
Alltel Corp.	98,453	6,374,832
CIENA Corp.[1]	103,923	541,439
Cisco Systems Inc.[1]	3,547,018	76,863,880
Comverse Technology Inc.[1]	51,265	1,206,265
Corning Inc.[1]	347,721	9,357,172

JDS Uniphase Corp.[1]	348,040	1,451,327
Lucent Technologies Inc.[1]	876,370	2,672,928
Motorola Inc.	446,881	10,238,044
QUALCOMM Inc.	563,555	28,521,519

		137,844,842
TEXTILES – 0.10%
Cintas Corp.	79,459	3,386,543

		3,386,543
TRANSPORTATION – 1.22%
FedEx Corp.	80,618	9,104,997
United Parcel Service Inc. Class B	409,385	32,496,981

		41,601,978

TOTAL COMMON STOCKS (Cost: $3,258,090,594)		3,425,915,602

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.12%
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[2,3]	3,999,282	3,999,282

		3,999,282

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,999,282)		3,999,282

TOTAL INVESTMENTS IN SECURITIES – 100.46% (Cost: $3,262,089,876)		3,429,914,884
SHORT POSITIONS[4] – (0.30)%
COMMON STOCKS – (0.30)%
ConocoPhillips	(158,961)	(10,038,387)
Whirlpool Corp.	(2,818)	(257,762)

		(10,296,149)

TOTAL SHORT POSITIONS (Proceeds: $10,293,002)		(10,296,149)
Other Assets, Less Liabilities (0.16)%		(5,334,196)

NET ASSETS		$3,414,284,539

NVS – Non-Voting Shares

[1]	Non-income earning security.

[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

[4]	See Note 1.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.84%
ADVERTISING – 0.05%
Interpublic Group of Companies Inc.[1]	146,251	$1,398,160

		1,398,160
AEROSPACE & DEFENSE – 2.97%
Boeing Co. (The)	258,305	20,129,709
Goodrich (B.F.) Co.	65,293	2,847,428
Lockheed Martin Corp.	189,545	14,240,516
Northrop Grumman Corp.	185,544	12,670,800
Raytheon Co.	236,022	10,819,248
United Technologies Corp.	537,217	31,142,469

		91,850,170
AGRICULTURE – 1.74%
Altria Group Inc.	419,563	29,730,234
Archer-Daniels-Midland Co.	345,905	11,639,703
Monsanto Co.	89,786	7,609,363
Reynolds American Inc.	45,259	4,774,824

		53,754,124
AIRLINES – 0.12%
Southwest Airlines Co.	209,797	3,774,248

		3,774,248
APPAREL – 0.16%
Jones Apparel Group Inc.	60,424	2,137,197
VF Corp.	46,631	2,653,304

		4,790,501
AUTO MANUFACTURERS – 0.69%
Ford Motor Co.	986,246	7,850,518
General Motors Corp.[2]	299,190	6,363,771
Navistar International Corp.[1]	32,710	902,142
PACCAR Inc.	89,566	6,312,612

		21,429,043
AUTO PARTS & EQUIPMENT – 0.27%
Cooper Tire & Rubber Co.	32,752	469,664
Johnson Controls Inc.	102,730	7,800,289

		8,269,953
BANKS – 11.35%
AmSouth Bancorp	182,829	4,945,524
Bank of America Corp.	1,892,141	86,168,101
Bank of New York Co. Inc. (The)	408,080	14,707,203
BB&T Corp.	283,269	11,104,145
Comerica Inc.	86,122	4,992,492
Compass Bancshares Inc.	65,392	3,309,489
Fifth Third Bancorp	138,162	5,438,056
First Horizon National Corp.	66,666	2,776,639

Huntington Bancshares Inc.	131,599	3,175,484
KeyCorp	214,353	7,888,190
M&T Bank Corp.	20,989	2,395,684
Marshall & Ilsley Corp.	58,853	2,564,814
Mellon Financial Corp.	133,728	4,760,717
National City Corp.	289,604	10,107,180
North Fork Bancorp Inc.	251,665	7,255,502
Northern Trust Corp.	51,945	2,727,112
PNC Financial Services Group	154,610	10,406,799
Regions Financial Corp.	241,439	8,491,410
State Street Corp.	75,758	4,578,056
SunTrust Banks Inc.	196,161	14,272,674
Synovus Financial Corp.	81,212	2,200,033
U.S. Bancorp	952,767	29,059,394
Wachovia Corp.	858,417	48,114,273
Wells Fargo & Co.	886,638	56,629,569
Zions Bancorporation	31,476	2,604,009

		350,672,549
BEVERAGES – 0.99%
Brown-Forman Corp. Class B	15,869	1,221,437
Coca-Cola Co. (The)	490,450	20,535,142
Coca-Cola Enterprises Inc.	160,533	3,265,241
Constellation Brands Inc.[1]	104,309	2,612,940
Molson Coors Brewing Co. Class B	30,347	2,082,411
Pepsi Bottling Group Inc.	29,181	886,811

		30,603,982
BIOTECHNOLOGY – 0.27%
Biogen Idec Inc.[1]	100,129	4,716,076
Genzyme Corp.[1]	53,605	3,603,328

		8,319,404
BUILDING MATERIALS – 0.36%
American Standard Companies Inc.	38,618	1,655,167
Masco Corp.	220,249	7,155,890
Vulcan Materials Co.	26,027	2,255,240

		11,066,297
CHEMICALS – 2.37%
Air Products & Chemicals Inc.	117,783	7,913,840
Ashland Inc.	37,705	2,680,071
Dow Chemical Co. (The)	511,822	20,779,973
Du Pont (E.I.) de Nemours and Co.	486,717	20,544,325
Eastman Chemical Co.	43,194	2,210,669
Engelhard Corp.	65,479	2,593,623
Hercules Inc.[1]	59,675	823,515
International Flavors & Fragrances Inc.	15,401	528,562
PPG Industries Inc.	87,472	5,541,351
Praxair Inc.	78,556	4,332,363
Rohm & Haas Co.	76,196	3,723,699
Sherwin-Williams Co. (The)	32,860	1,624,598
Tronox Inc. Class B1	51	859

		73,297,448
COMMERCIAL SERVICES – 0.63%
Convergys Corp.[1]	42,804	779,461
Donnelley (R.R.) & Sons Co.	114,260	3,738,587
McKesson Corp.	161,960	8,442,975
Moody’s Corp.	69,500	4,966,470
Robert Half International Inc.	42,759	1,650,925

		19,578,418

COMPUTERS – 3.18%
Apple Computer Inc.[1]	216,282	13,565,207
Computer Sciences Corp.[1]	98,669	5,481,063
Electronic Data Systems Corp.	272,211	7,303,421
EMC Corp.[1]	679,022	9,255,070
Gateway Inc.[1]	139,841	306,252
Hewlett-Packard Co.	1,496,391	49,231,264
NCR Corp.[1]	60,665	2,535,190
Sun Microsystems Inc.[1]	1,831,077	9,393,425
Unisys Corp.[1]	181,285	1,249,054

		98,319,946
COSMETICS & PERSONAL CARE – 0.13%
Alberto-Culver Co.	14,713	650,756
Avon Products Inc.	85,807	2,674,604
Estee Lauder Companies Inc. (The) Class A	19,011	707,019

		4,032,379
DISTRIBUTION & WHOLESALE – 0.19%
Genuine Parts Co.	91,485	4,009,788
Grainger (W.W.) Inc.	25,035	1,886,387

		5,896,175
DIVERSIFIED FINANCIAL SERVICES – 11.88%
Ameriprise Financial Inc.	47,710	2,149,813
Bear Stearns Companies Inc. (The)	63,153	8,759,321
CIT Group Inc.	105,695	5,656,796
Citigroup Inc.	2,640,668	124,718,750
E*TRADE Financial Corp.[1]	86,233	2,326,566
Federal National Mortgage Association	256,039	13,160,405
Franklin Resources Inc.	34,719	3,271,919
Goldman Sachs Group Inc. (The)	230,671	36,206,120
JP Morgan Chase & Co.	1,844,047	76,786,117
Lehman Brothers Holdings Inc.	88,699	12,819,666
Merrill Lynch & Co. Inc.	485,837	38,264,522
Morgan Stanley	568,092	35,687,539
Rowe (T.) Price Group Inc.	29,333	2,294,134
Schwab (Charles) Corp. (The)	272,961	4,697,659

		366,799,327
ELECTRIC – 5.15%
AES Corp. (The)[1]	173,534	2,960,490
Allegheny Energy Inc.[1]	86,336	2,922,474
Ameren Corp.	108,324	5,396,702
American Electric Power Co. Inc.	208,302	7,086,434
CenterPoint Energy Inc.	164,033	1,956,914
Cinergy Corp.	106,014	4,814,096
CMS Energy Corp.[1]	116,594	1,509,892
Consolidated Edison Inc.	129,852	5,648,562
Constellation Energy Group Inc.	94,415	5,165,445
Dominion Resources Inc.	183,837	12,690,268
DTE Energy Co.	94,076	3,771,507
Duke Energy Corp.	490,282	14,291,720
Edison International	89,636	3,691,210
Entergy Corp.	109,964	7,580,918
Exelon Corp.	141,203	7,469,639
FirstEnergy Corp.	174,504	8,533,246
FPL Group Inc.	213,507	8,570,171
PG&E Corp.	182,696	7,106,874
Pinnacle West Capital Corp.	52,463	2,051,303
PPL Corp.	201,173	5,914,486
Progress Energy Inc.	133,478	5,870,362
Public Service Enterprise Group Inc.	132,634	8,493,881

Southern Co. (The)	392,423	12,859,702
TECO Energy Inc.	110,134	1,775,360
TXU Corp.	159,141	7,123,151
Xcel Energy Inc.	213,647	3,877,693

		159,132,500
ELECTRICAL COMPONENTS & EQUIPMENT – 0.67%
American Power Conversion Corp.	45,355	1,048,154
Emerson Electric Co.	217,659	18,202,822
Molex Inc.	45,100	1,497,320

		20,748,296
ELECTRONICS – 0.51%
Agilent Technologies Inc.[1]	147,448	5,536,672
Applera Corp. - Applied Biosystems Group	36,931	1,002,307
PerkinElmer Inc.	69,417	1,629,217
Sanmina-SCI Corp.[1]	281,425	1,153,843
Solectron Corp.[1]	482,684	1,930,736
Symbol Technologies Inc.	134,045	1,418,196
Tektronix Inc.	27,271	973,847
Thermo Electron Corp.[1]	54,830	2,033,645

		15,678,463
ENGINEERING & CONSTRUCTION – 0.13%
Fluor Corp.	45,937	3,941,395

		3,941,395
ENVIRONMENTAL CONTROL – 0.21%
Allied Waste Industries Inc.[1]	116,019	1,420,073
Waste Management Inc.	140,258	4,951,107

		6,371,180
FOOD – 1.13%
Albertson’s Inc.	195,120	5,008,730
ConAgra Foods Inc.	274,724	5,895,577
Dean Foods Co.[1]	34,629	1,344,644
Heinz (H.J.) Co.	99,258	3,763,863
Hershey Co. (The)	34,108	1,781,461
Kroger Co.[1]	176,564	3,594,843
Safeway Inc.	237,921	5,976,576
Sara Lee Corp.	193,044	3,451,627
SUPERVALU Inc.	72,054	2,220,704
Tyson Foods Inc. Class A	133,642	1,836,241

		34,874,266
FOREST PRODUCTS & PAPER – 0.88%
International Paper Co.	260,614	9,009,426
Louisiana-Pacific Corp.	56,210	1,528,912
MeadWestvaco Corp.	96,011	2,622,060
Plum Creek Timber Co. Inc.	58,513	2,160,885
Temple-Inland Inc.	58,652	2,612,947
Weyerhaeuser Co.	128,697	9,321,524

		27,255,754
GAS – 0.48%
KeySpan Corp.	92,362	3,774,835
Nicor Inc.[2]	23,277	920,838
NiSource Inc.	144,250	2,916,735
Peoples Energy Corp.	20,288	723,064
Sempra Energy	136,718	6,351,918

		14,687,390

HAND & MACHINE TOOLS – 0.10%
Snap-On Inc.	30,841	1,175,659
Stanley Works (The)	38,242	1,937,340

		3,112,999
HEALTH CARE - PRODUCTS – 0.18%
Bausch & Lomb Inc.	15,593	993,274
Baxter International Inc.	120,083	4,660,421

		5,653,695
HEALTH CARE - SERVICES – 1.38%
Aetna Inc.	183,019	8,993,554
HCA Inc.	101,437	4,644,800
Tenet Healthcare Corp.[1]	248,666	1,835,155
WellPoint Inc.[1]	349,176	27,036,698

		42,510,207
HOME BUILDERS – 0.18%
KB Home	18,782	1,220,454
Pulte Homes Inc.	113,198	4,349,067

		5,569,521
HOME FURNISHINGS – 0.13%
Maytag Corp.	20,793	443,515
Whirlpool Corp.	38,753	3,544,737

		3,988,252
HOUSEHOLD PRODUCTS & WARES – 0.32%
Avery Dennison Corp.	58,443	3,417,747
Kimberly-Clark Corp.	112,157	6,482,675

		9,900,422
HOUSEWARES – 0.12%
Newell Rubbermaid Inc.	145,231	3,658,369

		3,658,369
INSURANCE – 6.46%
ACE Ltd.	170,531	8,869,317
AFLAC Inc.	94,885	4,282,160
Allstate Corp. (The)	341,233	17,781,652
American International Group Inc.	576,752	38,117,540
AON Corp.	170,335	7,070,606
Chubb Corp.	105,766	10,094,307
CIGNA Corp.	30,746	4,016,043
Cincinnati Financial Corp.	52,474	2,207,581
Genworth Financial Inc. Class A	199,335	6,663,769
Hartford Financial Services Group Inc. (The)	160,018	12,889,450
Jefferson-Pilot Corp.	71,318	3,989,529
Lincoln National Corp.	91,840	5,013,546
Loews Corp.	71,792	7,265,350
Marsh & McLennan Companies Inc.	127,338	3,738,644
MBIA Inc.	36,845	2,215,490
MetLife Inc.	401,004	19,396,563
Principal Financial Group Inc.	147,873	7,216,202
Prudential Financial Inc.	123,086	9,331,150
SAFECO Corp.	65,221	3,274,746
St. Paul Travelers Companies Inc.	368,179	15,386,200
Torchmark Corp.	26,256	1,499,218
UNUMProvident Corp.	158,003	3,235,901
XL Capital Ltd. Class A	92,281	5,916,135

		199,471,099
INTERNET – 0.07%
Monster Worldwide Inc.[1]	41,436	2,065,999

		2,065,999

IRON & STEEL – 0.46%
Allegheny Technologies Inc.	31,960	1,955,313
Nucor Corp.	82,223	8,616,148
United States Steel Corp.	57,581	3,494,015

		14,065,476
LEISURE TIME – 0.25%
Brunswick Corp.	50,259	1,953,065
Carnival Corp.	87,290	4,134,927
Sabre Holdings Corp.	69,643	1,638,700

		7,726,692
LODGING – 0.27%
Harrah’s Entertainment Inc.	34,090	2,657,656
Hilton Hotels Corp.	92,413	2,352,835
Marriott International Inc. Class A	46,349	3,179,541

		8,190,032
MACHINERY – 1.35%
Caterpillar Inc.	354,926	25,487,236
Cummins Inc.	24,580	2,583,358
Deere & Co.	125,335	9,907,732
Rockwell Automation Inc.	53,448	3,843,446

		41,821,772
MANUFACTURING – 6.68%
Cooper Industries Ltd.	48,573	4,220,994
Dover Corp.	107,561	5,223,162
Eastman Kodak Co.	151,956	4,321,629
Eaton Corp.	78,778	5,748,431
General Electric Co.	2,867,569	99,734,050
Honeywell International Inc.	439,441	18,794,892
Illinois Tool Works Inc.	56,418	5,433,618
Ingersoll-Rand Co. Class A	173,257	7,240,410
Leggett & Platt Inc.	96,498	2,351,656
Pall Corp.	32,474	1,012,864
Parker Hannifin Corp.	63,346	5,106,321
Textron Inc.	70,033	6,540,382
3M Co.	159,774	12,093,294
Tyco International Ltd.	1,066,252	28,660,854

		206,482,557
MEDIA – 4.19%
CBS Corp. Class B	224,849	5,391,879
Comcast Corp. Class A1	1,131,449	29,598,706
Gannett Co. Inc.	52,903	3,169,948
Knight Ridder Inc.	21,560	1,362,808
McGraw-Hill Companies Inc. (The)	81,591	4,701,273
Meredith Corp.	10,006	558,235
New York Times Co. Class A	29,026	734,648
News Corp. Class A	1,269,988	21,094,501
Scripps (E.W.) Co. Class A	19,262	861,204
Time Warner Inc.	1,096,438	18,409,194
Tribune Co.	138,521	3,799,631
Viacom Inc. Class B1	290,278	11,262,786
Walt Disney Co. (The)	1,018,875	28,416,424

		129,361,237
MINING – 0.96%
Alcoa Inc.	461,244	14,095,617
Freeport-McMoRan Copper & Gold Inc.	48,687	2,910,022

Newmont Mining Corp.	78,006	4,047,731
Phelps Dodge Corp.	107,679	8,671,390

		29,724,760
OFFICE & BUSINESS EQUIPMENT – 0.31%
Pitney Bowes Inc.	47,954	2,058,665
Xerox Corp.[1]	492,722	7,489,374

		9,548,039
OIL & GAS – 6.53%
Amerada Hess Corp.	14,396	2,049,990
Chevron Corp.	506,438	29,358,211
ConocoPhillips	872,771	55,115,489
Exxon Mobil Corp.	1,163,010	70,780,789
Kerr-McGee Corp.	30,830	2,943,648
Marathon Oil Corp.	194,063	14,781,779
Murphy Oil Corp.	43,632	2,173,746
Noble Corp.	25,397	2,059,697
Occidental Petroleum Corp.	77,487	7,179,171
Rowan Companies Inc.	29,972	1,317,569
Sunoco Inc.	70,453	5,465,039
Transocean Inc.[1]	105,199	8,447,480

		201,672,608
OIL & GAS SERVICES – 1.52%
Baker Hughes Inc.	63,379	4,335,124
Halliburton Co.	177,529	12,963,168
National Oilwell Varco Inc.[1]	36,977	2,370,965
Schlumberger Ltd.	187,562	23,739,722
Weatherford International Ltd.[1]	79,354	3,630,446

		47,039,425
PACKAGING & CONTAINERS – 0.16%
Bemis Co. Inc.	55,599	1,755,816
Pactiv Corp.[1]	34,018	834,802
Sealed Air Corp.	43,064	2,492,114

		5,082,732
PHARMACEUTICALS – 1.77%
Abbott Laboratories	309,329	13,137,203
Bristol-Myers Squibb Co.	601,149	14,794,277
Medco Health Solutions Inc.[1]	75,695	4,331,268
Merck & Co. Inc.	636,388	22,419,949

		54,682,697
PIPELINES – 0.48%
Dynegy Inc. Class A1	160,318	769,526
El Paso Corp.	348,776	4,202,751
Kinder Morgan Inc.	33,406	3,073,018
Williams Companies Inc.	314,611	6,729,529

		14,774,824
REAL ESTATE INVESTMENT TRUSTS – 1.41%
Apartment Investment & Management Co. Class A	51,092	2,396,215
Archstone-Smith Trust	112,854	5,503,890
Boston Properties Inc.	30,055	2,802,629
Equity Office Properties Trust	214,890	7,216,006
Equity Residential	153,653	7,189,424
Kimco Realty Corp.	106,778	4,339,458
ProLogis	81,161	4,342,114
Public Storage Inc.	24,930	2,025,064
Simon Property Group Inc.	58,068	4,885,842

Vornado Realty Trust	30,135	2,892,960

		43,593,602
RETAIL – 2.64%
AutoNation Inc.[1]	95,837	2,065,287
Big Lots Inc.[1]	59,939	836,748
Circuit City Stores Inc.	80,525	1,971,252
Costco Wholesale Corp.	250,328	13,557,764
CVS Corp.	432,459	12,917,550
Dillard’s Inc. Class A	32,640	849,946
Dollar General Corp.	58,799	1,038,978
Family Dollar Stores Inc.	35,208	936,533
Federated Department Stores Inc.	144,019	10,513,387
Gap Inc. (The)	118,432	2,212,310
Limited Brands Inc.	184,239	4,506,486
McDonald’s Corp.	312,475	10,736,641
Nordstrom Inc.	115,657	4,531,441
Office Depot Inc.[1]	64,142	2,388,648
OfficeMax Inc.	37,619	1,134,965
Penney (J.C.) Co. Inc.	122,870	7,422,577
Staples Inc.	154,210	3,935,439

		81,555,952
SAVINGS & LOANS – 0.86%
Sovereign Bancorp Inc.	188,962	4,140,157
Washington Mutual Inc.	524,595	22,358,239

		26,498,396
SEMICONDUCTORS – 2.72%
Advanced Micro Devices Inc.[1]	254,420	8,436,567
Altera Corp.[1]	72,240	1,491,034
Analog Devices Inc.	69,739	2,670,306
Applied Materials Inc.	436,487	7,642,887
Applied Micro Circuits Corp.[1]	156,446	636,735
Freescale Semiconductor Inc. Class B1	128,106	3,557,504
Intel Corp.	1,493,969	28,908,300
KLA-Tencor Corp.	47,505	2,297,342
LSI Logic Corp.[1]	138,654	1,602,840
Micron Technology Inc.[1]	327,389	4,819,166
National Semiconductor Corp.	98,206	2,734,055
Novellus Systems Inc.[1]	40,811	979,464
PMC-Sierra Inc.[1]	57,983	712,611
Teradyne Inc.[1]	105,087	1,629,899
Texas Instruments Inc.	423,338	13,745,785
Xilinx Inc.	82,085	2,089,884

		83,954,379
SOFTWARE – 0.45%
Automatic Data Processing Inc.	110,387	5,042,478
BMC Software Inc.[1]	70,818	1,533,918
CA Inc.	154,494	4,203,782
Compuware Corp.[1]	131,235	1,027,570
Novell Inc.[1]	206,494	1,585,874
Parametric Technology Corp.[1]	38,529	629,179

		14,022,801
TELECOMMUNICATIONS – 8.75%
ADC Telecommunications Inc.[1]	39,766	1,017,612
Alltel Corp.	114,949	7,442,948
Andrew Corp.[1]	84,572	1,038,544
AT&T Inc.	2,052,605	55,502,439
Avaya Inc.[1]	220,647	2,493,311
BellSouth Corp.	951,145	32,957,174

CenturyTel Inc.	69,306	2,711,251
CIENA Corp.[1]	212,978	1,109,615
Citizens Communications Co.	173,782	2,306,087
Comverse Technology Inc.[1]	59,961	1,410,882
Corning Inc.[1]	498,929	13,426,179
JDS Uniphase Corp.[1]	567,592	2,366,859
Lucent Technologies Inc.[1]	1,560,576	4,759,757
Motorola Inc.	912,481	20,904,940
QUALCOMM Inc.	359,272	18,182,756
Qwest Communications International Inc.[1]	820,720	5,580,896
Sprint Nextel Corp.	1,569,850	40,564,924
Tellabs Inc.[1]	238,291	3,788,827
Verizon Communications Inc.	1,548,450	52,740,207

		270,305,208
TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	94,146	1,986,481
Mattel Inc.	205,672	3,728,833

		5,715,314
TRANSPORTATION – 2.45%
Burlington Northern Santa Fe Corp.	197,318	16,442,509
CSX Corp.	116,093	6,942,361
FedEx Corp.	86,817	9,805,112
Norfolk Southern Corp.	218,098	11,792,559
Ryder System Inc.	32,110	1,437,886
Union Pacific Corp.	140,169	13,084,776
United Parcel Service Inc. Class B	202,229	16,052,938

		75,558,141

TOTAL COMMON STOCKS (Cost: $2,819,196,095)		3,083,848,575

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 0.37%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$49,782	49,782
Washington Mutual Bank
4.79%, 05/10/06	49,782	49,782
Wells Fargo Bank N.A.
4.78%, 12/05/06	79,651	79,651

		179,215
COMMERCIAL PAPER[3] – 0.05%
Amstel Funding Corp.
4.40%, 05/08/06	49,782	49,570
Aspen Funding Corp.
4.90%, 04/03/06	16,926	16,926
Barton Capital Corp.
4.73%, 05/10/06	39,825	39,632
Bryant Park Funding LLC
4.72%, 04/18/06	53,495	53,389
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	24,891	24,835
CC USA Inc.
4.23%, 04/21/06	29,869	29,806

Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	248,909	248,426
Ebury Finance Ltd.
4.79%, 05/10/06	24,891	24,768
Edison Asset Securitization LLC
4.37%, 05/08/06	49,782	49,570
Galaxy Funding Inc.
4.23%, 04/18/06	28,575	28,524
Giro Funding Corp.
4.76%, 04/24/06	24,891	24,822
Grampian Funding LLC
4.41%, 05/15/06	49,782	49,526
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	140,033	139,652
Liberty Street Funding Corp.
4.73%, 04/18/06	24,891	24,842
Mont Blanc Capital Corp.
4.73%, 04/20/06	149,346	149,012
Nordea North America Inc.
4.16%, 04/04/06	104,542	104,530
Park Granada LLC
4.75%, 05/05/06	43,092	42,910
Sigma Finance Inc.
4.16%, 04/06/06	59,738	59,718
Solitaire Funding Ltd.
4.75%, 05/10/06	29,869	29,723
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	202,533	202,116
Thunder Bay Funding Inc.
4.76%, 04/18/06	49,127	49,029
Tulip Funding Corp.
4.80%, 04/28/06	99,564	99,232

		1,540,558
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	30,865	30,864
K2 USA LLC
3.94%, 07/07/06	59,738	59,737
Marshall & Ilsley Bank
5.18%, 12/15/06	99,564	99,804
Sigma Finance Inc.
5.13%, 03/30/07	34,847	34,847
Toronto-Dominion Bank
3.81%, 06/20/06	124,455	124,457
US Bank N.A.
2.85%, 11/15/06	19,913	19,686

		369,395
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	4,240,936	4,240,936

		4,240,936

REPURCHASE AGREEMENTS[3] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $149,407 (collateralized by non-U.S. Government debt securities, value $164,697, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$149,346	149,346
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $249,011 (collateralized by non-U.S. Government debt securities, value $261,454, 3.82% to 6.58%, 4/21/34 to 11/20/35).	248,909	248,909
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $249,010 (collateralized by U.S. Government obligations, value $253,423, 4.50% to 5.00%, 4/1/34 to 3/1/36).	248,909	248,909
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $199,210 (collateralized by non-U.S. Government debt securities, value $209,609, 0.00% to 10.00%, 1/1/08 to 1/1/10).	199,127	199,127
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $99,604 (collateralized by U.S. Government obligations, value $101,810, 4.76% to 5.80%, 9/1/15 to 2/1/36).	99,564	99,564
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $99,605 (collateralized by non-U.S. Government debt securities, value $103,077, 0.00% to 6.91%, 4/3/06 to 3/15/32).	99,564	99,564

		1,045,419
TIME DEPOSITS[3] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	111,852	111,852
Societe Generale
4.85%, 04/03/06	99,564	99,564
UBS AG
4.88%, 04/03/06	199,127	199,127

		410,543
VARIABLE & FLOATING RATE NOTES[3] – 0.12%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07- 04/27/07[6]	229,992	230,033
American Express Bank
4.74%, 07/19/06	24,891	24,891
American Express Centurion Bank
4.78%, 06/29/06	39,825	39,825
American Express Credit Corp.
4.76%, 02/05/07	29,869	29,891
ASIF Global Financing
4.95%, 05/30/06[6]	189,171	189,219
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	64,716	64,716
Beta Finance Inc.
4.77%, 05/25/06[6]	69,695	69,694
BMW US Capital LLC
4.72%, 04/16/07[6]	99,564	99,564
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	7,965	7,965
CC USA Inc.
4.77%, 05/25/06[6]	54,760	54,759

Commodore CDO Ltd.
4.97%, 12/12/06[6]	24,891	24,891
DEPFA Bank PLC
4.92%, 03/15/07	99,564	99,564
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	99,564	99,564
Fifth Third Bancorp.
4.78%, 01/23/07[6]	199,127	199,127
General Electric Capital Corp.
4.79%, 04/09/07	44,804	44,836
Hartford Life Global Funding Trusts
4.77%, 02/15/07	99,564	99,564
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	99,564	99,564
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	104,221	104,221
Marshall & Ilsley Bank
4.73%, 02/15/07	54,760	54,760
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	149,346	149,346
Natexis Banques Populaires
4.73%, 04/13/07[6]	74,673	74,673
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	268,822	268,832
Northern Rock PLC
4.68%, 02/02/07[6]	119,476	119,480
Permanent Financing PLC
4.66%, 06/12/06[6]	86,620	86,621
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	99,564	99,564
Principal Life Income Funding Trusts
4.70%, 05/10/06	74,673	74,673
Sedna Finance Inc.
4.75%, 09/20/06[6]	29,869	29,869
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	99,564	99,564
Strips III LLC
4.86%, 07/24/06[6]	25,104	25,104
SunTrust Bank
4.62%, 04/28/06	149,346	149,346
Toyota Motor Credit Corp.
4.81%, 04/10/06	44,804	44,804
UniCredito Italiano SpA
4.84%, 06/14/06	129,433	129,424
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	99,564	99,564
US Bank N.A.
4.75%, 09/29/06	44,804	44,798
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	181,948	181,948
Wells Fargo & Co.
4.74%, 03/15/07[6]	49,782	49,785
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	49,782	49,780
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	59,738	59,738
Wind Master Trust
4.82%, 08/25/06[6]	10,308	10,308
Winston Funding Ltd.
4.68%, 04/23/06[6]	71,089	71,088

		3,554,957

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,341,023)	11,341,023

TOTAL INVESTMENTS IN SECURITIES – 100.21% (Cost: $2,830,537,118)	3,095,189,598
Other Assets, Less Liabilities – (0.21)%	(6,465,938)

NET ASSETS – 100.00%	$3,088,723,660

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2006

Security	Shares	Value

COMMON STOCKS – 99.93%
ADVERTISING – 0.21%
Catalina Marketing Corp.	132,961	$3,071,397
Harte-Hanks Inc.	191,163	5,228,308

		8,299,705
AEROSPACE & DEFENSE – 0.49%
Alliant Techsystems Inc.[1]	122,339	9,440,901
DRS Technologies Inc.	133,884	7,346,215
Sequa Corp. Class A1	21,974	2,149,057

		18,936,173
AGRICULTURE – 0.08%
Universal Corp.	87,119	3,203,366

		3,203,366
AIRLINES – 0.24%
AirTran Holdings Inc.[1]	300,879	5,448,919
Alaska Air Group Inc.[1]	112,800	3,998,760

		9,447,679
APPAREL – 0.48%
Polo Ralph Lauren Corp.	204,127	12,372,137
Timberland Co. Class A1	184,548	6,317,078

		18,689,215
AUTO PARTS & EQUIPMENT – 0.52%
ArvinMeritor Inc.	236,366	3,524,217
Bandag Inc.	39,235	1,642,769
BorgWarner Inc.	191,879	11,520,415
Modine Manufacturing Co.	112,754	3,326,243

		20,013,644
BANKS – 4.29%
Associated Bancorp	456,001	15,494,914
Bank of Hawaii Corp.	172,304	9,185,526
Cathay General Bancorp	168,743	6,351,487
City National Corp.	139,509	10,712,896
Colonial BancGroup Inc. (The)	517,485	12,937,125
Commerce Bancorp Inc.	581,723	21,320,148
Cullen/Frost Bankers Inc.	159,399	8,567,696
FirstMerit Corp.	267,841	6,604,959
Greater Bay Bancorp	170,000	4,715,800
Investors Financial Services Corp.	219,265	10,276,951
Mercantile Bankshares Corp.	412,704	15,868,469
SVB Financial Group[1,2]	117,107	6,212,526
TCF Financial Corp.	380,063	9,786,622
Texas Regional Bancshares Inc. Class A	152,407	4,494,477
Webster Financial Corp.	178,426	8,646,524

Westamerica Bancorp	105,948	5,500,820
Wilmington Trust Corp.	227,532	9,863,512

		166,540,452
BEVERAGES – 0.13%
PepsiAmericas Inc.	204,641	5,003,472

		5,003,472
BIOTECHNOLOGY – 1.82%
Affymetrix Inc.[1]	226,515	7,459,139
Charles River Laboratories International Inc.[1]	242,604	11,892,448
Invitrogen Corp.[1]	178,000	12,483,140
Martek Biosciences Corp.[1,2]	108,500	3,562,055
Millennium Pharmaceuticals Inc.[1]	1,047,426	10,589,477
PDL BioPharma Inc.[1]	378,468	12,413,750
Vertex Pharmaceuticals Inc.[1]	331,713	12,137,379

		70,537,388
BUILDING MATERIALS – 0.65%
Florida Rock Industries Inc.	158,632	8,918,291
Martin Marietta Materials Inc.	153,414	16,419,900

		25,338,191
CHEMICALS – 2.64%
Airgas Inc.	226,093	8,837,975
Albemarle Corp.	128,648	5,834,187
Cabot Corp.	212,587	7,225,832
Chemtura Corp.	805,364	9,487,188
Cytec Industries Inc.	134,031	8,043,200
Ferro Corp.	140,420	2,808,400
FMC Corp.	129,950	8,054,301
Lubrizol Corp.	228,951	9,810,550
Lyondell Chemical Co.	687,171	13,674,703
Minerals Technologies Inc.	66,976	3,912,068
Olin Corp.	242,939	5,215,900
RPM International Inc.	397,559	7,132,208
Sensient Technologies Corp.	157,718	2,846,810
Valspar Corp. (The)	341,272	9,511,251

		102,394,573
COAL – 1.62%
Arch Coal Inc.	238,658	18,123,689
Peabody Energy Corp.	885,542	44,640,172

		62,763,861
COMMERCIAL SERVICES – 4.57%
ADESA Inc.	300,951	8,047,430
Alliance Data Systems Corp.[1]	224,170	10,484,431
Banta Corp.	81,534	4,238,137
Career Education Corp.[1]	329,336	12,425,847
ChoicePoint Inc.[1]	296,313	13,260,007
Corinthian Colleges Inc.[1]	289,753	4,172,443
Corporate Executive Board Co. (The)	132,405	13,359,664
Deluxe Corp.	168,284	4,403,992
DeVry Inc.[1]	197,362	4,493,933
Education Management Corp.[1]	225,440	9,378,304
Gartner Inc.[1]	197,952	2,761,430
ITT Educational Services Inc.[1]	125,659	8,048,459
Kelly Services Inc. Class A	66,159	1,797,540
Korn/Ferry International[1]	143,742	2,930,899
Laureate Education Inc.[1]	167,118	8,920,759
Manpower Inc.	294,422	16,835,050
MPS Group Inc.[1]	340,526	5,210,048
Navigant Consulting Inc.[1]	170,102	3,631,678

Pharmaceutical Product Development Inc.	337,373	11,676,480
Quanta Services Inc.[1,2]	396,939	6,358,963
Rent-A-Center Inc.[1]	232,328	5,945,274
Rollins Inc.	96,899	1,961,236
Sotheby’s Holdings Inc. Class A1	151,307	4,393,955
United Rentals Inc.[1,2]	225,000	7,762,500
Valassis Communications Inc.[1]	160,269	4,707,101

		177,205,560
COMPUTERS – 4.72%
Anteon International Corp.[1]	110,093	6,006,674
BISYS Group Inc. (The)[1]	406,609	5,481,089
Cadence Design Systems Inc.[1]	950,047	17,566,369
Ceridian Corp.[1]	487,239	12,400,233
Cognizant Technology Solutions Corp.[1]	462,733	27,527,986
Diebold Inc.	232,468	9,554,435
DST Systems Inc.[1,2]	211,306	12,243,070
Henry (Jack) & Associates Inc.	252,667	5,778,494
Imation Corp.	117,538	5,043,556
McDATA Corp. Class A1	512,654	2,368,461
Mentor Graphics Corp.[1]	265,324	2,931,830
National Instruments Corp.	186,215	6,074,333
Reynolds & Reynolds Co.(The) Class A	172,247	4,891,815
SanDisk Corp.[1]	616,312	35,450,266
SRA International Inc. Class A1	126,314	4,765,827
Synopsys Inc.[1]	482,846	10,791,608
Western Digital Corp.[1]	735,219	14,285,305

		183,161,351
DISTRIBUTION & WHOLESALE – 1.21%
CDW Corp.	210,090	12,363,796
Fastenal Co.	414,990	19,645,627
Ingram Micro Inc. Class A1	389,519	7,790,380
Tech Data Corp.[1]	189,818	7,006,182

		46,805,985
DIVERSIFIED FINANCIAL SERVICES – 3.19%
AmeriCredit Corp.[1]	432,658	13,295,580
Eaton Vance Corp.	433,583	11,871,503
Edwards (A.G.) Inc.	253,985	12,663,692
IndyMac Bancorp Inc.	216,568	8,864,128
Jefferies Group Inc.	169,360	9,907,560
Legg Mason Inc.	414,462	51,944,523
Raymond James Financial Inc.	291,697	8,622,563
Waddell & Reed Financial Inc. Class A	281,086	6,493,087

		123,662,636
ELECTRIC – 4.94%
Alliant Energy Corp.	393,115	12,371,329
Aquila Inc.[1]	1,253,922	5,003,149
Black Hills Corp.	111,917	3,805,178
DPL Inc.	424,576	11,463,552
Duquesne Light Holdings Inc.[2]	261,931	4,321,861
Energy East Corp.	495,363	12,037,321
Great Plains Energy Inc.	251,570	7,081,695
Hawaiian Electric Industries Inc.	271,695	7,371,085
IDACORP Inc.	143,142	4,654,978
MDU Resources Group Inc.	402,240	13,454,928
Northeast Utilities	514,966	10,057,286
NSTAR	358,134	10,246,214
OGE Energy Corp.	304,138	8,820,002
Pepco Holdings Inc.	636,966	14,516,455
PNM Resources Inc.	231,425	5,646,770

Puget Energy Inc.	387,888	8,215,468
SCANA Corp.	383,774	15,059,292
Sierra Pacific Resources Corp.[1]	674,418	9,313,713
Westar Energy Inc.	292,530	6,087,549
Wisconsin Energy Corp.	392,108	15,680,399
WPS Resources Corp.	134,493	6,619,745

		191,827,969
ELECTRICAL COMPONENTS & EQUIPMENT – 0.83%
AMETEK Inc.	237,066	10,658,487
Energizer Holdings Inc.[1]	210,083	11,134,399
Hubbell Inc. Class B	203,258	10,419,005

		32,211,891
ELECTRONICS – 2.08%
Amphenol Corp. Class A	297,923	15,545,622
Arrow Electronics Inc.[1]	404,561	13,055,183
Avnet Inc.[1]	490,637	12,452,367
Gentex Corp.	518,226	9,048,226
KEMET Corp.[1]	294,505	2,788,962
Plexus Corp.[1]	149,709	5,624,567
Thomas & Betts Corp.[1]	177,815	9,136,135
Varian Inc.[1]	104,818	4,316,405
Vishay Intertechnology Inc.[1]	619,198	8,817,380

		80,784,847
ENGINEERING & CONSTRUCTION – 0.65%
Dycom Industries Inc.[1]	135,054	2,869,897
Granite Construction Inc.	110,924	5,399,780
Jacobs Engineering Group Inc.[1]	195,682	16,973,457

		25,243,134
ENTERTAINMENT – 0.63%
GTECH Holdings Corp.	423,932	14,434,885
International Speedway Corp. Class A	118,400	6,026,560
Macrovision Corp.[1]	173,237	3,837,200

		24,298,645
ENVIRONMENTAL CONTROL – 0.80%
Mine Safety Appliances Co.[2]	88,352	3,710,784
Republic Services Inc.	405,522	17,238,740
Stericycle Inc.[1]	147,540	9,976,655

		30,926,179
FOOD – 0.80%
Dean Foods Co.[1]	1,389	53,935
Hormel Foods Corp.	244,889	8,277,248
Ruddick Corp.	116,061	2,821,443
Smithfield Foods Inc.[1]	331,734	9,733,076
Smucker (J.M.) Co. (The)	195,213	7,749,956
Tootsie Roll Industries Inc.	88,015	2,576,208

		31,211,866
FOREST PRODUCTS & PAPER – 0.76%
Bowater Inc.[2]	188,211	5,567,281
Glatfelter Co.	148,297	2,718,284
Longview Fibre Co.	172,109	4,447,297
Potlatch Corp.	116,971	5,011,033
Rayonier Inc.	256,144	11,677,605

		29,421,500
GAS – 0.87%
AGL Resources Inc.	261,371	9,422,425

ONEOK Inc.	393,210	12,681,022
Vectren Corp.	255,395	6,737,320
WGL Holdings Inc.	163,554	4,975,313

		33,816,080
HAND & MACHINE TOOLS – 0.21%
Kennametal Inc.	132,164	8,080,507

		8,080,507
HEALTH CARE - PRODUCTS – 3.71%
Advanced Medical Optics Inc.[1]	223,906	10,442,976
Beckman Coulter Inc.	211,778	11,556,725
Cytyc Corp.[1]	387,014	10,906,055
DENTSPLY International Inc.	263,577	15,327,003
Edwards Lifesciences Corp.[1]	198,655	8,641,492
Gen-Probe Inc.[1]	172,517	9,509,137
Henry Schein Inc.[1]	292,813	14,014,030
Hillenbrand Industries Inc.	205,746	11,313,973
Intuitive Surgical Inc.[1]	118,936	14,034,448
Steris Corp.	226,988	5,602,064
TECHNE Corp.[1]	132,134	7,946,539
Varian Medical Systems Inc.[1]	442,475	24,849,396

		144,143,838
HEALTH CARE - SERVICES – 2.26%
Apria Healthcare Group Inc.[1]	167,459	3,848,208
Community Health Systems Inc.[1]	327,020	11,821,773
Covance Inc.[1]	211,440	12,422,100
Health Net Inc.[1]	384,971	19,564,226
LifePoint Hospitals Inc.[1,2]	192,112	5,974,683
Lincare Holdings Inc.[1]	320,638	12,492,056
Triad Hospitals Inc.[1]	288,935	12,106,376
Universal Health Services Inc. Class B	183,206	9,305,033

		87,534,455
HOLDING COMPANIES - DIVERSIFIED – 0.42%
Leucadia National Corp.	275,297	16,424,219

		16,424,219
HOME BUILDERS – 1.34%
Beazer Homes USA Inc.	137,943	9,062,855
Hovnanian Enterprises Inc. Class A1	120,497	5,293,433
M.D.C. Holdings Inc.	109,447	7,038,537
Ryland Group Inc.	154,503	10,722,508
Thor Industries Inc.[2]	116,061	6,193,015
Toll Brothers Inc.[1]	394,449	13,659,769

		51,970,117
HOME FURNISHINGS – 0.11%
Furniture Brands International Inc.[2]	171,397	4,200,940

		4,200,940
HOUSEHOLD PRODUCTS & WARES – 0.65%
American Greetings Corp. Class A2	213,311	4,611,784
Blyth Inc.	89,290	1,876,876
Church & Dwight Co. Inc.	216,625	7,997,795
Scotts Miracle-Gro Co. (The) Class A	153,081	7,004,987
Tupperware Brands Corp.	180,541	3,717,339

		25,208,781
INSURANCE – 5.79%
American Financial Group Inc.	157,738	6,563,478
AmerUs Group Co.	129,864	7,823,007

Berkley (W.R.) Corp.	377,346	21,908,709
Brown & Brown Inc.	373,004	12,383,733
Everest Re Group Ltd.	217,235	20,283,232
Fidelity National Financial Inc.	581,318	20,654,229
First American Corp.	321,013	12,570,869
Gallagher (Arthur J.) & Co.	321,422	8,938,746
Hanover Insurance Group Inc. (The)	180,260	9,449,229
HCC Insurance Holdings Inc.	354,876	12,349,685
Horace Mann Educators Corp.	143,982	2,706,862
Mercury General Corp.	119,407	6,555,444
Ohio Casualty Corp.	212,721	6,743,256
Old Republic International Corp.	769,491	16,790,294
PMI Group Inc. (The)	300,274	13,788,582
Protective Life Corp.	233,808	11,629,610
Radian Group Inc.	278,708	16,792,157
StanCorp Financial Group Inc.	183,303	9,918,525
Unitrin Inc.	151,677	7,054,497

		224,904,144
INTERNET – 1.24%
Avocent Corp.[1]	165,863	5,264,492
CheckFree Corp.[1]	305,960	15,450,980
F5 Networks Inc.[1]	134,162	9,725,403
McAfee Inc.[1]	557,684	13,568,452
RSA Security Inc.[1]	239,167	4,290,656

		48,299,983
IRON & STEEL – 0.19%
Steel Dynamics Inc.	130,543	7,405,704

		7,405,704
LEISURE TIME – 0.10%
Callaway Golf Co.	222,002	3,818,434

		3,818,434
LODGING – 0.19%
Boyd Gaming Corp.	146,892	7,335,786

		7,335,786
MACHINERY – 1.81%
AGCO Corp.[1]	304,524	6,315,828
Flowserve Corp.[1]	188,629	11,004,616
Graco Inc.	230,032	10,450,354
Joy Global Inc.	412,111	24,631,874
Nordson Corp.	112,633	5,615,881
Tecumseh Products Co. Class A	61,927	1,519,689
Zebra Technologies Corp. Class A1	236,086	10,557,766

		70,096,008
MANUFACTURING – 2.79%
Brink’s Co. (The)	197,108	10,005,202
Carlisle Companies Inc.	98,320	8,042,576
Crane Co.	169,994	6,971,454
Donaldson Co. Inc.	229,843	7,766,395
Federal Signal Corp.	161,186	2,981,941
Harsco Corp.	140,348	11,595,552
Lancaster Colony Corp.	84,082	3,531,444
Pentair Inc.	340,191	13,862,783
Roper Industries Inc.	287,654	13,988,614
SPX Corp.	220,765	11,793,266
Teleflex Inc.	135,941	9,737,454
Trinity Industries Inc.	146,498	7,968,026

		108,244,707

MEDIA – 1.18%
Belo (A.H.) Corp.	306,339	6,090,019
Emmis Communications Corp.[1]	125,814	2,013,024
Entercom Communications Corp.	115,946	3,237,212
Lee Enterprises Inc.	153,997	5,126,560
Media General Inc. Class A	81,137	3,782,607
Readers Digest Association Inc. (The)	325,396	4,799,591
Scholastic Corp.[1]	121,773	3,258,645
Washington Post Co. (The) Class B	19,636	15,252,263
Westwood One Inc.	214,537	2,368,488

		45,928,409
METAL FABRICATE & HARDWARE – 1.04%
Precision Castparts Corp.	448,915	26,665,551
Timken Co. (The)	281,680	9,089,814
Worthington Industries Inc.	239,899	4,812,374

		40,567,739
OFFICE FURNISHINGS – 0.45%
Herman Miller Inc.	227,750	7,381,377
HNI Corp.	173,785	10,253,315

		17,634,692
OIL & GAS – 5.24%
Denbury Resources Inc.[1]	386,845	12,251,381
ENSCO International Inc.	513,984	26,444,477
Forest Oil Corp.[1]	183,744	6,831,602
Helmerich & Payne Inc.	175,186	12,231,487
Newfield Exploration Co.[1]	430,602	18,042,224
Noble Energy Inc.	589,537	25,892,465
Patterson-UTI Energy Inc.	578,993	18,504,616
Pioneer Natural Resources Co.	431,030	19,073,078
Plains Exploration & Production Co.[1]	262,893	10,158,186
Pogo Producing Co.	201,064	10,103,466
Pride International Inc.[1]	542,675	16,920,607
Quicksilver Resources Inc.[1]	225,462	8,716,361
Southwestern Energy Co.[1]	561,477	18,073,945

		203,243,895
OIL & GAS SERVICES – 2.34%
Cooper Cameron Corp.[1]	388,588	17,128,959
FMC Technologies Inc.[1]	229,977	11,779,422
Grant Prideco Inc.[1]	437,675	18,749,997
Hanover Compressor Co.[1,2]	309,005	5,753,673
Smith International Inc.	672,987	26,219,574
Tidewater Inc.	202,943	11,208,542

		90,840,167
PACKAGING & CONTAINERS – 0.41%
Packaging Corp. of America	201,842	4,529,334
Sonoco Products Co.	331,066	11,213,205

		15,742,539
PHARMACEUTICALS – 2.01%
Cephalon Inc.[1,2]	201,340	12,130,735
Medicis Pharmaceutical Corp. Class A	181,373	5,912,760
Omnicare Inc.	401,415	22,073,811
Par Pharmaceutical Companies Inc.[1]	115,933	3,266,992
Perrigo Co.	277,947	4,533,316
Sepracor Inc.[1]	355,497	17,351,809
Valeant Pharmaceuticals International	311,941	4,944,265
VCA Antech Inc.[1]	277,629	7,906,874

		78,120,562

PIPELINES – 1.37%
Equitable Resources Inc.	401,794	14,669,499
National Fuel Gas Co.	283,388	9,272,455
Questar Corp.	285,706	20,013,705
Western Gas Resources Inc.	194,720	9,395,240

		53,350,899
REAL ESTATE INVESTMENT TRUSTS – 3.67%
AMB Property Corp.	293,495	15,927,974
Developers Diversified Realty Corp.	365,071	19,987,637
Highwoods Properties Inc.	181,768	6,131,035
Hospitality Properties Trust	241,357	10,540,060
Liberty Property Trust	295,881	13,953,748
Macerich Co. (The)	239,345	17,699,563
Mack-Cali Realty Corp.	208,611	10,013,328
New Plan Excel Realty Trust Inc.	350,511	9,092,255
Regency Centers Corp.	228,623	15,361,179
United Dominion Realty Trust Inc.	450,366	12,853,446
Weingarten Realty Investors	269,688	10,989,786

		142,550,011
RETAIL – 8.91%
Abercrombie & Fitch Co. Class A	293,687	17,121,952
Advance Auto Parts Inc.	362,639	15,100,288
Aeropostale Inc.[1]	182,944	5,517,591
American Eagle Outfitters Inc.	441,164	13,173,157
AnnTaylor Stores Corp.[1]	244,117	8,981,064
Applebee’s International Inc.	249,481	6,124,759
Barnes & Noble Inc.	176,794	8,176,723
BJ’s Wholesale Club Inc.[1]	227,356	7,163,988
Bob Evans Farms Inc.	120,392	3,576,846
Borders Group Inc.	224,710	5,671,680
Brinker International Inc.	287,507	12,147,171
CarMax Inc.[1]	351,732	11,494,602
CBRL Group Inc.	159,150	6,988,277
Cheesecake Factory (The)[1]	264,690	9,912,641
Chico’s FAS Inc.[1]	606,115	24,632,514
Claire’s Stores Inc.	333,323	12,102,958
Copart Inc.[1]	233,180	6,400,791
Dollar Tree Stores Inc.[1]	357,079	9,880,376
Foot Locker Inc.	523,403	12,498,864
GameStop Corp. Class A1	191,850	9,043,809
Michaels Stores Inc.	448,010	16,836,216
MSC Industrial Direct Co. Inc. Class A	181,869	9,824,563
99 Cents Only Stores[1]	160,827	2,180,814
O’Reilly Automotive Inc.[1]	375,823	13,740,089
Outback Steakhouse Inc.	220,549	9,704,156
Pacific Sunwear of California Inc.[1]	249,662	5,532,510
Payless ShoeSource Inc[1]	230,944	5,286,308
PetSmart Inc.	470,757	13,247,102
Pier 1 Imports Inc.[2]	293,867	3,411,796
Regis Corp.	153,044	5,276,957
Ross Stores Inc.	484,610	14,145,766
Ruby Tuesday Inc.[2]	195,366	6,267,341
Saks Inc.[1]	466,688	9,007,078
Urban Outfitters Inc.[1]	370,509	9,092,291
Williams-Sonoma Inc.[1]	386,847	16,402,313

		345,665,351
SAVINGS & LOANS – 1.19%
Astoria Financial Corp.	289,636	8,967,131

First Niagara Financial Group Inc.	379,679	5,566,094
Independence Community Bank Corp.	247,504	10,315,967
New York Community Bancorp Inc.[2]	804,502	14,094,875
Washington Federal Inc.	292,819	7,086,220

		46,030,287
SEMICONDUCTORS – 4.05%
Atmel Corp.[1]	1,429,531	6,747,386
Cabot Microelectronics Corp.[1,2]	82,444	3,058,672
Credence Systems Corp.[1]	339,319	2,490,601
Cree Inc.[1]	256,311	8,409,564
Cypress Semiconductor Corp.[1]	454,832	7,709,402
Fairchild Semiconductor International Inc. Class A1	408,356	7,787,349
Integrated Device Technology Inc.[1]	672,187	9,988,699
International Rectifier Corp.[1]	238,092	9,864,152
Intersil Corp. Class A	476,813	13,789,432
Lam Research Corp.[1]	468,586	20,149,198
Lattice Semiconductor Corp.[1]	380,746	2,535,768
MEMC Electronic Materials Inc.[1]	553,292	20,427,541
Micrel Inc.[1]	214,273	3,175,526
Microchip Technology Inc.	713,491	25,899,723
Semtech Corp.[1]	245,455	4,391,190
Silicon Laboratories Inc.[1]	152,040	8,354,598
TriQuint Semiconductor Inc.[1]	476,236	2,343,081

		157,121,882
SOFTWARE – 2.43%
Activision Inc.[1]	927,416	12,789,067
Acxiom Corp.	259,521	6,706,023
Advent Software Inc.[1]	53,908	1,532,065
CSG Systems International Inc.[1]	164,235	3,820,106
Dun & Bradstreet Corp.[1]	224,331	17,201,701
Fair Isaac Corp.	218,107	8,641,399
Fidelity National Information Services Inc.	313,811	12,725,036
MoneyGram International Inc.	286,605	8,804,506
SEI Investments Co.	213,307	8,645,333
Sybase Inc.[1]	306,395	6,471,062
Transaction Systems Architects Inc. Class A1	125,296	3,910,488
Wind River Systems Inc.[1]	250,505	3,118,787

		94,365,573
TELECOMMUNICATIONS – 2.10%
ADTRAN Inc.	229,556	6,009,776
Cincinnati Bell Inc.[1]	832,104	3,761,110
CommScope Inc.[1]	190,552	5,440,260
Harris Corp.	448,973	21,231,933
Newport Corp.[1]	133,836	2,524,147
Plantronics Inc.	157,789	5,590,464
Polycom Inc.[1]	291,738	6,324,880
Powerwave Technologies Inc.[1,2]	372,403	5,023,716
RF Micro Devices Inc.[1]	634,938	5,492,214
Telephone & Data Systems Inc.	344,083	13,570,634
3Com Corp.[1]	1,313,397	6,724,593

		81,693,727
TEXTILES – 0.37%
Mohawk Industries Inc.[1]	177,148	14,299,387

		14,299,387
TRANSPORTATION – 2.65%
Alexander & Baldwin Inc.	148,525	7,081,672
CH Robinson Worldwide Inc.	572,302	28,094,305

CNF Inc.	175,264	8,752,684
Expeditors International Washington Inc.	357,008	30,841,921
Hunt (J.B.) Transport Services Inc.	413,751	8,912,197
Overseas Shipholding Group Inc.	99,342	4,761,462
Swift Transportation Co. Inc.[1]	179,924	3,909,749
Werner Enterprises Inc.	175,642	3,226,544
YRC Worldwide Inc.[1]	195,221	7,430,111

		103,010,645
TRUCKING & LEASING – 0.18%
GATX Corp.	170,087	7,022,892

		7,022,892
WATER – 0.31%
Aqua America Inc.	431,619	12,007,641

		12,007,641

TOTAL COMMON STOCKS (Cost: $3,179,028,176)		3,878,609,283

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 1.86%
CERTIFICATES OF DEPOSIT[3] – 0.05%
Toronto-Dominion Bank
3.94%, 07/10/06	$488,605	488,605
Washington Mutual Bank
4.79%, 05/10/06	488,605	488,605
Wells Fargo Bank N.A.
4.78%, 12/05/06	781,768	781,768

		1,758,978
COMMERCIAL PAPER[3] – 0.39%
Amstel Funding Corp.
4.40%, 05/08/06	488,605	486,520
Aspen Funding Corp.
4.90%, 04/03/06	166,126	166,126
Barton Capital Corp.
4.73%, 05/10/06	390,884	388,984
Bryant Park Funding LLC
4.72%, 04/18/06	525,045	524,013
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	244,303	243,757
CC USA Inc.
4.23%, 04/21/06	293,163	292,543
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	2,443,026	2,438,276
Ebury Finance Ltd.
4.79%, 05/10/06	244,303	243,100
Edison Asset Securitization LLC
4.37%, 05/08/06	488,605	486,529
Galaxy Funding Inc.
4.23%, 04/18/06	280,459	279,965
Giro Funding Corp.
4.76%, 04/24/06	244,303	243,624
Grampian Funding LLC
4.41%, 05/15/06	488,605	486,091
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,374,417	1,370,676

Liberty Street Funding Corp.
4.73%, 04/18/06	244,303	243,821
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,465,816	1,462,542
Nordea North America Inc.
4.16%, 04/04/06	1,026,071	1,025,952
Park Granada LLC
4.75%, 05/05/06	422,946	421,161
Sigma Finance Inc.
4.16%, 04/06/06	586,326	586,123
Solitaire Funding Ltd.
4.75%, 05/10/06	293,163	291,732
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	1,987,842	1,983,757
Thunder Bay Funding Inc.
4.76%, 04/18/06	482,175	481,219
Tulip Funding Corp.
4.80%, 04/28/06	977,211	973,953

		15,120,464
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06	302,935	302,927
K2 USA LLC
3.94%, 07/07/06	586,326	586,319
Marshall & Ilsley Bank
5.18%, 12/15/06	977,211	979,569
Sigma Finance Inc.
5.13%, 03/30/07	342,024	342,024
Toronto-Dominion Bank
3.81%, 06/20/06	1,221,513	1,221,539
US Bank N.A.
2.85%, 11/15/06	195,442	193,215

		3,625,593
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	2,298,874	2,298,874

		2,298,874
REPURCHASE AGREEMENTS[3] – 0.27%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,466,419 (collateralized by non-U.S. Government debt securities, value $1,616,489, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,465,816	1,465,816
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,444,030 (collateralized by non-U.S. Government debt securities, value $2,566,151, 3.82% to 6.58%, 4/21/34 to 11/20/35).	2,443,026	2,443,026
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $2,444,013 (collateralized by U.S. Government obligations, value $2,487,327, 4.50% to 5.00%, 4/1/34 to 3/1/36).	2,443,026	2,443,026

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $1,955,240 (collateralized by non-U.S. Government debt securities, value $2,057,297, 0.00% to 10.00%, 1/1/08 to 1/1/10).	1,954,421	1,954,421
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $977,605 (collateralized by U.S. Government obligations, value $999,259, 4.76% to 5.80%, 9/1/15 to 2/1/36).	977,211	977,211
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $977,612 (collateralized by non-U.S. Government debt securities, value $1,011,691, 0.00% to 6.91%, 4/3/06 to 3/15/32).	977,211	977,211

		10,260,711
TIME DEPOSITS[3] – 0.10%
Fifth Third Bank
4.84%, 04/03/06	1,097,818	1,097,818
Societe Generale
4.85%, 04/03/06	977,211	977,210
UBS AG
4.88%, 04/03/06	1,954,421	1,954,421

		4,029,449
VARIABLE & FLOATING RATE NOTES[3] – 0.90%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	2,257,356	2,257,764
American Express Bank
4.74%, 07/19/06	244,303	244,303
American Express Centurion Bank
4.78%, 06/29/06	390,884	390,884
American Express Credit Corp.
4.76%, 02/05/07	293,163	293,376
ASIF Global Financing
4.95%, 05/30/06[6]	1,856,700	1,857,168
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	635,187	635,187
Beta Finance Inc.
4.77%, 05/25/06[6]	684,047	684,037
BMW US Capital LLC
4.72%, 04/16/07[6]	977,211	977,210
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	78,177	78,177
CC USA Inc.
4.77%, 05/25/06[6]	537,466	537,458
Commodore CDO Ltd.
4.97%, 12/12/06[6]	244,303	244,303
DEPFA Bank PLC
4.92%, 03/15/07	977,211	977,210
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	977,211	977,210
Fifth Third Bancorp.
4.78%, 01/23/07[6]	1,954,421	1,954,421
General Electric Capital Corp.
4.79%, 04/09/07	439,745	440,061
Hartford Life Global Funding Trusts
4.77%, 02/15/07	977,211	977,210
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	977,211	977,210

Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	1,022,918	1,022,917
Marshall & Ilsley Bank
4.73%, 02/15/07	537,466	537,466
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	1,465,816	1,465,816
Natexis Banques Populaires
4.73%, 04/13/07[6]	732,908	732,908
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	2,638,468	2,638,565
Northern Rock PLC
4.68%, 02/02/07[6]	1,172,653	1,172,686
Permanent Financing PLC
4.66%, 06/12/06[6]	850,173	850,174
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	977,211	977,210
Principal Life Income Funding Trusts
4.70%, 05/10/06	732,908	732,910
Sedna Finance Inc.
4.75%, 09/20/06[6]	293,163	293,163
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	977,211	977,210
Strips III LLC
4.86%, 07/24/06[6]	246,394	246,394
SunTrust Bank
4.62%, 04/28/06	1,465,816	1,465,816
Toyota Motor Credit Corp.
4.81%, 04/10/06	439,745	439,745
UniCredito Italiano SpA
4.84%, 06/14/06	1,270,374	1,270,285
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	977,211	977,210
US Bank N.A.
4.75%, 09/29/06	439,745	439,688
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	1,785,808	1,785,808
Wells Fargo & Co.
4.74%, 03/15/07[6]	488,605	488,639
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	488,605	488,586
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	586,326	586,333
Wind Master Trust
4.82%, 08/25/06[6]	101,171	101,171
Winston Funding Ltd.
4.68%, 04/23/06[6]	697,728	697,728

		34,891,617

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,985,686)		71,985,686

TOTAL INVESTMENTS IN SECURITIES – 101.79% (Cost: $3,251,013,862)		3,950,594,969
Other Assets, Less Liabilities – (1.79)%		(69,387,074)

NET ASSETS – 100.00%		$3,881,207,895

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
ADVERTISING – 0.33%
Catalina Marketing Corp.	138,640	$3,202,584
Harte-Hanks Inc.	124,021	3,391,974

		6,594,558
AEROSPACE & DEFENSE – 0.69%
Alliant Techsystems Inc.[1]	128,719	9,933,245
DRS Technologies Inc.	67,524	3,705,042

		13,638,287
AIRLINES – 0.58%
AirTran Holdings Inc.[1]	315,397	5,711,840
JetBlue Airways Corp.[1,2]	543,359	5,824,808

		11,536,648
APPAREL – 0.74%
Polo Ralph Lauren Corp.	133,139	8,069,555
Timberland Co. Class A1	193,591	6,626,620

		14,696,175
BANKS – 3.15%
Cathay General Bancorp	95,688	3,601,696
City National Corp.	77,748	5,970,269
Commerce Bancorp Inc.	612,758	22,457,581
Cullen/Frost Bankers Inc.	63,562	3,416,457
Greater Bay Bancorp	97,868	2,714,858
Investors Financial Services Corp.	230,534	10,805,129
SVB Financial Group[1,2]	54,146	2,872,445
TCF Financial Corp.	199,991	5,149,768
Texas Regional Bancshares Inc. Class A	91,244	2,690,797
Westamerica Bancorp	58,984	3,062,449

		62,741,449
BEVERAGES – 0.10%
PepsiAmericas Inc.	83,973	2,053,140

		2,053,140
BIOTECHNOLOGY – 2.47%
Affymetrix Inc.[1]	173,603	5,716,747
Charles River Laboratories International Inc.[1]	145,461	7,130,498
Invitrogen Corp.[1]	187,267	13,133,035
Martek Biosciences Corp.[1,2]	113,238	3,717,603
Millennium Pharmaceuticals Inc.[1]	418,716	4,233,219
PDL BioPharma Inc.[1]	242,872	7,966,202
Vertex Pharmaceuticals Inc.[1]	198,876	7,276,873

		49,174,177
BUILDING MATERIALS – 0.64%
Florida Rock Industries Inc.	105,012	5,903,775
Martin Marietta Materials Inc.	64,603	6,914,459

		12,818,234

CHEMICALS – 0.42%
Airgas Inc.	83,248	3,254,164
Valspar Corp. (The)	179,373	4,999,125

		8,253,289
COAL – 1.30%
Arch Coal Inc.	118,120	8,970,033
Peabody Energy Corp.	336,116	16,943,608

		25,913,641
COMMERCIAL SERVICES – 5.65%
ADESA Inc.	132,912	3,554,067
Alliance Data Systems Corp.[1]	235,699	11,023,642
Career Education Corp.[1]	346,460	13,071,936
ChoicePoint Inc.[1]	311,775	13,951,931
Corinthian Colleges Inc.[1]	303,461	4,369,838
Corporate Executive Board Co. (The)	139,321	14,057,489
Deluxe Corp.	93,728	2,452,862
DeVry Inc.[1]	134,141	3,054,391
Education Management Corp.[1]	236,943	9,856,829
Gartner Inc.[1]	78,064	1,088,993
ITT Educational Services Inc.[1]	132,209	8,467,986
Korn/Ferry International[1]	43,453	886,007
Laureate Education Inc.[1]	73,804	3,939,657
Navigant Consulting Inc.[1]	95,817	2,045,693
Pharmaceutical Product Development Inc.	354,867	12,281,947
Rent-A-Center Inc.[1]	134,176	3,433,564
Rollins Inc.	104,249	2,110,000
Valassis Communications Inc.[1]	95,619	2,808,330

		112,455,162
COMPUTERS – 7.18%
Anteon International Corp.[1]	115,460	6,299,498
BISYS Group Inc. (The)[1]	426,262	5,746,012
Cadence Design Systems Inc.[1]	410,144	7,583,563
Ceridian Corp.[1]	199,926	5,088,117
Cognizant Technology Solutions Corp.[1]	487,627	29,008,930
Diebold Inc.	100,350	4,124,385
DST Systems Inc.[1,2]	222,287	12,879,309
Henry (Jack) & Associates Inc.	264,917	6,058,652
McDATA Corp. Class A1	241,938	1,117,754
National Instruments Corp.	107,524	3,507,433
Reynolds & Reynolds Co. (The) Class A	70,430	2,000,212
SanDisk Corp.[1]	649,683	37,369,766
SRA International Inc. Class A1	87,441	3,299,149
Synopsys Inc.[1]	167,683	3,747,715
Western Digital Corp.[1]	773,828	15,035,478

		142,865,973
DISTRIBUTION & WHOLESALE – 1.69%
CDW Corp.	221,033	13,007,792
Fastenal Co.	437,077	20,691,225

		33,699,017
DIVERSIFIED FINANCIAL SERVICES – 4.45%
AmeriCredit Corp.[1]	209,418	6,435,415
Eaton Vance Corp.	456,076	12,487,361
IndyMac Bancorp Inc.	122,902	5,030,379
Legg Mason Inc.	437,035	54,773,597
Raymond James Financial Inc.	101,282	2,993,881
Waddell & Reed Financial Inc. Class A	295,881	6,834,851

		88,555,484
ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
AMETEK Inc.	162,026	7,284,689
Energizer Holdings Inc.[1]	220,944	11,710,032

		18,994,721

ELECTRONICS – 1.20%
Amphenol Corp. Class A	313,618	16,364,587
Gentex Corp.	289,032	5,046,499
Varian Inc.[1]	61,443	2,530,223

		23,941,309
ENGINEERING & CONSTRUCTION – 1.01%
Granite Construction Inc.	44,198	2,151,559
Jacobs Engineering Group Inc.[1]	206,038	17,871,736

		20,023,295
ENTERTAINMENT – 1.15%
GTECH Holdings Corp.	446,184	15,192,565
International Speedway Corp. Class A	70,856	3,606,570
Macrovision Corp.[1]	181,362	4,017,168

		22,816,303
ENVIRONMENTAL CONTROL – 1.05%
Mine Safety Appliances Co.[2]	51,895	2,179,590
Republic Services Inc.	192,134	8,167,616
Stericycle Inc.[1]	155,269	10,499,290

		20,846,496
FOOD – 0.43%
Hormel Foods Corp.	110,977	3,751,023
Smucker (J.M.) Co. (The)	88,399	3,509,440
Tootsie Roll Industries Inc.	42,798	1,252,684

		8,513,147
HEALTH CARE - PRODUCTS – 6.13%
Advanced Medical Optics Inc.[1]	82,457	3,845,794
Beckman Coulter Inc.	222,751	12,155,522
Cytyc Corp.[1]	406,974	11,468,527
DENTSPLY International Inc.	277,457	16,134,125
Edwards Lifesciences Corp.[1]	135,868	5,910,258
Gen-Probe Inc.[1]	181,327	9,994,744
Henry Schein Inc.[1]	209,545	10,028,824
Intuitive Surgical Inc.[1]	125,171	14,770,178
Steris Corp.	131,117	3,235,968
TECHNE Corp.[1]	138,775	8,345,928
Varian Medical Systems Inc.[1]	466,207	26,182,185

		122,072,053
HEALTH CARE - SERVICES – 3.21%
Apria Healthcare Group Inc.[1]	175,004	4,021,592
Community Health Systems Inc.[1]	343,994	12,435,383
Covance Inc.[1]	135,693	7,971,964
Health Net Inc.[1]	275,701	14,011,125
LifePoint Hospitals Inc.[1,2]	201,456	6,265,282
Lincare Holdings Inc.[1]	337,336	13,142,611
Universal Health Services Inc. Class B	117,454	5,965,489

		63,813,446
HOLDING COMPANIES - DIVERSIFIED – 0.37%
Leucadia National Corp.	121,724	7,262,054

		7,262,054
HOME BUILDERS – 2.56%
Beazer Homes USA Inc.	90,003	5,913,197
Hovnanian Enterprises Inc. Class A1	126,303	5,548,491
M.D.C. Holdings Inc.	114,882	7,388,061
Ryland Group Inc.	162,468	11,275,279
Thor Industries Inc.[2]	122,129	6,516,803

Toll Brothers Inc.[1]	415,098	14,374,844

		51,016,675
HOUSEHOLD PRODUCTS & WARES – 0.62%
Church & Dwight Co. Inc.	227,536	8,400,629
Scotts Miracle-Gro Co. (The) Class A	86,822	3,972,975

		12,373,604
INSURANCE – 4.00%
Berkley (W.R.) Corp.	242,472	14,077,924
Brown & Brown Inc.	392,399	13,027,647
Everest Re Group Ltd.	121,265	11,322,513
Fidelity National Financial Inc.	318,400	11,312,752
Gallagher (Arthur J.) & Co.	192,521	5,354,009
PMI Group Inc. (The)	148,512	6,819,671
Radian Group Inc.	293,438	17,679,639

		79,594,155
INTERNET – 1.73%
Avocent Corp.[1]	67,678	2,148,100
CheckFree Corp.[1]	122,385	6,180,442
F5 Networks Inc.[1]	141,024	10,222,830
McAfee Inc.[1]	586,866	14,278,450
RSA Security Inc.[1]	90,344	1,620,771

		34,450,593
LODGING – 0.20%
Boyd Gaming Corp.	78,704	3,930,478

		3,930,478
MACHINERY – 1.86%
Flowserve Corp.[1]	83,331	4,861,530
Graco Inc.	241,861	10,987,745
Joy Global Inc.	169,338	10,121,332
Zebra Technologies Corp. Class A1	248,244	11,101,472

		37,072,079
MANUFACTURING – 1.22%
Donaldson Co. Inc.	241,363	8,155,656
Pentair Inc.	132,456	5,397,582
Roper Industries Inc.	139,561	6,786,851
Teleflex Inc.	54,338	3,892,231

		24,232,320
MEDIA – 0.69%
Emmis Communications Corp.[1]	46,646	746,336
Entercom Communications Corp.	45,317	1,265,251
Lee Enterprises Inc.	88,782	2,955,553
Washington Post Co. (The) Class B	9,507	7,384,562
Westwood One Inc.	126,505	1,396,615

		13,748,317
METAL FABRICATE & HARDWARE – 0.58%
Precision Castparts Corp.	193,945	11,520,333

		11,520,333
OFFICE FURNISHINGS – 0.39%
Herman Miller Inc.	93,333	3,024,922
HNI Corp.	80,485	4,748,615

		7,773,537
OIL & GAS – 8.25%
Denbury Resources Inc.[1]	406,987	12,889,278
ENSCO International Inc.	249,144	12,818,459
Helmerich & Payne Inc.	73,725	5,147,479

Newfield Exploration Co.[1]	453,441	18,999,178
Noble Energy Inc.	621,207	27,283,411
Patterson-UTI Energy Inc.	609,757	19,487,834
Pioneer Natural Resources Co.	453,932	20,086,491
Plains Exploration & Production Co.[1]	276,642	10,689,447
Pogo Producing Co.	211,391	10,622,398
Quicksilver Resources Inc.[1]	184,788	7,143,904
Southwestern Energy Co.[1]	591,313	19,034,365

		164,202,244
OIL & GAS SERVICES – 2.34%
Cooper Cameron Corp.[1]	167,751	7,394,464
FMC Technologies Inc.[1]	113,693	5,823,355
Grant Prideco Inc.[1]	460,930	19,746,241
Smith International Inc.	347,480	13,537,821

		46,501,881
PHARMACEUTICALS – 3.24%
Cephalon Inc.[1,2]	211,802	12,761,070
Medicis Pharmaceutical Corp. Class A	191,976	6,258,418
Omnicare Inc.	274,859	15,114,496
Par Pharmaceutical Companies Inc.[1]	121,001	3,409,808
Perrigo Co.	128,335	2,093,144
Sepracor Inc.[1]	374,325	18,270,803
Valeant Pharmaceuticals International	156,792	2,485,153
VCA Antech Inc.[1]	145,860	4,154,093

		64,546,985
PIPELINES – 1.45%
Equitable Resources Inc.	190,302	6,947,926
Questar Corp.	171,524	12,015,256
Western Gas Resources Inc.	204,662	9,874,941

		28,838,123
REAL ESTATE INVESTMENT TRUSTS – 0.54%
Macerich Co. (The)	85,687	6,336,554
Weingarten Realty Investors	107,816	4,393,502

		10,730,056
RETAIL – 12.51%
Abercrombie & Fitch Co. Class A	309,225	18,027,817
Advance Auto Parts Inc.	381,717	15,894,696
Aeropostale Inc.[1]	191,795	5,784,537
American Eagle Outfitters Inc.	464,194	13,860,833
AnnTaylor Stores Corp.[1]	110,368	4,060,439
Applebee’s International Inc.	262,412	6,442,215
Barnes & Noble Inc.	70,467	3,259,099
Brinker International Inc.	211,714	8,944,916
CarMax Inc.[1]	144,317	4,716,280
Cheesecake Factory (The)[1]	278,254	10,420,612
Chico’s FAS Inc.[1]	638,603	25,952,826
Claire’s Stores Inc.	192,843	7,002,129
Copart Inc.[1]	245,284	6,733,046
Dollar Tree Stores Inc.[1]	243,998	6,751,425
GameStop Corp. Class A1	201,606	9,503,707
Michaels Stores Inc.	325,474	12,231,313
MSC Industrial Direct Co. Inc. Class A	95,594	5,163,988
99 Cents Only Stores[1]	112,062	1,519,561
O’Reilly Automotive Inc.[1]	213,557	7,807,644
Outback Steakhouse Inc.	136,777	6,018,188
Pacific Sunwear of California Inc.[1]	261,729	5,799,915
PetSmart Inc.	495,358	13,939,374
Regis Corp.	91,554	3,156,782
Ross Stores Inc.	510,020	14,887,484
Ruby Tuesday Inc.[2]	135,312	4,340,809

Urban Outfitters Inc.[1]	389,365	9,555,017
Williams-Sonoma Inc.[1]	407,279	17,268,630

		249,043,282
SAVINGS & LOANS – 0.37%
First Niagara Financial Group Inc.	151,814	2,225,593
Independence Community Bank Corp.	125,028	5,211,167

		7,436,760
SEMICONDUCTORS – 3.35%
Cabot Microelectronics Corp.[1]	85,941	3,188,411
Cree Inc.[1]	269,276	8,834,946
Cypress Semiconductor Corp.[1]	162,248	2,750,104
International Rectifier Corp.[1]	117,658	4,874,571
Lam Research Corp.[1]	222,093	9,549,999
MEMC Electronic Materials Inc.[1]	192,316	7,100,307
Micrel Inc.[1]	97,055	1,438,355
Microchip Technology Inc.	473,628	17,192,696
Semtech Corp.[1]	164,322	2,939,721
Silicon Laboratories Inc.[1]	159,703	8,775,680

		66,644,790
SOFTWARE – 3.53%
Activision Inc.[1]	975,810	13,456,420
Advent Software Inc.[1]	23,178	658,719
CSG Systems International Inc.[1]	171,612	3,991,695
Dun & Bradstreet Corp.[1]	118,096	9,055,601
Fair Isaac Corp.	229,498	9,092,711
Fidelity National Information Services Inc.	330,160	13,387,988
MoneyGram International Inc.	135,390	4,159,181
SEI Investments Co.	224,105	9,082,976
Sybase Inc.[1]	212,238	4,482,467
Transaction Systems Architects Inc. Class A1	51,272	1,600,199
Wind River Systems Inc.[1]	97,205	1,210,202

		70,178,159
TELECOMMUNICATIONS – 1.57%
ADTRAN Inc.	122,935	3,218,438
Harris Corp.	279,029	13,195,281
Plantronics Inc.	165,924	5,878,687
Polycom Inc.[1]	165,878	3,596,235
Powerwave Technologies Inc.[1]	129,007	1,740,304
RF Micro Devices Inc.[1]	267,083	2,310,268
UTStarcom Inc.[1]	199,471	1,254,673

		31,193,886
TEXTILES – 0.50%
Mohawk Industries Inc.[1]	123,069	9,934,130

		9,934,130
TRANSPORTATION – 3.23%
CH Robinson Worldwide Inc.	603,113	29,606,817
Expeditors International Washington Inc.	376,266	32,505,620
Overseas Shipholding Group Inc.	43,865	2,102,449

		64,214,886
WATER – 0.32%
Aqua America Inc.[2]	231,547	6,441,638

		6,441,638

TOTAL COMMON STOCKS (Cost: $1,781,145,130)		1,988,896,969

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 2.02%
CERTIFICATES OF DEPOSIT[3] – 0.05%
Toronto-Dominion Bank
3.94%, 07/10/06	$266,744	266,744
Washington Mutual Bank
4.79%, 05/10/06	266,744	266,744
Wells Fargo Bank N.A.
4.78%, 12/05/06	426,790	426,790

		960,278
COMMERCIAL PAPER[3] – 0.41%
Amstel Funding Corp.
4.40%, 05/08/06	266,744	265,597
Aspen Funding Corp.
4.90%, 04/03/06	90,693	90,693
Barton Capital Corp.
4.73%, 05/10/06	213,395	212,357
Bryant Park Funding LLC
4.72%, 04/18/06	286,637	286,074
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	133,372	133,074
CC USA Inc.
4.23%, 04/21/06	160,046	159,708
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	1,333,718	1,331,125
Ebury Finance Ltd.
4.79%, 05/10/06	133,372	132,715
Edison Asset Securitization LLC
4.37%, 05/08/06	266,744	265,610
Galaxy Funding Inc.
4.23%, 04/18/06	153,111	152,841
Giro Funding Corp.
4.76%, 04/24/06	133,372	133,001
Grampian Funding LLC
4.41%, 05/15/06	266,744	265,371
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	750,334	748,291
Liberty Street Funding Corp.
4.73%, 04/18/06	133,372	133,109
Mont Blanc Capital Corp.
4.73%, 04/20/06	800,231	798,443
Nordea North America Inc.
4.16%, 04/04/06	560,161	560,097
Park Granada LLC
4.75%, 05/05/06	230,899	229,924
Sigma Finance Inc.
4.16%, 04/06/06	320,092	319,981
Solitaire Funding Ltd.
4.75%, 05/10/06	160,046	159,265
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	1,085,219	1,082,990
Thunder Bay Funding Inc.
4.76%, 04/18/06	263,233	262,711
Tulip Funding Corp.
4.80%, 04/28/06	533,487	531,709

		8,254,686
MEDIUM-TERM NOTES[3] – 0.10%
Dorada Finance Inc.
3.93%, 07/07/06	165,381	165,377

K2 USA LLC
3.94%, 07/07/06	320,092	320,088
Marshall & Ilsley Bank
5.18%, 12/15/06	533,487	534,775
Sigma Finance Inc.
5.13%, 03/30/07	186,720	186,720
Toronto-Dominion Bank
3.81%, 06/20/06	666,859	666,873
US Bank N.A.
2.85%, 11/15/06	106,697	105,482

		1,979,315
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	2,086,651	2,086,651

		2,086,651
REPURCHASE AGREEMENTS[3] – 0.28%

Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $800,560 (collateralized by non-U.S. Government debt securities, value $882,487, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$800,231	800,231

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,334,266 (collateralized by non-U.S. Government debt securities, value $1,400,935, 3.82% to 6.58%, 4/21/34 to 11/20/35).	1,333,718	1,333,718

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $1,334,257 (collateralized by U.S. Government obligations, value $1,357,903, 4.50% to 5.00%, 4/1/34 to 3/1/36).	1,333,718	1,333,718

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $1,067,421 (collateralized by non-U.S. Government debt securities, value $1,123,137, 0.00% to 10.00%, 1/1/08 to 1/1/10).	1,066,974	1,066,974

Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $533,702 (collateralized by U.S. Government obligations, value $545,524, 4.76% to 5.80%, 9/1/15 to 2/1/36).	533,487	533,487

Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $533,706 (collateralized by non-U.S. Government debt securities, value $552,311, 0.00% to 6.91%, 4/3/06 to 3/15/32).	533,487	533,487

		5,601,615
TIME DEPOSITS[3] – 0.11%
Fifth Third Bank
4.84%, 04/03/06	599,330	599,330
Societe Generale
4.85%, 04/03/06	533,487	533,487
UBS AG
4.88%, 04/03/06	1,066,974	1,066,974

		2,199,791

VARIABLE & FLOATING RATE NOTES[3] – 0.96%

Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	1,232,355	1,232,577
American Express Bank
4.74%, 07/19/06	133,372	133,372
American Express Centurion Bank
4.78%, 06/29/06	213,395	213,395
American Express Credit Corp.
4.76%, 02/05/07	160,046	160,162
ASIF Global Financing
4.95%, 05/30/06[6]	1,013,625	1,013,881
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	346,767	346,767
Beta Finance Inc.
4.77%, 05/25/06[6]	373,441	373,435
BMW US Capital LLC
4.72%, 04/16/07[6]	533,487	533,487
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	42,679	42,679
CC USA Inc.
4.77%, 05/25/06[6]	293,418	293,414
Commodore CDO Ltd.
4.97%, 12/12/06[6]	133,372	133,372
DEPFA Bank PLC
4.92%, 03/15/07	533,487	533,487
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	533,487	533,487
Fifth Third Bancorp.
4.78%, 01/23/07[6]	1,066,974	1,066,974
General Electric Capital Corp.
4.79%, 04/09/07	240,069	240,242
Hartford Life Global Funding Trusts
4.77%, 02/15/07	533,487	533,487
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	533,487	533,487
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	558,440	558,440
Marshall & Ilsley Bank
4.73%, 02/15/07	293,418	293,418
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	800,231	800,231
Natexis Banques Populaires
4.73%, 04/13/07[6]	400,115	400,115
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	1,440,415	1,440,468

Northern Rock PLC
4.68%, 02/02/07[6]	640,184	640,203
Permanent Financing PLC
4.66%, 06/12/06[6]	464,134	464,134
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	533,487	533,487
Principal Life Income Funding Trusts
4.70%, 05/10/06	400,115	400,117
Sedna Finance Inc.
4.75%, 09/20/06[6]	160,046	160,046
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	533,487	533,487
Strips III LLC
4.86%, 07/24/06[6]	134,514	134,514
SunTrust Bank
4.62%, 04/28/06	800,231	800,231
Toyota Motor Credit Corp.
4.81%, 04/10/06	240,069	240,069
UniCredito Italiano SpA
4.84%, 06/14/06	693,533	693,485
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	533,487	533,487
US Bank N.A.
4.75%, 09/29/06	240,069	240,038
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	974,923	974,924
Wells Fargo & Co.
4.74%, 03/15/07[6]	266,744	266,762
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	266,744	266,733
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	320,092	320,096
Wind Master Trust
4.82%, 08/25/06[6]	55,232	55,232
Winston Funding Ltd.
4.68%, 04/23/06[6]	380,910	380,910

		19,048,332

TOTAL SHORT-TERM INVESTMENTS (Cost: $40,130,668)		40,130,668

TOTAL INVESTMENTS IN SECURITIES – 101.96%
(Cost: $1,821,275,798)		2,029,027,637
Other Assets, Less Liabilities – (1.96)%		(39,008,439)

NET ASSETS – 100.00%		$1,990,019,198

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.95%
ADVERTISING – 0.10%
Harte-Hanks Inc.	95,446	$2,610,448

		2,610,448
AEROSPACE & DEFENSE – 0.30%
DRS Technologies Inc.	91,635	5,028,012
Sequa Corp. Class A1	28,534	2,790,625

		7,818,637
AGRICULTURE – 0.16%
Universal Corp.	113,793	4,184,169

		4,184,169
AIRLINES – 0.20%
Alaska Air Group Inc.[1]	147,993	5,246,352

		5,246,352
APPAREL – 0.23%
Polo Ralph Lauren Corp.	102,304	6,200,645

		6,200,645
AUTO PARTS & EQUIPMENT – 1.20%
ArvinMeritor Inc.	311,735	4,647,969
Bandag Inc.	51,613	2,161,036
BorgWarner Inc.	253,023	15,191,501
Lear Corp.[2]	297,230	5,269,888
Modine Manufacturing Co.	148,516	4,381,222

		31,651,616
BANKS – 5.34%
Associated Bancorp	601,793	20,448,926
Bank of Hawaii Corp.	227,015	12,102,170
Cathay General Bancorp	102,091	3,842,705
City National Corp.	86,440	6,637,728
Colonial BancGroup Inc. (The)	682,611	17,065,275
Cullen/Frost Bankers Inc.	130,174	6,996,853
FirstMerit Corp.	353,226	8,710,553
Greater Bay Bancorp	100,465	2,786,899
Mercantile Bankshares Corp.	544,678	20,942,869
SVB Financial Group[1,2]	86,486	4,588,082
TCF Financial Corp.	250,714	6,455,886
Texas Regional Bancshares Inc. Class A	86,419	2,548,499
Webster Financial Corp.	235,359	11,405,497
Westamerica Bancorp	65,657	3,408,911
Wilmington Trust Corp.	300,388	13,021,820

		140,962,673
BEVERAGES – 0.15%
PepsiAmericas Inc.	164,576	4,023,883

		4,023,883

BIOTECHNOLOGY – 1.19%
Affymetrix Inc.[1]	80,608	2,654,421
Charles River Laboratories International Inc.[1]	137,575	6,743,927
Millennium Pharmaceuticals Inc.[1]	856,092	8,655,090
PDL BioPharma Inc.[1]	194,675	6,385,340
Vertex Pharmaceuticals Inc.[1]	188,094	6,882,359

		31,321,137
BUILDING MATERIALS – 0.66%
Florida Rock Industries Inc.	77,323	4,347,099
Martin Marietta Materials Inc.	121,491	13,003,182

		17,350,281
CHEMICALS – 4.72%
Airgas Inc.	193,595	7,567,629
Albemarle Corp.	169,118	7,669,501
Cabot Corp.	279,787	9,509,960
Chemtura Corp.	1,061,251	12,501,537
Cytec Industries Inc.	176,500	10,591,765
Ferro Corp.	185,370	3,707,400
FMC Corp.	171,121	10,606,080
Lubrizol Corp.	301,755	12,930,202
Lyondell Chemical Co.	906,621	18,041,758
Minerals Technologies Inc.	88,264	5,155,500
Olin Corp.	319,238	6,854,040
RPM International Inc.	523,160	9,385,490
Sensient Technologies Corp.	208,192	3,757,866
Valspar Corp. (The)	224,852	6,266,625

		124,545,353
COAL – 1.91%
Arch Coal Inc.	166,992	12,681,373
Peabody Energy Corp.	749,123	37,763,290

		50,444,663
COMMERCIAL SERVICES – 3.50%
ADESA Inc.	229,818	6,145,333
Banta Corp.	107,016	5,562,692
Deluxe Corp.	104,242	2,728,013
DeVry Inc.[1]	90,507	2,060,844
Gartner Inc.[1]	160,213	2,234,971
Kelly Services Inc. Class A	85,609	2,325,997
Korn/Ferry International[1]	133,105	2,714,011
Laureate Education Inc.[1]	127,692	6,816,199
Manpower Inc.	388,611	22,220,777
MPS Group Inc.[1]	447,479	6,846,429
Navigant Consulting Inc.[1]	102,366	2,185,514
Quanta Services Inc.[1,2]	522,010	8,362,600
Rent-A-Center Inc.[1]	137,843	3,527,402
Sotheby’s Holdings Inc. Class A1	198,338	5,759,736
United Rentals Inc.[1,2]	296,150	10,217,175
Valassis Communications Inc.[1]	90,518	2,658,514

		92,366,207
COMPUTERS – 2.37%
Cadence Design Systems Inc.[1]	739,951	13,681,694
Ceridian Corp.[1]	392,004	9,976,502
Diebold Inc.	180,946	7,436,881
Imation Corp.	154,426	6,626,420
McDATA Corp. Class A1	371,238	1,715,120
Mentor Graphics Corp.[1]	350,262	3,870,395
National Instruments Corp.	110,191	3,594,430

Reynolds & Reynolds Co. (The) Class A	138,011	3,919,512
SRA International Inc. Class A1	56,434	2,129,255
Synopsys Inc.[1]	426,465	9,531,493

		62,481,702
DISTRIBUTION & WHOLESALE – 0.74%
Ingram Micro Inc. Class A1	512,824	10,256,480
Tech Data Corp.[1]	249,784	9,219,527

		19,476,007
DIVERSIFIED FINANCIAL SERVICES – 1.98%
AmeriCredit Corp.[1]	308,213	9,471,386
Edwards (A.G.) Inc.	334,977	16,701,953
IndyMac Bancorp Inc.	131,236	5,371,490
Jefferies Group Inc.	223,206	13,057,551
Raymond James Financial Inc.	257,413	7,609,114

		52,211,494
ELECTRIC – 9.59%
Alliant Energy Corp.	518,511	16,317,541
Aquila Inc.[1]	1,653,041	6,595,634
Black Hills Corp.	146,547	4,982,598
DPL Inc.	559,856	15,116,112
Duquesne Light Holdings Inc.[2]	345,776	5,705,304
Energy East Corp.	653,303	15,875,263
Great Plains Energy Inc.	331,058	9,319,283
Hawaiian Electric Industries Inc.[2]	358,592	9,728,601
IDACORP Inc.[2]	187,976	6,112,980
MDU Resources Group Inc.	530,650	17,750,243
Northeast Utilities	678,740	13,255,792
NSTAR	472,495	13,518,082
OGE Energy Corp.	400,662	11,619,198
Pepco Holdings Inc.	840,486	19,154,676
PNM Resources Inc.	304,197	7,422,407
Puget Energy Inc.	510,800	10,818,744
SCANA Corp.	506,447	19,872,980
Sierra Pacific Resources Corp.[1]	888,648	12,272,229
Westar Energy Inc.	384,670	8,004,983
Wisconsin Energy Corp.	517,498	20,694,745
WPS Resources Corp.	176,929	8,708,445

		252,845,840
ELECTRICAL COMPONENTS & EQUIPMENT – 0.71%
AMETEK Inc.	109,380	4,917,725
Hubbell Inc. Class B	267,935	13,734,348

		18,652,073
ELECTRONICS – 2.90%
Arrow Electronics Inc.[1]	533,667	17,221,434
Avnet Inc.[1]	647,119	16,423,880
Gentex Corp.	321,304	5,609,968
KEMET Corp.[1]	383,843	3,634,993
Plexus Corp.[1]	196,788	7,393,325
Thomas & Betts Corp.[1]	234,274	12,036,998
Varian Inc.[1]	60,545	2,493,243
Vishay Intertechnology Inc.[1]	815,669	11,615,127

		76,428,968
ENGINEERING & CONSTRUCTION – 0.31%
Dycom Industries Inc.[1]	178,261	3,788,046
Granite Construction Inc.	90,387	4,400,039

		8,188,085

ENTERTAINMENT – 0.13%
International Speedway Corp. Class A	66,945	3,407,501

		3,407,501
ENVIRONMENTAL CONTROL – 0.56%
Mine Safety Appliances Co.	51,217	2,151,114
Republic Services Inc.	294,409	12,515,327

		14,666,441
FOOD – 1.15%
Hormel Foods Corp.	184,285	6,228,833
Ruddick Corp.	152,833	3,715,370
Smithfield Foods Inc.[1]	437,639	12,840,328
Smucker (J.M.) Co. (The)	146,767	5,826,650
Tootsie Roll Industries Inc.	60,623	1,774,434

		30,385,615
FOREST PRODUCTS & PAPER – 1.47%
Bowater Inc.2	247,400	7,318,092
Glatfelter Co.	195,677	3,586,759
Longview Fibre Co.	225,954	5,838,651
Potlatch Corp.	153,563	6,578,639
Rayonier Inc.	337,773	15,399,071

		38,721,212
GAS – 1.69%
AGL Resources Inc.	344,391	12,415,296
ONEOK Inc.	518,657	16,726,688
Vectren Corp.	337,035	8,890,983
WGL Holdings Inc.	215,713	6,561,989

		44,594,956
HAND & MACHINE TOOLS – 0.40%
Kennametal Inc.	174,045	10,641,111

		10,641,111
HEALTH CARE – PRODUCTS – 1.41%
Advanced Medical Optics Inc.[1]	191,848	8,947,791
Edwards Lifesciences Corp.[1]	91,723	3,989,951
Henry Schein Inc.[1]	123,627	5,916,788
Hillenbrand Industries Inc.	271,288	14,918,127
Steris Corp.	134,687	3,324,075

		37,096,732
HEALTH CARE – SERVICES – 1.34%
Covance Inc.[1]	108,765	6,389,944
Health Net Inc.[1]	162,655	8,266,127
Triad Hospitals Inc.[1]	381,056	15,966,246
Universal Health Services Inc. Class B	94,147	4,781,726

		35,404,043
HOLDING COMPANIES – DIVERSIFIED – 0.48%
Leucadia National Corp.	210,743	12,572,927

		12,572,927
HOME BUILDERS – 0.17%
Beazer Homes USA Inc.	69,160	4,543,812

		4,543,812
HOME FURNISHINGS – 0.21%
Furniture Brands International Inc.[2]	224,980	5,514,260

		5,514,260

HOUSEHOLD PRODUCTS & WARES – 0.67%
American Greetings Corp. Class A2	281,171	6,078,917
Blyth Inc.	117,871	2,477,648
Scotts Miracle-Gro Co. (The) Class A	92,665	4,240,350
Tupperware Brands Corp.	236,293	4,865,273

		17,662,188
INSURANCE – 7.47%
American Financial Group Inc.	207,487	8,633,534
AmerUs Group Co.	170,984	10,300,076
Berkley (W.R.) Corp.	194,350	11,283,961
Everest Re Group Ltd.	134,818	12,587,957
Fidelity National Financial Inc.	368,470	13,091,739
First American Corp.	423,400	16,580,344
Gallagher (Arthur J.) & Co.	182,087	5,063,839
Hanover Insurance Group Inc. (The)	237,535	12,451,585
HCC Insurance Holdings Inc.	468,036	16,287,653
Horace Mann Educators Corp.	190,059	3,573,109
Mercury General Corp.	157,072	8,623,253
Ohio Casualty Corp.	280,525	8,892,643
Old Republic International Corp.	1,015,686	22,162,269
PMI Group Inc. (The)	209,962	9,641,455
Protective Life Corp.	308,307	15,335,190
StanCorp Financial Group Inc.	241,946	13,091,698
Unitrin Inc.	200,078	9,305,628

		196,905,933
INTERNET – 0.78%
Avocent Corp.[1]	132,964	4,220,277
CheckFree Corp.[1]	250,344	12,642,372
RSA Security Inc.[1]	200,926	3,604,612

		20,467,261
IRON & STEEL – 0.37%
Steel Dynamics Inc.	171,834	9,748,143

		9,748,143
LEISURE TIME – 0.19%
Callaway Golf Co.	290,656	4,999,283

		4,999,283
LODGING – 0.18%
Boyd Gaming Corp.	94,740	4,731,316

		4,731,316
MACHINERY – 1.74%
AGCO Corp.[1]	400,502	8,306,411
Flowserve Corp.[1]	144,244	8,415,195
Joy Global Inc.	332,057	19,847,047
Nordson Corp.	148,051	7,381,823
Tecumseh Products Co. Class A	81,586	2,002,120

		45,952,596
MANUFACTURING – 4.26%
Brink’s Co. (The)	259,782	13,186,534
Carlisle Companies Inc.	129,697	10,609,215
Crane Co.	223,679	9,173,076
Federal Signal Corp.	212,789	3,936,597
Harsco Corp.	185,073	15,290,731
Lancaster Colony Corp.	110,753	4,651,626
Pentair Inc.	282,756	11,522,307
Roper Industries Inc.	204,956	9,967,010
SPX Corp.	291,129	15,552,111

Teleflex Inc.	111,071	7,956,016
Trinity Industries Inc.	192,898	10,491,722

		112,336,945
MEDIA – 1.64%
Belo (A.H.) Corp.	403,968	8,030,884
Emmis Communications Corp.[1]	104,203	1,667,248
Entercom Communications Corp.	96,419	2,692,018
Lee Enterprises Inc.	91,053	3,031,154
Media General Inc. Class A	106,423	4,961,440
Readers Digest Association Inc. (The)	428,965	6,327,234
Scholastic Corp.[1]	159,049	4,256,151
Washington Post Co. (The) Class B	13,992	10,868,286
Westwood One Inc.	124,002	1,368,982

		43,203,397
METAL FABRICATE & HARDWARE – 1.48%
Precision Castparts Corp.	349,895	20,783,763
Timken Co. (The)	371,134	11,976,494
Worthington Industries Inc.	316,438	6,347,746

		39,108,003
OFFICE FURNISHINGS – 0.51%
Herman Miller Inc.	183,232	5,938,549
HNI Corp.	128,397	7,575,423

		13,513,972
OIL & GAS – 2.37%
ENSCO International Inc.	366,670	18,865,172
Forest Oil Corp.[1]	241,755	8,988,451
Helmerich & Payne Inc.	138,641	9,679,915
Pride International Inc.[1]	716,355	22,335,949
Quicksilver Resources Inc.[1]	65,344	2,526,199

		62,395,686
OIL & GAS SERVICES – 2.33%
Cooper Cameron Corp.[1]	302,644	13,340,548
FMC Technologies Inc.[1]	160,737	8,232,949
Hanover Compressor Co.[1,2]	406,207	7,563,574
Smith International Inc.	453,412	17,664,932
Tidewater Inc.	267,590	14,778,996

		61,580,999
PACKAGING & CONTAINERS – 0.79%
Packaging Corp. of America	266,037	5,969,870
Sonoco Products Co.	436,521	14,784,966

		20,754,836
PHARMACEUTICALS – 0.84%
Omnicare Inc.	185,547	10,203,230
Perrigo Co.	205,165	3,346,241
Valeant Pharmaceuticals International	213,090	3,377,477
VCA Antech Inc.[1]	182,764	5,205,119

		22,132,067
PIPELINES – 1.30%
Equitable Resources Inc.	291,605	10,646,499
National Fuel Gas Co.	373,849	12,232,339
Questar Corp.	162,222	11,363,651

		34,242,489
REAL ESTATE INVESTMENT TRUSTS – 6.62%
AMB Property Corp.	387,355	21,021,756

Developers Diversified Realty Corp.	482,041	26,391,745
Highwoods Properties Inc.	239,017	8,062,043
Hospitality Properties Trust	318,163	13,894,178
Liberty Property Trust	390,363	18,409,519
Macerich Co. (The)	208,536	15,421,237
Mack-Cali Realty Corp.	274,942	13,197,216
New Plan Excel Realty Trust Inc.	461,776	11,978,469
Regency Centers Corp.	301,702	20,271,357
United Dominion Realty Trust Inc.	594,056	16,954,358
Weingarten Realty Investors	220,454	8,983,501

		174,585,379
RETAIL – 5.44%
AnnTaylor Stores Corp.[1]	183,310	6,743,975
Barnes & Noble Inc.	144,348	6,676,095
BJ’s Wholesale Club Inc.[1]	299,220	9,428,422
Bob Evans Farms Inc.	158,615	4,712,452
Borders Group Inc.	295,385	7,455,517
Brinker International Inc.	113,754	4,806,107
CarMax Inc.[1]	282,941	9,246,512
CBRL Group Inc.	209,440	9,196,510
Claire’s Stores Inc.	197,812	7,182,554
Dollar Tree Stores Inc.[1]	164,719	4,557,775
Foot Locker Inc.	690,357	16,485,725
Michaels Stores Inc.	183,324	6,889,316
MSC Industrial Direct Co. Inc. Class A	119,835	6,473,487
99 Cents Only Stores[1]	71,809	973,730
O’Reilly Automotive Inc.[1]	228,074	8,338,385
Outback Steakhouse Inc.	119,165	5,243,260
Payless ShoeSource Inc.[1]	303,489	6,946,863
Pier 1 Imports Inc.[2]	384,037	4,458,670
Regis Corp.	86,479	2,981,796
Ruby Tuesday Inc.	87,355	2,802,348
Saks Inc.[1]	614,834	11,866,296

		143,465,795
SAVINGS & LOANS – 1.95%
Astoria Financial Corp.	382,085	11,829,352
First Niagara Financial Group Inc.	310,490	4,551,783
Independence Community Bank Corp.	169,802	7,077,347
New York Community Bancorp Inc.[2]	1,061,458	18,596,744
Washington Federal Inc.	385,333	9,325,059

		51,380,285
SEMICONDUCTORS – 4.68%
Atmel Corp.[1]	1,881,200	8,879,264
Credence Systems Corp.[1]	441,794	3,242,768
Cypress Semiconductor Corp.[1]	395,213	6,698,860
Fairchild Semiconductor International Inc. Class A1	537,648	10,252,947
Integrated Device Technology Inc.[1]	885,888	13,164,296
International Rectifier Corp.[1]	166,312	6,890,306
Intersil Corp. Class A	629,070	18,192,704
Lam Research Corp.[1]	340,312	14,633,416
Lattice Semiconductor Corp.[1]	502,617	3,347,429
MEMC Electronic Materials Inc.[1]	489,524	18,073,226
Micrel Inc.[1]	160,846	2,383,738
Microchip Technology Inc.	348,727	12,658,790
Semtech Corp.[1]	116,009	2,075,401
TriQuint Semiconductor Inc.[1]	619,338	3,047,143

		123,540,288

SOFTWARE – 1.38%
Acxiom Corp.	341,431	8,822,577
Advent Software Inc.[1]	42,127	1,197,249
Dun & Bradstreet Corp.[1]	148,058	11,353,087
MoneyGram International Inc.	207,661	6,379,346
Sybase Inc.[1]	137,030	2,894,074
Transaction Systems Architects Inc. Class A1	100,266	3,129,302
Wind River Systems Inc.[1]	208,339	2,593,821

		36,369,456
TELECOMMUNICATIONS – 2.71%
ADTRAN Inc.	147,905	3,872,153
Cincinnati Bell Inc.[1]	1,089,015	4,922,348
CommScope Inc.[1]	250,457	7,150,547
Harris Corp.	243,092	11,495,821
Newport Corp.[1]	176,686	3,332,298
Polycom Inc.[1]	176,979	3,836,905
Powerwave Technologies Inc.[1,2]	327,808	4,422,130
RF Micro Devices Inc.[1]	502,676	4,348,147
Telephone & Data Systems Inc.	453,943	17,903,512
3Com Corp.[1]	1,727,975	8,847,231
UTStarcom Inc.[1,2]	214,667	1,350,255

		71,481,347
TEXTILES – 0.24%
Mohawk Industries Inc.[1]	79,483	6,415,868

		6,415,868
TRANSPORTATION – 2.10%
Alexander & Baldwin Inc.	195,456	9,319,342
CNF Inc.	230,873	11,529,798
Hunt (J.B.) Transport Services Inc.	545,877	11,758,191
Overseas Shipholding Group Inc.	76,072	3,646,131
Swift Transportation Co. Inc.[1]	236,021	5,128,736
Werner Enterprises Inc.	229,361	4,213,362
YRC Worldwide Inc.[1]	256,951	9,779,555

		55,375,115
TRUCKING & LEASING – 0.35%
GATX Corp.	224,578	9,272,826

		9,272,826
WATER – 0.29%
Aqua America Inc.	278,912	7,759,332

		7,759,332

TOTAL COMMON STOCKS (Cost: $2,349,585,277)		2,635,939,648

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 2.76%
CERTIFICATES OF DEPOSIT[3] – 0.07%

Toronto-Dominion Bank
3.94%, 07/10/06	$502,340	502,340
Washington Mutual Bank
4.79%, 05/10/06	502,340	502,340
Wells Fargo Bank N.A.
4.78%, 12/05/06	803,744	803,744

		1,808,424

COMMERCIAL PAPER[3] – 0.59%

Amstel Funding Corp.
4.40%, 05/08/06	502,340	500,189
Aspen Funding Corp.
4.90%, 04/03/06	170,796	170,796
Barton Capital Corp.
4.73%, 05/10/06	401,872	399,919
Bryant Park Funding LLC
4.72%, 04/18/06	539,805	538,743
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	251,170	250,609
CC USA Inc.
4.23%, 04/21/06	301,404	300,767
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	2,511,701	2,506,817
Ebury Finance Ltd.
4.79%, 05/10/06	251,170	249,934
Edison Asset Securitization LLC
4.37%, 05/08/06	502,340	500,206
Galaxy Funding Inc.
4.23%, 04/18/06	288,343	287,835
Giro Funding Corp.
4.76%, 04/24/06	251,170	250,473
Grampian Funding LLC
4.41%, 05/15/06	502,340	499,756
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,413,053	1,409,207
Liberty Street Funding Corp.
4.73%, 04/18/06	251,170	250,675
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,507,021	1,503,655
Nordea North America Inc.
4.16%, 04/04/06	1,054,915	1,054,792
Park Granada LLC
4.75%, 05/05/06	434,836	433,000
Sigma Finance Inc.
4.16%, 04/06/06	602,808	602,599
Solitaire Funding Ltd.
4.75%, 05/10/06	301,404	299,933
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	2,043,721	2,039,522
Thunder Bay Funding Inc.
4.76%, 04/18/06	495,729	494,746
Tulip Funding Corp.
4.80%, 04/28/06	1,004,681	1,001,332

		15,545,505
MEDIUM-TERM NOTES[3] – 0.14%
Dorada Finance Inc.
3.93%, 07/07/06	311,451	311,443
K2 USA LLC
3.94%, 07/07/06	602,808	602,800
Marshall & Ilsley Bank
5.18%, 12/15/06	1,004,681	1,007,105
Sigma Finance Inc.
5.13%, 03/30/07	351,638	351,638
Toronto-Dominion Bank
3.81%, 06/20/06	1,255,851	1,255,877
US Bank N.A.
2.85%, 11/15/06	200,936	198,647

		3,727,510

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	1,204,534	1,204,534

		1,204,534
REPURCHASE AGREEMENTS[3] – 0.40%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,507,641 (collateralized by non-U.S. Government debt securities, value $1,661,929, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,507,021	1,507,021
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,512,733 (collateralized by non-U.S. Government debt securities, value $2,638,287, 3.82% to 6.58%, 4/21/34 to 11/20/35).	2,511,701	2,511,701
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $2,512,716 (collateralized by U.S. Government obligations, value $2,557,248, 4.50% to 5.00%, 4/1/34 to 3/1/36).	2,511,701	2,511,701
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,010,203 (collateralized by non-U.S. Government debt securities, value $2,115,129, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,009,361	2,009,361
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,005,086 (collateralized by U.S. Government obligations, value $1,027,348, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,004,681	1,004,681
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,005,094 (collateralized by non-U.S. Government debt securities, value $1,040,130, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,004,681	1,004,681

		10,549,146
TIME DEPOSITS[3] – 0.16%
Fifth Third Bank
4.84%, 04/03/06	1,128,678	1,128,678
Societe Generale
4.85%, 04/03/06	1,004,681	1,004,681
UBS AG
4.88%, 04/03/06	2,009,361	2,009,361

		4,142,720
VARIABLE & FLOATING RATE NOTES[3] – 1.36%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	2,320,812	2,321,232
American Express Bank
4.74%, 07/19/06	251,170	251,170
American Express Centurion Bank
4.78%, 06/29/06	401,872	401,872
American Express Credit Corp.
4.76%, 02/05/07	301,404	301,622

ASIF Global Financing
4.95%, 05/30/06[6]	1,908,893	1,909,374
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	653,042	653,042
Beta Finance Inc.
4.77%, 05/25/06[6]	703,276	703,266
BMW US Capital LLC
4.72%, 04/16/07[6]	1,004,681	1,004,681
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	80,374	80,374
CC USA Inc.
4.77%, 05/25/06[6]	552,574	552,566
Commodore CDO Ltd.
4.97%, 12/12/06[6]	251,170	251,170
DEPFA Bank PLC
4.92%, 03/15/07	1,004,681	1,004,681
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	1,004,681	1,004,681
Fifth Third Bancorp.
4.78%, 01/23/07[6]	2,009,361	2,009,361
General Electric Capital Corp.
4.79%, 04/09/07	452,106	452,432
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,004,681	1,004,681
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	1,004,681	1,004,681
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	1,051,672	1,051,673
Marshall & Ilsley Bank
4.73%, 02/15/07	552,574	552,574
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	1,507,021	1,507,021
Natexis Banques Populaires
4.73%, 04/13/07[6]	753,510	753,510
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	2,712,637	2,712,738
Northern Rock PLC
4.68%, 02/02/07[6]	1,205,617	1,205,651
Permanent Financing PLC
4.66%, 06/12/06[6]	874,072	874,072
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	1,004,681	1,004,681
Principal Life Income Funding Trusts
4.70%, 05/10/06	753,510	753,513
Sedna Finance Inc.
4.75%, 09/20/06[6]	301,404	301,404
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	1,004,681	1,004,681
Strips III LLC
4.86%, 07/24/06[6]	253,321	253,321
SunTrust Bank
4.62%, 04/28/06	1,507,021	1,507,021
Toyota Motor Credit Corp.
4.81%, 04/10/06	452,106	452,106
UniCredito Italiano SpA
4.84%, 06/14/06	1,306,085	1,305,993
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	1,004,681	1,004,681
US Bank N.A.
4.75%, 09/29/06	452,106	452,048
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	1,836,008	1,836,008

Wells Fargo & Co.
4.74%, 03/15/07[6]	502,340	502,375
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	502,340	502,320
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	602,808	602,815
Wind Master Trust
4.82%, 08/25/06[6]	104,015	104,015
Winston Funding Ltd.
4.68%, 04/23/06[6]	717,342	717,342

		35,872,449

TOTAL SHORT-TERM INVESTMENTS (Cost: $72,850,288)		72,850,288

TOTAL INVESTMENTS IN SECURITIES – 102.71% (Cost: $2,422,435,565)		2,708,789,936
Other Assets, Less Liabilities – (2.71)%		(71,411,185)

NET ASSETS – 100.00%		$2,637,378,751

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.28%
ADVERTISING – 0.33%
ADVO Inc.	268,443	$8,590,175
Ventiv Health Inc.[1]	235,458	7,821,915

		16,412,090
AEROSPACE & DEFENSE – 1.83%
AAR Corp.[1]	302,679	8,620,298
Armor Holdings Inc.[1]	253,263	14,762,700
Curtiss-Wright Corp.	186,153	12,323,329
EDO Corp.	125,632	3,875,747
Esterline Technologies Corp.[1]	216,187	9,241,994
GenCorp Inc.[1,2]	470,633	9,671,508
Kaman Corp.	203,730	5,125,847
Moog Inc. Class A1	313,199	11,115,433
Teledyne Technologies Inc.[1]	289,101	10,291,996
Triumph Group Inc.[1]	135,586	6,001,036

		91,029,888
AGRICULTURE – 0.26%
Alliance One International Inc.	742,404	3,608,083
Delta & Pine Land Co.	305,006	9,198,981

		12,807,064
AIRLINES – 0.41%
Frontier Airlines Inc.[1]	308,727	2,377,198
Mesa Air Group Inc.[1]	297,850	3,407,404
SkyWest Inc.	493,954	14,458,034

		20,242,636
APPAREL – 1.48%
Ashworth Inc.[1]	121,719	1,208,670
Gymboree Corp.[1]	269,812	7,025,904
Kellwood Co.	218,526	6,859,531
K-Swiss Inc. Class A	221,692	6,681,797
Oxford Industries Inc.	124,545	6,367,986
Phillips-Van Heusen Corp.	314,485	12,016,472
Quiksilver Inc.[1]	1,009,274	13,988,538
Russell Corp.	281,864	3,889,723
Stride Rite Corp.	313,137	4,534,224
Wolverine World Wide Inc.	485,716	10,748,895

		73,321,740
AUTO MANUFACTURERS – 0.99%
A.S.V. Inc.[1,2]	151,080	4,867,798
Oshkosh Truck Corp.	627,909	39,081,056
Wabash National Corp.	265,172	5,237,147

		49,186,001

AUTO PARTS & EQUIPMENT – 0.09%
Standard Motor Products Inc.	100,425	891,774
Superior Industries International Inc.[2]	194,980	3,774,813

		4,666,587
BANKS – 5.56%
Boston Private Financial Holdings Inc.	299,326	10,114,226
Central Pacific Financial Corp.	259,140	9,515,621
Chittenden Corp.	400,437	11,600,660
Community Bank System Inc.	255,119	5,696,807
East West Bancorp Inc.	510,195	19,668,017
First BanCorp (Puerto Rico)	688,588	8,510,948
First Commonwealth Financial Corp.	601,250	8,814,325
First Midwest Bancorp Inc.	420,480	15,376,954
First Republic Bank	195,571	7,396,495
Fremont General Corp.	558,545	12,042,230
Glacier Bancorp Inc.	267,403	8,302,863
Gold Banc Corp Inc.	322,979	5,916,975
Hanmi Financial Corp.	335,652	6,061,875
Irwin Financial Corp.	152,920	2,955,944
Nara Bancorp Inc.	169,355	2,972,180
PrivateBancorp Inc.[2]	149,566	6,205,493
Prosperity Bancshares Inc.[2]	212,824	6,429,413
Provident Bankshares Corp.	280,888	10,238,368
Republic Bancorp Inc.	640,323	7,709,489
South Financial Group Inc. (The)	637,097	16,660,087
Sterling Bancshares Inc.	386,816	6,982,029
Susquehanna Bancshares Inc.	399,873	10,304,727
TrustCo Bank Corp. NY2	637,887	7,763,085
UCBH Holdings Inc.	795,033	15,042,024
Umpqua Holdings Corp.	380,135	10,833,847
United Bancshares Inc.	316,700	12,120,109
Whitney Holding Corp.	540,262	19,157,691
Wintrust Financial Corp.	201,989	11,749,700

		276,142,182
BEVERAGES – 0.35%
Hansen Natural Corp.[1,2]	107,906	13,601,551
Peet’s Coffee & Tea Inc.[1,2]	119,519	3,585,570

		17,187,121
BIOTECHNOLOGY – 0.51%
ArQule Inc.[1]	300,244	1,723,401
Cambrex Corp.	227,278	4,441,012
CryoLife Inc.[1]	187,536	825,158
Enzo Biochem Inc.[1]	234,063	3,159,851
Integra LifeSciences Holdings Corp.[1]	148,185	6,072,621
Regeneron Pharmaceuticals Inc.[1]	377,884	6,284,211
Savient Pharmaceuticals Inc.[1]	523,573	2,790,644

		25,296,898
BUILDING MATERIALS – 1.47%
Apogee Enterprises Inc.	237,014	4,000,796
Drew Industries Inc.[1]	127,782	4,542,650
ElkCorp	154,787	5,224,061
Lennox International Inc.	484,091	14,454,957
NCI Building Systems Inc.[1,2]	174,701	10,441,879
Simpson Manufacturing Co. Inc.	313,888	13,591,350
Texas Industries Inc.	197,033	11,918,526
Universal Forest Products Inc.	138,934	8,820,920

		72,995,139
CHEMICALS – 1.31%
Arch Chemicals Inc.	203,811	6,195,854

Fuller (H.B.) Co.	249,175	12,792,644
Georgia Gulf Corp.	291,738	7,582,271
MacDermid Inc.	214,832	6,906,849
OM Group Inc.[1]	249,769	5,744,687
OMNOVA Solutions Inc.[1]	353,524	2,163,567
Penford Corp.	76,340	1,227,547
PolyOne Corp.[1]	783,356	7,300,878
Quaker Chemical Corp.	83,606	1,818,430
Schulman (A.) Inc.	262,569	6,498,583
Tronox Inc. Class B1	343,987	5,844,339
Wellman Inc.	146,091	929,139

		65,004,788
COAL – 0.48%
Massey Energy Co.	656,130	23,666,609

		23,666,609
COMMERCIAL SERVICES – 3.87%
Aaron Rents Inc.	383,830	10,428,661
ABM Industries Inc.	328,258	6,292,706
Administaff Inc.	196,083	10,659,072
Arbitron Inc.	264,797	8,955,435
Bowne & Co. Inc.	280,283	4,672,318
CDI Corp.	106,374	3,060,380
Central Parking Corp.	152,606	2,441,696
Chemed Corp.	219,851	13,045,958
Coinstar Inc.[1]	236,682	6,132,431
Consolidated Graphics Inc.[1]	100,263	5,225,708
CPI Corp.	45,656	931,382
Cross Country Healthcare Inc.[1]	178,030	3,446,661
Gevity HR Inc.	225,927	5,526,174
Healthcare Services Group Inc.[2]	230,569	4,924,954
Heidrick & Struggles International Inc.[1]	158,344	5,744,720
Hooper Holmes Inc.	559,475	1,616,883
iPayment Holdings Inc.[1]	110,278	4,725,412
Labor Ready Inc.[1]	462,002	11,064,948
Live Nation Inc.[1]	577,019	11,448,057
MAXIMUS Inc.	162,895	5,860,962
Midas Inc.[1]	107,178	2,343,983
NCO Group Inc.[1]	274,122	6,510,397
On Assignment Inc.[1]	219,118	2,405,916
PAREXEL International Corp.[1]	226,321	5,983,927
Pre-Paid Legal Services Inc.[2]	86,979	3,086,015
Rewards Network Inc.[1]	179,833	1,431,471
SFBC International Inc.[1,2]	157,171	3,831,829
SOURCECORP Inc.[1]	132,835	3,202,652
Spherion Corp.[1]	508,180	5,285,072
StarTek Inc.	96,124	2,264,681
Universal Technical Institute Inc.[1]	195,993	5,899,389
Vertrue Inc.[1]	82,397	3,444,195
Viad Corp.	191,056	6,549,400
Volt Information Sciences Inc.[1]	69,658	2,128,748
Watson Wyatt Worldwide Inc.	360,473	11,744,210

		192,316,403
COMPUTERS – 2.36%
Agilysys Inc.	260,077	3,916,760
CACI International Inc. Class A1	257,613	16,938,055
Carreker Corp.[1]	182,609	1,174,176
Catapult Communications Corp.[1]	87,861	1,168,551
CIBER Inc.[1]	465,515	2,969,986
FactSet Research Systems Inc.	289,262	12,828,770
Hutchinson Technology Inc.[1]	218,219	6,583,667

Komag Inc.[1]	257,559	12,259,808
Kronos Inc.[1]	272,034	10,171,351
Manhattan Associates Inc.[1]	235,844	5,188,568
Mercury Computer Systems Inc.[1]	179,690	2,910,978
MICROS Systems Inc.[1]	333,785	15,377,475
MTS Systems Corp.	164,430	6,878,107
Radiant Systems Inc.[1]	202,088	2,732,230
RadiSys Corp.[1]	176,390	3,501,341
Synaptics Inc.[1]	211,533	4,651,611
TALX Corp.	273,256	7,782,331

		117,033,765
DISTRIBUTION & WHOLESALE – 1.95%
Bell Microproducts Inc.[1]	256,101	1,577,582
Brightpoint Inc.[1]	355,438	11,039,904
Building Materials Holdings Corp.	246,384	8,781,126
LKQ Corp.[1]	392,835	8,174,896
Owens & Minor Inc.	340,803	11,168,114
ScanSource Inc.[1,2]	108,671	6,564,815
SCP Pool Corp.	448,797	21,053,067
United Stationers Inc.[1]	269,605	14,316,025
Watsco Inc.	202,430	14,382,651

		97,058,180
DIVERSIFIED FINANCIAL SERVICES – 1.14%
Financial Federal Corp.	230,728	6,760,330
Investment Technology Group Inc.[1]	360,340	17,944,932
LaBranche & Co. Inc.[1,2]	516,554	8,166,719
Piper Jaffray Companies Inc.[1]	176,979	9,733,845
Portfolio Recovery Associates Inc.[1]	135,220	6,332,353
SWS Group Inc.	135,277	3,537,494
World Acceptance Corp.[1]	156,218	4,280,373

		56,756,046
ELECTRIC – 1.24%
ALLETE Inc.	257,470	11,998,102
Avista Corp.	414,248	8,554,221
Central Vermont Public Service Corp.	104,980	2,226,626
CH Energy Group Inc.	115,497	5,543,856
Cleco Corp.	425,600	9,503,648
El Paso Electric Co.[1]	409,040	7,788,122
Green Mountain Power Corp.	44,920	1,297,739
UIL Holdings Corp.	110,378	5,778,288
UniSource Energy Corp.	297,747	9,081,283

		61,771,885
ELECTRICAL COMPONENTS & EQUIPMENT – 0.85%
Advanced Energy Industries Inc.[1]	249,508	3,525,548
Artesyn Technologies Inc.[1]	344,152	3,768,464
Belden CDT Inc.[2]	370,174	10,079,838
C&D Technologies Inc.	217,555	2,010,208
Greatbatch Inc.[1]	184,428	4,040,817
Intermagnetics General Corp.[1]	328,470	8,228,174
Littelfuse Inc.[1]	190,213	6,491,970
Magnetek Inc.[1]	247,433	982,309
Vicor Corp.	164,736	3,250,241

		42,377,569
ELECTRONICS – 4.38%
Analogic Corp.	117,926	7,806,701
Bel Fuse Inc. Class B	99,787	3,495,539
Benchmark Electronics Inc.[1]	363,330	13,933,706
Brady Corp. Class A	418,206	15,665,997

Checkpoint Systems Inc.[1]	330,713	8,889,565
Coherent Inc.[1]	264,917	9,301,236
CTS Corp.	305,686	4,090,079
Cubic Corp.	132,402	3,169,704
Cymer Inc.[1]	304,888	13,854,111
Daktronics Inc.	133,820	4,884,430
Dionex Corp.[1]	171,943	10,571,056
Electro Scientific Industries Inc.[1]	245,728	5,437,961
FEI Co.[1]	213,732	4,242,580
FLIR Systems Inc.[1,2]	589,425	16,745,564
Itron Inc.[1]	212,907	12,742,484
Keithley Instruments Inc.	121,713	1,869,512
Methode Electronics Inc.	318,121	3,464,338
Park Electrochemical Corp.	171,327	5,054,146
Paxar Corp.[1]	313,417	6,133,571
Photon Dynamics Inc.[1]	145,250	2,723,437
Planar Systems Inc.[1,2]	128,587	2,175,692
Rogers Corp.[1]	138,699	7,556,322
SBS Technologies Inc.[1]	132,759	2,150,696
Sonic Solutions Inc.[1]	215,900	3,909,949
Technitrol Inc.	345,333	8,281,085
Trimble Navigation Ltd.[1]	463,577	20,884,144
Watts Water Technologies Inc. Class A	216,762	7,877,131
Woodward Governor Co.	252,522	8,396,356
X-Rite Inc.	158,663	2,107,045

		217,414,137
ENERGY - ALTERNATE SOURCES – 0.29%
Headwaters Inc.[1,2]	359,623	14,309,399

		14,309,399
ENGINEERING & CONSTRUCTION – 1.10%
EMCOR Group Inc.[1]	265,748	13,197,046
Insituform Technologies Inc. Class A1	230,096	6,120,554
Shaw Group Inc. (The)[1]	676,370	20,561,648
URS Corp.[1]	367,867	14,806,647

		54,685,895
ENTERTAINMENT – 0.44%
Pinnacle Entertainment Inc.[1]	401,127	11,299,748
Shuffle Master Inc.[1,2]	296,563	10,599,162

		21,898,910
ENVIRONMENTAL CONTROL – 0.76%
Aleris International Inc.[1]	265,396	12,757,586
Tetra Tech Inc.[1]	487,570	9,307,711
Waste Connections Inc.[1]	395,856	15,759,027

		37,824,324
FOOD – 2.02%
American Italian Pasta Co. Class A2	156,801	981,574
Corn Products International Inc.	631,160	18,663,401
Flowers Foods Inc.	446,409	13,258,347
Great Atlantic & Pacific Tea Co.[1]	153,742	5,370,208
Hain Celestial Group Inc.[1]	324,611	8,501,562
J&J Snack Foods Corp.	115,474	3,878,772
Lance Inc.	256,687	5,775,457
Nash Finch Co.	112,694	3,369,551
Performance Food Group Co.[1]	292,055	9,109,195
Ralcorp Holdings Inc.[1]	246,180	9,367,149
Sanderson Farms Inc.	121,858	2,729,619
TreeHouse Foods Inc.[1]	264,887	7,032,750
United Natural Foods Inc.[1,2]	358,230	12,527,303

		100,564,888

FOREST PRODUCTS & PAPER – 0.60%
Buckeye Technologies Inc.[1]	282,208	2,553,982
Caraustar Industries Inc.[1]	245,410	2,525,269
Deltic Timber Corp.	105,177	6,373,726
Neenah Paper Inc.	125,810	4,120,277
Pope & Talbot Inc.	140,970	958,596
Rock-Tenn Co. Class A	267,144	4,004,489
Schweitzer-Mauduit International Inc.	131,628	3,159,072
Wausau Paper Corp.	437,032	6,192,743

		29,888,154
GAS – 2.79%
Atmos Energy Corp.	690,480	18,180,338
Cascade Natural Gas Corp.	97,098	1,912,831
Energen Corp.	625,191	21,881,685
Laclede Group Inc. (The)	181,334	6,241,516
New Jersey Resources Corp.	235,891	10,674,068
Northwest Natural Gas Co.	235,016	8,340,718
Piedmont Natural Gas Co.[2]	651,519	15,629,941
South Jersey Industries Inc.	247,232	6,742,017
Southern Union Co.	834,653	20,724,434
Southwest Gas Corp.	337,934	9,445,255
UGI Corp.	896,515	18,889,571

		138,662,374
HAND & MACHINE TOOLS – 0.39%
Baldor Electric Co.	239,800	8,122,026
Regal-Beloit Corp.	261,600	11,057,832

		19,179,858
HEALTH CARE - PRODUCTS – 5.83%
American Medical Systems Holdings Inc.[1]	594,979	13,387,027
ArthroCare Corp.[1,2]	214,153	10,240,796
BioLase Technology Inc.[2]	198,916	1,899,648
Biosite Inc.[1]	148,438	7,708,385
CONMED Corp.[1]	238,960	4,576,084
Cooper Companies Inc.	379,672	20,513,678
Cyberonics Inc.[1]	186,548	4,807,342
Datascope Corp.	105,298	4,165,589
Diagnostic Products Corp.	200,720	9,560,294
DJ Orthopedics Inc.[1]	189,072	7,517,503
Haemonetics Corp.[1]	227,135	11,531,644
Hologic Inc.[1]	386,911	21,415,524
ICU Medical Inc.[1]	120,749	4,369,906
IDEXX Laboratories Inc.[1]	271,731	23,466,689
Immucor Inc.[1]	379,451	10,886,449
Invacare Corp.	270,283	8,394,990
Kensey Nash Corp.[1]	85,453	2,443,956
Laserscope[1,2]	170,823	4,039,964
LCA-Vision Inc.	175,986	8,818,658
Mentor Corp.	326,479	14,792,763
Merit Medical Systems Inc.[1]	231,127	2,775,835
Osteotech Inc.[1]	145,926	639,156
PolyMedica Corp.	196,341	8,317,005
Possis Medical Inc.[1]	147,165	1,495,196
ResMed Inc.[1]	641,100	28,195,578
Respironics Inc.[1]	618,483	24,065,174
SurModics Inc.[1,2]	132,785	4,695,278
Sybron Dental Specialties Inc.[1]	345,650	14,254,606
Viasys Healthcare Inc.[1]	269,840	8,116,787
Vital Sign Inc.	48,334	2,654,987

		289,746,491

HEALTH CARE - SERVICES – 2.77%
Amedisys Inc.[1,2]	134,664	4,679,574
AMERIGROUP Corp.[1]	439,582	9,248,805
AmSurg Corp.[1]	252,913	5,738,596
Centene Corp.[1]	367,162	10,710,116
Genesis HealthCare Corp.[1]	165,521	7,272,993
Gentiva Health Services Inc.[1]	222,239	4,046,972
Healthways Inc.[1]	292,501	14,900,001
Matria Healthcare Inc.[1]	177,826	6,750,275
Odyssey Healthcare Inc.[1]	293,781	5,055,971
Pediatrix Medical Group Inc.[1]	205,824	21,125,775
RehabCare Group Inc.[1]	143,310	2,701,393
Sierra Health Services Inc.[1]	442,195	17,997,336
Sunrise Senior Living Inc.[1]	354,539	13,816,385
United Surgical Partners International Inc.[1,2]	378,408	13,399,427

		137,443,619
HOME BUILDERS – 1.95%
Champion Enterprises Inc.[1]	650,111	9,725,661
Coachmen Industries Inc.	121,755	1,385,572
Fleetwood Enterprises Inc.[1,2]	543,427	6,070,080
M/I Homes Inc.	104,727	4,922,169
Meritage Homes Corp.[1]	196,238	10,785,240
Monaco Coach Corp.[2]	226,640	3,036,976
NVR Inc.[1]	41,214	30,455,085
Skyline Corp.	58,137	2,405,709
Standard-Pacific Corp.	585,462	19,683,232
Winnebago Industries Inc.[2]	279,708	8,486,341

		96,956,065
HOME FURNISHINGS – 0.47%
Audiovox Corp. Class A1	158,458	1,891,989
Bassett Furniture Industries Inc.	100,245	1,999,888
Ethan Allen Interiors Inc.	281,668	11,835,689
La-Z-Boy Inc.[2]	440,625	7,490,625

		23,218,191
HOUSEHOLD PRODUCTS & WARES – 0.80%
CNS Inc.	121,162	2,609,829
Fossil Inc.[1,2]	398,151	7,397,646
Harland (John H.) Co.	240,002	9,432,079
Playtex Products Inc.[1]	540,597	5,660,051
Russ Berrie & Co. Inc.	102,141	1,552,543
Spectrum Brands Inc.[1,2]	320,081	6,952,159
Standard Register Co. (The)	108,627	1,683,718
WD-40 Co.	142,237	4,388,011

		39,676,036
HOUSEWARES – 0.41%
Libbey Inc.	118,826	841,288
National Presto Industries Inc.	40,273	1,980,223
Toro Co.	369,657	17,651,122

		20,472,633
INSURANCE – 2.84%
Delphi Financial Group Inc. Class A	244,713	12,634,532
Hilb, Rogal & Hobbs Co.	308,760	12,727,087
Infinity Property & Casualty Corp.	176,513	7,367,653
LandAmerica Financial Group Inc.	147,654	10,018,324
Philadelphia Consolidated Holding Corp.[1]	472,217	16,121,488
Presidential Life Corp.	182,937	4,648,429

ProAssurance Corp.[1]	265,293	13,795,236
RLI Corp.	183,666	10,524,062
SCPIE Holdings Inc.[1]	85,971	2,106,290
Selective Insurance Group Inc.	242,703	12,863,259
Stewart Information Services Corp.	155,049	7,299,707
UICI	295,921	10,946,118
United Fire & Casualty Co.[2]	144,772	4,762,999
Zenith National Insurance Corp.	317,937	15,302,308

		141,117,492
INTERNET – 1.38%
Blue Coat Systems Inc.[1]	123,616	2,687,412
Digital Insight Corp.[1]	294,200	10,708,880
InfoSpace Inc.[1]	235,695	6,587,675
Internet Security Systems Inc.[1]	328,011	7,865,704
j2 Global Communications Inc.[1,2]	211,265	9,929,455
MIVA Inc.[1]	236,914	966,609
Napster Inc.[1]	377,239	1,275,068
PC-Tel Inc.[1]	183,001	1,742,170
Secure Computing Corp.[1]	457,954	5,284,789
WebEx Communications Inc.[1,2]	296,844	9,994,737
Websense Inc.[1]	410,105	11,310,696

		68,353,195
IRON & STEEL – 1.64%
Carpenter Technology Corp.	187,877	17,758,134
Chaparral Steel Co.[1]	194,726	12,641,612
Cleveland-Cliffs Inc.[2]	187,740	16,355,909
Material Sciences Corp.[1]	109,795	1,326,324
Reliance Steel & Aluminum Co.	268,102	25,180,140
Ryerson Inc.	215,048	5,754,684
Steel Technologies Inc.	95,422	2,318,755

		81,335,558
LEISURE TIME – 0.90%
Arctic Cat Inc.	108,990	2,622,299
Bally Total Fitness Holding Corp.[1,2]	291,639	2,732,657
K2 Inc.[1]	399,434	5,012,897
Multimedia Games Inc.[1]	229,845	3,420,094
Nautilus Inc.[2]	284,694	4,256,175
Pegasus Solutions Inc.[1]	151,638	1,426,914
Polaris Industries Inc.	354,547	19,344,084
WMS Industries Inc.[1]	193,643	5,828,654

		44,643,774
LODGING – 0.33%
Aztar Corp.[1]	306,426	12,866,828
Marcus Corp.	188,771	3,765,981

		16,632,809
MACHINERY – 3.18%
Albany International Corp. Class A	271,099	10,326,161
Applied Industrial Technologies Inc.	208,710	9,308,466
Astec Industries Inc.[1]	149,170	5,355,203
Briggs & Stratton Corp.	442,131	15,638,173
Cognex Corp.	399,685	11,846,663
Gardner Denver Inc.[1]	221,646	14,451,319
Gerber Scientific Inc.[1]	191,521	1,980,327
IDEX Corp.	451,701	23,565,241
JLG Industries Inc.	900,082	27,713,525
Lindsay Manufacturing Co.	98,596	2,670,966
Manitowoc Co. Inc. (The)	259,335	23,638,385
Robbins & Myers Inc.	99,839	2,156,522

Stewart & Stevenson Services Inc.	249,468	9,100,593

		157,751,544
MANUFACTURING – 2.00%
Acuity Brands Inc.	382,826	15,313,040
AptarGroup Inc.	300,237	16,588,094
Barnes Group Inc.	150,255	6,085,328
Ceradyne Inc.[1]	225,954	11,275,105
CLARCOR Inc.	440,334	15,675,890
EnPro Industries Inc.[1]	185,065	6,347,730
Griffon Corp.[1]	215,728	5,358,684
Lydall Inc.[1]	137,344	1,325,370
Myers Industries Inc.	266,594	4,262,838
Smith (A.O.) Corp.	171,774	9,069,667
Standex International Corp.	95,182	3,013,462
Sturm Ruger & Co. Inc.	184,693	1,473,850
Tredegar Corp.	237,121	3,772,595

		99,561,653
MEDIA – 0.09%
4Kids Entertainment Inc.[1]	108,426	1,863,843
Nelson (Thomas) Inc.	93,729	2,741,573

		4,605,416
METAL FABRICATE & HARDWARE – 1.63%
Castle (A.M.) & Co.	83,161	2,453,250
Commercial Metals Co.	499,197	26,702,048
Kaydon Corp.	240,223	9,695,400
Lawson Products Inc.	39,015	1,597,274
Mueller Industries Inc.	312,859	11,165,938
NS Group Inc.[1]	191,059	8,794,446
Quanex Corp.	214,829	14,314,056
Valmont Industries Inc.	140,046	5,887,534
Wolverine Tube Inc.[1]	126,592	508,900

		81,118,846
MINING – 0.56%
AMCOL International Corp.	187,690	5,405,472
Brush Engineered Materials Inc.[1]	164,118	3,241,331
Century Aluminum Co.[1,2]	194,648	8,262,808
RTI International Metals Inc.[1]	196,637	10,785,539

		27,695,150
OFFICE & BUSINESS EQUIPMENT – 0.15%
Global Imaging Systems Inc.[1,2]	198,734	7,547,917

		7,547,917
OFFICE FURNISHINGS – 0.11%
Interface Inc. Class A1	408,672	5,643,760

		5,643,760
OIL & GAS – 3.58%
Atwood Oceanics Inc.[1]	114,701	11,585,948
Cabot Oil & Gas Corp.	414,706	19,876,859
Cimarex Energy Co.	706,605	30,567,732
Frontier Oil Corp.	479,404	28,452,627
Penn Virginia Corp.	158,750	11,271,250
Petroleum Development Corp.[1]	138,612	6,287,440
Remington Oil & Gas Corp.[1]	200,833	8,680,002
St. Mary Land & Exploration Co.	482,577	19,703,619
Stone Energy Corp.[1]	231,992	10,237,807
Swift Energy Co.[1,2]	244,595	9,162,529
Unit Corp.[1]	394,605	21,999,229

		177,825,042

OIL & GAS SERVICES – 3.33%
CARBO Ceramics Inc.	170,367	9,695,586
Dril-Quip Inc.[1]	68,769	4,872,284
Helix Energy Solutions Group Inc.[1]	663,166	25,133,991
Hydril Co. LP1	167,933	13,090,377
Input/Output Inc.[1,2]	598,125	5,807,794
Lone Star Technologies Inc.[1]	261,554	14,492,707
Lufkin Industries Inc.	124,665	6,911,428
Maverick Tube Corp.[1]	367,727	19,485,854
Oceaneering International Inc.[1]	228,133	13,072,021
SEACOR Holdings Inc.[1]	177,231	14,036,695
Tetra Technologies Inc.[1]	296,128	13,929,861
Veritas DGC Inc.[1]	303,533	13,777,363
W-H Energy Services Inc.[1]	250,275	11,134,735

		165,440,696
PACKAGING & CONTAINERS – 0.05%
Chesapeake Corp.	169,284	2,349,662

		2,349,662
PHARMACEUTICALS – 1.09%
Alpharma Inc. Class A	356,230	9,554,089
Bradley Pharmaceuticals Inc.[1,2]	130,084	1,934,349
Connetics Corp.[1]	285,984	4,841,709
First Horizon Pharmaceutical Corp.[1]	239,582	6,039,862
MGI Pharma Inc.[1]	661,502	11,576,285
Nature’s Sunshine Products Inc.	101,233	1,265,413
NBTY Inc.[1]	476,334	10,727,042
Noven Pharmaceuticals Inc.[1]	201,226	3,624,080
Theragenics Corp.[1]	272,864	862,250
USANA Health Sciences Inc.[1,2]	84,961	3,544,573

		53,969,652
REAL ESTATE INVESTMENT TRUSTS – 3.70%
Acadia Realty Trust	268,745	6,328,945
Colonial Properties Trust	385,449	19,322,558
Commercial Net Lease Realty Inc.	476,787	11,109,137
EastGroup Properties Inc.	187,779	8,908,236
Entertainment Properties Trust	225,246	9,455,827
Essex Property Trust Inc.	194,970	21,199,088
Glenborough Realty Trust Inc.	296,318	6,444,917
Kilroy Realty Corp.	254,011	19,624,890
Lexington Corporate Properties Trust	442,888	9,234,215
LTC Properties Inc.	172,631	4,015,397
New Century Financial Corp.	482,023	22,182,698
Parkway Properties Inc.	120,564	5,266,236
Shurgard Storage Centers Inc. Class A	400,256	26,669,057
Sovran Self Storage Inc.	139,909	7,722,977
Town & Country Trust (The)	149,816	6,081,031

		183,565,209
RETAIL – 8.23%
Brown Shoe Co. Inc.	157,129	8,246,130
Burlington Coat Factory Warehouse Corp.	141,138	6,414,722
Casey’s General Store Inc.	430,221	9,839,154
Cash America International Inc.	250,173	7,510,193
Cato Corp. Class A	265,575	6,336,620
CEC Entertainment Inc.[1]	293,207	9,857,619
Children’s Place Retail Stores Inc. (The)[1]	182,875	10,588,463
Christopher & Banks Corp.	308,018	7,149,098
Cost Plus Inc.[1]	187,959	3,214,099

Dress Barn Inc.[1]	194,122	9,308,150
Finish Line Inc. (The)	366,979	6,036,805
Fred’s Inc.[2]	339,591	4,502,977
Genesco Inc.[1]	194,858	7,578,028
Group 1 Automotive Inc.	180,264	8,569,751
Guitar Center Inc.[1]	224,058	10,687,567
Hancock Fabrics Inc.[2]	160,566	584,460
Haverty Furniture Companies Inc.	191,105	2,742,357
Hibbet Sporting Goods Inc.[1]	305,112	10,065,645
Hot Topic Inc. [1]	382,370	5,544,365
IHOP Corp.	160,145	7,677,351
Insight Enterprises Inc. [1]	409,103	9,004,357
Jack in the Box Inc. [1]	295,166	12,839,721
Jill (J.) Group Inc. (The) [1]	173,173	4,140,566
Jo-Ann Stores Inc. [1,2]	199,988	2,691,838
Jos. A. Bank Clothiers Inc. [1]	127,100	6,094,445
Landry’s Restaurants Inc.[2]	141,664	5,004,989
Lone Star Steakhouse & Saloon Inc.	153,300	4,356,786
Longs Drug Stores Corp.	227,182	10,513,983
MarineMax Inc.[1]	136,192	4,565,156
Men’s Wearhouse Inc. (The)	450,939	16,206,748
O’Charley’s Inc.[1]	195,319	3,605,589
P.F. Chang’s China Bistro Inc.[1,2]	226,201	11,149,447
Panera Bread Co. Class A1,2	267,116	20,081,781
Papa John’s International Inc.[1]	200,743	6,586,378
Pep Boys-Manny, Moe & Jack Inc.	461,557	6,974,126
Rare Hospitality International Inc.[1]	287,312	10,007,077
Red Robin Gourmet Burgers Inc.[1,2]	123,770	5,841,944
Ryan’s Restaurant Group Inc.[1]	359,158	5,207,791
School Specialty Inc.[1]	195,521	6,745,475
Select Comfort Corp.[1]	299,973	11,863,932
Sonic Automotive Inc.	253,545	7,038,409
Sonic Corp.[1]	493,005	17,319,266
Stage Stores Inc.	225,479	6,708,000
Steak n Shake Co. (The)[1]	237,785	5,017,264
Stein Mart Inc.	227,236	3,958,451
Too Inc.[1]	284,549	9,774,258
Tractor Supply Co.[1]	285,247	18,923,286
Triarc Companies Inc. Class B	462,416	8,083,032
Tuesday Morning Corp.	222,152	5,129,490
World Fuel Services Corp.	233,135	9,427,979
Zale Corp.[1]	409,002	11,464,326

		408,779,444
SAVINGS & LOANS – 1.81%
Anchor BanCorp Wisconsin Inc.	156,167	4,733,422
BankAtlantic Bancorp Inc. Class A	382,966	5,510,881
BankUnited Financial Corp. Class A	271,649	7,345,389
Brookline Bancorp Inc.	524,734	8,128,130
Dime Community Bancshares	236,059	3,392,168
Downey Financial Corp.	178,377	12,004,772
Fidelity Bankshares Inc.	190,347	6,401,370
FirstFed Financial Corp.[1]	141,068	8,437,277
Flagstar Bancorp Inc.	297,608	4,493,881
Franklin Bank Corp. (Texas)[1]	190,792	3,668,930
Harbor Florida Bancshares Inc.	165,998	6,286,344
MAF Bancorp Inc.	252,379	11,046,629
Sterling Financial Corp. (Washington)	296,391	8,595,339

		90,044,532
SEMICONDUCTORS – 2.71%
Actel Corp.[1]	216,660	3,453,560
ATMI Inc.[1]	321,270	9,702,354

Axcelis Technologies Inc.[1]	856,501	5,019,096
Brooks Automation Inc.[1]	635,914	9,055,415
Cohu Inc.	192,044	4,075,174
Diodes Inc.[1]	160,981	6,680,712
DSP Group Inc.[1]	243,305	7,058,278
ESS Technology Inc.[1]	301,302	1,000,323
Exar Corp.[1]	302,774	4,323,613
Kopin Corp.[1]	588,007	2,945,915
Kulicke & Soffa Industries Inc.[1]	479,597	4,575,355
Microsemi Corp.[1]	554,585	16,143,969
Pericom Semiconductor Corp.[1]	223,663	2,205,317
Photronics Inc.[1]	352,654	6,615,789
Power Integrations Inc.[1]	251,763	6,238,687
Rudolph Technologies Inc.[1]	202,428	3,451,397
Skyworks Solutions Inc.[1]	1,358,980	9,227,474
Standard Microsystems Corp.[1]	182,574	4,743,273
Supertex Inc.[1]	101,737	3,827,346
Ultratech Inc.[1]	203,432	4,980,015
Varian Semiconductor Equipment Associates Inc.[1]	490,015	13,759,621
Veeco Instruments Inc.[1]	228,647	5,338,907

		134,421,590
SOFTWARE – 4.64%
Altiris Inc.[1]	197,567	4,348,450
ANSYS Inc.[1]	274,511	14,864,771
Avid Technology Inc.[1]	359,531	15,625,217
Captaris Inc.[1]	240,034	1,111,357
Cerner Corp.[1]	528,264	25,066,127
Dendrite International Inc.[1]	369,937	5,049,640
Digi International Inc.[1]	177,486	2,071,262
eFunds Corp.[1]	393,862	10,177,394
Epicor Software Corp.[1]	466,128	6,260,099
EPIQ Systems Inc.[1,2]	117,161	2,226,059
FileNET Corp.[1]	358,331	9,682,104
Global Payments Inc.	567,703	30,093,936
Hyperion Solutions Corp.[1]	508,134	16,565,168
Inter-Tel Inc.	178,582	3,828,798
JDA Software Group Inc.[1]	245,607	3,546,565
Keane Inc.[1]	387,583	6,104,432
ManTech International Corp. Class A1	152,265	5,058,243
MapInfo Corp.[1]	178,609	2,504,098
MRO Software Inc.[1]	185,961	2,967,938
Neoware Inc.[1]	167,987	4,975,775
Open Solutions Inc.[1,2]	169,230	4,621,671
Per-Se Technologies Inc.[1,2]	279,314	7,446,511
Phoenix Technologies Ltd.[1]	212,392	1,440,018
Progress Software Corp.[1]	345,147	10,040,326
Quality Systems Inc.[2]	140,474	4,649,689
SPSS Inc.[1]	143,942	4,557,204
Take-Two Interactive Software Inc.[1,2]	610,780	11,397,155
THQ Inc.[1,2]	544,846	14,106,063

		230,386,070
STORAGE & WAREHOUSING – 0.18%
Mobile Mini Inc.[1,2]	293,196	9,065,620

		9,065,620
TELECOMMUNICATIONS – 1.74%
Adaptec Inc.[1]	971,634	5,373,136
Aeroflex Inc.[1]	638,298	8,763,832
Anixter International Inc.	281,001	13,426,228
Applied Signal Technology Inc.	100,110	1,985,181

Black Box Corp.	148,889	7,154,116
C-COR Inc.[1]	407,887	3,564,932
Commonwealth Telephone Enterprises Inc.	186,165	6,413,384
Comtech Telecommunications Corp.[1]	172,796	5,040,459
Ditech Communications Corp.[1]	275,568	2,879,686
General Communication Inc. Class A1	400,374	4,840,522
Harmonic Inc.[1]	627,025	3,994,149
Intrado Inc.[1]	154,309	4,008,948
NETGEAR Inc.[1]	280,671	5,335,556
Network Equipment Technologies Inc.[1]	209,331	831,044
Novatel Wireless Inc.[1]	250,259	2,239,818
Symmetricom Inc.[1,2]	392,131	3,352,720
Tollgrade Communications Inc.[1]	112,815	1,678,687
Viasat Inc.[1]	193,991	5,557,842

		86,440,240
TEXTILES – 0.19%
Angelica Corp.	79,564	1,632,653
G&K Services Inc. Class A	179,896	7,652,776

		9,285,429
TOYS, GAMES & HOBBIES – 0.16%
JAKKS Pacific Inc.[1]	229,414	6,134,530
Lenox Group Inc.[1]	119,143	1,560,773

		7,695,303
TRANSPORTATION – 2.47%
Arkansas Best Corp.	216,374	8,464,551
Bristow Group Inc.[1]	199,022	6,149,780
EGL Inc.[1]	278,303	12,523,635
Forward Air Corp.	268,145	9,999,127
Heartland Express Inc.	383,697	8,360,758
Hub Group Inc. Class A1	172,117	7,845,093
Kansas City Southern Industries Inc.[1,2]	626,521	15,475,069
Kirby Corp.[1]	224,745	15,307,382
Knight Transportation Inc.[2]	491,054	9,698,317
Landstar System Inc.	503,103	22,196,904
Old Dominion Freight Line Inc.[1]	241,436	6,506,700

		122,527,316
WATER – 0.11%
American States Water Co.	143,058	5,344,647

		5,344,647

TOTAL COMMON STOCKS (Cost: $4,755,914,528)		4,980,361,131

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 4.36%
CERTIFICATES OF DEPOSIT[3] – 0.11%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,494,596	1,494,594
Washington Mutual Bank
4.79%, 05/10/06	1,494,596	1,494,596
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,391,353	2,391,353

		5,380,543

COMMERCIAL PAPER[3] – 0.93%
Amstel Funding Corp.
4.40%, 05/08/06	1,494,596	1,488,202
Aspen Funding Corp.
4.90%, 04/03/06	508,162	508,162
Barton Capital Corp.
4.73%, 05/10/06	1,195,676	1,189,864
Bryant Park Funding LLC
4.72%, 04/18/06	1,606,062	1,602,904
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	747,298	745,629
CC USA Inc.
4.23%, 04/21/06	896,757	894,861
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	7,472,978	7,458,446
Ebury Finance Ltd.
4.79%, 05/10/06	747,298	743,619
Edison Asset Securitization LLC
4.37%, 05/08/06	1,494,596	1,488,246
Galaxy Funding Inc.
4.23%, 04/18/06	857,898	856,386
Giro Funding Corp.
4.76%, 04/24/06	747,298	745,223
Grampian Funding LLC
4.41%, 05/15/06	1,494,596	1,486,906
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	4,204,208	4,192,764
Liberty Street Funding Corp.
4.73%, 04/18/06	747,298	745,825
Mont Blanc Capital Corp.
4.73%, 04/20/06	4,483,787	4,473,772
Nordea North America Inc.
4.16%, 04/04/06	3,138,651	3,138,288
Park Granada LLC
4.75%, 05/05/06	1,293,752	1,288,289
Sigma Finance Inc.
4.16%, 04/06/06	1,793,515	1,792,893
Solitaire Funding Ltd.
4.75%, 05/10/06	896,757	892,379
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	6,080,613	6,068,118
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,474,927	1,472,001
Tulip Funding Corp.
4.80%, 04/28/06	2,989,191	2,979,227

		46,252,004
MEDIUM-TERM NOTES[3] – 0.22%
Dorada Finance Inc.
3.93%, 07/07/06	926,649	926,625
K2 USA LLC
3.94%, 07/07/06	1,793,515	1,793,491
Marshall & Ilsley Bank
5.18%, 12/15/06	2,989,191	2,996,406
Sigma Finance Inc.
5.13%, 03/30/07	1,046,217	1,046,217
Toronto-Dominion Bank
3.81%, 06/20/06	3,736,489	3,736,567
US Bank N.A.
2.85%, 11/15/06	597,838	591,026

		11,090,332

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	3,629,027	3,629,027

		3,629,027
REPURCHASE AGREEMENTS[3] – 0.63%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $4,485,633 (collateralized by non-U.S. Government debt securities, value $4,944,680, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$4,483,787	4,483,787
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $7,476,048 (collateralized by non-U.S. Government debt securities, value $7,849,604, 3.82% to 6.58%, 4/21/34 to 11/20/35).	7,472,978	7,472,978
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $7,475,998 (collateralized by U.S. Government obligations, value $7,608,490, 4.50% to 5.00%, 4/1/34 to 3/1/36).	7,472,978	7,472,978
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $5,980,888 (collateralized by non-U.S. Government debt securities, value $6,293,070, 0.00% to 10.00%, 1/1/08 to 1/1/10).	5,978,382	5,978,382
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $2,990,397 (collateralized by U.S. Government obligations, value $3,056,634, 4.76% to 5.80%, 9/1/15 to 2/1/36).	2,989,191	2,989,191
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,990,419 (collateralized by non-U.S. Government debt securities, value $3,094,662, 0.00% to 6.91%, 4/3/06 to 3/15/32).	2,989,191	2,989,191

		31,386,507
TIME DEPOSITS[3] – 0.25%
Fifth Third Bank
4.84%, 04/03/06	3,358,117	3,358,117
Societe Generale
4.85%, 04/03/06	2,989,191	2,989,191
UBS AG
4.88%, 04/03/06	5,978,382	5,978,382

		12,325,690
VARIABLE & FLOATING RATE NOTES[3] – 2.15%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	6,905,031	6,906,282
American Express Bank
4.74%, 07/19/06	747,298	747,298
American Express Centurion Bank
4.78%, 06/29/06	1,195,676	1,195,676
American Express Credit Corp.
4.76%, 02/05/07	896,757	897,407

ASIF Global Financing
4.95%, 05/30/06[6]	5,679,463	5,680,894
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	1,942,974	1,942,974
Beta Finance Inc.
4.77%, 05/25/06[6]	2,092,434	2,092,403
BMW US Capital LLC
4.72%, 04/16/07[6]	2,989,191	2,989,191
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	239,135	239,135
CC USA Inc.
4.77%, 05/25/06[6]	1,644,055	1,644,031
Commodore CDO Ltd.
4.97%, 12/12/06[6]	747,298	747,298
DEPFA Bank PLC
4.92%, 03/15/07	2,989,191	2,989,191
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	2,989,191	2,989,191
Fifth Third Bancorp.
4.78%, 01/23/07[6]	5,978,382	5,978,382
General Electric Capital Corp.
4.79%, 04/09/07	1,345,136	1,346,105
Hartford Life Global Funding Trusts
4.77%, 02/15/07	2,989,191	2,989,191
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	2,989,191	2,989,191
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	3,129,004	3,129,004
Marshall & Ilsley Bank
4.73%, 02/15/07	1,644,055	1,644,055
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	4,483,787	4,483,787
Natexis Banques Populaires
4.73%, 04/13/07[6]	2,241,893	2,241,893
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	8,070,816	8,071,113
Northern Rock PLC
4.68%, 02/02/07[6]	3,587,029	3,587,131
Permanent Financing PLC
4.66%, 06/12/06[6]	2,600,596	2,600,597
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	2,989,191	2,989,191
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,241,893	2,241,901
Sedna Finance Inc.
4.75%, 09/20/06[6]	896,757	896,757
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	2,989,191	2,989,191
Strips III LLC
4.86%, 07/24/06[6]	753,696	753,696
SunTrust Bank
4.62%, 04/28/06	4,483,787	4,483,787
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,345,136	1,345,136
UniCredito Italiano SpA
4.84%, 06/14/06	3,885,948	3,885,677
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	2,989,191	2,989,191
US Bank N.A.
4.75%, 09/29/06	1,345,136	1,344,963
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	5,462,611	5,462,611
Wells Fargo & Co.
4.74%, 03/15/07[6]	1,494,596	1,494,699

WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	1,494,596	1,494,537
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	1,793,515	1,793,536
Wind Master Trust
4.82%, 08/25/06[6]	309,471	309,471
Winston Funding Ltd.
4.68%, 04/23/06[6]	2,134,282	2,134,282

		106,730,046

TOTAL SHORT-TERM INVESTMENTS (Cost: $216,794,149)		216,794,149

TOTAL INVESTMENTS IN SECURITIES – 104.64% (Cost: $4,972,708,677)		5,197,155,280
Other Assets, Less Liabilities – (4.64)%		(230,561,510)

NET ASSETS – 100.00%		$4,966,593,770

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

17

Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.05%
ADVERTISING – 0.47%
ADVO Inc.	166,101	$5,315,232
Ventiv Health Inc.[1]	47,943	1,592,666

		6,907,898
AEROSPACE & DEFENSE – 1.77%
Armor Holdings Inc.[1]	75,091	4,377,054
Curtiss-Wright Corp.	114,947	7,609,491
EDO Corp.	42,854	1,322,046
GenCorp Inc.[1,2]	290,454	5,968,830
Moog Inc. Class A1	90,871	3,225,012
Teledyne Technologies Inc.[1]	103,491	3,684,280

		26,186,713
AGRICULTURE – 0.38%
Delta & Pine Land Co.	188,725	5,691,946

		5,691,946
AIRLINES – 0.43%
Mesa Air Group Inc.[1]	94,420	1,080,165
SkyWest Inc.	179,995	5,268,454

		6,348,619
APPAREL – 1.14%
Gymboree Corp.[1]	61,763	1,608,309
K-Swiss Inc. Class A	137,173	4,134,394
Phillips-Van Heusen Corp.	75,726	2,893,490
Quiksilver Inc.[1]	367,785	5,097,500
Wolverine World Wide Inc.	137,908	3,051,904

		16,785,597
AUTO MANUFACTURERS – 1.09%
A.S.V. Inc.[1,2]	93,481	3,011,958
Oshkosh Truck Corp.	209,561	13,043,077

		16,055,035
BANKS – 4.82%
Boston Private Financial Holdings Inc.	107,155	3,620,767
Central Pacific Financial Corp.	75,358	2,767,146
East West Bancorp Inc.	315,289	12,154,391
First Midwest Bancorp Inc.	106,494	3,894,486
First Republic Bank	60,501	2,288,148
Fremont General Corp.	344,888	7,435,785
Glacier Bancorp Inc.	89,343	2,774,100
Gold Banc Corp Inc.	91,805	1,681,868
Hanmi Financial Corp.	134,990	2,437,919
Irwin Financial Corp.	45,094	871,667
Nara Bancorp Inc.	104,977	1,842,346
PrivateBancorp Inc.[2]	92,545	3,839,692
Prosperity Bancshares Inc.	94,761	2,862,730

Sterling Bancshares Inc.	124,483	2,246,918
UCBH Holdings Inc.	491,114	9,291,877
Umpqua Holdings Corp.	136,104	3,878,964
Wintrust Financial Corp.	124,717	7,254,788

		71,143,592
BEVERAGES – 0.72%
Hansen Natural Corp.[1,2]	66,638	8,399,720
Peet’s Coffee & Tea Inc.[1,2]	73,952	2,218,560

		10,618,280
BIOTECHNOLOGY – 0.42%
ArQule Inc.[1]	86,398	495,925
CryoLife Inc.[1]	46,787	205,863
Enzo Biochem Inc.[1]	77,930	1,052,055
Integra LifeSciences Holdings Corp.[1,2]	91,690	3,757,456
Savient Pharmaceuticals Inc.[1]	121,841	649,413

		6,160,712
BUILDING MATERIALS – 0.92%
Drew Industries Inc.[1]	19,037	676,765
ElkCorp	51,859	1,750,241
Simpson Manufacturing Co. Inc.	193,862	8,394,225
Universal Forest Products Inc.	42,981	2,728,864

		13,550,095
CHEMICALS – 0.24%
MacDermid Inc.	58,597	1,883,894
OM Group Inc.[1]	72,629	1,670,467

		3,554,361
COAL – 0.38%
Massey Energy Co.	154,087	5,557,918

		5,557,918
COMMERCIAL SERVICES – 3.08%
Aaron Rents Inc.	101,873	2,767,889
Administaff Inc.	48,413	2,631,731
Arbitron Inc.	163,845	5,541,238
Coinstar Inc.[1]	146,448	3,794,468
Cross Country Healthcare Inc.[1]	69,436	1,344,281
Gevity HR Inc.	33,420	817,453
Healthcare Services Group Inc.[2]	60,082	1,283,352
Heidrick & Struggles International Inc.[1]	32,440	1,176,923
iPayment Holdings Inc.[1]	68,235	2,923,870
Labor Ready Inc.[1]	145,453	3,483,599
Live Nation Inc.[1]	99,730	1,978,643
MAXIMUS Inc.	60,472	2,175,783
Midas Inc.[1]	21,084	461,107
On Assignment Inc.[1]	46,324	508,638
PAREXEL International Corp.[1]	46,341	1,225,256
Pre-Paid Legal Services Inc.[2]	53,910	1,912,727
Rewards Network Inc.[1]	55,754	443,802
SFBC International Inc.[1,2]	97,250	2,370,955
Universal Technical Institute Inc.[1]	54,616	1,643,942
Vertrue Inc.[1]	50,983	2,131,089
Watson Wyatt Worldwide Inc.	151,345	4,930,820

		45,547,566
COMPUTERS – 3.62%
CACI International Inc. Class A1	159,163	10,464,967
Carreker Corp.[1]	49,117	315,822
Catapult Communications Corp.[1]	36,259	482,245

FactSet Research Systems Inc.	178,630	7,922,241
Komag Inc.[1]	159,045	7,570,542
Kronos Inc.[1]	167,901	6,277,818
Manhattan Associates Inc.[1]	145,929	3,210,438
Mercury Computer Systems Inc.[1]	110,847	1,795,721
MICROS Systems Inc.[1]	113,402	5,224,430
MTS Systems Corp.	44,771	1,872,771
Radiant Systems Inc.[1]	45,218	611,347
Synaptics Inc.[1]	130,887	2,878,205
TALX Corp.	169,079	4,815,370

		53,441,917
DISTRIBUTION & WHOLESALE – 1.83%
Building Materials Holdings Corp.[2]	70,123	2,499,184
LKQ Corp.[1]	177,436	3,692,443
ScanSource Inc.[1,2]	67,241	4,062,029
SCP Pool Corp.	277,365	13,011,192
Watsco Inc.	53,763	3,819,861

		27,084,709
DIVERSIFIED FINANCIAL SERVICES – 1.38%
Financial Federal Corp.	92,793	2,718,835
Investment Technology Group Inc.[1]	222,653	11,088,119
Portfolio Recovery Associates Inc.[1]	83,668	3,918,172
World Acceptance Corp.[1]	96,660	2,648,484

		20,373,610
ELECTRICAL COMPONENTS & EQUIPMENT – 0.52%
Greatbatch Inc.[1]	114,115	2,500,260
Intermagnetics General Corp.[1]	123,973	3,105,524
Littelfuse Inc.[1]	42,364	1,445,883
Vicor Corp.	34,687	684,375

		7,736,042
ELECTRONICS – 3.75%
Analogic Corp.	33,572	2,222,466
Bel Fuse Inc. Class B	24,107	844,468
Brady Corp. Class A	103,335	3,870,929
Checkpoint Systems Inc.[1]	86,004	2,311,788
Cymer Inc.[1]	90,384	4,107,049
Daktronics Inc.	82,801	3,022,236
Dionex Corp.[1]	106,131	6,524,934
FEI Co.[1]	67,438	1,338,644
FLIR Systems Inc.[1,2]	364,163	10,345,871
Itron Inc.[1]	67,050	4,012,942
Paxar Corp.[1]	71,743	1,404,011
Photon Dynamics Inc.[1]	34,859	653,606
Rogers Corp.[1]	38,637	2,104,944
Sonic Solutions Inc.[1]	133,649	2,420,383
Trimble Navigation Ltd.[1]	174,757	7,872,803
Woodward Governor Co.	57,806	1,922,049
X-Rite Inc.	33,109	439,688

		55,418,811
ENERGY – ALTERNATE SOURCES – 0.60%
Headwaters Inc.[1,2]	222,129	8,838,513

		8,838,513
ENGINEERING & CONSTRUCTION – 0.89%
Insituform Technologies Inc. Class A1	64,240	1,708,784
Shaw Group Inc. (The)[1]	242,436	7,370,054
URS Corp.[1]	102,255	4,115,764

		13,194,602

ENTERTAINMENT – 0.44%
Shuffle Master Inc.[1,2]	183,064	6,542,707

		6,542,707
ENVIRONMENTAL CONTROL – 0.85%
Tetra Tech Inc.[1]	144,801	2,764,251
Waste Connections Inc.[1]	244,548	9,735,456

		12,499,707
FOOD – 0.89%
J&J Snack Foods Corp.	33,645	1,130,136
Ralcorp Holdings Inc.[1]	102,056	3,883,231
Sanderson Farms Inc.	39,649	888,138
TreeHouse Foods Inc.[1]	91,779	2,436,732
United Natural Foods Inc.[1,2]	137,151	4,796,170

		13,134,407
FOREST PRODUCTS & PAPER – 0.10%
Deltic Timber Corp.	24,117	1,461,490

		1,461,490
GAS – 0.72%
New Jersey Resources Corp.	74,260	3,360,265
Southern Union Co.	294,012	7,300,318

		10,660,583
HEALTH CARE – PRODUCTS – 10.19%
American Medical Systems Holdings Inc.[1]	367,444	8,267,490
ArthroCare Corp.[1,2]	132,187	6,321,182
BioLase Technology Inc.	123,033	1,174,965
Biosite Inc.[1]	91,847	4,769,615
CONMED Corp.[1]	55,918	1,070,830
Cooper Companies Inc.	234,643	12,677,761
Cyberonics Inc.[1]	72,725	1,874,123
Diagnostic Products Corp.	124,197	5,915,503
DJ Orthopedics Inc.[1]	46,791	1,860,410
Haemonetics Corp.[1]	86,949	4,414,401
Hologic Inc.[1]	117,166	6,485,138
ICU Medical Inc.[1]	74,714	2,703,900
IDEXX Laboratories Inc.[1]	167,937	14,503,039
Immucor Inc.[1]	234,242	6,720,403
Invacare Corp.	76,925	2,389,290
Kensey Nash Corp.[1,2]	52,621	1,504,961
Laserscope[1]	52,836	1,249,571
LCA-Vision Inc.	57,710	2,891,848
Mentor Corp.	201,670	9,137,668
Merit Medical Systems Inc.[1]	143,266	1,720,625
PolyMedica Corp.	121,488	5,146,232
Possis Medical Inc.[1]	90,507	919,551
ResMed Inc.[1]	396,224	17,425,931
Respironics Inc.[1]	382,240	14,872,958
SurModics Inc.[1]	82,161	2,905,213
Sybron Dental Specialties Inc.[1]	213,493	8,804,451
Viasys Healthcare Inc.[1]	60,229	1,811,688
Vital Sign Inc.	15,157	832,574

		150,371,321
HEALTH CARE – SERVICES – 5.06%
Amedisys Inc.[1,2]	83,324	2,895,509
AMERIGROUP Corp.[1]	271,995	5,722,775
AmSurg Corp.[1]	156,491	3,550,781
Centene Corp.[1]	226,645	6,611,235

Healthways Inc.[1]	180,684	9,204,043
Matria Healthcare Inc.[1]	45,147	1,713,780
Odyssey Healthcare Inc.[1,2]	181,778	3,128,399
Pediatrix Medical Group Inc.[1]	127,202	13,056,013
RehabCare Group Inc.[1]	47,597	897,203
Sierra Health Services Inc.[1]	273,235	11,120,665
Sunrise Senior Living Inc.[1]	218,980	8,533,651
United Surgical Partners International Inc.[1,2]	233,701	8,275,352

		74,709,406
HOME BUILDERS – 2.33%
Champion Enterprises Inc.[1]	132,395	1,980,629
M/I Homes Inc.	36,307	1,706,429
Meritage Homes Corp.[1]	121,143	6,658,019
NVR Inc.[1]	25,472	18,822,534
Winnebago Industries Inc.[2]	173,071	5,250,974

		34,418,585
HOME FURNISHINGS – 0.20%
Ethan Allen Interiors Inc.[2]	71,302	2,996,110

		2,996,110
HOUSEHOLD PRODUCTS & WARES – 1.01%
CNS Inc.	74,734	1,609,770
Fossil Inc.[1,2]	246,358	4,577,332
Harland (John H.) Co.	98,010	3,851,793
Playtex Products Inc.[1]	143,406	1,501,461
Spectrum Brands Inc.[1]	85,154	1,849,545
WD-40 Co.	48,400	1,493,140

		14,883,041
HOUSEWARES – 0.49%
Toro Co.	150,745	7,198,074

		7,198,074
INSURANCE – 2.22%
Hilb, Rogal & Hobbs Co.	190,668	7,859,335
Philadelphia Consolidated Holding Corp.[1]	291,730	9,959,662
ProAssurance Corp.[1]	88,481	4,601,012
RLI Corp.	69,157	3,962,696
United Fire & Casualty Co.	34,962	1,150,250
Zenith National Insurance Corp.	109,988	5,293,722

		32,826,677
INTERNET – 2.41%
Blue Coat Systems Inc.[1]	36,479	793,053
Digital Insight Corp.[1]	181,609	6,610,568
InfoSpace Inc.[1]	70,088	1,958,960
Internet Security Systems Inc.[1]	202,959	4,866,957
j2 Global Communications Inc.[1,2]	130,394	6,128,518
MIVA Inc.[1]	147,478	601,710
Napster Inc.[1]	73,202	247,423
Secure Computing Corp.[1]	104,849	1,209,957
WebEx Communications Inc.[1,2]	183,210	6,168,681
Websense Inc.[1]	253,186	6,982,870

		35,568,697
IRON & STEEL – 0.34%
Cleveland-Cliffs Inc.[2]	57,995	5,052,524

		5,052,524
LEISURE TIME – 1.28%
Arctic Cat Inc.	29,721	715,087

Multimedia Games Inc.[1,2]	142,246	2,116,620
Nautilus Inc.[2]	176,155	2,633,517
Polaris Industries Inc.	219,094	11,953,769
WMS Industries Inc.[1,2]	48,992	1,474,659

		18,893,652
LODGING – 0.30%
Aztar Corp.[1]	104,079	4,370,277

		4,370,277
MACHINERY – 2.13%
Albany International Corp. Class A	63,583	2,421,876
Cognex Corp.	98,704	2,925,587
Gardner Denver Inc.[1]	56,127	3,659,480
IDEX Corp.	125,621	6,553,648
JLG Industries Inc.	250,322	7,707,414
Lindsay Manufacturing Co.	29,188	790,703
Manitowoc Co. Inc. (The)	81,740	7,450,601

		31,509,309
MANUFACTURING – 1.30%
AptarGroup Inc.	74,194	4,099,219
Ceradyne Inc.[1]	139,494	6,960,751
CLARCOR Inc.	116,967	4,164,025
EnPro Industries Inc.[1]	114,510	3,927,693

		19,151,688
MEDIA – 0.04%
4Kids Entertainment Inc.[1]	36,849	633,434

		633,434
METAL FABRICATE & HARDWARE – 0.22%
NS Group Inc.[1]	39,086	1,799,129
Valmont Industries Inc.	32,929	1,384,335

		3,183,464
MINING – 0.28%
AMCOL International Corp.	58,062	1,672,186
RTI International Metals Inc.[1]	46,125	2,529,956

		4,202,142
OFFICE & BUSINESS EQUIPMENT – 0.20%
Global Imaging Systems Inc.[1]	77,467	2,942,197

		2,942,197
OIL & GAS – 7.18%
Atwood Oceanics Inc.[1]	32,577	3,290,603
Cabot Oil & Gas Corp.	256,292	12,284,076
Cimarex Energy Co.	436,711	18,892,118
Frontier Oil Corp.	296,290	17,584,812
Penn Virginia Corp.	98,012	6,958,852
Petroleum Development Corp.[1]	85,767	3,890,391
Remington Oil & Gas Corp.[1]	124,267	5,370,820
St. Mary Land & Exploration Co.	298,228	12,176,649
Stone Energy Corp.[1]	143,206	6,319,681
Swift Energy Co.[1]	151,345	5,669,384
Unit Corp.[1]	243,876	13,596,087

		106,033,473
OIL & GAS SERVICES – 4.14%
CARBO Ceramics Inc.	105,146	5,983,859
Dril-Quip Inc.[1]	21,728	1,539,429
Helix Energy Solutions Group Inc.[1]	409,857	15,533,580

Hydril Co. LP1	103,717	8,084,740
Lone Star Technologies Inc.[1]	71,086	3,938,875
Maverick Tube Corp.[1]	118,165	6,261,563
Oceaneering International Inc.[1]	87,348	5,005,040
SEACOR Holdings Inc.[1]	47,069	3,727,865
Tetra Technologies Inc.[1]	87,790	4,129,642
W-H Energy Services Inc.[1]	154,515	6,874,372

		61,078,965
PHARMACEUTICALS – 1.66%
Alpharma Inc. Class A	66,095	1,772,668
Bradley Pharmaceuticals Inc.[1,2]	80,283	1,193,808
Connetics Corp.[1]	176,953	2,995,814
First Horizon Pharmaceutical Corp.[1]	148,082	3,733,147
MGI Pharma Inc.[1,2]	196,034	3,430,595
Nature’s Sunshine Products Inc.	25,239	315,488
NBTY Inc.[1]	294,040	6,621,781
Noven Pharmaceuticals Inc.[1]	124,443	2,241,218
USANA Health Sciences Inc.[1]	52,503	2,190,425

		24,494,944
REAL ESTATE INVESTMENT TRUSTS – 1.40%
Essex Property Trust Inc.	49,402	5,371,479
Kilroy Realty Corp.	58,077	4,487,029
LTC Properties Inc.	22,210	516,605
New Century Financial Corp.[2]	166,822	7,677,148
Town & Country Trust (The)	64,541	2,619,719

		20,671,980
RETAIL – 9.75%
Cash America International Inc.	57,421	1,723,778
CEC Entertainment Inc.[1]	180,965	6,084,043
Children’s Place Retail Stores Inc. (The)[1]	112,887	6,536,157
Christopher & Banks Corp.	190,588	4,423,548
Cost Plus Inc.[1,2]	57,250	978,975
Dress Barn Inc.[1,2]	63,658	3,052,401
Finish Line Inc. (The)	118,067	1,942,202
Genesco Inc.[1]	120,570	4,688,967
Guitar Center Inc.[1]	138,319	6,597,816
Hibbet Sporting Goods Inc.[1]	188,299	6,211,984
Hot Topic Inc.[1]	236,593	3,430,599
IHOP Corp.	41,666	1,997,468
Jack in the Box Inc.[1]	114,834	4,995,279
Jill (J.) Group Inc. (The)[1]	48,359	1,156,264
Jos. A. Bank Clothiers Inc.[1]	62,127	2,978,990
Landry’s Restaurants Inc.[2]	43,823	1,548,267
MarineMax Inc.[1]	44,658	1,496,936
Men’s Wearhouse Inc. (The)	117,001	4,205,016
P.F. Chang’s China Bistro Inc.[1,2]	139,647	6,883,201
Panera Bread Co. Class A1,2	165,074	12,410,263
Papa John’s International Inc.[1]	124,211	4,075,363
Rare Hospitality International Inc.[1]	113,486	3,952,717
Red Robin Gourmet Burgers Inc.[1,2]	32,968	1,556,090
School Specialty Inc.[1]	52,033	1,795,139
Select Comfort Corp.[1]	185,222	7,325,530
Sonic Corp.[1]	304,612	10,701,020
Steak n Shake Co. (The)[1]	82,188	1,734,167
Stein Mart Inc.	67,686	1,179,090
Too Inc.[1]	175,614	6,032,341
Tractor Supply Co.[1]	176,263	11,693,287
Triarc Companies Inc. Class B	174,528	3,050,749
Tuesday Morning Corp.	73,001	1,685,593
World Fuel Services Corp.	144,254	5,833,632

		143,956,872

SAVINGS & LOANS – 1.60%
Anchor BanCorp Wisconsin Inc.	44,356	1,344,430
BankAtlantic Bancorp Inc. Class A	118,770	1,709,100
BankUnited Financial Corp. Class A	65,576	1,773,175
Dime Community Bancshares	70,097	1,007,294
Downey Financial Corp.	58,373	3,928,503
Fidelity Bankshares Inc.	68,308	2,297,198
FirstFed Financial Corp.[1]	48,879	2,923,453
Flagstar Bancorp Inc.	184,145	2,780,590
Franklin Bank Corp. (Texas)[1]	28,265	543,536
Harbor Florida Bancshares Inc.	66,760	2,528,201
MAF Bancorp Inc.	62,319	2,727,703

		23,563,183
SEMICONDUCTORS – 1.78%
ATMI Inc.[1]	73,382	2,216,136
Cohu Inc.	40,578	861,065
Diodes Inc.[1]	77,692	3,224,218
DSP Group Inc.[1]	91,829	2,663,959
Kopin Corp.[1]	177,718	890,367
Microsemi Corp.[1]	164,454	4,787,256
Power Integrations Inc.[1]	87,231	2,161,584
Rudolph Technologies Inc.[1]	43,978	749,825
Standard Microsystems Corp.[1]	47,440	1,232,491
Supertex Inc.[1]	29,666	1,116,035
Ultratech Inc.[1]	41,332	1,011,807
Varian Semiconductor Equipment Associates Inc.[1]	154,348	4,334,092
Veeco Instruments Inc.[1]	42,484	992,001

		26,240,836
SOFTWARE – 6.69%
Altiris Inc.[1]	77,212	1,699,436
ANSYS Inc.[1]	169,570	9,182,216
Avid Technology Inc.[1]	77,732	3,378,233
Cerner Corp.[1]	326,484	15,491,666
Dendrite International Inc.[1]	228,899	3,124,471
eFunds Corp.[1]	243,099	6,281,678
Epicor Software Corp.[1]	109,753	1,473,983
EPIQ Systems Inc.[1]	72,102	1,369,938
FileNET Corp.[1]	99,511	2,688,787
Global Payments Inc.	350,862	18,599,195
Hyperion Solutions Corp.[1]	166,383	5,424,086
Inter-Tel Inc.	52,097	1,116,960
JDA Software Group Inc.[1]	65,662	948,159
ManTech International Corp. Class A1	94,215	3,129,822
MRO Software Inc.[1]	42,729	681,955
Neoware Inc.[1]	103,943	3,078,792
Open Solutions Inc.[1,2]	71,300	1,947,203
Per-Se Technologies Inc.[1]	172,827	4,607,568
Progress Software Corp.[1]	125,684	3,656,148
Quality Systems Inc.	86,919	2,877,019
SPSS Inc.[1]	29,468	932,957
Take-Two Interactive Software Inc.[1,2]	377,101	7,036,705

		98,726,977
STORAGE & WAREHOUSING – 0.24%
Mobile Mini Inc.[1]	116,104	3,589,936

		3,589,936

TELECOMMUNICATIONS – 1.30%
Aeroflex Inc.[1]	154,017	2,114,653
Black Box Corp.	35,004	1,681,942
Commonwealth Telephone Enterprises Inc.	64,503	2,222,128
Comtech Telecommunications Corp.[1]	106,918	3,118,798
General Communication Inc. Class A1	161,251	1,949,525
Harmonic Inc.[1]	120,417	767,056
Intrado Inc.[1]	95,500	2,481,090
NETGEAR Inc.[1]	109,479	2,081,196
Novatel Wireless Inc.[1]	65,945	590,208
Viasat Inc.[1]	74,538	2,135,514

		19,142,110
TEXTILES – 0.13%
G&K Services Inc. Class A	45,696	1,943,908

		1,943,908
TRANSPORTATION – 2.73%
Bristow Group Inc.[1]	52,786	1,631,087
Forward Air Corp.	165,502	6,171,570
Heartland Express Inc.	237,415	5,173,273
Kirby Corp.[1]	83,297	5,673,359
Knight Transportation Inc.[2]	303,059	5,985,415
Landstar System Inc.	310,930	13,718,232
Old Dominion Freight Line Inc.[1]	70,320	1,895,124

		40,248,060

TOTAL COMMON STOCKS (Cost: $1,191,466,943)		1,477,097,272

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 6.67%
CERTIFICATES OF DEPOSIT[3] – 0.17%
Toronto-Dominion Bank
3.94%, 07/10/06	$682,304	682,304
Washington Mutual Bank
4.79%, 05/10/06	682,304	682,304
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,091,687	1,091,687

		2,456,295
COMMERCIAL PAPER[3] – 1.43%
Amstel Funding Corp.
4.40%, 05/08/06	682,304	679,388
Aspen Funding Corp.
4.90%, 04/03/06	231,983	231,983
Barton Capital Corp.
4.73%, 05/10/06	545,843	543,190
Bryant Park Funding LLC
4.72%, 04/18/06	733,190	731,749
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	341,152	340,390
CC USA Inc.
4.23%, 04/21/06	409,383	408,517
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	3,411,521	3,404,888
Ebury Finance Ltd.
4.79%, 05/10/06	341,152	339,473

Edison Asset Securitization LLC
4.37%, 05/08/06	682,304	679,405
Galaxy Funding Inc.
4.23%, 04/18/06	391,643	390,952
Giro Funding Corp.
4.76%, 04/24/06	341,152	340,205
Grampian Funding LLC
4.41%, 05/15/06	682,304	678,794
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,919,281	1,914,057
Liberty Street Funding Corp.
4.73%, 04/18/06	341,152	340,480
Mont Blanc Capital Corp.
4.73%, 04/20/06	2,046,913	2,042,341
Nordea North America Inc.
4.16%, 04/04/06	1,432,839	1,432,673
Park Granada LLC
4.75%, 05/05/06	590,616	588,122
Sigma Finance Inc.
4.16%, 04/06/06	818,765	818,481
Solitaire Funding Ltd.
4.75%, 05/10/06	409,383	407,384
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	2,775,887	2,770,183
Thunder Bay Funding Inc.
4.76%, 04/18/06	673,325	671,990
Tulip Funding Corp.
4.80%, 04/28/06	1,364,608	1,360,060

		21,114,705
MEDIUM-TERM NOTES[3] – 0.34%
Dorada Finance Inc.
3.93%, 07/07/06	423,029	423,018
K2 USA LLC
3.94%, 07/07/06	818,765	818,754
Marshall & Ilsley Bank
5.18%, 12/15/06	1,364,608	1,367,902
Sigma Finance Inc.
5.13%, 03/30/07	477,613	477,613
Toronto-Dominion Bank
3.81%, 06/20/06	1,705,761	1,705,796
US Bank N.A.
2.85%, 11/15/06	272,922	269,812

		5,062,895
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74% [4,5]	1,190,052	1,190,052

		1,190,052
REPURCHASE AGREEMENTS[3] – 0.97%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $2,047,756 (collateralized by non-U.S. Government debt securities, value $2,257,317, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$2,046,913	2,046,913

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,412,923 (collateralized by non-U.S. Government debt securities, value $3,583,457, 3.82% to 6.58%, 4/21/34 to 11/20/35).	3,411,521	3,411,521
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $3,412,900 (collateralized by U.S. Government obligations, value $3,473,385, 4.50% to 5.00%, 4/1/34 to 3/1/36).	3,411,521	3,411,521
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,730,361 (collateralized by non-U.S. Government debt securities, value $2,872,876, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,729,217	2,729,217
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,365,158 (collateralized by U.S. Government obligations, value $1,395,397, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,364,608	1,364,608
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,365,169 (collateralized by non-U.S. Government debt securities, value $1,412,758, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,364,608	1,364,608

		14,328,388
TIME DEPOSITS[3] – 0.38%
Fifth Third Bank
4.84%, 04/03/06	1,533,028	1,533,028
Societe Generale
4.85%, 04/03/06	1,364,608	1,364,608
UBS AG
4.88%, 04/03/06	2,729,217	2,729,217

		5,626,853
VARIABLE & FLOATING RATE NOTES[3] – 3.30%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	3,152,246	3,152,817
American Express Bank
4.74%, 07/19/06	341,152	341,152
American Express Centurion Bank
4.78%, 06/29/06	545,843	545,843
American Express Credit Corp.
4.76%, 02/05/07	409,383	409,679
ASIF Global Financing
4.95%, 05/30/06[6]	2,592,756	2,593,410
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	886,996	886,996
Beta Finance Inc.
4.77%, 05/25/06[6]	955,226	955,212
BMW US Capital LLC
4.72%, 04/16/07[6]	1,364,608	1,364,608
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	109,169	109,169
CC USA Inc.
4.77%, 05/25/06[6]	750,535	750,524
Commodore CDO Ltd.
4.97%, 12/12/06[6]	341,152	341,152
DEPFA Bank PLC
4.92%, 03/15/07	1,364,608	1,364,608

Eli Lilly Services Inc.
4.60%, 03/30/07[6]	1,364,608	1,364,608
Fifth Third Bancorp.
4.78%, 01/23/07[6]	2,729,217	2,729,217
General Electric Capital Corp.
4.79%, 04/09/07	614,074	614,516
Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,364,608	1,364,608
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	1,364,608	1,364,608
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	1,428,435	1,428,435
Marshall & Ilsley Bank
4.73%, 02/15/07	750,535	750,535
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	2,046,913	2,046,913
Natexis Banques Populaires
4.73%, 04/13/07[6]	1,023,456	1,023,456
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	3,684,443	3,684,578
Northern Rock PLC
4.68%, 02/02/07[6]	1,637,530	1,637,577
Permanent Financing PLC
4.66%, 06/12/06[6]	1,187,209	1,187,209
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	1,364,608	1,364,608
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,023,456	1,023,460
Sedna Finance Inc.
4.75%, 09/20/06[6]	409,383	409,383
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	1,364,608	1,364,608
Strips III LLC
4.86%, 07/24/06[6]	344,073	344,073
SunTrust Bank
4.62%, 04/28/06	2,046,913	2,046,913
Toyota Motor Credit Corp.
4.81%, 04/10/06	614,074	614,074
UniCredito Italiano SpA
4.84%, 06/14/06	1,773,991	1,773,867
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	1,364,608	1,364,608
US Bank N.A.
4.75%, 09/29/06	614,074	613,995
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	2,493,760	2,493,760
Wells Fargo & Co.
4.74%, 03/15/07[6]	682,304	682,352
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	682,304	682,277
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	818,765	818,775
Wind Master Trust
4.82%, 08/25/06[6]	141,278	141,278
Winston Funding Ltd.
4.68%, 04/23/06[6]	974,330	974,330

		48,723,791

TOTAL SHORT-TERM INVESTMENTS (Cost: $98,502,979)		98,502,979

12

TOTAL INVESTMENTS IN SECURITIES – 106.72% (Cost: $1,289,969,922)	1,575,600,251
Other Assets, Less Liabilities – (6.72)%	(99,281,809)

NET ASSETS – 100.00%	$1,476,318,442

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.93%
ADVERTISING – 0.20%
Ventiv Health Inc.[1]	113,988	$3,786,681

		3,786,681
AEROSPACE & DEFENSE – 1.89%
AAR Corp.[1]	218,438	6,221,113
Armor Holdings Inc.[1]	94,867	5,529,797
EDO Corp.	40,962	1,263,678
Esterline Technologies Corp.[1]	156,042	6,670,795
Kaman Corp.	147,209	3,703,778
Moog Inc. Class A1	119,703	4,248,260
Teledyne Technologies Inc.[1]	87,465	3,113,754
Triumph Group Inc.[1]	98,010	4,337,923

		35,089,098
AGRICULTURE – 0.14%
Alliance One International Inc.	535,875	2,604,352

		2,604,352
AIRLINES – 0.39%
Frontier Airlines Inc.[1,2]	222,088	1,710,078
Mesa Air Group Inc.[1]	105,748	1,209,757
SkyWest Inc.	146,099	4,276,318

		7,196,153
APPAREL – 1.79%
Ashworth Inc.[1]	88,089	874,724
Gymboree Corp.[1]	122,766	3,196,827
Kellwood Co.[2]	157,648	4,948,571
Oxford Industries Inc.	90,030	4,603,234
Phillips-Van Heusen Corp.	138,116	5,277,412
Quiksilver Inc.[1]	298,536	4,137,709
Russell Corp.	203,494	2,808,217
Stride Rite Corp.	226,185	3,275,159
Wolverine World Wide Inc.	189,102	4,184,827

		33,306,680
AUTO MANUFACTURERS – 0.90%
Oshkosh Truck Corp.	208,291	12,964,032
Wabash National Corp.	191,622	3,784,534

		16,748,566
AUTO PARTS & EQUIPMENT – 0.18%
Standard Motor Products Inc.	72,379	642,726
Superior Industries International Inc.[2]	140,760	2,725,114

		3,367,840
BANKS – 6.23%
Boston Private Financial Holdings Inc.	90,565	3,060,191

Central Pacific Financial Corp.	99,232	3,643,799
Chittenden Corp.	288,488	8,357,497
Community Bank System Inc.	184,387	4,117,362
First BanCorp (Puerto Rico)	496,961	6,142,438
First Commonwealth Financial Corp.	433,420	6,353,937
First Midwest Bancorp Inc.	178,763	6,537,363
First Republic Bank	70,586	2,669,563
Glacier Bancorp Inc.	88,798	2,757,178
Gold Banc Corp Inc.	126,107	2,310,280
Hanmi Financial Corp.	85,116	1,537,195
Irwin Financial Corp.	57,526	1,111,978
Prosperity Bancshares Inc.[2]	37,201	1,123,842
Provident Bankshares Corp.[2]	202,265	7,372,559
Republic Bancorp Inc.	462,044	5,563,010
South Financial Group Inc. (The)	459,280	12,010,172
Sterling Bancshares Inc.	133,964	2,418,050
Susquehanna Bancshares Inc.	287,948	7,420,420
TrustCo Bank Corp. NY2	460,287	5,601,693
Umpqua Holdings Corp.	115,053	3,279,010
United Bancshares Inc.	228,181	8,732,487
Whitney Holding Corp.	389,545	13,813,266

		115,933,290
BIOTECHNOLOGY – 0.59%
ArQule Inc.[1]	117,501	674,456
Cambrex Corp.	164,163	3,207,745
CryoLife Inc.[1]	81,127	356,959
Enzo Biochem Inc.[1]	77,805	1,050,367
Regeneron Pharmaceuticals Inc.[1]	272,563	4,532,723
Savient Pharmaceuticals Inc.[1]	234,223	1,248,409

		11,070,659
BUILDING MATERIALS – 1.98%
Apogee Enterprises Inc.	171,126	2,888,607
Drew Industries Inc.[1]	70,078	2,491,273
ElkCorp	51,288	1,730,970
Lennox International Inc.	348,875	10,417,408
NCI Building Systems Inc.[1,2]	125,825	7,520,560
Texas Industries Inc.	141,965	8,587,463
Universal Forest Products Inc.	50,172	3,185,420

		36,821,701
CHEMICALS – 2.30%
Arch Chemicals Inc.	147,332	4,478,893
Fuller (H.B.) Co.	179,547	9,217,943
Georgia Gulf Corp.	210,514	5,471,259
MacDermid Inc.	86,851	2,792,260
OM Group Inc.[1]	95,483	2,196,109
OMNOVA Solutions Inc.[1]	254,715	1,558,856
Penford Corp.	54,800	881,184
PolyOne Corp.[1]	565,184	5,267,515
Quaker Chemical Corp.	60,202	1,309,394
Schulman (A.) Inc.	189,401	4,687,675
Tronox Inc. Class B1	248,642	4,224,428
Wellman Inc.	106,161	675,184

		42,760,700
COAL – 0.57%
Massey Energy Co.	293,354	10,581,279

		10,581,279
COMMERCIAL SERVICES – 4.60%
Aaron Rents Inc.	157,761	4,286,366

ABM Industries Inc.	237,291	4,548,868
Administaff Inc.	84,659	4,602,063
Bowne & Co. Inc.	202,470	3,375,175
CDI Corp.	76,723	2,207,321
Central Parking Corp.	109,808	1,756,928
Chemed Corp.	158,426	9,400,999
Consolidated Graphics Inc.[1]	72,450	3,776,094
CPI Corp.	33,078	674,791
Cross Country Healthcare Inc.[1]	47,462	918,864
Gevity HR Inc.	123,980	3,032,551
Healthcare Services Group Inc.	96,415	2,059,424
Heidrick & Struggles International Inc.[1]	76,586	2,778,540
Hooper Holmes Inc.	406,700	1,175,363
Labor Ready Inc.[1]	163,216	3,909,023
Live Nation Inc.[1]	299,106	5,934,263
MAXIMUS Inc.	46,927	1,688,433
Midas Inc.[1]	52,717	1,152,921
NCO Group Inc.[1]	197,718	4,695,803
On Assignment Inc.[1]	104,548	1,147,937
PAREXEL International Corp.[1]	109,486	2,894,810
Rewards Network Inc.[1]	64,963	517,105
SOURCECORP Inc.[1]	95,836	2,310,606
Spherion Corp.[1]	367,215	3,819,036
StarTek Inc.	69,134	1,628,797
Universal Technical Institute Inc.[1]	77,764	2,340,696
Viad Corp.	137,819	4,724,435
Volt Information Sciences Inc.[1]	50,354	1,538,818
Watson Wyatt Worldwide Inc.	83,086	2,706,942

		85,602,972
COMPUTERS – 1.18%
Agilysys Inc.	187,778	2,827,937
Carreker Corp.[1]	74,283	477,640
Catapult Communications Corp.[1]	21,783	289,714
CIBER Inc.[1]	335,758	2,142,136
Hutchinson Technology Inc.[1]	157,412	4,749,120
MICROS Systems Inc.[1]	108,175	4,983,622
MTS Systems Corp.	66,469	2,780,398
Radiant Systems Inc.[1]	93,485	1,263,917
RadiSys Corp.[1,2]	127,299	2,526,885

		22,041,369
DISTRIBUTION & WHOLESALE – 2.06%
Bell Microproducts Inc.[1]	184,537	1,136,748
Brightpoint Inc.[1]	256,009	7,951,640
Building Materials Holdings Corp.	96,117	3,425,610
LKQ Corp.[1]	76,846	1,599,165
Owens & Minor Inc.	245,483	8,044,478
United Stationers Inc.[1]	194,309	10,317,808
Watsco Inc.	83,119	5,905,605

		38,381,054
DIVERSIFIED FINANCIAL SERVICES – 0.92%
Financial Federal Corp.	58,163	1,704,176
LaBranche & Co. Inc.[1,2]	372,764	5,893,399
Piper Jaffray Companies Inc.[1]	127,421	7,008,155
SWS Group Inc.	97,481	2,549,128

		17,154,858
ELECTRIC – 2.39%
ALLETE Inc.	185,509	8,644,719
Avista Corp.	298,956	6,173,441
Central Vermont Public Service Corp.	75,826	1,608,269

CH Energy Group Inc.[2]	83,472	4,006,656
Cleco Corp.	307,201	6,859,798
El Paso Electric Co.[1]	295,163	5,619,904
Green Mountain Power Corp.	32,035	925,491
UIL Holdings Corp.	79,779	4,176,431
UniSource Energy Corp.	214,903	6,554,542

		44,569,251
ELECTRICAL COMPONENTS & EQUIPMENT – 1.16%
Advanced Energy Industries Inc.[1]	180,069	2,544,375
Artesyn Technologies Inc.[1]	248,440	2,720,418
Belden CDT Inc.[2]	266,552	7,258,211
C&D Technologies Inc.	156,844	1,449,239
Intermagnetics General Corp.[1]	92,403	2,314,695
Littelfuse Inc.[1]	87,912	3,000,437
Magnetek Inc.[1]	179,587	712,960
Vicor Corp.	78,604	1,550,857

		21,551,192
ELECTRONICS – 4.95%
Analogic Corp.	45,984	3,044,141
Bel Fuse Inc. Class B	44,104	1,544,963
Benchmark Electronics Inc.[1]	261,852	10,042,024
Brady Corp. Class A	180,817	6,773,405
Checkpoint Systems Inc.[1]	138,596	3,725,460
Coherent Inc.[1]	191,213	6,713,488
CTS Corp.	220,731	2,953,381
Cubic Corp.	95,245	2,280,165
Cymer Inc.[1]	114,170	5,187,885
Electro Scientific Industries Inc.[1]	177,573	3,929,690
FEI Co.[1]	75,881	1,506,238
Itron Inc.[1]	75,262	4,504,431
Keithley Instruments Inc.	88,558	1,360,251
Methode Electronics Inc.	229,269	2,496,739
Park Electrochemical Corp.	123,787	3,651,717
Paxar Corp.[1]	142,545	2,789,606
Photon Dynamics Inc.[1]	64,123	1,202,306
Planar Systems Inc.[1,2]	92,556	1,566,048
Rogers Corp.[1]	55,087	3,001,140
SBS Technologies Inc.[1]	96,081	1,556,512
Technitrol Inc.	249,211	5,976,080
Trimble Navigation Ltd.[1]	130,301	5,870,060
Watts Water Technologies Inc. Class A	156,413	5,684,048
Woodward Governor Co.	114,959	3,822,387
X-Rite Inc.	74,772	992,972

		92,175,137
ENGINEERING & CONSTRUCTION – 1.29%
EMCOR Group Inc.[1]	191,499	9,509,840
Insituform Technologies Inc. Class A1	91,304	2,428,686
Shaw Group Inc. (The)[1,2]	204,763	6,224,795
URS Corp.[1]	145,764	5,867,001

		24,030,322
ENTERTAINMENT – 0.44%
Pinnacle Entertainment Inc.[1]	288,996	8,141,017

		8,141,017
ENVIRONMENTAL CONTROL – 0.68%
Aleris International Inc.[1]	191,241	9,192,955
Tetra Tech Inc.[1]	183,145	3,496,238

		12,689,193

FOOD – 3.07%
American Italian Pasta Co. Class A2	113,798	712,375
Corn Products International Inc.	455,063	13,456,213
Flowers Foods Inc.	321,691	9,554,223
Great Atlantic & Pacific Tea Co.[1]	111,100	3,880,723
Hain Celestial Group Inc.[1]	234,267	6,135,453
J&J Snack Foods Corp.	44,344	1,489,515
Lance Inc.	185,523	4,174,268
Nash Finch Co.	81,320	2,431,468
Performance Food Group Co.[1]	210,796	6,574,727
Ralcorp Holdings Inc.[1]	58,597	2,229,616
Sanderson Farms Inc.	41,339	925,994
TreeHouse Foods Inc.[1]	84,061	2,231,820
United Natural Foods Inc.[1,2]	98,141	3,431,991

		57,228,386
FOREST PRODUCTS & PAPER – 1.07%
Buckeye Technologies Inc.[1]	203,114	1,838,182
Caraustar Industries Inc.[1]	176,680	1,818,037
Deltic Timber Corp.	47,841	2,899,165
Neenah Paper Inc.	90,852	2,975,403
Pope & Talbot Inc.	100,193	681,312
Rock-Tenn Co. Class A	192,817	2,890,327
Schweitzer-Mauduit International Inc.	94,730	2,273,520
Wausau Paper Corp.	315,926	4,476,671

		19,852,617
GAS – 4.70%
Atmos Energy Corp.	497,824	13,107,706
Cascade Natural Gas Corp.	70,641	1,391,628
Energen Corp.	450,826	15,778,910
Laclede Group Inc. (The)	130,794	4,501,929
New Jersey Resources Corp.	83,322	3,770,321
Northwest Natural Gas Co.	169,601	6,019,139
Piedmont Natural Gas Co.[2]	469,624	11,266,280
South Jersey Industries Inc.	178,350	4,863,605
Southern Union Co.	258,706	6,423,670
Southwest Gas Corp.	243,291	6,799,983
UGI Corp.	646,408	13,619,817

		87,542,988
HAND & MACHINE TOOLS – 0.74%
Baldor Electric Co.	173,044	5,861,000
Regal-Beloit Corp.	188,435	7,965,147

		13,826,147
HEALTH CARE - PRODUCTS – 1.80%
CONMED Corp.[1]	106,820	2,045,603
Cyberonics Inc.[1]	50,010	1,288,758
Datascope Corp.	76,028	3,007,668
DJ Orthopedics Inc.[1]	81,941	3,257,974
Haemonetics Corp.[1]	62,207	3,158,249
Hologic Inc.[1]	142,280	7,875,198
Invacare Corp.	105,418	3,274,283
Laserscope[1,2]	61,849	1,462,729
LCA-Vision Inc.	59,722	2,992,669
Osteotech Inc.[1]	106,136	464,876
Viasys Healthcare Inc.[1]	124,784	3,753,503
Vital Sign Inc.	17,036	935,787

		33,517,297
HEALTH CARE - SERVICES – 0.64%
Genesis HealthCare Corp.[1]	119,428	5,247,666

Gentiva Health Services Inc.[1]	160,442	2,921,649
Matria Healthcare Inc.[1]	75,745	2,875,280
RehabCare Group Inc.[1]	47,468	894,772

		11,939,367
HOME BUILDERS – 1.60%
Champion Enterprises Inc.[1]	313,402	4,688,494
Coachmen Industries Inc.	87,529	996,080
Fleetwood Enterprises Inc.[1,2]	392,819	4,387,788
M/I Homes Inc.	33,387	1,569,189
Monaco Coach Corp.[2]	163,475	2,190,565
Skyline Corp.	41,709	1,725,918
Standard-Pacific Corp.	422,149	14,192,649

		29,750,683
HOME FURNISHINGS – 0.71%
Audiovox Corp. Class A1	114,211	1,363,679
Bassett Furniture Industries Inc.	72,937	1,455,093
Ethan Allen Interiors Inc.	119,638	5,027,189
La-Z-Boy Inc.[2]	317,929	5,404,793

		13,250,754
HOUSEHOLD PRODUCTS & WARES – 0.61%
Harland (John H.) Co.	58,863	2,313,316
Playtex Products Inc.[1]	222,310	2,327,586
Russ Berrie & Co. Inc.	73,275	1,113,780
Spectrum Brands Inc.[1,2]	131,715	2,860,850
Standard Register Co. (The)	78,320	1,213,960
WD-40 Co.	46,376	1,430,700

		11,260,192
HOUSEWARES – 0.34%
Libbey Inc.	85,751	607,117
National Presto Industries Inc.	29,080	1,429,864
Toro Co.	90,717	4,331,737

		6,368,718
INSURANCE – 2.98%
Delphi Financial Group Inc. Class A	176,332	9,104,021
Infinity Property & Casualty Corp.	127,358	5,315,923
LandAmerica Financial Group Inc.	106,314	7,213,405
Presidential Life Corp.	132,142	3,357,728
ProAssurance Corp.[1]	87,867	4,569,084
RLI Corp.	51,598	2,956,565
SCPIE Holdings Inc.[1]	61,807	1,514,272
Selective Insurance Group Inc.	174,889	9,269,117
Stewart Information Services Corp.	111,869	5,266,793
United Fire & Casualty Co.	63,677	2,094,973
Zenith National Insurance Corp.	100,756	4,849,386

		55,511,267
INTERNET – 0.42%
Blue Coat Systems Inc.[1]	46,441	1,009,627
InfoSpace Inc.[1]	88,436	2,471,786
Napster Inc.[1]	184,659	624,147
PC-Tel Inc.[1]	131,991	1,256,554
Secure Computing Corp.[1]	208,160	2,402,166

		7,764,280
IRON & STEEL – 2.83%
Carpenter Technology Corp.	135,456	12,803,301
Chaparral Steel Co.[1]	140,315	9,109,250
Cleveland-Cliffs Inc.	67,640	5,892,797

Material Sciences Corp.[1]	78,886	952,943
Reliance Steel & Aluminum Co.	193,486	18,172,205
Ryerson Inc.[2]	155,442	4,159,628
Steel Technologies Inc.	68,329	1,660,395

		52,750,519
LEISURE TIME – 0.54%
Arctic Cat Inc.	43,874	1,055,608
Bally Total Fitness Holding Corp.[1,2]	209,244	1,960,616
K2 Inc.[1]	288,601	3,621,943
Pegasus Solutions Inc.[1]	108,228	1,018,425
WMS Industries Inc.[1]	82,447	2,481,655

		10,138,247
LODGING – 0.37%
Aztar Corp.[1]	99,474	4,176,913
Marcus Corp.	136,183	2,716,851

		6,893,764
MACHINERY – 4.13%
Albany International Corp. Class A	120,941	4,606,643
Applied Industrial Technologies Inc.	150,263	6,701,730
Astec Industries Inc.[1]	107,795	3,869,841
Briggs & Stratton Corp.	318,699	11,272,384
Cognex Corp.	172,632	5,116,812
Gardner Denver Inc.[1]	94,203	6,142,036
Gerber Scientific Inc.[1]	139,355	1,440,931
IDEX Corp.	179,155	9,346,516
JLG Industries Inc.	356,992	10,991,784
Lindsay Manufacturing Co.	36,981	1,001,815
Manitowoc Co. Inc. (The)	91,636	8,352,621
Robbins & Myers Inc.[2]	71,817	1,551,247
Stewart & Stevenson Services Inc.	180,061	6,568,625

		76,962,985
MANUFACTURING – 2.66%
Acuity Brands Inc.	275,938	11,037,520
AptarGroup Inc.	129,836	7,173,439
Barnes Group Inc.	108,606	4,398,543
CLARCOR Inc.	180,860	6,438,616
Griffon Corp.[1,2]	155,894	3,872,407
Lydall Inc.[1]	99,963	964,643
Myers Industries Inc.	192,557	3,078,986
Smith (A.O.) Corp.	123,979	6,546,091
Standex International Corp.	68,649	2,173,427
Sturm Ruger & Co. Inc.	131,949	1,052,953
Tredegar Corp.	171,168	2,723,283

		49,459,908
MEDIA – 0.14%
4Kids Entertainment Inc.[1]	35,254	606,016
Nelson (Thomas) Inc.	67,296	1,968,408

		2,574,424
METAL FABRICATE & HARDWARE – 2.94%
Castle (A.M.) & Co.	59,848	1,765,516
Commercial Metals Co.	359,973	19,254,956
Kaydon Corp.	172,951	6,980,302
Lawson Products Inc.	28,347	1,160,526
Mueller Industries Inc.	225,356	8,042,956
NS Group Inc.[1]	92,531	4,259,202
Quanex Corp.	154,838	10,316,856
Valmont Industries Inc.	62,669	2,634,605

Wolverine Tube Inc.[1]	92,874	373,353

		54,788,272
MINING – 0.81%
AMCOL International Corp.	67,651	1,948,349
Brush Engineered Materials Inc.[1]	118,188	2,334,213
Century Aluminum Co.[1,2]	140,475	5,963,164
RTI International Metals Inc.[1]	87,742	4,812,649

		15,058,375
OFFICE & BUSINESS EQUIPMENT – 0.11%
Global Imaging Systems Inc.[1,2]	53,006	2,013,168

		2,013,168
OFFICE FURNISHINGS – 0.22%
Interface Inc. Class A1	295,351	4,078,797

		4,078,797
OIL & GAS – 0.24%
Atwood Oceanics Inc.[1]	44,581	4,503,127

		4,503,127
OIL & GAS SERVICES – 2.58%
Dril-Quip Inc.[1]	24,272	1,719,671
Input/Output Inc.[1,2]	432,318	4,197,808
Lone Star Technologies Inc.[1]	105,521	5,846,919
Lufkin Industries Inc.	89,942	4,986,384
Maverick Tube Corp.[1]	127,239	6,742,395
Oceaneering International Inc.[1]	62,510	3,581,823
SEACOR Holdings Inc.[1]	72,766	5,763,067
Tetra Technologies Inc.[1]	110,898	5,216,642
Veritas DGC Inc.[1]	218,757	9,929,380

		47,984,089
PACKAGING & CONTAINERS – 0.09%
Chesapeake Corp.	121,610	1,687,947

		1,687,947
PHARMACEUTICALS – 0.55%
Alpharma Inc. Class A	179,409	4,811,749
MGI Pharma Inc.[1]	248,099	4,341,733
Nature’s Sunshine Products Inc.	42,470	530,875
Theragenics Corp.[1]	196,743	621,708

		10,306,065
REAL ESTATE INVESTMENT TRUSTS – 5.82%
Acadia Realty Trust	194,272	4,575,106
Colonial Properties Trust	277,920	13,932,130
Commercial Net Lease Realty Inc.	343,435	8,002,036
EastGroup Properties Inc.	135,528	6,429,448
Entertainment Properties Trust	162,161	6,807,519
Essex Property Trust Inc.	82,953	9,019,480
Glenborough Realty Trust Inc.	213,741	4,648,867
Kilroy Realty Corp.	115,390	8,915,031
Lexington Corporate Properties Trust	319,669	6,665,099
LTC Properties Inc.	98,376	2,288,226
New Century Financial Corp.	152,905	7,036,688
Parkway Properties Inc.	87,121	3,805,445
Shurgard Storage Centers Inc. Class A	288,626	19,231,150
Sovran Self Storage Inc.	100,955	5,572,716
Town & Country Trust (The)	32,564	1,321,773

		108,250,714

RETAIL – 6.82%
Brown Shoe Co. Inc.	113,393	5,950,865
Burlington Coat Factory Warehouse Corp.	101,806	4,627,083
Casey’s General Store Inc.	309,745	7,083,868
Cash America International Inc.	113,851	3,417,807
Cato Corp. Class A	191,974	4,580,500
Cost Plus Inc.[1,2]	69,456	1,187,698
Dress Barn Inc.[1]	65,889	3,159,378
Finish Line Inc. (The)	127,007	2,089,265
Fred’s Inc.[2]	245,263	3,252,187
Group 1 Automotive Inc.	130,105	6,185,192
Hancock Fabrics Inc.[2]	118,255	430,448
Haverty Furniture Companies Inc.	137,763	1,976,899
IHOP Corp.	67,086	3,216,103
Insight Enterprises Inc.[1]	295,269	6,498,871
Jack in the Box Inc.[1]	78,738	3,425,103
Jill (J.) Group Inc. (The)[1]	68,591	1,640,011
Jo-Ann Stores Inc.[1,2]	143,887	1,936,719
Jos. A. Bank Clothiers Inc.[1]	19,183	919,825
Landry’s Restaurants Inc.[2]	51,027	1,802,784
Lone Star Steakhouse & Saloon Inc.	110,718	3,146,606
Longs Drug Stores Corp.	163,613	7,572,010
MarineMax Inc.[1]	46,378	1,554,591
Men’s Wearhouse Inc. (The)	188,480	6,773,971
O’Charley’s Inc.[1]	140,913	2,601,254
Pep Boys-Manny, Moe & Jack Inc.	332,972	5,031,207
Rare Hospitality International Inc.[1]	74,457	2,593,337
Red Robin Gourmet Burgers Inc.[1]	50,900	2,402,480
Ryan’s Restaurant Group Inc.[1]	259,513	3,762,939
School Specialty Inc. [1]	80,453	2,775,629
Sonic Automotive Inc.	182,923	5,077,942
Stage Stores Inc.	162,651	4,838,867
Steak n Shake Co. (The)[1]	75,805	1,599,486
Stein Mart Inc.	85,615	1,491,413
Triarc Companies Inc. Class B	130,082	2,273,833
Tuesday Morning Corp.	75,203	1,736,437
Zale Corp.[1]	294,640	8,258,759

		126,871,367
SAVINGS & LOANS – 2.01%
Anchor BanCorp Wisconsin Inc.	60,766	1,841,817
BankAtlantic Bancorp Inc. Class A	138,039	1,986,381
BankUnited Financial Corp. Class A	119,680	3,236,147
Brookline Bancorp Inc.	378,663	5,865,490
Dime Community Bancshares	88,941	1,278,082
Downey Financial Corp.	60,463	4,069,160
Fidelity Bankshares Inc.[2]	57,622	1,937,828
FirstFed Financial Corp.[1]	44,802	2,679,608
Franklin Bank Corp. (Texas)[1]	104,449	2,008,554
Harbor Florida Bancshares Inc.	42,094	1,594,100
MAF Bancorp Inc.	108,985	4,770,273
Sterling Financial Corp. (Washington)	213,905	6,203,245

		37,470,685
SEMICONDUCTORS – 3.57%
Actel Corp.[1]	156,165	2,489,270
ATMI Inc.[1]	145,926	4,406,965
Axcelis Technologies Inc.[1]	618,895	3,626,725
Brooks Automation Inc.[1]	458,972	6,535,761
Cohu Inc.	91,354	1,938,532
Diodes Inc.[1]	25,679	1,065,679
DSP Group Inc.[1]	68,403	1,984,371
ESS Technology Inc.[1]	217,637	722,555

Exar Corp.[1]	218,669	3,122,593
Kopin Corp.[1]	216,817	1,086,253
Kulicke & Soffa Industries Inc.[1]	346,446	3,305,095
Microsemi Corp.[1]	207,794	6,048,883
Pericom Semiconductor Corp.[1]	161,709	1,594,451
Photronics Inc.[1]	254,363	4,771,850
Power Integrations Inc.[1]	79,850	1,978,683
Rudolph Technologies Inc.[1]	95,139	1,622,120
Skyworks Solutions Inc.[1]	980,924	6,660,474
Standard Microsystems Corp.[1]	76,344	1,983,417
Supertex Inc.[1]	39,068	1,469,738
Ultratech Inc.[1]	98,336	2,407,265
Varian Semiconductor Equipment Associates Inc.[1]	172,895	4,854,892
Veeco Instruments Inc.[1]	115,526	2,697,532

		66,373,104
SOFTWARE – 2.74%
Altiris Inc.[1]	53,035	1,167,300
Avid Technology Inc.[1]	168,421	7,319,577
Captaris Inc.[1]	175,515	812,634
Digi International Inc.[1]	127,614	1,489,255
Epicor Software Corp.[1]	208,619	2,801,753
FileNET Corp.[1]	142,050	3,838,191
Hyperion Solutions Corp.[1]	172,066	5,609,352
Inter-Tel Inc.	68,578	1,470,312
JDA Software Group Inc.[1]	101,436	1,464,736
Keane Inc.[1]	280,166	4,412,615
MapInfo Corp.[1]	128,253	1,798,107
MRO Software Inc.[1]	84,590	1,350,056
Open Solutions Inc.[1,2]	38,951	1,063,752
Phoenix Technologies Ltd.[1]	154,554	1,047,876
Progress Software Corp.[1]	101,925	2,964,998
SPSS Inc.[1]	69,549	2,201,921
THQ Inc.[1,2]	392,661	10,165,993

		50,978,428
STORAGE & WAREHOUSING – 0.13%
Mobile Mini Inc.[1]	76,144	2,354,372

		2,354,372
TELECOMMUNICATIONS – 2.15%
Adaptec Inc.[1]	702,217	3,883,260
Aeroflex Inc.[1]	281,374	3,863,265
Anixter International Inc.	202,500	9,675,450
Applied Signal Technology Inc.	72,092	1,429,584
Black Box Corp.	66,671	3,203,542
C-COR Inc.[1]	294,420	2,573,231
Commonwealth Telephone Enterprises Inc.	59,053	2,034,376
Ditech Communications Corp.[1]	198,709	2,076,509
General Communication Inc. Class A1	101,561	1,227,872
Harmonic Inc.[1]	311,908	1,986,854
NETGEAR Inc.[1]	75,241	1,430,331
Network Equipment Technologies Inc.[1]	151,752	602,455
Novatel Wireless Inc.[1,2]	103,075	922,521
Symmetricom Inc.[1,2]	282,923	2,418,992
Tollgrade Communications Inc.[1]	81,302	1,209,774
Viasat Inc.[1]	53,410	1,530,197

		40,068,213
TEXTILES – 0.24%
Angelica Corp.	56,974	1,169,106
G&K Services Inc. Class A	76,663	3,261,244

		4,430,350

TOYS, GAMES & HOBBIES – 0.30%
JAKKS Pacific Inc.[1]	165,833	4,434,374
Lenox Group Inc.[1]	85,927	1,125,644

		5,560,018
TRANSPORTATION – 2.22%
Arkansas Best Corp.	156,162	6,109,057
Bristow Group Inc.[1]	81,869	2,529,752
EGL Inc.[1]	200,525	9,023,625
Hub Group Inc. Class A1	124,195	5,660,808
Kansas City Southern Industries Inc.[1,2]	451,587	11,154,199
Kirby Corp.[1]	64,872	4,418,432
Old Dominion Freight Line Inc.[1]	92,334	2,488,401

		41,384,274
WATER – 0.21%
American States Water Co.	103,374	3,862,053

		3,862,053

TOTAL COMMON STOCKS (Cost: $1,609,721,864)		1,860,219,325

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 4.19%
CERTIFICATES OF DEPOSIT[3] – 0.10%
Toronto-Dominion Bank
3.94%, 07/10/06	$537,708	537,708
Washington Mutual Bank
4.79%, 05/10/06	537,708	537,708
Wells Fargo Bank N.A.
4.78%, 12/05/06	860,333	860,333

		1,935,749
COMMERCIAL PAPER[3] – 0.89%
Amstel Funding Corp.
4.40%, 05/08/06	537,708	535,413
Aspen Funding Corp.
4.90%, 04/03/06	182,821	182,821
Barton Capital Corp.
4.73%, 05/10/06	430,166	428,075
Bryant Park Funding LLC
4.72%, 04/18/06	577,810	576,674
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	268,854	268,254
CC USA Inc.
4.23%, 04/21/06	322,625	321,943
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	2,688,541	2,683,312
Ebury Finance Ltd.
4.79%, 05/10/06	268,854	267,530
Edison Asset Securitization LLC
4.37%, 05/08/06	537,708	535,424
Galaxy Funding Inc.
4.23%, 04/18/06	308,644	308,100
Giro Funding Corp.
4.76%, 04/24/06	268,854	268,108

Grampian Funding LLC
4.41%, 05/15/06	537,708	534,942
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	1,512,541	1,508,423
Liberty Street Funding Corp.
4.73%, 04/18/06	268,854	268,324
Mont Blanc Capital Corp.
4.73%, 04/20/06	1,613,124	1,609,521
Nordea North America Inc.
4.16%, 04/04/06	1,129,187	1,129,057
Park Granada LLC
4.75%, 05/05/06	465,451	463,486
Sigma Finance Inc.
4.16%, 04/06/06	645,250	645,026
Solitaire Funding Ltd.
4.75%, 05/10/06	322,625	321,050
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	2,187,612	2,183,117
Thunder Bay Funding Inc.
4.76%, 04/18/06	530,632	529,579
Tulip Funding Corp.
4.80%, 04/28/06	1,075,416	1,071,832

		16,640,011
MEDIUM-TERM NOTES[3] – 0.22%
Dorada Finance Inc.
3.93%, 07/07/06	333,379	333,370
K2 USA LLC
3.94%, 07/07/06	645,250	645,241
Marshall & Ilsley Bank
5.18%, 12/15/06	1,075,416	1,078,012
Sigma Finance Inc.
5.13%, 03/30/07	376,396	376,396
Toronto-Dominion Bank
3.81%, 06/20/06	1,344,270	1,344,298
US Bank N.A.
2.85%, 11/15/06	215,083	212,633

		3,989,950
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.74%[4,5]	1,353,607	1,353,607

		1,353,607
REPURCHASE AGREEMENTS[3] – 0.61%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $1,613,788 (collateralized by non-U.S. Government debt securities, value $1,778,939, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$1,613,124	1,613,124
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,689,646 (collateralized by non-U.S. Government debt securities, value $2,824,039, 3.82% to 6.58%, 4/21/34 to 11/20/35).	2,688,541	2,688,541

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $2,689,628 (collateralized by U.S. Government obligations, value $2,737,294, 4.50% to 5.00%, 4/1/34 to 3/1/36).	2,688,541	2,688,541
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $2,151,734 (collateralized by non-U.S. Government debt securities, value $2,264,047, 0.00% to 10.00%, 1/1/08 to 1/1/10).	2,150,832	2,150,832
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $1,075,850 (collateralized by U.S. Government obligations, value $1,099,680, 4.76% to 5.80%, 9/1/15 to 2/1/36).	1,075,416	1,075,416
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $1,075,858 (collateralized by non-U.S. Government debt securities, value $1,113,361, 0.00% to 6.91%, 4/3/06 to 3/15/32).	1,075,416	1,075,416

		11,291,870
TIME DEPOSITS[3] – 0.24%
Fifth Third Bank
4.84%, 04/03/06	1,208,144	1,208,144
Societe Generale
4.85%, 04/03/06	1,075,416	1,075,416
UBS AG
4.88%, 04/03/06	2,150,832	2,150,832

		4,434,392
VARIABLE & FLOATING RATE NOTES[3] – 2.06%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	2,484,211	2,484,662
American Express Bank
4.74%, 07/19/06	268,854	268,854
American Express Centurion Bank
4.78%, 06/29/06	430,166	430,166
American Express Credit Corp.
4.76%, 02/05/07	322,625	322,859
ASIF Global Financing
4.95%, 05/30/06[6]	2,043,291	2,043,806
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	699,021	699,021
Beta Finance Inc.
4.77%, 05/25/06[6]	752,791	752,780
BMW US Capital LLC
4.72%, 04/16/07[6]	1,075,416	1,075,416
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	86,033	86,033
CC USA Inc.
4.77%, 05/25/06[6]	591,479	591,470
Commodore CDO Ltd.
4.97%, 12/12/06[6]	268,854	268,854
DEPFA Bank PLC
4.92%, 03/15/07	1,075,416	1,075,416
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	1,075,416	1,075,416
Fifth Third Bancorp.
4.78%, 01/23/07[6]	2,150,832	2,150,832
General Electric Capital Corp.
4.79%, 04/09/07	483,937	484,286

Hartford Life Global Funding Trusts
4.77%, 02/15/07	1,075,416	1,075,416
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	1,075,416	1,075,416
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	1,125,717	1,125,717
Marshall & Ilsley Bank
4.73%, 02/15/07	591,479	591,479
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	1,613,124	1,613,124
Natexis Banques Populaires
4.73%, 04/13/07[6]	806,562	806,562
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	2,903,624	2,903,730
Northern Rock PLC
4.68%, 02/02/07[6]	1,290,499	1,290,536
Permanent Financing PLC
4.66%, 06/12/06[6]	935,612	935,612
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	1,075,416	1,075,416
Principal Life Income Funding Trusts
4.70%, 05/10/06	806,562	806,565
Sedna Finance Inc.
4.75%, 09/20/06[6]	322,625	322,625
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	1,075,416	1,075,416
Strips III LLC
4.86%, 07/24/06[6]	271,156	271,156
SunTrust Bank
4.62%, 04/28/06	1,613,124	1,613,124
Toyota Motor Credit Corp.
4.81%, 04/10/06	483,937	483,937
UniCredito Italiano SpA
4.84%, 06/14/06	1,398,041	1,397,943
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	1,075,416	1,075,416
US Bank N.A.
4.75%, 09/29/06	483,937	483,875
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	1,965,274	1,965,274
Wells Fargo & Co.
4.74%, 03/15/07[6]	537,708	537,745
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	537,708	537,687
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	645,250	645,257
Wind Master Trust
4.82%, 08/25/06[6]	111,338	111,338
Winston Funding Ltd.
4.68%, 04/23/06[6]	767,847	767,847

		38,398,084

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,043,663)		78,043,663

TOTAL INVESTMENTS IN SECURITIES – 104.12% (Cost: $1,687,765,527)		1,938,262,988
Other Assets, Less Liabilities – (4.12)%		(76,735,311)

NET ASSETS – 100.00%		$1,861,527,677

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.78%
ADVERTISING – 0.17%
ADVO Inc.	315	$10,080
Catalina Marketing Corp.	425	9,817
Harte-Hanks Inc.	535	14,632
Interpublic Group of Companies Inc.[1]	4,238	40,515
Omnicom Group Inc.	1,763	146,770
Ventiv Health Inc.[1]	286	9,501

		231,315
AEROSPACE & DEFENSE – 1.92%
AAR Corp.[1]	332	9,455
Alliant Techsystems Inc.[1]	350	27,009
Armor Holdings Inc.[1]	274	15,971
Boeing Co. (The)	7,894	615,179
Curtiss-Wright Corp.	222	14,696
DRS Technologies Inc.	399	21,893
EDO Corp.	146	4,504
Esterline Technologies Corp.[1]	260	11,115
GenCorp Inc.[1]	581	11,940
General Dynamics Corp.	3,947	252,529
Goodrich (B.F.) Co.	1,215	52,986
Kaman Corp.	260	6,542
L-3 Communications Holdings Inc.	1,196	102,605
Lockheed Martin Corp.	3,533	265,434
Moog Inc. Class A1	380	13,486
Northrop Grumman Corp.	3,458	236,147
Raytheon Co.	4,398	201,604
Rockwell Collins Inc.	1,698	95,682
Sequa Corp. Class A1	71	6,944
Teledyne Technologies Inc.[1]	338	12,033
Triumph Group Inc.[1]	164	7,259
United Technologies Corp.	10,014	580,512

		2,565,525
AGRICULTURE – 1.56%
Alliance One International Inc.	642	3,120
Altria Group Inc.	20,583	1,458,511
Archer-Daniels-Midland Co.	6,446	216,908
Delta & Pine Land Co.	361	10,888
Monsanto Co.	2,656	225,096
Reynolds American Inc.	844	89,042
Universal Corp.	265	9,744
UST Inc.	1,611	67,018

		2,080,327
AIRLINES – 0.15%
AirTran Holdings Inc.[1]	892	16,154
Alaska Air Group Inc.[1]	351	12,443
Frontier Airlines Inc.[1]	359	2,764

JetBlue Airways Corp.[1]	1,555	16,670
Mesa Air Group Inc.[1]	364	4,164
SkyWest Inc.	599	17,533
Southwest Airlines Co.	6,980	125,570

		195,298
APPAREL – 0.42%
Ashworth Inc.[1]	172	1,708
Coach Inc.[1]	3,779	130,678
Gymboree Corp.[1]	338	8,802
Jones Apparel Group Inc.	1,124	39,756
Kellwood Co.	223	7,000
K-Swiss Inc. Class A	275	8,288
Liz Claiborne Inc.	1,035	42,414
Nike Inc. Class B	1,866	158,797
Oxford Industries Inc.	150	7,669
Phillips-Van Heusen Corp.	377	14,405
Polo Ralph Lauren Corp.	596	36,124
Quiksilver Inc.[1]	1,198	16,604
Russell Corp.	336	4,637
Stride Rite Corp.	364	5,271
Timberland Co. Class A1	561	19,203
VF Corp.	868	49,389
Wolverine World Wide Inc.	574	12,703

		563,448
AUTO MANUFACTURERS – 0.34%
A.S.V. Inc.[1]	180	5,800
Ford Motor Co.	18,377	146,281
General Motors Corp.[2]	5,574	118,559
Navistar International Corp.[1]	630	17,375
Oshkosh Truck Corp.	725	45,124
PACCAR Inc.	1,669	117,631
Wabash National Corp.	313	6,182

		456,952
AUTO PARTS & EQUIPMENT – 0.19%
ArvinMeritor Inc.	725	10,810
Bandag Inc.	127	5,317
BorgWarner Inc.	554	33,262
Cooper Tire & Rubber Co.	615	8,819
Goodyear Tire & Rubber Co. (The)[1]	1,691	24,486
Johnson Controls Inc.	1,915	145,406
Lear Corp.[2]	684	12,127
Modine Manufacturing Co.	361	10,649
Standard Motor Products Inc.	112	995
Superior Industries International Inc.[2]	258	4,995

		256,866
BANKS – 6.24%
AmSouth Bancorp	3,406	92,132
Associated Bancorp	1,340	45,533
Bank of America Corp.	45,810	2,086,187
Bank of Hawaii Corp.	502	26,762
Bank of New York Co. Inc. (The)	7,606	274,120
BB&T Corp.	5,279	206,937
Boston Private Financial Holdings Inc.	341	11,522
Cathay General Bancorp	517	19,460
Central Pacific Financial Corp.	308	11,310
Chittenden Corp.	484	14,021
City National Corp.	410	31,484
Colonial BancGroup Inc. (The)	1,519	37,975
Comerica Inc.	1,604	92,984

Commerce Bancorp Inc.	1,711	62,708
Community Bank System Inc.	314	7,012
Compass Bancshares Inc.	1,218	61,643
Cullen/Frost Bankers Inc.	454	24,402
East West Bancorp Inc.	570	21,973
Fifth Third Bancorp	5,478	215,614
First BanCorp (Puerto Rico)	868	10,728
First Commonwealth Financial Corp.	695	10,189
First Horizon National Corp.	1,240	51,646
First Midwest Bancorp Inc.	486	17,773
First Republic Bank	233	8,812
FirstMerit Corp.	745	18,372
Fremont General Corp.	668	14,402
Glacier Bancorp Inc.	324	10,060
Gold Banc Corp Inc.	411	7,530
Greater Bay Bancorp	515	14,286
Hanmi Financial Corp.	407	7,350
Huntington Bancshares Inc.	2,450	59,118
Investors Financial Services Corp.	663	31,075
Irwin Financial Corp.	195	3,769
KeyCorp	3,994	146,979
M&T Bank Corp.	782	89,257
Marshall & Ilsley Corp.	2,068	90,123
Mellon Financial Corp.	4,085	145,426
Mercantile Bankshares Corp.	1,212	46,601
Nara Bancorp Inc.	238	4,177
National City Corp.	5,397	188,355
North Fork Bancorp Inc.	4,689	135,184
Northern Trust Corp.	1,826	95,865
PNC Financial Services Group	2,882	193,987
PrivateBancorp Inc.	184	7,634
Prosperity Bancshares Inc.	222	6,707
Provident Bankshares Corp.	299	10,899
Regions Financial Corp.	4,499	158,230
Republic Bancorp Inc.	815	9,813
South Financial Group Inc. (The)	769	20,109
State Street Corp.	3,284	198,452
Sterling Bancshares Inc.	460	8,303
SunTrust Banks Inc.	3,656	266,011
Susquehanna Bancshares Inc.	485	12,498
SVB Financial Group[1]	360	19,098
Synovus Financial Corp.	3,087	83,627
TCF Financial Corp.	1,108	28,531
Texas Regional Bancshares Inc. Class A	464	13,689
TrustCo Bank Corp. NY	772	9,395
U.S. Bancorp	17,760	541,680
UCBH Holdings Inc.	873	16,517
Umpqua Holdings Corp.	462	13,167
United Bancshares Inc.	378	14,466
Wachovia Corp.	16,002	896,912
Webster Financial Corp.	508	24,618
Wells Fargo & Co.	16,529	1,055,707
Westamerica Bancorp	300	15,576
Whitney Holding Corp.	608	21,560
Wilmington Trust Corp.	649	28,134
Wintrust Financial Corp.	234	13,612
Zions Bancorporation	1,029	85,129

		8,324,917
BEVERAGES – 1.81%
Anheuser-Busch Companies Inc.	7,656	327,447
Brown-Forman Corp. Class B	820	63,115
Coca-Cola Co. (The)	20,317	850,673

Coca-Cola Enterprises Inc.	2,989	60,796
Constellation Brands Inc.[1]	1,941	48,622
Hansen Natural Corp.[1]	130	16,386
Molson Coors Brewing Co. Class B	564	38,702
Peet’s Coffee & Tea Inc.[1]	164	4,920
Pepsi Bottling Group Inc.	1,331	40,449
PepsiAmericas Inc.	575	14,059
PepsiCo Inc.	16,339	944,231

		2,409,400
BIOTECHNOLOGY – 1.19%
Affymetrix Inc.[1]	686	22,590
Amgen Inc.[1]	11,526	838,516
ArQule Inc.[1]	338	1,940
Biogen Idec Inc.[1]	3,392	159,763
Cambrex Corp.	265	5,178
Charles River Laboratories International Inc.[1]	705	34,559
Chiron Corp.[1]	1,077	49,337
CryoLife Inc.[1]	234	1,030
Enzo Biochem Inc.[1]	270	3,645
Genzyme Corp.[1]	2,562	172,218
Integra LifeSciences Holdings Corp.[1]	146	5,983
Invitrogen Corp.[1]	519	36,397
Martek Biosciences Corp.[1,2]	333	10,932
MedImmune Inc.[1]	2,518	92,108
Millennium Pharmaceuticals Inc.[1]	2,991	30,239
Millipore Corp.[1]	502	36,676
PDL BioPharma Inc.[1]	1,111	36,441
Regeneron Pharmaceuticals Inc.[1]	475	7,899
Savient Pharmaceuticals Inc.[1]	718	3,827
Vertex Pharmaceuticals Inc.[1]	970	35,492

		1,584,770
BUILDING MATERIALS – 0.34%
American Standard Companies Inc.	1,756	75,262
Apogee Enterprises Inc.	312	5,267
Drew Industries Inc.[1]	154	5,475
ElkCorp	179	6,041
Florida Rock Industries Inc.[2]	455	25,580
Lennox International Inc.	568	16,960
Martin Marietta Materials Inc.	451	48,271
Masco Corp.	4,104	133,339
NCI Building Systems Inc.[1]	215	12,851
Simpson Manufacturing Co. Inc.	341	14,765
Texas Industries Inc.	234	14,155
Universal Forest Products Inc.	170	10,793
Vulcan Materials Co.	990	85,783

		454,542
CHEMICALS – 1.49%
Air Products & Chemicals Inc.	2,195	147,482
Airgas Inc.	644	25,174
Albemarle Corp.	356	16,145
Arch Chemicals Inc.	260	7,904
Ashland Inc.	702	49,898
Cabot Corp.	636	21,618
Chemtura Corp.	2,304	27,141
Cytec Industries Inc.	381	22,864
Dow Chemical Co. (The)	9,540	387,324
Du Pont (E.I.) de Nemours and Co.	9,072	382,929
Eastman Chemical Co.	801	40,995
Ecolab Inc.	1,796	68,607
Engelhard Corp.	1,219	48,285

Ferro Corp.	435	8,700
FMC Corp.	387	23,986
Fuller (H.B.) Co.	305	15,659
Georgia Gulf Corp.	358	9,304
Hercules Inc.[1]	1,179	16,270
International Flavors & Fragrances Inc.	771	26,461
Lubrizol Corp.	669	28,667
Lyondell Chemical Co.	2,018	40,158
MacDermid Inc.	253	8,134
Minerals Technologies Inc.	202	11,799
Olin Corp.	673	14,449
OM Group Inc.[1]	305	7,015
OMNOVA Solutions Inc.[1]	385	2,356
Penford Corp.	114	1,833
PolyOne Corp.[1]	955	8,901
PPG Industries Inc.	1,630	103,260
Praxair Inc.	3,182	175,487
Quaker Chemical Corp.	114	2,479
Rohm & Haas Co.	1,419	69,347
RPM International Inc.	1,141	20,470
Schulman (A.) Inc.	313	7,747
Sensient Technologies Corp.	486	8,772
Sherwin-Williams Co. (The)	1,092	53,988
Sigma-Aldrich Corp.	659	43,356
Tronox Inc. Class B1	242	4,114
Valspar Corp. (The)	967	26,950
Wellman Inc.	136	865

		1,986,893
COAL – 0.16%
Arch Coal Inc.	702	53,310
Massey Energy Co.	736	26,548
Peabody Energy Corp.	2,608	131,469

		211,327
COMMERCIAL SERVICES – 1.31%
Aaron Rents Inc.	475	12,906
ABM Industries Inc.	410	7,860
ADESA Inc.	918	24,547
Administaff Inc.	233	12,666
Alliance Data Systems Corp.[1]	647	30,260
Apollo Group Inc. Class A1	1,385	72,726
Arbitron Inc.	331	11,194
Banta Corp.	242	12,579
Block (H & R) Inc.	3,228	69,886
Bowne & Co. Inc.	326	5,434
Career Education Corp.[1]	949	35,806
CDI Corp.	138	3,970
Cendant Corp.	9,939	172,442
Central Parking Corp.	201	3,216
Chemed Corp.	260	15,428
ChoicePoint Inc.[1]	870	38,932
Coinstar Inc.[1]	260	6,737
Consolidated Graphics Inc.[1]	118	6,150
Convergys Corp.[1]	1,350	24,583
Corinthian Colleges Inc.[1]	886	12,758
Corporate Executive Board Co. (The)	385	38,846
CPI Corp.	78	1,591
Cross Country Healthcare Inc.[1]	226	4,375
Deluxe Corp.	470	12,300
DeVry Inc.[1]	616	14,026
Donnelley (R.R.) & Sons Co.	2,128	69,628
Education Management Corp.[1]	680	28,288

Equifax Inc.	1,274	47,444
Gartner Inc.[1]	620	8,649
Gevity HR Inc.	286	6,996
Healthcare Services Group Inc.	270	5,767
Heidrick & Struggles International Inc.[1]	197	7,147
Hooper Holmes Inc.	647	1,870
iPayment Holdings Inc.[1]	123	5,271
ITT Educational Services Inc.[1]	364	23,314
Kelly Services Inc. Class A	194	5,271
Korn/Ferry International[1]	407	8,299
Labor Ready Inc.[1]	549	13,149
Laureate Education Inc.[1]	483	25,783
Live Nation Inc.[1]	696	13,809
Manpower Inc.	865	49,461
MAXIMUS Inc.	192	6,908
McKesson Corp.	3,018	157,328
Midas Inc.[1]	115	2,515
Moody’s Corp.	2,399	171,433
MPS Group Inc.[1]	948	14,504
Navigant Consulting Inc.[1]	521	11,123
NCO Group Inc.[1]	335	7,956
On Assignment Inc.[1]	312	3,426
PAREXEL International Corp.[1]	264	6,980
Paychex Inc.	3,293	137,186
Pharmaceutical Product Development Inc.	990	34,264
Pre-Paid Legal Services Inc.[2]	111	3,938
Quanta Services Inc.[1]	1,211	19,400
Rent-A-Center Inc.[1]	716	18,322
Rewards Network Inc.[1]	286	2,277
Robert Half International Inc.	1,690	65,251
Rollins Inc.	318	6,436
SFBC International Inc.[1,2]	163	3,974
Sotheby’s Holdings Inc. Class A1	463	13,446
SOURCECORP Inc.[1]	150	3,617
Spherion Corp.[1]	621	6,458
StarTek Inc.	147	3,463
United Rentals Inc.[1]	647	22,322
Universal Technical Institute Inc.[1]	237	7,134
Valassis Communications Inc.[1]	442	12,982
Vertrue Inc.[1]	114	4,765
Viad Corp.	234	8,022
Volt Information Sciences Inc.[1]	93	2,842
Watson Wyatt Worldwide Inc.	422	13,749

		1,743,385
COMPUTERS – 3.88%
Affiliated Computer Services Inc. Class A1	1,158	69,086
Agilysys Inc.	333	5,015
Anteon International Corp.[1]	336	18,332
Apple Computer Inc.[1]	8,399	526,785
BISYS Group Inc. (The)[1]	1,121	15,111
CACI International Inc. Class A1	311	20,448
Cadence Design Systems Inc.[1]	2,792	51,624
Carreker Corp.[1]	286	1,839
Catapult Communications Corp.[1]	146	1,942
Ceridian Corp.[1]	1,430	36,394
CIBER Inc.[1]	644	4,109
Cognizant Technology Solutions Corp.[1]	1,362	81,025
Computer Sciences Corp.[1]	1,838	102,101
Dell Inc.[1]	23,210	690,730
Diebold Inc.	700	28,770
DST Systems Inc.[1]	618	35,807
Electronic Data Systems Corp.	5,072	136,082

EMC Corp.[1]	23,436	319,433
FactSet Research Systems Inc.	312	13,837
Gateway Inc.[1]	2,735	5,990
Henry (Jack) & Associates Inc.	763	17,450
Hewlett-Packard Co.	27,895	917,746
Hutchinson Technology Inc.[1]	270	8,146
Imation Corp.	358	15,362
International Business Machines Corp.	15,458	1,274,821
Komag Inc.[1]	309	14,708
Kronos Inc.[1]	333	12,451
Lexmark International Inc.[1]	1,066	48,375
Manhattan Associates Inc.[1]	311	6,842
McDATA Corp. Class A1	1,430	6,607
Mentor Graphics Corp.[1]	822	9,083
Mercury Computer Systems Inc.[1]	215	3,483
MICROS Systems Inc.[1]	402	18,520
MTS Systems Corp.	195	8,157
National Instruments Corp.	567	18,496
NCR Corp.[1]	1,793	74,929
Network Appliance Inc.[1]	3,688	132,879
Radiant Systems Inc.[1]	239	3,231
RadiSys Corp.[1]	190	3,772
Reynolds & Reynolds Co. (The) Class A	477	13,547
SanDisk Corp.[1]	1,815	104,399
SRA International Inc. Class A1	378	14,262
Sun Microsystems Inc.[1]	34,121	175,041
Synaptics Inc.[1]	264	5,805
Synopsys Inc.[1]	1,396	31,201
TALX Corp.	330	9,398
Unisys Corp.[1]	3,333	22,964
Western Digital Corp.[1]	2,159	41,949

		5,178,084
COSMETICS & PERSONAL CARE – 1.78%
Alberto-Culver Co.	738	32,642
Avon Products Inc.	4,441	138,426
Colgate-Palmolive Co.	5,082	290,182
Estee Lauder Companies Inc. (The) Class A	1,173	43,624
Procter & Gamble Co.	32,439	1,869,135

		2,374,009
DISTRIBUTION & WHOLESALE – 0.29%
Bell Microproducts Inc.[1]	312	1,922
Brightpoint Inc.[1]	424	13,169
Building Materials Holdings Corp.	280	9,979
CDW Corp.	617	36,310
Fastenal Co.	1,220	57,755
Genuine Parts Co.	1,704	74,686
Grainger (W.W.) Inc.	754	56,814
Ingram Micro Inc. Class A1	1,187	23,740
LKQ Corp.[1]	458	9,531
Owens & Minor Inc.	411	13,468
ScanSource Inc.[1]	126	7,612
SCP Pool Corp.	534	25,050
Tech Data Corp.[1]	544	20,079
United Stationers Inc.[1]	292	15,505
Watsco Inc.	219	15,560

		381,180
DIVERSIFIED FINANCIAL SERVICES – 7.40%
American Express Co.	12,206	641,425
AmeriCredit Corp.[1]	1,270	39,027
Ameriprise Financial Inc.	2,470	111,298

Bear Stearns Companies Inc. (The)	1,177	163,250
Capital One Financial Corp.	2,969	239,064
CIT Group Inc.	1,969	105,381
Citigroup Inc.	49,228	2,325,038
Countrywide Financial Corp.	5,945	218,182
E*TRADE Financial Corp.[1]	4,119	111,131
Eaton Vance Corp.	1,268	34,718
Edwards (A.G.) Inc.	745	37,146
Federal Home Loan Mortgage Corp.	6,815	415,715
Federal National Mortgage Association	9,545	490,613
Federated Investors Inc. Class B	819	31,982
Financial Federal Corp.	277	8,116
Franklin Resources Inc.	1,505	141,831
Goldman Sachs Group Inc. (The)	4,517	708,988
IndyMac Bancorp Inc.	615	25,172
Investment Technology Group Inc.[1]	434	21,613
Janus Capital Group Inc.	2,115	49,005
Jefferies Group Inc.	508	29,718
JP Morgan Chase & Co.	34,376	1,431,417
LaBranche & Co. Inc.[1,2]	617	9,755
Legg Mason Inc.	1,221	153,028
Lehman Brothers Holdings Inc.	2,667	385,462
Merrill Lynch & Co. Inc.	9,057	713,329
Morgan Stanley	10,590	665,264
Piper Jaffray Companies Inc.[1]	211	11,605
Portfolio Recovery Associates Inc.[1]	162	7,586
Raymond James Financial Inc.	824	24,343
Rowe (T.) Price Group Inc.	1,302	101,829
Schwab (Charles) Corp. (The)	10,173	175,077
SLM Corp.	4,115	213,733
SWS Group Inc.	172	4,498
Waddell & Reed Financial Inc. Class A	782	18,064
World Acceptance Corp.[1]	190	5,206

		9,868,609
ELECTRIC – 3.00%
AES Corp. (The)[1]	6,466	110,310
Allegheny Energy Inc.[1]	1,607	54,397
ALLETE Inc.	310	14,446
Alliant Energy Corp.	1,144	36,002
Ameren Corp.	2,018	100,537
American Electric Power Co. Inc.	3,881	132,032
Aquila Inc.[1]	3,828	15,274
Avista Corp.	506	10,449
Black Hills Corp.	337	11,458
CenterPoint Energy Inc.	3,037	36,231
Central Vermont Public Service Corp.	121	2,566
CH Energy Group Inc.	136	6,528
Cinergy Corp.	2,063	93,681
Cleco Corp.	508	11,344
CMS Energy Corp.[1]	2,116	27,402
Consolidated Edison Inc.	2,419	105,227
Constellation Energy Group Inc.	1,759	96,235
Dominion Resources Inc.	3,427	236,566
DPL Inc.	1,232	33,264
DTE Energy Co.	1,752	70,238
Duke Energy Corp.	9,003	262,437
Duquesne Light Holdings Inc.	810	13,365
Edison International	3,212	132,270
El Paso Electric Co.[1]	497	9,463
Energy East Corp.	1,443	35,065
Entergy Corp.	2,049	141,258
Exelon Corp.	6,580	348,082

FirstEnergy Corp.	3,252	159,023
FPL Group Inc.	3,978	159,677
Great Plains Energy Inc.	761	21,422
Green Mountain Power Corp.	52	1,502
Hawaiian Electric Industries Inc.	783	21,243
IDACORP Inc.	436	14,179
MDU Resources Group Inc.	1,172	39,203
Northeast Utilities	1,461	28,533
NSTAR	1,037	29,669
OGE Energy Corp.	890	25,810
Pepco Holdings Inc.	1,865	42,503
PG&E Corp.	3,404	132,416
Pinnacle West Capital Corp.	976	38,162
PNM Resources Inc.	712	17,373
PPL Corp.	3,748	110,191
Progress Energy Inc.	2,487	109,378
Public Service Enterprise Group Inc.	2,472	158,307
Puget Energy Inc.	1,094	23,171
SCANA Corp.	1,120	43,949
Sierra Pacific Resources Corp.[1]	1,907	26,336
Southern Co. (The)	7,313	239,647
TECO Energy Inc.	2,033	32,772
TXU Corp.	4,563	204,240
UIL Holdings Corp.	128	6,701
UniSource Energy Corp.	359	10,950
Westar Energy Inc.	812	16,898
Wisconsin Energy Corp.	1,152	46,068
WPS Resources Corp.	412	20,279
Xcel Energy Inc.	3,979	72,219

		3,997,948
ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
Advanced Energy Industries Inc.[1]	314	4,437
American Power Conversion Corp.	1,686	38,963
AMETEK Inc.	673	30,258
Artesyn Technologies Inc.[1]	389	4,260
Belden CDT Inc.	441	12,008
C&D Technologies Inc.	260	2,402
Emerson Electric Co.	4,057	339,287
Energizer Holdings Inc.[1]	615	32,595
Greatbatch Inc.[1]	215	4,711
Hubbell Inc. Class B	593	30,397
Intermagnetics General Corp.[1]	394	9,870
Littelfuse Inc.[1]	235	8,021
Magnetek Inc.[1]	338	1,342
Molex Inc.	1,403	46,580
Vicor Corp.	214	4,222

		569,353
ELECTRONICS – 0.82%
Agilent Technologies Inc.[1]	4,227	158,724
Amphenol Corp. Class A	875	45,658
Analogic Corp.	140	9,268
Applera Corp. - Applied Biosystems Group	1,805	48,988
Arrow Electronics Inc.[1]	1,188	38,337
Avnet Inc.[1]	1,426	36,192
Bel Fuse Inc. Class B	114	3,993
Benchmark Electronics Inc.[1]	434	16,644
Brady Corp. Class A	508	19,030
Checkpoint Systems Inc.[1]	406	10,913
Coherent Inc.[1]	314	11,025
CTS Corp.	362	4,844
Cubic Corp.	178	4,261

Cymer Inc.[1]	341	15,495
Daktronics Inc.	152	5,548
Dionex Corp.[1]	186	11,435
Electro Scientific Industries Inc.[1]	289	6,396
FEI Co.[1]	249	4,943
Fisher Scientific International Inc.[1]	1,216	82,749
FLIR Systems Inc.[1]	666	18,921
Gentex Corp.	1,507	26,312
Itron Inc.[1]	259	15,501
Jabil Circuit Inc.[1]	1,720	73,719
Keithley Instruments Inc.	172	2,642
KEMET Corp.[1]	893	8,457
Methode Electronics Inc.	361	3,931
Park Electrochemical Corp.	198	5,841
Paxar Corp.[1]	308	6,028
PerkinElmer Inc.	1,257	29,502
Photon Dynamics Inc.[1]	170	3,188
Planar Systems Inc.[1]	172	2,910
Plexus Corp.[1]	437	16,418
Rogers Corp.[1]	173	9,425
Sanmina-SCI Corp.[1]	5,058	20,738
SBS Technologies Inc.[1]	172	2,786
Solectron Corp.[1]	8,964	35,856
Sonic Solutions Inc.[1]	238	4,310
Symbol Technologies Inc.	2,408	25,477
Technitrol Inc.	413	9,904
Tektronix Inc.	796	28,425
Thermo Electron Corp.[1]	1,598	59,270
Thomas & Betts Corp.[1]	511	26,255
Trimble Navigation Ltd.[1]	548	24,687
Varian Inc.[1]	289	11,901
Vishay Intertechnology Inc.[1]	1,754	24,977
Waters Corp.[1]	1,029	44,401
Watts Water Technologies Inc. Class A	267	9,703
Woodward Governor Co.	300	9,975
X-Rite Inc.	210	2,789

		1,098,692
ENERGY - ALTERNATE SOURCES – 0.01%
Headwaters Inc.[1]	400	15,916

		15,916
ENGINEERING & CONSTRUCTION – 0.16%
Dycom Industries Inc.[1]	426	9,053
EMCOR Group Inc.[1]	322	15,991
Fluor Corp.	856	73,445
Granite Construction Inc.	306	14,896
Insituform Technologies Inc. Class A1	282	7,501
Jacobs Engineering Group Inc.[1]	576	49,962
Shaw Group Inc. (The)[1]	797	24,229
URS Corp.[1]	408	16,422

		211,499
ENTERTAINMENT – 0.16%
GTECH Holdings Corp.	1,237	42,120
International Game Technology Inc.	3,324	117,071
International Speedway Corp. Class A	328	16,695
Macrovision Corp.[1]	524	11,607
Pinnacle Entertainment Inc.[1]	471	13,268
Shuffle Master Inc.[1]	320	11,437

		212,198

ENVIRONMENTAL CONTROL – 0.27%
Aleris International Inc.[1]	320	15,382
Allied Waste Industries Inc.[1]	2,116	25,900
Mine Safety Appliances Co.	272	11,424
Republic Services Inc.	1,192	50,672
Stericycle Inc.[1]	433	29,279
Tetra Tech Inc.[1]	582	11,110
Waste Connections Inc.[1]	441	17,556
Waste Management Inc.	5,445	192,209

		353,532
FOOD – 1.45%
Albertson’s Inc.	3,635	93,310
American Italian Pasta Co. Class A2	198	1,239
Campbell Soup Co.	1,815	58,806
ConAgra Foods Inc.	5,118	109,832
Corn Products International Inc.	701	20,729
Dean Foods Co.[1]	1,334	51,799
Flowers Foods Inc.	547	16,246
General Mills Inc.	3,512	177,988
Great Atlantic & Pacific Tea Co.[1]	180	6,287
Hain Celestial Group Inc.[1]	380	9,952
Heinz (H.J.) Co.	3,302	125,212
Hershey Co. (The)	1,766	92,238
Hormel Foods Corp.	701	23,694
J&J Snack Foods Corp.	134	4,501
Kellogg Co.	2,478	109,131
Kroger Co.[1]	7,152	145,615
Lance Inc.	308	6,930
McCormick & Co. Inc. NVS	1,306	44,221
Nash Finch Co.	125	3,738
Performance Food Group Co.[1]	364	11,353
Ralcorp Holdings Inc.[1]	257	9,779
Ruddick Corp.	352	8,557
Safeway Inc.	4,432	111,332
Sanderson Farms Inc.	154	3,450
Sara Lee Corp.	7,493	133,975
Smithfield Foods Inc.[1]	951	27,902
Smucker (J.M.) Co. (The)	548	21,756
SUPERVALU Inc.	1,341	41,330
Sysco Corp.	6,106	195,697
Tootsie Roll Industries Inc.	276	8,080
TreeHouse Foods Inc.[1]	314	8,337
Tyson Foods Inc. Class A	2,458	33,773
United Natural Foods Inc.[1]	413	14,443
Whole Foods Market Inc.	1,370	91,023
Wrigley (William Jr.) Co.	1,750	112,000

		1,934,255
FOREST PRODUCTS & PAPER – 0.49%
Bowater Inc.	532	15,737
Buckeye Technologies Inc.[1]	382	3,457
Caraustar Industries Inc.[1]	288	2,964
Deltic Timber Corp.	124	7,514
Glatfelter Co.	456	8,358
International Paper Co.	4,856	167,872
Longview Fibre Co.	532	13,747
Louisiana-Pacific Corp.	1,013	27,554
MeadWestvaco Corp.	1,787	48,803
Neenah Paper Inc.	162	5,306
Plum Creek Timber Co. Inc.	1,816	67,065
Pope & Talbot Inc.	172	1,170
Potlatch Corp.	325	13,904
Rayonier Inc.	751	34,238

Rock-Tenn Co. Class A	362	5,426
Schweitzer-Mauduit International Inc.	149	3,576
Temple-Inland Inc.	1,092	48,649
Wausau Paper Corp.	534	7,567
Weyerhaeuser Co.	2,399	173,760

		656,667
GAS – 0.40%
AGL Resources Inc.	738	26,605
Atmos Energy Corp.	810	21,327
Cascade Natural Gas Corp.	102	2,009
Energen Corp.	714	24,990
KeySpan Corp.	1,720	70,296
Laclede Group Inc. (The)	234	8,054
New Jersey Resources Corp.	289	13,077
Nicor Inc.	410	16,220
NiSource Inc.	2,685	54,291
Northwest Natural Gas Co.	286	10,150
ONEOK Inc.	1,149	37,055
Peoples Energy Corp.	390	13,900
Piedmont Natural Gas Co.	784	18,808
Sempra Energy	2,547	118,334
South Jersey Industries Inc.	296	8,072
Southern Union Co.	941	23,365
Southwest Gas Corp.	381	10,649
UGI Corp.	1,006	21,196
Vectren Corp.	780	20,576
WGL Holdings Inc.	509	15,484

		534,458
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	299	10,127
Black & Decker Corp.	763	66,297
Kennametal Inc.	373	22,805
Regal-Beloit Corp.	310	13,104
Snap-On Inc.	591	22,529
Stanley Works (The)	713	36,121

		170,983
HEALTH CARE - PRODUCTS – 3.43%
Advanced Medical Optics Inc.[1]	654	30,503
American Medical Systems Holdings Inc.[1]	716	16,110
ArthroCare Corp.[1]	260	12,433
Bard (C.R.) Inc.	1,025	69,505
Bausch & Lomb Inc.	528	33,634
Baxter International Inc.	6,394	248,151
Beckman Coulter Inc.	613	33,451
Becton, Dickinson & Co.	2,439	150,194
BioLase Technology Inc.[2]	286	2,731
Biomet Inc.	2,439	86,633
Biosite Inc.[1]	172	8,932
Boston Scientific Corp.[1]	5,831	134,405
CONMED Corp.[1]	311	5,956
Cooper Companies Inc.	424	22,909
Cyberonics Inc.[1]	240	6,185
Cytyc Corp.[1]	1,126	31,731
Datascope Corp.	118	4,668
DENTSPLY International Inc.	775	45,066
Diagnostic Products Corp.	240	11,431
DJ Orthopedics Inc.[1]	215	8,548
Edwards Lifesciences Corp.[1]	566	24,621
Gen-Probe Inc.[1]	493	27,174
Guidant Corp.	3,342	260,877

Haemonetics Corp.[1]	264	13,403
Henry Schein Inc.[1]	860	41,160
Hillenbrand Industries Inc.	593	32,609
Hologic Inc.[1]	431	23,856
ICU Medical Inc.[1]	138	4,994
IDEXX Laboratories Inc.[1]	304	26,253
Immucor Inc.[1]	402	11,533
Intuitive Surgical Inc.[1]	345	40,710
Invacare Corp.	333	10,343
Johnson & Johnson	29,352	1,738,225
Kensey Nash Corp.[1,2]	115	3,289
Laserscope[1]	206	4,872
LCA-Vision Inc.	210	10,523
Medtronic Inc.	11,903	604,077
Mentor Corp.	385	17,444
Merit Medical Systems Inc.[1]	264	3,171
Osteotech Inc.[1]	198	867
Patterson Companies Inc.[1]	1,365	48,048
PolyMedica Corp.	241	10,209
Possis Medical Inc.[1]	198	2,012
ResMed Inc.[1]	758	33,337
Respironics Inc.[1]	739	28,754
St. Jude Medical Inc.[1]	3,614	148,174
Steris Corp.	643	15,869
Stryker Corp.	2,880	127,699
SurModics Inc.[1]	156	5,516
Sybron Dental Specialties Inc.[1]	409	16,867
TECHNE Corp.[1]	378	22,733
Varian Medical Systems Inc.[1]	1,302	73,120
Viasys Healthcare Inc.[1]	314	9,445
Vital Sign Inc.	64	3,516
Zimmer Holdings Inc.[1]	2,443	165,147

		4,573,623
HEALTH CARE - SERVICES – 1.93%
Aetna Inc.	5,592	274,791
Amedisys Inc.[1,2]	161	5,595
AMERIGROUP Corp.[1]	526	11,067
AmSurg Corp.[1]	308	6,989
Apria Healthcare Group Inc.[1]	524	12,042
Centene Corp.[1]	432	12,601
Community Health Systems Inc.[1]	953	34,451
Covance Inc.[1]	606	35,603
Coventry Health Care Inc.[1]	1,580	85,288
Genesis HealthCare Corp.[1]	201	8,832
Gentiva Health Services Inc.[1]	239	4,352
HCA Inc.	4,022	184,167
Health Management Associates Inc. Class A	2,370	51,121
Health Net Inc.[1]	1,132	57,528
Healthways Inc.[1]	340	17,320
Humana Inc.[1]	1,611	84,819
Laboratory Corp. of America Holdings[1]	1,242	72,632
LifePoint Hospitals Inc.[1,2]	530	16,483
Lincare Holdings Inc.[1]	941	36,661
Manor Care Inc.	778	34,504
Matria Healthcare Inc.[1]	216	8,199
Odyssey Healthcare Inc.[1]	380	6,540
Pediatrix Medical Group Inc.[1]	234	24,018
Quest Diagnostics Inc.	1,603	82,234
RehabCare Group Inc.[1]	165	3,110
Sierra Health Services Inc.[1]	532	21,652
Sunrise Senior Living Inc.[1]	417	16,250
Tenet Healthcare Corp.[1]	4,599	33,941

Triad Hospitals Inc.[1]	845	35,406
United Surgical Partners International Inc.[1]	410	14,518
UnitedHealth Group Inc.	13,376	747,183
Universal Health Services Inc. Class B	517	26,258
WellPoint Inc.[1]	6,509	503,992

		2,570,147
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.	809	48,265

		48,265
HOME BUILDERS – 0.48%
Beazer Homes USA Inc.	399	26,214
Centex Corp.	1,210	75,008
Champion Enterprises Inc.[1]	791	11,833
Coachmen Industries Inc.	172	1,957
Fleetwood Enterprises Inc.[1]	618	6,903
Horton (D.R.) Inc.	2,679	88,996
Hovnanian Enterprises Inc. Class A1	372	16,342
KB Home	757	49,190
Lennar Corp. Class A	1,351	81,573
M.D.C. Holdings Inc.	305	19,615
M/I Homes Inc.	126	5,922
Meritage Homes Corp.[1]	235	12,916
Monaco Coach Corp.	307	4,114
NVR Inc.[1]	48	35,470
Pulte Homes Inc.	2,108	80,989
Ryland Group Inc.	444	30,814
Skyline Corp.	78	3,228
Standard-Pacific Corp.	660	22,189
Thor Industries Inc.	326	17,395
Toll Brothers Inc.[1]	1,158	40,102
Winnebago Industries Inc.	291	8,829

		639,599
HOME FURNISHINGS – 0.14%
Audiovox Corp. Class A1	190	2,269
Bassett Furniture Industries Inc.	114	2,274
Ethan Allen Interiors Inc.	301	12,648
Furniture Brands International Inc.	518	12,696
Harman International Industries Inc.	647	71,901
La-Z-Boy Inc.[2]	545	9,265
Maytag Corp.	843	17,981
Whirlpool Corp.	665	60,828

		189,862
HOUSEHOLD PRODUCTS & WARES – 0.49%
American Greetings Corp. Class A	579	12,518
Avery Dennison Corp.	1,089	63,685
Blyth Inc.	268	5,633
Church & Dwight Co. Inc.	612	22,595
Clorox Co. (The)	1,480	88,578
CNS Inc.	145	3,123
Fortune Brands Inc.	1,443	116,349
Fossil Inc.[1]	416	7,729
Harland (John H.) Co.	288	11,318
Kimberly-Clark Corp.	4,545	262,701
Playtex Products Inc.[1]	634	6,638
Russ Berrie & Co. Inc.	113	1,718
Scotts Miracle-Gro Co. (The) Class A	428	19,585
Spectrum Brands Inc.[1]	375	8,145
Standard Register Co. (The)	148	2,294
Tupperware Brands Corp.	554	11,407

WD-40 Co.	170	5,245

		649,261
HOUSEWARES – 0.07%
Libbey Inc.	138	977
National Presto Industries Inc.	45	2,213
Newell Rubbermaid Inc.	2,704	68,114
Toro Co.	435	20,771

		92,075
INSURANCE – 4.85%
ACE Ltd.	3,178	165,288
AFLAC Inc.	4,912	221,679
Allstate Corp. (The)	6,360	331,420
Ambac Financial Group Inc.	1,040	82,784
American Financial Group Inc.	437	18,184
American International Group Inc.	25,600	1,691,904
AmerUs Group Co.	377	22,710
AON Corp.	3,174	131,753
Berkley (W.R.) Corp.	1,110	64,447
Brown & Brown Inc.	1,087	36,088
Chubb Corp.	1,971	188,112
CIGNA Corp.	1,194	155,960
Cincinnati Financial Corp.	1,715	72,150
Delphi Financial Group Inc. Class A	298	15,386
Everest Re Group Ltd.	639	59,663
Fidelity National Financial Inc.	1,709	60,721
First American Corp.	927	36,301
Gallagher (Arthur J.) & Co.	930	25,863
Genworth Financial Inc. Class A	3,714	124,159
Hanover Insurance Group Inc. (The)	528	27,678
Hartford Financial Services Group Inc. (The)	2,983	240,281
HCC Insurance Holdings Inc.	1,028	35,774
Hilb, Rogal & Hobbs Co.	332	13,685
Horace Mann Educators Corp.	438	8,234
Infinity Property & Casualty Corp.	221	9,225
Jefferson-Pilot Corp.	1,389	77,701
LandAmerica Financial Group Inc.	158	10,720
Lincoln National Corp.	1,659	90,565
Loews Corp.	1,338	135,406
Marsh & McLennan Companies Inc.	5,393	158,338
MBIA Inc.	1,321	79,432
Mercury General Corp.	360	19,764
MetLife Inc.	7,474	361,517
MGIC Investment Corp.	862	57,435
Ohio Casualty Corp.	648	20,542
Old Republic International Corp.	2,261	49,335
Philadelphia Consolidated Holding Corp.[1]	519	17,719
PMI Group Inc. (The)	873	40,088
Presidential Life Corp.	213	5,412
Principal Financial Group Inc.	2,755	134,444
ProAssurance Corp.[1]	309	16,068
Progressive Corp. (The)	1,940	202,264
Protective Life Corp.	681	33,873
Prudential Financial Inc.	4,882	370,104
Radian Group Inc.	819	49,345
RLI Corp.	226	12,950
SAFECO Corp.	1,214	60,955
SCPIE Holdings Inc.[1]	114	2,793
Selective Insurance Group Inc.	289	15,317
St. Paul Travelers Companies Inc.	6,862	286,763
StanCorp Financial Group Inc.	538	29,111
Stewart Information Services Corp.	198	9,322

Torchmark Corp.	1,020	58,242
UICI	369	13,649
United Fire & Casualty Co.	175	5,758
Unitrin Inc.	435	20,232
UNUMProvident Corp.	2,942	60,252
XL Capital Ltd. Class A	1,720	110,269
Zenith National Insurance Corp.	379	18,241

		6,473,375
INTERNET – 1.69%
Amazon.com Inc.[1]	3,041	111,027
Avocent Corp.[1]	495	15,711
Blue Coat Systems Inc.[1]	133	2,891
CheckFree Corp.[1]	887	44,794
Digital Insight Corp.[1]	363	13,213
eBay Inc.[1]	11,375	444,308
F5 Networks Inc.[1]	406	29,431
Google Inc. Class A1	1,994	777,660
InfoSpace Inc.[1]	285	7,966
Internet Security Systems Inc.[1]	413	9,904
j2 Global Communications Inc.[1]	245	11,515
McAfee Inc.[1]	1,627	39,585
MIVA Inc.[1]	310	1,265
Monster Worldwide Inc.[1]	1,246	62,126
Napster Inc.[1]	338	1,142
PC-Tel Inc.[1]	234	2,228
RSA Security Inc.[1]	750	13,455
Secure Computing Corp.[1]	528	6,093
Symantec Corp.[1]	10,286	173,113
VeriSign Inc.[1]	2,409	57,792
WebEx Communications Inc.[1]	367	12,357
Websense Inc.[1]	486	13,404
Yahoo! Inc.[1]	12,444	401,443

		2,252,423
IRON & STEEL – 0.29%
Allegheny Technologies Inc.	849	51,942
Carpenter Technology Corp.	208	19,660
Chaparral Steel Co.[1]	234	15,191
Cleveland-Cliffs Inc.	225	19,602
Material Sciences Corp.[1]	140	1,691
Nucor Corp.	1,533	160,643
Reliance Steel & Aluminum Co.	290	27,237
Ryerson Inc.	213	5,700
Steel Dynamics Inc.	367	20,820
Steel Technologies Inc.	109	2,649
United States Steel Corp.	1,073	65,110

		390,245
LEISURE TIME – 0.35%
Arctic Cat Inc.	124	2,983
Bally Total Fitness Holding Corp.[1]	406	3,804
Brunswick Corp.	935	36,334
Callaway Golf Co.	693	11,920
Carnival Corp.	4,281	202,791
Harley-Davidson Inc.	2,687	139,402
K2 Inc.[1]	483	6,062
Multimedia Games Inc.[1]	285	4,241
Nautilus Inc.[2]	338	5,053
Pegasus Solutions Inc.[1]	212	1,995
Polaris Industries Inc.	401	21,879
Sabre Holdings Corp.	1,258	29,601
WMS Industries Inc.[1]	229	6,893

		472,958

LODGING – 0.39%
Aztar Corp.[1]	362	15,200
Boyd Gaming Corp.	412	20,575
Harrah’s Entertainment Inc.	1,815	141,497
Hilton Hotels Corp.	3,247	82,669
Marcus Corp.	234	4,668
Marriott International Inc. Class A	1,599	109,691
Starwood Hotels & Resorts Worldwide Inc.	2,128	144,129

		518,429
MACHINERY – 0.92%
AGCO Corp.[1]	917	19,019
Albany International Corp. Class A	334	12,722
Applied Industrial Technologies Inc.	219	9,767
Astec Industries Inc.[1]	176	6,318
Briggs & Stratton Corp.	530	18,746
Caterpillar Inc.	6,616	475,095
Cognex Corp.	436	12,923
Cummins Inc.	458	48,136
Deere & Co.	2,336	184,661
Flowserve Corp.[1]	546	31,854
Gardner Denver Inc.[1]	266	17,343
Gerber Scientific Inc.[1]	260	2,688
Graco Inc.	672	30,529
IDEX Corp.	509	26,555
JLG Industries Inc.	1,012	31,159
Joy Global Inc.	1,213	72,501
Lindsay Manufacturing Co.	120	3,251
Manitowoc Co. Inc. (The)	290	26,434
Nordson Corp.	344	17,152
Robbins & Myers Inc.	146	3,154
Rockwell Automation Inc.	1,747	125,627
Stewart & Stevenson Services Inc.	290	10,579
Tecumseh Products Co. Class A	195	4,785
Zebra Technologies Corp. Class A1	678	30,320

		1,221,318
MANUFACTURING – 5.02%
Acuity Brands Inc.	449	17,960
AptarGroup Inc.	329	18,177
Barnes Group Inc.	185	7,493
Brink’s Co. (The)	559	28,375
Carlisle Companies Inc.	282	23,068
Ceradyne Inc.[1]	261	13,024
CLARCOR Inc.	530	18,868
Cooper Industries Ltd.	905	78,645
Crane Co.	472	19,357
Danaher Corp.	2,339	148,643
Donaldson Co. Inc.	699	23,619
Dover Corp.	2,004	97,314
Eastman Kodak Co.	2,830	80,485
Eaton Corp.	1,468	107,120
EnPro Industries Inc.[1]	213	7,306
Federal Signal Corp.	500	9,250
General Electric Co.	102,804	3,575,523
Griffon Corp.[1]	262	6,508
Harsco Corp.	408	33,709
Honeywell International Inc.	8,191	350,329
Illinois Tool Works Inc.	2,022	194,739
Ingersoll-Rand Co. Class A	3,228	134,898
ITT Industries Inc.	1,820	102,320

Lancaster Colony Corp.	255	10,710
Leggett & Platt Inc.	1,796	43,769
Lydall Inc.[1]	148	1,428
Myers Industries Inc.	312	4,989
Pall Corp.	1,215	37,896
Parker Hannifin Corp.	1,180	95,120
Pentair Inc.	999	40,709
Roper Industries Inc.	840	40,849
Smith (A.O.) Corp.	216	11,405
SPX Corp.	644	34,402
Standex International Corp.	123	3,894
Sturm Ruger & Co. Inc.	312	2,490
Teleflex Inc.	393	28,151
Textron Inc.	1,305	121,874
3M Co.	7,446	563,588
Tredegar Corp.	275	4,375
Trinity Industries Inc.	428	23,279
Tyco International Ltd.	19,875	534,240

		6,699,898
MEDIA – 2.73%
Belo (A.H.) Corp.	869	17,276
CBS Corp. Class B	7,618	182,680
Clear Channel Communications Inc.	5,095	147,806
Comcast Corp. Class A1	21,090	551,714
Dow Jones & Co. Inc.	559	21,969
Emmis Communications Corp.[1]	388	6,208
Entercom Communications Corp.	368	10,275
4Kids Entertainment Inc.[1]	126	2,166
Gannett Co. Inc.	2,347	140,632
Knight Ridder Inc.	660	41,719
Lee Enterprises Inc.	425	14,148
McGraw-Hill Companies Inc. (The)	3,620	208,584
Media General Inc. Class A	257	11,981
Meredith Corp.	398	22,204
Nelson (Thomas) Inc.	101	2,954
New York Times Co. Class A	1,424	36,041
News Corp. Class A	23,671	393,175
Readers Digest Association Inc. (The)	916	13,511
Scholastic Corp.[1]	368	9,848
Scripps (E.W.) Co. Class A	837	37,422
Time Warner Inc.	44,431	745,996
Tribune Co.	2,580	70,769
Univision Communications Inc. Class A1	2,203	75,937
Viacom Inc. Class B1	7,620	295,656
Walt Disney Co. (The)	18,992	529,687
Washington Post Co. (The) Class B	57	44,275
Westwood One Inc.	707	7,805

		3,642,438
METAL FABRICATE & HARDWARE – 0.16%
Castle (A.M.) & Co.	93	2,744
Commercial Metals Co.	576	30,810
Kaydon Corp.	290	11,704
Lawson Products Inc.	54	2,211
Mueller Industries Inc.	383	13,669
NS Group Inc.[1]	232	10,679
Precision Castparts Corp.	1,321	78,467
Quanex Corp.	261	17,390
Timken Co. (The)	797	25,719
Valmont Industries Inc.	177	7,441
Wolverine Tube Inc.[1]	146	587
Worthington Industries Inc.	748	15,005

		216,426

MINING – 0.59%
Alcoa Inc.	8,596	262,694
AMCOL International Corp.	220	6,336
Brush Engineered Materials Inc.[1]	198	3,911
Century Aluminum Co.[1]	200	8,490
Freeport-McMoRan Copper & Gold Inc.	1,815	108,483
Newmont Mining Corp.	4,405	228,575
Phelps Dodge Corp.	2,007	161,624
RTI International Metals Inc.[1]	207	11,354

		791,467
OFFICE & BUSINESS EQUIPMENT – 0.18%
Global Imaging Systems Inc.[1]	206	7,824
Pitney Bowes Inc.	2,237	96,034
Xerox Corp.[1]	9,181	139,551

		243,409
OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	645	20,904
HNI Corp.	507	29,913
Interface Inc. Class A1	530	7,319

		58,136
OIL & GAS – 7.42%
Amerada Hess Corp.	789	112,354
Anadarko Petroleum Corp.	2,273	229,596
Apache Corp.	3,257	213,366
Atwood Oceanics Inc.[1]	135	13,636
Cabot Oil & Gas Corp.	461	22,096
Chesapeake Energy Corp.	3,683	115,683
Chevron Corp.	21,956	1,272,789
Cimarex Energy Co.	797	34,478
ConocoPhillips	16,271	1,027,514
Denbury Resources Inc.[1]	1,127	35,692
Devon Energy Corp.	4,357	266,518
ENSCO International Inc.	1,512	77,792
EOG Resources Inc.	2,392	172,224
Exxon Mobil Corp.	60,226	3,665,354
Forest Oil Corp.[1]	552	20,523
Frontier Oil Corp.	554	32,880
Helmerich & Payne Inc.	504	35,189
Kerr-McGee Corp.	1,144	109,229
Marathon Oil Corp.	3,617	275,507
Murphy Oil Corp.	1,627	81,057
Nabors Industries Ltd.[1]	1,558	111,522
Newfield Exploration Co.[1]	1,261	52,836
Noble Corp.	1,352	109,647
Noble Energy Inc.	1,735	76,201
Occidental Petroleum Corp.	4,248	393,577
Patterson-UTI Energy Inc.	1,702	54,396
Penn Virginia Corp.	194	13,774
Petroleum Development Corp.[1]	171	7,757
Pioneer Natural Resources Co.	1,267	56,065
Plains Exploration & Production Co.[1]	753	29,096
Pogo Producing Co.	581	29,195
Pride International Inc.[1]	1,595	49,732
Quicksilver Resources Inc.[1]	638	24,665
Remington Oil & Gas Corp.[1]	239	10,330
Rowan Companies Inc.	1,076	47,301
Southwestern Energy Co.[1]	1,651	53,146
St. Mary Land & Exploration Co.	577	23,559

Stone Energy Corp.[1]	284	12,533
Sunoco Inc.	1,313	101,849
Swift Energy Co.[1]	289	10,826
Transocean Inc.[1]	3,215	258,165
Unit Corp.[1]	469	26,147
Valero Energy Corp.	6,132	366,571
XTO Energy Inc.	3,581	156,024

		9,888,391
OIL & GAS SERVICES – 1.63%
Baker Hughes Inc.	3,375	230,850
BJ Services Co.	3,195	110,547
CARBO Ceramics Inc.	207	11,780
Cooper Cameron Corp.[1]	1,142	50,339
Dril-Quip Inc.[1]	85	6,022
FMC Technologies Inc.[1]	675	34,574
Grant Prideco Inc.[1]	1,287	55,135
Halliburton Co.	5,091	371,745
Hanover Compressor Co.[1]	940	17,503
Helix Energy Solutions Group Inc.[1]	760	28,804
Hydril Co. LP1	181	14,109
Input/Output Inc.[1]	587	5,700
Lone Star Technologies Inc.[1]	308	17,066
Lufkin Industries Inc.	151	8,371
Maverick Tube Corp.[1]	412	21,832
National Oilwell Varco Inc.[1]	1,723	110,479
Oceaneering International Inc.[1]	265	15,185
Schlumberger Ltd.	5,828	737,650
SEACOR Holdings Inc.[1]	212	16,790
Smith International Inc.	1,980	77,141
Tetra Technologies Inc.[1]	352	16,558
Tidewater Inc.	585	32,310
Veritas DGC Inc.[1]	369	16,749
Weatherford International Ltd.[1]	3,439	157,334
W-H Energy Services Inc.[1]	286	12,724

		2,177,297
PACKAGING & CONTAINERS – 0.16%
Ball Corp.	1,024	44,882
Bemis Co. Inc.	1,014	32,022
Chesapeake Corp.	197	2,734
Packaging Corp. of America	619	13,890
Pactiv Corp.[1]	1,410	34,601
Sealed Air Corp.	797	46,122
Sonoco Products Co.	959	32,481

		206,732
PHARMACEUTICALS – 5.46%
Abbott Laboratories	15,174	644,440
Allergan Inc.	1,496	162,316
Alpharma Inc. Class A	439	11,774
AmerisourceBergen Corp.	2,060	99,436
Barr Pharmaceuticals Inc.[1]	1,042	65,625
Bradley Pharmaceuticals Inc.[1]	186	2,766
Bristol-Myers Squibb Co.	19,319	475,441
Cardinal Health Inc.	4,161	310,078
Caremark Rx Inc.[1]	4,423	217,523
Cephalon Inc.[1]	583	35,126
Connetics Corp.[1]	381	6,450
Express Scripts Inc.[1]	1,443	126,840
First Horizon Pharmaceutical Corp.[1]	277	6,983
Forest Laboratories Inc.[1]	3,213	143,396
Gilead Sciences Inc.[1]	4,559	283,661

Hospira Inc.[1]	1,585	62,544
King Pharmaceuticals Inc.[1]	2,383	41,107
Lilly (Eli) & Co.	11,144	616,263
Medco Health Solutions Inc.[1]	3,001	171,717
Medicis Pharmaceutical Corp. Class A	557	18,158
Merck & Co. Inc.	21,569	759,876
MGI Pharma Inc.[1]	768	13,440
Mylan Laboratories Inc.	2,153	50,380
Nature’s Sunshine Products Inc.	113	1,413
NBTY Inc.[1]	573	12,904
Noven Pharmaceuticals Inc.[1]	260	4,683
Omnicare Inc.	1,181	64,943
Par Pharmaceutical Companies Inc.[1]	359	10,117
Perrigo Co.	755	12,314
Pfizer Inc.	72,569	1,808,419
Schering-Plough Corp.	14,588	277,026
Sepracor Inc.[1]	1,045	51,006
Theragenics Corp.[1]	338	1,068
USANA Health Sciences Inc.[1]	104	4,339
Valeant Pharmaceuticals International	948	15,026
VCA Antech Inc.[1]	794	22,613
Watson Pharmaceuticals Inc.[1]	972	27,935
Wyeth	13,255	643,133

		7,282,279
PIPELINES – 0.35%
Dynegy Inc. Class A1	3,054	14,659
El Paso Corp.	6,496	78,277
Equitable Resources Inc.	1,180	43,082
Kinder Morgan Inc.	1,038	95,486
National Fuel Gas Co.	810	26,503
Questar Corp.	841	58,912
Western Gas Resources Inc.	554	26,731
Williams Companies Inc.	5,862	125,388

		469,038
REAL ESTATE INVESTMENT TRUSTS – 1.25%
Acadia Realty Trust	316	7,442
AMB Property Corp.	855	46,401
Apartment Investment & Management Co. Class A	951	44,602
Archstone-Smith Trust	2,102	102,515
Boston Properties Inc.	885	82,526
Colonial Properties Trust	462	23,160
Commercial Net Lease Realty Inc.	572	13,328
Developers Diversified Realty Corp.	1,073	58,747
EastGroup Properties Inc.	214	10,152
Entertainment Properties Trust	235	9,865
Equity Office Properties Trust	4,004	134,454
Equity Residential	2,863	133,960
Essex Property Trust Inc.	215	23,377
Glenborough Realty Trust Inc.	338	7,352
Highwoods Properties Inc.	510	17,202
Hospitality Properties Trust	695	30,351
Kilroy Realty Corp.	279	21,556
Kimco Realty Corp.	1,981	80,508
Lexington Corporate Properties Trust	552	11,509
Liberty Property Trust	869	40,982
LTC Properties Inc.	209	4,861
Macerich Co. (The)	704	52,061
Mack-Cali Realty Corp.	596	28,608
New Century Financial Corp.	538	24,759
New Plan Excel Realty Trust Inc.	1,027	26,640

Parkway Properties Inc.	147	6,421
ProLogis	2,400	128,400
Public Storage Inc.	815	66,202
Regency Centers Corp.	672	45,152
Shurgard Storage Centers Inc. Class A	449	29,917
Simon Property Group Inc.	1,804	151,789
Sovran Self Storage Inc.	174	9,605
Town & Country Trust (The)	181	7,347
United Dominion Realty Trust Inc.	1,322	37,730
Vornado Realty Trust	1,170	112,320
Weingarten Realty Investors	769	31,337

		1,663,138
RETAIL – 6.29%
Abercrombie & Fitch Co. Class A	863	50,313
Advance Auto Parts Inc.	1,053	43,847
Aeropostale Inc.[1]	552	16,648
American Eagle Outfitters Inc.	1,295	38,669
AnnTaylor Stores Corp.[1]	713	26,231
Applebee’s International Inc.	691	16,964
AutoNation Inc.[1]	1,782	38,402
AutoZone Inc.[1]	545	54,331
Barnes & Noble Inc.	496	22,940
Bed Bath & Beyond Inc.[1]	2,764	106,138
Best Buy Co. Inc.	4,009	224,223
Big Lots Inc.[1]	1,058	14,770
BJ’s Wholesale Club Inc.[1]	648	20,418
Bob Evans Farms Inc.	363	10,785
Borders Group Inc.	682	17,214
Brinker International Inc.	833	35,194
Brown Shoe Co. Inc.	188	9,866
Burlington Coat Factory Warehouse Corp.	178	8,090
CarMax Inc.[1]	1,019	33,301
Casey’s General Store Inc.	523	11,961
Cash America International Inc.	305	9,156
Cato Corp. Class A	318	7,587
CBRL Group Inc.	478	20,989
CEC Entertainment Inc.[1]	348	11,700
Cheesecake Factory (The)[1]	758	28,387
Chico’s FAS Inc.[1]	1,783	72,461
Children’s Place Retail Stores Inc. (The)[1]	207	11,985
Christopher & Banks Corp.	363	8,425
Circuit City Stores Inc.	1,485	36,353
Claire’s Stores Inc.	978	35,511
Copart Inc.[1]	650	17,843
Cost Plus Inc.[1]	233	3,984
Costco Wholesale Corp.	4,665	252,656
CVS Corp.	8,060	240,752
Darden Restaurants Inc.	1,295	53,134
Dillard’s Inc. Class A	629	16,379
Dollar General Corp.	3,119	55,113
Dollar Tree Stores Inc.[1]	1,047	28,970
Dress Barn Inc.[1]	239	11,460
Family Dollar Stores Inc.	1,529	40,671
Federated Department Stores Inc.	2,684	195,932
Finish Line Inc. (The)	362	5,955
Foot Locker Inc.	1,527	36,465
Fred’s Inc.	407	5,397
GameStop Corp. Class A1	542	25,550
Gap Inc. (The)	5,657	105,673
Genesco Inc.[1]	234	9,100
Group 1 Automotive Inc.	227	10,792
Guitar Center Inc.[1]	264	12,593

Hancock Fabrics Inc.	234	852
Haverty Furniture Companies Inc.	260	3,731
Hibbet Sporting Goods Inc.[1]	358	11,810
Home Depot Inc.	20,950	886,185
Hot Topic Inc.[1]	482	6,989
IHOP Corp.	188	9,013
Insight Enterprises Inc.[1]	508	11,181
Jack in the Box Inc.[1]	362	15,747
Jill (J.) Group Inc. (The)[1]	234	5,595
Jo-Ann Stores Inc.[1]	236	3,177
Jos. A. Bank Clothiers Inc.[1]	152	7,288
Kohl’s Corp.[1]	3,399	180,181
Landry’s Restaurants Inc.	178	6,289
Limited Brands Inc.	3,432	83,947
Lone Star Steakhouse & Saloon Inc.	140	3,979
Longs Drug Stores Corp.	282	13,051
Lowe’s Companies Inc.	7,711	496,897
MarineMax Inc.[1]	162	5,430
McDonald’s Corp.	12,392	425,789
Men’s Wearhouse Inc. (The)	540	19,408
Michaels Stores Inc.	1,315	49,418
MSC Industrial Direct Co. Inc. Class A	551	29,765
99 Cents Only Stores[1]	508	6,888
Nordstrom Inc.	2,154	84,394
O’Charley’s Inc.[1]	214	3,950
Office Depot Inc.[1]	2,914	108,517
OfficeMax Inc.	675	20,365
O’Reilly Automotive Inc.[1]	1,091	39,887
Outback Steakhouse Inc.	665	29,260
P.F. Chang’s China Bistro Inc.[1,2]	240	11,830
Pacific Sunwear of California Inc.[1]	753	16,686
Panera Bread Co. Class A1	314	23,607
Papa John’s International Inc.[1]	260	8,531
Payless ShoeSource Inc.[1]	715	16,366
Penney (J.C.) Co. Inc.	2,290	138,339
Pep Boys-Manny, Moe & Jack Inc.	597	9,021
PetSmart Inc.	1,365	38,411
Pier 1 Imports Inc.	933	10,832
RadioShack Corp.	1,274	24,499
Rare Hospitality International Inc.[1]	300	10,449
Red Robin Gourmet Burgers Inc.[1]	145	6,844
Regis Corp.	473	16,309
Ross Stores Inc.	1,423	41,537
Ruby Tuesday Inc.	543	17,419
Ryan’s Restaurant Group Inc.[1]	432	6,264
Saks Inc.[1]	1,364	26,325
School Specialty Inc.[1]	229	7,901
Sears Holdings Corp.[1]	984	130,124
Select Comfort Corp.[1]	357	14,119
Sonic Automotive Inc.	317	8,800
Sonic Corp.[1]	550	19,322
Stage Stores Inc.	280	8,330
Staples Inc.	7,184	183,336
Starbucks Corp.[1]	7,527	283,316
Steak n Shake Co. (The)[1]	285	6,014
Stein Mart Inc.	266	4,634
Target Corp.	8,670	450,927
Tiffany & Co.	1,401	52,594
TJX Companies Inc.	4,541	112,708
Too Inc.[1]	301	10,339
Tractor Supply Co.[1]	315	20,897
Triarc Companies Inc. Class B	568	9,929
Tuesday Morning Corp.	270	6,234

Urban Outfitters Inc.[1]	1,063	26,086
Walgreen Co.	9,981	430,481
Wal-Mart Stores Inc.	24,637	1,163,852
Wendy’s International Inc.	1,127	69,942
Williams-Sonoma Inc.[1]	1,137	48,209
World Fuel Services Corp.	284	11,485
Yum! Brands Inc.	2,719	132,850
Zale Corp.[1]	498	13,959

		8,389,918
SAVINGS & LOANS – 0.68%
Anchor BanCorp Wisconsin Inc.	202	6,123
Astoria Financial Corp.	835	25,852
BankAtlantic Bancorp Inc. Class A	470	6,763
BankUnited Financial Corp. Class A	318	8,599
Brookline Bancorp Inc.	620	9,604
Dime Community Bancshares	275	3,952
Downey Financial Corp.	219	14,739
Fidelity Bankshares Inc.	230	7,735
First Niagara Financial Group Inc.	1,172	17,182
FirstFed Financial Corp.[1]	171	10,228
Flagstar Bancorp Inc.	341	5,149
Franklin Bank Corp. (Texas)[1]	241	4,634
Golden West Financial Corp.	2,525	171,448
Harbor Florida Bancshares Inc.	201	7,612
Independence Community Bank Corp.	717	29,885
MAF Bancorp Inc.	290	12,693
New York Community Bancorp Inc.	2,347	41,119
Sovereign Bancorp Inc.	3,519	77,101
Sterling Financial Corp. (Washington)	357	10,353
Washington Federal Inc.	828	20,038
Washington Mutual Inc.	9,778	416,738

		907,547
SEMICONDUCTORS – 3.04%
Actel Corp.[1]	259	4,128
Advanced Micro Devices Inc.[1]	4,741	157,212
Altera Corp.[1]	3,540	73,066
Analog Devices Inc.	3,609	138,189
Applied Materials Inc.	15,644	273,926
Applied Micro Circuits Corp.[1]	2,733	11,123
Atmel Corp.[1]	3,992	18,842
ATMI Inc.[1]	388	11,718
Axcelis Technologies Inc.[1]	1,033	6,053
Broadcom Corp. Class A1	4,343	187,444
Brooks Automation Inc.[1]	751	10,694
Cabot Microelectronics Corp.[1]	261	9,683
Cohu Inc.	215	4,562
Credence Systems Corp.[1]	990	7,267
Cree Inc.[1]	734	24,083
Cypress Semiconductor Corp.[1]	1,274	21,594
Diodes Inc.[1]	195	8,093
DSP Group Inc.[1]	287	8,326
ESS Technology Inc.[1]	458	1,521
Exar Corp.[1]	341	4,869
Fairchild Semiconductor International Inc. Class A1	1,161	22,140
Freescale Semiconductor Inc. Class B1	4,045	112,330
Integrated Device Technology Inc.[1]	1,956	29,066
Intel Corp.	58,020	1,122,687
International Rectifier Corp.[1]	717	29,705
Intersil Corp. Class A	1,400	40,488
KLA-Tencor Corp.	1,966	95,076

Kopin Corp.[1]	674	3,377
Kulicke & Soffa Industries Inc.[1]	510	4,865
Lam Research Corp.[1]	1,378	59,254
Lattice Semiconductor Corp.[1]	1,158	7,712
Linear Technology Corp.	3,013	105,696
LSI Logic Corp.[1]	3,857	44,587
Maxim Integrated Products Inc.	3,160	117,394
MEMC Electronic Materials Inc.[1]	1,627	60,069
Micrel Inc.[1]	557	8,255
Microchip Technology Inc.	2,099	76,194
Micron Technology Inc.[1]	6,098	89,763
Microsemi Corp.[1]	657	19,125
National Semiconductor Corp.	3,326	92,596
Novellus Systems Inc.[1]	1,312	31,488
NVIDIA Corp.[1]	1,687	96,598
Pericom Semiconductor Corp.[1]	312	3,076
Photronics Inc.[1]	438	8,217
PMC-Sierra Inc.[1]	1,896	23,302
Power Integrations Inc.[1]	294	7,285
QLogic Corp.[1]	1,568	30,341
Rudolph Technologies Inc.[1]	232	3,956
Semtech Corp.[1]	662	11,843
Silicon Laboratories Inc.[1]	452	24,837
Skyworks Solutions Inc.[1]	1,637	11,115
Standard Microsystems Corp.[1]	198	5,144
Supertex Inc.[1]	118	4,439
Teradyne Inc.[1]	1,886	29,252
Texas Instruments Inc.	15,782	512,442
TriQuint Semiconductor Inc.[1]	1,413	6,952
Ultratech Inc.[1]	239	5,851
Varian Semiconductor Equipment Associates Inc.[1]	576	16,174
Veeco Instruments Inc.[1]	221	5,160
Xilinx Inc.	3,398	86,513

		4,046,757
SOFTWARE – 3.78%
Activision Inc.[1]	2,681	36,971
Acxiom Corp.	775	20,026
Adobe Systems Inc.[1]	5,914	206,517
Advent Software Inc.[1]	172	4,888
Altiris Inc.[1]	222	4,886
ANSYS Inc.[1]	300	16,245
Autodesk Inc.[1]	2,274	87,594
Automatic Data Processing Inc.	5,715	261,061
Avid Technology Inc.[1]	420	18,253
BMC Software Inc.[1]	2,096	45,399
CA Inc.	4,497	122,363
Captaris Inc.[1]	364	1,685
Cerner Corp.[1]	603	28,612
Citrix Systems Inc.[1]	1,758	66,628
Compuware Corp.[1]	3,766	29,488
CSG Systems International Inc.[1]	445	10,351
Dendrite International Inc.[1]	433	5,910
Digi International Inc.[1]	234	2,731
Dun & Bradstreet Corp.[1]	660	50,609
eFunds Corp.[1]	465	12,016
Electronic Arts Inc.[1]	2,995	163,886
Epicor Software Corp.[1]	567	7,615
EPIQ Systems Inc.[1]	118	2,242
Fair Isaac Corp.	622	24,644
Fidelity National Information Services Inc.	917	37,184
FileNET Corp.[1]	411	11,105

First Data Corp.	7,564	354,146
Fiserv Inc.[1]	1,818	77,356
Global Payments Inc.	638	33,820
Hyperion Solutions Corp.[1]	609	19,853
IMS Health Inc.	1,962	50,561
Inter-Tel Inc.	208	4,460
Intuit Inc.[1]	1,744	92,763
JDA Software Group Inc.[1]	289	4,173
Keane Inc.[1]	498	7,844
ManTech International Corp. Class A1	192	6,378
MapInfo Corp.[1]	198	2,776
Microsoft Corp.	87,647	2,384,875
MoneyGram International Inc.	828	25,436
MRO Software Inc.[1]	212	3,384
Neoware Inc.[1]	204	6,042
Novell Inc.[1]	3,752	28,815
Open Solutions Inc.[1]	203	5,544
Oracle Corp.[1]	37,161	508,734
Parametric Technology Corp.[1]	1,132	18,486
Per-Se Technologies Inc.[1]	350	9,331
Phoenix Technologies Ltd.[1]	286	1,939
Progress Software Corp.[1]	416	12,101
Quality Systems Inc.	168	5,561
SEI Investments Co.	618	25,048
SPSS Inc.[1]	162	5,129
Sybase Inc.[1]	869	18,353
Take-Two Interactive Software Inc.[1]	720	13,435
THQ Inc.[1,2]	652	16,880
Transaction Systems Architects Inc. Class A1	386	12,047
Wind River Systems Inc.[1]	786	9,786

		5,043,965
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.[1]	296	9,152

		9,152
TELECOMMUNICATIONS – 5.81%
Adaptec Inc.[1]	1,154	6,382
ADC Telecommunications Inc.[1]	1,119	28,635
ADTRAN Inc.	703	18,405
Aeroflex Inc.[1]	796	10,929
Alltel Corp.	3,826	247,734
Andrew Corp.[1]	1,541	18,923
Anixter International Inc.	339	16,197
Applied Signal Technology Inc.	115	2,280
AT&T Inc.	38,263	1,034,632
Avaya Inc.[1]	4,107	46,409
BellSouth Corp.	17,730	614,345
Black Box Corp.	185	8,889
C-COR Inc.[1]	432	3,776
CenturyTel Inc.	1,290	50,465
CIENA Corp.[1]	5,693	29,661
Cincinnati Bell Inc.[1]	2,549	11,521
Cisco Systems Inc.[1]	60,660	1,314,502
Citizens Communications Co.	3,234	42,915
Commonwealth Telephone Enterprises Inc.	234	8,061
CommScope Inc.[1]	527	15,046
Comtech Telecommunications Corp.[1]	196	5,717
Comverse Technology Inc.[1]	1,988	46,778
Corning Inc.[1]	15,245	410,243
Ditech Communications Corp.[1]	295	3,083
General Communication Inc. Class A1	469	5,670
Harmonic Inc.[1]	742	4,727

Harris Corp.	1,320	62,423
Intrado Inc.[1]	198	5,144
JDS Uniphase Corp.[1]	16,514	68,863
Lucent Technologies Inc.[1]	44,055	134,368
Motorola Inc.	24,650	564,732
NETGEAR Inc.[1]	340	6,463
Network Equipment Technologies Inc.[1]	286	1,135
Newport Corp.[1]	402	7,582
Novatel Wireless Inc.[1]	302	2,703
Plantronics Inc.	452	16,014
Polycom Inc.[1]	821	17,799
Powerwave Technologies Inc.[1]	1,109	14,960
QUALCOMM Inc.	16,335	826,714
Qwest Communications International Inc.[1]	15,289	103,965
RF Micro Devices Inc.[1]	1,970	17,041
Sprint Nextel Corp.	29,263	756,156
Symmetricom Inc.[1]	510	4,361
Telephone & Data Systems Inc.	1,010	39,834
Tellabs Inc.[1]	4,438	70,564
3Com Corp.[1]	4,011	20,536
Tollgrade Communications Inc.[1]	121	1,800
UTStarcom Inc.[1]	1,085	6,825
Verizon Communications Inc.	28,865	983,142
Viasat Inc.[1]	236	6,761

		7,745,810
TEXTILES – 0.08%
Angelica Corp.	89	1,826
Cintas Corp.	1,357	57,835
G&K Services Inc. Class A	220	9,359
Mohawk Industries Inc.[1]	521	42,055

		111,075
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	1,752	36,967
JAKKS Pacific Inc.[1]	265	7,086
Lenox Group Inc.[1]	146	1,913
Mattel Inc.	3,830	69,438

		115,404
TRANSPORTATION – 1.93%
Alexander & Baldwin Inc.	455	21,694
Arkansas Best Corp.	263	10,289
Bristow Group Inc.[1]	260	8,034
Burlington Northern Santa Fe Corp.	3,678	306,488
CH Robinson Worldwide Inc.	1,684	82,668
CNF Inc.	495	24,720
CSX Corp.	2,164	129,407
EGL Inc.[1]	342	15,390
Expeditors International Washington Inc.	1,051	90,796
FedEx Corp.	2,997	338,481
Forward Air Corp.	284	10,590
Heartland Express Inc.	479	10,437
Hub Group Inc. Class A1	200	9,116
Hunt (J.B.) Transport Services Inc.	1,205	25,956
Kansas City Southern Industries Inc.[1]	751	18,550
Kirby Corp.[1]	261	17,777
Knight Transportation Inc.	594	11,732
Landstar System Inc.	562	24,795
Norfolk Southern Corp.	4,065	219,795
Old Dominion Freight Line Inc.[1]	294	7,923
Overseas Shipholding Group Inc.	302	14,475
Ryder System Inc.	591	26,465

Swift Transportation Co. Inc.[1]	527	11,452
Union Pacific Corp.	2,613	243,924
United Parcel Service Inc. Class B	10,771	855,002
Werner Enterprises Inc.	528	9,699
YRC Worldwide Inc.[1]	553	21,047

		2,566,702
TRUCKING & LEASING – 0.02%
GATX Corp.	523	21,595

		21,595
WATER – 0.03%
American States Water Co.	172	6,426
Aqua America Inc.	1,266	35,220

		41,646

TOTAL COMMON STOCKS (Cost: $121,199,518)		133,052,148

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS – 0.30%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,724	1,724
Washington Mutual Bank
4.79%, 05/10/06	1,724	1,724
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,758	2,758

		6,206
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
4.40%, 05/08/06	1,724	1,716
Aspen Funding Corp.
4.90%, 04/03/06	586	586
Barton Capital Corp.
4.73%, 05/10/06	1,379	1,372
Bryant Park Funding LLC
4.72%, 04/18/06	1,852	1,849
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	862	860
CC USA Inc.
4.23%, 04/21/06	1,034	1,032
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	8,618	8,601
Ebury Finance Ltd.
4.79%, 05/10/06	862	858
Edison Asset Securitization LLC
4.37%, 05/08/06	1,724	1,716
Galaxy Funding Inc.
4.23%, 04/18/06	989	988
Giro Funding Corp.
4.76%, 04/24/06	862	859
Grampian Funding LLC
4.41%, 05/15/06	1,724	1,715
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	4,849	4,835

Liberty Street Funding Corp.
4.73%, 04/18/06	862	860
Mont Blanc Capital Corp.
4.73%, 04/20/06	5,171	5,159
Nordea North America Inc.
4.16%, 04/04/06	3,620	3,619
Park Granada LLC
4.75%, 05/05/06	1,492	1,486
Sigma Finance Inc.
4.16%, 04/06/06	2,068	2,068
Solitaire Funding Ltd.
4.75%, 05/10/06	1,034	1,029
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	7,013	6,998
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,701	1,698
Tulip Funding Corp.
4.80%, 04/28/06	3,447	3,436

		53,340
MEDIUM-TERM NOTES[3] – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	1,069	1,069
K2 USA LLC
3.94%, 07/07/06	2,068	2,068
Marshall & Ilsley Bank
5.18%, 12/15/06	3,447	3,456
Sigma Finance Inc.
5.13%, 03/30/07	1,207	1,207
Toronto-Dominion Bank
3.81%, 06/20/06	4,309	4,309
US Bank N.A.
2.85%, 11/15/06	689	682

		12,791
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%[4,5]	156,967	156,967

		156,967
REPURCHASE AGREEMENTS[3] – 0.03%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $5,173 (collateralized by non-U.S. Government debt securities, value $5,703, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$5,171	5,171
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $8,622 (collateralized by non-U.S. Government debt securities, value $9,053, 3.82% to 6.58%, 4/21/34 to 11/20/35).	8,618	8,618
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $8,621 (collateralized by U.S. Government obligations, value $8,775, 4.50% to 5.00%, 4/1/34 to 3/1/36).	8,618	8,618

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,898 (collateralized by non-U.S. Government debt securities, value $7,258, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,895	6,895
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,448 (collateralized by U.S. Government obligations, value $3,525, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,447	3,447
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,448 (collateralized by non-U.S. Government debt securities, value $3,569, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,447	3,447

		36,196
TIME DEPOSITS[3] – 0.01%
Fifth Third Bank
4.84%, 04/03/06	3,873	3,873
Societe Generale
4.85%, 04/03/06	3,447	3,447
UBS AG
4.88%, 04/03/06	6,895	6,895

		14,215
VARIABLE & FLOATING RATE NOTES[3] – 0.09%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07[6]	7,963	7,966
American Express Bank
4.74%, 07/19/06	862	862
American Express Centurion Bank
4.78%, 06/29/06	1,379	1,379
American Express Credit Corp.
4.76%, 02/05/07	1,034	1,035
ASIF Global Financing
4.95%, 05/30/06[6]	6,550	6,552
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07[6]	2,241	2,241
Beta Finance Inc.
4.77%, 05/25/06[6]	2,413	2,413
BMW US Capital LLC
4.72%, 04/16/07[6]	3,447	3,447
Carlyle Loan Investment Ltd.
4.80%, 04/13/07[6]	276	276
CC USA Inc.
4.77%, 05/25/06[6]	1,896	1,896
Commodore CDO Ltd.
4.97%, 12/12/06[6]	862	862
DEPFA Bank PLC
4.92%, 03/15/07	3,447	3,447
Eli Lilly Services Inc.
4.60%, 03/30/07[6]	3,447	3,447
Fifth Third Bancorp.
4.78%, 01/23/07[6]	6,895	6,895
General Electric Capital Corp.
4.79%, 04/09/07	1,551	1,552
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,447	3,447
HBOS Treasury Services PLC
5.00%, 04/24/07[6]	3,447	3,447
Leafs LLC
4.78%, 01/22/07 - 02/20/07[6]	3,609	3,608

Marshall & Ilsley Bank
4.73%, 02/15/07	1,896	1,896
Metropolitan Life Global Funding I
4.67%, 04/05/07[6]	5,171	5,171
Natexis Banques Populaires
4.73%, 04/13/07[6]	2,586	2,586
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07[6]	9,308	9,308
Northern Rock PLC
4.68%, 02/02/07[6]	4,137	4,137
Permanent Financing PLC
4.66%, 06/12/06[6]	2,999	3,000
Pfizer Investment Capital PLC
4.71%, 02/15/07[6]	3,447	3,447
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,586	2,586
Sedna Finance Inc.
4.75%, 09/20/06[6]	1,034	1,034
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07[6]	3,447	3,447
Strips III LLC
4.86%, 07/24/06[6]	869	869
SunTrust Bank
4.62%, 04/28/06	5,171	5,171
Toyota Motor Credit Corp.
4.81%, 04/10/06	1,551	1,551
UniCredito Italiano SpA
4.84%, 06/14/06	4,482	4,481
Union Hamilton Special Funding LLC
4.97%, 09/28/06[6]	3,447	3,447
US Bank N.A.
4.75%, 09/29/06	1,551	1,551
Wachovia Asset Securitization Inc.
4.81%, 04/24/06[6]	6,300	6,300
Wells Fargo & Co.
4.74%, 03/15/07[6]	1,724	1,724
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06[6]	1,724	1,724
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06[6]	2,068	2,069
Wind Master Trust
4.82%, 08/25/06[6]	357	357
Winston Funding Ltd.
4.68%, 04/23/06[6]	2,461	2,461

		123,089

TOTAL SHORT-TERM INVESTMENTS (Cost: $402,804)		402,804

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $121,602,322)		133,454,952
Other Assets, Less Liabilities – (0.08)%		(112,614)

NET ASSETS – 100.00%		$133,342,338

NVS - Non-Voting Shares

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.99%
ADVERTISING – 0.25%
Clear Channel Outdoor Holdings Inc. Class A(1)	6,750	$158,287
Donnelley (R.H.) Corp.(1)	12,091	704,059
Getty Images Inc.(1)	9,389	703,048
Harte-Hanks Inc.	10,867	297,212
Interpublic Group of Companies Inc.(1)	81,573	779,838
Lamar Advertising Co.(1)	16,211	853,023
Omnicom Group Inc.	35,702	2,972,192

		6,467,659
AEROSPACE & DEFENSE – 1.92%
Alliant Techsystems Inc.(1)	7,113	548,910
Boeing Co. (The)	160,103	12,476,827
General Dynamics Corp.	77,842	4,980,331
Goodrich (B.F.) Co.	23,268	1,014,717
L-3 Communications Holdings Inc.	22,905	1,965,020
Lockheed Martin Corp.	71,686	5,385,769
Northrop Grumman Corp.	69,773	4,764,798
Raytheon Co.	87,768	4,023,285
Rockwell Collins Inc.	34,379	1,937,257
United Technologies Corp.	198,340	11,497,770

		48,594,684
AGRICULTURE – 1.61%
Altria Group Inc.	401,178	28,427,473
Archer-Daniels-Midland Co.	126,921	4,270,892
Loews Corp. – Carolina Group	13,066	617,630
Monsanto Co.	52,136	4,418,526
Reynolds American Inc.	16,496	1,740,328
UST Inc.	31,842	1,324,627

		40,799,476
AIRLINES – 0.16%
AMR Corp.(1)	34,584	935,497
JetBlue Airways Corp.(1)	29,401	315,179
Southwest Airlines Co.	152,665	2,746,443

		3,997,119
APPAREL – 0.38%
Coach Inc.(1)	73,359	2,536,754
Columbia Sportswear Co.(1)	2,900	154,657
Jones Apparel Group Inc.	21,403	757,024
Liz Claiborne Inc.	21,134	866,071
Nike Inc. Class B	36,514	3,107,341
Polo Ralph Lauren Corp.	10,635	644,587
Quiksilver Inc.(1)	22,742	315,204
Timberland Co. Class A(1)	10,086	345,244
VF Corp.	16,868	959,789

		9,686,671

AUTO MANUFACTURERS – 0.32%
Ford Motor Co.	341,863	2,721,229
General Motors Corp.(2)	89,131	1,895,816
Navistar International Corp.(1)	11,979	330,381
Oshkosh Truck Corp.	14,002	871,484
PACCAR Inc.	33,642	2,371,088

		8,189,998
AUTO PARTS & EQUIPMENT – 0.21%
Autoliv Inc.	16,121	912,126
BorgWarner Inc.	10,932	656,357
Goodyear Tire & Rubber Co. (The)(1)	29,997	434,357
Johnson Controls Inc.	37,401	2,839,858
Lear Corp.(2)	13,024	230,916
TRW Automotive Holdings Corp.(1)	8,349	194,532

		5,268,146
BANKS – 6.41%
AmSouth Bancorp	68,071	1,841,321
Associated Bancorp	26,307	893,912
Bank of America Corp.	902,011	41,077,581
Bank of Hawaii Corp.	10,126	539,817
Bank of New York Co. Inc. (The)	150,782	5,434,183
BB&T Corp.	105,631	4,140,735
BOK Financial Corp.	4,369	207,746
City National Corp.	8,002	614,474
Colonial BancGroup Inc. (The)	30,011	750,275
Comerica Inc.	32,552	1,887,039
Commerce Bancorp Inc.	33,531	1,228,911
Commerce Bancshares Inc.	12,181	629,392
Compass Bancshares Inc.	23,880	1,208,567
Cullen/Frost Bankers Inc.	10,524	565,665
East West Bancorp Inc.	10,844	418,036
Fifth Third Bancorp	91,685	3,608,722
First Horizon National Corp.	23,956	997,767
FirstMerit Corp.	16,095	396,903
Fulton Financial Corp.	32,242	554,562
Huntington Bancshares Inc.	49,806	1,201,819
International Bancshares Corp.	8,848	254,203
Investors Financial Services Corp.	12,909	605,045
KeyCorp	78,801	2,899,877
M&T Bank Corp.	14,763	1,685,049
Marshall & Ilsley Corp.	44,180	1,925,364
Mellon Financial Corp.	82,305	2,930,058
Mercantile Bankshares Corp.	23,047	886,157
National City Corp.	110,219	3,846,643
North Fork Bancorp Inc.	92,999	2,681,161
Northern Trust Corp.	38,425	2,017,313
PNC Financial Services Group	54,827	3,690,405
Popular Inc.	53,454	1,109,705
Regions Financial Corp.	90,261	3,174,479
Sky Financial Group Inc.	18,462	489,243
South Financial Group Inc. (The)	13,824	361,498
State Street Corp.	64,250	3,882,628
SunTrust Banks Inc.	70,208	5,108,334
Synovus Financial Corp.	60,023	1,626,023
TCF Financial Corp.	26,138	673,054
TD Banknorth Inc.	23,792	698,295
U.S. Bancorp	355,118	10,831,099
UnionBanCal Corp.	10,941	767,621
Valley National Bancorp	21,000	538,020
Wachovia Corp.	313,214	17,555,645
Webster Financial Corp.	10,378	502,918

Wells Fargo & Co.	326,883	20,878,017
Whitney Holding Corp.	12,195	432,435
Wilmington Trust Corp.	13,079	566,975
Zions Bancorporation	20,025	1,656,668

		162,471,359
BEVERAGES – 1.84%
Anheuser-Busch Companies Inc.	150,533	6,438,296
Brown-Forman Corp. Class B	10,786	830,198
Coca-Cola Co. (The)	403,498	16,894,461
Coca-Cola Enterprises Inc.	58,199	1,183,768
Constellation Brands Inc.(1)	36,935	925,222
Molson Coors Brewing Co. Class B	9,034	619,913
Pepsi Bottling Group Inc.	26,936	818,585
PepsiAmericas Inc.	13,081	319,830
PepsiCo Inc.	324,414	18,747,885

		46,778,158
BIOTECHNOLOGY – 1.61%
Affymetrix Inc.(1)	12,786	421,043
Amgen Inc.(1)	239,743	17,441,303
Biogen Idec Inc.(1)	67,010	3,156,171
Celgene Corp.(1)	64,994	2,874,035
Charles River Laboratories International Inc.(1)	13,823	677,603
Chiron Corp.(1)	22,152	1,014,783
Genentech Inc.(1)	89,879	7,595,674
Genzyme Corp.(1)	48,791	3,279,731
Invitrogen Corp.(1)	9,490	665,534
MedImmune Inc.(1)	47,794	1,748,305
Millennium Pharmaceuticals Inc.(1)	59,458	601,120
Millipore Corp.(1)	10,361	756,975
PDL BioPharma Inc.(1)	21,718	712,350

		40,944,627
BUILDING MATERIALS – 0.34%
American Standard Companies Inc.	36,135	1,548,746
Florida Rock Industries Inc.(2)	9,094	511,265
Lafarge North America Inc.	6,573	552,132
Martin Marietta Materials Inc.	9,175	982,000
Masco Corp.	84,375	2,741,344
USG Corp.(1)	7,101	674,311
Vulcan Materials Co.	19,701	1,707,092

		8,716,890
CHEMICALS – 1.48%
Air Products & Chemicals Inc.	44,313	2,977,390
Airgas Inc.	12,071	471,855
Albemarle Corp.	7,098	321,894
Ashland Inc.	12,540	891,343
Cabot Corp.	12,171	413,692
Celanese Corp. Class A	9,640	202,151
Chemtura Corp.	45,123	531,549
Cytec Industries Inc.	7,758	465,558
Dow Chemical Co. (The)	186,284	7,563,130
Du Pont (E.I.) de Nemours and Co.	178,169	7,520,514
Eastman Chemical Co.	15,514	794,007
Ecolab Inc.	35,366	1,350,981
Engelhard Corp.	23,294	922,675
FMC Corp.	7,196	446,008
Huntsman Corp.(1)	11,602	223,919
International Flavors & Fragrances Inc.	18,233	625,757
Lubrizol Corp.	13,014	557,650
Lyondell Chemical Co.	38,481	765,772

Mosaic Co. (The)(1)	24,759	355,292
PPG Industries Inc.	33,123	2,098,342
Praxair Inc.	62,861	3,466,784
Rohm & Haas Co.	31,010	1,515,459
RPM International Inc.	22,602	405,480
Sherwin-Williams Co. (The)	22,348	1,104,885
Sigma-Aldrich Corp.	13,256	872,112
Tronox Inc. Class B(1)	37	631
Valhi Inc.	1,889	33,435
Valspar Corp. (The)	19,607	546,447

		37,444,712
COAL – 0.22%
Arch Coal Inc.	13,880	1,054,047
CONSOL Energy Inc.	17,595	1,304,845
Massey Energy Co.	15,924	574,379
Peabody Energy Corp.	50,624	2,551,956

		5,485,227
COMMERCIAL SERVICES – 1.20%
ADESA Inc.	17,304	462,709
Alliance Data Systems Corp.(1)	16,035	749,957
Apollo Group Inc. Class A(1)	27,655	1,452,164
ARAMARK Corp. Class B	13,765	406,618
Block (H & R) Inc.	63,741	1,379,993
Career Education Corp.(1)	19,725	744,224
Cendant Corp.	203,356	3,528,227
ChoicePoint Inc.(1)	17,427	779,858
Convergys Corp.(1)	27,263	496,459
Corporate Executive Board Co. (The)	7,998	806,998
Deluxe Corp.	9,805	256,597
Donnelley (R.R.) & Sons Co.	41,185	1,347,573
Education Management Corp.(1)	14,367	597,667
Equifax Inc.	24,985	930,441
Hewitt Associates Inc. Class A(1)	7,355	218,738
Interactive Data Corp.	7,029	165,182
Iron Mountain Inc.(1)	21,159	862,018
ITT Educational Services Inc.(1)	8,077	517,332
Laureate Education Inc.(1)	9,508	507,537
Live Nation Inc.(1)	13,172	261,332
Manpower Inc.	17,387	994,189
McKesson Corp.	58,373	3,042,985
Moody’s Corp.	48,711	3,480,888
Paychex Inc.	64,585	2,690,611
Pharmaceutical Product Development Inc.	18,654	645,615
Rent-A-Center Inc.(1)	13,706	350,737
Robert Half International Inc.	33,053	1,276,176
Service Corp. International	59,999	467,992
ServiceMaster Co. (The)	56,100	736,032
Weight Watchers International Inc.	7,458	383,341

		30,540,190
COMPUTERS – 3.89%
Affiliated Computer Services Inc. Class A(1)	23,266	1,388,050
Apple Computer Inc.(1)	159,653	10,013,436
BISYS Group Inc. (The)(1)	23,211	312,884
CACI International Inc. Class A(1)	5,739	377,339
Cadence Design Systems Inc.(1)	53,218	984,001
Ceridian Corp.(1)	28,902	735,556
Cognizant Technology Solutions Corp.(1)	26,087	1,551,916
Computer Sciences Corp.(1)	36,880	2,048,684
Dell Inc.(1)	447,681	13,322,987
Diebold Inc.	13,824	568,166

DST Systems Inc.(1)	12,202	706,984
Electronic Data Systems Corp.	100,936	2,708,113
EMC Corp.(1)	465,847	6,349,495
Hewlett-Packard Co.	560,963	18,455,683
International Business Machines Corp.	312,532	25,774,514
Lexmark International Inc.(1)	21,535	977,258
National Instruments Corp.	10,655	347,566
NCR Corp.(1)	36,075	1,507,574
Network Appliance Inc.(1)	71,323	2,569,768
Reynolds & Reynolds Co. (The) Class A	12,192	346,253
SanDisk Corp.(1)	37,747	2,171,207
SRA International Inc. Class A(1)	5,571	210,194
Sun Microsystems Inc.(1)	658,337	3,377,269
Synopsys Inc.(1)	28,021	626,269
Unisys Corp.(1)	65,027	448,036
Western Digital Corp.(1)	41,060	797,796

		98,676,998
COSMETICS & PERSONAL CARE – 1.81%
Alberto-Culver Co.	14,379	635,983
Avon Products Inc.	91,258	2,844,512
Colgate-Palmolive Co.	101,484	5,794,736
Estee Lauder Companies Inc. (The) Class A	24,770	921,196
Procter & Gamble Co.	618,906	35,661,364

		45,857,791
DISTRIBUTION & WHOLESALE – 0.23%
CDW Corp.	11,966	704,199
Fastenal Co.	24,033	1,137,722
Genuine Parts Co.	33,674	1,475,931
Grainger (W.W.) Inc.	14,835	1,117,817
Ingram Micro Inc. Class A(1)	24,661	493,220
SCP Pool Corp.	10,204	478,670
Tech Data Corp.(1)	11,369	419,630

		5,827,189
DIVERSIFIED FINANCIAL SERVICES – 7.83%
Affiliated Managers Group Inc.(1)	6,478	690,620
American Express Co.	211,955	11,138,235
AmeriCredit Corp.(1)(2)	24,996	768,127
Ameriprise Financial Inc.	42,385	1,909,868
Bear Stearns Companies Inc. (The)	23,115	3,206,051
BlackRock Inc.	3,847	538,580
Capital One Financial Corp.	58,044	4,673,703
CBOT Holdings Inc. Class A(1)(2)	622	74,267
Chicago Mercantile Exchange Holdings Inc.	6,667	2,983,483
CIT Group Inc.	38,992	2,086,852
Citigroup Inc.	1,007,692	47,593,293
Countrywide Financial Corp.	113,625	4,170,038
E*TRADE Financial Corp.(1)	80,460	2,170,811
Eaton Vance Corp.	25,624	701,585
Edwards (A.G.) Inc.	14,831	739,474
Federal Home Loan Mortgage Corp.	133,426	8,138,986
Federal National Mortgage Association	187,552	9,640,173
Federated Investors Inc. Class B	16,105	628,900
First Marblehead Corp. (The)(2)	4,986	215,645
Franklin Resources Inc.	31,437	2,962,623
Friedman, Billings, Ramsey Group Inc. Class A	27,021	253,457
Goldman Sachs Group Inc. (The)	75,816	11,900,079
IndyMac Bancorp Inc.	12,043	492,920
Janus Capital Group Inc.	40,613	941,003
Jefferies Group Inc.	9,881	578,039

JP Morgan Chase & Co.	681,633	28,383,198
Legg Mason Inc.	23,977	3,005,037
Lehman Brothers Holdings Inc.	53,602	7,747,097
Merrill Lynch & Co. Inc.	182,620	14,383,151
Morgan Stanley	212,270	13,334,801
Nelnet Inc. Class A(1)	3,403	141,735
Nuveen Investments Inc. Class A	9,978	480,441
Raymond James Financial Inc.	18,317	541,451
Rowe (T.) Price Group Inc.	25,115	1,964,244
Schwab (Charles) Corp. (The)	204,429	3,518,223
SLM Corp.	81,502	4,233,214
Student Loan Corp.	780	181,740
TD Ameritrade Holding Corp.	69,883	1,458,458

		198,569,602
ELECTRIC – 3.04%
AES Corp. (The)(1)	127,418	2,173,751
Allegheny Energy Inc.(1)	31,319	1,060,148
Alliant Energy Corp.	22,288	701,403
Ameren Corp.	37,798	1,883,096
American Electric Power Co. Inc.	74,252	2,526,053
CenterPoint Energy Inc.	59,371	708,296
Cinergy Corp.	38,266	1,737,659
CMS Energy Corp.(1)	42,018	544,133
Consolidated Edison Inc.	47,072	2,047,632
Constellation Energy Group Inc.	34,367	1,880,219
Dominion Resources Inc.	66,157	4,566,818
DPL Inc.	24,406	658,962
DTE Energy Co.	33,627	1,348,106
Duke Energy Corp.	179,915	5,244,522
Edison International	62,499	2,573,709
Energy East Corp.	28,302	687,739
Entergy Corp.	40,986	2,825,575
Exelon Corp.	129,559	6,853,671
FirstEnergy Corp.	63,283	3,094,539
FPL Group Inc.	76,398	3,066,616
Great Plains Energy Inc.	14,461	407,077
Hawaiian Electric Industries Inc.(2)	15,589	422,930
MDU Resources Group Inc.	22,841	764,031
Northeast Utilities	28,915	564,710
NRG Energy Inc.(1)	26,581	1,201,993
NSTAR	20,570	588,508
OGE Energy Corp.	17,308	501,932
Pepco Holdings Inc.	36,455	830,809
PG&E Corp.	66,813	2,599,026
Pinnacle West Capital Corp.	18,906	739,225
PNM Resources Inc.	13,258	323,495
PPL Corp.	74,002	2,175,659
Progress Energy Inc.	48,107	2,115,746
Public Service Enterprise Group Inc.	48,712	3,119,516
Puget Energy Inc.	22,260	471,467
Reliant Energy Inc.(1)	58,210	615,862
SCANA Corp.	21,900	859,356
Southern Co. (The)	144,559	4,737,198
TECO Energy Inc.	40,032	645,316
TXU Corp.	93,117	4,167,917
Westar Energy Inc.	16,632	346,112
Wisconsin Energy Corp.	22,603	903,894
WPS Resources Corp.	7,711	379,535
Xcel Energy Inc.	77,475	1,406,171

		77,070,132

ELECTRICAL COMPONENTS & EQUIPMENT – 0.40%
American Power Conversion Corp.	32,074	741,230
AMETEK Inc.	13,419	603,318
Emerson Electric Co.	80,779	6,755,548
Energizer Holdings Inc.(1)	12,598	667,694
Hubbell Inc. Class B	11,916	610,814
Molex Inc.	27,020	897,064

		10,275,668
ELECTRONICS – 0.68%
Agilent Technologies Inc.(1)	83,475	3,134,486
Amphenol Corp. Class A	16,984	886,225
Applera Corp. - Applied Biosystems Group	35,392	960,539
Arrow Electronics Inc.(1)	22,722	733,239
Avnet Inc.(1)	27,814	705,919
AVX Corp.	9,886	174,982
Dolby Laboratories Inc. Class A(1)	5,331	111,418
Fisher Scientific International Inc.(1)	23,466	1,596,861
FLIR Systems Inc.(1)(2)	11,760	334,102
Gentex Corp.	30,139	526,227
Jabil Circuit Inc.(1)	32,046	1,373,492
Mettler Toledo International Inc.(1)	8,333	502,813
PerkinElmer Inc.	24,988	586,468
Sanmina-SCI Corp.(1)	100,825	413,383
Solectron Corp.(1)	171,963	687,852
Symbol Technologies Inc.	46,990	497,154
Tektronix Inc.	16,024	572,217
Thermo Electron Corp.(1)	31,070	1,152,386
Thomas & Betts Corp.(1)	11,622	597,138
Trimble Navigation Ltd.(1)	10,134	456,537
Vishay Intertechnology Inc.(1)	32,385	461,162
Waters Corp.(1)	20,732	894,586

		17,359,186
ENGINEERING & CONSTRUCTION – 0.09%
Fluor Corp.	16,688	1,431,830
Jacobs Engineering Group Inc.(1)	11,059	959,258

		2,391,088
ENTERTAINMENT – 0.20%
DreamWorks Animation SKG Inc. Class A(1)	7,702	203,718
GTECH Holdings Corp.	24,099	820,571
International Game Technology Inc.	66,957	2,358,226
International Speedway Corp. Class A	6,777	344,949
Penn National Gaming Inc.(1)	13,003	548,467
Regal Entertainment Group Class A(2)	8,351	157,082
Scientific Games Corp. Class A(1)	11,542	405,470
Warner Music Group Corp.	6,207	134,630

		4,973,113
ENVIRONMENTAL CONTROL – 0.25%
Allied Waste Industries Inc.(1)	40,583	496,736
Nalco Holding Co.(1)	15,982	282,881
Republic Services Inc.	26,412	1,122,774
Stericycle Inc.(1)	8,521	576,190
Waste Management Inc.	109,843	3,877,458

		6,356,039
FOOD – 1.47%
Albertson’s Inc.	71,287	1,829,937
Campbell Soup Co.	44,571	1,444,100
ConAgra Foods Inc.	101,000	2,167,460

Dean Foods Co.(1)	27,003	1,048,526
Del Monte Foods Co.	38,417	455,626
General Mills Inc.	56,974	2,887,442
Heinz (H.J.) Co.	67,765	2,569,649
Hershey Co. (The)	32,940	1,720,456
Hormel Foods Corp.	14,310	483,678
Kellogg Co.	48,881	2,152,719
Kraft Foods Inc.	48,351	1,465,519
Kroger Co.(1)	140,926	2,869,253
McCormick & Co. Inc. NVS	26,108	884,017
Pilgrim’s Pride Corp.	2,887	62,561
Safeway Inc.	87,467	2,197,171
Sara Lee Corp.	152,172	2,720,835
Smithfield Foods Inc.(1)	16,598	486,985
Smucker (J.M.) Co. (The)	9,916	393,665
SUPERVALU Inc.	26,155	806,097
Sysco Corp.	123,115	3,945,836
TreeHouse Foods Inc.(1)	5,777	153,379
Tyson Foods Inc. Class A	46,568	639,844
Whole Foods Market Inc.	26,890	1,786,572
Wrigley (William Jr.) Co.	33,906	2,169,984

		37,341,311
FOREST PRODUCTS & PAPER – 0.47%
International Paper Co.	94,876	3,279,863
Louisiana-Pacific Corp.	21,155	575,416
MeadWestvaco Corp.	35,478	968,904
Plum Creek Timber Co. Inc.	35,426	1,308,282
Rayonier Inc.	14,505	661,283
Smurfit-Stone Container Corp.(1)	49,001	664,944
Temple-Inland Inc.	21,540	959,607
Weyerhaeuser Co.	46,941	3,399,937

		11,818,236
GAS – 0.34%
AGL Resources Inc.	14,833	534,730
Atmos Energy Corp.	15,393	405,298
Energen Corp.	14,118	494,130
KeySpan Corp.	33,813	1,381,937
NiSource Inc.	52,309	1,057,688
ONEOK Inc.	22,799	735,268
Piedmont Natural Gas Co.(2)	14,814	355,388
Sempra Energy	49,889	2,317,843
Southern Union Co.	18,444	457,965
UGI Corp.	19,826	417,734
Vectren Corp.	14,648	386,414

		8,544,395
HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	14,974	1,301,091
Snap-On Inc.	11,104	423,284
Stanley Works (The)	15,997	810,408

		2,534,783
HEALTH CARE - PRODUCTS – 3.37%
Advanced Medical Optics Inc.(1)	12,532	584,492
Bard (C.R.) Inc.	20,396	1,383,053
Bausch & Lomb Inc.	10,323	657,575
Baxter International Inc.	127,595	4,951,962
Beckman Coulter Inc.	11,976	653,530
Becton, Dickinson & Co.	48,810	3,005,720
Biomet Inc.	48,552	1,724,567
Boston Scientific Corp.(1)	128,339	2,958,214

Cooper Companies Inc.	8,466	457,418
Cytyc Corp.(1)	22,030	620,805
Dade Behring Holdings Inc.	17,072	609,641
DENTSPLY International Inc.	15,520	902,488
Edwards Lifesciences Corp.(1)	11,514	500,859
Gen-Probe Inc.(1)	9,807	540,562
Guidant Corp.	63,140	4,928,708
Henry Schein Inc.(1)	16,775	802,852
Hillenbrand Industries Inc.	10,660	586,193
IDEXX Laboratories Inc.(1)	6,283	542,600
Johnson & Johnson	576,013	34,111,490
Kinetic Concepts Inc.(1)	9,321	383,746
Medtronic Inc.	234,351	11,893,313
Patterson Companies Inc.(1)	26,448	930,970
ResMed Inc.(1)	13,538	595,401
Respironics Inc.(1)	13,744	534,779
St. Jude Medical Inc.(1)	70,348	2,884,268
Stryker Corp.	57,077	2,530,794
TECHNE Corp.(1)	7,423	446,419
Varian Medical Systems Inc.(1)	25,486	1,431,294
Zimmer Holdings Inc.(1)	47,773	3,229,455

		85,383,168
HEALTH CARE - SERVICES – 1.91%
Aetna Inc.	112,728	5,539,454
AMERIGROUP Corp.(1)	9,899	208,275
Community Health Systems Inc.(1)	18,947	684,934
Covance Inc.(1)	12,152	713,930
Coventry Health Care Inc.(1)	31,066	1,676,943
DaVita Inc.(1)	19,265	1,159,946
HCA Inc.	79,565	3,643,281
Health Management Associates Inc. Class A	47,460	1,023,712
Health Net Inc.(1)	21,670	1,101,269
Humana Inc.(1)	31,198	1,642,575
Laboratory Corp. of America Holdings(1)	24,701	1,444,514
LifePoint Hospitals Inc.(1)	10,600	329,660
Lincare Holdings Inc.(1)	17,697	689,475
Manor Care Inc.	15,167	672,656
Quest Diagnostics Inc.	30,961	1,588,299
Sierra Health Services Inc.(1)	9,581	389,947
Tenet Healthcare Corp.(1)	90,510	667,964
Triad Hospitals Inc.(1)	16,424	688,166
UnitedHealth Group Inc.	263,878	14,740,225
Universal Health Services Inc. Class B	8,831	448,526
WellPoint Inc.(1)	121,931	9,441,117

		48,494,868
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.	15,610	931,293

		931,293
HOME BUILDERS – 0.45%
Beazer Homes USA Inc.	7,985	524,615
Centex Corp.	24,413	1,513,362
Horton (D.R.) Inc.	52,452	1,742,455
Hovnanian Enterprises Inc. Class A(1)	6,424	282,206
KB Home	15,588	1,012,908
Lennar Corp. Class A	25,867	1,561,849
M.D.C. Holdings Inc.	6,161	396,214
Meritage Homes Corp.(1)	4,320	237,427
NVR Inc.(1)	900	665,055
Pulte Homes Inc.	41,406	1,590,819
Ryland Group Inc.	9,073	629,666

Standard-Pacific Corp.	13,022	437,800
Toll Brothers Inc.(1)	20,388	706,036

		11,300,412
HOME FURNISHINGS – 0.11%
Harman International Industries Inc.	13,188	1,465,582
Tempur-Pedic International Inc.(1)	8,357	118,252
Whirlpool Corp.	13,708	1,253,871

		2,837,705
HOUSEHOLD PRODUCTS & WARES – 0.47%
ACCO Brands Corp.(1)	7,767	172,427
American Greetings Corp. Class A(2)	11,499	248,608
Avery Dennison Corp.	19,272	1,127,027
Church & Dwight Co. Inc.	12,162	449,021
Clorox Co. (The)	29,736	1,779,700
Fortune Brands Inc.	28,361	2,286,747
Kimberly-Clark Corp.	92,807	5,364,245
Scotts Miracle-Gro Co. (The) Class A	8,678	397,105
Spectrum Brands Inc.(1)(2)	7,055	153,235

		11,978,115
HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	53,109	1,337,816
Toro Co.	8,317	397,137

		1,734,953
INSURANCE – 4.52%
AFLAC Inc.	97,523	4,401,213
Alleghany Corp.(1)	979	283,479
Allstate Corp. (The)	129,511	6,748,818
Ambac Financial Group Inc.	20,894	1,663,162
American Financial Group Inc.	9,060	376,987
American International Group Inc.	444,507	29,377,468
American National Insurance Co.	1,553	174,060
AmerUs Group Co.	7,620	459,029
AON Corp.	61,517	2,553,571
Assurant Inc.	21,059	1,037,156
Berkley (W.R.) Corp.	20,784	1,206,719
Brown & Brown Inc.	21,065	699,358
Chubb Corp.	40,207	3,837,356
CIGNA Corp.	23,423	3,059,512
Cincinnati Financial Corp.	33,858	1,424,406
CNA Financial Corp.(1)	4,446	141,561
Commerce Group Inc.	5,039	266,261
Conseco Inc.(1)	29,206	724,893
Erie Indemnity Co. Class A	8,281	435,912
Fidelity National Financial Inc.	31,172	1,107,541
Fidelity National Title Group Inc. Class A	5,438	123,823
First American Corp.	15,894	622,409
Gallagher (Arthur J.) & Co.	18,008	500,802
Genworth Financial Inc. Class A	40,863	1,366,050
Hanover Insurance Group Inc. (The)	10,294	539,611
Hartford Financial Services Group Inc. (The)	57,596	4,639,358
HCC Insurance Holdings Inc.	21,307	741,484
Jefferson-Pilot Corp.	26,208	1,466,076
Lincoln National Corp.	33,476	1,827,455
Loews Corp.	28,783	2,912,840
Markel Corp.(1)	1,897	640,579
Marsh & McLennan Companies Inc.	103,664	3,043,575
MBIA Inc.	26,101	1,569,453
Mercury General Corp.	5,031	276,202
MetLife Inc.	80,963	3,916,180

MGIC Investment Corp.	17,326	1,154,431
Nationwide Financial Services Inc.	10,985	472,575
Old Republic International Corp.	43,969	959,404
Philadelphia Consolidated Holding Corp.(1)	9,936	339,215
PMI Group Inc. (The)	17,253	792,258
Principal Financial Group Inc.	56,811	2,772,377
Progressive Corp. (The)	38,442	4,007,963
Protective Life Corp.	13,391	666,068
Prudential Financial Inc.	100,369	7,608,974
Radian Group Inc.	16,609	1,000,692
Reinsurance Group of America Inc.	5,632	266,337
SAFECO Corp.	24,536	1,231,953
St. Paul Travelers Companies Inc.	130,684	5,461,284
StanCorp Financial Group Inc.	10,782	583,414
Torchmark Corp.	20,038	1,144,170
Transatlantic Holdings Inc.	5,150	301,018
Unitrin Inc.	9,334	434,124
UNUMProvident Corp.	57,437	1,176,310
Wesco Financial Corp.	286	114,114

		114,651,040
INTERNET – 1.63%
Akamai Technologies Inc.(1)	26,030	856,127
Amazon.com Inc.(1)	59,034	2,155,331
CheckFree Corp.(1)	15,906	803,253
eBay Inc.(1)	211,085	8,244,980
Emdeon Corp.(1)	55,579	600,253
Expedia Inc.(1)	34,928	707,991
F5 Networks Inc.(1)	7,647	554,331
Google Inc. Class A(1)	31,941	12,456,990
IAC/InterActiveCorp(1)	34,928	1,029,328
McAfee Inc.(1)	31,317	761,943
Monster Worldwide Inc.(1)	19,875	990,968
Symantec Corp.(1)	209,127	3,519,607
VeriSign Inc.(1)	47,630	1,142,644
Yahoo! Inc.(1)	234,631	7,569,196

		41,392,942
INVESTMENT COMPANIES – 0.06%
Allied Capital Corp.(2)	25,725	787,185
American Capital Strategies Ltd.	23,103	812,301

		1,599,486
IRON & STEEL – 0.23%
Allegheny Technologies Inc.	18,605	1,138,254
Nucor Corp.	31,004	3,248,909
United States Steel Corp.	22,007	1,335,385

		5,722,548
LEISURE TIME – 0.18%
Brunswick Corp.	18,716	727,304
Harley-Davidson Inc.	55,393	2,873,789
Polaris Industries Inc.	8,228	448,920
Sabre Holdings Corp.	25,345	596,368

		4,646,381
LODGING – 0.52%
Boyd Gaming Corp.	8,152	407,111
Choice Hotels International Inc.	5,876	269,003
Harrah’s Entertainment Inc.	35,399	2,759,706
Hilton Hotels Corp.	73,673	1,875,715
Las Vegas Sands Corp.(1)	4,614	261,429
Marriott International Inc. Class A	34,044	2,335,418

MGM Mirage(1)	23,337	1,005,591
Starwood Hotels & Resorts Worldwide Inc.	41,800	2,831,114
Station Casinos Inc.	10,723	851,085
Wynn Resorts Ltd.(1)	9,198	706,866

		13,303,038
MACHINERY – 0.81%
Caterpillar Inc.	132,422	9,509,224
Cummins Inc.	8,942	939,804
Deere & Co.	47,663	3,767,760
Graco Inc.	13,378	607,763
IDEX Corp.	9,870	514,918
Joy Global Inc.	23,241	1,389,115
Rockwell Automation Inc.	35,572	2,557,983
Terex Corp.(1)	9,508	753,414
Zebra Technologies Corp. Class A(1)	13,843	619,059

		20,659,040
MANUFACTURING – 4.57%
AptarGroup Inc.	6,918	382,220
Brink’s Co. (The)	10,906	553,589
Carlisle Companies Inc.	5,368	439,102
Danaher Corp.	45,638	2,900,295
Donaldson Co. Inc.	14,371	485,596
Dover Corp.	39,787	1,932,057
Eastman Kodak Co.(2)	55,451	1,577,026
Eaton Corp.	29,089	2,122,624
General Electric Co.	2,054,369	71,450,954
Harsco Corp.	7,995	660,547
Honeywell International Inc.	165,352	7,072,105
Illinois Tool Works Inc.	48,875	4,707,151
ITT Industries Inc.	35,625	2,002,838
Leggett & Platt Inc.	36,502	889,554
Pall Corp.	24,104	751,804
Parker Hannifin Corp.	23,186	1,869,023
Pentair Inc.	19,657	801,023
Roper Industries Inc.	16,509	802,833
SPX Corp.	12,037	643,017
Teleflex Inc.	7,053	505,206
Textron Inc.	22,824	2,131,533
3M Co.	149,111	11,286,212

		115,966,309
MEDIA – 3.31%
Belo (A.H.) Corp.	18,531	368,396
Cablevision Systems Corp.(1)	38,611	1,030,914
CBS Corp. Class B	137,585	3,299,288
CKX Inc.(1)	4,264	55,730
Clear Channel Communications Inc.	100,161	2,905,671
Comcast Corp. Class A(1)	394,010	10,307,302
DIRECTV Group Inc. (The)(1)	127,163	2,085,473
Discovery Holding Co. Class A(1)	54,049	810,735
Dow Jones & Co. Inc.	10,138	398,423
EchoStar Communications Corp.(1)	44,370	1,325,332
Gannett Co. Inc.	48,009	2,876,699
Hearst-Argyle Television Inc.	5,635	131,634
Knight Ridder Inc.	13,393	846,572
Lee Enterprises Inc.	8,721	290,322
Liberty Global Inc. Class A(1)	91,888	1,880,947
Liberty Media Corp. Class A(1)	544,300	4,468,703
McClatchy Co. (The) Class A	3,855	188,317
McGraw-Hill Companies Inc. (The)	72,431	4,173,474
Meredith Corp.	8,227	458,984

New York Times Co. Class A(2)	27,909	706,377
News Corp. Class A	451,634	7,501,641
Scripps (E.W.) Co. Class A	15,695	701,723
Sirius Satellite Radio Inc.(1)	255,380	1,297,330
Time Warner Inc.	888,752	14,922,146
Tribune Co.	45,968	1,260,902
Univision Communications Inc. Class A(1)	41,105	1,416,889
Viacom Inc. Class B(1)	138,123	5,359,172
Walt Disney Co. (The)	372,729	10,395,412
Washington Post Co. (The) Class B	1,090	846,658
Westwood One Inc.	14,698	162,266
Wiley (John) & Sons Inc. Class A	8,947	338,644
XM Satellite Radio Holdings Inc. Class A(1)	50,143	1,116,685

		83,928,761
METAL FABRICATE & HARDWARE – 0.08%
Precision Castparts Corp.	25,512	1,515,413
Timken Co. (The)	15,246	491,988

		2,007,401
MINING – 0.59%
Alcoa Inc.	169,323	5,174,511
Freeport-McMoRan Copper & Gold Inc.	35,059	2,095,476
Newmont Mining Corp.	80,055	4,154,054
Phelps Dodge Corp.	39,472	3,178,680
Southern Copper Corp.	5,026	424,596

		15,027,317
OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	44,376	1,905,062
Xerox Corp.(1)	185,285	2,816,332

		4,721,394
OFFICE FURNISHINGS – 0.05%
Herman Miller Inc.	13,613	441,197
HNI Corp.	9,632	568,288
Steelcase Inc. Class A	12,327	221,886

		1,231,371
OIL & GAS – 7.51%
Amerada Hess Corp.	15,231	2,168,894
Anadarko Petroleum Corp.	45,762	4,622,420
Apache Corp.	63,742	4,175,738
Burlington Resources Inc.	74,403	6,838,380
Chesapeake Energy Corp.	71,555	2,247,543
Chevron Corp.	439,005	25,449,120
ConocoPhillips	269,926	17,045,827
Denbury Resources Inc.(1)	21,824	691,166
Devon Energy Corp.	86,199	5,272,793
Diamond Offshore Drilling Inc.	11,264	1,008,128
ENSCO International Inc.	29,404	1,512,836
EOG Resources Inc.	46,441	3,343,752
Exxon Mobil Corp.	1,233,041	75,042,875
Forest Oil Corp.(1)	10,146	377,228
Helmerich & Payne Inc.	9,859	688,355
Kerr-McGee Corp.	22,437	2,142,285
Marathon Oil Corp.	70,495	5,369,604
Murphy Oil Corp.	31,806	1,584,575
Newfield Exploration Co.(1)	24,328	1,019,343
Noble Energy Inc.	34,055	1,495,696
Occidental Petroleum Corp.	81,565	7,556,997
Patterson-UTI Energy Inc.	32,727	1,045,955
Pioneer Natural Resources Co.	24,835	1,098,949

Plains Exploration & Production Co.(1)	14,904	575,891
Pogo Producing Co.	11,750	590,438
Pride International Inc.(1)	30,506	951,177
Quicksilver Resources Inc.(1)	10,788	417,064
Range Resources Corp.	24,920	680,565
Rowan Companies Inc.	20,877	917,753
Southwestern Energy Co.(1)	32,093	1,033,074
Sunoco Inc.	26,646	2,066,930
Tesoro Corp.	13,155	899,013
Unit Corp.(1)	8,839	492,774
Valero Energy Corp.	114,927	6,870,336
XTO Energy Inc.	69,755	3,039,225

		190,332,699
OIL & GAS SERVICES – 0.80%
Baker Hughes Inc.	65,681	4,492,580
BJ Services Co.	62,632	2,167,067
Cooper Cameron Corp.(1)	22,452	989,684
Dresser-Rand Group Inc.(1)	5,240	130,214
FMC Technologies Inc.(1)	13,374	685,016
Grant Prideco Inc.(1)	24,022	1,029,102
Halliburton Co.	86,454	6,312,871
National Oilwell Varco Inc.(1)	33,299	2,135,132
Smith International Inc.	40,975	1,596,386
Tidewater Inc.	11,661	644,037

		20,182,089
PACKAGING & CONTAINERS – 0.20%
Ball Corp.	20,029	877,871
Bemis Co. Inc.	20,638	651,748
Crown Holdings Inc.(1)	31,918	566,225
Owens-Illinois Inc.(1)	29,330	509,462
Packaging Corp. of America	12,003	269,347
Pactiv Corp.(1)	28,814	707,096
Sealed Air Corp.	16,116	932,633
Sonoco Products Co.	19,139	648,238

		5,162,620
PHARMACEUTICALS – 5.55%
Abbott Laboratories	300,446	12,759,942
Allergan Inc.	28,466	3,088,561
American Pharmaceutical Partners Inc.(1)	4,040	115,100
AmerisourceBergen Corp.	40,210	1,940,937
Barr Pharmaceuticals Inc.(1)	20,025	1,261,175
Bristol-Myers Squibb Co.	378,682	9,319,364
Cardinal Health Inc.	83,054	6,189,184
Caremark Rx Inc.(1)	88,123	4,333,889
Cephalon Inc.(1)	11,245	677,511
Endo Pharmaceuticals Holdings Inc.(1)	9,840	322,850
Express Scripts Inc.(1)	23,988	2,108,545
Forest Laboratories Inc.(1)	62,977	2,810,664
Gilead Sciences Inc.(1)	87,729	5,458,498
Hospira Inc.(1)	30,463	1,202,070
ImClone Systems Inc.(1)	13,373	454,949
King Pharmaceuticals Inc.(1)	46,471	801,625
Kos Pharmaceuticals Inc.(1)	2,986	142,641
Lilly (Eli) & Co.	190,132	10,514,300
Medco Health Solutions Inc.(1)	58,618	3,354,122
Merck & Co. Inc.	426,837	15,037,468
Mylan Laboratories Inc.	42,210	987,714
Omnicare Inc.	23,145	1,272,744
OSI Pharmaceuticals Inc.(1)(2)	10,704	343,598
Pfizer Inc.	1,440,308	35,892,475

Schering-Plough Corp.	286,269	5,436,248
Sepracor Inc.(1)(2)	20,177	984,839
Valeant Pharmaceuticals International	17,959	284,650
VCA Antech Inc.(1)	15,941	454,000
Watson Pharmaceuticals Inc.(1)	20,105	577,818
Wyeth	259,334	12,582,886

		140,710,367
PIPELINES – 0.36%
Dynegy Inc. Class A(1)	57,854	277,699
El Paso Corp.	124,376	1,498,731
Equitable Resources Inc.	23,487	857,510
Kinder Morgan Inc.	20,161	1,854,610
National Fuel Gas Co.	16,079	526,105
Questar Corp.	16,322	1,143,356
Western Gas Resources Inc.	10,918	526,794
Williams Companies Inc.	110,389	2,361,221

		9,046,026
REAL ESTATE – 0.09%
CB Richard Ellis Group Inc. Class A(1)	9,640	777,948
Forest City Enterprises Inc. Class A	12,756	601,445
St. Joe Co. (The)	14,622	918,846

		2,298,239
REAL ESTATE INVESTMENT TRUSTS – 1.88%
AMB Property Corp.	16,223	880,422
American Financial Realty Trust	24,264	282,676
Annaly Mortgage Management Inc.	23,326	283,178
Apartment Investment & Management Co. Class A	18,375	861,788
Archstone-Smith Trust	40,917	1,995,522
Arden Realty Group Inc.	12,875	581,049
AvalonBay Communities Inc.	14,271	1,556,966
Boston Properties Inc.	21,370	1,992,753
BRE Properties Inc. Class A	9,799	548,744
Camden Property Trust	9,040	651,332
CapitalSource Inc.	18,439	458,762
CarrAmerica Realty Corp.	11,276	503,022
CBL & Associates Properties Inc.	8,596	364,900
Crescent Real Estate Equities Co.	15,063	317,377
Developers Diversified Realty Corp.	20,921	1,145,425
Duke Realty Corp.	26,088	990,040
Equity Office Properties Trust	73,660	2,473,503
Equity Residential	55,441	2,594,084
Essex Property Trust Inc.	4,452	484,066
Federal Realty Investment Trust	10,147	763,054
General Growth Properties Inc.	34,218	1,672,234
Global Signal Inc.	2,876	141,499
Health Care Property Investors Inc.	25,918	736,071
Health Care REIT Inc.	11,109	423,253
Healthcare Realty Trust Inc.	9,245	345,578
Hospitality Properties Trust	13,776	601,598
Host Marriott Corp.	75,007	1,605,150
HRPT Properties Trust	40,444	474,813
iStar Financial Inc.	21,715	831,250
Kimco Realty Corp.	38,283	1,555,821
KKR Financial Corp.	7,097	159,186
Liberty Property Trust	16,735	789,223
Macerich Co. (The)	13,519	999,730
Mack-Cali Realty Corp.	11,907	571,536
Mills Corp.	10,869	304,332
New Century Financial Corp.	9,370	431,207

New Plan Excel Realty Trust Inc.	19,889	515,921
Pan Pacific Retail Properties Inc.	7,836	555,572
ProLogis	46,879	2,508,026
Public Storage Inc.	15,935	1,294,400
Realty Income Corp.	17,426	421,883
Reckson Associates Realty Corp.	15,749	721,619
Regency Centers Corp.	13,065	877,837
Shurgard Storage Centers Inc. Class A	9,054	603,268
Simon Property Group Inc.	33,303	2,802,114
SL Green Realty Corp.	8,045	816,568
Thornburg Mortgage Inc.	20,851	564,228
Trizec Properties Inc.	17,810	458,251
United Dominion Realty Trust Inc.	26,371	752,628
Ventas Inc.	19,890	659,950
Vornado Realty Trust	23,163	2,223,648
Weingarten Realty Investors	15,336	624,942

		47,771,999
RETAIL – 6.10%
Abercrombie & Fitch Co. Class A	16,622	969,063
Advance Auto Parts Inc.	20,715	862,573
American Eagle Outfitters Inc.	22,989	686,452
AnnTaylor Stores Corp.(1)	14,105	518,923
Applebee’s International Inc.	14,762	362,407
AutoNation Inc.(1)	34,210	737,226
AutoZone Inc.(1)	10,892	1,085,823
Barnes & Noble Inc.	9,252	427,905
Bebe Stores Inc.	3,624	66,754
Bed Bath & Beyond Inc.(1)	57,377	2,203,277
Best Buy Co. Inc.	78,678	4,400,461
BJ’s Wholesale Club Inc.(1)	13,353	420,753
Borders Group Inc.	12,694	320,397
Brinker International Inc.	17,077	721,503
CarMax Inc.(1)	20,163	658,927
CBRL Group Inc.	9,050	397,386
Cheesecake Factory (The)(1)	15,074	564,521
Chico’s FAS Inc.(1)	34,721	1,411,061
Circuit City Stores Inc.	34,133	835,576
Claire’s Stores Inc.	17,107	621,155
Copart Inc.(1)	12,869	353,254
Costco Wholesale Corp.	92,752	5,023,448
CVS Corp.	157,423	4,702,225
Darden Restaurants Inc.	30,145	1,236,849
Dick’s Sporting Goods Inc.(1)	6,711	266,225
Dillard’s Inc. Class A	12,320	320,813
Dollar General Corp.	63,205	1,116,832
Dollar Tree Stores Inc.(1)	20,930	579,133
Family Dollar Stores Inc.	29,898	795,287
Federated Department Stores Inc.	52,643	3,842,939
Foot Locker Inc.	30,146	719,886
Gap Inc. (The)	110,506	2,064,252
Home Depot Inc.	418,209	17,690,241
Kohl’s Corp.(1)	59,227	3,139,623
Limited Brands Inc.	67,588	1,653,202
Lowe’s Companies Inc.	150,061	9,669,931
McDonald’s Corp.	245,628	8,439,778
Men’s Wearhouse Inc. (The)	9,236	331,942
Michaels Stores Inc.	26,285	987,790
MSC Industrial Direct Co. Inc. Class A	9,028	487,693
Nordstrom Inc.	42,389	1,660,801
Office Depot Inc.(1)	57,233	2,131,357
OfficeMax Inc.	13,531	408,230
O’Reilly Automotive Inc.(1)	19,265	704,328

Outback Steakhouse Inc.	12,194	536,536
Panera Bread Co. Class A(1)	5,215	392,064
Penney (J.C.) Co. Inc.	40,263	2,432,288
PetSmart Inc.	27,622	777,283
RadioShack Corp.	25,928	498,595
Rite Aid Corp.(1)	99,896	399,584
Ross Stores Inc.	28,494	831,740
Saks Inc.(1)	23,848	460,266
Sears Holdings Corp.(1)	19,272	2,548,529
Sonic Corp.(1)	11,595	407,332
Staples Inc.	142,469	3,635,809
Starbucks Corp.(1)	151,218	5,691,846
Target Corp.	171,600	8,924,916
Tiffany & Co.	27,803	1,043,725
TJX Companies Inc.	93,747	2,326,801
Urban Outfitters Inc.(1)	20,780	509,941
Walgreen Co.	198,121	8,544,959
Wal-Mart Stores Inc.	487,919	23,049,294
Wendy’s International Inc.	22,142	1,374,133
Williams-Sonoma Inc.(1)	22,209	941,662
Yum! Brands Inc.	56,031	2,737,675

		154,663,180
SAVINGS & LOANS – 0.71%
Astoria Financial Corp.	18,803	582,141
Capitol Federal Financial	4,181	135,046
Downey Financial Corp.	3,993	268,729
Golden West Financial Corp.	49,089	3,333,143
Hudson City Bancorp Inc.	115,147	1,530,304
Independence Community Bank Corp.	16,135	672,507
New York Community Bancorp Inc.(2)	51,189	896,831
People’s Bank	11,450	374,988
Sovereign Bancorp Inc.	70,383	1,542,092
Washington Federal Inc.	16,658	403,124
Washington Mutual Inc.	191,672	8,169,061

		17,907,966
SEMICONDUCTORS – 2.89%
Advanced Micro Devices Inc.(1)	93,538	3,101,720
Agere Systems Inc.(1)	34,695	521,813
Altera Corp.(1)	71,607	1,477,968
Analog Devices Inc.	71,560	2,740,032
Applied Materials Inc.	323,396	5,662,664
Broadcom Corp. Class A(1)	80,251	3,463,633
Cree Inc.(1)	14,445	473,940
Freescale Semiconductor Inc. Class B(1)	78,395	2,177,029
Intel Corp.	1,127,874	21,824,362
International Rectifier Corp.(1)	13,623	564,401
Intersil Corp. Class A	28,423	821,993
KLA-Tencor Corp.	38,471	1,860,458
Lam Research Corp.(1)	27,087	1,164,741
Linear Technology Corp.	59,666	2,093,083
LSI Logic Corp.(1)	74,475	860,931
Maxim Integrated Products Inc.	63,804	2,370,319
MEMC Electronic Materials Inc.(1)	26,709	986,096
Microchip Technology Inc.	40,259	1,461,402
Micron Technology Inc.(1)	124,203	1,828,268
National Semiconductor Corp.	68,124	1,896,572
Novellus Systems Inc.(1)	24,655	591,720
NVIDIA Corp.(1)	32,789	1,877,498
QLogic Corp.(1)	30,990	599,657
Teradyne Inc.(1)	37,875	587,441
Texas Instruments Inc.	322,067	10,457,515
Xilinx Inc.	67,239	1,711,905

		73,177,161

SOFTWARE – 3.99%
Activision Inc.(1)	46,070	635,305
Adobe Systems Inc.(1)	115,306	4,026,486
Autodesk Inc.(1)	43,850	1,689,102
Automatic Data Processing Inc.	113,252	5,173,351
Avid Technology Inc.(1)	7,945	345,290
BEA Systems Inc.(1)	76,263	1,001,333
BMC Software Inc.(1)	42,739	925,727
CA Inc.	90,472	2,461,743
Cerner Corp.(1)	12,441	590,325
Citrix Systems Inc.(1)	34,680	1,314,372
Compuware Corp.(1)	74,839	585,989
Dun & Bradstreet Corp.(1)	13,168	1,009,722
Electronic Arts Inc.(1)	59,542	3,258,138
Fair Isaac Corp.	13,044	516,803
Fidelity National Information Services Inc.	33,964	1,377,240
First Data Corp.	150,902	7,065,232
Fiserv Inc.(1)	35,256	1,500,143
Global Payments Inc.	12,635	669,781
Hyperion Solutions Corp.(1)	11,688	381,029
IMS Health Inc.	38,589	994,439
Intuit Inc.(1)	30,119	1,602,030
Microsoft Corp.	1,793,582	48,803,366
NAVTEQ Corp.(1)	17,291	875,789
Novell Inc.(1)	73,253	562,583
Oracle Corp.(1)	759,024	10,391,039
Pixar Inc.(1)	10,343	663,400
Red Hat Inc.(1)	34,100	954,118
Salesforce.com Inc.(1)	13,157	477,994
SEI Investments Co.	12,285	497,911
Sybase Inc.(1)	17,190	363,053
Take-Two Interactive Software Inc.(1)(2)	13,420	250,417
Total System Services Inc.	7,131	142,050

		101,105,300
TELECOMMUNICATIONS – 6.19%
ADC Telecommunications Inc.(1)	22,412	573,523
Alltel Corp.	72,411	4,688,612
American Tower Corp. Class A(1)	81,425	2,468,806
Andrew Corp.(1)	31,217	383,345
AT&T Inc.	760,850	20,573,384
Avaya Inc.(1)	92,003	1,039,634
BellSouth Corp.	354,767	12,292,677
CenturyTel Inc.	22,966	898,430
Cisco Systems Inc.(1)	1,252,183	27,134,806
Citizens Communications Co.	65,685	871,640
Comverse Technology Inc.(1)	38,507	906,070
Corning Inc.(1)	295,374	7,948,514
Crown Castle International Corp.(1)	42,305	1,199,347
Harris Corp.	25,704	1,215,542
JDS Uniphase Corp.(1)	306,873	1,279,660
Juniper Networks Inc.(1)	106,309	2,032,628
Lucent Technologies Inc.(1)	857,420	2,615,131
Motorola Inc.	475,148	10,885,641
Nextel Partners Inc. Class A(1)	32,423	918,219
NII Holdings Inc. Class B(1)	24,351	1,435,978
NTL Inc.(1)	49,458	1,439,722
PanAmSat Holding Corp.	9,657	239,687
QUALCOMM Inc.	316,490	16,017,559
Qwest Communications International Inc.(1)	291,067	1,979,256

Sprint Nextel Corp.	539,530	13,941,455
Telephone & Data Systems Inc.	20,972	827,136
Tellabs Inc.(1)	86,343	1,372,854
United States Cellular Corp.(1)	3,042	180,573
Verizon Communications Inc.	567,383	19,325,065
West Corp.(1)	4,036	180,248

		156,865,142
TEXTILES – 0.08%
Cintas Corp.	27,039	1,152,402
Mohawk Industries Inc.(1)	10,026	809,299

		1,961,701
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	30,267	638,634
Marvel Entertainment Inc.(1)	10,089	202,991
Mattel Inc.	76,713	1,390,807

		2,232,432
TRANSPORTATION – 1.61%
Alexander & Baldwin Inc.	8,437	402,276
Burlington Northern Santa Fe Corp.	73,061	6,088,173
CH Robinson Worldwide Inc.	33,506	1,644,810
CNF Inc.	10,189	508,839
CSX Corp.	42,208	2,524,038
Expeditors International Washington Inc.	20,580	1,777,906
FedEx Corp.	58,584	6,616,477
Hunt (J.B.) Transport Services Inc.	22,575	486,266
Laidlaw International Inc.	19,380	527,136
Landstar System Inc.	11,557	509,895
Norfolk Southern Corp.	78,455	4,242,062
Overseas Shipholding Group Inc.	5,672	271,859
Ryder System Inc.	11,841	530,240
Swift Transportation Co. Inc.(1)	8,366	181,793
Union Pacific Corp.	51,081	4,768,411
United Parcel Service Inc. Class B	118,932	9,440,822
YRC Worldwide Inc.(1)	11,204	426,424

		40,947,427
WATER – 0.03%
Aqua America Inc.	24,593	684,177

		684,177

TOTAL COMMON STOCKS (Cost: $2,437,814,617)		2,535,546,514

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.42%
CERTIFICATES OF DEPOSIT (3) – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$55,364	55,364
Washington Mutual Bank
4.79%, 05/10/06	55,368	55,368
Wells Fargo Bank N.A.
4.78%, 12/05/06	88,588	88,588

		199,320

COMMERCIAL PAPER (3) – 0.07%
Amstel Funding Corp.
4.40%, 05/08/06	55,368	55,131
Aspen Funding Corp.
4.90%, 04/03/06	18,825	18,825
Barton Capital Corp.
4.73%, 05/10/06	44,294	44,079
Bryant Park Funding LLC
4.72%, 04/18/06	59,497	59,380
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	27,684	27,622
CC USA Inc.
4.23%, 04/21/06	33,221	33,150
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	276,839	276,300
Ebury Finance Ltd.
4.79%, 05/10/06	27,684	27,548
Edison Asset Securitization LLC
4.37%, 05/08/06	55,368	55,133
Galaxy Funding Inc.
4.23%, 04/18/06	31,781	31,725
Giro Funding Corp.
4.76%, 04/24/06	27,684	27,607
Grampian Funding LLC
4.41%, 05/15/06	55,368	55,083
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	155,746	155,322
Liberty Street Funding Corp.
4.73%, 04/18/06	27,684	27,629
Mont Blanc Capital Corp.
4.73%, 04/20/06	166,103	165,732
Nordea North America Inc.
4.16%, 04/04/06	116,272	116,259
Park Granada LLC
4.75%, 05/05/06	47,927	47,725
Sigma Finance Inc.
4.16%, 04/06/06	66,441	66,418
Solitaire Funding Ltd.
4.75%, 05/10/06	33,221	33,058
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	225,258	224,795
Thunder Bay Funding Inc.
4.76%, 04/18/06	54,639	54,531
Tulip Funding Corp.
4.80%, 04/28/06	110,736	110,366

		1,713,418
MEDIUM-TERM NOTES (3) – 0.02%
Dorada Finance Inc.
3.93%, 07/07/06	34,328	34,327
K2 USA LLC
3.94%, 07/07/06	66,441	66,440
Marshall & Ilsley Bank
5.18%, 12/15/06	110,736	111,003
Sigma Finance Inc.
5.13%, 03/30/07	38,757	38,757
Toronto-Dominion Bank
3.81%, 06/20/06	138,419	138,422
US Bank N.A.
2.85%, 11/15/06	22,147	21,895

		410,844

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	2,818,700	2,818,700

		2,818,700
REPURCHASE AGREEMENTS (3) – 0.04%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $166,171 (collateralized by non-U.S. Government debt securities, value $183,177, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$166,103	166,103
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $276,953 (collateralized by non-U.S. Government debt securities, value $290,791, 3.82% to 6.58%, 4/21/34 to 11/20/35).	276,839	276,839
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $276,951 (collateralized by U.S. Government obligations, value $281,859, 4.50% to 5.00%, 4/1/34 to 3/1/36).	276,839	276,839
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $221,564 (collateralized by non-U.S. Government debt securities, value $233,129, 0.00% to 10.00%, 1/1/08 to 1/1/10).	221,471	221,471
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $110,781 (collateralized by U.S. Government obligations, value $113,234, 4.76% to 5.80%, 9/1/15 to 2/1/36).	110,736	110,736
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $110,781 (collateralized by non-U.S. Government debt securities, value $114,643, 0.00% to 6.91%, 4/3/06 to 3/15/32).	110,736	110,736

		1,162,724
TIME DEPOSITS (3) – 0.02%
Fifth Third Bank
4.84%, 04/03/06	124,403	124,403
Societe Generale
4.85%, 04/03/06	110,736	110,736
UBS AG
4.88%, 04/03/06	221,471	221,471

		456,610
VARIABLE & FLOATING RATE NOTES (3) – 0.15%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	255,799	255,845
American Express Bank
4.74%, 07/19/06	27,684	27,684
American Express Centurion Bank
4.78%, 06/29/06	44,294	44,294
American Express Credit Corp.
4.76%, 02/05/07	33,221	33,245

ASIF Global Financing
4.95%, 05/30/06(6)	210,398	210,451
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	71,978	71,978
Beta Finance Inc.
4.77%, 05/25/06(6)	77,515	77,514
BMW US Capital LLC
4.72%, 04/16/07(6)	110,736	110,736
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	8,859	8,859
CC USA Inc.
4.77%, 05/25/06(6)	60,905	60,904
Commodore CDO Ltd.
4.97%, 12/12/06(6)	27,684	27,684
DEPFA Bank PLC
4.92%, 03/15/07	110,736	110,736
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	110,736	110,736
Fifth Third Bancorp.
4.78%, 01/23/07(6)	221,471	221,471
General Electric Capital Corp.
4.79%, 04/09/07	49,831	49,867
Hartford Life Global Funding Trusts
4.77%, 02/15/07	110,736	110,736
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	110,736	110,736
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	115,915	115,915
Marshall & Ilsley Bank
4.73%, 02/15/07	60,905	60,905
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	166,103	166,103
Natexis Banques Populaires
4.73%, 04/13/07(6)	83,052	83,052
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	298,986	298,997
Northern Rock PLC
4.68%, 02/02/07(6)	132,883	132,886
Permanent Financing PLC
4.66%, 06/12/06(6)	96,340	96,340
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	110,736	110,736
Principal Life Income Funding Trusts
4.70%, 05/10/06	83,052	83,052
Sedna Finance Inc.
4.75%, 09/20/06(6)	33,221	33,221
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	110,736	110,736
Strips III LLC
4.86%, 07/24/06(6)	27,921	27,921
SunTrust Bank
4.62%, 04/28/06	166,103	166,103
Toyota Motor Credit Corp.
4.81%, 04/10/06	49,831	49,831
UniCredito Italiano SpA
4.84%, 06/14/06	143,956	143,946
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	110,736	110,736
US Bank N.A.
4.75%, 09/29/06	49,831	49,825
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	202,364	202,364
Wells Fargo & Co.
4.74%, 03/15/07(6)	55,368	55,372

WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	55,368	55,366
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	66,441	66,443
Wind Master Trust
4.82%, 08/25/06(6)	11,464	11,464
Winston Funding Ltd.
4.68%, 04/23/06(6)	79,065	79,065

		3,953,855

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,715,471)		10,715,471

TOTAL INVESTMENTS IN SECURITIES – 100.41% (Cost: $2,448,530,088)		2,546,261,985
Other Assets, Less Liabilities – (0.41)%		(10,514,027)

NET ASSETS – 100.00%		$2,535,747,958

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%
ADVERTISING – 0.49%
Clear Channel Outdoor Holdings Inc. Class A(1)	20,399	$478,357
Donnelley (R.H.) Corp.(1)	56,112	3,267,402
Getty Images Inc.(1)	43,558	3,261,623
Harte-Hanks Inc.	50,229	1,373,763
Interpublic Group of Companies Inc.(1)	329,299	3,148,098
Lamar Advertising Co.(1)	62,508	3,289,171
Omnicom Group Inc.	163,646	13,623,529

		28,441,943
AEROSPACE & DEFENSE – 2.73%
Alliant Techsystems Inc.(1)	23,534	1,816,119
Boeing Co. (The)	737,474	57,471,349
Goodrich (B.F.) Co.	107,516	4,688,773
L-3 Communications Holdings Inc.	61,724	5,295,302
Lockheed Martin Corp.	329,668	24,767,957
Raytheon Co.	89,633	4,108,777
Rockwell Collins Inc.	159,006	8,959,988
United Technologies Corp.	913,575	52,959,943

		160,068,208
AGRICULTURE – 1.23%
Altria Group Inc.	746,700	52,911,162
Monsanto Co.	187,871	15,922,067
UST Inc.	77,962	3,243,219

		72,076,448
AIRLINES – 0.20%
AMR Corp.(1)	160,345	4,337,332
JetBlue Airways Corp.(1)(2)	135,397	1,451,456
Southwest Airlines Co.	344,753	6,202,106

		11,990,894
APPAREL – 0.51%
Coach Inc.(1)	336,787	11,646,094
Columbia Sportswear Co.(1)	3,013	160,683
Nike Inc. Class B	167,512	14,255,271
Polo Ralph Lauren Corp.	11,721	710,410
Quiksilver Inc.(1)	104,879	1,453,623
Timberland Co. Class A(1)	42,785	1,464,531

		29,690,612
AUTO MANUFACTURERS – 0.26%
Navistar International Corp.(1)	55,142	1,520,816
Oshkosh Truck Corp.	64,930	4,041,243
PACCAR Inc.	135,278	9,534,393

		15,096,452
AUTO PARTS & EQUIPMENT – 0.09%
Autoliv Inc.	12,353	698,933
BorgWarner Inc.	15,199	912,548

Goodyear Tire & Rubber Co. (The)(1)	66,650	965,092
Johnson Controls Inc.	32,361	2,457,171

		5,033,744
BANKS – 0.73%
Bank of Hawaii Corp.	5,283	281,637
Commerce Bancorp Inc.	136,886	5,016,872
Cullen/Frost Bankers Inc.	3,544	190,490
East West Bancorp Inc.	50,467	1,945,503
Fifth Third Bancorp	29,482	1,160,412
Investors Financial Services Corp.	59,332	2,780,891
Mellon Financial Corp.	27,784	989,110
Northern Trust Corp.	98,625	5,177,812
State Street Corp.	86,210	5,209,670
Synovus Financial Corp.	277,885	7,527,905
TCF Financial Corp.	86,353	2,223,590
TD Banknorth Inc.	11,408	334,825
Wells Fargo & Co.	152,079	9,713,286

		42,552,003
BEVERAGES – 2.71%
Anheuser-Busch Companies Inc.	428,183	18,313,387
Brown-Forman Corp. Class B	46,337	3,566,559
Coca-Cola Co. (The)	1,158,013	48,486,004
Constellation Brands Inc.(1)	42,611	1,067,406
Pepsi Bottling Group Inc.	30,655	931,605
PepsiCo Inc.	1,494,509	86,367,675

		158,732,636
BIOTECHNOLOGY – 3.00%
Affymetrix Inc.(1)(2)	59,564	1,961,443
Amgen Inc.(1)	1,104,426	80,346,991
Biogen Idec Inc.(1)	138,944	6,544,262
Celgene Corp.(1)	297,900	13,173,138
Charles River Laboratories International Inc.(1)	29,688	1,455,306
Chiron Corp.(1)	95,328	4,366,976
Genentech Inc.(1)	413,906	34,979,196
Genzyme Corp.(1)	225,140	15,133,911
Invitrogen Corp.(1)	21,546	1,511,021
MedImmune Inc.(1)	221,132	8,089,009
Millennium Pharmaceuticals Inc.(1)	137,264	1,387,739
Millipore Corp.(1)	47,462	3,467,574
PDL BioPharma Inc.(1)	100,968	3,311,750

		175,728,316
BUILDING MATERIALS – 0.49%
American Standard Companies Inc.	167,312	7,170,992
Florida Rock Industries Inc.(2)	41,582	2,337,740
Martin Marietta Materials Inc.	34,651	3,708,697
Masco Corp.	307,801	10,000,454
Vulcan Materials Co.	60,405	5,234,093

		28,451,976
CHEMICALS – 1.20%
Air Products & Chemicals Inc.	20,923	1,405,816
Airgas Inc.	2,996	117,114
Cabot Corp.	4,092	139,087
Chemtura Corp.	75,488	889,249
Dow Chemical Co. (The)	809,837	32,879,382
Du Pont (E.I.) de Nemours and Co.	136,793	5,774,033
Ecolab Inc.	163,104	6,230,573
International Flavors & Fragrances Inc.	84,334	2,894,343
Praxair Inc.	252,593	13,930,504
Rohm & Haas Co.	10,495	512,891

Sherwin-Williams Co. (The)	103,688	5,126,335
Sigma-Aldrich Corp.	5,766	379,345

		70,278,672
COAL – 0.35%
Arch Coal Inc.	22,408	1,701,664
CONSOL Energy Inc.	56,955	4,223,783
Massey Energy Co.	72,952	2,631,379
Peabody Energy Corp.	233,569	11,774,213

		20,331,039
COMMERCIAL SERVICES – 1.64%
Alliance Data Systems Corp.(1)	74,521	3,485,347
Apollo Group Inc. Class A(1)	128,183	6,730,889
ARAMARK Corp. Class B	63,682	1,881,166
Block (H & R) Inc.	295,284	6,392,899
Career Education Corp.(1)	91,897	3,467,274
Cendant Corp.	91,548	1,588,358
ChoicePoint Inc.(1)	80,606	3,607,118
Corporate Executive Board Co. (The)	36,782	3,711,304
Education Management Corp.(1)	66,005	2,745,808
Equifax Inc.	86,761	3,230,980
Hewitt Associates Inc. Class A(1)	19,375	576,212
Interactive Data Corp.	15,564	365,754
Iron Mountain Inc.(1)	97,724	3,981,276
ITT Educational Services Inc.(1)	39,944	2,558,413
Laureate Education Inc.(1)	39,633	2,115,610
Live Nation Inc.(1)	20,113	399,042
Manpower Inc.	21,425	1,225,081
McKesson Corp.	105,554	5,502,530
Moody’s Corp.	224,771	16,062,136
Paychex Inc.	296,451	12,350,149
Pharmaceutical Product Development Inc.	85,862	2,971,684
Rent-A-Center Inc.(1)	42,098	1,077,288
Robert Half International Inc.	152,860	5,901,925
ServiceMaster Co. (The)	157,943	2,072,212
Weight Watchers International Inc.	34,247	1,760,296

		95,760,751
COMPUTERS – 5.21%
Affiliated Computer Services Inc. Class A(1)	68,878	4,109,261
Apple Computer Inc.(1)	735,335	46,120,211
BISYS Group Inc. (The)(1)	45,789	617,236
CACI International Inc. Class A(1)	26,564	1,746,583
Cadence Design Systems Inc.(1)	113,126	2,091,700
Ceridian Corp.(1)	64,001	1,628,825
Cognizant Technology Solutions Corp.(1)	121,003	7,198,468
Dell Inc.(1)	2,060,923	61,333,068
Diebold Inc.	57,510	2,363,661
DST Systems Inc.(1)	56,657	3,282,707
Electronic Data Systems Corp.	106,875	2,867,456
EMC Corp.(1)	2,144,356	29,227,572
International Business Machines Corp.	1,219,562	100,577,278
Lexmark International Inc.(1)	97,944	4,444,699
National Instruments Corp.	48,931	1,596,129
NCR Corp.(1)	41,129	1,718,781
Network Appliance Inc.(1)	326,743	11,772,550
Reynolds & Reynolds Co. (The) Class A	6,007	170,599
SanDisk Corp.(1)	131,576	7,568,252
SRA International Inc. Class A(1)	26,182	987,847
Sun Microsystems Inc.(1)	1,793,299	9,199,624
Synopsys Inc.(1)	21,557	481,799
Western Digital Corp.(1)	190,243	3,696,421

		304,800,727

COSMETICS & PERSONAL CARE – 3.45%
Alberto-Culver Co.	18,358	811,974
Avon Products Inc.	421,226	13,129,614
Colgate-Palmolive Co.	340,371	19,435,184
Estee Lauder Companies Inc. (The) Class A	114,301	4,250,854
Procter & Gamble Co.	2,851,487	164,302,681

		201,930,307
DISTRIBUTION & WHOLESALE – 0.23%
CDW Corp.	55,577	3,270,706
Fastenal Co.	111,389	5,273,155
Grainger (W.W.) Inc.	12,711	957,774
Ingram Micro Inc. Class A(1)	57,455	1,149,100
SCP Pool Corp.	46,706	2,190,978
Tech Data Corp.(1)	15,912	587,312

		13,429,025
DIVERSIFIED FINANCIAL SERVICES – 3.23%
Affiliated Managers Group Inc.(1)	29,934	3,191,264
American Express Co.	976,272	51,303,094
AmeriCredit Corp.(1)	48,226	1,481,985
Ameriprise Financial Inc.	195,229	8,797,019
BlackRock Inc.	17,599	2,463,860
Capital One Financial Corp.	75,320	6,064,766
CBOT Holdings Inc. Class A(1)(2)	577	68,894
Chicago Mercantile Exchange Holdings Inc.	30,572	13,680,970
Countrywide Financial Corp.	42,717	1,567,714
Eaton Vance Corp.	119,002	3,258,275
Federated Investors Inc. Class B	69,035	2,695,817
First Marblehead Corp. (The)(2)	23,027	995,918
Franklin Resources Inc.	144,158	13,585,450
Goldman Sachs Group Inc. (The)	49,273	7,733,890
IndyMac Bancorp Inc.	29,185	1,194,542
Legg Mason Inc.	110,527	13,852,349
Morgan Stanley	95,657	6,009,173
Nelnet Inc. Class A(1)	15,494	645,325
Nuveen Investments Inc. Class A	45,992	2,214,515
Rowe (T.) Price Group Inc.	116,124	9,082,058
Schwab (Charles) Corp. (The)	938,568	16,152,755
SLM Corp.	374,407	19,446,700
Student Loan Corp.	3,593	837,169
TD Ameritrade Holding Corp.	121,739	2,540,693

		188,864,195
ELECTRIC – 0.50%
AES Corp. (The)(1)	583,586	9,955,977
TXU Corp.	427,794	19,148,059

		29,104,036
ELECTRICAL COMPONENTS & EQUIPMENT – 0.63%
American Power Conversion Corp.	149,118	3,446,117
AMETEK Inc.	62,386	2,804,875
Emerson Electric Co.	311,637	26,062,202
Energizer Holdings Inc.(1)	47,612	2,523,436
Hubbell Inc. Class B	3,487	178,744
Molex Inc.	62,454	2,073,473

		37,088,847
ELECTRONICS – 0.86%
Agilent Technologies Inc.(1)	323,321	12,140,704
Amphenol Corp. Class A	78,732	4,108,236
Avnet Inc.(1)	39,476	1,001,901

AVX Corp.	10,420	184,434
Dolby Laboratories Inc. Class A(1)	24,687	515,958
Fisher Scientific International Inc.(1)	56,461	3,842,171
FLIR Systems Inc.(1)(2)	54,229	1,540,646
Gentex Corp.	138,406	2,416,569
Jabil Circuit Inc.(1)	145,601	6,240,459
Mettler Toledo International Inc.(1)	29,165	1,759,816
PerkinElmer Inc.	60,255	1,414,185
Sanmina-SCI Corp.(1)	234,679	962,184
Solectron Corp.(1)	384,028	1,536,112
Symbol Technologies Inc.	183,176	1,938,002
Tektronix Inc.	18,140	647,779
Thermo Electron Corp.(1)	52,225	1,937,025
Thomas & Betts Corp.(1)	23,994	1,232,812
Trimble Navigation Ltd.(1)	46,797	2,108,205
Vishay Intertechnology Inc.(1)	43,067	613,274
Waters Corp.(1)	94,179	4,063,824

		50,204,296
ENGINEERING & CONSTRUCTION – 0.17%
Fluor Corp.	77,149	6,619,384
Jacobs Engineering Group Inc.(1)	41,098	3,564,841

		10,184,225
ENTERTAINMENT – 0.36%
DreamWorks Animation SKG Inc. Class A(1)	35,805	947,042
GTECH Holdings Corp.	111,887	3,809,752
International Game Technology Inc.	306,938	10,810,356
International Speedway Corp. Class A	3,585	182,476
Penn National Gaming Inc.(1)	60,177	2,538,266
Regal Entertainment Group Class A(2)	39,271	738,688
Scientific Games Corp. Class A(1)	53,344	1,873,975

		20,900,555
ENVIRONMENTAL CONTROL – 0.16%
Allied Waste Industries Inc.(1)	59,452	727,692
Nalco Holding Co.(1)	73,734	1,305,092
Stericycle Inc.(1)	39,261	2,654,829
Waste Management Inc.	138,807	4,899,887

		9,587,500
FOOD – 1.16%
Campbell Soup Co.	103,705	3,360,042
General Mills Inc.	13,739	696,293
Heinz (H.J.) Co.	167,167	6,338,973
Hershey Co. (The)	141,092	7,369,235
Kellogg Co.	151,575	6,675,363
McCormick & Co. Inc. NVS	81,844	2,771,238
Sara Lee Corp.	263,262	4,707,125
Sysco Corp.	564,945	18,106,487
Whole Foods Market Inc.	122,878	8,164,014
Wrigley (William Jr.) Co.	156,125	9,992,000

		68,180,770
HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	37,954	3,297,823
Stanley Works (The)	48,272	2,445,460

		5,743,283
HEALTH CARE - PRODUCTS – 6.67%
Advanced Medical Optics Inc.(1)	57,773	2,694,533
Bard (C.R.) Inc.	93,624	6,348,643
Bausch & Lomb Inc.	42,318	2,695,657
Baxter International Inc.	587,416	22,797,615

Beckman Coulter Inc.	55,360	3,020,995
Becton, Dickinson & Co.	225,349	13,876,991
Biomet Inc.	224,759	7,983,440
Boston Scientific Corp.(1)	588,857	13,573,154
Cooper Companies Inc.	31,172	1,684,223
Cytyc Corp.(1)	102,114	2,877,573
Dade Behring Holdings Inc.	79,304	2,831,946
DENTSPLY International Inc.	71,758	4,172,728
Edwards Lifesciences Corp.(1)	52,875	2,300,062
Gen-Probe Inc.(1)	44,887	2,474,171
Guidant Corp.	290,041	22,640,600
Henry Schein Inc.(1)	77,533	3,710,729
Hillenbrand Industries Inc.	16,435	903,761
IDEXX Laboratories Inc.(1)	28,939	2,499,172
Johnson & Johnson	2,653,848	157,160,879
Kinetic Concepts Inc.(1)	42,638	1,755,406
Medtronic Inc.	1,079,464	54,782,798
Patterson Companies Inc.(1)	122,518	4,312,634
ResMed Inc.(1)	62,558	2,751,301
Respironics Inc.(1)	63,572	2,473,587
St. Jude Medical Inc.(1)	323,323	13,256,243
Stryker Corp.	261,545	11,596,905
TECHNE Corp.(1)	34,483	2,073,808
Varian Medical Systems Inc.(1)	118,096	6,632,271
Zimmer Holdings Inc.(1)	220,390	14,898,364

		390,780,189
HEALTH CARE - SERVICES – 3.20%
Aetna Inc.	414,727	20,379,685
AMERIGROUP Corp.(1)	45,324	953,617
Community Health Systems Inc.(1)	70,414	2,545,466
Covance Inc.(1)	56,365	3,311,444
Coventry Health Care Inc.(1)	143,772	7,760,813
DaVita Inc.(1)	89,258	5,374,224
HCA Inc.	365,355	16,729,605
Health Management Associates Inc. Class A	197,868	4,268,013
Health Net Inc.(1)	59,088	3,002,852
Humana Inc.(1)	108,579	5,716,684
Laboratory Corp. of America Holdings(1)	112,827	6,598,123
LifePoint Hospitals Inc.(1)(2)	48,636	1,512,580
Lincare Holdings Inc.(1)	82,184	3,201,889
Manor Care Inc.	70,478	3,125,699
Quest Diagnostics Inc.	143,250	7,348,725
Sierra Health Services Inc.(1)	36,458	1,483,841
Tenet Healthcare Corp.(1)	60,614	447,331
Triad Hospitals Inc.(1)	28,154	1,179,653
UnitedHealth Group Inc.	1,215,554	67,900,846
Universal Health Services Inc. Class B	28,382	1,441,522
WellPoint Inc.(1)	296,507	22,958,537

		187,241,149
HOME BUILDERS – 0.51%
Beazer Homes USA Inc.	15,582	1,023,737
Centex Corp.	59,762	3,704,646
Horton (D.R.) Inc.	176,314	5,857,151
Hovnanian Enterprises Inc. Class A(1)	29,711	1,305,204
KB Home	59,988	3,898,020
Lennar Corp. Class A	68,928	4,161,873
M.D.C. Holdings Inc.	17,765	1,142,467
NVR Inc.(1)	4,194	3,099,156
Ryland Group Inc.	33,147	2,300,402
Standard-Pacific Corp.	7,582	254,907
Toll Brothers Inc.(1)	94,932	3,287,495

		30,035,058

HOME FURNISHINGS – 0.13%
Harman International Industries Inc.	59,988	6,666,466
Tempur-Pedic International Inc.(1)	36,065	510,320
Whirlpool Corp.	5,148	470,888

		7,647,674
HOUSEHOLD PRODUCTS & WARES – 0.49%
ACCO Brands Corp.(1)	35,818	795,160
Avery Dennison Corp.	60,579	3,542,660
Church & Dwight Co. Inc.	56,435	2,083,580
Fortune Brands Inc.	129,914	10,474,966
Kimberly-Clark Corp.	192,671	11,136,384
Scotts Miracle-Gro Co. (The) Class A	6,183	282,934
Spectrum Brands Inc.(1)(2)	23,592	512,418

		28,828,102
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	43,985	1,107,982
Toro Co.	38,352	1,831,308

		2,939,290
INSURANCE – 1.53%
AFLAC Inc.	356,388	16,083,790
Ambac Financial Group Inc.	21,293	1,694,923
American International Group Inc.	608,218	40,197,128
Berkley (W.R.) Corp.	17,881	1,038,171
Brown & Brown Inc.	97,903	3,250,380
Erie Indemnity Co. Class A	7,446	391,957
Gallagher (Arthur J.) & Co.	68,054	1,892,582
Hanover Insurance Group Inc. (The)	3,253	170,522
HCC Insurance Holdings Inc.	47,786	1,662,953
Markel Corp.(1)	3,852	1,300,743
MBIA Inc.	7,335	441,054
Philadelphia Consolidated Holding Corp.(1)	37,976	1,296,501
Progressive Corp. (The)	161,797	16,868,955
Prudential Financial Inc.	31,259	2,369,745
Transatlantic Holdings Inc.	1,730	101,119
Unitrin Inc.	20,632	959,594

		89,720,117
INTERNET – 3.09%
Akamai Technologies Inc.(1)	120,759	3,971,764
Amazon.com Inc.(1)	272,764	9,958,614
CheckFree Corp.(1)	62,309	3,146,604
eBay Inc.(1)	972,135	37,971,593
Emdeon Corp.(1)	200,483	2,165,216
Expedia Inc.(1)	87,519	1,774,010
F5 Networks Inc.(1)	35,264	2,556,287
Google Inc. Class A(1)	147,125	57,378,750
IAC/InterActiveCorp(1)	88,457	2,606,828
McAfee Inc.(1)	145,458	3,538,993
Monster Worldwide Inc.(1)	92,101	4,592,156
Symantec Corp.(1)	645,199	10,858,699
VeriSign Inc.(1)	219,519	5,266,261
Yahoo! Inc.(1)	1,080,524	34,857,704

		180,643,479
IRON & STEEL – 0.09%
Allegheny Technologies Inc.	86,150	5,270,657

		5,270,657
LEISURE TIME – 0.30%
Brunswick Corp.	64,239	2,496,328

Harley-Davidson Inc.	254,034	13,179,284
Polaris Industries Inc.	37,820	2,063,459

		17,739,071
LODGING – 0.88%
Boyd Gaming Corp.	37,483	1,871,901
Choice Hotels International Inc.	27,117	1,241,416
Harrah’s Entertainment Inc.	101,867	7,941,551
Hilton Hotels Corp.	340,868	8,678,499
Las Vegas Sands Corp.(1)	21,367	1,210,654
Marriott International Inc. Class A	157,015	10,771,229
MGM Mirage(1)	107,841	4,646,869
Starwood Hotels & Resorts Worldwide Inc.	118,696	8,039,280
Station Casinos Inc.	49,731	3,947,149
Wynn Resorts Ltd.(1)(2)	42,738	3,284,415

		51,632,963
MACHINERY – 1.26%
Caterpillar Inc.	609,903	43,797,134
Cummins Inc.	22,909	2,407,736
Deere & Co.	22,334	1,765,503
Graco Inc.	61,456	2,791,946
IDEX Corp.	36,129	1,884,850
Joy Global Inc.	107,268	6,411,408
Rockwell Automation Inc.	164,302	11,814,957
Zebra Technologies Corp. Class A(1)	64,403	2,880,102

		73,753,636
MANUFACTURING – 6.39%
Brink’s Co. (The)	37,160	1,886,242
Carlisle Companies Inc.	14,256	1,166,141
Danaher Corp.	210,535	13,379,499
Donaldson Co. Inc.	66,000	2,230,140
Dover Corp.	121,695	5,909,509
Eaton Corp.	37,924	2,767,314
General Electric Co.	7,174,977	249,545,700
Harsco Corp.	32,424	2,678,871
Illinois Tool Works Inc.	209,621	20,188,599
ITT Industries Inc.	150,926	8,485,060
Leggett & Platt Inc.	46,552	1,134,472
Pall Corp.	9,643	300,765
Parker Hannifin Corp.	46,609	3,757,151
Pentair Inc.	76,522	3,118,271
Roper Industries Inc.	65,477	3,184,147
Textron Inc.	24,663	2,303,278
3M Co.	686,819	51,985,329

		374,020,488
MEDIA – 2.42%
Cablevision Systems Corp.(1)	178,333	4,761,491
CBS Corp. Class B	114,636	2,748,971
CKX Inc.(1)	19,313	252,421
Clear Channel Communications Inc.	153,447	4,451,497
Comcast Corp. Class A(1)	860,180	22,502,309
DIRECTV Group Inc. (The)(1)	532,003	8,724,849
Discovery Holding Co. Class A(1)	91,173	1,367,595
Dow Jones & Co. Inc.	46,880	1,842,384
EchoStar Communications Corp.(1)	205,007	6,123,559
Liberty Global Inc. Class A(1)	179,543	3,675,245
Liberty Media Corp. Class A(1)	912,909	7,494,983
McGraw-Hill Companies Inc. (The)	334,305	19,262,654
Meredith Corp.	37,853	2,111,819
News Corp. Class A	836,052	13,886,824
Scripps (E.W.) Co. Class A	72,888	3,258,822

Sirius Satellite Radio Inc.(1)	1,183,583	6,012,602
Time Warner Inc.	221,229	3,714,435
Univision Communications Inc. Class A(1)	95,080	3,277,408
Viacom Inc. Class B(1)	114,204	4,431,115
Walt Disney Co. (The)	412,418	11,502,338
Washington Post Co. (The) Class B	4,297	3,337,695
Westwood One Inc.	12,319	136,002
Wiley (John) & Sons Inc. Class A	41,293	1,562,940
XM Satellite Radio Holdings Inc. Class A(1)	230,149	5,125,418

		141,565,376
METAL FABRICATE & HARDWARE – 0.06%
Precision Castparts Corp.	39,558	2,349,745
Timken Co. (The)	35,336	1,140,293

		3,490,038
MINING – 0.33%
Freeport-McMoRan Copper & Gold Inc.	160,266	9,579,099
Phelps Dodge Corp.	97,165	7,824,697
Southern Copper Corp.	23,240	1,963,315

		19,367,111
OFFICE & BUSINESS EQUIPMENT – 0.08%
Pitney Bowes Inc.	107,705	4,623,776

		4,623,776
OFFICE FURNISHINGS – 0.09%
Herman Miller Inc.	62,476	2,024,847
HNI Corp.	47,347	2,793,473
Steelcase Inc. Class A	26,102	469,836

		5,288,156
OIL & GAS – 1.61%
Chesapeake Energy Corp.	125,630	3,946,038
Denbury Resources Inc.(1)	101,517	3,215,043
Diamond Offshore Drilling Inc.	52,138	4,666,351
ENSCO International Inc.	96,817	4,981,235
EOG Resources Inc.	213,510	15,372,720
Helmerich & Payne Inc.	30,132	2,103,816
Murphy Oil Corp.	147,233	7,335,148
Newfield Exploration Co.(1)	82,033	3,437,183
Noble Energy Inc.	19,555	858,856
Patterson-UTI Energy Inc.	151,136	4,830,307
Pioneer Natural Resources Co.	6,236	275,943
Plains Exploration & Production Co.(1)	69,163	2,672,458
Pride International Inc.(1)	75,091	2,341,337
Quicksilver Resources Inc.(1)	50,480	1,951,557
Range Resources Corp.	115,880	3,164,683
Rowan Companies Inc.	57,047	2,507,786
Southwestern Energy Co.(1)	148,510	4,780,537
Sunoco Inc.	96,440	7,480,851
Tesoro Corp.	34,321	2,345,497
Unit Corp.(1)	39,007	2,174,640
XTO Energy Inc.	322,103	14,034,028

		94,476,014
OIL & GAS SERVICES – 1.47%
Baker Hughes Inc.	302,356	20,681,150
BJ Services Co.	288,740	9,990,404
Cooper Cameron Corp.(1)	83,912	3,698,841
Dresser-Rand Group Inc.(1)	20,364	506,045
FMC Technologies Inc.(1)	61,922	3,171,645
Grant Prideco Inc.(1)	110,934	4,752,413
Halliburton Co.	398,093	29,068,751

National Oilwell Varco Inc.(1)	89,163	5,717,132
Smith International Inc.	189,595	7,386,621
Tidewater Inc.	19,705	1,088,307

		86,061,309
PACKAGING & CONTAINERS – 0.09%
Ball Corp.	13,102	574,261
Crown Holdings Inc.(1)	148,877	2,641,078
Pactiv Corp.(1)	14,627	358,947
Sealed Air Corp.	25,984	1,503,694

		5,077,980
PHARMACEUTICALS – 5.51%
Abbott Laboratories	1,210,942	51,428,707
Allergan Inc.	131,474	14,264,929
American Pharmaceutical Partners Inc.(1)	18,146	516,980
Barr Pharmaceuticals Inc.(1)	92,001	5,794,223
Bristol-Myers Squibb Co.	706,330	17,382,781
Cardinal Health Inc.	248,043	18,484,164
Caremark Rx Inc.(1)	362,322	17,818,996
Cephalon Inc.(1)(2)	51,827	3,122,577
Endo Pharmaceuticals Holdings Inc.(1)	45,243	1,484,423
Express Scripts Inc.(1)	110,865	9,745,033
Forest Laboratories Inc.(1)	290,824	12,979,475
Gilead Sciences Inc.(1)	403,218	25,088,224
Hospira Inc.(1)	68,275	2,694,131
ImClone Systems Inc.(1)	61,446	2,090,393
Kos Pharmaceuticals Inc.(1)	13,616	650,436
Lilly (Eli) & Co.	817,067	45,183,805
Medco Health Solutions Inc.(1)	193,348	11,063,373
Merck & Co. Inc.	454,171	16,000,444
Mylan Laboratories Inc.	55,252	1,292,897
Omnicare Inc.	33,275	1,829,792
OSI Pharmaceuticals Inc.(1)(2)	49,174	1,578,485
Schering-Plough Corp.	1,316,430	24,999,006
Sepracor Inc.(1)	93,466	4,562,075
Valeant Pharmaceuticals International	82,306	1,304,550
VCA Antech Inc.(1)	73,215	2,085,163
Wyeth	594,876	28,863,384

		322,308,446
PIPELINES – 0.37%
Equitable Resources Inc.	98,115	3,582,179
Kinder Morgan Inc.	87,823	8,078,838
Questar Corp.	17,984	1,259,779
Western Gas Resources Inc.	47,222	2,278,461
Williams Companies Inc.	302,858	6,478,133

		21,677,390
REAL ESTATE – 0.18%
CB Richard Ellis Group Inc. Class A(1)	44,805	3,615,763
Forest City Enterprises Inc. Class A	58,633	2,764,546
St. Joe Co. (The)	67,833	4,262,626

		10,642,935
REAL ESTATE INVESTMENT TRUSTS – 0.45%
CapitalSource Inc.	62,508	1,555,199
Federal Realty Investment Trust	17,954	1,350,141
General Growth Properties Inc.	78,875	3,854,621
Global Signal Inc.	13,374	658,001
KKR Financial Corp.	4,223	94,722
Macerich Co. (The)	18,658	1,379,759
Mills Corp.	50,405	1,411,340
New Century Financial Corp.	21,766	1,001,671

ProLogis	18,721	1,001,574
Public Storage Inc.	57,902	4,703,379
Simon Property Group Inc.	55,763	4,691,899
SL Green Realty Corp.	3,275	332,412
United Dominion Realty Trust Inc.	51,088	1,458,052
Ventas Inc.	92,053	3,054,319

		26,547,089
RETAIL – 10.06%
Abercrombie & Fitch Co. Class A	76,959	4,486,710
Advance Auto Parts Inc.	95,768	3,987,780
American Eagle Outfitters Inc.	106,366	3,176,089
AnnTaylor Stores Corp.(1)	30,529	1,123,162
Applebee’s International Inc.	67,735	1,662,894
AutoZone Inc.(1)	50,410	5,025,373
Barnes & Noble Inc.	11,511	532,384
Bebe Stores Inc.	16,777	309,032
Bed Bath & Beyond Inc.(1)	262,453	10,078,195
Best Buy Co. Inc.	361,123	20,197,610
Brinker International Inc.	79,343	3,352,242
CarMax Inc.(1)	92,753	3,031,168
CBRL Group Inc.	19,716	865,730
Cheesecake Factory (The)(1)	69,962	2,620,077
Chico’s FAS Inc.(1)	160,755	6,533,083
Circuit City Stores Inc.	67,091	1,642,388
Claire’s Stores Inc.	72,818	2,644,022
Copart Inc.(1)	59,916	1,644,694
Costco Wholesale Corp.	162,013	8,774,624
CVS Corp.	722,924	21,593,740
Darden Restaurants Inc.	139,695	5,731,686
Dick’s Sporting Goods Inc.(1)	30,817	1,222,510
Dollar General Corp.	292,852	5,174,695
Dollar Tree Stores Inc.(1)	66,471	1,839,253
Family Dollar Stores Inc.	106,618	2,836,039
Foot Locker Inc.	72,330	1,727,240
Gap Inc. (The)	506,014	9,452,342
Home Depot Inc.	1,926,576	81,494,165
Kohl’s Corp.(1)	273,355	14,490,549
Limited Brands Inc.	308,726	7,551,438
Lowe’s Companies Inc.	691,146	44,537,448
Men’s Wearhouse Inc. (The)	42,793	1,537,980
Michaels Stores Inc.	122,015	4,585,324
MSC Industrial Direct Co. Inc. Class A	41,353	2,233,889
Nordstrom Inc.	196,139	7,684,726
O’Reilly Automotive Inc.(1)	89,430	3,269,561
Outback Steakhouse Inc.	52,190	2,296,360
Panera Bread Co. Class A(1)	23,932	1,799,208
Penney (J.C.) Co. Inc.	62,968	3,803,897
PetSmart Inc.	128,595	3,618,663
RadioShack Corp.	119,501	2,298,004
Ross Stores Inc.	131,975	3,852,350
Saks Inc.(1)	15,601	301,099
Sears Holdings Corp.(1)	41,589	5,499,729
Sonic Corp.(1)	53,529	1,880,474
Staples Inc.	657,376	16,776,236
Starbucks Corp.(1)	695,732	26,187,352
Target Corp.	790,325	41,104,803
Tiffany & Co.	51,189	1,921,635
TJX Companies Inc.	429,333	10,656,045
Urban Outfitters Inc.(1)	95,565	2,345,165
Walgreen Co.	912,450	39,353,969
Wal-Mart Stores Inc.	2,247,839	106,187,914
Wendy’s International Inc.	53,104	3,295,634
Williams-Sonoma Inc.(1)	103,121	4,372,330
Yum! Brands Inc.	258,569	12,633,681

		588,834,390

SAVINGS & LOANS – 0.26%
Golden West Financial Corp.	94,353	6,406,569
Hudson City Bancorp Inc.	534,019	7,097,112
People’s Bank	52,536	1,720,554

		15,224,235
SEMICONDUCTORS – 5.29%
Advanced Micro Devices Inc.(1)	225,945	7,492,336
Agere Systems Inc.(1)	160,450	2,413,168
Altera Corp.(1)	332,134	6,855,246
Analog Devices Inc.	330,190	12,642,975
Applied Materials Inc.	1,488,445	26,062,672
Broadcom Corp. Class A(1)	370,390	15,986,032
Cree Inc.(1)	66,835	2,192,856
Freescale Semiconductor Inc. Class B(1)	44,307	1,230,405
Intel Corp.	5,194,134	100,506,493
International Rectifier Corp.(1)	49,267	2,041,132
Intersil Corp. Class A	62,827	1,816,957
KLA-Tencor Corp.	175,594	8,491,726
Lam Research Corp.(1)	123,511	5,310,973
Linear Technology Corp.	273,342	9,588,837
LSI Logic Corp.(1)	127,603	1,475,091
Maxim Integrated Products Inc.	292,897	10,881,124
MEMC Electronic Materials Inc.(1)	123,366	4,554,673
Microchip Technology Inc.	186,268	6,761,528
Micron Technology Inc.(1)	286,569	4,218,296
National Semiconductor Corp.	311,502	8,672,216
Novellus Systems Inc.(1)	56,282	1,350,768
NVIDIA Corp.(1)	151,724	8,687,716
QLogic Corp.(1)	142,852	2,764,186
Teradyne Inc.(1)	120,845	1,874,306
Texas Instruments Inc.	1,483,431	48,167,005
Xilinx Inc.	310,992	7,917,856

		309,956,573
SOFTWARE – 7.67%
Activision Inc.(1)	213,746	2,947,557
Adobe Systems Inc.(1)	529,253	18,481,515
Autodesk Inc.(1)	202,179	7,787,935
Automatic Data Processing Inc.	520,602	23,781,099
Avid Technology Inc.(1)	34,744	1,509,974
BEA Systems Inc.(1)	24,142	316,984
BMC Software Inc.(1)	85,612	1,854,356
CA Inc.	299,892	8,160,061
Cerner Corp.(1)	56,898	2,699,810
Citrix Systems Inc.(1)	159,250	6,035,575
Compuware Corp.(1)	153,570	1,202,453
Dun & Bradstreet Corp.(1)	60,755	4,658,693
Electronic Arts Inc.(1)	274,806	15,037,384

Fair Isaac Corp.	45,204	1,790,982
Fidelity National Information Services Inc.	156,023	6,326,733
First Data Corp.	694,901	32,535,265
Fiserv Inc.(1)	161,078	6,853,869
Global Payments Inc.	58,691	3,111,210
Hyperion Solutions Corp.(1)	53,772	1,752,967
IMS Health Inc.	177,505	4,574,304
Intuit Inc.(1)	139,480	7,418,941
Microsoft Corp.	8,263,846	224,859,250
NAVTEQ Corp.(1)	80,029	4,053,469
Oracle Corp.(1)	3,496,016	47,860,459
Pixar Inc.(1)	48,012	3,079,490
Red Hat Inc.(1)	157,904	4,418,154
Salesforce.com Inc.(1)	60,670	2,204,141
SEI Investments Co.	56,327	2,282,933
Take-Two Interactive Software Inc.(1)(2)	53,563	999,486
Total System Services Inc.	33,187	661,085

		449,256,134
TELECOMMUNICATIONS – 5.78%
Alltel Corp.	42,047	2,722,543
American Tower Corp. Class A(1)	351,290	10,651,113
Andrew Corp.(1)	36,947	453,709
Avaya Inc.(1)	302,980	3,423,674
Cisco Systems Inc.(1)	5,768,976	125,013,710
Comverse Technology Inc.(1)	159,145	3,744,682
Corning Inc.(1)	1,360,300	36,605,673
Crown Castle International Corp.(1)	126,802	3,594,837
Harris Corp.	99,874	4,723,041
JDS Uniphase Corp.(1)	711,318	2,966,196
Juniper Networks Inc.(1)	353,802	6,764,694
Motorola Inc.	1,753,007	40,161,390
Nextel Partners Inc. Class A(1)	148,685	4,210,759
NII Holdings Inc. Class B(1)	110,833	6,535,822
PanAmSat Holding Corp.	18,498	459,120
QUALCOMM Inc.	1,457,943	73,786,495
Sprint Nextel Corp.	432,799	11,183,526
Telephone & Data Systems Inc.	11,545	455,335
United States Cellular Corp.(1)	4,543	269,672
West Corp.(1)	18,159	810,981

		338,536,972
TEXTILES – 0.11%
Cintas Corp.	125,136	5,333,296
Mohawk Industries Inc.(1)	10,765	868,951

		6,202,247
TOYS, GAMES & HOBBIES – 0.03%
Marvel Entertainment Inc.(1)	55,225	1,111,127
Mattel Inc.	41,053	744,291

		1,855,418
TRANSPORTATION – 1.72%
CH Robinson Worldwide Inc.	152,995	7,510,525
CNF Inc.	46,765	2,335,444
Expeditors International Washington Inc.	95,298	8,232,794
FedEx Corp.	269,587	30,447,156
Hunt (J.B.) Transport Services Inc.	104,230	2,245,114
Landstar System Inc.	53,496	2,360,244
Norfolk Southern Corp.	52,782	2,853,923
Ryder System Inc.	19,827	887,853
Swift Transportation Co. Inc.(1)	17,485	379,949
United Parcel Service Inc. Class B	547,769	43,481,903

		100,734,905

WATER – 0.01%
Aqua America Inc.	11,780	327,720

		327,720

TOTAL COMMON STOCKS (Cost: $5,502,417,372)		5,846,557,547

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.22%
CERTIFICATES OF DEPOSIT (3) – 0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$58,778	58,778
Washington Mutual Bank
4.79%, 05/10/06	58,778	58,778
Wells Fargo Bank N.A.
4.78%, 12/05/06	94,045	94,045

		211,601
COMMERCIAL PAPER (3) – 0.03%
Amstel Funding Corp.
4.40%, 05/08/06	58,778	58,528
Aspen Funding Corp.
4.90%, 04/03/06	19,985	19,985
Barton Capital Corp.
4.73%, 05/10/06	47,023	46,794
Bryant Park Funding LLC
4.72%, 04/18/06	63,162	63,038
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	29,389	29,323
CC USA Inc.
4.23%, 04/21/06	35,267	35,192
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	293,891	293,320
Ebury Finance Ltd.
4.79%, 05/10/06	29,389	29,244
Edison Asset Securitization LLC
4.37%, 05/08/06	58,778	58,528
Galaxy Funding Inc.
4.23%, 04/18/06	33,739	33,679
Giro Funding Corp.
4.76%, 04/24/06	29,389	29,307
Grampian Funding LLC
4.41%, 05/15/06	58,778	58,476
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	165,339	164,889
Liberty Street Funding Corp.
4.73%, 04/18/06	29,389	29,331
Mont Blanc Capital Corp.
4.73%, 04/20/06	176,335	175,941
Nordea North America Inc.
4.16%, 04/04/06	123,434	123,420
Park Granada LLC
4.75%, 05/05/06	50,880	50,665
Sigma Finance Inc.
4.16%, 04/06/06	70,534	70,509

Solitaire Funding Ltd.
4.75%, 05/10/06	35,267	35,095
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	239,133	238,642
Thunder Bay Funding Inc.
4.76%, 04/18/06	58,005	57,890
Tulip Funding Corp.
4.80%, 04/28/06	117,556	117,164

		1,818,960
MEDIUM-TERM NOTES (3) – 0.01%
Dorada Finance Inc.
3.93%, 07/07/06	36,442	36,442
K2 USA LLC
3.94%, 07/07/06	70,534	70,533
Marshall & Ilsley Bank
5.18%, 12/15/06	117,556	117,840
Sigma Finance Inc.
5.13%, 03/30/07	41,145	41,145
Toronto-Dominion Bank
3.81%, 06/20/06	146,945	146,948
US Bank N.A.
2.85%, 11/15/06	23,511	23,243

		436,151
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	4,638,911	4,638,911

		4,638,911
REPURCHASE AGREEMENTS (3) – 0.02%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $176,408 (collateralized by non-U.S. Government debt securities, value $194,460, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$176,335	176,335
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $294,012 (collateralized by non-U.S. Government debt securities, value $308,703, 3.82% to 6.58%, 4/21/34 to 11/20/35).	293,891	293,891
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $294,010 (collateralized by U.S. Government obligations, value $299,220, 4.50% to 5.00%, 4/1/34 to 3/1/36).	293,891	293,891
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $235,212 (collateralized by non-U.S. Government debt securities, value $247,488, 0.00% to 10.00%, 1/1/08 to 1/1/10).	235,113	235,113
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $117,603 (collateralized by U.S. Government obligations, value $120,209, 4.76% to 5.80%, 9/1/15 to 2/1/36).	117,556	117,556
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $117,604 (collateralized by non-U.S. Government debt securities, value $121,704, 0.00% to 6.91%, 4/3/06 to 3/15/32).	117,556	117,556

		1,234,342

TIME DEPOSITS (3) – 0.01%
Fifth Third Bank
4.84%, 04/03/06	132,065	132,065
Societe Generale
4.85%, 04/03/06	117,556	117,556
UBS AG
4.88%, 04/03/06	235,113	235,113

		484,734
VARIABLE & FLOATING RATE NOTES (3) – 0.07%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	271,555	271,605
American Express Bank
4.74%, 07/19/06	29,389	29,389
American Express Centurion Bank
4.78%, 06/29/06	47,023	47,023
American Express Credit Corp.
4.76%, 02/05/07	35,267	35,292
ASIF Global Financing
4.95%, 05/30/06(6)	223,357	223,413
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	76,412	76,412
Beta Finance Inc.
4.77%, 05/25/06(6)	82,289	82,288
BMW US Capital LLC
4.72%, 04/16/07(6)	117,556	117,556
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	9,405	9,404
CC USA Inc.
4.77%, 05/25/06(6)	64,656	64,655
Commodore CDO Ltd.
4.97%, 12/12/06(6)	29,389	29,389
DEPFA Bank PLC
4.92%, 03/15/07	117,556	117,556
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	117,556	117,556
Fifth Third Bancorp.
4.78%, 01/23/07(6)	235,113	235,113
General Electric Capital Corp.
4.79%, 04/09/07	52,900	52,938
Hartford Life Global Funding Trusts
4.77%, 02/15/07	117,556	117,556
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	117,556	117,556
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	123,055	123,055
Marshall & Ilsley Bank
4.73%, 02/15/07	64,656	64,656
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	176,335	176,335
Natexis Banques Populaires
4.73%, 04/13/07(6)	88,167	88,167
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	317,402	317,413
Northern Rock PLC
4.68%, 02/02/07(6)	141,068	141,072
Permanent Financing PLC
4.66%, 06/12/06(6)	102,274	102,274
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	117,556	117,556

Principal Life Income Funding Trusts
4.70%, 05/10/06	88,167	88,168
Sedna Finance Inc.
4.75%, 09/20/06(6)	35,267	35,267
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	117,556	117,556
Strips III LLC
4.86%, 07/24/06(6)	29,641	29,641
SunTrust Bank
4.62%, 04/28/06	176,335	176,335
Toyota Motor Credit Corp.
4.81%, 04/10/06	52,900	52,900
UniCredito Italiano SpA
4.84%, 06/14/06	152,823	152,813
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	117,556	117,556
US Bank N.A.
4.75%, 09/29/06	52,900	52,894
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	214,829	214,829
Wells Fargo & Co.
4.74%, 03/15/07(6)	58,778	58,782
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	58,778	58,776
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	70,534	70,535
Wind Master Trust
4.82%, 08/25/06(6)	12,171	12,171
Winston Funding Ltd.
4.68%, 04/23/06(6)	83,935	83,935

		4,197,387

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,022,086)		13,022,086

TOTAL INVESTMENTS IN SECURITIES – 100.09% (Cost: $5,515,439,458)		5,859,579,633
Other Assets, Less Liabilities – (0.09)%		(5,514,444)

NET ASSETS – 100.00%		$5,854,065,189

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.79%
ADVERTISING – 0.02%
Clear Channel Outdoor Holdings Inc. Class A(1)	10,834	$254,056
Interpublic Group of Companies Inc.(1)	51,055	488,086
Lamar Advertising Co.(1)	13,128	690,795

		1,432,937
AEROSPACE & DEFENSE – 1.09%
Alliant Techsystems Inc.(1)	9,741	751,713
General Dynamics Corp.	373,669	23,907,343
L-3 Communications Holdings Inc.	46,127	3,957,235
Northrop Grumman Corp.	334,811	22,864,243
Raytheon Co.	328,041	15,037,399

		66,517,933
AGRICULTURE – 1.99%
Altria Group Inc.	1,150,932	81,555,042
Archer-Daniels-Midland Co.	612,118	20,597,771
Loews Corp. - Carolina Group	63,371	2,995,547
Monsanto Co.	53,747	4,555,058
Reynolds American Inc.(2)	79,694	8,407,717
UST Inc.	72,874	3,031,558

		121,142,693
AIRLINES – 0.11%
Southwest Airlines Co.	370,920	6,672,851

		6,672,851
APPAREL – 0.26%
Columbia Sportswear Co.(1)	10,879	580,177
Jones Apparel Group Inc.	108,216	3,827,600
Liz Claiborne Inc.	101,900	4,175,862
Polo Ralph Lauren Corp.	39,071	2,368,093
VF Corp.	81,313	4,626,710

		15,578,442
AUTO MANUFACTURERS – 0.39%
Ford Motor Co.	1,648,980	13,125,881
General Motors Corp.(2)	430,727	9,161,563
PACCAR Inc.	20,786	1,464,997

		23,752,441
AUTO PARTS & EQUIPMENT – 0.33%
Autoliv Inc.	65,144	3,685,848
BorgWarner Inc.	36,689	2,202,808
Goodyear Tire & Rubber Co. (The)(1)	74,305	1,075,936
Johnson Controls Inc.	145,386	11,039,159
Lear Corp.(2)	62,499	1,108,107
TRW Automotive Holdings Corp.(1)	39,992	931,814

		20,043,672

BANKS – 12.10%
AmSouth Bancorp	329,077	8,901,533
Associated Bancorp	127,390	4,328,712
Bank of America Corp.	4,342,115	197,739,917
Bank of Hawaii Corp.	43,072	2,296,168
Bank of New York Co. Inc. (The)	724,107	26,096,816
BB&T Corp.	509,425	19,969,460
BOK Financial Corp.	21,166	1,006,443
City National Corp.	38,533	2,958,949
Colonial BancGroup Inc. (The)	144,786	3,619,650
Comerica Inc.	157,377	9,123,145
Commerce Bancorp Inc.	18,740	686,821
Commerce Bancshares Inc.	58,716	3,033,856
Compass Bancshares Inc.	115,534	5,847,176
Cullen/Frost Bankers Inc.	47,006	2,526,572
Fifth Third Bancorp	411,012	16,177,432
First Horizon National Corp.	115,712	4,819,405
FirstMerit Corp.	77,908	1,921,211
Fulton Financial Corp.	154,087	2,650,296
Huntington Bancshares Inc.	240,088	5,793,323
International Bancshares Corp.	42,742	1,227,978
KeyCorp	380,103	13,987,790
M&T Bank Corp.	71,217	8,128,708
Marshall & Ilsley Corp.	213,463	9,302,718
Mellon Financial Corp.	365,383	13,007,635
Mercantile Bankshares Corp.	111,147	4,273,602
National City Corp.	528,369	18,440,078
North Fork Bancorp Inc.	445,296	12,837,884
Northern Trust Corp.	80,337	4,217,692
PNC Financial Services Group	264,355	17,793,735
Popular Inc.	258,509	5,366,647
Regions Financial Corp.	432,544	15,212,572
Sky Financial Group Inc.	89,322	2,367,033
South Financial Group Inc. (The)	67,002	1,752,102
State Street Corp.	218,486	13,203,109
SunTrust Banks Inc.	337,044	24,523,322
TCF Financial Corp.	35,383	911,112
TD Banknorth Inc.	102,732	3,015,184
U.S. Bancorp	1,708,960	52,123,280
UnionBanCal Corp.	52,741	3,700,309
Valley National Bancorp	101,103	2,590,259
Wachovia Corp.	1,507,534	84,497,281
Webster Financial Corp.	50,109	2,428,282
Wells Fargo & Co.	1,414,475	90,342,518
Whitney Holding Corp.	58,650	2,079,729
Wilmington Trust Corp.	62,935	2,728,232
Zions Bancorporation	96,831	8,010,829

		737,566,505
BEVERAGES – 0.97%
Anheuser-Busch Companies Inc.	276,512	11,826,418
Brown-Forman Corp. Class B	3,981	306,418
Coca-Cola Co. (The)	732,136	30,654,534
Coca-Cola Enterprises Inc.	281,119	5,717,960
Constellation Brands Inc.(1)	133,690	3,348,934
Molson Coors Brewing Co. Class B	43,700	2,998,694
Pepsi Bottling Group Inc.	97,820	2,972,750
PepsiAmericas Inc.	63,395	1,550,008

		59,375,716
BIOTECHNOLOGY – 0.22%
Biogen Idec Inc.(1)	176,394	8,308,157
Charles River Laboratories International Inc.(1)	35,644	1,747,269
Chiron Corp.(1)	6,551	300,101
Invitrogen Corp.(1)	23,112	1,620,845
Millennium Pharmaceuticals Inc.(1)	142,689	1,442,586

		13,418,958

BUILDING MATERIALS – 0.20%
Lafarge North America Inc.	31,835	2,674,140
Martin Marietta Materials Inc.	7,339	785,493
Masco Corp.	82,452	2,678,865
USG Corp.(1)	34,337	3,260,642
Vulcan Materials Co.	32,073	2,779,125

		12,178,265
CHEMICALS – 1.76%
Air Products & Chemicals Inc.	191,752	12,883,817
Airgas Inc.	55,020	2,150,732
Albemarle Corp.	34,055	1,544,394
Ashland Inc.	60,656	4,311,428
Cabot Corp.	54,541	1,853,849
Celanese Corp. Class A	46,494	974,979
Chemtura Corp.	137,964	1,625,216
Cytec Industries Inc.	37,453	2,247,555
Dow Chemical Co. (The)	50,158	2,036,415
Du Pont (E.I.) de Nemours and Co.	714,096	30,141,992
Eastman Chemical Co.	74,896	3,833,177
Engelhard Corp.	112,441	4,453,788
FMC Corp.	34,957	2,166,635
Huntsman Corp.(1)	56,230	1,085,239
Lubrizol Corp.	63,169	2,706,792
Lyondell Chemical Co.	186,292	3,707,211
Mosaic Co. (The)(1)	120,066	1,722,947
PPG Industries Inc.	160,047	10,138,977
Praxair Inc.	37,677	2,077,887
Rohm & Haas Co.	138,847	6,785,453
RPM International Inc.	109,510	1,964,609
Sigma-Aldrich Corp.	58,224	3,830,557
Tronox Inc. Class B(1)	176	2,996
Valhi Inc.	8,551	151,353
Valspar Corp. (The)	94,835	2,643,051

		107,041,049
COAL – 0.08%
Arch Coal Inc.	43,114	3,274,077
CONSOL Energy Inc.	25,725	1,907,766

		5,181,843
COMMERCIAL SERVICES – 0.78%
ADESA Inc.	83,234	2,225,677
Cendant Corp.	884,381	15,344,010
Convergys Corp.(1)	132,536	2,413,481
Deluxe Corp.	46,442	1,215,387
Donnelley (R.R.) & Sons Co.	198,851	6,506,405
Equifax Inc.	30,583	1,138,911
Hewitt Associates Inc. Class A(1)	15,497	460,881
Interactive Data Corp.	17,825	418,887
Laureate Education Inc.(1)	4,418	235,833
Live Nation Inc.(1)	42,471	842,625
Manpower Inc.	61,542	3,518,972
McKesson Corp.	169,205	8,820,657
Rent-A-Center Inc.(1)	22,032	563,799
Service Corp. International	288,843	2,252,975
ServiceMaster Co. (The)	105,464	1,383,688

		47,342,188

COMPUTERS – 2.57%
Affiliated Computer Services Inc. Class A(1)	39,923	2,381,806
BISYS Group Inc. (The)(1)	64,433	868,557
Cadence Design Systems Inc.(1)	138,792	2,566,264
Ceridian Corp.(1)	72,411	1,842,860
Computer Sciences Corp.(1)	178,170	9,897,343
Diebold Inc.	6,085	250,093
Electronic Data Systems Corp.	372,502	9,994,229
Hewlett-Packard Co.	2,700,009	88,830,296
International Business Machines Corp.	230,154	18,980,800
NCR Corp.(1)	130,953	5,472,526
Reynolds & Reynolds Co. (The) Class A	52,414	1,488,558
SanDisk Corp.(1)	43,871	2,523,460
Sun Microsystems Inc.(1)	1,301,880	6,678,644
Synopsys Inc.(1)	112,796	2,520,991
Unisys Corp.(1)	315,737	2,175,428

		156,471,855
COSMETICS & PERSONAL CARE – 0.16%
Alberto-Culver Co.	50,209	2,220,744
Colgate-Palmolive Co.	132,182	7,547,592

		9,768,336
DISTRIBUTION & WHOLESALE – 0.23%
Genuine Parts Co.	162,636	7,128,336
Grainger (W.W.) Inc.	58,632	4,417,921
Ingram Micro Inc. Class A(1)	59,525	1,190,500
Tech Data Corp.(1)	38,242	1,411,512

		14,148,269
DIVERSIFIED FINANCIAL SERVICES – 12.44%
AmeriCredit Corp.(1)	69,891	2,147,750
Bear Stearns Companies Inc. (The)	111,297	15,436,894
Capital One Financial Corp.	199,786	16,086,769
CBOT Holdings Inc. Class A(1)(2)	2,447	292,172
CIT Group Inc.	186,259	9,968,582
Citigroup Inc.	4,850,912	229,108,574
Countrywide Financial Corp.	503,030	18,461,201
E*TRADE Financial Corp.(1)	388,398	10,478,978
Edwards (A.G.) Inc.	71,778	3,578,851
Federal Home Loan Mortgage Corp.	641,963	39,159,743
Federal National Mortgage Association	902,525	46,389,785
Federated Investors Inc. Class B	6,123	239,103
Friedman, Billings, Ramsey Group Inc. Class A	131,524	1,233,695
Goldman Sachs Group Inc. (The)	312,835	49,102,582
IndyMac Bancorp Inc.	27,575	1,128,645
Janus Capital Group Inc.	203,532	4,715,836
Jefferies Group Inc.	47,781	2,795,188
JP Morgan Chase & Co.	3,281,096	136,624,837
Lehman Brothers Holdings Inc.	257,909	37,275,588
Merrill Lynch & Co. Inc.	878,918	69,223,582
Morgan Stanley	921,484	57,887,625
Raymond James Financial Inc.	88,292	2,609,897
TD Ameritrade Holding Corp.	208,982	4,361,454

		758,307,331
ELECTRIC – 5.59%
Allegheny Energy Inc.(1)	151,519	5,128,918
Alliant Energy Corp.	107,816	3,392,970
Ameren Corp.	182,650	9,099,623
American Electric Power Co. Inc.	358,047	12,180,759
CenterPoint Energy Inc.	288,046	3,436,389
CMS Energy Corp.(1)	203,890	2,640,375
Consolidated Edison Inc.	226,657	9,859,579
Constellation Energy Group Inc.	165,514	9,055,271
Dominion Resources Inc.	317,487	21,916,128

DPL Inc.	117,902	3,183,354
DTE Energy Co.	162,377	6,509,694
Duke Energy Corp.	1,152,594	33,598,115
Edison International	301,693	12,423,718
Energy East Corp.	137,578	3,343,145
Entergy Corp.	197,662	13,626,818
Exelon Corp.	623,341	32,974,739
FirstEnergy Corp.	305,480	14,937,972
FPL Group Inc.	366,299	14,703,242
Great Plains Energy Inc.	69,487	1,956,059
Hawaiian Electric Industries Inc.(2)	75,290	2,042,618
MDU Resources Group Inc.	110,375	3,692,044
Northeast Utilities	139,858	2,731,427
NRG Energy Inc.(1)	127,681	5,773,735
NSTAR	99,434	2,844,807
OGE Energy Corp.	84,052	2,437,508
Pepco Holdings Inc.	175,972	4,010,402
PG&E Corp.	321,966	12,524,477
Pinnacle West Capital Corp.	91,769	3,588,168
PNM Resources Inc.	64,037	1,562,503
PPL Corp.	353,832	10,402,661
Progress Energy Inc.	231,856	10,197,027
Public Service Enterprise Group Inc.	234,187	14,997,335
Puget Energy Inc.	107,597	2,278,904
Reliant Energy Inc.(1)	280,449	2,967,150
SCANA Corp.	105,802	4,151,670
Southern Co. (The)	694,017	22,742,937
TECO Energy Inc.	192,908	3,109,677
Westar Energy Inc.	80,724	1,679,866
Wisconsin Energy Corp.	109,049	4,360,870
WPS Resources Corp.	37,265	1,834,183
Xcel Energy Inc.	375,014	6,806,504

		340,703,341
ELECTRICAL COMPONENTS & EQUIPMENT – 0.18%
Emerson Electric Co.	62,929	5,262,752
Energizer Holdings Inc.(1)	10,872	576,216
Hubbell Inc. Class B	53,785	2,757,019
Molex Inc.	64,735	2,149,202

		10,745,189
ELECTRONICS – 0.51%
Agilent Technologies Inc.(1)	61,951	2,326,260
Applera Corp. - Applied Biosystems Group	170,841	4,636,625
Arrow Electronics Inc.(1)	109,681	3,539,406
Avnet Inc.(1)	93,565	2,374,680
AVX Corp.	37,673	666,812
Fisher Scientific International Inc.(1)	53,068	3,611,277
Mettler Toledo International Inc.(1)	9,334	563,214
PerkinElmer Inc.	57,601	1,351,895
Sanmina-SCI Corp.(1)	243,675	999,067
Solectron Corp.(1)	429,235	1,716,940
Symbol Technologies Inc.	33,814	357,752
Tektronix Inc.	58,746	2,097,820
Thermo Electron Corp.(1)	95,405	3,538,571
Thomas & Betts Corp.(1)	30,742	1,579,524
Vishay Intertechnology Inc.(1)	111,060	1,581,494

		30,941,337

ENGINEERING & CONSTRUCTION – 0.02%
Jacobs Engineering Group Inc.(1)	10,679	926,296

		926,296
ENTERTAINMENT – 0.04%
International Speedway Corp. Class A	28,951	1,473,606
Warner Music Group Corp.	30,529	662,174

		2,135,780
ENVIRONMENTAL CONTROL – 0.34%
Allied Waste Industries Inc.(1)	134,896	1,651,127
Republic Services Inc.	127,937	5,438,602
Waste Management Inc.	384,515	13,573,379

		20,663,108
FOOD – 1.78%
Albertson’s Inc.	343,366	8,814,205
Campbell Soup Co.	107,137	3,471,239
ConAgra Foods Inc.	482,855	10,362,068
Dean Foods Co.(1)	130,795	5,078,770
Del Monte Foods Co.	185,697	2,202,366
General Mills Inc.	258,530	13,102,300
Heinz (H.J.) Co.	151,420	5,741,846
Hershey Co. (The)	11,923	622,738
Hormel Foods Corp.	69,015	2,332,707
Kellogg Co.	75,412	3,321,144
Kraft Foods Inc.	233,431	7,075,294
Kroger Co.(1)	679,490	13,834,416
McCormick & Co. Inc. NVS	40,805	1,381,657
Pilgrim’s Pride Corp.	14,032	304,073
Safeway Inc.	417,877	10,497,070
Sara Lee Corp.	458,751	8,202,468
Smithfield Foods Inc.(1)	80,588	2,364,452
Smucker (J.M.) Co. (The)	47,892	1,901,312
SUPERVALU Inc.	127,096	3,917,099
TreeHouse Foods Inc.(1)	28,007	743,586
Tyson Foods Inc. Class A	225,416	3,097,216

		108,368,026
FOREST PRODUCTS & PAPER – 0.94%
International Paper Co.	457,329	15,809,864
Louisiana-Pacific Corp.	102,717	2,793,902
MeadWestvaco Corp.	171,513	4,684,020
Plum Creek Timber Co. Inc.	171,487	6,333,015
Rayonier Inc.	70,261	3,203,199
Smurfit-Stone Container Corp.(1)	236,596	3,210,608
Temple-Inland Inc.	104,331	4,647,946
Weyerhaeuser Co.	226,367	16,395,762

		57,078,316
GAS – 0.68%
AGL Resources Inc.	71,860	2,590,553
Atmos Energy Corp.	74,483	1,961,137
Energen Corp.	68,282	2,389,870
KeySpan Corp.	162,476	6,640,394
NiSource Inc.	253,416	5,124,072
ONEOK Inc.	109,451	3,529,795
Piedmont Natural Gas Co.(2)	71,438	1,713,798
Sempra Energy	238,816	11,095,391
Southern Union Co.	89,157	2,213,768
UGI Corp.	96,094	2,024,701
Vectren Corp.	70,875	1,869,683

		41,153,162

HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp.	32,439	2,818,625
Snap-On Inc.	53,850	2,052,762
Stanley Works (The)	26,913	1,363,413

		6,234,800
HEALTH CARE - PRODUCTS – 0.04%
Bausch & Lomb Inc.	5,885	374,875
Cooper Companies Inc.	8,201	443,100
Hillenbrand Industries Inc.	34,144	1,877,579

		2,695,554
HEALTH CARE - SERVICES – 0.62%
Aetna Inc.	108,303	5,322,009
Community Health Systems Inc.(1)	17,312	625,829
Health Management Associates Inc. Class A	23,153	499,410
Health Net Inc.(1)	42,870	2,178,653
Humana Inc.(1)	37,252	1,961,318
Sierra Health Services Inc.(1)	7,934	322,914
Tenet Healthcare Corp.(1)	372,924	2,752,179
Triad Hospitals Inc.(1)	50,074	2,098,101
Universal Health Services Inc. Class B	12,604	640,157
WellPoint Inc.(1)	276,930	21,442,690

		37,843,260
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.	75,644	4,512,921

		4,512,921
HOME BUILDERS – 0.38%
Beazer Homes USA Inc.	22,413	1,472,534
Centex Corp.	55,557	3,443,978
Horton (D.R.) Inc.	68,938	2,290,120
KB Home	13,034	846,949
Lennar Corp. Class A	53,177	3,210,827
M.D.C. Holdings Inc.	11,086	712,941
Meritage Homes Corp.(1)	20,968	1,152,401
Pulte Homes Inc.	200,067	7,686,574
Ryland Group Inc.	9,079	630,083
Standard-Pacific Corp.	55,157	1,854,378

		23,300,785
HOME FURNISHINGS – 0.09%
Whirlpool Corp.	60,367	5,521,769

		5,521,769
HOUSEHOLD PRODUCTS & WARES – 0.45%
American Greetings Corp. Class A(2)	55,705	1,204,342
Avery Dennison Corp.	29,575	1,729,546
Clorox Co. (The)	143,718	8,601,522
Kimberly-Clark Corp.	244,891	14,154,700
Scotts Miracle-Gro Co. (The) Class A	35,702	1,633,724
Spectrum Brands Inc.(1)(2)	9,625	209,055

		27,532,889
HOUSEWARES – 0.09%
Newell Rubbermaid Inc.	210,701	5,307,558

		5,307,558
INSURANCE – 7.52%
AFLAC Inc.	95,401	4,305,447
Alleghany Corp.(1)	4,693	1,358,628
Allstate Corp. (The)	623,099	32,469,689

Ambac Financial Group Inc.	78,644	6,260,062
American Financial Group Inc.	43,890	1,826,263
American International Group Inc.	1,504,187	99,411,719
American National Insurance Co.	7,425	832,194
AmerUs Group Co.	36,501	2,198,820
AON Corp.	296,320	12,300,243
Assurant Inc.	102,010	5,023,993
Berkley (W.R.) Corp.	81,963	4,758,772
Chubb Corp.	193,345	18,452,847
CIGNA Corp.	112,883	14,744,777
Cincinnati Financial Corp.	163,553	6,880,675
CNA Financial Corp.(1)	21,459	683,255
Commerce Group Inc.	24,757	1,308,160
Conseco Inc.(1)	140,797	3,494,582
Erie Indemnity Co. Class A	32,081	1,688,744
Fidelity National Financial Inc.	150,929	5,362,507
Fidelity National Title Group Inc. Class A	26,318	599,261
First American Corp.	76,744	3,005,295
Gallagher (Arthur J.) & Co.	15,538	432,112
Genworth Financial Inc. Class A	196,846	6,580,562
Hanover Insurance Group Inc. (The)	46,304	2,427,256
Hartford Financial Services Group Inc. (The)	276,580	22,278,519
HCC Insurance Holdings Inc.	52,772	1,836,466
Jefferson-Pilot Corp.	127,175	7,114,170
Lincoln National Corp.	161,932	8,839,868
Loews Corp.	138,817	14,048,280
Markel Corp.(1)	5,162	1,743,104
Marsh & McLennan Companies Inc.	496,851	14,587,545
MBIA Inc.	118,413	7,120,174
Mercury General Corp.	24,434	1,341,427
MetLife Inc.	388,374	18,785,650
MGIC Investment Corp.	82,498	5,496,842
Nationwide Financial Services Inc.	53,169	2,287,330
Old Republic International Corp.	212,885	4,645,151
Philadelphia Consolidated Holding Corp.(1)	7,986	272,642
PMI Group Inc. (The)	82,689	3,797,079
Principal Financial Group Inc.	273,906	13,366,613
Progressive Corp. (The)	16,426	1,712,575
Protective Life Corp.	64,883	3,227,280
Prudential Financial Inc.	450,091	34,121,399
Radian Group Inc.	80,325	4,839,581
Reinsurance Group of America Inc.	27,472	1,299,151
SAFECO Corp.	118,840	5,966,956
St. Paul Travelers Companies Inc.	628,248	26,254,484
StanCorp Financial Group Inc.	52,166	2,822,702
Torchmark Corp.	97,074	5,542,925
Transatlantic Holdings Inc.	23,147	1,352,942
Unitrin Inc.	23,177	1,077,962
UNUMProvident Corp.	277,915	5,691,699
Wesco Financial Corp.	1,316	525,084

		458,401,463
INTERNET – 0.17%
CheckFree Corp.(1)	11,462	578,831
Emdeon Corp.(1)	58,113	627,620
Expedia Inc.(1)	76,459	1,549,824
IAC/InterActiveCorp(1)	76,485	2,254,013
Symantec Corp.(1)	334,717	5,633,287

		10,643,575
INVESTMENT COMPANIES – 0.13%
Allied Capital Corp.(2)	124,541	3,810,955
American Capital Strategies Ltd.(2)	111,046	3,904,377

		7,715,332

IRON & STEEL – 0.36%
Nucor Corp.	149,366	15,652,063
United States Steel Corp.	106,451	6,459,447

		22,111,510
LEISURE TIME – 0.06%
Brunswick Corp.	22,943	891,565
Sabre Holdings Corp.	122,195	2,875,248

		3,766,813
LODGING – 0.17%
Harrah’s Entertainment Inc.	63,221	4,928,709
Starwood Hotels & Resorts Worldwide Inc.	77,564	5,253,410

		10,182,119
MACHINERY – 0.37%
Cummins Inc.	18,657	1,960,851
Deere & Co.	206,397	16,315,683
IDEX Corp.	9,594	500,519
Terex Corp.(1)	46,045	3,648,606

		22,425,659
MANUFACTURING – 2.75%
AptarGroup Inc.	33,322	1,841,041
Brink’s Co. (The)	13,907	705,919
Carlisle Companies Inc.	13,925	1,139,065
Dover Corp.	62,659	3,042,721
Eastman Kodak Co.	267,668	7,612,478
Eaton Corp.	101,017	7,371,210
General Electric Co.	2,393,298	83,238,904
Harsco Corp.	4,752	392,610
Honeywell International Inc.	795,400	34,019,258
Illinois Tool Works Inc.	15,507	1,493,479
ITT Industries Inc.	14,486	814,403
Leggett & Platt Inc.	127,960	3,118,385
Pall Corp.	106,017	3,306,670
Parker Hannifin Corp.	63,415	5,111,883
Pentair Inc.	15,016	611,902
Roper Industries Inc.	11,169	543,148
SPX Corp.	56,805	3,034,523
Teleflex Inc.	34,118	2,443,872
Textron Inc.	84,317	7,874,365

		167,715,836
MEDIA – 4.20%
Belo (A.H.) Corp.	89,336	1,776,000
CBS Corp. Class B	544,225	13,050,516
Clear Channel Communications Inc.	321,889	9,338,000
Comcast Corp. Class A(1)	997,316	26,089,787
DIRECTV Group Inc. (The)(1)	56,363	924,353
Discovery Holding Co. Class A(1)	165,753	2,486,295
Gannett Co. Inc.	231,580	13,876,274
Hearst-Argyle Television Inc.	27,453	641,302
Knight Ridder Inc.	63,514	4,014,720
Lee Enterprises Inc.	42,326	1,409,033
Liberty Global Inc. Class A(1)	251,672	5,151,726
Liberty Media Corp. Class A(1)	1,658,376	13,615,267
McClatchy Co. (The) Class A	18,967	926,538
New York Times Co. Class A	134,837	3,412,724
News Corp. Class A	1,299,441	21,583,715
Time Warner Inc.	4,046,498	67,940,701
Tribune Co.	221,970	6,088,637
Univision Communications Inc. Class A(1)	98,554	3,397,156

Viacom Inc. Class B(1)	544,250	21,116,900
Walt Disney Co. (The)	1,363,182	38,019,146
Washington Post Co. (The) Class B	684	531,297
Westwood One Inc.	58,208	642,616

		256,032,703
METAL FABRICATE & HARDWARE – 0.10%
Precision Castparts Corp.	81,666	4,850,960
Timken Co. (The)	36,794	1,187,342

		6,038,302
MINING – 0.85%
Alcoa Inc.	813,205	24,851,545
Newmont Mining Corp.	384,408	19,946,931
Phelps Dodge Corp.	88,232	7,105,323

		51,903,799
OFFICE & BUSINESS EQUIPMENT – 0.29%
Pitney Bowes Inc.	101,849	4,372,378
Xerox Corp.(1)	893,389	13,579,513

		17,951,891
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	32,701	588,618

		588,618
OIL & GAS – 13.14%
Amerada Hess Corp.	72,817	10,369,141
Anadarko Petroleum Corp.	219,782	22,200,180
Apache Corp.	306,007	20,046,519
Chesapeake Energy Corp.	210,603	6,615,040
Chevron Corp.	2,113,150	122,499,306
ConocoPhillips	1,557,585	98,361,493
Devon Energy Corp.	414,278	25,341,385
ENSCO International Inc.	40,291	2,072,972
Exxon Mobil Corp.	5,935,918	361,259,969
Forest Oil Corp.(1)	49,210	1,829,628
Helmerich & Payne Inc.	16,353	1,141,766
Kerr-McGee Corp.	107,313	10,246,245
Marathon Oil Corp.	338,698	25,798,627
Newfield Exploration Co.(1)	32,139	1,346,624
Noble Energy Inc.	141,917	6,232,995
Occidental Petroleum Corp.	392,455	36,360,956
Pioneer Natural Resources Co.	113,460	5,020,605
Pogo Producing Co.	56,848	2,856,612
Pride International Inc.(1)	68,488	2,135,456
Rowan Companies Inc.	41,562	1,827,066
Sunoco Inc.	27,587	2,139,924
Tesoro Corp.	27,709	1,893,633
Unit Corp.(1)	2,285	127,389
Valero Energy Corp.	552,816	33,047,341

		800,770,872
OIL & GAS SERVICES – 0.12%
Cooper Cameron Corp.(1)	20,106	886,272
Dresser-Rand Group Inc.(1)	3,878	96,368
National Oilwell Varco Inc.(1)	67,040	4,298,605
Tidewater Inc.	35,921	1,983,917

		7,265,162
PACKAGING & CONTAINERS – 0.32%
Ball Corp.	83,303	3,651,170
Bemis Co. Inc.	99,875	3,154,053
Owens-Illinois Inc.(1)	141,811	2,463,257

Packaging Corp. of America	57,732	1,295,506
Pactiv Corp.(1)	123,923	3,041,070
Sealed Air Corp.	50,787	2,939,044
Sonoco Products Co.	92,477	3,132,196

		19,676,296
PHARMACEUTICALS – 5.59%
Abbott Laboratories	180,710	7,674,754
AmerisourceBergen Corp.	194,312	9,379,440
Bristol-Myers Squibb Co.	1,084,213	26,682,482
Cardinal Health Inc.	140,148	10,443,829
Caremark Rx Inc.(1)	44,382	2,182,707
Hospira Inc.(1)	76,171	3,005,708
King Pharmaceuticals Inc.(1)	225,320	3,886,770
Lilly (Eli) & Co.	61,277	3,388,618
Medco Health Solutions Inc.(1)	79,250	4,534,685
Merck & Co. Inc.	1,579,777	55,655,544
Mylan Laboratories Inc.	145,886	3,413,732
Omnicare Inc.	76,742	4,220,043
Pfizer Inc.	6,933,276	172,777,238
Watson Pharmaceuticals Inc.(1)	97,138	2,791,746
Wyeth	626,521	30,398,799

		340,436,095
PIPELINES – 0.35%
Dynegy Inc. Class A(1)	279,114	1,339,747
El Paso Corp.	600,910	7,240,966
Equitable Resources Inc.	11,259	411,066
Kinder Morgan Inc.	5,348	491,963
National Fuel Gas Co.	77,864	2,547,710
Questar Corp.	60,296	4,223,735
Western Gas Resources Inc.	3,822	184,412
Williams Companies Inc.	216,433	4,629,502

		21,069,101
REAL ESTATE INVESTMENT TRUSTS – 3.32%
AMB Property Corp.	78,354	4,252,272
American Financial Realty Trust	118,032	1,375,073
Annaly Mortgage Management Inc.	112,961	1,371,347
Apartment Investment & Management Co. Class A	88,820	4,165,658
Archstone-Smith Trust	197,645	9,639,147
Arden Realty Group Inc.	62,225	2,808,214
AvalonBay Communities Inc.	67,979	7,416,509
Boston Properties Inc.	103,261	9,629,088
BRE Properties Inc. Class A	47,372	2,652,832
Camden Property Trust	43,431	3,129,204
CapitalSource Inc.	22,547	560,969
CarrAmerica Realty Corp.	54,491	2,430,844
CBL & Associates Properties Inc.	41,317	1,753,907
Crescent Real Estate Equities Co.	72,279	1,522,919
Developers Diversified Realty Corp.	101,213	5,541,412
Duke Realty Corp.	125,562	4,765,078
Equity Office Properties Trust	354,927	11,918,449
Equity Residential	267,231	12,503,738
Essex Property Trust Inc.	21,489	2,336,499
Federal Realty Investment Trust	30,091	2,262,843
General Growth Properties Inc.	83,029	4,057,627
Health Care Property Investors Inc.	125,194	3,555,510
Health Care REIT Inc.	53,690	2,045,589
Healthcare Realty Trust Inc.	44,448	1,661,466
Hospitality Properties Trust	66,933	2,922,964
Host Marriott Corp.	360,109	7,706,333
HRPT Properties Trust	192,006	2,254,150

iStar Financial Inc.	104,856	4,013,888
Kimco Realty Corp.	185,134	7,523,846
KKR Financial Corp.	29,865	669,872
Liberty Property Trust	80,980	3,819,017
Macerich Co. (The)	45,677	3,377,814
Mack-Cali Realty Corp.	57,369	2,753,712
New Century Financial Corp.	22,643	1,042,031
New Plan Excel Realty Trust Inc.	96,156	2,494,287
Pan Pacific Retail Properties Inc.	37,862	2,684,416
ProLogis	206,145	11,028,758
Public Storage Inc.	16,560	1,345,169
Realty Income Corp.	83,009	2,009,648
Reckson Associates Realty Corp.	76,084	3,486,169
Regency Centers Corp.	63,267	4,250,910
Shurgard Storage Centers Inc. Class A	43,480	2,897,072
Simon Property Group Inc.	102,274	8,605,334
SL Green Realty Corp.	35,453	3,598,480
Thornburg Mortgage Inc.	99,588	2,694,851
Trizec Properties Inc.	85,909	2,210,439
United Dominion Realty Trust Inc.	74,135	2,115,813
Vornado Realty Trust	111,885	10,740,960
Weingarten Realty Investors	74,285	3,027,114

		202,629,241
RETAIL – 2.12%
AnnTaylor Stores Corp.(1)	36,023	1,325,286
AutoNation Inc.(1)	165,758	3,572,085
Barnes & Noble Inc.	32,747	1,514,549
BJ’s Wholesale Club Inc.(1)	64,363	2,028,078
Borders Group Inc.	62,202	1,569,978
CBRL Group Inc.	22,836	1,002,729
Circuit City Stores Inc.	94,894	2,323,005
Claire’s Stores Inc.	6,817	247,525
Costco Wholesale Corp.	276,127	14,955,038
Dillard’s Inc. Class A	59,517	1,549,823
Dollar Tree Stores Inc.(1)	31,886	882,286
Family Dollar Stores Inc.	33,674	895,728
Federated Department Stores Inc.	253,816	18,528,568
Foot Locker Inc.	69,626	1,662,669
McDonald’s Corp.	1,181,857	40,608,607
Office Depot Inc.(1)	275,682	10,266,398
OfficeMax Inc.	65,909	1,988,475
Outback Steakhouse Inc.	4,047	178,068
Penney (J.C.) Co. Inc.	127,001	7,672,130
Rite Aid Corp.(1)	485,459	1,941,836
Saks Inc.(1)	99,535	1,921,026
Sears Holdings Corp.(1)	48,814	6,455,163
Tiffany & Co.	80,930	3,038,112
Wendy’s International Inc.	51,849	3,217,749

		129,344,911
SAVINGS & LOANS – 1.16%
Astoria Financial Corp.	91,264	2,825,533
Capitol Federal Financial	20,448	660,470
Downey Financial Corp.	19,268	1,296,736
Golden West Financial Corp.	138,182	9,382,558
Independence Community Bank Corp.	78,228	3,260,543
New York Community Bancorp Inc.(2)	247,536	4,336,831
Sovereign Bancorp Inc.	339,985	7,449,071
Washington Federal Inc.	80,796	1,955,263
Washington Mutual Inc.	922,269	39,307,105

		70,474,110

SEMICONDUCTORS – 0.46%
Advanced Micro Devices Inc.(1)	213,578	7,082,246
Freescale Semiconductor Inc. Class B(1)	328,156	9,112,892
International Rectifier Corp.(1)	14,139	585,779
Intersil Corp. Class A	71,200	2,059,104
LSI Logic Corp.(1)	227,681	2,631,992
Micron Technology Inc.(1)	297,014	4,372,046
Novellus Systems Inc.(1)	60,258	1,446,192
Teradyne Inc.(1)	55,614	862,573

		28,152,824
SOFTWARE – 0.28%
Avid Technology Inc.(1)	2,056	89,354
BEA Systems Inc.(1)	342,549	4,497,668
BMC Software Inc.(1)	116,435	2,521,982
CA Inc.	120,001	3,265,227
Compuware Corp.(1)	199,175	1,559,540
Fair Isaac Corp.	15,372	609,039
Novell Inc.(1)	354,813	2,724,964
Sybase Inc.(1)	83,562	1,764,829
Take-Two Interactive Software Inc.(1)(2)	9,086	169,545

		17,202,148
TELECOMMUNICATIONS – 6.58%
ADC Telecommunications Inc.(1)	107,944	2,762,287
Alltel Corp.	303,460	19,649,035
American Tower Corp. Class A(1)	24,211	734,078
Andrew Corp.(1)	112,878	1,386,142
AT&T Inc.	3,662,199	99,025,861
Avaya Inc.(1)	128,864	1,456,163
BellSouth Corp.	1,707,349	59,159,643
CenturyTel Inc.	108,993	4,263,806
Citizens Communications Co.	317,480	4,212,960
Comverse Technology Inc.(1)	19,773	465,259
Crown Castle International Corp.(1)	71,852	2,037,004
Harris Corp.	20,145	952,657
JDS Uniphase Corp.(1)	739,820	3,085,049
Juniper Networks Inc.(1)	138,648	2,650,950
Lucent Technologies Inc.(1)	4,130,541	12,598,150
Motorola Inc.	454,977	10,423,523
NTL Inc.(1)	239,417	6,969,429
PanAmSat Holding Corp.	27,138	673,565
Qwest Communications International Inc.(1)	1,406,488	9,564,118
Sprint Nextel Corp.	2,144,827	55,422,330
Telephone & Data Systems Inc.	89,222	3,518,916
Tellabs Inc.(1)	417,917	6,644,880
United States Cellular Corp.(1)	9,885	586,774
Verizon Communications Inc.	2,730,952	93,016,225

		401,258,804
TEXTILES – 0.05%
Mohawk Industries Inc.(1)	37,287	3,009,807

		3,009,807
TOYS, GAMES & HOBBIES – 0.15%
Hasbro Inc.	146,075	3,082,183
Mattel Inc.	325,301	5,897,707

		8,979,890
TRANSPORTATION – 1.50%
Alexander & Baldwin Inc.	40,782	1,944,486
Burlington Northern Santa Fe Corp.	351,107	29,257,746
CSX Corp.	201,914	12,074,457
Laidlaw International Inc.	93,385	2,540,072
Norfolk Southern Corp.	321,534	17,385,343

Overseas Shipholding Group Inc.	27,190	1,303,217
Ryder System Inc.	36,041	1,613,916
Swift Transportation Co. Inc.(1)	21,677	471,041
Union Pacific Corp.	245,213	22,890,634
YRC Worldwide Inc.(1)	53,926	2,052,424

		91,533,336
WATER – 0.05%
Aqua America Inc.	106,543	2,964,026

		2,964,026

TOTAL COMMON STOCKS (Cost: $5,500,241,907)		6,081,849,618

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 0.47%
CERTIFICATES OF DEPOSIT (3) – 0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$165,200	165,200
Washington Mutual Bank
4.79%, 05/10/06	165,203	165,203
Wells Fargo Bank N.A.
4.78%, 12/05/06	264,325	264,325

		594,728
COMMERCIAL PAPER (3) – 0.09%
Amstel Funding Corp.
4.40%, 05/08/06	165,203	164,496
Aspen Funding Corp.
4.90%, 04/03/06	56,169	56,169
Barton Capital Corp.
4.73%, 05/10/06	132,162	131,520
Bryant Park Funding LLC
4.72%, 04/18/06	177,524	177,175
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	82,601	82,417
CC USA Inc.
4.23%, 04/21/06	99,122	98,912
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	826,014	824,409
Ebury Finance Ltd.
4.79%, 05/10/06	82,601	82,195
Edison Asset Securitization LLC
4.37%, 05/08/06	165,203	164,501
Galaxy Funding Inc.
4.23%, 04/18/06	94,826	94,659
Giro Funding Corp.
4.76%, 04/24/06	82,601	82,372
Grampian Funding LLC
4.41%, 05/15/06	165,203	164,353
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	464,706	463,441
Liberty Street Funding Corp.
4.73%, 04/18/06	82,601	82,439
Mont Blanc Capital Corp.
4.73%, 04/20/06	495,609	494,502

Nordea North America Inc.
4.16%, 04/04/06	346,926	346,886
Park Granada LLC
4.75%, 05/05/06	143,003	142,399
Sigma Finance Inc.
4.16%, 04/06/06	198,243	198,175
Solitaire Funding Ltd.
4.75%, 05/10/06	99,122	98,638
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	672,111	670,730
Thunder Bay Funding Inc.
4.76%, 04/18/06	163,029	162,705
Tulip Funding Corp.
4.80%, 04/28/06	330,406	329,304

		5,112,397
MEDIUM-TERM NOTES (3) – 0.02%
Dorada Finance Inc.
3.93%, 07/07/06	102,426	102,423
K2 USA LLC
3.94%, 07/07/06	198,243	198,241
Marshall & Ilsley Bank
5.18%, 12/15/06	330,406	331,203
Sigma Finance Inc.
5.13%, 03/30/07	115,642	115,642
Toronto-Dominion Bank
3.81%, 06/20/06	413,007	413,016
US Bank N.A.
2.85%, 11/15/06	66,081	65,328

		1,225,853
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	5,003,333	5,003,333

		5,003,333
REPURCHASE AGREEMENTS (3) – 0.06%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $495,813 (collateralized by non-U.S. Government debt securities, value $546,553, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$495,609	495,609
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $826,353 (collateralized by non-U.S. Government debt securities, value $867,644, 3.82% to 6.58%, 4/21/34 to 11/20/35).	826,014	826,014
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $826,348 (collateralized by U.S. Government obligations, value $840,993, 4.50% to 5.00%, 4/1/34 to 3/1/36).	826,014	826,014
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $661,089 (collateralized by non-U.S. Government debt securities, value $695,595, 0.00% to 10.00%, 1/1/08 to 1/1/10).	660,812	660,812

Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $330,539 (collateralized by U.S. Government obligations, value $337,880, 4.76% to 5.80%, 9/1/15 to 2/1/36).	330,406	330,406
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $330,542 (collateralized by non-U.S. Government debt securities, value $342,064, 0.00% to 6.91%, 4/3/06 to 3/15/32).	330,406	330,406

		3,469,261
TIME DEPOSITS (3) – 0.02%
Fifth Third Bank
4.84%, 04/03/06	371,184	371,184
Societe Generale
4.85%, 04/03/06	330,406	330,406
UBS AG
4.88%, 04/03/06	660,812	660,812

		1,362,402
VARIABLE & FLOATING RATE NOTES (3) – 0.19%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	763,237	763,375
American Express Bank
4.74%, 07/19/06	82,601	82,601
American Express Centurion Bank
4.78%, 06/29/06	132,162	132,162
American Express Credit Corp.
4.76%, 02/05/07	99,122	99,194
ASIF Global Financing
4.95%, 05/30/06(6)	627,771	627,929
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	214,764	214,764
Beta Finance Inc.
4.77%, 05/25/06(6)	231,284	231,281
BMW US Capital LLC
4.72%, 04/16/07(6)	330,406	330,406
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	26,432	26,432
CC USA Inc.
4.77%, 05/25/06(6)	181,723	181,720
Commodore CDO Ltd.
4.97%, 12/12/06(6)	82,601	82,601
DEPFA Bank PLC
4.92%, 03/15/07	330,406	330,406
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	330,406	330,406
Fifth Third Bancorp.
4.78%, 01/23/07(6)	660,812	660,812
General Electric Capital Corp.
4.79%, 04/09/07	148,683	148,790
Hartford Life Global Funding Trusts
4.77%, 02/15/07	330,406	330,406
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	330,406	330,406
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	345,860	345,860
Marshall & Ilsley Bank
4.73%, 02/15/07	181,723	181,723
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	495,609	495,609

Natexis Banques Populaires
4.73%, 04/13/07(6)	247,804	247,804
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	892,096	892,129
Northern Rock PLC
4.68%, 02/02/07(6)	396,487	396,498
Permanent Financing PLC
4.66%, 06/12/06(6)	287,453	287,453
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	330,406	330,406
Principal Life Income Funding Trusts
4.70%, 05/10/06	247,804	247,805
Sedna Finance Inc.
4.75%, 09/20/06(6)	99,122	99,122
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	330,406	330,406
Strips III LLC
4.86%, 07/24/06(6)	83,309	83,309
SunTrust Bank
4.62%, 04/28/06	495,609	495,609
Toyota Motor Credit Corp.
4.81%, 04/10/06	148,683	148,683
UniCredito Italiano SpA
4.84%, 06/14/06	429,527	429,497
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	330,406	330,406
US Bank N.A.
4.75%, 09/29/06	148,683	148,663
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	603,802	603,802
Wells Fargo & Co.
4.74%, 03/15/07(6)	165,203	165,214
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	165,203	165,196
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	198,243	198,245
Wind Master Trust
4.82%, 08/25/06(6)	34,207	34,207
Winston Funding Ltd.
4.68%, 04/23/06(6)	235,910	235,910

		11,797,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,565,221)		28,565,221

TOTAL INVESTMENTS IN SECURITIES – 100.26% (Cost: $5,528,807,128)		6,110,414,839
Other Assets, Less Liabilities – (0.26)%		(16,139,446)

NET ASSETS – 100.00%		$6,094,275,393

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.24%
ADVERTISING – 0.29%
ADVO Inc.	210,992	$6,751,744
Catalina Marketing Corp.	335,547	7,751,136
Greenfield Online Inc.(1)	110,854	664,015
Marchex Inc. Class B(1)(2)	134,019	2,881,408
ValueVision Media Inc. Class A(1)	184,151	2,353,450
Ventiv Health Inc.(1)	189,666	6,300,705

		26,702,458
AEROSPACE & DEFENSE – 1.39%
AAR Corp.(1)	241,857	6,888,087
Argon ST Inc.(1)	64,916	2,176,633
Armor Holdings Inc.(1)	232,861	13,573,468
BE Aerospace Inc.(1)	497,517	12,497,627
Curtiss-Wright Corp.	145,795	9,651,629
DRS Technologies Inc.	257,615	14,135,335
EDO Corp.	107,392	3,313,043
Esterline Technologies Corp.(1)	169,272	7,236,378
GenCorp Inc.(1)	367,403	7,550,132
HEICO Corp.	145,722	4,617,930
Herley Industries Inc.(1)	88,041	1,838,296
Innovative Solutions & Support Inc.(1)	89,715	1,166,295
K&F Industries Holdings Inc.(1)	121,128	2,010,725
Kaman Corp.	153,117	3,852,424
Moog Inc. Class A(1)	245,985	8,730,008
MTC Technologies Inc.(1)	67,701	1,894,951
Orbital Sciences Corp.(1)	374,954	5,931,772
Sequa Corp. Class A(1)	42,648	4,170,974
Teledyne Technologies Inc.(1)	224,574	7,994,834
Triumph Group Inc.(1)	107,289	4,748,611
United Industrial Corp.	66,471	4,050,078

		128,029,230
AGRICULTURE – 0.31%
Alico Inc.	25,656	1,165,809
Alliance One International Inc.	583,998	2,838,230
Andersons Inc.	44,979	3,518,707
Delta & Pine Land Co.	240,685	7,259,060
Maui Land & Pineapple Co. Inc.(1)	22,823	861,568
Tejon Ranch Co.(1)	58,968	2,881,766
Universal Corp.	172,896	6,357,386
Vector Group Ltd.	207,503	3,955,007

		28,837,533
AIRLINES – 0.61%
AirTran Holdings Inc.(1)	585,490	10,603,224
Alaska Air Group Inc.(1)	225,678	8,000,285
Continental Airlines Inc. Class B(1)(2)	573,442	15,425,590
ExpressJet Holdings Inc.(1)	294,971	2,194,584
Frontier Airlines Inc.(1)	240,045	1,848,346

MAIR Holdings Inc.(1)	82,855	387,761
Mesa Air Group Inc.(1)	236,526	2,705,857
Pinnacle Airlines Corp.(1)	130,521	869,270
Republic Airways Holdings Inc.(1)	101,619	1,504,977
SkyWest Inc.	388,930	11,383,981
World Air Holdings Inc.(1)	160,409	1,575,216

		56,499,091
APPAREL – 0.91%
Carter’s Inc.(1)	124,046	8,371,865
Cherokee Inc.	47,470	1,911,617
Crocs Inc.(1)	63,744	1,603,162
Deckers Outdoor Corp.(1)	68,394	2,772,693
DHB Industries Inc.(1)	186,349	890,748
Guess? Inc.(1)	108,762	4,253,682
Gymboree Corp.(1)	210,894	5,491,680
Hartmarx Corp.(1)	175,342	1,562,297
Kellwood Co.	173,111	5,433,954
K-Swiss Inc. Class A	168,595	5,081,453
Maidenform Brands Inc.(1)	86,250	949,612
Oxford Industries Inc.	94,394	4,826,365
Perry Ellis International Inc.(1)	64,607	1,462,056
Phillips-Van Heusen Corp.	218,612	8,353,165
Russell Corp.	222,593	3,071,783
Skechers U.S.A. Inc. Class A(1)	150,846	3,760,591
Steven Madden Ltd.	92,763	3,293,086
Stride Rite Corp.	244,824	3,545,052
Volcom Inc.(1)	31,795	1,129,676
Warnaco Group Inc. (The)(1)	311,955	7,486,920
Weyco Group Inc.	39,071	879,097
Wolverine World Wide Inc.	367,828	8,140,034

		84,270,588
AUTO MANUFACTURERS – 0.09%
A.S.V. Inc.(1)(2)	119,152	3,839,077
Wabash National Corp.	210,149	4,150,443

		7,989,520
AUTO PARTS & EQUIPMENT – 0.63%
Accuride Corp.(1)	73,516	845,434
Aftermarket Technology Corp.(1)	143,673	3,248,447
American Axle & Manufacturing Holdings Inc.	289,117	4,952,574
ArvinMeritor Inc.	472,552	7,045,750
Bandag Inc.	76,134	3,187,731
Commercial Vehicle Group Inc.(1)	97,942	1,881,466
Cooper Tire & Rubber Co.	431,646	6,189,804
Hayes Lemmerz International Inc.(1)	254,122	693,753
Keystone Automotive Industries Inc.(1)	106,585	4,498,953
Modine Manufacturing Co.	234,715	6,924,092
Noble International Ltd.	75,058	1,270,732
R & B Inc.(1)	66,377	680,364
Standard Motor Products Inc.	94,488	839,053
Strattec Security Corp.(1)	25,632	955,817
Superior Industries International Inc.(2)	149,725	2,898,676
Tenneco Inc.(1)	294,242	6,382,109
Titan International Inc.	104,213	1,798,716
Visteon Corp.(1)	869,215	3,998,389

		58,291,860
BANKS – 7.33%
Alabama National Bancorp	91,874	6,284,182
AMCORE Financial Inc.	143,059	4,523,526
AmericanWest Bancorporation(1)	72,330	1,914,575

Ameris Bancorp	83,356	1,938,861
Ames National Corp.(2)	56,780	1,378,618
Arrow Financial Corp.	71,231	1,951,729
Banc Corp. (The)(1)	94,698	1,122,171
BancFirst Corp.	53,286	2,323,270
Bancorp Inc. (The)(1)	69,579	1,708,164
BancorpSouth Inc.	527,856	12,673,823
BancTrust Financial Group Inc.	63,107	1,397,820
Bank Mutual Corp.	386,229	4,572,951
Bank of Granite Corp.	89,462	1,813,395
Bank of the Ozarks Inc.(2)	76,660	2,798,090
BankFinancial Corp.(1)	164,902	2,625,240
Banner Corp.	71,235	2,421,990
Boston Private Financial Holdings Inc.	231,470	7,821,371
Camden National Corp.	51,399	1,973,722
Capital City Bank Group Inc.(2)	82,966	2,949,441
Capital Corp of the West	63,029	2,314,425
Capital Crossing Bank(1)	35,446	1,129,310
Capitol Bancorp Ltd.	88,956	4,158,693
Cardinal Financial Corp.	164,977	2,232,139
Cascade Bancorp	113,388	3,350,615
Cathay General Bancorp	306,707	11,544,451
Centennial Bank Holdings Inc.(1)	412,679	4,828,344
Center Financial Corp.	76,024	1,842,062
Central Pacific Financial Corp.	204,786	7,519,742
Chemical Financial Corp.	170,242	5,500,519
Chittenden Corp.	312,986	9,067,204
Citizens & Northern Corp.	56,589	1,369,454
Citizens Banking Corp.	291,260	7,820,331
City Bank	52,505	2,443,583
City Holding Co.	121,455	4,468,329
Coastal Financial Corp.	108,555	1,493,717
CoBiz Inc.	99,720	2,054,232
Colony Bankcorp Inc.(2)	36,617	807,039
Columbia Banking System Inc.	105,709	3,537,023
Commercial Bankshares Inc.	31,576	1,114,001
Community Bancorp(1)	36,165	1,120,030
Community Bank System Inc.	204,956	4,576,667
Community Banks Inc.	145,645	4,145,057
Community Trust Bancorp Inc.	100,791	3,416,815
Corus Bankshares Inc.(2)	126,089	7,494,730
CVB Financial Corp.	397,033	6,789,264
Enterprise Financial Services Corp.	52,624	1,441,371
EuroBancshares Inc.(1)	61,592	726,170
Farmers Capital Bank Corp.	42,329	1,338,443
Financial Institutions Inc.	60,793	1,148,380
First BanCorp (Puerto Rico)	461,980	5,710,073
First Bancorp Inc. (North Carolina)	77,060	1,724,603
First Busey Corp. Class A	95,019	2,004,901
First Charter Corp.	205,093	5,065,797
First Citizens BancShares Inc. Class A	40,686	7,852,398
First Commonwealth Financial Corp.	471,804	6,916,647
First Community Bancorp	110,022	6,343,869
First Community Bancshares Inc.	68,464	2,189,479
First Financial Bancorp	217,136	3,613,143
First Financial Bankshares Inc.(2)	124,249	4,758,737
First Financial Corp.	91,310	2,721,038
First Indiana Corp.	90,641	2,528,884
First Merchants Corp.	124,639	3,305,426
First Midwest Bancorp Inc.	329,677	12,056,288
First Oak Brook Bancshares Inc. Class A	45,151	1,207,789
First Regional Bancorp(1)	16,311	1,453,799
First Republic Bank	146,096	5,525,351

1st Source Corp.	79,073	2,370,609
First South Bancorp Inc.(2)	32,531	1,231,949
First State Bancorp	115,092	3,056,844
FNB Corp. (Pennsylvania)(2)	379,587	6,490,938
FNB Corp. (Virginia)	49,042	1,666,447
Fremont General Corp.	437,843	9,439,895
Frontier Financial Corp.	173,367	5,728,046
GB&T Bancshares Inc.(2)	85,312	1,906,723
Glacier Bancorp Inc.	210,702	6,542,297
Gold Banc Corp Inc.	264,636	4,848,132
Great Southern Bancorp Inc.	70,057	2,023,246
Greater Bay Bancorp	345,113	9,573,435
Greene County Bancshares Inc.	54,738	1,598,897
Hancock Holding Co.	180,481	8,395,976
Hanmi Financial Corp.	269,376	4,864,931
Harleysville National Corp.	186,124	4,232,460
Heartland Financial USA Inc.	71,926	1,697,454
Heritage Commerce Corp.	79,893	1,997,325
IBERIABANK Corp.	64,527	3,650,292
Independent Bank Corp. (Massachusetts)	104,147	3,348,326
Independent Bank Corp. (Michigan)	150,203	4,273,275
Integra Bank Corp.	103,731	2,371,291
Interchange Financial Services Corp.	121,515	2,308,785
Irwin Financial Corp.	123,167	2,380,818
Lakeland Bancorp Inc.(2)	124,273	1,933,688
Lakeland Financial Corp.	39,744	1,858,032
Macatawa Bank Corp.	68,727	2,605,441
Main Street Banks Inc.	105,936	2,741,624
MainSource Financial Group Inc.	80,725	1,525,703
MB Financial Inc.	148,255	5,248,227
MBT Financial Corp.	99,352	1,669,114
Mercantile Bank Corp.	51,599	2,017,521
Mid-State Bancshares	154,547	4,548,318
Midwest Banc Holdings Inc.	90,125	2,337,842
Nara Bancorp Inc.	135,714	2,381,781
National Penn Bancshares Inc.	310,474	6,606,887
NBC Capital Corp.	47,457	1,088,189
NBT Bancorp Inc.	228,385	5,309,951
Northern Empire Bancshares(1)	53,708	1,356,127
Old National Bancorp	460,807	9,971,863
Old Second Bancorp Inc.	91,245	2,995,573
Omega Financial Corp.	85,621	2,899,127
Oriental Financial Group Inc.	143,939	2,079,919
Pacific Capital Bancorp	309,068	10,458,861
Park National Corp.	82,047	8,738,006
Peapack-Gladstone Financial Corp.	55,768	1,428,218
Pennsylvania Commerce Bancorp Inc.(1)	29,440	887,616
Peoples Bancorp Inc.	63,767	1,913,010
Pinnacle Financial Partners Inc.(1)	77,885	2,137,164
Placer Sierra Bancshares	45,083	1,287,120
Preferred Bank	28,088	1,418,163
PremierWest Bancorp	93,832	1,735,892
PrivateBancorp Inc.(2)	111,920	4,643,561
Prosperity Bancshares Inc.(2)	144,400	4,362,324
Provident Bankshares Corp.	222,371	8,105,423
R&G Financial Corp. Class B	189,041	2,393,259
Renasant Corp.	70,386	2,600,059
Republic Bancorp Inc.	520,031	6,261,173
Republic Bancorp Inc. Class A	50,462	1,025,387
Royal Bancshares of Pennsylvania Class A	31,077	762,008
S&T Bancorp Inc.	179,332	6,559,965
Sandy Spring Bancorp Inc.	99,245	3,770,318
Santander BanCorp	35,786	908,964

SCBT Financial Corp.	58,713	2,059,652
Seacoast Banking Corp. of Florida	85,396	2,485,878
Security Bank Corp.	79,201	2,001,409
Sierra Bancorp	36,590	942,558
Signature Bank(1)	79,342	2,585,756
Simmons First National Corp. Class A	97,277	2,894,964
Southside Bancshares Inc.	69,890	1,413,875
Southwest Bancorp Inc.	92,370	2,054,309
State Bancorp Inc.	65,854	1,006,908
State National Bancshares Inc.	32,407	883,091
Sterling Bancorp	130,302	2,684,221
Sterling Bancshares Inc.	305,371	5,511,947
Sterling Financial Corp. (Pennsylvania)	172,957	3,777,381
Suffolk Bancorp	71,789	2,491,078
Summit Bancshares Inc.	69,883	1,346,645
Summit Financial Group Inc.	34,317	691,144
Sun Bancorp Inc. (New Jersey)(1)	76,165	1,485,218
Susquehanna Bancshares Inc.	314,695	8,109,690
SVB Financial Group(1)	239,302	12,694,971
SY Bancorp Inc.	81,740	2,159,571
Taylor Capital Group Inc.	30,509	1,195,648
Texas Capital Bancshares Inc.(1)	151,224	3,629,376
Texas Regional Bancshares Inc. Class A	305,445	9,007,567
Tompkins Trustco Inc.	42,725	2,057,209
TriCo Bancshares	81,566	2,309,949
TrustCo Bank Corp. NY(2)	507,805	6,179,987
Trustmark Corp.	318,928	10,090,882
UCBH Holdings Inc.	616,995	11,673,545
UMB Financial Corp.	105,359	7,399,363
Umpqua Holdings Corp.	299,859	8,545,981
Union Bankshares Corp.	59,081	2,700,593
United Bancshares Inc.	252,378	9,658,506
United Community Banks Inc.	213,225	6,002,284
United Security Bancshares Inc.	38,940	1,043,203
Univest Corp. of Pennsylvania	77,982	1,985,422
USB Holding Co. Inc.	78,588	1,802,809
Vineyard National Bancorp	53,302	1,561,749
Virginia Commerce Bancorp Inc.(1)	62,114	2,232,998
Virginia Financial Group Inc.	48,266	1,931,605
W Holding Co. Inc.	737,317	5,802,685
Washington Trust Bancorp Inc.	80,382	2,256,323
WesBanco Inc.	153,393	5,032,824
West Bancorporation	113,600	2,252,688
West Coast Bancorp	99,865	2,791,227
Westamerica Bancorp	221,155	11,482,368
Western Alliance Bancorp(1)	26,016	966,494
Western Sierra Bancorp(2)	45,065	2,043,247
Wilshire Bancorp Inc.	104,923	1,950,519
Wintrust Financial Corp.	158,306	9,208,660
Yardville National Bancorp	58,097	2,137,970

		674,747,057
BEVERAGES – 0.23%
Boston Beer Co. Inc. Class A(1)	65,176	1,695,228
Coca-Cola Bottling Co. Consolidated	31,714	1,458,844
Farmer Brothers Co.	45,290	1,009,967
Green Mountain Coffee Roasters Inc.(1)	29,668	1,178,413
Hansen Natural Corp.(1)(2)	100,620	12,683,151
National Beverage Corp.	50,469	583,926
Peet’s Coffee & Tea Inc.(1)	92,571	2,777,130

		21,386,659

BIOTECHNOLOGY – 2.27%
Aastrom Biosciences Inc.(1)	694,339	1,409,508
Alexion Pharmaceuticals Inc.(1)	207,056	7,333,924
Applera Corp. - Celera Genomics Group(1)	497,678	5,817,856
Arena Pharmaceuticals Inc.(1)	304,918	5,522,065
ARIAD Pharmaceuticals Inc.(1)	407,496	2,681,324
ArQule Inc.(1)	211,406	1,213,470
Barrier Therapeutics Inc.(1)	98,484	953,325
Bio-Rad Laboratories Inc. Class A(1)	118,645	7,397,516
Cambrex Corp.	178,060	3,479,292
Cell Genesys Inc.(1)(2)	308,207	2,459,492
Coley Pharmaceutical Group Inc.(1)(2)	44,251	670,403
Cotherix Inc.(1)	98,371	899,111
CuraGen Corp.(1)(2)	320,994	1,608,180
Curis Inc.(1)	320,981	763,935
deCODE genetics Inc.(1)	368,739	3,196,967
Digene Corp.(1)	111,956	4,377,480
Diversa Corp.(1)	159,819	1,455,951
Encysive Pharmaceuticals Inc.(1)	392,860	1,921,085
Enzo Biochem Inc.(1)	185,952	2,510,352
Enzon Pharmaceuticals Inc.(1)	295,785	2,395,858
Exelixis Inc.(1)	560,141	6,727,293
Genitope Corp.(1)	197,363	1,717,058
Genomic Health Inc.(1)	34,000	352,580
Geron Corp.(1)(2)	432,086	3,590,635
GTx Inc.(1)	62,599	683,581
Human Genome Sciences Inc.(1)	881,065	9,577,177
ICOS Corp.(1)	430,622	9,495,215
Illumina Inc.(1)	242,155	5,751,181
Immunogen Inc.(1)	274,807	1,192,662
Incyte Corp.(1)	562,995	3,389,230
Integra LifeSciences Holdings Corp.(1)	130,500	5,347,890
InterMune Inc.(1)	168,911	3,131,610
Keryx Biopharmaceuticals Inc.(1)	185,994	3,554,345
Lexicon Genetics Inc.(1)	431,925	2,392,864
LifeCell Corp.(1)	216,616	4,884,691
Marshall Edwards Inc.(1)(2)	50,866	283,832
Martek Biosciences Corp.(1)(2)	211,930	6,957,662
Maxygen Inc.(1)	171,393	1,419,134
Momenta Pharmaceuticals Inc.(1)(2)	64,552	1,269,092
Monogram Biosciences Inc.(1)	840,870	1,547,201
Myogen Inc.(1)	139,537	5,055,426
Myriad Genetics Inc.(1)	263,267	6,868,636
Nanogen Inc.(1)(2)	387,394	1,169,930
Nektar Therapeutics(1)	572,964	11,677,006
Northfield Laboratories Inc.(1)(2)	159,188	1,591,880
Orchid Cellmark Inc.(1)	167,940	963,976
Regeneron Pharmaceuticals Inc.(1)	234,658	3,902,363
Savient Pharmaceuticals Inc.(1)	412,531	2,198,790
Seattle Genetics Inc.(1)	178,768	922,443
Serologicals Corp.(1)(2)	234,697	5,740,689
StemCells Inc.(1)	419,842	1,503,034
Stratagene Corp.	49,900	548,900
SuperGen Inc.(1)	344,283	1,955,527
Telik Inc.(1)	350,415	6,784,034
Tercica Inc.(1)	78,253	524,295
Vertex Pharmaceuticals Inc.(1)	729,034	26,675,354

		209,414,310
BUILDING MATERIALS – 1.14%
AAON Inc.(1)	59,849	1,430,990
Apogee Enterprises Inc.	187,672	3,167,903
Builders FirstSource Inc.(1)	83,108	1,887,383
Comfort Systems USA Inc.	265,758	3,587,733

Drew Industries Inc.(1)	102,558	3,645,937
Eagle Materials Inc.(2)	338,735	21,597,744
ElkCorp	136,156	4,595,265
Genlyte Group Inc. (The)(1)	161,705	11,018,579
Interline Brands Inc.(1)	84,392	2,129,210
Lennox International Inc.	383,881	11,462,687
LSI Industries Inc.	133,298	2,271,398
Mestek Inc.(1)	20,370	256,255
NCI Building Systems Inc.(1)(2)	140,348	8,388,600
Simpson Manufacturing Co. Inc.	244,713	10,596,073
Texas Industries Inc.	152,987	9,254,184
Trex Co. Inc.(1)(2)	77,585	2,459,444
Universal Forest Products Inc.	107,470	6,823,270

		104,572,655
CHEMICALS – 1.57%
American Vanguard Corp.	76,064	2,323,755
Arch Chemicals Inc.	159,344	4,844,058
Balchem Corp.	78,500	1,810,995
CF Industries Holdings Inc.	278,492	4,731,579
Ferro Corp.	282,828	5,656,560
Fuller (H.B.) Co.	194,254	9,973,000
Georgia Gulf Corp.	229,991	5,977,466
Grace (W.R.) & Co.(1)	451,512	6,005,110
Hercules Inc.(1)	761,768	10,512,398
Innospec Inc.	84,457	2,164,633
Kronos Worldwide Inc.	23,781	721,991
MacDermid Inc.	204,551	6,576,315
Minerals Technologies Inc.	138,399	8,083,886
NewMarket Corp.	114,838	5,465,140
NL Industries Inc.	52,734	560,562
Olin Corp.	480,016	10,305,944
OM Group Inc.(1)	192,448	4,426,304
Pioneer Companies Inc.(1)	76,611	2,336,635
PolyOne Corp.(1)	619,887	5,777,347
Rockwood Holdings Inc.(1)	138,485	3,187,925
Schulman (A.) Inc.	206,977	5,122,681
Sensient Technologies Corp.	318,856	5,755,351
Spartech Corp.	217,345	5,216,280
Stepan Co.	35,475	1,048,286
Symyx Technologies Inc.(1)	220,070	6,104,742
Terra Industries Inc.(1)	627,486	4,423,776
Tronox Inc. Class B(1)	272,455	4,629,010
UAP Holding Corp.	225,950	4,857,925
Wellman Inc.	218,840	1,391,822
Westlake Chemical Corp.	91,084	3,146,952
Zoltek Companies Inc.(1)(2)	81,815	1,870,291

		145,008,719
COAL – 0.15%
Alpha Natural Resources Inc.(1)	199,078	4,606,665
Foundation Coal Holdings Inc.	160,020	6,583,223
James River Coal Co.(1)	88,793	3,016,298

		14,206,186
COMMERCIAL SERVICES – 4.94%
Aaron Rents Inc.	262,982	7,145,221
ABM Industries Inc.	266,546	5,109,687
ACE Cash Express Inc.(1)	76,895	1,913,917
Administaff Inc.	139,551	7,585,992
Advance America Cash Advance Centers Inc.	460,592	6,623,313
Advisory Board Co. (The)(1)	129,454	7,219,650
Albany Molecular Research Inc.(1)	161,376	1,639,580

Alderwoods Group Inc.(1)	270,698	4,845,494
AMN Healthcare Services Inc.(1)	82,169	1,538,204
Arbitron Inc.	211,977	7,169,062
Bankrate Inc.(1)(2)	63,836	2,780,696
Banta Corp.	167,360	8,699,373
BearingPoint Inc.(1)(2)	1,237,467	10,506,095
Bowne & Co. Inc.	216,737	3,613,006
Bright Horizons Family Solutions Inc.(1)	182,555	7,070,355
CBIZ Inc.(1)	410,565	3,284,520
CDI Corp.	84,820	2,440,271
Central Parking Corp.	117,992	1,887,872
Cenveo Inc.(1)	356,703	5,914,136
Chemed Corp.	170,589	10,122,751
Clark Inc.	108,507	1,281,468
Coinmach Service Corp. Class A	169,879	1,596,863
Coinstar Inc.(1)	183,746	4,760,859
Consolidated Graphics Inc.(1)	76,062	3,964,351
Corinthian Colleges Inc.(1)	579,909	8,350,690
Corrections Corp. of America(1)	264,065	11,935,738
CorVel Corp.(1)	38,875	856,027
CoStar Group Inc.(1)	109,775	5,696,225
CRA International Inc.(1)	75,081	3,698,490
Cross Country Healthcare Inc.(1)	217,706	4,214,788
DeVry Inc.(1)	392,864	8,945,513
DiamondCluster International Inc. Class A(1)	187,314	2,004,260
Dollar Thrifty Automotive Group Inc.(1)	169,632	7,701,293
Educate Inc.(1)	122,859	1,046,759
Electro Rent Corp.(1)	121,847	2,071,399
Escala Group Inc.(1)(2)	40,391	1,057,840
Euronet Worldwide Inc.(1)(2)	209,590	7,928,790
Exponent Inc.(1)	53,681	1,699,004
First Advantage Corp. Class A(1)	54,168	1,309,782
Forrester Research Inc.(1)	87,195	1,946,192
FTI Consulting Inc.(1)	263,324	7,512,634
Gartner Inc.(1)	375,064	5,232,143
Geo Group Inc. (The)(1)	64,445	2,148,596
Gevity HR Inc.	186,882	4,571,134
Global Cash Access Inc.(1)	109,548	1,919,281
H&E Equipment Services Inc.(1)	82,175	2,392,936
Healthcare Services Group Inc.	168,019	3,588,886
HealthSpring Inc.(1)	122,985	2,288,751
Heartland Payment Systems Inc.(1)	55,077	1,364,257
Heidrick & Struggles International Inc.(1)	131,871	4,784,280
Hooper Holmes Inc.	437,739	1,265,066
Hudson Highland Group Inc.(1)	162,943	3,086,140
Huron Consulting Group Inc.(1)	45,490	1,377,892
iPayment Holdings Inc.(1)	87,104	3,732,406
Jackson Hewitt Tax Service Inc.	237,732	7,507,577
Kelly Services Inc. Class A	124,040	3,370,167
Kenexa Corp.(1)	41,221	1,267,546
Kforce Inc.(1)	216,862	2,764,990
Korn/Ferry International(1)	242,958	4,953,914
Labor Ready Inc.(1)	359,137	8,601,331
Landauer Inc.	60,786	3,052,673
Learning Tree International Inc.(1)	60,109	728,521
LECG Corp.(1)	100,290	1,932,588
Lincoln Educational Services Corp.(1)	28,307	479,804
MAXIMUS Inc.	129,286	4,651,710
McGrath RentCorp	138,944	4,176,657
Midas Inc.(1)	107,744	2,356,361
Monro Muffler Brake Inc.	71,244	2,646,002
Morningstar Inc.(1)	57,367	2,568,321
MPS Group Inc.(1)	699,116	10,696,475

Navigant Consulting Inc.(1)	330,390	7,053,826
NCO Group Inc.(1)	216,628	5,144,915
Odyssey Marine Exploration Inc.(1)	263,315	966,366
PAREXEL International Corp.(1)	176,223	4,659,336
PHH Corp.(1)	354,580	9,467,286
PRA International(1)	76,521	1,896,956
Pre-Paid Legal Services Inc.(2)	66,345	2,353,921
PRG-Schultz International Inc.(1)(2)	274,473	167,374
Providence Service Corp. (The)(1)	64,260	2,089,735
QC Holdings Inc.(1)	49,378	623,644
Quanta Services Inc.(1)	786,784	12,604,280
Rent-Way Inc.(1)	179,616	1,295,031
Resources Connection Inc.(1)	321,025	7,996,733
Rollins Inc.	194,413	3,934,919
Senomyx Inc.(1)	162,394	2,673,005
SFBC International Inc.(1)(2)	123,774	3,017,610
Sotheby’s Holdings Inc. Class A(1)	246,138	7,147,848
Source Interlink Companies Inc.(1)(2)	222,604	2,537,686
SOURCECORP Inc.(1)	105,992	2,555,467
Spherion Corp.(1)	416,383	4,330,383
StarTek Inc.	75,264	1,773,220
Stewart Enterprises Inc. Class A	718,122	4,100,477
Strayer Education Inc.	98,752	10,098,380
TeleTech Holdings Inc.(1)(2)	224,521	2,494,428
TNS Inc.(1)	72,878	1,543,556
Traffic.com Inc.(1)	36,283	302,963
United Rentals Inc.(1)	454,007	15,663,241
Universal Technical Institute Inc.(1)	144,332	4,344,393
Valassis Communications Inc.(1)	336,963	9,896,603
Vertrue Inc.(1)	51,260	2,142,668
Viad Corp.	150,493	5,158,900
Volt Information Sciences Inc.(1)	54,351	1,660,967
Watson Wyatt Worldwide Inc.	283,587	9,239,264
Wright Express Corp.(1)	270,975	7,600,849

		454,730,795
COMPUTERS – 2.73%
Advanced Digital Information Corp.(1)	430,966	3,783,881
Agilysys Inc.	205,389	3,093,158
Ansoft Corp.(1)	43,542	1,815,266
Anteon International Corp.(1)	186,650	10,183,624
Brocade Communications Systems Inc.(1)	1,810,778	12,095,997
Catapult Communications Corp.(1)	65,975	877,467
CIBER Inc.(1)	358,740	2,288,761
COMSYS IT Partners Inc.(1)	102,273	1,113,753
Covansys Corp.(1)	208,448	3,583,221
Dot Hill Systems Corp.(1)	295,210	2,095,991
Echelon Corp.(1)	201,108	1,898,460
Electronics For Imaging Inc.(1)	381,064	10,658,360
FactSet Research Systems Inc.	231,483	10,266,271
Gateway Inc.(1)	1,742,465	3,815,998
Henry (Jack) & Associates Inc.	489,296	11,190,200
Hutchinson Technology Inc.(1)	170,711	5,150,351
iGATE Corp.(1)	142,624	841,482
IHS Inc. Class A(1)	102,288	2,797,577
Imation Corp.	226,867	9,734,863
Integral Systems Inc.	69,903	1,886,682
Intergraph Corp.(1)	190,383	7,931,356
InterVoice-Brite Inc.(1)	256,516	2,208,603
Kanbay International Inc.(1)	186,100	2,839,886
Komag Inc.(1)	195,349	9,298,612
Kronos Inc.(1)	216,337	8,088,840
Lexar Media Inc.(1)(2)	538,656	4,621,668

Magma Design Automation Inc.(1)	236,552	2,046,175
Manhattan Associates Inc.(1)	187,115	4,116,530
Maxtor Corp.(1)	1,696,528	16,218,808
McDATA Corp. Class A(1)	1,047,441	4,839,177
Mentor Graphics Corp.(1)	527,318	5,826,864
Mercury Computer Systems Inc.(1)(2)	141,993	2,300,287
MICROS Systems Inc.(1)	256,478	11,815,941
Mobility Electronics Inc.(1)	180,369	1,502,474
MTS Systems Corp.	133,581	5,587,693
Ness Technologies Inc.(1)	128,840	1,622,096
NetScout Systems Inc.(1)	161,914	1,473,417
Palm Inc.(1)(2)	563,468	13,049,919
PAR Technology Corp.(1)	40,541	719,197
Perot Systems Corp. Class A(1)	552,329	8,594,239
Quantum Corp.(1)	1,238,306	4,631,264
Rackable Systems Inc.(1)	53,658	2,835,825
Radiant Systems Inc.(1)	157,125	2,124,330
RadiSys Corp.(1)	134,284	2,665,537
Rimage Corp.(1)	64,451	1,455,304
SI International Inc.(1)	66,183	2,326,332
Silicon Storage Technology Inc.(1)	594,686	2,604,725
Stratasys Inc.(1)	71,106	2,096,205
Sykes Enterprises Inc.(1)	174,826	2,479,033
Synaptics Inc.(1)	148,307	3,261,271
Syntel Inc.	52,594	995,078
TALX Corp.	192,511	5,482,713
3D Systems Corp.(1)	82,815	1,769,757
Tyler Technologies Inc.(1)	239,321	2,632,531

		251,233,050
COSMETICS & PERSONAL CARE – 0.15%
Chattem Inc.(1)	120,091	4,521,426
Elizabeth Arden Inc.(1)	172,233	4,016,474
Inter Parfums Inc.	29,573	589,390
Parlux Fragrances Inc.(1)(2)	41,949	1,352,855
Revlon Inc. Class A(1)	980,309	3,097,776

		13,577,921
DISTRIBUTION & WHOLESALE – 1.08%
Aviall Inc.(1)(2)	225,707	8,594,923
Beacon Roofing Supply Inc.(1)(2)	121,745	4,947,717
Bell Microproducts Inc.(1)	198,100	1,220,296
BlueLinx Holdings Inc.	65,772	1,052,352
Brightpoint Inc.(1)	275,116	8,545,103
Building Materials Holdings Corp.	186,187	6,635,705
Central European Distribution Corp.(1)	130,856	5,031,413
Directed Electronics Inc.(1)	57,856	969,088
Handleman Co.	139,149	1,335,830
Huttig Building Products Inc.(1)	95,016	884,599
LKQ Corp.(1)	236,502	4,921,607
MWI Veterinary Supply Inc.(1)	32,063	1,054,873
Navarre Corp.(1)(2)	171,576	736,061
NuCo2 Inc.(1)	72,771	2,309,752
Owens & Minor Inc.	267,813	8,776,232
ScanSource Inc.(1)	85,546	5,167,834
United Stationers Inc.(1)	223,904	11,889,302
Watsco Inc.	144,709	10,281,574
WESCO International Inc.(1)	216,310	14,711,243

		99,065,504
DIVERSIFIED FINANCIAL SERVICES – 1.92%
Accredited Home Lenders Holding Co.(1)	118,763	6,078,290
Advanta Corp. Class B	128,356	4,732,486

Asset Acceptance Capital Corp.(1)	59,977	1,167,752
Asta Funding Inc.	70,147	2,333,089
BKF Capital Group Inc.(2)	45,571	592,423
Calamos Asset Management Inc. Class A	155,240	5,805,976
CharterMac	272,280	5,527,284
Cohen & Steers Inc.	56,354	1,380,673
CompuCredit Corp.(1)	150,905	5,554,813
Delta Financial Corp.	72,207	689,577
Doral Financial Corp.	581,112	6,711,844
Encore Capital Group Inc.(1)(2)	100,011	1,475,162
eSpeed Inc.(1)	140,415	1,119,108
Federal Agricultural Mortgage Corp.(2)	74,387	2,188,466
Financial Federal Corp.	176,367	5,167,553
GAMCO Investors Inc. Class A	48,457	1,935,857
GFI Group Inc.(1)	39,803	2,066,174
Greenhill & Co. Inc.	76,658	5,067,860
IntercontinentalExchange Inc.(1)	127,195	8,782,815
International Securities Exchange Inc.	76,090	3,169,148
Investment Technology Group Inc.(1)	267,316	13,312,337
Knight Capital Group Inc. Class A(1)	724,332	10,089,945
LaBranche & Co. Inc.(1)(2)	364,161	5,757,385
MarketAxess Holdings Inc.(1)	165,080	1,985,912
Marlin Business Services Corp.(1)	43,154	953,703
Nasdaq Stock Market Inc. (The)(1)	342,837	13,727,193
National Financial Partners Corp.	249,688	14,112,366
Ocwen Financial Corp.(1)	233,725	2,388,669
optionsXpress Holdings Inc.	139,568	4,058,637
Piper Jaffray Companies Inc.(1)	138,572	7,621,460
Portfolio Recovery Associates Inc.(1)	105,215	4,927,218
Sanders Morris Harris Group Inc.	86,270	1,383,771
Stifel Financial Corp.(1)	65,505	2,860,603
SWS Group Inc.	103,396	2,703,805
Thomas Weisel Partners Group Inc.(1)	36,570	800,883
TradeStation Group Inc.(1)(2)	137,487	1,900,070
United PanAm Financial Corp.(1)	33,484	1,034,656
Waddell & Reed Financial Inc. Class A	513,370	11,858,847
World Acceptance Corp.(1)	128,568	3,522,763

		176,546,573
ELECTRIC – 1.40%
ALLETE Inc.	170,992	7,968,227
Aquila Inc.(1)	2,517,567	10,045,092
Avista Corp.	327,032	6,753,211
Black Hills Corp.	216,602	7,364,468
Central Vermont Public Service Corp.	82,385	1,747,386
CH Energy Group Inc.	106,402	5,107,296
Cleco Corp.	336,571	7,515,630
Duquesne Light Holdings Inc.(2)	522,412	8,619,798
El Paso Electric Co.(1)	321,949	6,129,909
Empire District Electric Co. (The)	174,658	3,880,901
IDACORP Inc.(2)	284,617	9,255,745
ITC Holdings Corp.	86,278	2,264,797
MGE Energy Inc.	138,118	4,582,755
NorthWestern Corp.	240,023	7,474,316
Ormat Technologies Inc.	48,462	1,846,402
Otter Tail Corp.	196,805	5,646,335
Pike Electric Corp.(1)	91,112	1,914,263
Sierra Pacific Resources Corp.(1)	1,346,139	18,590,180
UIL Holdings Corp.	98,862	5,175,426
UniSource Energy Corp.	233,145	7,110,922

		128,993,059

ELECTRICAL COMPONENTS & EQUIPMENT – 0.90%
Advanced Energy Industries Inc.(1)	187,381	2,647,694
American Superconductor Corp.(1)(2)	215,283	2,443,462
Artesyn Technologies Inc.(1)	252,629	2,766,288
Belden CDT Inc.(2)	292,359	7,960,936
C&D Technologies Inc.	173,008	1,598,594
China Energy Savings Technology Inc.(1)(3)	7,992	54,745
Color Kinetics Inc.(1)	88,230	1,868,711
Encore Wire Corp.(1)	108,110	3,662,767
Energy Conversion Devices Inc.(1)	175,806	8,646,139
EnerSys(1)	310,638	4,286,804
General Cable Corp.(1)	336,109	10,194,186
GrafTech International Ltd.(1)	658,749	4,018,369
Greatbatch Inc.(1)	145,964	3,198,071
Intermagnetics General Corp.(1)	283,585	7,103,804
Littelfuse Inc.(1)	156,249	5,332,778
Medis Technologies Ltd.(1)(2)	100,904	2,354,090
Powell Industries Inc.(1)	45,411	989,052
Power-One Inc.(1)	504,991	3,635,935
Superior Essex Inc.(1)	115,831	2,946,741
Ultralife Batteries Inc.(1)(2)	97,175	1,248,699
Universal Display Corp.(1)	161,553	2,323,132
Valence Technology Inc.(1)(2)	294,972	734,480
Vicor Corp.	130,171	2,568,274

		82,583,751
ELECTRONICS – 2.43%
American Science & Engineering Inc.(1)	55,114	5,147,648
Analogic Corp.	92,490	6,122,838
Badger Meter Inc.	37,820	2,154,984
Bel Fuse Inc. Class B	77,708	2,722,111
Benchmark Electronics Inc.(1)	281,107	10,780,453
Brady Corp. Class A	278,017	10,414,517
Checkpoint Systems Inc.(1)	255,315	6,862,867
Cogent Inc.(1)	161,683	2,965,266
Coherent Inc.(1)	207,679	7,291,610
CTS Corp.	248,815	3,329,145
Cubic Corp.	105,665	2,529,620
Cymer Inc.(1)	244,671	11,117,850
Daktronics Inc.	101,149	3,691,938
Dionex Corp.(1)	136,885	8,415,690
Electro Scientific Industries Inc.(1)	192,687	4,264,163
Excel Technology Inc.(1)	81,827	2,411,442
Fargo Electronics(1)	85,867	1,452,011
FARO Technologies Inc.(1)(2)	77,415	1,103,164
FEI Co.(1)	160,960	3,195,056
Identix Inc.(1)	600,353	4,778,810
II-VI Inc.(1)	155,487	2,812,760
International DisplayWorks Inc.(1)(2)	300,536	1,968,511
Ionatron Inc.(1)(2)	162,705	2,198,145
Itron Inc.(1)	167,161	10,004,586
Keithley Instruments Inc.	85,835	1,318,426
KEMET Corp.(1)	583,812	5,528,700
LaBarge Inc.(1)	68,042	1,017,228
LeCroy Corp.(1)	84,197	1,317,683
Lo-Jack Corp.(1)	118,479	2,841,126
Measurements Specialties Inc.(1)	80,226	2,097,910
Methode Electronics Inc.	245,226	2,670,511
Metrologic Instruments Inc.(1)	80,360	1,858,727
Molecular Devices Corp.(1)	114,566	3,799,009
Multi-Fineline Electronix Inc.(1)(2)	54,353	3,179,107
OSI Systems Inc.(1)	102,029	2,155,873
Park Electrochemical Corp.	134,978	3,981,851

Paxar Corp.(1)	236,853	4,635,213
Photon Dynamics Inc.(1)	114,511	2,147,081
Plexus Corp.(1)	292,413	10,985,956
Rofin-Sinar Technologies Inc.(1)	101,875	5,514,494
Rogers Corp.(1)	110,920	6,042,922
Sonic Solutions Inc.(1)	164,403	2,977,338
Spatialight Inc.(1)(2)	196,393	695,231
Sypris Solutions Inc.	59,826	564,159
Taser International Inc.(1)(2)	412,844	4,372,018
Technitrol Inc.	273,089	6,548,674
TTM Technologies Inc.(1)	279,356	4,047,868
Varian Inc.(1)	216,170	8,901,881
Viisage Technology Inc.(1)(2)	99,064	1,734,611
Watts Water Technologies Inc. Class A	168,770	6,133,102
Woodward Governor Co.	199,010	6,617,082
X-Rite Inc.	143,510	1,905,813

		223,324,779
ENERGY - ALTERNATE SOURCES – 0.51%
Covanta Holding Corp.(1)	725,843	12,099,803
Evergreen Solar Inc.(1)(2)	277,975	4,280,815
FuelCell Energy Inc.(1)(2)	326,301	3,742,672
Headwaters Inc.(1)(2)	278,902	11,097,511
KFx Inc.(1)	467,953	8,516,745
Pacific Ethanol Inc.(1)(2)	21,145	456,521
Plug Power Inc.(1)	342,599	1,712,995
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	307,190	1,099,740
SunPower Corp. Class A(1)(2)	53,340	2,035,454
Syntroleum Corp.(1)(2)	264,479	2,187,241

		47,229,497
ENGINEERING & CONSTRUCTION – 0.86%
Dycom Industries Inc.(1)	270,865	5,755,881
EMCOR Group Inc.(1)	207,093	10,284,238
Granite Construction Inc.	233,486	11,366,098
Infrasource Services Inc.(1)	87,985	1,514,222
Insituform Technologies Inc. Class A(1)(2)	180,927	4,812,658
Layne Christensen Co.(1)	77,378	2,593,711
Perini Corp.(1)	130,345	3,958,578
Shaw Group Inc. (The)(1)	519,716	15,799,366
URS Corp.(1)	289,171	11,639,133
Washington Group International Inc.	193,926	11,129,413

		78,853,298
ENTERTAINMENT – 0.76%
Bally Technologies Inc.(1)	344,869	5,859,324
Bluegreen Corp.(1)	141,271	1,867,603
Carmike Cinemas Inc.	82,818	1,998,398
Churchill Downs Inc.	52,300	2,004,136
Dover Downs Gaming & Entertainment Inc.	65,209	1,419,600
Dover Motorsports Inc.	103,233	566,749
Great Wolf Resorts Inc.(1)	171,763	1,990,733
Isle of Capri Casinos Inc.(1)	95,215	3,168,755
Macrovision Corp.(1)	340,367	7,539,129
Magna Entertainment Corp. Class A(1)(2)	254,474	1,727,878
Mikohn Gaming Corp.(1)	254,653	2,437,029
Pinnacle Entertainment Inc.(1)	316,866	8,926,115
Shuffle Master Inc.(1)(2)	239,738	8,568,236
Six Flags Inc.(1)(2)	628,242	6,395,504
Speedway Motorsports Inc.	104,158	3,979,877
Steinway Musical Instruments Inc.(1)	47,872	1,542,436
Sunterra Corp.(1)	130,966	1,870,194
Vail Resorts Inc.(1)	219,095	8,373,811

		70,235,507

ENVIRONMENTAL CONTROL – 0.62%
Aleris International Inc.(1)	207,552	9,977,025
American Ecology Corp.	82,219	1,675,623
Calgon Carbon Corp.	227,583	1,399,635
Casella Waste Systems Inc. Class A(1)	131,085	1,862,718
Clean Harbors Inc.(1)	128,888	3,824,107
Darling International Inc.(1)	430,732	2,015,826
Duratek Inc.(1)	94,842	2,077,040
Metal Management Inc.	146,840	4,647,486
Mine Safety Appliances Co.(2)	194,650	8,175,300
Tetra Tech Inc.(1)	353,131	6,741,271
Waste Connections Inc.(1)(2)	315,699	12,567,977
Waste Holdings Inc.	39,594	858,002
Waste Services Inc.(1)	434,853	1,369,787

		57,191,797
FOOD – 1.25%
American Italian Pasta Co. Class A(2)	123,717	774,468
Arden Group Inc. Class A	9,077	843,526
Chiquita Brands International Inc.	281,554	4,721,661
Corn Products International Inc.	506,947	14,990,423
Diamond Foods Inc.	42,796	734,807
Flowers Foods Inc.	338,133	10,042,550
Gold Kist Inc.(1)	348,029	4,399,087
Great Atlantic & Pacific Tea Co.(1)	118,087	4,124,779
Hain Celestial Group Inc.(1)	197,172	5,163,935
Ingles Markets Inc. Class A	75,224	1,340,492
J&J Snack Foods Corp.	84,854	2,850,246
Lance Inc.	201,580	4,535,550
M&F Worldwide Corp.(1)	72,171	1,030,602
Nash Finch Co.	85,503	2,556,540
Pathmark Stores Inc.(1)	338,426	3,539,936
Performance Food Group Co.(1)	231,033	7,205,919
Premium Standard Farms Inc.	65,918	1,156,861
Ralcorp Holdings Inc.(1)	199,991	7,609,658
Ruddick Corp.	230,644	5,606,956
Sanderson Farms Inc.	121,078	2,712,147
Sanfilippo (John B.) & Son Inc.(1)(2)	52,794	835,729
Seaboard Corp.	2,380	3,793,720
Spartan Stores Inc.	139,986	1,784,821
Tootsie Roll Industries Inc.	173,716	5,084,664
United Natural Foods Inc.(1)	275,627	9,638,676
Weis Markets Inc.	95,931	4,275,645
Wild Oats Markets Inc.(1)(2)	193,032	3,924,341

		115,277,739
FOREST PRODUCTS & PAPER – 0.67%
Bowater Inc.	377,139	11,155,772
Buckeye Technologies Inc.(1)	208,675	1,888,509
Caraustar Industries Inc.(1)	194,705	2,003,514
Deltic Timber Corp.	67,921	4,116,013
Glatfelter Co.	296,844	5,441,151
Longview Fibre Co.	344,532	8,902,707
Mercer International Inc.(1)(2)	194,625	1,811,959
Neenah Paper Inc.	99,405	3,255,514
Potlatch Corp.	296,354	12,695,787
Rock-Tenn Co. Class A	198,858	2,980,881
Schweitzer-Mauduit International Inc.	102,342	2,456,208
Wausau Paper Corp.	286,970	4,066,365
Xerium Technologies Inc.	90,505	849,842

		61,624,222

GAS – 0.72%
Cascade Natural Gas Corp.	75,362	1,484,631
EnergySouth Inc.	46,495	1,479,006
Laclede Group Inc. (The)	142,458	4,903,404
New Jersey Resources Corp.	185,066	8,374,236
Nicor Inc.	297,366	11,763,799
Northwest Natural Gas Co.	185,648	6,588,648
Peoples Energy Corp.(2)	256,446	9,139,735
South Jersey Industries Inc.	188,440	5,138,759
Southwest Gas Corp.	266,771	7,456,249
WGL Holdings Inc.	328,420	9,990,536

		66,319,003
HAND & MACHINE TOOLS – 0.57%
Baldor Electric Co.	223,769	7,579,056
Franklin Electric Co. Inc.	149,901	8,192,090
Kennametal Inc.	255,919	15,646,888
Lincoln Electric Holdings Inc.	247,407	13,357,504
Regal-Beloit Corp.	174,216	7,364,110

		52,139,648
HEALTH CARE - PRODUCTS – 3.40%
Abaxis Inc.(1)	134,023	3,039,642
ABIOMED Inc.(1)	129,125	1,665,712
Adeza Biomedical Corp.(1)	28,284	597,641
Align Technology Inc.(1)	415,529	3,810,401
American Medical Systems Holdings Inc.(1)	465,801	10,480,522
AngioDynamics Inc.(1)	15,460	464,728
Arrow International Inc.	142,967	4,670,732
ArthroCare Corp.(1)	163,540	7,820,483
Aspect Medical Systems Inc.(1)	109,881	3,015,135
Biosite Inc.(1)	114,025	5,921,318
Bruker BioSciences Corp.(1)	255,201	1,378,085
Caliper Life Sciences Inc.(1)	200,893	1,285,715
Candela Corp.(1)	153,167	3,308,407
Cantel Medical Corp.(1)	75,708	1,240,854
Cepheid Inc.(1)	346,273	3,171,861
CONMED Corp.(1)	198,362	3,798,632
Cyberonics Inc.(1)	143,683	3,702,711
Datascope Corp.	79,054	3,127,376
DexCom Inc.(1)	31,326	634,978
Diagnostic Products Corp.	154,058	7,337,783
DJ Orthopedics Inc.(1)	146,434	5,822,216
Encore Medical Corp.(1)	351,037	1,797,309
EPIX Pharmaceuticals Inc.(1)	157,466	551,131
ev3 Inc.(1)	98,229	1,739,636
FoxHollow Technologies Inc.(1)(2)	97,557	2,980,366
Haemonetics Corp.(1)	174,617	8,865,305
HealthTronics Inc.(1)	229,741	1,899,958
Hologic Inc.(1)	293,781	16,260,778
ICU Medical Inc.(1)	93,507	3,384,018
Immucor Inc.(1)	306,499	8,793,456
IntraLase Corp.(1)(2)	88,462	2,052,318
Intuitive Surgical Inc.(1)	234,209	27,636,662
Invacare Corp.	205,823	6,392,862
Inverness Medical Innovations Inc.(1)	152,352	4,377,073
IRIS International Inc.(1)	112,573	1,759,516
Kensey Nash Corp.(1)	62,958	1,800,599
Kyphon Inc.(1)	195,937	7,288,856
Laserscope(1)(2)	134,303	3,176,266
LCA-Vision Inc.	137,286	6,879,401
Luminex Corp.(1)	172,832	2,568,284

Mentor Corp.	217,276	9,844,776
Merge Technologies Inc.(1)	139,068	2,220,916
Meridian Bioscience Inc.	124,635	3,362,652
Merit Medical Systems Inc.(1)	180,402	2,166,628
Neurometrix Inc.(1)	39,044	1,520,373
NuVasive Inc.(1)	136,538	2,573,741
NxStage Medical Inc.(1)	38,768	497,393
Oakley Inc.	163,889	2,789,391
Occulogix Inc.(1)(2)	79,414	273,978
OraSure Technologies Inc.(1)	302,499	3,115,740
Palomar Medical Technologies Inc.(1)	113,970	3,812,296
PolyMedica Corp.	162,640	6,889,430
PSS World Medical Inc.(1)	436,035	8,411,115
Somanetics Corp.(1)	81,520	1,799,962
SonoSite Inc.(1)(2)	104,199	4,234,647
Stereotaxis Inc.(1)	114,885	1,448,700
Steris Corp.	467,292	11,532,767
SurModics Inc.(1)	102,275	3,616,444
Sybron Dental Specialties Inc.(1)	270,384	11,150,636
Symmetry Medical Inc.(1)	56,027	1,188,333
ThermoGenesis Corp.(1)	364,625	1,476,731
Thoratec Corp.(1)	348,098	6,707,848
TriPath Imaging Inc.(1)	206,861	1,443,890
Ventana Medical Systems Inc.(1)	210,130	8,777,130
Viasys Healthcare Inc.(1)	210,397	6,328,742
Vital Images Inc.(1)	85,659	2,919,259
Vital Sign Inc.	37,287	2,048,175
VNUS Medical Technologies Inc.(1)	35,390	268,610
West Pharmaceutical Services Inc.	209,773	7,283,319
Wright Medical Group Inc.(1)	195,838	3,867,800
Young Innovations Inc.	32,446	1,184,928
Zoll Medical Corp.(1)	64,450	1,697,613

		312,952,689
HEALTH CARE - SERVICES – 1.69%
Alliance Imaging Inc.(1)	93,698	603,415
Allied Healthcare International Inc.(1)	203,770	988,284
Amedisys Inc.(1)(2)	104,480	3,630,680
America Service Group Inc.(1)	73,024	951,503
American Dental Partners Inc.(1)	81,794	1,104,219
American Retirement Corp.(1)	209,613	5,370,285
AmSurg Corp.(1)	199,175	4,519,281
Apria Healthcare Group Inc.(1)	285,570	6,562,399
Bio-Reference Laboratories Inc.(1)	68,104	1,228,596
Brookdale Senior Living Inc.	74,778	2,822,869
Centene Corp.(1)	282,141	8,230,053
Genesis HealthCare Corp.(1)	133,771	5,877,898
Gentiva Health Services Inc.(1)	174,572	3,178,956
Healthways Inc.(1)	223,652	11,392,833
Horizon Health Corp.(1)	70,877	1,403,365
Kindred Healthcare Inc.(1)	192,498	4,841,325
LHC Group Inc.(1)	32,048	512,768
Magellan Health Services Inc.(1)	181,755	7,355,625
Matria Healthcare Inc.(1)	138,468	5,256,245
MedCath Corp.(1)	49,967	955,369
Molina Healthcare Inc.(1)	74,612	2,497,264
National Healthcare Corp.	42,761	1,713,861
NightHawk Radiology Holdings Inc.(1)	38,886	928,987
Odyssey Healthcare Inc.(1)	232,942	4,008,932
Option Care Inc.(2)	146,838	2,076,289
PainCare Holdings Inc.(1)	331,431	633,033
Pediatrix Medical Group Inc.(1)	165,532	16,990,204
Psychiatric Solutions Inc.(1)	343,376	11,376,047

Radiation Therapy Services Inc.(1)	74,965	1,912,357
RehabCare Group Inc.(1)	112,889	2,127,958
Res-Care Inc.(1)	136,027	2,500,176
Sunrise Senior Living Inc.(1)	268,170	10,450,585
Symbion Inc.(1)	116,653	2,642,190
U.S. Physical Therapy Inc.(1)	79,947	1,367,893
United Surgical Partners International Inc.(1)	291,641	10,327,008
VistaCare Inc. Class A(1)	74,303	1,151,696
Wellcare Health Plans Inc.(1)	125,615	5,707,946

		155,198,394
HOLDING COMPANIES - DIVERSIFIED – 0.23%
Resource America Inc. Class A	107,012	2,131,679
Star Maritime Acquisition Corp.(1)	118,984	1,155,335
Walter Industries Inc.(2)	263,785	17,573,357

		20,860,371
HOME BUILDERS – 0.69%
Brookfield Homes Corp.(2)	87,542	4,539,928
Champion Enterprises Inc.(1)	510,602	7,638,606
Coachmen Industries Inc.	96,898	1,102,699
Comstock Homebuilding Companies Inc. Class A(1)	34,689	381,926
Fleetwood Enterprises Inc.(1)	428,966	4,791,550
Levitt Corp. Class A	111,091	2,448,446
M/I Homes Inc.	83,842	3,940,574
Monaco Coach Corp.	176,969	2,371,385
Orleans Homebuilders Inc.	27,459	556,319
Palm Harbor Homes Inc.(1)(2)	64,775	1,388,128
Skyline Corp.	45,925	1,900,376
Technical Olympic USA Inc.	106,506	2,167,397
Thor Industries Inc.	233,138	12,440,244
WCI Communities Inc.(1)	234,065	6,511,688
William Lyon Homes Inc.(1)	16,648	1,592,881
Williams Scotsman International Inc.(1)	105,134	2,633,607
Winnebago Industries Inc.(2)	225,183	6,832,052

		63,237,806
HOME FURNISHINGS – 0.57%
American Woodmark Corp.	76,868	2,728,814
Audiovox Corp. Class A(1)	115,815	1,382,831
Bassett Furniture Industries Inc.	70,857	1,413,597
DTS Inc.(1)	116,562	2,291,609
Ethan Allen Interiors Inc.	222,503	9,349,576
Furniture Brands International Inc.(2)	309,453	7,584,693
Hooker Furniture Corp.	70,448	1,331,467
Kimball International Inc. Class B	151,212	2,274,228
La-Z-Boy Inc.(2)	352,065	5,985,105
Maytag Corp.	545,858	11,643,151
Stanley Furniture Co. Inc.	82,727	2,419,765
TiVo Inc.(1)	386,343	2,793,260
Universal Electronics Inc.(1)	91,850	1,625,745

		52,823,841
HOUSEHOLD PRODUCTS & WARES – 0.81%
Blyth Inc.	179,586	3,774,898
Central Garden & Pet Co.(1)	130,015	6,908,997
CNS Inc.	95,751	2,062,477
CSS Industries Inc.	40,260	1,318,112
Ennis Inc.	171,752	3,349,164
Fossil Inc.(1)(2)	326,495	6,066,277
Harland (John H.) Co.	185,302	7,282,369
Jarden Corp.(1)(2)	458,130	15,049,571
Playtex Products Inc.(1)	273,122	2,859,587

Prestige Brands Holdings Inc.(1)	189,463	2,305,765
Russ Berrie & Co. Inc.	79,916	1,214,723
Standard Register Co. (The)	115,338	1,787,739
Tupperware Brands Corp.	358,152	7,374,350
Water Pik Technologies Inc.(1)	82,608	2,289,068
WD-40 Co.	112,990	3,485,741
Yankee Candle Co. Inc. (The)	276,353	7,563,782

		74,692,620
HOUSEWARES – 0.04%
Libbey Inc.	92,787	656,932
Lifetime Brands Inc.	56,434	1,590,874
National Presto Industries Inc.	31,866	1,566,851

		3,814,657
INSURANCE – 2.29%
Affirmative Insurance Holdings Inc.	57,180	755,348
Alfa Corp.	219,614	3,764,184
American Equity Investment Life Holding Co.	306,562	4,396,099
American Physicians Capital Inc.(1)	47,294	2,270,112
Argonaut Group Inc.(1)	203,051	7,218,463
Baldwin & Lyons Inc. Class B	51,347	1,363,263
Bristol West Holdings Inc.	117,040	2,253,020
Ceres Group Inc.(1)	236,049	1,302,990
Citizens Inc.(1)	230,241	1,188,044
CNA Surety Corp.(1)	105,140	1,758,992
Crawford & Co. Class B	155,994	935,964
Delphi Financial Group Inc. Class A	187,962	9,704,478
Direct General Corp.	101,220	1,721,752
Donegal Group Inc. Class A	63,959	1,668,690
EMC Insurance Group Inc.	42,134	1,174,275
Enstar Group Inc.(1)	22,157	1,988,369
FBL Financial Group Inc. Class A	87,948	3,029,809
First Acceptance Corp.(1)	114,284	1,519,977
FPIC Insurance Group Inc.(1)	68,891	2,604,080
Great American Financial Resources Inc.	57,520	1,134,870
Harleysville Group Inc.	89,778	2,665,509
Hilb, Rogal & Hobbs Co.	216,236	8,913,248
Horace Mann Educators Corp.	289,466	5,441,961
Independence Holding Co.	31,107	717,327
Infinity Property & Casualty Corp.	139,629	5,828,114
James River Group Inc.(1)	29,761	801,166
Kansas City Life Insurance Co.	25,040	1,283,050
KMG America Corp.(1)	142,061	1,216,042
LandAmerica Financial Group Inc.	122,011	8,278,446
Midland Co. (The)	72,722	2,543,816
National Interstate Corp.	30,496	663,288
National Western Life Insurance Co. Class A	15,074	3,501,539
Navigators Group Inc. (The)(1)	75,869	3,763,102
Odyssey Re Holdings Corp.(2)	85,794	1,861,730
Ohio Casualty Corp.	422,326	13,387,734
Phoenix Companies Inc.	753,894	12,288,472
PMA Capital Corp. Class A(1)	215,786	2,196,701
Presidential Life Corp.	138,969	3,531,202
ProAssurance Corp.(1)	188,625	9,808,500
Republic Companies Group Inc.	40,418	701,656
RLI Corp.	151,977	8,708,282
Safety Insurance Group Inc.	78,411	3,580,246
SeaBright Insurance Holdings(1)	65,755	1,145,452
Selective Insurance Group Inc.	191,289	10,138,317
State Auto Financial Corp.	94,766	3,194,562
Stewart Information Services Corp.	115,250	5,425,970
Tower Group Inc.	113,801	2,628,803

Triad Guaranty Inc.(1)	60,118	2,819,534
21st Century Insurance Group	217,501	3,436,516
U.S.I. Holdings Corp.(1)	306,367	4,941,700
UICI	241,033	8,915,811
United Fire & Casualty Co.	114,951	3,781,888
Universal American Financial Corp.(1)	177,572	2,734,609
Zenith National Insurance Corp.	175,740	8,458,366

		211,055,438
INTERNET – 3.59%
Agile Software Corp.(1)	371,232	2,832,500
Alloy Inc.(1)	62,082	832,520
Applied Digital Solutions Inc.(1)(2)	457,599	1,327,037
aQuantive Inc.(1)	447,963	10,545,049
Arbinet-thexchange Inc.(1)	45,367	333,901
Ariba Inc.(1)	488,071	4,773,334
AsiaInfo Holdings Inc.(1)	251,801	1,259,005
Audible Inc.(1)(2)	162,282	1,705,584
autobytel.com Inc.(1)	285,411	1,375,681
Avocent Corp.(1)	334,929	10,630,646
Blue Coat Systems Inc.(1)	79,352	1,725,112
Blue Nile Inc.(1)	100,043	3,520,513
Click Commerce Inc.(1)(2)	55,688	1,333,171
CMGI Inc.(1)	3,256,344	4,819,389
CNET Networks Inc.(1)	872,718	12,401,323
Cogent Communications Group Inc.(1)	48,903	476,804
CyberSource Corp.(1)	180,464	2,013,978
DealerTrack Holdings Inc.(1)	64,700	1,378,757
Digital Insight Corp.(1)	235,211	8,561,680
Digital River Inc.(1)	264,180	11,520,890
Digitas Inc.(1)	601,767	8,665,445
Drugstore.com Inc.(1)	460,785	1,423,826
EarthLink Inc.(1)	807,245	7,709,190
eCollege.com Inc.(1)	119,116	2,244,145
Entrust Inc.(1)	416,730	1,875,285
Equinix Inc.(1)(2)	123,505	7,931,491
eResearch Technology Inc.(1)(2)	340,782	4,903,853
FTD Group Inc.(1)	85,470	828,204
GSI Commerce Inc.(1)(2)	220,433	3,747,361
Harris Interactive Inc.(1)	347,650	1,953,793
HomeStore Inc.(1)	993,728	6,518,856
InfoSpace Inc.(1)	208,964	5,840,544
Internet Capital Group Inc.(1)	258,879	2,438,640
Internet Security Systems Inc.(1)	264,016	6,331,104
Interwoven Inc.(1)	279,763	2,515,069
iPass Inc.(1)	365,638	2,928,760
iVillage Inc.(1)	319,248	2,684,876
j2 Global Communications Inc.(1)(2)	159,944	7,517,368
Jupitermedia Corp.(1)(2)	136,333	2,451,267
Keynote Systems Inc.(1)	113,550	1,299,012
Lionbridge Technologies Inc.(1)	348,258	2,754,721
Liquidity Services Inc.(1)	45,642	559,114
MatrixOne Inc.(1)	347,067	2,485,000
Motive Inc.(1)	149,876	584,516
NetBank Inc.	314,170	2,274,591
NetFlix Inc.(1)(2)	247,066	7,162,443
NetRatings Inc.(1)	96,976	1,284,932
NIC Inc.(1)	228,873	1,402,991
NutriSystem Inc.(1)	169,280	8,044,186
1-800 CONTACTS INC.(1)	58,374	785,129
1-800-FLOWERS.COM Inc.(1)	170,635	1,211,508
Online Resources Corp.(1)	142,381	1,850,953
Openwave Systems Inc.(1)	598,161	12,908,314

Opsware Inc.(1)	503,988	4,319,177
Overstock.com Inc.(1)(2)	70,449	2,100,789
Priceline.com Inc.(1)	170,171	4,227,048
ProQuest Co.(1)	171,187	3,661,690
RealNetworks Inc.(1)	721,188	5,949,801
Redback Networks Inc.(1)	282,730	6,132,414
RightNow Technologies Inc.(1)	78,129	1,239,907
RSA Security Inc.(1)	480,376	8,617,945
S1 Corp.(1)	475,690	2,397,478
Sapient Corp.(1)	544,775	4,156,633
Secure Computing Corp.(1)	314,232	3,626,237
Sohu.com Inc.(1)	168,099	4,486,562
SonicWALL Inc.(1)	362,151	2,567,651
Stamps.com Inc.(1)	109,796	3,871,407
Stellent Inc.	171,195	2,030,373
SupportSoft Inc.(1)	293,743	1,301,281
Terremark Worldwide Inc.(1)	201,216	1,710,336
TIBCO Software Inc.(1)	1,455,148	12,165,037
Travelzoo Inc.(1)(2)	23,670	463,459
TriZetto Group Inc. (The)(1)	286,030	5,031,268
United Online Inc.	413,577	5,318,600
ValueClick Inc.(1)(2)	589,143	9,968,300
Vasco Data Security International Inc.(1)	161,399	1,320,244
Vignette Corp.(1)	196,892	2,904,157
Vocus Inc.(1)	28,120	417,582
WebEx Communications Inc.(1)(2)	223,050	7,510,093
WebMD Health Corp. Class A(1)(2)	47,087	1,960,703
webMethods Inc.(1)	361,843	3,046,718
Websense Inc.(1)	322,451	8,893,199
WebSideStory Inc.(1)	60,663	1,042,797

		330,922,247
INVESTMENT COMPANIES – 0.30%
Apollo Investment Corp.	419,948	7,479,274
Ares Capital Corp.	256,257	4,402,495
Capital Southwest Corp.	18,667	1,782,698
Gladstone Capital Corp.(2)	76,678	1,652,411
Gladstone Investment Corp.	111,388	1,681,959
Harris & Harris Group Inc.(1)	139,736	1,949,317
MCG Capital Corp.	357,271	5,041,094
NGP Capital Resources Co.	117,166	1,593,458
Technology Investment Capital Corp.	124,501	1,810,245

		27,392,951
IRON & STEEL – 1.26%
AK Steel Holding Corp.(1)	740,291	11,104,365
Carpenter Technology Corp.	164,777	15,574,722
Chaparral Steel Co.(1)	152,978	9,931,332
Cleveland-Cliffs Inc.	147,502	12,850,374
Gibraltar Industries Inc.	162,761	4,794,939
Oregon Steel Mills Inc.(1)	238,909	12,224,974
Reliance Steel & Aluminum Co.	194,749	18,290,826
Roanoke Electric Steel Corp.	75,413	2,435,840
Ryerson Inc.	169,478	4,535,231
Schnitzer Steel Industries Inc. Class A	147,900	6,337,515
Steel Dynamics Inc.	270,564	15,349,096
Steel Technologies Inc.	75,961	1,845,852
Wheeling-Pittsburgh Corp.(1)	59,578	1,093,852

		116,368,918
LEISURE TIME – 0.42%
Ambassadors Group Inc.	114,161	2,899,689
Arctic Cat Inc.	92,208	2,218,524

Callaway Golf Co.	514,622	8,851,498
Escalade Inc.	52,753	585,031
K2 Inc.(1)	321,461	4,034,336
Life Time Fitness Inc.(1)	165,286	7,743,649
Marine Products Corp.	87,785	964,757
Multimedia Games Inc.(1)	184,582	2,746,580
Nautilus Inc.(2)	224,785	3,360,536
Pegasus Solutions Inc.(1)	141,450	1,331,044
WMS Industries Inc.(1)	144,018	4,334,942

		39,070,586
LODGING – 0.41%
Ameristar Casinos Inc.	165,416	4,266,079
Aztar Corp.(1)	234,876	9,862,443
Gaylord Entertainment Co.(1)	270,664	12,282,732
Lodgian Inc.(1)	165,286	2,295,823
Marcus Corp.	137,149	2,736,123
Monarch Casino & Resort Inc.(1)	63,049	1,789,961
Morgans Hotel Group Co.(1)	117,177	2,069,346
MTR Gaming Group Inc.(1)	149,836	1,543,311
Riviera Holdings Corp.(1)	57,237	964,443

		37,810,261
MACHINERY – 2.29%
AGCO Corp.(1)	609,737	12,645,945
Alamo Group Inc.	41,523	919,319
Albany International Corp. Class A	192,117	7,317,737
Applied Industrial Technologies Inc.	202,695	9,040,197
Astec Industries Inc.(1)	109,778	3,941,030
Briggs & Stratton Corp.	347,918	12,305,860
Bucyrus International Inc. Class A	205,632	9,909,406
Cascade Corp.	82,590	4,364,881
Cognex Corp.	279,390	8,281,120
Flowserve Corp.(1)	370,875	21,636,847
Gardner Denver Inc.(1)	169,324	11,039,925
Gehl Corp.(1)	79,857	2,644,864
Global Power Equipment Group Inc.(1)	239,856	923,446
Gorman-Rupp Co.(The)	61,536	1,501,478
Intermec Inc.(1)	330,448	10,081,968
Intevac Inc.(1)	137,466	3,956,271
iRobot Corp.(1)(2)	30,716	853,905
JLG Industries Inc.	683,940	21,058,513
Kadant Inc.(1)	93,805	2,129,373
Lindsay Manufacturing Co.	78,100	2,115,729
Manitowoc Co. Inc. (The)	201,703	18,385,228
Middleby Corp. (The)(1)	34,390	2,879,131
NACCO Industries Inc.	34,978	5,385,213
Nordson Corp.	168,072	8,380,070
Presstek Inc.(1)	196,814	2,342,087
Robbins & Myers Inc.	78,246	1,690,114
Sauer-Danfoss Inc.	67,859	1,557,364
Stewart & Stevenson Services Inc.	195,211	7,121,297
Tecumseh Products Co. Class A	111,337	2,732,210
Tennant Co.	53,456	2,796,818
TurboChef Technologies Inc.(1)(2)	85,666	1,045,125
Wabtec Corp.	315,949	10,299,937

		211,282,408
MANUFACTURING – 1.88%
Actuant Corp. Class A	180,437	11,046,353
Acuity Brands Inc.	297,599	11,903,960
American Railcar Industries Inc.	55,147	1,934,005
Ameron International Corp.	57,192	4,188,170

Applied Films Corp.(1)	106,054	2,060,629
Barnes Group Inc.	117,995	4,778,797
Blount International Inc.(1)	201,800	3,250,998
Ceradyne Inc.(1)	178,472	8,905,753
CLARCOR Inc.	347,418	12,368,081
Crane Co.	349,049	14,314,499
EnPro Industries Inc.(1)	141,506	4,853,656
ESCO Technologies Inc.(1)	171,449	8,683,892
Federal Signal Corp.	326,566	6,041,471
Flanders Corp.(1)	87,815	1,025,679
FreightCar America Inc.	56,654	3,603,194
Griffon Corp.(1)	196,755	4,887,394
Hexcel Corp.(1)	536,304	11,782,599
Jacuzzi Brands Inc.(1)	517,748	5,089,463
Koppers Holdings Inc.	63,494	1,247,657
Lancaster Colony Corp.	174,349	7,322,658
Matthews International Corp. Class A	215,548	8,246,866
Myers Industries Inc.	177,200	2,833,428
Raven Industries Inc.	105,249	4,116,288
Reddy Ice Holdings Inc.	68,433	1,519,897
Smith (A.O.) Corp.	113,381	5,986,517
Standex International Corp.	83,278	2,636,581
Sturm Ruger & Co. Inc.	142,339	1,135,865
Tredegar Corp.	193,970	3,086,063
Trinity Industries Inc.	277,024	15,067,335

		173,917,748
MEDIA – 1.13%
Beasley Broadcast Group Inc. Class A	49,955	605,954
Charter Communications Inc. Class A(1)	2,670,656	2,911,015
Citadel Broadcasting Corp.	271,623	3,012,299
Courier Corp.	66,450	2,946,393
Cox Radio Inc. Class A(1)	259,389	3,481,000
Crown Media Holdings Inc.(1)(2)	97,870	620,496
Cumulus Media Inc. Class A(1)(2)	333,721	3,757,698
Emmis Communications Corp.(1)	216,173	3,458,768
Entercom Communications Corp.	220,801	6,164,764
Entravision Communications Corp.(1)	435,543	3,989,574
Fisher Communications Inc.(1)	44,653	1,998,222
4Kids Entertainment Inc.(1)	89,666	1,541,359
Gemstar-TV Guide International Inc.(1)	1,662,338	5,136,624
Gray Television Inc.	293,579	2,466,064
Hollinger International Inc.	399,227	3,345,522
Journal Communications Inc. Class A	179,445	2,225,118
Journal Register Co.	282,026	3,435,077
Lin TV Corp. Class A(1)	184,001	1,656,009
LodgeNet Entertainment Corp.(1)	108,989	1,698,049
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	151,163	2,548,608
Media General Inc. Class A	144,962	6,758,128
Mediacom Communications Corp.(1)	415,915	2,391,511
Nelson (Thomas) Inc.	77,926	2,279,335
Outdoor Channel Holdings Inc.(1)	50,687	516,501
Playboy Enterprises Inc. Class B(1)	138,933	1,972,849
Primedia Inc.(1)	998,951	2,067,829
Radio One Inc. Class D(1)	526,937	3,930,950
Readers Digest Association Inc. (The)(2)	671,653	9,906,882
Regent Communications Inc.(1)	237,153	1,093,275
Saga Communications Inc.(1)	117,023	1,131,612
Salem Communications Corp. Class A(1)	80,017	1,201,055
Scholastic Corp.(1)	221,757	5,934,217
Sinclair Broadcast Group Inc. Class A	296,574	2,417,078
Spanish Broadcasting System Inc. Class A(1)	262,785	1,453,201
Triple Crown Media Inc.(1)	28,972	170,935

Value Line Inc.	9,145	338,365
World Wrestling Entertainment Inc.	138,568	2,341,799
WorldSpace Inc. Class A(1)(2)	79,694	601,690
WPT Enterprises Inc.(1)(2)	38,478	283,198

		103,789,023
METAL FABRICATE & HARDWARE – 0.92%
Castle (A.M.) & Co.	70,618	2,083,231
CIRCOR International Inc.	105,759	3,088,163
Commercial Metals Co.	407,581	21,801,508
Dynamic Materials Corp.(2)	39,013	1,390,423
Earle M Jorgensen Co.(1)	123,073	1,864,556
Kaydon Corp.	189,960	7,666,786
Lawson Products Inc.	31,050	1,271,187
Mueller Industries Inc.	246,874	8,810,933
NN Inc.	113,675	1,467,544
NS Group Inc.(1)(2)	149,962	6,902,751
Omega Flex Inc.(1)	23,699	451,466
Quanex Corp.	169,150	11,270,464
RBC Bearings Inc.(1)	60,969	1,249,865
Sun Hydraulics Corp.	45,192	966,205
Valmont Industries Inc.	116,248	4,887,066
Worthington Industries Inc.	467,089	9,369,805

		84,541,953
MINING – 0.74%
AMCOL International Corp.	146,070	4,206,816
Brush Engineered Materials Inc.(1)	130,587	2,579,093
Century Aluminum Co.(1)	153,160	6,501,642
Charles & Colvard Ltd.(2)	103,929	1,125,551
Coeur d’Alene Mines Corp.(1)	1,861,385	12,210,686
Compass Minerals International Inc.	136,282	3,405,687
Hecla Mining Co.(1)	799,178	5,282,567
Royal Gold Inc.(2)	127,648	4,619,581
RTI International Metals Inc.(1)	149,503	8,200,240
Stillwater Mining Co.(1)	275,234	4,530,352
Titanium Metals Corp.(1)	169,068	8,208,251
USEC Inc.	580,374	6,993,507

		67,863,973
OFFICE & BUSINESS EQUIPMENT – 0.19%
Global Imaging Systems Inc.(1)(2)	158,390	6,015,652
IKON Office Solutions Inc.	737,287	10,506,340
TRM Corp.(1)(2)	87,273	587,347

		17,109,339
OFFICE FURNISHINGS – 0.07%
CompX International Inc.	13,130	212,050
Interface Inc. Class A(1)	308,266	4,257,153
Knoll Inc.	74,878	1,596,399

		6,065,602
OIL & GAS – 3.62%
Alon USA Energy Inc.	71,910	1,770,424
Atlas America Inc.(1)	122,026	5,834,063
ATP Oil & Gas Corp.(1)	122,434	5,376,077
Atwood Oceanics Inc.(1)	89,239	9,014,031
Berry Petroleum Co. Class A	115,647	7,916,037
Bill Barrett Corp.(1)	88,070	2,870,201
Bois d’Arc Energy LLC(1)	91,108	1,516,948
Brigham Exploration Co.(1)	182,027	1,594,557
Bronco Drilling Co. Inc.(1)	42,958	1,129,795
Cabot Oil & Gas Corp.	329,839	15,809,183

Callon Petroleum Co.(1)	91,514	1,923,624
Carrizo Oil & Gas Inc.(1)	134,747	3,502,075
Cheniere Energy Inc.(1)(2)	322,896	13,099,891
Cimarex Energy Co.	547,930	23,703,452
Clayton Williams Energy Inc.(1)	38,405	1,571,533
Comstock Resources Inc.(1)	286,620	8,509,748
Crosstex Energy Inc.	41,635	3,224,631
Delta Petroleum Corp.(1)	248,775	5,229,251
Edge Petroleum Corp.(1)	115,484	2,884,790
Encore Acquisition Co.(1)	332,510	10,307,810
Endeavour International Corp.(1)	383,706	1,116,584
Energy Partners Ltd.(1)	225,378	5,314,413
EXCO Resources Inc.(1)	333,096	4,173,693
Frontier Oil Corp.	367,705	21,823,292
FX Energy Inc.(1)(2)	236,966	1,239,332
Gasco Energy Inc.(1)	514,431	2,880,814
Giant Industries Inc.(1)	97,345	6,769,371
Goodrich Petroleum Corp.(1)	68,799	1,857,573
Grey Wolf Inc.(1)	1,287,322	9,577,676
Harvest Natural Resources Inc.(1)	255,547	2,483,917
Holly Corp.	138,533	10,268,066
Houston Exploration Co.(1)	193,338	10,188,913
KCS Energy Inc.(1)	336,019	8,736,494
McMoRan Exploration Co.(1)(2)	158,953	2,835,722
Meridian Resource Corp. (The)(1)	586,494	2,375,301
Parallel Petroleum Corp.(1)	229,749	4,238,869
Parker Drilling Co.(1)	718,503	6,660,523
Penn Virginia Corp.	124,850	8,864,350
PetroCorp Inc. Escrow(3)	26,106	0
Petrohawk Energy Corp.(1)	399,535	5,473,630
Petroleum Development Corp.(1)	112,104	5,085,037
PetroQuest Energy Inc.(1)	275,635	2,781,157
Pioneer Drilling Co.(1)	146,966	2,414,651
Remington Oil & Gas Corp.(1)	157,419	6,803,649
Rosetta Resources Inc.(1)	339,214	6,092,283
St. Mary Land & Exploration Co.	385,916	15,756,950
Stone Energy Corp.(1)	161,513	7,127,569
Swift Energy Co.(1)	191,164	7,161,003
TODCO Class A	319,401	12,587,593
Toreador Resources Corp.(1)(2)	103,816	3,229,716
Tri-Valley Corp.(1)(2)	149,310	1,190,001
W&T Offshore Inc.	85,739	3,456,139
Warren Resources Inc.(1)	179,460	2,673,954
Western Refining Inc.	149,068	3,222,850
Whiting Petroleum Corp.(1)(2)	242,662	9,946,715

		333,195,921
OIL & GAS SERVICES – 2.15%
BASiC Energy Services Inc.(1)	81,901	2,440,650
CARBO Ceramics Inc.	131,555	7,486,795
Dril-Quip Inc.(1)	52,416	3,713,674
Global Industries Ltd.(1)	558,559	8,093,520
Gulf Island Fabrication Inc.	71,316	1,688,050
Hanover Compressor Co.(1)(2)	607,854	11,318,241
Helix Energy Solutions Group Inc.(1)	519,292	19,681,167
Hercules Offshore Inc.(1)	62,089	2,111,647
Hornbeck Offshore Services Inc.(1)	125,800	4,537,606
Hydril Co. LP(1)	128,039	9,980,640
Input/Output Inc.(1)(2)	472,232	4,585,373
Lone Star Technologies Inc.(1)	201,294	11,153,701
Lufkin Industries Inc.	95,267	5,281,602
MarkWest Hydrocarbon Inc.	37,927	868,528
Maverick Tube Corp.(1)	289,156	15,322,376

Newpark Resources Inc.(1)	590,599	4,842,912
Oceaneering International Inc.(1)	175,080	10,032,084
Oil States International Inc.(1)	274,351	10,109,834
RPC Inc.	148,610	3,395,739
SEACOR Holdings Inc.(1)	121,444	9,618,365
Superior Energy Services Inc.(1)	523,790	14,032,334
Superior Well Services Inc.(1)	43,323	1,259,400
Tetra Technologies Inc.(1)	228,703	10,758,189
Union Drilling Inc.(1)	59,110	864,188
Universal Compression Holdings Inc.(1)	112,996	5,725,507
Veritas DGC Inc.(1)	237,710	10,789,657
W-H Energy Services Inc.(1)	188,568	8,389,390

		198,081,169
PACKAGING & CONTAINERS – 0.17%
Chesapeake Corp.	132,611	1,840,641
Graphic Packaging Corp.(1)	436,917	904,418
Greif Inc. Class A	104,030	7,117,733
Silgan Holdings Inc.	150,272	6,036,426

		15,899,218
PHARMACEUTICALS – 3.71%
Abgenix Inc.(1)	613,279	13,798,778
ACADIA Pharmaceuticals Inc.(1)	109,738	1,753,613
Adams Respiratory Therapeutics Inc.(1)	57,291	2,278,463
Adolor Corp.(1)	297,473	7,079,857
Alkermes Inc.(1)	609,082	13,430,258
Alpharma Inc. Class A	267,356	7,170,488
Altus Pharmaceuticals Inc.(1)	43,458	953,034
Amylin Pharmaceuticals Inc.(1)	739,914	36,218,790
Andrx Corp.(1)	493,550	11,716,877
Antigenics Inc.(1)(2)	196,743	539,076
Array BioPharma Inc.(1)	211,733	1,935,240
AtheroGenics Inc.(1)(2)	254,506	4,153,538
AVANIR Pharmaceuticals Class A(1)	206,575	3,020,127
Bentley Pharmaceuticals Inc.(1)(2)	123,966	1,630,153
Bioenvision Inc.(1)	272,317	1,941,620
BioMarin Pharmaceutical Inc.(1)	558,154	7,490,427
BioScrip Inc.(1)	250,496	1,806,076
Caraco Pharmaceutical Laboratories Ltd.(1)	64,549	839,137
Cell Therapeutics Inc.(1)(2)	637,650	1,217,912
Connetics Corp.(1)	235,137	3,980,869
Conor Medsystems Inc.(1)	56,070	1,648,458
Cubist Pharmaceuticals Inc.(1)(2)	359,094	8,248,389
CV Therapeutics Inc.(1)	292,467	6,457,671
Cypress Bioscience Inc.(1)	204,101	1,285,836
Dendreon Corp.(1)	467,877	2,203,701
Discovery Laboratories Inc.(1)	411,202	3,014,111
DOV Pharmaceutical Inc.(1)	154,118	2,462,806
Durect Corp.(1)	286,574	1,822,611
DUSA Pharmaceuticals Inc.(1)	113,546	801,635
First Horizon Pharmaceutical Corp.(1)	186,123	4,692,161
HealthExtras Inc.(1)	144,417	5,097,920
Hi-Tech Pharmacal Co. Inc.(1)	51,819	1,461,296
Idenix Pharmaceuticals Inc.(1)	97,605	1,324,500
I-Flow Corp.(1)	135,558	1,805,633
Inspire Pharmaceuticals Inc.(1)	286,972	1,500,864
Introgen Therapeutics Inc.(1)(2)	133,156	707,058
Isis Pharmaceuticals Inc.(1)	487,102	4,388,789
ISTA Pharmaceuticals Inc.(1)	91,468	580,822
K-V Pharmaceutical Co. Class A(1)	242,304	5,844,372
Mannatech Inc.(2)	106,083	1,843,723
MannKind Corp.(1)	171,513	3,505,726

Medarex Inc.(1)	746,505	9,868,796
Medicines Co. (The)(1)	333,388	6,857,791
Medicis Pharmaceutical Corp. Class A	365,929	11,929,285
MGI Pharma Inc.(1)	518,615	9,075,763
Nabi Biopharmaceuticals(1)	396,615	2,236,909
Nastech Pharmaceutical Co. Inc.(1)	139,646	2,513,628
Nature’s Sunshine Products Inc.	75,336	941,700
NBTY Inc.(1)	375,253	8,450,698
NeoPharm Inc.(1)	125,900	1,052,524
Neurocrine Biosciences Inc.(1)	247,052	15,944,736
Neurogen Corp.(1)	152,203	942,137
New River Pharmaceuticals Inc.(1)	82,147	2,728,102
NitroMed Inc.(1)(2)	134,720	1,131,648
Noven Pharmaceuticals Inc.(1)	159,960	2,880,880
NPS Pharmaceuticals Inc.(1)	309,414	2,642,396
Nuvelo Inc.(1)	342,952	6,111,405
Onyx Pharmaceuticals Inc.(1)	272,516	7,156,270
Pain Therapeutics Inc.(1)	189,427	2,059,071
Par Pharmaceutical Companies Inc.(1)	230,366	6,491,714
Penwest Pharmaceuticals Co.(1)	146,936	3,187,042
Perrigo Co.	566,481	9,239,305
Pharmion Corp.(1)	165,852	2,988,653
POZEN Inc.(1)	161,588	2,698,520
Progenics Pharmaceuticals Inc.(1)	138,632	3,672,362
Renovis Inc.(1)	152,052	3,241,749
Rigel Pharmaceuticals Inc.(1)	160,713	1,846,592
Salix Pharmaceuticals Ltd.(1)	305,037	5,036,161
Somaxon Pharmaceuticals Inc.(1)	28,537	456,877
Star Scientific Inc.(1)	245,172	767,388
Tanox Inc.(1)	165,834	3,220,496
Threshold Pharmaceuticals Inc.(1)	45,460	681,445
Tiens Biotech Group (USA) Inc.(1)	27,126	125,051
Trimeris Inc.(1)	120,500	1,627,955
United Therapeutics Inc.(1)	152,606	10,114,726
USANA Health Sciences Inc.(1)(2)	69,460	2,897,871
ViaCell Inc.(1)	52,842	291,159
XenoPort Inc.(1)	33,608	760,885
Zymogenetics Inc.(1)	205,440	4,441,613

		341,963,718
PIPELINES – 0.03%
TransMontaigne Inc.(1)	285,016	2,796,007

		2,796,007
REAL ESTATE – 0.39%
Avatar Holdings Inc.(1)	39,405	2,403,705
California Coastal Communities Inc.(1)	53,328	1,978,469
Consolidated-Tomoka Land Co.	38,118	2,368,271
HouseValues Inc.(1)(2)	43,083	355,004
Jones Lang LaSalle Inc.	229,553	17,569,987
Resource Capital Corp.	20,646	284,502
Tarragon Corp.(1)	85,346	1,698,385
Trammell Crow Co.(1)	235,393	8,394,114
United Capital Corp.(1)	19,339	481,154
ZipRealty Inc.(1)(2)	47,051	413,108

		35,946,699
REAL ESTATE INVESTMENT TRUSTS – 6.11%
Aames Investment Corp.	280,159	1,591,303
Acadia Realty Trust	187,598	4,417,933
Affordable Residential Communities Inc.	177,177	1,860,359
Agree Realty Corp.	51,658	1,658,222
Alexander’s Inc.(1)	12,991	3,754,399

Alexandria Real Estate Equities Inc.	151,632	14,455,079
American Campus Communities Inc.	111,993	2,901,739
American Home Mortgage Investment Corp.	292,877	9,140,691
Anthracite Capital Inc.	375,391	4,121,793
Anworth Mortgage Asset Corp.	319,428	2,510,704
Arbor Realty Trust Inc.	86,295	2,329,102
Ashford Hospitality Trust Inc.	305,261	3,785,236
Bedford Property Investors Inc.	99,523	2,680,154
BioMed Realty Trust Inc.	300,807	8,915,919
Boykin Lodging Co.(1)	117,907	1,331,170
Brandywine Realty Trust	584,181	18,553,589
Capital Lease Funding Inc.	164,331	1,822,431
Capital Trust Inc. Class A	81,009	2,521,000
Cedar Shopping Centers Inc.	176,387	2,793,970
CentraCore Properties Trust	74,398	1,863,670
Colonial Properties Trust	301,993	15,138,909
Columbia Equity Trust Inc.	94,133	1,654,858
Commercial Net Lease Realty Inc.	371,897	8,665,200
Corporate Office Properties Trust	208,797	9,550,375
Cousins Properties Inc.	265,112	8,862,694
Deerfield Triarc Capital Corp.	169,990	2,293,165
DiamondRock Hospitality Co.	175,549	2,424,332
Digital Realty Trust Inc.	76,547	2,156,329
EastGroup Properties Inc.	148,204	7,030,798
ECC Capital Corp.	383,143	582,377
Education Realty Trust Inc.	176,339	2,697,987
Entertainment Properties Trust	181,384	7,614,500
Equity Inns Inc.	364,257	5,900,963
Equity Lifestyle Properties Inc.	127,333	6,334,817
Equity One Inc.	249,200	6,120,352
Extra Space Storage Inc.	349,020	5,999,654
FelCor Lodging Trust Inc.	337,579	7,122,917
Fieldstone Investment Corp.	329,974	3,893,693
First Industrial Realty Trust Inc.	289,707	12,367,592
First Potomac Realty Trust	132,209	3,734,904
Getty Realty Corp.	118,228	3,440,435
Glenborough Realty Trust Inc.	203,021	4,415,707
Glimcher Realty Trust(2)	241,401	6,855,788
GMH Communities Trust	268,314	3,123,175
Government Properties Trust Inc.	139,706	1,332,795
Gramercy Capital Corp.	112,348	2,800,836
Heritage Property Investment Trust Inc.	185,676	7,350,913
Hersha Hospitality Trust	137,162	1,342,816
Highland Hospitality Corp.	391,690	4,978,380
Highwoods Properties Inc.	362,871	12,239,639
Home Properties Inc.	212,468	10,857,115
HomeBanc Corp.	381,532	3,353,666
Impac Mortgage Holdings Inc.	508,506	4,901,998
Inland Real Estate Corp.	453,580	7,397,890
Innkeepers USA Trust	288,757	4,894,431
Investors Real Estate Trust	301,536	2,876,653
JER Investors Trust Inc.	89,393	1,485,712
Kilroy Realty Corp.	193,483	14,948,497
Kite Realty Group Trust	187,468	2,990,115
LaSalle Hotel Properties	263,767	10,814,447
Lexington Corporate Properties Trust	349,278	7,282,446
LTC Properties Inc.	156,632	3,643,260
Luminent Mortgage Capital Inc.	275,695	2,235,886
Maguire Properties Inc.	246,931	9,012,982
Medical Properties Trust Inc.	86,253	931,532
Meristar Hospitality Corp.(1)	590,175	6,126,017
MFA Mortgage Investments Inc.	556,795	3,535,648
Mid-America Apartment Communities Inc.	127,474	6,979,202

MortgageIT Holdings Inc.	171,080	1,852,796
National Health Investors Inc.	158,354	4,022,192
National Health Realty Inc.	48,707	970,243
Nationwide Health Properties Inc.	452,542	9,729,653
Newcastle Investment Corp.	295,280	7,063,098
Newkirk Realty Trust Inc.	101,731	1,840,314
NorthStar Realty Finance Corp.	185,026	2,026,035
NovaStar Financial Inc.(2)	194,359	6,499,365
Omega Healthcare Investors Inc.	377,125	5,287,293
One Liberty Properties Inc.	52,582	1,042,701
Opteum Inc. Class A	151,107	1,293,476
Origen Financial Inc.	114,916	698,689
Parkway Properties Inc.	95,101	4,154,012
Pennsylvania Real Estate Investment Trust	246,035	10,825,540
Post Properties Inc.	281,325	12,518,963
PS Business Parks Inc.	111,045	6,209,636
RAIT Investment Trust	186,133	5,256,396
Ramco-Gershenson Properties Trust	97,758	2,959,135
Redwood Trust Inc.	132,463	5,738,297
Republic Property Trust	162,894	1,917,262
Saul Centers Inc.	73,680	3,235,289
Saxon Capital Inc.	337,007	3,518,353
Senior Housing Properties Trust	402,741	7,289,612
Sizeler Property Investors Inc.	124,384	1,835,908
Sovran Self Storage Inc.	115,432	6,371,846
Spirit Finance Corp.	540,082	6,589,000
Strategic Hotels & Resorts Inc.	395,221	9,200,745
Sun Communities Inc.	109,533	3,871,992
Sunstone Hotel Investors Inc.	246,521	7,141,713
Tanger Factory Outlet Centers Inc.	207,302	7,133,262
Taubman Centers Inc.	341,787	14,242,264
Town & Country Trust (The)	119,920	4,867,553
Trustreet Properties Inc.	447,431	6,796,477
Universal Health Realty Income Trust	79,272	2,895,806
Urstadt Biddle Properties Inc. Class A	142,913	2,572,434
U-Store-It Trust	281,474	5,671,701
Washington Real Estate Investment Trust	283,420	10,293,814
Winston Hotels Inc.	178,617	2,030,875

		562,766,600
RETAIL – 6.12%
AC Moore Arts & Crafts Inc.(1)	97,946	1,802,206
Aeropostale Inc.(1)	374,193	11,285,661
AFC Enterprises Inc.	134,328	1,867,159
Allion Healthcare Inc.(1)	32,906	446,205
America’s Car-Mart Inc.(1)(2)	60,545	1,301,718
Asbury Automotive Group Inc.(1)	87,408	1,723,686
Big 5 Sporting Goods Corp.	137,445	2,691,173
Big Lots Inc.(1)	765,888	10,691,796
BJ’s Restaurants Inc.(1)	97,186	2,624,022
Blair Corp.	26,142	1,082,540
Blockbuster Inc. Class A(2)	1,285,359	5,102,875
Bob Evans Farms Inc.	238,588	7,088,449
Bombay Co. Inc. (The)(1)	243,167	802,451
Bon-Ton Stores Inc. (The)	43,567	1,409,392
Brown Shoe Co. Inc.	123,243	6,467,793
Buckle Inc. (The)	51,902	2,125,387
Buffalo Wild Wings Inc.(1)	47,067	1,957,046
Build-A-Bear Workshop Inc.(1)(2)	64,598	1,979,929
Burlington Coat Factory Warehouse Corp.	112,165	5,097,899
Cabela’s Inc. Class A(1)(2)	208,159	4,271,423
Cache Inc.(1)	83,133	1,524,659
California Pizza Kitchen Inc.(1)	130,257	4,226,840

Casey’s General Store Inc.	338,359	7,738,270
Cash America International Inc.	198,083	5,946,452
Casual Male Retail Group Inc.(1)	175,489	1,709,263
Cato Corp. Class A	206,389	4,924,442
CEC Entertainment Inc.(1)	237,020	7,968,612
Charlotte Russe Holding Inc.(1)	100,803	2,157,184
Charming Shoppes Inc.(1)	807,978	12,014,633
Children’s Place Retail Stores Inc. (The)(1)	141,823	8,211,552
Chipotle Mexican Grill Inc. Class A(1)	51,859	2,872,470
Christopher & Banks Corp.	241,529	5,605,888
Citi Trends Inc.(1)	28,835	1,146,480
CKE Restaurants Inc.	398,156	6,927,914
Coldwater Creek Inc.(1)	359,731	10,000,522
Conn’s Inc.(1)	32,046	1,094,691
Cost Plus Inc.(1)(2)	148,386	2,537,401
CSK Auto Corp.(1)	304,607	4,224,899
Deb Shops Inc.	29,150	865,755
dELiA*s Inc.(1)	124,240	1,160,402
Denny’s Corp.(1)	615,604	2,930,275
Design Within Reach Inc.(1)(2)	81,490	463,678
Domino’s Pizza Inc.	214,598	6,126,773
Dress Barn Inc.(1)	144,265	6,917,507
DSW Inc. Class A(1)(2)	77,606	2,430,620
Finish Line Inc. (The)	284,048	4,672,590
First Cash Inc.(1)	172,595	3,450,174
Fred’s Inc.	268,939	3,566,131
GameStop Corp. Class A(1)	365,727	17,240,371
Genesco Inc.(1)	152,347	5,924,775
Golf Galaxy Inc.(1)	31,260	683,031
Group 1 Automotive Inc.	141,573	6,730,380
Guitar Center Inc.(1)	174,494	8,323,364
Haverty Furniture Companies Inc.	132,388	1,899,768
Hibbet Sporting Goods Inc.(1)	240,864	7,946,103
Hot Topic Inc.(1)	302,607	4,387,802
IHOP Corp.	126,832	6,080,326
Insight Enterprises Inc.(1)	326,104	7,177,549
Jack in the Box Inc.(1)	233,044	10,137,414
Jill (J.) Group Inc. (The)(1)	136,614	3,266,441
Jo-Ann Stores Inc.(1)(2)	154,965	2,085,829
Jos. A. Bank Clothiers Inc.(1)	113,779	5,455,703
Kenneth Cole Productions Inc. Class A	60,987	1,689,340
Krispy Kreme Doughnuts Inc.(1)(2)	373,982	3,358,358
Landry’s Restaurants Inc.(2)	110,638	3,908,841
Lithia Motors Inc. Class A(2)	104,483	3,625,560
Lone Star Steakhouse & Saloon Inc.	120,294	3,418,755
Longs Drug Stores Corp.	207,329	9,595,186
Luby’s Inc.(1)	174,958	2,185,225
MarineMax Inc.(1)	90,659	3,038,890
McCormick & Schmick’s Seafood Restaurants Inc.(1)	51,051	1,300,269
Morton’s Restaurant Group Inc.(1)	59,551	1,034,996
Movado Group Inc.	124,169	2,865,821
Movie Gallery Inc.(2)	168,038	507,475
New York & Co. Inc.(1)	87,719	1,310,522
99 Cents Only Stores(1)	287,193	3,894,337
Nu Skin Enterprises Inc. Class A	379,797	6,657,841
O’Charley’s Inc.(1)	149,304	2,756,152
P.F. Chang’s China Bistro Inc.(1)(2)	176,353	8,692,439
Pacific Sunwear of California Inc.(1)	509,153	11,282,830
Pantry Inc. (The)(1)	114,725	7,157,693
Papa John’s International Inc.(1)	146,498	4,806,599
Payless ShoeSource Inc.(1)	452,896	10,366,789
Pep Boys-Manny, Moe & Jack Inc.	373,126	5,637,934
PETCO Animal Supplies Inc.(1)	388,651	9,160,504

Pier 1 Imports Inc.	580,848	6,743,645
Rare Hospitality International Inc.(1)	231,392	8,059,383
Red Robin Gourmet Burgers Inc.(1)(2)	95,453	4,505,382
Regis Corp.	303,421	10,461,956
Restoration Hardware Inc.(1)	203,503	1,157,932
Retail Ventures Inc.(1)(2)	112,296	1,646,259
Ruby Tuesday Inc.(2)	391,646	12,564,004
Rush Enterprises Inc. Class A(1)	140,266	2,465,876
Ruth’s Chris Steak House(1)	87,628	2,086,423
Ryan’s Restaurant Group Inc.(1)	283,721	4,113,955
School Specialty Inc.(1)	154,128	5,317,416
Select Comfort Corp.(1)	243,397	9,626,351
Sharper Image Corp.(1)	78,568	1,006,456
Shoe Carnival Inc.(1)	50,057	1,250,424
Smart & Final Inc.(1)	89,469	1,466,397
Sonic Automotive Inc.	195,772	5,434,631
Sports Authority Inc. (The)(1)	174,603	6,442,851
Stage Stores Inc.	185,616	5,522,076
Steak n Shake Co. (The)(1)	187,636	3,959,120
Stein Mart Inc.	174,366	3,037,456
Syms Corp.	44,120	661,800
Systemax Inc.(1)	66,200	477,964
Talbots Inc. (The)	154,596	4,153,995
Texas Roadhouse Inc. Class A(1)	303,126	5,180,423
Too Inc.(1)	231,674	7,958,002
Tractor Supply Co.(1)	221,382	14,686,482
Trans World Entertainment Corp.(1)	124,615	694,106
Triarc Companies Inc. Class B	295,659	5,168,119
Tuesday Morning Corp.	174,832	4,036,871
Under Armour Inc. Class A(1)(2)	78,167	2,532,611
United Auto Group Inc.	180,258	7,751,094
West Marine Inc.(1)(2)	91,484	1,373,175
Wet Seal Inc. Class A(1)(2)	406,914	2,705,978
Wilsons The Leather Experts Inc.(1)	129,168	503,755
World Fuel Services Corp.	182,589	7,383,899
Zale Corp.(1)	322,889	9,050,579
Zumiez Inc.(1)	21,265	1,299,292

		563,312,237
SAVINGS & LOANS – 1.73%
Anchor BanCorp Wisconsin Inc.	153,458	4,651,312
BankAtlantic Bancorp Inc. Class A	295,658	4,254,519
BankUnited Financial Corp. Class A	209,122	5,654,659
Berkshire Hills Bancorp Inc.	51,809	1,810,206
Beverly Hills Bancorp Inc.	92,579	981,337
BFC Financial Corp. Class A(1)	161,962	1,060,851
Brookline Bancorp Inc.	415,884	6,442,043
Charter Financial Corp.	26,324	1,001,891
Clifton Savings Bancorp Inc.	90,446	966,868
Commercial Capital Bancorp Inc.	298,861	4,201,986
Dime Community Bancshares	179,617	2,581,096
Fidelity Bankshares Inc.	151,429	5,092,557
First Defiance Financial Corp.	47,702	1,256,471
First Financial Holdings Inc.	83,370	2,642,829
First Niagara Financial Group Inc.	735,188	10,777,856
First Place Financial Corp.	100,851	2,501,105
FirstFed Financial Corp.(1)	111,561	6,672,463
Flagstar Bancorp Inc.	233,731	3,529,338
Flushing Financial Corp.	130,694	2,281,917
Franklin Bank Corp. (Texas)(1)	137,238	2,639,087
Harbor Florida Bancshares Inc.(2)	140,373	5,315,926
Horizon Financial Corp.	68,750	1,757,250
Investors Bancorp Inc.(1)	358,723	5,000,599

ITLA Capital Corp.	38,715	1,866,837
Kearny Financial Corp.	146,901	2,016,951
KNBT Bancorp Inc.	209,112	3,418,981
MAF Bancorp Inc.	229,671	10,052,700
NASB Financial Inc.	20,803	712,711
NewAlliance Bancshares Inc.	769,902	11,109,686
Northwest Bancorp Inc.	132,717	3,286,073
OceanFirst Financial Corp.	60,508	1,482,446
Partners Trust Financial Group Inc.	337,157	4,018,911
PennFed Financial Services Inc.	62,268	1,193,678
PFF Bancorp Inc.	131,229	4,423,730
Provident Financial Holdings Inc.	33,135	1,080,201
Provident Financial Services Inc.	463,177	8,383,504
Provident New York Bancorp	260,325	3,376,415
Rockville Financial Inc.(1)	58,871	843,621
Sound Federal Bancorp Inc.	75,061	1,545,506
Sterling Financial Corp. (Washington)	233,334	6,766,686
TierOne Corp.	122,520	4,159,554
United Community Financial Corp.	182,409	2,210,797
United Financial Bancorp Inc.	53,794	647,142
Wauwatosa Holdings Inc.(1)(2)	71,311	969,830
Westfield Financial Inc.	29,399	726,155
WSFS Financial Corp.	36,742	2,308,500

		159,674,781
SEMICONDUCTORS – 4.71%
Actel Corp.(1)	170,428	2,716,622
ADE Corp.(1)	67,771	2,075,148
Advanced Analogic Technologies Inc.(1)	74,903	853,894
AMIS Holdings Inc.(1)	297,295	2,693,493
Amkor Technology Inc.(1)	677,262	5,851,544
Applied Micro Circuits Corp.(1)	2,078,216	8,458,339
Asyst Technologies Inc.(1)	322,009	3,352,114
Atmel Corp.(1)	2,834,688	13,379,727
ATMI Inc.(1)	250,466	7,564,073
Axcelis Technologies Inc.(1)	677,031	3,967,402
Brooks Automation Inc.(1)	500,513	7,127,305
Cabot Microelectronics Corp.(1)(2)	166,645	6,182,530
Cirrus Logic Inc.(1)	574,480	4,871,590
Cohu Inc.	146,305	3,104,592
Conexant Systems Inc.(1)	3,178,132	10,964,555
Credence Systems Corp.(1)	603,462	4,429,411
Cypress Semiconductor Corp.(1)	932,840	15,811,638
Diodes Inc.(1)	112,896	4,685,184
DSP Group Inc.(1)	199,919	5,799,650
EMCORE Corp.(1)(2)	249,807	2,553,028
Emulex Corp.(1)	560,551	9,579,817
Entegris Inc.(1)	799,439	8,506,031
Exar Corp.(1)	238,454	3,405,123
Fairchild Semiconductor International Inc. Class A(1)	801,723	15,288,858
FormFactor Inc.(1)	261,049	10,264,447
Genesis Microchip Inc.(1)	238,583	4,065,454
Hittite Microwave Corp.(1)	30,913	1,042,077
Ikanos Communications Inc.(1)	43,093	849,363
Integrated Device Technology Inc.(1)	1,314,946	19,540,098
Integrated Silicon Solution Inc.(1)	251,166	1,667,742
IXYS Corp.(1)	166,255	1,532,871
Kopin Corp.(1)	474,002	2,374,750
Kulicke & Soffa Industries Inc.(1)	350,498	3,343,751
Lattice Semiconductor Corp.(1)	768,219	5,116,339
Leadis Technology Inc.(1)	122,632	696,550
LTX Corp.(1)	415,532	2,243,873

Mattson Technology Inc.(1)	287,748	3,452,976
Micrel Inc.(1)	419,294	6,213,937
Microsemi Corp.(1)	437,270	12,728,930
Microtune Inc.(1)	353,088	1,843,119
MIPS Technologies Inc. Class A(1)	287,431	2,144,235
MKS Instruments Inc.(1)	220,065	5,156,123
Monolithic Power Systems Inc.(1)	118,186	2,202,987
NetLogic Microsystems Inc.(1)	70,564	2,907,942
OmniVision Technologies Inc.(1)	353,902	10,687,840
ON Semiconductor Corp.(1)	1,180,832	8,572,840
Pericom Semiconductor Corp.(1)	179,782	1,772,651
Photronics Inc.(1)	269,828	5,061,973
Pixelworks Inc.(1)	312,871	1,554,969
PLX Technology Inc.(1)	156,900	1,969,095
PMC-Sierra Inc.(1)	1,216,160	14,946,606
PortalPlayer Inc.(1)	104,630	2,325,925
Power Integrations Inc.(1)	198,709	4,924,009
Rambus Inc.(1)	670,715	26,385,928
Rudolph Technologies Inc.(1)	161,042	2,745,766
Semitool Inc.(1)	125,729	1,429,539
Semtech Corp.(1)	497,495	8,900,186
SigmaTel Inc.(1)(2)	241,617	2,111,733
Silicon Image Inc.(1)	533,572	5,501,127
Silicon Laboratories Inc.(1)	288,145	15,833,568
SiRF Technology Holdings Inc.(1)	246,943	8,744,252
Skyworks Solutions Inc.(1)	1,062,733	7,215,957
Spansion Inc. Class A(1)	281,234	4,162,263
Standard Microsystems Corp.(1)	140,749	3,656,659
Supertex Inc.(1)	67,866	2,553,119
Tessera Technologies Inc.(1)	296,223	9,502,834
TranSwitch Corp.(1)	813,077	2,114,000
TriQuint Semiconductor Inc.(1)	937,354	4,611,782
Ultratech Inc.(1)	161,766	3,960,032
Varian Semiconductor Equipment Associates Inc.(1)	372,442	10,458,171
Veeco Instruments Inc.(1)	177,977	4,155,763
Virage Logic Corp.(1)	91,325	985,397
Vitesse Semiconductor Corp.(1)(2)	1,475,888	5,283,679
Volterra Semiconductor Corp.(1)	102,564	1,957,947
Zoran Corp.(1)	309,947	6,781,640

		433,476,482
SOFTWARE – 3.28%
Acxiom Corp.	592,817	15,318,391
Advent Software Inc.(1)	145,887	4,146,109
Allscripts Healthcare Solutions Inc.(1)(2)	281,579	5,155,711
Altiris Inc.(1)	152,221	3,350,384
American Reprographics Co.(1)	89,978	3,121,337
AMICAS Inc.(1)	325,844	1,537,984
ANSYS Inc.(1)	213,377	11,554,365
Aspen Technology Inc.(1)	289,306	3,659,721
Atari Inc.(1)	363,169	232,428
Blackbaud Inc.	69,280	1,468,043
Blackboard Inc.(1)	122,759	3,487,583
Borland Software Corp.(1)	537,716	2,903,666
Bottomline Technologies Inc.(1)	106,966	1,468,643
Computer Programs & Systems Inc.	51,829	2,591,450
Concur Technologies Inc.(1)	211,748	3,923,690
CSG Systems International Inc.(1)	339,734	7,902,213
Dendrite International Inc.(1)	287,752	3,927,815
Digi International Inc.(1)	153,184	1,787,657
Eclipsys Corp.(1)	267,160	6,307,648
eFunds Corp.(1)	305,582	7,896,239

Emageon Inc.(1)	97,602	1,658,258
Epicor Software Corp.(1)	357,788	4,805,093
EPIQ Systems Inc.(1)	91,527	1,739,013
FalconStor Software Inc.(1)	164,674	1,556,169
FileNET Corp.(1)	276,209	7,463,167
Infocrossing Inc.(1)(2)	136,187	1,641,053
Informatica Corp.(1)	585,776	9,108,817
infoUSA Inc.	220,673	2,864,336
InPhonic Inc.(1)(2)	110,925	775,366
Inter-Tel Inc.	144,824	3,105,027
InterVideo Inc.(1)	68,631	745,333
JDA Software Group Inc.(1)	196,985	2,844,463
Keane Inc.(1)	306,259	4,823,579
Lawson Software Inc.(1)	419,984	3,221,277
Majesco Holdings Inc.(1)(2)	107,141	147,855
ManTech International Corp. Class A(1)	105,629	3,508,995
MapInfo Corp.(1)	140,588	1,971,044
MicroStrategy Inc. Class A(1)	93,033	9,795,445
Midway Games Inc.(1)(2)	120,867	1,114,394
MoneyGram International Inc.	578,942	17,785,098
MRO Software Inc.(1)	135,466	2,162,037
NetIQ Corp.(1)	268,051	2,988,769
Nuance Communications Inc.(1)	881,205	10,407,031
Open Solutions Inc.(1)	131,587	3,593,641
Packeteer Inc.(1)	229,258	2,659,393
Parametric Technology Corp.(1)	732,739	11,965,628
PDF Solutions Inc.(1)	125,371	2,372,019
Pegasystems Inc.(1)	88,284	720,397
Per-Se Technologies Inc.(1)(2)	207,393	5,529,097
Phase Forward Inc.(1)	149,287	1,663,057
Phoenix Technologies Ltd.(1)	166,527	1,129,053
Progress Software Corp.(1)	267,872	7,792,396
QAD Inc.	81,487	609,523
Quality Systems Inc.(2)	101,552	3,361,371
Quest Software Inc.(1)	432,465	7,222,166
Renaissance Learning Inc.	50,850	915,300
Schawk Inc.	83,966	2,183,956
SeaChange International Inc.(1)	172,712	1,341,972
SPSS Inc.(1)	126,079	3,991,661
SSA Global Technologies Inc.(1)	62,333	999,198
SYNNEX Corp.(1)	58,353	1,083,032
Taleo Corp. Class A(1)	42,608	556,034
THQ Inc.(1)(2)	418,528	10,835,690
Transaction Systems Architects Inc. Class A(1)	254,270	7,935,767
Trident Microsystems Inc.(1)	367,268	10,672,808
Ulticom Inc.(1)	86,686	931,875
Ultimate Software Group Inc.(1)	153,110	3,957,894
Unica Corp.(1)	32,185	373,024
VeriFone Holdings Inc.(1)(2)	167,755	5,081,299
Verint Systems Inc.(1)	88,695	3,137,142
Wind River Systems Inc.(1)	478,455	5,956,765
Witness Systems Inc.(1)	216,549	5,500,345

		302,044,199
STORAGE & WAREHOUSING – 0.08%
Mobile Mini Inc.(1)	234,796	7,259,892

		7,259,892
TELECOMMUNICATIONS – 4.58%
Adaptec Inc.(1)	753,888	4,169,001
ADTRAN Inc.	443,431	11,609,024
Aeroflex Inc.(1)	503,430	6,912,094
Airspan Networks Inc.(1)(2)	259,152	1,749,276

Alaska Communications Systems Group Inc.	87,637	1,063,037
Anaren Inc.(1)	117,745	2,292,495
Anixter International Inc.	215,269	10,285,553
Applied Signal Technology Inc.	76,903	1,524,986
Arris Group Inc.(1)	700,780	9,642,733
Atheros Communications Inc.(1)	231,800	6,070,842
Black Box Corp.	113,672	5,461,940
Broadwing Corp.(1)	482,955	7,118,757
Cbeyond Communications Inc.(1)	41,285	728,680
C-COR Inc.(1)(2)	323,828	2,830,257
Centennial Communications Corp.	150,280	1,101,552
CIENA Corp.(1)	3,838,286	19,997,470
Cincinnati Bell Inc.(1)	1,658,120	7,494,702
Commonwealth Telephone Enterprises Inc.	142,998	4,926,281
CommScope Inc.(1)	383,941	10,961,516
Comtech Telecommunications Corp.(1)	150,443	4,388,422
Consolidated Communications Holdings Inc.	106,894	1,739,165
CT Communications Inc.	129,375	1,758,206
Ditech Communications Corp.(1)	215,544	2,252,435
Dobson Communications Corp. Class A(1)	955,948	7,666,703
Endwave Corp.(1)(2)	48,614	714,140
Essex Corp.(1)	115,386	2,540,800
Extreme Networks Inc.(1)	823,150	4,132,213
FairPoint Communications Inc.	183,866	2,541,028
Finisar Corp.(1)	1,457,196	7,213,120
Foundry Networks Inc.(1)	825,132	14,984,397
General Communication Inc. Class A(1)	374,287	4,525,130
Glenayre Technologies Inc.(1)	454,235	2,384,734
GlobeTel Communications Corp.(1)(2)	467,786	1,164,787
Golden Telecom Inc.	145,793	4,381,080
Harmonic Inc.(1)	495,520	3,156,462
Hungarian Telephone and Cable Corp.(1)	26,128	418,571
Hypercom Corp.(1)	354,719	3,298,887
IDT Corp. Class B(1)(2)	370,906	4,105,929
InterDigital Communications Corp.(1)	360,513	8,839,779
Intrado Inc.(1)	119,639	3,108,221
Iowa Telecommunications Services Inc.	151,706	2,894,550
Ixia(1)	221,298	3,155,709
Level 3 Communications Inc.(1)(2)	5,510,783	28,545,856
MasTec Inc.(1)	231,056	3,274,064
MRV Communications Inc.(1)(2)	703,270	2,883,407
NETGEAR Inc.(1)	214,979	4,086,751
NeuStar Inc. Class A(1)	163,104	5,056,224
Newport Corp.(1)	248,825	4,692,840
North Pittsburgh Systems Inc.	101,139	2,360,584
Novatel Wireless Inc.(1)	197,374	1,766,497
NTELOS Holdings Corp.(1)	91,538	1,282,447
Oplink Communications Inc.(1)	100,061	1,735,058
Optical Communication Products Inc.(1)	99,614	306,811
Plantronics Inc.	330,853	11,722,122
Polycom Inc.(1)	585,683	12,697,607
Powerwave Technologies Inc.(1)(2)	736,688	9,937,921
Preformed Line Products Co.	16,640	564,429
Premiere Global Services Inc.(1)	486,139	3,913,419
Price Communications Corp.(1)	309,252	5,470,668
RCN Corp.(1)	154,279	3,995,826
RF Micro Devices Inc.(1)	1,264,654	10,939,257
SafeNet Inc.(1)(2)	166,257	4,402,485
SBA Communications Corp.(1)	574,685	13,453,376
Shenandoah Telecommunications Co.	46,469	2,090,640
Sonus Networks Inc.(1)	1,674,036	9,173,717
SpectraLink Corp.	130,477	1,637,486
SureWest Communications	98,408	2,373,601

Sycamore Networks Inc.(1)	1,191,106	5,598,198
Symmetricom Inc.(1)	311,711	2,665,129
Syniverse Holdings Inc.(1)	119,408	1,886,646
Talk America Holdings Inc.(1)	200,801	1,712,833
Tekelec(1)	381,401	5,274,776
Telkonet Inc.(1)(2)	237,792	1,010,616
Terayon Communication Systems Inc.(1)	516,108	944,478
3Com Corp.(1)	2,587,059	13,245,742
Time Warner Telecom Inc. Class A(1)	393,484	7,063,038
UbiquiTel Inc.(1)	512,830	5,179,583
USA Mobility Inc.(2)	181,204	5,160,690
UTStarcom Inc.(1)	711,391	4,474,649
Valor Communications Group Inc.	199,381	2,623,854
Viasat Inc.(1)	145,980	4,182,327
Westell Technologies Inc. Class A(1)	366,938	1,493,438
Wireless Facilities Inc.(1)	380,643	1,530,185
Zhone Technologies Inc.(1)	748,226	2,005,246

		421,719,185
TEXTILES – 0.11%
Angelica Corp.	62,728	1,287,179
Dixie Group Inc.(1)	72,006	1,077,210
G&K Services Inc. Class A	130,800	5,564,232
Innovo Group Inc.(1)	169,207	124,875
UniFirst Corp.	63,056	2,094,720

		10,148,216
TOYS, GAMES & HOBBIES – 0.15%
JAKKS Pacific Inc.(1)	170,506	4,559,330
LeapFrog Enterprises Inc.(1)(2)	218,349	2,318,866
RC2 Corp.(1)	121,277	4,828,037
Topps Co. (The)	240,802	2,111,834

		13,818,067
TRANSPORTATION – 1.48%
ABX Air Inc.(1)	395,276	2,691,830
Arkansas Best Corp.	171,065	6,692,063
Bristow Group Inc.(1)	157,338	4,861,744
Covenant Transport Inc. Class A(1)	56,407	823,542
Dynamex Inc.(1)	78,042	1,507,771
EGL Inc.(1)	218,516	9,833,220
Florida East Coast Industries Inc.	218,465	11,775,264
Forward Air Corp.	218,014	8,129,742
Frozen Food Express Industries Inc.(1)	101,138	1,056,892
Genesee & Wyoming Inc. Class A(1)	235,535	7,226,214
GulfMark Offshore Inc.(1)	100,326	2,789,063
Heartland Express Inc.	306,688	6,682,732
Horizon Lines Inc. Class A	96,528	1,251,003
Hub Group Inc. Class A(1)	131,506	5,994,043
Kansas City Southern Industries Inc.(1)	495,031	12,227,266
Kirby Corp.(1)	146,918	10,006,585
Knight Transportation Inc.	385,670	7,616,983
Maritrans Inc.	77,785	1,900,288
Marten Transport Ltd.(1)	101,315	1,832,788
Old Dominion Freight Line Inc.(1)	190,185	5,125,486
P.A.M. Transportation Services Inc.(1)	39,047	962,509
Pacer International Inc.	251,983	8,234,804
RailAmerica Inc.(1)	254,608	2,714,121
SCS Transportation Inc.(1)	102,338	2,979,059
SIRVA Inc.(1)	160,250	1,366,933
U.S. Xpress Enterprises Inc. Class A(1)	63,636	1,238,993
Universal Truckload Services Inc.(1)	37,299	934,340
USA Truck Inc.(1)	42,644	1,049,895
Werner Enterprises Inc.	345,126	6,339,965

		135,845,138

TRUCKING & LEASING – 0.26%
AMERCO(1)	69,216	6,850,308
GATX Corp.	296,697	12,250,619
Greenbrier Companies Inc. (The)	42,232	1,691,392
Interpool Inc.	54,807	1,107,101
TAL International Group Inc.(1)	77,608	1,871,129

		23,770,549
WATER – 0.21%
American States Water Co.	113,028	4,222,726
California Water Service Group	116,581	5,251,974
Connecticut Water Service Inc.	54,774	1,436,174
Middlesex Water Co.	77,270	1,463,494
PICO Holdings Inc.(1)	58,087	1,910,481
SJW Corp.	103,788	2,786,708
Southwest Water Co.	146,359	2,332,962

		19,404,519

TOTAL COMMON STOCKS (Cost: $9,784,111,346)		9,230,775,431

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 3.64%
CERTIFICATES OF DEPOSIT (4) – 0.09%
Toronto-Dominion Bank
3.94%, 07/10/06	$2,291,045	2,291,045
Washington Mutual Bank
4.79%, 05/10/06	2,291,045	2,291,045
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,665,672	3,665,672

		8,247,762
COMMERCIAL PAPER (4) – 0.77%
Amstel Funding Corp.
4.40%, 05/08/06	2,291,045	2,281,244
Aspen Funding Corp.
4.90%, 04/03/06	778,955	778,955
Barton Capital Corp.
4.73%, 05/10/06	1,832,836	1,823,926
Bryant Park Funding LLC
4.72%, 04/18/06	2,461,911	2,457,069
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	1,145,522	1,142,964
CC USA Inc.
4.23%, 04/21/06	1,374,627	1,371,720
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	11,455,225	11,432,950
Ebury Finance Ltd.
4.79%, 05/10/06	1,145,522	1,139,883
Edison Asset Securitization LLC
4.37%, 05/08/06	2,291,045	2,281,311
Galaxy Funding Inc.
4.23%, 04/18/06	1,315,060	1,312,742

Giro Funding Corp.
4.76%, 04/24/06	1,145,522	1,142,342
Grampian Funding LLC
4.41%, 05/15/06	2,291,045	2,279,258
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	6,444,572	6,427,030
Liberty Street Funding Corp.
4.73%, 04/18/06	1,145,522	1,143,265
Mont Blanc Capital Corp.
4.73%, 04/20/06	6,873,135	6,857,783
Nordea North America Inc.
4.16%, 04/04/06	4,811,194	4,810,638
Park Granada LLC
4.75%, 05/05/06	1,983,174	1,974,801
Sigma Finance Inc.
4.16%, 04/06/06	2,749,254	2,748,301
Solitaire Funding Ltd.
4.75%, 05/10/06	1,374,627	1,367,916
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	9,320,887	9,301,735
Thunder Bay Funding Inc.
4.76%, 04/18/06	2,260,895	2,256,411
Tulip Funding Corp.
4.80%, 04/28/06	4,582,090	4,566,816

		70,899,060
MEDIUM-TERM NOTES (4) – 0.18%
Dorada Finance Inc.
3.93%, 07/07/06	1,420,448	1,420,411
K2 USA LLC
3.94%, 07/07/06	2,749,254	2,749,218
Marshall & Ilsley Bank
5.18%, 12/15/06	4,582,090	4,593,149
Sigma Finance Inc.
5.13%, 03/30/07	1,603,731	1,603,731
Toronto-Dominion Bank
3.81%, 06/20/06	5,727,612	5,727,732
US Bank N.A.
2.85%, 11/15/06	916,418	905,976

		17,000,217
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(5)(6)	8,770,800	8,770,800

		8,770,800
REPURCHASE AGREEMENTS (4) – 0.52%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $6,875,964 (collateralized by non-U.S. Government debt securities, value $7,579,632, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$6,873,135	6,873,135
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $11,459,931 (collateralized by non-U.S. Government debt securities, value $12,032,550, 3.82% to 6.58%, 4/21/34 to 11/20/35).	11,455,225	11,455,225

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $11,459,855 (collateralized by U.S. Government obligations, value $11,662,950, 4.50% to 5.00%, 4/1/34 to 3/1/36).	11,455,225	11,455,225
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $9,168,021 (collateralized by non-U.S. Government debt securities, value $9,646,560, 0.00% to 10.00%, 1/1/08 to 1/1/10).	9,164,180	9,164,180
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $4,583,938 (collateralized by U.S. Government obligations, value $4,685,472, 4.76% to 5.80%, 9/1/15 to 2/1/36).	4,582,090	4,582,090
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $4,583,972 (collateralized by non-U.S. Government debt securities, value $4,743,765, 0.00% to 6.91%, 4/3/06 to 3/15/32).	4,582,090	4,582,090

		48,111,945
TIME DEPOSITS (4) – 0.20%
Fifth Third Bank
4.84%, 04/03/06	5,147,611	5,147,611
Societe Generale
4.85%, 04/03/06	4,582,090	4,582,090
UBS AG
4.88%, 04/03/06	9,164,180	9,164,180

		18,893,881
VARIABLE & FLOATING RATE NOTES (4) – 1.78%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(7)	10,584,628	10,586,544
American Express Bank
4.74%, 07/19/06	1,145,522	1,145,522
American Express Centurion Bank
4.78%, 06/29/06	1,832,836	1,832,836
American Express Credit Corp.
4.76%, 02/05/07	1,374,627	1,375,623
ASIF Global Financing
4.95%, 05/30/06(7)	8,705,971	8,708,165
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	2,978,358	2,978,358
Beta Finance Inc.
4.77%, 05/25/06(7)	3,207,463	3,207,416
BMW US Capital LLC
4.72%, 04/16/07(7)	4,582,090	4,582,090
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	366,567	366,567
CC USA Inc.
4.77%, 05/25/06(7)	2,520,149	2,520,112
Commodore CDO Ltd.
4.97%, 12/12/06(7)	1,145,522	1,145,522
DEPFA Bank PLC
4.92%, 03/15/07	4,582,090	4,582,090
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	4,582,090	4,582,090
Fifth Third Bancorp.
4.78%, 01/23/07(7)	9,164,180	9,164,180

General Electric Capital Corp.
4.79%, 04/09/07	2,061,940	2,063,425
Hartford Life Global Funding Trusts
4.77%, 02/15/07	4,582,090	4,582,090
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	4,582,090	4,582,090
Leafs LLC
4.78%, 01/22/07 - 02/20/07(7)	4,796,408	4,796,407
Marshall & Ilsley Bank
4.73%, 02/15/07	2,520,149	2,520,149
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	6,873,135	6,873,135
Natexis Banques Populaires
4.73%, 04/13/07(7)	3,436,567	3,436,567
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(7)	12,371,643	12,372,098
Northern Rock PLC
4.68%, 02/02/07(7)	5,498,508	5,498,663
Permanent Financing PLC
4.66%, 06/12/06(7)	3,986,418	3,986,419
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	4,582,090	4,582,090
Principal Life Income Funding Trusts
4.70%, 05/10/06	3,436,567	3,436,580
Sedna Finance Inc.
4.75%, 09/20/06(7)	1,374,627	1,374,627
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	4,582,090	4,582,090
Strips III LLC
4.86%, 07/24/06(7)	1,155,330	1,155,330
SunTrust Bank
4.62%, 04/28/06	6,873,135	6,873,135
Toyota Motor Credit Corp.
4.81%, 04/10/06	2,061,940	2,061,940
UniCredito Italiano SpA
4.84%, 06/14/06	5,956,717	5,956,300
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	4,582,090	4,582,090
US Bank N.A.
4.75%, 09/29/06	2,061,940	2,061,675
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	8,373,561	8,373,562
Wells Fargo & Co.
4.74%, 03/15/07(7)	2,291,045	2,291,204
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(7)	2,291,045	2,290,955
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(7)	2,749,254	2,749,285
Wind Master Trust
4.82%, 08/25/06(7)	474,384	474,384
Winston Funding Ltd.
4.68%, 04/23/06(7)	3,271,612	3,271,612

		163,605,017

TOTAL SHORT-TERM INVESTMENTS (Cost: $335,528,682)		335,528,682

TOTAL INVESTMENTS IN SECURITIES – 103.88% (Cost: $10,119,640,028)		9,566,304,113

Security	Shares	Value
SHORT POSITIONS (8) – (0.06)%
COMMON STOCKS – (0.06)%
Whirlpool Corp.	(62,446)	(5,711,936)

		(5,711,936)

TOTAL SHORT POSITIONS (Proceeds: $5,711,809)		(5,711,936)
Other Assets, Less Liabilities – (3.82)%		(351,870,264)

NET ASSETS – 100.00%		$9,208,721,913

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.49%
ADVERTISING – 0.49%
ADVO Inc.	121,074	$3,874,367
Catalina Marketing Corp.	119,835	2,768,188
Greenfield Online Inc.(1)	63,986	383,276
Marchex Inc. Class B(1)(2)	77,271	1,661,326
ValueVision Media Inc. Class A(1)	79,449	1,015,358
Ventiv Health Inc.(1)	110,823	3,681,540

		13,384,055
AEROSPACE & DEFENSE – 1.32%
AAR Corp.(1)	88,585	2,522,901
Argon ST Inc.(1)	37,775	1,266,596
BE Aerospace Inc.(1)	286,583	7,198,965
Curtiss-Wright Corp.	6,362	421,164
DRS Technologies Inc.	92,397	5,069,823
EDO Corp.	61,862	1,908,443
GenCorp Inc.(1)	210,996	4,335,968
HEICO Corp.	66,979	2,122,565
Herley Industries Inc.(1)	3,017	62,995
Innovative Solutions & Support Inc.(1)	53,298	692,874
K&F Industries Holdings Inc.(1)	46,756	776,150
Moog Inc. Class A(1)	17,087	606,418
MTC Technologies Inc.(1)	39,447	1,104,122
Orbital Sciences Corp.(1)	60,956	964,324
Teledyne Technologies Inc.(1)	121,488	4,324,973
United Industrial Corp.(2)	38,379	2,338,432

		35,716,713
AGRICULTURE – 0.20%
Alico Inc.	14,813	673,103
Delta & Pine Land Co.	90,045	2,715,757
Maui Land & Pineapple Co. Inc.(1)	13,334	503,358
Tejon Ranch Co.(1)	33,993	1,661,238

		5,553,456
AIRLINES – 0.77%
AirTran Holdings Inc.(1)	336,931	6,101,820
Continental Airlines Inc. Class B(1)(2)	330,582	8,892,656
ExpressJet Holdings Inc.(1)	173,078	1,287,700
Frontier Airlines Inc.(1)	22,877	176,153
Mesa Air Group Inc.(1)	67,995	777,863
Pinnacle Airlines Corp.(1)	74,063	493,260
Republic Airways Holdings Inc.(1)	14,051	208,095
SkyWest Inc.	68,406	2,002,244
World Air Holdings Inc.(1)	92,375	907,122

		20,846,913
APPAREL – 1.03%
Carter’s Inc.(1)	72,078	4,864,544
Cherokee Inc.	27,517	1,108,110
Crocs Inc.(1)	16,685	419,628
Deckers Outdoor Corp.(1)	32,932	1,335,063

DHB Industries Inc.(1)	107,030	511,603
Guess? Inc.(1)	63,475	2,482,507
Gymboree Corp.(1)	45,772	1,191,903
K-Swiss Inc. Class A	80,920	2,438,929
Maidenform Brands Inc.(1)	27,544	303,259
Oxford Industries Inc.	36,067	1,844,106
Phillips-Van Heusen Corp.	110,607	4,226,293
Skechers U.S.A. Inc. Class A(1)	17,082	425,854
Volcom Inc.(1)	10,410	369,867
Warnaco Group Inc.(The)(1)	101,954	2,446,896
Wolverine World Wide Inc.	173,223	3,833,425

		27,801,987
AUTO MANUFACTURERS – 0.17%
A.S.V. Inc.(1)(2)	69,531	2,240,289
Wabash National Corp.	122,515	2,419,671

		4,659,960
AUTO PARTS & EQUIPMENT – 0.11%
Accuride Corp.(1)	20,234	232,691
Commercial Vehicle Group Inc.(1)	18,214	349,891
Keystone Automotive Industries Inc.(1)	40,582	1,712,966
Noble International Ltd.	31,022	525,202
Titan International Inc.	5,515	95,189
Visteon Corp.(1)	33,407	153,672

		3,069,611
BANKS – 3.73%
Ames National Corp.(2)	33,056	802,600
Arrow Financial Corp.	33,366	914,228
Bank of the Ozarks Inc.(2)	44,472	1,623,228
BankFinancial Corp.(1)	28,109	447,495
Boston Private Financial Holdings Inc.	9,779	330,432
Camden National Corp.	6,086	233,702
Capital Corp of the West	6,186	227,150
Capital Crossing Bank(1)	5,939	189,217
Cardinal Financial Corp.	27,874	377,135
Cascade Bancorp	65,891	1,947,079
Cathay General Bancorp	116,674	4,391,609
Centennial Bank Holdings Inc.(1)	70,347	823,060
Center Financial Corp.	43,791	1,061,056
City Holding Co.	12,298	452,443
Coastal Financial Corp.	62,369	858,197
CoBiz Inc.	57,517	1,184,850
Colony Bankcorp Inc.	21,390	471,436
Commercial Bankshares Inc.(2)	18,260	644,213
Community Bancorp(1)	19,800	613,206
Community Banks Inc.	42,218	1,201,524
Corus Bankshares Inc.(2)	57,324	3,407,339
CVB Financial Corp.	180,811	3,091,868
Enterprise Financial Services Corp.	30,081	823,919
EuroBancshares Inc.(1)	29,303	345,482
First BanCorp (Puerto Rico)	22,136	273,601
First Busey Corp. Class A	54,812	1,156,533
First Financial Bankshares Inc.(2)	4,870	186,521
First Midwest Bancorp Inc.	82,337	3,011,064
First Regional Bancorp(1)	9,415	839,159
First Republic Bank	9,636	364,434
First South Bancorp Inc.(2)	18,911	716,160
First State Bancorp	11,220	298,003
Frontier Financial Corp.	26,372	871,331
Glacier Bancorp Inc.	45,920	1,425,816
Great Southern Bancorp Inc.	19,125	552,330
Hanmi Financial Corp.	48,759	880,588
Harleysville National Corp.	55,814	1,269,210

Heritage Commerce Corp.	28,746	718,650
Independent Bank Corp. (Michigan)	15,405	438,272
Macatawa Bank Corp.	39,849	1,510,676
Main Street Banks Inc.	5,130	132,764
MB Financial Inc.	35,685	1,263,249
MBT Financial Corp.	17,739	298,015
Mercantile Bank Corp.(2)	24,387	953,532
Midwest Banc Holdings Inc.	13,199	342,382
Nara Bancorp Inc.	79,706	1,398,840
Northern Empire Bancshares(1)	9,414	237,703
Old Second Bancorp Inc.	52,699	1,730,108
Pacific Capital Bancorp	89,721	3,036,159
Park National Corp.	8,654	921,651
Peapack-Gladstone Financial Corp.	24,401	624,910
Pennsylvania Commerce Bancorp Inc.(1)	17,159	517,344
Pinnacle Financial Partners Inc.(1)	46,245	1,268,963
Placer Sierra Bancshares	9,953	284,158
Preferred Bank	16,121	813,949
PremierWest Bancorp	29,100	538,350
PrivateBancorp Inc.(2)	65,151	2,703,115
Republic Bancorp Inc.	18,393	221,452
S&T Bancorp Inc.	22,299	815,697
Sandy Spring Bancorp Inc.	7,082	269,045
Seacoast Banking Corp. of Florida	20,139	586,246
Security Bank Corp.	5,078	128,321
Sierra Bancorp	14,979	385,859
Signature Bank(1)	8,643	281,675
Southside Bancshares Inc.	23,248	470,307
State Bancorp Inc.	1,907	29,158
State National Bancshares Inc.	5,599	152,573
Sterling Bancorp	12,406	255,564
Suffolk Bancorp(2)	42,047	1,459,031
Summit Bancshares Inc.	18,725	360,831
SVB Financial Group(1)(2)	137,859	7,313,420
SY Bancorp Inc.	20,345	537,515
Texas Capital Bancshares Inc.(1)	87,229	2,093,496
Texas Regional Bancshares Inc. Class A	28,531	841,382
TriCo Bancshares	4,764	134,916
TrustCo Bank Corp. NY(2)	291,124	3,542,979
UCBH Holdings Inc.	355,296	6,722,200
United Community Banks Inc.	18,918	532,542
United Security Bancshares Inc.	20,772	556,482
Univest Corp. of Pennsylvania	44,653	1,136,865
USB Holding Co. Inc.	2,449	56,180
Vineyard National Bancorp(2)	30,609	896,844
Virginia Commerce Bancorp Inc.(1)	36,167	1,300,204
Washington Trust Bancorp Inc.	4,711	132,238
West Bancorporation	66,237	1,313,480
Westamerica Bancorp	74,537	3,869,961
Western Alliance Bancorp(1)	4,415	164,017
Western Sierra Bancorp	5,930	268,866
Wilshire Bancorp Inc.	60,518	1,125,030
Wintrust Financial Corp.	78,513	4,567,101
Yardville National Bancorp	17,951	660,597

		101,222,082
BEVERAGES – 0.40%
Boston Beer Co. Inc. Class A(1)	28,259	735,017
Coca-Cola Bottling Co. Consolidated	10,924	502,504
Green Mountain Coffee Roasters Inc.(1)	17,204	683,343
Hansen Natural Corp.(1)(2)	57,957	7,305,480
National Beverage Corp.	9,794	113,317
Peet’s Coffee & Tea Inc.(1)(2)	53,373	1,601,190

		10,940,851

BIOTECHNOLOGY – 3.11%
Aastrom Biosciences Inc.(1)	396,931	805,770
Alexion Pharmaceuticals Inc.(1)	120,236	4,258,759
ARIAD Pharmaceuticals Inc.(1)	238,626	1,570,159
Barrier Therapeutics Inc.(1)	57,570	557,278
Cell Genesys Inc.(1)(2)	151,909	1,212,234
Coley Pharmaceutical Group Inc.(1)(2)	21,096	319,604
Cotherix Inc.(1)	56,660	517,872
CuraGen Corp.(1)(2)	184,405	923,869
Curis Inc.(1)	187,063	445,210
deCODE genetics Inc.(1)(2)	212,861	1,845,505
Digene Corp.(1)	63,878	2,497,630
Diversa Corp.(1)	66,354	604,485
Encysive Pharmaceuticals Inc.(1)	227,310	1,111,546
Enzo Biochem Inc.(1)	107,494	1,451,169
Enzon Pharmaceuticals Inc.(1)	100,662	815,362
Exelixis Inc.(1)	325,511	3,909,387
Genitope Corp.(1)	115,296	1,003,075
Genomic Health Inc.(1)	16,144	167,413
Geron Corp.(1)(2)	249,535	2,073,636
GTx Inc.(1)	35,786	390,783
Human Genome Sciences Inc.(1)	506,779	5,508,688
ICOS Corp.(1)	247,712	5,462,050
Illumina Inc.(1)	140,799	3,343,976
Immunogen Inc.(1)	158,953	689,856
Incyte Corp.(1)	324,838	1,955,525
Integra LifeSciences Holdings Corp.(1)(2)	76,040	3,116,119
InterMune Inc.(1)(2)	97,868	1,814,473
Keryx Biopharmaceuticals Inc.(1)	107,728	2,058,682
Lexicon Genetics Inc.(1)	252,018	1,396,180
LifeCell Corp.(1)	123,883	2,793,562
Marshall Edwards Inc.(1)(2)	29,811	166,345
Martek Biosciences Corp.(1)(2)	121,637	3,993,343
Momenta Pharmaceuticals Inc.(1)(2)	37,322	733,751
Monogram Biosciences Inc.(1)	497,853	916,050
Myogen Inc.(1)	81,223	2,942,709
Myriad Genetics Inc.(1)	152,892	3,988,952
Nektar Therapeutics(1)	329,955	6,724,483
Northfield Laboratories Inc.(1)(2)	91,322	913,220
Orchid Cellmark Inc.(1)	95,488	548,101
Seattle Genetics Inc.(1)	52,963	273,289
Serologicals Corp.(1)(2)	76,286	1,865,956
StemCells Inc.(1)(2)	245,153	877,648
Stratagene Corp.	29,366	323,026
SuperGen Inc.(1)	200,825	1,140,686
Telik Inc.(1)	201,198	3,895,193
Tercica Inc.(1)	48,765	326,725

		84,249,334
BUILDING MATERIALS – 1.37%
AAON Inc.(1)	34,197	817,650
Apogee Enterprises Inc.	26,110	440,737
Builders FirstSource Inc.(1)	18,398	417,819
Drew Industries Inc.(1)	59,856	2,127,881
Eagle Materials Inc.(2)	196,287	12,515,259
ElkCorp	79,217	2,673,574
Genlyte Group Inc. (The)(1)	19,841	1,351,966
Interline Brands Inc.(1)	48,921	1,234,277
Lennox International Inc.	157,957	4,716,596
NCI Building Systems Inc.(1)(2)	54,493	3,257,047
Simpson Manufacturing Co. Inc.	140,836	6,098,199
Trex Co. Inc.(1)(2)	45,156	1,431,445

		37,082,450

CHEMICALS – 1.00%
American Vanguard Corp.	44,227	1,351,135
Balchem Corp.	45,897	1,058,844
CF Industries Holdings Inc.	73,968	1,256,716
Georgia Gulf Corp.	67,833	1,762,980
Grace (W.R.) & Co.(1)(2)	119,734	1,592,462
Hercules Inc.(1)	263,014	3,629,593
Kronos Worldwide Inc.	13,614	413,321
MacDermid Inc.	118,858	3,821,285
NL Industries Inc.	17,973	191,053
Olin Corp.	130,076	2,792,732
Pioneer Companies Inc.(1)	20,177	615,398
Rockwood Holdings Inc.(1)	36,527	840,852
Symyx Technologies Inc.(1)	127,888	3,547,613
Tronox Inc. Class B(1)	72,485	1,231,520
UAP Holding Corp.	88,419	1,901,008
Zoltek Companies Inc.(1)(2)	47,819	1,093,142

		27,099,654
COAL – 0.21%
Alpha Natural Resources Inc.(1)	113,783	2,632,939
Foundation Coal Holdings Inc.	51,898	2,135,084
James River Coal Co.(1)	30,315	1,029,801

		5,797,824
COMMERCIAL SERVICES – 5.81%
Aaron Rents Inc.	150,965	4,101,719
Administaff Inc.	81,069	4,406,911
Advance America Cash Advance Centers Inc.	264,211	3,799,354
Advisory Board Co. (The)(1)	74,360	4,147,057
AMN Healthcare Services Inc.(1)	49,370	924,206
Arbitron Inc.	88,619	2,997,095
Bankrate Inc.(1)	37,053	1,614,029
Bowne & Co. Inc.	52,185	869,924
Bright Horizons Family Solutions Inc.(1)	104,859	4,061,189
CDI Corp.	26,461	761,283
Cenveo Inc.(1)	207,582	3,441,710
Chemed Corp.	98,166	5,825,170
Clark Inc.	9,847	116,293
Coinmach Service Corp. Class A	51,727	486,234
Coinstar Inc.(1)	10,762	278,843
Consolidated Graphics Inc.(1)	38,202	1,991,088
Corinthian Colleges Inc.(1)	337,086	4,854,038
Corrections Corp. of America(1)	103,538	4,679,918
CorVel Corp.(1)	12,317	271,220
CoStar Group Inc.(1)	63,835	3,312,398
CRA International Inc.(1)	43,802	2,157,687
Cross Country Healthcare Inc.(1)	29,369	568,584
DeVry Inc.(1)	225,873	5,143,128
DiamondCluster International Inc. Class A(1)	108,685	1,162,929
Educate Inc.(1)	71,398	608,311
Escala Group Inc.(1)(2)	23,250	608,917
Euronet Worldwide Inc.(1)(2)	120,408	4,555,035
Exponent Inc.(1)	3,007	95,172
First Advantage Corp. Class A(1)	21,449	518,637
Forrester Research Inc.(1)	10,576	236,056
FTI Consulting Inc.(1)	22,070	629,657
Gartner Inc.(1)	182,970	2,552,431
Geo Group Inc. (The)(1)	3,017	100,587
Gevity HR Inc.	108,303	2,649,091
Global Cash Access Inc.(1)	21,389	374,735
H&E Equipment Services Inc.(1)	15,283	445,041
Healthcare Services Group Inc.(2)	97,377	2,079,973
HealthSpring Inc.(1)	58,049	1,080,292
Heartland Payment Systems Inc.(1)	9,017	223,351
Heidrick & Struggles International Inc.(1)	54,181	1,965,687

Hudson Highland Group Inc.(1)	82,428	1,561,186
Huron Consulting Group Inc.(1)	25,913	784,905
iPayment Holdings Inc.(1)	50,358	2,157,840
Jackson Hewitt Tax Service Inc.	138,018	4,358,608
Kenexa Corp.(1)	12,568	386,466
Kforce Inc.(1)	90,877	1,158,682
Korn/Ferry International(1)	141,439	2,883,941
Labor Ready Inc.(1)	208,416	4,991,563
Landauer Inc.	22,208	1,115,286
Learning Tree International Inc.(1)	35,197	426,588
LECG Corp.(1)	57,276	1,103,709
Lincoln Educational Services Corp.(1)	16,192	274,454
McGrath RentCorp	81,037	2,435,972
Midas Inc.(1)	62,725	1,371,796
Monro Muffler Brake Inc.	24,728	918,398
Morningstar Inc.(1)	33,612	1,504,809
MPS Group Inc.(1)	156,041	2,387,427
Navigant Consulting Inc.(1)	189,778	4,051,760
Odyssey Marine Exploration Inc.(1)	152,657	560,251
PAREXEL International Corp.(1)	22,609	597,782
PRA International(1)	41,039	1,017,357
Pre-Paid Legal Services Inc.(2)	38,202	1,355,407
PRG-Schultz International Inc.(1)(2)	131,238	80,029
Providence Service Corp. (The)(1)	37,005	1,203,403
QC Holdings Inc.(1)	29,110	367,659
Rent-Way Inc.(1)	53,978	389,181
Resources Connection Inc.(1)	186,313	4,641,057
Rollins Inc.	113,358	2,294,366
Senomyx Inc.(1)	95,232	1,567,519
SFBC International Inc.(1)(2)	72,178	1,759,700
Sotheby’s Holdings Inc. Class A(1)	141,266	4,102,365
Source Interlink Companies Inc.(1)	21,871	249,329
Spherion Corp.(1)	142,886	1,486,014
Strayer Education Inc.	56,821	5,810,515
TeleTech Holdings Inc.(1)(2)	103,648	1,151,529
TNS Inc.(1)	41,661	882,380
Traffic.com Inc.(1)	19,838	165,647
Universal Technical Institute Inc.(1)	84,016	2,528,882
Valassis Communications Inc.(1)	139,733	4,103,958
Watson Wyatt Worldwide Inc.	90,553	2,950,217
Wright Express Corp.(1)	126,893	3,559,349

		157,392,266
COMPUTERS – 2.93%
Agilysys Inc.	6,380	96,083
Ansoft Corp.(1)	25,408	1,059,260
Anteon International Corp.(1)	107,400	5,859,744
Catapult Communications Corp.(1)	23,954	318,588
CIBER Inc.(1)	88,191	562,659
COMSYS IT Partners Inc.(1)	58,843	640,800
Covansys Corp.(1)	17,946	308,492
FactSet Research Systems Inc.	133,198	5,907,331
Gateway Inc.(1)	1,016,551	2,226,247

Henry (Jack) & Associates Inc.	281,679	6,441,999
Hutchinson Technology Inc.(1)	19,757	596,069
iGATE Corp.(1)	5,507	32,491
IHS Inc. Class A(1)	39,709	1,086,041
Intergraph Corp.(1)	32,932	1,371,947
InterVoice-Brite Inc.(1)	150,007	1,291,560
Kanbay International Inc.(1)	109,889	1,676,906
Komag Inc.(1)	51,499	2,451,352
Kronos Inc.(1)	124,288	4,647,128
Lexar Media Inc.(1)	313,901	2,693,271
Manhattan Associates Inc.(1)	99,892	2,197,624
Maxtor Corp.(1)	933,148	8,920,895
Mentor Graphics Corp.(1)	117,091	1,293,856
Mercury Computer Systems Inc.(1)	82,833	1,341,895
MICROS Systems Inc.(1)	147,685	6,803,848
Mobility Electronics Inc.(1)	104,459	870,143
MTS Systems Corp.	55,427	2,318,511
Ness Technologies Inc.(1)	24,107	303,507
NetScout Systems Inc.(1)	57,536	523,578
Palm Inc.(1)	29,784	689,797
PAR Technology Corp.(1)	23,576	418,238
Perot Systems Corp. Class A(1)	44,640	694,598
Rackable Systems Inc.(1)	19,113	1,010,122
Radiant Systems Inc.(1)	93,240	1,260,605
RadiSys Corp.(1)	31,593	627,121
Rimage Corp.(1)	36,769	830,244
SI International Inc.(1)	27,499	966,590
Silicon Storage Technology Inc.(1)	93,020	407,428
Stratasys Inc.(1)	40,971	1,207,825
Sykes Enterprises Inc.(1)	34,301	486,388
Synaptics Inc.(1)	86,572	1,903,718
Syntel Inc.	30,250	572,330
TALX Corp.	92,011	2,620,473
3D Systems Corp.(1)	47,662	1,018,537
Tyler Technologies Inc.(1)	81,769	899,459

		79,455,298
COSMETICS & PERSONAL CARE – 0.16%
Chattem Inc.(1)	56,987	2,145,561
Elizabeth Arden Inc.(1)	41,461	966,871
Inter Parfums Inc.	16,790	334,625
Parlux Fragrances Inc.(1)(2)	24,255	782,224

		4,229,281
DISTRIBUTION & WHOLESALE – 1.57%
Aviall Inc.(1)(2)	129,773	4,941,756
Beacon Roofing Supply Inc.(1)(2)	70,921	2,882,229
Bell Microproducts Inc.(1)	62,744	386,503
BlueLinx Holdings Inc.	30,327	485,232
Brightpoint Inc.(1)	53,245	1,653,790
Building Materials Holdings Corp.	28,940	1,031,422
Central European Distribution Corp.(1)	76,231	2,931,082
Directed Electronics Inc.(1)	28,854	483,304
Huttig Building Products Inc.(1)	17,306	161,119
LKQ Corp.(1)	137,000	2,850,970
MWI Veterinary Supply Inc.(1)	10,344	340,318
Navarre Corp.(1)(2)	99,759	427,966
NuCo2 Inc.(1)	41,921	1,330,573
Owens & Minor Inc.	91,863	3,010,351
ScanSource Inc.(1)(2)	49,742	3,004,914
United Stationers Inc.(1)	42,058	2,233,280
Watsco Inc.	83,273	5,916,547
WESCO International Inc.(1)	124,689	8,480,099

		42,551,455

DIVERSIFIED FINANCIAL SERVICES – 1.81%
Accredited Home Lenders Holding Co.(1)(2)	45,726	2,340,257
Advanta Corp. Class B	4,657	171,704
Asset Acceptance Capital Corp.(1)	34,683	675,278
Asta Funding Inc.	40,479	1,346,332
BKF Capital Group Inc.(2)	28,378	368,914
Calamos Asset Management Inc. Class A	90,242	3,375,051
Cohen & Steers Inc.	28,138	689,381
CompuCredit Corp.(1)	35,649	1,312,240
Delta Financial Corp.	2,056	19,635
Doral Financial Corp.	42,957	496,153
Encore Capital Group Inc.(1)(2)	48,171	710,522
GAMCO Investors Inc. Class A	12,976	518,391
GFI Group Inc.(1)	22,916	1,189,570
Greenhill & Co. Inc.	44,674	2,953,398
IntercontinentalExchange Inc.(1)	27,890	1,925,804
International Securities Exchange Inc.	44,131	1,838,056
MarketAxess Holdings Inc.(1)	35,830	431,035
Marlin Business Services Corp.(1)	23,532	520,057
Nasdaq Stock Market Inc. (The)(1)	133,535	5,346,741
National Financial Partners Corp.	145,119	8,202,126
optionsXpress Holdings Inc.	80,522	2,341,580
Portfolio Recovery Associates Inc.(1)	61,177	2,864,919
Sanders Morris Harris Group Inc.	9,124	146,349
Thomas Weisel Partners Group Inc.(1)	8,049	176,273
TradeStation Group Inc.(1)	81,074	1,120,443
United PanAm Financial Corp.(1)	19,499	602,519
Waddell & Reed Financial Inc. Class A	226,166	5,224,435
World Acceptance Corp.(1)	75,010	2,055,274

		48,962,437
ELECTRIC – 0.06%
MGE Energy Inc.	21,007	697,012
Ormat Technologies Inc.	28,088	1,070,153

		1,767,165
ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Advanced Energy Industries Inc.(1)	109,804	1,551,531
American Superconductor Corp.(1)(2)	124,710	1,415,458
Artesyn Technologies Inc.(1)	125,465	1,373,842
China Energy Savings Technology Inc.(1)(2)(3)	5,237	35,873
Color Kinetics Inc.(1)	50,883	1,077,702
Energy Conversion Devices Inc.(1)	102,518	5,041,835
General Cable Corp.(1)	59,253	1,797,143
GrafTech International Ltd.(1)	170,310	1,038,891
Greatbatch Inc.(1)	70,206	1,538,213
Intermagnetics General Corp.(1)	165,092	4,135,555
Littelfuse Inc.(1)	38,706	1,321,036
Medis Technologies Ltd.(1)(2)	58,221	1,358,296
Power-One Inc.(1)	32,967	237,362
Ultralife Batteries Inc.(1)(2)	56,284	723,249
Universal Display Corp.(1)	95,812	1,377,777
Valence Technology Inc.(1)(2)	80,944	201,551
Vicor Corp.	75,795	1,495,435

		25,720,749
ELECTRONICS – 2.52%
American Science & Engineering Inc.(1)	31,593	2,950,786
Badger Meter Inc.	13,538	771,395
Benchmark Electronics Inc.(1)	88,008	3,375,107
Brady Corp. Class A	81,730	3,061,606
Cogent Inc.(1)	93,494	1,714,680
CTS Corp.	67,980	909,572

Cymer Inc.(1)	117,361	5,332,884
Daktronics Inc.	58,688	2,142,112
Dionex Corp.(1)	78,665	4,836,324
Excel Technology Inc.(1)	34,042	1,003,218
Fargo Electronics(1)	49,621	839,091
FARO Technologies Inc.(1)(2)	44,089	628,268
FEI Co.(1)	80,461	1,597,151
Identix Inc.(1)	349,208	2,779,696
II-VI Inc.(1)	90,149	1,630,795
International DisplayWorks Inc.(1)	174,843	1,145,222
Ionatron Inc.(1)(2)	94,043	1,270,521
Itron Inc.(1)	96,173	5,755,954
Keithley Instruments Inc.	43,795	672,691
KEMET Corp.(1)	56,468	534,752
LaBarge Inc.(1)	38,994	582,960
Lo-Jack Corp.(1)	69,985	1,678,240
Measurements Specialties Inc.(1)	46,344	1,211,896
Methode Electronics Inc.	85,519	931,302
Metrologic Instruments Inc.(1)	45,913	1,061,968
Molecular Devices Corp.(1)	45,079	1,494,820
Multi-Fineline Electronix Inc.(1)	27,187	1,590,168
OSI Systems Inc.(1)	19,938	421,290
Paxar Corp.(1)	10,641	208,244
Photon Dynamics Inc.(1)	58,281	1,092,769
Plexus Corp.(1)	98,812	3,712,367
Rogers Corp.(1)	64,537	3,515,976
Sonic Solutions Inc.(1)	94,865	1,718,005
Spatialight Inc.(1)(2)	120,748	427,448
Sypris Solutions Inc.	6,395	60,305
Taser International Inc.(1)(2)	240,714	2,549,161
TTM Technologies Inc.(1)	82,182	1,190,817
Viisage Technology Inc.(1)(2)	35,024	613,270
Watts Water Technologies Inc. Class A	11,407	414,530
X-Rite Inc.	76,148	1,011,245

		68,438,606
ENERGY - ALTERNATE SOURCES – 0.89%
Covanta Holding Corp.(1)	418,017	6,968,343
Evergreen Solar Inc.(1)(2)	163,114	2,511,956
Headwaters Inc.(1)(2)	160,566	6,388,921
KFx Inc.(1)	268,979	4,895,418
Pacific Ethanol Inc.(1)(2)	8,110	175,095
Plug Power Inc.(1)	196,657	983,285
SunPower Corp. Class A(1)(2)	21,796	831,735
Syntroleum Corp.(1)(2)	152,880	1,264,318

		24,019,071
ENGINEERING & CONSTRUCTION – 0.07%
Infrasource Services Inc.(1)	24,536	422,265
Insituform Technologies Inc. Class A(1)	5,501	146,327
Layne Christensen Co.(1)	5,699	191,030
Perini Corp.(1)	39,934	1,212,796

		1,972,418
ENTERTAINMENT – 0.72%
Bally Technologies Inc.(1)	200,828	3,412,068
Bluegreen Corp.(1)	17,994	237,881
Churchill Downs Inc.	2,380	91,202
Dover Downs Gaming & Entertainment Inc.	37,155	808,864
Great Wolf Resorts Inc.(1)	65,123	754,776
Isle of Capri Casinos Inc.(1)	55,209	1,837,356
Macrovision Corp.(1)	197,651	4,377,970
Mikohn Gaming Corp.(1)	149,632	1,431,978
Pinnacle Entertainment Inc.(1)	20,800	585,936
Shuffle Master Inc.(1)(2)	139,350	4,980,369

Speedway Motorsports Inc.	12,262	468,531
Sunterra Corp.(1)	36,085	515,294

		19,502,225
ENVIRONMENTAL CONTROL – 0.98%
Aleris International Inc.(1)	119,421	5,740,567
American Ecology Corp.	46,894	955,700
Casella Waste Systems Inc. Class A(1)	4,387	62,339
Clean Harbors Inc.(1)	75,168	2,230,235
Darling International Inc.(1)	248,933	1,165,006
Duratek Inc.(1)	54,666	1,197,185
Mine Safety Appliances Co.(2)	111,850	4,697,700
Tetra Tech Inc.(1)	170,271	3,250,473
Waste Connections Inc.(1)	181,852	7,239,528

		26,538,733
FOOD – 0.59%
Arden Group Inc. Class A	5,188	482,121
Diamond Foods Inc.	6,640	114,009
Flowers Foods Inc.	34,643	1,028,897
Gold Kist Inc.(1)	46,226	584,297
Great Atlantic & Pacific Tea Co.(1)	36,053	1,259,331
J&J Snack Foods Corp.	5,837	196,065
Lance Inc.	21,670	487,575
Pathmark Stores Inc.(1)	96,471	1,009,087
Premium Standard Farms Inc.	9,744	171,007
Sanderson Farms Inc.	5,379	120,490
Seaboard Corp.(2)	556	886,264
Spartan Stores Inc.	51,958	662,464
Tootsie Roll Industries Inc.	37,102	1,085,985
United Natural Foods Inc.(1)(2)	158,546	5,544,354
Wild Oats Markets Inc.(1)(2)	111,879	2,274,500

		15,906,446
FOREST PRODUCTS & PAPER – 0.10%
Deltic Timber Corp.	38,709	2,345,765
Neenah Paper Inc.	4,094	134,078
Xerium Technologies Inc.	20,804	195,350

		2,675,193
GAS – 0.01%
EnergySouth Inc.	2,977	94,698
New Jersey Resources Corp.	5,569	251,997

		346,695
HAND & MACHINE TOOLS – 0.41%
Baldor Electric Co.	95,118	3,221,647
Franklin Electric Co. Inc.	86,128	4,706,895
Lincoln Electric Holdings Inc.	13,781	744,036
Regal-Beloit Corp.	55,404	2,341,927

		11,014,505
HEALTH CARE - PRODUCTS – 5.68%
Abaxis Inc.(1)	78,174	1,772,986
ABIOMED Inc.(1)	74,051	955,258
Adeza Biomedical Corp.(1)	16,526	349,194
Align Technology Inc.(1)	240,098	2,201,699
American Medical Systems Holdings Inc.(1)	268,048	6,031,080
AngioDynamics Inc.(1)	8,945	268,887
Arrow International Inc.	83,233	2,719,222
ArthroCare Corp.(1)(2)	93,954	4,492,880
Aspect Medical Systems Inc.(1)	63,412	1,740,025
Biosite Inc.(1)	66,241	3,439,895
Bruker BioSciences Corp.(1)	118,178	638,161
Candela Corp.(1)	88,275	1,906,740

Cantel Medical Corp.(1)	43,744	716,964
Cepheid Inc.(1)	204,171	1,870,206
Cyberonics Inc.(1)	83,975	2,164,036
DexCom Inc.(1)	15,726	318,766
Diagnostic Products Corp.	89,606	4,267,934
DJ Orthopedics Inc.(1)	58,829	2,339,041
Encore Medical Corp.(1)	152,656	781,599
EPIX Pharmaceuticals Inc.(1)	91,546	320,411
ev3 Inc.(1)	52,714	933,565
FoxHollow Technologies Inc.(1)(2)	57,610	1,759,985
Haemonetics Corp.(1)	100,404	5,097,511
HealthTronics Inc.(1)	117,382	970,749
Hologic Inc.(1)	154,966	8,577,368
ICU Medical Inc.(1)	30,849	1,116,425
Immucor Inc.(1)	176,197	5,055,092
IntraLase Corp.(1)	50,983	1,182,806
Intuitive Surgical Inc.(1)	135,712	16,014,016
Inverness Medical Innovations Inc.(1)	5,649	162,296
IRIS International Inc.(1)	66,755	1,043,381
Kensey Nash Corp.(1)	36,432	1,041,955
Kyphon Inc.(1)	112,595	4,188,534
Laserscope(1)	77,748	1,838,740
LCA-Vision Inc.	78,770	3,947,165
Luminex Corp.(1)	100,993	1,500,756
Mentor Corp.	125,006	5,664,022
Merge Technologies Inc.(1)	80,433	1,284,515
Meridian Bioscience Inc.	72,317	1,951,113
Merit Medical Systems Inc.(1)	53,476	642,247
Neurometrix Inc.(1)	22,296	868,206
NuVasive Inc.(1)	79,275	1,494,334
NxStage Medical Inc.(1)	19,016	243,975
Oakley Inc.	76,728	1,305,911
OraSure Technologies Inc.(1)	174,439	1,796,722
Palomar Medical Technologies Inc.(1)	66,463	2,223,187
PolyMedica Corp.	93,315	3,952,823
PSS World Medical Inc.(1)	250,599	4,834,055
Somanetics Corp.(1)	48,771	1,076,864
SonoSite Inc.(1)	60,688	2,466,360
Stereotaxis Inc.(1)	67,109	846,244
Steris Corp.	31,881	786,823
SurModics Inc.(1)	59,617	2,108,057
Sybron Dental Specialties Inc.(1)	99,687	4,111,092
Symmetry Medical Inc.(1)	32,376	686,695
ThermoGenesis Corp.(1)	212,987	862,597
Thoratec Corp.(1)	203,222	3,916,088
TriPath Imaging Inc.(1)	118,352	826,097
Ventana Medical Systems Inc.(1)	122,000	5,095,940
Viasys Healthcare Inc.(1)	22,250	669,280
Vital Images Inc.(1)	50,578	1,723,698
Vital Sign Inc.	17,722	973,469
VNUS Medical Technologies Inc.(1)	19,958	151,481
West Pharmaceutical Services Inc.	121,882	4,231,743
Wright Medical Group Inc.(1)	114,263	2,256,694
Young Innovations Inc.	18,360	670,507
Zoll Medical Corp.(1)	22,487	592,308

		154,038,475
HEALTH CARE - SERVICES – 2.72%
Alliance Imaging Inc.(1)	45,384	292,273
Allied Healthcare International Inc.(1)	25,773	124,999
Amedisys Inc.(1)(2)	60,960	2,118,360
America Service Group Inc.(1)	42,435	552,928
American Dental Partners Inc.(1)	24,709	333,571
American Retirement Corp.(1)	122,319	3,133,813
AmSurg Corp.(1)	116,165	2,635,784

Apria Healthcare Group Inc.(1)	166,116	3,817,346
Bio-Reference Laboratories Inc.(1)	39,561	713,680
Brookdale Senior Living Inc.	29,146	1,100,261
Centene Corp.(1)	164,027	4,784,668
Genesis HealthCare Corp.(1)	4,848	213,021
Gentiva Health Services Inc.(1)	64,026	1,165,913
Healthways Inc.(1)	128,776	6,559,849
Horizon Health Corp.(1)	41,375	819,225
LHC Group Inc.(1)	15,458	247,328
Magellan Health Services Inc.(1)	11,152	451,321
Matria Healthcare Inc.(1)	80,461	3,054,300
MedCath Corp.(1)	3,622	69,253
Molina Healthcare Inc.(1)	43,852	1,467,726
National Healthcare Corp.	9,378	375,870
NightHawk Radiology Holdings Inc.(1)	19,983	477,394
Odyssey Healthcare Inc.(1)	110,733	1,905,715
Option Care Inc.(2)	84,925	1,200,839
PainCare Holdings Inc.(1)	194,693	371,864
Pediatrix Medical Group Inc.(1)	96,588	9,913,792
Psychiatric Solutions Inc.(1)	197,711	6,550,165
Radiation Therapy Services Inc.(1)	43,333	1,105,425
RehabCare Group Inc.(1)	13,930	262,580
Sunrise Senior Living Inc.(1)	146,142	5,695,154
Symbion Inc.(1)	61,220	1,386,633
U.S. Physical Therapy Inc.(1)	46,154	789,695
United Surgical Partners International Inc.(1)(2)	167,826	5,942,719
VistaCare Inc. Class A(1)	42,811	663,570
Wellcare Health Plans Inc.(1)	72,805	3,308,259

		73,605,293
HOLDING COMPANIES - DIVERSIFIED – 0.40%
Resource America Inc. Class A	19,202	382,504
Star Maritime Acquisition Corp.(1)	27,675	268,724
Walter Industries Inc.(2)	153,207	10,206,650

		10,857,878
HOME BUILDERS – 0.74%
Brookfield Homes Corp.(2)	51,052	2,647,557
Champion Enterprises Inc.(1)	293,300	4,387,768
Comstock Homebuilding Companies Inc. Class A(1)	19,949	219,638
Fleetwood Enterprises Inc.(1)(2)	78,436	876,130
Orleans Homebuilders Inc.	7,028	142,387
Thor Industries Inc.(2)	134,291	7,165,768
William Lyon Homes Inc.(1)	1,588	151,940
Williams Scotsman International Inc.(1)	19,353	484,793
Winnebago Industries Inc.(2)	130,999	3,974,510

		20,050,491
HOME FURNISHINGS – 0.38%
American Woodmark Corp.	44,289	1,572,259
Bassett Furniture Industries Inc.	8,407	167,720
DTS Inc.(1)	61,310	1,205,355
Ethan Allen Interiors Inc.	12,227	513,779
Maytag Corp.	193,221	4,121,404
Stanley Furniture Co. Inc.	4,120	120,510
TiVo Inc.(1)	225,267	1,628,680
Universal Electronics Inc.(1)	52,765	933,940

		10,263,647
HOUSEHOLD PRODUCTS & WARES – 1.01%
CNS Inc.	55,166	1,188,276
Fossil Inc.(1)(2)	187,240	3,478,919
Harland (John H.) Co.	95,357	3,747,530
Jarden Corp.(1)(2)	264,082	8,675,094

Playtex Products Inc.(1)	157,768	1,651,831
Prestige Brands Holdings Inc.(1)	29,859	363,384
Tupperware Brands Corp.	135,442	2,788,751
WD-40 Co.	37,913	1,169,616
Yankee Candle Co. Inc. (The)	160,622	4,396,224

		27,459,625
HOUSEWARES – 0.01%
Lifetime Brands Inc.	12,899	363,623

		363,623
INSURANCE – 0.40%
American Equity Investment Life Holding Co.	44,770	642,002
Argonaut Group Inc.(1)	62,526	2,222,799
Crawford & Co. Class B	14,895	89,370
Direct General Corp.	4,506	76,647
Enstar Group Inc.(1)	8,170	733,176
Hilb, Rogal & Hobbs Co.	20,106	828,769
James River Group Inc.(1)	2,376	63,962
Midland Co. (The)	7,959	278,406
National Interstate Corp.	17,797	387,085
Navigators Group Inc. (The)(1)	23,187	1,150,075
ProAssurance Corp.(1)	44,515	2,314,780
Republic Companies Group Inc.	3,198	55,517
Safety Insurance Group Inc.	3,436	156,888
SeaBright Insurance Holdings(1)	1,535	26,740
Tower Group Inc.	9,847	227,466
Universal American Financial Corp.(1)	47,330	728,882
Zenith National Insurance Corp.	18,098	871,057

		10,853,621
INTERNET – 5.85%
Agile Software Corp.(1)	91,727	699,877
Applied Digital Solutions Inc.(1)	260,795	756,305
aQuantive Inc.(1)(2)	260,821	6,139,726
Arbinet-thexchange Inc.(1)	25,459	187,378
AsiaInfo Holdings Inc.(1)	69,096	345,480
Audible Inc.(1)(2)	95,710	1,005,912
autobytel.com Inc.(1)	92,661	446,626
Avocent Corp.(1)	166,461	5,283,472
Blue Coat Systems Inc.(1)	47,497	1,032,585
Blue Nile Inc.(1)	58,488	2,058,193
Click Commerce Inc.(1)(2)	31,992	765,888
CMGI Inc.(1)	1,401,558	2,074,306
CNET Networks Inc.(1)	502,692	7,143,253
Cogent Communications Group Inc.(1)	28,615	278,996
CyberSource Corp.(1)	105,254	1,174,635
DealerTrack Holdings Inc.(1)	26,850	572,173
Digital Insight Corp.(1)	135,210	4,921,644
Digital River Inc.(1)(2)	153,764	6,705,648
Digitas Inc.(1)	349,729	5,036,098
Drugstore.com Inc.(1)	268,895	830,886
EarthLink Inc.(1)	468,578	4,474,920
eCollege.com Inc.(1)	70,028	1,319,328
Entrust Inc.(1)	240,924	1,084,158
Equinix Inc.(1)(2)	72,067	4,628,143
eResearch Technology Inc.(1)(2)	198,339	2,854,098
FTD Group Inc.(1)	50,434	488,705
GSI Commerce Inc.(1)(2)	127,591	2,169,047
Harris Interactive Inc.(1)	132,303	743,543
HomeStore Inc.(1)	577,320	3,787,219
InfoSpace Inc.(1)	91,501	2,557,453
Internet Security Systems Inc.(1)	122,860	2,946,183
Interwoven Inc.(1)	15,372	138,194
iPass Inc.(1)	181,555	1,454,256

iVillage Inc.(1)	185,010	1,555,934
j2 Global Communications Inc.(1)(2)	91,893	4,318,971
Jupitermedia Corp.(1)(2)	79,407	1,427,738
Keynote Systems Inc.(1)	38,590	441,470
Lionbridge Technologies Inc.(1)	201,825	1,596,436
Liquidity Services Inc.(1)	14,298	175,150
MatrixOne Inc.(1)	14,245	101,994
Motive Inc.(1)	60,305	235,189
NetFlix Inc.(1)(2)	141,813	4,111,159
NIC Inc.(1)	130,705	801,222
NutriSystem Inc.(1)	98,727	4,691,507
1-800 CONTACTS INC.(1)(2)	33,341	448,436
1-800-FLOWERS.COM Inc.(1)	98,838	701,750
Online Resources Corp.(1)	82,872	1,077,336
Openwave Systems Inc.(1)	344,626	7,437,029
Opsware Inc.(1)	287,426	2,463,241
Overstock.com Inc.(1)(2)	40,732	1,214,628
Priceline.com Inc.(1)	99,138	2,462,588
ProQuest Co.(1)	89,542	1,915,303
RealNetworks Inc.(1)	419,856	3,463,812
Redback Networks Inc.(1)	55,549	1,204,858
RightNow Technologies Inc.(1)	44,484	705,961
RSA Security Inc.(1)	71,634	1,285,114
S1 Corp.(1)	110,530	557,071
Sapient Corp.(1)	317,649	2,423,662
Secure Computing Corp.(1)	183,288	2,115,144
Sohu.com Inc.(1)	95,818	2,557,382
Stamps.com Inc.(1)	63,443	2,237,000
Stellent Inc.	39,837	472,467
SupportSoft Inc.(1)	114,913	509,065
Terremark Worldwide Inc.(1)	119,432	1,015,172
TIBCO Software Inc.(1)	560,944	4,689,492
Travelzoo Inc.(1)(2)	13,461	263,566
TriZetto Group Inc. (The)(1)	166,382	2,926,659
United Online Inc.	50,972	655,500
ValueClick Inc.(1)(2)	338,952	5,735,068
Vasco Data Security International Inc.(1)	92,891	759,848
Vignette Corp.(1)	40,401	595,915
Vocus Inc.(1)	11,787	175,037
WebEx Communications Inc.(1)(2)	128,105	4,313,295
WebMD Health Corp. Class A(1)(2)	22,747	947,185
Websense Inc.(1)	185,365	5,112,367
WebSideStory Inc.(1)	28,609	491,789

		158,493,838
INVESTMENT COMPANIES – 0.09%
Gladstone Capital Corp.(2)	2,385	51,397
Gladstone Investment Corp.	24,183	365,163
Harris & Harris Group Inc.(1)	80,693	1,125,667
NGP Capital Resources Co.	28,391	386,118
Technology Investment Capital Corp.	30,095	437,581

		2,365,926
IRON & STEEL – 0.81%
AK Steel Holding Corp.(1)	426,244	6,393,660
Cleveland-Cliffs Inc.(2)	84,989	7,404,242
Gibraltar Industries Inc.	23,094	680,349
Reliance Steel & Aluminum Co.	72,824	6,839,630
Steel Technologies Inc.	25,813	627,256

		21,945,137
LEISURE TIME – 0.46%
Ambassadors Group Inc.	65,983	1,675,968
Escalade Inc.	30,941	343,136
Life Time Fitness Inc.(1)	96,398	4,516,246

Marine Products Corp.	50,919	559,600
Multimedia Games Inc.(1)	68,461	1,018,700
Nautilus Inc.(2)	130,073	1,944,591
WMS Industries Inc.(1)	83,237	2,505,434

		12,563,675
LODGING – 0.29%
Ameristar Casinos Inc.	77,743	2,004,992
Gaylord Entertainment Co.(1)	66,877	3,034,878
Monarch Casino & Resort Inc.(1)	36,322	1,031,182
Morgans Hotel Group Co.(1)	38,723	683,848
MTR Gaming Group Inc.(1)	67,674	697,042
Riviera Holdings Corp.(1)	21,956	369,959

		7,821,901
MACHINERY – 2.37%
Applied Industrial Technologies Inc.	107,327	4,786,784
Astec Industries Inc.(1)	64,493	2,315,299
Bucyrus International Inc. Class A	119,445	5,756,031
Cognex Corp.	162,416	4,814,010
Global Power Equipment Group Inc.(1)	90,836	349,719
Intermec Inc.(1)	190,145	5,801,324
Intevac Inc.(1)	79,711	2,294,083
iRobot Corp.(1)(2)	11,638	323,536
JLG Industries Inc.	398,424	12,267,475
Kadant Inc.(1)	27,133	615,919
Lindsay Manufacturing Co.	24,105	653,004
Manitowoc Co. Inc. (The)	98,823	9,007,716
Middleby Corp. (The)(1)	19,847	1,661,591
Nordson Corp.	45,882	2,287,677
Presstek Inc.(1)	114,478	1,362,288
Sauer-Danfoss Inc.	8,672	199,022
Stewart & Stevenson Services Inc.	87,436	3,189,665
TurboChef Technologies Inc.(1)(2)	49,733	606,743
Wabtec Corp.	181,816	5,927,202

		64,219,088
MANUFACTURING – 1.28%
Actuant Corp. Class A	103,878	6,359,411
American Railcar Industries Inc.	15,049	527,768
Applied Films Corp.(1)	2,880	55,958
Blount International Inc.(1)	97,434	1,569,662
Ceradyne Inc.(1)	66,978	3,342,202
CLARCOR Inc.	149,891	5,336,120
ESCO Technologies Inc.(1)	83,792	4,244,065
Flanders Corp.(1)	51,152	597,455
Jacuzzi Brands Inc.(1)	301,129	2,960,098
Koppers Holdings Inc.	10,446	205,264
Lancaster Colony Corp.	18,277	767,634
Matthews International Corp. Class A	125,272	4,792,907
Raven Industries Inc.	61,634	2,410,506
Reddy Ice Holdings Inc.	13,903	308,786
Tredegar Corp.	66,645	1,060,322

		34,538,158
MEDIA – 0.96%
Beasley Broadcast Group Inc. Class A	29,241	354,693

Courier Corp.	14,502	643,019
Crown Media Holdings Inc.(1)(2)	57,336	363,510
Cumulus Media Inc. Class A(1)	34,715	390,891
Emmis Communications Corp.(1)	24,474	391,584
Entravision Communications Corp.(1)	152,093	1,393,172
Fisher Communications Inc.(1)	14,998	671,160
Gemstar-TV Guide International Inc.(1)	967,417	2,989,319
Hollinger International Inc.	233,235	1,954,509
Journal Communications Inc. Class A	11,338	140,591
Journal Register Co.	78,831	960,162
LodgeNet Entertainment Corp.(1)	63,491	989,190
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	87,732	1,479,162
Mediacom Communications Corp.(1)	241,524	1,388,763
Nelson (Thomas) Inc.	29,479	862,261
Outdoor Channel Holdings Inc.(1)	29,167	297,212
Playboy Enterprises Inc. Class B(1)	79,676	1,131,399
Radio One Inc. Class D(1)	102,468	764,411
Readers Digest Association Inc. (The)	332,939	4,910,850
Regent Communications Inc.(1)	43,635	201,157
Saga Communications Inc.(1)	43,651	422,105
Salem Communications Corp. Class A(1)	39,912	599,079
Sinclair Broadcast Group Inc. Class A	172,402	1,405,076
Spanish Broadcasting System Inc. Class A(1)	124,371	687,772
Value Line Inc.	5,461	202,057
World Wrestling Entertainment Inc.	5,579	94,285
WorldSpace Inc. Class A(1)(2)	19,458	146,908
WPT Enterprises Inc.(1)(2)	22,493	165,548

		25,999,845
METAL FABRICATE & HARDWARE – 0.64%
Dynamic Materials Corp.	22,768	811,452
Earle M Jorgensen Co.(1)	39,939	605,076
Kaydon Corp.	57,630	2,325,947
Lawson Products Inc.	6,886	281,913
Mueller Industries Inc.	41,843	1,493,377
NN Inc.	55,854	721,075
NS Group Inc.(1)	86,072	3,961,894
Quanex Corp.	83,605	5,570,601
RBC Bearings Inc.(1)	13,230	271,215
Sun Hydraulics Corp.	26,077	557,526
Worthington Industries Inc.	31,646	634,819

		17,234,895
MINING – 0.75%
AMCOL International Corp.	83,274	2,398,291
Charles & Colvard Ltd.(2)	60,066	650,515
Coeur d’Alene Mines Corp.(1)	1,082,826	7,103,339
Hecla Mining Co.(1)(2)	457,537	3,024,320
Royal Gold Inc.(2)	72,985	2,641,327
Titanium Metals Corp.(1)	92,176	4,475,145

		20,292,937
OFFICE & BUSINESS EQUIPMENT – 0.11%
Global Imaging Systems Inc.(1)(2)	72,354	2,748,005
TRM Corp.(1)	39,799	267,847

		3,015,852
OFFICE FURNISHINGS – 0.09%
Interface Inc. Class A(1)	114,934	1,587,239
Knoll Inc.	44,275	943,943

		2,531,182
OIL & GAS – 4.35%
Alon USA Energy Inc.	28,375	698,592

Atlas America Inc.(1)	37,833	1,808,796
ATP Oil & Gas Corp.(1)	71,374	3,134,032
Atwood Oceanics Inc.(1)	51,810	5,233,328
Berry Petroleum Co. Class A	53,688	3,674,944
Bronco Drilling Co. Inc.(1)	14,202	373,513
Cabot Oil & Gas Corp.	88,723	4,252,493
Callon Petroleum Co.(1)	13,638	286,671
Carrizo Oil & Gas Inc.(1)	49,154	1,277,512
Cheniere Energy Inc.(1)	186,040	7,547,643
Clayton Williams Energy Inc.(1)	21,860	894,511
Comstock Resources Inc.(1)	167,024	4,958,943
Crosstex Energy Inc.	24,020	1,860,349
Delta Petroleum Corp.(1)(2)	145,598	3,060,470
Edge Petroleum Corp.(1)	3,927	98,096
Encore Acquisition Co.(1)	69,766	2,162,746
Endeavour International Corp.(1)	226,606	659,423
Energy Partners Ltd.(1)	16,444	387,750
EXCO Resources Inc.(1)	104,079	1,304,110
Frontier Oil Corp.	214,135	12,708,912
FX Energy Inc.(1)(2)	134,147	701,589
Gasco Energy Inc.(1)	296,501	1,660,406
Giant Industries Inc.(1)	37,658	2,618,737
Goodrich Petroleum Corp.(1)	39,759	1,073,493
Grey Wolf Inc.(1)	740,550	5,509,692
Holly Corp.	67,313	4,989,240
KCS Energy Inc.(1)	195,125	5,073,250
Parallel Petroleum Corp.(1)	131,170	2,420,086
Parker Drilling Co.(1)	419,446	3,888,264
Penn Virginia Corp.	28,776	2,043,096
Petrohawk Energy Corp.(1)	104,152	1,426,882
Petroleum Development Corp.(1)	61,583	2,793,405
Pioneer Drilling Co.(1)	85,559	1,405,734
Remington Oil & Gas Corp.(1)	76,794	3,319,037
Rosetta Resources Inc.(1)	105,759	1,899,432
St. Mary Land & Exploration Co.	172,535	7,044,604
TODCO Class A	184,003	7,251,558
Toreador Resources Corp.(1)(2)	60,696	1,888,253
Tri-Valley Corp.(1)(2)	86,849	692,187
W&T Offshore Inc.	33,604	1,354,577
Warren Resources Inc.(1)	103,910	1,548,259
Western Refining Inc.	46,674	1,009,092

		117,993,707
OIL & GAS SERVICES – 2.85%
BASiC Energy Services Inc.(1)	31,908	950,858
CARBO Ceramics Inc.	75,557	4,299,949
Dril-Quip Inc.(1)	6,468	458,258
Global Industries Ltd.(1)	164,488	2,383,431
Gulf Island Fabrication Inc.	35,029	829,136
Helix Energy Solutions Group Inc.(1)	302,665	11,471,003
Hercules Offshore Inc.(1)	21,108	717,883
Hornbeck Offshore Services Inc.(1)	73,339	2,645,338
Hydril Co. LP(1)	73,678	5,743,200
Lone Star Technologies Inc.(1)	115,892	6,421,576
Lufkin Industries Inc.	47,007	2,606,068
MarkWest Hydrocarbon Inc.	21,977	503,273
Maverick Tube Corp.(1)	75,512	4,001,381
Newpark Resources Inc.(1)	246,688	2,022,842
Oceaneering International Inc.(1)	94,157	5,395,196
Oil States International Inc.(1)	148,687	5,479,116
RPC Inc.	44,136	1,008,508
SEACOR Holdings Inc.(1)	4,251	336,679
Superior Energy Services Inc.(1)	301,892	8,087,687
Superior Well Services Inc.(1)	16,438	477,853
Tetra Technologies Inc.(1)	131,648	6,192,722

Union Drilling Inc.(1)	22,571	329,988
W-H Energy Services Inc.(1)	109,552	4,873,968

		77,235,913
PACKAGING & CONTAINERS – 0.21%
Greif Inc. Class A	54,914	3,757,216
Silgan Holdings Inc.	49,790	2,000,064

		5,757,280
PHARMACEUTICALS – 6.48%
Abgenix Inc.(1)	356,846	8,029,035
ACADIA Pharmaceuticals Inc.(1)	63,675	1,017,526
Adams Respiratory Therapeutics Inc.(1)	29,563	1,175,721
Adolor Corp.(1)	172,653	4,109,141
Alkermes Inc.(1)	351,002	7,739,594
Alpharma Inc. Class A	41,023	1,100,237
Altus Pharmaceuticals Inc.(1)	21,993	482,306
Amylin Pharmaceuticals Inc.(1)	428,631	20,981,487
Andrx Corp.(1)	209,212	4,966,693
Antigenics Inc.(1)(2)	56,805	155,646
Array BioPharma Inc.(1)	122,648	1,121,003
AtheroGenics Inc.(1)(2)	132,061	2,155,236
AVANIR Pharmaceuticals Class A(1)	119,649	1,749,268
Bentley Pharmaceuticals Inc.(1)(2)	70,953	933,032
Bioenvision Inc.(1)	158,345	1,129,000
BioMarin Pharmaceutical Inc.(1)	289,034	3,878,836
BioScrip Inc.(1)	36,325	261,903
Caraco Pharmaceutical Laboratories Ltd.(1)	37,862	492,206
Cell Therapeutics Inc.(1)(2)	386,531	738,274
Connetics Corp.(1)	137,233	2,323,355
Conor Medsystems Inc.(1)	32,536	956,558
Cubist Pharmaceuticals Inc.(1)(2)	208,718	4,794,252
CV Therapeutics Inc.(1)	170,324	3,760,754
Cypress Bioscience Inc.(1)	121,831	767,535
Discovery Laboratories Inc.(1)	238,053	1,744,928
DOV Pharmaceutical Inc.(1)	89,037	1,422,811
Durect Corp.(1)	163,782	1,041,654
DUSA Pharmaceuticals Inc.(1)	66,078	466,511
First Horizon Pharmaceutical Corp.(1)	106,574	2,686,731
HealthExtras Inc.(1)	84,023	2,966,012
Hi-Tech Pharmacal Co. Inc.(1)	30,721	866,332
Idenix Pharmaceuticals Inc.(1)	56,091	761,155
I-Flow Corp.(1)	77,431	1,031,381
Inspire Pharmaceuticals Inc.(1)	151,855	794,202
Introgen Therapeutics Inc.(1)(2)	77,806	413,150
Isis Pharmaceuticals Inc.(1)	250,922	2,260,807
ISTA Pharmaceuticals Inc.(1)	53,260	338,201
K-V Pharmaceutical Co. Class A(1)	140,848	3,397,254
Mannatech Inc.(2)	61,222	1,064,038
MannKind Corp.(1)	99,959	2,043,162
Medarex Inc.(1)	429,411	5,676,813
Medicines Co. (The)(1)	191,327	3,935,596
Medicis Pharmaceutical Corp. Class A	210,732	6,869,863
MGI Pharma Inc.(1)	298,218	5,218,815
Nabi Biopharmaceuticals(1)	232,946	1,313,815
Nastech Pharmaceutical Co. Inc.(1)	81,615	1,469,070
Nature’s Sunshine Products Inc.	43,392	542,400
NBTY Inc.(1)	67,301	1,515,619
NeoPharm Inc.(1)	76,877	642,692
Neurocrine Biosciences Inc.(1)	143,292	9,248,066
New River Pharmaceuticals Inc.(1)	47,906	1,590,958
NitroMed Inc.(1)(2)	77,210	648,564
Noven Pharmaceuticals Inc.(1)	92,220	1,660,882
NPS Pharmaceuticals Inc.(1)	148,741	1,270,248
Nuvelo Inc.(1)	82,312	1,466,800

Onyx Pharmaceuticals Inc.(1)	158,487	4,161,869
Pain Therapeutics Inc.(1)	109,479	1,190,037
Par Pharmaceutical Companies Inc.(1)	101,372	2,856,663
Penwest Pharmaceuticals Co.(1)	84,911	1,841,720
Perrigo Co.	24,300	396,333
Pharmion Corp.(1)	80,859	1,457,079
POZEN Inc.(1)	93,091	1,554,620
Progenics Pharmaceuticals Inc.(1)	81,487	2,158,591
Renovis Inc.(1)	87,781	1,871,491
Rigel Pharmaceuticals Inc.(1)	95,049	1,092,113
Salix Pharmaceuticals Ltd.(1)	177,603	2,932,226
Somaxon Pharmaceuticals Inc.(1)	16,370	262,084
Star Scientific Inc.(1)	141,208	441,981
Tanox Inc.(1)	14,015	272,171
Threshold Pharmaceuticals Inc.(1)	21,527	322,690
Tiens Biotech Group (USA) Inc.(1)	3,723	17,163
Trimeris Inc.(1)	68,977	931,879
United Therapeutics Inc.(1)	87,814	5,820,312
USANA Health Sciences Inc.(1)	40,245	1,679,021
ViaCell Inc.(1)	25,013	137,822
XenoPort Inc.(1)	16,961	383,997
Zymogenetics Inc.(1)	117,307	2,536,177

		175,505,167
REAL ESTATE – 0.45%
Consolidated-Tomoka Land Co.	22,167	1,377,236
HouseValues Inc.(1)(2)	25,319	208,629
Jones Lang LaSalle Inc.	117,270	8,975,846
Resource Capital Corp.	6,132	84,499
Tarragon Corp.(1)	48,712	969,369
Trammell Crow Co.(1)	9,700	345,902
ZipRealty Inc.(1)(2)	13,338	117,108

		12,078,589
REAL ESTATE INVESTMENT TRUSTS – 2.03%
Aames Investment Corp.	24,695	140,268
Acadia Realty Trust	7,041	165,816
Alexander’s Inc.(1)	7,511	2,170,679
Alexandria Real Estate Equities Inc.	26,592	2,535,015
Columbia Equity Trust Inc.	7,876	138,460
Cousins Properties Inc.	66,074	2,208,854
Deerfield Triarc Capital Corp.	14,329	193,298
DiamondRock Hospitality Co.	15,450	213,364
Digital Realty Trust Inc.	6,448	181,640
EastGroup Properties Inc.	11,929	565,912
ECC Capital Corp.	74,095	112,624
Entertainment Properties Trust	71,584	3,005,096
Equity Lifestyle Properties Inc.	43,120	2,145,220
Getty Realty Corp.	68,368	1,989,509
Glimcher Realty Trust(2)	138,608	3,936,467
GMH Communities Trust	45,896	534,229
Inland Real Estate Corp.	182,681	2,979,527
JER Investors Trust Inc.	7,925	131,714
Kilroy Realty Corp.	41,845	3,232,945
Lexington Corporate Properties Trust	18,187	379,199
Medical Properties Trust Inc.	7,215	77,922
MFA Mortgage Investments Inc.	25,267	160,445
Mid-America Apartment Communities Inc.	3,828	209,583
National Health Realty Inc.	4,441	88,465
Nationwide Health Properties Inc.	26,950	579,425
Newkirk Realty Trust Inc.	27,716	501,382
Omega Healthcare Investors Inc.	185,736	2,604,019
One Liberty Properties Inc.	6,350	125,921
RAIT Investment Trust	54,079	1,527,191
Republic Property Trust	13,136	154,611

Saul Centers Inc.	42,738	1,876,626
Sovran Self Storage Inc.	4,953	273,406
Strategic Hotels & Resorts Inc.	30,128	701,380
Sun Communities Inc.	32,055	1,133,144
Tanger Factory Outlet Centers Inc.	119,009	4,095,100
Taubman Centers Inc.	112,799	4,700,334
Town & Country Trust (The)	70,073	2,844,263
Universal Health Realty Income Trust	11,773	430,068
Washington Real Estate Investment Trust	163,088	5,923,356

		54,966,477
RETAIL – 6.95%
AC Moore Arts & Crafts Inc.(1)	56,903	1,047,015
Aeropostale Inc.(1)	215,441	6,497,701
AFC Enterprises Inc.	51,355	713,835
Allion Healthcare Inc.(1)	17,546	237,924
America’s Car-Mart Inc.(1)(2)	34,972	751,898
Big 5 Sporting Goods Corp.	79,357	1,553,810
Big Lots Inc.(1)	78,896	1,101,388
BJ’s Restaurants Inc.(1)(2)	56,086	1,514,322
Bombay Co. Inc. (The)(1)	28,195	93,044
Buckle Inc. (The)	7,624	312,203
Buffalo Wild Wings Inc.(1)	26,880	1,117,670
Build-A-Bear Workshop Inc.(1)(2)	37,928	1,162,493
Cabela’s Inc. Class A(1)(2)	94,452	1,938,155
Cache Inc.(1)	47,831	877,221
California Pizza Kitchen Inc.(1)	65,984	2,141,181
Cash America International Inc.	21,388	642,068
Casual Male Retail Group Inc.(1)	101,510	988,707
Cato Corp. Class A	46,066	1,099,135
CEC Entertainment Inc.(1)	137,603	4,626,213
Charlotte Russe Holding Inc.(1)	35,649	762,889
Children’s Place Retail Stores Inc. (The)(1)	81,497	4,718,676
Chipotle Mexican Grill Inc. Class A(1)	17,220	953,816
Christopher & Banks Corp.	140,528	3,261,655
Citi Trends Inc.(1)	16,681	663,237
CKE Restaurants Inc.	231,293	4,024,498
Coldwater Creek Inc.(1)	206,964	5,753,599
Conn’s Inc.(1)	12,019	410,569
Cost Plus Inc.(1)	44,064	753,494
CSK Auto Corp.(1)	155,971	2,163,318
Deb Shops Inc.	6,427	190,882
Denny’s Corp.(1)	201,280	958,093
Design Within Reach Inc.(1)(2)	46,187	262,804
Dress Barn Inc.(1)(2)	60,772	2,914,017
DSW Inc. Class A(1)	19,755	618,727
Finish Line Inc. (The)	150,796	2,480,594
First Cash Inc.(1)	68,814	1,375,592
Fred’s Inc.(2)	89,883	1,191,849
GameStop Corp. Class A(1)	212,206	10,003,391
Genesco Inc.(1)	71,951	2,798,174
Golf Galaxy Inc.(1)	10,013	218,784
Guitar Center Inc.(1)	101,269	4,830,531
Hibbet Sporting Goods Inc.(1)	138,341	4,563,870
Hot Topic Inc.(1)	176,538	2,559,801
IHOP Corp.	24,789	1,188,385
Insight Enterprises Inc.(1)	24,257	533,897
Jack in the Box Inc.(1)	24,068	1,046,958
Jill (J.) Group Inc. (The)(1)	55,345	1,323,299
Jos. A. Bank Clothiers Inc.(1)	66,162	3,172,468
Kenneth Cole Productions Inc. Class A	31,582	874,821
Krispy Kreme Doughnuts Inc.(1)(2)	102,433	919,848
Longs Drug Stores Corp.	102,608	4,748,698
MarineMax Inc.(1)	19,708	660,612

McCormick & Schmick’s Seafood Restaurants Inc.(1)	20,266	516,175
Morton’s Restaurant Group Inc.(1)	20,160	350,381
Movie Gallery Inc.(2)	96,826	292,415
New York & Co. Inc.(1)	50,523	754,814
99 Cents Only Stores(1)	28,860	391,342
Nu Skin Enterprises Inc. Class A	217,881	3,819,454
O’Charley’s Inc.(1)	7,443	137,398
P.F. Chang’s China Bistro Inc.(1)(2)	102,338	5,044,240
Pacific Sunwear of California Inc.(1)	293,140	6,495,982
Pantry Inc. (The)(1)	65,867	4,109,442
Papa John’s International Inc.(1)	50,772	1,665,829
Pep Boys-Manny, Moe & Jack Inc.	56,694	856,646
PETCO Animal Supplies Inc.(1)	225,676	5,319,183
Pier 1 Imports Inc.	73,124	848,970
Rare Hospitality International Inc.(1)	132,950	4,630,649
Red Robin Gourmet Burgers Inc.(1)(2)	54,690	2,581,368
Regis Corp.	38,037	1,311,516
Restoration Hardware Inc.(1)	117,540	668,803
Ruby Tuesday Inc.(2)	225,602	7,237,312
Rush Enterprises Inc. Class A(1)	80,845	1,421,255
Ruth’s Chris Steak House(1)	28,615	681,323
School Specialty Inc.(1)	35,267	1,216,712
Select Comfort Corp.(1)	140,028	5,538,107
Sharper Image Corp.(1)	8,671	111,076
Sports Authority Inc. (The)(1)	22,367	825,342
Stage Stores Inc.	6,893	205,067
Steak n Shake Co. (The)(1)	87,732	1,851,145
Stein Mart Inc.	100,685	1,753,933
Talbots Inc. (The)	70,355	1,890,439
Texas Roadhouse Inc. Class A(1)	177,477	3,033,082
Too Inc.(1)	18,806	645,986
Tractor Supply Co.(1)	127,607	8,465,448
Triarc Companies Inc. Class B	172,284	3,011,524
Tuesday Morning Corp.	100,953	2,331,005
Under Armour Inc. Class A(1)	24,781	802,904
West Marine Inc.(1)(2)	12,244	183,782
Wet Seal Inc. Class A(1)	137,650	915,373
Wilsons The Leather Experts Inc.(1)	63,816	248,882
World Fuel Services Corp.	104,869	4,240,902
Zumiez Inc.(1)	12,228	747,131

		188,470,166
SAVINGS & LOANS – 0.38%
Berkshire Hills Bancorp Inc.	1,684	58,839
BFC Financial Corp. Class A(1)	7,806	51,129
Charter Financial Corp.	15,179	577,713
Commercial Capital Bancorp Inc.	41,757	587,103
Fidelity Bankshares Inc.	18,999	638,936
Harbor Florida Bancshares Inc.(2)	56,575	2,142,495
Investors Bancorp Inc.(1)	61,189	852,975
NASB Financial Inc.	10,205	349,623
NewAlliance Bancshares Inc.	217,857	3,143,677
OceanFirst Financial Corp.	3,266	80,017
PFF Bancorp Inc.	15,902	536,056
Rockville Financial Inc.(1)	5,149	73,785
Sound Federal Bancorp Inc.	24,712	508,820
United Financial Bancorp Inc.	9,113	109,629
Wauwatosa Holdings Inc.(1)	14,157	192,535
Westfield Financial Inc.	13,492	333,252

		10,236,584
SEMICONDUCTORS – 6.53%
Actel Corp.(1)	5,542	88,339
ADE Corp.(1)	39,463	1,208,357

Advanced Analogic Technologies Inc.(1)	26,143	298,030
AMIS Holdings Inc.(1)	148,879	1,348,844
Amkor Technology Inc.(1)	259,819	2,244,836
Applied Micro Circuits Corp.(1)	486,358	1,979,477
Atmel Corp.(1)	1,033,420	4,877,742
ATMI Inc.(1)	145,715	4,400,593
Brooks Automation Inc.(1)	195,889	2,789,459
Cabot Microelectronics Corp.(1)(2)	80,146	2,973,417
Cirrus Logic Inc.(1)	313,061	2,654,757
Cohu Inc.	25,034	531,221
Credence Systems Corp.(1)	119,519	877,269
Cypress Semiconductor Corp.(1)	541,949	9,186,036
Diodes Inc.(1)	65,655	2,724,683
DSP Group Inc.(1)	95,124	2,759,547
EMCORE Corp.(1)	146,411	1,496,320
Emulex Corp.(1)	303,659	5,189,532
Entegris Inc.(1)	53,333	567,463
Exar Corp.(1)	54,030	771,548
Fairchild Semiconductor International Inc. Class A(1)	118,490	2,259,604
FormFactor Inc.(1)	152,015	5,977,230
Genesis Microchip Inc.(1)	76,362	1,301,208
Hittite Microwave Corp.(1)	13,433	452,826
Ikanos Communications Inc.(1)	19,030	375,081
Integrated Device Technology Inc.(1)	438,529	6,516,541
IXYS Corp.(1)	96,992	894,266
Kulicke & Soffa Industries Inc.(1)	161,086	1,536,760
Lattice Semiconductor Corp.(1)	127,818	851,268
Leadis Technology Inc.(1)	4,547	25,827
Mattson Technology Inc.(1)	144,119	1,729,428
Micrel Inc.(1)	243,961	3,615,502
Microsemi Corp.(1)	251,914	7,333,217
Microtune Inc.(1)	203,751	1,063,580
MIPS Technologies Inc. Class A(1)	165,089	1,231,564
Monolithic Power Systems Inc.(1)	69,713	1,299,450
NetLogic Microsystems Inc.(1)	41,313	1,702,509
OmniVision Technologies Inc.(1)	203,718	6,152,284
ON Semiconductor Corp.(1)	685,267	4,975,038
Pericom Semiconductor Corp.(1)	48,296	476,199
Photronics Inc.(1)	72,412	1,358,449
Pixelworks Inc.(1)	121,704	604,869
PLX Technology Inc.(1)	84,230	1,057,087
PMC-Sierra Inc.(1)	701,120	8,616,765
PortalPlayer Inc.(1)	62,034	1,379,016
Power Integrations Inc.(1)	115,585	2,864,196
Rambus Inc.(1)	263,365	10,360,779
Rudolph Technologies Inc.(1)	58,993	1,005,831
Semitool Inc.(1)	13,117	149,140
Semtech Corp.(1)	286,043	5,117,309
SigmaTel Inc.(1)	139,408	1,218,426
Silicon Image Inc.(1)	310,101	3,197,141
Silicon Laboratories Inc.(1)	166,125	9,128,569
SiRF Technology Holdings Inc.(1)	143,887	5,095,039
Skyworks Solutions Inc.(1)	260,248	1,767,084
Spansion Inc. Class A(1)	118,115	1,748,102
Standard Microsystems Corp.(1)	25,361	658,879
Supertex Inc.(1)	39,172	1,473,651
Tessera Technologies Inc.(1)	170,400	5,466,432
TranSwitch Corp.(1)	484,676	1,260,158
TriQuint Semiconductor Inc.(1)	92,683	456,000
Ultratech Inc.(1)	87,555	2,143,346
Varian Semiconductor Equipment Associates Inc.(1)	214,353	6,019,032
Veeco Instruments Inc.(1)	57,625	1,345,544
Virage Logic Corp.(1)	52,640	567,986

Vitesse Semiconductor Corp.(1)	494,875	1,771,653
Volterra Semiconductor Corp.(1)	59,405	1,134,041
Zoran Corp.(1)	61,469	1,344,942

		177,046,318
SOFTWARE – 5.32%
Acxiom Corp.	341,795	8,831,983
Advent Software Inc.(1)	85,095	2,418,400
Allscripts Healthcare Solutions Inc.(1)(2)	164,828	3,018,001
Altiris Inc.(1)	89,636	1,972,888
AMICAS Inc.(1)	22,641	106,866
ANSYS Inc.(1)	122,858	6,652,761
Aspen Technology Inc.(1)	168,024	2,125,504
Blackbaud Inc.	40,162	851,033
Blackboard Inc.(1)	70,958	2,015,917
Bottomline Technologies Inc.(1)	63,460	871,306
Computer Programs & Systems Inc.	29,870	1,493,500
Concur Technologies Inc.(1)	122,795	2,275,391
CSG Systems International Inc.(1)	101,980	2,372,055
Dendrite International Inc.(1)	167,665	2,288,627
Digi International Inc.(1)	72,662	847,966
Eclipsys Corp.(1)	156,073	3,684,884
eFunds Corp.(1)	127,976	3,306,900
Emageon Inc.(1)	55,895	949,656
Epicor Software Corp.(1)	208,227	2,796,489
EPIQ Systems Inc.(1)	16,241	308,579
FalconStor Software Inc.(1)	94,948	897,259
FileNET Corp.(1)	158,611	4,285,669
Infocrossing Inc.(1)(2)	79,602	959,204
Informatica Corp.(1)	336,896	5,238,733
infoUSA Inc.	128,032	1,661,855
InPhonic Inc.(1)(2)	64,587	451,463
Inter-Tel Inc.	16,757	359,270
InterVideo Inc.(1)	34,692	376,755
Keane Inc.(1)	18,708	294,651
Majesco Holdings Inc.(1)(2)	59,926	82,698
ManTech International Corp. Class A(1)	60,974	2,025,556
MapInfo Corp.(1)	67,517	946,588
MicroStrategy Inc. Class A(1)	53,527	5,635,858
Midway Games Inc.(1)(2)	71,623	660,364
MoneyGram International Inc.	277,613	8,528,271
MRO Software Inc.(1)	5,848	93,334
Nuance Communications Inc.(1)(2)	308,935	3,648,522
Open Solutions Inc.(1)(2)	66,454	1,814,859
Packeteer Inc.(1)	131,950	1,530,620
Parametric Technology Corp.(1)	421,999	6,891,244
PDF Solutions Inc.(1)	72,153	1,365,135
Per-Se Technologies Inc.(1)(2)	86,631	2,309,582
Phase Forward Inc.(1)	85,989	957,917
Phoenix Technologies Ltd.(1)	85,521	579,832
Progress Software Corp.(1)	153,885	4,476,515
QAD Inc.	28,842	215,738
Quality Systems Inc.	59,198	1,959,454
Quest Software Inc.(1)	213,451	3,564,632
Renaissance Learning Inc.	27,581	496,458
Schawk Inc.	26,142	679,953
SeaChange International Inc.(1)	57,467	446,519
SPSS Inc.(1)	68,924	2,182,134
SSA Global Technologies Inc.(1)	24,783	397,271
Taleo Corp. Class A(1)	17,302	225,791
THQ Inc.(1)(2)	197,307	5,108,278
Transaction Systems Architects Inc. Class A(1)	147,737	4,610,872
Trident Microsystems Inc.(1)	211,412	6,143,633
Ulticom Inc.(1)	3,430	36,873
Ultimate Software Group Inc.(1)	88,842	2,296,566

Unica Corp.(1)	12,722	147,448
VeriFone Holdings Inc.(1)	67,288	2,038,154
Verint Systems Inc.(1)	51,091	1,807,089
Wind River Systems Inc.(1)	274,261	3,414,549
Witness Systems Inc.(1)	125,858	3,196,793

		144,228,665
STORAGE & WAREHOUSING – 0.16%
Mobile Mini Inc.(1)	137,087	4,238,730

		4,238,730
TELECOMMUNICATIONS – 4.09%
ADTRAN Inc.	255,362	6,685,377
Aeroflex Inc.(1)	18,673	256,380
Airspan Networks Inc.(1)	90,253	609,208
Alaska Communications Systems Group Inc.	50,777	615,925
Anixter International Inc.	59,465	2,841,238
Applied Signal Technology Inc.	41,500	822,945
Arris Group Inc.(1)	403,042	5,545,858
Atheros Communications Inc.(1)	134,578	3,524,598
Cbeyond Communications Inc.(1)	14,581	257,355
C-COR Inc.(1)	120,970	1,057,278
Centennial Communications Corp.	29,889	219,086
Commonwealth Telephone Enterprises Inc.	44,836	1,544,600
CommScope Inc.(1)	91,626	2,615,922
Comtech Telecommunications Corp.(1)	88,226	2,573,552
Consolidated Communications Holdings Inc.	11,004	179,035
Ditech Communications Corp.(1)	75,655	790,595
Dobson Communications Corp. Class A(1)(2)	549,061	4,403,469
Endwave Corp.(1)(2)	28,336	416,256
Essex Corp.(1)	67,610	1,488,772
Extreme Networks Inc.(1)	333,797	1,675,661
Finisar Corp.(1)	398,689	1,973,511
Foundry Networks Inc.(1)	301,010	5,466,342
Glenayre Technologies Inc.(1)	101,621	533,510
GlobeTel Communications Corp.(1)(2)	91,635	228,171
Golden Telecom Inc.	51,897	1,559,505
Harmonic Inc.(1)	285,522	1,818,775
Hungarian Telephone and Cable Corp.(1)	14,889	238,522
Hypercom Corp.(1)	149,692	1,392,136
InterDigital Communications Corp.(1)	207,294	5,082,849
Intrado Inc.(1)	52,172	1,355,429
Ixia(1)	128,443	1,831,597
MRV Communications Inc.(1)(2)	272,595	1,117,640
NETGEAR Inc.(1)	125,396	2,383,778
NeuStar Inc. Class A(1)	32,802	1,016,862
Newport Corp.(1)	8,740	164,836
North Pittsburgh Systems Inc.	58,420	1,363,523
Novatel Wireless Inc.(1)(2)	113,745	1,018,018
NTELOS Holdings Corp.(1)	18,316	256,607
Plantronics Inc.	190,524	6,750,265
Polycom Inc.(1)	174,558	3,784,417
Premiere Global Services Inc.(1)	283,457	2,281,829
RF Micro Devices Inc.(1)	115,568	999,663
SafeNet Inc.(1)(2)	42,555	1,126,856
SBA Communications Corp.(1)	289,594	6,779,396
Shenandoah Telecommunications Co.	4,159	187,113
Sonus Networks Inc.(1)	962,739	5,275,810
SpectraLink Corp.	75,224	944,061
Symmetricom Inc.(1)(2)	180,187	1,540,599
Syniverse Holdings Inc.(1)	68,643	1,084,559
Tekelec(1)	208,203	2,879,447
Telkonet Inc.(1)(2)	138,390	588,158
Terayon Communication Systems Inc.(1)	298,212	545,728
UbiquiTel Inc.(1)	298,605	3,015,911

UTStarcom Inc.(1)	244,734	1,539,377
Valor Communications Group Inc.	67,600	889,616
Viasat Inc.(1)	85,106	2,438,287
Westell Technologies Inc. Class A(1)	212,015	862,901
Wireless Facilities Inc.(1)	119,705	481,214

		110,919,928
TEXTILES – 0.00%
Innovo Group Inc.(1)	96,865	71,486

		71,486
TOYS, GAMES & HOBBIES – 0.06%
JAKKS Pacific Inc.(1)	19,540	522,500
LeapFrog Enterprises Inc.(1)	7,518	79,841
RC2 Corp.(1)	26,719	1,063,683

		1,666,024
TRANSPORTATION – 1.98%
ABX Air Inc.(1)	135,372	921,883
Arkansas Best Corp.	12,562	491,425
Covenant Transport Inc. Class A(1)	2,665	38,909
Dynamex Inc.(1)	44,998	869,361
EGL Inc.(1)	80,835	3,637,575
Florida East Coast Industries Inc.	125,812	6,781,267
Forward Air Corp.	112,417	4,192,030
Genesee & Wyoming Inc. Class A(1)	126,916	3,893,783
Heartland Express Inc.	178,447	3,888,360
Horizon Lines Inc. Class A	25,958	336,416
Hub Group Inc. Class A(1)	75,369	3,435,319
Kansas City Southern Industries Inc.(1)(2)	136,493	3,371,377
Kirby Corp.(1)	79,178	5,392,814
Knight Transportation Inc.(2)	224,179	4,427,535
Maritrans Inc.	40,661	993,348
Old Dominion Freight Line Inc.(1)	110,571	2,979,889
P.A.M. Transportation Services Inc.(1)	11,151	274,872
Pacer International Inc.	144,787	4,731,639
RailAmerica Inc.(1)	56,862	606,149
SIRVA Inc.(1)	43,420	370,373
U.S. Xpress Enterprises Inc. Class A(1)	9,477	184,517
Universal Truckload Services Inc.(1)	21,824	546,691
USA Truck Inc.(1)	13,661	336,334
Werner Enterprises Inc.	48,204	885,507

		53,587,373
TRUCKING & LEASING – 0.09%
AMERCO(1)	8,060	797,698
Greenbrier Companies Inc. (The)	24,223	970,131
TAL International Group Inc.(1)	24,553	591,973

		2,359,802
WATER – 0.03%
Connecticut Water Service Inc.	17,634	462,363
SJW Corp.	10,020	269,037

		731,400

TOTAL COMMON STOCKS (Cost: $2,336,210,477)		2,723,526,129

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 8.31%
CERTIFICATES OF DEPOSIT (4) – 0.21%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,555,427	1,555,427
Washington Mutual Bank
4.79%, 05/10/06	1,555,431	1,555,431
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,488,689	2,488,689

		5,599,547
COMMERCIAL PAPER (4) – 1.78%
Amstel Funding Corp.
4.40%, 05/08/06	1,555,431	1,548,777
Aspen Funding Corp.
4.90%, 04/03/06	528,846	528,846
Barton Capital Corp.
4.73%, 05/10/06	1,244,345	1,238,295
Bryant Park Funding LLC
4.72%, 04/18/06	1,671,435	1,668,148
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	777,715	775,978
CC USA Inc.
4.23%, 04/21/06	933,259	931,285
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	7,777,154	7,762,032
Ebury Finance Ltd.
4.79%, 05/10/06	777,715	773,887
Edison Asset Securitization LLC
4.37%, 05/08/06	1,555,431	1,548,822
Galaxy Funding Inc.
4.23%, 04/18/06	892,817	891,244
Giro Funding Corp.
4.76%, 04/24/06	777,715	775,556
Grampian Funding LLC
4.41%, 05/15/06	1,555,431	1,547,428
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	4,375,334	4,363,424
Liberty Street Funding Corp.
4.73%, 04/18/06	777,715	776,183
Mont Blanc Capital Corp.
4.73%, 04/20/06	4,666,293	4,655,870
Nordea North America Inc.
4.16%, 04/04/06	3,266,405	3,266,028
Park Granada LLC
4.75%, 05/05/06	1,346,412	1,340,727
Sigma Finance Inc.
4.16%, 04/06/06	1,866,517	1,865,870
Solitaire Funding Ltd.
4.75%, 05/10/06	933,259	928,702
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	6,328,115	6,315,112
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,534,961	1,531,917
Tulip Funding Corp.
4.80%, 04/28/06	3,110,862	3,100,492

		48,134,623

MEDIUM-TERM NOTES (4) – 0.43%
Dorada Finance Inc.
3.93%, 07/07/06	964,367	964,342
K2 USA LLC
3.94%, 07/07/06	1,866,517	1,866,493
Marshall & Ilsley Bank
5.18%, 12/15/06	3,110,862	3,118,370
Sigma Finance Inc.
5.13%, 03/30/07	1,088,802	1,088,802
Toronto-Dominion Bank
3.81%, 06/20/06	3,888,577	3,888,658
US Bank N.A.
2.85%, 11/15/06	622,172	615,083

		11,541,748
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(5)(6)	3,186,257	3,186,257

		3,186,257
REPURCHASE AGREEMENTS (4) – 1.20%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $4,668,214 (collateralized by non-U.S. Government debt securities, value $5,145,946, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$4,666,293	4,666,293
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $7,780,349 (collateralized by non-U.S. Government debt securities, value $8,169,111, 3.82% to 6.58%, 4/21/34 to 11/20/35).	7,777,154	7,777,154
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $7,780,297 (collateralized by U.S. Government obligations, value $7,918,182, 4.50% to 5.00%, 4/1/34 to 3/1/36).	7,777,154	7,777,154
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $6,224,331 (collateralized by non-U.S. Government debt securities, value $6,549,220, 0.00% to 10.00%, 1/1/08 to 1/1/10).	6,221,723	6,221,723
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $3,112,117 (collateralized by U.S. Government obligations, value $3,181,050, 4.76% to 5.80%, 9/1/15 to 2/1/36).	3,110,862	3,110,862
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $3,112,140 (collateralized by non-U.S. Government debt securities, value $3,220,626, 0.00% to 6.91%, 4/3/06 to 3/15/32).	3,110,862	3,110,862

		32,664,048
TIME DEPOSITS (4) – 0.47%
Fifth Third Bank
4.84%, 04/03/06	3,494,804	3,494,804
Societe Generale
4.85%, 04/03/06	3,110,862	3,110,862
UBS AG
4.88%, 04/03/06	6,221,723	6,221,723

		12,827,389

VARIABLE & FLOATING RATE NOTES (4) – 4.10%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(7)	7,186,091	7,187,392
American Express Bank
4.74%, 07/19/06	777,715	777,715
American Express Centurion Bank
4.78%, 06/29/06	1,244,345	1,244,345
American Express Credit Corp.
4.76%, 02/05/07	933,259	933,935
ASIF Global Financing
4.95%, 05/30/06(7)	5,910,637	5,912,127
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	2,022,060	2,022,060
Beta Finance Inc.
4.77%, 05/25/06(7)	2,177,603	2,177,571
BMW US Capital LLC
4.72%, 04/16/07(7)	3,110,862	3,110,862
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	248,869	248,869
CC USA Inc.
4.77%, 05/25/06(7)	1,710,974	1,710,949
Commodore CDO Ltd.
4.97%, 12/12/06(7)	777,715	777,715
DEPFA Bank PLC
4.92%, 03/15/07	3,110,862	3,110,862
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	3,110,862	3,110,862
Fifth Third Bancorp.
4.78%, 01/23/07(7)	6,221,723	6,221,723
General Electric Capital Corp.
4.79%, 04/09/07	1,399,888	1,400,896
Hartford Life Global Funding Trusts
4.77%, 02/15/07	3,110,862	3,110,862
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	3,110,862	3,110,862
Leafs LLC
4.78%, 01/22/07 - 02/20/07(7)	3,256,366	3,256,366
Marshall & Ilsley Bank
4.73%, 02/15/07	1,710,974	1,710,974
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	4,666,293	4,666,293
Natexis Banques Populaires
4.73%, 04/13/07(7)	2,333,146	2,333,146
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(7)	8,399,327	8,399,636
Northern Rock PLC
4.68%, 02/02/07(7)	3,733,034	3,733,140
Permanent Financing PLC
4.66%, 06/12/06(7)	2,706,450	2,706,450
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	3,110,862	3,110,862
Principal Life Income Funding Trusts
4.70%, 05/10/06	2,333,146	2,333,155
Sedna Finance Inc.
4.75%, 09/20/06(7)	933,259	933,259
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	3,110,862	3,110,862
Strips III LLC
4.86%, 07/24/06(7)	784,374	784,374
SunTrust Bank
4.62%, 04/28/06	4,666,293	4,666,293

Toyota Motor Credit Corp.
4.81%, 04/10/06	1,399,888	1,399,887
UniCredito Italiano SpA
4.84%, 06/14/06	4,044,120	4,043,837
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	3,110,862	3,110,862
US Bank N.A.
4.75%, 09/29/06	1,399,888	1,399,708
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	5,684,959	5,684,958
Wells Fargo & Co.
4.74%, 03/15/07(7)	1,555,431	1,555,539
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(7)	1,555,431	1,555,370
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(7)	1,866,517	1,866,538
Wind Master Trust
4.82%, 08/25/06(7)	322,068	322,068
Winston Funding Ltd.
4.68%, 04/23/06(7)	2,221,155	2,221,155

		111,074,339

TOTAL SHORT-TERM INVESTMENTS (Cost: $225,027,951)		225,027,951

TOTAL INVESTMENTS IN SECURITIES – 108.80% (Cost: $2,561,238,428)		2,948,554,080

Security	Shares	Value
SHORT POSITIONS (8) – (0.08)%
COMMON STOCKS – (0.08)%
Whirlpool Corp.	(22,104)	(2,021,853)

		(2,021,853)

TOTAL SHORT POSITIONS (Proceeds: $2,021,808)		(2,021,853)
Other Assets, Less Liabilities – (8.72)%		(236,361,884)

NET ASSETS – 100.00%		$2,710,170,343

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.00%
ADVERTISING – 0.08%
Catalina Marketing Corp.	100,699	$2,326,146
ValueVision Media Inc. Class A(1)	38,500	492,030

		2,818,176
AEROSPACE & DEFENSE – 1.46%
AAR Corp.(1)	69,178	1,970,189
Armor Holdings Inc.(1)	179,638	10,471,099
Curtiss-Wright Corp.	103,690	6,864,278
DRS Technologies Inc.	76,754	4,211,492
Esterline Technologies Corp.(1)	131,474	5,620,513
HEICO Corp.	22,910	726,018
Herley Industries Inc.(1)	63,018	1,315,816
K&F Industries Holdings Inc.(1)	32,679	542,471
Kaman Corp.	120,047	3,020,383
Moog Inc. Class A(1)	168,415	5,977,048
Orbital Sciences Corp.(1)	209,751	3,318,261
Sequa Corp. Class A(1)	32,998	3,227,204
Teledyne Technologies Inc.(1)	10,092	359,275
Triumph Group Inc.(1)	83,207	3,682,742

		51,306,789
AGRICULTURE – 0.42%
Alliance One International Inc.	454,619	2,209,448
Andersons Inc.	34,865	2,727,489
Delta & Pine Land Co.	64,858	1,956,117
Universal Corp.	132,748	4,881,144
Vector Group Ltd.	160,902	3,066,792

		14,840,990
AIRLINES – 0.45%
Alaska Air Group Inc.(1)	175,170	6,209,776
Frontier Airlines Inc.(1)(2)	156,727	1,206,798
MAIR Holdings Inc.(1)	63,503	297,194
Mesa Air Group Inc.(1)	92,966	1,063,531
Republic Airways Holdings Inc.(1)	59,614	882,883
SkyWest Inc.	210,165	6,151,530

		15,811,712
APPAREL – 0.80%
Crocs Inc.(1)	27,490	691,373
Deckers Outdoor Corp.(1)	9,179	372,117
Gymboree Corp.(1)	102,343	2,665,012
Hartmarx Corp.(1)	134,536	1,198,716
Kellwood Co.	134,243	4,213,888
K-Swiss Inc. Class A	22,880	689,603
Maidenform Brands Inc.(1)	29,686	326,843
Oxford Industries Inc.	25,219	1,289,447
Perry Ellis International Inc.(1)	49,367	1,117,175
Phillips-Van Heusen Corp.	20,032	765,423

Russell Corp.	172,455	2,379,879
Skechers U.S.A. Inc. Class A(1)	94,668	2,360,073
Steven Madden Ltd.	71,919	2,553,124
Stride Rite Corp.	189,576	2,745,060
Volcom Inc.(1)	10,521	373,811
Warnaco Group Inc. (The)(1)	106,547	2,557,128
Weyco Group Inc.	29,992	674,820
Wolverine World Wide Inc.	54,941	1,215,844

		28,189,336
AUTO PARTS & EQUIPMENT – 1.17%
Accuride Corp.(1)	30,537	351,175
Aftermarket Technology Corp.(1)	111,708	2,525,718
American Axle & Manufacturing Holdings Inc.	223,959	3,836,418
ArvinMeritor Inc.	363,535	5,420,307
Bandag Inc.	58,960	2,468,655
Commercial Vehicle Group Inc.(1)	51,437	988,105
Cooper Tire & Rubber Co.	335,386	4,809,435
Hayes Lemmerz International Inc.(1)	197,164	538,258
Keystone Automotive Industries Inc.(1)	28,420	1,199,608
Modine Manufacturing Co.	180,367	5,320,826
Noble International Ltd.	16,855	285,355
R & B Inc.(1)	51,513	528,008
Standard Motor Products Inc.	68,340	606,859
Strattec Security Corp.(1)	19,691	734,277
Superior Industries International Inc.(2)	116,110	2,247,890
Tenneco Inc.(1)	227,999	4,945,298
Titan International Inc.	73,517	1,268,903
Visteon Corp.(1)	629,118	2,893,943

		40,969,038
BANKS – 11.04%
Alabama National Bancorp	71,369	4,881,640
AMCORE Financial Inc.	110,885	3,506,184
AmericanWest Bancorporation(1)	57,393	1,519,193
Ameris Bancorp	66,121	1,537,974
Arrow Financial Corp.	10,354	283,700
Banc Corp. (The)(1)	73,476	870,691
BancFirst Corp.	41,270	1,799,372
Bancorp Inc. (The)(1)	54,871	1,347,083
BancorpSouth Inc.	407,063	9,773,583
BancTrust Financial Group Inc.	48,793	1,080,765
Bank Mutual Corp.	299,627	3,547,584
Bank of Granite Corp.	69,456	1,407,873
BankFinancial Corp.(1)	90,430	1,439,646
Banner Corp.	55,130	1,874,420
Boston Private Financial Holdings Inc.	166,195	5,615,729
Camden National Corp.	31,815	1,221,696
Capital City Bank Group Inc.(2)	64,085	2,278,222
Capital Corp of the West	40,670	1,493,402
Capital Crossing Bank(1)	19,278	614,197
Capitol Bancorp Ltd.	69,006	3,226,030
Cardinal Financial Corp.	89,183	1,206,646
Cathay General Bancorp	80,519	3,030,735
Centennial Bank Holdings Inc.(1)	224,933	2,631,716
Central Pacific Financial Corp.	158,432	5,817,623
Chemical Financial Corp.	131,708	4,255,485
Chittenden Corp.	240,943	6,980,119
Citizens & Northern Corp.	43,728	1,058,218
Citizens Banking Corp.	226,061	6,069,738
City Bank	40,935	1,905,115
City Holding Co.	77,502	2,851,299
Columbia Banking System Inc.	81,934	2,741,512

Community Bancorp(1)	1,481	45,867
Community Bank System Inc.	158,930	3,548,907
Community Banks Inc.	56,638	1,611,917
Community Trust Bancorp Inc.	77,890	2,640,471
Corus Bankshares Inc.(2)	20,516	1,219,471
CVB Financial Corp.	66,819	1,142,605
EuroBancshares Inc.(1)	9,229	108,810
Farmers Capital Bank Corp.	33,542	1,060,598
Financial Institutions Inc.	47,047	888,718
First BanCorp (Puerto Rico)	327,869	4,052,461
First Bancorp Inc. (North Carolina)	59,955	1,341,793
First Charter Corp.	158,929	3,925,546
First Citizens BancShares Inc. Class A	31,582	6,095,326
First Commonwealth Financial Corp.	365,572	5,359,286
First Community Bancorp	85,830	4,948,958
First Community Bancshares Inc.(2)	52,920	1,692,382
First Financial Bancorp	167,848	2,792,991
First Financial Bankshares Inc.(2)	89,972	3,445,928
First Financial Corp.	70,767	2,108,857
First Indiana Corp.	70,230	1,959,417
First Merchants Corp.	96,853	2,568,542
First Midwest Bancorp Inc.	145,422	5,318,083
First Oak Brook Bancshares Inc. Class A	34,489	922,581
First Republic Bank	100,465	3,799,586
1st Source Corp.	61,563	1,845,659
First State Bancorp	74,976	1,991,363
FNB Corp. (Pennsylvania)(2)	291,484	4,984,376
FNB Corp. (Virginia)	37,937	1,289,099
Fremont General Corp.	337,153	7,269,019
Frontier Financial Corp.	99,762	3,296,136
GB&T Bancshares Inc.(2)	66,665	1,489,963
Glacier Bancorp Inc.	102,628	3,186,599
Gold Banc Corp Inc.	204,824	3,752,376
Great Southern Bancorp Inc.	28,440	821,347
Greater Bay Bancorp	265,735	7,371,489
Greene County Bancshares Inc.	42,560	1,243,178
Hancock Holding Co.	138,864	6,459,953
Hanmi Financial Corp.	144,728	2,613,788
Harleysville National Corp.	70,010	1,592,027
Heartland Financial USA Inc.	55,938	1,320,137
Heritage Commerce Corp.	23,333	583,325
IBERIABANK Corp.	50,125	2,835,571
Independent Bank Corp. (Massachusetts)	80,681	2,593,894
Independent Bank Corp. (Michigan)	95,691	2,722,409
Integra Bank Corp.	80,629	1,843,179
Interchange Financial Services Corp.	94,120	1,788,280
Irwin Financial Corp.	95,541	1,846,808
Lakeland Bancorp Inc.(2)	96,065	1,494,771
Lakeland Financial Corp.	31,106	1,454,205
Main Street Banks Inc.	75,144	1,944,727
MainSource Financial Group Inc.	61,712	1,166,357
MB Financial Inc.	67,341	2,383,871
MBT Financial Corp.	53,546	899,573
Mercantile Bank Corp.(2)	7,131	278,822
Mid-State Bancshares	119,958	3,530,364
Midwest Banc Holdings Inc.	52,441	1,360,320
National Penn Bancshares Inc.(2)	242,141	5,152,760
NBC Capital Corp.	36,062	826,902
NBT Bancorp Inc.	178,415	4,148,149
Northern Empire Bancshares(1)	29,228	738,007
Old National Bancorp	354,888	7,679,776
Omega Financial Corp.	66,237	2,242,785
Oriental Financial Group Inc.	111,353	1,609,051

Pacific Capital Bancorp	120,033	4,061,917
Park National Corp.(2)	51,884	5,525,646
Peapack-Gladstone Financial Corp.	10,338	264,756
Peoples Bancorp Inc.	49,194	1,475,820
Placer Sierra Bancshares	21,709	619,792
PremierWest Bancorp	32,437	600,084
Prosperity Bancshares Inc.(2)	111,983	3,383,006
Provident Bankshares Corp.	171,042	6,234,481
R&G Financial Corp. Class B	146,218	1,851,120
Renasant Corp.	54,535	2,014,523
Republic Bancorp Inc.	378,686	4,559,379
Republic Bancorp Inc. Class A	39,264	797,838
Royal Bancshares of Pennsylvania Class A	24,011	588,750
S&T Bancorp Inc.	108,984	3,986,635
Sandy Spring Bancorp Inc.	67,185	2,552,358
Santander BanCorp	27,559	699,999
SCBT Financial Corp.	45,249	1,587,335
Seacoast Banking Corp. of Florida	39,747	1,157,035
Security Bank Corp.(2)	54,166	1,368,775
Sierra Bancorp	8,454	217,775
Signature Bank(1)	50,298	1,639,212
Simmons First National Corp. Class A	75,359	2,242,684
Southside Bancshares Inc.	22,663	458,473
Southwest Bancorp Inc.	71,462	1,589,315
State Bancorp Inc.	48,462	740,984
State National Bancshares Inc.	17,691	482,080
Sterling Bancorp	84,302	1,736,621
Sterling Bancshares Inc.	234,145	4,226,317
Sterling Financial Corp. (Pennsylvania)	133,829	2,922,825
Summit Bancshares Inc.	28,658	552,240
Summit Financial Group Inc.(2)	26,609	535,905
Sun Bancorp Inc. (New Jersey)(1)(2)	60,134	1,172,613
Susquehanna Bancshares Inc.	243,534	6,275,871
SY Bancorp Inc.	35,597	940,473
Taylor Capital Group Inc.	23,470	919,789
Texas Regional Bancshares Inc. Class A	199,007	5,868,722
Tompkins Trustco Inc.	33,248	1,600,891
TriCo Bancshares	57,176	1,619,224
Trustmark Corp.	245,654	7,772,493
UMB Financial Corp.	81,828	5,746,780
Umpqua Holdings Corp.	230,744	6,576,204
Union Bankshares Corp.	45,927	2,099,323
United Bancshares Inc.	194,345	7,437,583
United Community Banks Inc.	139,927	3,938,945
United Security Bancshares Inc.	2,394	64,135
USB Holding Co. Inc.	57,430	1,317,444
Virginia Financial Group Inc.	37,644	1,506,513
W Holding Co. Inc.	571,052	4,494,179
Washington Trust Bancorp Inc.	56,196	1,577,422
WesBanco Inc.	118,759	3,896,483
West Coast Bancorp	77,666	2,170,765
Westamerica Bancorp	70,845	3,678,272
Western Alliance Bancorp(1)	14,120	524,558
Western Sierra Bancorp	27,163	1,231,570
Wintrust Financial Corp.	16,750	974,347
Yardville National Bancorp	20,542	755,946

		386,950,931
BEVERAGES – 0.05%
Boston Beer Co. Inc. Class A(1)	12,528	325,853
Coca-Cola Bottling Co. Consolidated	9,574	440,404
Farmer Brothers Co.	35,080	782,284
National Beverage Corp.	26,928	311,557

		1,860,098

BIOTECHNOLOGY – 1.41%
Applera Corp. - Celera Genomics Group(1)	381,829	4,463,581
Arena Pharmaceuticals Inc.(1)(2)	236,877	4,289,842
ArQule Inc.(1)	164,217	942,606
Bio-Rad Laboratories Inc. Class A(1)	92,063	5,740,128
Cambrex Corp.	138,171	2,699,861
Cell Genesys Inc.(1)(2)	37,001	295,268
Coley Pharmaceutical Group Inc.(1)(2)	6,038	91,476
Diversa Corp.(1)	37,629	342,800
Enzon Pharmaceuticals Inc.(1)	93,135	754,393
Genomic Health Inc.(1)	4,523	46,904
Maxygen Inc.(1)	132,863	1,100,106
Nanogen Inc.(1)(2)	312,172	942,759
Regeneron Pharmaceuticals Inc.(1)	181,861	3,024,348
Savient Pharmaceuticals Inc.(1)	319,663	1,703,804
Seattle Genetics Inc.(1)	65,897	340,029
Serologicals Corp.(1)(2)	80,051	1,958,047
Vertex Pharmaceuticals Inc.(1)	564,781	20,665,337

		49,401,289
BUILDING MATERIALS – 0.90%
Apogee Enterprises Inc.	111,046	1,874,456
Builders FirstSource Inc.(1)	39,040	886,598
Comfort Systems USA Inc.	206,892	2,793,042
Genlyte Group Inc. (The)(1)	98,798	6,732,096
Lennox International Inc.	86,685	2,588,414
LSI Industries Inc.	103,329	1,760,726
Mestek Inc.(1)(2)	15,609	196,361
NCI Building Systems Inc.(1)(2)	36,377	2,174,253
Texas Industries Inc.	117,789	7,125,057
Universal Forest Products Inc.	82,579	5,242,941

		31,373,944
CHEMICALS – 2.18%
Arch Chemicals Inc.	123,705	3,760,632
CF Industries Holdings Inc.	117,368	1,994,082
Ferro Corp.	219,073	4,381,460
Fuller (H.B.) Co.	150,437	7,723,436
Georgia Gulf Corp.	88,051	2,288,445
Grace (W.R.) & Co.(1)(2)	190,199	2,529,647
Hercules Inc.(1)	240,682	3,321,412
Innospec Inc.	65,685	1,683,507
Minerals Technologies Inc.	107,118	6,256,762
NewMarket Corp.	89,156	4,242,934
NL Industries Inc.	17,403	184,994
Olin Corp.	199,163	4,276,030
OM Group Inc.(1)	149,173	3,430,979
Pioneer Companies Inc.(1)	31,857	971,638
PolyOne Corp.(1)	480,951	4,482,463
Rockwood Holdings Inc.(1)	57,883	1,332,467
Schulman (A.) Inc.	160,290	3,967,177
Sensient Technologies Corp.	246,912	4,456,762
Spartech Corp.	168,392	4,041,408
Stepan Co.	27,446	811,029
Terra Industries Inc.(1)	486,934	3,432,885
Tronox Inc. Class B(1)	115,130	1,956,059
UAP Holding Corp.	56,981	1,225,091
Wellman Inc.	171,002	1,087,573
Westlake Chemical Corp.	70,522	2,436,535

		76,275,407

COAL – 0.09%
Foundation Coal Holdings Inc.	55,430	2,280,390
James River Coal Co.(1)	28,191	957,648

		3,238,038
COMMERCIAL SERVICES – 4.03%
ABM Industries Inc.	206,451	3,957,666
ACE Cash Express Inc.(1)	59,704	1,486,033
Albany Molecular Research Inc.(1)	123,823	1,258,042
Alderwoods Group Inc.(1)	209,840	3,756,136
Arbitron Inc.	46,345	1,567,388
Banta Corp.	128,794	6,694,712
BearingPoint Inc.(1)(2)	953,381	8,094,205
Bowne & Co. Inc.	100,557	1,676,285
CBIZ Inc.(1)	319,180	2,553,440
CDI Corp.	30,683	882,750
Central Parking Corp.	91,389	1,462,224
Clark Inc.	71,369	842,868
Coinmach Service Corp. Class A	63,520	597,088
Coinstar Inc.(1)	128,188	3,321,351
Consolidated Graphics Inc.(1)	7,833	408,256
Corrections Corp. of America(1)	65,137	2,944,192
CorVel Corp.(1)	14,029	308,919
Cross Country Healthcare Inc.(1)	129,341	2,504,042
Dollar Thrifty Automotive Group Inc.(1)	130,448	5,922,339
Electro Rent Corp.(1)	94,324	1,603,508
Exponent Inc.(1)	37,811	1,196,718
First Advantage Corp. Class A(1)	12,712	307,376
Forrester Research Inc.(1)	53,193	1,187,268
FTI Consulting Inc.(1)	172,696	4,927,017
Gartner Inc.(1)	46,970	655,231
Geo Group Inc. (The)(1)	46,730	1,557,978
Global Cash Access Inc.(1)	55,111	965,545
H&E Equipment Services Inc.(1)	43,562	1,268,525
HealthSpring Inc.(1)	18,399	342,405
Heartland Payment Systems Inc.(1)	30,672	759,745
Heidrick & Struggles International Inc.(1)	29,348	1,064,745
Hooper Holmes Inc.	339,500	981,155
Hudson Highland Group Inc.(1)(2)	16,605	314,499
Kelly Services Inc. Class A	95,946	2,606,853
Kenexa Corp.(1)	15,439	474,749
Kforce Inc.(1)	46,527	593,219
Landauer Inc.	16,917	849,572
MAXIMUS Inc.	100,194	3,604,980
Monro Muffler Brake Inc.	21,912	813,812
MPS Group Inc.(1)	332,062	5,080,549
NCO Group Inc.(1)	168,234	3,995,557
PAREXEL International Corp.(1)	106,196	2,807,822
PHH Corp.(1)	273,008	7,289,314
PRA International(1)	4,030	99,904
PRG-Schultz International Inc.(1)(2)	46,093	28,108
Quanta Services Inc.(1)	606,671	9,718,869
Rent-Way Inc.(1)	65,097	469,349
Source Interlink Companies Inc.(1)(2)	143,803	1,639,354
SOURCECORP Inc.(1)	82,201	1,981,866
Spherion Corp.(1)	131,881	1,371,562
StarTek Inc.	58,519	1,378,708
Stewart Enterprises Inc. Class A	556,538	3,177,832
TeleTech Holdings Inc.(1)(2)	35,690	396,516
Traffic.com Inc.(1)	2,822	23,564
United Rentals Inc.(1)	351,782	12,136,479
Valassis Communications Inc.(1)	72,903	2,141,161
Vertrue Inc.(1)	40,033	1,673,379

Viad Corp.	116,614	3,997,528
Volt Information Sciences Inc.(1)	41,899	1,280,433
Watson Wyatt Worldwide Inc.	99,527	3,242,590
Wright Express Corp.(1)	40,852	1,145,899

		141,389,179
COMPUTERS – 2.52%
Advanced Digital Information Corp.(1)	333,814	2,930,887
Agilysys Inc.	150,812	2,271,229
Brocade Communications Systems Inc.(1)	1,395,791	9,323,884
Catapult Communications Corp.(1)	19,301	256,703
CIBER Inc.(1)	159,469	1,017,412
Covansys Corp.(1)	137,245	2,359,242
Dot Hill Systems Corp.(1)	230,328	1,635,329
Echelon Corp.(1)	155,454	1,467,486
Electronics For Imaging Inc.(1)	296,388	8,289,972
Hutchinson Technology Inc.(1)	105,843	3,193,283
iGATE Corp.(1)	101,851	600,921
IHS Inc. Class A(1)	27,158	742,771
Imation Corp.	174,724	7,497,407
Integral Systems Inc.	54,315	1,465,962
Intergraph Corp.(1)	103,015	4,291,605
Komag Inc.(1)	83,021	3,951,800
Magma Design Automation Inc.(1)	184,555	1,596,401
Manhattan Associates Inc.(1)	12,406	272,932
Maxtor Corp.(1)	68,319	653,130
McDATA Corp. Class A(1)	812,728	3,754,803
Mentor Graphics Corp.(1)	254,459	2,811,772
MTS Systems Corp.	30,234	1,264,688
Ness Technologies Inc.(1)	67,119	845,028
NetScout Systems Inc.(1)	47,618	433,324
Palm Inc.(1)(2)	394,822	9,144,078
Perot Systems Corp. Class A(1)	368,633	5,735,929
Quantum Corp.(1)	960,429	3,592,004
Rackable Systems Inc.(1)	16,195	855,906
RadiSys Corp.(1)	62,508	1,240,784
SI International Inc.(1)	14,597	513,085
Silicon Storage Technology Inc.(1)	335,496	1,469,472
Sykes Enterprises Inc.(1)	87,945	1,247,060
TALX Corp.	26,047	741,819
Tyler Technologies Inc.(1)	77,065	847,715

		88,315,823
COSMETICS & PERSONAL CARE – 0.14%
Chattem Inc.(1)	17,248	649,387
Elizabeth Arden Inc.(1)	77,911	1,816,885
Revlon Inc. Class A(1)(2)	762,229	2,408,644

		4,874,916
DISTRIBUTION & WHOLESALE – 0.57%
Bell Microproducts Inc.(1)	66,720	410,995
BlueLinx Holdings Inc.	10,468	167,488
Brightpoint Inc.(1)	142,995	4,441,425
Building Materials Holdings Corp.(2)	105,282	3,752,250
Directed Electronics Inc.(1)	6,981	116,932
Handleman Co.	107,594	1,032,902
Huttig Building Products Inc.(1)	51,026	475,052
MWI Veterinary Supply Inc.(1)	10,978	361,176
Owens & Minor Inc.	85,438	2,799,803
United Stationers Inc.(1)	117,684	6,249,020

		19,807,043

DIVERSIFIED FINANCIAL SERVICES – 2.03%
Accredited Home Lenders Holding Co.(1)(2)	31,556	1,615,036
Advanta Corp. Class B	93,479	3,446,571
CharterMac	210,766	4,278,550
Cohen & Steers Inc.	6,146	150,577
CompuCredit Corp.(1)	69,830	2,570,442
Delta Financial Corp.	53,405	510,018
Doral Financial Corp.	392,664	4,535,269
Encore Capital Group Inc.(1)	12,136	179,006
eSpeed Inc.(1)	108,946	868,300
Federal Agricultural Mortgage Corp.(2)	57,623	1,695,269
Financial Federal Corp.	136,692	4,005,076
GAMCO Investors Inc. Class A	19,693	786,735
IntercontinentalExchange Inc.(1)	61,426	4,241,465
Investment Technology Group Inc.(1)	206,185	10,268,013
Knight Capital Group Inc. Class A(1)	557,955	7,772,313
LaBranche & Co. Inc.(1)(2)	282,517	4,466,594
MarketAxess Holdings Inc.(1)	78,273	941,624
Marlin Business Services Corp.(1)	2,182	48,222
Nasdaq Stock Market Inc. (The)(1)	86,013	3,443,961
Ocwen Financial Corp.(1)	180,783	1,847,602
Piper Jaffray Companies Inc.(1)	106,542	5,859,810
Sanders Morris Harris Group Inc.	53,735	861,909
Stifel Financial Corp.(1)	51,564	2,251,800
SWS Group Inc.	80,693	2,110,122
Thomas Weisel Partners Group Inc.(1)	18,023	394,704
Waddell & Reed Financial Inc. Class A	93,505	2,159,965

		71,308,953
ELECTRIC – 2.79%
ALLETE Inc.	132,335	6,166,811
Aquila Inc.(1)	1,939,042	7,736,778
Avista Corp.	251,393	5,191,265
Black Hills Corp.	169,922	5,777,348
Central Vermont Public Service Corp.	64,573	1,369,593
CH Energy Group Inc.	82,399	3,955,152
Cleco Corp.	260,380	5,814,285
Duquesne Light Holdings Inc.(2)	406,016	6,699,264
El Paso Electric Co.(1)	250,245	4,764,665
Empire District Electric Co. (The)	135,133	3,002,655
IDACORP Inc.	219,123	7,125,880
ITC Holdings Corp.	67,345	1,767,806
MGE Energy Inc.	78,790	2,614,252
NorthWestern Corp.	186,634	5,811,783
Otter Tail Corp.	152,347	4,370,835
Pike Electric Corp.(1)	70,428	1,479,692
Sierra Pacific Resources Corp.(1)	1,048,669	14,482,119
UIL Holdings Corp.	76,618	4,010,952
UniSource Energy Corp.	181,107	5,523,763

		97,664,898
ELECTRICAL COMPONENTS & EQUIPMENT – 0.85%
Artesyn Technologies Inc.(1)	28,332	310,235
Belden CDT Inc.(2)	226,912	6,178,814
C&D Technologies Inc.	132,036	1,220,013
Encore Wire Corp.(1)	83,794	2,838,941
EnerSys(1)	240,873	3,324,047
General Cable Corp.(1)	181,343	5,500,133
GrafTech International Ltd.(1)	287,317	1,752,634
Greatbatch Inc.(1)	18,700	409,717
Littelfuse Inc.(1)	69,511	2,372,410
Powell Industries Inc.(1)	35,224	767,179
Power-One Inc.(1)	346,296	2,493,331

Superior Essex Inc.(1)	89,857	2,285,962
Valence Technology Inc.(1)(2)	123,858	308,406

		29,761,822
ELECTRONICS – 2.32%
Analogic Corp.	71,773	4,751,373
Badger Meter Inc.	11,103	632,649
Bel Fuse Inc. Class B	60,154	2,107,195
Benchmark Electronics Inc.(1)	100,823	3,866,562
Brady Corp. Class A	106,236	3,979,601
Checkpoint Systems Inc.(1)	198,272	5,329,551
Coherent Inc.(1)	160,703	5,642,282
CTS Corp.	101,944	1,364,011
Cubic Corp.	81,742	1,956,903
Cymer Inc.(1)	31,731	1,441,857
Electro Scientific Industries Inc.(1)	149,337	3,304,828
Excel Technology Inc.(1)	17,249	508,328
FEI Co.(1)	16,982	337,093
Keithley Instruments Inc.	7,695	118,195
KEMET Corp.(1)	377,310	3,573,126
LeCroy Corp.(1)	64,203	1,004,777
Methode Electronics Inc.	75,778	825,222
Molecular Devices Corp.(1)	28,808	955,273
Multi-Fineline Electronix Inc.(1)	5,993	350,531
OSI Systems Inc.(1)	51,568	1,089,632
Park Electrochemical Corp.	104,668	3,087,706
Paxar Corp.(1)	169,188	3,311,009
Photon Dynamics Inc.(1)	10,141	190,144
Plexus Corp.(1)	95,265	3,579,106
Rofin-Sinar Technologies Inc.(1)	79,019	4,277,298
Sypris Solutions Inc.	38,548	363,508
Technitrol Inc.	209,716	5,028,990
TTM Technologies Inc.(1)	105,861	1,533,926
Varian Inc.(1)	166,405	6,852,558
Viisage Technology Inc.(1)(2)	29,318	513,358
Watts Water Technologies Inc. Class A	115,740	4,205,992
Woodward Governor Co.	152,966	5,086,119
X-Rite Inc.	8,653	114,912

		81,283,615
ENERGY - ALTERNATE SOURCES – 0.12%
FuelCell Energy Inc.(1)(2)	252,346	2,894,409
Pacific Ethanol Inc.(1)(2)	5,070	109,461
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	235,802	844,171
SunPower Corp. Class A(1)(2)	11,609	442,999

		4,291,040
ENGINEERING & CONSTRUCTION – 1.67%
Dycom Industries Inc.(1)	210,444	4,471,935
EMCOR Group Inc.(1)	159,527	7,922,111
Granite Construction Inc.	179,968	8,760,842
Infrasource Services Inc.(1)	34,560	594,778
Insituform Technologies Inc. Class A(1)	132,862	3,534,129
Layne Christensen Co.(1)	52,554	1,761,610
Perini Corp.(1)	47,593	1,445,399
Shaw Group Inc. (The)(1)(2)	405,307	12,321,333
URS Corp.(1)	224,840	9,049,810
Washington Group International Inc.	150,809	8,654,929

		58,516,876
ENTERTAINMENT – 0.81%
Bluegreen Corp.(1)	84,515	1,117,288

Carmike Cinemas Inc.	64,301	1,551,583
Churchill Downs Inc.	37,745	1,446,388
Dover Motorsports Inc.	79,888	438,585
Great Wolf Resorts Inc.(1)	46,316	536,802
Magna Entertainment Corp. Class A(1)(2)	197,048	1,337,956
Pinnacle Entertainment Inc.(1)	216,006	6,084,889
Six Flags Inc.(1)	487,992	4,967,759
Speedway Motorsports Inc.	64,302	2,456,979
Steinway Musical Instruments Inc.(1)	36,737	1,183,666
Sunterra Corp.(1)	53,272	760,724
Vail Resorts Inc.(1)	170,636	6,521,708

		28,404,327
ENVIRONMENTAL CONTROL – 0.25%
Calgon Carbon Corp.	176,267	1,084,042
Casella Waste Systems Inc. Class A(1)	95,746	1,360,551
Metal Management Inc.	113,687	3,598,194
Tetra Tech Inc.(1)	46,872	894,786
Waste Holdings Inc.	30,418	659,158
Waste Services Inc.(1)	331,830	1,045,264

		8,641,995
FOOD – 1.94%
American Italian Pasta Co. Class A(2)	95,606	598,494
Chiquita Brands International Inc.	218,069	3,657,017
Corn Products International Inc.	392,803	11,615,185
Diamond Foods Inc.	24,522	421,043
Flowers Foods Inc.	215,095	6,388,321
Gold Kist Inc.(1)	206,898	2,615,191
Great Atlantic & Pacific Tea Co.(1)	43,553	1,521,306
Hain Celestial Group Inc.(1)	152,934	4,005,341
Ingles Markets Inc. Class A	58,123	1,035,752
J&J Snack Foods Corp.	57,840	1,942,846
Lance Inc.	127,292	2,864,070
M&F Worldwide Corp.(1)	56,016	799,908
Nash Finch Co.	65,900	1,970,410
Pathmark Stores Inc.(1)	133,764	1,399,171
Performance Food Group Co.(1)	179,134	5,587,189
Premium Standard Farms Inc.	37,868	664,583
Ralcorp Holdings Inc.(1)	155,215	5,905,931
Ruddick Corp.	178,730	4,344,926
Sanderson Farms Inc.	86,693	1,941,923
Sanfilippo (John B.) & Son Inc.(1)	40,893	647,336
Seaboard Corp.(2)	1,099	1,751,806
Spartan Stores Inc.	38,976	496,944
Tootsie Roll Industries Inc.	85,238	2,494,923
Weis Markets Inc.	74,419	3,316,855

		67,986,471
FOREST PRODUCTS & PAPER – 1.26%
Bowater Inc.	290,666	8,597,900
Buckeye Technologies Inc.(1)	161,709	1,463,466
Caraustar Industries Inc.(1)	150,977	1,553,553
Glatfelter Co.	230,461	4,224,350
Longview Fibre Co.	266,756	6,892,975
Mercer International Inc.(1)(2)	151,074	1,406,499
Neenah Paper Inc.	72,214	2,365,008
Potlatch Corp.	228,250	9,778,247
Rock-Tenn Co. Class A	154,481	2,315,670
Schweitzer-Mauduit International Inc.	79,698	1,912,752
Wausau Paper Corp.	222,467	3,152,357
Xerium Technologies Inc.	42,566	399,695

		44,062,472

GAS – 1.45%
Cascade Natural Gas Corp.	58,468	1,151,820
EnergySouth Inc.	31,764	1,010,413
Laclede Group Inc.(The)	110,570	3,805,819
New Jersey Resources Corp.	135,091	6,112,868
Nicor Inc.(2)	230,360	9,113,042
Northwest Natural Gas Co.	144,432	5,125,892
Peoples Energy Corp.(2)	197,416	7,035,906
South Jersey Industries Inc.	146,169	3,986,029
Southwest Gas Corp.	206,597	5,774,386
WGL Holdings Inc.	252,949	7,694,709

		50,810,884
HAND & MACHINE TOOLS – 0.73%
Baldor Electric Co.	46,664	1,580,510
Kennametal Inc.	198,294	12,123,695
Lincoln Electric Holdings Inc.	172,253	9,299,939
Regal-Beloit Corp.	61,062	2,581,091

		25,585,235
HEALTH CARE - PRODUCTS – 1.04%
Bruker BioSciences Corp.(1)	37,330	201,582
Caliper Life Sciences Inc.(1)	155,868	997,555
CONMED Corp.(1)	153,748	2,944,274
Datascope Corp.	61,334	2,426,373
DexCom Inc.(1)	3,825	77,533
DJ Orthopedics Inc.(1)	35,333	1,404,840
Encore Medical Corp.(1)	69,742	357,079
ev3 Inc.(1)	7,923	140,316
HealthTronics Inc.(1)	18,952	156,733
Hologic Inc.(1)	19,558	1,082,535
ICU Medical Inc.(1)	31,134	1,126,739
Invacare Corp.	159,823	4,964,102
Inverness Medical Innovations Inc.(1)	110,454	3,173,343
Merit Medical Systems Inc.(1)	67,132	806,255
NxStage Medical Inc.(1)(2)	4,392	56,349
Oakley Inc.	25,735	438,010
Occulogix Inc.(1)(2)	61,389	211,792
Steris Corp.	317,541	7,836,912
Sybron Dental Specialties Inc.(1)	75,100	3,097,124
Viasys Healthcare Inc.(1)	133,403	4,012,762
Vital Sign Inc.	4,849	266,356
Zoll Medical Corp.(1)	19,522	514,209

		36,292,773
HEALTH CARE - SERVICES – 0.63%
Alliance Imaging Inc.(1)	11,894	76,597
Allied Healthcare International Inc.(1)	123,267	597,845
American Dental Partners Inc.(1)	29,192	394,092
Brookdale Senior Living Inc.	19,519	736,842
Genesis HealthCare Corp.(1)	97,469	4,282,788
Gentiva Health Services Inc.(1)	50,103	912,376
Kindred Healthcare Inc.(1)	149,120	3,750,368
LHC Group Inc.(1)	4,163	66,608
Magellan Health Services Inc.(1)	124,671	5,045,435
MedCath Corp.(1)	33,589	642,222
National Healthcare Corp.	20,063	804,125
NightHawk Radiology Holdings Inc.(1)	3,905	93,290
Odyssey Healthcare Inc.(1)	33,463	575,898
RehabCare Group Inc.(1)	69,499	1,310,056
Res-Care Inc.(1)	106,012	1,948,501
Sunrise Senior Living Inc.(1)	12,510	487,515
Symbion Inc.(1)	8,861	200,702

		21,925,260

HOLDING COMPANIES - DIVERSIFIED – 0.05%
Resource America Inc. Class A	57,372	1,142,850
Star Maritime Acquisition Corp.(1)	56,194	545,644

		1,688,494
HOME BUILDERS – 0.63%
Coachmen Industries Inc.	73,954	841,597
Fleetwood Enterprises Inc.(1)(2)	229,542	2,563,984
Levitt Corp. Class A	86,188	1,899,584
M/I Homes Inc.	64,961	3,053,167
Monaco Coach Corp.(2)	136,972	1,835,425
Orleans Homebuilders Inc.	12,391	251,042
Palm Harbor Homes Inc.(1)(2)	49,697	1,065,007
Skyline Corp.	35,834	1,482,811
Technical Olympic USA Inc.	83,142	1,691,940
WCI Communities Inc.(1)(2)	181,989	5,062,934
William Lyon Homes Inc.(1)	10,684	1,022,245
Williams Scotsman International Inc.(1)	54,729	1,370,961

		22,140,697
HOME FURNISHINGS – 0.78%
Audiovox Corp. Class A(1)	89,897	1,073,370
Bassett Furniture Industries Inc.	43,080	859,446
DTS Inc.(1)	8,335	163,866
Ethan Allen Interiors Inc.(2)	155,307	6,526,000
Furniture Brands International Inc.(2)	239,912	5,880,243
Hooker Furniture Corp.	54,470	1,029,483
Kimball International Inc. Class B	117,050	1,760,432
La-Z-Boy Inc.(2)	272,747	4,636,699
Maytag Corp.	164,472	3,508,188
Stanley Furniture Co. Inc.	59,055	1,727,359

		27,165,086
HOUSEHOLD PRODUCTS & WARES – 0.60%
Blyth Inc.	139,451	2,931,260
Central Garden & Pet Co.(1)	100,017	5,314,903
CSS Industries Inc.	30,779	1,007,704
Ennis Inc.	133,055	2,594,572
Harland (John H.) Co.	14,691	577,356
Prestige Brands Holdings Inc.(1)	107,329	1,306,194
Russ Berrie & Co. Inc.	61,580	936,016
Standard Register Co. (The)	89,957	1,394,333
Tupperware Brands Corp.	97,710	2,011,849
Water Pik Technologies Inc.(1)	63,903	1,770,752
WD-40 Co.	36,462	1,124,853

		20,969,792
HOUSEWARES – 0.07%
Libbey Inc.	72,106	510,510
Lifetime Brands Inc.	25,686	724,088
National Presto Industries Inc.	24,611	1,210,123

		2,444,721
INSURANCE – 4.25%
Affirmative Insurance Holdings Inc.	44,299	585,190
Alfa Corp.	170,072	2,915,034
American Equity Investment Life Holding Co.	177,220	2,541,335
American Physicians Capital Inc.(1)	36,754	1,764,192
Argonaut Group Inc.(1)	74,502	2,648,546
Baldwin & Lyons Inc. Class B	39,640	1,052,442

Bristol West Holdings Inc.	91,272	1,756,986
Ceres Group Inc.(1)	179,984	993,512
Citizens Inc.(1)	175,638	906,292
CNA Surety Corp.(1)	82,261	1,376,227
Crawford & Co. Class B	102,319	613,914
Delphi Financial Group Inc. Class A	144,753	7,473,597
Direct General Corp.(2)	72,505	1,233,310
Donegal Group Inc. Class A	49,368	1,288,011
EMC Insurance Group Inc.	32,815	914,554
Enstar Group Inc.(1)	5,974	536,107
FBL Financial Group Inc. Class A	68,072	2,345,080
First Acceptance Corp.(1)	88,448	1,176,358
FPIC Insurance Group Inc.(1)	53,373	2,017,499
Great American Financial Resources Inc.	44,083	869,758
Harleysville Group Inc.	69,580	2,065,830
Hilb, Rogal & Hobbs Co.	140,947	5,809,835
Horace Mann Educators Corp.	224,202	4,214,998
Independence Holding Co.	25,123	579,336
Infinity Property & Casualty Corp.	108,208	4,516,602
James River Group Inc.(1)	19,805	533,151
Kansas City Life Insurance Co.	19,107	979,043
KMG America Corp.(1)	110,046	941,994
LandAmerica Financial Group Inc.	93,874	6,369,351
Midland Co. (The)	45,877	1,604,777
National Western Life Insurance Co. Class A	11,665	2,709,663
Navigators Group Inc. (The)(1)	27,691	1,373,474
Odyssey Re Holdings Corp.(2)	66,292	1,438,536
Ohio Casualty Corp.	325,765	10,326,750
Phoenix Companies Inc.	585,989	9,551,621
PMA Capital Corp. Class A(1)	167,270	1,702,809
Presidential Life Corp.	107,481	2,731,092
ProAssurance Corp.(1)	87,123	4,530,396
Republic Companies Group Inc.	26,683	463,217
RLI Corp.	116,966	6,702,152
Safety Insurance Group Inc.	56,324	2,571,754
SeaBright Insurance Holdings(1)	48,233	840,219
Selective Insurance Group Inc.	147,341	7,809,073
State Auto Financial Corp.	73,214	2,468,044
Stewart Information Services Corp.	89,232	4,201,043
Tower Group Inc.	74,620	1,723,722
Triad Guaranty Inc.(1)	46,864	2,197,922
21st Century Insurance Group	168,512	2,662,490
U.S.I. Holdings Corp.(1)	237,330	3,828,133
UICI	186,098	6,883,765
United Fire & Casualty Co.	89,024	2,928,890
Universal American Financial Corp.(1)	73,195	1,127,203
Zenith National Insurance Corp.	112,274	5,403,748

		148,798,577
INTERNET – 1.26%
Agile Software Corp.(1)	166,143	1,267,671
Alloy Inc.(1)	47,677	639,349
Ariba Inc.(1)	378,965	3,706,278
AsiaInfo Holdings Inc.(1)	100,891	504,455
autobytel.com Inc.(1)	92,308	444,925
Avocent Corp.(1)	35,224	1,118,010
CMGI Inc.(1)	645,416	955,216
DealerTrack Holdings Inc.(1)	14,756	314,450
Harris Interactive Inc.(1)	90,034	505,991
InfoSpace Inc.(1)	37,926	1,060,032
Internet Capital Group Inc.(1)	201,812	1,901,069
Internet Security Systems Inc.(1)	41,231	988,719
Interwoven Inc.(1)	197,124	1,772,145

iPass Inc.(1)	41,968	336,164
Keynote Systems Inc.(1)	35,070	401,201
Liquidity Services Inc.(1)	17,041	208,752
MatrixOne Inc.(1)	251,972	1,804,120
Motive Inc.(1)	35,667	139,101
NetBank Inc.	242,964	1,759,059
NetRatings Inc.(1)	74,051	981,176
ProQuest Co.(1)	14,084	301,257
Redback Networks Inc.(1)	145,140	3,148,087
RSA Security Inc.(1)	273,805	4,912,062
S1 Corp.(1)	218,492	1,101,200
SonicWALL Inc.(1)	280,282	1,987,199
Stellent Inc.	80,427	953,864
SupportSoft Inc.(1)	70,983	314,455
TIBCO Software Inc.(1)	380,897	3,184,299
United Online Inc.	251,909	3,239,550
Vignette Corp.(1)	97,887	1,443,833
Vocus Inc.(1)	6,737	100,044
WebMD Health Corp. Class A(1)(2)	5,913	246,217
webMethods Inc.(1)	279,606	2,354,283
WebSideStory Inc.(1)	8,729	150,052

		44,244,285
INVESTMENT COMPANIES – 0.52%
Apollo Investment Corp.	326,425	5,813,629
Ares Capital Corp.	198,513	3,410,453
Capital Southwest Corp.	14,588	1,393,154
Gladstone Capital Corp.(2)	56,219	1,211,519
Gladstone Investment Corp.	53,657	810,221
MCG Capital Corp.	276,654	3,903,588
NGP Capital Resources Co.	53,132	722,595
Technology Investment Capital Corp.	56,849	826,584

		18,091,743
IRON & STEEL – 1.73%
Carpenter Technology Corp.	128,486	12,144,497
Chaparral Steel Co.(1)	117,823	7,649,069
Gibraltar Industries Inc.	94,891	2,795,489
Oregon Steel Mills Inc.(1)	184,229	9,426,998
Reliance Steel & Aluminum Co.	53,967	5,068,581
Roanoke Electric Steel Corp.	58,333	1,884,156
Ryerson Inc.(2)	131,091	3,507,995
Schnitzer Steel Industries Inc. Class A	114,551	4,908,510
Steel Dynamics Inc.	211,031	11,971,789
Steel Technologies Inc.	23,575	572,872
Wheeling-Pittsburgh Corp.(1)	45,611	837,418

		60,767,374
LEISURE TIME – 0.38%
Arctic Cat Inc.	71,302	1,715,526
Callaway Golf Co.	396,097	6,812,868
K2 Inc.(1)	248,891	3,123,582
Multimedia Games Inc.(1)	51,364	764,296
Pegasus Solutions Inc.(1)	107,825	1,014,633

		13,430,905
LODGING – 0.54%
Ameristar Casinos Inc.	23,616	609,057
Aztar Corp.(1)	181,955	7,640,290
Gaylord Entertainment Co.(1)	121,154	5,497,969
Lodgian Inc.(1)	129,043	1,792,407
Marcus Corp.	106,215	2,118,989
Morgans Hotel Group Co.(1)	39,653	700,272

MTR Gaming Group Inc.(1)	24,906	256,532
Riviera Holdings Corp.(1)	15,004	252,817

		18,868,333
MACHINERY – 2.22%
AGCO Corp.(1)	470,209	9,752,135
Alamo Group Inc.	32,078	710,207
Albany International Corp. Class A	149,238	5,684,475
Applied Industrial Technologies Inc.	12,397	552,906
Briggs & Stratton Corp.	268,253	9,488,109
Cascade Corp.	64,013	3,383,087
Flowserve Corp.(1)	288,678	16,841,475
Gardner Denver Inc.(1)	130,465	8,506,318
Gehl Corp.(1)	61,897	2,050,029
Global Power Equipment Group Inc.(1)	64,470	248,209
Gorman-Rupp Co. (The)	47,733	1,164,685
iRobot Corp.(1)(2)	8,128	225,958
Kadant Inc.(1)	35,980	816,746
Lindsay Manufacturing Co.	27,804	753,210
Manitowoc Co. Inc. (The)	24,500	2,233,175
NACCO Industries Inc.	27,150	4,180,014
Nordson Corp.	68,062	3,393,571
Robbins & Myers Inc.(2)	61,171	1,321,294
Sauer-Danfoss Inc.	41,159	944,599
Stewart & Stevenson Services Inc.	34,880	1,272,422
Tecumseh Products Co. Class A	86,692	2,127,422
Tennant Co.	41,297	2,160,659

		77,810,705
MANUFACTURING – 2.52%
Acuity Brands Inc.	229,410	9,176,400
American Railcar Industries Inc.	22,903	803,208
Ameron International Corp.	44,340	3,247,018
Applied Films Corp.(1)	77,979	1,515,132
Barnes Group Inc.	91,253	3,695,746
Blount International Inc.(1)	25,515	411,047
Ceradyne Inc.(1)	49,364	2,463,264
CLARCOR Inc.	67,550	2,404,780
Crane Co.	270,470	11,091,975
EnPro Industries Inc.(1)	109,706	3,762,916
ESCO Technologies Inc.(1)	19,703	997,957
Federal Signal Corp.	250,657	4,637,154
FreightCar America Inc.	43,907	2,792,485
Griffon Corp.(1)	152,620	3,791,081
Hexcel Corp.(1)	413,416	9,082,750
Koppers Holdings Inc.	35,690	701,309
Lancaster Colony Corp.	110,500	4,641,000
Myers Industries Inc.	137,924	2,205,405
Reddy Ice Holdings Inc.	34,369	763,335
Smith (A.O.) Corp.	87,974	4,645,027
Standex International Corp.	64,854	2,053,278
Sturm Ruger & Co. Inc.	110,446	881,359
Tredegar Corp.	60,700	965,737
Trinity Industries Inc.	214,653	11,674,977

		88,404,340
MEDIA – 1.31%
Charter Communications Inc. Class A(1)(2)	2,069,555	2,255,815
Citadel Broadcasting Corp.	210,876	2,338,615
Courier Corp.	31,874	1,413,293
Cox Radio Inc. Class A(1)	200,950	2,696,749
Cumulus Media Inc. Class A(1)(2)	215,140	2,422,476
Emmis Communications Corp.(1)	134,319	2,149,104

Entercom Communications Corp.	171,533	4,789,201
Entravision Communications Corp.(1)	138,431	1,268,028
Fisher Communications Inc.(1)	14,193	635,137
4Kids Entertainment Inc.(1)	70,269	1,207,924
Gray Television Inc.	226,930	1,906,212
Journal Communications Inc. Class A	124,742	1,546,801
Journal Register Co.	115,068	1,401,528
Lin TV Corp. Class A(1)	143,797	1,294,173
Media General Inc. Class A	112,675	5,252,908
Nelson (Thomas) Inc.	21,055	615,859
Primedia Inc.(1)(2)	774,379	1,602,965
Radio One Inc. Class D(1)	276,529	2,062,906
Readers Digest Association Inc. (The)(2)	76,679	1,131,015
Regent Communications Inc.(1)	127,276	586,742
Saga Communications Inc.(1)	31,108	300,814
Salem Communications Corp. Class A(1)	8,650	129,836
Scholastic Corp.(1)	172,535	4,617,037
Spanish Broadcasting System Inc. Class A(1)	34,459	190,558
Triple Crown Media Inc.(1)	22,387	132,083
World Wrestling Entertainment Inc.	99,315	1,678,424
WorldSpace Inc. Class A(1)(2)	35,299	266,507

		45,892,710
METAL FABRICATE & HARDWARE – 1.21%
Castle (A.M.) & Co.	55,120	1,626,040
CIRCOR International Inc.	81,955	2,393,086
Commercial Metals Co.	315,769	16,890,484
Earle M Jorgensen Co.(1)	41,423	627,558
Kaydon Corp.	69,270	2,795,737
Lawson Products Inc.	14,700	601,818
Mueller Industries Inc.	136,258	4,863,048
NN Inc.	13,195	170,347
Omega Flex Inc.(1)	18,392	350,368
Quanex Corp.	18,480	1,231,322
RBC Bearings Inc.(1)	30,004	615,082
Valmont Industries Inc.	90,111	3,788,266
Worthington Industries Inc.	320,183	6,422,871

		42,376,027
MINING – 0.72%
Brush Engineered Materials Inc.(1)	100,922	1,993,210
Century Aluminum Co.(1)	117,635	4,993,606
Compass Minerals International Inc.	105,333	2,632,272
RTI International Metals Inc.(1)	115,755	6,349,162
Stillwater Mining Co.(1)	213,335	3,511,494
Titanium Metals Corp.(1)	6,862	333,150
USEC Inc.	450,887	5,433,188

		25,246,082
OFFICE & BUSINESS EQUIPMENT – 0.26%
Global Imaging Systems Inc.(1)(2)	26,601	1,010,306
IKON Office Solutions Inc.	568,063	8,094,898
TRM Corp.(1)(2)	13,886	93,453

		9,198,657
OFFICE FURNISHINGS – 0.04%
CompX International Inc.	10,272	165,893
Interface Inc. Class A(1)	85,401	1,179,388

		1,345,281
OIL & GAS – 2.86%
Alon USA Energy Inc.	17,197	423,390
Atlas America Inc.(1)	44,177	2,112,102

Berry Petroleum Co. Class A	17,218	1,178,572
Bill Barrett Corp.(1)	68,196	2,222,508
Bois d’Arc Energy LLC(1)	70,979	1,181,800
Brigham Exploration Co.(1)	142,302	1,246,566
Bronco Drilling Co. Inc.(1)	15,427	405,730
Cabot Oil & Gas Corp.	135,122	6,476,398
Callon Petroleum Co.(1)	52,750	1,108,805
Carrizo Oil & Gas Inc.(1)	38,130	990,999
Cimarex Energy Co.	424,494	18,363,610
Edge Petroleum Corp.(1)	84,258	2,104,765
Encore Acquisition Co.(1)	165,475	5,129,725
Energy Partners Ltd.(1)	152,623	3,598,850
EXCO Resources Inc.(1)	119,868	1,501,946
Giant Industries Inc.(1)	25,131	1,747,610
Harvest Natural Resources Inc.(1)	197,769	1,922,315
Holly Corp.	16,776	1,243,437
Houston Exploration Co.(1)	148,947	7,849,507
McMoRan Exploration Co.(1)	122,844	2,191,537
Meridian Resource Corp. (The)(1)	454,204	1,839,526
Penn Virginia Corp.	58,454	4,150,234
PetroCorp Inc. Escrow(3)	19,086	0
Petrohawk Energy Corp.(1)	170,781	2,339,700
Petroleum Development Corp.(1)	4,828	218,998
PetroQuest Energy Inc.(1)	213,724	2,156,475
Remington Oil & Gas Corp.(1)	18,028	779,170
Rosetta Resources Inc.(1)	122,113	2,193,149
St. Mary Land & Exploration Co.	67,142	2,741,408
Stone Energy Corp.(1)	125,352	5,531,784
Swift Energy Co.(1)(2)	148,358	5,557,491
W&T Offshore Inc.	21,264	857,152
Western Refining Inc.	53,624	1,159,351
Whiting Petroleum Corp.(1)(2)	186,943	7,662,794

		100,187,404
OIL & GAS SERVICES – 1.43%
BASiC Energy Services Inc.(1)	21,220	632,356
Dril-Quip Inc.(1)	31,910	2,260,824
Global Industries Ltd.(1)	214,939	3,114,466
Gulf Island Fabrication Inc.	9,070	214,687
Hanover Compressor Co.(1)(2)	468,476	8,723,023
Hercules Offshore Inc.(1)	19,463	661,937
Input/Output Inc.(1)(2)	365,576	3,549,743
Lufkin Industries Inc.	11,255	623,977
Maverick Tube Corp.(1)	123,378	6,537,800
Newpark Resources Inc.(1)	128,550	1,054,110
Oceaneering International Inc.(1)	8,745	501,089
Oil States International Inc.(1)	12,262	451,855
RPC Inc.	56,185	1,283,827
SEACOR Holdings Inc.(1)	87,778	6,952,018
Superior Well Services Inc.(1)	11,465	333,288
Union Drilling Inc.(1)	15,620	228,364
Universal Compression Holdings Inc.(1)	87,620	4,439,705
Veritas DGC Inc.(1)	184,885	8,391,930

		49,954,999
PACKAGING & CONTAINERS – 0.13%
Chesapeake Corp.	103,745	1,439,981
Graphic Packaging Corp.(1)	339,194	702,132
Greif Inc. Class A	6,452	441,446
Silgan Holdings Inc.	50,014	2,009,062

		4,592,621

PHARMACEUTICALS – 0.86%
Adams Respiratory Therapeutics Inc.(1)	4,936	196,305
Alpharma Inc. Class A	152,521	4,090,613
Altus Pharmaceuticals Inc.(1)	4,789	105,023
Andrx Corp.(1)	103,876	2,466,016
Antigenics Inc.(1)(2)	75,146	205,900
AtheroGenics Inc.(1)(2)	21,898	357,375
BioMarin Pharmaceutical Inc.(1)	46,401	622,701
BioScrip Inc.(1)	143,222	1,032,631
Dendreon Corp.(1)	364,282	1,715,768
Inspire Pharmaceuticals Inc.(1)	15,993	83,643
Isis Pharmaceuticals Inc.(1)	42,241	380,591
NBTY Inc.(1)	201,368	4,534,807
Neurogen Corp.(1)	118,307	732,320
NPS Pharmaceuticals Inc.(1)	41,315	352,830
Nuvelo Inc.(1)	156,047	2,780,758
Par Pharmaceutical Companies Inc.(1)	44,076	1,242,062
Perrigo Co.	403,249	6,576,991
Pharmion Corp.(1)	19,985	360,130
Somaxon Pharmaceuticals Inc.(1)	1,471	23,551
Tanox Inc.(1)	109,382	2,124,198
Threshold Pharmaceuticals Inc.(1)	6,197	92,893
Tiens Biotech Group (USA) Inc.(1)	16,679	76,890
ViaCell Inc.(1)	7,547	41,584
XenoPort Inc.(1)	3,014	68,237

		30,263,817
PIPELINES – 0.06%
TransMontaigne Inc.(1)	222,130	2,179,095

		2,179,095
REAL ESTATE – 0.33%
Avatar Holdings Inc.(1)	30,369	1,852,509
California Coastal Communities Inc.(1)	41,210	1,528,891
Jones Lang LaSalle Inc.	20,462	1,566,161
Resource Capital Corp.	8,517	117,364
Trammell Crow Co.(1)	168,370	6,004,074
United Capital Corp.(1)	15,065	374,817
ZipRealty Inc.(1)	19,113	167,812

		11,611,628
REAL ESTATE INVESTMENT TRUSTS – 10.34%
Aames Investment Corp.	184,882	1,050,130
Acadia Realty Trust	135,691	3,195,523
Affordable Residential Communities Inc.	136,825	1,436,663
Agree Realty Corp.	40,444	1,298,252
Alexandria Real Estate Equities Inc.	81,791	7,797,136
American Campus Communities Inc.	87,119	2,257,253
American Home Mortgage Investment Corp.	225,444	7,036,107
Anthracite Capital Inc.	294,061	3,228,790
Anworth Mortgage Asset Corp.	248,483	1,953,076
Arbor Realty Trust Inc.	67,379	1,818,559
Ashford Hospitality Trust Inc.	236,746	2,935,650
Bedford Property Investors Inc.	77,140	2,077,380
BioMed Realty Trust Inc.	231,519	6,862,223
Boykin Lodging Co.(1)	91,279	1,030,540
Brandywine Realty Trust	455,139	14,455,215
Capital Lease Funding Inc.	127,360	1,412,422
Capital Trust Inc. Class A	62,895	1,957,292
Cedar Shopping Centers Inc.	138,921	2,200,509
CentraCore Properties Trust	57,882	1,449,944
Colonial Properties Trust	233,991	11,729,969
Columbia Equity Trust Inc.	61,389	1,079,219
Commercial Net Lease Realty Inc.	286,190	6,668,227

Corporate Office Properties Trust	160,797	7,354,855
Cousins Properties Inc.	118,145	3,949,587
Deerfield Triarc Capital Corp.	111,201	1,500,101
DiamondRock Hospitality Co.	116,138	1,603,866
Digital Realty Trust Inc.	50,670	1,427,374
EastGroup Properties Inc.	98,946	4,693,998
ECC Capital Corp.	199,410	303,103
Education Realty Trust Inc.	137,517	2,104,010
Entertainment Properties Trust	45,294	1,901,442
Equity Inns Inc.	282,232	4,572,158
Equity Lifestyle Properties Inc.	40,346	2,007,214
Equity One Inc.	193,272	4,746,760
Extra Space Storage Inc.	270,663	4,652,697
FelCor Lodging Trust Inc.	261,099	5,509,189
Fieldstone Investment Corp.	255,778	3,018,180
First Industrial Realty Trust Inc.	223,373	9,535,793
First Potomac Realty Trust	102,546	2,896,925
Glenborough Realty Trust Inc.	157,883	3,433,955
GMH Communities Trust	145,758	1,696,623
Government Properties Trust Inc.	107,768	1,028,107
Gramercy Capital Corp.	86,876	2,165,819
Heritage Property Investment Trust Inc.	143,725	5,690,073
Hersha Hospitality Trust	105,679	1,034,597
Highland Hospitality Corp.	306,137	3,891,001
Highwoods Properties Inc.	279,791	9,437,350
Home Properties Inc.	163,725	8,366,348
HomeBanc Corp.	295,507	2,597,507
Impac Mortgage Holdings Inc.	394,039	3,798,536
Inland Real Estate Corp.	109,329	1,783,156
Innkeepers USA Trust	223,658	3,791,003
Investors Real Estate Trust	233,328	2,225,949
JER Investors Trust Inc.	58,364	970,010
Kilroy Realty Corp.	94,694	7,316,058
Kite Realty Group Trust	144,983	2,312,479
LaSalle Hotel Properties	205,112	8,409,592
Lexington Corporate Properties Trust	246,805	5,145,884
LTC Properties Inc.	121,289	2,821,182
Luminent Mortgage Capital Inc.	213,168	1,728,792
Maguire Properties Inc.	190,055	6,937,008
Medical Properties Trust Inc.	57,031	615,935
Meristar Hospitality Corp.(1)	453,002	4,702,161
MFA Mortgage Investments Inc.	398,355	2,529,554
Mid-America Apartment Communities Inc.	93,013	5,092,462
MortgageIT Holdings Inc.	132,044	1,430,037
National Health Investors Inc.	122,665	3,115,691
National Health Realty Inc.	32,009	637,619
Nationwide Health Properties Inc.	312,493	6,718,600
Newcastle Investment Corp.	226,915	5,427,807
Newkirk Realty Trust Inc.	40,686	736,010
NorthStar Realty Finance Corp.	144,126	1,578,180
NovaStar Financial Inc.(2)	151,593	5,069,270
Omega Healthcare Investors Inc.	39,974	560,435
One Liberty Properties Inc.	31,993	634,421
Opteum Inc. Class A	121,181	1,037,309
Origen Financial Inc.	89,678	545,242
Parkway Properties Inc.	73,764	3,222,012
Pennsylvania Real Estate Investment Trust	189,573	8,341,212
Post Properties Inc.	218,667	9,730,682
PS Business Parks Inc.	86,058	4,812,363
RAIT Investment Trust	72,996	2,061,407
Ramco-Gershenson Properties Trust	76,084	2,303,063
Redwood Trust Inc.	102,763	4,451,693
Republic Property Trust	109,274	1,286,155

Saxon Capital Inc.	261,101	2,725,894
Senior Housing Properties Trust	311,525	5,638,603
Sizeler Property Investors Inc.	97,252	1,435,440
Sovran Self Storage Inc.	82,879	4,574,921
Spirit Finance Corp.	419,108	5,113,118
Strategic Hotels & Resorts Inc.	266,918	6,213,851
Sun Communities Inc.	42,277	1,494,492
Sunstone Hotel Investors Inc.	191,518	5,548,276
Taubman Centers Inc.	111,848	4,660,706
Trustreet Properties Inc.	347,643	5,280,697
Universal Health Realty Income Trust	46,154	1,686,006
Urstadt Biddle Properties Inc. Class A	110,484	1,988,712
U-Store-It Trust	217,972	4,392,136
Winston Hotels Inc.	139,460	1,585,660

		362,266,192
RETAIL – 5.24%
AFC Enterprises Inc.	34,735	482,817
Allion Healthcare Inc.(1)	2,501	33,914
Asbury Automotive Group Inc.(1)	67,515	1,331,396
Big Lots Inc.(1)	486,405	6,790,214
Blair Corp.	20,117	833,045
Blockbuster Inc. Class A(2)	994,730	3,949,078
Bob Evans Farms Inc.	183,373	5,448,012
Bombay Co. Inc. (The)(1)	147,858	487,931
Bon-Ton Stores Inc. (The)	33,608	1,087,219
Brown Shoe Co. Inc.	94,640	4,966,707
Buckle Inc. (The)	30,241	1,238,369
Burlington Coat Factory Warehouse Corp.	86,886	3,948,969
Cabela’s Inc. Class A(1)(2)	34,904	716,230
California Pizza Kitchen Inc.(1)	12,609	409,162
Casey’s General Store Inc.	260,278	5,952,558
Cash America International Inc.	124,437	3,735,599
Cato Corp. Class A	98,801	2,357,392
Charlotte Russe Holding Inc.(1)	29,989	641,765
Charming Shoppes Inc.(1)	622,930	9,262,969
Chipotle Mexican Grill Inc. Class A(1)	17,367	961,958
Conn’s Inc.(1)	8,664	295,962
Cost Plus Inc.(1)	55,911	956,078
CSK Auto Corp.(1)	29,270	405,975
Deb Shops Inc.	14,261	423,552
dELiA*s Inc.(1)	95,938	896,061
Denny’s Corp.(1)	205,387	977,642
Domino’s Pizza Inc.	164,717	4,702,670
Dress Barn Inc.(1)	30,905	1,481,895
DSW Inc. Class A(1)	32,949	1,031,963
Finish Line Inc. (The)	19,447	319,903
First Cash Inc.(1)	42,681	853,193
Fred’s Inc.	88,121	1,168,484
Genesco Inc.(1)	21,811	848,230
Golf Galaxy Inc.(1)	10,450	228,333
Group 1 Automotive Inc.	109,767	5,218,323
Haverty Furniture Companies Inc.	102,294	1,467,919
IHOP Corp.	65,282	3,129,619
Insight Enterprises Inc.(1)	220,603	4,855,472
Jack in the Box Inc.(1)	149,247	6,492,245
Jill (J.) Group Inc. (The)(1)	31,499	753,141
Jo-Ann Stores Inc.(1)(2)	121,073	1,629,643
Kenneth Cole Productions Inc. Class A	4,944	136,949
Krispy Kreme Doughnuts Inc.(1)(2)	154,050	1,383,369
Landry’s Restaurants Inc.(2)	85,955	3,036,790
Lithia Motors Inc. Class A	80,785	2,803,240
Lone Star Steakhouse & Saloon Inc.	93,555	2,658,833

Longs Drug Stores Corp.	22,253	1,029,869
Luby’s Inc.(1)	136,258	1,701,862
MarineMax Inc.(1)	43,719	1,465,461

McCormick & Schmick’s Seafood Restaurants Inc.(1)	12,506	318,528
Morton’s Restaurant Group Inc.(1)	19,796	344,054
Movado Group Inc.	96,329	2,223,273
99 Cents Only Stores(1)	184,252	2,498,457
O’Charley’s Inc.(1)	106,141	1,959,363
Papa John’s International Inc.(1)	45,768	1,501,648
Payless ShoeSource Inc.(1)	348,921	7,986,802
Pep Boys-Manny, Moe & Jack Inc.	213,225	3,221,830
Pier 1 Imports Inc.(2)	352,072	4,087,556
Regis Corp.	183,057	6,311,805
Retail Ventures Inc.(1)(2)	87,010	1,275,567
Ruth’s Chris Steak House(1)	29,355	698,943
Ryan’s Restaurant Group Inc.(1)	219,776	3,186,752
School Specialty Inc.(1)	72,246	2,492,487
Sharper Image Corp.(1)	49,016	627,895
Shoe Carnival Inc.(1)	38,755	968,100
Smart & Final Inc.(1)	69,262	1,135,204
Sonic Automotive Inc.	151,758	4,212,802
Sports Authority Inc. (The)(1)	106,012	3,911,843
Stage Stores Inc.	134,488	4,001,018
Steak n Shake Co. (The)(1)	27,720	584,892
Syms Corp.	34,286	514,290
Systemax Inc.(1)	51,035	368,473
Talbots Inc. (The)	25,518	685,669
Too Inc.(1)	153,095	5,258,813
Trans World Entertainment Corp.(1)	96,480	537,394
Under Armour Inc. Class A(1)(2)	26,646	863,330
United Auto Group Inc.	140,003	6,020,129
West Marine Inc.(1)(2)	54,397	816,499
Wet Seal Inc. Class A(1)	135,033	897,969
Wilsons The Leather Experts Inc.(1)	15,982	62,330
Zale Corp.(1)	250,284	7,015,461

		183,577,156
SAVINGS & LOANS – 3.14%
Anchor BanCorp Wisconsin Inc.	118,936	3,604,950
BankAtlantic Bancorp Inc. Class A	229,186	3,297,987
BankUnited Financial Corp. Class A	162,253	4,387,321
Berkshire Hills Bancorp Inc.	38,287	1,337,748
Beverly Hills Bancorp Inc.	71,485	757,741
BFC Financial Corp. Class A(1)	116,176	760,953
Brookline Bancorp Inc.	319,481	4,948,761
Clifton Savings Bancorp Inc.	70,117	749,551
Commercial Capital Bancorp Inc.	175,165	2,462,820
Dime Community Bancshares	139,695	2,007,417
Fidelity Bankshares Inc.	91,731	3,084,914
First Defiance Financial Corp.	36,585	963,649
First Financial Holdings Inc.	64,819	2,054,762
First Niagara Financial Group Inc.	566,466	8,304,392
First Place Financial Corp.	78,667	1,950,942
FirstFed Financial Corp.(1)	86,622	5,180,862
Flagstar Bancorp Inc.	181,218	2,736,392
Flushing Financial Corp.	100,498	1,754,695
Franklin Bank Corp. (Texas)(1)	106,134	2,040,957
Harbor Florida Bancshares Inc.(2)	34,043	1,289,208
Horizon Financial Corp.	53,327	1,363,038
Investors Bancorp Inc.(1)	195,841	2,730,024
ITLA Capital Corp.	30,238	1,458,076
Kearny Financial Corp.	114,668	1,574,392

KNBT Bancorp Inc.	161,621	2,642,503
MAF Bancorp Inc.	176,902	7,743,001
NASB Financial Inc.	2,425	83,081
NewAlliance Bancshares Inc.	305,679	4,410,948
Northwest Bancorp Inc.	102,839	2,546,294
OceanFirst Financial Corp.	42,732	1,046,934
Partners Trust Financial Group Inc.	261,486	3,116,913
PennFed Financial Services Inc.	47,445	909,521
PFF Bancorp Inc.	80,517	2,714,228
Provident Financial Holdings Inc.	25,638	835,799
Provident Financial Services Inc.	356,394	6,450,731
Provident New York Bancorp	201,906	2,618,721
Rockville Financial Inc.(1)	39,027	559,257
Sound Federal Bancorp Inc.	25,152	517,880
Sterling Financial Corp. (Washington)	181,274	5,256,946
TierOne Corp.	94,952	3,223,620
United Community Financial Corp.	142,307	1,724,761
United Financial Bancorp Inc.	29,331	352,852
Wauwatosa Holdings Inc.(1)(2)	36,331	494,102
Westfield Financial Inc.	4,820	119,054
WSFS Financial Corp.	28,372	1,782,613

		109,951,311
SEMICONDUCTORS – 2.83%
Actel Corp.(1)	124,603	1,986,172
Advanced Analogic Technologies Inc.(1)	22,825	260,205
AMIS Holdings Inc.(1)	31,024	281,077
Amkor Technology Inc.(1)	176,753	1,527,146
Applied Micro Circuits Corp.(1)	961,579	3,913,627
Asyst Technologies Inc.(1)	250,168	2,604,249
Atmel Corp.(1)	805,260	3,800,827
Axcelis Technologies Inc.(1)	523,511	3,067,774
Brooks Automation Inc.(1)	127,816	1,820,100
Cabot Microelectronics Corp.(1)(2)	20,498	760,476
Cirrus Logic Inc.(1)	28,751	243,808
Cohu Inc.	79,810	1,693,568
Conexant Systems Inc.(1)	2,449,356	8,450,278
Credence Systems Corp.(1)	307,489	2,256,969
DSP Group Inc.(1)	28,156	816,806
Emulex Corp.(1)	25,045	428,019
Entegris Inc.(1)	547,320	5,823,485
Exar Corp.(1)	111,587	1,593,462
Fairchild Semiconductor International Inc. Class A(1)	466,058	8,887,726
Genesis Microchip Inc.(1)	84,794	1,444,890
Hittite Microwave Corp.(1)	6,868	231,520
Ikanos Communications Inc.(1)	9,462	186,496
Integrated Device Technology Inc.(1)	431,481	6,411,808
Integrated Silicon Solution Inc.(1)	194,047	1,288,472
Kopin Corp.(1)	369,310	1,850,243
Kulicke & Soffa Industries Inc.(1)	55,068	525,349
Lattice Semiconductor Corp.(1)	428,037	2,850,726
Leadis Technology Inc.(1)	87,344	496,114
LTX Corp.(1)	322,651	1,742,315
Mattson Technology Inc.(1)	30,059	360,708
MKS Instruments Inc.(1)	170,816	4,002,219
Pericom Semiconductor Corp.(1)	72,367	713,539
Photronics Inc.(1)	112,655	2,113,408
Pixelworks Inc.(1)	79,389	394,563
PLX Technology Inc.(1)	9,190	115,335
Rambus Inc.(1)	167,898	6,605,107
Rudolph Technologies Inc.(1)	45,733	779,748
Semitool Inc.(1)	77,812	884,722

Skyworks Solutions Inc.(1)	476,641	3,236,392
Spansion Inc. Class A(1)	60,981	902,519
Standard Microsystems Corp.(1)	75,444	1,960,035
TriQuint Semiconductor Inc.(1)	603,275	2,968,113
Ultratech Inc.(1)	7,831	191,703
Veeco Instruments Inc.(1)	60,770	1,418,980
Vitesse Semiconductor Corp.(1)(2)	485,711	1,738,845
Zoran Corp.(1)	158,258	3,462,685

		99,092,328
SOFTWARE – 1.17%
American Reprographics Co.(1)	70,157	2,433,746
AMICAS Inc.(1)	220,227	1,039,471
Atari Inc.(1)	280,782	179,700
Borland Software Corp.(1)	416,597	2,249,624
CSG Systems International Inc.(1)	128,165	2,981,118
Digi International Inc.(1)	20,637	240,834
eFunds Corp.(1)	66,633	1,721,797
EPIQ Systems Inc.(1)(2)	49,662	943,578
Inter-Tel Inc.	89,671	1,922,546
InterVideo Inc.(1)	6,428	69,808
JDA Software Group Inc.(1)	152,329	2,199,631
Keane Inc.(1)	212,061	3,339,961
Lawson Software Inc.(1)	325,161	2,493,985
MapInfo Corp.(1)	17,028	238,733
MoneyGram International Inc.	78,434	2,409,492
MRO Software Inc.(1)	96,804	1,544,992
NetIQ Corp.(1)	208,401	2,323,671
Nuance Communications Inc.(1)	266,613	3,148,700
Open Solutions Inc.(1)	12,969	354,183
Pegasystems Inc.(1)	68,590	559,694
Per-Se Technologies Inc.(1)	42,980	1,145,847
Phoenix Technologies Ltd.(1)	15,966	108,249
QAD Inc.	24,255	181,427
Quest Software Inc.(1)	50,402	841,713
Schawk Inc.	30,153	784,280
SeaChange International Inc.(1)	54,531	423,706
SPSS Inc.(1)	6,388	202,244
SSA Global Technologies Inc.(1)	14,588	233,846
SYNNEX Corp.(1)	44,998	835,163
Taleo Corp. Class A(1)	9,638	125,776
THQ Inc.(1)(2)	61,354	1,588,455
Ulticom Inc.(1)	62,100	667,575
Unica Corp.(1)	7,785	90,228
VeriFone Holdings Inc.(1)	39,706	1,202,695

		40,826,468
TELECOMMUNICATIONS – 5.08%
Adaptec Inc.(1)	584,593	3,232,799
Aeroflex Inc.(1)	361,540	4,963,944
Airspan Networks Inc.(1)	77,307	521,822
Anaren Inc.(1)	90,615	1,764,274
Anixter International Inc.	87,839	4,196,947
Applied Signal Technology Inc.	3,688	73,133
Black Box Corp.	87,983	4,227,583
Broadwing Corp.(1)	376,478	5,549,286
Cbeyond Communications Inc.(1)	12,386	218,613
C-COR Inc.(1)	87,324	763,212
Centennial Communications Corp.	74,969	549,523
CIENA Corp.(1)	2,988,812	15,571,711
Cincinnati Bell Inc.(1)	1,274,541	5,760,925
Commonwealth Telephone Enterprises Inc.	51,069	1,759,327
CommScope Inc.(1)	175,077	4,998,448

Consolidated Communications Holdings Inc.	66,716	1,085,469
CT Communications Inc.	100,092	1,360,250
Ditech Communications Corp.(1)	67,507	705,448
Extreme Networks Inc.(1)	189,790	952,746
FairPoint Communications Inc.	142,745	1,972,736
Finisar Corp.(1)	602,157	2,980,677
Foundry Networks Inc.(1)	234,557	4,259,555
General Communication Inc. Class A(1)	290,486	3,511,976
Glenayre Technologies Inc.(1)	214,396	1,125,579
GlobeTel Communications Corp.(1)(2)	233,792	582,142
Golden Telecom Inc.	44,200	1,328,210
Hypercom Corp.(1)	74,870	696,291
IDT Corp. Class B(1)(2)	287,765	3,185,559
Intrado Inc.(1)	22,434	582,835
Iowa Telecommunications Services Inc.	118,112	2,253,577
Level 3 Communications Inc.(1)(2)	4,269,152	22,114,207
MasTec Inc.(1)	179,327	2,541,064
MRV Communications Inc.(1)(2)	179,693	736,741
NeuStar Inc. Class A(1)	82,722	2,564,382
Newport Corp.(1)	181,225	3,417,904
NTELOS Holdings Corp.(1)	47,093	659,773
Oplink Communications Inc.(1)	76,642	1,328,972
Optical Communication Products Inc.(1)	78,063	240,434
Polycom Inc.(1)	221,819	4,809,036
Powerwave Technologies Inc.(1)(2)	567,424	7,654,550
Preformed Line Products Co.	12,792	433,905
Price Communications Corp.(1)	239,923	4,244,238
RCN Corp.(1)	119,674	3,099,557
RF Micro Devices Inc.(1)	822,924	7,118,293
SafeNet Inc.(1)(2)	72,087	1,908,864
SBA Communications Corp.(1)	55,605	1,301,713
Shenandoah Telecommunications Co.	30,366	1,366,166
SureWest Communications	76,548	1,846,338
Sycamore Networks Inc.(1)	922,655	4,336,479
Talk America Holdings Inc.(1)	156,809	1,337,581
Tekelec(1)	17,018	235,359
3Com Corp.(1)	1,995,450	10,216,704
Time Warner Telecom Inc. Class A(1)(2)	306,766	5,506,450
USA Mobility Inc.(2)	140,470	4,000,586
UTStarcom Inc.(1)	225,686	1,419,565
Valor Communications Group Inc.	62,034	816,367
Wireless Facilities Inc.(1)	133,382	536,196
Zhone Technologies Inc.(1)	578,227	1,549,648

		178,075,669
TEXTILES – 0.22%
Angelica Corp.	47,782	980,487
Dixie Group Inc.(1)	55,761	834,185
G&K Services Inc. Class A	101,362	4,311,939
UniFirst Corp.	48,840	1,622,465

		7,749,076
TOYS, GAMES & HOBBIES – 0.24%
JAKKS Pacific Inc.(1)	105,708	2,826,632
LeapFrog Enterprises Inc.(1)(2)	159,827	1,697,363
RC2 Corp.(1)	58,219	2,317,698
Topps Co. (The)	186,456	1,635,219

		8,476,912
TRANSPORTATION – 0.95%
ABX Air Inc.(1)	123,816	843,187
Arkansas Best Corp.	115,943	4,535,690
Bristow Group Inc.(1)	121,847	3,765,072

Covenant Transport Inc. Class A(1)	40,753	594,994
EGL Inc.(1)	61,803	2,781,135
Forward Air Corp.	17,089	637,249
Frozen Food Express Industries Inc.(1)	78,054	815,664
Genesee & Wyoming Inc. Class A(1)	13,046	400,251
GulfMark Offshore Inc.(1)	77,662	2,159,004
Horizon Lines Inc. Class A(2)	40,199	520,979
Kansas City Southern Industries Inc.(1)(2)	202,425	4,999,898
Kirby Corp.(1)	7,132	485,761
Maritrans Inc.	6,250	152,688
Marten Transport Ltd.(1)	78,104	1,412,901
P.A.M. Transportation Services Inc.(1)	13,548	333,958
RailAmerica Inc.(1)	122,067	1,301,234
SCS Transportation Inc.(1)	79,617	2,317,651
SIRVA Inc.(1)	64,019	546,082
U.S. Xpress Enterprises Inc. Class A(1)	36,889	718,229
USA Truck Inc.(1)	14,140	348,127
Werner Enterprises Inc.	202,526	3,720,403

		33,390,157
TRUCKING & LEASING – 0.43%
AMERCO(1)	43,139	4,269,467
GATX Corp.	228,764	9,445,666
Interpool Inc.	42,443	857,349
TAL International Group Inc.(1)	27,016	651,356

		15,223,838
WATER – 0.40%
American States Water Co.	87,897	3,283,832
California Water Service Group	90,403	4,072,655
Connecticut Water Service Inc.	18,576	487,063
Middlesex Water Co.	59,231	1,121,835
PICO Holdings Inc.(1)	44,900	1,476,761
SJW Corp.	66,266	1,779,242
Southwest Water Co.	113,204	1,804,472

		14,025,860

TOTAL COMMON STOCKS (Cost: $3,078,702,860)		3,504,287,670

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 4.50%
CERTIFICATES OF DEPOSIT (4) – 0.11%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,070,269	1,070,269
Washington Mutual Bank
4.79%, 05/10/06	1,070,270	1,070,270
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,712,433	1,712,433

		3,852,972
COMMERCIAL PAPER (4) – 0.95%
Amstel Funding Corp.
4.40%, 05/08/06	1,070,270	1,065,692
Aspen Funding Corp.
4.90%, 04/03/06	363,892	363,892

Barton Capital Corp.
4.73%, 05/10/06	856,216	852,054
Bryant Park Funding LLC
4.72%, 04/18/06	1,150,091	1,147,829
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	535,135	533,940
CC USA Inc.
4.23%, 04/21/06	642,162	640,804
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	5,351,352	5,340,946
Ebury Finance Ltd.
4.79%, 05/10/06	535,135	532,501
Edison Asset Securitization LLC
4.37%, 05/08/06	1,070,270	1,065,723
Galaxy Funding Inc.
4.23%, 04/18/06	614,335	613,252
Giro Funding Corp.
4.76%, 04/24/06	535,135	533,649
Grampian Funding LLC
4.41%, 05/15/06	1,070,270	1,064,764
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	3,010,606	3,002,412
Liberty Street Funding Corp.
4.73%, 04/18/06	535,135	534,081
Mont Blanc Capital Corp.
4.73%, 04/20/06	3,210,811	3,203,639
Nordea North America Inc.
4.16%, 04/04/06	2,247,568	2,247,308
Park Granada LLC
4.75%, 05/05/06	926,447	922,536
Sigma Finance Inc.
4.16%, 04/06/06	1,284,324	1,283,879
Solitaire Funding Ltd.
4.75%, 05/10/06	642,162	639,027
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	4,354,288	4,345,340
Thunder Bay Funding Inc.
4.76%, 04/18/06	1,056,186	1,054,091
Tulip Funding Corp.
4.80%, 04/28/06	2,140,541	2,133,406

		33,120,765
MEDIUM-TERM NOTES (4) – 0.23%
Dorada Finance Inc.
3.93%, 07/07/06	663,568	663,550
K2 USA LLC
3.94%, 07/07/06	1,284,324	1,284,308
Marshall & Ilsley Bank
5.18%, 12/15/06	2,140,541	2,145,707
Sigma Finance Inc.
5.13%, 03/30/07	749,189	749,189
Toronto-Dominion Bank
3.81%, 06/20/06	2,675,676	2,675,732
US Bank N.A.
2.85%, 11/15/06	428,108	423,230

		7,941,716
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(5)(6)	5,017,150	5,017,150

		5,017,150

REPURCHASE AGREEMENTS (4) – 0.64%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $3,212,133 (collateralized by non-U.S. Government debt securities, value $3,540,854, 3.79% to 6.00%, 11/25/20 to 8/19/44).	$3,210,811	3,210,811
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $5,353,551 (collateralized by non-U.S. Government debt securities, value $5,621,051, 3.82% to 6.58%, 4/21/34 to 11/20/35).	5,351,352	5,351,352
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $5,353,515 (collateralized by U.S. Government obligations, value $5,448,391, 4.50% to 5.00%, 4/1/34 to 3/1/36).	5,351,352	5,351,352
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $4,282,875 (collateralized by non-U.S. Government debt securities, value $4,506,427, 0.00% to 10.00%, 1/1/08 to 1/1/10).	4,281,081	4,281,081
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $2,141,404 (collateralized by U.S. Government obligations, value $2,188,836, 4.76% to 5.80%, 9/1/15 to 2/1/36).	2,140,541	2,140,541
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $2,141,420 (collateralized by non-U.S. Government debt securities, value $2,216,068, 0.00% to 6.91%, 4/3/06 to 3/15/32).	2,140,541	2,140,541

		22,475,678
TIME DEPOSITS (4) – 0.25%
Fifth Third Bank
4.84%, 04/03/06	2,404,726	2,404,726
Societe Generale
4.85%, 04/03/06	2,140,541	2,140,541
UBS AG
4.88%, 04/03/06	4,281,081	4,281,081

		8,826,348
VARIABLE & FLOATING RATE NOTES (4) – 2.18%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(7)	4,944,649	4,945,544
American Express Bank
4.74%, 07/19/06	535,135	535,135
American Express Centurion Bank
4.78%, 06/29/06	856,216	856,216
American Express Credit Corp.
4.76%, 02/05/07	642,162	642,627
ASIF Global Financing
4.95%, 05/30/06(7)	4,067,027	4,068,052
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	1,391,351	1,391,351
Beta Finance Inc.
4.77%, 05/25/06(7)	1,498,378	1,498,356

BMW US Capital LLC
4.72%, 04/16/07(7)	2,140,541	2,140,541
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	171,243	171,243
CC USA Inc.
4.77%, 05/25/06(7)	1,177,297	1,177,280
Commodore CDO Ltd.
4.97%, 12/12/06(7)	535,135	535,135
DEPFA Bank PLC
4.92%, 03/15/07	2,140,541	2,140,541
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	2,140,541	2,140,541
Fifth Third Bancorp.
4.78%, 01/23/07(7)	4,281,081	4,281,081
General Electric Capital Corp.
4.79%, 04/09/07	963,243	963,937
Hartford Life Global Funding Trusts
4.77%, 02/15/07	2,140,541	2,140,541
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	2,140,541	2,140,541
Leafs LLC
4.78%, 01/22/07 - 02/20/07(7)	2,240,660	2,240,660
Marshall & Ilsley Bank
4.73%, 02/15/07	1,177,297	1,177,297
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	3,210,811	3,210,811
Natexis Banques Populaires
4.73%, 04/13/07(7)	1,605,406	1,605,406
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(7)	5,779,460	5,779,673
Northern Rock PLC
4.68%, 02/02/07(7)	2,568,649	2,568,722
Permanent Financing PLC
4.66%, 06/12/06(7)	1,862,270	1,862,272
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	2,140,541	2,140,541
Principal Life Income Funding Trusts
4.70%, 05/10/06	1,605,406	1,605,411
Sedna Finance Inc.
4.75%, 09/20/06(7)	642,162	642,162
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	2,140,541	2,140,541
Strips III LLC
4.86%, 07/24/06(7)	539,717	539,717
SunTrust Bank
4.62%, 04/28/06	3,210,811	3,210,811
Toyota Motor Credit Corp.
4.81%, 04/10/06	963,243	963,243
UniCredito Italiano SpA
4.84%, 06/14/06	2,782,703	2,782,508
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	2,140,541	2,140,541
US Bank N.A.
4.75%, 09/29/06	963,243	963,119
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	3,911,741	3,911,741
Wells Fargo & Co.
4.74%, 03/15/07(7)	1,070,270	1,070,345
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(7)	1,070,270	1,070,229
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(7)	1,284,324	1,284,339

Wind Master Trust
4.82%, 08/25/06(7)	221,610	221,610
Winston Funding Ltd.
4.68%, 04/23/06(7)	1,528,346	1,528,346

		76,428,707

TOTAL SHORT-TERM INVESTMENTS (Cost: $157,663,336)		157,663,336

TOTAL INVESTMENTS IN SECURITIES – 104.50% (Cost: $3,236,366,196)		3,661,951,006

Security	Shares	Value
SHORT POSITIONS (8) – (0.05)%
COMMON STOCKS – (0.05)%
Whirlpool Corp.	(18,815)	(1,721,008)

		(1,721,008)

TOTAL SHORT POSITIONS (Proceeds: $1,720,970)		(1,721,008)
Other Assets, Less Liabilities – (4.45)%		(156,017,975)

NET ASSETS – 100.00%		$3,504,212,023

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	See Note 1.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—100.01%
ADVERTISING—0.26%
ADVO Inc.	4,637	$148,382
Catalina Marketing Corp.	7,514	173,573
Clear Channel Outdoor Holdings Inc. Class A(1)	5,252	123,159
Donnelley (R.H.) Corp.(1)	9,497	553,010
Getty Images Inc.(1)	7,375	552,240
Greenfield Online Inc.(1)	2,232	13,370
Harte-Hanks Inc.	8,539	233,542
Interpublic Group of Companies Inc.(1)	63,769	609,632
Lamar Advertising Co.(1)	12,705	668,537
Marchex Inc. Class B(1)(2)	3,056	65,704
Omnicom Group Inc.	27,651	2,301,946
ValueVision Media Inc. Class A(1)	3,989	50,979
Ventiv Health Inc.(1)	4,304	142,979

		5,637,053
AEROSPACE & DEFENSE—1.87%
AAR Corp.(1)	5,479	156,042
Alliant Techsystems Inc.(1)	5,557	428,834
Argon ST Inc.(1)	1,386	46,473
Armor Holdings Inc.(1)	5,183	302,117
BE Aerospace Inc.(1)	11,195	281,218
Boeing Co. (The)	124,602	9,710,234
Curtiss-Wright Corp.	3,283	217,335
DRS Technologies Inc.	5,735	314,679
EDO Corp.	2,322	71,634
Esterline Technologies Corp.(1)	3,727	159,329
GenCorp Inc.(1)	8,328	171,140
General Dynamics Corp.	60,428	3,866,183
Goodrich (B.F.) Co.	18,153	791,652
HEICO Corp.	3,264	103,436
Herley Industries Inc.(1)	1,849	38,607
Innovative Solutions & Support Inc.(1)	1,883	24,479
K&F Industries Holdings Inc.(1)	2,628	43,625
Kaman Corp.	3,437	86,475
L-3 Communications Holdings Inc.	17,909	1,536,413
Lockheed Martin Corp.	55,701	4,184,816
Moog Inc. Class A(1)	5,486	194,698
MTC Technologies Inc.(1)	1,472	41,201
Northrop Grumman Corp.	54,145	3,697,562
Orbital Sciences Corp.(1)	8,526	134,881
Raytheon Co.	68,190	3,125,830
Rockwell Collins Inc.	26,896	1,515,590
Sequa Corp. Class A(1)	927	90,661
Teledyne Technologies Inc.(1)	5,086	181,062
Triumph Group Inc.(1)	2,344	103,745
United Industrial Corp.(2)	1,468	89,445
United Technologies Corp.	154,355	8,947,959

		40,657,355

AGRICULTURE—1.49%
Alico Inc.	568	25,810
Alliance One International Inc.	12,654	61,498
Altria Group Inc.	312,280	22,128,161
Andersons Inc.	1,031	80,655
Archer-Daniels-Midland Co.	98,990	3,331,013
Delta & Pine Land Co.	5,406	163,045
Loews Corp. - Carolina Group	10,279	485,888
Maui Land & Pineapple Co. Inc.(1)	485	18,309
Monsanto Co.	40,438	3,427,120
Reynolds American Inc.	12,902	1,361,161
Tejon Ranch Co.(1)	1,332	65,095
Universal Corp.	3,885	142,851
UST Inc.	24,906	1,036,090
Vector Group Ltd.	4,535	86,437

		32,413,133
AIRLINES—0.20%
AirTran Holdings Inc.(1)	13,194	238,943
Alaska Air Group Inc.(1)	5,032	178,384
AMR Corp.(1)	27,116	733,488
Continental Airlines Inc. Class B(1)(2)	12,810	344,589
ExpressJet Holdings Inc.(1)	6,598	49,089
Frontier Airlines Inc.(1)	5,404	41,611
JetBlue Airways Corp.(1)	22,829	244,727
MAIR Holdings Inc.(1)	1,541	7,212
Mesa Air Group Inc.(1)	5,244	59,991
Pinnacle Airlines Corp.(1)	2,420	16,117
Republic Airways Holdings Inc.(1)	2,374	35,159
SkyWest Inc.	8,758	256,347
Southwest Airlines Co.	118,330	2,128,757
World Air Holdings Inc.(1)	3,816	37,473

		4,371,887
APPAREL—0.43%
Carter’s Inc.(1)	2,772	187,082
Cherokee Inc.	1,073	43,210
Coach Inc.(1)	56,884	1,967,049
Columbia Sportswear Co.(1)	2,279	121,539
Crocs Inc.(1)	1,492	37,524
Deckers Outdoor Corp.(1)	1,495	60,607
DHB Industries Inc.(1)	4,228	20,210
Guess? Inc.(1)	2,416	94,490
Gymboree Corp.(1)	4,702	122,440
Hartmarx Corp.(1)	3,968	35,355
Jones Apparel Group Inc.	17,837	630,895
Kellwood Co.	3,870	121,479
K-Swiss Inc. Class A	3,801	114,562
Liz Claiborne Inc.	16,531	677,440
Maidenform Brands Inc.(1)	2,063	22,714
Nike Inc. Class B	28,304	2,408,670
Oxford Industries Inc.	2,142	109,520
Perry Ellis International Inc.(1)	1,337	30,256
Phillips-Van Heusen Corp.	4,858	185,624
Polo Ralph Lauren Corp.	8,343	505,669
Quiksilver Inc.(1)	17,794	246,625
Russell Corp.	4,858	67,040
Skechers U.S.A. Inc. Class A(1)	3,311	82,543
Steven Madden Ltd.	2,067	73,378
Stride Rite Corp.	5,452	78,945
Timberland Co. Class A(1)	7,905	270,588
VF Corp.	13,151	748,292
Volcom Inc.(1)	750	26,647

Warnaco Group Inc. (The)(1)	6,882	165,168
Weyco Group Inc.	783	17,617
Wolverine World Wide Inc.	8,735	193,306

		9,466,484
AUTO MANUFACTURERS—0.30%
A.S.V. Inc.(1)	2,673	86,124
Ford Motor Co.	266,692	2,122,868
General Motors Corp.(2)	69,752	1,483,625
Navistar International Corp.(1)	9,317	256,963
Oshkosh Truck Corp.	10,968	682,648
PACCAR Inc.	26,213	1,847,492
Wabash National Corp.	4,594	90,731

		6,570,451
AUTO PARTS & EQUIPMENT—0.25%
Accuride Corp.(1)	1,695	19,492
Aftermarket Technology Corp.(1)	3,304	74,703
American Axle & Manufacturing Holdings Inc.	6,346	108,707
ArvinMeritor Inc.	10,559	157,435
Autoliv Inc.	12,648	715,624
Bandag Inc.	1,713	71,723
BorgWarner Inc.	8,478	509,019
Commercial Vehicle Group Inc.(1)	2,210	42,454
Cooper Tire & Rubber Co.	9,759	139,944
Goodyear Tire & Rubber Co. (The)(1)	23,371	338,412
Hayes Lemmerz International Inc.(1)	5,274	14,398
Johnson Controls Inc.	28,958	2,198,781
Keystone Automotive Industries Inc.(1)	2,427	102,444
Lear Corp.(2)	10,123	179,481
Modine Manufacturing Co.	5,221	154,019
Noble International Ltd.	1,771	29,983
R & B Inc.(1)	1,712	17,548
Standard Motor Products Inc.	2,205	19,580
Strattec Security Corp.(1)	538	20,062
Superior Industries International Inc.(2)	3,336	64,585
Tenneco Inc.(1)	6,471	140,356
Titan International Inc.	2,365	40,820
TRW Automotive Holdings Corp.(1)	6,437	149,982
Visteon Corp.(1)	19,251	88,555

		5,398,107
BANKS—6.49%
Alabama National Bancorp	2,064	141,178
AMCORE Financial Inc.	3,239	102,417
AmericanWest Bancorporation(1)	1,640	43,411
Ameris Bancorp	1,950	45,357
Ames National Corp.	1,207	29,306
AmSouth Bancorp	53,293	1,441,576
Arrow Financial Corp.	1,543	42,278
Associated Bancorp	20,589	699,614
Banc Corp. (The)(1)	2,174	25,762
BancFirst Corp.	1,162	50,663
Bancorp Inc. (The)(1)	1,571	38,568
BancorpSouth Inc.	11,868	284,951
BancTrust Financial Group Inc.	1,326	29,371
Bank Mutual Corp.	8,732	103,387
Bank of America Corp.	702,162	31,976,458
Bank of Granite Corp.	2,073	42,020
Bank of Hawaii Corp.	7,880	420,083
Bank of New York Co. Inc. (The)	117,100	4,220,284
Bank of the Ozarks Inc.(2)	1,696	61,904
BankFinancial Corp.(1)	3,803	60,544

Banner Corp.	1,633	55,522
BB&T Corp.	82,383	3,229,414
BOK Financial Corp.	3,432	163,192
Boston Private Financial Holdings Inc.	5,233	176,823
Camden National Corp.	1,118	42,931
Capital City Bank Group Inc.	1,840	65,412
Capital Corp of the West	1,408	51,702
Capital Crossing Bank(1)	745	23,736
Capitol Bancorp Ltd.	1,979	92,518
Cardinal Financial Corp.	3,635	49,182
Cascade Bancorp	2,456	72,575
Cathay General Bancorp	6,855	258,022
Centennial Bank Holdings Inc.(1)	9,180	107,406
Center Financial Corp.	1,622	39,301
Central Pacific Financial Corp.	4,519	165,938
Chemical Financial Corp.	3,782	122,196
Chittenden Corp.	7,002	202,848
Citizens & Northern Corp.	1,347	32,597
Citizens Banking Corp.	6,473	173,800
City Bank	1,227	57,105
City Holding Co.	2,779	102,239
City National Corp.	6,217	477,403
Coastal Financial Corp.	2,556	35,171
CoBiz Inc.	2,105	43,363
Colonial BancGroup Inc. (The)	23,477	586,925
Colony Bankcorp Inc.(2)	756	16,662
Columbia Banking System Inc.	2,296	76,824
Comerica Inc.	25,486	1,477,423
Commerce Bancorp Inc.	26,178	959,424
Commerce Bancshares Inc.	9,506	491,175
Commercial Bankshares Inc.	762	26,883
Community Bancorp(1)	751	23,258
Community Bank System Inc.	4,660	104,058
Community Banks Inc.	3,242	92,267
Community Trust Bancorp Inc.	2,190	74,241
Compass Bancshares Inc.	18,651	943,927
Corus Bankshares Inc.	2,810	167,026
Cullen/Frost Bankers Inc.	8,185	439,944
CVB Financial Corp.	8,730	149,283
East West Bancorp Inc.	8,419	324,552
Enterprise Financial Services Corp.	1,273	34,867
EuroBancshares Inc.(1)	1,326	15,634
Farmers Capital Bank Corp.	978	30,924
Fifth Third Bancorp	71,472	2,813,138
Financial Institutions Inc.	1,279	24,160
First BanCorp (Puerto Rico)	10,328	127,654
First Bancorp Inc. (North Carolina)	1,669	37,352
First Busey Corp. Class A	2,046	43,171
First Charter Corp.	4,571	112,904
First Citizens BancShares Inc. Class A	902	174,086
First Commonwealth Financial Corp.	10,375	152,097
First Community Bancorp	2,494	143,804
First Community Bancshares Inc.(2)	1,451	46,403
First Financial Bancorp	4,850	80,704
First Financial Bankshares Inc.(2)	2,729	104,521
First Financial Corp.	2,098	62,520
First Horizon National Corp.	18,732	780,188
First Indiana Corp.	2,042	56,972
First Merchants Corp.	2,809	74,495
First Midwest Bancorp Inc.	7,427	271,605
First Oak Brook Bancshares Inc. Class A	1,052	28,141
First Regional Bancorp(1)	351	31,285
First Republic Bank	3,265	123,482

1st Source Corp.	1,769	53,035
First South Bancorp Inc.(2)	788	29,842
First State Bancorp	2,647	70,304
FirstMerit Corp.	12,581	310,247
FNB Corp. (Pennsylvania)	8,422	144,016
FNB Corp. (Virginia)	1,092	37,106
Fremont General Corp.	9,731	209,800
Frontier Financial Corp.	3,938	130,112
Fulton Financial Corp.	24,931	428,813
GB&T Bancshares Inc.(2)	1,819	40,655
Glacier Bancorp Inc.	4,635	143,917
Gold Banc Corp Inc.	5,947	108,949
Great Southern Bancorp Inc.	1,602	46,266
Greater Bay Bancorp	7,648	212,156
Greene County Bancshares Inc.	1,299	37,944
Hancock Holding Co.	4,050	188,406
Hanmi Financial Corp.	5,982	108,035
Harleysville National Corp.	4,205	95,622
Heartland Financial USA Inc.	1,642	38,751
Heritage Commerce Corp.	1,807	45,175
Huntington Bancshares Inc.	38,841	937,233
IBERIABANK Corp.	1,478	83,610
Independent Bank Corp. (Massachusetts)	2,263	72,755
Independent Bank Corp. (Michigan)	3,289	93,572
Integra Bank Corp.	2,359	53,927
Interchange Financial Services Corp.	2,732	51,908
International Bancshares Corp.	6,838	196,456
Investors Financial Services Corp.	10,074	472,168
Irwin Financial Corp.	2,718	52,539
KeyCorp	61,471	2,262,133
Lakeland Bancorp Inc.(2)	2,814	43,786
Lakeland Financial Corp.	941	43,992
M&T Bank Corp.	11,538	1,316,947
Macatawa Bank Corp.	1,505	57,055
Main Street Banks Inc.	2,298	59,472
MainSource Financial Group Inc.	1,907	36,042
Marshall & Ilsley Corp.	34,562	1,506,212
MB Financial Inc.	3,265	115,581
MBT Financial Corp.	2,318	38,942
Mellon Financial Corp.	63,813	2,271,743
Mercantile Bank Corp.	1,094	42,775
Mercantile Bankshares Corp.	18,037	693,523
Mid-State Bancshares	3,495	102,858
Midwest Banc Holdings Inc.	2,046	53,073
Nara Bancorp Inc.	2,966	52,053
National City Corp.	85,447	2,982,100
National Penn Bancshares Inc.	7,036	149,726
NBC Capital Corp.	1,093	25,062
NBT Bancorp Inc.	5,193	120,737
North Fork Bancorp Inc.	72,015	2,076,192
Northern Empire Bancshares(1)	1,305	32,951
Northern Trust Corp.	29,704	1,559,460
Old National Bancorp	10,309	223,087
Old Second Bancorp Inc.	1,964	64,478
Omega Financial Corp.	1,836	62,167
Oriental Financial Group Inc.	3,055	44,145
Pacific Capital Bancorp	6,836	231,330
Park National Corp.(2)	1,829	194,789
Peapack-Gladstone Financial Corp.	1,193	30,553
Pennsylvania Commerce Bancorp Inc.(1)	677	20,412
Peoples Bancorp Inc.	1,470	44,100
Pinnacle Financial Partners Inc.(1)	1,777	48,761
Placer Sierra Bancshares	1,049	29,949

PNC Financial Services Group	42,751	2,877,570
Popular Inc.	41,821	868,204
Preferred Bank	624	31,506
PremierWest Bancorp	2,083	38,535
PrivateBancorp Inc.(2)	2,516	104,389
Prosperity Bancshares Inc.(2)	3,143	94,950
Provident Bankshares Corp.(2)	5,013	182,724
R&G Financial Corp. Class B	4,201	53,185
Regions Financial Corp.	69,951	2,460,177
Renasant Corp.	1,617	59,732
Republic Bancorp Inc.	11,442	137,762
Republic Bancorp Inc. Class A	1,181	23,992
Royal Bancshares of Pennsylvania Class A	749	18,365
S&T Bancorp Inc.	3,947	144,381
Sandy Spring Bancorp Inc.	2,246	85,326
Santander BanCorp	733	18,618
SCBT Financial Corp.	1,250	43,850
Seacoast Banking Corp. of Florida	1,853	53,941
Security Bank Corp.	1,778	44,930
Sierra Bancorp	753	19,397
Signature Bank(1)	1,712	55,794
Simmons First National Corp. Class A	2,222	66,127
Sky Financial Group Inc.	14,403	381,679
South Financial Group Inc. (The)	10,931	285,846
Southside Bancshares Inc.	1,456	29,455
Southwest Bancorp Inc.	1,957	43,524
State Bancorp Inc.	1,379	21,085
State National Bancshares Inc.	720	19,620
State Street Corp.	49,907	3,015,880
Sterling Bancorp	2,929	60,337
Sterling Bancshares Inc.	6,737	121,603
Sterling Financial Corp. (Pennsylvania)	3,915	85,504
Suffolk Bancorp(2)	1,613	55,971
Summit Bancshares Inc.	1,646	31,718
Summit Financial Group Inc.	701	14,118
Sun Bancorp Inc. (New Jersey)(1)	1,887	36,797
SunTrust Banks Inc.	54,506	3,965,857
Susquehanna Bancshares Inc.	7,016	180,802
SVB Financial Group(1)(2)	5,340	283,287
SY Bancorp Inc.	1,776	46,922
Synovus Financial Corp.	46,997	1,273,149
Taylor Capital Group Inc.	696	27,276
TCF Financial Corp.	20,316	523,137
TD Banknorth Inc.	18,546	544,325
Texas Capital Bancshares Inc.(1)	3,431	82,344
Texas Regional Bancshares Inc. Class A	6,911	203,797
Tompkins Trustco Inc.	998	48,054
TriCo Bancshares	1,859	52,647
TrustCo Bank Corp. NY(2)	11,445	139,286
Trustmark Corp.	7,143	226,005
U.S. Bancorp	276,360	8,428,980
UCBH Holdings Inc.	13,747	260,093
UMB Financial Corp.	2,319	162,863
Umpqua Holdings Corp.	6,785	193,372
Union Bankshares Corp.	1,314	60,063
UnionBanCal Corp.	8,500	596,360
United Bancshares Inc.	5,577	213,432
United Community Banks Inc.	4,755	133,853
United Security Bancshares Inc.	979	26,227
Univest Corp. of Pennsylvania	1,669	42,493
USB Holding Co. Inc.	1,715	39,342
Valley National Bancorp	16,263	416,658
Vineyard National Bancorp	1,255	36,771

Virginia Commerce Bancorp Inc.(1)	1,313	47,202
Virginia Financial Group Inc.	1,071	42,861
W Holding Co. Inc.	16,423	129,249
Wachovia Corp.	243,785	13,664,149
Washington Trust Bancorp Inc.	1,856	52,098
Webster Financial Corp.	8,140	394,464
Wells Fargo & Co.	254,434	16,250,700
WesBanco Inc.	3,364	110,373
West Bancorporation	2,618	51,915
West Coast Bancorp	2,270	63,446
Westamerica Bancorp	4,938	256,381
Western Alliance Bancorp(1)	535	19,875
Western Sierra Bancorp	967	43,844
Whitney Holding Corp.	9,432	334,459
Wilmington Trust Corp.	10,184	441,476
Wilshire Bancorp Inc.	2,350	43,686
Wintrust Financial Corp.	3,546	206,271
Yardville National Bancorp	1,237	45,522
Zions Bancorporation	15,688	1,297,868

		141,542,838
BEVERAGES—1.69%
Anheuser-Busch Companies Inc.	117,068	5,006,998
Boston Beer Co. Inc. Class A(1)	1,485	38,625
Brown-Forman Corp. Class B	8,423	648,318
Coca-Cola Bottling Co. Consolidated	696	32,016
Coca-Cola Co. (The)	314,054	13,149,441
Coca-Cola Enterprises Inc.	45,516	925,795
Constellation Brands Inc.(1)	28,852	722,743
Farmer Brothers Co.	988	22,032
Green Mountain Coffee Roasters Inc.(1)	673	26,732
Hansen Natural Corp.(1)(2)	2,260	284,873
Molson Coors Brewing Co. Class B	7,043	483,291
National Beverage Corp.	1,152	13,329
Peet’s Coffee & Tea Inc.(1)(2)	2,145	64,350
Pepsi Bottling Group Inc.	21,086	640,804
PepsiAmericas Inc.	10,265	250,979
PepsiCo Inc.	252,507	14,592,380

		36,902,706
BIOTECHNOLOGY—1.68%
Aastrom Biosciences Inc.(1)	14,601	29,640
Affymetrix Inc.(1)	10,041	330,650
Alexion Pharmaceuticals Inc.(1)	4,634	164,136
Amgen Inc.(1)	186,600	13,575,150
Applera Corp. - Celera Genomics Group(1)	11,043	129,093
Arena Pharmaceuticals Inc.(1)(2)	6,801	123,166
ARIAD Pharmaceuticals Inc.(1)	9,180	60,404
ArQule Inc.(1)	4,759	27,317
Barrier Therapeutics Inc.(1)	2,052	19,863
Biogen Idec Inc.(1)	51,965	2,447,552
Bio-Rad Laboratories Inc. Class A(1)	2,672	166,599
Cambrex Corp.	4,088	79,880
Celgene Corp.(1)	50,314	2,224,885
Cell Genesys Inc.(1)(2)	6,806	54,312
Charles River Laboratories International Inc.(1)	10,800	529,416
Chiron Corp.(1)	17,174	786,741
Coley Pharmaceutical Group Inc.(1)(2)	916	13,877
Cotherix Inc.(1)	2,079	19,002
CuraGen Corp.(1)	7,126	35,701
Curis Inc.(1)	7,936	18,888
deCODE genetics Inc.(1)	8,017	69,507
Digene Corp.(1)	2,453	95,912

Diversa Corp.(1)	3,468	31,593
Encysive Pharmaceuticals Inc.(1)(2)	8,545	41,785
Enzo Biochem Inc.(1)	4,010	54,135
Enzon Pharmaceuticals Inc.(1)	6,840	55,404
Exelixis Inc.(1)	12,576	151,038
Genentech Inc.(1)	69,933	5,910,038
Genitope Corp.(1)	4,382	38,123
Genomic Health Inc.(1)	747	7,746
Genzyme Corp.(1)	38,041	2,557,116
Geron Corp.(1)(2)	9,908	82,335
GTx Inc.(1)	1,206	13,170
Human Genome Sciences Inc.(1)	19,558	212,595
ICOS Corp.(1)	9,564	210,886
Illumina Inc.(1)	5,387	127,941
Immunogen Inc.(1)	6,277	27,242
Incyte Corp.(1)	12,197	73,426
Integra LifeSciences Holdings Corp.(1)	2,918	119,580
InterMune Inc.(1)(2)	3,865	71,657
Invitrogen Corp.(1)	7,366	516,578
Keryx Biopharmaceuticals Inc.(1)	4,166	79,612
Lexicon Genetics Inc.(1)	9,156	50,724
LifeCell Corp.(1)	4,729	106,639
Marshall Edwards Inc.(1)(2)	1,228	6,852
Martek Biosciences Corp.(1)(2)	4,797	157,486
Maxygen Inc.(1)	3,636	30,106
MedImmune Inc.(1)	37,398	1,368,019
Millennium Pharmaceuticals Inc.(1)	46,199	467,072
Millipore Corp.(1)	8,021	586,014
Momenta Pharmaceuticals Inc.(1)	1,351	26,561
Monogram Biosciences Inc.(1)	19,985	36,772
Myogen Inc.(1)	3,142	113,835
Myriad Genetics Inc.(1)	5,971	155,783
Nanogen Inc.(1)(2)	9,325	28,161
Nektar Therapeutics(1)	12,891	262,719
Northfield Laboratories Inc.(1)(2)	3,616	36,160
Orchid Cellmark Inc.(1)	3,478	19,964
PDL BioPharma Inc.(1)	17,053	559,338
Regeneron Pharmaceuticals Inc.(1)	5,137	85,428
Savient Pharmaceuticals Inc.(1)	9,179	48,924
Seattle Genetics Inc.(1)	4,201	21,677
Serologicals Corp.(1)(2)	5,277	129,075
StemCells Inc.(1)(2)	9,113	32,625
Stratagene Corp.	1,207	13,277
SuperGen Inc.(1)	7,403	42,049
Telik Inc.(1)	7,928	153,486
Tercica Inc.(1)	2,234	14,968
Vertex Pharmaceuticals Inc.(1)	16,285	595,868

		36,533,273
BUILDING MATERIALS—0.42%
AAON Inc.(1)	1,254	29,983
American Standard Companies Inc.	28,188	1,208,138
Apogee Enterprises Inc.	4,203	70,947
Builders FirstSource Inc.(1)	1,897	43,081
Comfort Systems USA Inc.	5,842	78,867
Drew Industries Inc.(1)	2,299	81,729
Eagle Materials Inc.(2)	7,931	505,681
ElkCorp	2,976	100,440
Florida Rock Industries Inc.(2)	7,026	395,002
Genlyte Group Inc. (The)(1)	3,614	246,258
Interline Brands Inc.(1)	1,792	45,212
Lafarge North America Inc.	5,162	433,608
Lennox International Inc.	8,540	255,004

LSI Industries Inc.	2,876	49,007
Martin Marietta Materials Inc.	7,045	754,026
Masco Corp.	65,396	2,124,716
Mestek Inc.(1)	399	5,019
NCI Building Systems Inc.(1)(2)	3,142	187,797
Simpson Manufacturing Co. Inc.	5,501	238,193
Texas Industries Inc.	3,432	207,602
Trex Co. Inc.(1)(2)	1,684	53,383
Universal Forest Products Inc.	2,416	153,392
USG Corp.(1)	5,534	525,509
Vulcan Materials Co.	15,380	1,332,677

		9,125,271
CHEMICALS—1.49%
Air Products & Chemicals Inc.	34,572	2,322,893
Airgas Inc.	9,450	369,400
Albemarle Corp.	5,488	248,881
American Vanguard Corp.	1,627	49,705
Arch Chemicals Inc.	3,495	106,248
Ashland Inc.	9,845	699,783
Balchem Corp.	1,652	38,112
Cabot Corp.	9,456	321,409
Celanese Corp. Class A	7,460	156,436
CF Industries Holdings Inc.	6,308	107,173
Chemtura Corp.	34,990	412,182
Cytec Industries Inc.	6,086	365,221
Dow Chemical Co. (The)	144,947	5,884,848
Du Pont (E.I.) de Nemours and Co.	138,632	5,851,657
Eastman Chemical Co.	12,147	621,683
Ecolab Inc.	27,602	1,054,396
Engelhard Corp.	18,225	721,892
Ferro Corp.	6,307	126,140
FMC Corp.	5,646	349,939
Fuller (H.B.) Co.	4,379	224,818
Georgia Gulf Corp.	5,076	131,925
Grace (W.R.) & Co.(1)	10,221	135,939
Hercules Inc.(1)	16,925	233,565
Huntsman Corp.(1)	9,029	174,260
Innospec Inc.	1,783	45,698
International Flavors & Fragrances Inc.	14,225	488,202
Kronos Worldwide Inc.	488	14,816
Lubrizol Corp.	10,177	436,084
Lyondell Chemical Co.	30,056	598,114
MacDermid Inc.	4,502	144,739
Minerals Technologies Inc.	3,053	178,326
Mosaic Co. (The)(1)	19,448	279,079
NewMarket Corp.	2,619	124,638
NL Industries Inc.	1,322	14,053
Olin Corp.	10,742	230,631
OM Group Inc.(1)	4,285	98,555
Pioneer Companies Inc.(1)	1,759	53,649
PolyOne Corp.(1)	13,805	128,663
PPG Industries Inc.	25,907	1,641,208
Praxair Inc.	48,777	2,690,052
Rockwood Holdings Inc.(1)	3,129	72,030
Rohm & Haas Co.	24,174	1,181,383
RPM International Inc.	17,789	319,135
Schulman (A.) Inc.	4,666	115,483
Sensient Technologies Corp.	7,006	126,458
Sherwin-Williams Co. (The)	17,486	864,508
Sigma-Aldrich Corp.	10,412	685,005
Spartech Corp.	4,861	116,664
Stepan Co.	846	24,999

Symyx Technologies Inc.(1)	4,832	134,040
Terra Industries Inc.(1)	13,896	97,967
Tronox Inc. Class B(1)	6,104	103,710
UAP Holding Corp.	4,959	106,618
Valhi Inc.	1,501	26,568
Valspar Corp. (The)	15,255	425,157
Wellman Inc.	5,027	31,972
Westlake Chemical Corp.	1,956	67,580
Zoltek Companies Inc.(1)(2)	1,858	42,474

		32,416,763
COAL—0.21%
Alpha Natural Resources Inc.(1)	4,395	101,700
Arch Coal Inc.	10,763	817,342
CONSOL Energy Inc.	13,772	1,021,332
Foundation Coal Holdings Inc.	3,552	146,129
James River Coal Co.(1)	1,931	65,596
Massey Energy Co.	12,320	444,382
Peabody Energy Corp.	39,434	1,987,868

		4,584,349
COMMERCIAL SERVICES—1.56%
Aaron Rents Inc.	5,817	158,048
ABM Industries Inc.	5,844	112,029
ACE Cash Express Inc.(1)	1,651	41,093
ADESA Inc.	13,387	357,968
Administaff Inc.	3,112	169,168
Advance America Cash Advance Centers Inc.	10,136	145,756
Advisory Board Co. (The)(1)	2,851	159,000
Albany Molecular Research Inc.(1)	3,449	35,042
Alderwoods Group Inc.(1)	6,127	109,673
Alliance Data Systems Corp.(1)	12,622	590,331
AMN Healthcare Services Inc.(1)	1,821	34,089
Apollo Group Inc. Class A(1)	21,614	1,134,951
ARAMARK Corp. Class B	10,798	318,973
Arbitron Inc.	4,670	157,939
Bankrate Inc.(1)	1,479	64,425
Banta Corp.	3,771	196,017
BearingPoint Inc.(1)	27,543	233,840
Block (H & R) Inc.	49,722	1,076,481
Bowne & Co. Inc.	5,229	87,167
Bright Horizons Family Solutions Inc.(1)	4,089	158,367
Career Education Corp.(1)	15,503	584,928
CBIZ Inc.(1)	9,402	75,216
CDI Corp.	1,891	54,404
Cendant Corp.	158,562	2,751,051
Central Parking Corp.	2,592	41,472
Cenveo Inc.(1)	8,018	132,938
Chemed Corp.	3,793	225,077
ChoicePoint Inc.(1)	13,584	607,884
Clark Inc.	2,327	27,482
Coinmach Service Corp. Class A	3,960	37,224
Coinstar Inc.(1)	4,186	108,459
Consolidated Graphics Inc.(1)	1,682	87,666
Convergys Corp.(1)	21,440	390,422
Corinthian Colleges Inc.(1)	12,962	186,653
Corporate Executive Board Co. (The)	6,216	627,194
Corrections Corp. of America(1)	5,872	265,414
CorVel Corp.(1)	974	21,447
CoStar Group Inc.(1)	2,443	126,767
CRA International Inc.(1)	1,641	80,836
Cross Country Healthcare Inc.(1)	4,853	93,954
Deluxe Corp.	7,582	198,421

DeVry Inc.(1)	8,796	200,285
DiamondCluster International Inc. Class A(1)	4,266	45,646
Dollar Thrifty Automotive Group Inc.(1)	3,825	173,655
Donnelley (R.R.) & Sons Co.	32,090	1,049,985
Educate Inc.(1)	2,746	23,396
Education Management Corp.(1)	11,235	467,376
Electro Rent Corp.(1)	2,618	44,506
Equifax Inc.	19,615	730,463
Escala Group Inc.(1)(2)	819	21,450
Euronet Worldwide Inc.(1)	4,687	177,309
Exponent Inc.(1)	1,149	36,366
First Advantage Corp. Class A(1)	1,143	27,638
Forrester Research Inc.(1)	2,050	45,756
FTI Consulting Inc.(1)	5,900	168,327
Gartner Inc.(1)	8,461	118,031
Geo Group Inc. (The)(1)	1,362	45,409
Gevity HR Inc.	4,090	100,041
Global Cash Access Inc.(1)	2,412	42,258
H&E Equipment Services Inc.(1)	1,892	55,095
Healthcare Services Group Inc.(2)	3,682	78,648
HealthSpring Inc.(1)	2,830	52,666
Heartland Payment Systems Inc.(1)	1,266	31,359
Heidrick & Struggles International Inc.(1)	2,882	104,559
Hewitt Associates Inc. Class A(1)	5,747	170,916
Hooper Holmes Inc.	9,200	26,588
Hudson Highland Group Inc.(1)	3,594	68,070
Huron Consulting Group Inc.(1)	955	28,927
Interactive Data Corp.	5,593	131,435
iPayment Holdings Inc.(1)	1,922	82,358
Iron Mountain Inc.(1)	16,525	673,228
ITT Educational Services Inc.(1)	6,257	400,761
Jackson Hewitt Tax Service Inc.	5,315	167,848
Kelly Services Inc. Class A	2,793	75,886
Kenexa Corp.(1)	1,020	31,365
Kforce Inc.(1)	5,077	64,732
Korn/Ferry International(1)	5,315	108,373
Labor Ready Inc.(1)	8,031	192,342
Landauer Inc.	1,358	68,199
Laureate Education Inc.(1)	7,438	397,040
Learning Tree International Inc.(1)	1,243	15,065
LECG Corp.(1)	2,210	42,587
Lincoln Educational Services Corp.(1)	533	9,034
Live Nation Inc.(1)	10,262	203,598
Manpower Inc.	13,589	777,019
MAXIMUS Inc.	2,870	103,263
McGrath RentCorp	3,096	93,066
McKesson Corp.	45,233	2,357,996
Midas Inc.(1)	2,310	50,520
Monro Muffler Brake Inc.	1,563	58,050
Moody’s Corp.	37,978	2,713,908
Morningstar Inc.(1)	1,276	57,127
MPS Group Inc.(1)	15,575	238,297
Navigant Consulting Inc.(1)	7,383	157,627
NCO Group Inc.(1)	4,941	117,349
Odyssey Marine Exploration Inc.(1)	5,409	19,851
PAREXEL International Corp.(1)	4,001	105,786
Paychex Inc.	50,047	2,084,958
Pharmaceutical Product Development Inc.	14,542	503,299
PHH Corp.(1)	7,845	209,462
PRA International(1)	1,642	40,705
Pre-Paid Legal Services Inc.(2)	1,474	52,298
PRG-Schultz International Inc.(1)	5,932	3,617
Providence Service Corp. (The)(1)	1,410	45,853

QC Holdings Inc.(1)	996	12,579
Quanta Services Inc.(1)(2)	17,462	279,741
Rent-A-Center Inc.(1)	10,729	274,555
Rent-Way Inc.(1)	3,985	28,732
Resources Connection Inc.(1)	7,250	180,597
Robert Half International Inc.	25,860	998,455
Rollins Inc.	4,249	86,000
Senomyx Inc.(1)	3,494	57,511
Service Corp. International	46,554	363,121
ServiceMaster Co. (The)	43,711	573,488
SFBC International Inc.(1)(2)	2,776	67,679
Sotheby’s Holdings Inc. Class A(1)	5,572	161,811
Source Interlink Companies Inc.(1)	4,811	54,845
SOURCECORP Inc.(1)	2,293	55,284
Spherion Corp.(1)	9,111	94,754
StarTek Inc.	1,644	38,733
Stewart Enterprises Inc. Class A	15,979	91,240
Strayer Education Inc.	2,217	226,710
TeleTech Holdings Inc.(1)(2)	5,040	55,994
TNS Inc.(1)	1,701	36,027
Traffic.com Inc.(1)	1,028	8,584
United Rentals Inc.(1)(2)	10,141	349,864
Universal Technical Institute Inc.(1)	3,230	97,223
Valassis Communications Inc.(1)	7,535	221,303
Vertrue Inc.(1)	1,110	46,398
Viad Corp.	3,397	116,449
Volt Information Sciences Inc.(1)	1,221	37,314
Watson Wyatt Worldwide Inc.	6,399	208,479
Weight Watchers International Inc.	5,804	298,326
Wright Express Corp.(1)	5,991	168,048

		33,943,737
COMPUTERS—3.78%
Advanced Digital Information Corp.(1)	9,848	86,465
Affiliated Computer Services Inc. Class A(1)	18,060	1,077,460
Agilysys Inc.	4,549	68,508
Ansoft Corp.(1)	943	39,314
Anteon International Corp.(1)	4,174	227,733
Apple Computer Inc.(1)	124,241	7,792,396
BISYS Group Inc. (The)(1)	18,278	246,387
Brocade Communications Systems Inc.(1)	40,103	267,888
CACI International Inc. Class A(1)	4,479	294,494
Cadence Design Systems Inc.(1)	41,682	770,700
Catapult Communications Corp.(1)	1,365	18,154
Ceridian Corp.(1)	22,671	576,977
CIBER Inc.(1)	8,034	51,257
Cognizant Technology Solutions Corp.(1)	20,403	1,213,774
Computer Sciences Corp.(1)	28,842	1,602,173
COMSYS IT Partners Inc.(1)	2,169	23,620
Covansys Corp.(1)	4,524	77,768
Dell Inc.(1)	348,597	10,374,247
Diebold Inc.	10,737	441,291
Dot Hill Systems Corp.(1)	6,365	45,191
DST Systems Inc.(1)	9,593	555,818
Echelon Corp.(1)	4,240	40,026
Electronic Data Systems Corp.	78,251	2,099,474
Electronics For Imaging Inc.(1)	8,593	240,346
EMC Corp.(1)	362,311	4,938,299
FactSet Research Systems Inc.	5,159	228,802
Gateway Inc.(1)	38,119	83,481
Henry (Jack) & Associates Inc.	10,902	249,329
Hewlett-Packard Co.	436,621	14,364,831
Hutchinson Technology Inc.(1)	3,858	116,396

iGATE Corp.(1)	2,881	16,998
IHS Inc. Class A(1)	2,281	62,385
Imation Corp.	5,059	217,082
Integral Systems Inc.	1,640	44,264
Intergraph Corp.(1)	4,311	179,596
International Business Machines Corp.	243,273	20,062,724
InterVoice-Brite Inc.(1)	5,595	48,173
Kanbay International Inc.(1)	4,285	65,389
Komag Inc.(1)	4,360	207,536
Kronos Inc.(1)	4,886	182,688
Lexar Media Inc.(1)	12,014	103,080
Lexmark International Inc.(1)	16,811	762,883
Magma Design Automation Inc.(1)	5,106	44,167
Manhattan Associates Inc.(1)	4,219	92,818
Maxtor Corp.(1)	38,195	365,144
McDATA Corp. Class A(1)	23,566	108,875
Mentor Graphics Corp.(1)	11,889	131,373
Mercury Computer Systems Inc.(1)	3,234	52,391
MICROS Systems Inc.(1)	5,719	263,474
Mobility Electronics Inc.(1)	4,123	34,345
MTS Systems Corp.	3,029	126,703
National Instruments Corp.	8,285	270,257
NCR Corp.(1)	28,149	1,176,347
Ness Technologies Inc.(1)	2,900	36,511
NetScout Systems Inc.(1)	3,312	30,139
Network Appliance Inc.(1)	55,209	1,989,180
Palm Inc.(1)	12,606	291,955
PAR Technology Corp.(1)	1,062	18,840
Perot Systems Corp. Class A(1)	12,281	191,092
Quantum Corp.(1)	28,242	105,625
Rackable Systems Inc.(1)	1,239	65,481
Radiant Systems Inc.(1)	3,662	49,510
RadiSys Corp.(1)(2)	2,911	57,783
Reynolds & Reynolds Co. (The) Class A	9,397	266,875
Rimage Corp.(1)	1,367	30,867
SanDisk Corp.(1)	29,332	1,687,177
SI International Inc.(1)	1,469	51,635
Silicon Storage Technology Inc.(1)	12,885	56,436
SRA International Inc. Class A(1)	4,356	164,352
Stratasys Inc.(1)	1,524	44,928
Sun Microsystems Inc.(1)	513,583	2,634,681
Sykes Enterprises Inc.(1)	3,776	53,544
Synaptics Inc.(1)	3,358	73,842
Synopsys Inc.(1)	21,807	487,386
Syntel Inc.	1,294	24,482
TALX Corp.	4,340	123,603
3D Systems Corp.(1)	1,744	37,269
Tyler Technologies Inc.(1)(2)	5,335	58,685
Unisys Corp.(1)	50,979	351,245
Western Digital Corp.(1)	32,174	625,141

		82,439,555
COSMETICS & PERSONAL CARE—1.65%
Alberto-Culver Co.	11,272	498,561
Avon Products Inc.	71,176	2,218,556
Chattem Inc.(1)	2,692	101,354
Colgate-Palmolive Co.	78,889	4,504,562
Elizabeth Arden Inc.(1)	3,941	91,904
Estee Lauder Companies Inc. (The) Class A	19,313	718,250
Inter Parfums Inc.	750	14,947
Parlux Fragrances Inc.(1)(2)	967	31,186
Procter & Gamble Co.	481,774	27,759,818
Revlon Inc. Class A(1)	21,420	67,687

		36,006,825

DISTRIBUTION & WHOLESALE—0.31%
Aviall Inc.(1)	5,055	192,494
Beacon Roofing Supply Inc.(1)	2,669	108,468
Bell Microproducts Inc.(1)	4,423	27,246
BlueLinx Holdings Inc.	1,611	25,776
Brightpoint Inc.(1)	6,168	191,578
Building Materials Holdings Corp.	4,195	149,510
CDW Corp.	9,407	553,602
Central European Distribution Corp.(1)	2,963	113,927
Directed Electronics Inc.(1)	1,407	23,567
Fastenal Co.	18,831	891,460
Genuine Parts Co.	26,252	1,150,625
Grainger (W.W.) Inc.	11,626	876,019
Handleman Co.	3,246	31,162
Huttig Building Products Inc.(1)	1,934	18,006
Ingram Micro Inc. Class A(1)	19,453	389,060
LKQ Corp.(1)	5,265	109,565
MWI Veterinary Supply Inc.(1)	659	21,681
Navarre Corp.(1)(2)	3,927	16,847
NuCo2 Inc.(1)	1,626	51,609
Owens & Minor Inc.	5,918	193,933
ScanSource Inc.(1)(2)	1,926	116,350
SCP Pool Corp.	7,912	371,152
Tech Data Corp.(1)	8,925	329,422
United Stationers Inc.(1)	5,015	266,296
Watsco Inc.	3,252	231,055
WESCO International Inc.(1)	4,805	326,788

		6,777,198
DIVERSIFIED FINANCIAL SERVICES—7.27%
Accredited Home Lenders Holding Co.(1)(2)	2,627	134,450
Advanta Corp. Class B	2,902	106,997
Affiliated Managers Group Inc.(1)	5,037	536,995
American Express Co.	164,949	8,668,070
AmeriCredit Corp.(1)	19,419	596,746
Ameriprise Financial Inc.	33,030	1,488,332
Asset Acceptance Capital Corp.(1)	1,336	26,012
Asta Funding Inc.	1,587	52,784
Bear Stearns Companies Inc. (The)	17,999	2,496,461
BKF Capital Group Inc.	1,040	13,520
BlackRock Inc.	2,987	418,180
Calamos Asset Management Inc. Class A	3,499	130,863
Capital One Financial Corp.	45,062	3,628,392
CBOT Holdings Inc. Class A(1)(2)	488	58,267
CharterMac	6,129	124,419
Chicago Mercantile Exchange Holdings Inc.	5,165	2,311,337
CIT Group Inc.	30,152	1,613,735
Citigroup Inc.	784,439	37,049,054
Cohen & Steers Inc.	1,305	31,972
CompuCredit Corp.(1)	3,324	122,356
Countrywide Financial Corp.	88,616	3,252,207
Delta Financial Corp.	1,469	14,029
Doral Financial Corp.	13,035	150,554
E*TRADE Financial Corp.(1)	62,814	1,694,722
Eaton Vance Corp.	20,006	547,764
Edwards (A.G.) Inc.	11,561	576,431
Encore Capital Group Inc.(1)(2)	2,218	32,715
eSpeed Inc.(1)	3,343	26,644
Federal Agricultural Mortgage Corp.(2)	1,669	49,102
Federal Home Loan Mortgage Corp.	103,814	6,332,654
Federal National Mortgage Association	145,950	7,501,830

Federated Investors Inc. Class B	12,571	490,898
Financial Federal Corp.	3,984	116,731
First Marblehead Corp. (The)(2)	3,921	169,583
Franklin Resources Inc.	24,358	2,295,498
Friedman, Billings, Ramsey Group Inc. Class A	21,223	199,072
GAMCO Investors Inc. Class A	1,107	44,225
GFI Group Inc.(1)	877	45,525
Goldman Sachs Group Inc. (The)	59,003	9,261,111
Greenhill & Co. Inc.	1,811	119,725
IndyMac Bancorp Inc.	9,417	385,438
IntercontinentalExchange Inc.(1)	2,834	195,688
International Securities Exchange Inc.	1,687	70,264
Investment Technology Group Inc.(1)	5,978	297,704
Janus Capital Group Inc.	33,436	774,712
Jefferies Group Inc.	7,701	450,508
JP Morgan Chase & Co.	530,587	22,093,643
Knight Capital Group Inc. Class A(1)	16,143	224,872
LaBranche & Co. Inc.(1)(2)	8,034	127,018
Legg Mason Inc.	18,676	2,340,663
Lehman Brothers Holdings Inc.	41,708	6,028,057
MarketAxess Holdings Inc.(1)	3,578	43,043
Marlin Business Services Corp.(1)	923	20,398
Merrill Lynch & Co. Inc.	142,131	11,194,238
Morgan Stanley	165,205	10,378,178
Nasdaq Stock Market Inc. (The)(1)	7,653	306,426
National Financial Partners Corp.	5,620	317,642
Nelnet Inc. Class A(1)	2,643	110,081
Nuveen Investments Inc. Class A	7,763	373,788
Ocwen Financial Corp.(1)	5,355	54,728
optionsXpress Holdings Inc.	3,079	89,537
Piper Jaffray Companies Inc.(1)	3,135	172,425
Portfolio Recovery Associates Inc.(1)	2,306	107,990
Raymond James Financial Inc.	14,202	419,796
Rowe (T.) Price Group Inc.	19,660	1,537,609
Sanders Morris Harris Group Inc.	1,905	30,556
Schwab (Charles) Corp. (The)	158,585	2,729,248
SLM Corp.	63,261	3,285,776
Stifel Financial Corp.(1)	1,509	65,898
Student Loan Corp.	597	139,101
SWS Group Inc.	2,257	59,021
TD Ameritrade Holding Corp.	54,264	1,132,490
Thomas Weisel Partners Group Inc.(1)	901	19,732
TradeStation Group Inc.(1)	3,124	43,174
United PanAm Financial Corp.(1)	832	25,709
Waddell & Reed Financial Inc. Class A	11,483	265,257
World Acceptance Corp.(1)	2,882	78,967

		158,519,337
ELECTRIC—2.89%
AES Corp. (The)(1)	98,572	1,681,638
Allegheny Energy Inc.(1)	24,511	829,697
ALLETE Inc.	3,845	179,177
Alliant Energy Corp.	17,337	545,595
Ameren Corp.	29,577	1,473,526
American Electric Power Co. Inc.	57,922	1,970,506
Aquila Inc.(1)	56,212	224,286
Avista Corp.	7,368	152,149
Black Hills Corp.	4,782	162,588
CenterPoint Energy Inc.	46,633	556,332
Central Vermont Public Service Corp.	1,776	37,669
CH Energy Group Inc.(2)	2,417	116,016
Cinergy Corp.	29,840	1,355,034

Cleco Corp.	7,441	166,158
CMS Energy Corp.(1)	32,855	425,472
Consolidated Edison Inc.	36,686	1,595,841
Constellation Energy Group Inc.	26,768	1,464,477
Dominion Resources Inc.	51,343	3,544,207
DPL Inc.	19,043	514,161
DTE Energy Co.	26,206	1,050,599
Duke Energy Corp.	139,841	4,076,365
Duquesne Light Holdings Inc.(2)	11,674	192,621
Edison International	48,798	2,009,502
El Paso Electric Co.(1)	7,079	134,784
Empire District Electric Co. (The)	3,945	87,658
Energy East Corp.	22,263	540,991
Entergy Corp.	31,969	2,203,943
Exelon Corp.	100,803	5,332,479
FirstEnergy Corp.	49,394	2,415,367
FPL Group Inc.	59,238	2,377,813
Great Plains Energy Inc.	11,207	315,477
Hawaiian Electric Industries Inc.(2)	12,266	332,777
IDACORP Inc.	6,345	206,339
ITC Holdings Corp.	1,960	51,450
MDU Resources Group Inc.	17,925	599,591
MGE Energy Inc.	3,066	101,730
Northeast Utilities	22,684	443,019
NorthWestern Corp.	5,337	166,194
NRG Energy Inc.(1)	20,625	932,662
NSTAR	16,022	458,389
OGE Energy Corp.	13,533	392,457
Ormat Technologies Inc.	1,104	42,062
Otter Tail Corp.	4,434	127,211
Pepco Holdings Inc.	28,531	650,221
PG&E Corp.	52,080	2,025,912
Pike Electric Corp.(1)	2,127	44,688
Pinnacle West Capital Corp.	14,769	577,468
PNM Resources Inc.	10,348	252,491
PPL Corp.	57,242	1,682,915
Progress Energy Inc.	37,529	1,650,525
Public Service Enterprise Group Inc.	37,873	2,425,387
Puget Energy Inc.	17,483	370,290
Reliant Energy Inc.(1)	45,565	482,078
SCANA Corp.	17,121	671,828
Sierra Pacific Resources Corp.(1)	30,223	417,380
Southern Co. (The)	112,234	3,677,908
TECO Energy Inc.	31,073	500,897
TXU Corp.	72,281	3,235,298
UIL Holdings Corp.	2,170	113,599
UniSource Energy Corp.	5,221	159,240
Westar Energy Inc.	13,050	271,570
Wisconsin Energy Corp.	17,648	705,744
WPS Resources Corp.	6,047	297,633
Xcel Energy Inc.	60,515	1,098,347

		62,897,428
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
Advanced Energy Industries Inc.(1)	4,230	59,770
American Power Conversion Corp.	25,237	583,227
American Superconductor Corp.(1)	4,836	54,889
AMETEK Inc.	10,527	473,294
Artesyn Technologies Inc.(1)	5,678	62,174
Belden CDT Inc.(2)	6,547	178,275
C&D Technologies Inc.	4,071	37,616
China Energy Savings Technology Inc.(1)(2)(3)	403	2,761

Color Kinetics Inc.(1)	1,966	41,640
Emerson Electric Co.	62,833	5,254,724
Encore Wire Corp.(1)	2,407	81,549
Energizer Holdings Inc.(1)	9,881	523,693
Energy Conversion Devices Inc.(1)	3,968	195,146
EnerSys(1)	6,963	96,089
General Cable Corp.(1)	7,572	229,659
GrafTech International Ltd.(1)	14,410	87,901
Greatbatch Inc.(1)	3,347	73,333
Hubbell Inc. Class B	9,275	475,436
Intermagnetics General Corp.(1)	6,307	157,990
Littelfuse Inc.(1)	3,553	121,264
Medis Technologies Ltd.(1)(2)	2,276	53,099
Molex Inc.	21,062	699,258
Powell Industries Inc.(1)	1,094	23,827
Power-One Inc.(1)	11,485	82,692
Superior Essex Inc.(1)	2,631	66,933
Ultralife Batteries Inc.(1)(2)	2,062	26,497
Universal Display Corp.(1)	3,889	55,924
Valence Technology Inc.(1)(2)	7,307	18,194
Vicor Corp.	2,794	55,126

		9,871,980
ELECTRONICS—0.85%
Agilent Technologies Inc.(1)	64,651	2,427,645
American Science & Engineering Inc.(1)	1,233	115,162
Amphenol Corp. Class A	13,317	694,881
Analogic Corp.	2,088	138,226
Applera Corp. - Applied Biosystems Group	27,582	748,575
Arrow Electronics Inc.(1)	17,819	575,019
Avnet Inc.(1)	21,862	554,858
AVX Corp.	7,763	137,405
Badger Meter Inc.	832	47,407
Bel Fuse Inc. Class B	1,668	58,430
Benchmark Electronics Inc.(1)	6,288	241,145
Brady Corp. Class A	6,196	232,102
Checkpoint Systems Inc.(1)	5,625	151,200
Cogent Inc.(1)	3,588	65,804
Coherent Inc.(1)	4,627	162,454
CTS Corp.	5,375	71,917
Cubic Corp.	2,400	57,456
Cymer Inc.(1)	5,441	247,239
Daktronics Inc.	2,232	81,468
Dionex Corp.(1)	3,023	185,854
Dolby Laboratories Inc. Class A(1)	4,209	87,968
Electro Scientific Industries Inc.(1)	4,214	93,256
Excel Technology Inc.(1)	1,749	51,543
Fargo Electronics(1)	1,914	32,366
FARO Technologies Inc.(1)(2)	1,721	24,524
FEI Co.(1)	3,631	72,075
Fisher Scientific International Inc.(1)	18,076	1,230,072
FLIR Systems Inc.(1)(2)	9,193	261,173
Gentex Corp.	23,580	411,707
Identix Inc.(1)	13,671	108,821
II-VI Inc.(1)	3,414	61,759
International DisplayWorks Inc.(1)	6,661	43,630
Ionatron Inc.(1)(2)	3,796	51,284
Itron Inc.(1)	3,766	225,395
Jabil Circuit Inc.(1)	24,608	1,054,699
Keithley Instruments Inc.	1,888	29,000
KEMET Corp.(1)	13,204	125,042
LaBarge Inc.(1)	1,415	21,154
LeCroy Corp.(1)	1,730	27,074

Lo-Jack Corp.(1)	2,737	65,633
Measurements Specialties Inc.(1)	1,718	44,926
Methode Electronics Inc.	5,270	57,390
Metrologic Instruments Inc.(1)	1,745	40,362
Mettler Toledo International Inc.(1)	6,446	388,952
Molecular Devices Corp.(1)	2,478	82,170
Multi-Fineline Electronix Inc.(1)	1,175	68,726
OSI Systems Inc.(1)	2,216	46,824
Park Electrochemical Corp.	2,939	86,700
Paxar Corp.(1)	5,385	105,384
PerkinElmer Inc.	19,454	456,585
Photon Dynamics Inc.(1)	2,647	49,631
Plexus Corp.(1)	6,594	247,737
Rofin-Sinar Technologies Inc.(1)	2,299	124,445
Rogers Corp.(1)	2,519	137,235
Sanmina-SCI Corp.(1)	78,675	322,567
Solectron Corp.(1)	134,073	536,292
Sonic Solutions Inc.(1)	3,661	66,301
Spatialight Inc.(1)(2)	5,312	18,804
Symbol Technologies Inc.	36,460	385,747
Sypris Solutions Inc.	1,416	13,353
Taser International Inc.(1)(2)	8,978	95,077
Technitrol Inc.	6,028	144,551
Tektronix Inc.	12,510	446,732
Thermo Electron Corp.(1)	24,322	902,103
Thomas & Betts Corp.(1)	9,016	463,242
Trimble Navigation Ltd.(1)	7,933	357,382
TTM Technologies Inc.(1)	6,389	92,577
Varian Inc.(1)	4,832	198,982
Viisage Technology Inc.(1)(2)	2,181	38,189
Vishay Intertechnology Inc.(1)	25,213	359,033
Waters Corp.(1)	16,188	698,512
Watts Water Technologies Inc. Class A	3,807	138,346
Woodward Governor Co.	4,432	147,364
X-Rite Inc.	3,026	40,185

		18,474,828
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(1)	16,364	272,788
Evergreen Solar Inc.(1)(2)	6,356	97,882
FuelCell Energy Inc.(1)(2)	7,180	82,355
Headwaters Inc.(1)(2)	6,232	247,971
KFx Inc.(1)	10,438	189,972
Pacific Ethanol Inc.(1)(2)	375	8,096
Plug Power Inc.(1)	7,594	37,970
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	6,285	22,500
SunPower Corp. Class A(1)(2)	1,179	44,991
Syntroleum Corp.(1)	5,726	47,354

		1,051,879
ENGINEERING & CONSTRUCTION—0.17%
Dycom Industries Inc.(1)	6,003	127,564
EMCOR Group Inc.(1)	4,578	227,343
Fluor Corp.	13,048	1,119,518
Granite Construction Inc.	5,261	256,105
Infrasource Services Inc.(1)	1,837	31,615
Insituform Technologies Inc. Class A(1)	3,952	105,123
Jacobs Engineering Group Inc.(1)	8,661	751,255
Layne Christensen Co.(1)	1,670	55,978
Perini Corp.(1)	2,928	88,923
Shaw Group Inc. (The)(1)(2)	11,662	354,525
URS Corp.(1)	6,517	262,309
Washington Group International Inc.	4,370	250,794

		3,631,052

ENTERTAINMENT—0.25%
Bally Technologies Inc.(1)	7,846	133,304
Bluegreen Corp.(1)	3,197	42,264
Carmike Cinemas Inc.	1,860	44,882
Churchill Downs Inc.	1,129	43,263
Dover Downs Gaming & Entertainment Inc.	1,387	30,195
Dover Motorsports Inc.	2,403	13,192
DreamWorks Animation SKG Inc. Class A(1)	6,098	161,292
Great Wolf Resorts Inc.(1)	3,674	42,582
GTECH Holdings Corp.	18,924	644,362
International Game Technology Inc.	51,836	1,825,664
International Speedway Corp. Class A	5,262	267,836
Isle of Capri Casinos Inc.(1)	2,076	69,089
Macrovision Corp.(1)	7,718	170,954
Magna Entertainment Corp. Class A(1)(2)	5,862	39,803
Mikohn Gaming Corp.(1)	5,893	56,396
Penn National Gaming Inc.(1)	10,266	433,020
Pinnacle Entertainment Inc.(1)	7,053	198,683
Regal Entertainment Group Class A	6,582	123,807
Scientific Games Corp. Class A(1)	9,070	318,629
Shuffle Master Inc.(1)(2)	5,410	193,353
Six Flags Inc.(1)	13,830	140,789
Speedway Motorsports Inc.	2,270	86,737
Steinway Musical Instruments Inc.(1)	1,082	34,862
Sunterra Corp.(1)	3,024	43,183
Vail Resorts Inc.(1)	4,953	189,304
Warner Music Group Corp.	4,950	107,366

		5,454,811
ENVIRONMENTAL CONTROL—0.29%
Aleris International Inc.(1)	4,608	221,507
Allied Waste Industries Inc.(1)	31,833	389,636
American Ecology Corp.	1,849	37,683
Calgon Carbon Corp.	5,241	32,232
Casella Waste Systems Inc. Class A(1)	2,880	40,925
Clean Harbors Inc.(1)	2,814	83,491
Darling International Inc.(1)	10,210	47,783
Duratek Inc.(1)	2,215	48,509
Metal Management Inc.	3,281	103,844
Mine Safety Appliances Co.(2)	4,409	185,178
Nalco Holding Co.(1)	12,515	221,516
Republic Services Inc.	20,714	880,552
Stericycle Inc.(1)	6,668	450,890
Tetra Tech Inc.(1)	7,942	151,613
Waste Connections Inc.(1)	7,051	280,700
Waste Holdings Inc.	886	19,200
Waste Management Inc.	85,655	3,023,622
Waste Services Inc.(1)	10,309	32,473

		6,251,354
FOOD—1.45%
Albertson’s Inc.	55,578	1,426,687
American Italian Pasta Co. Class A(2)	2,833	17,735
Arden Group Inc. Class A	205	19,051
Campbell Soup Co.	34,755	1,126,062
Chiquita Brands International Inc.	6,250	104,813
ConAgra Foods Inc.	78,145	1,676,992
Corn Products International Inc.	11,287	333,757
Dean Foods Co.(1)	21,147	821,138
Del Monte Foods Co.	29,990	355,681

Diamond Foods Inc.	899	15,436
Flowers Foods Inc.	7,597	225,631
General Mills Inc.	44,152	2,237,623
Gold Kist Inc.(1)	7,909	99,970
Great Atlantic & Pacific Tea Co.(1)	2,624	91,656
Hain Celestial Group Inc.(1)	4,329	113,377
Heinz (H.J.) Co.	52,784	2,001,569
Hershey Co. (The)	25,788	1,346,907
Hormel Foods Corp.	11,150	376,870
Ingles Markets Inc. Class A	1,567	27,924
J&J Snack Foods Corp.	1,826	61,335
Kellogg Co.	37,804	1,664,888
Kraft Foods Inc.	37,678	1,142,020
Kroger Co.(1)	109,892	2,237,401
Lance Inc.	4,568	102,780
M&F Worldwide Corp.(1)	1,540	21,991
McCormick & Co. Inc. NVS	20,437	691,997
Nash Finch Co.	1,725	51,578
Pathmark Stores Inc.(1)	7,646	79,977
Performance Food Group Co.(1)	5,690	177,471
Pilgrim’s Pride Corp.	2,277	49,343
Premium Standard Farms Inc.	1,589	27,887
Ralcorp Holdings Inc.(1)	4,422	168,257
Ruddick Corp.	5,150	125,197
Safeway Inc.	67,620	1,698,614
Sanderson Farms Inc.	2,653	59,427
Sanfilippo (John B.) & Son Inc.(1)(2)	1,051	16,637
Sara Lee Corp.	118,726	2,122,821
Seaboard Corp.	55	87,670
Smithfield Foods Inc.(1)	13,087	383,973
Smucker (J.M.) Co. (The)	7,713	306,206
Spartan Stores Inc.	2,983	38,033
SUPERVALU Inc.	20,551	633,382
Sysco Corp.	95,455	3,059,333
Tootsie Roll Industries Inc.	3,836	112,271
TreeHouse Foods Inc.(1)	4,549	120,776
Tyson Foods Inc. Class A	36,555	502,266
United Natural Foods Inc.(1)(2)	6,180	216,115
Weis Markets Inc.	2,099	93,552
Whole Foods Market Inc.	20,791	1,381,354
Wild Oats Markets Inc.(1)(2)	4,269	86,789
Wrigley (William Jr.) Co.	26,404	1,689,856

		31,630,076
FOREST PRODUCTS & PAPER—0.49%
Bowater Inc.(2)	8,439	249,626
Buckeye Technologies Inc.(1)	4,567	41,331
Caraustar Industries Inc.(1)	4,360	44,864
Deltic Timber Corp.	1,494	90,536
Glatfelter Co.	6,677	122,389
International Paper Co.	73,959	2,556,763
Longview Fibre Co.	7,604	196,487
Louisiana-Pacific Corp.	16,667	453,342
MeadWestvaco Corp.	27,805	759,355
Mercer International Inc.(1)(2)	4,300	40,033
Neenah Paper Inc.	2,162	70,805
Plum Creek Timber Co. Inc.	27,704	1,023,109
Potlatch Corp.	6,688	286,532
Rayonier Inc.	11,396	519,544
Rock-Tenn Co. Class A	4,495	67,380
Schweitzer-Mauduit International Inc.	2,308	55,392
Smurfit-Stone Container Corp.(1)	38,114	517,207
Temple-Inland Inc.	16,897	752,761

Wausau Paper Corp.	6,502	92,133
Weyerhaeuser Co.	36,608	2,651,517
Xerium Technologies Inc.	2,271	21,325

		10,612,431
GAS—0.37%
AGL Resources Inc.	11,575	417,279
Atmos Energy Corp.	12,029	316,724
Cascade Natural Gas Corp.	1,731	34,101
Energen Corp.	11,086	388,010
EnergySouth Inc.	980	31,174
KeySpan Corp.	26,227	1,071,897
Laclede Group Inc. (The)	3,119	107,356
New Jersey Resources Corp.	4,094	185,254
Nicor Inc.	6,153	243,413
NiSource Inc.	41,003	829,081
Northwest Natural Gas Co.	4,087	145,048
ONEOK Inc.	17,646	569,084
Peoples Energy Corp.(2)	5,730	204,217
Piedmont Natural Gas Co.(2)	11,480	275,405
Sempra Energy	38,623	1,794,425
South Jersey Industries Inc.	4,233	115,434
Southern Union Co.	14,391	357,329
Southwest Gas Corp.	5,554	155,234
UGI Corp.	15,200	320,264
Vectren Corp.	11,459	302,288
WGL Holdings Inc.	7,353	223,678

		8,086,695
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	5,045	170,874
Black & Decker Corp.	11,681	1,014,962
Franklin Electric Co. Inc.	3,342	182,640
Kennametal Inc.	5,754	351,800
Lincoln Electric Holdings Inc.	5,557	300,022
Regal-Beloit Corp.	3,844	162,486
Snap-On Inc.	8,692	331,339
Stanley Works (The)	12,469	631,680

		3,145,803
HEALTH CARE - PRODUCTS—3.37%
Abaxis Inc.(1)	2,899	65,749
ABIOMED Inc.(1)	2,880	37,152
Adeza Biomedical Corp.(1)	755	15,953
Advanced Medical Optics Inc.(1)	9,855	459,637
Align Technology Inc.(1)	9,045	82,943
American Medical Systems Holdings Inc.(1)	10,365	233,213
AngioDynamics Inc.(1)	287	8,627
Arrow International Inc.	3,145	102,747
ArthroCare Corp.(1)(2)	3,663	175,165
Aspect Medical Systems Inc.(1)	2,393	65,664
Bard (C.R.) Inc.	15,820	1,072,754
Bausch & Lomb Inc.	8,045	512,467
Baxter International Inc.	99,251	3,851,931
Beckman Coulter Inc.	9,284	506,628
Becton, Dickinson & Co.	38,076	2,344,720
Biomet Inc.	38,034	1,350,968
Biosite Inc.(1)	2,535	131,643
Boston Scientific Corp.(1)	99,497	2,293,406
Bruker BioSciences Corp.(1)	5,685	30,699
Caliper Life Sciences Inc.(1)	4,201	26,886
Candela Corp.(1)	3,303	71,345
Cantel Medical Corp.(1)	1,684	27,601

Cepheid Inc.(1)	7,948	72,804
CONMED Corp.(1)	4,481	85,811
Cooper Companies Inc.	6,652	359,408
Cyberonics Inc.(1)	3,132	80,712
Cytyc Corp.(1)	17,122	482,498
Dade Behring Holdings Inc.	13,364	477,228
Datascope Corp.	1,792	70,892
DENTSPLY International Inc.	12,149	706,464
DexCom Inc.(1)	757	15,344
Diagnostic Products Corp.	3,410	162,418
DJ Orthopedics Inc.(1)	3,289	130,771
Edwards Lifesciences Corp.(1)	8,965	389,978
Encore Medical Corp.(1)	8,223	42,102
EPIX Pharmaceuticals Inc.(1)	3,406	11,921
ev3 Inc.(1)	2,334	41,335
FoxHollow Technologies Inc.(1)(2)	2,266	69,226
Gen-Probe Inc.(1)	7,649	421,613
Guidant Corp.	49,006	3,825,408
Haemonetics Corp.(1)	3,920	199,018
HealthTronics Inc.(1)	4,878	40,341
Henry Schein Inc.(1)	13,037	623,951
Hillenbrand Industries Inc.	8,298	456,307
Hologic Inc.(1)	6,583	364,369
ICU Medical Inc.(1)	2,054	74,334
IDEXX Laboratories Inc.(1)	4,887	422,041
Immucor Inc.(1)	6,870	197,100
IntraLase Corp.(1)	1,864	43,245
Intuitive Surgical Inc.(1)	5,239	618,202
Invacare Corp.	4,607	143,093
Inverness Medical Innovations Inc.(1)	3,475	99,837
IRIS International Inc.(1)	2,523	39,434
Johnson & Johnson	448,382	26,553,182
Kensey Nash Corp.(1)(2)	1,356	38,782
Kinetic Concepts Inc.(1)	7,199	296,383
Kyphon Inc.(1)	4,421	164,461
Laserscope(1)	2,914	68,916
LCA-Vision Inc.	3,095	155,090
Luminex Corp.(1)	3,991	59,306
Medtronic Inc.	182,383	9,255,937
Mentor Corp.	4,839	219,255
Merge Technologies Inc.(1)	3,022	48,261
Meridian Bioscience Inc.	2,709	73,089
Merit Medical Systems Inc.(1)	3,881	46,611
Neurometrix Inc.(1)	819	31,892
NuVasive Inc.(1)	3,030	57,116
NxStage Medical Inc.(1)	886	11,367
Oakley Inc.	3,571	60,778
Occulogix Inc.(1)(2)	1,593	5,496
OraSure Technologies Inc.(1)	6,942	71,503
Palomar Medical Technologies Inc.(1)	2,482	83,023
Patterson Companies Inc.(1)	20,733	729,802
PolyMedica Corp.	3,642	154,275
PSS World Medical Inc.(1)	9,791	188,868
ResMed Inc.(1)	10,553	464,121
Respironics Inc.(1)	10,852	422,251
Somanetics Corp.(1)	1,914	42,261
SonoSite Inc.(1)(2)	2,274	92,415
St. Jude Medical Inc.(1)	54,631	2,239,871
Stereotaxis Inc.(1)	2,569	32,395
Steris Corp.	10,436	257,560
Stryker Corp.	44,206	1,960,094
SurModics Inc.(1)	2,224	78,641
Sybron Dental Specialties Inc.(1)	6,010	247,852

Symmetry Medical Inc.(1)	1,178	24,985
TECHNE Corp.(1)	5,836	350,977
ThermoGenesis Corp.(1)	8,733	35,369
Thoratec Corp.(1)	7,886	151,963
TriPath Imaging Inc.(1)	4,288	29,930
Varian Medical Systems Inc.(1)	19,885	1,116,742
Ventana Medical Systems Inc.(1)	4,636	193,646
Viasys Healthcare Inc.(1)	4,621	139,000
Vital Images Inc.(1)	1,982	67,547
Vital Sign Inc.	873	47,954
VNUS Medical Technologies Inc.(1)	789	5,989
West Pharmaceutical Services Inc.	4,763	165,371
Wright Medical Group Inc.(1)	4,293	84,787
Young Innovations Inc.	667	24,359
Zimmer Holdings Inc.(1)	37,238	2,517,289
Zoll Medical Corp.(1)	1,368	36,033

		73,437,898
HEALTH CARE - SERVICES—1.89%
Aetna Inc.	87,592	4,304,271
Alliance Imaging Inc.(1)	2,193	14,123
Allied Healthcare International Inc.(1)	5,065	24,565
Amedisys Inc.(1)(2)	2,382	82,775
America Service Group Inc.(1)	1,553	20,236
American Dental Partners Inc.(1)	1,800	24,300
American Retirement Corp.(1)	4,666	119,543
AMERIGROUP Corp.(1)	7,650	160,956
AmSurg Corp.(1)	4,460	101,197
Apria Healthcare Group Inc.(1)	5,423	124,621
Bio-Reference Laboratories Inc.(1)	1,623	29,279
Brookdale Senior Living Inc.	1,670	63,043
Centene Corp.(1)	6,232	181,787
Community Health Systems Inc.(1)	14,678	530,610
Covance Inc.(1)	9,462	555,893
Coventry Health Care Inc.(1)	24,328	1,313,225
DaVita Inc.(1)	15,095	908,870
Genesis HealthCare Corp.(1)	3,010	132,259
Gentiva Health Services Inc.(1)	4,012	73,059
HCA Inc.	61,988	2,838,431
Health Management Associates Inc. Class A	37,238	803,224
Health Net Inc.(1)	16,969	862,365
Healthways Inc.(1)	4,990	254,191
Horizon Health Corp.(1)	1,620	32,076
Humana Inc.(1)	24,436	1,286,555
Kindred Healthcare Inc.(1)	4,205	105,756
Laboratory Corp. of America Holdings(1)	19,265	1,126,617
LHC Group Inc.(1)	638	10,208
LifePoint Hospitals Inc.(1)	8,212	255,393
Lincare Holdings Inc.(1)	13,921	542,362
Magellan Health Services Inc.(1)	4,121	166,777
Manor Care Inc.	11,873	526,568
Matria Healthcare Inc.(1)	3,089	117,258
MedCath Corp.(1)	1,048	20,038
Molina Healthcare Inc.(1)	1,672	55,962
National Healthcare Corp.	913	36,593
NightHawk Radiology Holdings Inc.(1)	945	22,576
Odyssey Healthcare Inc.(1)(2)	5,256	90,456
Option Care Inc.(2)	3,369	47,638
PainCare Holdings Inc.(1)	7,704	14,715
Pediatrix Medical Group Inc.(1)	3,731	382,950
Psychiatric Solutions Inc.(1)	7,684	254,571
Quest Diagnostics Inc.	24,239	1,243,461
Radiation Therapy Services Inc.(1)	1,626	41,479

RehabCare Group Inc.(1)	2,436	45,919
Res-Care Inc.(1)	2,946	54,147
Sierra Health Services Inc.(1)	7,450	303,215
Sunrise Senior Living Inc.(1)	6,042	235,457
Symbion Inc.(1)	2,639	59,773
Tenet Healthcare Corp.(1)	70,919	523,382
Triad Hospitals Inc.(1)	12,918	541,264
U.S. Physical Therapy Inc.(1)	1,920	32,851
United Surgical Partners International Inc.(1)(2)	6,552	232,006
UnitedHealth Group Inc.	205,376	11,472,303
Universal Health Services Inc. Class B	6,844	347,607
VistaCare Inc. Class A(1)	1,568	24,304
Wellcare Health Plans Inc.(1)	2,820	128,141
WellPoint Inc.(1)	94,884	7,346,868

		41,250,069
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	12,230	729,642
Resource America Inc. Class A	2,367	47,151
Star Maritime Acquisition Corp.(1)	2,838	27,557
Walter Industries Inc.(2)	5,928	394,923

		1,199,273
HOME BUILDERS—0.47%
Beazer Homes USA Inc.	6,228	409,180
Brookfield Homes Corp.	2,174	112,744
Centex Corp.	19,068	1,182,025
Champion Enterprises Inc.(1)	11,556	172,878
Coachmen Industries Inc.	2,308	26,265
Comstock Homebuilding Companies Inc. Class A(1)	665	7,322
Fleetwood Enterprises Inc.(1)(2)	9,401	105,009
Horton (D.R.) Inc.	40,967	1,360,924
Hovnanian Enterprises Inc. Class A(1)	5,059	222,242
KB Home	12,227	794,510
Lennar Corp. Class A	20,190	1,219,072
Levitt Corp. Class A	2,398	52,852
M.D.C. Holdings Inc.	4,783	307,595
M/I Homes Inc.	1,822	85,634
Meritage Homes Corp.(1)	3,360	184,666
Monaco Coach Corp.(2)	3,978	53,305
NVR Inc.(1)	710	524,655
Orleans Homebuilders Inc.	644	13,047
Palm Harbor Homes Inc.(1)(2)	1,346	28,845
Pulte Homes Inc.	32,335	1,242,311
Ryland Group Inc.	7,137	495,308
Skyline Corp.	1,094	45,270
Standard-Pacific Corp.	10,236	344,134
Technical Olympic USA Inc.	2,307	46,947
Thor Industries Inc.(2)	5,217	278,379
Toll Brothers Inc.(1)	15,922	551,379
WCI Communities Inc.(1)	5,280	146,890
William Lyon Homes Inc.(1)	392	37,507
Williams Scotsman International Inc.(1)	2,325	58,241
Winnebago Industries Inc.(2)	5,022	152,367

		10,261,503
HOME FURNISHINGS—0.15%
American Woodmark Corp.	1,671	59,321
Audiovox Corp. Class A(1)	2,654	31,689
Bassett Furniture Industries Inc.	1,691	33,735
DTS Inc.(1)	2,486	48,875
Ethan Allen Interiors Inc.(2)	4,970	208,839

Furniture Brands International Inc.(2)	7,362	180,443
Harman International Industries Inc.	10,161	1,129,192
Hooker Furniture Corp.	1,502	28,388
Kimball International Inc. Class B	3,459	52,023
La-Z-Boy Inc.(2)	7,856	133,552
Maytag Corp.	11,887	253,550
Stanley Furniture Co. Inc.	1,865	54,551
Tempur-Pedic International Inc.(1)	5,983	84,659
TiVo Inc.(1)	8,892	64,289
Universal Electronics Inc.(1)	2,144	37,949
Whirlpool Corp.	9,277	848,567

		3,249,622
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp.(1)	6,082	135,020
American Greetings Corp. Class A(2)	8,994	194,450
Avery Dennison Corp.	15,004	877,434
Blyth Inc.	4,060	85,341
Central Garden & Pet Co.(1)	2,864	152,193
Church & Dwight Co. Inc.	9,549	352,549
Clorox Co. (The)	23,278	1,393,188
CNS Inc.	2,047	44,092
CSS Industries Inc.	891	29,171
Ennis Inc.	3,906	76,167
Fortune Brands Inc.	21,945	1,769,425
Fossil Inc.(1)(2)	7,300	135,634
Harland (John H.) Co.	4,158	163,409
Jarden Corp.(1)	10,271	337,402
Kimberly-Clark Corp.	72,140	4,169,692
Playtex Products Inc.(1)	5,950	62,297
Prestige Brands Holdings Inc.(1)	4,133	50,299
Russ Berrie & Co. Inc.	1,685	25,612
Scotts Miracle-Gro Co. (The) Class A	6,857	313,776
Spectrum Brands Inc.(1)(2)	5,607	121,784
Standard Register Co. (The)	2,473	38,332
Tupperware Brands Corp.	7,907	162,805
Water Pik Technologies Inc.(1)	1,760	48,770
WD-40 Co.	2,476	76,385
Yankee Candle Co. Inc. (The)	6,175	169,010

		10,984,237
HOUSEWARES—0.07%
Libbey Inc.	2,226	15,760
Lifetime Brands Inc.	1,230	34,674
National Presto Industries Inc.	740	36,386
Newell Rubbermaid Inc.	41,425	1,043,496
Toro Co.	6,470	308,943

		1,439,259
INSURANCE—4.31%
Affirmative Insurance Holdings Inc.	1,382	18,256
AFLAC Inc.	75,650	3,414,085
Alfa Corp.	4,771	81,775
Alleghany Corp.(1)	760	219,991
Allstate Corp. (The)	100,764	5,250,812
Ambac Financial Group Inc.	16,357	1,302,017
American Equity Investment Life Holding Co.	6,711	96,236
American Financial Group Inc.	7,055	293,559
American International Group Inc.	346,008	22,867,669
American National Insurance Co.	1,216	136,289
American Physicians Capital Inc.(1)	1,140	54,720
AmerUs Group Co.	5,886	354,573
AON Corp.	47,922	1,989,242

Argonaut Group Inc.(1)	4,529	161,006
Assurant Inc.	16,508	813,019
Baldwin & Lyons Inc. Class B	1,194	31,701
Berkley (W.R.) Corp.	16,282	945,333
Bristol West Holdings Inc.	2,490	47,933
Brown & Brown Inc.	16,569	550,091
Ceres Group Inc.(1)	5,669	31,293
Chubb Corp.	31,268	2,984,218
CIGNA Corp.	18,255	2,384,468
Cincinnati Financial Corp.	26,449	1,112,709
Citizens Inc.(1)	4,788	24,706
CNA Financial Corp.(1)	3,502	111,504
CNA Surety Corp.(1)	2,363	39,533
Commerce Group Inc.	3,955	208,982
Conseco Inc.(1)	22,876	567,782
Crawford & Co. Class B	3,323	19,938
Delphi Financial Group Inc. Class A	4,174	215,504
Direct General Corp.(2)	2,230	37,932
Donegal Group Inc. Class A	1,349	35,195
EMC Insurance Group Inc.	1,047	29,180
Enstar Group Inc.(1)	464	41,639
Erie Indemnity Co. Class A	6,442	339,107
FBL Financial Group Inc. Class A	1,895	65,283
Fidelity National Financial Inc.	24,360	865,511
Fidelity National Title Group Inc. Class A	4,223	96,158
First Acceptance Corp.(1)	2,732	36,336
First American Corp.	12,478	488,638
FPIC Insurance Group Inc.(1)	1,473	55,679
Gallagher (Arthur J.) & Co.	14,096	392,010
Genworth Financial Inc. Class A	31,773	1,062,171
Great American Financial Resources Inc.	1,199	23,656
Hanover Insurance Group Inc. (The)	8,032	421,037
Harleysville Group Inc.	1,923	57,094
Hartford Financial Services Group Inc. (The)	44,728	3,602,840
HCC Insurance Holdings Inc.	16,707	581,404
Hilb, Rogal & Hobbs Co.	4,892	201,648
Horace Mann Educators Corp.	6,524	122,651
Independence Holding Co.	650	14,989
Infinity Property & Casualty Corp.	3,132	130,730
James River Group Inc.(1)	596	16,044
Jefferson-Pilot Corp.	20,535	1,148,728
Kansas City Life Insurance Co.	586	30,027
KMG America Corp.(1)	3,517	30,106
LandAmerica Financial Group Inc.	2,701	183,263
Lincoln National Corp.	26,154	1,427,747
Loews Corp.	22,450	2,271,940
Markel Corp.(1)	1,491	503,481
Marsh & McLennan Companies Inc.	80,352	2,359,135
MBIA Inc.	20,458	1,230,140
Mercury General Corp.	3,917	215,043
MetLife Inc.	62,807	3,037,975
MGIC Investment Corp.	13,520	900,838
Midland Co. (The)	1,580	55,268
National Interstate Corp.	690	15,008
National Western Life Insurance Co. Class A	343	79,675
Nationwide Financial Services Inc.	8,647	371,994
Navigators Group Inc. (The)(1)	1,643	81,493
Odyssey Re Holdings Corp.(2)	1,827	39,646
Ohio Casualty Corp.	9,494	300,960
Old Republic International Corp.	34,433	751,328
Philadelphia Consolidated Holding Corp.(1)	7,731	263,936
Phoenix Companies Inc.	16,967	276,562
PMA Capital Corp. Class A(1)	4,622	47,052

PMI Group Inc. (The)	13,354	613,216
Presidential Life Corp.	3,150	80,042
Principal Financial Group Inc.	44,297	2,161,694
ProAssurance Corp.(1)	4,188	217,776
Progressive Corp. (The)	29,976	3,125,298
Protective Life Corp.	10,452	519,882
Prudential Financial Inc.	78,097	5,920,534
Radian Group Inc.	12,993	782,828
Reinsurance Group of America Inc.	4,461	210,961
Republic Companies Group Inc.	799	13,871
RLI Corp.	3,356	192,299
SAFECO Corp.	19,195	963,781
Safety Insurance Group Inc.	1,713	78,216
SeaBright Insurance Holdings(1)	1,450	25,259
Selective Insurance Group Inc.	4,274	226,522
St. Paul Travelers Companies Inc.	101,598	4,245,780
StanCorp Financial Group Inc.	8,426	455,931
State Auto Financial Corp.	2,155	72,645
Stewart Information Services Corp.	2,605	122,643
Torchmark Corp.	15,701	896,527
Tower Group Inc.	2,440	56,364
Transatlantic Holdings Inc.	4,026	235,320
Triad Guaranty Inc.(1)	1,344	63,034
21st Century Insurance Group	4,950	78,210
U.S.I. Holdings Corp.(1)	6,710	108,232
UICI	5,314	196,565
United Fire & Casualty Co.	2,557	84,125
Unitrin Inc.	7,292	339,151
Universal American Financial Corp.(1)	3,936	60,614
UNUMProvident Corp.	44,821	917,934
Wesco Financial Corp.	219	87,381
Zenith National Insurance Corp.	3,917	188,525

		94,008,381

INTERNET—1.82%
Agile Software Corp.(1)	8,320	63,482
Akamai Technologies Inc.(1)	20,343	669,081
Alloy Inc.(1)	1,261	16,910
Amazon.com Inc.(1)	46,033	1,680,665
Applied Digital Solutions Inc.(1)(2)	10,256	29,742
aQuantive Inc.(1)(2)	10,093	237,589
Arbinet-thexchange Inc.(1)	838	6,168
Ariba Inc.(1)	10,839	106,005
AsiaInfo Holdings Inc.(1)	5,184	25,920
Audible Inc.(1)(2)	3,506	36,848
autobytel.com Inc.(1)	6,448	31,079
Avocent Corp.(1)	7,446	236,336
Blue Coat Systems Inc.(1)	1,906	41,436
Blue Nile Inc.(1)	2,271	79,916
CheckFree Corp.(1)	12,470	629,735
Click Commerce Inc.(1)(2)	1,340	32,080
CMGI Inc.(1)	73,357	108,568
CNET Networks Inc.(1)	19,493	276,996
Cogent Communications Group Inc.(1)	863	8,414
CyberSource Corp.(1)	3,816	42,587
DealerTrack Holdings Inc.(1)	1,523	32,455
Digital Insight Corp.(1)	5,235	190,554
Digital River Inc.(1)	5,951	259,523
Digitas Inc.(1)	13,450	193,680
Drugstore.com Inc.(1)	9,738	30,090
EarthLink Inc.(1)	18,053	172,406
eBay Inc.(1)	164,251	6,415,644
eCollege.com Inc.(1)	2,800	52,752

Emdeon Corp.(1)	43,456	469,325
Entrust Inc.(1)	9,654	43,443
Equinix Inc.(1)(2)	2,791	179,238
eResearch Technology Inc.(1)(2)	7,480	107,637
Expedia Inc.(1)	27,132	549,966
F5 Networks Inc.(1)	5,949	431,243
FTD Group Inc.(1)	1,831	17,742
Google Inc. Class A(1)	24,858	9,694,620
GSI Commerce Inc.(1)	4,957	84,269
Harris Interactive Inc.(1)	7,828	43,993
HomeStore Inc.(1)	22,414	147,036
IAC/InterActiveCorp(1)	27,311	804,855
InfoSpace Inc.(1)	4,704	131,477
Internet Capital Group Inc.(1)	5,595	52,705
Internet Security Systems Inc.(1)	5,841	140,067
Interwoven Inc.(1)	6,329	56,898
iPass Inc.(1)	7,864	62,991
iVillage Inc.(1)	7,072	59,476
j2 Global Communications Inc.(1)(2)	3,556	167,132
Jupitermedia Corp.(1)(2)	2,939	52,843
Keynote Systems Inc.(1)	2,378	27,204
Lionbridge Technologies Inc.(1)	7,539	59,633
Liquidity Services Inc.(1)	1,165	14,271
MatrixOne Inc.(1)	7,721	55,282
McAfee Inc.(1)	24,440	594,625
Monster Worldwide Inc.(1)	15,603	777,966
Motive Inc.(1)	2,858	11,146
NetBank Inc.	7,075	51,223
NetFlix Inc.(1)(2)	5,563	161,271
NetRatings Inc.(1)	2,038	27,004
NIC Inc.(1)	4,782	29,314
NutriSystem Inc.(1)	3,831	182,049
1-800 CONTACTS INC.(1)	1,161	15,615
1-800-FLOWERS.COM Inc.(1)	3,582	25,432
Online Resources Corp.(1)	3,335	43,355
Openwave Systems Inc.(1)	13,462	290,510
Opsware Inc.(1)	11,331	97,107
Overstock.com Inc.(1)(2)	1,627	48,517
Priceline.com Inc.(1)	3,820	94,889
ProQuest Co.(1)	3,771	80,662
RealNetworks Inc.(1)	17,300	142,725
Redback Networks Inc.(1)	6,263	135,844
RightNow Technologies Inc.(1)	1,751	27,788
RSA Security Inc.(1)	10,748	192,819
S1 Corp.(1)	10,963	55,254
Sapient Corp.(1)	11,863	90,515
Secure Computing Corp.(1)	7,135	82,338
Sohu.com Inc.(1)	3,826	102,116
SonicWALL Inc.(1)	7,856	55,699
Stamps.com Inc.(1)	2,497	88,044
Stellent Inc.	3,901	46,266
SupportSoft Inc.(1)	6,130	27,156
Symantec Corp.(1)	163,073	2,744,519
Terremark Worldwide Inc.(1)	4,221	35,879
TIBCO Software Inc.(1)	32,738	273,690
Travelzoo Inc.(1)(2)	475	9,301
TriZetto Group Inc. (The)(1)	6,334	111,415
United Online Inc.	9,098	117,000
ValueClick Inc.(1)(2)	13,186	223,107
Vasco Data Security International Inc.(1)	3,868	31,640
VeriSign Inc.(1)	37,085	889,669
Vignette Corp.(1)	4,284	63,189
Vocus Inc.(1)	757	11,241

WebEx Communications Inc.(1)(2)	4,980	167,677
WebMD Health Corp. Class A(1)(2)	1,057	44,013
webMethods Inc.(1)	7,761	65,348
Websense Inc.(1)	7,126	196,535
WebSideStory Inc.(1)	1,494	25,682
Yahoo! Inc.(1)	182,564	5,889,515

		39,636,676

INVESTMENT COMPANIES—0.09%
Allied Capital Corp.(2)	20,209	618,395
American Capital Strategies Ltd.	17,905	629,540
Apollo Investment Corp.	9,410	167,592
Ares Capital Corp.	5,850	100,503
Capital Southwest Corp.	410	39,155
Gladstone Capital Corp.(2)	1,708	36,807
Gladstone Investment Corp.	2,623	39,607
Harris & Harris Group Inc.(1)	3,006	41,934
MCG Capital Corp.	7,853	110,806
NGP Capital Resources Co.	2,610	35,496
Technology Investment Capital Corp.	2,914	42,370

		1,862,205

IRON & STEEL—0.32%
AK Steel Holding Corp.(1)	16,438	246,570
Allegheny Technologies Inc.	14,574	891,637
Carpenter Technology Corp.	3,725	352,087
Chaparral Steel Co.(1)	3,419	221,961
Cleveland-Cliffs Inc.(2)	3,275	285,318
Gibraltar Industries Inc.	3,547	104,495
Nucor Corp.	24,155	2,531,202
Oregon Steel Mills Inc.(1)	5,340	273,248
Reliance Steel & Aluminum Co.	4,382	411,557
Roanoke Electric Steel Corp.	1,684	54,393
Ryerson Inc.(2)	3,692	98,798
Schnitzer Steel Industries Inc. Class A	3,248	139,177
Steel Dynamics Inc.	6,132	347,868
Steel Technologies Inc.	1,642	39,901
United States Steel Corp.	17,218	1,044,788
Wheeling-Pittsburgh Corp.(1)	1,304	23,941

		7,066,941

LEISURE TIME—0.21%
Ambassadors Group Inc.	2,460	62,484
Arctic Cat Inc.	2,056	49,467
Brunswick Corp.	14,641	568,949
Callaway Golf Co.	11,359	195,375
Escalade Inc.	1,067	11,833
Harley-Davidson Inc.	42,923	2,226,845
K2 Inc.(1)	7,025	88,164
Life Time Fitness Inc.(1)	3,740	175,219
Marine Products Corp.	2,064	22,683
Multimedia Games Inc.(1)(2)	4,039	60,100
Nautilus Inc.(2)	4,934	73,763
Pegasus Solutions Inc.(1)	3,016	28,381
Polaris Industries Inc.	6,394	348,857
Sabre Holdings Corp.	19,672	462,882
WMS Industries Inc.(1)(2)	3,146	94,695

		4,469,697

LODGING—0.51%
Ameristar Casinos Inc.	3,597	92,767
Aztar Corp.(1)	5,304	222,715
Boyd Gaming Corp.	6,361	317,668

Choice Hotels International Inc.	4,611	211,092
Gaylord Entertainment Co.(1)	6,006	272,552
Harrah’s Entertainment Inc.	27,422	2,137,819
Hilton Hotels Corp.	57,610	1,466,751
Las Vegas Sands Corp.(1)	3,569	202,220
Lodgian Inc.(1)	3,594	49,921
Marcus Corp.	2,976	59,371
Marriott International Inc. Class A	26,531	1,820,027
MGM Mirage(1)	18,253	786,522
Monarch Casino & Resort Inc.(1)	1,408	39,973
Morgans Hotel Group Co.(1)	2,709	47,841
MTR Gaming Group Inc.(1)	3,357	34,577
Riviera Holdings Corp.(1)	1,277	21,517
Starwood Hotels & Resorts Worldwide Inc.	32,591	2,207,388
Station Casinos Inc.	8,390	665,914
Wynn Resorts Ltd.(1)	7,222	555,011

		11,211,646

MACHINERY—0.95%
AGCO Corp.(1)	13,593	281,919
Alamo Group Inc.	852	18,863
Albany International Corp. Class A	4,355	165,882
Applied Industrial Technologies Inc.	4,539	202,439
Astec Industries Inc.(1)	2,512	90,181
Briggs & Stratton Corp.	7,752	274,188
Bucyrus International Inc. Class A	4,565	219,963
Cascade Corp.	1,800	95,130
Caterpillar Inc.	103,048	7,399,877
Cognex Corp.	6,175	183,027
Cummins Inc.	6,921	727,397
Deere & Co.	37,170	2,938,289
Flowserve Corp.(1)	8,350	487,139
Gardner Denver Inc.(1)	3,807	248,216
Gehl Corp.(1)	1,715	56,801
Global Power Equipment Group Inc.(1)	5,015	19,308
Gorman-Rupp Co. (The)	1,291	31,500
Graco Inc.	10,399	472,427
IDEX Corp.	7,671	400,196
Intermec Inc.(1)	7,391	225,499
Intevac Inc.(1)	3,057	87,980
iRobot Corp.(1)(2)	680	18,904
JLG Industries Inc.	15,306	471,272
Joy Global Inc.	18,146	1,084,586
Kadant Inc.(1)	1,995	45,287
Lindsay Manufacturing Co.	1,681	45,538
Manitowoc Co. Inc. (The)	4,530	412,910
Middleby Corp. (The)(1)	791	66,223
NACCO Industries Inc.	799	123,014
Nordson Corp.	3,787	188,820
Presstek Inc.(1)	4,449	52,943
Robbins & Myers Inc.(2)	1,679	36,266
Rockwell Automation Inc.	27,747	1,995,287
Sauer-Danfoss Inc.	1,557	35,733
Stewart & Stevenson Services Inc.	4,405	160,694
Tecumseh Products Co. Class A	2,485	60,982
Tennant Co.	1,193	62,418
Terex Corp.(1)	7,425	588,357
TurboChef Technologies Inc.(1)(2)	2,094	25,547
Wabtec Corp.	7,015	228,689
Zebra Technologies Corp. Class A(1)	10,804	483,155

		20,812,846

MANUFACTURING—4.32%
Actuant Corp. Class A	4,052	248,063
Acuity Brands Inc.	6,684	267,360
American Railcar Industries Inc.	1,278	44,819
Ameron International Corp.	1,316	96,371
Applied Films Corp.(1)	2,263	43,970
AptarGroup Inc.	5,337	294,869
Barnes Group Inc.	2,568	104,004
Blount International Inc.(1)	4,528	72,946
Brink’s Co. (The)	8,532	433,084
Carlisle Companies Inc.	4,682	382,988
Ceradyne Inc.(1)	4,022	200,698
CLARCOR Inc.	7,756	276,114
Crane Co.	7,759	318,197
Danaher Corp.	35,573	2,260,664
Donaldson Co. Inc.	11,163	377,198
Dover Corp.	30,743	1,492,880
Eastman Kodak Co.(2)	43,372	1,233,500
Eaton Corp.	22,745	1,659,703
EnPro Industries Inc.(1)	3,212	110,172
ESCO Technologies Inc.(1)	3,837	194,344
Federal Signal Corp.	7,432	137,492
Flanders Corp.(1)	2,110	24,645
FreightCar America Inc.	1,261	80,200
General Electric Co.	1,599,274	55,622,750
Griffon Corp.(1)(2)	4,295	106,688
Harsco Corp.	6,284	519,184
Hexcel Corp.(1)	11,938	262,278
Honeywell International Inc.	128,628	5,501,420
Illinois Tool Works Inc.	37,921	3,652,172
ITT Industries Inc.	27,860	1,566,289
Jacuzzi Brands Inc.(1)	11,347	111,541
Koppers Holdings Inc.	1,505	29,573
Lancaster Colony Corp.	3,922	164,724
Leggett & Platt Inc.	28,654	698,298
Matthews International Corp. Class A	4,825	184,605
Myers Industries Inc.	3,990	63,800
Pall Corp.	18,696	583,128
Parker Hannifin Corp.	18,131	1,461,540
Pentair Inc.	15,375	626,531
Raven Industries Inc.	2,416	94,490
Reddy Ice Holdings Inc.	1,618	35,936
Roper Industries Inc.	12,891	626,889
Smith (A.O.) Corp.	2,574	135,907
SPX Corp.	9,409	502,629
Standex International Corp.	1,798	56,925
Sturm Ruger & Co. Inc.	3,371	26,901
Teleflex Inc.	5,509	394,610
Textron Inc.	17,841	1,666,171
3M Co.	116,043	8,783,295
Tredegar Corp.	4,266	67,872
Trinity Industries Inc.	6,233	339,013

		94,239,440
MEDIA—3.11%
Beasley Broadcast Group Inc. Class A	1,171	14,204
Belo (A.H.) Corp.	14,424	286,749
Cablevision Systems Corp.(1)	30,127	804,391
CBS Corp. Class B	107,334	2,573,869
Charter Communications Inc. Class A(1)	59,340	64,681
Citadel Broadcasting Corp.	6,716	74,480
CKX Inc.(1)	3,299	43,118
Clear Channel Communications Inc.	78,048	2,264,172
Comcast Corp. Class A(1)	306,622	8,021,232

Courier Corp.	1,533	67,973
Cox Radio Inc. Class A(1)	5,783	77,608
Crown Media Holdings Inc.(1)(2)	2,368	15,013
Cumulus Media Inc. Class A(1)	8,056	90,711
DIRECTV Group Inc. (The)(1)	99,125	1,625,650
Discovery Holding Co. Class A(1)	42,231	633,465
Dow Jones & Co. Inc.	7,950	312,435
EchoStar Communications Corp.(1)	34,672	1,035,653
Emmis Communications Corp.(1)	4,779	76,464
Entercom Communications Corp.	4,934	137,757
Entravision Communications Corp.(1)	11,589	106,155
Fisher Communications Inc.(1)	1,000	44,750
4Kids Entertainment Inc.(1)	1,900	32,661
Gannett Co. Inc.	37,452	2,244,124
Gemstar-TV Guide International Inc.(1)	37,152	114,800
Gray Television Inc.	6,672	56,045
Hearst-Argyle Television Inc.	4,499	105,097
Hollinger International Inc.	8,990	75,336
Journal Communications Inc. Class A	4,414	54,734
Journal Register Co.	6,175	75,212
Knight Ridder Inc.	10,459	661,113
Lee Enterprises Inc.	6,773	225,473
Liberty Global Inc. Class A(1)	71,018	1,453,738
Liberty Media Corp. Class A(1)	422,362	3,467,592
Lin TV Corp. Class A(1)	4,161	37,449
LodgeNet Entertainment Corp.(1)	2,346	36,551
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	3,398	57,290
McClatchy Co. (The) Class A	3,027	147,869
McGraw-Hill Companies Inc. (The)	56,485	3,254,666
Media General Inc. Class A	3,260	151,981
Mediacom Communications Corp.(1)	8,908	51,221
Meredith Corp.	6,398	356,944
Nelson (Thomas) Inc.	1,649	48,233
New York Times Co. Class A	21,896	554,188
News Corp. Class A	351,411	5,836,937
Outdoor Channel Holdings Inc.(1)	1,312	13,369
Playboy Enterprises Inc. Class B(1)	3,135	44,517
Primedia Inc.(1)	21,760	45,043
Radio One Inc. Class D(1)	12,424	92,683
Readers Digest Association Inc. (The)	15,017	221,501
Regent Communications Inc.(1)	5,840	26,922
Saga Communications Inc.(1)	2,436	23,556
Salem Communications Corp. Class A(1)	1,930	28,969
Scholastic Corp.(1)	5,036	134,763
Scripps (E.W.) Co. Class A	12,293	549,620
Sinclair Broadcast Group Inc. Class A	6,782	55,273
Sirius Satellite Radio Inc.(1)	199,165	1,011,758
Spanish Broadcasting System Inc. Class A(1)	5,966	32,992
Time Warner Inc.	691,718	11,613,945
Tribune Co.	35,830	982,817
Triple Crown Media Inc.(1)	660	3,894
Univision Communications Inc. Class A(1)	32,060	1,105,108
Value Line Inc.	163	6,031
Viacom Inc. Class B(1)	107,335	4,164,598
Walt Disney Co. (The)	290,060	8,089,773
Washington Post Co. (The) Class B	832	646,256
Westwood One Inc.	11,540	127,402
Wiley (John) & Sons Inc. Class A	6,990	264,572
World Wrestling Entertainment Inc.	2,956	49,956
WorldSpace Inc. Class A(1)(2)	1,885	14,232
WPT Enterprises Inc.(1)(2)	877	6,455
XM Satellite Radio Holdings Inc. Class A(1)	38,892	866,125

		67,691,914

METAL FABRICATE & HARDWARE—0.16%
Castle (A.M.) & Co.	1,672	49,324
CIRCOR International Inc.	2,332	68,094
Commercial Metals Co.	9,082	485,796
Dynamic Materials Corp.	922	32,860
Earle M Jorgensen Co.(1)	2,716	41,147
Kaydon Corp.	4,259	171,893
Lawson Products Inc.	666	27,266
Mueller Industries Inc.	5,459	194,832
NN Inc.	2,630	33,953
NS Group Inc.(1)	3,309	152,313
Omega Flex Inc.(1)	462	8,801
Precision Castparts Corp.	19,909	1,182,595
Quanex Corp.	3,796	252,927
RBC Bearings Inc.(1)	1,365	27,983
Sun Hydraulics Corp.	951	20,332
Timken Co. (The)	11,886	383,561
Valmont Industries Inc.	2,576	108,295
Worthington Industries Inc.	10,403	208,684

		3,450,656
MINING—0.60%
Alcoa Inc.	131,508	4,018,884
AMCOL International Corp.	3,293	94,838
Brush Engineered Materials Inc.(1)	2,855	56,386
Century Aluminum Co.(1)(2)	3,416	145,009
Charles & Colvard Ltd.(2)	2,224	24,086
Coeur d’Alene Mines Corp.(1)	41,894	274,825
Compass Minerals International Inc.	2,957	73,895
Freeport-McMoRan Copper & Gold Inc.	27,116	1,620,723
Hecla Mining Co.(1)(2)	17,498	115,662
Newmont Mining Corp.	62,166	3,225,794
Phelps Dodge Corp.	30,689	2,471,385
Royal Gold Inc.(2)	2,800	101,332
RTI International Metals Inc.(1)	3,349	183,693
Southern Copper Corp.	3,896	329,134
Stillwater Mining Co.(1)	6,282	103,402
Titanium Metals Corp.(1)	3,759	182,499
USEC Inc.	13,178	158,795

		13,180,342
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(1)(2)	3,530	134,069
IKON Office Solutions Inc.	16,384	233,472
Pitney Bowes Inc.	34,727	1,490,830
TRM Corp.(1)	2,161	14,544
Xerox Corp.(1)	144,488	2,196,218

		4,069,133
OFFICE FURNISHINGS—0.05%
CompX International Inc.	310	5,007
Herman Miller Inc.	10,577	342,801
HNI Corp.	8,200	483,800
Interface Inc. Class A(1)	7,048	97,333
Knoll Inc.	1,803	38,440
Steelcase Inc. Class A	9,694	174,492

		1,141,873
OIL & GAS—7.14%
Alon USA Energy Inc.	1,662	40,918
Amerada Hess Corp.	11,778	1,677,187

Anadarko Petroleum Corp.	35,542	3,590,097
Apache Corp.	49,487	3,241,893
Atlas America Inc.(1)	2,736	130,808
ATP Oil & Gas Corp.(1)	2,731	119,918
Atwood Oceanics Inc.(1)	1,971	199,091
Berry Petroleum Co. Class A	2,569	175,848
Bill Barrett Corp.(1)	1,900	61,921
Bois d’Arc Energy LLC(1)	2,053	34,182
Brigham Exploration Co.(1)	3,988	34,935
Bronco Drilling Co. Inc.(1)	1,102	28,983
Burlington Resources Inc.	57,987	5,329,585
Cabot Oil & Gas Corp.	7,364	352,957
Callon Petroleum Co.(1)	2,099	44,121
Carrizo Oil & Gas Inc.(1)	2,933	76,229
Cheniere Energy Inc.(1)(2)	7,240	293,727
Chesapeake Energy Corp.	55,297	1,736,879
Chevron Corp.	341,718	19,809,392
Cimarex Energy Co.	12,286	531,492
Clayton Williams Energy Inc.(1)	880	36,010
Comstock Resources Inc.(1)	6,477	192,302
ConocoPhillips	210,047	13,264,468
Crosstex Energy Inc.	940	72,803
Delta Petroleum Corp.(1)	5,658	118,931
Denbury Resources Inc.(1)	17,119	542,159
Devon Energy Corp.	66,995	4,098,084
Diamond Offshore Drilling Inc.	8,837	790,912
Edge Petroleum Corp.(1)	2,643	66,022
Encore Acquisition Co.(1)	7,391	229,121
Endeavour International Corp.(1)	8,414	24,485
Energy Partners Ltd.(1)	5,028	118,560
ENSCO International Inc.	22,911	1,178,771
EOG Resources Inc.	36,076	2,597,472
EXCO Resources Inc.(1)	7,534	94,401
Exxon Mobil Corp.	959,893	58,419,088
Forest Oil Corp.(1)	7,942	295,284
Frontier Oil Corp.	8,256	489,994
FX Energy Inc.(1)	5,031	26,312
Gasco Energy Inc.(1)	11,168	62,541
Giant Industries Inc.(1)	2,147	149,302
Goodrich Petroleum Corp.(1)	1,564	42,228
Grey Wolf Inc.(1)	29,086	216,400
Harvest Natural Resources Inc.(1)	5,675	55,161
Helmerich & Payne Inc.	7,695	537,265
Holly Corp.	3,093	229,253
Houston Exploration Co.(1)	4,285	225,820
KCS Energy Inc.(1)	7,523	195,598
Kerr-McGee Corp.	17,367	1,658,201
Marathon Oil Corp.	54,773	4,172,059
McMoRan Exploration Co.(1)	3,521	62,815
Meridian Resource Corp. (The)(1)	12,655	51,253
Murphy Oil Corp.	24,847	1,237,878
Newfield Exploration Co.(1)	19,062	798,698
Noble Energy Inc.	26,211	1,151,187
Occidental Petroleum Corp.	63,465	5,880,032
Parallel Petroleum Corp.(1)	5,152	95,054
Parker Drilling Co.(1)	16,266	150,786
Patterson-UTI Energy Inc.	25,541	816,290
Penn Virginia Corp.	2,773	196,883
PetroCorp Inc. Escrow(3)	1,248	0
Petrohawk Energy Corp.(1)	9,073	124,300
Petroleum Development Corp.(1)	2,551	115,713
PetroQuest Energy Inc.(1)	6,109	61,640
Pioneer Drilling Co.(1)	3,289	54,038

Pioneer Natural Resources Co.	19,340	855,795
Plains Exploration & Production Co.(1)	11,611	448,649
Pogo Producing Co.	9,160	460,290
Pride International Inc.(1)	23,806	742,271
Quicksilver Resources Inc.(1)	8,436	326,136
Range Resources Corp.	19,500	532,545
Remington Oil & Gas Corp.(1)	3,461	149,584
Rosetta Resources Inc.(1)	7,620	136,855
Rowan Companies Inc.	16,351	718,790
Southwestern Energy Co.(1)	25,103	808,066
St. Mary Land & Exploration Co.	8,596	350,975
Stone Energy Corp.(1)	3,664	161,692
Sunoco Inc.	20,773	1,611,362
Swift Energy Co.(1)	4,284	160,479
Tesoro Corp.	10,293	703,424
TODCO Class A	7,100	279,811
Toreador Resources Corp.(1)(2)	2,248	69,935
Tri-Valley Corp.(1)(2)	3,148	25,090
Unit Corp.(1)	6,944	387,128
Valero Energy Corp.	89,398	5,344,212
W&T Offshore Inc.	1,905	76,791
Warren Resources Inc.(1)	3,909	58,244
Western Refining Inc.	3,393	73,357
Whiting Petroleum Corp.(1)(2)	5,437	222,863
XTO Energy Inc.	54,424	2,371,254

		155,581,335
OIL & GAS SERVICES—0.92%
Baker Hughes Inc.	51,087	3,494,351
BASiC Energy Services Inc.(1)	1,883	56,113
BJ Services Co.	48,829	1,689,483
CARBO Ceramics Inc.	2,938	167,202
Cooper Cameron Corp.(1)	17,411	767,477
Dresser-Rand Group Inc.(1)	4,108	102,084
Dril-Quip Inc.(1)	1,136	80,486
FMC Technologies Inc.(1)	10,474	536,478
Global Industries Ltd.(1)	12,554	181,907
Grant Prideco Inc.(1)	18,731	802,436
Gulf Island Fabrication Inc.	1,585	37,517
Halliburton Co.	67,262	4,911,471
Hanover Compressor Co.(1)(2)	13,626	253,716
Helix Energy Solutions Group Inc.(1)	11,615	440,209
Hercules Offshore Inc.(1)	1,369	46,560
Hornbeck Offshore Services Inc.(1)	2,878	103,809
Hydril Co. LP(1)	2,834	220,910
Input/Output Inc.(1)(2)	10,280	99,819
Lone Star Technologies Inc.(1)	4,464	247,350
Lufkin Industries Inc.	2,150	119,196
MarkWest Hydrocarbon Inc.	896	20,518
Maverick Tube Corp.(1)	6,495	344,170
National Oilwell Varco Inc.(1)	25,951	1,663,978
Newpark Resources Inc.(1)	13,457	110,347
Oceaneering International Inc.(1)	3,874	221,980
Oil States International Inc.(1)	6,102	224,859
RPC Inc.	3,351	76,570
SEACOR Holdings Inc.(1)	2,729	216,137
Smith International Inc.	32,056	1,248,902
Superior Energy Services Inc.(1)	11,627	311,487
Superior Well Services Inc.(1)	1,048	30,465
Tetra Technologies Inc.(1)	5,106	240,186
Tidewater Inc.	9,116	503,477
Union Drilling Inc.(1)	1,316	19,240
Universal Compression Holdings Inc.(1)	2,532	128,296

Veritas DGC Inc.(1)	5,360	243,290
W-H Energy Services Inc.(1)	4,250	189,083

		20,151,559
PACKAGING & CONTAINERS—0.20%
Ball Corp.	15,723	689,139
Bemis Co. Inc.	16,101	508,470
Chesapeake Corp.	2,902	40,280
Crown Holdings Inc.(1)	24,943	442,489
Graphic Packaging Corp.(1)	9,334	19,321
Greif Inc. Class A	2,292	156,819
Owens-Illinois Inc.(1)	23,011	399,701
Packaging Corp. of America	9,451	212,080
Pactiv Corp.(1)	22,416	550,089
Sealed Air Corp.	12,651	732,113
Silgan Holdings Inc.	3,324	133,525
Sonoco Products Co.	14,897	504,561

		4,388,587
PHARMACEUTICALS—5.37%
Abbott Laboratories	233,826	9,930,590
Abgenix Inc.(1)	13,524	304,290
ACADIA Pharmaceuticals Inc.(1)	2,522	40,302
Adams Respiratory Therapeutics Inc.(1)	1,235	49,116
Adolor Corp.(1)	6,632	157,842
Alkermes Inc.(1)	13,540	298,557
Allergan Inc.	22,214	2,410,219
Alpharma Inc. Class A	5,943	159,391
Altus Pharmaceuticals Inc.(1)	1,051	23,048
American Pharmaceutical Partners Inc.(1)	3,027	86,239
AmerisourceBergen Corp.	31,456	1,518,381
Amylin Pharmaceuticals Inc.(1)	16,506	807,969
Andrx Corp.(1)	10,996	261,045
Antigenics Inc.(1)(2)	4,037	11,061
Array BioPharma Inc.(1)	4,785	43,735
AtheroGenics Inc.(1)(2)	5,790	94,493
AVANIR Pharmaceuticals Class A(1)	4,580	66,960
Barr Pharmaceuticals Inc.(1)	15,551	979,402
Bentley Pharmaceuticals Inc.(1)(2)	2,668	35,084
Bioenvision Inc.(1)	5,849	41,703
BioMarin Pharmaceutical Inc.(1)	12,623	169,401
BioScrip Inc.(1)	5,792	41,760
Bristol-Myers Squibb Co.	294,681	7,252,099
Caraco Pharmaceutical Laboratories Ltd.(1)	1,286	16,718
Cardinal Health Inc.	64,577	4,812,278
Caremark Rx Inc.(1)	68,401	3,363,961
Cell Therapeutics Inc.(1)(2)	15,236	29,101
Cephalon Inc.(1)	8,773	528,573
Connetics Corp.(1)	5,229	88,527
Conor Medsystems Inc.(1)	1,173	34,486
Cubist Pharmaceuticals Inc.(1)	7,928	182,106
CV Therapeutics Inc.(1)	6,500	143,520
Cypress Bioscience Inc.(1)	5,104	32,155
Dendreon Corp.(1)	10,156	47,835
Discovery Laboratories Inc.(1)	8,923	65,406
DOV Pharmaceutical Inc.(1)	3,304	52,798
Durect Corp.(1)	6,705	42,644
DUSA Pharmaceuticals Inc.(1)	2,478	17,495
Endo Pharmaceuticals Holdings Inc.(1)	7,652	251,062
Express Scripts Inc.(1)	18,765	1,649,444
First Horizon Pharmaceutical Corp.(1)	4,263	107,470
Forest Laboratories Inc.(1)	49,143	2,193,252
Gilead Sciences Inc.(1)	68,128	4,238,924

HealthExtras Inc.(1)	3,230	114,019
Hi-Tech Pharmacal Co. Inc.(1)	1,217	34,319
Hospira Inc.(1)	23,799	939,109
Idenix Pharmaceuticals Inc.(1)	2,093	28,402
I-Flow Corp.(1)	2,905	38,695
ImClone Systems Inc.(1)	10,380	353,128
Inspire Pharmaceuticals Inc.(1)	6,419	33,571
Introgen Therapeutics Inc.(1)(2)	3,460	18,373
Isis Pharmaceuticals Inc.(1)	10,982	98,948
ISTA Pharmaceuticals Inc.(1)	1,824	11,582
King Pharmaceuticals Inc.(1)	36,579	630,988
Kos Pharmaceuticals Inc.(1)	2,349	112,212
K-V Pharmaceutical Co. Class A(1)	5,308	128,029
Lilly (Eli) & Co.	147,964	8,182,409
Mannatech Inc.(2)	2,287	39,748
MannKind Corp.(1)	3,877	79,246
Medarex Inc.(1)	16,566	219,003
Medco Health Solutions Inc.(1)	45,459	2,601,164
Medicines Co. (The)(1)	7,333	150,840
Medicis Pharmaceutical Corp. Class A	8,163	266,114
Merck & Co. Inc.	332,210	11,703,758
MGI Pharma Inc.(1)	11,579	202,633
Mylan Laboratories Inc.	33,030	772,902
Nabi Biopharmaceuticals(1)	8,732	49,248
Nastech Pharmaceutical Co. Inc.(1)	2,992	53,856
Nature’s Sunshine Products Inc.	1,778	22,225
NBTY Inc.(1)	8,474	190,834
NeoPharm Inc.(1)	3,048	25,481
Neurocrine Biosciences Inc.(1)	5,524	356,519
Neurogen Corp.(1)	3,651	22,600
New River Pharmaceuticals Inc.(1)	1,850	61,439
NitroMed Inc.(1)	2,966	24,914
Noven Pharmaceuticals Inc.(1)	3,502	63,071
NPS Pharmaceuticals Inc.(1)	6,781	57,910
Nuvelo Inc.(1)	7,785	138,729
Omnicare Inc.	18,062	993,229
Onyx Pharmaceuticals Inc.(1)	6,160	161,762
OSI Pharmaceuticals Inc.(1)	8,403	269,736
Pain Therapeutics Inc.(1)(2)	4,053	44,056
Par Pharmaceutical Companies Inc.(1)	5,124	144,394
Penwest Pharmaceuticals Co.(1)	3,273	70,991
Perrigo Co.	12,683	206,860
Pfizer Inc.	1,121,180	27,939,806
Pharmion Corp.(1)	3,690	66,494
POZEN Inc.(1)	3,737	62,408
Progenics Pharmaceuticals Inc.(1)	3,237	85,748
Renovis Inc.(1)	3,333	71,060
Rigel Pharmaceuticals Inc.(1)	3,556	40,858
Salix Pharmaceuticals Ltd.(1)	6,851	113,110
Schering-Plough Corp.	222,425	4,223,851
Sepracor Inc.(1)	15,791	770,759
Somaxon Pharmaceuticals Inc.(1)	749	11,991
Star Scientific Inc.(1)	6,293	19,697
Tanox Inc.(1)	3,790	73,602
Threshold Pharmaceuticals Inc.(1)	1,137	17,044
Tiens Biotech Group (USA) Inc.(1)	1,232	5,680
Trimeris Inc.(1)	2,527	34,140
United Therapeutics Inc.(1)	3,379	223,960
USANA Health Sciences Inc.(1)	1,595	66,543
Valeant Pharmaceuticals International	13,929	220,775
VCA Antech Inc.(1)	12,350	351,728
ViaCell Inc.(1)	1,212	6,678
Watson Pharmaceuticals Inc.(1)	15,636	449,379

Wyeth	201,829	9,792,743
XenoPort Inc.(1)	859	19,448
Zymogenetics Inc.(1)	4,616	99,798

		117,164,788
PIPELINES—0.33%
Dynegy Inc. Class A(1)	45,470	218,256
El Paso Corp.	97,323	1,172,742
Equitable Resources Inc.	18,419	672,478
Kinder Morgan Inc.	15,707	1,444,887
National Fuel Gas Co.	12,541	410,342
Questar Corp.	12,773	894,749
TransMontaigne Inc.(1)	6,404	62,823
Western Gas Resources Inc.	8,592	414,564
Williams Companies Inc.	86,073	1,841,101

		7,131,942
REAL ESTATE—0.12%
Avatar Holdings Inc.(1)	840	51,240
California Coastal Communities Inc.(1)	1,182	43,852
CB Richard Ellis Group Inc. Class A(1)	7,560	610,092
Consolidated-Tomoka Land Co.	880	54,674
Forest City Enterprises Inc. Class A	9,894	466,502
HouseValues Inc.(1)(2)	816	6,724
Jones Lang LaSalle Inc.	5,133	392,880
Resource Capital Corp.	599	8,254
St. Joe Co. (The)	11,459	720,084
Tarragon Corp.(1)	1,808	35,979
Trammell Crow Co.(1)	5,330	190,068
United Capital Corp.(1)	466	11,594
ZipRealty Inc.(1)(2)	896	7,867

		2,599,810
REAL ESTATE INVESTMENT TRUSTS—2.28%
Aames Investment Corp.	5,955	33,824
Acadia Realty Trust	4,213	99,216
Affordable Residential Communities Inc.	3,770	39,585
Agree Realty Corp.	1,171	37,589
Alexander’s Inc.(1)	291	84,099
Alexandria Real Estate Equities Inc.	3,367	320,976
AMB Property Corp.	12,641	686,027
American Campus Communities Inc.	2,488	64,464
American Financial Realty Trust	19,189	223,552
American Home Mortgage Investment Corp.	6,505	203,021
Annaly Mortgage Management Inc.	18,097	219,698
Anthracite Capital Inc.	8,614	94,582
Anworth Mortgage Asset Corp.	7,103	55,830
Apartment Investment & Management Co. Class A	14,320	671,608
Arbor Realty Trust Inc.	1,861	50,228
Archstone-Smith Trust	32,001	1,560,689
Arden Realty Group Inc.	10,025	452,428
Ashford Hospitality Trust Inc.	6,776	84,022
AvalonBay Communities Inc.	10,973	1,197,154
Bedford Property Investors Inc.	2,142	57,684
BioMed Realty Trust Inc.	6,672	197,758
Boston Properties Inc.	16,687	1,556,063
Boykin Lodging Co.(1)	2,688	30,348
Brandywine Realty Trust	13,154	417,771
BRE Properties Inc. Class A	7,637	427,672
Camden Property Trust	6,998	504,206
Capital Lease Funding Inc.	3,722	41,277
Capital Trust Inc. Class A	1,843	57,354

CapitalSource Inc.	14,224	353,893
CarrAmerica Realty Corp.	8,772	391,319
CBL & Associates Properties Inc.	6,652	282,377
Cedar Shopping Centers Inc.	4,090	64,786
CentraCore Properties Trust	1,693	42,410
Colonial Properties Trust	6,725	337,124
Columbia Equity Trust Inc.	2,200	38,676
Commercial Net Lease Realty Inc.	8,294	193,250
Corporate Office Properties Trust	4,674	213,789
Cousins Properties Inc.	5,998	200,513
Crescent Real Estate Equities Co.	11,598	244,370
Deerfield Triarc Capital Corp.	3,879	52,328
Developers Diversified Realty Corp.	16,377	896,641
DiamondRock Hospitality Co.	4,089	56,469
Digital Realty Trust Inc.	1,783	50,227
Duke Realty Corp.	20,272	769,322
EastGroup Properties Inc.	3,276	155,413
ECC Capital Corp.	8,392	12,756
Education Realty Trust Inc.	3,832	58,630
Entertainment Properties Trust	4,044	169,767
Equity Inns Inc.	8,015	129,843
Equity Lifestyle Properties Inc.	2,842	141,390
Equity Office Properties Trust	57,423	1,928,264
Equity One Inc.	5,666	139,157
Equity Residential	43,227	2,022,591
Essex Property Trust Inc.	3,470	377,293
Extra Space Storage Inc.	7,651	131,521
Federal Realty Investment Trust	7,885	592,952
FelCor Lodging Trust Inc.	7,636	161,120
Fieldstone Investment Corp.	7,265	85,727
First Industrial Realty Trust Inc.	6,444	275,094
First Potomac Realty Trust	3,033	85,682
General Growth Properties Inc.	26,787	1,309,081
Getty Realty Corp.	2,702	78,628
Glenborough Realty Trust Inc.	4,547	98,897
Glimcher Realty Trust(2)	5,415	153,786
Global Signal Inc.	2,267	111,536
GMH Communities Trust	6,149	71,574
Government Properties Trust Inc.	2,952	28,162
Gramercy Capital Corp.	2,425	60,455
Health Care Property Investors Inc.	20,162	572,601
Health Care REIT Inc.	8,644	329,336
Healthcare Realty Trust Inc.	7,154	267,417
Heritage Property Investment Trust Inc.	4,150	164,299
Hersha Hospitality Trust	3,233	31,651
Highland Hospitality Corp.	8,908	113,221
Highwoods Properties Inc.	8,175	275,743
Home Properties Inc.	4,750	242,725
HomeBanc Corp.	8,264	72,641
Hospitality Properties Trust	10,750	469,453
Host Marriott Corp.	58,241	1,246,357
HRPT Properties Trust	30,106	353,444
Impac Mortgage Holdings Inc.	11,468	110,552
Inland Real Estate Corp.	10,273	167,553
Innkeepers USA Trust	6,565	111,277
Investors Real Estate Trust	6,779	64,672
iStar Financial Inc.	16,958	649,152
JER Investors Trust Inc.	1,911	31,761
Kilroy Realty Corp.	4,389	339,094
Kimco Realty Corp.	29,920	1,215,949
Kite Realty Group Trust	4,024	64,183
KKR Financial Corp.	5,578	125,115
LaSalle Hotel Properties	5,941	243,581

Lexington Corporate Properties Trust	7,700	160,545
Liberty Property Trust	13,008	613,457
LTC Properties Inc.	3,496	81,317
Luminent Mortgage Capital Inc.	5,843	47,387
Macerich Co. (The)	10,585	782,761
Mack-Cali Realty Corp.	9,310	446,880
Maguire Properties Inc.	5,507	201,006
Medical Properties Trust Inc.	1,974	21,319
Meristar Hospitality Corp.(1)	13,041	135,366
MFA Mortgage Investments Inc.	12,167	77,260
Mid-America Apartment Communities Inc.	2,811	153,902
Mills Corp.	8,408	235,424
MortgageIT Holdings Inc.	3,654	39,573
National Health Investors Inc.	3,508	89,103
National Health Realty Inc.	1,125	22,410
Nationwide Health Properties Inc.	10,179	218,849
New Century Financial Corp.	7,314	336,590
New Plan Excel Realty Trust Inc.	15,651	405,987
Newcastle Investment Corp.	6,703	160,336
Newkirk Realty Trust Inc.	2,254	40,775
NorthStar Realty Finance Corp.	3,980	43,581
NovaStar Financial Inc.(2)	4,406	147,337
Omega Healthcare Investors Inc.	8,584	120,348
One Liberty Properties Inc.	1,285	25,482
Opteum Inc. Class A	3,802	32,545
Origen Financial Inc.	2,370	14,410
Pan Pacific Retail Properties Inc.	6,101	432,561
Parkway Properties Inc.	2,151	93,956
Pennsylvania Real Estate Investment Trust	5,458	240,152
Post Properties Inc.	6,336	281,952
ProLogis	36,521	1,953,874
PS Business Parks Inc.	2,473	138,290
Public Storage Inc.	12,438	1,010,339
RAIT Investment Trust	4,081	115,247
Ramco-Gershenson Properties Trust	2,184	66,110
Realty Income Corp.	13,431	325,165
Reckson Associates Realty Corp.	12,335	565,190
Redwood Trust Inc.	2,916	126,321
Regency Centers Corp.	10,266	689,773
Republic Property Trust	3,769	44,361
Saul Centers Inc.	1,662	72,978
Saxon Capital Inc.	7,585	79,187
Senior Housing Properties Trust	8,971	162,375
Shurgard Storage Centers Inc. Class A	7,050	469,742
Simon Property Group Inc.	25,969	2,185,032
Sizeler Property Investors Inc.	2,645	39,040
SL Green Realty Corp.	6,313	640,770
Sovran Self Storage Inc.	2,451	135,295
Spirit Finance Corp.	12,036	146,839
Strategic Hotels & Resorts Inc.	8,814	205,190
Sun Communities Inc.	2,381	84,168
Sunstone Hotel Investors Inc.	5,501	159,364
Tanger Factory Outlet Centers Inc.	4,698	161,658
Taubman Centers Inc.	7,681	320,067
Thornburg Mortgage Inc.	16,111	435,964
Town & Country Trust (The)(2)	2,693	109,309
Trizec Properties Inc.	13,831	355,872
Trustreet Properties Inc.	9,842	149,500
United Dominion Realty Trust Inc.	20,575	587,211
Universal Health Realty Income Trust	1,815	66,302
Urstadt Biddle Properties Inc. Class A	3,275	58,950
U-Store-It Trust	6,378	128,517
Ventas Inc.	15,560	516,281

Vornado Realty Trust	18,109	1,738,464
Washington Real Estate Investment Trust	6,337	230,160
Weingarten Realty Investors	12,048	490,956
Winston Hotels Inc.	3,882	44,138

		49,807,885
RETAIL—6.10%
Abercrombie & Fitch Co. Class A	12,991	757,375
AC Moore Arts & Crafts Inc.(1)	2,254	41,474
Advance Auto Parts Inc.	16,212	675,068
Aeropostale Inc.(1)	8,390	253,042
AFC Enterprises Inc.	3,043	42,298
Allion Healthcare Inc.(1)	951	12,896
American Eagle Outfitters Inc.	17,964	536,405
America’s Car-Mart Inc.(1)(2)	1,477	31,756
AnnTaylor Stores Corp.(1)	11,002	404,764
Applebee’s International Inc.	11,494	282,178
Asbury Automotive Group Inc.(1)	1,879	37,054
AutoNation Inc.(1)	26,923	580,191
AutoZone Inc.(1)	8,510	848,362
Barnes & Noble Inc.	7,201	333,046
Bebe Stores Inc.	2,739	50,452
Bed Bath & Beyond Inc.(1)	44,368	1,703,731
Best Buy Co. Inc.	61,016	3,412,625
Big 5 Sporting Goods Corp.	2,978	58,309
Big Lots Inc.(1)	17,153	239,456
BJ’s Restaurants Inc.(1)(2)	2,104	56,808
BJ’s Wholesale Club Inc.(1)	10,395	327,546
Blair Corp.	617	25,550
Blockbuster Inc. Class A(2)	28,167	111,823
Bob Evans Farms Inc.	5,316	157,938
Bombay Co. Inc. (The)(1)	5,541	18,285
Bon-Ton Stores Inc. (The)	906	29,309
Borders Group Inc.	10,063	253,990
Brinker International Inc.	13,319	562,728
Brown Shoe Co. Inc.	2,781	145,947
Buckle Inc. (The)	1,167	47,789
Buffalo Wild Wings Inc.(1)	1,002	41,663
Build-A-Bear Workshop Inc.(1)(2)	1,374	42,113
Burlington Coat Factory Warehouse Corp.	2,519	114,489
Cabela’s Inc. Class A(1)(2)	4,726	96,978
Cache Inc.(1)	1,767	32,407
California Pizza Kitchen Inc.(1)	2,951	95,760
CarMax Inc.(1)	15,792	516,083
Casey’s General Store Inc.	7,577	173,286
Cash America International Inc.	4,349	130,557
Casual Male Retail Group Inc.(1)	4,194	40,850
Cato Corp. Class A	4,521	107,871
CBRL Group Inc.	7,144	313,693
CEC Entertainment Inc.(1)	5,239	176,135
Charlotte Russe Holding Inc.(1)	2,345	50,183
Charming Shoppes Inc.(1)	17,996	267,601
Cheesecake Factory (The)(1)	11,720	438,914
Chico’s FAS Inc.(1)	27,070	1,100,125
Children’s Place Retail Stores Inc. (The)(1)(2)	3,145	182,096
Chipotle Mexican Grill Inc. Class A(1)	1,184	65,582
Christopher & Banks Corp.	5,452	126,541
Circuit City Stores Inc.	26,647	652,319
Citi Trends Inc.(1)	634	25,208
CKE Restaurants Inc.	9,032	157,157
Claire’s Stores Inc.	13,273	481,943
Coldwater Creek Inc.(1)	7,987	222,039
Conn’s Inc.(1)	762	26,030

Copart Inc.(1)	10,145	278,480
Cost Plus Inc.(1)	3,300	56,430
Costco Wholesale Corp.	72,026	3,900,928
CSK Auto Corp.(1)	6,738	93,456
CVS Corp.	122,147	3,648,531
Darden Restaurants Inc.	23,625	969,334
Deb Shops Inc.	607	18,028
dELiA*s Inc.(1)	2,570	24,004
Denny’s Corp.(1)	13,360	63,594
Design Within Reach Inc.(1)(2)	1,544	8,785
Dick’s Sporting Goods Inc.(1)	5,211	206,720
Dillard’s Inc. Class A	9,624	250,609
Dollar General Corp.	49,459	873,941
Dollar Tree Stores Inc.(1)	16,379	453,207
Domino’s Pizza Inc.	4,768	136,126
Dress Barn Inc.(1)	3,258	156,221
DSW Inc. Class A(1)	1,793	56,157
Family Dollar Stores Inc.	23,489	624,807
Federated Department Stores Inc.	41,047	2,996,431
Finish Line Inc. (The)	6,327	104,079
First Cash Inc.(1)	3,917	78,301
Foot Locker Inc.	23,478	560,655
Fred’s Inc.(2)	5,985	79,361
GameStop Corp. Class A(1)	8,281	390,366
Gap Inc. (The)	86,143	1,609,151
Genesco Inc.(1)	3,362	130,748
Golf Galaxy Inc.(1)	661	14,443
Group 1 Automotive Inc.	3,114	148,040
Guitar Center Inc.(1)	3,914	186,698
Haverty Furniture Companies Inc.	2,816	40,410
Hibbet Sporting Goods Inc.(1)	5,391	177,849
Home Depot Inc.	325,507	13,768,946
Hot Topic Inc.(1)	6,716	97,382
IHOP Corp.	2,853	136,773
Insight Enterprises Inc.(1)	7,344	161,641
Jack in the Box Inc.(1)	5,529	240,512
Jill (J.) Group Inc. (The)(1)	2,944	70,391
Jo-Ann Stores Inc.(1)(2)	3,398	45,737
Jos. A. Bank Clothiers Inc.(1)	2,559	122,704
Kenneth Cole Productions Inc. Class A	1,296	35,899
Kohl’s Corp.(1)	46,188	2,448,426
Krispy Kreme Doughnuts Inc.(1)(2)	8,228	73,887
Landry’s Restaurants Inc.(2)	2,504	88,466
Limited Brands Inc.	52,205	1,276,934
Lithia Motors Inc. Class A	2,270	78,769
Lone Star Steakhouse & Saloon Inc.	2,634	74,858
Longs Drug Stores Corp.	4,688	216,961
Lowe’s Companies Inc.	116,775	7,524,981
Luby’s Inc.(1)	3,793	47,375
MarineMax Inc.(1)	1,955	65,532
McCormick & Schmick’s Seafood Restaurants Inc.(1)	1,210	30,819
McDonald’s Corp.	191,122	6,566,952
Men’s Wearhouse Inc. (The)	7,304	262,506
Michaels Stores Inc.	20,531	771,555
Morton’s Restaurant Group Inc.(1)	1,433	24,906
Movado Group Inc.	2,769	63,909
Movie Gallery Inc.(2)	3,575	10,797
MSC Industrial Direct Co. Inc. Class A	7,051	380,895
New York & Co. Inc.(1)	1,880	28,087
99 Cents Only Stores(1)	6,527	88,506
Nordstrom Inc.	33,182	1,300,071
Nu Skin Enterprises Inc. Class A	8,353	146,428

O’Charley’s Inc.(1)	3,315	61,195
Office Depot Inc.(1)	44,624	1,661,798
OfficeMax Inc.	10,599	319,772
O’Reilly Automotive Inc.(1)	15,109	552,385
Outback Steakhouse Inc.	9,473	416,812
P.F. Chang’s China Bistro Inc.(1)(2)	3,952	194,794
Pacific Sunwear of California Inc.(1)	11,379	252,159
Panera Bread Co. Class A(1)	4,063	305,456
Pantry Inc. (The)(1)	2,560	159,718
Papa John’s International Inc.(1)	3,304	108,404
Payless ShoeSource Inc.(1)	10,135	231,990
Penney (J.C.) Co. Inc.	31,182	1,883,705
Pep Boys-Manny, Moe & Jack Inc.	8,414	127,136
PETCO Animal Supplies Inc.(1)	8,789	207,157
PetSmart Inc.	21,744	611,876
Pier 1 Imports Inc.	13,094	152,021
RadioShack Corp.	20,221	388,850
Rare Hospitality International Inc.(1)	5,143	179,131
Red Robin Gourmet Burgers Inc.(1)(2)	2,111	99,639
Regis Corp.	6,818	235,085
Restoration Hardware Inc.(1)	4,270	24,296
Retail Ventures Inc.(1)(2)	2,559	37,515
Rite Aid Corp.(1)	78,116	312,464
Ross Stores Inc.	22,328	651,754
Ruby Tuesday Inc.(2)	8,751	280,732
Rush Enterprises Inc. Class A(1)	3,102	54,533
Ruth’s Chris Steak House(1)	2,061	49,072
Ryan’s Restaurant Group Inc.(1)	6,347	92,032
Saks Inc.(1)	18,684	360,601
School Specialty Inc.(1)	3,483	120,164
Sears Holdings Corp.(1)	14,930	1,974,343
Select Comfort Corp.(1)	5,487	217,011
Sharper Image Corp.(1)	1,690	21,649
Shoe Carnival Inc.(1)	1,059	26,454
Smart & Final Inc.(1)	1,878	30,780
Sonic Automotive Inc.	4,405	122,283
Sonic Corp.(1)	9,139	321,053
Sports Authority Inc. (The)(1)	3,846	141,917
Stage Stores Inc.	4,067	120,993
Staples Inc.	111,073	2,834,583
Starbucks Corp.(1)	117,551	4,424,620
Steak n Shake Co. (The)(1)	4,081	86,109
Stein Mart Inc.	3,801	66,213
Syms Corp.	899	13,485
Systemax Inc.(1)	1,222	8,823
Talbots Inc. (The)	3,389	91,062
Target Corp.	133,532	6,944,999
Texas Roadhouse Inc. Class A(1)	6,897	117,870
Tiffany & Co.	21,819	819,085
TJX Companies Inc.	72,524	1,800,046
Too Inc.(1)	5,250	180,338
Tractor Supply Co.(1)	4,948	328,250
Trans World Entertainment Corp.(1)	2,928	16,309
Triarc Companies Inc. Class B	6,661	116,434
Tuesday Morning Corp.	3,934	90,836
Under Armour Inc. Class A(1)	1,727	55,955
United Auto Group Inc.	4,011	172,473
Urban Outfitters Inc.(1)	16,124	395,683
Walgreen Co.	154,166	6,649,180
Wal-Mart Stores Inc.	379,786	17,941,091
Wendy’s International Inc.	17,320	1,074,879
West Marine Inc.(1)	2,195	32,947
Wet Seal Inc. Class A(1)(2)	8,770	58,321

Williams-Sonoma Inc.(1)	17,421	738,650
Wilsons The Leather Experts Inc.(1)	2,473	9,645
World Fuel Services Corp.	4,103	165,925
Yum! Brands Inc.	43,692	2,134,791
Zale Corp.(1)	7,611	213,336
Zumiez Inc.(1)	445	27,190

		133,021,170
SAVINGS & LOANS—0.80%
Anchor BanCorp Wisconsin Inc.	3,369	102,114
Astoria Financial Corp.	14,711	455,453
BankAtlantic Bancorp Inc. Class A	6,460	92,959
BankUnited Financial Corp. Class A	4,649	125,709
Berkshire Hills Bancorp Inc.	1,180	41,229
Beverly Hills Bancorp Inc.	2,268	24,041
BFC Financial Corp. Class A(1)	3,367	22,054
Brookline Bancorp Inc.	9,151	141,749
Capitol Federal Financial	3,273	105,718
Charter Financial Corp.	552	21,009
Clifton Savings Bancorp Inc.	1,869	19,980
Commercial Capital Bancorp Inc.	6,555	92,163
Dime Community Bancshares	4,100	58,917
Downey Financial Corp.	3,144	211,591
Fidelity Bankshares Inc.	3,360	112,997
First Defiance Financial Corp.	1,156	30,449
First Financial Holdings Inc.	1,793	56,838
First Niagara Financial Group Inc.	16,428	240,834
First Place Financial Corp.	2,322	57,586
FirstFed Financial Corp.(1)	2,484	148,568
Flagstar Bancorp Inc.	5,203	78,565
Flushing Financial Corp.	2,800	48,888
Franklin Bank Corp. (Texas)(1)	3,045	58,555
Golden West Financial Corp.	38,268	2,598,397
Harbor Florida Bancshares Inc.(2)	3,070	116,261
Horizon Financial Corp.	1,608	41,100
Hudson City Bancorp Inc.	90,067	1,196,990
Independence Community Bank Corp.	12,606	525,418
Investors Bancorp Inc.(1)	7,984	111,297
ITLA Capital Corp.	818	39,444
Kearny Financial Corp.	3,136	43,057
KNBT Bancorp Inc.	4,725	77,254
MAF Bancorp Inc.	5,115	223,884
NASB Financial Inc.	430	14,732
New York Community Bancorp Inc.(2)	40,139	703,235
NewAlliance Bancshares Inc.	17,170	247,763
Northwest Bancorp Inc.	3,000	74,280
OceanFirst Financial Corp.	1,279	31,336
Partners Trust Financial Group Inc.	7,478	89,138
PennFed Financial Services Inc.	1,262	24,193
People’s Bank	8,858	290,100
PFF Bancorp Inc.	2,869	96,714
Provident Financial Holdings Inc.	795	25,917
Provident Financial Services Inc.	10,350	187,335
Provident New York Bancorp	5,825	75,550
Rockville Financial Inc.(1)	1,205	17,268
Sound Federal Bancorp Inc.	1,771	36,465
Sovereign Bancorp Inc.	54,874	1,202,289
Sterling Financial Corp. (Washington)	5,242	152,018
TierOne Corp.	2,778	94,313
United Community Financial Corp.	4,101	49,704
United Financial Bancorp Inc.	1,087	13,077
Washington Federal Inc.	13,063	316,125
Washington Mutual Inc.	149,143	6,356,475

Wauwatosa Holdings Inc.(1)	1,607	21,855
Westfield Financial Inc.	594	14,672
WSFS Financial Corp.	825	51,835

		17,507,457
SEMICONDUCTORS—3.06%
Actel Corp.(1)	3,655	58,261
ADE Corp.(1)	1,562	47,828
Advanced Analogic Technologies Inc.(1)	1,727	19,688
Advanced Micro Devices Inc.(1)	72,724	2,411,528
Agere Systems Inc.(1)	27,189	408,923
Altera Corp.(1)	55,963	1,155,076
AMIS Holdings Inc.(1)	6,613	59,914
Amkor Technology Inc.(1)	15,349	132,615
Analog Devices Inc.	55,800	2,136,582
Applied Materials Inc.	251,489	4,403,572
Applied Micro Circuits Corp.(1)	46,279	188,356
Asyst Technologies Inc.(1)	7,397	77,003
Atmel Corp.(1)	63,486	299,654
ATMI Inc.(1)	5,633	170,117
Axcelis Technologies Inc.(1)	14,751	86,441
Broadcom Corp. Class A(1)	62,583	2,701,082
Brooks Automation Inc.(1)	11,334	161,396
Cabot Microelectronics Corp.(1)(2)	3,774	140,015
Cirrus Logic Inc.(1)	12,824	108,748
Cohu Inc.	3,276	69,517
Conexant Systems Inc.(1)	71,475	246,589
Credence Systems Corp.(1)	13,205	96,925
Cree Inc.(1)	11,389	373,673
Cypress Semiconductor Corp.(1)	20,982	355,645
Diodes Inc.(1)	2,572	106,738
DSP Group Inc.(1)	4,540	131,705
EMCORE Corp.(1)	5,685	58,101
Emulex Corp.(1)	12,535	214,223
Entegris Inc.(1)	17,637	187,658
Exar Corp.(1)	5,405	77,183
Fairchild Semiconductor International Inc. Class A(1)	18,007	343,393
FormFactor Inc.(1)	5,885	231,398
Freescale Semiconductor Inc. Class B(1)	60,630	1,683,695
Genesis Microchip Inc.(1)	5,221	88,966
Hittite Microwave Corp.(1)	784	26,429
Ikanos Communications Inc.(1)	971	19,138
Integrated Device Technology Inc.(1)	29,477	438,028
Integrated Silicon Solution Inc.(1)	5,564	36,945
Intel Corp.	878,177	16,992,725
International Rectifier Corp.(1)	10,600	439,158
Intersil Corp. Class A	22,199	641,995
IXYS Corp.(1)	3,958	36,493
KLA-Tencor Corp.	29,725	1,437,501
Kopin Corp.(1)	10,932	54,769
Kulicke & Soffa Industries Inc.(1)	8,036	76,663
Lam Research Corp.(1)	20,847	896,421
Lattice Semiconductor Corp.(1)	17,357	115,598
Leadis Technology Inc.(1)	2,398	13,621
Linear Technology Corp.	46,154	1,619,082
LSI Logic Corp.(1)	58,391	675,000
LTX Corp.(1)	9,187	49,610
Mattson Technology Inc.(1)	6,253	75,036
Maxim Integrated Products Inc.	49,453	1,837,179
MEMC Electronic Materials Inc.(1)	20,854	769,930
Micrel Inc.(1)	9,444	139,960
Microchip Technology Inc.	31,374	1,138,876

Micron Technology Inc.(1)	96,475	1,420,112
Microsemi Corp.(1)	9,737	283,444
Microtune Inc.(1)	7,725	40,325
MIPS Technologies Inc. Class A(1)	6,544	48,818
MKS Instruments Inc.(1)	5,020	117,619
Monolithic Power Systems Inc.(1)	2,775	51,726
National Semiconductor Corp.	52,654	1,465,887
NetLogic Microsystems Inc.(1)	1,610	66,348
Novellus Systems Inc.(1)	19,134	459,216
NVIDIA Corp.(1)	25,603	1,466,028
OmniVision Technologies Inc.(1)	7,906	238,761
ON Semiconductor Corp.(1)	26,329	191,149
Pericom Semiconductor Corp.(1)	3,801	37,478
Photronics Inc.(1)	5,984	112,260
Pixelworks Inc.(1)	6,715	33,374
PLX Technology Inc.(1)	3,554	44,603
PMC-Sierra Inc.(1)	27,339	335,996
PortalPlayer Inc.(1)	2,520	56,020
Power Integrations Inc.(1)	4,402	109,082
QLogic Corp.(1)	24,190	468,077
Rambus Inc.(1)	14,965	588,723
Rudolph Technologies Inc.(1)	3,739	63,750
Semitool Inc.(1)	2,758	31,358
Semtech Corp.(1)	11,123	198,990
SigmaTel Inc.(1)	5,241	45,806
Silicon Image Inc.(1)	12,103	124,782
Silicon Laboratories Inc.(1)	6,467	355,362
SiRF Technology Holdings Inc.(1)	5,580	197,588
Skyworks Solutions Inc.(1)	23,475	159,395
Spansion Inc. Class A(1)	6,361	94,143
Standard Microsystems Corp.(1)	3,067	79,681
Supertex Inc.(1)	1,550	58,311
Teradyne Inc.(1)	29,419	456,289
Tessera Technologies Inc.(1)	6,600	211,728
Texas Instruments Inc.	250,637	8,138,183
TranSwitch Corp.(1)	19,655	51,103
TriQuint Semiconductor Inc.(1)	20,815	102,410
Ultratech Inc.(1)	3,707	90,747
Varian Semiconductor Equipment Associates Inc.(1)	8,343	234,271
Veeco Instruments Inc.(1)	3,878	90,551
Virage Logic Corp.(1)	1,872	20,199
Vitesse Semiconductor Corp.(1)	32,228	115,376
Volterra Semiconductor Corp.(1)	2,421	46,217
Xilinx Inc.	52,632	1,340,011
Zoran Corp.(1)	7,024	153,685

		66,657,347
SOFTWARE—3.92%
Activision Inc.(1)	35,807	493,779
Acxiom Corp.	13,219	341,579
Adobe Systems Inc.(1)	89,424	3,122,686
Advent Software Inc.(1)	3,304	93,900
Allscripts Healthcare Solutions Inc.(1)	6,403	117,239
Altiris Inc.(1)	3,508	77,211
American Reprographics Co.(1)	2,083	72,259
AMICAS Inc.(1)	7,222	34,088
ANSYS Inc.(1)	4,810	260,462
Aspen Technology Inc.(1)	6,555	82,921
Atari Inc.(1)	6,716	4,298
Autodesk Inc.(1)	34,146	1,315,304
Automatic Data Processing Inc.	87,961	4,018,058
Avid Technology Inc.(1)	6,171	268,192

BEA Systems Inc.(1)	59,689	783,717
Blackbaud Inc.	1,456	30,853
Blackboard Inc.(1)	2,746	78,014
BMC Software Inc.(1)	33,469	724,939
Borland Software Corp.(1)	12,356	66,722
Bottomline Technologies Inc.(1)	2,255	30,961
CA Inc.	70,043	1,905,870
Cerner Corp.(1)	9,617	456,327
Citrix Systems Inc.(1)	26,910	1,019,889
Computer Programs & Systems Inc.	1,151	57,550
Compuware Corp.(1)	58,145	455,275
Concur Technologies Inc.(1)	4,874	90,315
CSG Systems International Inc.(1)	7,610	177,009
Dendrite International Inc.(1)	6,293	85,899
Digi International Inc.(1)	3,533	41,230
Dun & Bradstreet Corp.(1)	10,294	789,344
Eclipsys Corp.(1)	6,061	143,100
eFunds Corp.(1)	6,742	174,213
Electronic Arts Inc.(1)	46,433	2,540,814
Emageon Inc.(1)	2,195	37,293
Epicor Software Corp.(1)	7,981	107,185
EPIQ Systems Inc.(1)(2)	2,142	40,698
Fair Isaac Corp.	10,149	402,103
FalconStor Software Inc.(1)	3,869	36,562
Fidelity National Information Services Inc.	26,369	1,069,263
FileNET Corp.(1)	6,202	167,578
First Data Corp.	117,410	5,497,136
Fiserv Inc.(1)	27,496	1,169,955
Global Payments Inc.	9,850	522,149
Hyperion Solutions Corp.(1)	9,130	297,638
IMS Health Inc.	29,986	772,739
Infocrossing Inc.(1)(2)	2,878	34,680
Informatica Corp.(1)	13,159	204,622
infoUSA Inc.	4,765	61,850
InPhonic Inc.(1)(2)	2,318	16,203
Inter-Tel Inc.	3,126	67,021
InterVideo Inc.(1)	1,383	15,019
Intuit Inc.(1)	23,579	1,254,167
JDA Software Group Inc.(1)	4,262	61,543
Keane Inc.(1)	6,961	109,636
Lawson Software Inc.(1)	9,107	69,851
Majesco Holdings Inc.(1)(2)	1,286	1,775
ManTech International Corp. Class A(1)	2,394	79,529
MapInfo Corp.(1)	3,137	43,981
Microsoft Corp.	1,396,220	37,991,146
MicroStrategy Inc. Class A(1)	2,102	221,320
Midway Games Inc.(1)(2)	2,791	25,733
MoneyGram International Inc.	13,004	399,483
MRO Software Inc.(1)	2,899	46,268
NAVTEQ Corp.(1)	13,510	684,282
NetIQ Corp.(1)	5,960	66,454
Novell Inc.(1)	56,955	437,414
Nuance Communications Inc.(1)(2)	19,881	234,795
Open Solutions Inc.(1)(2)	2,867	78,298
Oracle Corp.(1)	590,680	8,086,409
Packeteer Inc.(1)	5,200	60,320
Parametric Technology Corp.(1)	16,357	267,110
PDF Solutions Inc.(1)	2,684	50,781
Pegasystems Inc.(1)	2,245	18,319
Per-Se Technologies Inc.(1)(2)	4,642	123,756
Phase Forward Inc.(1)	3,148	35,069
Phoenix Technologies Ltd.(1)	3,506	23,771
Pixar Inc.(1)	8,121	520,881

Progress Software Corp.(1)	6,013	174,918
QAD Inc.	1,850	13,838
Quality Systems Inc.	2,244	74,276
Quest Software Inc.(1)	9,688	161,790
Red Hat Inc.(1)	26,715	747,486
Renaissance Learning Inc.	1,114	20,052
Salesforce.com Inc.(1)	10,374	376,887
Schawk Inc.	1,800	46,818
SeaChange International Inc.(1)	3,622	28,143
SEI Investments Co.	9,557	387,345
SPSS Inc.(1)	2,885	91,339
SSA Global Technologies Inc.(1)	1,567	25,119
Sybase Inc.(1)	13,445	283,958
SYNNEX Corp.(1)	1,228	22,792
Take-Two Interactive Software Inc.(1)(2)	10,603	197,852
Taleo Corp. Class A(1)	1,095	14,290
THQ Inc.(1)(2)	9,344	241,916
Total System Services Inc.	5,699	113,524
Transaction Systems Architects Inc. Class A(1)	5,669	176,929
Trident Microsystems Inc.(1)	8,194	238,118
Ulticom Inc.(1)	1,791	19,253
Ultimate Software Group Inc.(1)	3,335	86,210
Unica Corp.(1)	936	10,848
VeriFone Holdings Inc.(1)	3,828	115,950
Verint Systems Inc.(1)	1,924	68,052
Wind River Systems Inc.(1)	10,833	134,871
Witness Systems Inc.(1)	4,725	120,015

		85,458,391
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)	5,311	164,216

		164,216
TELECOMMUNICATIONS—6.03%
Adaptec Inc.(1)	16,818	93,004
ADC Telecommunications Inc.(1)	17,499	447,799
ADTRAN Inc.	9,879	258,632
Aeroflex Inc.(1)	11,420	156,797
Airspan Networks Inc.(1)	5,500	37,125
Alaska Communications Systems Group Inc.	1,935	23,472
Alltel Corp.	56,214	3,639,856
American Tower Corp. Class A(1)	63,281	1,918,680
Anaren Inc.(1)	2,514	48,948
Andrew Corp.(1)	24,618	302,309
Anixter International Inc.	4,849	231,685
Applied Signal Technology Inc.	1,648	32,680
Arris Group Inc.(1)	15,666	215,564
AT&T Inc.	592,217	16,013,548
Atheros Communications Inc.(1)	5,203	136,267
Avaya Inc.(1)	72,074	814,436
BellSouth Corp.	276,099	9,566,830
Black Box Corp.	2,590	124,450
Broadwing Corp.(1)	10,933	161,152
Cbeyond Communications Inc.(1)	934	16,485
C-COR Inc.(1)	6,949	60,734
Centennial Communications Corp.	3,421	25,076
CenturyTel Inc.	17,932	701,500
CIENA Corp.(1)	86,531	450,827
Cincinnati Bell Inc.(1)	36,517	165,057
Cisco Systems Inc.(1)	974,702	21,121,792
Citizens Communications Co.	51,483	683,179
Commonwealth Telephone Enterprises Inc.	3,237	111,515
CommScope Inc.(1)	8,657	247,157

Comtech Telecommunications Corp.(1)	3,434	100,170
Comverse Technology Inc.(1)	30,129	708,935
Consolidated Communications Holdings Inc.	2,456	39,959
Corning Inc.(1)	229,835	6,184,860
Crown Castle International Corp.(1)	33,042	936,741
CT Communications Inc.	2,744	37,291
Ditech Communications Corp.(1)	4,627	48,352
Dobson Communications Corp. Class A(1)(2)	21,590	173,152
Endwave Corp.(1)(2)	977	14,352
Essex Corp.(1)	2,493	54,896
Extreme Networks Inc.(1)	17,972	90,219
FairPoint Communications Inc.	3,942	54,478
Finisar Corp.(1)	32,813	162,424
Foundry Networks Inc.(1)	18,383	333,835
General Communication Inc. Class A(1)	8,392	101,459
Glenayre Technologies Inc.(1)	9,782	51,356
GlobeTel Communications Corp.(1)(2)	10,777	26,835
Golden Telecom Inc.	3,278	98,504
Harmonic Inc.(1)	10,830	68,987
Harris Corp.	20,139	952,373
Hungarian Telephone and Cable Corp.(1)	557	8,923
Hypercom Corp.(1)	7,659	71,229
IDT Corp. Class B(1)(2)	8,852	97,992
InterDigital Communications Corp.(1)	8,101	198,637
Intrado Inc.(1)	2,597	67,470
Iowa Telecommunications Services Inc.	3,281	62,601
Ixia(1)	4,821	68,747
JDS Uniphase Corp.(1)	240,645	1,003,490
Juniper Networks Inc.(1)	82,242	1,572,467
Level 3 Communications Inc.(1)(2)	122,805	636,130
Lucent Technologies Inc.(1)	668,005	2,037,415
MasTec Inc.(1)	5,127	72,650
Motorola Inc.	369,770	8,471,431
MRV Communications Inc.(1)(2)	15,784	64,714
NETGEAR Inc.(1)	4,772	90,716
NeuStar Inc. Class A(1)	3,652	113,212
Newport Corp.(1)	5,646	106,484
Nextel Partners Inc. Class A(1)	25,127	711,597
NII Holdings Inc. Class B(1)	18,713	1,103,506
North Pittsburgh Systems Inc.	2,360	55,082
Novatel Wireless Inc.(1)(2)	4,477	40,069
NTELOS Holdings Corp.(1)	2,164	30,318
NTL Inc.(1)	38,696	1,126,441
Oplink Communications Inc.(1)	2,324	40,298
Optical Communication Products Inc.(1)	1,872	5,766
PanAmSat Holding Corp.	7,538	187,093
Plantronics Inc.	7,334	259,844
Polycom Inc.(1)	14,112	305,948
Powerwave Technologies Inc.(1)(2)	16,507	222,679
Preformed Line Products Co.	351	11,906
Premiere Global Services Inc.(1)	10,608	85,394
Price Communications Corp.(1)	6,784	120,009
QUALCOMM Inc.	246,329	12,466,711
Qwest Communications International Inc.(1)	227,690	1,548,292
RCN Corp.(1)	3,458	89,562
RF Micro Devices Inc.(1)	28,317	244,942
SafeNet Inc.(1)(2)	3,624	95,964
SBA Communications Corp.(1)	12,789	299,390
Shenandoah Telecommunications Co.	986	44,360
Sonus Networks Inc.(1)	37,266	204,218
SpectraLink Corp.	2,912	36,546
Sprint Nextel Corp.	419,909	10,850,449
SureWest Communications	2,255	54,391

Sycamore Networks Inc.(1)	26,377	123,972
Symmetricom Inc.(1)(2)	6,761	57,807
Syniverse Holdings Inc.(1)	2,650	41,870
Talk America Holdings Inc.(1)	4,301	36,688
Tekelec(1)	8,390	116,034
Telephone & Data Systems Inc.	16,389	646,382
Telkonet Inc.(1)(2)	5,888	25,024
Tellabs Inc.(1)	67,599	1,074,824
Terayon Communication Systems Inc.(1)	10,911	19,967
3Com Corp.(1)	57,884	296,366
Time Warner Telecom Inc. Class A(1)	8,906	159,863
UbiquiTel Inc.(1)	11,402	115,160
United States Cellular Corp.(1)	2,406	142,820
USA Mobility Inc.(2)	3,979	113,322
UTStarcom Inc.(1)(2)	16,032	100,841
Valor Communications Group Inc.	4,300	56,588
Verizon Communications Inc.	441,624	15,041,713
Viasat Inc.(1)	3,320	95,118
West Corp.(1)	3,034	135,498
Westell Technologies Inc. Class A(1)	7,761	31,587
Wireless Facilities Inc.(1)	8,151	32,767
Zhone Technologies Inc.(1)	17,145	45,949

		131,540,977
TEXTILES—0.08%
Angelica Corp.	1,284	26,348
Cintas Corp.	21,190	903,118
Dixie Group Inc.(1)	1,468	21,961
G&K Services Inc. Class A	2,871	122,132
Innovo Group Inc.(1)	2,389	1,763
Mohawk Industries Inc.(1)	7,827	631,795
UniFirst Corp.	1,337	44,415

		1,751,532
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	23,543	496,757
JAKKS Pacific Inc.(1)	3,868	103,430
LeapFrog Enterprises Inc.(1)(2)	4,750	50,445
Marvel Entertainment Inc.(1)	7,752	155,970
Mattel Inc.	59,837	1,084,845
RC2 Corp.(1)	2,666	106,133
Topps Co. (The)	5,184	45,464

		2,043,044
TRANSPORTATION—1.60%
ABX Air Inc.(1)	9,088	61,889
Alexander & Baldwin Inc.	6,571	313,305
Arkansas Best Corp.	3,785	148,069
Bristow Group Inc.(1)	3,520	108,768
Burlington Northern Santa Fe Corp.	56,779	4,731,394
CH Robinson Worldwide Inc.	25,822	1,267,602
CNF Inc.	7,897	394,376
Covenant Transport Inc. Class A(1)	1,149	16,775
CSX Corp.	32,661	1,953,128
Dynamex Inc.(1)	1,886	36,438
EGL Inc.(1)	4,884	219,780
Expeditors International Washington Inc.	16,105	1,391,311
FedEx Corp.	45,549	5,144,304
Florida East Coast Industries Inc.	4,857	261,792
Forward Air Corp.	4,870	181,602
Frozen Food Express Industries Inc.(1)	2,324	24,286
Genesee & Wyoming Inc. Class A(1)	5,299	162,573
GulfMark Offshore Inc.(1)	2,321	64,524

Heartland Express Inc.	6,844	149,131
Horizon Lines Inc. Class A	2,168	28,097
Hub Group Inc. Class A(1)	2,883	131,407
Hunt (J.B.) Transport Services Inc.	17,636	379,879
Kansas City Southern Industries Inc.(1)	11,000	271,700
Kirby Corp.(1)	3,304	225,035
Knight Transportation Inc.(2)	8,593	169,712
Laidlaw International Inc.	15,067	409,822
Landstar System Inc.	8,968	395,668
Maritrans Inc.	1,681	41,067
Marten Transport Ltd.(1)	2,285	41,336
Norfolk Southern Corp.	60,960	3,296,107
Old Dominion Freight Line Inc.(1)	4,235	114,133
Overseas Shipholding Group Inc.	4,371	209,502
P.A.M. Transportation Services Inc.(1)	972	23,960
Pacer International Inc.	5,599	182,975
RailAmerica Inc.(1)	5,682	60,570
Ryder System Inc.	9,170	410,633
SCS Transportation Inc.(1)	2,259	65,759
SIRVA Inc.(1)	3,353	28,601
Swift Transportation Co. Inc.(1)	6,523	141,745
U.S. Xpress Enterprises Inc. Class A(1)	1,334	25,973
Union Pacific Corp.	39,655	3,701,794
United Parcel Service Inc. Class B	92,550	7,346,619
Universal Truckload Services Inc.(1)	765	19,163
USA Truck Inc.(1)	984	24,226
Werner Enterprises Inc.	7,591	139,447
YRC Worldwide Inc.(1)	8,679	330,323

		34,846,300

TRUCKING & LEASING—0.02%
AMERCO(1)	1,532	151,622
GATX Corp.	6,609	272,886
Greenbrier Companies Inc. (The)	994	39,810
Interpool Inc.	1,370	27,674
TAL International Group Inc.(1)	1,728	41,662

		533,654

WATER—0.04%
American States Water Co.	2,591	96,800
Aqua America Inc.(2)	19,267	536,008
California Water Service Group	2,645	119,157
Connecticut Water Service Inc.	1,192	31,254
Middlesex Water Co.	1,658	31,403
PICO Holdings Inc.(1)	1,320	43,415
SJW Corp.	2,240	60,144
Southwest Water Co.	3,362	53,590

		971,771

TOTAL COMMON STOCKS (Cost: $2,034,220,244)		2,180,400,035

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.01%

CERTIFICATES OF DEPOSIT(4)—0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$135,724	135,724

Washington Mutual Bank
4.79%, 05/10/06	135,724	135,724
Wells Fargo Bank N.A.
4.78%, 12/05/06	217,158	217,158

		488,606

COMMERCIAL PAPER(4)—0.19%
Amstel Funding Corp.
4.40%, 05/08/06	135,724	135,140
Aspen Funding Corp.
4.90%, 04/03/06	46,146	46,146
Barton Capital Corp.
4.73%, 05/10/06	108,579	108,051
Bryant Park Funding LLC
4.72%, 04/18/06	145,846	145,559
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	67,862	67,710
CC USA Inc.
4.23%, 04/21/06	81,434	81,262
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	678,620	677,300
Ebury Finance Ltd.
4.79%, 05/10/06	67,862	67,528
Edison Asset Securitization LLC
4.37%, 05/08/06	135,724	135,147
Galaxy Funding Inc.
4.23%, 04/18/06	77,906	77,768
Giro Funding Corp.
4.76%, 04/24/06	67,862	67,674
Grampian Funding LLC
4.41%, 05/15/06	135,724	135,026
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	381,783	380,744
Liberty Street Funding Corp.
4.73%, 04/18/06	67,862	67,728
Mont Blanc Capital Corp.
4.73%, 04/20/06	407,172	406,262
Nordea North America Inc.
4.16%, 04/04/06	285,020	284,987
Park Granada LLC
4.75%, 05/05/06	117,485	116,989
Sigma Finance Inc.
4.16%, 04/06/06	162,869	162,812
Solitaire Funding Ltd.
4.75%, 05/10/06	81,434	81,037
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	552,179	551,044
Thunder Bay Funding Inc.
4.76%, 04/18/06	133,938	133,672
Tulip Funding Corp.
4.80%, 04/28/06	271,448	270,543

		4,200,129

MEDIUM-TERM NOTES(4)—0.05%
Dorada Finance Inc.
3.93%, 07/07/06	84,149	84,147
K2 USA LLC
3.94%, 07/07/06	162,869	162,867
Marshall & Ilsley Bank
5.18%, 12/15/06	271,448	272,103

Sigma Finance Inc.
5.13%, 03/30/07	95,007	95,007
Toronto-Dominion Bank
3.81%, 06/20/06	339,310	339,317
US Bank N.A.
2.85%, 11/15/06	54,290	53,671

		1,007,112

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(5)(6)	2,543,110	2,543,110

		2,543,110

REPURCHASE AGREEMENTS(4)—0.13%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $407,340 (collateralized by non-U.S. Government debt securities, value $449,025, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$407,172	407,172
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $678,899 (collateralized by non-U.S. Government debt securities, value $712,821, 3.82% to 6.58%, 4/21/34 to 11/20/35).	678,620	678,620
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $678,894 (collateralized by U.S. Government obligations, value $690,926, 4.50% to 5.00%, 4/1/34 to 3/1/36).	678,620	678,620
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $543,124 (collateralized by non-U.S. Government debt securities, value $571,472, 0.00% to 10.00%, 1/1/08 to 1/1/10).	542,896	542,896
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $271,557 (collateralized by U.S. Government obligations, value $277,572, 4.76% to 5.80%, 9/1/15 to 2/1/36).	271,448	271,448
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $271,560 (collateralized by non-U.S. Government debt securities, value $281,026, 0.00% to 6.91%, 4/3/06 to 3/15/32).	271,448	271,448

		2,850,204

TIME DEPOSITS(4)—0.05%
Fifth Third Bank
4.84%, 04/03/06	304,950	304,950
Societe Generale
4.85%, 04/03/06	271,448	271,448
UBS AG
4.88%, 04/03/06	542,896	542,896

		1,119,294

VARIABLE & FLOATING RATE NOTES(4)—0.45%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(7)	627,045	627,159

American Express Bank
4.74%, 07/19/06	67,862	67,862
American Express Centurion Bank
4.78%, 06/29/06	108,579	108,579
American Express Credit Corp.
4.76%, 02/05/07	81,434	81,493
ASIF Global Financing
4.95%, 05/30/06(7)	515,751	515,881
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	176,441	176,441
Beta Finance Inc.
4.77%, 05/25/06(7)	190,014	190,011
BMW US Capital LLC
4.72%, 04/16/07(7)	271,448	271,448
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	21,716	21,716
CC USA Inc.
4.77%, 05/25/06(7)	149,296	149,294
Commodore CDO Ltd.
4.97%, 12/12/06(7)	67,862	67,862
DEPFA Bank PLC
4.92%, 03/15/07	271,448	271,448
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	271,448	271,448
Fifth Third Bancorp.
4.78%, 01/23/07(7)	542,896	542,896
General Electric Capital Corp.
4.79%, 04/09/07	122,152	122,240
Hartford Life Global Funding Trusts
4.77%, 02/15/07	271,448	271,448
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	271,448	271,448
Leafs LLC
4.78%, 01/22/07 - 02/20/07(7)	284,144	284,144
Marshall & Ilsley Bank
4.73%, 02/15/07	149,296	149,296
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	407,172	407,172
Natexis Banques Populaires
4.73%, 04/13/07(7)	203,586	203,586
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(7)	732,909	732,936
Northern Rock PLC
4.68%, 02/02/07(7)	325,737	325,747
Permanent Financing PLC
4.66%, 06/12/06(7)	236,160	236,160
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	271,448	271,448
Principal Life Income Funding Trusts
4.70%, 05/10/06	203,586	203,587
Sedna Finance Inc.
4.75%, 09/20/06(7)	81,434	81,434
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	271,448	271,448
Strips III LLC
4.86%, 07/24/06(7)	68,443	68,443
SunTrust Bank
4.62%, 04/28/06	407,172	407,172
Toyota Motor Credit Corp.
4.81%, 04/10/06	122,152	122,152
UniCredito Italiano SpA
4.84%, 06/14/06	352,882	352,858
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	271,448	271,448

US Bank N.A.
4.75%, 09/29/06	122,152	122,136
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	496,059	496,059
Wells Fargo & Co.
4.74%, 03/15/07(7)	135,724	135,733
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(7)	135,724	135,719
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(7)	162,869	162,871
Wind Master Trust
4.82%, 08/25/06(7)	28,103	28,103
Winston Funding Ltd.
4.68%, 04/23/06(7)	193,814	193,814

		9,692,140

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,900,595)		21,900,595

TOTAL INVESTMENTS IN SECURITIES—101.02% (Cost: $2,056,120,839)		2,202,300,630

Other Assets, Less Liabilities—(1.02)%		(22,185,752)

NET ASSETS—100.00%		$2,180,114,878

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—99.92%
ADVERTISING—0.48%
ADVO Inc.	930	$29,760
Catalina Marketing Corp.	976	22,546
Clear Channel Outdoor Holdings Inc. Class A(1)	680	15,946
Donnelley (R.H.) Corp.(1)	1,929	112,326
Getty Images Inc.(1)	1,527	114,342
Greenfield Online Inc.(1)	319	1,911
Harte-Hanks Inc.	1,811	49,531
Interpublic Group of Companies Inc.(1)	11,523	110,160
Lamar Advertising Co.(1)	2,152	113,238
Marchex Inc. Class B(1)(2)	541	11,631
Omnicom Group Inc.	5,703	474,775
ValueVision Media Inc. Class A(1)	748	9,559
Ventiv Health Inc.(1)	841	27,938

		1,093,663
AEROSPACE & DEFENSE—2.60%
AAR Corp.(1)	647	18,427
Alliant Techsystems Inc.(1)	830	64,051
Argon ST Inc.(1)	330	11,065
BE Aerospace Inc.(1)	2,364	59,384
Boeing Co. (The)	25,725	2,004,749
Curtiss-Wright Corp.	73	4,833
DRS Technologies Inc.	754	41,372
EDO Corp.	500	15,425
GenCorp Inc.(1)	1,744	35,839
Goodrich (B.F.) Co.	3,753	163,668
HEICO Corp.	534	16,922
Herley Industries Inc.(1)	10	209
Innovative Solutions & Support Inc.(1)	496	6,448
K&F Industries Holdings Inc.(1)	334	5,544
L-3 Communications Holdings Inc.	2,160	185,306
Lockheed Martin Corp.	11,517	865,272
Moog Inc. Class A(1)	96	3,407
MTC Technologies Inc.(1)	295	8,257
Orbital Sciences Corp.(1)	400	6,328
Raytheon Co.	3,123	143,158
Rockwell Collins Inc.	5,556	313,081
Teledyne Technologies Inc.(1)	973	34,639
United Industrial Corp.(2)	315	19,193
United Technologies Corp.	31,880	1,848,084

		5,874,661
AGRICULTURE—1.13%
Alico Inc.	125	5,680
Altria Group Inc.	26,050	1,845,903
Delta & Pine Land Co.	682	20,569
Maui Land & Pineapple Co. Inc.(1)	75	2,831
Monsanto Co.	6,543	554,519
Tejon Ranch Co.(1)	299	14,612

UST Inc.	2,728	113,485

		2,557,599
AIRLINES—0.26%
AirTran Holdings Inc.(1)	2,738	49,585
AMR Corp.(1)	5,637	152,481
Continental Airlines Inc. Class B(1)(2)	2,590	69,671
ExpressJet Holdings Inc.(1)	1,148	8,541
Frontier Airlines Inc.(1)	96	739
JetBlue Airways Corp.(1)	4,861	52,110
Mesa Air Group Inc.(1)	385	4,404
Pinnacle Airlines Corp.(1)	755	5,028
Republic Airways Holdings Inc.(1)	111	1,644
SkyWest Inc.	503	14,723
Southwest Airlines Co.	12,105	217,769
World Air Holdings Inc.(1)	626	6,147

		582,842
APPAREL—0.56%
Carter’s Inc.(1)	581	39,212
Cherokee Inc.	188	7,571
Coach Inc.(1)	11,732	405,693
Columbia Sportswear Co.(1)	142	7,573
Crocs Inc.(1)	74	1,861
Deckers Outdoor Corp.(1)	236	9,567
DHB Industries Inc.(1)	830	3,967
Guess? Inc.(1)	464	18,147
Gymboree Corp.(1)	380	9,895
K-Swiss Inc. Class A	633	19,079
Maidenform Brands Inc.(1)	419	4,613
Nike Inc. Class B	5,839	496,899
Oxford Industries Inc.	326	16,668
Phillips-Van Heusen Corp.	946	36,147
Polo Ralph Lauren Corp.	431	26,123
Quiksilver Inc.(1)	3,692	51,171
Skechers U.S.A. Inc. Class A(1)	72	1,795
Timberland Co. Class A(1)	1,582	54,152
Volcom Inc.(1)	45	1,599
Warnaco Group Inc. (The)(1)	749	17,976
Wolverine World Wide Inc.	1,516	33,549

		1,263,257
AUTO MANUFACTURERS—0.25%
A.S.V. Inc.(1)	614	19,783
Navistar International Corp.(1)	1,952	53,836
Oshkosh Truck Corp.	2,273	141,472
PACCAR Inc.	4,729	333,300
Wabash National Corp.	1,037	20,481

		568,872
AUTO PARTS & EQUIPMENT—0.09%
Accuride Corp.(1)	315	3,622
Autoliv Inc.	404	22,858
BorgWarner Inc.	533	32,001
Commercial Vehicle Group Inc.(1)	76	1,460
Goodyear Tire & Rubber Co. (The)(1)	2,370	34,318
Johnson Controls Inc.	1,104	83,827
Keystone Automotive Industries Inc.(1)	326	13,760
Noble International Ltd.	169	2,861
Titan International Inc.	81	1,398
Visteon Corp.(1)	524	2,410

		198,515

BANKS—1.03%
Ames National Corp.	192	4,662
Arrow Financial Corp.	309	8,467
Bank of Hawaii Corp.	202	10,769
Bank of the Ozarks Inc.(2)	319	11,643
BankFinancial Corp.(1)	150	2,388
Boston Private Financial Holdings Inc.	122	4,122
Camden National Corp.	97	3,725
Capital Corp of the West	97	3,562
Capital Crossing Bank(1)	24	765
Cardinal Financial Corp.	125	1,691
Cascade Bancorp	569	16,814
Cathay General Bancorp	965	36,323
Centennial Bank Holdings Inc.(1)	530	6,201
Center Financial Corp.	395	9,571
City Holding Co.	113	4,157
Coastal Financial Corp.	602	8,284
CoBiz Inc.	533	10,980
Colony Bankcorp Inc.	211	4,650
Commerce Bancorp Inc.	4,804	176,067
Commercial Bankshares Inc.	180	6,350
Community Bancorp(1)	219	6,782
Community Banks Inc.	293	8,339
Corus Bankshares Inc.	473	28,115
Cullen/Frost Bankers Inc.	133	7,149
CVB Financial Corp.	1,451	24,812
East West Bancorp Inc.	1,782	68,696
Enterprise Financial Services Corp.	300	8,217
EuroBancshares Inc.(1)	125	1,474
Fifth Third Bancorp	1,072	42,194
First BanCorp (Puerto Rico)	299	3,696
First Busey Corp. Class A	535	11,288
First Financial Bankshares Inc.	79	3,026
First Midwest Bancorp Inc.	632	23,112
First Regional Bancorp(1)	101	9,002
First Republic Bank	43	1,626
First South Bancorp Inc.(2)	203	7,688
First State Bancorp	35	930
Frontier Financial Corp.	223	7,368
Glacier Bancorp Inc.	351	10,899
Great Southern Bancorp Inc.	231	6,671
Hanmi Financial Corp.	312	5,635
Harleysville National Corp.	536	12,189
Heritage Commerce Corp.	176	4,400
Independent Bank Corp. (Michigan)	77	2,191
Investors Financial Services Corp.	2,093	98,099
Macatawa Bank Corp.	332	12,586
Main Street Banks Inc.	86	2,226
MB Financial Inc.	323	11,434
MBT Financial Corp.	80	1,344
Mellon Financial Corp.	944	33,606
Mercantile Bank Corp.	146	5,709
Midwest Banc Holdings Inc.	85	2,205
Nara Bancorp Inc.	736	12,917
Northern Empire Bancshares(1)	135	3,409
Northern Trust Corp.	3,463	181,807
Old Second Bancorp Inc.	437	14,347
Pacific Capital Bancorp	740	25,042
Park National Corp.	58	6,177
Peapack-Gladstone Financial Corp.	227	5,813
Pennsylvania Commerce Bancorp Inc.(1)	203	6,120
Pinnacle Financial Partners Inc.(1)	320	8,781
Placer Sierra Bancshares	101	2,884

Preferred Bank	103	5,200
PremierWest Bancorp	157	2,904
PrivateBancorp Inc.	490	20,330
Republic Bancorp Inc.	282	3,395
S&T Bancorp Inc.	147	5,377
Sandy Spring Bancorp Inc.	81	3,077
Seacoast Banking Corp. of Florida	99	2,882
Security Bank Corp.	78	1,971
Sierra Bancorp	70	1,803
Signature Bank(1)	99	3,226
Southside Bancshares Inc.	119	2,407
State Bancorp Inc.	13	199
State National Bancshares Inc.	41	1,117
State Street Corp.	3,036	183,465
Sterling Bancorp	195	4,017
Suffolk Bancorp	319	11,069
Summit Bancshares Inc.	80	1,542
SVB Financial Group(1)(2)	1,076	57,082
SY Bancorp Inc.	220	5,812
Synovus Financial Corp.	9,705	262,908
TCF Financial Corp.	3,080	79,310
TD Banknorth Inc.	354	10,390
Texas Capital Bancshares Inc.(1)	734	17,616
Texas Regional Bancshares Inc. Class A	180	5,314
TriCo Bancshares	36	1,020
TrustCo Bank Corp. NY(2)	2,420	29,451
UCBH Holdings Inc.	2,786	52,711
United Community Banks Inc.	232	6,531
United Security Bancshares Inc.	220	5,894
Univest Corp. of Pennsylvania	319	8,122
USB Holding Co. Inc.	13	298
Vineyard National Bancorp	200	5,860
Virginia Commerce Bancorp Inc.(1)	233	8,376
Washington Trust Bancorp Inc.	16	449
Wells Fargo & Co.	5,306	338,894
West Bancorporation	454	9,003
Westamerica Bancorp	613	31,827
Western Alliance Bancorp(1)	75	2,786
Western Sierra Bancorp	95	4,307
Wilshire Bancorp Inc.	416	7,733
Wintrust Financial Corp.	630	36,647
Yardville National Bancorp	200	7,360

		2,320,878
BEVERAGES—2.49%
Anheuser-Busch Companies Inc.	14,916	637,957
Boston Beer Co. Inc. Class A(1)	306	7,959
Brown-Forman Corp. Class B	1,635	125,846
Coca-Cola Bottling Co. Consolidated	108	4,968
Coca-Cola Co. (The)	40,397	1,691,422
Constellation Brands Inc.(1)	1,528	38,276
Green Mountain Coffee Roasters Inc.(1)	109	4,329
Hansen Natural Corp.(1)(2)	452	56,975
National Beverage Corp.	29	336
Peet’s Coffee & Tea Inc.(1)	386	11,580
Pepsi Bottling Group Inc.	1,146	34,827
PepsiCo Inc.	52,156	3,014,095

		5,628,570
BIOTECHNOLOGY—3.01%
Aastrom Biosciences Inc.(1)	2,391	4,854
Affymetrix Inc.(1)	2,091	68,857
Alexion Pharmaceuticals Inc.(1)	926	32,799

Amgen Inc.(1)	38,541	2,803,858
ARIAD Pharmaceuticals Inc.(1)	1,805	11,877
Barrier Therapeutics Inc.(1)	325	3,146
Biogen Idec Inc.(1)	4,859	228,859
Celgene Corp.(1)	10,377	458,871
Cell Genesys Inc.(1)	1,160	9,257
Charles River Laboratories International Inc.(1)	1,020	50,000
Chiron Corp.(1)	3,295	150,944
Coley Pharmaceutical Group Inc.(1)(2)	313	4,742
Cotherix Inc.(1)	584	5,338
CuraGen Corp.(1)(2)	1,632	8,176
Curis Inc.(1)	1,791	4,263
deCODE genetics Inc.(1)(2)	1,552	13,456
Digene Corp.(1)	524	20,488
Diversa Corp.(1)	363	3,307
Encysive Pharmaceuticals Inc.(1)	1,603	7,839
Enzo Biochem Inc.(1)	737	9,950
Enzon Pharmaceuticals Inc.(1)	723	5,856
Exelixis Inc.(1)	2,752	33,052
Genentech Inc.(1)	14,440	1,220,324
Genitope Corp.(1)	1,043	9,074
Genomic Health Inc.(1)	121	1,255
Genzyme Corp.(1)	7,845	527,341
Geron Corp.(1)	2,005	16,662
GTx Inc.(1)	331	3,615
Human Genome Sciences Inc.(1)	4,214	45,806
ICOS Corp.(1)	2,033	44,828
Illumina Inc.(1)	1,066	25,317
Immunogen Inc.(1)	1,560	6,770
Incyte Corp.(1)	2,324	13,990
Integra LifeSciences Holdings Corp.(1)	627	25,694
InterMune Inc.(1)(2)	840	15,574
Invitrogen Corp.(1)	741	51,966
Keryx Biopharmaceuticals Inc.(1)	803	15,345
Lexicon Genetics Inc.(1)	1,872	10,371
LifeCell Corp.(1)	929	20,949
Marshall Edwards Inc.(1)(2)	431	2,405
Martek Biosciences Corp.(1)(2)	960	31,517
MedImmune Inc.(1)	7,749	283,458
Millennium Pharmaceuticals Inc.(1)	4,974	50,287
Millipore Corp.(1)	1,636	119,526
Momenta Pharmaceuticals Inc.(1)	336	6,606
Monogram Biosciences Inc.(1)	4,551	8,374
Myogen Inc.(1)	589	21,339
Myriad Genetics Inc.(1)	1,278	33,343
Nektar Therapeutics(1)	2,725	55,535
Northfield Laboratories Inc.(1)(2)	656	6,560
Orchid Cellmark Inc.(1)	662	3,800
PDL BioPharma Inc.(1)	3,540	116,112
Seattle Genetics Inc.(1)	212	1,094
Serologicals Corp.(1)	530	12,964
StemCells Inc.(1)(2)	1,661	5,946
Stratagene Corp.	109	1,199
SuperGen Inc.(1)	1,384	7,861
Telik Inc.(1)(2)	1,635	31,654
Tercica Inc.(1)	685	4,589

		6,798,839
BUILDING MATERIALS—0.57%
AAON Inc.(1)	333	7,962
American Standard Companies Inc.	5,848	250,645
Apogee Enterprises Inc.	107	1,806
Builders FirstSource Inc.(1)	100	2,271

Drew Industries Inc.(1)	517	18,379
Eagle Materials Inc.	1,657	105,650
ElkCorp	634	21,397
Florida Rock Industries Inc.(2)	1,477	83,037
Genlyte Group Inc. (The)(1)	134	9,131
Interline Brands Inc.(1)	409	10,319
Lennox International Inc.	1,285	38,370
Martin Marietta Materials Inc.	1,213	129,827
Masco Corp.	10,752	349,332
NCI Building Systems Inc.(1)	425	25,402
Simpson Manufacturing Co. Inc.	1,159	50,185
Trex Co. Inc.(1)(2)	308	9,764
Vulcan Materials Co.	2,118	183,525

		1,297,002
CHEMICALS—1.18%
Air Products & Chemicals Inc.	749	50,325
Airgas Inc.	132	5,160
American Vanguard Corp.	307	9,379
Balchem Corp.	336	7,752
Cabot Corp.	77	2,617
CF Industries Holdings Inc.	608	10,330
Chemtura Corp.	2,799	32,972
Dow Chemical Co. (The)	28,235	1,146,341
Du Pont (E.I.) de Nemours and Co.	4,774	201,511
Ecolab Inc.	5,741	219,306
Georgia Gulf Corp.	547	14,217
Grace (W.R.) & Co.(1)	821	10,919
Hercules Inc.(1)	2,215	30,567
International Flavors & Fragrances Inc.	2,945	101,072
Kronos Worldwide Inc.	113	3,431
MacDermid Inc.	954	30,671
NL Industries Inc.	193	2,052
Olin Corp.	973	20,890
Pioneer Companies Inc.(1)	120	3,660
Praxair Inc.	8,818	486,313
Rockwood Holdings Inc.(1)	320	7,366
Rohm & Haas Co.	382	18,668
Sherwin-Williams Co. (The)	3,629	179,418
Sigma-Aldrich Corp.	231	15,197
Symyx Technologies Inc.(1)	1,034	28,683
Tronox Inc. Class B(1)	575	9,769
UAP Holding Corp.	715	15,372
Zoltek Companies Inc.(1)(2)	304	6,949

		2,670,907
COAL—0.33%
Alpha Natural Resources Inc.(1)	950	21,983
Arch Coal Inc.	762	57,866
CONSOL Energy Inc.	1,993	147,801
Foundation Coal Holdings Inc.	426	17,526
James River Coal Co.(1)	199	6,760
Massey Energy Co.	2,540	91,618
Peabody Energy Corp.	8,166	411,648

		755,202
COMMERCIAL SERVICES—2.04%
Aaron Rents Inc.	1,158	31,463
Administaff Inc.	636	34,573
Advance America Cash Advance Centers Inc.	2,280	32,786
Advisory Board Co. (The)(1)	575	32,068
Alliance Data Systems Corp.(1)	2,595	121,368
AMN Healthcare Services Inc.(1)	318	5,953

Apollo Group Inc. Class A(1)	4,477	235,087
ARAMARK Corp. Class B	2,303	68,031
Arbitron Inc.	747	25,264
Bankrate Inc.(1)	259	11,282
Block (H & R) Inc.	10,292	222,822
Bowne & Co. Inc.	435	7,251
Bright Horizons Family Solutions Inc.(1)	864	33,463
Career Education Corp.(1)	3,240	122,245
CDI Corp.	266	7,653
Cendant Corp.	3,281	56,925
Cenveo Inc.(1)	1,766	29,280
Chemed Corp.	806	47,828
ChoicePoint Inc.(1)	2,796	125,121
Clark Inc.	117	1,382
Coinmach Service Corp. Class A	267	2,510
Coinstar Inc.(1)	37	959
Consolidated Graphics Inc.(1)	277	14,437
Corinthian Colleges Inc.(1)	2,640	38,016
Corporate Executive Board Co. (The)	1,300	131,170
Corrections Corp. of America(1)	792	35,798
CorVel Corp.(1)	65	1,431
CoStar Group Inc.(1)	545	28,280
CRA International Inc.(1)	311	15,320
Cross Country Healthcare Inc.(1)	194	3,756
DeVry Inc.(1)	1,882	42,853
DiamondCluster International Inc. Class A(1)	969	10,368
Educate Inc.(1)	610	5,197
Education Management Corp.(1)	2,303	95,805
Equifax Inc.	3,017	112,353
Escala Group Inc.(1)(2)	145	3,798
Euronet Worldwide Inc.(1)	977	36,960
Exponent Inc.(1)	32	1,013
First Advantage Corp. Class A(1)	250	6,045
Forrester Research Inc.(1)	176	3,928
FTI Consulting Inc.(1)	111	3,167
Gartner Inc.(1)	1,499	20,911
Geo Group Inc. (The)(1)	32	1,067
Gevity HR Inc.	855	20,913
Global Cash Access Inc.(1)	162	2,838
H&E Equipment Services Inc.(1)	69	2,009
Healthcare Services Group Inc.(2)	867	18,519
HealthSpring Inc.(1)	381	7,090
Heartland Payment Systems Inc.(1)	73	1,808
Heidrick & Struggles International Inc.(1)	385	13,968
Hewitt Associates Inc. Class A(1)	754	22,424
Hudson Highland Group Inc.(1)	745	14,110
Huron Consulting Group Inc.(1)	260	7,875
Interactive Data Corp.	509	11,961
iPayment Holdings Inc.(1)	403	17,269
Iron Mountain Inc.(1)	3,441	140,186
ITT Educational Services Inc.(1)	1,444	92,488
Jackson Hewitt Tax Service Inc.	1,163	36,728
Kenexa Corp.(1)	54	1,660
Kforce Inc.(1)	611	7,790
Korn/Ferry International(1)	1,037	21,144
Labor Ready Inc.(1)	1,612	38,607
Landauer Inc.	190	9,542
Laureate Education Inc.(1)	1,401	74,785
Learning Tree International Inc.(1)	206	2,497
LECG Corp.(1)	509	9,808
Lincoln Educational Services Corp.(1)	82	1,390
Live Nation Inc.(1)	710	14,086
Manpower Inc.	726	41,513

McGrath RentCorp	593	17,826
McKesson Corp.	3,704	193,090
Midas Inc.(1)	412	9,010
Monro Muffler Brake Inc.	209	7,762
Moody’s Corp.	7,844	560,532
Morningstar Inc.(1)	241	10,790
MPS Group Inc.(1)	1,294	19,798
Navigant Consulting Inc.(1)	1,597	34,096
Odyssey Marine Exploration Inc.(1)	1,326	4,866
PAREXEL International Corp.(1)	133	3,517
Paychex Inc.	10,322	430,015
Pharmaceutical Product Development Inc.	3,056	105,768
PRA International(1)	371	9,197
Pre-Paid Legal Services Inc.(2)	288	10,218
PRG-Schultz International Inc.(1)(2)	1,987	1,212
Providence Service Corp. (The)(1)	293	9,528
QC Holdings Inc.(1)	130	1,642
Rent-A-Center Inc.(1)	1,420	36,338
Rent-Way Inc.(1)	212	1,529
Resources Connection Inc.(1)	1,498	37,315
Robert Half International Inc.	5,368	207,258
Rollins Inc.	965	19,532
Senomyx Inc.(1)	750	12,345
ServiceMaster Co. (The)	5,484	71,950
SFBC International Inc.(1)(2)	613	14,945
Sotheby’s Holdings Inc. Class A(1)	1,171	34,006
Source Interlink Companies Inc.(1)	93	1,060
Spherion Corp.(1)	1,042	10,837
Strayer Education Inc.	440	44,994
TeleTech Holdings Inc.(1)(2)	646	7,177
TNS Inc.(1)	280	5,930
Universal Technical Institute Inc.(1)	641	19,294
Valassis Communications Inc.(1)	1,128	33,129
Watson Wyatt Worldwide Inc.	776	25,282
Weight Watchers International Inc.	1,243	63,890
Wright Express Corp.(1)	952	26,704

		4,602,377
COMPUTERS—4.99%
Affiliated Computer Services Inc. Class A(1)	2,425	144,675
Agilysys Inc.	95	1,431
Ansoft Corp.(1)	218	9,088
Anteon International Corp.(1)	833	45,448
Apple Computer Inc.(1)	25,650	1,608,768
BISYS Group Inc. (The)(1)	1,667	22,471
CACI International Inc. Class A(1)	946	62,199
Cadence Design Systems Inc.(1)	3,895	72,019
Catapult Communications Corp.(1)	96	1,277
Ceridian Corp.(1)	2,195	55,863
CIBER Inc.(1)	475	3,030
Cognizant Technology Solutions Corp.(1)	4,242	252,357
COMSYS IT Partners Inc.(1)	438	4,770
Covansys Corp.(1)	286	4,916
Dell Inc.(1)	72,079	2,145,071
Diebold Inc.	2,056	84,502
DST Systems Inc.(1)	1,978	114,605
Electronic Data Systems Corp.	3,742	100,398
EMC Corp.(1)	74,763	1,019,020
FactSet Research Systems Inc.	1,071	47,499
Gateway Inc.(1)	8,776	19,219
Henry (Jack) & Associates Inc.	2,305	52,715
Hutchinson Technology Inc.(1)	183	5,521
iGATE Corp.(1)	18	106

IHS Inc. Class A(1)	292	7,986
Intergraph Corp.(1)	226	9,415
International Business Machines Corp.	42,564	3,510,253
InterVoice-Brite Inc.(1)	1,352	11,641
Kanbay International Inc.(1)	866	13,215
Komag Inc.(1)	419	19,944
Kronos Inc.(1)	1,020	38,138
Lexar Media Inc.(1)	2,614	22,428
Lexmark International Inc.(1)	3,499	158,785
Manhattan Associates Inc.(1)	750	16,500
Maxtor Corp.(1)	7,358	70,342
Mentor Graphics Corp.(1)	736	8,133
Mercury Computer Systems Inc.(1)	732	11,858
MICROS Systems Inc.(1)	1,221	56,251
Mobility Electronics Inc.(1)	1,050	8,746
MTS Systems Corp.	440	18,405
National Instruments Corp.	1,722	56,172
NCR Corp.(1)	1,488	62,184
Ness Technologies Inc.(1)	339	4,268
NetScout Systems Inc.(1)	222	2,020
Network Appliance Inc.(1)	11,403	410,850
Palm Inc.(1)	169	3,914
PAR Technology Corp.(1)	118	2,093
Perot Systems Corp. Class A(1)	451	7,018
Rackable Systems Inc.(1)	179	9,460
Radiant Systems Inc.(1)	668	9,031
RadiSys Corp.(1)	185	3,672
Reynolds & Reynolds Co. (The) Class A	164	4,658
Rimage Corp.(1)	332	7,497
SanDisk Corp.(1)	4,568	262,751
SI International Inc.(1)	176	6,186
Silicon Storage Technology Inc.(1)	503	2,203
SRA International Inc. Class A(1)	964	36,372
Stratasys Inc.(1)	312	9,198
Sun Microsystems Inc.(1)	62,397	320,097
Sykes Enterprises Inc.(1)	221	3,134
Synaptics Inc.(1)	715	15,723
Synopsys Inc.(1)	696	15,556
Syntel Inc.	208	3,935
TALX Corp.	800	22,784
3D Systems Corp.(1)	288	6,155
Tyler Technologies Inc.(1)(2)	836	9,196
Western Digital Corp.(1)	6,647	129,151

		11,284,286
COSMETICS & PERSONAL CARE—3.13%
Alberto-Culver Co.	617	27,290
Avon Products Inc.	14,662	457,015
Chattem Inc.(1)	500	18,825
Colgate-Palmolive Co.	11,858	677,092
Elizabeth Arden Inc.(1)	334	7,789
Estee Lauder Companies Inc. (The) Class A	3,980	148,016
Inter Parfums Inc.	113	2,252
Parlux Fragrances Inc.(1)(2)	227	7,321
Procter & Gamble Co.	99,537	5,735,322

		7,080,922
DISTRIBUTION & WHOLESALE—0.36%
Aviall Inc.(1)	1,049	39,946
Beacon Roofing Supply Inc.(1)	579	23,531
Bell Microproducts Inc.(1)	721	4,441
BlueLinx Holdings Inc.	207	3,312
Brightpoint Inc.(1)	448	13,915

Building Materials Holdings Corp.	194	6,914
CDW Corp.	1,969	115,876
Central European Distribution Corp.(1)	633	24,339
Directed Electronics Inc.(1)	137	2,295
Fastenal Co.	3,925	185,809
Grainger (W.W.) Inc.	464	34,962
Huttig Building Products Inc.(1)	250	2,327
Ingram Micro Inc. Class A(1)	2,044	40,880
LKQ Corp.(1)	1,188	24,722
MWI Veterinary Supply Inc.(1)	45	1,480
Navarre Corp.(1)(2)	732	3,140
NuCo2 Inc.(1)	314	9,966
Owens & Minor Inc.	759	24,872
ScanSource Inc.(1)	374	22,593
SCP Pool Corp.	1,673	78,480
Tech Data Corp.(1)	580	21,408
United Stationers Inc.(1)	361	19,169
Watsco Inc.	678	48,172
WESCO International Inc.(1)	976	66,378

		818,927
DIVERSIFIED FINANCIAL SERVICES—3.09%
Accredited Home Lenders Holding Co.(1)(2)	330	16,889
Advanta Corp. Class B	16	590
Affiliated Managers Group Inc.(1)	1,061	113,113
American Express Co.	34,058	1,789,748
AmeriCredit Corp.(1)(2)	1,640	50,397
Ameriprise Financial Inc.	6,843	308,346
Asset Acceptance Capital Corp.(1)	214	4,167
Asta Funding Inc.	341	11,342
BKF Capital Group Inc.	199	2,587
BlackRock Inc.	604	84,560
Calamos Asset Management Inc. Class A	711	26,591
Capital One Financial Corp.	2,642	212,734
CBOT Holdings Inc. Class A(1)(2)	20	2,388
Chicago Mercantile Exchange Holdings Inc.	1,066	477,035
Cohen & Steers Inc.	220	5,390
CompuCredit Corp.(1)	310	11,411
Countrywide Financial Corp.	1,513	55,527
Delta Financial Corp.	26	248
Doral Financial Corp.	500	5,775
Eaton Vance Corp.	4,129	113,052
Encore Capital Group Inc.(1)	252	3,717
Federated Investors Inc. Class B	2,412	94,189
First Marblehead Corp. (The)(2)	826	35,724
Franklin Resources Inc.	5,029	473,933
GAMCO Investors Inc. Class A	103	4,115
GFI Group Inc.(1)	145	7,527
Goldman Sachs Group Inc. (The)	1,716	269,343
Greenhill & Co. Inc.	382	25,254
IndyMac Bancorp Inc.	1,060	43,386
IntercontinentalExchange Inc.(1)	208	14,362
International Securities Exchange Inc.	374	15,577
Legg Mason Inc.	3,852	482,771
MarketAxess Holdings Inc.(1)	195	2,346
Marlin Business Services Corp.(1)	136	3,006
Morgan Stanley	3,362	211,201
Nasdaq Stock Market Inc. (The)(1)	1,082	43,323
National Financial Partners Corp.	1,130	63,868
Nelnet Inc. Class A(1)	558	23,241
Nuveen Investments Inc. Class A	1,612	77,618
optionsXpress Holdings Inc.	594	17,274
Portfolio Recovery Associates Inc.(1)	505	23,649

Rowe (T.) Price Group Inc.	4,065	317,924
Sanders Morris Harris Group Inc.	135	2,165
Schwab (Charles) Corp. (The)	32,721	563,128
SLM Corp.	13,084	679,583
Student Loan Corp.	128	29,824
TD Ameritrade Holding Corp.	4,238	88,447
TradeStation Group Inc.(1)	743	10,268
United PanAm Financial Corp.(1)	225	6,952
Waddell & Reed Financial Inc. Class A	1,764	40,748
World Acceptance Corp.(1)	624	17,098

		6,983,451
ELECTRIC—0.46%
AES Corp. (The)(1)	20,341	347,017
MGE Energy Inc.	206	6,835
Ormat Technologies Inc.	236	8,992
TXU Corp.	14,914	667,551

		1,030,395
ELECTRICAL COMPONENTS & EQUIPMENT—0.66%
Advanced Energy Industries Inc.(1)	842	11,897
American Power Conversion Corp.	5,226	120,773
American Superconductor Corp.(1)	1,096	12,440
AMETEK Inc.	2,177	97,878
Artesyn Technologies Inc.(1)	923	10,107
China Energy Savings Technology Inc.(1)(2)(3)	88	603
Color Kinetics Inc.(1)	466	9,870
Emerson Electric Co.	10,885	910,313
Energizer Holdings Inc.(1)	1,661	88,033
Energy Conversion Devices Inc.(1)	787	38,705
General Cable Corp.(1)	411	12,466
GrafTech International Ltd.(1)	1,085	6,618
Greatbatch Inc.(1)	630	13,803
Hubbell Inc. Class B	134	6,869
Intermagnetics General Corp.(1)	1,251	31,338
Littelfuse Inc.(1)	268	9,147
Medis Technologies Ltd.(1)(2)	408	9,519
Molex Inc.	2,242	74,434
Power-One Inc.(1)	126	907
Ultralife Batteries Inc.(1)	513	6,592
Universal Display Corp.(1)	802	11,533
Valence Technology Inc.(1)(2)	1,179	2,936
Vicor Corp.	535	10,556

		1,497,337
ELECTRONICS—1.02%
Agilent Technologies Inc.(1)	11,298	424,240
American Science & Engineering Inc.(1)	240	22,416
Amphenol Corp. Class A	2,747	143,338
Avnet Inc.(1)	1,455	36,928
AVX Corp.	426	7,540
Badger Meter Inc.	87	4,957
Benchmark Electronics Inc.(1)	754	28,916
Brady Corp. Class A	616	23,075
Cogent Inc.(1)	736	13,498
CTS Corp.	507	6,784
Cymer Inc.(1)	931	42,305
Daktronics Inc.	428	15,622
Dionex Corp.(1)	622	38,241
Dolby Laboratories Inc. Class A(1)	961	20,085
Excel Technology Inc.(1)	315	9,283
Fargo Electronics(1)	348	5,885

FARO Technologies Inc.(1)	408	5,814
FEI Co.(1)	619	12,287
Fisher Scientific International Inc.(1)	1,990	135,419
FLIR Systems Inc.(1)	1,971	55,996
Gentex Corp.	4,929	86,060
Identix Inc.(1)	2,609	20,768
II-VI Inc.(1)	653	11,813
International DisplayWorks Inc.(1)	1,419	9,294
Ionatron Inc.(1)(2)	801	10,822
Itron Inc.(1)	771	46,144
Jabil Circuit Inc.(1)	5,130	219,872
Keithley Instruments Inc.	273	4,193
KEMET Corp.(1)	331	3,135
LaBarge Inc.(1)	393	5,875
Lo-Jack Corp.(1)	595	14,268
Measurements Specialties Inc.(1)	336	8,786
Methode Electronics Inc.	541	5,891
Metrologic Instruments Inc.(1)	289	6,685
Mettler Toledo International Inc.(1)	1,011	61,004
Molecular Devices Corp.(1)	389	12,899
Multi-Fineline Electronix Inc.(1)	233	13,628
OSI Systems Inc.(1)	212	4,480
Paxar Corp.(1)	177	3,464
PerkinElmer Inc.	2,100	49,287
Photon Dynamics Inc.(1)	536	10,050
Plexus Corp.(1)	838	31,484
Rogers Corp.(1)	527	28,711
Sanmina-SCI Corp.(1)	7,852	32,193
Solectron Corp.(1)	13,435	53,740
Sonic Solutions Inc.(1)	836	15,140
Spatialight Inc.(1)(2)	1,391	4,924
Symbol Technologies Inc.	6,274	66,379
Sypris Solutions Inc.	34	321
Taser International Inc.(1)(2)	1,774	18,787
Tektronix Inc.	580	20,712
Thermo Electron Corp.(1)	1,794	66,539
Thomas & Betts Corp.(1)	879	45,163
Trimble Navigation Ltd.(1)	1,675	75,459
TTM Technologies Inc.(1)	723	10,476
Viisage Technology Inc.(1)(2)	388	6,794
Vishay Intertechnology Inc.(1)	1,503	21,403
Waters Corp.(1)	3,372	145,502
Watts Water Technologies Inc. Class A	39	1,417
X-Rite Inc.	537	7,131

		2,313,322
ENERGY—ALTERNATE SOURCES—0.08%
Covanta Holding Corp.(1)	3,334	55,578
Evergreen Solar Inc.(1)(2)	1,282	19,743
Headwaters Inc.(1)(2)	1,336	53,159
KFx Inc.(1)	2,147	39,075
Pacific Ethanol Inc.(1)(2)	124	2,677
Plug Power Inc.(1)	1,374	6,870
SunPower Corp. Class A(1)(2)	165	6,296
Syntroleum Corp.(1)	1,077	8,907

		192,305
ENGINEERING & CONSTRUCTION—0.16%
Fluor Corp.	2,700	231,660
Infrasource Services Inc.(1)	98	1,687
Insituform Technologies Inc. Class A(1)	91	2,421
Jacobs Engineering Group Inc.(1)	1,417	122,911
Layne Christensen Co.(1)	80	2,682
Perini Corp.(1)	280	8,504

		369,865

ENTERTAINMENT—0.40%
Bally Technologies Inc.(1)	1,582	26,878
Bluegreen Corp.(1)	81	1,071
Churchill Downs Inc.	26	996
Dover Downs Gaming & Entertainment Inc.	225	4,898
DreamWorks Animation SKG Inc. Class A(1)	1,281	33,882
Great Wolf Resorts Inc.(1)	637	7,383
GTECH Holdings Corp.	3,951	134,532
International Game Technology Inc.	10,702	376,924
International Speedway Corp. Class A	95	4,835
Isle of Capri Casinos Inc.(1)	465	15,475
Macrovision Corp.(1)	1,678	37,168
Mikohn Gaming Corp.(1)	1,301	12,451
Penn National Gaming Inc.(1)	2,082	87,819
Pinnacle Entertainment Inc.(1)	218	6,141
Regal Entertainment Group Class A	1,394	26,221
Scientific Games Corp. Class A(1)	1,928	67,731
Shuffle Master Inc.(1)	1,150	41,101
Speedway Motorsports Inc.	122	4,662
Sunterra Corp.(1)	434	6,198

		896,366
ENVIRONMENTAL CONTROL—0.24%
Aleris International Inc.(1)	928	44,609
Allied Waste Industries Inc.(1)	1,948	23,844
American Ecology Corp.	401	8,172
Casella Waste Systems Inc. Class A(1)	16	227
Clean Harbors Inc.(1)	635	18,840
Darling International Inc.(1)	1,677	7,848
Duratek Inc.(1)	520	11,388
Mine Safety Appliances Co.(2)	931	39,102
Nalco Holding Co.(1)	2,638	46,693
Stericycle Inc.(1)	1,357	91,760
Tetra Tech Inc.(1)	1,405	26,821
Waste Connections Inc.(1)	1,499	59,675
Waste Management Inc.	4,902	173,041

		552,020
FOOD—1.11%
Arden Group Inc. Class A	25	2,323
Campbell Soup Co.	3,549	114,988
Diamond Foods Inc.	97	1,665
Flowers Foods Inc.	300	8,910
General Mills Inc.	501	25,391
Gold Kist Inc.(1)	429	5,423
Great Atlantic & Pacific Tea Co.(1)	228	7,964
Heinz (H.J.) Co.	5,883	223,083
Hershey Co. (The)	4,911	256,502
J&J Snack Foods Corp.	72	2,418
Kellogg Co.	5,290	232,972
Lance Inc.	101	2,272
McCormick & Co. Inc. NVS	2,905	98,363
Pathmark Stores Inc.(1)	746	7,803
Premium Standard Farms Inc.	40	702
Sanderson Farms Inc.	86	1,926
Sara Lee Corp.	9,241	165,229
Seaboard Corp.	4	6,376
Spartan Stores Inc.	496	6,324
Sysco Corp.	19,760	633,308
Tootsie Roll Industries Inc.	259	7,567

United Natural Foods Inc.(1)	1,262	44,132
Whole Foods Market Inc.	4,304	285,958
Wild Oats Markets Inc.(1)(2)	911	18,521
Wrigley (William Jr.) Co.	5,459	349,376

		2,509,496
FOREST PRODUCTS & PAPER—0.01%
Deltic Timber Corp.	294	17,816
Neenah Paper Inc.	68	2,227
Xerium Technologies Inc.	319	2,995

		23,038
GAS—0.00%
EnergySouth Inc.	32	1,018
New Jersey Resources Corp.	19	860

		1,878
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	719	24,353
Black & Decker Corp.	1,366	118,692
Franklin Electric Co. Inc.	704	38,474
Lincoln Electric Holdings Inc.	83	4,481
Regal-Beloit Corp.	436	18,430
Stanley Works (The)	1,688	85,514

		289,944
HEALTH CARE—PRODUCTS—6.58%
Abaxis Inc.(1)	696	15,785
ABIOMED Inc.(1)	647	8,346
Adeza Biomedical Corp.(1)	208	4,395
Advanced Medical Optics Inc.(1)	2,010	93,746
Align Technology Inc.(1)	1,866	17,111
American Medical Systems Holdings Inc.(1)	2,138	48,105
AngioDynamics Inc.(1)	133	3,998
Arrow International Inc.	677	22,118
ArthroCare Corp.(1)(2)	761	36,391
Aspect Medical Systems Inc.(1)	569	15,613
Bard (C.R.) Inc.	3,275	222,078
Bausch & Lomb Inc.	1,491	94,977
Baxter International Inc.	20,470	794,441
Beckman Coulter Inc.	1,905	103,956
Becton, Dickinson & Co.	7,855	483,711
Biomet Inc.	7,856	279,045
Biosite Inc.(1)	524	27,211
Boston Scientific Corp.(1)	20,517	472,917
Bruker BioSciences Corp.(1)	620	3,348
Candela Corp.(1)	759	16,394
Cantel Medical Corp.(1)	424	6,949
Cepheid Inc.(1)	1,476	13,520
Cooper Companies Inc.	1,130	61,054
Cyberonics Inc.(1)	618	15,926
Cytyc Corp.(1)	3,586	101,053
Dade Behring Holdings Inc.	2,766	98,774
DENTSPLY International Inc.	2,524	146,771
DexCom Inc.(1)	235	4,763
Diagnostic Products Corp.	746	35,532
DJ Orthopedics Inc.(1)	425	16,898
Edwards Lifesciences Corp.(1)	1,860	80,910
Encore Medical Corp.(1)	941	4,818
EPIX Pharmaceuticals Inc.(1)	846	2,961
ev3 Inc.(1)	338	5,986
FoxHollow Technologies Inc.(1)(2)	460	14,053
Gen-Probe Inc.(1)	1,556	85,767

Guidant Corp.	10,131	790,826
Haemonetics Corp.(1)	807	40,971
HealthTronics Inc.(1)	705	5,830
Henry Schein Inc.(1)	2,724	130,371
Hillenbrand Industries Inc.	608	33,434
Hologic Inc.(1)	1,215	67,250
ICU Medical Inc.(1)	212	7,672
IDEXX Laboratories Inc.(1)	998	86,187
Immucor Inc.(1)	1,383	39,678
IntraLase Corp.(1)	334	7,749
Intuitive Surgical Inc.(1)	1,073	126,614
Inverness Medical Innovations Inc.(1)	93	2,672
IRIS International Inc.(1)	572	8,940
Johnson & Johnson	92,637	5,485,963
Kensey Nash Corp.(1)(2)	237	6,778
Kinetic Concepts Inc.(1)	1,469	60,479
Kyphon Inc.(1)	956	35,563
Laserscope(1)	627	14,829
LCA-Vision Inc.	638	31,970
Luminex Corp.(1)	734	10,907
Medtronic Inc.	37,661	1,911,296
Mentor Corp.	1,051	47,621
Merge Technologies Inc.(1)	704	11,243
Meridian Bioscience Inc.	517	13,949
Merit Medical Systems Inc.(1)	545	6,545
Neurometrix Inc.(1)	224	8,723
NuVasive Inc.(1)	619	11,668
NxStage Medical Inc.(1)	143	1,835
Oakley Inc.	530	9,021
OraSure Technologies Inc.(1)	1,372	14,132
Palomar Medical Technologies Inc.(1)	563	18,832
Patterson Companies Inc.(1)(2)	4,294	151,149
PolyMedica Corp.	745	31,558
PSS World Medical Inc.(1)	2,082	40,162
ResMed Inc.(1)	2,205	96,976
Respironics Inc.(1)	2,193	85,330
Somanetics Corp.(1)	337	7,441
SonoSite Inc.(1)	430	17,475
St. Jude Medical Inc.(1)	11,248	461,168
Stereotaxis Inc.(1)	604	7,616
Steris Corp.	335	8,268
Stryker Corp.	9,113	404,070
SurModics Inc.(1)	427	15,099
Sybron Dental Specialties Inc.(1)	829	34,188
Symmetry Medical Inc.(1)	328	6,957
TECHNE Corp.(1)	1,222	73,491
ThermoGenesis Corp.(1)	2,019	8,177
Thoratec Corp.(1)	1,595	30,736
TriPath Imaging Inc.(1)	1,034	7,217
Varian Medical Systems Inc.(1)	4,132	232,053
Ventana Medical Systems Inc.(1)	1,018	42,522
Viasys Healthcare Inc.(1)	115	3,459
Vital Images Inc.(1)	405	13,802
Vital Sign Inc.	143	7,855
VNUS Medical Technologies Inc.(1)	137	1,040
West Pharmaceutical Services Inc.	972	33,748
Wright Medical Group Inc.(1)	835	16,491
Young Innovations Inc.	113	4,127
Zimmer Holdings Inc.(1)	7,678	519,033
Zoll Medical Corp.(1)	121	3,187

		14,873,364

HEALTH CARE - SERVICES—3.15%
Aetna Inc.	14,460	710,564
Alliance Imaging Inc.(1)	648	4,173
Allied Healthcare International Inc.(1)	416	2,018
Amedisys Inc.(1)(2)	528	18,348
America Service Group Inc.(1)	420	5,473
American Dental Partners Inc.(1)	108	1,458
American Retirement Corp.(1)	953	24,416
AMERIGROUP Corp.(1)	1,544	32,486
AmSurg Corp.(1)	835	18,946
Apria Healthcare Group Inc.(1)	1,462	33,597
Bio-Reference Laboratories Inc.(1)	412	7,432
Brookdale Senior Living Inc.	214	8,079
Centene Corp.(1)	1,250	36,463
Community Health Systems Inc.(1)	2,451	88,604
Covance Inc.(1)	1,960	115,150
Coventry Health Care Inc.(1)	5,029	271,465
DaVita Inc.(1)	3,145	189,360
Genesis HealthCare Corp.(1)	17	747
Gentiva Health Services Inc.(1)	501	9,123
HCA Inc.	12,835	587,715
Health Management Associates Inc. Class A	6,937	149,631
Health Net Inc.(1)	2,078	105,604
Healthways Inc.(1)	1,064	54,200
Horizon Health Corp.(1)	294	5,821
Humana Inc.(1)	3,817	200,965
Laboratory Corp. of America Holdings(1)	4,000	233,920
LHC Group Inc.(1)	76	1,216
LifePoint Hospitals Inc.(1)	1,643	51,097
Lincare Holdings Inc.(1)	2,905	113,179
Magellan Health Services Inc.(1)	57	2,307
Manor Care Inc.	2,480	109,988
Matria Healthcare Inc.(1)	588	22,320
MedCath Corp.(1)	38	727
Molina Healthcare Inc.(1)	406	13,589
National Healthcare Corp.	106	4,248
NightHawk Radiology Holdings Inc.(1)	97	2,317
Odyssey Healthcare Inc.(1)	914	15,730
Option Care Inc.(2)	621	8,781
PainCare Holdings Inc.(1)	1,582	3,022
Pediatrix Medical Group Inc.(1)	781	80,162
Psychiatric Solutions Inc.(1)	1,599	52,975
Quest Diagnostics Inc.	5,011	257,064
Radiation Therapy Services Inc.(1)	304	7,755
RehabCare Group Inc.(1)	91	1,715
Sierra Health Services Inc.(1)	1,256	51,119
Sunrise Senior Living Inc.(1)	1,129	43,997
Symbion Inc.(1)	404	9,151
Tenet Healthcare Corp.(1)	1,876	13,845
Triad Hospitals Inc.(1)	1,029	43,115
U.S. Physical Therapy Inc.(1)	352	6,023
United Surgical Partners International Inc.(1)	1,294	45,821
UnitedHealth Group Inc.	42,421	2,369,637
Universal Health Services Inc. Class B	1,013	51,450
VistaCare Inc. Class A(1)	268	4,154
Wellcare Health Plans Inc.(1)	596	27,082
WellPoint Inc.(1)	10,345	801,013

		7,130,357
HOLDING COMPANIES - DIVERSIFIED—0.04%
Resource America Inc. Class A	127	2,530
Star Maritime Acquisition Corp.(1)	103	1,000
Walter Industries Inc.(2)	1,201	80,011

		83,541

HOME BUILDERS—0.54%
Beazer Homes USA Inc.	559	36,726
Brookfield Homes Corp.	424	21,989
Centex Corp.	2,069	128,257
Champion Enterprises Inc.(1)	2,276	34,049
Comstock Homebuilding Companies Inc. Class A(1)	107	1,178
Fleetwood Enterprises Inc.(1)	752	8,400
Horton (D.R.) Inc.	6,183	205,399
Hovnanian Enterprises Inc. Class A(1)	1,063	46,698
KB Home	2,097	136,263
Lennar Corp. Class A	2,393	144,489
M.D.C. Holdings Inc.	621	39,937
NVR Inc.(1)	149	110,104
Orleans Homebuilders Inc.	24	486
Ryland Group Inc.	1,180	81,892
Standard-Pacific Corp.	210	7,060
Thor Industries Inc.(2)	1,051	56,081
Toll Brothers Inc.(1)	3,347	115,907
William Lyon Homes Inc.(1)	18	1,722
Williams Scotsman International Inc.(1)	145	3,632
Winnebago Industries Inc.(2)	1,034	31,372

		1,211,641
HOME FURNISHINGS—0.15%
American Woodmark Corp.	342	12,141
Bassett Furniture Industries Inc.	122	2,434
DTS Inc.(1)	506	9,948
Ethan Allen Interiors Inc.(2)	65	2,731
Harman International Industries Inc.	2,107	234,151
Maytag Corp.	1,481	31,590
Stanley Furniture Co. Inc.	15	439
Tempur-Pedic International Inc.(1)	1,189	16,824
TiVo Inc.(1)	1,578	11,409
Universal Electronics Inc.(1)	523	9,257

		330,924
HOUSEHOLD PRODUCTS & WARES—0.54%
ACCO Brands Corp.(1)	1,256	27,883
Avery Dennison Corp.	2,152	125,849
Church & Dwight Co. Inc.	1,993	73,582
CNS Inc.	369	7,948
Fortune Brands Inc.	4,530	365,254
Fossil Inc.(1)	1,431	26,588
Harland (John H.) Co.	779	30,615
Jarden Corp.(1)	2,133	70,069
Kimberly-Clark Corp.	6,708	387,722
Playtex Products Inc.(1)	1,187	12,428
Prestige Brands Holdings Inc.(1)	115	1,400
Scotts Miracle-Gro Co. (The) Class A	202	9,244
Spectrum Brands Inc.(1)(2)	875	19,005
Tupperware Brands Corp.	1,136	23,390
WD-40 Co.	312	9,625
Yankee Candle Co. Inc. (The)	1,234	33,775

		1,224,377
HOUSEWARES—0.05%
Lifetime Brands Inc.	183	5,159
Newell Rubbermaid Inc.	1,552	39,095
Toro Co.	1,355	64,701

		108,955

INSURANCE—1.42%
AFLAC Inc.	12,416	560,334
Ambac Financial Group Inc.	740	58,904
American Equity Investment Life Holding Co.	302	4,331
American International Group Inc.	21,213	1,401,967
Argonaut Group Inc.(1)	551	19,588
Berkley (W.R.) Corp.	639	37,100
Brown & Brown Inc.	3,434	114,009
Crawford & Co. Class B	218	1,308
Direct General Corp.	19	323
Enstar Group Inc.(1)	50	4,487
Erie Indemnity Co. Class A	289	15,213
Gallagher (Arthur J.) & Co.	2,442	67,912
Hanover Insurance Group Inc. (The)	89	4,665
HCC Insurance Holdings Inc.	1,713	59,612
Hilb, Rogal & Hobbs Co.	129	5,317
James River Group Inc.(1)	8	215
Markel Corp.(1)	135	45,587
MBIA Inc.	276	16,596
Midland Co. (The)	119	4,163
National Interstate Corp.	80	1,740
Navigators Group Inc. (The)(1)	195	9,672
Philadelphia Consolidated Holding Corp.(1)	1,347	45,987
ProAssurance Corp.(1)	326	16,952
Progressive Corp. (The)	5,642	588,235
Prudential Financial Inc.	1,082	82,026
Republic Companies Group Inc.	38	660
Safety Insurance Group Inc.	12	548
SeaBright Insurance Holdings(1)	19	331
Tower Group Inc.	95	2,195
Transatlantic Holdings Inc.	31	1,812
Unitrin Inc.	751	34,929
Universal American Financial Corp.(1)	294	4,528
Zenith National Insurance Corp.	183	8,808

		3,220,054
INTERNET—3.35%
Agile Software Corp.(1)	846	6,455
Akamai Technologies Inc.(1)	4,274	140,572
Amazon.com Inc.(1)	9,487	346,370
Applied Digital Solutions Inc.(1)	1,911	5,542
aQuantive Inc.(1)	2,020	47,551
Arbinet-thexchange Inc.(1)	323	2,377
AsiaInfo Holdings Inc.(1)	509	2,545
Audible Inc.(1)(2)	557	5,854
autobytel.com Inc.(1)	476	2,294
Avocent Corp.(1)	1,362	43,230
Blue Coat Systems Inc.(1)	304	6,609
Blue Nile Inc.(1)	476	16,750
CheckFree Corp.(1)	2,169	109,535
Click Commerce Inc.(1)(2)	301	7,206
CMGI Inc.(1)	12,271	18,161
CNET Networks Inc.(1)	3,943	56,030
Cogent Communications Group Inc.(1)	434	4,232
CyberSource Corp.(1)	697	7,779
DealerTrack Holdings Inc.(1)	147	3,133
Digital Insight Corp.(1)	1,050	38,220
Digital River Inc.(1)	1,193	52,027
Digitas Inc.(1)	2,702	38,909
Drugstore.com Inc.(1)	2,835	8,760
EarthLink Inc.(1)	3,710	35,431
eBay Inc.(1)	33,935	1,325,501
eCollege.com Inc.(1)	523	9,853

Emdeon Corp.(1)	7,328	79,142
Entrust Inc.(1)	1,978	8,901
Equinix Inc.(1)	551	35,385
eResearch Technology Inc.(1)(2)	1,566	22,535
Expedia Inc.(1)	3,058	61,986
F5 Networks Inc.(1)	1,232	89,308
FTD Group Inc.(1)	505	4,893
Google Inc. Class A(1)	5,134	2,002,260
GSI Commerce Inc.(1)	1,136	19,312
Harris Interactive Inc.(1)	1,193	6,705
HomeStore Inc.(1)	4,377	28,713
IAC/InterActiveCorp(1)	3,058	90,119
InfoSpace Inc.(1)	682	19,062
Internet Security Systems Inc.(1)	1,001	24,004
Interwoven Inc.(1)	228	2,050
iPass Inc.(1)	1,272	10,189
iVillage Inc.(1)	1,662	13,977
j2 Global Communications Inc.(1)	762	35,814
Jupitermedia Corp.(1)(2)	705	12,676
Keynote Systems Inc.(1)	426	4,873
Lionbridge Technologies Inc.(1)	1,807	14,293
MatrixOne Inc.(1)	226	1,618
McAfee Inc.(1)	5,096	123,986
Monster Worldwide Inc.(1)	3,191	159,103
Motive Inc.(1)	740	2,886
NetFlix Inc.(1)	1,132	32,817
NIC Inc.(1)	944	5,787
NutriSystem Inc.(1)	775	36,828
1-800 CONTACTS INC.(1)	205	2,757
1-800-FLOWERS.COM Inc.(1)	842	5,978
Online Resources Corp.(1)	622	8,086
Openwave Systems Inc.(1)	2,838	61,244
Opsware Inc.(1)	2,484	21,288
Overstock.com Inc.(1)(2)	284	8,469
Priceline.com Inc.(1)	742	18,431
ProQuest Co.(1)	644	13,775
RealNetworks Inc.(1)	3,303	27,250
Redback Networks Inc.(1)	449	9,739
RightNow Technologies Inc.(1)	322	5,110
RSA Security Inc.(1)	493	8,844
S1 Corp.(1)	699	3,523
Sapient Corp.(1)	2,638	20,128
Secure Computing Corp.(1)	1,346	15,533
Sohu.com Inc.(1)	838	22,366
Stamps.com Inc.(1)	496	17,489
Stellent Inc.	195	2,313
SupportSoft Inc.(1)	1,059	4,691
Symantec Corp.(1)	22,437	377,615
Terremark Worldwide Inc.(1)	976	8,296
TIBCO Software Inc.(1)	4,319	36,107
Travelzoo Inc.(1)(2)	198	3,877
TriZetto Group Inc. (The)(1)	1,239	21,794
United Online Inc.	309	3,974
ValueClick Inc.(1)	2,694	45,582
Vasco Data Security International Inc.(1)	634	5,186
VeriSign Inc.(1)	7,759	186,138
Vignette Corp.(1)	400	5,900
WebEx Communications Inc.(1)(2)	986	33,199
WebMD Health Corp. Class A(1)(2)	172	7,162
Websense Inc.(1)	1,508	41,591
WebSideStory Inc.(1)	178	3,060
Yahoo! Inc.(1)	37,681	1,215,589

		7,562,232

INVESTMENT COMPANIES—0.01%
Gladstone Capital Corp.(2)	11	237
Gladstone Investment Corp.	115	1,737
Harris & Harris Group Inc.(1)	549	7,659
NGP Capital Resources Co.	233	3,169
Technology Investment Capital Corp.	143	2,079

		14,881
IRON & STEEL—0.16%
AK Steel Holding Corp.(1)	3,317	49,755
Allegheny Technologies Inc.	2,998	183,418
Cleveland-Cliffs Inc.	669	58,283
Gibraltar Industries Inc.	199	5,863
Reliance Steel & Aluminum Co.	573	53,816
Steel Technologies Inc.	127	3,086

		354,221
LEISURE TIME—0.32%
Ambassadors Group Inc.	568	14,427
Brunswick Corp.	2,178	84,637
Escalade Inc.	335	3,715
Harley-Davidson Inc.	8,836	458,412
Life Time Fitness Inc.(1)	746	34,950
Marine Products Corp.	492	5,407
Multimedia Games Inc.(1)	666	9,910
Nautilus Inc.(2)	927	13,859
Polaris Industries Inc.	1,340	73,110
WMS Industries Inc.(1)	615	18,512

		716,939
LODGING—0.82%
Ameristar Casinos Inc.	626	16,145
Boyd Gaming Corp.	1,353	67,569
Choice Hotels International Inc.	921	42,163
Gaylord Entertainment Co.(1)	536	24,324
Harrah’s Entertainment Inc.	3,547	276,524
Hilton Hotels Corp.	11,932	303,789
Las Vegas Sands Corp.(1)	753	42,665
Marriott International Inc. Class A	5,458	374,419
MGM Mirage(1)	3,768	162,363
Monarch Casino & Resort Inc.(1)	318	9,028
Morgans Hotel Group Co.(1)	224	3,956
MTR Gaming Group Inc.(1)	637	6,561
Riviera Holdings Corp.(1)	94	1,584
Starwood Hotels & Resorts Worldwide Inc.	4,132	279,860
Station Casinos Inc.	1,737	137,866
Wynn Resorts Ltd.(1)	1,491	114,583

		1,863,399
MACHINERY—1.36%
Applied Industrial Technologies Inc.	832	37,107
Astec Industries Inc.(1)	515	18,489
Bucyrus International Inc. Class A	954	45,973
Caterpillar Inc.	21,274	1,527,686
Cognex Corp.	1,245	36,902
Cummins Inc.	758	79,666
Deere & Co.	767	60,631
Global Power Equipment Group Inc.(1)	427	1,644
Graco Inc.	2,196	99,764
IDEX Corp.	1,283	66,934
Intermec Inc.(1)	1,487	45,368
Intevac Inc.(1)	580	16,692

iRobot Corp.(1)(2)	88	2,446
JLG Industries Inc.	3,228	99,390
Joy Global Inc.	3,730	222,942
Kadant Inc.(1)	154	3,496
Lindsay Manufacturing Co.	141	3,820
Manitowoc Co. Inc. (The)	775	70,641
Middleby Corp. (The)(1)	135	11,302
Nordson Corp.	395	19,695
Presstek Inc.(1)	963	11,460
Rockwell Automation Inc.	5,711	410,678
Sauer-Danfoss Inc.	103	2,364
Stewart & Stevenson Services Inc.	689	25,135
TurboChef Technologies Inc.(1)	392	4,782
Wabtec Corp.	1,452	47,335
Zebra Technologies Corp. Class A(1)	2,259	101,022

		3,073,364
MANUFACTURING—5.90%
Actuant Corp. Class A	809	49,527
American Railcar Industries Inc.	77	2,700
Applied Films Corp.(1)	10	194
Blount International Inc.(1)	834	13,436
Brink’s Co. (The)	1,276	64,770
Carlisle Companies Inc.	513	41,963
Ceradyne Inc.(1)	538	26,846
CLARCOR Inc.	1,166	41,510
Danaher Corp.	7,337	466,266
Donaldson Co. Inc.	2,280	77,041
Dover Corp.	4,287	208,177
Eaton Corp.	1,316	96,029
ESCO Technologies Inc.(1)	693	35,100
Flanders Corp.(1)	516	6,027
General Electric Co.	250,480	8,711,694
Harsco Corp.	1,143	94,435
Illinois Tool Works Inc.	7,323	705,278
ITT Industries Inc.	5,260	295,717
Jacuzzi Brands Inc.(1)	2,497	24,546
Lancaster Colony Corp.	128	5,376
Leggett & Platt Inc.	1,697	41,356
Matthews International Corp. Class A	961	36,768
Pall Corp.	291	9,076
Parker Hannifin Corp.	1,631	131,475
Pentair Inc.	2,709	110,392
Raven Industries Inc.	495	19,359
Reddy Ice Holdings Inc.	46	1,022
Roper Industries Inc.	2,322	112,919
Textron Inc.	869	81,156
3M Co.	23,968	1,814,138
Tredegar Corp.	425	6,762

		13,331,055
MEDIA—2.29%
Beasley Broadcast Group Inc. Class A	210	2,547
Cablevision Systems Corp.(1)	6,243	166,688
CBS Corp. Class B	3,993	95,752
CKX Inc.(1)	798	10,430
Clear Channel Communications Inc.	5,481	159,004
Comcast Corp. Class A(1)	30,058	786,317
Courier Corp.	84	3,725
Crown Media Holdings Inc.(1)(2)	506	3,208
Cumulus Media Inc. Class A(1)	280	3,153
DIRECTV Group Inc. (The)(1)	18,798	308,287
Discovery Holding Co. Class A(1)	3,174	47,610

Dow Jones & Co. Inc.	1,692	66,496
EchoStar Communications Corp.(1)	7,176	214,347
Emmis Communications Corp.(1)	290	4,640
Entravision Communications Corp.(1)	1,088	9,966
Fisher Communications Inc.(1)	115	5,146
Gemstar-TV Guide International Inc.(1)	8,051	24,878
Hollinger International Inc.	1,916	16,056
Journal Communications Inc. Class A	187	2,319
Journal Register Co.	726	8,843
Liberty Global Inc. Class A(1)	6,302	129,002
Liberty Media Corp. Class A(1)	31,817	261,218
LodgeNet Entertainment Corp.(1)	597	9,301
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	602	10,150
McGraw-Hill Companies Inc. (The)	11,653	671,446
Mediacom Communications Corp.(1)	1,797	10,333
Meredith Corp.	1,327	74,033
Nelson (Thomas) Inc.	260	7,605
News Corp. Class A	29,177	484,630
Outdoor Channel Holdings Inc.(1)	345	3,516
Playboy Enterprises Inc. Class B(1)	550	7,810
Radio One Inc. Class D(1)	930	6,938
Readers Digest Association Inc. (The)	2,761	40,725
Regent Communications Inc.(1)	521	2,402
Saga Communications Inc.(1)	184	1,779
Salem Communications Corp. Class A(1)	311	4,668
Scripps (E.W.) Co. Class A	2,563	114,592
Sinclair Broadcast Group Inc. Class A	1,507	12,282
Sirius Satellite Radio Inc.(1)	41,362	210,119
Spanish Broadcasting System Inc. Class A(1)	748	4,136
Time Warner Inc.	7,782	130,660
Univision Communications Inc. Class A(1)	3,423	117,991
Value Line Inc.	18	666
Viacom Inc. Class B(1)	3,993	154,928
Walt Disney Co. (The)	14,336	399,831
Washington Post Co. (The) Class B	147	114,182
Westwood One Inc.	531	5,862
Wiley (John) & Sons Inc. Class A	1,492	56,472
World Wrestling Entertainment Inc.	93	1,572
WorldSpace Inc. Class A(1)(2)	314	2,371
WPT Enterprises Inc.(1)(2)	320	2,355
XM Satellite Radio Holdings Inc. Class A(1)	7,968	177,447

		5,170,434
METAL FABRICATE & HARDWARE—0.12%
Dynamic Materials Corp.	161	5,738
Earle M Jorgensen Co.(1)	263	3,984
Kaydon Corp.	428	17,274
Lawson Products Inc.	108	4,422
Mueller Industries Inc.	288	10,279
NN Inc.	521	6,726
NS Group Inc.(1)	698	32,129
Precision Castparts Corp.	1,416	84,110
Quanex Corp.	674	44,909
RBC Bearings Inc.(1)	195	3,998
Sun Hydraulics Corp.	276	5,901
Timken Co. (The)	1,275	41,144
Worthington Industries Inc.	192	3,852

		264,466
MINING—0.37%
AMCOL International Corp.	691	19,901
Charles & Colvard Ltd.(2)	412	4,462

Coeur d’Alene Mines Corp.(1)	8,426	55,275
Freeport-McMoRan Copper & Gold Inc.	5,608	335,190
Hecla Mining Co.(1)	3,594	23,756
Phelps Dodge Corp.	3,373	271,628
Royal Gold Inc.(2)	540	19,543
Southern Copper Corp.	791	66,824
Titanium Metals Corp.(1)	754	36,607

		833,186
OFFICE & BUSINESS EQUIPMENT—0.08%
Global Imaging Systems Inc.(1)	608	23,092
Pitney Bowes Inc.	3,784	162,447
TRM Corp.(1)	404	2,719

		188,258
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	2,183	70,751
HNI Corp.	1,675	98,825
Interface Inc. Class A(1)	858	11,849
Knoll Inc.	441	9,402
Steelcase Inc. Class A	895	16,110

		206,937
OIL & GAS—1.87%
Alon USA Energy Inc.	240	5,909
Atlas America Inc.(1)	285	13,626
ATP Oil & Gas Corp.(1)	531	23,316
Atwood Oceanics Inc.(1)	398	40,202
Berry Petroleum Co. Class A	443	30,323
Bronco Drilling Co. Inc.(1)	174	4,576
Cabot Oil & Gas Corp.	724	34,701
Callon Petroleum Co.(1)	214	4,498
Carrizo Oil & Gas Inc.(1)	402	10,448
Cheniere Energy Inc.(1)	1,461	59,273
Chesapeake Energy Corp.	4,439	139,429
Clayton Williams Energy Inc.(1)	197	8,061
Comstock Resources Inc.(1)	1,286	38,181
Crosstex Energy Inc.	169	13,089
Delta Petroleum Corp.(1)	1,080	22,702
Denbury Resources Inc.(1)	3,528	111,732
Diamond Offshore Drilling Inc.	1,812	162,174
Edge Petroleum Corp.(1)	35	874
Encore Acquisition Co.(1)	569	17,639
Endeavour International Corp.(1)	1,775	5,165
Energy Partners Ltd.(1)	82	1,934
ENSCO International Inc.	3,398	174,827
EOG Resources Inc.	7,443	535,896
EXCO Resources Inc.(1)	708	8,871
Frontier Oil Corp.	1,718	101,963
FX Energy Inc.(1)	1,142	5,973
Gasco Energy Inc.(1)	2,638	14,773
Giant Industries Inc.(1)	300	20,862
Goodrich Petroleum Corp.(1)	312	8,424
Grey Wolf Inc.(1)	5,780	43,003
Helmerich & Payne Inc.	1,073	74,917
Holly Corp.	523	38,765
KCS Energy Inc.(1)	1,626	42,276
Murphy Oil Corp.	5,149	256,523
Newfield Exploration Co.(1)	2,875	120,463
Noble Energy Inc.	655	28,768
Parallel Petroleum Corp.(1)	1,044	19,262
Parker Drilling Co.(1)	3,171	29,395
Patterson-UTI Energy Inc.	5,262	168,174

Penn Virginia Corp.	214	15,194
Petrohawk Energy Corp.(1)	864	11,837
Petroleum Development Corp.(1)	498	22,589
Pioneer Drilling Co.(1)	710	11,665
Pioneer Natural Resources Co.	202	8,939
Plains Exploration & Production Co.(1)	2,415	93,316
Pride International Inc.(1)	2,619	81,660
Quicksilver Resources Inc.(1)	1,749	67,616
Range Resources Corp.	4,055	110,742
Remington Oil & Gas Corp.(1)	621	26,840
Rosetta Resources Inc.(1)	756	13,578
Rowan Companies Inc.	2,023	88,931
Southwestern Energy Co.(1)	5,216	167,903
St. Mary Land & Exploration Co.	1,402	57,244
Sunoco Inc.	3,370	261,411
Tesoro Corp.	1,201	82,076
TODCO Class A	1,438	56,672
Toreador Resources Corp.(1)	471	14,653
Tri-Valley Corp.(1)(2)	526	4,192
Unit Corp.(1)	1,387	77,325
W&T Offshore Inc.	286	11,529
Warren Resources Inc.(1)	877	13,067
Western Refining Inc.	302	6,529
XTO Energy Inc.	11,226	489,117

		4,235,612
OIL & GAS SERVICES—1.60%
Baker Hughes Inc.	10,569	722,920
BASiC Energy Services Inc.(1)	202	6,020
BJ Services Co.	10,092	349,183
CARBO Ceramics Inc.	634	36,081
Cooper Cameron Corp.(1)	2,923	128,846
Dresser-Rand Group Inc.(1)	774	19,234
Dril-Quip Inc.(1)	30	2,126
FMC Technologies Inc.(1)	2,198	112,582
Global Industries Ltd.(1)	1,195	17,316
Grant Prideco Inc.(1)	3,913	167,633
Gulf Island Fabrication Inc.	319	7,551
Halliburton Co.	13,897	1,014,759
Helix Energy Solutions Group Inc.(1)	2,444	92,628
Hercules Offshore Inc.(1)	160	5,442
Hornbeck Offshore Services Inc.(1)	634	22,868
Hydril Co. LP(1)	621	48,407
Lone Star Technologies Inc.(1)	940	52,085
Lufkin Industries Inc.	349	19,349
MarkWest Hydrocarbon Inc.	122	2,794
Maverick Tube Corp.(1)	573	30,363
National Oilwell Varco Inc.(1)	3,142	201,465
Newpark Resources Inc.(1)	1,795	14,719
Oceaneering International Inc.(1)	735	42,116
Oil States International Inc.(1)	1,254	46,210
RPC Inc.	368	8,409
SEACOR Holdings Inc.(1)	25	1,980
Smith International Inc.	6,638	258,616
Superior Energy Services Inc.(1)	2,391	64,055
Superior Well Services Inc.(1)	80	2,326
Tetra Technologies Inc.(1)	1,023	48,122
Tidewater Inc.	667	36,838
Union Drilling Inc.(1)	171	2,500
W-H Energy Services Inc.(1)	838	37,283

		3,622,826

PACKAGING & CONTAINERS—0.10%
Ball Corp.	433	18,978
Crown Holdings Inc.(1)	5,206	92,354
Greif Inc. Class A	466	31,884
Pactiv Corp.(1)	452	11,092
Sealed Air Corp.	947	54,803
Silgan Holdings Inc.	433	17,394

		226,505
PHARMACEUTICALS—5.59%
Abbott Laboratories	42,251	1,794,400
Abgenix Inc.(1)	2,692	60,570
ACADIA Pharmaceuticals Inc.(1)	421	6,728
Adams Respiratory Therapeutics Inc.(1)	206	8,193
Adolor Corp.(1)	1,363	32,439
Alkermes Inc.(1)	2,764	60,946
Allergan Inc.	4,601	499,209
Alpharma Inc. Class A	271	7,268
Altus Pharmaceuticals Inc.(1)	109	2,390
American Pharmaceutical Partners Inc.(1)	708	20,171
Amylin Pharmaceuticals Inc.(1)	3,386	165,745
Andrx Corp.(1)	1,599	37,960
Antigenics Inc.(1)(2)	219	600
Array BioPharma Inc.(1)	1,028	9,396
AtheroGenics Inc.(1)	1,032	16,842
AVANIR Pharmaceuticals Class A(1)	989	14,459
Barr Pharmaceuticals Inc.(1)	3,216	202,544
Bentley Pharmaceuticals Inc.(1)(2)	642	8,442
Bioenvision Inc.(1)	1,323	9,433
BioMarin Pharmaceutical Inc.(1)	2,200	29,524
BioScrip Inc.(1)	140	1,009
Bristol-Myers Squibb Co.	24,611	605,677
Caraco Pharmaceutical Laboratories Ltd.(1)	438	5,694
Cardinal Health Inc.	8,640	643,853
Caremark Rx Inc.(1)	12,626	620,947
Cell Therapeutics Inc.(1)(2)	2,476	4,729
Cephalon Inc.(1)	1,829	110,197
Connetics Corp.(1)	1,197	20,265
Conor Medsystems Inc.(1)	298	8,761
Cubist Pharmaceuticals Inc.(1)	1,676	38,498
CV Therapeutics Inc.(1)	1,429	31,552
Cypress Bioscience Inc.(1)	826	5,204
Discovery Laboratories Inc.(1)	1,781	13,055
DOV Pharmaceutical Inc.(1)	592	9,460
Durect Corp.(1)	1,047	6,659
DUSA Pharmaceuticals Inc.(1)	293	2,069
Endo Pharmaceuticals Holdings Inc.(1)	1,601	52,529
Express Scripts Inc.(1)	3,874	340,525
First Horizon Pharmaceutical Corp.(1)	906	22,840
Forest Laboratories Inc.(1)	10,189	454,735
Gilead Sciences Inc.(1)	14,068	875,311
HealthExtras Inc.(1)	656	23,157
Hi-Tech Pharmacal Co. Inc.(1)	189	5,330
Hospira Inc.(1)	2,374	93,678
Idenix Pharmaceuticals Inc.(1)	521	7,070
I-Flow Corp.(1)	729	9,710
ImClone Systems Inc.(1)	2,123	72,224
Inspire Pharmaceuticals Inc.(1)	1,556	8,138
Introgen Therapeutics Inc.(1)(2)	240	1,274
Isis Pharmaceuticals Inc.(1)	2,068	18,633
ISTA Pharmaceuticals Inc.(1)	423	2,686
Kos Pharmaceuticals Inc.(1)	454	21,688
K-V Pharmaceutical Co. Class A(1)	1,154	27,834
Lilly (Eli) & Co.	28,511	1,576,658

Mannatech Inc.(2)	397	6,900
MannKind Corp.(1)	697	14,247
Medarex Inc.(1)	3,432	45,371
Medco Health Solutions Inc.(1)	6,735	385,377
Medicines Co. (The)(1)	1,592	32,747
Medicis Pharmaceutical Corp. Class A	1,685	54,931
Merck & Co. Inc.	15,816	557,198
MGI Pharma Inc.(1)	2,326	40,705
Mylan Laboratories Inc.	1,916	44,834
Nabi Biopharmaceuticals(1)	1,868	10,536
Nastech Pharmaceutical Co. Inc.(1)	711	12,798
Nature’s Sunshine Products Inc.	425	5,313
NBTY Inc.(1)	621	13,985
NeoPharm Inc.(1)	538	4,498
Neurocrine Biosciences Inc.(1)	1,164	75,125
New River Pharmaceuticals Inc.(1)	440	14,612
NitroMed Inc.(1)	626	5,258
Noven Pharmaceuticals Inc.(1)	727	13,093
NPS Pharmaceuticals Inc.(1)	1,300	11,102
Nuvelo Inc.(1)	590	10,514
Omnicare Inc.	1,154	63,458
Onyx Pharmaceuticals Inc.(1)	1,276	33,508
OSI Pharmaceuticals Inc.(1)	1,682	53,992
Pain Therapeutics Inc.(1)(2)	1,011	10,990
Par Pharmaceutical Companies Inc.(1)	864	24,348
Penwest Pharmaceuticals Co.(1)	643	13,947
Perrigo Co.	142	2,316
Pharmion Corp.(1)	726	13,083
POZEN Inc.(1)	664	11,089
Progenics Pharmaceuticals Inc.(1)	629	16,662
Renovis Inc.(1)	643	13,709
Rigel Pharmaceuticals Inc.(1)	596	6,848
Salix Pharmaceuticals Ltd.(1)	1,339	22,107
Schering-Plough Corp.	45,906	871,755
Sepracor Inc.(1)	3,270	159,609
Somaxon Pharmaceuticals Inc.(1)	59	945
Star Scientific Inc.(1)	1,369	4,285
Tanox Inc.(1)	81	1,573
Threshold Pharmaceuticals Inc.(1)	90	1,349
Tiens Biotech Group (USA) Inc.(1)	75	346
Trimeris Inc.(1)	422	5,701
United Therapeutics Inc.(1)	711	47,125
USANA Health Sciences Inc.(1)	333	13,893
Valeant Pharmaceuticals International	2,941	46,615
VCA Antech Inc.(1)	2,586	73,649
ViaCell Inc.(1)	102	562
Wyeth	20,743	1,006,450
XenoPort Inc.(1)	68	1,540
Zymogenetics Inc.(1)	930	20,107

		12,629,613
PIPELINES—0.34%
Equitable Resources Inc.	3,399	124,097
Kinder Morgan Inc.	3,056	281,121
Questar Corp.	648	45,392
Western Gas Resources Inc.	1,679	81,012
Williams Companies Inc.	10,608	226,905

		758,527
REAL ESTATE—0.21%
CB Richard Ellis Group Inc. Class A(1)	1,572	126,860
Consolidated-Tomoka Land Co.	198	12,302
Forest City Enterprises Inc. Class A	2,058	97,035

HouseValues Inc.(1)(2)	119	981
Jones Lang LaSalle Inc.	929	71,106
St. Joe Co. (The)	2,376	149,308
Tarragon Corp.(1)	296	5,890
Trammell Crow Co.(1)	139	4,957
ZipRealty Inc.(1)	204	1,791

		470,230
REAL ESTATE INVESTMENT TRUSTS—0.61%
Aames Investment Corp.	97	551
Acadia Realty Trust	111	2,614
Alexander’s Inc.(1)	61	17,629
Alexandria Real Estate Equities Inc.	199	18,971
CapitalSource Inc.	2,121	52,770
Columbia Equity Trust Inc.	124	2,180
Cousins Properties Inc.	552	18,453
Deerfield Triarc Capital Corp.	227	3,062
DiamondRock Hospitality Co.	222	3,066
Digital Realty Trust Inc.	29	817
EastGroup Properties Inc.	59	2,799
ECC Capital Corp.	1,066	1,620
Entertainment Properties Trust	561	23,551
Equity Lifestyle Properties Inc.	324	16,119
Federal Realty Investment Trust	625	47,000
General Growth Properties Inc.	2,755	134,637
Getty Realty Corp.	571	16,616
Glimcher Realty Trust	1,129	32,064
Global Signal Inc.	479	23,567
GMH Communities Trust	504	5,867
Inland Real Estate Corp.	1,502	24,498
JER Investors Trust Inc.	111	1,845
Kilroy Realty Corp.	332	25,650
KKR Financial Corp.	88	1,974
Lexington Corporate Properties Trust	91	1,897
Macerich Co. (The)	669	49,473
Medical Properties Trust Inc.	116	1,253
MFA Mortgage Investments Inc.	395	2,508
Mid-America Apartment Communities Inc.	13	712
Mills Corp.	1,783	49,924
National Health Realty Inc.	15	299
Nationwide Health Properties Inc.	294	6,321
New Century Financial Corp.	813	37,414
Newkirk Realty Trust Inc.	209	3,781
Omega Healthcare Investors Inc.	1,543	21,633
One Liberty Properties Inc.	98	1,943
ProLogis	687	36,755
Public Storage Inc.	2,019	164,003
RAIT Investment Trust	445	12,567
Saul Centers Inc.	344	15,105
Simon Property Group Inc.	1,951	164,157
SL Green Realty Corp.	105	10,658
Sovran Self Storage Inc.	17	938
Strategic Hotels & Resorts Inc.	233	5,424
Sun Communities Inc.	306	10,817
Tanger Factory Outlet Centers Inc.	1,024	35,236
Taubman Centers Inc.	912	38,003
Town & Country Trust (The)	519	21,066
United Dominion Realty Trust Inc.	1,802	51,429
Universal Health Realty Income Trust	58	2,119
Ventas Inc.	3,254	107,968
Washington Real Estate Investment Trust	1,307	47,470

		1,378,793

RETAIL—9.76%
Abercrombie & Fitch Co. Class A	2,706	157,760
AC Moore Arts & Crafts Inc.(1)	416	7,654
Advance Auto Parts Inc.	3,360	139,910
Aeropostale Inc.(1)	1,781	53,715
AFC Enterprises Inc.	500	6,950
Allion Healthcare Inc.(1)	218	2,956
American Eagle Outfitters Inc.	3,660	109,288
America’s Car-Mart Inc.(1)(2)	330	7,095
AnnTaylor Stores Corp.(1)	1,033	38,004
Applebee’s International Inc.	2,368	58,134
AutoZone Inc.(1)	1,773	176,750
Barnes & Noble Inc.	430	19,888
Bebe Stores Inc.	653	12,028
Bed Bath & Beyond Inc.(1)	9,139	350,938
Best Buy Co. Inc.	12,586	703,935
Big 5 Sporting Goods Corp.	733	14,352
Big Lots Inc.(1)	768	10,721
BJ’s Restaurants Inc.(1)	472	12,744
Bombay Co. Inc. (The) (1)	316	1,043
Brinker International Inc.	2,813	118,849
Buckle Inc. (The)	115	4,709
Buffalo Wild Wings Inc.(1)	181	7,526
Build-A-Bear Workshop Inc.(1)(2)	327	10,023
Cabela’s Inc. Class A(1)(2)	824	16,908
Cache Inc.(1)	436	7,996
California Pizza Kitchen Inc.(1)	515	16,712
CarMax Inc.(1)	3,219	105,197
Cash America International Inc.	132	3,963
Casual Male Retail Group Inc.(1)	644	6,273
Cato Corp. Class A	316	7,540
CBRL Group Inc.	629	27,619
CEC Entertainment Inc.(1)	1,139	38,293
Charlotte Russe Holding Inc.(1)	240	5,136
Cheesecake Factory (The)(1)	2,448	91,678
Chico’s FAS Inc.(1)	5,638	229,128
Children’s Place Retail Stores Inc. (The)(1)	623	36,072
Chipotle Mexican Grill Inc. Class A(1)	110	6,093
Christopher & Banks Corp.	1,052	24,417
Circuit City Stores Inc.	2,318	56,745
Citi Trends Inc.(1)	107	4,254
CKE Restaurants Inc.	1,883	32,764
Claire’s Stores Inc.	2,518	91,429
Coldwater Creek Inc.(1)	1,742	48,428
Conn’s Inc.(1)	63	2,152
Copart Inc.(1)	2,112	57,974
Cost Plus Inc.(1)	434	7,421
Costco Wholesale Corp.	5,649	305,950
CSK Auto Corp.(1)	1,257	17,435
CVS Corp.	25,190	752,425
Darden Restaurants Inc.	4,872	199,898
Deb Shops Inc.	100	2,970
Denny’s Corp.(1)	1,497	7,126
Design Within Reach Inc.(1)	553	3,147
Dick’s Sporting Goods Inc.(1)	1,049	41,614
Dollar General Corp.	10,164	179,598
Dollar Tree Stores Inc.(1)	2,283	63,171
Dress Barn Inc.(1)	438	21,002
DSW Inc. Class A(1)	112	3,508
Family Dollar Stores Inc.	3,780	100,548
Finish Line Inc. (The)	1,125	18,506
First Cash Inc.(1)	614	12,274
Foot Locker Inc.	2,583	61,682

Fred’s Inc.(2)	842	11,165
GameStop Corp. Class A(1)	1,689	79,619
Gap Inc. (The)	17,865	333,718
Genesco Inc.(1)	531	20,651
Golf Galaxy Inc.(1)	146	3,190
Guitar Center Inc.(1)	810	38,637
Hibbet Sporting Goods Inc.(1)	1,135	37,444
Home Depot Inc.	67,233	2,843,956
Hot Topic Inc.(1)	1,312	19,024
IHOP Corp.	222	10,643
Insight Enterprises Inc.(1)	288	6,339
Jack in the Box Inc.(1)	178	7,743
Jill (J.) Group Inc. (The)(1)	490	11,716
Jos. A. Bank Clothiers Inc.(1)	496	23,783
Kenneth Cole Productions Inc. Class A	326	9,030
Kohl’s Corp.(1)	9,519	504,602
Krispy Kreme Doughnuts Inc.(1)(2)	839	7,534
Limited Brands Inc.	10,803	264,241
Longs Drug Stores Corp.	850	39,338
Lowe’s Companies Inc.	24,113	1,553,842
MarineMax Inc.(1)	103	3,453
McCormick & Schmick’s Seafood Restaurants Inc.(1)	83	2,114
Men’s Wearhouse Inc. (The)	1,519	54,593
Michaels Stores Inc.	4,281	160,880
Morton’s Restaurant Group Inc.(1)	77	1,338
Movie Gallery Inc.(2)	654	1,975
MSC Industrial Direct Co. Inc. Class A	1,438	77,681
New York & Co. Inc.(1)	532	7,948
99 Cents Only Stores(1)	412	5,587
Nordstrom Inc.	6,807	266,698
Nu Skin Enterprises Inc. Class A	1,827	32,027
O’Charley’s Inc.(1)	118	2,178
O’Reilly Automotive Inc.(1)	3,156	115,383
Outback Steakhouse Inc.(2)	1,801	79,244
P.F. Chang’s China Bistro Inc.(1)(2)	823	40,566
Pacific Sunwear of California Inc.(1)	2,377	52,674
Panera Bread Co. Class A(1)	858	64,504
Pantry Inc. (The)(1)	545	34,003
Papa John’s International Inc.(1)	423	13,879
Penney (J.C.) Co. Inc.	2,175	131,392
Pep Boys-Manny, Moe & Jack Inc.	378	5,712
PETCO Animal Supplies Inc.(1)	1,888	44,500
PetSmart Inc.	4,503	126,714
Pier 1 Imports Inc.	736	8,545
RadioShack Corp.	4,168	80,151
Rare Hospitality International Inc.(1)	1,019	35,492
Red Robin Gourmet Burgers Inc.(1)(2)	406	19,163
Regis Corp.	348	11,999
Restoration Hardware Inc.(1)	1,145	6,515
Ross Stores Inc.	4,638	135,383
Ruby Tuesday Inc.(2)	1,791	57,455
Rush Enterprises Inc. Class A(1)	712	12,517
Ruth’s Chris Steak House(1)	324	7,714
Saks Inc.(1)	600	11,580
School Specialty Inc.(1)	237	8,177
Sears Holdings Corp.(1)	1,442	190,690
Select Comfort Corp.(1)	1,148	45,403
Sharper Image Corp.(1)	33	423
Sonic Corp.(1)	1,867	65,588
Sports Authority Inc. (The)(1)	134	4,945
Stage Stores Inc.	23	684
Staples Inc.	22,913	584,740

Starbucks Corp.(1)	24,282	913,974
Steak n Shake Co. (The)(1)	748	15,783
Stein Mart Inc.	714	12,438
Talbots Inc. (The)	632	16,982
Target Corp.	27,574	1,434,124
Texas Roadhouse Inc. Class A(1)	1,348	23,037
Tiffany & Co.	1,761	66,108
TJX Companies Inc.	14,939	370,786
Too Inc.(1)	91	3,126
Tractor Supply Co.(1)	1,002	66,473
Triarc Companies Inc. Class B	1,404	24,542
Tuesday Morning Corp.	854	19,719
Under Armour Inc. Class A(1)	187	6,059
Urban Outfitters Inc.(1)	3,358	82,405
Walgreen Co.	31,846	1,373,518
Wal-Mart Stores Inc.	78,454	3,706,167
Wendy’s International Inc.	1,858	115,307
West Marine Inc.(1)	199	2,987
Wet Seal Inc. Class A(1)	1,125	7,481
Williams-Sonoma Inc.(1)	3,614	153,234
Wilsons The Leather Experts Inc.(1)	935	3,647
World Fuel Services Corp.	834	33,727
Yum! Brands Inc.	9,006	440,033
Zumiez Inc.(1)	64	3,910

		22,074,007
SAVINGS & LOANS—0.27%
Berkshire Hills Bancorp Inc.	13	454
BFC Financial Corp. Class A(1)	107	701
Charter Financial Corp.	87	3,311
Commercial Capital Bancorp Inc.	203	2,854
Fidelity Bankshares Inc.	210	7,062
Golden West Financial Corp.	3,282	222,848
Harbor Florida Bancshares Inc.(2)	453	17,155
Hudson City Bancorp Inc.	18,544	246,450
Investors Bancorp Inc.(1)	460	6,412
NASB Financial Inc.	97	3,323
NewAlliance Bancshares Inc.	1,885	27,201
OceanFirst Financial Corp.	35	858
People’s Bank	1,838	60,195
PFF Bancorp Inc.	86	2,899
Rockville Financial Inc.(1)	17	244
Sound Federal Bancorp Inc.	130	2,677
United Financial Bancorp Inc.	34	409
Wauwatosa Holdings Inc.(1)	107	1,455
Westfield Financial Inc.	116	2,865

		609,373
SEMICONDUCTORS—5.39%
Actel Corp.(1)	20	319
ADE Corp.(1)	279	8,543
Advanced Analogic Technologies Inc.(1)	31	353
Advanced Micro Devices Inc.(1)	7,843	260,074
Agere Systems Inc.(1)	5,562	83,652
Altera Corp.(1)	11,583	239,073
AMIS Holdings Inc.(1)	1,043	9,450
Amkor Technology Inc.(1)	1,871	16,165
Analog Devices Inc.	11,482	439,646
Applied Materials Inc.	51,890	908,594
Applied Micro Circuits Corp.(1)	4,047	16,471
Atmel Corp.(1)	8,022	37,864
ATMI Inc.(1)	1,136	34,307
Broadcom Corp. Class A(1)	12,919	557,584

Brooks Automation Inc.(1)	1,469	20,919
Cabot Microelectronics Corp.(1)(2)	653	24,226
Cirrus Logic Inc.(1)	2,511	21,293
Cohu Inc.	128	2,716
Credence Systems Corp.(1)	1,122	8,235
Cree Inc.(1)	2,406	78,941
Cypress Semiconductor Corp.(1)	4,244	71,936
Diodes Inc.(1)	516	21,414
DSP Group Inc.(1)	745	21,612
EMCORE Corp.(1)	999	10,210
Emulex Corp.(1)	2,499	42,708
Entegris Inc.(1)	307	3,266
Exar Corp.(1)	298	4,255
Fairchild Semiconductor International Inc. Class A(1)	861	16,419
FormFactor Inc.(1)	1,176	46,240
Freescale Semiconductor Inc. Class B(1)	1,503	41,738
Genesis Microchip Inc.(1)	607	10,343
Hittite Microwave Corp.(1)	60	2,023
Ikanos Communications Inc.(1)	133	2,621
Integrated Device Technology Inc.(1)	3,435	51,044
Intel Corp.	181,544	3,512,876
International Rectifier Corp.(1)	1,762	73,000
Intersil Corp. Class A	1,927	55,729
IXYS Corp.(1)	967	8,916
KLA-Tencor Corp.	6,122	296,060
Kulicke & Soffa Industries Inc.(1)	1,357	12,946
Lam Research Corp.(1)	4,275	183,825
Lattice Semiconductor Corp.(1)	1,355	9,024
Leadis Technology Inc.(1)	15	85
Linear Technology Corp.	9,527	334,207
LSI Logic Corp.(1)	4,335	50,113
Mattson Technology Inc.(1)	1,155	13,860
Maxim Integrated Products Inc.	10,193	378,670
MEMC Electronic Materials Inc.(1)	4,344	160,380
Micrel Inc.(1)	1,858	27,536
Microchip Technology Inc.	6,516	236,531
Micron Technology Inc.(1)	9,903	145,772
Microsemi Corp.(1)	2,031	59,122
Microtune Inc.(1)	1,232	6,431
MIPS Technologies Inc. Class A(1)	1,484	11,071
Monolithic Power Systems Inc.(1)	522	9,730
National Semiconductor Corp.	10,901	303,484
NetLogic Microsystems Inc.(1)	288	11,868
Novellus Systems Inc.(1)	2,032	48,768
NVIDIA Corp.(1)	5,268	301,646
OmniVision Technologies Inc.(1)(2)	1,586	47,897
ON Semiconductor Corp.(1)	5,424	39,378
Pericom Semiconductor Corp.(1)	249	2,455
Photronics Inc.(1)	507	9,511
Pixelworks Inc.(1)	702	3,489
PLX Technology Inc.(1)	613	7,693
PMC-Sierra Inc.(1)	5,521	67,853
PortalPlayer Inc.(1)	505	11,226
Power Integrations Inc.(1)	843	20,890
QLogic Corp.(1)	5,022	97,176
Rambus Inc.(1)	2,071	81,473
Rudolph Technologies Inc.(1)	541	9,224
Semitool Inc.(1)	89	1,012
Semtech Corp.(1)	2,403	42,990
SigmaTel Inc.(1)	1,053	9,203
Silicon Image Inc.(1)	2,299	23,703
Silicon Laboratories Inc.(1)	1,340	73,633

SiRF Technology Holdings Inc.(1)	1,108	39,234
Skyworks Solutions Inc.(1)	2,341	15,895
Spansion Inc. Class A(1)	836	12,373
Standard Microsystems Corp.(1)	243	6,313
Supertex Inc.(1)	319	12,001
Teradyne Inc.(1)	4,168	64,646
Tessera Technologies Inc.(1)	1,392	44,655
Texas Instruments Inc.	51,751	1,680,355
TranSwitch Corp.(1)	3,282	8,533
TriQuint Semiconductor Inc.(1)	434	2,135
Ultratech Inc.(1)	633	15,496
Varian Semiconductor Equipment Associates Inc.(1)	1,750	49,140
Veeco Instruments Inc.(1)	540	12,609
Virage Logic Corp.(1)	321	3,464
Vitesse Semiconductor Corp.(1)	4,436	15,881
Volterra Semiconductor Corp.(1)	399	7,617
Xilinx Inc.	10,846	276,139
Zoran Corp.(1)	537	11,750

		12,192,946
SOFTWARE—7.46%
Activision Inc.(1)	7,538	103,949
Acxiom Corp.	2,815	72,740
Adobe Systems Inc.(1)	18,474	645,112
Advent Software Inc.(1)	715	20,320
Allscripts Healthcare Solutions Inc.(1)	1,239	22,686
Altiris Inc.(1)	733	16,133
AMICAS Inc.(1)	328	1,548
ANSYS Inc.(1)	1,021	55,287
Aspen Technology Inc.(1)	1,228	15,534
Autodesk Inc.(1)	7,118	274,185
Automatic Data Processing Inc.	18,185	830,691
Avid Technology Inc.(1)	1,242	53,977
BEA Systems Inc.(1)	728	9,559
Blackbaud Inc.	397	8,412
Blackboard Inc.(1)	593	16,847
BMC Software Inc.(1)	3,002	65,023
Bottomline Technologies Inc.(1)	434	5,959
CA Inc.	10,476	285,052
Cerner Corp.(1)	1,954	92,717
Citrix Systems Inc.(1)	5,518	209,132
Computer Programs & Systems Inc.	210	10,500
Compuware Corp.(1)	5,360	41,969
Concur Technologies Inc.(1)	947	17,548
CSG Systems International Inc.(1)	749	17,422
Dendrite International Inc.(1)	1,340	18,291
Digi International Inc.(1)	711	8,297
Dun & Bradstreet Corp.(1)	2,131	163,405
Eclipsys Corp.(1)	1,202	28,379
eFunds Corp.(1)	1,008	26,047
Electronic Arts Inc.(1)	9,575	523,944
Emageon Inc.(1)	517	8,784
Epicor Software Corp.(1)	1,572	21,112
EPIQ Systems Inc.(1)	32	608
Fair Isaac Corp.	1,560	61,807
FalconStor Software Inc.(1)	613	5,793
Fidelity National Information Services Inc.	5,443	220,714
FileNET Corp.(1)	1,240	33,505
First Data Corp.	24,239	1,134,870
Fiserv Inc.(1)	5,709	242,918
Global Payments Inc.	2,074	109,943
Hyperion Solutions Corp.(1)	1,915	62,429

IMS Health Inc.	6,148	158,434
Infocrossing Inc.(1)	654	7,881
Informatica Corp.(1)	2,843	44,209
infoUSA Inc.	1,051	13,642
InPhonic Inc.(1)(2)	616	4,306
Inter-Tel Inc.	234	5,017
InterVideo Inc.(1)	411	4,463
Intuit Inc.(1)	4,849	257,918
Keane Inc.(1)	90	1,418
Majesco Holdings Inc.(1)	842	1,162
ManTech International Corp. Class A(1)	455	15,115
MapInfo Corp.(1)	647	9,071
Microsoft Corp.	288,488	7,849,758
MicroStrategy Inc. Class A(1)	426	44,854
Midway Games Inc.(1)	652	6,011
MoneyGram International Inc.	2,248	69,059
MRO Software Inc.(1)	98	1,564
NAVTEQ Corp.(1)	2,815	142,580
Nuance Communications Inc.(1)(2)	2,337	27,600
Open Solutions Inc.(1)	563	15,376
Oracle Corp.(1)	121,961	1,669,646
Packeteer Inc.(1)	927	10,753
Parametric Technology Corp.(1)	3,512	57,351
PDF Solutions Inc.(1)	551	10,425
Per-Se Technologies Inc.(1)(2)	635	16,929
Phase Forward Inc.(1)	858	9,558
Phoenix Technologies Ltd.(1)	761	5,160
Pixar Inc.(1)	1,686	108,140
Progress Software Corp.(1)	1,285	37,381
QAD Inc.	113	845
Quality Systems Inc.	518	17,146
Quest Software Inc.(1)	1,800	30,060
Red Hat Inc.(1)	5,463	152,855
Renaissance Learning Inc.	200	3,600
Salesforce.com Inc.(1)	2,176	79,054
Schawk Inc.	185	4,812
SeaChange International Inc.(1)	651	5,058
SEI Investments Co.	2,000	81,060
SPSS Inc.(1)	523	16,558
SSA Global Technologies Inc.(1)	99	1,587
Take-Two Interactive Software Inc.(1)	1,804	33,663
Taleo Corp. Class A(1)	146	1,905
THQ Inc.(1)	1,651	42,744
Total System Services Inc.	1,259	25,079
Transaction Systems Architects Inc. Class A(1)	1,138	35,517
Trident Microsystems Inc.(1)	1,686	48,995
Ulticom Inc.(1)	11	118
Ultimate Software Group Inc.(1)	715	18,483
Unica Corp.(1)	206	2,388
VeriFone Holdings Inc.(1)	577	17,477
Verint Systems Inc.(1)	436	15,421
Wind River Systems Inc.(1)	2,196	27,340
Witness Systems Inc.(1)	986	25,044

		16,854,738
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(1)	1,046	32,342

		32,342
TELECOMMUNICATIONS—5.62%
ADTRAN Inc.	2,077	54,376
Aeroflex Inc.(1)	303	4,160
Airspan Networks Inc.(1)	512	3,456

Alaska Communications Systems Group Inc.	295	3,578
Alltel Corp.	1,485	96,154
American Tower Corp. Class A(1)	12,214	370,328
Andrew Corp.(1)	1,199	14,724
Anixter International Inc.	446	21,310
Applied Signal Technology Inc.	291	5,771
Arris Group Inc.(1)	3,241	44,596
Atheros Communications Inc.(1)	1,009	26,426
Avaya Inc.(1)	10,724	121,181
Cbeyond Communications Inc.(1)	109	1,924
C-COR Inc.(1)	1,202	10,505
Centennial Communications Corp.	448	3,284
Cisco Systems Inc.(1)	201,362	4,363,515
Commonwealth Telephone Enterprises Inc.	402	13,849
CommScope Inc.(1)	683	19,500
Comtech Telecommunications Corp.(1)	654	19,077
Comverse Technology Inc.(1)	5,565	130,944
Consolidated Communications Holdings Inc.	182	2,961
Corning Inc.(1)	47,451	1,276,906
Crown Castle International Corp.(1)	4,489	127,263
Ditech Communications Corp.(1)	683	7,137
Dobson Communications Corp. Class A(1)(2)	4,580	36,732
Endwave Corp.(1)	136	1,998
Essex Corp.(1)	575	12,662
Extreme Networks Inc.(1)	2,499	12,545
Finisar Corp.(1)	3,434	16,998
Foundry Networks Inc.(1)	2,505	45,491
Glenayre Technologies Inc.(1)	500	2,625
GlobeTel Communications Corp.(1)(2)	1,364	3,396
Golden Telecom Inc.	435	13,072
Harmonic Inc.(1)	2,404	15,313
Harris Corp.	3,503	165,657
Hungarian Telephone and Cable Corp.(1)	231	3,701
Hypercom Corp.(1)	1,377	12,806
InterDigital Communications Corp.(1)	1,690	41,439
Intrado Inc.(1)	367	9,535
Ixia(1)	1,061	15,130
JDS Uniphase Corp.(1)	24,555	102,394
Juniper Networks Inc.(1)	12,317	235,501
Motorola Inc.	61,142	1,400,763
MRV Communications Inc.(1)(2)	2,597	10,648
NETGEAR Inc.(1)	931	17,698
NeuStar Inc. Class A(1)	325	10,075
Newport Corp.(1)	30	566
Nextel Partners Inc. Class A(1)	5,137	145,480
NII Holdings Inc. Class B(1)	3,846	226,799
North Pittsburgh Systems Inc.	518	12,090
Novatel Wireless Inc.(1)(2)	1,080	9,666
NTELOS Holdings Corp.(1)	69	967
PanAmSat Holding Corp.	661	16,406
Plantronics Inc.	1,475	52,259
Polycom Inc.(1)	1,449	31,414
Premiere Global Services Inc.(1)	2,398	19,304
QUALCOMM Inc.	50,876	2,574,834
RF Micro Devices Inc.(1)	725	6,271
SafeNet Inc.(1)(2)	395	10,460
SBA Communications Corp.(1)	2,267	53,070
Shenandoah Telecommunications Co.	20	900
Sonus Networks Inc.(1)	7,880	43,182
SpectraLink Corp.	531	6,664
Sprint Nextel Corp.	15,080	389,667
Symmetricom Inc.(1)	1,489	12,731
Syniverse Holdings Inc.(1)	533	8,421

Tekelec(1)	1,550	21,437
Telephone & Data Systems Inc.	446	17,590
Telkonet Inc.(1)(2)	1,366	5,806
Terayon Communication Systems Inc.(1)	3,128	5,724
UbiquiTel Inc.(1)	2,522	25,472
United States Cellular Corp.(1)	134	7,954
UTStarcom Inc.(1)	1,775	11,165
Valor Communications Group Inc.	659	8,672
Viasat Inc.(1)	617	17,677
West Corp.(1)	613	27,377
Westell Technologies Inc. Class A(1)	1,690	6,878
Wireless Facilities Inc.(1)	715	2,874

		12,708,881
TEXTILES—0.09%
Cintas Corp.	4,332	184,630
Innovo Group Inc.(1)	1,497	1,105
Mohawk Industries Inc.(1)	363	29,301

		215,036
TOYS, GAMES & HOBBIES—0.04%
JAKKS Pacific Inc.(1)	108	2,888
LeapFrog Enterprises Inc.(1)	117	1,243
Marvel Entertainment Inc.(1)	1,963	39,496
Mattel Inc.	1,555	28,192
RC2 Corp.(1)	244	9,714

		81,533
TRANSPORTATION—1.74%
ABX Air Inc.(1)	815	5,550
Arkansas Best Corp.	60	2,347
CH Robinson Worldwide Inc.	5,304	260,373
CNF Inc.	1,644	82,101
Covenant Transport Inc. Class A(1)	26	380
Dynamex Inc.(1)	399	7,709
EGL Inc.(1)	607	27,315
Expeditors International Washington Inc.	3,334	288,024
FedEx Corp.	9,399	1,061,523
Florida East Coast Industries Inc.	1,012	54,547
Forward Air Corp.	867	32,330
Genesee & Wyoming Inc. Class A(1)	1,035	31,754
Heartland Express Inc.	1,456	31,726
Horizon Lines Inc. Class A	196	2,540
Hub Group Inc. Class A(1)	578	26,345
Hunt (J.B.) Transport Services Inc.	3,703	79,763
Kansas City Southern Industries Inc.(1)	1,152	28,454
Kirby Corp.(1)	655	44,612
Knight Transportation Inc.(2)	1,867	36,873
Landstar System Inc.	1,832	80,828
Maritrans Inc.	276	6,743
Norfolk Southern Corp.	1,876	101,435
Old Dominion Freight Line Inc.(1)	893	24,066
P.A.M. Transportation Services Inc.(1)	45	1,109
Pacer International Inc.	1,185	38,726
RailAmerica Inc.(1)	414	4,413
Ryder System Inc.	665	29,779
SIRVA Inc.(1)	607	5,178
Swift Transportation Co. Inc.(1)	522	11,343
U.S. Xpress Enterprises Inc. Class A(1)	130	2,531
United Parcel Service Inc. Class B	19,123	1,517,984
Universal Truckload Services Inc.(1)	191	4,785
USA Truck Inc.(1)	35	862
Werner Enterprises Inc.	328	6,025

		3,940,073

TRUCKING & LEASING—0.01%
AMERCO(1)	81	8,017
Greenbrier Companies Inc. (The)	223	8,931
TAL International Group Inc.(1)	185	4,460

		21,408
WATER—0.01%
Aqua America Inc.	438	12,185
Connecticut Water Service Inc.	71	1,862
SJW Corp.	36	967

		15,014

TOTAL COMMON STOCKS (Cost: $212,763,743)		225,886,778

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.67%
CERTIFICATES OF DEPOSIT(4)—0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$9,326	9,326
Washington Mutual Bank
4.79%, 05/10/06	9,326	9,326
Wells Fargo Bank N.A.
4.78%, 12/05/06	14,922	14,922

		33,574
COMMERCIAL PAPER(4) – 0.13%
Amstel Funding Corp.
4.40%, 05/08/06	9,326	9,287
Aspen Funding Corp.
4.90%, 04/03/06	3,171	3,171
Barton Capital Corp.
4.73%, 05/10/06	7,461	7,425
Bryant Park Funding LLC
4.72%, 04/18/06	10,022	10,002
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	4,663	4,653
CC USA Inc.
4.23%, 04/21/06	5,596	5,584
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	46,632	46,541
Ebury Finance Ltd.
4.79%, 05/10/06	4,663	4,640
Edison Asset Securitization LLC
4.37%, 05/08/06	9,326	9,287
Galaxy Funding Inc.
4.23%, 04/18/06	5,353	5,344
Giro Funding Corp.
4.76%, 04/24/06	4,663	4,650
Grampian Funding LLC
4.41%, 05/15/06	9,326	9,278
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	26,234	26,163
Liberty Street Funding Corp.
4.73%, 04/18/06	4,663	4,654

Mont Blanc Capital Corp.
4.73%, 04/20/06	27,979	27,917
Nordea North America Inc.
4.16%, 04/04/06	19,585	19,583
Park Granada LLC
4.75%, 05/05/06	8,073	8,039
Sigma Finance Inc.
4.16%, 04/06/06	11,192	11,188
Solitaire Funding Ltd.
4.75%, 05/10/06	5,596	5,568
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	37,943	37,866
Thunder Bay Funding Inc.
4.76%, 04/18/06	9,204	9,185
Tulip Funding Corp.
4.80%, 04/28/06	18,653	18,591

		288,616
MEDIUM-TERM NOTES(4)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	5,782	5,782
K2 USA LLC
3.94%, 07/07/06	11,192	11,191
Marshall & Ilsley Bank
5.18%, 12/15/06	18,653	18,698
Sigma Finance Inc.
5.13%, 03/30/07	6,528	6,528
Toronto-Dominion Bank
3.81%, 06/20/06	23,316	23,316
US Bank N.A.
2.85%, 11/15/06	3,731	3,688

		69,203
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(5)(6)	184,928	184,928

		184,928
REPURCHASE AGREEMENTS(4)—0.09%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $27,991 (collateralized by non-U.S. Government debt securities, value $30,855, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$27,979	27,979
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $46,651 (collateralized by non-U.S. Government debt securities, value $48,982, 3.82% to 6.58%, 4/21/34 to 11/20/35).	46,632	46,632
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $46,651 (collateralized by U.S. Government obligations, value $47,477, 4.50% to 5.00%, 4/1/34 to 3/1/36).	46,632	46,632

Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $37,321 (collateralized by non-U.S. Government debt securities, value $39,269, 0.00% to 10.00%, 1/1/08 to 1/1/10).	37,305	37,305
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $18,661 (collateralized by U.S. Government obligations, value $19,074, 4.76% to 5.80%, 9/1/15 to 2/1/36).	18,653	18,653
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $18,661 (collateralized by non-U.S. Government debt securities, value $19,311, 0.00% to 6.91%, 4/3/06 to 3/15/32).	18,653	18,653

		195,854
TIME DEPOSITS(4)—0.03%
Fifth Third Bank
4.84%, 04/03/06	20,955	20,955
Societe Generale
4.85%, 04/03/06	18,653	18,653
UBS AG
4.88%, 04/03/06	37,305	37,305

		76,913
VARIABLE & FLOATING RATE NOTES(4)—0.29%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(7)	43,088	43,094
American Express Bank
4.74%, 07/19/06	4,663	4,663
American Express Centurion Bank
4.78%, 06/29/06	7,461	7,461
American Express Credit Corp.
4.76%, 02/05/07	5,596	5,600
ASIF Global Financing
4.95%, 05/30/06(7)	35,440	35,449
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	12,124	12,124
Beta Finance Inc.
4.77%, 05/25/06(7)	13,057	13,057
BMW US Capital LLC
4.72%, 04/16/07(7)	18,653	18,653
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	1,492	1,492
CC USA Inc.
4.77%, 05/25/06(7)	10,259	10,259
Commodore CDO Ltd.
4.97%, 12/12/06(7)	4,663	4,663
DEPFA Bank PLC
4.92%, 03/15/07	18,653	18,653
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	18,653	18,653
Fifth Third Bancorp.
4.78%, 01/23/07(7)	37,305	37,305
General Electric Capital Corp.
4.79%, 04/09/07	8,394	8,400
Hartford Life Global Funding Trusts
4.77%, 02/15/07	18,653	18,653
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	18,653	18,653
Leafs LLC
4.78%, 01/22/07 - 02/20/07(7)	19,525	19,525

Marshall & Ilsley Bank
4.73%, 02/15/07	10,259	10,259
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	27,979	27,979
Natexis Banques Populaires
4.73%, 04/13/07(7)	13,990	13,990
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(7)	50,362	50,364
Northern Rock PLC
4.68%, 02/02/07(7)	22,383	22,384
Permanent Financing PLC
4.66%, 06/12/06(7)	16,228	16,228
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	18,653	18,653
Principal Life Income Funding Trusts
4.70%, 05/10/06	13,990	13,990
Sedna Finance Inc.
4.75%, 09/20/06(7)	5,596	5,596
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	18,653	18,653
Strips III LLC
4.86%, 07/24/06(7)	4,703	4,703
SunTrust Bank
4.62%, 04/28/06	27,979	27,979
Toyota Motor Credit Corp.
4.81%, 04/10/06	8,394	8,394
UniCredito Italiano SpA
4.84%, 06/14/06	24,249	24,247
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	18,653	18,653
US Bank N.A.
4.75%, 09/29/06	8,394	8,393
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	34,087	34,087
Wells Fargo & Co.
4.74%, 03/15/07(7)	9,326	9,327
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(7)	9,326	9,326
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(7)	11,192	11,191
Wind Master Trust
4.82%, 08/25/06(7)	1,931	1,931
Winston Funding Ltd.
4.68%, 04/23/06(7)	13,318	13,318

		666,002

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,515,090)		1,515,090

TOTAL INVESTMENTS IN SECURITIES – 100.59% (Cost: $214,278,833)		227,401,868
Other Assets, Less Liabilities – (0.59)%		(1,343,667)

NET ASSETS – 100.00%		$226,058,201

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—99.79%
ADVERTISING—0.03%
Catalina Marketing Corp.	1,190	$27,489
Clear Channel Outdoor Holdings Inc. Class A(1)	718	16,837
Interpublic Group of Companies Inc.(1)	3,527	33,718
Lamar Advertising Co.(1)	893	46,990
ValueVision Media Inc. Class A(1)	568	7,259

		132,293
AEROSPACE & DEFENSE—1.13%
AAR Corp.(1)	800	22,785
Alliant Techsystems Inc.(1)	659	50,855
Armor Holdings Inc.(1)	2,033	118,504
Curtiss-Wright Corp.	1,216	80,499
DRS Technologies Inc.	923	50,645
Esterline Technologies Corp.(1)	1,529	65,365
General Dynamics Corp.	24,475	1,565,909
HEICO Corp.	329	10,426
Herley Industries Inc.(1)	825	17,226
K&F Industries Holdings Inc.(1)	388	6,441
Kaman Corp.	1,432	36,029
L-3 Communications Holdings Inc.	3,048	261,488
Moog Inc. Class A(1)	2,000	70,980
Northrop Grumman Corp.	21,931	1,497,668
Orbital Sciences Corp.(1)	2,407	38,079
Raytheon Co.	21,499	985,514
Sequa Corp. Class A(1)	373	36,479
Teledyne Technologies Inc.(1)	225	8,010
Triumph Group Inc.(1)	964	42,667

		4,965,569
AGRICULTURE—1.84%
Alliance One International Inc.	5,107	24,820
Altria Group Inc.	75,336	5,338,309
Andersons Inc.	395	30,901
Archer-Daniels-Midland Co.	40,100	1,349,365
Delta & Pine Land Co.	818	24,671
Loews Corp. - Carolina Group	4,195	198,298
Monsanto Co.	3,551	300,947
Reynolds American Inc.	5,207	549,338
Universal Corp.	1,564	57,508
UST Inc.	4,823	200,637
Vector Group Ltd.	1,837	35,013

		8,109,807
AIRLINES—0.14%
Alaska Air Group Inc.(1)	2,071	73,417
Frontier Airlines Inc.(1)	1,714	13,198
MAIR Holdings Inc.(1)	618	2,892
Mesa Air Group Inc.(1)	1,256	14,369
Republic Airways Holdings Inc.(1)	801	11,863

SkyWest Inc.	2,429	71,097
Southwest Airlines Co.	24,438	439,640

		626,476
APPAREL—0.31%
Columbia Sportswear Co.(1)	732	39,038
Crocs Inc.(1)	202	5,080
Deckers Outdoor Corp.(1)	101	4,095
Gymboree Corp.(1)	1,161	30,232
Hartmarx Corp.(1)	1,954	17,410
Jones Apparel Group Inc.	7,008	247,873
Kellwood Co.	1,683	52,829
K-Swiss Inc. Class A	236	7,113
Liz Claiborne Inc.	6,732	275,877
Maidenform Brands Inc.(1)	386	4,250
Oxford Industries Inc.	283	14,470
Perry Ellis International Inc.(1)	529	11,971
Phillips-Van Heusen Corp.	275	10,508
Polo Ralph Lauren Corp.	2,571	155,828
Russell Corp.	1,953	26,951
Skechers U.S.A. Inc. Class A(1)	1,098	27,373
Steven Madden Ltd.	810	28,755
Stride Rite Corp.	2,293	33,203
VF Corp.	5,363	305,155
Volcom Inc.(1)	167	5,934
Warnaco Group Inc. (The)(1)	1,232	29,568
Weyco Group Inc.	322	7,245
Wolverine World Wide Inc.	738	16,332

		1,357,090
AUTO MANUFACTURERS—0.22%
Ford Motor Co.	108,089	860,388
PACCAR Inc.	1,380	97,262

		957,650
AUTO PARTS & EQUIPMENT—0.41%
Accuride Corp.(1)	329	3,783
Aftermarket Technology Corp.(1)	1,279	28,918
American Axle & Manufacturing Holdings Inc.	2,621	44,898
ArvinMeritor Inc.	4,279	63,800
Autoliv Inc.	4,293	242,898
Bandag Inc.	685	28,681
BorgWarner Inc.	2,431	145,957
Commercial Vehicle Group Inc.(1)	668	12,832
Cooper Tire & Rubber Co.	3,902	55,955
Goodyear Tire & Rubber Co. (The)(1)	4,967	71,922
Hayes Lemmerz International Inc.(1)	2,816	7,688
Johnson Controls Inc.	9,533	723,841
Keystone Automotive Industries Inc.(1)	319	13,465
Lear Corp.(2)	4,101	72,711
Modine Manufacturing Co.	2,114	62,363
Noble International Ltd.	407	6,891
R & B Inc.(1)	528	5,412
Standard Motor Products Inc.	1,070	9,502
Strattec Security Corp.(1)	230	8,577
Superior Industries International Inc.(2)	1,348	26,097
Tenneco Inc.(1)	2,645	57,370
Titan International Inc.	940	16,224
TRW Automotive Holdings Corp.(1)	2,614	60,906
Visteon Corp.(1)	7,509	34,541

		1,805,232

BANKS—12.02%
Alabama National Bancorp	830	56,772
AMCORE Financial Inc.	1,344	42,497
AmericanWest Bancorporation(1)	670	17,735
Ameris Bancorp	689	16,026
AmSouth Bancorp	21,511	581,873
Arrow Financial Corp.	81	2,219
Associated Bancorp	8,417	286,010
Banc Corp. (The)(1)	796	9,433
BancFirst Corp.	479	20,884
Bancorp Inc. (The)(1)	705	17,308
BancorpSouth Inc.	4,856	116,593
BancTrust Financial Group Inc.	578	12,803
Bank Mutual Corp.	3,634	43,027
Bank of America Corp.	284,175	12,941,329
Bank of Granite Corp.	761	15,425
Bank of Hawaii Corp.	2,850	151,933
Bank of New York Co. Inc. (The)	47,426	1,709,233
BankFinancial Corp.(1)	1,086	17,289
Banner Corp.	667	22,678
BB&T Corp.	33,374	1,308,261
BOK Financial Corp.	1,423	67,664
Boston Private Financial Holdings Inc.	1,997	67,479
Camden National Corp.	387	14,861
Capital City Bank Group Inc.	790	28,085
Capital Corp of the West	514	18,874
Capital Crossing Bank(1)	214	6,818
Capitol Bancorp Ltd.	862	40,298
Cardinal Financial Corp.	975	13,192
Cathay General Bancorp	932	35,080
Centennial Bank Holdings Inc.(1)	2,642	30,911
Central Pacific Financial Corp.	1,850	67,932
Chemical Financial Corp.	1,542	49,822
Chittenden Corp.	2,816	81,580
Citizens & Northern Corp.	470	11,374
Citizens Banking Corp.	2,704	72,602
City Bank	467	21,734
City Holding Co.	926	34,068
City National Corp.	2,537	194,816
Colonial BancGroup Inc. (The)	9,536	238,400
Columbia Banking System Inc.	945	31,620
Comerica Inc.	10,225	592,743
Commerce Bancorp Inc.	1,274	46,692
Commerce Bancshares Inc.	3,882	200,583
Community Bancorp(1)	29	898
Community Bank System Inc.	1,844	41,177
Community Banks Inc.	645	18,357
Community Trust Bancorp Inc.	899	30,476
Compass Bancshares Inc.	7,613	385,294
Corus Bankshares Inc.(2)	261	15,514
Cullen/Frost Bankers Inc.	3,115	167,431
CVB Financial Corp.	771	13,184
EuroBancshares Inc.(1)	214	2,523
Farmers Capital Bank Corp.	339	10,719
Fifth Third Bancorp	26,934	1,060,122
Financial Institutions Inc.	571	10,786
First BanCorp (Puerto Rico)	3,769	46,585
First Bancorp Inc. (North Carolina)	664	14,860
First Charter Corp.	1,901	46,955
First Citizens BancShares Inc. Class A	378	72,954
First Commonwealth Financial Corp.	4,251	62,320
First Community Bancorp	1,011	58,294
First Community Bancshares Inc.(2)	586	18,740
First Financial Bancorp	2,101	34,961

First Financial Bankshares Inc.	1,024	39,219
First Financial Corp.	795	23,691
First Horizon National Corp.	7,634	317,956
First Indiana Corp.	849	23,687
First Merchants Corp.	1,109	29,411
First Midwest Bancorp Inc.	1,726	63,120
First Oak Brook Bancshares Inc. Class A	379	10,138
First Republic Bank	1,158	43,796
1st Source Corp.	728	21,825
First State Bancorp	742	19,708
FirstMerit Corp.	5,119	126,235
FNB Corp. (Pennsylvania)	3,424	58,550
FNB Corp. (Virginia)	429	14,577
Fremont General Corp.	3,952	85,205
Frontier Financial Corp.	1,093	36,113
Fulton Financial Corp.	10,236	176,059
GB&T Bancshares Inc.(2)	773	17,277
Glacier Bancorp Inc.	1,179	36,608
Gold Banc Corp Inc.	2,366	43,345
Great Southern Bancorp Inc.	328	9,473
Greater Bay Bancorp	3,115	86,410
Greene County Bancshares Inc.	548	16,007
Hancock Holding Co.	1,675	77,921
Hanmi Financial Corp.	1,671	30,178
Harleysville National Corp.	765	17,396
Heartland Financial USA Inc.	632	14,915
Heritage Commerce Corp.	256	6,400
Huntington Bancshares Inc.	15,837	382,147
IBERIABANK Corp.	582	32,924
Independent Bank Corp. (Massachusetts)	936	30,092
Independent Bank Corp. (Michigan)	1,108	31,523
Integra Bank Corp.	1,006	22,997
Interchange Financial Services Corp.	1,298	24,662
International Bancshares Corp.	2,797	80,358
Irwin Financial Corp.	1,161	22,442
KeyCorp	24,914	916,835
Lakeland Bancorp Inc.(2)	1,083	16,851
Lakeland Financial Corp.	355	16,596
M&T Bank Corp.	4,695	535,887
Main Street Banks Inc.	864	22,360
MainSource Financial Group Inc.	805	15,214
Marshall & Ilsley Corp.	13,871	604,498
MB Financial Inc.	784	27,754
MBT Financial Corp.	712	11,962
Mellon Financial Corp.	23,952	852,691
Mercantile Bank Corp.	130	5,083
Mercantile Bankshares Corp.	7,335	282,031
Mid-State Bancshares	1,445	42,526
Midwest Banc Holdings Inc.	581	15,071
National City Corp.	34,618	1,208,168
National Penn Bancshares Inc.	2,843	60,499
NBC Capital Corp.	416	9,539
NBT Bancorp Inc.	1,992	46,314
North Fork Bancorp Inc.	28,991	835,811
Northern Empire Bancshares(1)	304	7,676
Northern Trust Corp.	5,308	278,670
Old National Bancorp	4,245	91,862
Omega Financial Corp.	770	26,072
Oriental Financial Group Inc.	1,214	17,542
Pacific Capital Bancorp	1,443	48,831
Park National Corp.(2)	622	66,243
Peapack-Gladstone Financial Corp.	82	2,100
Peoples Bancorp Inc.	621	18,630

Placer Sierra Bancshares	311	8,879
PNC Financial Services Group	17,321	1,165,877
Popular Inc.	17,025	353,439
PremierWest Bancorp	350	6,475
Prosperity Bancshares Inc.	1,299	39,243
Provident Bankshares Corp.	1,999	72,864
R&G Financial Corp. Class B	1,636	20,712
Regions Financial Corp.	28,347	996,964
Renasant Corp.	615	22,718
Republic Bancorp Inc.	4,552	54,806
Republic Bancorp Inc. Class A	511	10,385
Royal Bancshares of Pennsylvania Class A	254	6,228
S&T Bancorp Inc.	1,263	46,201
Sandy Spring Bancorp Inc.	776	29,480
Santander BanCorp	392	9,957
SCBT Financial Corp.	524	18,382
Seacoast Banking Corp. of Florida	426	12,401
Security Bank Corp.	626	15,819
Sierra Bancorp	54	1,391
Signature Bank(1)	573	18,674
Simmons First National Corp. Class A	914	27,201
Sky Financial Group Inc.	5,903	156,429
South Financial Group Inc. (The)	4,220	110,353
Southside Bancshares Inc.	343	6,939
Southwest Bancorp Inc.	810	18,014
State Bancorp Inc.	511	7,813
State National Bancshares Inc.	210	5,722
State Street Corp.	14,322	865,478
Sterling Bancorp	974	20,064
Sterling Bancshares Inc.	2,744	49,529
Sterling Financial Corp. (Pennsylvania)	1,551	33,874
Summit Bancshares Inc.	326	6,282
Summit Financial Group Inc.	276	5,559
Sun Bancorp Inc. (New Jersey)(1)	669	13,045
SunTrust Banks Inc.	22,075	1,606,177
Susquehanna Bancshares Inc.	2,837	73,109
SY Bancorp Inc.	406	10,727
Taylor Capital Group Inc.	281	11,012
TCF Financial Corp.	2,307	59,405
TD Banknorth Inc.	6,800	199,580
Texas Regional Bancshares Inc. Class A	2,317	68,334
Tompkins Trustco Inc.	414	19,934
TriCo Bancshares	746	21,127
Trustmark Corp.	2,899	91,724
U.S. Bancorp	111,880	3,412,340
UMB Financial Corp.	948	66,578
Umpqua Holdings Corp.	2,701	76,978
Union Bankshares Corp.	522	23,861
UnionBanCal Corp.	3,486	244,578
United Bancshares Inc.	2,167	82,931
United Community Banks Inc.	1,624	45,716
United Security Bancshares Inc.	34	911
USB Holding Co. Inc.	657	15,072
Valley National Bancorp	6,656	170,527
Virginia Financial Group Inc.	432	17,289
W Holding Co. Inc.	6,660	52,414
Wachovia Corp.	98,678	5,530,902
Washington Trust Bancorp Inc.	707	19,845
Webster Financial Corp.	3,300	159,918
Wells Fargo & Co.	92,584	5,913,340
WesBanco Inc.	1,375	45,114
West Coast Bancorp	961	26,860
Westamerica Bancorp	825	42,834

Western Alliance Bancorp(1)	184	6,836
Western Sierra Bancorp	298	13,511
Whitney Holding Corp.	3,716	131,769
Wilmington Trust Corp.	4,143	179,599
Wintrust Financial Corp.	193	11,227
Yardville National Bancorp	282	10,378
Zions Bancorporation	6,382	527,983

		52,852,024
BEVERAGES—0.89%
Anheuser-Busch Companies Inc.	17,995	769,646
Boston Beer Co. Inc. Class A(1)	123	3,199
Brown-Forman Corp. Class B	281	21,629
Coca-Cola Bottling Co. Consolidated	106	4,876
Coca-Cola Co. (The)	47,945	2,007,457
Coca-Cola Enterprises Inc.	18,522	376,737
Constellation Brands Inc.(1)	8,832	221,242
Farmer Brothers Co.	413	9,210
Molson Coors Brewing Co. Class B	2,892	198,449
National Beverage Corp.	263	3,043
Pepsi Bottling Group Inc.	6,471	196,654
PepsiAmericas Inc.	4,196	102,592

		3,914,734
BIOTECHNOLOGY—0.33%
Applera Corp. - Celera Genomics Group(1)	4,500	52,605
Arena Pharmaceuticals Inc.(1)	2,779	50,328
ArQule Inc.(1)	1,907	10,946
Biogen Idec Inc.(1)	11,452	539,389
Bio-Rad Laboratories Inc. Class A(1)	1,067	66,527
Cambrex Corp.	1,584	30,951
Cell Genesys Inc.(1)	673	5,371
Charles River Laboratories International Inc.(1)	2,372	116,275
Chiron Corp.(1)	399	18,278
Coley Pharmaceutical Group Inc.(1)	139	2,106
Diversa Corp.(1)	404	3,680
Enzon Pharmaceuticals Inc.(1)	1,034	8,375
Genomic Health Inc.(1)	52	539
Invitrogen Corp.(1)	1,546	108,421
Maxygen Inc.(1)	1,526	12,635
Millennium Pharmaceuticals Inc.(1)	9,316	94,185
Nanogen Inc.(1)(2)	2,995	9,045
Regeneron Pharmaceuticals Inc.(1)	2,122	35,289
Savient Pharmaceuticals Inc.(1)	3,687	19,652
Seattle Genetics Inc.(1)	674	3,478
Serologicals Corp.(1)	919	22,479
Vertex Pharmaceuticals Inc.(1)	6,671	244,092

		1,454,646
BUILDING MATERIALS—0.27%
Apogee Enterprises Inc.	1,380	23,294
Builders FirstSource Inc.(1)	481	10,924
Comfort Systems USA Inc.	2,567	34,654
Genlyte Group Inc. (The)(1)	1,184	80,678
Lafarge North America Inc.	2,116	177,744
Lennox International Inc.	1,010	30,159
LSI Industries Inc.	1,229	20,942
Martin Marietta Materials Inc.	503	53,836
Masco Corp.	5,474	177,850
Mestek Inc.(1)	135	1,698
NCI Building Systems Inc.(1)	455	27,195
Texas Industries Inc.	1,386	83,839
Universal Forest Products Inc.	1,000	63,490

USG Corp.(1)	2,278	216,319
Vulcan Materials Co.	2,123	183,958

		1,186,580
CHEMICALS—1.80%
Air Products & Chemicals Inc.	12,570	844,578
Airgas Inc.	3,490	136,424
Albemarle Corp.	2,227	100,994
Arch Chemicals Inc.	1,435	43,624
Ashland Inc.	4,006	284,746
Cabot Corp.	3,620	123,044
Celanese Corp. Class A	3,024	63,413
CF Industries Holdings Inc.	1,401	23,803
Chemtura Corp.	8,665	102,074
Cytec Industries Inc.	2,490	149,425
Dow Chemical Co. (The)	3,316	134,630
Du Pont (E.I.) de Nemours and Co.	46,764	1,973,908
Eastman Chemical Co.	4,947	253,187
Engelhard Corp.	7,250	287,172
Ferro Corp.	2,554	51,080
FMC Corp.	2,219	137,534
Fuller (H.B.) Co.	1,822	93,541
Georgia Gulf Corp.	1,028	26,718
Grace (W.R.) & Co.(1)	2,376	31,601
Hercules Inc.(1)	2,909	40,144
Huntsman Corp.(1)	3,678	70,985
Innospec Inc.	875	22,426
Lubrizol Corp.	4,157	178,127
Lyondell Chemical Co.	12,249	243,755
Minerals Technologies Inc.	1,251	73,071
Mosaic Co. (The)(1)	7,788	111,758
NewMarket Corp.	1,118	53,206
NL Industries Inc.	286	3,040
Olin Corp.	2,406	51,657
OM Group Inc.(1)	1,693	38,939
Pioneer Companies Inc.(1)	351	10,705
PolyOne Corp.(1)	5,584	52,043
PPG Industries Inc.	10,406	659,220
Praxair Inc.	2,500	137,875
Rockwood Holdings Inc.(1)	704	16,206
Rohm & Haas Co.	8,998	439,732
RPM International Inc.	7,273	130,478
Schulman (A.) Inc.	1,937	47,941
Sensient Technologies Corp.	2,957	53,374
Sigma-Aldrich Corp.	3,847	253,094
Spartech Corp.	2,037	48,888
Stepan Co.	382	11,288
Terra Industries Inc.(1)	5,679	40,037
Tronox Inc. Class B(1)	1,435	24,389
UAP Holding Corp.	734	15,781
Valhi Inc.	650	11,505
Valspar Corp. (The)	6,287	175,219
Wellman Inc.	2,018	12,834
Westlake Chemical Corp.	805	27,813

		7,917,026
COAL—0.08%
Arch Coal Inc.	2,766	210,050
CONSOL Energy Inc.	1,623	120,362
Foundation Coal Holdings Inc.	687	28,263
James River Coal Co.(1)	319	10,836

		369,511

COMMERCIAL SERVICES—1.08%
ABM Industries Inc.	2,389	45,797
ACE Cash Express Inc.(1)	686	17,075
ADESA Inc.	5,282	141,241
Albany Molecular Research Inc.(1)	1,446	14,691
Alderwoods Group Inc.(1)	2,446	43,783
Arbitron Inc.	540	18,263
Banta Corp.	1,509	78,438
BearingPoint Inc.(1)	11,173	94,859
Bowne & Co. Inc.	1,233	20,554
CBIZ Inc.(1)	3,830	30,640
CDI Corp.	339	9,753
Cendant Corp.	57,959	1,005,589
Central Parking Corp.	1,207	19,312
Clark Inc.	832	9,826
Coinmach Service Corp. Class A	497	4,672
Coinstar Inc.(1)	1,370	35,497
Consolidated Graphics Inc.(1)	124	6,463
Convergys Corp.(1)	8,789	160,048
Corrections Corp. of America(1)	795	35,934
CorVel Corp.(1)	132	2,907
Cross Country Healthcare Inc.(1)	1,481	28,672
Deluxe Corp.	3,056	79,976
Dollar Thrifty Automotive Group Inc.(1)	1,542	70,007
Donnelley (R.R.) & Sons Co.	12,882	421,499
Electro Rent Corp.(1)	1,074	18,258
Equifax Inc.	2,048	76,268
Exponent Inc.(1)	433	13,704
First Advantage Corp. Class A(1)	201	4,860
Forrester Research Inc.(1)	609	13,593
FTI Consulting Inc.(1)	2,092	59,685
Gartner Inc.(1)	519	7,240
Geo Group Inc. (The)(1)	595	19,837
Global Cash Access Inc.(1)	650	11,388
H&E Equipment Services Inc.(1)	361	10,512
HealthSpring Inc.(1)	267	4,969
Heartland Payment Systems Inc.(1)	448	11,097
Heidrick & Struggles International Inc.(1)	327	11,864
Hewitt Associates Inc. Class A(1)	994	29,562
Hooper Holmes Inc.	3,707	10,713
Hudson Highland Group Inc.(1)	163	3,087
Interactive Data Corp.	1,239	29,116
Kelly Services Inc. Class A	1,117	30,349
Kenexa Corp.(1)	249	7,657
Kforce Inc.(1)	484	6,171
Landauer Inc.	198	9,944
Laureate Education Inc.(1)	319	17,028
Live Nation Inc.(1)	2,549	50,572
Manpower Inc.	4,071	232,780
MAXIMUS Inc.	1,204	43,320
McKesson Corp.	10,991	572,961
Monro Muffler Brake Inc.	246	9,136
MPS Group Inc.(1)	4,029	61,644
NCO Group Inc.(1)	2,123	50,421
PAREXEL International Corp.(1)	1,227	32,442
PHH Corp.(1)	3,197	85,360
PRA International(1)	72	1,785
PRG-Schultz International Inc.(1)	991	604
Quanta Services Inc.(1)	7,252	116,177
Rent-A-Center Inc.(1)	1,521	38,922
Rent-Way Inc.(1)	648	4,672
Service Corp. International	19,146	149,339
ServiceMaster Co. (The)	7,087	92,981

Source Interlink Companies Inc.(1)	1,660	18,924
SOURCECORP Inc.(1)	1,017	24,520
Spherion Corp.(1)	1,682	17,493
StarTek Inc.	671	15,809
Stewart Enterprises Inc. Class A	6,484	37,024
TeleTech Holdings Inc.(1)(2)	568	6,310
United Rentals Inc.(1)	4,137	142,726
Valassis Communications Inc.(1)	885	25,992
Vertrue Inc.(1)	438	18,308
Viad Corp.	1,348	46,209
Volt Information Sciences Inc.(1)	479	14,638
Watson Wyatt Worldwide Inc.	1,215	39,585
Wright Express Corp.(1)	454	12,735

		4,765,787
COMPUTERS—2.56%
Advanced Digital Information Corp.(1)	3,839	33,706
Affiliated Computer Services Inc. Class A(1)	2,629	156,846
Agilysys Inc.	1,842	27,741
BISYS Group Inc. (The)(1)	4,324	58,288
Brocade Communications Systems Inc.(1)	15,696	104,849
Cadence Design Systems Inc.(1)	9,198	170,071
Catapult Communications Corp.(1)	267	3,551
Ceridian Corp.(1)	4,771	121,422
CIBER Inc.(1)	1,733	11,057
Computer Sciences Corp.(1)	11,582	643,380
Covansys Corp.(1)	1,572	27,023
Diebold Inc.	429	17,632
Dot Hill Systems Corp.(1)	2,580	18,318
Echelon Corp.(1)	1,762	16,633
Electronic Data Systems Corp.	24,218	649,769
Electronics For Imaging Inc.(1)	3,496	97,783
Hewlett-Packard Co.	176,730	5,814,417
Hutchinson Technology Inc.(1)	1,301	39,251
iGATE Corp.(1)	1,083	6,390
IHS Inc. Class A(1)	321	8,779
Imation Corp.	2,060	88,395
Integral Systems Inc.	628	16,950
Intergraph Corp.(1)	1,203	50,117
International Business Machines Corp.	15,078	1,243,483
Komag Inc.(1)	1,013	48,219
Magma Design Automation Inc.(1)	2,126	18,390
Manhattan Associates Inc.(1)	142	3,124
Maxtor Corp.(1)	1,085	10,373
McDATA Corp. Class A(1)	9,584	44,278
Mentor Graphics Corp.(1)	2,951	32,609
MTS Systems Corp.	394	16,481
NCR Corp.(1)	8,639	361,024
Ness Technologies Inc.(1)	762	9,594
NetScout Systems Inc.(1)	548	4,987
Palm Inc.(1)	4,731	109,570
Perot Systems Corp. Class A(1)	4,278	66,566
Quantum Corp.(1)	11,097	41,503
Rackable Systems Inc.(1)	211	11,151
RadiSys Corp.(1)	697	13,835
Reynolds & Reynolds Co. (The) Class A	3,456	98,150
SanDisk Corp.(1)	2,799	160,998
SI International Inc.(1)	160	5,624
Silicon Storage Technology Inc.(1)	3,804	16,662
Sun Microsystems Inc.(1)	85,794	440,123
Sykes Enterprises Inc.(1)	1,057	14,988
Synopsys Inc.(1)	7,186	160,607
TALX Corp.	354	10,082

Tyler Technologies Inc.(1)	855	9,405
Unisys Corp.(1)	20,041	138,082

		11,272,276
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co.	3,329	147,242
Chattem Inc.(1)	232	8,735
Colgate-Palmolive Co.	8,636	493,116
Elizabeth Arden Inc.(1)	901	21,011
Revlon Inc. Class A(1)	8,788	27,770

		697,874
DISTRIBUTION & WHOLESALE—0.27%
Bell Microproducts Inc.(1)	662	4,078
BlueLinx Holdings Inc.	247	3,952
Brightpoint Inc.(1)	1,735	53,889
Building Materials Holdings Corp.	1,243	44,301
Genuine Parts Co.	10,716	469,682
Grainger (W.W.) Inc.	3,867	291,378
Handleman Co.	1,374	13,190
Huttig Building Products Inc.(1)	493	4,590
Ingram Micro Inc. Class A(1)	3,984	79,680
MWI Veterinary Supply Inc.(1)	183	6,021
Owens & Minor Inc.	1,047	34,310
Tech Data Corp.(1)	2,550	94,120
United Stationers Inc.(1)	1,406	74,659

		1,173,850
DIVERSIFIED FINANCIAL SERVICES—11.48%
Accredited Home Lenders Holding Co.(1)(2)	362	18,527
Advanta Corp. Class B	1,135	41,847
AmeriCredit Corp.(1)(2)	4,580	140,743
Bear Stearns Companies Inc. (The)	7,293	1,011,539
Capital One Financial Corp.	13,092	1,054,168
CBOT Holdings Inc. Class A(1)(2)	155	18,507
CharterMac	2,441	49,552
CIT Group Inc.	12,216	653,800
Citigroup Inc.	317,468	14,994,014
Cohen & Steers Inc.	37	906
CompuCredit Corp.(1)	850	31,288
Countrywide Financial Corp.	32,959	1,209,595
Delta Financial Corp.	610	5,825
Doral Financial Corp.	4,596	53,084
E*TRADE Financial Corp.(1)	25,256	681,407
Edwards (A.G.) Inc.	4,747	236,685
Encore Capital Group Inc.(1)	134	1,976
eSpeed Inc.(1)	1,146	9,134
Federal Agricultural Mortgage Corp.(2)	648	19,064
Federal Home Loan Mortgage Corp.	42,033	2,564,013
Federal National Mortgage Association	59,088	3,037,123
Federated Investors Inc. Class B	443	17,299
Financial Federal Corp.	1,590	46,587
Friedman, Billings, Ramsey Group Inc. Class A	8,632	80,968
GAMCO Investors Inc. Class A	227	9,069
Goldman Sachs Group Inc. (The)	20,697	3,248,601
IndyMac Bancorp Inc.	1,829	74,861
IntercontinentalExchange Inc.(1)	720	49,716
Investment Technology Group Inc.(1)	2,432	121,114
Janus Capital Group Inc.	13,205	305,960
Jefferies Group Inc.	3,171	185,503
JP Morgan Chase & Co.	214,746	8,942,023
Knight Capital Group Inc. Class A(1)	6,646	92,579

LaBranche & Co. Inc.(1)(2)	3,443	54,434
Lehman Brothers Holdings Inc.	16,887	2,440,678
MarketAxess Holdings Inc.(1)	862	10,370
Marlin Business Services Corp.(1)	21	464
Merrill Lynch & Co. Inc.	57,534	4,531,378
Morgan Stanley	60,324	3,789,554
Nasdaq Stock Market Inc. (The)(1)	1,035	41,441
Ocwen Financial Corp.(1)	2,047	20,920
Piper Jaffray Companies Inc.(1)	1,241	68,255
Raymond James Financial Inc.	5,813	171,832
Sanders Morris Harris Group Inc.	685	10,987
Stifel Financial Corp.(1)	607	26,508
SWS Group Inc.	901	23,561
TD Ameritrade Holding Corp.	13,811	288,236
Thomas Weisel Partners Group Inc.(1)	230	5,037
Waddell & Reed Financial Inc. Class A	1,070	24,717

		50,515,449
ELECTRIC—5.33%
Allegheny Energy Inc.(1)	9,983	337,925
ALLETE Inc.	1,576	73,442
Alliant Energy Corp.	7,163	225,420
Ameren Corp.	11,867	591,214
American Electric Power Co. Inc.	23,473	798,551
Aquila Inc.(1)	23,234	92,704
Avista Corp.	3,014	62,239
Black Hills Corp.	2,012	68,408
CenterPoint Energy Inc.	19,021	226,921
Central Vermont Public Service Corp.	729	15,462
CH Energy Group Inc.	969	46,512
Cleco Corp.	3,036	67,794
CMS Energy Corp.(1)	13,425	173,854
Consolidated Edison Inc.	14,734	640,929
Constellation Energy Group Inc.	10,753	588,297
Dominion Resources Inc.	20,797	1,435,617
DPL Inc.	7,762	209,574
DTE Energy Co.	10,699	428,923
Duke Energy Corp.	75,279	2,194,383
Duquesne Light Holdings Inc.	4,668	77,022
Edison International	19,862	817,917
El Paso Electric Co.(1)	2,908	55,368
Empire District Electric Co. (The)	1,571	34,908
Energy East Corp.	9,122	221,665
Entergy Corp.	12,956	893,187
Exelon Corp.	40,818	2,159,272
FirstEnergy Corp.	20,039	979,907
FPL Group Inc.	24,007	963,641
Great Plains Energy Inc.	4,613	129,856
Hawaiian Electric Industries Inc.	4,769	129,383
IDACORP Inc.	2,567	83,479
ITC Holdings Corp.	801	21,026
MDU Resources Group Inc.	7,292	243,917
MGE Energy Inc.	964	31,986
Northeast Utilities	8,934	174,481
NorthWestern Corp.	2,166	67,449
NRG Energy Inc.(1)	8,342	377,225
NSTAR	6,579	188,225
OGE Energy Corp.	5,535	160,515
Otter Tail Corp.	1,772	50,839
Pepco Holdings Inc.	11,618	264,774
PG&E Corp.	20,960	815,344
Pike Electric Corp.(1)	851	17,880
Pinnacle West Capital Corp.	6,053	236,672

PNM Resources Inc.	4,264	104,042
PPL Corp.	23,204	682,198
Progress Energy Inc.	15,075	662,998
Public Service Enterprise Group Inc.	15,259	977,186
Puget Energy Inc.	7,085	150,060
Reliant Energy Inc.(1)	18,469	195,402
SCANA Corp.	6,983	274,013
Sierra Pacific Resources Corp.(1)	12,397	171,203
Southern Co. (The)	45,461	1,489,757
TECO Energy Inc.	12,750	205,530
UIL Holdings Corp.	889	46,539
UniSource Energy Corp.	2,162	65,941
Westar Energy Inc.	5,277	109,814
Wisconsin Energy Corp.	7,198	287,848
WPS Resources Corp.	2,472	121,672
Xcel Energy Inc.	24,304	441,118

		23,459,428
ELECTRICAL COMPONENTS & EQUIPMENT—0.24%
Artesyn Technologies Inc.(1)	480	5,256
Belden CDT Inc.	2,711	73,821
C&D Technologies Inc.	1,516	14,008
Emerson Electric Co.	4,156	347,566
Encore Wire Corp.(1)	1,042	35,303
Energizer Holdings Inc.(1)	713	37,789
EnerSys(1)	2,788	38,474
General Cable Corp.(1)	1,983	60,144
GrafTech International Ltd.(1)	3,229	19,697
Greatbatch Inc.(1)	208	4,557
Hubbell Inc. Class B	3,536	181,255
Littelfuse Inc.(1)	781	26,656
Molex Inc.	4,106	136,319
Powell Industries Inc.(1)	580	12,632
Power-One Inc.(1)	3,984	28,685
Superior Essex Inc.(1)	1,032	26,254
Valence Technology Inc.(1)(2)	2,261	5,630

		1,054,046
ELECTRONICS—0.68%
Agilent Technologies Inc.(1)	4,127	154,969
Analogic Corp.	834	55,211
Applera Corp. - Applied Biosystems Group	11,023	299,164
Arrow Electronics Inc.(1)	7,247	233,861
Avnet Inc.(1)	5,953	151,087
AVX Corp.	2,431	43,029
Badger Meter Inc.	129	7,350
Bel Fuse Inc. Class B	693	24,276
Benchmark Electronics Inc.(1)	1,218	46,710
Brady Corp. Class A	1,230	46,076
Checkpoint Systems Inc.(1)	2,279	61,260
Coherent Inc.(1)	1,882	66,077
CTS Corp.	1,311	17,541
Cubic Corp.	937	22,432
Cymer Inc.(1)	357	16,222
Electro Scientific Industries Inc.(1)	1,711	37,864
Excel Technology Inc.(1)	197	5,806
FEI Co.(1)	273	5,419
Fisher Scientific International Inc.(1)	3,507	238,651
Keithley Instruments Inc.	69	1,060
KEMET Corp.(1)	4,610	43,657
LeCroy Corp.(1)	728	11,393
Methode Electronics Inc.	1,001	10,901

Mettler Toledo International Inc.(1)	640	38,618
Molecular Devices Corp.(1)	322	10,678
Multi-Fineline Electronix Inc.(1)	60	3,509
OSI Systems Inc.(1)	586	12,382
Park Electrochemical Corp.	1,183	34,898
Paxar Corp.(1)	1,952	38,201
PerkinElmer Inc.	3,758	88,200
Photon Dynamics Inc.(1)	65	1,219
Plexus Corp.(1)	1,177	44,220
Rofin-Sinar Technologies Inc.(1)	911	49,312
Sanmina-SCI Corp.(1)	16,362	67,084
Solectron Corp.(1)	28,602	114,408
Symbol Technologies Inc.	2,200	23,276
Sypris Solutions Inc.	372	3,508
Technitrol Inc.	2,451	58,775
Tektronix Inc.	3,850	137,483
Thermo Electron Corp.(1)	6,309	234,001
Thomas & Betts Corp.(1)	2,055	105,586
TTM Technologies Inc.(1)	1,193	17,287
Varian Inc.(1)	1,999	82,319
Viisage Technology Inc.(1)(2)	525	9,193
Vishay Intertechnology Inc.(1)	7,320	104,237
Watts Water Technologies Inc. Class A	1,346	48,914
Woodward Governor Co.	1,801	59,883
X-Rite Inc.	90	1,195

		2,988,402
ENERGY - ALTERNATE SOURCES—0.01%
FuelCell Energy Inc.(1)(2)	2,936	33,676
Pacific Ethanol Inc.(1)(2)	115	2,483
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	2,537	9,082
SunPower Corp. Class A(1)(2)	139	5,304

		50,545
ENGINEERING & CONSTRUCTION—0.17%
Dycom Industries Inc.(1)	2,464	52,360
EMCOR Group Inc.(1)	1,925	95,595
Granite Construction Inc.	2,160	105,149
Infrasource Services Inc.(1)	528	9,087
Insituform Technologies Inc. Class A(1)	1,533	40,778
Jacobs Engineering Group Inc.(1)	738	64,014
Layne Christensen Co.(1)	589	19,743
Perini Corp.(1)	518	15,732
Shaw Group Inc. (The)(1)	4,796	145,798
URS Corp.(1)	2,585	104,046
Washington Group International Inc.	1,693	97,161

		749,463
ENTERTAINMENT—0.11%
Bluegreen Corp.(1)	976	12,903
Carmike Cinemas Inc.	715	17,253
Churchill Downs Inc.	472	18,087
Dover Motorsports Inc.	868	4,765
Great Wolf Resorts Inc.(1)	671	7,777
International Speedway Corp. Class A	1,897	96,557
Magna Entertainment Corp. Class A(1)(2)	2,494	16,934
Pinnacle Entertainment Inc.(1)	2,561	72,143
Six Flags Inc.(1)	5,650	57,517
Speedway Motorsports Inc.	747	28,543
Steinway Musical Instruments Inc.(1)	490	15,788
Sunterra Corp.(1)	727	10,382
Vail Resorts Inc.(1)	2,001	76,478
Warner Music Group Corp.	1,976	42,859

		477,986

ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc.(1)	9,024	110,454
Calgon Carbon Corp.	2,110	12,976
Casella Waste Systems Inc. Class A(1)	1,080	15,347
Metal Management Inc.	1,391	44,025
Republic Services Inc.	8,438	358,699
Tetra Tech Inc.(1)	520	9,927
Waste Holdings Inc.	349	7,563
Waste Management Inc.	25,205	889,736
Waste Services Inc.(1)	3,604	11,353

		1,460,080
FOOD—1.79%
Albertson’s Inc.	22,302	572,492
American Italian Pasta Co. Class A(2)	1,075	6,729
Campbell Soup Co.	7,053	228,517
Chiquita Brands International Inc.	2,555	42,847
ConAgra Foods Inc.	31,667	679,574
Corn Products International Inc.	4,621	136,643
Dean Foods Co.(1)	8,626	334,948
Del Monte Foods Co.	12,223	144,965
Diamond Foods Inc.	303	5,203
Flowers Foods Inc.	2,574	76,448
General Mills Inc.	16,947	858,874
Gold Kist Inc.(1)	2,362	29,856
Great Atlantic & Pacific Tea Co.(1)	553	19,316
Hain Celestial Group Inc.(1)	1,774	46,461
Heinz (H.J.) Co.	9,795	371,426
Hershey Co. (The)	806	42,097
Hormel Foods Corp.	4,389	148,348
Ingles Markets Inc. Class A	774	13,793
J&J Snack Foods Corp.	722	24,252
Kellogg Co.	4,990	219,760
Kraft Foods Inc.	15,134	458,712
Kroger Co.(1)	44,539	906,814
Lance Inc.	1,538	34,605
M&F Worldwide Corp.(1)	750	10,710
McCormick & Co. Inc. NVS	2,667	90,305
Nash Finch Co.	742	22,186
Pathmark Stores Inc.(1)	1,721	18,002
Performance Food Group Co.(1)	1,951	60,852
Pilgrim’s Pride Corp.	918	19,893
Premium Standard Farms Inc.	481	8,442
Ralcorp Holdings Inc.(1)	1,805	68,680
Ruddick Corp.	2,157	52,437
Safeway Inc.	27,173	682,586
Sanderson Farms Inc.	986	22,086
Sanfilippo (John B.) & Son Inc.(1)(2)	430	6,807
Sara Lee Corp.	29,783	532,520
Seaboard Corp.	14	22,316
Smithfield Foods Inc.(1)	5,307	155,707
Smucker (J.M.) Co. (The)	3,186	126,484
Spartan Stores Inc.	375	4,781
SUPERVALU Inc.	8,373	258,056
Tootsie Roll Industries Inc.	1,049	30,707
TreeHouse Foods Inc.(1)	1,832	48,640
Tyson Foods Inc. Class A	14,888	204,561
Weis Markets Inc.	861	38,375

		7,887,813

FOREST PRODUCTS & PAPER—0.97%
Bowater Inc.	3,415	101,016
Buckeye Technologies Inc.(1)	1,818	16,453
Caraustar Industries Inc.(1)	1,747	17,977
Glatfelter Co.	2,664	48,831
International Paper Co.	29,970	1,036,063
Longview Fibre Co.	3,205	82,817
Louisiana-Pacific Corp.	6,716	182,675
MeadWestvaco Corp.	11,293	308,412
Mercer International Inc.(1)(2)	1,718	15,995
Neenah Paper Inc.	840	27,510
Plum Creek Timber Co. Inc.	11,106	410,145
Potlatch Corp.	2,744	117,573
Rayonier Inc.	4,624	210,808
Rock-Tenn Co. Class A	1,776	26,622
Schweitzer-Mauduit International Inc.	989	23,736
Smurfit-Stone Container Corp.(1)	15,649	212,357
Temple-Inland Inc.	6,883	306,638
Wausau Paper Corp.	2,586	36,644
Weyerhaeuser Co.	14,833	1,074,354
Xerium Technologies Inc.	401	3,765

		4,260,391
GAS—0.75%
AGL Resources Inc.	4,731	170,553
Atmos Energy Corp.	4,911	129,307
Cascade Natural Gas Corp.	637	12,549
Energen Corp.	4,497	157,395
EnergySouth Inc.	418	13,297
KeySpan Corp.	10,528	430,279
Laclede Group Inc. (The)	1,280	44,058
New Jersey Resources Corp.	1,627	73,622
Nicor Inc.	2,697	106,693
NiSource Inc.	16,702	337,714
Northwest Natural Gas Co.	1,726	61,256
ONEOK Inc.	7,234	233,296
Peoples Energy Corp.(2)	2,368	84,396
Piedmont Natural Gas Co.	4,705	112,873
Sempra Energy	15,660	727,564
South Jersey Industries Inc.	1,702	46,414
Southern Union Co.	5,869	145,727
Southwest Gas Corp.	2,424	67,751
UGI Corp.	6,286	132,446
Vectren Corp.	4,664	123,036
WGL Holdings Inc.	2,972	90,408

		3,300,634
HAND & MACHINE TOOLS—0.16%
Baldor Electric Co.	529	17,917
Black & Decker Corp.	2,093	181,861
Kennametal Inc.	2,330	142,456
Lincoln Electric Holdings Inc.	2,064	111,435
Regal-Beloit Corp.	766	32,379
Snap-On Inc.	3,545	135,135
Stanley Works (The)	1,799	91,137

		712,320
HEALTH CARE - PRODUCTS—0.14%
Bausch & Lomb Inc.	401	25,544
Bruker BioSciences Corp.(1)	253	1,366
Caliper Life Sciences Inc.(1)	2,064	13,210
CONMED Corp.(1)	1,774	33,972
Cooper Companies Inc.	522	28,204

Datascope Corp.	761	30,105
DexCom Inc.(1)	79	1,601
DJ Orthopedics Inc.(1)	406	16,143
Encore Medical Corp.(1)	459	2,350
ev3 Inc.(1)	184	3,259
HealthTronics Inc.(1)	128	1,059
Hillenbrand Industries Inc.	2,269	124,772
Hologic Inc.(1)	265	14,668
ICU Medical Inc.(1)	343	12,413
Invacare Corp.	1,869	58,051
Inverness Medical Innovations Inc.(1)	1,189	34,160
Merit Medical Systems Inc.(1)	711	8,539
NxStage Medical Inc.(1)	51	654
Oakley Inc.	301	5,123
Occulogix Inc.(1)(2)	680	2,346
Steris Corp.	3,725	91,933
Sybron Dental Specialties Inc.(1)	867	35,755
Viasys Healthcare Inc.(1)	1,614	48,549
Vital Sign Inc.	88	4,834
Zoll Medical Corp.(1)	192	5,057

		603,667
HEALTH CARE - SERVICES—0.62%
Aetna Inc.	7,002	344,078
Alliance Imaging Inc.(1)	277	1,784
Allied Healthcare International Inc.(1)	1,285	6,232
American Dental Partners Inc.(1)	328	4,428
Brookdale Senior Living Inc.	232	8,758
Community Health Systems Inc.(1)	1,193	43,127
Genesis HealthCare Corp.(1)	1,184	52,025
Gentiva Health Services Inc.(1)	518	9,433
Health Management Associates Inc. Class A	1,489	32,118
Health Net Inc.(1)	2,843	144,481
Humana Inc.(1)	2,476	130,361
Kindred Healthcare Inc.(1)	1,742	43,811
LHC Group Inc.(1)	95	1,520
Magellan Health Services Inc.(1)	1,461	59,127
MedCath Corp.(1)	344	6,577
National Healthcare Corp.	230	9,218
Odyssey Healthcare Inc.(1)	361	6,213
RehabCare Group Inc.(1)	823	15,514
Res-Care Inc.(1)	1,206	22,166
Sierra Health Services Inc.(1)	560	22,792
Sunrise Senior Living Inc.(1)	110	4,287
Symbion Inc.(1)	98	2,220
Tenet Healthcare Corp.(1)	24,589	181,467
Triad Hospitals Inc.(1)	3,318	139,024
Universal Health Services Inc. Class B	860	43,679
WellPoint Inc.(1)	18,141	1,404,658

		2,739,098
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.	4,997	298,121
Resource America Inc. Class A	642	12,789
Star Maritime Acquisition Corp.(1)	511	4,962

		315,872
HOME BUILDERS—0.41%
Beazer Homes USA Inc.	1,491	97,959
Centex Corp.	3,668	227,379
Coachmen Industries Inc.	948	10,788
Fleetwood Enterprises Inc.(1)	2,641	29,500
Horton (D.R.) Inc.	4,580	152,148

KB Home	860	55,883
Lennar Corp. Class A	3,507	211,753
Levitt Corp. Class A	1,002	22,084
M.D.C. Holdings Inc.	735	47,268
M/I Homes Inc.	733	34,451
Meritage Homes Corp.(1)	1,378	75,735
Monaco Coach Corp.(2)	1,589	21,293
Orleans Homebuilders Inc.	189	3,829
Palm Harbor Homes Inc.(1)(2)	577	12,365
Pulte Homes Inc.	12,982	498,768
Ryland Group Inc.	616	42,750
Skyline Corp.	415	17,173
Standard-Pacific Corp.	3,673	123,486
Technical Olympic USA Inc.	929	18,905
WCI Communities Inc.(1)	2,115	58,839
William Lyon Homes Inc.(1)	126	12,056
Williams Scotsman International Inc.(1)	645	16,157

		1,790,569
HOME FURNISHINGS—0.15%
Audiovox Corp. Class A(1)	1,037	12,382
Bassett Furniture Industries Inc.	587	11,711
DTS Inc.(1)	64	1,258
Ethan Allen Interiors Inc.(2)	1,809	76,014
Furniture Brands International Inc.(2)	2,625	64,339
Hooker Furniture Corp.	580	10,962
Kimball International Inc. Class B	1,497	22,515
La-Z-Boy Inc.(2)	3,276	55,692
Maytag Corp.	1,986	42,361
Stanley Furniture Co. Inc.	718	21,001
Whirlpool Corp.	3,748	342,830

		661,065
HOUSEHOLD PRODUCTS & WARES—0.47%
American Greetings Corp. Class A(2)	3,688	79,735
Avery Dennison Corp.	1,922	112,399
Blyth Inc.	1,627	34,200
Central Garden & Pet Co.(1)	1,170	62,174
Clorox Co. (The)	9,390	561,991
CSS Industries Inc.	352	11,524
Ennis Inc.	1,530	29,835
Harland (John H.) Co.	212	8,332
Kimberly-Clark Corp.	16,051	927,748
Prestige Brands Holdings Inc.(1)	1,184	14,409
Russ Berrie & Co. Inc.	976	14,835
Scotts Miracle-Gro Co. (The) Class A	2,375	108,680
Spectrum Brands Inc.(1)	598	12,989
Standard Register Co. (The)	1,028	15,934
Tupperware Brands Corp.	1,133	23,328
Water Pik Technologies Inc.(1)	727	20,145
WD-40 Co.	482	14,870

		2,053,128
HOUSEWARES—0.09%
Libbey Inc.	929	6,577
Lifetime Brands Inc.	260	7,329
National Presto Industries Inc.	285	14,013
Newell Rubbermaid Inc.	13,874	349,486

		377,405
INSURANCE—7.23%
Affirmative Insurance Holdings Inc.	487	6,433
AFLAC Inc.	6,294	284,048

Alfa Corp.	2,074	35,548
Alleghany Corp.(1)	312	90,393
Allstate Corp. (The)	40,803	2,126,244
Ambac Financial Group Inc.	5,185	412,726
American Equity Investment Life Holding Co.	2,027	29,067
American Financial Group Inc.	2,767	115,135
American International Group Inc.	98,454	6,506,825
American National Insurance Co.	484	54,247
American Physicians Capital Inc.(1)	491	23,568
AmerUs Group Co.	2,423	145,962
AON Corp.	19,287	800,603
Argonaut Group Inc.(1)	924	32,848
Assurant Inc.	6,732	331,551
Baldwin & Lyons Inc. Class B	488	12,956
Berkley (W.R.) Corp.	5,400	313,524
Bristol West Holdings Inc.	1,049	20,193
Ceres Group Inc.(1)	2,352	12,983
Chubb Corp.	12,608	1,203,308
CIGNA Corp.	7,355	960,710
Cincinnati Financial Corp.	10,777	453,388
Citizens Inc.(1)	2,327	12,007
CNA Financial Corp.(1)	1,419	45,181
CNA Surety Corp.(1)	954	15,960
Commerce Group Inc.	1,602	84,650
Conseco Inc.(1)	9,308	231,025
Crawford & Co. Class B	1,051	6,306
Delphi Financial Group Inc. Class A	1,696	87,564
Direct General Corp.	826	14,050
Donegal Group Inc. Class A	564	14,715
EMC Insurance Group Inc.	403	11,232
Enstar Group Inc.(1)	92	8,256
Erie Indemnity Co. Class A	2,017	106,175
FBL Financial Group Inc. Class A	782	26,940
Fidelity National Financial Inc.	9,929	352,777
Fidelity National Title Group Inc. Class A	1,721	39,187
First Acceptance Corp.(1)	1,013	13,473
First American Corp.	5,069	198,502
FPIC Insurance Group Inc.(1)	601	22,718
Gallagher (Arthur J.) & Co.	998	27,754
Genworth Financial Inc. Class A	12,980	433,921
Great American Financial Resources Inc.	503	9,924
Hanover Insurance Group Inc. (The)	3,072	161,034
Harleysville Group Inc.	835	24,791
Hartford Financial Services Group Inc. (The)	18,117	1,459,324
HCC Insurance Holdings Inc.	3,515	122,322
Hilb, Rogal & Hobbs Co.	1,630	67,189
Horace Mann Educators Corp.	2,620	49,256
Independence Holding Co.	316	7,287
Infinity Property & Casualty Corp.	1,240	51,758
James River Group Inc.(1)	258	6,945
Jefferson-Pilot Corp.	8,611	481,699
Kansas City Life Insurance Co.	219	11,222
KMG America Corp.(1)	1,178	10,084
LandAmerica Financial Group Inc.	1,102	74,771
Lincoln National Corp.	10,368	565,989
Loews Corp.	9,098	920,718
Markel Corp.(1)	325	109,746
Marsh & McLennan Companies Inc.	32,564	956,079
MBIA Inc.	7,679	461,738
Mercury General Corp.	1,595	87,565
MetLife Inc.	25,445	1,230,775
MGIC Investment Corp.	5,359	357,070
Midland Co. (The)	515	18,015

National Western Life Insurance Co. Class A	142	32,985
Nationwide Financial Services Inc.	3,525	151,645
Navigators Group Inc. (The)(1)	334	16,566
Odyssey Re Holdings Corp.(2)	811	17,599
Ohio Casualty Corp.	3,685	116,814
Old Republic International Corp.	14,045	306,462
Philadelphia Consolidated Holding Corp.(1)	573	19,562
Phoenix Companies Inc.	6,598	107,547
PMA Capital Corp. Class A(1)	1,912	19,464
PMI Group Inc. (The)	5,440	249,805
Presidential Life Corp.	1,344	34,151
Principal Financial Group Inc.	17,954	876,155
ProAssurance Corp.(1)	1,018	52,936
Progressive Corp. (The)	1,082	112,809
Protective Life Corp.	4,294	213,584
Prudential Financial Inc.	29,472	2,234,272
Radian Group Inc.	5,299	319,265
Reinsurance Group of America Inc.	1,796	84,933
Republic Companies Group Inc.	370	6,423
RLI Corp.	1,371	78,558
SAFECO Corp.	7,693	386,266
Safety Insurance Group Inc.	648	29,588
SeaBright Insurance Holdings(1)	697	12,142
Selective Insurance Group Inc.	1,740	92,220
St. Paul Travelers Companies Inc.	41,147	1,719,533
StanCorp Financial Group Inc.	3,455	186,950
State Auto Financial Corp.	845	28,485
Stewart Information Services Corp.	1,054	49,622
Torchmark Corp.	6,397	365,269
Tower Group Inc.	828	19,127
Transatlantic Holdings Inc.	1,526	89,195
Triad Guaranty Inc.(1)	562	26,358
21st Century Insurance Group	1,943	30,699
U.S.I. Holdings Corp.(1)	2,748	44,325
UICI	2,244	83,006
United Fire & Casualty Co.	1,075	35,367
Unitrin Inc.	1,550	72,090
Universal American Financial Corp.(1)	931	14,337
UNUMProvident Corp.	18,282	374,415
Wesco Financial Corp.	84	33,516
Zenith National Insurance Corp.	1,346	64,783

		31,778,782
INTERNET—0.27%
Agile Software Corp.(1)	1,817	13,864
Alloy Inc.(1)	527	7,067
Ariba Inc.(1)	4,510	44,108
AsiaInfo Holdings Inc.(1)	985	4,925
autobytel.com Inc.(1)	1,052	5,071
Avocent Corp.(1)	409	12,982
CheckFree Corp.(1)	784	39,592
CMGI Inc.(1)	6,965	10,308
Emdeon Corp.(1)	3,566	38,513
Expedia Inc.(1)	4,997	101,289
Harris Interactive Inc.(1)	1,679	9,436
IAC/InterActiveCorp(1)	4,988	146,996
InfoSpace Inc.(1)	444	12,410
Internet Capital Group Inc.(1)	2,279	21,468
Internet Security Systems Inc.(1)	552	13,237
Interwoven Inc.(1)	2,219	19,949
iPass Inc.(1)	445	3,564
Keynote Systems Inc.(1)	389	4,450
MatrixOne Inc.(1)	2,887	20,671

Motive Inc.(1)	308	1,201
NetBank Inc.	2,766	20,026
NetRatings Inc.(1)	862	11,421
ProQuest Co.(1)	160	3,422
Redback Networks Inc.(1)	1,799	39,020
RSA Security Inc.(1)	3,224	57,839
S1 Corp.(1)	2,539	12,797
SonicWALL Inc.(1)	3,189	22,610
Stellent Inc.	1,231	14,600
SupportSoft Inc.(1)	630	2,791
Symantec Corp.(1)	21,652	364,403
TIBCO Software Inc.(1)	4,403	36,809
United Online Inc.	2,899	37,281
Vignette Corp.(1)	1,108	16,343
WebMD Health Corp. Class A(1)(2)	69	2,873
webMethods Inc.(1)	3,175	26,733
WebSideStory Inc.(1)	67	1,152

		1,201,221
INVESTMENT COMPANIES—0.16%
Allied Capital Corp.(2)	8,229	251,807
American Capital Strategies Ltd.	7,341	258,110
Apollo Investment Corp.	3,800	67,678
Ares Capital Corp.	2,408	41,369
Capital Southwest Corp.	168	16,044
Gladstone Capital Corp.(2)	645	13,900
Gladstone Investment Corp.	664	10,026
MCG Capital Corp.	3,208	45,265
NGP Capital Resources Co.	592	8,051
Technology Investment Capital Corp.	460	6,688

		718,938
IRON & STEEL—0.49%
Carpenter Technology Corp.	1,510	142,725
Chaparral Steel Co.(1)	1,366	88,681
Gibraltar Industries Inc.	1,171	34,498
Nucor Corp.	9,734	1,020,026
Oregon Steel Mills Inc.(1)	2,172	111,141
Reliance Steel & Aluminum Co.	668	62,739
Roanoke Electric Steel Corp.	655	21,156
Ryerson Inc.(2)	1,503	40,220
Schnitzer Steel Industries Inc. Class A	1,320	56,562
Steel Dynamics Inc.	2,479	140,634
Steel Technologies Inc.	248	6,026
United States Steel Corp.	7,026	426,338
Wheeling-Pittsburgh Corp.(1)	732	13,440

		2,164,186
LEISURE TIME—0.09%
Arctic Cat Inc.	821	19,753
Brunswick Corp.	1,538	59,767
Callaway Golf Co.	4,638	79,774
K2 Inc.(1)	2,898	36,370
Multimedia Games Inc.(1)(2)	829	12,336
Pegasus Solutions Inc.(1)	1,429	13,447
Sabre Holdings Corp.	8,085	190,240

		411,687
LODGING—0.20%
Ameristar Casinos Inc.	343	8,846
Aztar Corp.(1)	2,180	91,538
Gaylord Entertainment Co.(1)	1,446	65,619
Harrah’s Entertainment Inc.	4,170	325,093

Lodgian Inc.(1)	1,483	20,599
Marcus Corp.	1,240	24,738
Morgans Hotel Group Co.(1)	286	5,051
MTR Gaming Group Inc.(1)	220	2,266
Riviera Holdings Corp.(1)	118	1,988
Starwood Hotels & Resorts Worldwide Inc.	5,113	346,303

		892,041
MACHINERY—0.55%
AGCO Corp.(1)	5,519	114,464
Alamo Group Inc.	360	7,970
Albany International Corp. Class A	1,783	67,914
Applied Industrial Technologies Inc.	187	8,340
Briggs & Stratton Corp.	3,144	111,203
Cascade Corp.	742	39,215
Cummins Inc.	1,256	132,006
Deere & Co.	13,524	1,069,072
Flowserve Corp.(1)	3,391	197,831
Gardner Denver Inc.(1)	1,566	102,103
Gehl Corp.(1)	786	26,032
Global Power Equipment Group Inc.(1)	1,094	4,212
Gorman-Rupp Co. (The)	635	15,494
IDEX Corp.	667	34,797
iRobot Corp.(1)(2)	96	2,669
Kadant Inc.(1)	496	11,259
Lindsay Manufacturing Co.	459	12,434
Manitowoc Co. Inc. (The)	278	25,340
NACCO Industries Inc.	329	50,653
Nordson Corp.	825	41,134
Robbins & Myers Inc.	681	14,710
Sauer-Danfoss Inc.	451	10,350
Stewart & Stevenson Services Inc.	479	17,474
Tecumseh Products Co. Class A	1,000	24,540
Tennant Co.	470	24,590
Terex Corp.(1)	3,047	241,444

		2,407,250
MANUFACTURING—2.73%
Acuity Brands Inc.	2,666	106,640
American Railcar Industries Inc.	151	5,296
Ameron International Corp.	509	37,274
Applied Films Corp.(1)	869	16,885
AptarGroup Inc.	2,170	119,892
Barnes Group Inc.	1,059	42,889
Blount International Inc.(1)	289	4,656
Brink’s Co. (The)	896	45,481
Carlisle Companies Inc.	809	66,176
Ceradyne Inc.(1)	564	28,144
CLARCOR Inc.	780	27,768
Crane Co.	3,051	125,122
Dover Corp.	4,126	200,359
Eastman Kodak Co.(2)	17,368	493,946
Eaton Corp.	6,657	485,761
EnPro Industries Inc.(1)	1,376	47,197
ESCO Technologies Inc.(1)	264	13,372
Federal Signal Corp.	2,942	54,427
FreightCar America Inc.	542	34,471
General Electric Co.	156,657	5,448,530
Griffon Corp.(1)(2)	1,770	43,967
Harsco Corp.	334	27,595
Hexcel Corp.(1)	4,894	107,521
Honeywell International Inc.	52,085	2,227,675
Illinois Tool Works Inc.	1,012	97,466

ITT Industries Inc.	976	54,871
Koppers Holdings Inc.	249	4,893
Lancaster Colony Corp.	1,328	55,776
Leggett & Platt Inc.	8,422	205,244
Myers Industries Inc.	1,579	25,248
Pall Corp.	6,971	217,425
Parker Hannifin Corp.	4,188	337,595
Pentair Inc.	1,012	41,239
Reddy Ice Holdings Inc.	427	9,484
Roper Industries Inc.	730	35,500
Smith (A.O.) Corp.	1,069	56,443
SPX Corp.	3,668	195,945
Standex International Corp.	751	23,777
Sturm Ruger & Co. Inc.	1,293	10,318
Teleflex Inc.	2,247	160,953
Textron Inc.	5,473	511,123
Tredegar Corp.	812	12,919
Trinity Industries Inc.	2,488	135,322

		12,002,585
MEDIA—3.93%
Belo (A.H.) Corp.	5,891	117,113
CBS Corp. Class B	35,674	855,463
Charter Communications Inc. Class A(1)	24,147	26,320
Citadel Broadcasting Corp.	2,655	29,444
Clear Channel Communications Inc.	20,975	608,485
Comcast Corp. Class A(1)	65,319	1,708,745
Courier Corp.	371	16,450
Cox Radio Inc. Class A(1)	2,336	31,349
Cumulus Media Inc. Class A(1)	2,793	31,449
DIRECTV Group Inc. (The)(1)	3,172	52,021
Discovery Holding Co. Class A(1)	10,904	163,560
Emmis Communications Corp.(1)	1,642	26,272
Entercom Communications Corp.	2,013	56,203
Entravision Communications Corp.(1)	1,890	17,312
Fisher Communications Inc.(1)	146	6,533
4Kids Entertainment Inc.(1)	849	14,594
Gannett Co. Inc.	15,179	909,526
Gray Television Inc.	2,775	23,310
Hearst-Argyle Television Inc.	1,807	42,212
Journal Communications Inc. Class A	1,529	18,960
Journal Register Co.	1,337	16,285
Knight Ridder Inc.	4,115	260,109
Lee Enterprises Inc.	2,763	91,980
Liberty Global Inc. Class A(1)	16,229	332,208
Liberty Media Corp. Class A(1)	108,703	892,452
Lin TV Corp. Class A(1)	1,784	16,056
McClatchy Co. (The) Class A	1,243	60,721
Media General Inc. Class A	1,314	61,259
Nelson (Thomas) Inc.	236	6,903
New York Times Co. Class A(2)	8,906	225,411
News Corp. Class A	85,123	1,413,893
Primedia Inc.(1)	8,729	18,069
Radio One Inc. Class D(1)	3,448	25,722
Readers Digest Association Inc. (The)	979	14,440
Regent Communications Inc.(1)	1,415	6,523
Saga Communications Inc.(1)	285	2,756
Salem Communications Corp. Class A(1)	55	826
Scholastic Corp.(1)	2,010	53,788
Spanish Broadcasting System Inc. Class A(1)	281	1,554
Time Warner Inc.	264,885	4,447,419
Tribune Co.	14,370	394,169
Triple Crown Media Inc.(1)	277	1,634

Univision Communications Inc. Class A(1)	6,374	219,712
Viacom Inc. Class B(1)	35,653	1,383,336
Walt Disney Co. (The)	89,258	2,489,406
Washington Post Co. (The) Class B	46	35,730
Westwood One Inc.	3,835	42,338
World Wrestling Entertainment Inc.	1,107	18,708
WorldSpace Inc. Class A(1)(2)	451	3,405

		17,292,133
METAL FABRICATE & HARDWARE—0.20%
Castle (A.M.) & Co.	605	17,847
CIRCOR International Inc.	948	27,682
Commercial Metals Co.	3,709	198,394
Kaydon Corp.	854	34,467
Lawson Products Inc.	212	8,679
Mueller Industries Inc.	1,580	56,390
NN Inc.	307	3,963
Omega Flex Inc.(1)	173	3,296
Precision Castparts Corp.	5,390	320,166
Quanex Corp.	245	16,324
RBC Bearings Inc.(1)	362	7,421
Timken Co. (The)	2,277	73,479
Valmont Industries Inc.	1,034	43,469
Worthington Industries Inc.	3,708	74,382

		885,959
MINING—0.84%
Alcoa Inc.	53,263	1,627,717
Brush Engineered Materials Inc.(1)	1,160	22,910
Century Aluminum Co.(1)	1,370	58,156
Compass Minerals International Inc.	1,222	30,538
Newmont Mining Corp.	25,183	1,306,746
Phelps Dodge Corp.	5,722	460,793
RTI International Metals Inc.(1)	1,343	73,664
Stillwater Mining Co.(1)	2,627	43,240
Titanium Metals Corp.(1)	137	6,651
USEC Inc.	5,276	63,576

		3,693,991
OFFICE & BUSINESS EQUIPMENT—0.29%
Global Imaging Systems Inc.(1)	305	11,584
IKON Office Solutions Inc.	6,940	98,895
Pitney Bowes Inc.	6,723	288,618
TRM Corp.(1)	325	2,187
Xerox Corp.(1)	58,560	890,112

		1,291,396
OFFICE FURNISHINGS—0.01%
CompX International Inc.	193	3,117
Interface Inc. Class A(1)	1,172	16,185
Steelcase Inc. Class A	2,244	40,392

		59,694
OIL & GAS—12.18%
Alon USA Energy Inc.	225	5,539
Amerada Hess Corp.	4,775	679,960
Anadarko Petroleum Corp.	14,396	1,454,140
Apache Corp.	20,047	1,313,279
Atlas America Inc.(1)	504	24,096
Berry Petroleum Co. Class A	226	15,470
Bill Barrett Corp.(1)	780	25,420
Bois d’Arc Energy LLC(1)	803	13,370
Brigham Exploration Co.(1)	1,769	15,496

Bronco Drilling Co. Inc.(1)	170	4,471
Cabot Oil & Gas Corp.	1,579	75,681
Callon Petroleum Co.(1)	590	12,402
Carrizo Oil & Gas Inc.(1)	503	13,073
Chesapeake Energy Corp.	13,647	428,652
Chevron Corp.	138,307	8,017,657
Cimarex Energy Co.	4,985	215,651
ConocoPhillips	101,860	6,432,459
Devon Energy Corp.	27,133	1,659,726
Edge Petroleum Corp.(1)	955	23,856
Encore Acquisition Co.(1)	1,971	61,101
Energy Partners Ltd.(1)	1,787	42,137
ENSCO International Inc.	2,677	137,732
EXCO Resources Inc.(1)	1,076	13,482
Exxon Mobil Corp.	388,463	23,641,858
Forest Oil Corp.(1)	3,240	120,463
Giant Industries Inc.(1)	321	22,322
Harvest Natural Resources Inc.(1)	2,324	22,589
Helmerich & Payne Inc.	1,097	76,593
Holly Corp.	182	13,490
Houston Exploration Co.(1)	1,748	92,120
Kerr-McGee Corp.	6,978	666,259
Marathon Oil Corp.	22,183	1,689,679
McMoRan Exploration Co.(1)	1,500	26,760
Meridian Resource Corp. (The)(1)	5,274	21,360
Newfield Exploration Co.(1)	2,140	89,666
Noble Energy Inc.	9,349	410,608
Occidental Petroleum Corp.	25,697	2,380,827
Penn Virginia Corp.	672	47,712
PetroCorp Inc. Escrow(3)	190	0
Petrohawk Energy Corp.(1)	1,921	26,318
Petroleum Development Corp.(1)	33	1,497
PetroQuest Energy Inc.(1)	2,420	24,418
Pioneer Natural Resources Co.	7,320	323,910
Pogo Producing Co.	3,744	188,136
Pride International Inc.(1)	4,458	139,000
Remington Oil & Gas Corp.(1)	204	8,817
Rosetta Resources Inc.(1)	1,202	21,588
Rowan Companies Inc.	2,769	121,725
St. Mary Land & Exploration Co.	822	33,562
Stone Energy Corp.(1)	1,454	64,165
Sunoco Inc.	1,829	141,876
Swift Energy Co.(1)	1,720	64,431
Tesoro Corp.	1,844	126,019
Unit Corp.(1)	131	7,303
Valero Energy Corp.	36,200	2,164,036
W&T Offshore Inc.	235	9,473
Western Refining Inc.	438	9,470
Whiting Petroleum Corp.(1)	2,236	91,654

		53,574,554
OIL & GAS SERVICES—0.24%
BASiC Energy Services Inc.(1)	173	5,155
Cooper Cameron Corp.(1)	1,397	61,580
Dresser-Rand Group Inc.(1)	271	6,734
Dril-Quip Inc.(1)	358	25,364
Global Industries Ltd.(1)	2,486	36,022
Gulf Island Fabrication Inc.	87	2,059
Hanover Compressor Co.(1)	5,619	104,626
Hercules Offshore Inc.(1)	232	7,890
Input/Output Inc.(1)(2)	4,218	40,957
Lufkin Industries Inc.	159	8,815
Maverick Tube Corp.(1)	1,360	72,066

National Oilwell Varco Inc.(1)	4,423	283,603
Newpark Resources Inc.(1)	1,641	13,456
Oceaneering International Inc.(1)	93	5,329
Oil States International Inc.(1)	130	4,791
RPC Inc.	621	14,190
SEACOR Holdings Inc.(1)	1,023	81,022
Superior Well Services Inc.(1)	205	5,959
Tidewater Inc.	2,386	131,779
Union Drilling Inc.(1)	185	2,705
Universal Compression Holdings Inc.(1)	1,072	54,318
Veritas DGC Inc.(1)	2,163	98,179

		1,066,599
PACKAGING & CONTAINERS—0.31%
Ball Corp.	5,507	241,372
Bemis Co. Inc.	6,612	208,807
Chesapeake Corp.	1,213	16,836
Graphic Packaging Corp.(1)	3,678	7,613
Greif Inc. Class A	98	6,705
Owens-Illinois Inc.(1)	9,366	162,687
Packaging Corp. of America	3,783	84,891
Pactiv Corp.(1)	8,157	200,173
Sealed Air Corp.	3,343	193,459
Silgan Holdings Inc.	596	23,941
Sonoco Products Co.	6,122	207,352

		1,353,836
PHARMACEUTICALS—5.15%
Abbott Laboratories	11,725	497,961
Adams Respiratory Therapeutics Inc.(1)	85	3,380
Alpharma Inc. Class A	1,753	47,015
AmerisourceBergen Corp.	12,626	609,457
Andrx Corp.(1)	1,203	28,559
Antigenics Inc.(1)(2)	675	1,850
AtheroGenics Inc.(1)(2)	347	5,663
BioMarin Pharmaceutical Inc.(1)	424	5,690
BioScrip Inc.(1)	1,615	11,644
Bristol-Myers Squibb Co.	71,009	1,747,531
Cardinal Health Inc.	9,190	684,839
Caremark Rx Inc.(1)	2,942	144,688
Dendreon Corp.(1)	4,140	19,499
Hospira Inc.(1)	5,046	199,115
Inspire Pharmaceuticals Inc.(1)	118	617
Isis Pharmaceuticals Inc.(1)	442	3,982
King Pharmaceuticals Inc.(1)	14,879	256,663
Lilly (Eli) & Co.	4,032	222,970
Medco Health Solutions Inc.(1)	5,231	299,318
Merck & Co. Inc.	103,420	3,643,487
Mylan Laboratories Inc.	9,365	219,141
NBTY Inc.(1)	2,298	51,751
Neurogen Corp.(1)	1,349	8,350
NPS Pharmaceuticals Inc.(1)	415	3,544
Nuvelo Inc.(1)	1,729	30,811
Omnicare Inc.	5,053	277,864
Par Pharmaceutical Companies Inc.(1)	505	14,231
Perrigo Co.	4,725	77,065
Pfizer Inc.	453,763	11,307,774
Pharmion Corp.(1)	186	3,352
Tanox Inc.(1)	1,234	23,964
Threshold Pharmaceuticals Inc.(1)	38	570
Tiens Biotech Group (USA) Inc.(1)	171	788
ViaCell Inc.(1)	63	347
Watson Pharmaceuticals Inc.(1)	6,400	183,936

Wyeth	41,029	1,990,727
XenoPort Inc.(1)	67	1,517

		22,629,660
PIPELINES—0.32%
Dynegy Inc. Class A(1)	18,646	89,501
El Paso Corp.	38,971	469,601
Equitable Resources Inc.	778	28,405
Kinder Morgan Inc.	386	35,508
National Fuel Gas Co.	5,159	168,802
Questar Corp.	3,960	277,398
TransMontaigne Inc.(1)	2,837	27,831
Western Gas Resources Inc.	237	11,435
Williams Companies Inc.	14,258	304,979

		1,413,460
REAL ESTATE—0.03%
Avatar Holdings Inc.(1)	351	21,411
California Coastal Communities Inc.(1)	471	17,474
Jones Lang LaSalle Inc.	266	20,360
Trammell Crow Co.(1)	1,977	70,500
United Capital Corp.(1)	135	3,359
ZipRealty Inc.(1)(2)	258	2,265

		135,369
REAL ESTATE INVESTMENT TRUSTS—3.99%
Aames Investment Corp.	2,053	11,661
Acadia Realty Trust	1,563	36,809
Affordable Residential Communities Inc.	1,498	15,729
Agree Realty Corp.	588	18,875
Alexandria Real Estate Equities Inc.	1,000	95,330
AMB Property Corp.	5,173	280,739
American Campus Communities Inc.	983	25,470
American Financial Realty Trust	7,736	90,124
American Home Mortgage Investment Corp.	2,704	84,392
Annaly Mortgage Management Inc.	7,424	90,127
Anthracite Capital Inc.	3,249	35,674
Anworth Mortgage Asset Corp.	2,773	21,796
Apartment Investment & Management Co. Class A	5,870	275,303
Arbor Realty Trust Inc.	783	21,133
Archstone-Smith Trust	12,846	626,499
Arden Realty Group Inc.	4,118	185,845
Ashford Hospitality Trust Inc.	2,831	35,104
AvalonBay Communities Inc.	4,409	481,022
Bedford Property Investors Inc.	874	23,537
BioMed Realty Trust Inc.	2,727	80,828
Boston Properties Inc.	6,713	625,987
Boykin Lodging Co.(1)	986	11,132
Brandywine Realty Trust	5,178	164,453
BRE Properties Inc. Class A	3,117	174,552
Camden Property Trust	2,869	206,711
Capital Lease Funding Inc.	1,465	16,247
Capital Trust Inc. Class A	732	22,780
CapitalSource Inc.	1,324	32,941
CarrAmerica Realty Corp.	3,620	161,488
CBL & Associates Properties Inc.	2,705	114,827
Cedar Shopping Centers Inc.	1,673	26,500
CentraCore Properties Trust	669	16,758
Colonial Properties Trust	2,775	139,111
Columbia Equity Trust Inc.	757	13,308
Commercial Net Lease Realty Inc.	3,376	78,661
Corporate Office Properties Trust	1,885	86,220

Cousins Properties Inc.	1,375	45,966
Crescent Real Estate Equities Co.	4,744	99,956
Deerfield Triarc Capital Corp.	1,340	18,077
Developers Diversified Realty Corp.	6,676	365,511
DiamondRock Hospitality Co.	1,283	17,718
Digital Realty Trust Inc.	617	17,381
Duke Realty Corp.	8,275	314,036
EastGroup Properties Inc.	1,143	54,224
ECC Capital Corp.	2,739	4,163
Education Realty Trust Inc.	1,712	26,194
Entertainment Properties Trust	535	22,459
Equity Inns Inc.	3,406	55,177
Equity Lifestyle Properties Inc.	501	24,925
Equity Office Properties Trust	23,099	775,664
Equity One Inc.	2,249	55,235
Equity Residential	17,396	813,959
Essex Property Trust Inc.	1,397	151,896
Extra Space Storage Inc.	3,133	53,856
Federal Realty Investment Trust	1,999	150,325
FelCor Lodging Trust Inc.	3,119	65,811
Fieldstone Investment Corp.	2,980	35,164
First Industrial Realty Trust Inc.	2,620	111,848
First Potomac Realty Trust	1,255	35,454
General Growth Properties Inc.	5,491	268,345
Glenborough Realty Trust Inc.	1,968	42,804
GMH Communities Trust	1,799	20,940
Government Properties Trust Inc.	1,396	13,318
Gramercy Capital Corp.	1,074	26,775
Health Care Property Investors Inc.	8,276	235,038
Health Care REIT Inc.	3,571	136,055
Healthcare Realty Trust Inc.	2,920	109,150
Heritage Property Investment Trust Inc.	1,712	67,778
Hersha Hospitality Trust	1,229	12,032
Highland Hospitality Corp.	3,502	44,510
Highwoods Properties Inc.	3,279	110,601
Home Properties Inc.	1,963	100,309
HomeBanc Corp.	3,877	34,079
Hospitality Properties Trust	4,380	191,275
Host Marriott Corp.	23,363	499,968
HRPT Properties Trust	12,869	151,082
Impac Mortgage Holdings Inc.	4,517	43,544
Inland Real Estate Corp.	1,260	20,551
Innkeepers USA Trust	2,589	43,884
Investors Real Estate Trust	2,701	25,768
iStar Financial Inc.	6,926	265,127
JER Investors Trust Inc.	665	11,052
Kilroy Realty Corp.	1,140	88,076
Kimco Realty Corp.	12,202	495,889
Kite Realty Group Trust	1,790	28,551
KKR Financial Corp.	1,987	44,568
LaSalle Hotel Properties	2,298	94,218
Lexington Corporate Properties Trust	2,874	59,923
Liberty Property Trust	5,360	252,778
LTC Properties Inc.	1,487	34,588
Luminent Mortgage Capital Inc.	2,370	19,221
Macerich Co. (The)	3,017	223,107
Mack-Cali Realty Corp.	3,776	181,248
Maguire Properties Inc.	2,239	81,724
Medical Properties Trust Inc.	719	7,765
Meristar Hospitality Corp.(1)	5,447	56,540
MFA Mortgage Investments Inc.	4,925	31,274
Mid-America Apartment Communities Inc.	1,093	59,842
MortgageIT Holdings Inc.	1,525	16,516

National Health Investors Inc.	1,434	36,424
National Health Realty Inc.	363	7,231
Nationwide Health Properties Inc.	3,737	80,346
New Century Financial Corp.	1,490	68,570
New Plan Excel Realty Trust Inc.	6,125	158,883
Newcastle Investment Corp.	2,668	63,819
Newkirk Realty Trust Inc.	483	8,737
NorthStar Realty Finance Corp.	1,623	17,772
NovaStar Financial Inc.(2)	1,743	58,286
Omega Healthcare Investors Inc.	559	7,837
One Liberty Properties Inc.	368	7,297
Opteum Inc. Class A	1,202	10,289
Origen Financial Inc.	897	5,454
Pan Pacific Retail Properties Inc.	2,509	177,888
Parkway Properties Inc.	861	37,608
Pennsylvania Real Estate Investment Trust	2,230	98,120
Post Properties Inc.	2,476	110,182
ProLogis	13,518	723,213
PS Business Parks Inc.	1,001	55,976
Public Storage Inc.	1,109	90,084
RAIT Investment Trust	872	24,625
Ramco-Gershenson Properties Trust	847	25,639
Realty Income Corp.	5,348	129,475
Reckson Associates Realty Corp.	5,036	230,750
Redwood Trust Inc.	1,203	52,114
Regency Centers Corp.	4,179	280,787
Republic Property Trust	943	11,099
Saxon Capital Inc.	2,978	31,090
Senior Housing Properties Trust	3,632	65,739
Shurgard Storage Centers Inc. Class A	2,880	191,894
Simon Property Group Inc.	6,642	558,858
Sizeler Property Investors Inc.	1,115	16,457
SL Green Realty Corp.	2,342	237,713
Sovran Self Storage Inc.	950	52,440
Spirit Finance Corp.	4,957	60,475
Strategic Hotels & Resorts Inc.	3,136	73,006
Sun Communities Inc.	528	18,665
Sunstone Hotel Investors Inc.	2,265	65,617
Taubman Centers Inc.	1,363	56,796
Thornburg Mortgage Inc.	6,496	175,782
Trizec Properties Inc.	5,454	140,331
Trustreet Properties Inc.	4,029	61,201
United Dominion Realty Trust Inc.	4,912	140,188
Universal Health Realty Income Trust	581	21,224
Urstadt Biddle Properties Inc. Class A	1,277	22,986
U-Store-It Trust	2,623	52,853
Vornado Realty Trust	7,277	698,592
Weingarten Realty Investors	4,890	199,268
Winston Hotels Inc.	1,610	18,306

		17,530,471
RETAIL—2.42%
AFC Enterprises Inc.	386	5,365
Allion Healthcare Inc.(1)	53	719
AnnTaylor Stores Corp.(1)	2,240	82,410
Asbury Automotive Group Inc.(1)	785	15,480
AutoNation Inc.(1)	10,949	235,951
Barnes & Noble Inc.	2,191	101,334
Big Lots Inc.(1)	5,716	79,795
BJ’s Wholesale Club Inc.(1)	4,077	128,466
Blair Corp.	225	9,317
Blockbuster Inc. Class A	11,495	45,635
Bob Evans Farms Inc.	2,151	63,906

Bombay Co. Inc. (The)(1)	1,537	5,072
Bon-Ton Stores Inc. (The)	385	12,455
Borders Group Inc.	4,154	104,847
Brown Shoe Co. Inc.	1,147	60,195
Buckle Inc. (The)	386	15,807
Burlington Coat Factory Warehouse Corp.	1,053	47,859
Cabela’s Inc. Class A(1)(2)	494	10,137
California Pizza Kitchen Inc.(1)	197	6,393
Casey’s General Store Inc.	3,042	69,571
Cash America International Inc.	1,430	42,929
Cato Corp. Class A	1,219	29,085
CBRL Group Inc.	1,548	67,973
Charlotte Russe Holding Inc.(1)	312	6,677
Charming Shoppes Inc.(1)	7,017	104,343
Chipotle Mexican Grill Inc. Class A(1)	130	7,201
Circuit City Stores Inc.	6,312	154,518
Claire’s Stores Inc.	491	17,828
Conn’s Inc.(1)	84	2,869
Cost Plus Inc.(1)	610	10,431
Costco Wholesale Corp.	18,097	980,134
CSK Auto Corp.(1)	271	3,759
Deb Shops Inc.	186	5,524
dELiA*s Inc.(1)	1,057	9,872
Denny’s Corp.(1)	3,194	15,203
Dillard’s Inc. Class A	3,915	101,947
Dollar Tree Stores Inc.(1)	2,083	57,637
Domino’s Pizza Inc.	1,927	55,016
Dress Barn Inc.(1)	397	19,036
DSW Inc. Class A(1)	411	12,873
Family Dollar Stores Inc.	2,278	60,595
Federated Department Stores Inc.	16,629	1,213,917
Finish Line Inc. (The)	264	4,343
First Cash Inc.(1)	664	13,273
Foot Locker Inc.	4,653	111,114
Fred’s Inc.(2)	1,021	13,538
Genesco Inc.(1)	293	11,395
Golf Galaxy Inc.(1)	181	3,955
Group 1 Automotive Inc.	1,329	63,181
Haverty Furniture Companies Inc.	1,330	19,086
IHOP Corp.	792	37,968
Insight Enterprises Inc.(1)	2,565	56,456
Jack in the Box Inc.(1)	1,642	71,427
Jill (J.) Group Inc. (The)(1)	338	8,082
Jo-Ann Stores Inc.(1)(2)	1,363	18,346
Kenneth Cole Productions Inc. Class A	33	914
Krispy Kreme Doughnuts Inc.(1)(2)	2,161	19,406
Landry’s Restaurants Inc.(2)	1,054	37,238
Lithia Motors Inc. Class A	989	34,318
Lone Star Steakhouse & Saloon Inc.	1,052	29,898
Longs Drug Stores Corp.	292	13,514
Luby’s Inc.(1)	1,681	20,996
MarineMax Inc.(1)	560	18,771
McCormick & Schmick’s Seafood Restaurants Inc.(1)	121	3,082
McDonald’s Corp.	77,382	2,658,846
Morton’s Restaurant Group Inc.(1)	288	5,005
Movado Group Inc.	1,108	25,573
99 Cents Only Stores(1)	2,421	32,829
O’Charley’s Inc.(1)	1,319	24,349
Office Depot Inc.(1)	17,925	667,527
OfficeMax Inc.	4,170	125,809
Outback Steakhouse Inc.	293	12,892
Papa John’s International Inc.(1)	582	19,095

Payless ShoeSource Inc.(1)	4,090	93,620
Penney (J.C.) Co. Inc.	8,295	501,101
Pep Boys-Manny, Moe & Jack Inc.	2,469	37,307
Pier 1 Imports Inc.	4,014	46,603
Regis Corp.	2,149	74,098
Retail Ventures Inc.(1)	979	14,352
Rite Aid Corp.(1)	31,801	127,204
Ruth’s Chris Steak House(1)	375	8,929
Ryan’s Restaurant Group Inc.(1)	2,606	37,787
Saks Inc.(1)	6,602	127,419
School Specialty Inc.(1)	874	30,153
Sears Holdings Corp.(1)	3,216	425,284
Sharper Image Corp.(1)	859	11,004
Shoe Carnival Inc.(1)	440	10,991
Smart & Final Inc.(1)	763	12,506
Sonic Automotive Inc.	1,742	48,358
Sports Authority Inc. (The)(1)	1,233	45,498
Stage Stores Inc.	1,625	48,344
Steak n Shake Co. (The)(1)	268	5,655
Syms Corp.	381	5,715
Systemax Inc.(1)	683	4,931
Talbots Inc. (The)	263	7,067
Tiffany & Co.	5,350	200,839
Too Inc.(1)	1,860	63,891
Trans World Entertainment Corp.(1)	1,357	7,558
Under Armour Inc. Class A(1)	316	10,238
United Auto Group Inc.	1,620	69,660
Wendy’s International Inc.	3,427	212,680
West Marine Inc.(1)	575	8,631
Wet Seal Inc. Class A(1)	1,758	11,691
Wilsons The Leather Experts Inc.(1)	149	581
Zale Corp.(1)	2,765	77,503

		10,649,505
SAVINGS & LOANS—1.34%
Anchor BanCorp Wisconsin Inc.	1,384	41,949
Astoria Financial Corp.	6,059	187,587
BankAtlantic Bancorp Inc. Class A	2,677	38,522
BankUnited Financial Corp. Class A	1,927	52,106
Berkshire Hills Bancorp Inc.	488	17,051
Beverly Hills Bancorp Inc.	762	8,077
BFC Financial Corp. Class A(1)	1,700	11,135
Brookline Bancorp Inc.	3,762	58,273
Capitol Federal Financial	1,335	43,121
Clifton Savings Bancorp Inc.	713	7,622
Commercial Capital Bancorp Inc.	2,023	28,443
Dime Community Bancshares	1,640	23,567
Downey Financial Corp.	1,256	84,529
Fidelity Bankshares Inc.	1,055	35,480
First Defiance Financial Corp.	422	11,115
First Financial Holdings Inc.	748	23,712
First Niagara Financial Group Inc.	6,712	98,398
First Place Financial Corp.	902	22,370
FirstFed Financial Corp.(1)	1,009	60,348
Flagstar Bancorp Inc.	2,115	31,937
Flushing Financial Corp.	1,172	20,463
Franklin Bank Corp. (Texas)(1)	1,230	23,653
Golden West Financial Corp.	8,979	609,674
Harbor Florida Bancshares Inc.	432	16,360
Horizon Financial Corp.	639	16,333
Independence Community Bank Corp.	5,172	215,569
Investors Bancorp Inc.(1)	2,295	31,992
ITLA Capital Corp.	332	16,009

Kearny Financial Corp.	1,311	18,000
KNBT Bancorp Inc.	1,933	31,605
MAF Bancorp Inc.	2,110	92,355
NASB Financial Inc.	14	480
New York Community Bancorp Inc.	16,336	286,207
NewAlliance Bancshares Inc.	3,548	51,198
Northwest Bancorp Inc.	1,172	29,019
OceanFirst Financial Corp.	557	13,647
Partners Trust Financial Group Inc.	3,019	35,986
PennFed Financial Services Inc.	534	10,237
PFF Bancorp Inc.	934	31,485
Provident Financial Holdings Inc.	296	9,650
Provident Financial Services Inc.	4,151	75,133
Provident New York Bancorp	2,385	30,933
Rockville Financial Inc.(1)	434	6,219
Sound Federal Bancorp Inc.	272	5,600
Sovereign Bancorp Inc.	22,402	490,828
Sterling Financial Corp. (Washington)	2,113	61,277
TierOne Corp.	1,091	37,039
United Community Financial Corp.	1,637	19,840
United Financial Bancorp Inc.	415	4,992
Washington Federal Inc.	5,110	123,662
Washington Mutual Inc.	60,387	2,573,694
Wauwatosa Holdings Inc.(1)	429	5,834
Westfield Financial Inc.	111	2,742
WSFS Financial Corp.	353	22,179

		5,905,236
SEMICONDUCTORS—0.68%
Actel Corp.(1)	1,443	23,001
Advanced Analogic Technologies Inc.(1)	400	4,560
Advanced Micro Devices Inc.(1)	13,849	459,233
AMIS Holdings Inc.(1)	276	2,501
Amkor Technology Inc.(1)	1,981	17,116
Applied Micro Circuits Corp.(1)	11,158	45,413
Asyst Technologies Inc.(1)	3,259	33,926
Atmel Corp.(1)	9,260	43,707
Axcelis Technologies Inc.(1)	5,936	34,785
Brooks Automation Inc.(1)	1,427	20,320
Cabot Microelectronics Corp.(1)(2)	235	8,719
Cirrus Logic Inc.(1)	323	2,739
Cohu Inc.	992	21,050
Conexant Systems Inc.(1)	29,455	101,620
Credence Systems Corp.(1)	3,823	28,061
DSP Group Inc.(1)	313	9,080
Emulex Corp.(1)	368	6,289
Entegris Inc.(1)	6,550	69,692
Exar Corp.(1)	1,292	18,450
Fairchild Semiconductor International Inc. Class A(1)	5,507	105,018
Freescale Semiconductor Inc. Class B(1)	21,321	592,084
Genesis Microchip Inc.(1)	970	16,529
Hittite Microwave Corp.(1)	159	5,360
Ikanos Communications Inc.(1)	113	2,227
Integrated Device Technology Inc.(1)	5,045	74,969
Integrated Silicon Solution Inc.(1)	2,233	14,827
International Rectifier Corp.(1)	941	38,986
Intersil Corp. Class A	4,569	132,135
Kopin Corp.(1)	4,264	21,363
Kulicke & Soffa Industries Inc.(1)	612	5,838
Lattice Semiconductor Corp.(1)	4,961	33,040
Leadis Technology Inc.(1)	875	4,970
LSI Logic Corp.(1)	14,989	173,273

LTX Corp.(1)	3,735	20,169
Mattson Technology Inc.(1)	313	3,756
Micron Technology Inc.(1)	19,147	281,844
MKS Instruments Inc.(1)	1,981	46,415
Novellus Systems Inc.(1)	3,912	93,888
Pericom Semiconductor Corp.(1)	832	8,204
Photronics Inc.(1)	1,415	26,545
Pixelworks Inc.(1)	801	3,981
PLX Technology Inc.(1)	108	1,355
Rambus Inc.(1)	1,974	77,657
Rudolph Technologies Inc.(1)	523	8,917
Semitool Inc.(1)	860	9,778
Skyworks Solutions Inc.(1)	5,578	37,875
Spansion Inc. Class A(1)	441	6,527
Standard Microsystems Corp.(1)	856	22,239
Teradyne Inc.(1)	3,624	56,208
TriQuint Semiconductor Inc.(1)	6,915	34,022
Ultratech Inc.(1)	93	2,277
Veeco Instruments Inc.(1)	694	16,205
Vitesse Semiconductor Corp.(1)	5,607	20,073
Zoran Corp.(1)	1,720	37,634

		2,986,450

SOFTWARE—0.37%
American Reprographics Co.(1)	926	32,123
AMICAS Inc.(1)	2,872	13,556
Atari Inc.(1)	2,552	1,633
Avid Technology Inc.(1)	163	7,084
BEA Systems Inc.(1)	22,560	296,213
BMC Software Inc.(1)	7,717	167,150
Borland Software Corp.(1)	4,827	26,066
CA Inc.	7,931	215,803
Compuware Corp.(1)	13,242	103,685
CSG Systems International Inc.(1)	1,473	34,262
Digi International Inc.(1)	207	2,416
eFunds Corp.(1)	837	21,628
EPIQ Systems Inc.(1)	540	10,260
Fair Isaac Corp.	1,003	39,739
Inter-Tel Inc.	1,031	22,105
InterVideo Inc.(1)	104	1,129
JDA Software Group Inc.(1)	1,738	25,097
Keane Inc.(1)	2,523	39,737
Lawson Software Inc.(1)	3,695	28,341
MapInfo Corp.(1)	306	4,290
MoneyGram International Inc.	970	29,798
MRO Software Inc.(1)	1,114	17,779
NetIQ Corp.(1)	2,682	29,904
Novell Inc.(1)	23,358	179,389
Nuance Communications Inc.(1)	3,038	35,879
Open Solutions Inc.(1)	139	3,796
Pegasystems Inc.(1)	752	6,136
Per-Se Technologies Inc.(1)	494	13,170
Phoenix Technologies Ltd.(1)	120	814
QAD Inc.	268	2,005
Quest Software Inc.(1)	566	9,452
Schawk Inc.	310	8,063
SeaChange International Inc.(1)	596	4,631
SPSS Inc.(1)	111	3,514
SSA Global Technologies Inc.(1)	143	2,292
Sybase Inc.(1)	5,506	116,287
SYNNEX Corp.(1)	596	11,062
Take-Two Interactive Software Inc.(1)	702	13,099
Taleo Corp. Class A(1)	139	1,814

THQ Inc.(1)	772	19,987
Ulticom Inc.(1)	718	7,719
Unica Corp.(1)	179	2,075
VeriFone Holdings Inc.(1)	433	13,116

		1,624,098

TELECOMMUNICATIONS—6.45%
Adaptec Inc.(1)	6,690	36,996
ADC Telecommunications Inc.(1)	7,106	181,843
Aeroflex Inc.(1)	4,216	57,886
Airspan Networks Inc.(1)	1,175	7,931
Alltel Corp.	19,881	1,287,295
American Tower Corp. Class A(1)	1,565	47,451
Anaren Inc.(1)	1,048	20,405
Andrew Corp.(1)	7,398	90,847
Anixter International Inc.	1,021	48,783
Applied Signal Technology Inc.	59	1,170
AT&T Inc.	239,704	6,481,596
Avaya Inc.(1)	8,488	95,914
BellSouth Corp.	111,769	3,872,796
Black Box Corp.	1,017	48,867
Broadwing Corp.(1)	4,255	62,719
Cbeyond Communications Inc.(1)	146	2,577
C-COR Inc.(1)	1,393	12,175
Centennial Communications Corp.	864	6,333
CenturyTel Inc.	7,065	276,383
CIENA Corp.(1)	35,059	182,657
Cincinnati Bell Inc.(1)	14,923	67,452
Citizens Communications Co.	20,961	278,152
Commonwealth Telephone Enterprises Inc.	638	21,979
CommScope Inc.(1)	1,937	55,301
Comverse Technology Inc.(1)	1,348	31,718
Consolidated Communications Holdings Inc.	820	13,341
Crown Castle International Corp.(1)	4,774	135,343
CT Communications Inc.	1,131	15,370
Ditech Communications Corp.(1)	737	7,702
Extreme Networks Inc.(1)	2,156	10,823
FairPoint Communications Inc.	1,926	26,617
Finisar Corp.(1)	7,224	35,759
Foundry Networks Inc.(1)	2,680	48,669
General Communication Inc. Class A(1)	3,359	40,610
Glenayre Technologies Inc.(1)	3,190	16,748
GlobeTel Communications Corp.(1)(2)	2,476	6,165
Golden Telecom Inc.	506	15,205
Harris Corp.	1,358	64,220
Hypercom Corp.(1)	786	7,310
IDT Corp. Class B(1)	3,543	39,221
Intrado Inc.(1)	229	5,949
Iowa Telecommunications Services Inc.	1,372	26,178
JDS Uniphase Corp.(1)	48,766	203,354
Juniper Networks Inc.(1)	9,170	175,330
Level 3 Communications Inc.(1)	50,325	260,684
Lucent Technologies Inc.(1)	270,777	825,870
MasTec Inc.(1)	2,155	30,536
Motorola Inc.	29,586	677,815
MRV Communications Inc.(1)(2)	2,815	11,542
NeuStar Inc. Class A(1)	980	30,380
Newport Corp.(1)	2,205	41,586
NTELOS Holdings Corp.(1)	345	4,833
NTL Inc.(1)	15,782	459,414
Oplink Communications Inc.(1)	855	14,826
Optical Communication Products Inc.(1)	969	2,985
PanAmSat Holding Corp.	1,754	43,534

Polycom Inc.(1)	2,389	51,794
Powerwave Technologies Inc.(1)	6,718	90,626
Preformed Line Products Co.	141	4,783
Price Communications Corp.(1)	2,791	49,373
Qwest Communications International Inc.(1)	91,410	621,588
RCN Corp.(1)	1,383	35,820
RF Micro Devices Inc.(1)	9,626	83,265
SafeNet Inc.(1)	838	22,190
SBA Communications Corp.(1)	734	17,183
Shenandoah Telecommunications Co.	365	16,421
Sprint Nextel Corp.	140,412	3,628,246
SureWest Communications	880	21,226
Sycamore Networks Inc.(1)	10,647	50,041
Talk America Holdings Inc.(1)	2,002	17,077
Tekelec(1)	130	1,798
Telephone & Data Systems Inc.	5,900	232,696
Tellabs Inc.(1)	27,286	433,847
3Com Corp.(1)	23,534	120,494
Time Warner Telecom Inc. Class A(1)	3,544	63,615
United States Cellular Corp.(1)	648	38,465
USA Mobility Inc.	1,631	46,451
UTStarcom Inc.(1)	2,756	17,335
Valor Communications Group Inc.	836	11,002
Verizon Communications Inc.	178,753	6,088,327
Wireless Facilities Inc.(1)	1,376	5,532
Zhone Technologies Inc.(1)	6,927	18,564

		28,362,904
TEXTILES—0.07%
Angelica Corp.	578	11,861
Dixie Group Inc.(1)	586	8,767
G&K Services Inc. Class A	1,174	49,942
Mohawk Industries Inc.(1)	2,464	198,894
UniFirst Corp.	539	17,906

		287,370
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	9,664	203,910
JAKKS Pacific Inc.(1)	1,301	34,789
LeapFrog Enterprises Inc.(1)(2)	1,838	19,520
Mattel Inc.	21,141	383,286
RC2 Corp.(1)	675	26,872
Topps Co. (The)	2,058	18,049

		686,426
TRANSPORTATION—1.46%
ABX Air Inc.(1)	1,312	8,935
Alexander & Baldwin Inc.	2,706	129,022
Arkansas Best Corp.	1,337	52,303
Bristow Group Inc.(1)	1,423	43,971
Burlington Northern Santa Fe Corp.	22,993	1,916,007
Covenant Transport Inc. Class A(1)	538	7,855
CSX Corp.	13,238	791,632
EGL Inc.(1)	763	34,335
Forward Air Corp.	190	7,085
Frozen Food Express Industries Inc.(1)	890	9,301
Genesee & Wyoming Inc. Class A(1)	227	6,964
GulfMark Offshore Inc.(1)	887	24,659
Horizon Lines Inc. Class A	473	6,130
Kansas City Southern Industries Inc.(1)	2,423	59,848
Kirby Corp.(1)	69	4,700
Laidlaw International Inc.	6,215	169,048
Maritrans Inc.	73	1,783

Marten Transport Ltd.(1)	1,006	18,199
Norfolk Southern Corp.	21,068	1,139,147
Overseas Shipholding Group Inc.	1,789	85,747
P.A.M. Transportation Services Inc.(1)	249	6,138
RailAmerica Inc.(1)	1,551	16,534
Ryder System Inc.	2,381	106,621
SCS Transportation Inc.(1)	903	26,286
SIRVA Inc.(1)	634	5,408
Swift Transportation Co. Inc.(1)	1,494	32,465
U.S. Xpress Enterprises Inc. Class A(1)	387	7,535
Union Pacific Corp.	16,062	1,499,388
USA Truck Inc.(1)	139	3,422
Werner Enterprises Inc.	2,358	43,316
YRC Worldwide Inc.(1)	3,624	137,929

		6,401,713
TRUCKING & LEASING—0.04%
AMERCO(1)	494	48,891
GATX Corp.	2,734	112,887
Interpool Inc.	446	9,009
TAL International Group Inc.(1)	320	7,715

		178,502
WATER—0.08%
American States Water Co.	1,019	38,070
Aqua America Inc.	7,048	196,075
California Water Service Group	1,090	49,105
Connecticut Water Service Inc.	276	7,237
Middlesex Water Co.	637	12,065
PICO Holdings Inc.(1)	567	18,649
SJW Corp.	772	20,728
Southwest Water Co.	1,256	20,021

		361,950

TOTAL COMMON STOCKS (Cost: $409,183,755)		438,963,752

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.73%
CERTIFICATES OF DEPOSIT(4)—0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$19,725	19,725
Washington Mutual Bank
4.79%, 05/10/06	19,725	19,725
Wells Fargo Bank N.A.
4.78%, 12/05/06	31,560	31,560

		71,010
COMMERCIAL PAPER(4)—0.14%
Amstel Funding Corp.
4.40%, 05/08/06	19,725	19,640
Aspen Funding Corp.
4.90%, 04/03/06	6,707	6,707
Barton Capital Corp.
4.73%, 05/10/06	15,780	15,703
Bryant Park Funding LLC
4.72%, 04/18/06	21,196	21,155

Cancara Asset Securitization Ltd.
4.73%, 04/20/06	9,863	9,841
CC USA Inc.
4.23%, 04/21/06	11,835	11,810
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	98,626	98,435
Ebury Finance Ltd.
4.79%, 05/10/06	9,863	9,814
Edison Asset Securitization LLC
4.37%, 05/08/06	19,725	19,641
Galaxy Funding Inc.
4.23%, 04/18/06	11,322	11,302
Giro Funding Corp.
4.76%, 04/24/06	9,863	9,835
Grampian Funding LLC
4.41%, 05/15/06	19,725	19,624
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	55,486	55,335
Liberty Street Funding Corp.
4.73%, 04/18/06	9,863	9,843
Mont Blanc Capital Corp.
4.73%, 04/20/06	59,176	59,043
Nordea North America Inc.
4.16%, 04/04/06	41,423	41,418
Park Granada LLC
4.75%, 05/05/06	17,075	17,002
Sigma Finance Inc.
4.16%, 04/06/06	23,670	23,662
Solitaire Funding Ltd.
4.75%, 05/10/06	11,835	11,777
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	80,250	80,085
Thunder Bay Funding Inc.
4.76%, 04/18/06	19,466	19,427
Tulip Funding Corp.
4.80%, 04/28/06	39,450	39,319

		610,418
MEDIUM-TERM NOTES(4)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	12,230	12,229
K2 USA LLC
3.94%, 07/07/06	23,670	23,670
Marshall & Ilsley Bank
5.18%, 12/15/06	39,450	39,546
Sigma Finance Inc.
5.13%, 03/30/07	13,808	13,808
Toronto-Dominion Bank
3.81%, 06/20/06	49,313	49,314
US Bank N.A.
2.85%, 11/15/06	7,890	7,800

		146,367
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(5)(6)	375,585	375,585

		375,585

REPURCHASE AGREEMENTS(4)—0.09%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $59,200 (collateralized by non-U.S. Government debt securities, value $65,258, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$59,176	59,176
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $98,667 (collateralized by non-U.S. Government debt securities, value $103,596, 3.82% to 6.58%, 4/21/34 to 11/20/35).	98,626	98,626
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $98,666 (collateralized by U.S. Government obligations, value $100,414, 4.50% to 5.00%, 4/1/34 to 3/1/36).	98,626	98,626
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $78,934 (collateralized by non-U.S. Government debt securities, value $83,054, 0.00% to 10.00%, 1/1/08 to 1/1/10).	78,901	78,901
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $39,466 (collateralized by U.S. Government obligations, value $40,340, 4.76% to 5.80%, 9/1/15 to 2/1/36).	39,450	39,450
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $39,466 (collateralized by non-U.S. Government debt securities, value $40,842, 0.00% to 6.91%, 4/3/06 to 3/15/32).	39,450	39,450

		414,229
TIME DEPOSITS(4)—0.04%
Fifth Third Bank
4.84%, 04/03/06	44,319	44,319
Societe Generale
4.85%, 04/03/06	39,450	39,450
UBS AG
4.88%, 04/03/06	78,901	78,901

		162,670
VARIABLE & FLOATING RATE NOTES(4)—0.32%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(7)	91,130	91,146
American Express Bank
4.74%, 07/19/06	9,863	9,863
American Express Centurion Bank
4.78%, 06/29/06	15,780	15,780
American Express Credit Corp.
4.76%, 02/05/07	11,835	11,844
ASIF Global Financing
4.95%, 05/30/06(7)	74,956	74,975
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(7)	25,643	25,643
Beta Finance Inc.
4.77%, 05/25/06(7)	27,615	27,615
BMW US Capital LLC
4.72%, 04/16/07(7)	39,450	39,450
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(7)	3,156	3,156

CC USA Inc.
4.77%, 05/25/06(7)	21,698	21,697
Commodore CDO Ltd.
4.97%, 12/12/06(7)	9,863	9,863
DEPFA Bank PLC
4.92%, 03/15/07	39,450	39,450
Eli Lilly Services Inc.
4.60%, 03/30/07(7)	39,450	39,450
Fifth Third Bancorp.
4.78%, 01/23/07(7)	78,901	78,901
General Electric Capital Corp.
4.79%, 04/09/07	17,753	17,765
Hartford Life Global Funding Trusts
4.77%, 02/15/07	39,450	39,450
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	39,450	39,450
Leafs LLC
4.78%, 01/22/07 - 02/20/07(7)	41,296	41,296
Marshall & Ilsley Bank
4.73%, 02/15/07	21,698	21,698
Metropolitan Life Global Funding I
4.67%, 04/05/07(7)	59,176	59,176
Natexis Banques Populaires
4.73%, 04/13/07(7)	29,588	29,588
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(7)	106,516	106,520
Northern Rock PLC
4.68%, 02/02/07(7)	47,340	47,342
Permanent Financing PLC
4.66%, 06/12/06(7)	34,322	34,322
Pfizer Investment Capital PLC
4.71%, 02/15/07(7)	39,450	39,450
Principal Life Income Funding Trusts
4.70%, 05/10/06	29,588	29,588
Sedna Finance Inc.
4.75%, 09/20/06(7)	11,835	11,835
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(7)	39,450	39,450
Strips III LLC
4.86%, 07/24/06(7)	9,947	9,947
SunTrust Bank
4.62%, 04/28/06	59,176	59,176
Toyota Motor Credit Corp.
4.81%, 04/10/06	17,753	17,753
UniCredito Italiano SpA
4.84%, 06/14/06	51,285	51,282
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	39,450	39,450
US Bank N.A.
4.75%, 09/29/06	17,753	17,750
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(7)	72,094	72,094
Wells Fargo & Co.
4.74%, 03/15/07(7)	19,725	19,727
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(7)	19,725	19,724
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(7)	23,670	23,670
Wind Master Trust
4.82%, 08/25/06(7)	4,084	4,084
Winston Funding Ltd.
4.68%, 04/23/06(7)	28,168	28,168

		1,408,588

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,188,867)	3,188,867

TOTAL INVESTMENTS IN SECURITIES — 100.52% (Cost: $412,372,622)	442,152,619
Other Assets, Less Liabilities — (0.52)%	(2,286,938)

NET ASSETS — 100.00%	$439,865,681

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL MICROCAPTM INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—100.24%
ADVERTISING—0.28%
Greenfield Online Inc.(1)	10,508	$62,943
Marchex Inc. Class B(1)(2)	10,656	229,104
SITEL Corp.(1)	31,302	131,468
ValueVision Media Inc. Class A(1)	15,022	191,981

		615,496
AEROSPACE & DEFENSE—1.58%
AAR Corp.(1)	17,234	490,824
Allied Defense Group Inc. (The)(1)	6,216	136,441
Arotech Corp.(1)	50,017	24,508
Ducommun Inc.(1)	7,030	156,066
Fairchild Corp. (The) Class A(1)	25,012	65,031
HEICO Corp.	12,284	389,280
Herley Industries Inc.(1)	15,836	330,656
Innovative Solutions & Support Inc.(1)	10,064	130,832
Kaman Corp.	16,502	415,190
MTC Technologies Inc.(1)	5,402	151,202
Orbital Sciences Corp.(1)	32,856	519,782
TVI Corp.(1)	36,408	143,812
United Industrial Corp.(2)	7,696	468,917

		3,422,541
AGRICULTURE—0.28%
Alico Inc.	1,833	83,292
Andersons Inc.	5,550	434,176
Hines Horticulture Inc.(1)	22,570	78,544

		596,012
AIRLINES—0.38%
ExpressJet Holdings Inc.(1)	21,756	161,865
Frontier Airlines Inc.(1)	17,094	131,624
Mesa Air Group Inc.(1)	17,242	197,248
Pinnacle Airlines Corp.(1)	16,206	107,932
Republic Airways Holdings Inc.(1)	8,288	122,745
World Air Holdings Inc.(1)	10,508	103,189

		824,603
APPAREL—1.42%
Ashworth Inc.(1)	10,508	104,344
Cherokee Inc.	8,880	357,598
Cutter & Buck Inc.	8,658	104,156
Deckers Outdoor Corp.(1)	3,922	158,998
DHB Industries Inc.(1)	10,582	50,582
Gymboree Corp.(1)	15,614	406,589
Hartmarx Corp.(1)	16,354	145,714
Iconix Brand Group Inc.(1)	15,614	227,184
Mossimo Inc.(1)	16,428	89,861
Perry Ellis International Inc.(1)	10,286	232,772
Rocky Shoes & Boots Inc.(1)	4,884	128,938

Skechers U.S.A. Inc. Class A(1)	10,878	271,189
Steven Madden Ltd.	8,214	291,597
Stride Rite Corp.	21,682	313,955
Tandy Brands Accessories Inc.	10,286	105,946
Unifi Inc.(1)	27,232	90,955

		3,080,378
AUTO MANUFACTURERS—0.13%
A.S.V. Inc.(1)	8,880	286,114

		286,114
AUTO PARTS & EQUIPMENT—0.54%
Aftermarket Technology Corp.(1)	11,100	250,971
Amerigon Inc. Class A(1)	13,246	102,921
Commercial Vehicle Group Inc.(1)	6,882	132,203
Dura Automotive Systems Inc.(1)	15,910	38,184
Exide Technologies Inc.(1)	16,724	47,831
Keystone Automotive Industries Inc.(1)	8,214	346,713
Spartan Motors Inc.	7,844	90,206
Titan International Inc.	9,028	155,823

		1,164,852
BANKS—9.74%
AmericanWest Bancorporation(1)	6,188	163,796
Ameris Bancorp	9,842	228,925
AmeriServ Financial Inc.(1)	28,120	140,600
Arrow Financial Corp.	7,825	214,405
Banc Corp. (The)(1)	10,582	125,397
Bancorp Inc. (The)(1)	8,880	218,004
BancTrust Financial Group Inc.	8,584	190,136
Bank of Granite Corp.	9,768	197,997
Bank of the Ozarks Inc.(2)	9,515	347,297
BankFinancial Corp.(1)	5,768	91,827
Banner Corp.	6,808	231,472
Bryn Mawr Bank Corp.	9,422	208,886
Capital Crossing Bank(1)	6,734	214,545
Capitol Bancorp Ltd.	5,723	267,550
Cardinal Financial Corp.	23,902	323,394
Cascade Bancorp	13,420	396,561
Center Financial Corp.	8,954	216,955
City Bank	9,908	461,118
Coastal Financial Corp.	26,807	368,864
CoBiz Inc.	7,022	144,653
Columbia Banking System Inc.	13,024	435,783
Community Bancorp(1)	8,584	265,846
Community Banks Inc.	10,485	298,403
Community Trust Bancorp Inc.	6,734	228,283
EuroBancshares Inc.(1)	7,836	92,386
Financial Institutions Inc.	8,140	153,765
First Bancorp Inc. (North Carolina)	7,622	170,580
First Busey Corp. Class A	8,050	169,855
First Community Bancshares Inc.(2)	5,772	184,589
First Financial Corp.	7,678	228,804
First Indiana Corp.	12,117	338,064
First Merchants Corp.	10,458	277,346
First Oak Brook Bancshares Inc. Class A	5,550	148,462
1st Source Corp.	1,156	34,657
First State Bancorp	7,696	204,406
Gateway Financial Holdings Inc.	8,856	150,463
GB&T Bancshares Inc.(2)	8,066	180,275
German American Bancorp	15,066	202,487
Great Southern Bancorp Inc.	3,922	113,267
Heartland Financial USA Inc.	7,615	179,714

Heritage Commerce Corp.	7,030	175,750
IBERIABANK Corp.	8,805	498,099
Independent Bank Corp. (Massachusetts)	13,764	442,513
Integra Bank Corp.	19,018	434,751
Interchange Financial Services Corp.	9,546	181,374
Lakeland Bancorp Inc.(2)	11,248	175,019
Lakeland Financial Corp.	6,227	291,112
LNB Bancorp Inc.	13,892	268,116
Macatawa Bank Corp.	5,889	223,252
MainSource Financial Group Inc.	18,500	349,650
MBT Financial Corp.	9,176	154,157
Mercantile Bank Corp.	8,214	321,167
Midwest Banc Holdings Inc.	14,356	372,395
Nara Bancorp Inc.	15,540	272,727
Old Second Bancorp Inc.	12,654	415,431
Omega Financial Corp.	7,942	268,916
Oriental Financial Group Inc.	14,356	207,444
Pacific Mercantile Bancorp(1)	7,178	142,699
Peoples Bancorp Inc.	9,162	274,860
Pinnacle Financial Partners Inc.(1)	7,132	195,702
Preferred Bank	8,604	434,416
PremierWest Bancorp	5,505	101,842
Renasant Corp.	6,604	243,952
Republic First Bancorp Inc.(1)	10,434	153,171
Sandy Spring Bancorp Inc.	7,280	276,567
SCBT Financial Corp.	6,862	240,719
Seacoast Banking Corp. of Florida	5,920	172,331
Security Bank Corp.	7,030	177,648
Simmons First National Corp. Class A	7,567	225,194
Southern Community Financial Corp.	19,484	179,058
Southside Bancshares Inc.	10,334	209,057
Southwest Bancorp Inc.	12,916	287,252
Sterling Bancorp	10,423	214,714
Suffolk Bancorp	5,624	195,153
Summit Bancshares Inc.	9,324	179,673
SY Bancorp Inc.	7,178	189,643
Texas Capital Bancshares Inc.(1)	13,986	335,664
TriCo Bancshares	6,290	178,133
Union Bankshares Corp.	5,538	253,142
Univest Corp. of Pennsylvania	5,846	148,839
Vineyard National Bancorp	8,510	249,343
Virginia Commerce Bancorp Inc.(1)	5,172	185,933
Virginia Financial Group Inc.	5,328	213,227
Washington Trust Bancorp Inc.	7,030	197,332
West Bancorporation	13,172	261,201
West Coast Bancorp	7,030	196,488
Western Sierra Bancorp	5,812	263,516
Wilshire Bancorp Inc.	12,876	239,365
Yardville National Bancorp	10,896	400,973

		21,078,497
BEVERAGES—0.42%
Boston Beer Co. Inc. Class A(1)	8,436	219,420
Coca-Cola Bottling Co. Consolidated	6,423	295,458
Green Mountain Coffee Roasters Inc.(1)	4,366	173,418
Peet’s Coffee & Tea Inc.(1)	7,696	230,880

		919,176
BIOTECHNOLOGY—4.68%
Aastrom Biosciences Inc.(1)	83,402	169,306
Advanced Magnetics Inc.(1)	4,588	175,491
ADVENTRX Pharmaceuticals Inc.(1)	24,568	121,612
Arena Pharmaceuticals Inc.(1)	17,834	322,974

ARIAD Pharmaceuticals Inc.(1)	28,720	188,978
ArQule Inc.(1)	20,007	114,840
Avant Immunotherapeutics Inc.(1)	45,584	114,416
Avigen Inc.(1)	17,686	91,437
Barrier Therapeutics Inc.(1)	11,310	109,481
Biocryst Pharmaceuticals Inc.(1)	15,040	271,622
BioSante Pharmaceuticals Inc.(1)	13,616	59,910
Cambrex Corp.	12,634	246,868
Cell Genesys Inc.(1)(2)	22,570	180,109
Cotherix Inc.(1)	7,178	65,607
CuraGen Corp.(1)(2)	22,716	113,807
Curis Inc.(1)	31,330	74,565
Cytogen Corp.(1)	11,174	40,450
Cytokinetics Inc.(1)	14,924	108,796
deCODE genetics Inc.(1)	29,082	252,141
Digene Corp.(1)	8,376	327,502
EntreMed Inc.(1)	22,496	58,715
Enzo Biochem Inc.(1)	12,802	172,827
Enzon Pharmaceuticals Inc.(1)	21,868	177,131
Exelixis Inc.(1)	38,997	468,354
Genaera Corp.(1)	62,370	87,318
Gene Logic Inc.(1)	15,392	70,649
Genitope Corp.(1)	15,233	132,527
GenVec Inc.(1)	14,149	30,986
Geron Corp.(1)	30,267	251,519
GTC Biotherapeutics Inc.(1)	24,568	27,270
Halozyme Therapeutics Inc.(1)(2)	46,703	161,125
Harvard Bioscience Inc.(1)	23,014	101,031
Illumina Inc.(1)	17,760	421,800
Immunogen Inc.(1)	24,401	105,900
Immunomedics Inc.(1)(2)	26,048	76,842
Inovio Biomedical Corp.(1)(2)	20,128	53,742
InterMune Inc.(1)(2)	12,877	238,740
Keryx Biopharmaceuticals Inc.(1)	14,503	277,152
Kosan Biosciences Inc.(1)	12,803	75,410
Lexicon Genetics Inc.(1)	35,458	196,437
LifeCell Corp.(1)	14,948	337,077
Maxygen Inc.(1)	17,889	148,121
Momenta Pharmaceuticals Inc.(1)	3,700	72,742
Monogram Biosciences Inc.(1)	68,302	125,676
Myogen Inc.(1)	12,350	447,440
Myriad Genetics Inc.(1)	16,338	426,258
Nanogen Inc.(1)(2)	38,112	115,098
Neose Technologies Inc.(1)	17,168	46,525
Neurobiological Technologies Inc.(1)	23,704	83,912
Northfield Laboratories Inc.(1)(2)	13,635	136,350
Orchid Cellmark Inc.(1)	13,838	79,430
Oscient Pharmaceuticals Corp.(1)	38,110	76,220
Oxigene Inc.(1)	12,728	59,694
Panacos Pharmaceuticals Inc.(1)	12,580	95,105
Peregrine Pharmaceuticals Inc.(1)	104,488	160,912
Regeneration Technologies Inc.(1)	16,280	127,147
Regeneron Pharmaceuticals Inc.(1)	16,798	279,351
RegeneRx Biopharmaceuticals Inc.(1)	14,060	42,883
Repligen Corp.(1)	17,390	64,343
Savient Pharmaceuticals Inc.(1)	33,300	177,489
Sirna Therapeutics Inc.(1)	17,465	117,714
Sonus Pharmaceuticals Inc.(1)	15,392	92,352
StemCells Inc.(1)	42,624	152,594
Strategic Diagnostic Inc.(1)	15,836	52,576
SuperGen Inc.(1)	26,116	148,339
Third Wave Technologies Inc.(1)	15,392	48,177
Vical Inc.(1)	11,396	70,427

		10,119,339

BUILDING MATERIALS—0.73%
Apogee Enterprises Inc.	16,428	277,305
Comfort Systems USA Inc.	17,685	238,747
Craftmade International Inc.	5,550	102,619
Drew Industries Inc.(1)	8,436	299,900
Fiberstars Inc.(1)	5,032	45,389
LSI Industries Inc.	15,688	267,324
U.S. Concrete Inc.(1)	23,976	346,693

		1,577,977
CHEMICALS—1.18%
Aceto Corp.	12,950	95,441
American Pacific Corp.(1)	13,542	124,316
Flexible Solutions International Inc.(1)	13,172	43,731
ICO Inc.(1)	38,036	190,180
Innospec Inc.	6,142	157,419
Landec Corp.(1)	14,825	118,303
NewMarket Corp.	7,770	369,774
OMNOVA Solutions Inc.(1)	19,758	120,919
Penford Corp.	7,696	123,752
Pioneer Companies Inc.(1)	6,734	205,387
Quaker Chemical Corp.	6,216	135,198
Schulman (A.) Inc.	18,056	446,886
Tronox Inc. Class B(1)	5,500	93,445
Wellman Inc.	21,016	133,662
Zoltek Companies Inc.(1)(2)	8,732	199,614

		2,558,027
COAL—0.12%
James River Coal Co.(1)	7,547	256,372

		256,372
COMMERCIAL SERVICES—4.52%
ACE Cash Express Inc.(1)	6,512	162,084
Albany Molecular Research Inc.(1)	12,209	124,043
AMN Healthcare Services Inc.(1)	5,920	110,822
Bankrate Inc.(1)	4,884	212,747
Bowne & Co. Inc.	17,538	292,358
Cadmus Communications Corp.	5,698	104,786
Carriage Services Inc.(1)	12,950	62,160
Cash Systems Inc.(1)	8,732	60,701
CBIZ Inc.(1)	29,378	235,024
CDI Corp.	9,028	259,736
Cenveo Inc.(1)	25,900	429,422
Clark Inc.	7,029	83,012
Coinstar Inc.(1)	12,580	325,948
Cornell Companies Inc.(1)	6,290	90,828
DiamondCluster International Inc. Class A(1)	15,540	166,278
Discovery Partners International Inc.(1)	21,534	52,328
Document Security Systems Inc.(1)(2)	6,734	85,522
Dollar Financial Corp.(1)	6,068	107,889
Electro Rent Corp.(1)	10,139	172,363
Escala Group Inc.(1)(2)	5,180	135,664
Exponent Inc.(1)	2,735	86,563
First Consulting Group Inc.(1)	16,301	120,464
Forrester Research Inc.(1)	6,808	151,955
Franklin Covey Co.(1)	7,400	58,016
Geo Group Inc. (The)(1)	4,885	162,866
Gevity HR Inc.	13,986	342,098
Healthcare Services Group Inc.(2)	15,170	324,031
Heidrick & Struggles International Inc.(1)	10,212	370,491

HMS Holdings Corp.(1)	11,766	102,952
Hooper Holmes Inc.	28,416	82,122
Hudson Highland Group Inc.(1)	12,358	234,061
Huron Consulting Group Inc.(1)	4,366	132,246
Integrated Alarm Services Group Inc.(1)(2)	19,018	69,986
Intersections Inc.(1)	6,586	74,488
Kendle International Inc.(1)	7,030	237,614
Kforce Inc.(1)	21,534	274,558
Landauer Inc.	4,218	211,828
LECG Corp.(1)	8,584	165,414
Michael Baker Corp.(1)	90	2,550
Midas Inc.(1)	8,954	195,824
Monro Muffler Brake Inc.	5,328	197,882
Odyssey Marine Exploration Inc.(1)	22,792	83,647
On Assignment Inc.(1)	14,726	161,691
PAREXEL International Corp.(1)	12,358	326,746
PDI Inc.(1)	5,476	63,905
PeopleSupport Inc.(1)	12,728	124,734
Providence Service Corp. (The)(1)	7,992	259,900
Rent-Way Inc.(1)	16,946	122,181
Rural/Metro Corp.(1)	14,578	114,875
Senomyx Inc.(1)	10,534	173,390
Services Acquisition Corp. International(1)	13,074	133,616
Source Interlink Companies Inc.(1)	18,278	208,369
SOURCECORP Inc.(1)	8,584	206,960
Spherion Corp.(1)	33,892	352,477
Standard Parking Corp.(1)	4,810	134,055
StarTek Inc.	7,918	186,548
Vertrue Inc.(1)	4,218	176,312
Westaff Inc.(1)	22,422	86,773

		9,787,903
COMPUTERS—3.36%
Advanced Digital Information Corp.(1)	32,042	281,329
Agilysys Inc.	15,318	230,689
Analysts International Corp.(1)	21,682	60,493
Ansoft Corp.(1)	4,070	169,678
Applix Inc.(1)	4,131	31,520
Carreker Corp.(1)	9,941	63,921
Catapult Communications Corp.(1)	5,624	74,799
CIBER Inc.(1)	25,826	164,770
Computer Horizons Corp.(1)	19,906	99,530
Computer Task Group Inc.(1)	16,798	71,392
Covansys Corp.(1)	15,836	272,221
Cray Inc.(1)	66,748	120,814
Digimarc Corp.(1)	12,399	92,621
Dot Hill Systems Corp.(1)	27,380	194,398
Echelon Corp.(1)	11,026	104,085
iCAD Inc.(1)	19,314	30,130
Immersion Corp.(1)	15,022	130,391
InFocus Corp.(1)	28,268	134,273
InterVoice-Brite Inc.(1)	21,312	183,496
Iomega Corp.(1)	26,048	85,437
Lexar Media Inc.(1)	36,630	314,285
LivePerson Inc.(1)	19,684	142,512
Magma Design Automation Inc.(1)	17,390	150,424
Maxwell Technologies Inc.(1)	5,920	115,499
McDATA Corp. Class A(1)	60,311	278,637
Mobility Electronics Inc.(1)	15,244	126,983
Ness Technologies Inc.(1)	11,470	144,407
NetScout Systems Inc.(1)	10,449	95,086
Overland Storage Inc.(1)	15,540	141,103
PAR Technology Corp.(1)	3,552	63,012

Quantum Corp.(1)	90,872	339,861
Radiant Systems Inc.(1)	12,506	169,081
RadiSys Corp.(1)	11,544	229,148
Rimage Corp.(1)	6,734	152,054
SI International Inc.(1)	5,328	187,279
Sigma Designs Inc.(1)	12,358	180,303
Silicon Storage Technology Inc.(1)	44,769	196,088
Stratasys Inc.(1)	20,181	594,936
Sykes Enterprises Inc.(1)	13,320	188,878
Synaptics Inc.(1)	10,449	229,774
3D Systems Corp.(1)	7,844	167,626
Tier Technologies Inc. Class B(1)	13,246	106,630
TransAct Technologies Inc.(1)	7,318	69,155
Tyler Technologies Inc.(1)(2)	15,095	166,045
Xanser Corp.(1)	29,230	129,489

		7,274,282
COSMETICS & PERSONAL CARE—0.05%
Parlux Fragrances Inc.(1)(2)	3,181	102,587

		102,587
DISTRIBUTION & WHOLESALE—0.79%
Bell Microproducts Inc.(1)	14,874	91,624
Brightpoint Inc.(1)	22,113	686,830
Handleman Co.	13,394	128,582
Industrial Distribution Grp(1)	9,546	80,664
LKQ Corp.(1)	14,948	311,068
Navarre Corp.(1)(2)	14,060	60,317
NuCo2 Inc.(1)	7,696	244,271
Rentrak Corp.(1)	9,324	95,198

		1,698,554
DIVERSIFIED FINANCIAL SERVICES—0.97%
Asta Funding Inc.	5,476	182,132
Consumer Portfolio Services(1)	13,320	108,958
Encore Capital Group Inc.(1)	8,584	126,614
eSpeed Inc.(1)	10,212	81,390
Federal Agricultural Mortgage Corp.	1,213	35,686
Firstcity Financial Corp.(1)	8,130	96,828
LaBranche & Co. Inc.(1)(2)	27,898	441,067
MarketAxess Holdings Inc.(1)	13,764	165,581
MCF Corp.(1)	58,756	82,258
Ocwen Financial Corp.(1)	15,096	154,281
Sanders Morris Harris Group Inc.	158	2,534
Stifel Financial Corp.(1)	3,522	153,806
SWS Group Inc.	1,334	34,884
Thomas Weisel Partners Group Inc.(1)	115	2,519
TradeStation Group Inc.(1)	10,582	146,243
World Acceptance Corp.(1)	10,064	275,754

		2,090,535
ELECTRIC—0.07%
Central Vermont Public Service Corp.	7,326	155,384

		155,384
ELECTRICAL COMPONENTS & EQUIPMENT—1.97%
Active Power Inc.(1)	19,906	99,331
Advanced Energy Industries Inc.(1)	13,688	193,411
American Superconductor Corp.(1)	16,872	191,497
Artesyn Technologies Inc.(1)	20,646	226,074
C&D Technologies Inc.	13,394	123,761
Capstone Turbine Corp.(1)	49,358	179,663
Cherokee International Corp.(1)	11,692	59,629

Color Kinetics Inc.(1)	7,104	150,463
Distributed Energy Systems(1)	16,354	116,113
Encore Wire Corp.(1)	10,212	345,983
EnerSys(1)	24,050	331,890
GrafTech International Ltd.(1)	49,579	302,432
Greatbatch Inc.(1)	9,990	218,881
Insteel Industries Inc.	3,922	222,691
Lamson & Sessions Co.(1)	6,882	191,526
Magnetek Inc.(1)	17,094	67,863
Medis Technologies Ltd.(1)(2)	8,691	202,761
Power-One Inc.(1)	37,370	269,064
Research Frontiers Inc.(1)(2)	18,342	70,800
Superior Essex Inc.(1)	11,470	291,797
Ultralife Batteries Inc.(1)	10,878	139,782
Universal Display Corp.(1)	14,282	205,375
Valence Technology Inc.(1)(2)	21,238	52,883
Xenonics Holdings Inc.(1)	8,291	13,514

		4,267,184
ELECTRONICS—4.41%
American Science & Engineering Inc.(1)	4,810	449,254
Axsys Technologies Inc.(1)	3,626	61,823
Badger Meter Inc.	4,070	231,909
Ballantyne of Omaha Inc.(1)	18,352	81,850
Bel Fuse Inc. Class B	7,844	274,775
California Micro Devices Corp.(1)	16,132	127,604
CTS Corp.	19,906	266,342
Cubic Corp.	16,798	402,144
Cyberoptics Corp.(1)	5,846	87,515
Daktronics Inc.	8,436	307,914
Electro Scientific Industries Inc.(1)	14,356	317,698
Excel Technology Inc.(1)	5,772	170,101
Fargo Electronics(1)	8,066	136,396
FARO Technologies Inc.(1)	5,920	84,360
Frequency Electronics Inc.	6,512	91,168
Identix Inc.(1)	44,844	356,958
II-VI Inc.(1)	11,248	203,476
Innovex Inc.(1)	14,726	76,428
Intelli-Check Inc.(1)	14,504	95,291
Interlink Electronics Inc.(1)	10,286	31,475
International DisplayWorks Inc.(1)	18,130	118,752
Iteris Inc.(1)	19,092	50,403
LaBarge Inc.(1)	5,476	81,866
LeCroy Corp.(1)	9,176	143,604
Lo-Jack Corp.(1)	10,138	243,109
Meade Instruments Corp.(1)	27,528	77,354
Measurements Specialties Inc.(1)	7,030	183,835
Mechanical Technology Inc.(1)	19,980	74,925
Merix Corp.(1)	15,688	192,962
Methode Electronics Inc.	21,682	236,117
Metrologic Instruments Inc.(1)	6,586	152,334
Molecular Devices Corp.(1)	9,398	311,638
Multi-Fineline Electronix Inc.(1)	4,440	259,696
OSI Systems Inc.(1)	8,066	170,435
Park Electrochemical Corp.	11,174	329,633
Photon Dynamics Inc.(1)	8,510	159,563
Planar Systems Inc.(1)	8,510	143,989
RAE Systems Inc.(1)	22,496	80,311
Rofin-Sinar Technologies Inc.(1)	7,769	420,536
SAFLINK Corp.(1)	42,698	35,866
SBS Technologies Inc.(1)	9,028	146,254
Sonic Solutions Inc.(1)	11,618	210,402
Spatialight Inc.(1)(2)	17,661	62,520

Spectrum Control Inc.(1)	12,284	100,483
SRS Labs Inc.(1)	11,618	69,940
Stoneridge Inc.(1)	6,956	37,841
Technitrol Inc.	21,016	503,964
TTM Technologies Inc.(1)	21,682	314,172
UQM Technologies Inc.(1)	21,978	98,681
Viisage Technology Inc.(1)(2)	7,318	128,138
Woodhead Industries Inc.	7,474	124,068
X-Rite Inc.	16,399	217,779
Zygo Corp.(1)	13,394	218,590

		9,554,241
ENERGY - ALTERNATE SOURCES—0.46%
Evergreen Solar Inc.(1)(2)	17,897	275,614
FuelCell Energy Inc.(1)(2)	24,789	284,330
Millennium Cell Inc.(1)(2)	37,814	60,502
Plug Power Inc.(1)	21,312	106,560
Quantum Fuel Systems Technologies Worldwide Inc.(1)(2)	24,272	86,894
Syntroleum Corp.(1)(2)	20,942	173,190

		987,090
ENGINEERING & CONSTRUCTION—0.57%
ENGlobal Corp.(1)	7,030	102,708
Infrasource Services Inc.(1)	7,696	132,448
Insituform Technologies Inc. Class A(1)	13,246	352,344
Layne Christensen Co.(1)	6,660	223,243
Perini Corp.(1)	10,656	323,623
Sterling Construction Co. Inc.(1)	4,218	91,488

		1,225,854
ENTERTAINMENT—0.77%
Bluegreen Corp.(1)	9,250	122,285
Carmike Cinemas Inc.	9,102	219,631
Dover Downs Gaming & Entertainment Inc.	7,091	154,371
Dover Motorsports Inc.	16,872	92,627
Image Entertainment Inc.(1)	19,536	72,283
Mikohn Gaming Corp.(1)	13,657	130,697
Six Flags Inc.(1)(2)	48,025	488,895
Steinway Musical Instruments Inc.(1)	1,965	63,312
Sunterra Corp.(1)	11,692	166,962
Youbet.com Inc.(1)	20,526	112,072
Zomax Inc.(1)	25,086	46,158

		1,669,293
ENVIRONMENTAL CONTROL—0.98%
American Ecology Corp.	9,028	183,991
Calgon Carbon Corp.	21,830	134,255
Casella Waste Systems Inc. Class A(1)	13,468	191,380
Clean Harbors Inc.(1)	7,992	237,123
Darling International Inc.(1)	29,156	136,450
Duratek Inc.(1)	7,548	165,301
Metal Management Inc.	11,174	353,657
Perma-Fix Environmental Services Inc.(1)	46,694	89,186
Rentech Inc.(1)	52,318	227,583
Synagro Technologies Inc.	34,484	172,420
Waste Services Inc.(1)	41,366	130,303
WCA Waste Corp.(1)	13,912	96,828

		2,118,477
FOOD—1.16%
Cal-Maine Foods Inc.	17,094	124,273
Imperial Sugar Co.	7,622	232,242
Ingles Markets Inc. Class A	9,469	168,738

J&J Snack Foods Corp.	8,790	295,256
Lance Inc.	19,610	441,225
Lifeway Foods Inc.(1)(2)	3,404	41,704
M&F Worldwide Corp.(1)	208	2,970
Nash Finch Co.	7,400	221,260
Pathmark Stores Inc.(1)	19,491	203,876
Poore Brothers Inc.(1)	14,208	39,782
Rocky Mountain Chocolate Factory Inc.	4,070	64,265
Sanfilippo (John B.) & Son Inc.(1)(2)	4,662	73,799
Spartan Stores Inc.	12,950	165,113
Tasty Baking Co.	18,574	148,592
Wild Oats Markets Inc.(1)(2)	13,616	276,813

		2,499,908
FOREST PRODUCTS & PAPER—0.88%
Buckeye Technologies Inc.(1)	13,247	119,885
Caraustar Industries Inc.(1)	15,244	156,861
Deltic Timber Corp.	4,958	300,455
Glatfelter Co.	21,979	402,875
Mercer International Inc.(1)(2)	18,278	170,168
Neenah Paper Inc.	7,844	256,891
Pope & Talbot Inc.	11,618	79,002
Rock-Tenn Co. Class A	15,539	232,930
Schweitzer-Mauduit International Inc.	8,065	193,560

		1,912,627
GAS—0.34%
Cascade Natural Gas Corp.	8,954	176,394
EnergySouth Inc.	13,636	433,761
SEMCO Energy Inc.(1)	24,050	133,237

		743,392
HEALTH CARE - PRODUCTS—4.40%
Abaxis Inc.(1)	12,728	288,671
ABIOMED Inc.(1)	14,208	183,283
Adeza Biomedical Corp.(1)	5,032	106,326
Align Technology Inc.(1)	31,228	286,361
American Medical Alert Corp.(1)	10,826	67,879
ATS Medical Inc.(1)	22,866	56,708
BioLase Technology Inc.(2)	11,766	112,365
Candela Corp.(1)	15,022	324,475
Cantel Medical Corp.(1)	5,550	90,965
CardioDynamics International Corp.(1)	62,900	111,962
Cepheid Inc.(1)	23,754	217,587
Cerus Corp.(1)	11,322	96,916
Cholestech Corp.(1)	7,622	99,315
Columbia Laboratories Inc.(1)	24,198	120,264
Conceptus Inc.(1)	16,058	210,520
Cutera Inc.(1)	5,637	152,875
Datascope Corp.	8,510	336,656
Digirad Corp.(1)	13,690	58,593
Encore Medical Corp.(1)	27,676	141,701
Endologix Inc.(1)	17,686	84,009
EP MedSystems Inc.(1)	17,760	48,840
EPIX Pharmaceuticals Inc.(1)	19,312	67,592
FONAR Corp.(1)	77,330	50,466
Hanger Orthopedic Group Inc.(1)	14,134	98,231
HealthTronics Inc.(1)	17,834	147,487
ICU Medical Inc.(1)	7,252	262,450
Immunicon Corp.(1)	11,692	47,119
IntraLase Corp.(1)	10,152	235,526
IRIS International Inc.(1)	9,694	151,517
Kensey Nash Corp.(1)(2)	5,402	154,497

Lifecore Biomedical Inc.(1)	6,586	77,056
Luminex Corp.(1)	12,677	188,380
Merge Technologies Inc.(1)	9,176	146,541
Meridian Bioscience Inc.	11,177	301,555
Merit Medical Systems Inc.(1)	14,134	169,749
Microtek Medical Holdings Inc.(1)	25,900	91,168
Microvision Inc.(1)(2)	12,210	35,775
Natus Medical Inc.(1)	13,394	274,577
Neurometrix Inc.(1)	4,292	167,130
NMT Medical Inc.(1)	8,362	135,297
NuVasive Inc.(1)	9,694	182,732
OraSure Technologies Inc.(1)	22,126	227,898
Orthovita Inc.(1)	25,900	107,226
Palatin Technologies Inc.(1)	31,894	86,433
Palomar Medical Technologies Inc.(1)	8,658	289,610
PhotoMedex Inc.(1)	32,116	61,342
Possis Medical Inc.(1)	11,396	115,783
Quidel Corp.(1)	19,832	255,238
Retractable Technologies Inc.(1)	25,604	99,856
RITA Medical Systems Inc.(1)	30,266	119,551
Solexa Inc.(1)	7,120	71,058
Somanetics Corp.(1)	7,918	174,829
Sonic Innovations Inc.(1)	14,504	72,520
SonoSite Inc.(1)	8,732	354,868
Spectranetics Corp.(1)	14,578	172,312
Staar Surgical Co.(1)	19,832	177,893
ThermoGenesis Corp.(1)	30,710	124,376
TriPath Imaging Inc.(1)	19,388	135,328
Urologix Inc.(1)	13,986	49,650
Vascular Solutions Inc.(1)(2)	9,916	78,535
Vision-Sciences Inc.(1)	30,192	52,836
Vital Images Inc.(1)	7,918	269,845
Zila Inc.(1)	26,566	84,746
Zoll Medical Corp.(1)	6,290	165,679

		9,528,528
HEALTH CARE - SERVICES—2.04%
Air Methods Corp.(1)	9,694	286,361
Alliance Imaging Inc.(1)	8,806	56,711
Allied Healthcare International Inc.(1)	23,606	114,489
Amedisys Inc.(1)(2)	7,697	267,471
America Service Group Inc.(1)	7,030	91,601
American Dental Partners Inc.(1)	9,102	122,877
American Retirement Corp.(1)	14,208	364,009
Capital Senior Living Corp.(1)	8,732	97,798
Continucare Corp.(1)	21,460	57,942
Five Star Quality Care Inc.(1)	8,214	89,450
Gentiva Health Services Inc.(1)	13,764	250,642
Horizon Health Corp.(1)	6,068	120,146
Matria Healthcare Inc.(1)	7,696	292,140
MedCath Corp.(1)	4,884	93,382
Metropolitan Health Networks Inc.(1)	25,234	54,758
NovaMed Inc.(1)	9,229	65,526
Odyssey Healthcare Inc.(1)	17,242	296,735
Option Care Inc.	11,840	167,418
Pediatric Services of America Inc.(1)	6,956	97,732
Psychemedics Corp.	9,694	172,456
Q-Med Inc.(1)	7,918	73,242
Radiation Therapy Services Inc.(1)	6,216	158,570
RehabCare Group Inc.(1)	8,584	161,808
Res-Care Inc.(1)	12,210	224,420
Sun Healthcare Group Inc.(1)	9,759	73,583
SunLink Health Systems Inc.(1)	7,844	80,401

Symbion Inc.(1)	9,768	221,245
U.S. Physical Therapy Inc.(1)	9,028	154,469
VistaCare Inc. Class A(1)	6,956	107,818

		4,415,200
HOME BUILDERS—0.43%
Cavalier Homes Inc.(1)	13,172	92,204
Cavco Industries Inc.(1)	3,478	168,996
Coachmen Industries Inc.	7,474	85,054
Fleetwood Enterprises Inc.(1)	28,269	315,765
Modtech Holdings Inc.(1)	11,248	98,420
Monaco Coach Corp.(2)	12,507	167,594

		928,033
HOME FURNISHINGS—0.48%
American Technology Corp.(1)	13,616	56,901
Audiovox Corp. Class A(1)	10,064	120,164
Bassett Furniture Industries Inc.	6,882	137,296
DTS Inc.(1)	10,064	197,858
Hooker Furniture Corp.	5,032	95,105
Kimball International Inc. Class B	12,062	181,412
Stanley Furniture Co. Inc.	8,436	246,753

		1,035,489
HOUSEHOLD PRODUCTS & WARES—0.46%
CNS Inc.	7,829	168,637
Ennis Inc.	16,946	330,447
Standard Register Co. (The)	7,562	117,211
Water Pik Technologies Inc.(1)	1,870	51,818
WD-40 Co.	10,508	324,172

		992,285
HOUSEWARES—0.11%
Libbey Inc.	9,472	67,062
National Presto Industries Inc.	3,522	173,177

		240,239
INSURANCE—1.41%
Affirmative Insurance Holdings Inc.	7,992	105,574
American Equity Investment Life Holding Co.	15,836	227,088
American Physicians Capital Inc.(1)	3,848	184,704
Baldwin & Lyons Inc. Class B	8,362	222,011
Capital Title Group Inc.	17,464	134,647
Ceres Group Inc.(1)	17,464	96,401
Citizens Inc.(1)	14,267	73,618
Crawford & Co. Class B	14,874	89,244
Direct General Corp.	9,102	154,825
FPIC Insurance Group Inc.(1)	4,736	179,021
James River Group Inc.(1)	93	2,504
KMG America Corp.(1)	12,728	108,952
Navigators Group Inc. (The)(1)	5,057	250,827
NYMAGIC Inc.	2,506	74,754
Penn Treaty American Corp.(1)	8,684	80,153
PMA Capital Corp. Class A(1)	19,166	195,110
Presidential Life Corp.	14,356	364,786
Safety Insurance Group Inc.	6,216	283,823
Tower Group Inc.	10,138	234,188

		3,062,230
INTERNET—5.07%
ActivIdentity Corp.(1)	27,972	117,203
Agile Software Corp.(1)	28,712	219,073
Alloy Inc.(1)	3,374	45,245

Answers Corp.(1)	5,800	69,658
Answerthink Inc.(1)	21,830	140,367
Applied Digital Solutions Inc.(1)(2)	40,227	116,658
Ariba Inc.(1)	30,291	296,246
Art Technology Group Inc.(1)	51,282	164,615
AsiaInfo Holdings Inc.(1)	23,088	115,440
@Road Inc.(1)	28,712	145,570
Audible Inc.(1)(2)	16,440	172,784
autobytel.com Inc.(1)	27,503	132,564
Blue Nile Inc.(1)	7,696	270,822
Centillium Communications Inc.(1)	21,608	82,759
Chordiant Software Inc.(1)	45,732	159,605
Click Commerce Inc.(1)(2)	3,626	86,806
Corillian Corp.(1)	22,422	87,222
CyberSource Corp.(1)	17,020	189,943
Drugstore.com Inc.(1)	37,740	116,617
eCollege.com Inc.(1)	10,360	195,182
eDiets.com Inc.(1)	6,078	32,396
Entrust Inc.(1)	31,080	139,860
ePlus Inc.(1)	6,290	89,507
Harris Interactive Inc.(1)	33,152	186,314
HealthStream Inc.(1)	15,392	57,258
Hollywood Media Corp.(1)	18,352	89,007
HomeStore Inc.(1)	76,885	504,366
Internet Capital Group Inc.(1)	18,352	172,876
Interwoven Inc.(1)	20,054	180,285
iPass Inc.(1)	32,042	256,656
IPIX Corp.(1)	7,033	9,706
iVillage Inc.(1)	23,458	197,282
Keynote Systems Inc.(1)	13,542	154,920
Knot Inc.(The)(1)	7,474	135,279
Lionbridge Technologies Inc.(1)	23,254	183,939
MatrixOne Inc.(1)	28,712	205,578
MIVA Inc.(1)	13,024	53,138
Motive Inc.(1)	21,277	82,980
Napster Inc.(1)	17,612	59,529
NetBank Inc.	32,042	231,984
NetRatings Inc.(1)	8,604	114,003
Network Engines Inc.(1)	33,448	103,689
NutriSystem Inc.(1)	11,026	523,956
1-800-FLOWERS.COM Inc.(1)	14,356	101,928
Online Resources Corp.(1)	13,690	177,970
Opsware Inc.(1)	36,334	311,382
PC-Tel Inc.(1)	11,357	108,119
PlanetOut Inc.(1)	11,305	114,746
Quovadx Inc.(1)	24,938	79,552
Raindance Communications Inc.(1)	33,966	91,708
Redback Networks Inc.(1)	18,574	402,870
RightNow Technologies Inc.(1)	7,400	117,438
S1 Corp.(1)	36,630	184,615
Secure Computing Corp.(1)	24,494	282,661
Selectica Inc.(1)	20,720	60,917
SonicWALL Inc.(1)	26,714	189,402
Stamps.com Inc.(1)	7,400	260,924
Stellent Inc.	15,318	181,671
SumTotal Systems Inc.(1)	14,356	72,498
SupportSoft Inc.(1)	24,198	107,197
TeleCommunication Systems Inc.(1)(2)	17,982	46,034
Terremark Worldwide Inc.(1)	19,462	165,427
Travelzoo Inc.(1)	1,416	27,725
Tumbleweed Communications Corp.(1)	28,934	86,513
24/7 Real Media Inc.(1)	20,350	212,861
Varsity Group Inc.(1)	11,396	49,003

Vasco Data Security International Inc.(1)	14,042	114,864
Vignette Corp.(1)	15,391	227,017
WatchGuard Technologies Inc.(1)	25,826	131,713
webMethods Inc.(1)	26,418	222,440
WebSideStory Inc.(1)	5,772	99,221
WorldGate Communications Inc.(1)(2)	27,316	54,632

		10,971,935
INVESTMENT COMPANIES—0.59%
Ares Capital Corp.	14,246	244,746
Courtside Acquistion Corp.(1)	20,365	109,971
Gladstone Capital Corp.(2)	10,212	220,069
Gladstone Investment Corp.	8,799	132,865
Harris & Harris Group Inc.(1)	9,990	139,361
Hercules Technology Growth Capital Inc.	6,764	76,907
Medallion Financial Corp.	10,064	136,367
Patriots Capital Funding Inc.	9,291	116,138
Prospect Energy Corp.	6,131	100,732

		1,277,156
IRON & STEEL—0.48%
Material Sciences Corp.(1)	5,476	66,150
Olympic Steel Inc.	5,550	167,499
Roanoke Electric Steel Corp.	5,550	179,265
Ryerson Inc.(2)	12,950	346,542
Steel Technologies Inc.	6,882	167,233
Wheeling-Pittsburgh Corp.(1)	5,920	108,691

		1,035,380
LEISURE TIME—0.46%
Aldila Inc.	3,923	130,244
Ambassadors Group Inc.	11,988	304,495
Arctic Cat Inc.	9,398	226,116
Escalade Inc.	5,994	66,473
Multimedia Games Inc.(1)(2)	13,024	193,797
Pegasus Solutions Inc.(1)	8,658	81,472

		1,002,597
LODGING—0.28%
Interstate Hotels & Resorts Inc.(1)	19,536	104,518
Lodgian Inc.(1)	10,138	140,817
Monarch Casino & Resort Inc.(1)	4,736	134,455
MTR Gaming Group Inc.(1)	14,578	150,153
Riviera Holdings Corp.(1)	5,106	86,036

		615,979
MACHINERY—1.60%
Astec Industries Inc.(1)	7,844	281,600
Cascade Corp.	6,586	348,070
Columbus McKinnon Corp.(1)	9,842	265,045
Flow International Corp.(1)	13,098	172,501
Gehl Corp.(1)	6,216	205,874
Gerber Scientific Inc.(1)	14,356	148,441
Global Power Equipment Group Inc.(1)	19,758	76,068
Hurco Companies Inc.(1)	4,133	112,500
Intevac Inc.(1)	13,394	385,479
Lindsay Manufacturing Co.	7,992	216,503
Middleby Corp. (The)(1)	2,738	229,225
Park - Ohio Holdings Corp.(1)	5,254	104,870
Presstek Inc.(1)	17,094	203,419
Tecumseh Products Co. Class A	10,582	259,682
Tennant Co.	7,030	367,810
TurboChef Technologies Inc.(1)	6,364	77,641

		3,454,728

MANUFACTURING—0.97%
Ameron International Corp.	3,996	292,627
Applied Films Corp.(1)	7,918	153,847
Flanders Corp.(1)	10,286	120,140
GenTek Inc.(1)	7,992	165,994
GP Strategies Corp.(1)	9,916	70,205
Myers Industries Inc.	16,650	266,234
Nanophase Technologies Corp.(1)	9,546	73,600
Portec Rail Products Inc.	9,694	152,293
Quixote Corp.	4,662	115,385
Raven Industries Inc.	9,694	379,132
Reddy Ice Holdings Inc.	2,948	65,475
Smith & Wesson Holding Corp.(1)	14,060	85,063
Standex International Corp.	1,242	39,322
Sturm Ruger & Co. Inc.	14,726	117,513

		2,096,830
MEDIA—0.92%
Acacia Research Corp. - Acacia Technologies Group(1)	23,754	209,510
Acme Communications Inc.(1)	14,948	61,885
Beasley Broadcast Group Inc. Class A	13,849	167,988
Charter Communications Inc. Class A(1)	120,471	131,313
Courier Corp.	4,218	187,026
Digital Generation Systems Inc.(1)	50,837	35,586
Fisher Communications Inc.(1)	4,618	206,656
4Kids Entertainment Inc.(1)	6,660	114,485
LodgeNet Entertainment Corp.(1)	11,322	176,397
Nelson (Thomas) Inc.	9,324	272,727
New Frontier Media Inc.(1)	11,026	83,687
NTN Communications Inc.(1)	36,186	52,108
Playboy Enterprises Inc. Class B(1)	13,616	193,347
Regent Communications Inc.(1)	19,314	89,038

		1,981,753
METAL FABRICATE & HARDWARE—0.51%
Castle (A.M.) & Co.	5,032	148,444
CIRCOR International Inc.	8,141	237,717
Dynamic Materials Corp.	1,769	63,047
Ladish Co. Inc.(1)	11,248	325,855
NN Inc.	9,176	118,462
Northwest Pipe Co.(1)	3,256	98,820
Sun Hydraulics Corp.	3,774	80,688
Wolverine Tube Inc.(1)	9,102	36,590

		1,109,623
MINING—0.69%
Brush Engineered Materials Inc.(1)	11,174	220,687
Charles & Colvard Ltd.(2)	9,425	102,073
Hecla Mining Co.(1)	71,780	474,466
Mines Management Inc.(1)(2)	10,064	88,764
Royal Gold Inc.(2)	13,257	479,771
U.S. Energy Corp.(1)	18,278	131,602

		1,497,363
OFFICE FURNISHINGS—0.16%
Interface Inc. Class A(1)	25,234	348,482

		348,482
OIL & GAS—2.95%
Abraxas Petroleum Corp.(1)	13,468	79,057

Adams Resources & Energy Inc.	4,810	135,642
American Oil & Gas Inc.(1)(2)	27,010	116,683
Arena Resources Inc.(1)	1,414	49,349
Atlas America Inc.(1)	10,101	482,929
Brigham Exploration Co.(1)	17,242	151,040
Callon Petroleum Co.(1)	6,438	135,327
Cano Petroleum Inc.(1)	9,174	73,392
Carrizo Oil & Gas Inc.(1)	8,954	232,714
Clayton Williams Energy Inc.(1)	3,552	145,348
Contango Oil & Gas Co.(1)	9,694	125,537
Delta Petroleum Corp.(1)	14,578	306,430
Double Eagle Petroleum Co.(1)	8,459	155,392
Edge Petroleum Corp.(1)	9,694	242,156
Endeavour International Corp.(1)	28,597	83,217
Exploration Company of Delaware (The)(1)	15,376	172,826
Gasco Energy Inc.(1)	36,630	205,128
GeoGlobal Resources Inc.(1)(2)	12,062	115,313
Giant Industries Inc.(1)	7,104	494,012
GMX Resources Inc.(1)	4,662	174,592
Goodrich Petroleum Corp.(1)	4,070	109,890
Harvest Natural Resources Inc.(1)	17,390	169,031
McMoRan Exploration Co.(1)	10,509	187,481
Meridian Resource Corp. (The)(1)	38,480	155,844
Parallel Petroleum Corp.(1)	16,132	297,635
Petrohawk Energy Corp.(1)	22,866	313,264
Petroleum Development Corp.(1)	8,436	382,657
PetroQuest Energy Inc.(1)	21,312	215,038
Toreador Resources Corp.(1)	6,882	214,099
Transmeridian Exploration Inc.(1)(2)	32,265	174,231
Tri-Valley Corp.(1)(2)	13,764	109,699
VAALCO Energy Inc.(1)	33,004	221,127
Warren Resources Inc.(1)	11,100	165,390

		6,391,470
OIL & GAS SERVICES—1.14%
Allis-Chalmers Energy Inc.(1)	5,254	71,612
Dawson Geophysical Co.(1)	5,254	145,010
Dril-Quip Inc.(1)	3,331	236,001
Gulf Island Fabrication Inc.	3,984	94,301
Hornbeck Offshore Services Inc.(1)	7,105	256,277
Infinity Energy Resources Inc.(1)	11,352	88,205
Input/Output Inc.(1)(2)	35,889	348,482
Lufkin Industries Inc.	7,843	434,816
MarkWest Hydrocarbon Inc.	4,633	106,096
Matrix Service Co.(1)	16,132	185,195
Mitcham Industries Inc.(1)	7,696	128,061
Newpark Resources Inc.(1)	45,510	373,182

		2,467,238
PACKAGING & CONTAINERS—0.15%
AEP Industries Inc.(1)	5,624	185,311
Chesapeake Corp.	10,582	146,878

		332,189
PHARMACEUTICALS—5.63%
ACADIA Pharmaceuticals Inc.(1)	7,872	125,795
Adolor Corp.(1)	19,872	472,954
Alfacell Corp.(1)(2)	26,788	99,183
Allos Therapeutics Inc.(1)	30,044	105,454
Alnylam Pharmaceuticals Inc.(1)	9,438	166,014
Anadys Pharmaceuticals Inc.(1)	10,310	166,094
Anika Therapeutics Inc.(1)	7,104	86,811
Antigenics Inc.(1)(2)	17,094	46,838

Aradigm Corp.(1)	10,450	36,053
Array BioPharma Inc.(1)	16,960	155,014
AtheroGenics Inc.(1)(2)	19,092	311,581
Auxilium Pharmaceuticals Inc.(1)	11,454	90,830
AVANIR Pharmaceuticals Class A(1)	13,664	199,768
Bentley Pharmaceuticals Inc.(1)(2)	6,734	88,552
Bioenvision Inc.(1)	22,422	159,869
BioMarin Pharmaceutical Inc.(1)	38,035	510,430
BioScrip Inc.(1)	24,420	176,068
Bradley Pharmaceuticals Inc.(1)(2)	7,622	113,339
Cell Therapeutics Inc.(1)(2)	83,327	159,155
CollaGenex Pharmaceuticals Inc.(1)	8,732	129,234
Conor Medsystems Inc.(1)	5,920	174,048
Corautus Genetics Inc.(1)	22,531	78,183
Cortex Pharmaceuticals Inc.(1)(2)	27,158	142,580
Cubist Pharmaceuticals Inc.(1)	27,898	640,817
Dendreon Corp.(1)	31,635	149,001
Depomed Inc.(1)	26,714	174,442
Discovery Laboratories Inc.(1)	29,801	218,441
DOV Pharmaceutical Inc.(1)	11,766	188,021
DrugMax Inc.(1)	25,678	20,029
Durect Corp.(1)	21,386	136,015
DUSA Pharmaceuticals Inc.(1)	12,695	89,627
Dyax Corp.(1)	20,646	119,747
Dynavax Technologies Corp.(1)	15,339	92,494
Genta Inc.(1)	62,012	133,946
Hemispherx Biopharma Inc.(1)(2)	38,998	140,393
Hi-Tech Pharmacal Co. Inc.(1)	4,568	128,818
Hollis-Eden Pharmaceuticals Inc.(1)	12,284	75,669
I-Flow Corp.(1)	10,582	140,952
Immtech Pharmaceuticals Inc.(1)(2)	8,686	67,317
Indevus Pharmaceuticals Inc.(1)	29,424	182,429
Insmed Inc.(1)	82,298	160,481
Inspire Pharmaceuticals Inc.(1)	21,312	111,462
Introgen Therapeutics Inc.(1)(2)	17,158	91,109
Isis Pharmaceuticals Inc.(1)	34,820	313,728
Isolagen Inc.(1)(2)	68,827	156,237
ISTA Pharmaceuticals Inc.(1)	10,286	65,316
Lipid Sciences Inc.(1)(2)	13,912	33,389
Mannatech Inc.(2)	8,436	146,618
MannKind Corp.(1)	10,985	224,533
Matrixx Initiatives Inc.(1)	7,030	163,799
Nastech Pharmaceutical Co. Inc.(1)	10,878	195,804
National Medical Health Card Systems Inc.(1)	2,803	78,484
Natural Health Trends Corp.(1)	4,854	32,765
Nature’s Sunshine Products Inc.	8,362	104,525
NeoPharm Inc.(1)	10,212	85,372
NexMed Inc.(1)	35,668	31,028
Noven Pharmaceuticals Inc.(1)	11,766	211,906
NPS Pharmaceuticals Inc.(1)	19,060	162,772
Nuvelo Inc.(1)	21,978	391,648
Pain Therapeutics Inc.(1)(2)	18,722	203,508
Penwest Pharmaceuticals Co.(1)	15,318	332,247
PetMed Express Inc.(1)	12,284	218,287
Pharmacopeia Drug Discovery(1)	20,276	120,237
Pharmacyclics Inc.(1)	7,844	36,082
Point Therapeutics Inc.(1)	15,688	54,280
POZEN Inc.(1)	15,910	265,697
Progenics Pharmaceuticals Inc.(1)	8,880	235,231
Pro-Pharmaceuticals Inc.(1)(2)	23,384	86,521
Reliv International Inc.	8,288	102,688
Renovis Inc.(1)	8,732	186,166
Rigel Pharmaceuticals Inc.(1)	18,076	207,693

Santarus Inc.(1)	17,390	129,903
SCOLR Pharma Inc.(1)	20,424	121,931
Tanox Inc.(1)	11,988	232,807
Theragenics Corp.(1)	22,274	70,386
Trimeris Inc.(1)	10,495	141,787
Vion Pharmaceuticals Inc.(1)	40,775	92,152
VIVUS Inc.(1)	31,228	103,989

		12,194,573
PIPELINES—0.10%
TransMontaigne Inc.(1)	22,940	225,041

		225,041
REAL ESTATE—0.45%
Avatar Holdings Inc.(1)	3,996	243,756
California Coastal Communities Inc.(1)	5,690	211,099
Consolidated-Tomoka Land Co.	2,886	179,307
HouseValues Inc.(1)(2)	4,292	35,366
Tarragon Corp.(1)	5,698	113,390
Thomas Properties Group Inc.	13,364	181,884

		964,802
REAL ESTATE INVESTMENT TRUSTS—4.92%
Acadia Realty Trust	12,728	299,744
Affordable Residential Communities Inc.	13,838	145,299
Agree Realty Corp.	10,184	326,906
American Campus Communities Inc.	9,176	237,750
American First Apartment Investors Inc.	7,464	108,153
Amerivest Properties Inc.(1)	19,980	88,312
Anworth Mortgage Asset Corp.	21,829	171,576
Arbor Realty Trust Inc.	7,178	193,734
Ashford Hospitality Trust Inc.	19,886	246,586
Associated Estates Realty Corp.	31,154	350,483
Bedford Property Investors Inc.	10,434	280,988
BNP Residential Properties Inc.	5,848	98,246
Boykin Lodging Co.(1)	11,618	131,167
Capital Lease Funding Inc.	26,862	297,900
Capital Trust Inc. Class A	9,169	285,339
Capstead Mortgage Corp.	14,208	100,166
Cedar Shopping Centers Inc.	19,906	315,311
CentraCore Properties Trust	10,656	266,933
Columbia Equity Trust Inc.	7,014	123,306
Digital Realty Trust Inc.	2,376	66,932
Education Realty Trust Inc.	13,616	208,325
Extra Space Storage Inc.	16,650	286,214
First Potomac Realty Trust	10,878	307,304
Gladstone Commercial Corp.	21,001	425,270
GMH Communities Trust	14,134	164,520
Gramercy Capital Corp.	7,030	175,258
Hanover Capital Mortgage Holdings Inc.	15,170	97,088
Hersha Hospitality Trust	29,600	289,784
Highland Hospitality Corp.	27,010	343,297
HomeBanc Corp.	28,638	251,728
Investors Real Estate Trust	7,342	70,043
Kite Realty Group Trust	4,797	76,512
LTC Properties Inc.	11,100	258,186
Luminent Mortgage Capital Inc.	19,092	154,836
MHI Hospitality Corp.	21,016	195,028
Monmouth Real Estate Investment Corp. Class A	18,132	152,671
MortgageIT Holdings Inc.	10,138	109,795
NorthStar Realty Finance Corp.	924	10,118
One Liberty Properties Inc.	19,315	383,016
Opteum Inc. Class A	21,386	183,064

Ramco-Gershenson Properties Trust	8,732	264,318
Sizeler Property Investors Inc.	15,910	234,832
Strategic Hotels & Resorts Inc.	14,725	342,798
Sunset Financial Resources Inc.	17,964	164,011
Town & Country Trust (The)	15,908	645,706
Universal Health Realty Income Trust	9,992	365,008
Urstadt Biddle Properties Inc. Class A	2,055	36,990
Windrose Medical Properties Trust	3,852	58,088
Winston Hotels Inc.	22,570	256,621

		10,645,260
RETAIL—3.87%
America’s Car-Mart Inc.(1)(2)	7,622	163,873
Asbury Automotive Group Inc.(1)	8,362	164,899
BJ’s Restaurants Inc.(1)	8,140	219,780
Blair Corp.	5,994	248,212
Bombay Co. Inc. (The)(1)	21,016	69,353
Bon-Ton Stores Inc. (The)	8,140	263,329
Books-A-Million Inc.	8,436	97,098
Buca Inc.(1)	12,248	62,097
Buffalo Wild Wings Inc.(1)	5,293	220,083
Cache Inc.(1)	7,326	134,359
California Pizza Kitchen Inc.(1)	9,841	319,340
Cash America International Inc.	15,244	457,625
Casual Male Retail Group Inc.(1)	17,168	167,216
Champps Entertainment Inc.(1)	10,582	87,302
Charlotte Russe Holding Inc.(1)	7,104	152,026
Checkers Drive-in Restaurants Inc.(1)	7,992	118,521
Conn’s Inc.(1)	3,256	111,225
Cosi Inc.(1)	18,352	201,688
Cost Plus Inc.(1)	9,396	160,672
dELiA*s Inc.(1)	6,586	61,513
Denny’s Corp.(1)	48,155	229,218
Design Within Reach Inc.(1)	11,174	63,580
EzCorp. Inc.(1)	6,438	190,050
Famous Dave’s of America Inc.(1)	7,030	91,812
Finlay Enterprises Inc.(1)	7,770	79,720
First Cash Inc.(1)	13,024	260,350
Friendly Ice Cream Corp.(1)	7,480	56,848
GTSI Corp.(1)	10,646	68,560
Hancock Fabrics Inc.	19,240	70,034
Hastings Entertainment Inc.(1)	11,544	69,841
Haverty Furniture Companies Inc.	13,764	197,513
Jill (J.) Group Inc. (The)(1)	9,990	238,861
Jos. A. Bank Clothiers Inc.(1)	8,417	403,595
Krispy Kreme Doughnuts Inc.(1)(2)	23,014	206,666
Lithia Motors Inc. Class A	7,844	272,187
Luby’s Inc.(1)	13,024	162,670
MarineMax Inc.(1)	6,438	215,802
McCormick & Schmick’s Seafood Restaurants Inc.(1)	99	2,522
Movado Group Inc.	12,506	288,638
O'Charley’s Inc.(1)	13,616	251,351
RedEnvelope Inc.(1)	6,497	65,620
Restoration Hardware Inc.(1)	16,206	92,212
Retail Ventures Inc.(1)	7,474	109,569
Rubio’s Restaurants Inc.(1)	9,748	92,411
Rush Enterprises Inc. Class A(1)	11,100	195,138
Sharper Image Corp.(1)	6,808	87,210
Shoe Carnival Inc.(1)	4,736	118,305
Smart & Final Inc.(1)	7,844	128,563
Smith & Wollensky Restaurant Group Inc.(1)	16,280	93,610
Sportsman’s Guide Inc. (The)(1)	5,698	150,940

Trans World Entertainment Corp.(1)	13,172	73,368
West Marine Inc.(1)	6,734	101,077
Wet Seal Inc. Class A(1)	18,984	126,244
Wilsons The Leather Experts Inc.(1)	12,284	47,908

		8,382,204
SAVINGS & LOANS—2.52%
Abington Community Bancorp Inc.	8,221	111,888
Berkshire Hills Bancorp Inc.	6,976	243,741
Beverly Hills Bancorp Inc.	1,913	20,278
BFC Financial Corp. Class A(1)	24,568	160,920
CFS Bancorp Inc.	16,428	246,091
Citizens First Bancorp Inc.	9,916	280,226
First Financial Holdings Inc.	6,568	208,206
First Place Financial Corp.	8,214	203,707
Flushing Financial Corp.	9,250	161,505
Franklin Bank Corp. (Texas)(1)	17,834	342,948
Horizon Financial Corp.	7,474	191,035
ITLA Capital Corp.	2,878	138,777
KNBT Bancorp Inc.	26,196	428,305
OceanFirst Financial Corp.	5,846	143,227
Partners Trust Financial Group Inc.	24,272	289,322
PennFed Financial Services Inc.	6,068	116,324
Provident New York Bancorp	31,228	405,027
Sound Federal Bancorp Inc.	13,027	268,226
Synergy Financial Group Inc.	14,800	214,896
TierOne Corp.	14,282	484,874
United Community Financial Corp.	17,020	206,282
Willow Grove Bancorp Inc.	12,876	228,034
WSFS Financial Corp.	5,799	364,351

		5,458,190
SEMICONDUCTORS—3.70%
Actel Corp.(1)	12,432	198,166
ADE Corp.(1)	5,254	160,877
Asyst Technologies Inc.(1)	24,124	251,131
Bookham Inc.(1)	16,502	157,429
Cascade Microtech Inc.(1)	4,218	54,876
CEVA Inc.(1)	13,764	91,255
Cirrus Logic Inc.(1)	44,548	377,767
Cohu Inc.	10,879	230,852
Diodes Inc.(1)	6,658	276,307
Electroglas Inc.(1)	11,248	61,189
EMCORE Corp.(1)	22,126	226,128
ESS Technology Inc.(1)	18,500	61,420
FSI International Inc.(1)	16,576	87,356
Integrated Silicon Solution Inc.(1)	16,428	109,082
IXYS Corp.(1)	11,248	103,707
Kopin Corp.(1)	33,670	168,687
Kulicke & Soffa Industries Inc.(1)	24,569	234,388
Lattice Semiconductor Corp.(1)	62,161	413,992
Leadis Technology Inc.(1)	11,396	64,729
LTX Corp.(1)	29,600	159,840
Mattson Technology Inc.(1)	19,684	236,208
Microtune Inc.(1)	24,346	127,086
Mindspeed Technologies Inc.(1)(2)	78,822	313,712
MIPS Technologies Inc. Class A(1)	22,644	168,924
Monolithic Power Systems Inc.(1)	9,916	184,834
Nanometrics Inc.(1)	7,918	109,664
NetLogic Microsystems Inc.(1)	4,884	201,270
Pericom Semiconductor Corp.(1)	14,652	144,469
Pixelworks Inc.(1)	21,238	105,553
PLX Technology Inc.(1)	11,988	150,449

PortalPlayer Inc.(1)	5,788	128,667
QuickLogic Corp.(1)	13,098	75,183
Rudolph Technologies Inc.(1)	14,167	241,547
Standard Microsystems Corp.(1)	9,841	255,669
Supertex Inc.(1)	4,736	178,168
Therma-Wave Inc.(1)	24,124	39,081
TranSwitch Corp.(1)	66,285	172,341
TriQuint Semiconductor Inc.(1)	75,997	373,905
Ultratech Inc.(1)	11,575	283,356
Veeco Instruments Inc.(1)	12,727	297,175
Virage Logic Corp.(1)	9,264	99,959
Volterra Semiconductor Corp.(1)	7,548	144,091
Zoran Corp.(1)	22,792	498,689

		8,019,178
SOFTWARE—4.17%
Actuate Corp.(1)	32,116	136,493
Altiris Inc.(1)	10,434	229,652
American Software Inc. Class A	13,024	94,684
AMICAS Inc.(1)	28,860	136,219
Aspen Technology Inc.(1)	24,198	306,105
Atari Inc.(1)	33,833	21,653
AuthentiDate Holding Corp.(1)	18,500	72,150
Blackboard Inc.(1)	8,880	252,281
Borland Software Corp.(1)	40,181	216,977
Bottomline Technologies Inc.(1)	8,288	113,794
Captaris Inc.(1)	16,058	74,349
Computer Programs & Systems Inc.	4,884	244,200
Concur Technologies Inc.(1)	16,058	297,555
Concurrent Computer Corp.(1)	35,594	114,969
Convera Corp.(1)(2)	8,288	79,399
DataTRAK International Inc.(1)	7,405	54,353
Digi International Inc.(1)	14,134	164,944
Emageon Inc.(1)	9,250	157,158
Embarcadero Technologies Inc.(1)	10,434	73,038
EPIQ Systems Inc.(1)(2)	8,066	153,254
FalconStor Software Inc.(1)	11,958	113,003
Indus International Inc.(1)	31,228	113,670
Infocrossing Inc.(1)	12,358	148,914
InterVideo Inc.(1)	7,178	77,953
INVESTools Inc.(1)	23,680	194,176
JDA Software Group Inc.(1)	13,690	197,684
Majesco Holdings Inc.(1)(2)	42,095	58,091
Manugistics Group Inc.(1)	29,082	62,817
MapInfo Corp.(1)	12,728	178,447
Mediware Information Systems Inc.(1)	3,762	37,620
MetaSolv Inc.(1)	23,236	71,102
Moldflow Corp.(1)	6,797	106,713
MRO Software Inc.(1)	11,260	179,710
Neoware Inc.(1)	7,252	214,804
Nuance Communications Inc.(1)(2)	58,094	686,090
Omnicell Inc.(1)	15,540	177,001
Open Solutions Inc.(1)	9,250	252,618
Packeteer Inc.(1)	19,225	223,010
PDF Solutions Inc.(1)	10,286	194,611
Peerless Systems Corp.(1)	14,973	111,848
Phase Forward Inc.(1)	15,392	171,467
Phoenix Technologies Ltd.(1)	16,798	113,890
PLATO Learning Inc.(1)	18,796	178,374
SeaChange International Inc.(1)	13,764	106,946
Smith Micro Software Inc.(1)	7,635	93,834
SPSS Inc.(1)	9,694	306,912
Trident Microsystems Inc.(1)	26,574	772,240

Ulticom Inc.(1)	5,920	63,640
Ultimate Software Group Inc.(1)	12,654	327,106
VA Software Corp.(1)	32,338	154,899
Witness Systems Inc.(1)	13,172	334,569

		9,016,986
TELECOMMUNICATIONS—4.69%
Adaptec Inc.(1)	58,016	320,828
Airspan Networks Inc.(1)	27,010	182,318
Alaska Communications Systems Group Inc.	10,878	131,950
Anaren Inc.(1)	7,178	139,756
Applied Signal Technology Inc.	7,252	143,807
Atheros Communications Inc.(1)	15,392	403,116
Avici Systems Inc.(1)	10,804	48,078
Aware Inc.(1)	10,541	61,032
Broadwing Corp.(1)	33,078	487,570
CalAmp Corp.(1)	15,688	184,177
Carrier Access Corp.(1)	10,360	62,367
C-COR Inc.(1)	25,678	224,426
Channell Commercial Corp.(1)	7,326	36,630
CT Communications Inc.	9,842	133,753
D&E Communications Inc.	10,730	120,605
Ditech Communications Corp.(1)	16,872	176,312
Dobson Communications Corp. Class A(1)(2)	57,223	458,928
EFJ Inc.(1)	11,618	125,358
8X8 Inc.(1)(2)	143,040	250,320
EMS Technologies Inc.(1)	5,402	97,398
Essex Corp.(1)	8,880	195,538
Finisar Corp.(1)	105,450	521,978
Fusion Telecommunications International Inc.(1)	11,988	32,368
General Communication Inc. Class A(1)	28,712	347,128
Glenayre Technologies Inc.(1)	38,332	201,243
Globecomm Systems Inc.(1)	13,024	96,378
GlobeTel Communications Corp.(1)(2)	47,064	117,189
Harmonic Inc.(1)	34,632	220,606
Hickory Tech Corp.	14,874	125,388
Hypercom Corp.(1)	28,046	260,828
I.D. Systems Inc.(1)	4,070	101,750
Intrado Inc.(1)	10,138	263,385
KVH Industries Inc.(1)	14,430	159,740
Lantronix Inc.(1)	39,146	91,602
LCC International Inc. Class A(1)	20,424	74,548
Lightbridge Inc.(1)	232	2,575
MasTec Inc.(1)	14,652	207,619
Mpower Holding Corp.(1)	52,984	78,416
MRV Communications Inc.(1)(2)	59,644	244,540
Network Equipment Technologies Inc.(1)	14,430	57,287
NMS Communications Corp.(1)	31,154	117,451
North Pittsburgh Systems Inc.	7,178	167,535
Novatel Wireless Inc.(1)(2)	12,950	115,903
Oplink Communications Inc.(1)	7,029	121,883
ParkerVision Inc.(1)(2)	9,472	103,340
Performance Technologies Inc.(1)	9,546	71,595
Radyne Corp.(1)	8,214	131,178
Rural Cellular Corp. Class A(1)	4,539	66,769
SpectraLink Corp.	13,838	173,667
Stratex Networks Inc.(1)	56,832	349,517
Stratos International Inc.(1)	12,358	99,976
SunCom Wireless Holdings Inc. Class A(1)	23,976	46,274
SureWest Communications	9,472	228,465
Symmetricom Inc.(1)	23,088	197,402
Talk America Holdings Inc.(1)	17,094	145,812
Telkonet Inc. 1 2	22,496	95,608

Terayon Communication Systems Inc.(1)	43,808	80,169
Tollgrade Communications Inc.(1)	6,660	99,101
Tut Systems Inc.(1)	16,413	51,044
Westell Technologies Inc. Class A(1)	34,854	141,856
Wireless Facilities Inc.(1)	31,524	126,726
Yak Communications Inc.(1)	11,618	45,543
Zhone Technologies Inc.(1)	66,229	177,494

		10,143,143
TEXTILES—0.13%
Angelica Corp.	4,070	83,516
Dixie Group Inc.(1)	9,694	145,022
Innovo Group Inc.(1)	31,376	23,156
Quaker Fabric Corp.(1)	15,614	21,079

		272,773
TOYS, GAMES & HOBBIES—0.17%
Lenox Group Inc.(1)	9,768	127,961
Topps Co. (The)	27,306	239,474

		367,435
TRANSPORTATION—1.05%
ABX Air Inc.(1)	31,227	212,656
Celadon Group Inc.(1)	10,434	228,400
Covenant Transport Inc. Class A(1)	7,474	109,120
Dynamex Inc.(1)	7,252	140,109
Frozen Food Express Industries Inc.(1)	11,618	121,408
GulfMark Offshore Inc.(1)	7,400	205,720
Kitty Hawk Inc.(1)	54,242	50,987
Maritrans Inc.	5,254	128,355
Marten Transport Ltd.(1)	7,770	140,559
RailAmerica Inc.(1)	24,716	263,473
SCS Transportation Inc.(1)	9,324	271,422
U.S. Xpress Enterprises Inc. Class A(1)	6,216	121,026
Universal Truckload Services Inc.(1)	7,918	198,346
USA Truck Inc.(1)	3,034	74,697

		2,266,278
TRUCKING & LEASING—0.08%
Greenbrier Companies Inc. (The)	4,070	163,004

		163,004
WATER—0.68%
American States Water Co.	13,764	514,223
Connecticut Water Service Inc.	7,696	201,789
Middlesex Water Co.	8,510	161,179
PICO Holdings Inc.(1)	2,147	70,615
SJW Corp.	6,540	175,599
Southwest Water Co.	22,212	354,059

		1,477,464

TOTAL COMMON STOCKS (Cost: $195,292,698)		216,967,753

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.87%
CERTIFICATES OF DEPOSIT(3)—0.09%
Toronto-Dominion Bank
3.94%, 07/10/06	$57,525	57,525
Washington Mutual Bank
4.79%, 05/10/06	57,525	57,525
Wells Fargo Bank N.A.
4.78%, 12/05/06	92,040	92,040

		207,090
COMMERCIAL PAPER(3)—0.82%
Amstel Funding Corp.
4.40%, 05/08/06	57,525	57,279
Aspen Funding Corp.
4.90%, 04/03/06	19,558	19,558
Barton Capital Corp.
4.73%, 05/10/06	46,020	45,796
Bryant Park Funding LLC
4.72%, 04/18/06	61,815	61,693
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	28,762	28,698
CC USA Inc.
4.23%, 04/21/06	34,515	34,442
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	287,624	287,064
Ebury Finance Ltd.
4.79%, 05/10/06	28,762	28,621
Edison Asset Securitization LLC
4.37%, 05/08/06	57,525	57,280
Galaxy Funding Inc.
4.23%, 04/18/06	33,019	32,961
Giro Funding Corp.
4.76%, 04/24/06	28,762	28,683
Grampian Funding LLC
4.41%, 05/15/06	57,525	57,229
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	161,814	161,374
Liberty Street Funding Corp.
4.73%, 04/18/06	28,762	28,706
Mont Blanc Capital Corp.
4.73%, 04/20/06	172,574	172,189
Nordea North America Inc.
4.16%, 04/04/06	120,802	120,788
Park Granada LLC
4.75%, 05/05/06	49,795	49,584
Sigma Finance Inc.
4.16%, 04/06/06	69,030	69,006
Solitaire Funding Ltd.
4.75%, 05/10/06	34,515	34,346
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	234,034	233,553
Thunder Bay Funding Inc.
4.76%, 04/18/06	56,768	56,655
Tulip Funding Corp.
4.80%, 04/28/06	115,050	114,666

		1,780,171
MEDIUM-TERM NOTES(3)—0.20%
Dorada Finance Inc.
3.93%, 07/07/06	35,665	35,664
K2 USA LLC
3.94%, 07/07/06	69,030	69,029

Marshall & Ilsley Bank
5.18%, 12/15/06	115,050	115,327
Sigma Finance Inc.
5.13%, 03/30/07	40,267	40,267
Toronto-Dominion Bank
3.81%, 06/20/06	143,812	143,815
US Bank N.A.
2.85%, 11/15/06	23,010	22,748

		426,850
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	179,545	179,545

		179,545
REPURCHASE AGREEMENTS(3)—0.56%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $172,645 (collateralized by non-U.S. Government debt securities, value $190,314, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$172,574	172,574
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $287,742 (collateralized by non-U.S. Government debt securities, value $302,120, 3.82% to 6.58%, 4/21/34 to 11/20/35).	287,624	287,624
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $287,740 (collateralized by U.S. Government obligations, value $292,840, 4.50% to 5.00%, 4/1/34 to 3/1/36).	287,624	287,624
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $230,195 (collateralized by non-U.S. Government debt securities, value $242,211, 0.00% to 10.00%, 1/1/08 to 1/1/10).	230,099	230,099
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $115,096 (collateralized by U.S. Government obligations, value $117,645, 4.76% to 5.80%, 9/1/15 to 2/1/36).	115,050	115,050
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $115,097 (collateralized by non-U.S. Government debt securities, value $119,109, 0.00% to 6.91%, 4/3/06 to 3/15/32).	115,050	115,050

		1,208,021
TIME DEPOSITS(3)—0.22%
Fifth Third Bank
4.84%, 04/03/06	129,249	129,249
Societe Generale
4.85%, 04/03/06	115,050	115,050
UBS AG
4.88%, 04/03/06	230,099	230,099

		474,398

VARIABLE & FLOATING RATE NOTES(3)—1.90%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	265,765	265,813
American Express Bank
4.74%, 07/19/06	28,762	28,762
American Express Centurion Bank
4.78%, 06/29/06	46,020	46,020
American Express Credit Corp.
4.76%, 02/05/07	34,515	34,540
ASIF Global Financing
4.95%, 05/30/06(6)	218,594	218,651
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	74,782	74,782
Beta Finance Inc.
4.77%, 05/25/06(6)	80,535	80,534
BMW US Capital LLC
4.72%, 04/16/07(6)	115,050	115,050
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	9,204	9,204
CC USA Inc.
4.77%, 05/25/06(6)	63,277	63,276
Commodore CDO Ltd.
4.97%, 12/12/06(6)	28,762	28,762
DEPFA Bank PLC
4.92%, 03/15/07	115,050	115,050
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	115,050	115,050
Fifth Third Bancorp.
4.78%, 01/23/07(6)	230,099	230,099
General Electric Capital Corp.
4.79%, 04/09/07	51,772	51,810
Hartford Life Global Funding Trusts
4.77%, 02/15/07	115,050	115,050
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	115,050	115,050
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	120,431	120,430
Marshall & Ilsley Bank
4.73%, 02/15/07	63,277	63,277
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	172,574	172,574
Natexis Banques Populaires
4.73%, 04/13/07(6)	86,287	86,287
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	310,634	310,646
Northern Rock PLC
4.68%, 02/02/07(6)	138,060	138,063
Permanent Financing PLC
4.66%, 06/12/06(6)	100,093	100,093
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	115,050	115,050
Principal Life Income Funding Trusts
4.70%, 05/10/06	86,287	86,288
Sedna Finance Inc.
4.75%, 09/20/06(6)	34,515	34,515
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	115,050	115,050
Strips III LLC
4.86%, 07/24/06(6)	29,009	29,009
SunTrust Bank
4.62%, 04/28/06	172,574	172,574
Toyota Motor Credit Corp.
4.81%, 04/10/06	51,772	51,772
UniCredito Italiano SpA
4.84%, 06/14/06	149,565	149,554

Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	115,050	115,050
US Bank N.A.
4.75%, 09/29/06	51,772	51,766
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	210,248	210,248
Wells Fargo & Co.
4.74%, 03/15/07(6)	57,525	57,529
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	57,525	57,522
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	69,030	69,030
Wind Master Trust
4.82%, 08/25/06(6)	11,911	11,911
Winston Funding Ltd.
4.68%, 04/23/06(6)	82,145	82,145

		4,107,886

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,383,961)		8,383,961

TOTAL INVESTMENTS IN SECURITIES — 104.11% (Cost: $203,676,659)		225,351,714
Other Assets, Less Liabilities — (4.11)%		(8,891,945)

NET ASSETS — 100.00%		$216,459,769

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—99.76%
ADVERTISING—0.47%
Clear Channel Outdoor Holdings Inc. Class A(1)	19,640	$460,557
Donnelley (R.H.) Corp.(1)	35,320	2,056,684
Getty Images Inc.(1)	27,486	2,058,152
Harte-Hanks Inc.	32,075	877,251
Interpublic Group of Companies Inc.(1)	238,765	2,282,593
Lamar Advertising Co.(1)	47,442	2,496,398

		10,231,635
AEROSPACE & DEFENSE—0.73%
Alliant Techsystems Inc.(1)	20,788	1,604,210
Goodrich (B.F.) Co.	67,976	2,964,433
L-3 Communications Holdings Inc.	66,851	5,735,147
Rockwell Collins Inc.	100,367	5,655,680

		15,959,470
AGRICULTURE—1.06%
Archer-Daniels-Midland Co.	369,816	12,444,308
Loews Corp. - Carolina Group	38,287	1,809,826
Reynolds American Inc.	48,140	5,078,770
UST Inc.	93,035	3,870,256

		23,203,160
AIRLINES—0.53%
AMR Corp.(1)	101,107	2,734,944
JetBlue Airways Corp.(1)(2)	86,204	924,107
Southwest Airlines Co.	442,089	7,953,181

		11,612,232
APPAREL—0.87%
Coach Inc.(1)	212,453	7,346,625
Columbia Sportswear Co.(1)	8,568	456,931
Jones Apparel Group Inc.	64,406	2,278,040
Liz Claiborne Inc.	61,517	2,520,967
Polo Ralph Lauren Corp.	31,098	1,884,850
Quiksilver Inc.(1)	66,820	926,125
Timberland Co. Class A(1)	28,176	964,464
VF Corp.	49,200	2,799,480

		19,177,482
AUTO MANUFACTURERS—0.47%
Navistar International Corp.(1)	35,100	968,058
Oshkosh Truck Corp.	41,060	2,555,574
PACCAR Inc.	97,935	6,902,459

		10,426,091
AUTO PARTS & EQUIPMENT—0.67%
Autoliv Inc.	47,102	2,665,031
BorgWarner Inc.	31,791	1,908,732
Goodyear Tire & Rubber Co. (The)(1)	87,241	1,263,250

Johnson Controls Inc.	108,181	8,214,183
Lear Corp.(2)	574	10,177
TRW Automotive Holdings Corp.(1)	24,112	561,810

		14,623,183
BANKS—5.21%
AmSouth Bancorp	198,854	5,379,001
Associated Bancorp	77,078	2,619,110
Bank of Hawaii Corp.	29,485	1,571,845
BOK Financial Corp.	12,951	615,820
City National Corp.	23,279	1,787,594
Colonial BancGroup Inc. (The)	87,433	2,185,825
Comerica Inc.	95,097	5,512,773
Commerce Bancorp Inc.	97,779	3,583,600
Commerce Bancshares Inc.	35,444	1,831,392
Compass Bancshares Inc.	69,770	3,531,060
Cullen/Frost Bankers Inc.	30,777	1,654,264
East West Bancorp Inc.	31,814	1,226,430
First Horizon National Corp.	69,995	2,915,292
FirstMerit Corp.	47,226	1,164,593
Fulton Financial Corp.	93,435	1,607,082
Huntington Bancshares Inc.	145,100	3,501,263
International Bancshares Corp.	26,071	749,020
Investors Financial Services Corp.	37,624	1,763,437
KeyCorp	229,658	8,451,414
M&T Bank Corp.	43,026	4,910,988
Marshall & Ilsley Corp.	128,989	5,621,341
Mellon Financial Corp.	238,412	8,487,467
Mercantile Bankshares Corp.	67,246	2,585,609
North Fork Bancorp Inc.	269,046	7,756,596
Northern Trust Corp.	110,856	5,819,940
Popular Inc.	156,166	3,242,006
Sky Financial Group Inc.	54,039	1,432,033
South Financial Group Inc. (The)	40,654	1,063,102
Synovus Financial Corp.	175,225	4,746,845
TCF Financial Corp.	76,202	1,962,201
TD Banknorth Inc.	69,405	2,037,037
UnionBanCal Corp.	31,975	2,243,366
Valley National Bancorp	61,136	1,566,304
Webster Financial Corp.	30,328	1,469,695
Whitney Holding Corp.	35,540	1,260,248
Wilmington Trust Corp.	38,051	1,649,511
Zions Bancorporation	58,520	4,841,360

		114,346,464
BEVERAGES—0.62%
Brown-Forman Corp. Class B	31,527	2,426,633
Coca-Cola Enterprises Inc.	169,781	3,453,346
Constellation Brands Inc.(1)	107,910	2,703,145
Molson Coors Brewing Co. Class B	26,410	1,812,254
Pepsi Bottling Group Inc.	78,726	2,392,483
PepsiAmericas Inc.	38,546	942,450

		13,730,311
BIOTECHNOLOGY—1.67%
Affymetrix Inc.(1)(2)	37,406	1,231,780
Biogen Idec Inc.(1)	194,145	9,144,229
Celgene Corp.(1)	187,972	8,312,122
Charles River Laboratories International Inc.(1)	40,394	1,980,114
Chiron Corp.(1)	63,657	2,916,127
Invitrogen Corp.(1)	27,704	1,942,882
MedImmune Inc.(1)	139,583	5,105,946
Millennium Pharmaceuticals Inc.(1)	173,023	1,749,263

Millipore Corp.(1)	29,654	2,166,521
PDL BioPharma Inc.(1)	63,460	2,081,488

		36,630,472
BUILDING MATERIALS—0.79%
American Standard Companies Inc.	105,455	4,519,801
Florida Rock Industries Inc.(2)	26,405	1,484,489
Lafarge North America Inc.	19,252	1,617,168
Martin Marietta Materials Inc.	26,286	2,813,391
USG Corp.(1)	20,829	1,977,922
Vulcan Materials Co.	57,527	4,984,715

		17,397,486
CHEMICALS—2.12%
Airgas Inc.	35,284	1,379,252
Albemarle Corp.	20,718	939,561
Ashland Inc.	36,755	2,612,545
Cabot Corp.	35,513	1,207,087
Celanese Corp. Class A	28,525	598,169
Chemtura Corp.	131,328	1,547,044
Cytec Industries Inc.	22,721	1,363,487
Eastman Chemical Co.	45,361	2,321,576
Ecolab Inc.	103,094	3,938,191
Engelhard Corp.	68,017	2,694,153
FMC Corp.	21,173	1,312,303
Huntsman Corp.(1)	33,922	654,695
International Flavors & Fragrances Inc.	53,000	1,818,960
Lubrizol Corp.	38,146	1,634,556
Lyondell Chemical Co.	112,371	2,236,183
Mosaic Co. (The)(1)	72,768	1,044,221
PPG Industries Inc.	96,714	6,126,832
Rohm & Haas Co.	90,506	4,423,028
RPM International Inc.	66,370	1,190,678
Sherwin-Williams Co. (The)	65,317	3,229,272
Sigma-Aldrich Corp.	38,866	2,556,994
Tronox Inc. Class B(1)	163	2,765
Valhi Inc.	5,238	92,713
Valspar Corp. (The)	57,329	1,597,759

		46,522,024
COAL—0.72%
Arch Coal Inc.	39,909	3,030,689
CONSOL Energy Inc.	51,398	3,811,676
Massey Energy Co.	46,130	1,663,909
Peabody Energy Corp.	147,329	7,426,855

		15,933,129
COMMERCIAL SERVICES—3.36%
ADESA Inc.	50,408	1,347,910
Alliance Data Systems Corp.(1)	47,119	2,203,756
ARAMARK Corp. Class B	40,521	1,196,990
Block (H & R) Inc.	186,191	4,031,035
Career Education Corp.(1)	57,895	2,184,378
ChoicePoint Inc.(1)	50,755	2,271,286
Convergys Corp.(1)	80,242	1,461,207
Corporate Executive Board Co. (The)	23,296	2,350,566
Deluxe Corp.	28,008	732,969
Donnelley (R.R.) & Sons Co.	120,176	3,932,159
Education Management Corp.(1)	41,933	1,744,413
Equifax Inc.	73,147	2,723,994
Hewitt Associates Inc. Class A(1)	21,764	647,261
Interactive Data Corp.	20,669	485,721
Iron Mountain Inc.(1)	61,729	2,514,839

ITT Educational Services Inc.(1)	24,682	1,580,882
Laureate Education Inc.(1)	27,856	1,486,953
Manpower Inc.	50,811	2,905,373
McKesson Corp.	168,994	8,809,657
Moody’s Corp.	141,879	10,138,673
Paychex Inc.	186,976	7,789,420
Pharmaceutical Product Development Inc.	54,367	1,881,642
Rent-A-Center Inc.(1)	40,188	1,028,411
Robert Half International Inc.	96,551	3,727,834
Service Corp. International	174,820	1,363,596
ServiceMaster Co. (The)	163,787	2,148,885
Weight Watchers International Inc.	21,836	1,122,370

		73,812,180
COMPUTERS—3.28%
Affiliated Computer Services Inc. Class A(1)	67,612	4,033,732
BISYS Group Inc. (The)(1)	68,387	921,857
CACI International Inc. Class A(1)	16,924	1,112,753
Cadence Design Systems Inc.(1)	155,805	2,880,834
Ceridian Corp.(1)	84,558	2,152,001
Cognizant Technology Solutions Corp.(1)	76,289	4,538,433
Computer Sciences Corp.(1)	107,659	5,980,457
Diebold Inc.	40,199	1,652,179
DST Systems Inc.(1)	35,692	2,067,994
Electronic Data Systems Corp.	292,302	7,842,463
Lexmark International Inc.(1)	61,054	2,770,631
National Instruments Corp.	31,156	1,016,309
NCR Corp.(1)	105,246	4,398,230
Network Appliance Inc.(1)	206,271	7,431,944
Reynolds & Reynolds Co. (The) Class A	35,530	1,009,052
SanDisk Corp.(1)	109,160	6,278,883
SRA International Inc. Class A(1)	16,424	619,678
Sun Microsystems Inc.(1)	1,918,719	9,843,028
Synopsys Inc.(1)	82,089	1,834,689
Unisys Corp.(1)	191,191	1,317,306
Western Digital Corp.(1)	120,134	2,334,204

		72,036,657
COSMETICS & PERSONAL CARE—0.21%
Alberto-Culver Co.	41,975	1,856,554
Estee Lauder Companies Inc. (The) Class A	72,270	2,687,721

		4,544,275
DISTRIBUTION & WHOLESALE—0.78%
CDW Corp.	34,989	2,059,103
Fastenal Co.	70,369	3,331,268
Genuine Parts Co.	98,286	4,307,875
Grainger (W.W.) Inc.	43,427	3,272,224
Ingram Micro Inc. Class A(1)	72,368	1,447,360
SCP Pool Corp.	29,697	1,393,086
Tech Data Corp.(1)	33,284	1,228,512

		17,039,428
DIVERSIFIED FINANCIAL SERVICES—3.30%
Affiliated Managers Group Inc.(1)	18,939	2,019,087
AmeriCredit Corp.(1)	72,718	2,234,624
Bear Stearns Companies Inc. (The)	67,240	9,326,188
BlackRock Inc.	11,157	1,561,980
CBOT Holdings Inc. Class A(1)(2)	1,805	215,517
Chicago Mercantile Exchange Holdings Inc.	19,294	8,634,065
CIT Group Inc.	112,552	6,023,783
E*TRADE Financial Corp.(1)	234,691	6,331,963
Eaton Vance Corp.	75,196	2,058,866

Edwards (A.G.) Inc.	43,359	2,161,880
Federated Investors Inc. Class B	47,306	1,847,299
First Marblehead Corp. (The)(2)	14,841	641,873
Friedman, Billings, Ramsey Group Inc. Class A	80,197	752,248
IndyMac Bancorp Inc.	35,087	1,436,111
Janus Capital Group Inc.	121,447	2,813,927
Jefferies Group Inc.	28,906	1,691,001
Legg Mason Inc.	69,774	8,744,776
Nelnet Inc. Class A(1)	9,938	413,918
Nuveen Investments Inc. Class A	29,243	1,408,050
Raymond James Financial Inc.	53,400	1,578,504
Rowe (T.) Price Group Inc.	73,353	5,736,938
Student Loan Corp.	2,261	526,813
TD Ameritrade Holding Corp.	203,020	4,237,027

		72,396,438
ELECTRIC—5.41%
AES Corp. (The)(1)	367,977	6,277,688
Allegheny Energy Inc.(1)	91,517	3,097,850
Alliant Energy Corp.	64,369	2,025,692
Ameren Corp.	110,371	5,498,683
American Electric Power Co. Inc.	216,333	7,359,649
CenterPoint Energy Inc.	174,612	2,083,121
CMS Energy Corp.(1)	123,108	1,594,249
Consolidated Edison Inc.	136,958	5,957,673
Constellation Energy Group Inc.	100,019	5,472,039
DPL Inc.	71,188	1,922,076
DTE Energy Co.	98,136	3,934,272
Edison International	183,522	7,557,436
Energy East Corp.	83,047	2,018,042
Great Plains Energy Inc.	42,157	1,186,720
Hawaiian Electric Industries Inc.(2)	45,676	1,239,190
MDU Resources Group Inc.	66,896	2,237,671
Northeast Utilities	84,500	1,650,285
NRG Energy Inc.(1)	77,174	3,489,808
NSTAR	60,060	1,718,317
OGE Energy Corp.	50,875	1,475,375
Pepco Holdings Inc.	106,578	2,428,913
PG&E Corp.	194,529	7,567,178
Pinnacle West Capital Corp.	55,528	2,171,145
PNM Resources Inc.	39,005	951,722
PPL Corp.	213,801	6,285,749
Progress Energy Inc.	140,102	6,161,686
Public Service Enterprise Group Inc.	141,085	9,035,083
Puget Energy Inc.	65,206	1,381,063
Reliant Energy Inc.(1)	169,374	1,791,977
SCANA Corp.	64,010	2,511,752
TECO Energy Inc.	116,947	1,885,186
Westar Energy Inc.	49,049	1,020,710
Wisconsin Energy Corp.	65,976	2,638,380
WPS Resources Corp.	22,619	1,113,307
Xcel Energy Inc.	226,629	4,113,316

		118,853,003
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
American Power Conversion Corp.	93,819	2,168,157
AMETEK Inc.	39,218	1,763,241
Energizer Holdings Inc.(1)	36,915	1,956,495
Hubbell Inc. Class B	34,687	1,778,056
Molex Inc.	78,832	2,617,222

		10,283,171

ELECTRONICS—2.30%
Agilent Technologies Inc.(1)	241,532	9,069,527
Amphenol Corp. Class A	49,806	2,598,877
Applera Corp. - Applied Biosystems Group	103,272	2,802,802
Arrow Electronics Inc.(1)	66,478	2,145,245
Avnet Inc.(1)	81,435	2,066,820
AVX Corp.	29,168	516,274
Dolby Laboratories Inc. Class A(1)	15,407	322,006
Fisher Scientific International Inc.(1)	67,664	4,604,535
FLIR Systems Inc.(1)(2)	34,569	982,105
Gentex Corp.	87,886	1,534,490
Jabil Circuit Inc.(1)	92,226	3,952,806
Mettler Toledo International Inc.(1)	24,209	1,460,771
PerkinElmer Inc.	73,019	1,713,756
Sanmina-SCI Corp.(1)	296,729	1,216,589
Solectron Corp.(1)	502,514	2,010,056
Symbol Technologies Inc.	136,578	1,444,995
Tektronix Inc.	47,021	1,679,120
Thermo Electron Corp.(1)	90,809	3,368,106
Thomas & Betts Corp.(1)	33,831	1,738,237
Trimble Navigation Ltd.(1)	29,789	1,341,994
Vishay Intertechnology Inc.(1)	94,670	1,348,101
Waters Corp.(1)	58,641	2,530,359

		50,447,571
ENGINEERING & CONSTRUCTION—0.32%
Fluor Corp.	48,787	4,185,925
Jacobs Engineering Group Inc.(1)	32,353	2,806,299

		6,992,224
ENTERTAINMENT—0.66%
DreamWorks Animation SKG Inc. Class A(1)	23,045	609,540
GTECH Holdings Corp.	70,654	2,405,769
International Game Technology Inc.	193,671	6,821,093
International Speedway Corp. Class A	19,831	1,009,398
Penn National Gaming Inc.(1)	38,236	1,612,794
Regal Entertainment Group Class A(2)	24,644	463,554
Scientific Games Corp. Class A(1)	33,976	1,193,577
Warner Music Group Corp.	18,703	405,668

		14,521,393
ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc.(1)	119,378	1,461,187
Nalco Holding Co.(1)	47,167	834,856
Republic Services Inc.	77,328	3,287,213
Stericycle Inc.(1)	24,889	1,682,994

		7,266,250
FOOD—2.69%
Albertson’s Inc.	207,484	5,326,114
Campbell Soup Co.	130,042	4,213,361
ConAgra Foods Inc.	291,763	6,261,234
Dean Foods Co.(1)	79,060	3,069,900
Del Monte Foods Co.	112,602	1,335,460
Heinz (H.J.) Co.	197,204	7,477,976
Hormel Foods Corp.	41,787	1,412,401
Kroger Co.(1)	410,545	8,358,696
McCormick & Co. Inc. NVS	76,334	2,584,669
Pilgrim’s Pride Corp.	8,383	181,660
Safeway Inc.	252,499	6,342,775
Smithfield Foods Inc.(1)	48,800	1,431,792
Smucker (J.M.) Co. (The)	29,024	1,152,253

SUPERVALU Inc.	76,688	2,363,524
TreeHouse Foods Inc.(1)	17,219	457,164
Tyson Foods Inc. Class A	136,137	1,870,522
Whole Foods Market Inc.	77,560	5,153,086

		58,992,587
FOREST PRODUCTS & PAPER—0.68%
Louisiana-Pacific Corp.	61,151	1,663,307
MeadWestvaco Corp.	103,756	2,833,576
Plum Creek Timber Co. Inc.	103,772	3,832,300
Rayonier Inc.	42,409	1,933,426
Smurfit-Stone Container Corp.(1)	143,457	1,946,711
Temple-Inland Inc.	63,060	2,809,323

		15,018,643
GAS—1.13%
AGL Resources Inc.	43,463	1,566,841
Atmos Energy Corp.	45,171	1,189,352
Energen Corp.	41,301	1,445,535
KeySpan Corp.	98,195	4,013,230
NiSource Inc.	153,120	3,096,086
ONEOK Inc.	66,070	2,130,757
Piedmont Natural Gas Co.(2)	43,360	1,040,206
Sempra Energy	144,304	6,704,364
Southern Union Co.	53,994	1,340,671
UGI Corp.	57,267	1,206,616
Vectren Corp.	42,979	1,133,786

		24,867,444
HAND & MACHINE TOOLS—0.33%
Black & Decker Corp.	42,739	3,713,592
Snap-On Inc.	32,608	1,243,017
Stanley Works (The)	46,753	2,368,507

		7,325,116
HEALTH CARE - PRODUCTS—1.98%
Advanced Medical Optics Inc.(1)	36,627	1,708,283
Bard (C.R.) Inc.	59,221	4,015,776
Bausch & Lomb Inc.	30,132	1,919,408
Beckman Coulter Inc.	34,816	1,899,909
Biomet Inc.	141,890	5,039,933
Cooper Companies Inc.	24,770	1,338,323
Cytyc Corp.(1)	64,118	1,806,845
Dade Behring Holdings Inc.	49,836	1,779,644
DENTSPLY International Inc.	45,339	2,636,463
Edwards Lifesciences Corp.(1)	33,544	1,459,164
Gen-Probe Inc.(1)	28,500	1,570,920
Henry Schein Inc.(1)	48,810	2,336,047
Hillenbrand Industries Inc.	31,149	1,712,884
IDEXX Laboratories Inc.(1)	18,360	1,585,570
Kinetic Concepts Inc.(1)	27,193	1,119,536
Patterson Companies Inc.(1)	77,493	2,727,754
ResMed Inc.(1)	39,315	1,729,074
Respironics Inc.(1)	40,362	1,570,485
TECHNE Corp.(1)	21,721	1,306,301
Varian Medical Systems Inc.(1)	74,447	4,180,944

		43,443,263
HEALTH CARE - SERVICES—2.01%
AMERIGROUP Corp.(1)	29,014	610,455
Community Health Systems Inc.(1)	54,954	1,986,587
Covance Inc.(1)	35,459	2,083,216
Coventry Health Care Inc.(1)	90,744	4,898,361

DaVita Inc.(1)	56,390	3,395,242
Health Management Associates Inc. Class A	138,916	2,996,418
Health Net Inc.(1)	63,360	3,219,955
Humana Inc.(1)	91,182	4,800,732
Laboratory Corp. of America Holdings(1)	70,613	4,129,448
LifePoint Hospitals Inc.(1)	31,052	965,717
Lincare Holdings Inc.(1)	51,938	2,023,504
Manor Care Inc.	44,342	1,966,568
Quest Diagnostics Inc.	90,397	4,637,366
Sierra Health Services Inc.(1)	28,108	1,143,996
Tenet Healthcare Corp.(1)	263,816	1,946,962
Triad Hospitals Inc.(1)	48,097	2,015,264
Universal Health Services Inc. Class B	25,682	1,304,389

		44,124,180
HOLDING COMPANIES - DIVERSIFIED—0.12%
Leucadia National Corp.	45,810	2,733,025

		2,733,025
HOME BUILDERS—1.50%
Beazer Homes USA Inc.	23,391	1,536,789
Centex Corp.	71,271	4,418,089
Horton (D.R.) Inc.	153,235	5,090,467
Hovnanian Enterprises Inc. Class A(1)	19,005	834,890
KB Home	45,720	2,970,886
Lennar Corp. Class A	75,514	4,559,535
M.D.C. Holdings Inc.	18,053	1,160,988
Meritage Homes Corp.(1)	12,786	702,719
NVR Inc.(1)	2,648	1,956,740
Pulte Homes Inc.	120,865	4,643,633
Ryland Group Inc.	26,502	1,839,239
Standard-Pacific Corp.	38,198	1,284,217
Toll Brothers Inc.(1)	59,648	2,065,610

		33,063,802
HOME FURNISHINGS—0.37%
Harman International Industries Inc.	37,943	4,216,606
Tempur-Pedic International Inc.(1)	19,367	274,043
Whirlpool Corp.	39,479	3,611,144

		8,101,793
HOUSEHOLD PRODUCTS & WARES—0.88%
ACCO Brands Corp.(1)	22,696	503,851
American Greetings Corp. Class A(2)	33,659	727,708
Avery Dennison Corp.	56,180	3,285,406
Church & Dwight Co. Inc.	35,861	1,323,988
Clorox Co. (The)	86,841	5,197,434
Fortune Brands Inc.	81,941	6,606,903
Scotts Miracle-Gro Co. (The) Class A	25,519	1,167,749
Spectrum Brands Inc.(1)(2)	20,805	451,885

		19,264,924
HOUSEWARES—0.23%
Newell Rubbermaid Inc.	154,983	3,904,022
Toro Co.	24,412	1,165,673

		5,069,695
INSURANCE—5.14%
Alleghany Corp.(1)	2,806	812,476
Ambac Financial Group Inc.	61,011	4,856,476
American Financial Group Inc.	26,643	1,108,615
American National Insurance Co.	4,491	503,351
AmerUs Group Co.	22,087	1,330,521

AON Corp.	179,038	7,431,867
Assurant Inc.	61,656	3,036,558
Berkley (W.R.) Corp.	60,865	3,533,822
Brown & Brown Inc.	61,606	2,045,319
CIGNA Corp.	68,199	8,908,153
Cincinnati Financial Corp.	98,838	4,158,115
CNA Financial Corp.(1)	13,211	420,638
Commerce Group Inc.	14,931	788,954
Conseco Inc.(1)	85,330	2,117,891
Erie Indemnity Co. Class A	24,231	1,275,520
Fidelity National Financial Inc.	91,260	3,242,468
Fidelity National Title Group Inc. Class A	15,922	362,544
First American Corp.	46,565	1,823,485
Gallagher (Arthur J.) & Co.	52,512	1,460,359
Genworth Financial Inc. Class A	118,959	3,976,799
Hanover Insurance Group Inc. (The)	30,137	1,579,782
HCC Insurance Holdings Inc.	62,492	2,174,722
Jefferson-Pilot Corp.	76,432	4,275,606
Lincoln National Corp.	97,756	5,336,500
Markel Corp.(1)	5,548	1,873,449
MBIA Inc.	76,292	4,587,438
Mercury General Corp.	14,901	818,065
MGIC Investment Corp.	49,317	3,285,992
Nationwide Financial Services Inc.	32,196	1,385,072
Old Republic International Corp.	128,679	2,807,776
Philadelphia Consolidated Holding Corp.(1)	29,268	999,210
PMI Group Inc. (The)	49,987	2,295,403
Principal Financial Group Inc.	165,492	8,076,010
Protective Life Corp.	39,180	1,948,813
Radian Group Inc.	48,550	2,925,137
Reinsurance Group of America Inc.	16,725	790,925
SAFECO Corp.	71,906	3,610,400
StanCorp Financial Group Inc.	31,537	1,706,467
Torchmark Corp.	58,645	3,348,630
Transatlantic Holdings Inc.	15,104	882,829
Unitrin Inc.	27,226	1,266,281
UNUMProvident Corp.	167,633	3,433,124
Wesco Financial Corp.	813	324,387

		112,925,949
INTERNET—0.76%
Akamai Technologies Inc.(1)	76,076	2,502,140
CheckFree Corp.(1)	46,538	2,350,169
Emdeon Corp.(1)	155,199	1,676,149
F5 Networks Inc.(1)	22,391	1,623,124
McAfee Inc.(1)	91,947	2,237,071
Monster Worldwide Inc.(1)	58,247	2,904,195
VeriSign Inc.(1)	138,841	3,330,796

		16,623,644
INVESTMENT COMPANIES—0.21%
Allied Capital Corp.(2)	75,496	2,310,178
American Capital Strategies Ltd.	67,010	2,356,072

		4,666,250
IRON & STEEL—0.76%
Allegheny Technologies Inc.	54,437	3,330,456
Nucor Corp.	90,249	9,457,193
United States Steel Corp.	64,422	3,909,127

		16,696,776
LEISURE TIME—0.23%
Brunswick Corp.	54,613	2,122,261

Polaris Industries Inc.	24,073	1,313,423
Sabre Holdings Corp.	73,748	1,735,290

		5,170,974
LODGING—1.45%
Boyd Gaming Corp.	23,915	1,194,315
Choice Hotels International Inc.	17,141	784,715
Harrah’s Entertainment Inc.	102,432	7,985,599
Hilton Hotels Corp.	215,133	5,477,286
Las Vegas Sands Corp.(1)	13,493	764,513
MGM Mirage(1)	68,150	2,936,584
Starwood Hotels & Resorts Worldwide Inc.	121,745	8,245,789
Station Casinos Inc.	31,347	2,488,011
Wynn Resorts Ltd.(1)(2)	26,895	2,066,881

		31,943,693
MACHINERY—0.98%
Cummins Inc.	25,673	2,698,232
Graco Inc.	39,009	1,772,179
IDEX Corp.	28,835	1,504,322
Joy Global Inc.	67,775	4,050,912
Rockwell Automation Inc.	103,631	7,452,105
Terex Corp.(1)	27,915	2,211,985
Zebra Technologies Corp. Class A(1)	40,499	1,811,115

		21,500,850
MANUFACTURING—2.46%
AptarGroup Inc.	20,095	1,110,249
Brink’s Co. (The)	31,959	1,622,239
Carlisle Companies Inc.	16,552	1,353,954
Donaldson Co. Inc.	41,892	1,415,531
Dover Corp.	114,771	5,573,280
Eastman Kodak Co.(2)	161,750	4,600,170
Eaton Corp.	84,897	6,194,934
Harsco Corp.	23,407	1,933,886
ITT Industries Inc.	103,986	5,846,093
Leggett & Platt Inc.	107,026	2,608,224
Pall Corp.	70,294	2,192,470
Parker Hannifin Corp.	67,707	5,457,861
Pentair Inc.	57,401	2,339,091
Roper Industries Inc.	47,968	2,332,684
SPX Corp.	33,680	1,799,186
Teleflex Inc.	20,653	1,479,374
Textron Inc.	66,602	6,219,961

		54,079,187
MEDIA—1.96%
Belo (A.H.) Corp.	54,179	1,077,079
Cablevision Systems Corp.(1)	112,616	3,006,847
CKX Inc.(1)	12,451	162,735
Dow Jones & Co. Inc.	29,808	1,171,454
EchoStar Communications Corp.(1)	129,800	3,877,126
Hearst-Argyle Television Inc.	16,629	388,453
Knight Ridder Inc.	37,827	2,391,045
Lee Enterprises Inc.	25,687	855,120
Liberty Global Inc. Class A(1)	265,037	5,425,307
McClatchy Co. (The) Class A	11,589	566,123
Meredith Corp.	24,092	1,344,093
New York Times Co. Class A(2)	81,743	2,068,915
Scripps (E.W.) Co. Class A	46,053	2,059,030
Sirius Satellite Radio Inc.(1)	745,877	3,789,055
Tribune Co.	134,152	3,679,789
Univision Communications Inc. Class A(1)	117,471	4,049,225

Washington Post Co. (The) Class B	3,122	2,425,014
Westwood One Inc.	40,349	445,453
Wiley (John) & Sons Inc. Class A	26,269	994,282
XM Satellite Radio Holdings Inc. Class A(1)	144,259	3,212,648

		42,988,793
METAL FABRICATE & HARDWARE—0.27%
Precision Castparts Corp.	74,391	4,418,825
Timken Co. (The)	44,681	1,441,856

		5,860,681
MINING—0.75%
Freeport-McMoRan Copper & Gold Inc.	101,225	6,050,218
Phelps Dodge Corp.	114,331	9,207,075
Southern Copper Corp.	14,606	1,233,915

		16,491,208
OFFICE & BUSINESS EQUIPMENT—0.63%
Pitney Bowes Inc.	129,590	5,563,299
Xerox Corp.(1)	539,782	8,204,686

		13,767,985
OFFICE FURNISHINGS—0.17%
Herman Miller Inc.	39,763	1,288,719
HNI Corp.	29,307	1,729,113
Steelcase Inc. Class A	36,513	657,234

		3,675,066
OIL & GAS—4.25%
Amerada Hess Corp.	43,995	6,264,888
Chesapeake Energy Corp.	206,596	6,489,180
Denbury Resources Inc.(1)	63,866	2,022,636
Diamond Offshore Drilling Inc.	33,011	2,954,485
ENSCO International Inc.	85,483	4,398,100
EOG Resources Inc.	134,775	9,703,800
Forest Oil Corp.(1)	29,758	1,106,402
Helmerich & Payne Inc.	28,795	2,010,467
Kerr-McGee Corp.	64,842	6,191,114
Murphy Oil Corp.	92,875	4,627,033
Newfield Exploration Co.(1)	71,344	2,989,314
Noble Energy Inc.	98,137	4,310,177
Patterson-UTI Energy Inc.	95,459	3,050,870
Pioneer Natural Resources Co.	72,541	3,209,939
Plains Exploration & Production Co.(1)	43,756	1,690,732
Pogo Producing Co.	34,503	1,733,776
Pride International Inc.(1)	89,029	2,775,924
Quicksilver Resources Inc.(1)	31,708	1,225,831
Range Resources Corp.	72,897	1,990,817
Rowan Companies Inc.	61,097	2,685,824
Southwestern Energy Co.(1)	94,039	3,027,115
Sunoco Inc.	77,557	6,016,096
Tesoro Corp.	38,401	2,624,324
Unit Corp.(1)	25,820	1,439,465
XTO Energy Inc.	203,326	8,858,914

		93,397,223
OIL & GAS SERVICES—1.24%
BJ Services Co.	182,430	6,312,078
Cooper Cameron Corp.(1)	65,156	2,872,076
Dresser-Rand Group Inc.(1)	15,190	377,472
FMC Technologies Inc.(1)	39,083	2,001,831
Grant Prideco Inc.(1)	70,263	3,010,067
National Oilwell Varco Inc.(1)	96,931	6,215,216

Smith International Inc.	119,603	4,659,733
Tidewater Inc.	34,113	1,884,061

		27,332,534
PACKAGING & CONTAINERS—0.69%
Ball Corp.	58,758	2,575,363
Bemis Co. Inc.	60,317	1,904,811
Crown Holdings Inc.(1)	93,466	1,658,087
Owens-Illinois Inc.(1)	86,145	1,496,339
Packaging Corp. of America	35,141	788,564
Pactiv Corp.(1)	84,332	2,069,507
Sealed Air Corp.	47,198	2,731,348
Sonoco Products Co.	55,861	1,892,012

		15,116,031
PHARMACEUTICALS—2.63%
Allergan Inc.	82,992	9,004,632
American Pharmaceutical Partners Inc.(1)	11,614	330,883
AmerisourceBergen Corp.	117,416	5,667,670
Barr Pharmaceuticals Inc.(1)	58,113	3,659,957
Cephalon Inc.(1)	32,740	1,972,585
Endo Pharmaceuticals Holdings Inc.(1)	28,699	941,614
Express Scripts Inc.(1)	70,036	6,156,164
Forest Laboratories Inc.(1)	183,589	8,193,577
Hospira Inc.(1)	89,066	3,514,544
ImClone Systems Inc.(1)	39,023	1,327,562
King Pharmaceuticals Inc.(1)	136,372	2,352,417
Kos Pharmaceuticals Inc.(1)	8,739	417,462
Mylan Laboratories Inc.	123,299	2,885,197
Omnicare Inc.	67,442	3,708,636
OSI Pharmaceuticals Inc.(1)	31,394	1,007,747
Sepracor Inc.(1)	58,981	2,878,863
Valeant Pharmaceuticals International	52,438	831,142
VCA Antech Inc.(1)	46,462	1,323,238
Watson Pharmaceuticals Inc.(1)	58,959	1,694,482

		57,868,372
PIPELINES—1.20%
Dynegy Inc. Class A(1)	169,715	814,632
El Paso Corp.	363,014	4,374,319
Equitable Resources Inc.	68,718	2,508,894
Kinder Morgan Inc.	58,605	5,391,074
National Fuel Gas Co.	47,072	1,540,196
Questar Corp.	47,872	3,353,434
Western Gas Resources Inc.	32,008	1,544,386
Williams Companies Inc.	321,580	6,878,596

		26,405,531
REAL ESTATE—0.31%
CB Richard Ellis Group Inc. Class A(1)	28,276	2,281,873
Forest City Enterprises Inc. Class A	37,195	1,753,744
St. Joe Co. (The)	42,850	2,692,694

		6,728,311
REAL ESTATE INVESTMENT TRUSTS—5.93%
AMB Property Corp.	47,453	2,575,274
American Financial Realty Trust	71,761	836,016
Annaly Mortgage Management Inc.	68,818	835,451
Apartment Investment & Management Co. Class A	53,620	2,514,778
Archstone-Smith Trust	119,425	5,824,357
Arden Realty Group Inc.	37,600	1,696,888
AvalonBay Communities Inc.	41,080	4,481,828

Boston Properties Inc.	62,397	5,818,520
BRE Properties Inc. Class A	28,683	1,606,248
Camden Property Trust	26,231	1,889,944
CapitalSource Inc.	52,238	1,299,681
CarrAmerica Realty Corp.	33,025	1,473,245
CBL & Associates Properties Inc.	25,072	1,064,306
Crescent Real Estate Equities Co.	43,939	925,795
Developers Diversified Realty Corp.	61,170	3,349,058
Duke Realty Corp.	75,898	2,880,329
Equity Office Properties Trust	214,451	7,201,265
Equity Residential	161,459	7,554,667
Essex Property Trust Inc.	13,036	1,417,404
Federal Realty Investment Trust	29,658	2,230,282
General Growth Properties Inc.	99,919	4,883,042
Global Signal Inc.	8,609	423,563
Health Care Property Investors Inc.	75,869	2,154,680
Health Care REIT Inc.	32,571	1,240,955
Healthcare Realty Trust Inc.	26,993	1,008,998
Hospitality Properties Trust	40,442	1,766,102
Host Marriott Corp.	216,459	4,632,223
HRPT Properties Trust	114,556	1,344,887
iStar Financial Inc.	63,537	2,432,196
Kimco Realty Corp.	111,879	4,546,763
KKR Financial Corp.	20,984	470,671
Liberty Property Trust	48,755	2,299,286
Macerich Co. (The)	39,441	2,916,662
Mack-Cali Realty Corp.	34,668	1,664,064
Mills Corp.	476	13,328
New Century Financial Corp.	27,632	1,271,625
New Plan Excel Realty Trust Inc.	58,189	1,509,423
Pan Pacific Retail Properties Inc.	22,888	1,622,759
ProLogis	136,429	7,298,952
Public Storage Inc.	46,541	3,780,525
Realty Income Corp.	49,250	1,192,343
Reckson Associates Realty Corp.	45,975	2,106,575
Regency Centers Corp.	38,300	2,573,377
Shurgard Storage Centers Inc. Class A	26,268	1,750,237
SL Green Realty Corp.	23,605	2,395,908
Thornburg Mortgage Inc.	59,351	1,606,038
Trizec Properties Inc.	52,105	1,340,662
United Dominion Realty Trust Inc.	77,352	2,207,626
Ventas Inc.	58,004	1,924,573
Vornado Realty Trust	67,605	6,490,080
Weingarten Realty Investors	44,858	1,827,964

		130,171,423
RETAIL—5.90%
Abercrombie & Fitch Co. Class A	48,563	2,831,223
Advance Auto Parts Inc.	60,512	2,519,720
American Eagle Outfitters Inc.	66,930	1,998,530
AnnTaylor Stores Corp.(1)	41,164	1,514,424
Applebee’s International Inc.	43,178	1,060,020
AutoNation Inc.(1)	100,547	2,166,788
AutoZone Inc.(1)	31,800	3,170,142
Barnes & Noble Inc.	27,136	1,255,040
Bebe Stores Inc.	10,717	197,407
Bed Bath & Beyond Inc.(1)	165,693	6,362,611
BJ’s Wholesale Club Inc.(1)	39,057	1,230,686
Borders Group Inc.	37,805	954,198
Brinker International Inc.	50,117	2,117,443
CarMax Inc.(1)	58,747	1,919,852
CBRL Group Inc.	26,159	1,148,642
Cheesecake Factory (The)(1)	43,973	1,646,789

Chico’s FAS Inc.(1)	101,363	4,119,392
Circuit City Stores Inc.	99,733	2,441,464
Claire’s Stores Inc.	49,811	1,808,637
Copart Inc.(1)	38,058	1,044,692
Darden Restaurants Inc.	88,399	3,627,011
Dick’s Sporting Goods Inc.(1)	19,756	783,721
Dillard’s Inc. Class A	36,192	942,440
Dollar General Corp.	184,955	3,268,155
Dollar Tree Stores Inc.(1)	61,446	1,700,211
Family Dollar Stores Inc.	87,396	2,324,734
Federated Department Stores Inc.	153,345	11,194,185
Foot Locker Inc.	88,011	2,101,703
Limited Brands Inc.	194,698	4,762,313
Men’s Wearhouse Inc. (The)	27,387	984,289
Michaels Stores Inc.	77,020	2,894,412
MSC Industrial Direct Co. Inc. Class A	26,281	1,419,700
Nordstrom Inc.	123,715	4,847,154
Office Depot Inc.(1)	166,574	6,203,216
OfficeMax Inc.	39,960	1,205,593
O’Reilly Automotive Inc.(1)	56,259	2,056,829
Outback Steakhouse Inc.	35,540	1,563,760
Panera Bread Co. Class A(1)	15,251	1,146,570
Penney (J.C.) Co. Inc.	116,453	7,034,926
PetSmart Inc.	80,894	2,276,357
RadioShack Corp.	75,793	1,457,499
Rite Aid Corp.(1)	294,642	1,178,568
Ross Stores Inc.	83,398	2,434,388
Saks Inc.(1)	70,089	1,352,718
Sonic Corp.(1)	34,106	1,198,144
Tiffany & Co.	81,410	3,056,131
TJX Companies Inc.	270,801	6,721,281
Urban Outfitters Inc.(1)	60,527	1,485,333
Wendy’s International Inc.	64,758	4,018,881
Williams-Sonoma Inc.(1)	65,120	2,761,088

		129,509,010
SAVINGS & LOANS—0.85%
Astoria Financial Corp.	55,167	1,707,970
Capitol Federal Financial	12,557	405,591
Downey Financial Corp.	11,748	790,640
Hudson City Bancorp Inc.	336,711	4,474,889
Independence Community Bank Corp.	47,427	1,976,757
New York Community Bancorp Inc.(2)	149,868	2,625,687
People’s Bank	33,438	1,095,095
Sovereign Bancorp Inc.	205,458	4,501,585
Washington Federal Inc.	49,016	1,186,187

		18,764,401
SEMICONDUCTORS—4.66%
Advanced Micro Devices Inc.(1)	270,913	8,983,475
Agere Systems Inc.(1)	102,006	1,534,170
Altera Corp.(1)	209,349	4,320,963
Analog Devices Inc.	208,436	7,981,014
Broadcom Corp. Class A(1)	233,808	10,091,153
Cree Inc.(1)	42,526	1,395,278
Freescale Semiconductor Inc. Class B(1)	226,360	6,286,017
International Rectifier Corp.(1)	39,874	1,651,980
Intersil Corp. Class A	80,194	2,319,210
KLA-Tencor Corp.	110,915	5,363,849
Lam Research Corp.(1)	78,098	3,358,214
Linear Technology Corp.	172,387	6,047,336
LSI Logic Corp.(1)	218,394	2,524,635
Maxim Integrated Products Inc.	184,756	6,863,685

MEMC Electronic Materials Inc.(1)	77,794	2,872,154
Microchip Technology Inc.	117,463	4,263,907
Micron Technology Inc.(1)	358,783	5,281,286
National Semiconductor Corp.	196,662	5,475,070
Novellus Systems Inc.(1)	72,051	1,729,224
NVIDIA Corp.(1)	95,729	5,481,443
QLogic Corp.(1)	89,390	1,729,697
Teradyne Inc.(1)	110,725	1,717,345
Xilinx Inc.	196,340	4,998,816

		102,269,921
SOFTWARE—2.64%
Activision Inc.(1)	134,490	1,854,617
Autodesk Inc.(1)	128,431	4,947,162
Avid Technology Inc.(1)	23,363	1,015,356
BEA Systems Inc.(1)	222,844	2,925,942
BMC Software Inc.(1)	124,908	2,705,507
Cerner Corp.(1)	35,450	1,682,103
Citrix Systems Inc.(1)	99,894	3,785,983
Compuware Corp.(1)	217,906	1,706,204
Dun & Bradstreet Corp.(1)	38,399	2,944,435
Fair Isaac Corp.	38,185	1,512,890
Fidelity National Information Services Inc.	98,658	4,000,582
Fiserv Inc.(1)	100,834	4,290,487
Global Payments Inc.	37,081	1,965,664
Hyperion Solutions Corp.(1)	34,230	1,115,898
IMS Health Inc.	112,266	2,893,095
Intuit Inc.(1)	87,940	4,677,529
NAVTEQ Corp.(1)	50,449	2,555,242
Novell Inc.(1)	214,152	1,644,687
Pixar Inc.(1)	30,185	1,936,066
Red Hat Inc.(1)	99,662	2,788,543
Salesforce.com Inc.(1)	38,535	1,399,977
SEI Investments Co.	35,784	1,450,326
Sybase Inc.(1)	50,757	1,071,988
Take-Two Interactive Software Inc.(1)(2)	39,453	736,193
Total System Services Inc.	20,967	417,663

		58,024,139
TELECOMMUNICATIONS—2.92%
ADC Telecommunications Inc.(1)	65,240	1,669,492
American Tower Corp. Class A(1)	235,567	7,142,391
Andrew Corp.(1)	91,705	1,126,137
Avaya Inc.(1)	268,788	3,037,304
CenturyTel Inc.	64,961	2,541,274
Citizens Communications Co.	192,308	2,551,927
Comverse Technology Inc.(1)	112,354	2,643,690
Crown Castle International Corp.(1)	123,433	3,499,326
Harris Corp.	75,372	3,564,342
JDS Uniphase Corp.(1)	898,977	3,748,734
Lucent Technologies Inc.(1)	2,495,734	7,611,989
Nextel Partners Inc. Class A(1)	93,059	2,635,431
NII Holdings Inc. Class B(1)	69,987	4,127,133
NTL Inc.(1)	144,682	4,211,693
PanAmSat Holding Corp.	28,425	705,509
Qwest Communications International Inc.(1)	849,883	5,779,204
Telephone & Data Systems Inc.	61,384	2,420,985
Tellabs Inc.(1)	252,526	4,015,163
United States Cellular Corp.(1)	8,816	523,318
West Corp.(1)	11,696	522,343

		64,077,385

TEXTILES—0.26%
Cintas Corp.	79,086	3,370,645
Mohawk Industries Inc.(1)	29,407	2,373,733

		5,744,378
TOYS, GAMES & HOBBIES—0.30%
Hasbro Inc.	88,168	1,860,345
Marvel Entertainment Inc.(1)	33,179	667,561
Mattel Inc.	219,086	3,972,029

		6,499,935
TRANSPORTATION—1.85%
Alexander & Baldwin Inc.	24,748	1,179,985
CH Robinson Worldwide Inc.	96,405	4,732,521
CNF Inc.	29,665	1,481,470
CSX Corp.	122,002	7,295,720
Expeditors International Washington Inc.	60,083	5,190,570
Hunt (J.B.) Transport Services Inc.	66,132	1,424,483
Laidlaw International Inc.	56,473	1,536,066
Landstar System Inc.	33,671	1,485,565
Norfolk Southern Corp.	227,739	12,313,848
Overseas Shipholding Group Inc.	16,334	782,889
Ryder System Inc.	34,299	1,535,909
Swift Transportation Co. Inc.(1)	24,608	534,732
YRC Worldwide Inc.(1)	32,572	1,239,690

		40,733,448
WATER—0.09%
Aqua America Inc.(2)	72,159	2,007,463

		2,007,463

TOTAL COMMON STOCKS (Cost: $1,880,894,302)		2,191,030,762

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.70%
CERTIFICATES OF DEPOSIT(3)—0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$94,992	94,992
Washington Mutual Bank
4.79%, 05/10/06	94,992	94,992
Wells Fargo Bank N.A.
4.78%, 12/05/06	151,987	151,987

		341,971
COMMERCIAL PAPER(3)—0.13%
Amstel Funding Corp.
4.40%, 05/08/06	94,992	94,580
Aspen Funding Corp.
4.90%, 04/03/06	32,297	32,297
Barton Capital Corp.
4.73%, 05/10/06	75,993	75,624
Bryant Park Funding LLC
4.72%, 04/18/06	102,076	101,875
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	47,496	47,390
CC USA Inc.
4.23%, 04/21/06	56,995	56,875

Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	474,959	474,035
Ebury Finance Ltd.
4.79%, 05/10/06	47,496	47,262
Edison Asset Securitization LLC
4.37%, 05/08/06	94,992	94,588
Galaxy Funding Inc.
4.23%, 04/18/06	54,525	54,429
Giro Funding Corp.
4.76%, 04/24/06	47,496	47,364
Grampian Funding LLC
4.41%, 05/15/06	94,992	94,503
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	267,206	266,478
Liberty Street Funding Corp.
4.73%, 04/18/06	47,496	47,402
Mont Blanc Capital Corp.
4.73%, 04/20/06	284,975	284,339
Nordea North America Inc.
4.16%, 04/04/06	199,483	199,459
Park Granada LLC
4.75%, 05/05/06	82,227	81,880
Sigma Finance Inc.
4.16%, 04/06/06	113,990	113,951
Solitaire Funding Ltd.
4.75%, 05/10/06	56,995	56,717
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	386,464	385,670
Thunder Bay Funding Inc.
4.76%, 04/18/06	93,742	93,556
Tulip Funding Corp.
4.80%, 04/28/06	189,984	189,350

		2,939,624
MEDIUM-TERM NOTES(3)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	58,895	58,893
K2 USA LLC
3.94%, 07/07/06	113,990	113,989
Marshall & Ilsley Bank
5.18%, 12/15/06	189,984	190,442
Sigma Finance Inc.
5.13%, 03/30/07	66,494	66,494
Toronto-Dominion Bank
3.81%, 06/20/06	237,479	237,484
US Bank N.A.
2.85%, 11/15/06	37,997	37,564

		704,866
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	1,803,043	1,803,043

		1,803,043

REPURCHASE AGREEMENTS(3)—0.09%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $285,092 (collateralized by non-U.S. Government debt securities, value $314,268, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$284,975	284,975
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $475,154 (collateralized by non-U.S. Government debt securities, value $498,895, 3.82% to 6.58%, 4/21/34 to 11/20/35).	474,959	474,959
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $475,151 (collateralized by U.S. Government obligations, value $483,572, 4.50% to 5.00%, 4/1/34 to 3/1/36).	474,959	474,959
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $380,126 (collateralized by non-U.S. Government debt securities, value $399,968, 0.00% to 10.00%, 1/1/08 to 1/1/10).	379,967	379,967
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $190,061 (collateralized by U.S. Government obligations, value $194,270, 4.76% to 5.80%, 9/1/15 to 2/1/36).	189,984	189,984
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $190,062 (collateralized by non-U.S. Government debt securities, value $192,687, 0.00% to 6.91%, 4/3/06 to 3/15/32).	189,984	189,984

		1,994,828
TIME DEPOSITS(3)—0.04%
Fifth Third Bank
4.84%, 04/03/06	213,431	213,431
Societe Generale
4.85%, 04/03/06	189,984	189,984
UBS AG
4.88%, 04/03/06	379,967	379,967

		783,382
VARIABLE & FLOATING RATE NOTES(3)—0.31%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	438,862	438,941
American Express Bank
4.74%, 07/19/06	47,496	47,496
American Express Centurion Bank
4.78%, 06/29/06	75,993	75,993
American Express Credit Corp.
4.76%, 02/05/07	56,995	57,036
ASIF Global Financing
4.95%, 05/30/06(6)	360,969	361,060
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	123,489	123,489
Beta Finance Inc.
4.77%, 05/25/06(6)	132,988	132,987
BMW US Capital LLC
4.72%, 04/16/07(6)	189,984	189,984
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	15,199	15,199
CC USA Inc.
4.77%, 05/25/06(6)	104,491	104,489

Commodore CDO Ltd.
4.97%, 12/12/06(6)	47,496	47,496
DEPFA Bank PLC
4.92%, 03/15/07	189,984	189,984
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	189,984	189,984
Fifth Third Bancorp.
4.78%, 01/23/07(6)	379,967	379,967
General Electric Capital Corp.
4.79%, 04/09/07	85,493	85,554
Hartford Life Global Funding Trusts
4.77%, 02/15/07	189,984	189,984
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	189,984	189,984
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	198,870	198,870
Marshall & Ilsley Bank
4.73%, 02/15/07	104,491	104,491
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	284,975	284,975
Natexis Banques Populaires
4.73%, 04/13/07(6)	142,488	142,488
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	512,956	512,975
Northern Rock PLC
4.68%, 02/02/07(6)	227,980	227,987
Permanent Financing PLC
4.66%, 06/12/06(6)	165,286	165,286
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	189,984	189,984
Principal Life Income Funding Trusts
4.70%, 05/10/06	142,488	142,488
Sedna Finance Inc.
4.75%, 09/20/06(6)	56,995	56,995
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	189,984	189,984
Strips III LLC
4.86%, 07/24/06(6)	47,903	47,903
SunTrust Bank
4.62%, 04/28/06	284,975	284,975
Toyota Motor Credit Corp.
4.81%, 04/10/06	85,493	85,493
UniCredito Italiano SpA
4.84%, 06/14/06	246,979	246,961
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	189,984	189,984
US Bank N.A.
4.75%, 09/29/06	85,493	85,482
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	347,186	347,187
Wells Fargo & Co.
4.74%, 03/15/07(6)	94,992	94,998
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	94,992	94,988
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	113,990	113,992
Wind Master Trust
4.82%, 08/25/06(6)	19,669	19,669
Winston Funding Ltd.
4.68%, 04/23/06(6)	135,648	135,648

		6,783,430

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,351,144)	15,351,144

TOTAL INVESTMENTS IN SECURITIES—100.46% (Cost: $1,896,245,446)	2,206,381,906
Other Assets, Less Liabilities—(0.46)%	(10,013,437)

NET ASSETS—100.00%	$2,196,368,469

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—99.91%
ADVERTISING—0.87%
Clear Channel Outdoor Holdings Inc. Class A(1)	19,281	$452,139
Donnelley (R.H.) Corp.(1)	52,130	3,035,530
Getty Images Inc.(1)	40,433	3,027,623
Harte-Hanks Inc.	47,031	1,286,298
Interpublic Group of Companies Inc.(1)	306,021	2,925,561
Lamar Advertising Co.(1)	58,111	3,057,801

		13,784,952
AEROSPACE & DEFENSE—1.22%
Alliant Techsystems Inc.(1)	21,999	1,697,663
Goodrich (B.F.) Co.	100,179	4,368,806
L-3 Communications Holdings Inc.	57,518	4,934,469
Rockwell Collins Inc.	148,233	8,352,930

		19,353,868
AGRICULTURE—0.19%
UST Inc.	72,381	3,011,050

		3,011,050
AIRLINES—0.71%
AMR Corp.(1)	149,296	4,038,457
JetBlue Airways Corp.(1)(2)	126,087	1,351,653
Southwest Airlines Co.	321,661	5,786,681

		11,176,791
APPAREL—0.91%
Coach Inc.(1)	313,672	10,846,778
Columbia Sportswear Co.(1)	2,740	146,124
Polo Ralph Lauren Corp.	11,149	675,741
Quiksilver Inc.(1)	97,993	1,358,183
Timberland Co. Class A(1)	41,915	1,434,750

		14,461,576
AUTO MANUFACTURERS—0.89%
Navistar International Corp.(1)	51,647	1,424,424
Oshkosh Truck Corp.	60,452	3,762,532
PACCAR Inc.	126,116	8,888,656

		14,075,612
AUTO PARTS & EQUIPMENT—0.30%
Autoliv Inc.	11,402	645,125
BorgWarner Inc.	14,307	858,992
Goodyear Tire & Rubber Co. (The)(1)	61,920	896,602
Johnson Controls Inc.	29,975	2,276,002

		4,676,721
BANKS—1.56%
Bank of Hawaii Corp.	5,062	269,855
Commerce Bancorp Inc.	127,576	4,675,660

Cullen/Frost Bankers Inc.	3,397	182,589
East West Bancorp Inc.	46,730	1,801,441
Investors Financial Services Corp.	55,644	2,608,034
Mellon Financial Corp.	26,182	932,079
Northern Trust Corp.	91,938	4,826,745
Synovus Financial Corp.	258,717	7,008,644
TCF Financial Corp.	80,732	2,078,849
TD Banknorth Inc.	10,530	309,055

		24,692,951
BEVERAGES—0.33%
Brown-Forman Corp. Class B	43,006	3,310,172
Constellation Brands Inc.(1)	40,036	1,002,902
Pepsi Bottling Group Inc.	28,757	873,925

		5,186,999
BIOTECHNOLOGY—2.67%
Affymetrix Inc.(1)(2)	55,299	1,820,996
Biogen Idec Inc.(1)	129,252	6,087,769
Celgene Corp.(1)	277,514	12,271,669
Charles River Laboratories International Inc.(1)	27,931	1,369,178
Chiron Corp.(1)	88,844	4,069,944
Invitrogen Corp.(1)	20,158	1,413,681
MedImmune Inc.(1)	205,897	7,531,712
Millennium Pharmaceuticals Inc.(1)	128,316	1,297,275
Millipore Corp.(1)	44,238	3,232,028
PDL BioPharma Inc.(1)	93,801	3,076,673

		42,170,925
BUILDING MATERIALS—1.09%
American Standard Companies Inc.	155,657	6,671,459
Florida Rock Industries Inc.(2)	38,873	2,185,440
Martin Marietta Materials Inc.	32,213	3,447,757
Vulcan Materials Co.	56,278	4,876,489

		17,181,145
CHEMICALS—0.96%
Airgas Inc.	2,875	112,384
Cabot Corp.	3,700	125,763
Chemtura Corp.	70,963	835,944
Ecolab Inc.	152,171	5,812,932
International Flavors & Fragrances Inc.	78,330	2,688,286
Rohm & Haas Co.	9,688	473,453
Sherwin-Williams Co. (The)	96,399	4,765,967
Sigma-Aldrich Corp.	5,272	346,845

		15,161,574
COAL—1.20%
Arch Coal Inc.	20,895	1,586,766
CONSOL Energy Inc.	52,957	3,927,291
Massey Energy Co.	68,039	2,454,167
Peabody Energy Corp.	217,523	10,965,334

		18,933,558
COMMERCIAL SERVICES—5.13%
Alliance Data Systems Corp.(1)	69,300	3,241,161
ARAMARK Corp. Class B	59,489	1,757,305
Block (H & R) Inc.	274,848	5,950,459
Career Education Corp.(1)	85,411	3,222,557
ChoicePoint Inc.(1)	74,932	3,353,207
Corporate Executive Board Co. (The)	34,379	3,468,841
Education Management Corp.(1)	61,740	2,568,384
Equifax Inc.	80,534	2,999,086

Hewitt Associates Inc. Class A(1)	17,896	532,227
Interactive Data Corp.	14,598	343,053
Iron Mountain Inc.(1)	90,993	3,707,055
ITT Educational Services Inc.(1)	36,612	2,344,999
Laureate Education Inc.(1)	37,079	1,979,277
Manpower Inc.	20,078	1,148,060
McKesson Corp.	98,519	5,135,795
Moody’s Corp.	209,439	14,966,511
Paychex Inc.	276,054	11,500,410
Pharmaceutical Product Development Inc.	80,367	2,781,502
Rent-A-Center Inc.(1)	39,144	1,001,695
Robert Half International Inc.	142,575	5,504,821
ServiceMaster Co. (The)	147,695	1,937,758
Weight Watchers International Inc.	32,124	1,651,174

		81,095,337
COMPUTERS—3.98%
Affiliated Computer Services Inc. Class A(1)	64,127	3,825,817
BISYS Group Inc. (The)(1)	43,218	582,579
CACI International Inc. Class A(1)	24,935	1,639,476
Cadence Design Systems Inc.(1)	105,889	1,957,888
Ceridian Corp.(1)	59,951	1,525,753
Cognizant Technology Solutions Corp.(1)	112,600	6,698,574
Diebold Inc.	53,815	2,211,796
DST Systems Inc.(1)	52,649	3,050,483
Electronic Data Systems Corp.	99,427	2,667,626
Lexmark International Inc.(1)	90,393	4,102,034
National Instruments Corp.	45,709	1,491,028
NCR Corp.(1)	38,467	1,607,536
Network Appliance Inc.(1)	304,538	10,972,504
Reynolds & Reynolds Co. (The) Class A	5,424	154,042
SanDisk Corp.(1)	122,609	7,052,470
SRA International Inc. Class A(1)	24,418	921,291
Sun Microsystems Inc.(1)	1,671,891	8,576,801
Synopsys Inc.(1)	19,850	443,647
Western Digital Corp.(1)	176,910	3,437,361

		62,918,706
COSMETICS & PERSONAL CARE—0.30%
Alberto-Culver Co.	17,247	762,835
Estee Lauder Companies Inc. (The) Class A	106,566	3,963,190

		4,726,025
DISTRIBUTION & WHOLESALE—0.79%
CDW Corp.	51,650	3,039,602
Fastenal Co.	103,815	4,914,602
Grainger (W.W.) Inc.	11,836	891,843
Ingram Micro Inc. Class A(1)	53,688	1,073,760
SCP Pool Corp.	43,643	2,047,293
Tech Data Corp.(1)	15,018	554,314

		12,521,414
DIVERSIFIED FINANCIAL SERVICES—3.43%
Affiliated Managers Group Inc.(1)	27,820	2,965,890
AmeriCredit Corp.(1)(2)	45,047	1,384,294
BlackRock Inc.	16,481	2,307,340
CBOT Holdings Inc. Class A(1)(2)	571	68,177
Chicago Mercantile Exchange Holdings Inc.	28,491	12,749,722
Eaton Vance Corp.	110,634	3,029,159
Federated Investors Inc. Class B	64,182	2,506,307
First Marblehead Corp. (The)(2)	21,781	942,028
IndyMac Bancorp Inc.	27,329	1,118,576
Legg Mason Inc.	103,001	12,909,115

Nelnet Inc. Class A(1)	14,554	606,174
Nuveen Investments Inc. Class A	43,029	2,071,846
Rowe (T.) Price Group Inc.	108,343	8,473,506
Student Loan Corp.	3,321	773,793
TD Ameritrade Holding Corp.	113,553	2,369,851

		54,275,778
ELECTRIC—0.59%
AES Corp. (The)(1)	543,379	9,270,046

		9,270,046
ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
American Power Conversion Corp.	138,444	3,199,441
AMETEK Inc.	58,024	2,608,759
Energizer Holdings Inc.(1)	44,679	2,367,987
Hubbell Inc. Class B	3,194	163,724
Molex Inc.	58,421	1,939,577

		10,279,488
ELECTRONICS—2.96%
Agilent Technologies Inc.(1)	301,339	11,315,279
Amphenol Corp. Class A	73,291	3,824,324
Avnet Inc.(1)	36,950	937,791
AVX Corp.	9,511	168,345
Dolby Laboratories Inc. Class A(1)	22,751	475,496
Fisher Scientific International Inc.(1)	52,493	3,572,149
FLIR Systems Inc.(1)(2)	50,907	1,446,268
Gentex Corp.	129,935	2,268,665
Jabil Circuit Inc.(1)	135,913	5,825,231
Mettler Toledo International Inc.(1)	27,334	1,649,334
PerkinElmer Inc.	56,486	1,325,726
Sanmina-SCI Corp.(1)	218,363	895,288
Solectron Corp.(1)	359,211	1,436,844
Symbol Technologies Inc.	171,179	1,811,074
Tektronix Inc.	16,820	600,642
Thermo Electron Corp.(1)	48,922	1,814,517
Thomas & Betts Corp.(1)	22,534	1,157,797
Trimble Navigation Ltd.(1)	43,853	1,975,578
Vishay Intertechnology Inc.(1)	40,836	581,505
Waters Corp.(1)	86,842	3,747,232

		46,829,085
ENGINEERING & CONSTRUCTION—0.60%
Fluor Corp.	72,003	6,177,857
Jacobs Engineering Group Inc.(1)	38,177	3,311,473

		9,489,330
ENTERTAINMENT—1.23%
DreamWorks Animation SKG Inc. Class A(1)	33,775	893,349
GTECH Holdings Corp.	103,914	3,538,272
International Game Technology Inc.	285,957	10,071,406
International Speedway Corp. Class A	3,245	165,170
Penn National Gaming Inc.(1)	56,288	2,374,228
Regal Entertainment Group Class A(2)	36,330	683,367
Scientific Games Corp. Class A(1)	50,042	1,757,975

		19,483,767
ENVIRONMENTAL CONTROL—0.28%
Allied Waste Industries Inc.(1)	55,067	674,020
Nalco Holding Co.(1)	69,259	1,225,884
Stericycle Inc.(1)	36,681	2,480,369

		4,380,273

FOOD—1.22%
Campbell Soup Co.	96,318	3,120,703
Heinz (H.J.) Co.	156,035	5,916,847
McCormick & Co. Inc. NVS	76,158	2,578,710
Whole Foods Market Inc.	114,486	7,606,450

		19,222,710
HAND & MACHINE TOOLS—0.34%
Black & Decker Corp.	34,921	3,034,286
Stanley Works (The)	44,904	2,274,837

		5,309,123
HEALTH CARE - PRODUCTS—3.90%
Advanced Medical Optics Inc.(1)	54,158	2,525,929
Bard (C.R.) Inc.	87,409	5,927,204
Bausch & Lomb Inc.	39,319	2,504,620
Beckman Coulter Inc.	51,387	2,804,189
Biomet Inc.	209,303	7,434,443
Cooper Companies Inc.	29,180	1,576,595
Cytyc Corp.(1)	94,796	2,671,351
Dade Behring Holdings Inc.	73,558	2,626,756
DENTSPLY International Inc.	66,782	3,883,373
Edwards Lifesciences Corp.(1)	49,420	2,149,770
Gen-Probe Inc.(1)	41,949	2,312,229
Henry Schein Inc.(1)	72,059	3,448,744
Hillenbrand Industries Inc.	15,478	851,135
IDEXX Laboratories Inc.(1)	27,061	2,336,988
Kinetic Concepts Inc.(1)	40,001	1,646,841
Patterson Companies Inc.(1)	114,200	4,019,840
ResMed Inc.(1)	58,168	2,558,229
Respironics Inc.(1)	59,394	2,311,021
TECHNE Corp.(1)	31,922	1,919,789
Varian Medical Systems Inc.(1)	109,880	6,170,861

		61,679,907
HEALTH CARE - SERVICES—3.49%
AMERIGROUP Corp.(1)	42,663	897,630
Community Health Systems Inc.(1)	65,658	2,373,537
Covance Inc.(1)	52,380	3,077,325
Coventry Health Care Inc.(1)	133,848	7,225,115
DaVita Inc.(1)	83,221	5,010,736
Health Management Associates Inc. Class A	184,163	3,972,396
Health Net Inc.(1)	55,296	2,810,143
Humana Inc.(1)	101,322	5,334,603
Laboratory Corp. of America Holdings(1)	104,456	6,108,587
LifePoint Hospitals Inc.(1)(2)	45,644	1,419,528
Lincare Holdings Inc.(1)	76,319	2,973,388
Manor Care Inc.	65,385	2,899,825
Quest Diagnostics Inc.	133,431	6,845,010
Sierra Health Services Inc.(1)	34,187	1,391,411
Tenet Healthcare Corp.(1)	57,600	425,088
Triad Hospitals Inc.(1)	26,459	1,108,632
Universal Health Services Inc. Class B	26,535	1,347,713

		55,220,667
HOME BUILDERS—1.77%
Beazer Homes USA Inc.	14,601	959,286
Centex Corp.	55,631	3,448,566
Horton (D.R.) Inc.	164,659	5,469,972
Hovnanian Enterprises Inc. Class A(1)	27,948	1,227,756
KB Home	55,875	3,630,757
Lennar Corp. Class A	64,167	3,874,403

M.D.C. Holdings Inc.	16,678	1,072,562
NVR Inc.(1)	3,916	2,893,728
Ryland Group Inc.	31,117	2,159,520
Standard-Pacific Corp.	7,089	238,332
Toll Brothers Inc.(1)	88,079	3,050,176

		28,025,058
HOME FURNISHINGS—0.45%
Harman International Industries Inc.	56,011	6,224,502
Tempur-Pedic International Inc.(1)	32,026	453,168
Whirlpool Corp.	4,811	440,062

		7,117,732
HOUSEHOLD PRODUCTS & WARES—1.04%
ACCO Brands Corp.(1)	33,409	741,680
Avery Dennison Corp.	56,557	3,307,453
Church & Dwight Co. Inc.	52,782	1,948,711
Fortune Brands Inc.	120,990	9,755,424
Scotts Miracle-Gro Co. (The) Class A	5,680	259,917
Spectrum Brands Inc.(1)(2)	21,881	475,255

		16,488,440
HOUSEWARES—0.17%
Newell Rubbermaid Inc.	40,793	1,027,576
Toro Co.	35,968	1,717,472

		2,745,048
INSURANCE—0.84%
Ambac Financial Group Inc.	19,909	1,584,756
Berkley (W.R.) Corp.	16,631	965,596
Brown & Brown Inc.	91,010	3,021,532
Erie Indemnity Co. Class A	6,974	367,111
Gallagher (Arthur J.) & Co.	63,630	1,769,550
Hanover Insurance Group Inc. (The)	3,121	163,603
HCC Insurance Holdings Inc.	44,824	1,559,875
Markel Corp.(1)	3,584	1,210,245
MBIA Inc.	6,915	415,799
Philadelphia Consolidated Holding Corp.(1)	35,826	1,223,100
Transatlantic Holdings Inc.	1,537	89,838
Unitrin Inc.	19,461	905,131

		13,276,136
INTERNET—1.49%
Akamai Technologies Inc.(1)	112,218	3,690,850
CheckFree Corp.(1)	58,288	2,943,544
Emdeon Corp.(1)	183,258	1,979,186
F5 Networks Inc.(1)	32,989	2,391,373
McAfee Inc.(1)	135,255	3,290,754
Monster Worldwide Inc.(1)	85,795	4,277,739
VeriSign Inc.(1)	204,888	4,915,263

		23,488,709
IRON & STEEL—0.31%
Allegheny Technologies Inc.	80,213	4,907,431

		4,907,431
LEISURE TIME—0.27%
Brunswick Corp.	60,062	2,334,009
Polaris Industries Inc.	35,353	1,928,860

		4,262,869
LODGING—2.41%
Boyd Gaming Corp.	35,133	1,754,542

Choice Hotels International Inc.	25,368	1,161,347
Harrah’s Entertainment Inc.	94,801	7,390,686
Hilton Hotels Corp.	317,720	8,089,151
Las Vegas Sands Corp.(1)	19,806	1,122,208
MGM Mirage(1)	100,376	4,325,202
Starwood Hotels & Resorts Worldwide Inc.	110,526	7,485,926
Station Casinos Inc.	46,250	3,670,862
Wynn Resorts Ltd.(1)	39,773	3,056,555

		38,056,479
MACHINERY—1.66%
Cummins Inc.	21,348	2,243,675
Graco Inc.	57,636	2,618,404
IDEX Corp.	33,935	1,770,389
Joy Global Inc.	100,091	5,982,439
Rockwell Automation Inc.	153,009	11,002,877
Zebra Technologies Corp. Class A(1)	59,870	2,677,386

		26,295,170
MANUFACTURING—2.29%
Brink’s Co. (The)	34,739	1,763,352
Carlisle Companies Inc.	12,822	1,048,840
Donaldson Co. Inc.	61,669	2,083,796
Dover Corp.	113,488	5,510,977
Eaton Corp.	35,277	2,574,163
Harsco Corp.	30,396	2,511,318
ITT Industries Inc.	140,679	7,908,973
Leggett & Platt Inc.	43,539	1,061,045
Pall Corp.	8,869	276,624
Parker Hannifin Corp.	43,331	3,492,912
Pentair Inc.	71,177	2,900,463
Roper Industries Inc.	60,965	2,964,728
Textron Inc.	23,075	2,154,974

		36,252,165
MEDIA—2.44%
Cablevision Systems Corp.(1)	166,098	4,434,817
CKX Inc.(1)	17,882	233,718
Dow Jones & Co. Inc.	43,874	1,724,248
EchoStar Communications Corp.(1)	191,216	5,711,622
Liberty Global Inc. Class A(1)	166,832	3,415,051
Meredith Corp.	35,435	1,976,919
Scripps (E.W.) Co. Class A	67,691	3,026,465
Sirius Satellite Radio Inc.(1)	1,100,866	5,592,399
Univision Communications Inc. Class A(1)	87,463	3,014,850
Washington Post Co. (The) Class B	3,985	3,095,349
Westwood One Inc.	11,285	124,586
Wiley (John) & Sons Inc. Class A	38,675	1,463,849
XM Satellite Radio Holdings Inc. Class A(1)	214,484	4,776,559

		38,590,432
METAL FABRICATE & HARDWARE—0.21%
Precision Castparts Corp.	36,971	2,196,077
Timken Co. (The)	33,130	1,069,105

		3,265,182
MINING—1.14%
Freeport-McMoRan Copper & Gold Inc.	149,406	8,929,997
Phelps Dodge Corp.	90,542	7,291,347
Southern Copper Corp.	21,544	1,820,037

		18,041,381

OFFICE & BUSINESS EQUIPMENT—0.27%
Pitney Bowes Inc.	100,365	4,308,669

		4,308,669
OFFICE FURNISHINGS—0.31%
Herman Miller Inc.	58,477	1,895,240
HNI Corp.	43,456	2,563,904
Steelcase Inc. Class A	23,964	431,352

		4,890,496
OIL & GAS—5.56%
Chesapeake Energy Corp.	116,990	3,674,656
Denbury Resources Inc.(1)	94,445	2,991,073
Diamond Offshore Drilling Inc.	48,612	4,350,774
ENSCO International Inc.	90,163	4,638,886
EOG Resources Inc.	198,947	14,324,184
Helmerich & Payne Inc.	28,036	1,957,474
Murphy Oil Corp.	137,112	6,830,920
Newfield Exploration Co.(1)	76,318	3,197,724
Noble Energy Inc.	18,172	798,114
Patterson-UTI Energy Inc.	140,934	4,504,251
Pioneer Natural Resources Co.	5,846	258,685
Plains Exploration & Production Co.(1)	64,308	2,484,861
Pride International Inc.(1)	70,455	2,196,787
Quicksilver Resources Inc.(1)	46,669	1,804,224
Range Resources Corp.	107,610	2,938,829
Rowan Companies Inc.	53,032	2,331,287
Southwestern Energy Co.(1)	138,578	4,460,826
Sunoco Inc.	89,874	6,971,526
Tesoro Corp.	31,798	2,173,075
Unit Corp.(1)	36,112	2,013,244
XTO Energy Inc.	300,158	13,077,884

		87,979,284
OIL & GAS SERVICES—2.14%
BJ Services Co.	269,386	9,320,756
Cooper Cameron Corp.(1)	78,263	3,449,833
Dresser-Rand Group Inc.(1)	19,250	478,362
FMC Technologies Inc.(1)	57,515	2,945,918
Grant Prideco Inc.(1)	103,461	4,432,269
National Oilwell Varco Inc.(1)	83,256	5,338,375
Smith International Inc.	176,596	6,880,180
Tidewater Inc.	18,480	1,020,650

		33,866,343
PACKAGING & CONTAINERS—0.30%
Ball Corp.	12,202	534,814
Crown Holdings Inc.(1)	138,128	2,450,391
Pactiv Corp.(1)	13,442	329,867
Sealed Air Corp.	24,341	1,408,614

		4,723,686
PHARMACEUTICALS—3.89%
Allergan Inc.	122,503	13,291,575
American Pharmaceutical Partners Inc.(1)	16,882	480,968
Barr Pharmaceuticals Inc.(1)	85,865	5,407,778
Cephalon Inc.(1)	48,346	2,912,846
Endo Pharmaceuticals Holdings Inc.(1)	42,517	1,394,983
Express Scripts Inc.(1)	103,427	9,091,233
Forest Laboratories Inc.(1)	271,036	12,096,337
Hospira Inc.(1)	63,502	2,505,789
ImClone Systems Inc.(1)	57,399	1,952,714
Kos Pharmaceuticals Inc.(1)	12,832	612,985
Mylan Laboratories Inc.	51,440	1,203,696

Omnicare Inc.	31,195	1,715,413
OSI Pharmaceuticals Inc.(1)	46,184	1,482,506
Sepracor Inc.(1)	87,104	4,251,546
Valeant Pharmaceuticals International	76,948	1,219,626
VCA Antech Inc.(1)	68,322	1,945,811

		61,565,806
PIPELINES—1.27%
Equitable Resources Inc.	91,164	3,328,398
Kinder Morgan Inc.	81,688	7,514,479
Questar Corp.	16,836	1,179,362
Western Gas Resources Inc.	43,772	2,111,999
Williams Companies Inc.	281,970	6,031,338

		20,165,576
REAL ESTATE—0.63%
CB Richard Ellis Group Inc. Class A(1)	41,632	3,359,702
Forest City Enterprises Inc. Class A	54,785	2,583,113
St. Joe Co. (The)	63,142	3,967,843

		9,910,658
REAL ESTATE INVESTMENT TRUSTS—1.29%
CapitalSource Inc.	58,293	1,450,330
Federal Realty Investment Trust	16,825	1,265,240
General Growth Properties Inc.	73,423	3,588,182
Global Signal Inc.	12,394	609,785
KKR Financial Corp.	3,835	86,019
Macerich Co. (The)	17,423	1,288,431
Mills Corp.	46,582	1,304,296
New Century Financial Corp.	20,328	935,495
ProLogis	17,590	941,065
Public Storage Inc.	53,929	4,380,653
SL Green Realty Corp.	3,112	315,868
United Dominion Realty Trust Inc.	47,844	1,365,468
Ventas Inc.	85,583	2,839,644

		20,370,476
RETAIL—8.28%
Abercrombie & Fitch Co. Class A	71,699	4,180,052
Advance Auto Parts Inc.	89,103	3,710,249
American Eagle Outfitters Inc.	98,782	2,949,631
AnnTaylor Stores Corp.(1)	28,661	1,054,438
Applebee’s International Inc.	63,321	1,554,531
AutoZone Inc.(1)	46,927	4,678,153
Barnes & Noble Inc.	10,619	491,129
Bebe Stores Inc.	15,606	287,463
Bed Bath & Beyond Inc.(1)	244,657	9,394,829
Brinker International Inc.	73,733	3,115,219
CarMax Inc.(1)	86,836	2,837,800
CBRL Group Inc.	18,566	815,233
Cheesecake Factory (The)(1)	65,050	2,436,123
Chico’s FAS Inc.(1)	149,606	6,079,988
Circuit City Stores Inc.	62,575	1,531,836
Claire’s Stores Inc.	67,461	2,449,509
Copart Inc.(1)	55,791	1,531,463
Darden Restaurants Inc.	130,249	5,344,116
Dick’s Sporting Goods Inc.(1)	28,978	1,149,557
Dollar General Corp.	273,087	4,825,447
Dollar Tree Stores Inc.(1)	62,266	1,722,900
Family Dollar Stores Inc.	99,206	2,638,880
Foot Locker Inc.	67,918	1,621,882
Limited Brands Inc.	287,380	7,029,315
Men’s Wearhouse Inc. (The)	40,241	1,446,262

Michaels Stores Inc.	113,438	4,263,000
MSC Industrial Direct Co. Inc. Class A	38,664	2,088,629
Nordstrom Inc.	182,555	7,152,505
O’Reilly Automotive Inc.(1)	83,125	3,039,050
Outback Steakhouse Inc.	48,814	2,147,816
Panera Bread Co. Class A(1)	22,413	1,685,009
Penney (J.C.) Co. Inc.	58,553	3,537,187
PetSmart Inc.	119,397	3,359,832
RadioShack Corp.	112,117	2,156,010
Ross Stores Inc.	122,727	3,582,401
Saks Inc.(1)	14,320	276,376
Sonic Corp.(1)	50,111	1,760,399
Tiffany & Co.	47,901	1,798,204
TJX Companies Inc.	399,855	9,924,401
Urban Outfitters Inc.(1)	89,564	2,197,901
Wendy’s International Inc.	49,308	3,060,054
Williams-Sonoma Inc.(1)	95,920	4,067,008

		130,971,787
SAVINGS & LOANS—0.52%
Hudson City Bancorp Inc.	496,990	6,604,997
People’s Bank	49,196	1,611,169

		8,216,166
SEMICONDUCTORS—7.97%
Advanced Micro Devices Inc.(1)	210,547	6,981,739
Agere Systems Inc.(1)	150,034	2,256,511
Altera Corp.(1)	309,004	6,377,843
Analog Devices Inc.	307,729	11,782,943
Broadcom Corp. Class A(1)	345,120	14,895,379
Cree Inc.(1)	62,557	2,052,495
Freescale Semiconductor Inc. Class B(1)	41,492	1,152,233
International Rectifier Corp.(1)	46,043	1,907,561
Intersil Corp. Class A	57,186	1,653,819
KLA-Tencor Corp.	163,810	7,921,852
Lam Research Corp.(1)	115,235	4,955,105
Linear Technology Corp.	254,561	8,930,000
LSI Logic Corp.(1)	119,737	1,384,160
Maxim Integrated Products Inc.	272,808	10,134,817
MEMC Electronic Materials Inc.(1)	114,866	4,240,853
Microchip Technology Inc.	173,378	6,293,621
Micron Technology Inc.(1)	267,081	3,931,432
National Semiconductor Corp.	290,444	8,085,961
Novellus Systems Inc.(1)	52,848	1,268,352
NVIDIA Corp.(1)	141,306	8,091,182
QLogic Corp.(1)	132,329	2,560,566
Teradyne Inc.(1)	113,231	1,756,213
Xilinx Inc.	289,617	7,373,649

		125,988,286
SOFTWARE—4.63%
Activision Inc.(1)	198,420	2,736,212
Autodesk Inc.(1)	187,217	7,211,599
Avid Technology Inc.(1)	32,512	1,412,972
BEA Systems Inc.(1)	22,472	295,057
BMC Software Inc.(1)	80,260	1,738,432
Cerner Corp.(1)	53,040	2,516,748
Citrix Systems Inc.(1)	148,406	5,624,587
Compuware Corp.(1)	144,250	1,129,477
Dun & Bradstreet Corp.(1)	56,601	4,340,165
Fair Isaac Corp.	42,288	1,675,451
Fidelity National Information Services Inc.	145,609	5,904,445
Fiserv Inc.(1)	149,153	6,346,460

Global Payments Inc.	54,533	2,890,794
Hyperion Solutions Corp.(1)	50,358	1,641,671
IMS Health Inc.	165,690	4,269,831
Intuit Inc.(1)	129,801	6,904,115
NAVTEQ Corp.(1)	74,490	3,772,918
Pixar Inc.(1)	44,625	2,862,247
Red Hat Inc.(1)	146,883	4,109,786
Salesforce.com Inc.(1)	56,747	2,061,619
SEI Investments Co.	52,892	2,143,713
Take-Two Interactive Software Inc.(1)(2)	50,005	933,093
Total System Services Inc.	31,189	621,285

		73,142,677
TELECOMMUNICATIONS—2.49%
American Tower Corp. Class A(1)	327,332	9,924,706
Andrew Corp.(1)	34,103	418,785
Avaya Inc.(1)	281,430	3,180,159
Comverse Technology Inc.(1)	148,198	3,487,099
Crown Castle International Corp.(1)	117,933	3,343,401
Harris Corp.	93,039	4,399,814
JDS Uniphase Corp.(1)	665,052	2,773,267
Nextel Partners Inc. Class A(1)	138,574	3,924,416
NII Holdings Inc. Class B(1)	103,355	6,094,844
PanAmSat Holding Corp.	17,265	428,517
Telephone & Data Systems Inc.	10,664	420,588
United States Cellular Corp.(1)	4,172	247,650
West Corp.(1)	17,130	765,026

		39,408,272
TEXTILES—0.37%
Cintas Corp.	116,741	4,975,501
Mohawk Industries Inc.(1)	10,081	813,738

		5,789,239
TOYS, GAMES & HOBBIES—0.11%
Marvel Entertainment Inc.(1)	49,519	996,322
Mattel Inc.	37,086	672,369

		1,668,691
TRANSPORTATION—1.58%
CH Robinson Worldwide Inc.	142,411	6,990,956
CNF Inc.	43,854	2,190,069
Expeditors International Washington Inc.	88,679	7,660,979
Hunt (J.B.) Transport Services Inc.	97,830	2,107,258
Landstar System Inc.	49,574	2,187,205
Norfolk Southern Corp.	49,514	2,677,222
Ryder System Inc.	18,532	829,863
Swift Transportation Co. Inc.(1)	16,308	354,373

		24,997,925
WATER—0.02%
Aqua America Inc.(2)	11,073	308,051

		308,051

TOTAL COMMON STOCKS (Cost: $1,335,844,159)		1,579,653,698

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.59%
CERTIFICATES OF DEPOSIT(3)—0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$56,246	56,246
Washington Mutual Bank
4.79%, 05/10/06	56,246	56,246
Wells Fargo Bank N.A.
4.78%, 12/05/06	89,993	89,993

		202,485
COMMERCIAL PAPER(3)—0.11%
Amstel Funding Corp.
4.40%, 05/08/06	56,246	55,996
Aspen Funding Corp.
4.90%, 04/03/06	19,124	19,124
Barton Capital Corp.
4.73%, 05/10/06	44,997	44,778
Bryant Park Funding LLC
4.72%, 04/18/06	60,441	60,322
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	28,123	28,060
CC USA Inc.
4.23%, 04/21/06	33,748	33,676
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	281,230	280,683
Ebury Finance Ltd.
4.79%, 05/10/06	28,123	27,984
Edison Asset Securitization LLC
4.37%, 05/08/06	56,246	56,007
Galaxy Funding Inc.
4.23%, 04/18/06	32,285	32,228
Giro Funding Corp.
4.76%, 04/24/06	28,123	28,045
Grampian Funding LLC
4.41%, 05/15/06	56,246	55,957
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	158,216	157,786
Liberty Street Funding Corp.
4.73%, 04/18/06	28,123	28,068
Mont Blanc Capital Corp.
4.73%, 04/20/06	168,738	168,361
Nordea North America Inc.
4.16%, 04/04/06	118,116	118,103
Park Granada LLC
4.75%, 05/05/06	48,688	48,482
Sigma Finance Inc.
4.16%, 04/06/06	67,495	67,472
Solitaire Funding Ltd.
4.75%, 05/10/06	33,748	33,583
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	228,831	228,361
Thunder Bay Funding Inc.
4.76%, 04/18/06	55,506	55,396
Tulip Funding Corp.
4.80%, 04/28/06	112,492	112,117

		1,740,589
MEDIUM-TERM NOTES(3)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	34,872	34,872

K2 USA LLC
3.94%, 07/07/06	67,495	67,494
Marshall & Ilsley Bank
5.18%, 12/15/06	112,492	112,763
Sigma Finance Inc.
5.13%, 03/30/07	39,372	39,372
Toronto-Dominion Bank
3.81%, 06/20/06	140,615	140,618
US Bank N.A.
2.85%, 11/15/06	22,498	22,242

		417,361
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	1,319,767	1,319,767

		1,319,767
REPURCHASE AGREEMENTS(3)—0.08%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $168,807 (collateralized by non-U.S. Government debt securities, value $186,082, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$168,738	168,738
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $281,346 (collateralized by non-U.S. Government debt securities, value $295,403, 3.82% to 6.58%, 4/21/34 to 11/20/35).	281,230	281,230
Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $281,344 (collateralized by U.S. Government obligations, value $286,329, 4.50% to 5.00%, 4/1/34 to 3/1/36).	281,230	281,230
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $225,078 (collateralized by non-U.S. Government debt securities, value $236,826, 0.00% to 10.00%, 1/1/08 to 1/1/10).	224,984	224,984
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $112,537 (collateralized by U.S. Government obligations, value $115,030, 4.76% to 5.80%, 9/1/15 to 2/1/36).	112,492	112,492
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $112,538 (collateralized by non-U.S. Government debt securities, value $116,461, 0.00% to 6.91%, 4/3/06 to 3/15/32).	112,492	112,492

		1,181,166
TIME DEPOSITS(3)—0.03%
Fifth Third Bank
4.84%, 04/03/06	126,376	126,376
Societe Generale
4.85%, 04/03/06	112,492	112,492
UBS AG
4.88%, 04/03/06	224,984	224,984

		463,852

VARIABLE & FLOATING RATE NOTES(3)—0.25%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	259,856	259,904
American Express Bank
4.74%, 07/19/06	28,123	28,123
American Express Centurion Bank
4.78%, 06/29/06	44,997	44,997
American Express Credit Corp.
4.76%, 02/05/07	33,748	33,772
ASIF Global Financing
4.95%, 05/30/06(6)	213,734	213,788
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	73,120	73,120
Beta Finance Inc.
4.77%, 05/25/06(6)	78,744	78,743
BMW US Capital LLC
4.72%, 04/16/07(6)	112,492	112,492
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	8,999	8,999
CC USA Inc.
4.77%, 05/25/06(6)	61,871	61,870
Commodore CDO Ltd.
4.97%, 12/12/06(6)	28,123	28,123
DEPFA Bank PLC
4.92%, 03/15/07	112,492	112,492
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	112,492	112,492
Fifth Third Bancorp.
4.78%, 01/23/07(6)	224,984	224,984
General Electric Capital Corp.
4.79%, 04/09/07	50,621	50,658
Hartford Life Global Funding Trusts
4.77%, 02/15/07	112,492	112,492
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	112,492	112,492
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	117,753	117,754
Marshall & Ilsley Bank
4.73%, 02/15/07	61,871	61,870
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	168,738	168,738
Natexis Banques Populaires
4.73%, 04/13/07(6)	84,369	84,369
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	303,728	303,739
Northern Rock PLC
4.68%, 02/02/07(6)	134,990	134,994
Permanent Financing PLC
4.66%, 06/12/06(6)	97,868	97,868
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	112,492	112,492
Principal Life Income Funding Trusts
4.70%, 05/10/06	84,369	84,369
Sedna Finance Inc.
4.75%, 09/20/06(6)	33,748	33,748
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	112,492	112,492
Strips III LLC
4.86%, 07/24/06(6)	28,364	28,364
SunTrust Bank
4.62%, 04/28/06	168,738	168,738

Toyota Motor Credit Corp.
4.81%, 04/10/06	50,621	50,621
UniCredito Italiano SpA
4.84%, 06/14/06	146,239	146,229
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	112,492	112,492
US Bank N.A.
4.75%, 09/29/06	50,621	50,615
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	205,574	205,574
Wells Fargo & Co.
4.74%, 03/15/07(6)	56,246	56,250
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	56,246	56,243
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	67,495	67,496
Wind Master Trust
4.82%, 08/25/06(6)	11,646	11,646
Winston Funding Ltd.
4.68%, 04/23/06(6)	80,319	80,319

		4,016,561
TOTAL SHORT-TERM INVESTMENTS (Cost: $9,341,781)		9,341,781

TOTAL INVESTMENTS IN SECURITIES — 100.50% (Cost: $1,345,185,940)		1,588,995,479
Other Assets, Less Liabilities — (0.50)%		(7,979,348)

NET ASSETS — 100.00%		$1,581,016,131

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2006

Security	Shares	Value
COMMON STOCKS—99.78%
ADVERTISING—0.08%
Clear Channel Outdoor Holdings Inc. Class A(1)	12,195	$285,973
Interpublic Group of Companies Inc.(1)	56,804	543,046
Lamar Advertising Co.(1)	14,684	772,672

		1,601,691
AEROSPACE & DEFENSE—0.25%
Alliant Techsystems Inc.(1)	10,864	838,375
L-3 Communications Holdings Inc.	51,451	4,413,981

		5,252,356
AGRICULTURE—1.88%
Archer-Daniels-Midland Co.	682,478	22,965,385
Loews Corp. - Carolina Group	70,704	3,342,178
Reynolds American Inc.	88,865	9,375,257
UST Inc.	81,306	3,382,330

		39,065,150
AIRLINES—0.36%
Southwest Airlines Co.	413,649	7,441,546

		7,441,546
APPAREL—0.84%
Columbia Sportswear Co.(1)	12,260	653,826
Jones Apparel Group Inc.	119,165	4,214,866
Liz Claiborne Inc.	113,663	4,657,910
Polo Ralph Lauren Corp.	43,597	2,642,414
VF Corp.	90,697	5,160,659

		17,329,675
AUTO MANUFACTURERS—0.08%
PACCAR Inc.	23,150	1,631,612

		1,631,612
AUTO PARTS & EQUIPMENT—1.08%
Autoliv Inc.	72,667	4,111,499
BorgWarner Inc.	40,945	2,458,338
Goodyear Tire & Rubber Co. (The)(1)	83,234	1,205,228
Johnson Controls Inc.	162,114	12,309,316
Lear Corp.(2)	69,793	1,237,430
TRW Automotive Holdings Corp.(1)	44,717	1,041,906

		22,363,717
BANKS—8.68%
AmSouth Bancorp	366,955	9,926,133
Associated Bancorp	142,092	4,828,286
Bank of Hawaii Corp.	48,065	2,562,345
BOK Financial Corp.	23,692	1,126,555
City National Corp.	42,989	3,301,125
Colonial BancGroup Inc. (The)	161,514	4,037,850

Comerica Inc.	175,491	10,173,213
Commerce Bancorp Inc.	21,069	772,179
Commerce Bancshares Inc.	65,506	3,384,695
Compass Bancshares Inc.	128,847	6,520,947
Cullen/Frost Bankers Inc.	52,404	2,816,715
First Horizon National Corp.	129,062	5,375,432
FirstMerit Corp.	86,962	2,144,483
Fulton Financial Corp.	171,817	2,955,252
Huntington Bancshares Inc.	267,762	6,461,097
International Bancshares Corp.	47,738	1,371,513
KeyCorp	423,816	15,596,429
M&T Bank Corp.	79,418	9,064,771
Marshall & Ilsley Corp.	238,032	10,373,435
Mellon Financial Corp.	407,412	14,503,867
Mercantile Bankshares Corp.	123,975	4,766,839
North Fork Bancorp Inc.	496,512	14,314,441
Northern Trust Corp.	89,610	4,704,525
Popular Inc.	288,317	5,985,461
Sky Financial Group Inc.	99,677	2,641,440
South Financial Group Inc. (The)	74,781	1,955,523
TCF Financial Corp.	39,636	1,020,627
TD Banknorth Inc.	114,615	3,363,950
UnionBanCal Corp.	58,837	4,128,004
Valley National Bancorp	112,814	2,890,295
Webster Financial Corp.	55,916	2,709,689
Whitney Holding Corp.	65,422	2,319,864
Wilmington Trust Corp.	70,220	3,044,037
Zions Bancorporation	107,978	8,933,020

		180,074,037
BEVERAGES—0.91%
Brown-Forman Corp. Class B	4,439	341,670
Coca-Cola Enterprises Inc.	313,523	6,377,058
Constellation Brands Inc.(1)	149,140	3,735,957
Molson Coors Brewing Co. Class B	48,756	3,345,637
Pepsi Bottling Group Inc.	109,140	3,316,765
PepsiAmericas Inc.	70,747	1,729,764

		18,846,851
BIOTECHNOLOGY—0.72%
Biogen Idec Inc.(1)	196,700	9,264,570
Charles River Laboratories International Inc.(1)	39,792	1,950,604
Chiron Corp.(1)	7,371	337,666
Invitrogen Corp.(1)	25,788	1,808,512
Millennium Pharmaceuticals Inc.(1)	159,363	1,611,160

		14,972,512
BUILDING MATERIALS—0.51%
Lafarge North America Inc.	35,519	2,983,596
Martin Marietta Materials Inc.	8,226	880,429
USG Corp.(1)	38,304	3,637,348
Vulcan Materials Co.	35,782	3,100,510

		10,601,883
CHEMICALS—3.22%
Airgas Inc.	61,403	2,400,243
Albemarle Corp.	38,034	1,724,842
Ashland Inc.	67,655	4,808,917
Cabot Corp.	60,957	2,071,928
Celanese Corp. Class A	52,046	1,091,405
Chemtura Corp.	154,024	1,814,403
Cytec Industries Inc.	41,775	2,506,918
Eastman Chemical Co.	83,543	4,275,731

Engelhard Corp.	125,413	4,967,609
FMC Corp.	39,012	2,417,964
Huntsman Corp.(1)	62,785	1,211,750
Lubrizol Corp.	70,479	3,020,025
Lyondell Chemical Co.	207,221	4,123,698
Mosaic Co. (The)(1)	134,006	1,922,986
PPG Industries Inc.	178,467	11,305,884
Rohm & Haas Co.	154,841	7,567,080
RPM International Inc.	122,207	2,192,394
Sigma-Aldrich Corp.	64,948	4,272,929
Tronox Inc. Class B(1)	278	4,721
Valhi Inc.	9,673	171,212
Valspar Corp. (The)	105,815	2,949,064

		66,821,703
COAL—0.28%
Arch Coal Inc.	48,216	3,661,523
CONSOL Energy Inc.	28,676	2,126,612

		5,788,135
COMMERCIAL SERVICES—1.67%
ADESA Inc.	93,004	2,486,927
Convergys Corp.(1)	147,893	2,693,132
Deluxe Corp.	51,617	1,350,817
Donnelley (R.R.) & Sons Co.	221,762	7,256,053
Equifax Inc.	34,167	1,272,379
Hewitt Associates Inc. Class A(1)	17,170	510,636
Interactive Data Corp.	19,983	469,600
Laureate Education Inc.(1)	4,944	263,911
Manpower Inc.	68,653	3,925,579
McKesson Corp.	188,683	9,836,045
Rent-A-Center Inc.(1)	24,675	631,433
Service Corp. International	322,339	2,514,244
ServiceMaster Co. (The)	117,922	1,547,137

		34,757,893
COMPUTERS—2.62%
Affiliated Computer Services Inc. Class A(1)	44,548	2,657,734
BISYS Group Inc. (The)(1)	72,109	972,029
Cadence Design Systems Inc.(1)	154,867	2,863,491
Ceridian Corp.(1)	80,815	2,056,742
Computer Sciences Corp.(1)	198,674	11,036,341
Diebold Inc.	6,846	281,371
Electronic Data Systems Corp.	415,367	11,144,297
NCR Corp.(1)	146,047	6,103,304
Reynolds & Reynolds Co. (The) Class A	58,502	1,661,457
SanDisk Corp.(1)	49,027	2,820,033
Sun Microsystems Inc.(1)	1,451,857	7,448,026
Synopsys Inc.(1)	125,864	2,813,060
Unisys Corp.(1)	352,371	2,427,836

		54,285,721
COSMETICS & PERSONAL CARE—0.12%
Alberto-Culver Co.	56,035	2,478,428

		2,478,428
DISTRIBUTION & WHOLESALE—0.76%
Genuine Parts Co.	181,367	7,949,316
Grainger (W.W.) Inc.	65,400	4,927,890
Ingram Micro Inc. Class A(1)	66,488	1,329,760
Tech Data Corp.(1)	42,700	1,576,057

		15,783,023

DIVERSIFIED FINANCIAL SERVICES—3.17%
AmeriCredit Corp.(1)	77,951	2,395,434
Bear Stearns Companies Inc. (The)	124,097	17,212,254
CBOT Holdings Inc. Class A(1)(2)	2,646	315,932
CIT Group Inc.	207,693	11,115,729
E*TRADE Financial Corp.(1)	433,087	11,684,687
Edwards (A.G.) Inc.	80,076	3,992,589
Federated Investors Inc. Class B	6,892	269,133
Friedman, Billings, Ramsey Group Inc. Class A	146,906	1,377,978
IndyMac Bancorp Inc.	30,816	1,261,299
Janus Capital Group Inc.	224,590	5,203,750
Jefferies Group Inc.	53,309	3,118,576
Raymond James Financial Inc.	98,513	2,912,044
TD Ameritrade Holding Corp.	232,662	4,855,656

		65,715,061
ELECTRIC—10.00%
Allegheny Energy Inc.(1)	168,991	5,720,345
Alliant Energy Corp.	118,233	3,720,793
Ameren Corp.	203,674	10,147,039
American Electric Power Co. Inc.	399,234	13,581,941
CenterPoint Energy Inc.	321,330	3,833,467
CMS Energy Corp.(1)	227,501	2,946,138
Consolidated Edison Inc.	252,742	10,994,277
Constellation Energy Group Inc.	184,565	10,097,551
DPL Inc.	131,536	3,551,472
DTE Energy Co.	181,083	7,259,617
Edison International	333,221	13,722,041
Energy East Corp.	153,151	3,721,569
Great Plains Energy Inc.	77,560	2,183,314
Hawaiian Electric Industries Inc.(2)	84,030	2,279,734
MDU Resources Group Inc.	123,127	4,118,598
Northeast Utilities	156,045	3,047,559
NRG Energy Inc.(1)	142,398	6,439,238
NSTAR	110,942	3,174,051
OGE Energy Corp.	93,793	2,719,997
Pepco Holdings Inc.	196,287	4,473,381
PG&E Corp.	359,002	13,965,178
Pinnacle West Capital Corp.	102,264	3,998,522
PNM Resources Inc.	71,462	1,743,673
PPL Corp.	394,548	11,599,711
Progress Energy Inc.	258,534	11,370,325
Public Service Enterprise Group Inc.	261,403	16,740,248
Puget Energy Inc.	120,212	2,546,090
Reliant Energy Inc.(1)	312,901	3,310,493
SCANA Corp.	118,014	4,630,869
TECO Energy Inc.	215,217	3,469,298
Westar Energy Inc.	90,089	1,874,752
Wisconsin Energy Corp.	121,630	4,863,984
WPS Resources Corp.	41,595	2,047,306
Xcel Energy Inc.	418,215	7,590,602

		207,483,173
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Energizer Holdings Inc.(1)	12,169	644,957
Hubbell Inc. Class B	60,012	3,076,215
Molex Inc.	72,248	2,398,634

		6,119,806
ELECTRONICS—1.66%
Agilent Technologies Inc.(1)	69,110	2,595,080

Applera Corp. - Applied Biosystems Group	190,552	5,171,581
Arrow Electronics Inc.(1)	122,352	3,948,299
Avnet Inc.(1)	104,412	2,649,977
AVX Corp.	41,955	742,603
Fisher Scientific International Inc.(1)	59,196	4,028,288
Mettler Toledo International Inc.(1)	10,519	634,716
PerkinElmer Inc.	64,326	1,509,731
Sanmina-SCI Corp.(1)	272,397	1,116,828
Solectron Corp.(1)	479,168	1,916,672
Symbol Technologies Inc.	38,254	404,727
Tektronix Inc.	65,536	2,340,291
Thermo Electron Corp.(1)	106,427	3,947,377
Thomas & Betts Corp.(1)	34,321	1,763,413
Vishay Intertechnology Inc.(1)	123,993	1,765,660

		34,535,243
ENGINEERING & CONSTRUCTION—0.05%
Jacobs Engineering Group Inc.(1)	11,935	1,035,242

		1,035,242
ENTERTAINMENT—0.11%
International Speedway Corp. Class A	32,356	1,646,920
Warner Music Group Corp.	34,185	741,473

		2,388,393
ENVIRONMENTAL CONTROL—0.38%
Allied Waste Industries Inc.(1)	150,601	1,843,356
Republic Services Inc.	142,687	6,065,624

		7,908,980
FOOD—4.09%
Albertson’s Inc.	382,891	9,828,812
Campbell Soup Co.	119,516	3,872,318
ConAgra Foods Inc.	538,416	11,554,407
Dean Foods Co.(1)	145,878	5,664,443
Del Monte Foods Co.	207,239	2,457,855
Heinz (H.J.) Co.	168,872	6,403,626
Hormel Foods Corp.	77,013	2,603,039
Kroger Co.(1)	757,635	15,425,449
McCormick & Co. Inc. NVS	45,566	1,542,865
Pilgrim’s Pride Corp.	15,677	339,721
Safeway Inc.	465,959	11,704,890
Smithfield Foods Inc.(1)	90,004	2,640,717
Smucker (J.M.) Co. (The)	53,457	2,122,243
SUPERVALU Inc.	141,371	4,357,054
TreeHouse Foods Inc.(1)	31,323	831,626
Tyson Foods Inc. Class A	251,490	3,455,473

		84,804,538
FOREST PRODUCTS & PAPER—1.34%
Louisiana-Pacific Corp.	113,421	3,085,051
MeadWestvaco Corp.	191,296	5,224,294
Plum Creek Timber Co. Inc.	191,249	7,062,826
Rayonier Inc.	78,385	3,573,572
Smurfit-Stone Container Corp.(1)	263,953	3,581,842
Temple-Inland Inc.	116,364	5,184,016

		27,711,601
GAS—2.21%
AGL Resources Inc.	80,181	2,890,525
Atmos Energy Corp.	83,133	2,188,892
Energen Corp.	76,196	2,666,860
KeySpan Corp.	181,195	7,405,440

NiSource Inc.	282,639	5,714,961
ONEOK Inc.	121,862	3,930,050
Piedmont Natural Gas Co.(2)	79,751	1,913,226
Sempra Energy	266,289	12,371,787
Southern Union Co.	99,496	2,470,486
UGI Corp.	105,475	2,222,358
Vectren Corp.	79,126	2,087,344

		45,861,929
HAND & MACHINE TOOLS—0.33%
Black & Decker Corp.	35,588	3,092,241
Snap-On Inc.	60,178	2,293,985
Stanley Works (The)	30,055	1,522,586

		6,908,812
HEALTH CARE - PRODUCTS—0.14%
Bausch & Lomb Inc.	6,524	415,579
Cooper Companies Inc.	9,192	496,644
Hillenbrand Industries Inc.	38,072	2,093,579

		3,005,802
HEALTH CARE - SERVICES—0.60%
Community Health Systems Inc.(1)	19,276	696,827
Health Management Associates Inc. Class A	26,120	563,408
Health Net Inc.(1)	47,906	2,434,583
Humana Inc.(1)	41,572	2,188,766
Sierra Health Services Inc.(1)	8,911	362,678
Tenet Healthcare Corp.(1)	416,095	3,070,781
Triad Hospitals Inc.(1)	55,961	2,344,766
Universal Health Services Inc. Class B	14,100	716,139

		12,377,948
HOLDING COMPANIES - DIVERSIFIED—0.24%
Leucadia National Corp.	84,375	5,033,813

		5,033,813
HOME BUILDERS—1.25%
Beazer Homes USA Inc.	24,979	1,641,120
Centex Corp.	61,980	3,842,140
Horton (D.R.) Inc.	76,933	2,555,714
KB Home	14,346	932,203
Lennar Corp. Class A	59,098	3,568,337
M.D.C. Holdings Inc.	12,438	799,888
Meritage Homes Corp.(1)	23,423	1,287,328
Pulte Homes Inc.	223,107	8,571,771
Ryland Group Inc.	10,151	704,479
Standard-Pacific Corp.	61,660	2,073,009

		25,975,989
HOME FURNISHINGS—0.30%
Whirlpool Corp.	67,414	6,166,359

		6,166,359
HOUSEHOLD PRODUCTS & WARES—0.72%
American Greetings Corp. Class A(2)	62,050	1,341,521
Avery Dennison Corp.	32,969	1,928,027
Clorox Co. (The)	160,262	9,591,681
Scotts Miracle-Gro Co. (The) Class A	39,854	1,823,719
Spectrum Brands Inc.(1)	10,834	235,314

		14,920,262
HOUSEWARES—0.29%
Newell Rubbermaid Inc.	234,997	5,919,574

		5,919,574

INSURANCE—9.25%
Alleghany Corp.(1)	5,191	1,502,672
Ambac Financial Group Inc.	87,705	6,981,318
American Financial Group Inc.	48,958	2,037,142
American National Insurance Co.	8,297	929,928
AmerUs Group Co.	40,738	2,454,057
AON Corp.	330,405	13,715,112
Assurant Inc.	113,777	5,603,517
Berkley (W.R.) Corp.	91,417	5,307,671
CIGNA Corp.	125,863	16,440,225
Cincinnati Financial Corp.	182,392	7,673,231
CNA Financial Corp.(1)	23,977	763,428
Commerce Group Inc.	27,354	1,445,385
Conseco Inc.(1)	157,065	3,898,353
Erie Indemnity Co. Class A	35,812	1,885,144
Fidelity National Financial Inc.	168,126	5,973,517
Fidelity National Title Group Inc. Class A	29,456	670,713
First American Corp.	85,623	3,352,997
Gallagher (Arthur J.) & Co.	17,277	480,473
Genworth Financial Inc. Class A	219,523	7,338,654
Hanover Insurance Group Inc. (The)	51,672	2,708,646
HCC Insurance Holdings Inc.	58,904	2,049,859
Jefferson-Pilot Corp.	144,444	8,080,197
Lincoln National Corp.	180,113	9,832,369
Markel Corp.(1)	5,765	1,946,725
MBIA Inc.	132,050	7,940,167
Mercury General Corp.	27,306	1,499,099
MGIC Investment Corp.	91,109	6,070,593
Nationwide Financial Services Inc.	59,334	2,552,549
Old Republic International Corp.	237,449	5,181,137
Philadelphia Consolidated Holding Corp.(1)	8,985	306,748
PMI Group Inc. (The)	92,242	4,235,753
Principal Financial Group Inc.	305,407	14,903,862
Protective Life Corp.	72,384	3,600,380
Radian Group Inc.	89,590	5,397,798
Reinsurance Group of America Inc.	30,683	1,450,999
SAFECO Corp.	132,538	6,654,733
StanCorp Financial Group Inc.	58,206	3,149,527
Torchmark Corp.	108,262	6,181,760
Transatlantic Holdings Inc.	25,854	1,511,166
Unitrin Inc.	25,907	1,204,935
UNUMProvident Corp.	309,622	6,341,059
Wesco Financial Corp.	1,472	587,328

		191,840,926
INTERNET—0.06%
CheckFree Corp.(1)	12,779	645,340
Emdeon Corp.(1)	60,199	650,149

		1,295,489
INVESTMENT COMPANIES—0.41%
Allied Capital Corp.(2)	138,925	4,251,105
American Capital Strategies Ltd.(2)	123,639	4,347,147

		8,598,252
IRON & STEEL—1.19%
Nucor Corp.	166,541	17,451,831
United States Steel Corp.	118,716	7,203,687

		24,655,518

LEISURE TIME—0.20%
Brunswick Corp.	25,718	999,401
Sabre Holdings Corp.	136,329	3,207,821

		4,207,222
LODGING—0.55%
Harrah’s Entertainment Inc.	70,511	5,497,038
Starwood Hotels & Resorts Worldwide Inc.	86,508	5,859,187

		11,356,225
MACHINERY—0.33%
Cummins Inc.	20,738	2,179,564
IDEX Corp.	10,748	560,723
Terex Corp.(1)	51,368	4,070,400

		6,810,687
MANUFACTURING—2.63%
AptarGroup Inc.	36,913	2,039,443
Brink’s Co. (The)	15,525	788,049
Carlisle Companies Inc.	14,928	1,221,110
Dover Corp.	69,905	3,394,587
Eastman Kodak Co.(2)	298,488	8,488,999
Eaton Corp.	112,649	8,219,998
Harsco Corp.	5,391	445,404
ITT Industries Inc.	16,192	910,314
Leggett & Platt Inc.	142,758	3,479,012
Pall Corp.	118,270	3,688,841
Parker Hannifin Corp.	70,731	5,701,626
Pentair Inc.	16,717	681,218
Roper Industries Inc.	12,506	608,167
SPX Corp.	62,310	3,328,600
Teleflex Inc.	38,071	2,727,026
Textron Inc.	94,026	8,781,088

		54,503,482
MEDIA—1.50%
Belo (A.H.) Corp.	99,742	1,982,871
Hearst-Argyle Television Inc.	30,719	717,596
Knight Ridder Inc.	69,894	4,418,000
Lee Enterprises Inc.	47,198	1,571,221
Liberty Global Inc. Class A(1)	280,264	5,737,004
McClatchy Co. (The) Class A	21,195	1,035,376
New York Times Co. Class A	150,418	3,807,080
Tribune Co.	247,548	6,790,242
Univision Communications Inc. Class A(1)	108,377	3,735,755
Washington Post Co. (The) Class B	770	598,098
Westwood One Inc.	62,549	690,541

		31,083,784
METAL FABRICATE & HARDWARE—0.32%
Precision Castparts Corp.	91,083	5,410,330
Timken Co. (The)	41,212	1,329,911

		6,740,241
MINING—0.38%
Phelps Dodge Corp.	98,500	7,932,205

		7,932,205
OFFICE & BUSINESS EQUIPMENT—0.96%
Pitney Bowes Inc.	113,601	4,876,891
Xerox Corp.(1)	996,141	15,141,343

		20,018,234

OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A	36,856	663,408

		663,408
OIL & GAS—3.00%
Amerada Hess Corp.	81,196	11,562,310
Chesapeake Energy Corp.	234,865	7,377,110
ENSCO International Inc.	44,970	2,313,707
Forest Oil Corp.(1)	54,929	2,042,260
Helmerich & Payne Inc.	18,265	1,275,262
Kerr-McGee Corp.	119,662	11,425,328
Newfield Exploration Co.(1)	35,890	1,503,791
Noble Energy Inc.	158,268	6,951,131
Pioneer Natural Resources Co.	126,417	5,593,952
Pogo Producing Co.	63,426	3,187,157
Pride International Inc.(1)	76,499	2,385,239
Rowan Companies Inc.	46,396	2,039,568
Sunoco Inc.	30,778	2,387,449
Tesoro Corp.	30,929	2,113,688
Unit Corp.(1)	2,444	136,253

		62,294,205
OIL & GAS SERVICES—0.39%
Cooper Cameron Corp.(1)	22,373	986,202
Dresser-Rand Group Inc.(1)	4,299	106,830
National Oilwell Varco Inc.(1)	74,779	4,794,829
Tidewater Inc.	40,041	2,211,464

		8,099,325
PACKAGING & CONTAINERS—1.06%
Ball Corp.	92,923	4,072,815
Bemis Co. Inc.	111,422	3,518,707
Owens-Illinois Inc.(1)	158,241	2,748,646
Packaging Corp. of America	64,479	1,446,909
Pactiv Corp.(1)	138,254	3,392,753
Sealed Air Corp.	56,666	3,279,261
Sonoco Products Co.	103,173	3,494,470

		21,953,561
PHARMACEUTICALS—1.44%
AmerisourceBergen Corp.	216,675	10,458,902
Hospira Inc.(1)	84,983	3,353,429
King Pharmaceuticals Inc.(1)	251,338	4,335,581
Mylan Laboratories Inc.	162,746	3,808,256
Omnicare Inc.	85,601	4,707,199
Watson Pharmaceuticals Inc.(1)	108,382	3,114,899

		29,778,266
PIPELINES—1.13%
Dynegy Inc. Class A(1)	311,748	1,496,390
El Paso Corp.	670,114	8,074,874
Equitable Resources Inc.	12,561	458,602
Kinder Morgan Inc.	5,957	547,984
National Fuel Gas Co.	86,884	2,842,844
Questar Corp.	67,118	4,701,616
Western Gas Resources Inc.	4,211	203,181
Williams Companies Inc.	240,958	5,154,092

		23,479,583
REAL ESTATE INVESTMENT TRUSTS—10.42%
AMB Property Corp.	87,397	4,743,035
American Financial Realty Trust	131,810	1,535,587
Annaly Mortgage Management Inc.	126,243	1,532,590

Apartment Investment & Management Co. Class A	99,075	4,646,618
Archstone-Smith Trust	220,389	10,748,372
Arden Realty Group Inc.	69,429	3,133,331
AvalonBay Communities Inc.	75,807	8,270,544
Boston Properties Inc.	115,142	10,736,992
BRE Properties Inc. Class A	52,859	2,960,104
Camden Property Trust	48,455	3,491,183
CapitalSource Inc.	25,301	629,489
CarrAmerica Realty Corp.	60,810	2,712,734
CBL & Associates Properties Inc.	46,120	1,957,794
Crescent Real Estate Equities Co.	80,663	1,699,569
Developers Diversified Realty Corp.	112,884	6,180,399
Duke Realty Corp.	140,049	5,314,860
Equity Office Properties Trust	395,756	13,289,486
Equity Residential	297,970	13,942,016
Essex Property Trust Inc.	23,979	2,607,237
Federal Realty Investment Trust	33,584	2,525,517
General Growth Properties Inc.	92,611	4,525,900
Health Care Property Investors Inc.	139,663	3,966,429
Health Care REIT Inc.	59,931	2,283,371
Healthcare Realty Trust Inc.	49,612	1,854,497
Hospitality Properties Trust	74,385	3,248,393
Host Marriott Corp.	402,366	8,610,632
HRPT Properties Trust	198,872	2,334,757
iStar Financial Inc.	116,960	4,477,229
Kimco Realty Corp.	206,455	8,390,331
KKR Financial Corp.	33,519	751,831
Liberty Property Trust	89,769	4,233,506
Macerich Co. (The)	50,943	3,767,235
Mack-Cali Realty Corp.	64,010	3,072,480
New Century Financial Corp.	25,378	1,167,896
New Plan Excel Realty Trust Inc.	107,293	2,783,180
Pan Pacific Retail Properties Inc.	42,248	2,995,383
ProLogis	229,862	12,297,617
Public Storage Inc.	18,486	1,501,618
Realty Income Corp.	92,771	2,245,986
Reckson Associates Realty Corp.	84,875	3,888,973
Regency Centers Corp.	70,570	4,741,598
Shurgard Storage Centers Inc. Class A	48,513	3,232,421
SL Green Realty Corp.	39,547	4,014,021
Thornburg Mortgage Inc.	111,264	3,010,804
Trizec Properties Inc.	95,874	2,466,838
United Dominion Realty Trust Inc.	82,738	2,361,343
Vornado Realty Trust	124,762	11,977,152
Weingarten Realty Investors	82,880	3,377,360

		216,236,238
RETAIL—3.62%
AnnTaylor Stores Corp.(1)	40,228	1,479,988
AutoNation Inc.(1)	184,755	3,981,470
Barnes & Noble Inc.	36,596	1,692,565
BJ’s Wholesale Club Inc.(1)	71,845	2,263,836
Borders Group Inc.	69,417	1,752,085
CBRL Group Inc.	25,340	1,112,679
Circuit City Stores Inc.	105,861	2,591,477
Claire’s Stores Inc.	7,468	271,163
Dillard’s Inc. Class A	66,417	1,729,499
Dollar Tree Stores Inc.(1)	35,793	990,392
Family Dollar Stores Inc.	37,752	1,004,203
Federated Department Stores Inc.	282,994	20,658,561
Foot Locker Inc.	77,728	1,856,145
Office Depot Inc.(1)	307,407	11,447,837

OfficeMax Inc.	73,526	2,218,279
Outback Steakhouse Inc.	4,482	197,208
Penney (J.C.) Co. Inc.	141,629	8,555,808
Rite Aid Corp.(1)	541,772	2,167,088
Saks Inc.(1)	111,103	2,144,288
Tiffany & Co.	90,291	3,389,524
Wendy’s International Inc.	57,845	3,589,861

		75,093,956
SAVINGS & LOANS—1.17%
Astoria Financial Corp.	101,828	3,152,595
Capitol Federal Financial	22,841	737,764
Downey Financial Corp.	21,496	1,446,681
Independence Community Bank Corp.	87,275	3,637,622
New York Community Bancorp Inc.(2)	276,106	4,837,377
Sovereign Bancorp Inc.	379,139	8,306,935
Washington Federal Inc.	90,197	2,182,767

		24,301,741
SEMICONDUCTORS—1.51%
Advanced Micro Devices Inc.(1)	238,539	7,909,953
Freescale Semiconductor Inc. Class B(1)	365,924	10,161,709
International Rectifier Corp.(1)	15,822	655,505
Intersil Corp. Class A	77,615	2,244,626
LSI Logic Corp.(1)	254,056	2,936,887
Micron Technology Inc.(1)	331,953	4,886,348
Novellus Systems Inc.(1)	66,694	1,600,656
Teradyne Inc.(1)	62,340	966,893

		31,362,577
SOFTWARE—0.75%
Avid Technology Inc.(1)	2,342	101,783
BEA Systems Inc.(1)	382,072	5,016,605
BMC Software Inc.(1)	129,923	2,814,132
Compuware Corp.(1)	222,372	1,741,173
Fair Isaac Corp.	17,333	686,733
Novell Inc.(1)	394,064	3,026,412
Sybase Inc.(1)	93,300	1,970,496
Take-Two Interactive Software Inc.(1)(2)	10,266	191,564

		15,548,898
TELECOMMUNICATIONS—3.33%
ADC Telecommunications Inc.(1)	120,434	3,081,906
American Tower Corp. Class A(1)	27,103	821,763
Andrew Corp.(1)	126,049	1,547,882
Avaya Inc.(1)	144,009	1,627,302
CenturyTel Inc.	119,931	4,691,701
Citizens Communications Co.	354,127	4,699,265
Comverse Technology Inc.(1)	22,160	521,425
Crown Castle International Corp.(1)	80,284	2,276,051
Harris Corp.	22,551	1,066,437
JDS Uniphase Corp.(1)	825,387	3,441,864
Lucent Technologies Inc.(1)	4,605,632	14,047,178
NTL Inc.(1)	266,995	7,772,225
PanAmSat Holding Corp.	30,409	754,751
Qwest Communications International Inc.(1)	1,568,353	10,664,800
Telephone & Data Systems Inc.	99,530	3,925,463
Tellabs Inc.(1)	466,065	7,410,434
United States Cellular Corp.(1)	11,066	656,878

		69,007,325
TEXTILES—0.16%
Mohawk Industries Inc.(1)	41,599	3,357,871

		3,357,871

TOYS, GAMES & HOBBIES—0.48%
Hasbro Inc.	162,968	3,438,625
Mattel Inc.	359,560	6,518,823

		9,957,448
TRANSPORTATION—2.12%
Alexander & Baldwin Inc.	45,580	2,173,254
CSX Corp.	225,139	13,463,312
Laidlaw International Inc.	104,199	2,834,213
Norfolk Southern Corp.	358,499	19,384,041
Overseas Shipholding Group Inc.	30,354	1,454,867
Ryder System Inc.	40,152	1,798,007
Swift Transportation Co. Inc.(1)	24,285	527,713
YRC Worldwide Inc.(1)	60,184	2,290,603

		43,926,010
WATER—0.16%
Aqua America Inc.	118,867	3,306,880

		3,306,880

TOTAL COMMON STOCKS (Cost: $1,860,953,912)		2,070,378,015

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.13%
CERTIFICATES OF DEPOSIT(3)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$152,517	152,517
Washington Mutual Bank
4.79%, 05/10/06	152,517	152,517
Wells Fargo Bank N.A.
4.78%, 12/05/06	244,028	244,028

		549,062
COMMERCIAL PAPER(3)—0.23%
Amstel Funding Corp.
4.40%, 05/08/06	152,517	151,863
Aspen Funding Corp.
4.90%, 04/03/06	51,856	51,856
Barton Capital Corp.
4.73%, 05/10/06	122,014	121,421
Bryant Park Funding LLC
4.72%, 04/18/06	163,892	163,570
Cancara Asset Securitization Ltd.
4.73%, 04/20/06	76,259	76,088
CC USA Inc.
4.23%, 04/21/06	91,510	91,317
Chesham Finance LLC
4.73% - 4.85%, 04/03/06 - 05/10/06	762,587	761,104
Ebury Finance Ltd.
4.79%, 05/10/06	76,259	75,883
Edison Asset Securitization LLC
4.37%, 05/08/06	152,517	151,869

Galaxy Funding Inc.
4.23%, 04/18/06	87,545	87,391
Giro Funding Corp.
4.76%, 04/24/06	76,259	76,047
Grampian Funding LLC
4.41%, 05/15/06	152,517	151,733
Jupiter Securitization Corp.
4.72% - 4.73%, 04/18/06 - 04/25/06	429,022	427,854
Liberty Street Funding Corp.
4.73%, 04/18/06	76,259	76,108
Mont Blanc Capital Corp.
4.73%, 04/20/06	457,552	456,530
Nordea North America Inc.
4.16%, 04/04/06	320,286	320,250
Park Granada LLC
4.75%, 05/05/06	132,022	131,465
Sigma Finance Inc.
4.16%, 04/06/06	183,021	182,957
Solitaire Funding Ltd.
4.75%, 05/10/06	91,510	91,064
Sydney Capital Corp.
4.72% - 4.73%, 04/18/06 - 04/21/06	620,502	619,227
Thunder Bay Funding Inc.
4.76%, 04/18/06	150,510	150,212
Tulip Funding Corp.
4.80%, 04/28/06	305,035	304,018

		4,719,827
MEDIUM-TERM NOTES(3)—0.05%
Dorada Finance Inc.
3.93%, 07/07/06	94,561	94,558
K2 USA LLC
3.94%, 07/07/06	183,021	183,018
Marshall & Ilsley Bank
5.18%, 12/15/06	305,035	305,771
Sigma Finance Inc.
5.13%, 03/30/07	106,762	106,762
Toronto-Dominion Bank
3.81%, 06/20/06	381,293	381,301
US Bank N.A.
2.85%, 11/15/06	61,007	60,312

		1,131,722
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.74%(4)(5)	1,699,661	1,699,661

		1,699,661
REPURCHASE AGREEMENTS(3)—0.15%
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.94%, due 4/3/06, maturity value $457,740 (collateralized by non-U.S. Government debt securities, value $504,584, 3.79% to 6.00%, 11/25/20 to 9/19/44).	$457,552	457,552
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.93%, due 4/3/06, maturity value $762,900 (collateralized by non-U.S. Government debt securities, value $801,020, 3.82% to 6.58%, 4/21/34 to 11/20/35).	762,587	762,587

Goldman Sachs Group Inc. Repurchase Agreement, 4.85%, due 4/3/06, maturity value $762,895 (collateralized by U.S. Government obligations, value $776,415, 4.50% to 5.00%, 4/1/34 to 3/1/36).	762,587	762,587
Goldman Sachs Group Inc. Repurchase Agreement, 5.03%, due 4/3/06, maturity value $610,325 (collateralized by non-U.S. Government debt securities, value $642,182, 0.00% to 10.00%, 1/1/08 to 1/1/10).	610,069	610,069
Morgan Stanley Repurchase Agreement, 4.84%, due 4/3/06, maturity value $305,158 (collateralized by U.S. Government obligations, value $311,917, 4.76% to 5.80%, 9/1/15 to 2/1/36).	305,035	305,035
Morgan Stanley Repurchase Agreement, 4.93%, due 4/3/06, maturity value $305,160 (collateralized by non-U.S. Government debt securities, value $315,798, 0.00% to 6.91%, 4/3/06 to 3/15/32).	305,035	305,035

		3,202,865
TIME DEPOSITS(3)—0.06%
Fifth Third Bank
4.84%, 04/03/06	342,682	342,682
Societe Generale
4.85%, 04/03/06	305,035	305,035
UBS AG
4.88%, 04/03/06	610,069	610,069

		1,257,786
VARIABLE & FLOATING RATE NOTES(3)—0.53%
Allstate Life Global Funding II
4.71% - 4.81%, 03/08/07 - 04/27/07(6)	704,630	704,757
American Express Bank
4.74%, 07/19/06	76,259	76,259
American Express Centurion Bank
4.78%, 06/29/06	122,014	122,014
American Express Credit Corp.
4.76%, 02/05/07	91,510	91,577
ASIF Global Financing
4.95%, 05/30/06(6)	579,566	579,712
Australia & New Zealand Banking Group Ltd.
4.78%, 04/23/07(6)	198,273	198,273
Beta Finance Inc.
4.77%, 05/25/06(6)	213,524	213,521
BMW US Capital LLC
4.72%, 04/16/07(6)	305,035	305,035
Carlyle Loan Investment Ltd.
4.80%, 04/13/07(6)	24,403	24,403
CC USA Inc.
4.77%, 05/25/06(6)	167,769	167,767
Commodore CDO Ltd.
4.97%, 12/12/06(6)	76,259	76,259
DEPFA Bank PLC
4.92%, 03/15/07	305,035	305,035
Eli Lilly Services Inc.
4.60%, 03/30/07(6)	305,035	305,035
Fifth Third Bancorp.
4.78%, 01/23/07(6)	610,069	610,069
General Electric Capital Corp.
4.79%, 04/09/07	137,266	137,364

Hartford Life Global Funding Trusts
4.77%, 02/15/07	305,035	305,035
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	305,035	305,035
Leafs LLC
4.78%, 01/22/07 - 02/20/07(6)	319,302	319,303
Marshall & Ilsley Bank
4.73%, 02/15/07	167,769	167,769
Metropolitan Life Global Funding I
4.67%, 04/05/07(6)	457,552	457,552
Natexis Banques Populaires
4.73%, 04/13/07(6)	228,776	228,776
Nationwide Building Society
4.70% - 5.03%, 04/05/07 - 04/27/07(6)	823,594	823,624
Northern Rock PLC
4.68%, 02/02/07(6)	366,042	366,052
Permanent Financing PLC
4.66%, 06/12/06(6)	265,380	265,380
Pfizer Investment Capital PLC
4.71%, 02/15/07(6)	305,035	305,035
Principal Life Income Funding Trusts
4.70%, 05/10/06	228,776	228,777
Sedna Finance Inc.
4.75%, 09/20/06(6)	91,510	91,510
Skandinaviska Enskilda Bank NY
4.77%, 03/19/07(6)	305,035	305,035
Strips III LLC
4.86%, 07/24/06(6)	76,912	76,912
SunTrust Bank
4.62%, 04/28/06	457,552	457,552
Toyota Motor Credit Corp.
4.81%, 04/10/06	137,266	137,266
UniCredito Italiano SpA
4.84%, 06/14/06	396,545	396,517
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	305,035	305,035
US Bank N.A.
4.75%, 09/29/06	137,266	137,248
Wachovia Asset Securitization Inc.
4.81%, 04/24/06(6)	557,437	557,437
Wells Fargo & Co.
4.74%, 03/15/07(6)	152,517	152,528
WhistleJacket Capital Ltd.
4.75% - 4.78%, 06/22/06 - 07/28/06(6)	152,517	152,512
White Pine Finance LLC
4.73% - 4.78%, 05/22/06 - 06/20/06(6)	183,021	183,023
Wind Master Trust
4.82%, 08/25/06(6)	31,580	31,580
Winston Funding Ltd.
4.68%, 04/23/06(6)	217,795	217,795

		10,891,368

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,452,291)		23,452,291

TOTAL INVESTMENTS IN SECURITIES — 100.91% (Cost: $1,884,406,203)		2,093,830,306
Other Assets, Less Liabilities — (0.91)%		(18,906,848)

NET ASSETS — 100.00%		$2,074,923,458

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 5.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to the financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: June 2, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: June 2, 2006